UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 81.87%				$1,347,604,793

(Cost $1,323,792,552)

Consumer Discretionary 32.99%				543,110,751

Auto Components - 1.90%
Allison Transmission, Inc.	3.032	08/07/14	10,652,064	10,279,242
Dana Holding Corp.	4.532	01/30/15	9,921,045	9,924,587
United Components, Inc.	6.250	03/23/17	11,000,000	11,090,750

Automobiles - 0.37%
Ford Motor Company	3.038	12/16/13	6,143,148	6,078,271

Diversified Consumer Services - 1.83%
Cengage Learning, Inc.	2.540	07/03/14	32,625,993	30,068,931

Hotels, Restaurants & Leisure - 10.34%
Burger King Corp.	6.250	10/19/16	8,500,000	8,606,191
CCM Merger, Inc.	8.500	07/13/12	19,408,504	19,316,314
Denny's, Inc.	6.500	09/20/16	7,500,000	7,528,125
Dineequity, Inc.	6.000	09/21/17	17,470,833	17,699,928
Dunkin Brands, Inc. (T)	-	11/18/17	15,000,000	15,137,940
Golden Nugget, Inc.	3.260	06/30/14	1,725,732	1,384,284
Harrah's Operating Company, Inc.	9.500	10/31/16	21,327,381	22,023,187
Harrah's Operating Company, Inc.	3.288	01/28/15	23,119,753	20,209,554
Las Vegas Sands LLC	3.030	11/23/16	18,806,317	17,648,563
QUIZNO's Corp.	5.063	05/05/13	14,049,967	12,448,270
Sugarhouse HSP Gaming Prop. Mezz. LP	11.250	09/23/14	7,750,000	7,837,188
VML US Finance LLC	4.800	05/25/12	2,299,751	2,298,781
VML US Finance LLC	4.800	05/27/13	5,952,477	5,949,965
Wynn Las Vegas LLC	3.260	08/04/15	12,500,000	12,152,350

Leisure Equipment & Products - 1.24%
Amscan Holdings, Inc.	2.539	05/25/13	1,511,487	1,498,261
Amscan Holdings, Inc. (T)	-	12/04/17	19,000,000	18,839,982

Media - 12.67%
Advantage Sale & Marketing LLC	5.000	05/05/16	2,985,000	2,979,030
Carmike Cinemas, Inc.	5.500	01/27/16	12,229,375	12,257,759
Charter Communications Operating LLC	3.540	09/06/16	28,260,438	27,637,833
Citadel Broadcasting Corp.	11.000	06/03/15	12,562,001	13,217,222
Dex Media West, Inc.	7.000	10/24/14	18,544,913	15,670,451
Getty Images, Inc. (T)	-	10/18/16	8,000,000	8,062,000
Insight Midwest Holdings LLC	2.014	04/07/14	2,068,519	1,997,843
Newsday LLC	10.500	08/01/13	17,500,000	18,550,000
Nielsen Finance LLC	4.003	05/02/16	14,573,089	14,325,346
Regal Cinemas Corp.	3.789	11/21/16	13,758,987	13,806,290
Sinclair Television Group, Inc.	5.500	10/29/15	11,904,620	12,053,428
SuperMedia, Inc.	11.000	12/31/15	9,382,081	6,008,444
Tribune Company	3.460	06/04/14	10,000,000	6,327,780
Tribune Company	3.230	06/07/11	2,462,857	1,534,887
Univision Communications, Inc.	4.506	03/31/17	39,728,561	36,985,681
UPC Broadband Holding BV	4.251	12/30/16	1,934,417	1,898,146
UPC Broadband Holding BV	2.501	12/31/14	3,565,583	3,476,444
Visant Corp.	7.000	09/22/16	11,750,000	11,845,469

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Multiline Retail - 2.86%
Michaels Stores, Inc.	5.130	06/29/16	26,267,271	$26,008,249
Neiman Marcus Group, Inc.	2.294	04/05/13	19,135,439	18,652,709
Savers, Inc.	5.750	03/11/16	2,487,500	2,487,500

Specialty Retail - 1.78%
Bass Pro Group LLC	5.008	04/09/15	4,223,763	4,236,962
General Nutrition Centers, Inc.	2.529	09/16/13	5,868,534	5,795,177
Gymboree Corp. (T)	-	11/16/17	19,200,000	19,275,437

Consumer Staples 2.84%				46,752,771

Food & Staples Retailing - 0.46%
Michael Foods, Inc.	5.130	07/31/16	7,435,909	7,503,301

Food Products - 1.63%
Bolthouse Farms, Inc.	9.500	08/11/16	11,500,000	11,600,625
Bolthouse Farms, Inc.	5.500	02/11/16	985,909	985,909
Brickman Group Holdings, Inc.	7.250	10/14/16	6,500,000	6,548,750
Dole Food Company, Inc.	5.060	03/02/17	2,199,479	2,206,533
Dole Food Company, Inc.	5.041	03/02/17	5,462,957	5,480,477

Household Products - 0.52%
Spectrum Brands, Inc.	8.000	06/16/16	8,478,685	8,635,015

Personal Products - 0.23%
NBTY, Inc.	6.250	07/14/17	3,750,000	3,792,161

Energy 2.16%				35,565,358

Energy Equipment & Services - 0.40%
Cie Generale de Geophysique-Veritas	4.500	01/12/14	1,070,444	1,061,078
Hercules Offshore, Inc.	6.000	07/11/13	5,920,904	5,474,989

Oil, Gas & Consumable Fuels - 1.76%
AEI Finance Holding LLC	3.289	03/30/12	960,882	940,463
AEI Finance Holding LLC	3.289	03/30/14	7,830,752	7,664,348
SemiGroup Corp.	0.556	11/30/12	3,980,278	3,994,209
Venoco, Inc.	4.313	05/08/14	17,325,424	16,430,271

Financials 3.66%				60,186,243

Diversified Financial Services - 1.50%
Fifth Third Processing Solutions	5.500	11/01/16	6,000,000	6,019,500
International Lease Finance Corp.	6.750	03/17/15	6,409,615	6,492,024
Pinafore LLC/Pinafore, Inc.	6.750	09/29/16	7,125,000	7,202,933
Pinafore LLC/Pinafore, Inc.	6.500	09/29/15	5,000,000	5,001,565

Insurance - 0.89%
Asurion Corp.	6.750	03/31/15	5,000,000	4,923,215
Asurion Corp.	3.258	07/03/14	6,437,494	5,997,111
First American Corp.	4.750	04/12/16	3,740,625	3,749,977

Real Estate Management & Development - 1.27%
Realogy Corp.	3.286	10/10/13	15,995,346	14,687,151
Realogy Corp.	3.284	10/10/13	4,476,923	4,110,773
Realogy Corp.	3.256	10/10/13	2,180,313	2,001,994

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care 13.60%				$223,795,419

Biotechnology - 1.17%
Grifols SA (T)	-	06/04/16	19,000,000	19,166,250

Health Care Equipment & Supplies - 0.60%
Bausch & Lomb, Inc.	5.527	04/24/15	7,816,528	7,617,855
Bausch & Lomb, Inc.	3.506	04/24/15	2,291,261	2,250,121

Health Care Providers & Services - 9.13%
Alliance Healthcare Services, Inc.	5.500	06/01/16	4,962,500	4,932,517
Cardinal Health, Inc.	2.506	04/10/14	10,409,178	9,814,991
Community Health Systems, Inc.	2.544	07/25/14	21,809,157	21,293,917
CRC Health Corp.	2.539	02/06/13	19,668,928	18,783,826
Hanger Orthopedic Group, Inc.	2.260	05/28/13	4,878,866	4,891,063
Hanger Orthopedic Group, Inc. (T)	-	11/17/16	8,400,000	8,452,500
HCA, Inc.	2.539	11/18/13	18,207,967	17,821,048
Health Management Associates, Inc.	2.039	02/28/14	4,389,127	4,267,430
IASIS Healthcare LLC	2.256	03/14/14	7,285,940	7,070,401
Manor Care, Inc.	2.756	12/22/14	4,920,010	4,799,470
Multiplan, Inc.	6.500	08/26/17	20,441,224	20,511,501
Universal Health Services, Inc.	5.500	07/28/16	16,000,000	16,080,000
Vanguard Health Holding Company I LLC	5.000	01/29/16	11,591,823	11,630,458

Health Care Technology - 0.87%
Medassets, Inc.	5.250	11/15/16	14,250,000	14,312,344

Pharmaceuticals - 1.83%
Warner Chilcott Company LLC	6.500	02/22/16	7,539,202	7,602,818
Warner Chilcott Company LLC	6.500	02/22/16	1,960,784	1,978,641
Warner Chilcott Company LLC	6.250	04/30/15	3,323,179	3,341,181
Warner Chilcott Company LLC	6.250	04/30/15	9,582,757	9,636,622
Warner Chilcott Company LLC	6.000	10/30/14	7,547,537	7,540,465

Industrials 9.54%				157,109,107

Aerospace & Defense - 2.61%
DAE Aviation Holdings, Inc.	4.040	07/31/14	16,470,950	15,688,579
Delos Aircraft, Inc.	7.000	03/17/16	16,200,385	16,446,290
Hawker Beechcraft Acquisition Company LLC	2.289	03/26/14	859,834	729,246
Hawker Beechcraft Acquisition Company LLC	2.265	03/26/14	11,047,150	9,369,364
TransDigm, Inc.	2.267	06/23/13	840,000	832,860

Airlines - 0.73%
Delta Air Lines, Inc.	8.750	09/27/13	9,160,890	9,227,957
Delta Air Lines, Inc.	2.276	04/30/12	2,075,698	2,023,805
United Airlines, Inc.	2.313	02/03/14	825,510	785,414

Building Products - 0.61%
Goodman Global, Inc.	5.750	10/06/16	10,000,000	10,066,000

Commercial Services & Supplies - 2.86%
Affinion Group, Inc.	5.000	10/10/16	4,962,500	4,927,351
ARAMARK Corp.	3.539	07/26/16	8,766,291	8,726,571
ARAMARK Corp.	3.506	07/26/16	576,513	573,901

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

ARAMARK Corp.	2.281	01/27/14	64,096	$63,135
ARAMARK Corp.	2.164	01/27/14	1,171,857	1,154,279
Brand Energy Services	2.563	02/07/14	2,503,880	2,384,946
Language Line LLC	5.500	11/04/15	7,940,000	7,855,638
U.S. Investigations Services, Inc.	7.750	02/21/15	5,985,000	5,999,963
U.S. Investigations Services, Inc.	3.292	02/21/15	16,333,944	15,353,908

Industrial Conglomerates - 1.58%
Reynolds Group Holdings Ltd.	6.500	03/16/16	5,000,000	5,033,335
Reynolds Group Holdings, Inc.	6.750	05/05/16	3,950,156	3,979,782
Reynolds Group Holdings, Inc.	6.250	05/05/16	16,893,750	16,992,291

Marine - 0.08%
Trico Shipping AS (U)	13.500	09/21/11	1,318,000	1,318,000

Professional Services - 1.07%
Fenwal, Inc.	2.544	02/28/14	20,106,562	17,576,492

Information Technology 5.96%				98,174,013

IT Services - 0.55%
Fidelity National Information Services, Inc.	5.250	07/18/16	8,970,589	9,058,689

Semiconductors & Semiconductor Equipment -
1.67%
Freescale Semiconductor, Inc.	4.504	12/01/16	27,174,520	25,544,049
Sensata Technologies	2.038	04/26/13	1,967,342	1,901,436

Software - 3.74%
Aspect Software, Inc.	6.250	04/19/16	7,960,000	7,913,569
Dealer Computer Services, Inc.	5.250	04/21/17	8,873,626	8,875,845
First Data Corp.	3.003	09/24/14	35,302,578	31,764,307
SunGard Data Systems, Inc.	3.910	02/26/16	13,263,260	13,116,118

Materials 3.82%				62,793,926

Chemicals - 0.37%
Nalco Company	4.500	10/05/17	6,000,000	6,041,250

Containers & Packaging - 1.97%
Berry Plastics Corp.	2.284	04/03/15	21,165,665	19,850,748
Graham Packaging Company LP	6.750	04/05/14	8,511,126	8,565,844
Graham Packaging Company LP	6.000	12/31/16	2,000,000	2,016,250
Graphic Packaging International Corp.	2.287	05/16/14	2,002,905	1,967,604

Metals & Mining - 1.35%
Fairmount Minerals, Ltd.	6.273	08/05/16	14,000,000	14,180,838
Global Brass and Copper, Inc.	10.251	07/29/15	8,000,000	7,960,000

Paper & Forest Products - 0.13%
Georgia-Pacific Corp.	2.292	12/21/12	2,215,923	2,211,392

Telecommunication Services 2.43%				40,004,960

Diversified Telecommunication Services - 2.36%
Level 3 Financing, Inc.	11.500	03/13/14	4,000,000	4,312,500
Level 3 Financing, Inc.	2.539	03/13/14	5,000,000	4,642,855
PanAmSat Corp.	2.790	01/03/14	1,482,361	1,452,095

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

PanAmSat Corp.	2.790	01/03/14	23,692,076	$23,208,356
Telesat Canada	3.260	10/31/14	5,350,943	5,309,473

Wireless Telecommunication Services - 0.07%
MetroPCS Wireless, Inc.	3.813	11/04/16	992,009	989,707
MetroPCS Wireless, Inc.	2.563	11/04/13	91,055	89,974

Utilities 4.87%				80,112,245

Electric Utilities - 2.90%
Texas Competitive Electric Holdings Company LLC	3.754	10/10/14	45,507,602	35,023,788
Texas Competitive Electric Holdings Company LLC	3.754	10/10/14	16,475,708	12,723,744

Independent Power Producers & Energy Traders -
1.97%
GenOn Energy, Inc. (T)	-	09/08/17	10,250,000	10,243,594
New Development Holdings, Inc.	7.000	07/03/17	9,473,750	9,620,299
NRG Energy, Inc.	3.539	08/31/15	2,881,283	2,862,759
NRG Energy, Inc.	3.539	08/31/15	7,980,233	7,973,107
NRG Energy, Inc.	2.039	02/01/13	1,681,275	1,663,862
NRG Energy, Inc.	1.789	02/01/13	1,103	1,092

Corporate Bonds 12.46%				$205,105,433

(Cost $196,216,620)

Consumer Discretionary 0.78%				12,844,482

Hotels, Restaurants & Leisure - 0.10%
Harrah's Operating Company, Inc.	11.250	06/01/17	1,500,000	1,635,000

Media - 0.63%
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	8.125	04/30/20	2,300,000	2,415,000
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.875	04/30/18	2,970,000	3,073,950
Univision Communications, Inc. (S)	7.875	11/01/20	4,720,000	4,826,200

Multiline Retail - 0.05%
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	859,935	894,332

Consumer Staples 0.06%				1,024,100

Tobacco - 0.06%
Alliance One International, Inc.	10.000	07/15/16	980,000	1,024,100

Energy 1.68%				27,596,650

Energy Equipment & Services - 0.24%
Hercules Offshore, Inc. (S)	10.500	10/15/17	5,000,000	3,975,000

Oil, Gas & Consumable Fuels - 1.44%
Chesapeake Energy Corp.	9.500	02/15/15	6,000,000	6,720,000
Murray Energy Corp. (S)	10.250	10/15/15	8,580,000	8,751,600
OPTI Canada, Inc. (S)	9.000	12/15/12	2,990,000	2,975,050
SandRidge Energy, Inc. (S)	9.875	05/15/16	5,000,000	5,175,000

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials 2.06%				$33,891,563

Consumer Finance - 1.14%
Ford Motor Credit Company LLC	12.000	05/15/15	5,400,000	6,686,971
SLM Corp.	8.000	03/25/20	11,980,000	12,024,494

Diversified Financial Services - 0.92%
Citigroup, Inc.	6.375	08/12/14	7,500,000	8,306,348
International Lease Finance Corp. (S)	7.125	09/01/18	6,500,000	6,873,750

Industrials 2.36%				38,852,123

Airlines - 0.70%
Continental Airlines, Inc.	9.250	05/10/17	2,374,652	2,588,371
Continental Airlines, Inc.	6.900	01/02/18	1,122,428	1,198,192
Continental Airlines, Inc.	6.545	02/02/19	318,110	334,810
Continental Airlines, Inc.	6.503	06/15/11	1,030,000	1,053,175
United Air Lines, Inc.	10.400	11/01/16	1,879,170	2,179,837
United Air Lines, Inc.	9.750	01/15/17	3,645,109	4,118,973

Electrical Equipment - 0.72%
NXP BV / NXP Funding LLC (P)	3.039	10/15/13	12,655,000	11,958,975

Road & Rail - 0.94%
RailAmerica, Inc.	9.250	07/01/17	14,082,000	15,419,790

Information Technology 0.34%				5,575,200

Software - 0.34%
Aspect Software, Inc. (S)	10.625	05/15/17	5,520,000	5,575,200

Materials 2.47%				40,727,105

Chemicals - 1.54%
Georgia Gulf Corp. (S)	9.000	01/15/17	5,000,000	5,300,000
Ineos Finance PLC (S)	9.000	05/15/15	4,250,000	4,398,750
Lyondell Chemical Company	11.000	05/01/18	7,730,049	8,599,680
Lyondell Chemical Company (S)	8.000	11/01/17	6,500,000	7,011,875

Containers & Packaging - 0.18%
Ardagh Packaging Finance PLC (S)	7.375	10/15/17	3,000,000	3,082,500

Paper & Forest Products - 0.75%
Appleton Papers, Inc. (S)	10.500	06/15/15	5,660,000	5,546,800
NewPage Corp.	11.375	12/31/14	7,500,000	6,787,500

Telecommunication Services 1.21%				19,836,250

Diversified Telecommunication Services - 0.50%
Wind Acquisition Finance SA (S)	7.250	02/15/18	8,250,000	8,126,250

Wireless Telecommunication Services - 0.71%
iPCS, Inc. (P)	2.412	05/01/13	7,000,000	6,685,000
Sprint Capital Corp.	7.625	01/30/11	5,000,000	5,025,000

Utilities 1.50%				24,757,960

Independent Power Producers & Energy Traders -
1.50%
Calpine Construction Finance Company LP (S)	8.000	06/01/16	7,000,000	7,367,500
Calpine Corp. (S)	7.875	07/31/20	3,000,000	3,030,000
Calpine Corp. (S)	7.500	02/15/21	6,000,000	5,895,000
Calpine Corp. (S)	7.250	10/15/17	8,508,000	8,465,460

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 2.02%		$33,306,024

(Cost $20,281,066)

Consumer Discretionary 0.66%		10,849,520

Hotels, Restaurants & Leisure - 0.06%
Tropicana Entertainment, Inc. (I)	72,338	1,048,901

Media - 0.60%
Citadel Broadcasting Corp., Class A (I)	53,412	1,362,006
Citadel Broadcasting Corp., Class B (I)	330,926	8,438,613

Energy 0.14%		2,295,443

Oil, Gas & Consumable Fuels - 0.14%
Express Energy Services LLC (I)	117,715	2,295,443

Industrials 0.01%		102,500

Building Products - 0.01%
Nortek, Inc. (I)	2,500	102,500

Materials 1.21%		20,058,561

Chemicals - 1.21%
Georgia Gulf Corp. (I),(L)	74,111	1,506,677
LyondellBasell Industries, Class A (I)	635,121	18,551,884

Preferred Securities 0.48%		$7,921,856

(Cost $7,460,535)

Financials 0.48%		7,921,856

Diversified Financial Services - 0.48%
Citigroup Capital XII (8.500% to 03/30/2015, then 3 month LIBOR + 5.870%)	298,375	7,921,856

		Value

Short-Term Investments 9.00%		$148,139,753

(Cost $148,139,904)

	Par value
		Value

Repurchase Agreement 8.91%		146,716,165

Goldman Sachs Tri-Party Repurchase Agreement dated 11/30/2010 at 0.230% to be repurchased at $140,700,899 on 12/01/2010, collateralized by $39,325,000 Federal
Home Loan Mortgage Corp., 1.000% due 10/12/2012 (valued at 39,325,000, including interest), and $105,000,000 Federal Home Loan Mortgage Corp., 1.750%
due 11/23/2012 (valued at 104,212,500, including interest)	140,700,000	140,700,000
Repurchase Agreement with State Street Corp. dated 11/30/2010 at 0.010% to be repurchased at $6,016,166 on 12/01/2010, collateralized by $5,810,000 U.S.
Treasury Notes, 2.500% due 04/30/2015 (valued at $6,124,321, including interest)	6,016,165	6,016,165

	Shares
		Value
Securities Lending Collateral 0.09%		1,423,588

John Hancock Collateral Investment Trust, 0.2624% (W)(Y)	142,258	1,423,588

Floating Rate Income Fund
As of 11-30-10 (Unaudited)

Total investments (Cost $1,695,890,677)† 105.83%	$1,742,077,859

Other assets and liabilities, net (5.83%)	($95,942,352)

Total net assets 100.00%	$1,646,135,507

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $1,699,402,165. Net unrealized appreciation aggregated $42,675,694, of which $57,609,919 related to appreciated investment securities and $14,934,225 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/2010	Price	Inputs	Inputs
Term Loans
Consumer Discretionary	$543,110,751	-	$543,110,751	-
Consumer Staples	46,752,771	-	46,752,771	-
Energy	35,565,358	-	35,565,358	-
Financials	60,186,243	-	60,186,243	-
Health Care	223,795,419	-	223,795,419	-
Industrials	157,109,107	-	157,109,107	-
Information Technology	98,174,013	-	98,174,013	-
Materials	62,793,926	-	62,793,926	-
Telecommunication Services	40,004,960	-	40,004,960	-
Utilities	80,112,245	-	80,112,245	-
Corporate Bonds
Consumer Discretionary	12,844,482	-	12,844,482	-
Consumer Staples	1,024,100	-	1,024,100	-
Energy	27,596,650	-	27,596,650	-
Financials	33,891,563	-	33,891,563	-
Industrials	38,852,123	-	38,852,123	-
Information Technology	5,575,200	-	5,575,200	-
Materials	40,727,105	-	40,727,105	-
Telecommunication Services	19,836,250	-	19,836,250	-
Utilities	24,757,960	-	24,757,960	-
Common Stocks		-		-
Consumer Discretionary	10,849,520	-	10,849,520	-
Energy	2,295,443	-	2,295,443	-

Industrials	102,500	$102,500	-	-
Materials	20,058,561	20,058,561	-	-
Preferred Securities				-
Financials	7,921,856	-	7,921,856	-
Short-Term Investments	148,139,753	1,423,588	146,716,165	-
Total investments in
Securities	$1,742,077,859	$21,584,649	$1,720,493,210	-

During the period ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2010, the Fund had $419,500 in unfunded loan commitments outstanding.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q1 11/10
1/11

John Hancock MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Lifecycle 2045 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES – 99.99%

Affiliated Investment Companies - 99.99%

EQUITY - 92.12%

John Hancock Funds II (G) - 90.14%
All Cap Value, Class NAV (Lord Abbett)	345,357	$3,895,628
Alpha Opportunities, Class NAV (Wellington)	928,543	11,188,944
Blue Chip Growth, Class NAV (T. Rowe Price)	958,045	18,787,270
Capital Appreciation, Class NAV (Jennison)	1,743,400	18,968,188
Emerging Markets Value, Class NAV (DFA)	2,798,135	33,913,398
Equity-Income, Class NAV (T. Rowe Price)	563,798	7,492,869
Fundamental Value, Class NAV (Davis)	783,454	11,156,381
Heritage, Class NAV (American Century) (I)	440,244	4,032,634
Index 500, Class NAV (John Hancock2) (A)	11,099,236	98,006,257
International Equity Index, Class NAV (SSgA)	1,698,431	28,516,658
International Growth Stock , Class NAV (Invesco) (I)	184,968	1,888,520
International Opportunities, Class NAV (Marsico)	208,429	2,838,798
International Small Cap, Class NAV (Templeton)	278,154	4,161,178
International Small Company, Class NAV (DFA)	523,927	4,154,745
International Value, Class NAV (Templeton)	349,209	4,721,301
Large Cap Value, Class NAV (BlackRock3)	429,716	7,511,431
Mid Cap Growth Index, Class NAV (SSgA) (I)	558,484	5,986,952
Mid Cap Stock, Class NAV (Wellington)	507,100	8,296,151
Mid Cap Value Equity, Class NAV (Columbia)	333,639	3,102,842
Mid Cap Value Index, Class NAV (SSgA) (I)	592,801	5,803,522
Mid Value, Class NAV (T. Rowe Price)	394,220	5,818,687
Mutual Shares, Class NAV (Templeton) (I)	730,051	7,439,217
Natural Resources, Class NAV (Wellington)	486,732	10,386,862
Real Estate Equity, Class NAV (T. Rowe Price)	311,348	2,356,903
Small Cap Growth, Class NAV (Wellington)	259,893	2,767,856
Small Cap Index, Class NAV (John Hancock2) (A)	500,986	6,282,369
Small Cap Value, Class NAV (Wellington)	222,209	3,542,014
Small Company Growth, Class NAV (Invesco)	223,488	2,771,252
Small Company Value, Class NAV (T. Rowe Price)	197,150	4,698,092
Smaller Company Growth, Class NAV (Frontier/ John Hancock[2] (A)/Perimeter) (I)	209,091	2,789,273
Value & Restructuring, Class NAV (Columbia)	1,015,275	10,944,667
Value, Class NAV (Invesco) (I)	317,478	3,114,464

John Hancock Funds III (G) - 1.22%
International Core, Class NAV (GMO)	171,062	4,721,301

John Hancock Investment Trust (G) - 0.76%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A) (I)	237,602	2,920,133

FIXED INCOME - 7.87%

John Hancock Funds II (G) - 7.87%
Currency Strategies, Class NAV (First Quadrant) (I)	830,567	7,965,139
Floating Rate Income, Class NAV (WAMCO)	301,513	2,915,633
Global Bond, Class NAV (PIMCO)	150,800	1,921,195
Global High Yield, Class NAV (Stone Harbor)	90,979	963,471
Global Real Estate, Class NAV (Deutsche)	392,012	2,861,686
High Yield, Class NAV (WAMCO)	151,606	1,362,939
Multi-Sector Bond, Class NAV (Stone Harbor)	132,544	1,375,807
Real Return Bond, Class NAV (PIMCO)	105,397	1,363,838
Spectrum Income, Class NAV (T. Rowe Price)	146,436	1,547,830
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	144,932	1,560,920

Lifecycle 2045 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Values
Investment Companies (continued)

Total Bond Market, Class NAV (Declaration) (A)	520,685	$5,508,843
U.S. High Yield Bond, Class NAV (Wells Capital)	76,800	979,196
Total investments (Cost $327,836,833) 99.99%		$385,303,254
Other assets and liabilities, net 0.01%		23,693
TOTAL NET ASSETS 100.00%		$385,326,947

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Lifecycle 2040 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES – 99.99%

Affiliated Investment Companies - 99.99%

EQUITY - 92.12%

John Hancock Funds II (G) - 90.15%
All Cap Value, Class NAV (Lord Abbett)	345,064	$3,892,318
Alpha Opportunities, Class NAV (Wellington)	926,320	11,162,160
Blue Chip Growth, Class NAV (T. Rowe Price)	957,035	18,767,458
Capital Appreciation, Class NAV (Jennison)	1,738,802	18,918,163
Emerging Markets Value, Class NAV (DFA)	2,771,544	33,591,108
Equity-Income, Class NAV (T. Rowe Price)	560,810	7,453,165
Fundamental Value, Class NAV (Davis)	782,788	11,146,903
Heritage, Class NAV (American Century) (I)	434,363	3,978,769
Index 500, Class NAV (John Hancock2) (A)	11,026,119	97,360,636
International Equity Index, Class NAV (SSgA)	1,676,417	28,147,038
International Growth Stock , Class NAV (Invesco) (I)	182,738	1,865,752
International Opportunities, Class NAV (Marsico)	207,559	2,826,956
International Small Cap, Class NAV (Templeton)	276,321	4,133,766
International Small Company, Class NAV (DFA)	518,501	4,111,713
International Value, Class NAV (Templeton)	343,299	4,641,405
Large Cap Value, Class NAV (BlackRock3)	429,351	7,505,049
Mid Cap Growth Index, Class NAV (SSgA) (I)	556,731	5,968,154
Mid Cap Stock, Class NAV (Wellington)	506,669	8,289,102
Mid Cap Value Equity, Class NAV (Columbia)	333,355	3,100,206
Mid Cap Value Index, Class NAV (SSgA) (I)	589,041	5,766,713
Mid Value, Class NAV (T. Rowe Price)	393,867	5,813,484
Mutual Shares, Class NAV (Templeton) (I)	727,466	7,412,877
Natural Resources, Class NAV (Wellington)	482,443	10,295,324
Real Estate Equity, Class NAV (T. Rowe Price)	309,864	2,345,673
Small Cap Growth, Class NAV (Wellington)	259,672	2,765,504
Small Cap Index, Class NAV (John Hancock2) (A)	500,561	6,277,031
Small Cap Value, Class NAV (Wellington)	222,020	3,539,005
Small Company Growth, Class NAV (Invesco)	223,054	2,765,870
Small Company Value, Class NAV (T. Rowe Price)	196,983	4,694,100
Smaller Company Growth, Class NAV (Frontier/ John Hancock[2] (A)/Perimeter) (I)	208,781	2,785,139
Value & Restructuring, Class NAV (Columbia)	1,014,413	10,935,368
Value, Class NAV (Invesco) (I)	315,723	3,097,242

John Hancock Funds III (G) - 1.21%
International Core, Class NAV (GMO)	168,699	4,656,082

John Hancock Investment Trust (G) - 0.76%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A) (I)	236,679	2,908,783

FIXED INCOME - 7.87%

John Hancock Funds II (G) - 7.87%
Currency Strategies, Class NAV (First Quadrant) (I)	821,193	7,875,237
Floating Rate Income, Class NAV (WAMCO)	299,527	2,896,426
Global Bond, Class NAV (PIMCO)	149,807	1,908,540
Global High Yield, Class NAV (Stone Harbor)	90,845	962,053
Global Real Estate, Class NAV (Deutsche)	389,220	2,841,307
High Yield, Class NAV (WAMCO)	151,614	1,363,013
Multi-Sector Bond, Class NAV (Stone Harbor)	132,183	1,372,061
Real Return Bond, Class NAV (PIMCO)	104,703	1,354,853
Spectrum Income, Class NAV (T. Rowe Price)	146,037	1,543,615
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	144,538	1,556,671

Lifecycle 2040 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value
Investment Companies (continued)

Total Bond Market, Class NAV (Declaration) (A)	519,267	$5,493,844
U.S. High Yield Bond, Class NAV (Wells Capital)	76,612	976,801
Total investments (Cost $328,617,513) 99.99%		$383,062,437
Other assets and liabilities, net 0.01%		23,637
TOTAL NET ASSETS 100.00%		$383,086,074

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Lifecycle 2035 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES – 99.99%

Affiliated Investment Companies - 99.99%

EQUITY - 92.16%

John Hancock Funds II (G) - 90.18%
All Cap Value, Class NAV (Lord Abbett)	457,507	$5,160,683
Alpha Opportunities, Class NAV (Wellington)	1,229,795	14,819,024
Blue Chip Growth, Class NAV (T. Rowe Price)	1,271,412	24,932,382
Capital Appreciation, Class NAV (Jennison)	2,311,037	25,144,085
Emerging Markets Value, Class NAV (DFA)	3,700,674	44,852,167
Equity-Income, Class NAV (T. Rowe Price)	746,796	9,924,914
Fundamental Value, Class NAV (Davis)	1,040,146	14,811,672
Heritage, Class NAV (American Century) (I)	569,173	5,213,622
Index 500, Class NAV (John Hancock2) (A)	14,688,327	129,697,929
International Equity Index, Class NAV (SSgA)	2,233,898	37,507,146
International Growth Stock , Class NAV (Invesco) (I)	243,506	2,486,196
International Opportunities, Class NAV (Marsico)	275,714	3,755,223
International Small Cap, Class NAV (Templeton)	368,070	5,506,332
International Small Company, Class NAV (DFA)	690,651	5,476,865
International Value, Class NAV (Templeton)	457,461	6,184,873
Large Cap Value, Class NAV (BlackRock3)	570,649	9,974,943
Mid Cap Growth Index, Class NAV (SSgA) (I)	729,518	7,820,433
Mid Cap Stock, Class NAV (Wellington)	669,230	10,948,606
Mid Cap Value Equity, Class NAV (Columbia)	443,062	4,120,476
Mid Cap Value Index, Class NAV (SSgA) (I)	784,432	7,679,586
Mid Value, Class NAV (T. Rowe Price)	523,427	7,725,785
Mutual Shares, Class NAV (Templeton) (I)	966,873	9,852,436
Natural Resources, Class NAV (Wellington)	641,159	13,682,343
Real Estate Equity, Class NAV (T. Rowe Price)	411,452	3,114,689
Small Cap Growth, Class NAV (Wellington)	342,679	$3,649,535
Small Cap Index, Class NAV (John Hancock2) (A)	665,151	8,340,992
Small Cap Value, Class NAV (Wellington)	294,370	4,692,260
Small Company Growth, Class NAV (Invesco)	294,317	3,649,535
Small Company Value, Class NAV (T. Rowe Price)	261,800	6,238,696
Smaller Company Growth, Class NAV (Frontier/ John Hancock[2]
(A)/Perimeter) (I)	273,578	3,649,535
Value & Restructuring, Class NAV (Columbia)	1,347,087	14,521,596
Value, Class NAV (Invesco) (I)	419,627	4,116,537

John Hancock Funds III (G) - 1.22%
International Core, Class NAV (GMO)	224,798	6,204,430

John Hancock Investment Trust (G) - 0.76%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A) (I)	315,097	3,872,546

FIXED INCOME - 7.83%

John Hancock Funds II (G) - 7.83%
Currency Strategies, Class NAV (First Quadrant) (I)	1,079,561	10,352,990
Floating Rate Income, Class NAV (WAMCO)	398,981	3,858,149
Global Bond, Class NAV (PIMCO)	199,548	2,542,247
Global High Yield, Class NAV (Stone Harbor)	120,599	1,277,144
Global Real Estate, Class NAV (Deutsche)	519,252	3,790,536
High Yield, Class NAV (WAMCO)	199,914	1,797,230
Multi-Sector Bond, Class NAV (Stone Harbor)	174,763	1,814,040
Real Return Bond, Class NAV (PIMCO)	139,468	1,804,716
Spectrum Income, Class NAV (T. Rowe Price)	193,565	2,045,978

Lifecycle 2035 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Values
Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	191,450	$2,061,919
Total Bond Market, Class NAV (Declaration) (A)	687,626	7,275,078
U.S. High Yield Bond, Class NAV (Wells Capital)	100,921	1,286,742
Total investments (Cost $438,851,840) 99.99%		$509,234,841
Other assets and liabilities, net 0.01%		33,013
TOTAL NET ASSETS 100.00%		$509,267,854

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Lifecycle 2030 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES 100.00%

Affiliated Investment Companies - 100.00%

EQUITY - 87.82%

John Hancock Funds II (G) - 85.98%
All Cap Value, Class NAV (Lord Abbett)	579,450	$6,536,195
Alpha Opportunities, Class NAV (Wellington)	1,535,789	18,506,262
Blue Chip Growth, Class NAV (T. Rowe Price)	1,579,047	30,965,118
Capital Appreciation, Class NAV (Jennison)	2,862,765	31,146,886
Emerging Markets Value, Class NAV (DFA)	4,486,592	54,377,498
Equity-Income, Class NAV (T. Rowe Price)	950,934	12,637,917
Fundamental Value, Class NAV (Davis)	1,293,293	18,416,485
Heritage, Class NAV (American Century) (I)	727,720	6,665,919
Index 500, Class NAV (John Hancock2 ) (A)	18,522,404	163,552,831
International Equity Index, Class NAV (SSgA)	2,751,475	46,197,273
International Growth Stock , Class NAV (Invesco) (I)	305,477	3,118,919
International Opportunities, Class NAV (Marsico)	302,328	4,117,702
International Small Cap, Class NAV (Templeton)	446,569	6,680,672
International Small Company, Class NAV (DFA)	837,273	6,639,573
International Value, Class NAV (Templeton)	534,777	7,230,186
Large Cap Value, Class NAV (BlackRock3)	721,509	12,611,981
Mid Cap Growth Index, Class NAV (SSgA) (I)	864,151	9,263,704
Mid Cap Stock, Class NAV (Wellington)	810,311	13,256,682
Mid Cap Value Equity, Class NAV (Columbia)	523,035	4,864,226
Mid Cap Value Index, Class NAV (SSgA) (I)	926,105	9,066,563
Mid Value, Class NAV (T. Rowe Price)	663,631	9,795,192
Mutual Shares, Class NAV (Templeton) (I)	1,226,277	12,495,760
Natural Resources, Class NAV (Wellington)	768,322	16,395,985
Real Estate Equity, Class NAV (T. Rowe Price)	608,256	4,604,500
Small Cap Growth, Class NAV (Wellington)	371,245	3,953,755
Small Cap Index, Class NAV (John Hancock2) (A)	812,758	10,191,982
Small Cap Value, Class NAV (Wellington)	330,567	5,269,230
Small Company Growth, Class NAV (Invesco)	318,893	3,954,278
Small Company Value, Class NAV (T. Rowe Price)	276,004	6,577,167
Smaller Company Growth, Class NAV (Frontier/ John Hancock[2]
(A)/Perimeter) (I)	297,260	3,965,453
Value & Restructuring, Class NAV (Columbia)	1,581,803	17,051,842
Value, Class NAV (Invesco) (I)	495,883	4,864,615

John Hancock Funds III (G) - 1.10%
International Core, Class NAV (GMO)	261,963	7,230,186

John Hancock Investment Trust (G) - 0.74%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A) (I)	398,093	4,892,562

FIXED INCOME - 12.18%

John Hancock Funds II (G) - 12.18%
Currency Strategies, Class NAV (First Quadrant) (I)	1,418,357	13,602,043
Floating Rate Income, Class NAV (WAMCO)	921,927	8,915,033
Global Bond, Class NAV (PIMCO)	355,159	4,524,721
Global High Yield, Class NAV (Stone Harbor)	287,412	3,043,691
Global Real Estate, Class NAV (Deutsche)	792,743	5,787,026
High Yield, Class NAV (WAMCO)	512,580	4,608,092
Multi-Sector Bond, Class NAV (Stone Harbor)	438,412	4,550,718
Real Return Bond, Class NAV (PIMCO)	347,722	4,499,526
Spectrum Income, Class NAV (T. Rowe Price)	467,444	4,940,887

Lifecycle 2030 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value
Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	459,290	$4,946,549
Total Bond Market, Class NAV (Declaration) (A)	1,658,019	17,541,841
U.S. High Yield Bond, Class NAV (Wells Capital)	239,675	3,055,851
Total investments (Cost $568,078,117) 100.00%		$657,111,077
Other assets and liabilities, net 0.00%		12,015
TOTAL NET ASSETS 100.00%		$657,123,092

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Lifecycle 2025 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES – 100.00%

Affiliated Investment Companies - 100.00%

EQUITY - 79.21%

John Hancock Funds II (G) - 77.63%
All Cap Value, Class NAV (Lord Abbett)	659,066	$7,434,267
Alpha Opportunities, Class NAV (Wellington)	1,654,610	19,938,048
Blue Chip Growth, Class NAV (T. Rowe Price)	1,700,154	33,340,021
Capital Appreciation, Class NAV (Jennison)	3,079,716	33,507,296
Emerging Markets Value, Class NAV (DFA)	4,615,495	55,939,781
Equity-Income, Class NAV (T. Rowe Price)	1,030,820	13,699,602
Fundamental Value, Class NAV (Davis)	1,394,166	19,852,928
Heritage, Class NAV (American Century) (I)	710,948	6,512,282
Index 500, Class NAV (John Hancock2) (A)	20,070,881	177,225,870
International Equity Index, Class NAV (SSgA)	2,903,457	48,749,048
International Growth Stock , Class NAV (Invesco) (I)	356,426	3,639,109
International Opportunities, Class NAV (Marsico)	267,675	3,645,728
International Small Cap, Class NAV (Templeton)	422,853	6,325,887
International Small Company, Class NAV (DFA)	796,296	6,314,627
International Value, Class NAV (Templeton)	535,678	7,242,368
Large Cap Value, Class NAV (BlackRock3)	782,953	13,686,020
Mid Cap Growth Index, Class NAV (SSgA) (I)	891,028	9,551,817
Mid Cap Stock, Class NAV (Wellington)	810,538	13,260,399
Mid Cap Value Equity, Class NAV (Columbia)	520,975	4,845,069
Mid Cap Value Index, Class NAV (SSgA) (I)	955,121	9,350,639
Mid Value, Class NAV (T. Rowe Price)	658,037	9,712,628
Mutual Shares, Class NAV (Templeton) (I)	1,329,370	13,546,282
Natural Resources, Class NAV (Wellington)	766,878	16,365,177
Real Estate Equity, Class NAV (T. Rowe Price)	895,646	6,780,042
Small Cap Growth, Class NAV (Wellington)	311,770	3,320,355
Small Cap Index, Class NAV (John Hancock2) (A)	711,092	8,917,097
Small Cap Value, Class NAV (Wellington)	254,602	4,058,355
Small Company Growth, Class NAV (Invesco)	266,855	3,309,001
Small Company Value, Class NAV (T. Rowe Price)	247,502	5,897,982
Smaller Company Growth, Class NAV (Frontier/ John Hancock[2]
(A)/Perimeter) (I)	249,903	3,333,709
Value & Restructuring, Class NAV (Columbia)	1,662,789	17,924,871
Value, Class NAV (Invesco) (I)	495,190	4,857,809

John Hancock Funds III (G) - 0.95%
International Core, Class NAV (GMO)	263,234	7,265,268

John Hancock Investment Trust (G) - 0.63%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A) (I)	392,162	4,819,675

FIXED INCOME - 20.79%

John Hancock Funds II (G) - 20.79%
Currency Strategies, Class NAV (First Quadrant) (I)	1,643,283	15,759,082
Floating Rate Income, Class NAV (WAMCO)	2,014,285	19,478,138
Global Bond, Class NAV (PIMCO)	798,490	10,172,764
Global High Yield, Class NAV (Stone Harbor)	633,235	6,705,963
Global Real Estate, Class NAV (Deutsche)	1,256,069	9,169,305
High Yield, Class NAV (WAMCO)	1,101,771	9,904,920
Multi-Sector Bond, Class NAV (Stone Harbor)	1,001,682	10,397,464
Real Return Bond, Class NAV (PIMCO)	769,200	9,953,453
Spectrum Income, Class NAV (T. Rowe Price)	1,022,509	10,807,924

Lifecycle 2025 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value
Investment Companies (continued)

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,004,477	$10,818,216
Total Bond Market, Class NAV (Declaration) (A)	2,915,437	30,845,321
Total Return, Class NAV (PIMCO)	529,467	7,793,748
U.S. High Yield Bond, Class NAV (Wells Capital)	529,500	6,751,120
Total investments (Cost $663,069,311) 100.00%		$762,726,475
Other assets and liabilities, net 0.00%		23,946
TOTAL NET ASSETS 100.00%		$762,750,421

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Lifecycle 2020 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES – 100.00%

Affiliated Investment Companies - 100.00%

EQUITY - 67.75%

John Hancock Funds II (G) - 66.51%
All Cap Value, Class NAV (Lord Abbett)	653,913	$7,376,137
Alpha Opportunities, Class NAV (Wellington)	1,448,513	17,454,582
Blue Chip Growth, Class NAV (T. Rowe Price)	1,509,662	29,604,468
Capital Appreciation, Class NAV (Jennison)	2,737,329	29,782,151
Emerging Markets Value, Class NAV (DFA)	3,739,817	45,326,593
Equity-Income, Class NAV (T. Rowe Price)	898,022	11,934,717
Fundamental Value, Class NAV (Davis)	1,216,177	17,318,358
Heritage, Class NAV (American Century) (I)	586,905	5,376,050
Index 500, Class NAV (John Hancock2) (A)	17,831,056	157,448,230
International Equity Index, Class NAV (SSgA)	2,421,874	40,663,259
International Opportunities, Class NAV (Marsico)	420,839	5,731,820
International Small Cap, Class NAV (Templeton)	285,332	4,268,564
International Small Company, Class NAV (DFA)	537,179	4,259,830
International Value, Class NAV (Templeton)	421,759	5,702,178
Large Cap Value, Class NAV (BlackRock3)	683,918	11,954,879
Mid Cap Growth Index, Class NAV (SSgA) (I)	704,971	7,557,289
Mid Cap Stock, Class NAV (Wellington)	616,033	10,078,295
Mid Cap Value Equity, Class NAV (Columbia)	394,828	3,671,903
Mid Cap Value Index, Class NAV (SSgA) (I)	751,980	7,361,883
Mid Value, Class NAV (T. Rowe Price)	523,008	7,719,592
Mutual Shares, Class NAV (Templeton) (I)	1,157,298	11,792,871
Natural Resources, Class NAV (Wellington)	618,792	13,205,019
Real Estate Equity, Class NAV (T. Rowe Price)	975,882	7,387,430
Small Cap Growth, Class NAV (Wellington)	480,911	5,121,697
Small Cap Index, Class NAV (John Hancock2) (A)	781,420	9,799,002
Small Company Value, Class NAV (T. Rowe Price)	212,809	5,071,240
Value & Restructuring, Class NAV (Columbia)	1,438,503	15,507,058
Value, Class NAV (Invesco) (I)	375,615	3,684,780

John Hancock Funds III (G) - 0.76%
International Core, Class NAV (GMO)	207,254	5,720,208

John Hancock Investment Trust (G) - 0.48%
Small Cap Intrinsic Value, Class NAV (John Hancock1) (A) (I)	295,252	3,628,650

FIXED INCOME - 32.25%

John Hancock Funds II (G) - 32.25%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	815,588	8,327,150
Currency Strategies, Class NAV (First Quadrant) (I)	1,630,947	15,640,781
Floating Rate Income, Class NAV (WAMCO)	2,646,105	25,587,838
Global Bond, Class NAV (PIMCO)	1,363,375	17,369,401
Global High Yield, Class NAV (Stone Harbor)	1,068,543	11,315,868
Global Real Estate, Class NAV (Deutsche)	1,479,756	10,802,220
High Yield, Class NAV (WAMCO)	1,876,840	16,872,796
Multi-Sector Bond, Class NAV (Stone Harbor)	1,693,394	17,577,431
Real Return Bond, Class NAV (PIMCO)	1,227,841	15,888,260
Spectrum Income, Class NAV (T. Rowe Price)	1,655,773	17,501,518
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,628,867	17,542,900
Total Bond Market, Class NAV (Declaration) (A)	3,363,589	35,586,780
Total Return, Class NAV (PIMCO)	1,497,780	22,047,315
U.S. High Yield Bond, Class NAV (Wells Capital)	893,405	11,390,912

Lifecycle 2020 Portfolio
As of 11-30-10 (Unaudited)

Total investments (Cost $656,429,513) 100.00%	$754,959,903
Other assets and liabilities, net 0.00%	571
TOTAL NET ASSETS 100.00%	$754,960,474

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Lifecycle 2015 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES – 100.00%

Affiliated Investment Companies - 100.00%

EQUITY - 55.86%

John Hancock Funds II (G) - 55.31%
All Cap Value, Class NAV (Lord Abbett)	438,938	$4,951,222
Alpha Opportunities, Class NAV (Wellington)	876,230	10,558,568
Blue Chip Growth, Class NAV (T. Rowe Price)	876,507	17,188,296
Capital Appreciation, Class NAV (Jennison)	1,590,890	17,308,888
Emerging Markets Value, Class NAV (DFA)	1,917,872	23,244,608
Equity-Income, Class NAV (T. Rowe Price)	532,739	7,080,105
Fundamental Value, Class NAV (Davis)	737,097	10,496,265
Heritage, Class NAV (American Century) (I)	277,192	2,539,078
Index 500, Class NAV (John Hancock2) (A)	10,773,859	95,133,161
International Equity Index, Class NAV (SSgA)	1,305,080	21,912,295
International Opportunities, Class NAV (Marsico)	212,320	2,891,796
International Small Cap, Class NAV (Templeton)	96,481	1,443,352
International Small Company, Class NAV (DFA)	180,911	1,434,624
International Value, Class NAV (Templeton)	211,241	2,855,985
Large Cap Value, Class NAV (BlackRock3)	405,509	7,088,289
Mid Cap Growth Index, Class NAV (SSgA) (I)	351,640	3,769,581
Mid Cap Stock, Class NAV (Wellington)	291,166	4,763,482
Mid Cap Value Equity, Class NAV (Columbia)	186,000	1,729,795
Mid Cap Value Index, Class NAV (SSgA) (I)	374,370	3,665,080
Mid Value, Class NAV (T. Rowe Price)	251,650	3,714,354
Mutual Shares, Class NAV (Templeton) (I)	686,994	7,000,465
Natural Resources, Class NAV (Wellington)	347,442	7,414,411
Real Estate Equity, Class NAV (T. Rowe Price)	661,377	5,006,627
Small Cap Growth, Class NAV (Wellington)	282,468	3,008,288
Small Cap Index, Class NAV (John Hancock2) (A)	554,480	6,953,177
Small Company Value, Class NAV (T. Rowe Price)	124,994	2,978,615
Value & Restructuring, Class NAV (Columbia)	747,661	8,059,791
Value, Class NAV (Invesco) (I)	176,625	1,732,695

John Hancock Funds III (G) - 0.55%
International Core, Class NAV (GMO)	103,478	2,855,985

FIXED INCOME - 44.14%

John Hancock Funds II (G) - 44.14%
Active Bond, Class NAV (MFC Global U.S./Declaration) (A)	548,670	5,601,925
Currency Strategies, Class NAV (First Quadrant) (I)	1,105,222	10,599,083
Floating Rate Income, Class NAV (WAMCO)	1,956,236	18,916,803
Global Bond, Class NAV (PIMCO)	1,381,065	17,594,772
Global High Yield, Class NAV (Stone Harbor)	1,046,494	11,082,376
Global Real Estate, Class NAV (Deutsche)	997,480	7,281,601
High Yield, Class NAV (WAMCO)	1,855,379	16,679,857
Multi-Sector Bond, Class NAV (Stone Harbor)	1,636,829	16,990,281
Real Return Bond, Class NAV (PIMCO)	1,168,780	15,124,019
Spectrum Income, Class NAV (T. Rowe Price)	1,587,654	16,781,507
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,569,481	16,903,315
Total Bond Market, Class NAV (Declaration) (A)	4,775,593	50,525,758
Total Return, Class NAV (PIMCO)	879,374	12,944,388
U.S. High Yield Bond, Class NAV (Wells Capital)	875,575	11,163,584
Total investments (Cost $453,273,434) 100.00%		$516,968,147
Other assets and liabilities, net 0.00%		1,471
TOTAL NET ASSETS 100.00%		$516,969,618

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Lifecycle 2010 Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

INVESTMENT COMPANIES – 100.00%

Affiliated Investment Companies - 100.00%

EQUITY - 46.10%

John Hancock Funds II (G) - 45.69%
All Cap Value, Class NAV (Lord Abbett)	417,701	$4,711,669
Alpha Opportunities, Class NAV (Wellington)	705,107	8,496,536
Blue Chip Growth, Class NAV (T. Rowe Price)	710,034	13,923,765
Capital Appreciation, Class NAV (Jennison)	1,283,123	13,960,383
Emerging Markets Value, Class NAV (DFA)	1,352,061	16,386,983
Equity-Income, Class NAV (T. Rowe Price)	423,163	5,623,831
Fundamental Value, Class NAV (Davis)	591,803	8,427,280
Index 500, Class NAV (John Hancock2) (A)	8,762,260	77,370,754
International Equity Index, Class NAV (SSgA)	1,051,484	17,654,420
International Opportunities, Class NAV (Marsico)	150,841	2,054,450
International Small Company, Class NAV (DFA)	174,359	1,382,664
International Value, Class NAV (Templeton)	146,994	1,987,362
Large Cap Value, Class NAV (BlackRock3)	322,273	5,633,332
Mid Cap Growth Index, Class NAV (SSgA) (I)	583,007	6,249,834
Mid Cap Stock, Class NAV (Wellington)	146,067	2,389,661
Mid Cap Value Index, Class NAV (SSgA) (I)	628,829	6,156,234
Mid Value, Class NAV (T. Rowe Price)	159,792	2,358,526
Mutual Shares, Class NAV (Templeton) (I)	545,338	5,556,991
Natural Resources, Class NAV (Wellington)	244,345	5,214,320
Real Estate Equity, Class NAV (T. Rowe Price)	632,376	4,787,089
Small Cap Growth, Class NAV (Wellington)	224,914	2,395,334
Small Cap Index, Class NAV (John Hancock2) (A)	436,847	5,478,064
Small Company Value, Class NAV (T. Rowe Price)	99,954	2,381,896
Value & Restructuring, Class NAV (Columbia) (I)	561,109	6,048,753

John Hancock Funds III (G) - 0.41%
International Core, Class NAV (GMO)	73,044	2,016,016

FIXED INCOME - 53.90%

John Hancock Funds II (G) - 53.90%
Active Bond, Class NAV (John Hancock1/Declaration) (A)	358,530	3,660,586
Currency Strategies, Class NAV (First Quadrant) (I)	1,049,170	10,061,540
Floating Rate Income, Class NAV (WAMCO)	2,188,335	21,161,198
Global Bond, Class NAV (PIMCO)	1,493,102	19,022,125
Global High Yield, Class NAV (Stone Harbor)	1,060,293	11,228,499
Global Real Estate, Class NAV (Deutsche)	956,183	6,980,139
High Yield, Class NAV (WAMCO)	1,857,429	16,698,291
Multi-Sector Bond, Class NAV (Stone Harbor)	1,934,212	20,077,120
Real Return Bond, Class NAV (PIMCO)	1,337,798	17,311,103
Spectrum Income, Class NAV (T. Rowe Price)	1,896,412	20,045,074
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	1,864,395	20,079,531
Total Bond Market, Class NAV (Declaration) (A)	7,659,201	81,034,349
Total Return, Class NAV (PIMCO)	595,224	8,761,700
U.S. High Yield Bond, Class NAV (Wells Capital)	880,979	11,232,484
Total investments (Cost $450,778,578) 100.00%		$495,999,886
Other assets and liabilities, net 0.00%		2,671
TOTAL NET ASSETS 100.00%		$496,002,557

Percentages are stated as a percent of net assets.

For Portfolio Footnote Legend see page 15.

Footnote Legend:

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3 Effective December 31, 2010, T. Rowe Price replaced BlackRock as subadvisor for this fund.

Notes to Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Lifecycle Portfolios (the Portfolios) use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 1 under the hierarchy described above. During the three months ended November 30, 2010, there were no significant transfers in or out of Level 1.

Investments by the Lifecycle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on November 30, 2010, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)
Lifecycle 2045	$339,908,444	$57,710,724	($12,315,914)	$45,394,810
Lifecycle 2040	339,922,147	54,721,231	(11,580,941)	43,140,290
Lifecycle 2035	453,601,031	70,742,611	(15,108,801)	55,633,810
Lifecycle 2030	588,708,612	89,498,501	(21,096,036)	68,402,465
Lifecycle 2025	685,977,962	100,205,479	(23,456,966)	76,748,513
Lifecycle 2020	681,739,240	98,890,411	(25,669,748)	73,220,663
Lifecycle 2015	470,467,865	63,893,242	(17,392,960)	46,500,282
Lifecycle 2010	463,162,171	45,417,342	(12,579,627)	32,837,715

16

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.

LCOQ1 11/10
1/11

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.97%
U.S. Treasury Bond - 1.19%
3.875%, 08/15/2040		$13,530,000	$12,954,975
U.S. Treasury Notes - 11.99%
0.375%, 08/31/2012 to 10/31/2012		26,000,000	25,969,372
0.500%, 10/15/2013		10,000,000	9,950,000
0.750%, 09/15/2013 (L)		15,000,000	15,041,010
1.250%, 08/31/2015 to 09/30/2015		61,205,000	60,821,119
2.625%, 11/15/2020		19,465,000	19,157,818

			130,939,319
Federal Home Loan Mortgage Corp. - 0.75%
4.000%, 09/01/2040		3,725,616	3,776,912
6.500%, 06/01/2037 to 09/01/2039		3,952,943	4,393,201

			8,170,113
Federal National Mortgage Association - 14.73%
2.274%, 05/01/2035 (P)		924,343	953,692
2.682%, 07/01/2033 (P)		1,921	2,016
4.000%, 06/01/2024 to 11/01/2040		38,888,459	39,891,884
4.375%, 03/15/2013		20,000	21,662
4.829%, 01/01/2036 (P)		716,967	744,633
4.859%, 12/01/2038 (P)		395,444	415,413
5.000%, 05/01/2018 to 09/01/2040		26,360,583	27,978,511
5.500%, 02/01/2018 to 03/01/2039		50,554,955	54,575,572
5.796%, 04/01/2036 (P)		416,355	429,770
6.000%, 09/01/2022 to 02/01/2036		11,911,682	13,081,342
6.250%, 05/15/2029		157,000	195,890
6.500%, 02/01/2036 to 06/01/2039		20,170,389	22,480,741
7.000%, 12/01/2012 to 06/01/2032		27,182	29,623
7.500%, 09/01/2029 to 08/01/2031		3,164	3,581

			160,804,330
Government National Mortgage Association - 0.31%
4.500%, 04/15/2039		3,051,292	3,207,077
5.000%, 04/15/2035		59,819	64,369
5.500%, 03/15/2035		60,494	66,019
6.000%, 03/15/2033 to 06/15/2033		24,540	27,226
6.500%, 09/15/2028 to 08/15/2031		4,724	5,340
7.000%, 04/15/2029		1,955	2,205
8.000%, 10/15/2026		1,862	2,119

			3,374,355

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $310,220,865)			$316,243,092

FOREIGN GOVERNMENT
OBLIGATIONS - 0.29%
Argentina - 0.01%
Republic of Argentina
zero coupon 12/15/2035 (B)(I)	ARS	393,449	12,696
1.180%, 12/31/2038 (P)		177,218	31,147
5.830%, 12/31/2033 (P)		87,005	39,963

			83,806
Honduras - 0.00%
Central American Bank for
Economic Integration
6.750%, 04/15/2013 (S)		$12,000	12,909
Japan - 0.00%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	16,821
Mexico - 0.01%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	35,325

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,490
9.375%, 04/01/2029		1,000	1,430

			9,920
Sweden - 0.00%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	30,000	4,313
United Kingdom - 0.27%
Government of United Kingdom
4.750%, 03/07/2020	GBP	1,705,000	2,973,867

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,210,669)			$3,136,961

CORPORATE BONDS - 45.71%
Consumer Discretionary - 4.25%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		1,310,000	1,418,075
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,165,000	1,167,913
8.750%, 06/01/2019		310,000	329,375
AutoZone, Inc.
4.000%, 11/15/2020		715,000	687,246
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		1,285,000	1,320,338
Cablevision Systems Corp.
8.625%, 09/15/2017		320,000	348,000
CBS Corp.
5.900%, 10/15/2040		555,000	527,367
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		708,588	833,477
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020 (S)		305,000	320,250
Cinemark USA, Inc.
8.625%, 06/15/2019		395,000	423,638
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		1,000,000	1,060,000
COX Communications, Inc.
4.625%, 06/01/2013		340,000	365,999
5.450%, 12/15/2014		218,000	243,680
6.750%, 03/15/2011		209,000	212,678
CSC Holdings, Inc.
7.875%, 02/15/2018		890,000	989,013
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	916,376
Delphi Corp.
6.197%, 11/15/2033 (H)		2,000	0
DirecTV Holdings LLC
6.350%, 03/15/2040		600,000	622,466
DIRECTV Holdings LLC
7.625%, 05/15/2016		475,000	529,625
Exide Technologies, Series B
10.500%, 03/15/2013		885,000	897,169
Expedia, Inc.
5.950%, 08/15/2020 (S)		1,125,000	1,139,063
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (S)		1,115,000	1,232,075
Grupo Televisa SA
6.625%, 01/15/2040		755,000	833,801
Hillman Group, Inc.
10.875%, 06/01/2018 (S)		380,000	418,000

1

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
HRP Myrtle Beach Operations LLC
— 04/01/2012 (H)(S)	$140,000	$0
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,165,000	1,095,100
Levi Strauss & Company
7.625%, 05/15/2020	1,155,000	1,183,875
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (S)	460,000	156,975
Marriott International, Inc.
4.625%, 06/15/2012	26,000	27,122
MGM Resorts International
9.000%, 03/15/2020 (S)	345,000	376,050
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	555,000	385,725
MTR Gaming Group, Inc.
12.625%, 07/15/2014	475,000	489,250
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	585,000	520,650
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,169
7.750%, 12/01/2045	9,000	10,631
News America, Inc.
6.650%, 11/15/2037	865,000	962,037
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,015,000	1,053,063
Regal Cinemas Corp.
8.625%, 07/15/2019	270,000	284,850
Regal Entertainment Group
9.125%, 08/15/2018	275,000	290,125
Revlon Consumer Products Corp.
9.750%, 11/15/2015	790,000	829,500
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	835,000	880,925
Sears Holdings Corp.
6.625%, 10/15/2018 (S)	490,000	456,925
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,005,000	985,704
7.750%, 10/01/2017 (S)	270,000	277,594
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	380,000	393,300
Target Corp.
7.000%, 01/15/2038	500,000	628,085
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,051,713
6.550%, 05/01/2037	550,000	591,022
6.750%, 07/01/2018	1,770,000	2,099,411
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,050
Time Warner Entertainment Company LP
8.375%, 03/15/2023 to 07/15/2033	1,620,000	2,086,834
Time Warner, Inc.
7.625%, 04/15/2031	9,000	10,869
Toys R Us Property Company LLC
8.500%, 12/01/2017	275,000	292,188
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	915,000	933,872
United Business Media, Ltd.
5.750%, 11/03/2020 (S)	630,000	627,145
Viacom, Inc.
6.875%, 04/30/2036	760,000	868,520
7.875%, 07/30/2030	900,000	1,048,297
Videotron Ltee
7.125%, 01/15/2020 (S)	600,000	626,354

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Vivendi SA
5.750%, 04/04/2013 (S)	$2,515,000	$2,728,772
Volvo Treasury AB
5.950%, 04/01/2015 (S)	1,310,000	1,450,205
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	174,000	116,321
Whirlpool Corp.
8.600%, 05/01/2014	750,000	881,293
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)	1,035,000	1,210,950
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	470,020
6.875%, 11/15/2037	965,000	1,102,611

		46,363,726
Consumer Staples - 2.45%
Alliance One International, Inc.
10.000%, 07/15/2016	1,335,000	1,395,075
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	11,601
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	1,125,000	661,051
ARAMARK Corp.
8.500%, 02/01/2015	1,310,000	1,355,850
Arcor
7.250%, 11/09/2017 (S)	630,000	657,319
B&G Foods, Inc.
7.625%, 01/15/2018	575,000	595,844
Bumble Bee Foods LLC
7.750%, 12/15/2015	437,000	498,180
Bunge Ltd. Finance Corp.
5.100%, 07/15/2015	345,000	362,926
5.350%, 04/15/2014	1,075,000	1,144,222
8.500%, 06/15/2019	825,000	985,382
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	714,167
Clorox Company
5.000%, 03/01/2013	600,000	648,382
5.950%, 10/15/2017	500,000	573,767
Corn Products International, Inc.
4.625%, 11/01/2020	445,000	459,052
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	535,000	561,750
CVS Caremark Corp.
6.125%, 08/15/2016	515,000	601,372
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month LIBOR
+ 2.065%)
06/01/2037	1,850,000	1,755,188
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	361,632	445,994
General Mills, Inc.
5.650%, 09/10/2012	421,000	455,352
5.700%, 02/15/2017	245,000	284,556
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	1,270,000	1,308,669
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	860,000	860,000
Kraft Foods, Inc.
5.625%, 11/01/2011	219,000	228,403
6.125%, 02/01/2018	580,000	682,746
Kroger Company
6.800%, 12/15/2018	920,000	1,105,285
7.000%, 05/01/2018	580,000	681,266

2

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Lorillard Tobacco Company
6.875%, 05/01/2020	$1,185,000	$1,257,778
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,158,052
Nabisco, Inc.
7.550%, 06/15/2015	229,000	273,927
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	327,598
5.650%, 05/16/2018	1,410,000	1,647,118
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	560,648
Smithfield Foods, Inc.
7.000%, 08/01/2011	3,000	3,120
SUPERVALU, Inc.
7.500%, 11/15/2014	500,000	496,250
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	220,469
Tesco PLC
6.150%, 11/15/2037 (S)	570,000	652,180
Yankee Acquisition Corp.
8.500%, 02/15/2015	1,035,000	1,069,931

		26,700,470
Energy - 5.82%
Anadarko Finance Company
7.500%, 05/01/2031	1,500,000	1,606,200
Anadarko Petroleum Corp.
5.950%, 09/15/2016	730,000	778,880
6.375%, 09/15/2017	1,120,000	1,209,401
6.450%, 09/15/2036	1,600,000	1,547,200
8.700%, 03/15/2019	500,000	610,463
Apache Corp.
6.900%, 09/15/2018	455,000	567,123
Arch Coal, Inc.
8.750%, 08/01/2016	315,000	345,713
BJ Services Company
6.000%, 06/01/2018	880,000	1,026,384
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,048,128
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)	420,000	434,700
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	235,000	267,939
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,553
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,105,929
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,095,000	1,434,495
Devon Energy Corp.
5.625%, 01/15/2014	400,000	448,352
Devon Financing Corp.
6.875%, 09/30/2011	205,000	215,166
7.875%, 09/30/2031	1,060,000	1,391,936
Drummond Company, Inc.
7.375%, 02/15/2016	775,000	790,500
Duke Capital LLC
6.750%, 02/15/2032	511,000	555,791
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	540,000	578,533
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	699,853
7.500%, 04/15/2038	600,000	717,976

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
EnCana Corp.
6.500%, 08/15/2034	$1,000,000	$1,106,812
Energy Transfer Partners LP
5.950%, 02/01/2015	305,000	335,547
6.700%, 07/01/2018	1,000,000	1,140,562
7.500%, 07/01/2038	3,185,000	3,635,834
8.500%, 04/15/2014	485,000	571,460
9.700%, 03/15/2019	655,000	853,574
Enersis SA
7.375%, 01/15/2014	12,000	13,306
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,045,000	1,082,881
Enterprise Products Operating LLC
6.125%, 10/15/2039	1,000,000	1,026,710
6.300%, 09/15/2017	820,000	937,236
6.875%, 03/01/2033	209,000	232,095
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	965,000	946,906
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018	650,000	650,000
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	208,000	198,105
6.950%, 01/15/2038	540,000	581,604
7.300%, 08/15/2033	212,000	236,288
7.750%, 03/15/2032	200,000	234,230
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020 (S)	505,000	535,300
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	885,050
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016	930,000	969,525
McMoRan Exploration Company
11.875%, 11/15/2014	530,000	583,000
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	530,000	617,754
Nabors Industries, Inc.
5.000%, 09/15/2020 (S)	1,000,000	999,922
Nexen, Inc.
5.875%, 03/10/2035	212,000	212,005
6.400%, 05/15/2037	625,000	668,838
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,000,000	1,111,000
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018 (S)	920,000	966,000
Noble Holding International, Ltd.
6.200%, 08/01/2040	500,000	542,808
NuStar Logistics LP
4.800%, 09/01/2020	365,000	364,682
7.650%, 04/15/2018	750,000	901,172
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,346,306
Pan American Energy LLC
7.875%, 05/07/2021 (S)	285,000	302,100
Petro-Canada
6.050%, 05/15/2018	396,000	457,218
Plains All American Pipeline LP
8.750%, 05/01/2019	500,000	636,921

3

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	$675,000	$681,750
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	605,000	659,456
Regency Energy Partners LP/Regency
Energy Finance Corp.
9.375%, 06/01/2016	615,000	674,963
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	1,000,000	1,161,036
Southern Union Company (7.200% to
11-01-11, then 3 month LIBOR
+ 3.018%)
11/01/2066	610,000	558,150
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,515,000	1,732,251
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	883,290
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,232,749
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	790,195
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	155,000	165,075
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	501,340
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR
+ 2.210%)
05/15/2067	2,265,000	2,236,355
Transocean, Inc.
6.800%, 03/15/2038	4,050,000	4,077,564
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	265,157
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,115,044
Williams Partners LP
7.250%, 02/01/2017	2,035,000	2,428,382
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	977,941	1,044,901

		63,481,624
Financials - 19.99%
Aflac, Inc.
6.900%, 12/17/2039	535,000	569,965
8.500%, 05/15/2019	925,000	1,163,083
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	990,000	1,132,748
AMB Property LP
6.125%, 12/01/2016	1,367,000	1,527,225
6.625%, 12/01/2019	990,000	1,112,246
American Express Bank FSB
6.000%, 09/13/2017	805,000	916,675
American Express Company
7.000%, 03/19/2018	2,545,000	3,013,893
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	1,335,000	1,691,975
American International Group, Inc.
5.450%, 05/18/2017	1,000,000	990,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	700,000	714,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Assurant, Inc.
5.625%, 02/15/2014	$209,000	$220,614
6.750%, 02/15/2034	550,000	548,378
Assured Guaranty Municipal Holdings,
Inc. (6.400% to 12/15/2036, then
1 month LIBOR + 2.215%)
12/15/2066 (S)	795,000	584,325
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,343,338
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	333,574
AXA SA (6.379% to 12/13/2036, then
3 month LIBOR + 2.256%)
(Q)(S)	985,000	906,200
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
(Q)(S)	1,000,000	910,000
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,359
Bank of America Corp.
5.625%, 07/01/2020	4,500,000	4,517,312
5.650%, 05/01/2018	565,000	578,957
5.750%, 12/01/2017	849,000	879,016
6.500%, 08/01/2016	690,000	749,218
7.625%, 06/01/2019	685,000	777,747
Bank of America NA
6.000%, 10/15/2036	880,000	823,083
Barclays Bank PLC
5.140%, 10/14/2020	720,000	661,255
Beaver Valley Funding
9.000%, 06/01/2017	1,920,000	2,113,670
Biomed Realty LP
6.125%, 04/15/2020 (S)	280,000	302,116
Blackstone Holdings Finance
Company LLC
5.875%, 03/15/2021 (S)	2,000,000	1,985,370
Bosphorus Financial Services, Ltd.
2.086%, 02/15/2012 (P)(S)	117,187	115,362
Boston Properties LP
6.250%, 01/15/2013	215,000	235,351
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
(Q)(S)	255,000	293,337
Brandywine Operating Partnership LP
7.500%, 05/15/2015	870,000	970,963
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,521,963
BTA Bank JSC
zero coupon 07/01/2020 (S)	7,264	429
7.200%, 07/01/2025 (S)	796	553
BTA Bank JSC (10.750% to 01/01/2013,
then 12.500%)
07/01/2018 (S)	3,516	3,657
Camden Property Trust
5.000%, 06/15/2015	216,000	232,987
Capital One Bank USA NA
8.800%, 07/15/2019	425,000	528,316
Capital One Financial Corp.
6.150%, 09/01/2016	1,480,000	1,625,126
6.750%, 09/15/2017	550,000	644,293
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	1,300,000	477,770

4

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
(Q)(S)	$500,000	$497,147
Citigroup, Inc.
5.000%, 09/15/2014	1,500,000	1,542,521
5.375%, 08/09/2020	1,500,000	1,532,340
5.625%, 08/27/2012	219,000	231,022
5.850%, 12/11/2034	970,000	918,602
6.125%, 11/21/2017 to 05/15/2018	3,565,000	3,887,450
6.375%, 08/12/2014	1,710,000	1,893,847
8.500%, 05/22/2019	1,030,000	1,259,652
CNA Financial Corp.
6.000%, 08/15/2011	280,000	288,288
6.500%, 08/15/2016	2,225,000	2,419,463
7.350%, 11/15/2019	885,000	989,765
Colonial Properties Trust
6.250%, 06/15/2014	211,000	219,142
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	925,000	988,010
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	232,716
6.875%, 03/15/2012	20,000	21,387
Credit Suisse First Boston USA, Inc.
6.500%, 01/15/2012	209,000	221,809
Credit Suisse New York
4.375%, 08/05/2020	885,000	875,828
5.300%, 08/13/2019	755,000	808,726
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	1,210,000	1,198,211
6.113%, 01/15/2020 (S)	920,000	987,134
Developers Diversified Realty Corp.
5.375%, 10/15/2012	500,000	514,856
7.500%, 04/01/2017	1,130,000	1,268,005
Dexus Property Group
7.125%, 10/15/2014 (S)	1,110,000	1,247,180
Discover Bank
7.000%, 04/15/2020	695,000	754,099
Discover Financial Services
10.250%, 07/15/2019	1,380,000	1,730,574
Dresdner Bank AG
7.250%, 09/15/2015	281,000	306,758
Duke Realty LP
5.950%, 02/15/2017	1,505,000	1,603,605
6.250%, 05/15/2013	1,000,000	1,079,440
6.750%, 03/15/2020	785,000	870,712
8.250%, 08/15/2019	680,000	815,044
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	800,000	776,910
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	750,000	856,481
ERP Operating LP
5.125%, 03/15/2016	670,000	736,557
5.750%, 06/15/2017	775,000	865,835
6.625%, 03/15/2012	748,000	798,421
Ford Motor Credit Company LLC
7.500%, 08/01/2012	220,000	233,039
General Electric Capital Corp.
0.766%, 08/15/2036 (P)	1,270,000	948,585
5.450%, 01/15/2013	261,000	282,039
6.000%, 08/07/2019	810,000	893,914
Genworth Financial, Inc.
6.515%, 05/22/2018	600,000	606,514

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month LIBOR
+ 2.003%)
11/15/2066	$500,000	$381,250
Glen Meadow Pass-through Trust (6.505%
to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)	2,000,000	1,685,000
Goldman Sachs Group, Inc.
6.450%, 05/01/2036	2,000,000	1,942,956
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	645,000	681,669
8.112%, 02/15/2015 (S)	600,000	633,832
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	470,000	500,962
6.800%, 06/15/2018 (S)	1,570,000	1,707,567
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,465
6.300%, 03/15/2018	1,920,000	2,071,246
6.625%, 03/30/2040	560,000	555,280
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
(Q)(S)	22,000	16,610
HCP, Inc.
6.300%, 09/15/2016	1,000,000	1,102,569
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	513,288
6.000%, 11/15/2013	215,000	237,143
Health Care, Inc.
4.950%, 01/15/2021	905,000	885,823
6.200%, 06/01/2016	810,000	913,876
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	962,000	1,047,956
Hospitality Properties Trust
6.750%, 02/15/2013	1,212,000	1,286,282
Host Hotels & Resorts, Inc.
6.000%, 11/01/2020 (S)	595,000	586,075
HRPT Properties Trust
6.650%, 01/15/2018	750,000	802,798
HSBC Finance Corp.
5.000%, 06/30/2015	645,000	697,853
5.500%, 01/19/2016	1,000,000	1,106,536
HSBC Holdings PLC
6.500%, 09/15/2037	1,070,000	1,100,490
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	715,000	790,214
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,080,000	1,070,297
International Lease Finance Corp.
6.375%, 03/25/2013	540,000	542,700
7.125%, 09/01/2018 (S)	525,000	555,188
Jefferies Group, Inc.
6.875%, 04/15/2021	570,000	607,747
8.500%, 07/15/2019	2,910,000	3,385,113
JPMorgan Chase & Company
3.700%, 01/20/2015	936,000	975,258
4.250%, 10/15/2020	1,810,000	1,765,927
6.000%, 01/15/2018	1,280,000	1,442,008
6.300%, 04/23/2019	1,267,000	1,448,605
6.750%, 02/01/2011	218,000	220,174
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
(Q)	980,000	1,042,622

5

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Kimco Realty Corp.
5.700%, 05/01/2017		$690,000	$755,575
6.875%, 10/01/2019		545,000	631,789
Lehman Brothers Holdings, Inc.
01/26/2017 (H)		1,120,000	240,800
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)		683,000	604,307
7.500%, 08/15/2036 (S)		2,645,000	2,608,996
7.800%, 03/15/2037 (S)		1,555,000	1,539,450
Liberty Property LP
5.500%, 12/15/2016		1,565,000	1,728,809
Lincoln National Corp.
7.000%, 06/15/2040		355,000	379,633
8.750%, 07/01/2019		3,495,000	4,397,842
Lincoln National Corp. (6.050% to
04/20/17, then 3 month LIBOR
+ 2.040%)
04/20/2067		1,295,000	1,194,638
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month LIBOR
+ 2.358%)
05/17/2066		1,263,000	1,215,638
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)		270,000	266,047
Lloyds TSB Group PLC (6.267% to
11/01/2016, then 3 month
LIBOR +1.035%)
(H)(Q)(S)		545,000	365,150
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month LIBOR
+ 1.496%)
(H)(Q)(S)		555,000	371,850
Mack-Cali Realty LP
7.750%, 08/15/2019		680,000	811,077
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)		645,000	661,324
7.300%, 08/01/2014 (S)		940,000	1,049,486
Markel Corp.
6.800%, 02/15/2013		325,000	347,099
Massachusetts Mutual Life
Insurance Company
8.875%, 06/01/2039 (S)		350,000	467,463
Merrill Lynch & Company, Inc.
0.533%, 06/05/2012 (P)		472,000	465,893
0.836%, 05/02/2017 (P)		1,000,000	859,173
6.875%, 04/25/2018		3,000,000	3,293,382
7.750%, 05/14/2038		1,695,000	1,790,091
MetLife, Inc.
5.875%, 02/06/2041		271,875	278,839
6.400%, 12/15/2036		2,000,000	1,900,000
6.750%, 06/01/2016		605,000	709,708
10.750%, 08/01/2039		340,000	458,150
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)		405,000	438,587
Morgan Stanley
0.739%, 10/18/2016 (P)		830,000	751,067
5.500%, 07/24/2020		2,200,000	2,248,002
5.625%, 09/23/2019		1,000,000	1,015,862
5.950%, 12/28/2017		290,000	306,073
6.000%, 04/28/2015		1,000,000	1,088,328
6.625%, 04/01/2018		140,000	152,871
7.300%, 05/13/2019		965,000	1,083,397
10.090%, 05/03/2017 (D)	BRL	4,195,000	2,402,595
National City Bank
0.673%, 06/07/2017 (P)		1,005,000	904,468

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)	$720,000	$700,200
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2036	1,890,000	1,656,727
New York Life Insurance Company
6.750%, 11/15/2039 (S)	1,010,000	1,197,098
Northern Trust Corp.
6.500%, 08/15/2018	550,000	661,786
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	821,807
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	940,000	1,197,506
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (S)	275,000	290,125
ProLogis
5.625%, 11/15/2016	1,075,000	1,131,133
5.750%, 04/01/2016	755,000	815,482
6.625%, 05/15/2018	1,945,000	2,099,429
7.625%, 08/15/2014	760,000	876,093
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	242,675
5.375%, 06/21/2020	700,000	743,560
6.200%, 01/15/2015 to 11/15/2040	1,365,000	1,450,708
7.375%, 06/15/2019	1,555,000	1,863,131
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)	301,000	359,148
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month LIBOR
+ 10.868%)
(Q)(S)	782,000	1,018,555
Realty Income Corp.
5.950%, 09/15/2016	560,000	620,867
Reckson Operating Partnership LP
7.750%, 03/15/2020	415,000	448,870
Regions Bank/Birmingham AL
6.450%, 06/26/2037	1,500,000	1,260,000
Regions Financial Corp.
0.459%, 06/26/2012 (P)	575,000	518,317
4.875%, 04/26/2013	500,000	467,500
7.750%, 11/10/2014	1,140,000	1,111,500
Santander Issuances SA (6.500% to
11/15/2014, then 3 month LIBOR
+ 3.920%)
08/11/2019 (S)	400,000	422,898
Silicon Valley Bank
6.050%, 06/01/2017	415,000	433,281
Simon Property Group LP
4.375%, 03/01/2021	1,930,000	1,972,271
5.750%, 12/01/2015	530,000	603,179
5.875%, 03/01/2017	595,000	673,071
10.350%, 04/01/2019	480,000	669,914
SLM Corp.
0.588%, 01/27/2014 (P)	1,840,000	1,636,408
Sovereign Bank
2.110%, 04/01/2014 (P)	85,000	83,412
StanCorp Financial Group, Inc. (6.900%
to 06/01/2017, then 3 month LIBOR
+ 0.251%)
06/01/2067	650,000	623,363
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,105,417
State Bank of India/London
4.500%, 07/27/2015 (S)	755,000	782,633

6

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	$350,000	$361,188
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,435,000	1,663,316
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,000,000	1,076,336
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month LIBOR
+ 1.735%)
02/15/2067 (S)	1,500,000	1,201,875
The Bear Stearns Companies LLC
0.482%, 11/28/2011 (P)	640,000	641,062
7.250%, 02/01/2018	1,325,000	1,581,760
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	300,000	307,442
5.500%, 11/15/2014	447,000	488,852
5.950%, 01/18/2018	1,500,000	1,626,654
6.000%, 05/01/2014 to 06/15/2020	2,145,000	2,321,798
6.150%, 04/01/2018	1,830,000	2,002,937
6.750%, 10/01/2037	1,230,000	1,231,362
7.500%, 02/15/2019	460,000	535,917
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	780,000	806,096
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	614,868
UBS AG/Stamford CT
5.875%, 12/20/2017	550,000	614,049
Unum Group
7.125%, 09/30/2016	785,000	895,271
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,340,000	1,489,850
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month LIBOR + 1.147%)
(Q)(S)	825,000	598,125
Vita Capital III, Ltd., Series B-I
1.390%, 01/01/2011 (P)(S)	870,000	869,478
Vornado Realty Trust
4.250%, 04/01/2015	2,500,000	2,575,268
W.R. Berkley Corp.
5.600%, 05/15/2015	335,000	358,527
6.150%, 08/15/2019	14,000	14,710
Wachovia Bank NA
5.850%, 02/01/2037	645,000	637,831
6.600%, 01/15/2038	645,000	702,645
Waddell & Reed Financial, Inc.
5.600%, 01/15/2011	400,000	402,333
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	610,000	649,738
5.700%, 10/01/2016 (S)	1,000,000	1,105,804
WEA Finance LLC/WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)	575,000	662,705
Wells Fargo Bank NA
5.750%, 05/16/2016	910,000	1,014,119
Westpac Banking Corp.
4.875%, 11/19/2019	1,025,000	1,096,752
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month LIBOR
+ 3.200%)
(Q)(S)	3,540,000	3,149,538
Willis North America, Inc.
7.000%, 09/29/2019	1,195,000	1,286,837

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
XL Group PLC. (6.500% to 4/15/2017,
then 3 month LIBOR + 2.458%)
(Q)	$1,275,000	$1,086,938

		218,247,960
Health Care - 1.03%
Alere, Inc.
7.875%, 02/01/2016	795,000	801,956
8.625%, 10/01/2018 (S)	465,000	471,975
Allergan, Inc.
5.750%, 04/01/2016	400,000	467,408
BioScrip, Inc.
10.250%, 10/01/2015	730,000	747,338
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	961,137	970,748
Cigna Corp.
6.150%, 11/15/2036	500,000	527,499
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	233,476
6.300%, 08/15/2014	420,000	443,819
Covidien International Finance SA
6.000%, 10/15/2017	610,000	715,748
Endo Pharmaceuticals Holdings, Inc.
7.000%, 12/15/2020 (S)	205,000	206,538
Gentiva Health Services, Inc.
11.500%, 09/01/2018 (S)	120,000	131,550
HCA, Inc.
8.500%, 04/15/2019	440,000	479,600
Medco Health Solutions, Inc.
4.125%, 09/15/2020	325,000	325,111
7.125%, 03/15/2018	1,010,000	1,228,085
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	244,171
Teva Pharmaceutical Finance
Company LLC
5.550%, 02/01/2016	170,000	195,700
6.150%, 02/01/2036	170,000	192,404
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	240,581
5.375%, 03/15/2016	15,000	16,916
5.800%, 03/15/2036	115,000	115,903
Valeant Pharmaceuticals International
6.750%, 10/01/2017 (S)	185,000	182,688
Valeant Pharmaceuticals International, Inc.
6.875%, 12/01/2018 (S)	715,000	703,381
WellPoint, Inc.
5.000%, 12/15/2014	208,000	228,670
5.800%, 08/15/2040	235,000	239,340
6.375%, 06/15/2037	415,000	451,869
Wyeth
5.500%, 03/15/2013	670,000	736,688

		11,299,162
Industrials - 3.82%
ACCO Brands Corp.
10.625%, 03/15/2015	200,000	222,500
Aircastle, Ltd.
9.750%, 08/01/2018	480,000	520,800
Altra Holdings, Inc.
8.125%, 12/01/2016	385,000	400,400
America West Airlines
8.057%, 07/02/2020	504,727	535,011
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	1,205,000	1,169,320

7

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	$26,724	$29,319
BE Aerospace, Inc.
8.500%, 07/01/2018	720,000	783,000
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	655,750
Case New Holland, Inc.
7.750%, 09/01/2013	780,000	834,600
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	991,295
5.500%, 03/15/2016	405,000	469,291
7.150%, 02/15/2019	450,000	571,828
Coleman Cable, Inc.
9.000%, 02/15/2018	540,000	562,950
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017 (S)	500,000	317,500
Continental Airlines, Inc.
6.545%, 02/02/2019	64,097	67,462
8.307%, 04/02/2018	78,982	80,956
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022	834,397	899,063
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	146,078	153,382
Covanta Holding Corp.
7.250%, 12/01/2020	1,030,000	1,051,250
CSX Corp.
7.375%, 02/01/2019	727,000	907,276
Delta Air Lines, Inc.
6.200%, 07/02/2018	340,000	365,500
6.718%, 01/02/2023	1,840,177	1,886,181
6.821%, 08/10/2022	954,756	1,028,750
9.500%, 09/15/2014 (S)	543,000	589,155
Eaton Corp.
4.900%, 05/15/2013	450,000	488,656
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	956,750
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	252,600
GATX Corp.
8.750%, 05/15/2014	930,000	1,093,090
General Electric Capital Corp.
5.625%, 05/01/2018	1,225,000	1,334,519
General Electric Company
5.000%, 02/01/2013	247,000	265,621
5.250%, 12/06/2017	845,000	924,127
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	780,000	847,019
Interactive Data Corp.
10.250%, 08/01/2018 (S)	305,000	329,400
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	735,000	790,125
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	575,000	641,844
L-3 Communications Corp., Series B
6.375%, 10/15/2015	1,095,000	1,127,850
Masco Corp.
5.850%, 03/15/2017	705,000	690,818
7.125%, 03/15/2020	750,000	785,914
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	1,070,000	1,107,450
Northwest Airlines, Inc.
6.264%, 11/20/2021	1,102,230	1,135,297
7.027%, 11/01/2019	532,795	564,763

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	$695,000	$745,388
7.500%, (Q)(S)	160,000	160,000
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,150,662
RailAmerica, Inc.
9.250%, 07/01/2017	518,000	567,210
Terex Corp.
10.875%, 06/01/2016	615,000	708,788
Textron, Inc.
5.600%, 12/01/2017	1,020,000	1,089,579
Trimas Corp.
9.750%, 12/15/2017	300,000	321,000
Tutor Perini Corp.
7.625%, 11/01/2018 (S)	730,000	739,125
Tyco International Finance SA
8.500%, 01/15/2019	400,000	523,356
Union Pacific Corp.
5.700%, 08/15/2018	785,000	902,685
United Air Lines, Inc.
9.750%, 01/15/2017	1,061,174	1,199,127
9.875%, 08/01/2013 (S)	210,000	228,900
10.400%, 11/01/2016	325,786	377,911
United Rentals North America, Inc.
10.875%, 06/15/2016	415,000	471,025
USG Corp.
6.300%, 11/15/2016	1,000,000	870,000
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,070,000	1,120,825
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,065,000	1,123,575
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,170,000	988,650

		41,716,188
Information Technology - 0.43%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,045,000	1,052,838
Equinix, Inc.
8.125%, 03/01/2018	465,000	487,088
Fiserv, Inc.
6.800%, 11/20/2017	830,000	943,565
Science Applications International Corp.
5.500%, 07/01/2033	825,000	794,855
Tyco Electronics Group SA
6.550%, 10/01/2017	730,000	837,394
7.125%, 10/01/2037	501,000	589,634

		4,705,374
Materials - 2.37%
Alcan, Inc.
5.000%, 06/01/2015	6,000	6,615
Alcoa, Inc.
5.720%, 02/23/2019	150,000	150,766
Allegheny Technologies, Inc.
9.375%, 06/01/2019	625,000	740,432
American Pacific Corp.
9.000%, 02/01/2015	530,000	530,663
ArcelorMittal
9.850%, 06/01/2019	800,000	1,011,822
Ball Corp.
6.750%, 09/15/2020	880,000	937,200

8

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Boise Paper Holdings LLC / Boise
Finance Company
8.000%, 04/01/2020	$300,000	$324,750
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	995,000	1,034,800
Commercial Metals Company
7.350%, 08/15/2018	650,000	684,806
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	209,000	228,169
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)	135,000	137,025
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,335,000	1,318,824
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	660,000	664,092
Graphic Packaging International, Inc.
7.875%, 10/01/2018	220,000	228,250
9.500%, 06/15/2017	345,000	374,325
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	912,085
International Paper Company
9.375%, 05/15/2019	935,000	1,219,358
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	150,000	161,813
Mercer International, Inc.
9.500%, 12/01/2017 (S)	240,000	240,000
Mosaic Company
7.625%, 12/01/2016 (S)	775,000	837,652
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	115,000	132,250
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,235,000	1,233,456
11.125%, 11/15/2015 (S)	1,205,000	1,295,375
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	705,000	774,856
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028	485,000	591,570
Severstal Columbus LLC
10.250%, 02/15/2018 (S)	225,000	237,094
Solo Cup Company
10.500%, 11/01/2013	370,000	385,725
Solutia, Inc.
7.875%, 03/15/2020	665,000	716,538
Sterling Chemicals, Inc.
10.250%, 04/01/2015	655,000	664,825
Teck Resources, Ltd.
10.750%, 05/15/2019	2,335,000	3,035,500
Temple-Inland, Inc.
6.875%, 01/15/2018	1,205,000	1,281,460
The Dow Chemical Company
5.700%, 05/15/2018	700,000	766,412
U.S. Corrugated, Inc.
10.000%, 06/12/2013	110,000	104,500
Vale Overseas, Ltd.
6.875%, 11/10/2039	695,000	770,591
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014	1,085,000	1,076,863
Westvaco Corp.
7.950%, 02/15/2031	1,025,000	1,076,348

		25,886,810
Telecommunication Services - 2.26%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)	515,000	512,425

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
America Movil SAB de CV
5.000%, 03/30/2020		$1,005,000	$1,069,642
AT&T, Inc.
5.100%, 09/15/2014		16,000	17,727
5.350%, 09/01/2040 (S)		257,000	243,318
5.600%, 05/15/2018		500,000	575,042
5.625%, 06/15/2016		12,000	13,782
6.300%, 01/15/2038		500,000	531,500
6.450%, 06/15/2034		580,000	625,400
Axtel SAB de CV
9.000%, 09/22/2019 (S)		400,000	368,000
BellSouth Corp.
6.000%, 11/15/2034		820,000	833,161
6.550%, 06/15/2034		420,000	453,135
British Telecommunications PLC
5.950%, 01/15/2018		10,000	11,034
Citizens Communications Company
9.000%, 08/15/2031		900,000	942,750
Deutsche Telekom International
Finance BV
6.750%, 08/20/2018		870,000	1,055,708
7.125%, 07/11/2011	EUR	1,000	1,340
8.750%, 06/15/2030		$227,000	307,474
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		1,230,000	1,242,300
12.000%, 04/01/2014 (S)		945,000	1,096,200
Embarq Corp.
7.995%, 06/01/2036		1,270,000	1,375,508
Frontier Communications Corp.
6.250%, 01/15/2013		906,000	962,625
8.250%, 05/01/2014		460,000	508,300
8.500%, 04/15/2020		1,005,000	1,105,500
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		230,000	241,500
Intelsat Jackson Holdings SA
11.500%, 06/15/2016		935,000	1,000,450
NII Capital Corp.
8.875%, 12/15/2019		975,000	1,055,438
10.000%, 08/15/2016		560,000	621,600
SBA Telecommunications, Inc.
8.000%, 08/15/2016		305,000	329,400
SBA Tower Trust
5.101%, 04/15/2017 (S)		940,000	1,000,469
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)		9,000	9,534
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	765,000
8.375%, 03/15/2012		207,000	217,868
8.750%, 03/15/2032		685,000	678,150
Telcordia Technologies, Inc.
11.000%, 05/01/2018 (S)		340,000	331,500
Telecom Italia Capital SA
6.175%, 06/18/2014		695,000	752,410
7.200%, 07/18/2036		650,000	622,599
Verizon Communications, Inc.
6.100%, 04/15/2018		910,000	1,066,293
6.900%, 04/15/2038		450,000	529,678
Verizon of New York, Inc., Series A
6.875%, 04/01/2012		15,000	16,074
West Corp.
11.000%, 10/15/2016		1,465,000	1,571,213

			24,661,047

9

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 3.29%
AES Eastern Energy LP
9.000%, 01/02/2017	$1,481,183	$1,544,133
AES Gener SA
7.500%, 03/25/2014	218,000	238,480
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	1,215,000	1,256,670
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	235,679
American Water Capital Corp.
6.085%, 10/15/2017	600,000	689,870
Appalachian Power Company
5.800%, 10/01/2035	39,000	38,372
7.000%, 04/01/2038	425,000	506,096
Aquila, Inc.
11.875%, 07/01/2012	720,000	823,017
Arizona Public Service Company
5.500%, 09/01/2035	222,000	214,019
BVPS II Funding Corp.
8.890%, 06/01/2017	260,000	301,463
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	11,671
CenterPoint Energy Resources Corp.
6.000%, 05/15/2018	1,000,000	1,137,388
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,141,033
CMS Energy Corp.
6.250%, 02/01/2020	1,325,000	1,394,672
Commonwealth Edison Company
5.800%, 03/15/2018	2,235,000	2,584,603
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	290,523
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	623,297
5.700%, 09/17/2012	207,000	223,968
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month LIBOR
+ 2.300%)
09/30/2066	1,800,000	1,741,500
Enel Finance International SA
6.250%, 09/15/2017 (S)	565,000	632,354
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,413
7.375%, 11/15/2031	676,000	717,163
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	910,000	973,554
FPL Group Capital, Inc. (6.350% to
10/31/2016, then 3 month LIBOR
+ 2.068%)
10/01/2066	650,000	635,375
Indiantown Cogeneration LP, Series A-9
9.260%, 12/15/2010	13,603	13,613
Integrys Energy Group, Inc. (6.11% to
12/01/2016, then 3 month LIBOR
+ 2.12%)
12/01/2066	1,305,000	1,265,850
Ipalco Enterprises, Inc.
8.625%, 11/14/2011	420,000	441,000
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	2,220,000	2,460,695
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	710,000	770,318
5.875%, 09/30/2016 (S)	170,000	190,473
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	14,495

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Midwest Generation LLC, Series B
8.560%, 01/02/2016	$947,563	$957,039
National Grid PLC
6.300%, 08/01/2016	485,000	567,296
Nevada Power Company
6.650%, 04/01/2036	530,000	608,419
NRG Energy, Inc.
8.250%, 09/01/2020 (S)	910,000	912,275
NV Energy, Inc.
6.250%, 11/15/2020	535,000	540,500
Pacific Gas & Electric Company
4.200%, 03/01/2011	246,000	248,194
8.250%, 10/15/2018	455,000	603,209
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,137,295
PNPP II Funding Corp.
9.120%, 05/30/2016	178,000	191,227
PSEG Power LLC
5.000%, 04/01/2014	214,000	233,869
8.625%, 04/15/2031	214,000	275,787
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,111,920
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	179,954	196,924
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	971,943
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	17,552
Teco Finance, Inc.
6.572%, 11/01/2017	822,000	956,065
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,110,000	660,450
TransAlta Corp.
6.650%, 05/15/2018	580,000	671,689
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	96,000	96,993
Veolia Environnement
6.000%, 06/01/2018	600,000	689,137
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	693,378
Waterford 3 Funding Corp.
8.090%, 01/02/2017	405,049	410,885

		35,872,803

TOTAL CORPORATE BONDS (Cost $469,128,340)		$498,935,164

CAPITAL PREFERRED SECURITIES - 1.85%
Financials - 1.85%
Allfirst Preferred Capital Trust
1.789%, 07/15/2029	310,000	238,179
BAC Capital Trust XIII (0.937% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	640,000	398,060
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	1,275,000	905,250
BAC Capital Trust XV
1.096%, 06/01/2056 (P)	925,000	576,170

10

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	$2,250,000	$1,757,813
JPMorgan Chase Capital XX
6.550%, 09/29/2036	250,000	248,307
JPMorgan Chase Capital XXIII (1.250%
to 05/15/2047, then 3 month LIBOR
+ 2.030%)
05/15/2047	915,000	660,514
MBNA Capital
1.087%, 02/01/2027 (P)	23,000	16,190
Mellon Capital IV (6.244% to 06/20/2012,
then 3 month LIBOR + 0.565%)
(Q)	400,000	364,000
PNC Financial Services Group, Inc.
(8.250% to 05/21/2013 then 3 month
LIBOR + 4.220%)
(Q)	760,000	802,487
PNC Preferred Funding Trust I (6.113% to
03/15/2012, then 3 month LIBOR
+ 1.223%)
(Q)	1,200,000	880,711
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month LIBOR
+ 2.375%)
11/15/2037	1,435,000	1,498,685
Sovereign Capital Trust VI, 7.908%
7.908%, 06/13/2036	295,000	300,007
Standard Chartered PLC (6.409% to
01/30/2017, then 3 month LIBOR
+ 1.510%)
(Q)(S)	715,000	695,665
State Street Capital Trust III (8.250% to
03/15/2011, then 3 month LIBOR
+ 4.990%)
(Q)	1,120,000	1,133,082
State Street Capital Trust IV
1.292%, 06/15/2037 (P)	2,120,000	1,577,193
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month LIBOR
+ 1.965%)
(Q)	414,000	377,775
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month LIBOR
+ 0.645%)
(Q)	102,000	78,030
The Goldman Sachs Capital I
6.345%, 02/15/2034	2,000,000	1,861,320
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.768%)
(Q)	2,760,000	2,332,200
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	2,025,000	1,579,500
Wachovia Capital Trust III (5.800% to
03/15/2011, then greater of 3 month
LIBOR + 0.93% or
5.56975% quarterly)
(Q)	1,000,000	840,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Wells Fargo Capital XIII (7.700% to
03/26/2013, then 3 month US LIBOR
+ 3.890%)
(Q)	$1,000,000	$1,032,500

		20,153,638

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $20,866,162)		$20,153,638

CONVERTIBLE BONDS - 0.12%
Industrials - 0.05%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	500,650
Consumer Discretionary - 0.07%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	710,000	808,513

TOTAL CONVERTIBLE BONDS (Cost $955,259)		$1,309,163

MUNICIPAL BONDS - 0.21%
California - 0.05%
State of California
7.600%, 11/01/2040	510,000	526,560
District of Columbia - 0.11%
George Washington University
5.095%, 09/15/2032	1,155,000	1,203,221
New Jersey - 0.05%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	606,382

TOTAL MUNICIPAL BONDS (Cost $2,262,539)		$2,336,163

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.02%
Commercial & Residential - 15.18%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.443%, 12/25/2046 (P)	431,286	231,547
Series 2006-6, Class XP IO,
2.383%, 12/25/2046	6,422,335	295,270
American Home Mortgage Investment
Trust, Series 2004-4, Class 5A
2.533%, 02/25/2045 (P)	417,638	377,853
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,540,000	1,642,400
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,345,000	1,435,955
Banc of America Commercial
Mortgage, Inc.
Series 2005-5, Class XC IO,
0.095%, 10/10/2045 (S)	72,595,654	293,054
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	1,691,510	1,754,299
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	51,678
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	1,600,000	1,611,934
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	3,040,000	3,245,882
Banc of America Funding Corp.
Series 2007-E, Class 4A1,
5.705%, 07/20/2047 (P)	275,459	192,428
Series 2006-B, Class 6A1,
5.805%, 03/20/2036 (P)	363,090	264,121

11

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.433%, 10/15/2019 (P)(S)	$1,000,000	$899,969
Series 2005-MIB1, Class B,
0.513%, 03/15/2022 (P)(S)	895,000	836,735
Series 2005-MIB1, Class E,
0.653%, 03/15/2022 (P)(S)	490,000	420,834
Bear Stearns Alt-A Trust,
Series 2005-3, Class B2
2.772%, 04/25/2035 (P)	176,644	6,615
Bear Stearns Asset Backed Securities,
Inc., Series 2003-AC4, Class A
5.500%, 09/25/2033	6,690	6,814
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2004-PWR5, Class X1 IO,
0.059%, 07/11/2042 (S)	403,747	6,767
Series 2005-PWR8, Class X1 IO,
0.248%, 06/11/2041 (S)	62,710,566	975,845
Series 2004-PWR6, Class X1 IO,
0.273%, 11/11/2041 (S)	54,773,481	811,968
Series 2004-T16, Class X1 IO,
0.329%, 02/13/2046 (S)	492,323	7,982
Series 2006-BBA7, Class G,
0.693%, 03/15/2019 (P)(S)	1,700,000	1,239,603
Series 2004-PWR5, Class X2 IO,
0.980%, 07/11/2042	141,486,806	2,167,252
Series 2005-PWR8, Class E,
4.997%, 06/11/2041 (P)(S)	665,000	341,145
Series 2005-T20, Class AJ,
5.298%, 10/12/2042 (P)	2,800,000	2,741,442
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	1,075,000	279,585
Series 2005-T18, Series G,
5.459%, 02/13/2042 (P)(S)	1,000,000	253,389
Series 2006-T24, Class AY IO,
5.490%, 10/12/2041 (S)	21,955,456	273,664
Series 2002-TOP6, Class G,
6.000%, 10/15/2036 (P)(S)	1,257,500	1,030,793
Bear Stearns Mortgage Funding Trust
Series 2006-AR4, Class A1,
0.463%, 12/25/2036 (P)	1,561,658	921,714
Series 2006-AR1, Class 2A1,
0.473%, 08/25/2036 (P)	322,729	203,725
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.919%, 03/15/2049 (P)	1,395,000	1,515,896
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C,
5.396%, 07/15/2044 (P)	245,000	192,300
Series 2006-CD2, Class AM,
5.576%, 01/15/2046 (P)	1,000,000	981,230
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	442,705
Series 2007-C9, Class A4,
6.009%, 12/10/2049 (P)	3,325,000	3,574,032
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB2, Class 4A
2.741%, 07/20/2034 (P)	897,544	897,923

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO,
0.188%, 02/15/2038 (S)	$81,347,038	$769,706
Series 2004-C4, Class A4,
4.283%, 10/15/2039	160,860	162,143
Series 2005-C1, Class A3,
4.813%, 02/15/2038	637,995	656,905
Series 2005-C5, Class AJ,
5.100%, 08/15/2038 (P)	2,000,000	1,934,033
Series 2005-C4, Class AJ,
5.190%, 08/15/2038 (P)	2,000,000	1,987,506
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	193,439	196,997
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	144,746	150,987
Series 2001-CP4, Class A4,
6.180%, 12/15/2035	862,119	875,744
Credit Suisse Mortgage Capital
Certificate, Series 2006-C1, Class A3
5.690%, 02/15/2039 (P)	3,201,000	3,391,458
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.413%, 04/15/2021 (P)(S)	1,231,984	1,191,689
Series 2006-TFLA, Class B,
0.483%, 04/15/2021 (P)(S)	870,000	816,997
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, 11/05/2027 (S)	2,500,000	2,476,087
First Horizon Alternative
Mortgage Securities
Series 2004-AA2, Class 2A1,
2.349%, 08/25/2034 (P)	1,359,527	1,164,551
Series 2004-AA5, Class B1,
2.384%, 12/25/2034 (P)	125,446	15,514
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	3,104	2,668
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.315%, 06/10/2048 (S)	1,359,248	16,978
Series 2005-C1, Class XP IO,
0.644%, 06/10/2048	35,107,655	233,533
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,184,755
Series 2005-C3, Class AJ,
5.065%, 07/10/2045 (P)	5,500,000	5,312,757
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	43,737	36,995
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	172,787
Series 2001-3, Class A2,
6.070%, 06/10/2038	22,214	22,866
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	210,000	217,213
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class XC IO,
0.458%, 08/10/2042 (S)	52,722,422	832,165
Series 2002-C1, Class A2,
4.112%, 01/11/2017	97,000	98,559
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	2,485,000	2,598,430

12

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital Commercial Funding
Corp. (continued)
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	$730,000	$383,443
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	450,000	171,228
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.333%, 07/10/2039 (S)	1,854,781	32,488
Series 2004-GG2, Class E,
5.760%, 08/10/2038 (P)	800,000	664,875
Series 2007-GG10, Class A4,
6.001%, 08/10/2045 (P)	3,060,000	3,188,623
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.882%, 09/25/2035 (P)	1,230,731	1,127,348
Series 2004-14, Class 3A2,
3.140%, 12/25/2034 (P)	287,110	200,245
Series 2004-9, Class B1,
3.593%, 08/25/2034 (P)	278,296	108,856
Series 2006-AR1, Class 3A1,
5.143%, 01/25/2036 (P)	582,715	510,835
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	8,008,358	50,933
Series 2007-3, Class ES IO,
0.349%, 05/19/2047	9,725,213	63,700
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	11,554,246	64,473
Series 2006-SB1, Class A1A,
1.192%, 12/19/2036 (P)	548,037	289,893
Series 2005-11, Class X IO,
2.285%, 08/19/2045	3,161,830	119,094
Series 2005-8, Class 1X IO,
2.334%, 09/19/2035	3,966,534	153,902
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.841%, 10/25/2036	8,865,394	299,650
Series 2005-AR18, Class 2X IO,
1.876%, 10/25/2036	11,162,147	348,259
Series 2005-AR5, Class B1,
2.780%, 05/25/2035 (P)	287,243	6,955
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	177,785	15,410
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	2,145,000	2,194,236
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,935,285
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,120,000	2,180,855
Series 2005-IDP4, Class AJ,
5.040%, 10/15/2042 (P)	1,000,000	943,575
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	215,000	180,893
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,175,000	1,203,543
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	683,095
Series 2005-LDP5, Class A4,
5.363%, 12/15/2044 (P)	2,025,000	2,212,828
Series 2002-C1, Class A3,
5.376%, 07/12/2037	421,734	441,327

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	$2,870,000	$2,852,170
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,275,000	2,390,014
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	892,000
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	5,000,000	4,607,628
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,200,000	1,982,857
Series 2005-LDP5, Class AJ,
5.484%, 12/15/2044 (P)	1,225,000	1,199,383
Series 2005-LDP5, Class G,
5.518%, 12/15/2044 (P)(S)	600,000	314,762
Series 2007-LD11, Class A4,
6.001%, 06/15/2049 (P)	1,650,000	1,735,207
Series 2006-LDP7, Class AM,
6.062%, 04/15/2045	2,630,000	2,669,384
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5,
5.695%, 01/25/2037 (P)	498,527	56,483
Series 2005-S2, Class 2A16,
6.500%, 09/25/2035	142,016	133,991
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class AM
6.141%, 07/15/2044 (P)	2,000,000	1,831,302
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.334%, 02/15/2040 (S)	582,332	11,784
Series 2004-C1, Class XCL IO,
0.405%, 01/15/2036 (S)	23,419,675	565,644
Series 2005-C1, Class A2,
4.310%, 02/15/2030	102,780	103,007
Series 2005-C5, Class A2,
4.885%, 09/15/2030	55,023	56,528
Series 2005-C5, Class AJ,
5.057%, 09/15/2040 (P)	1,000,000	969,010
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,070,000	2,085,071
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,430,000	2,524,958
Series 2005-C2, Class E,
5.531%, 04/15/2040 (P)	740,000	513,301
Series 2006-C4, Class A4,
6.078%, 06/15/2038 (P)	1,713,000	1,861,586
Series 2002-C1, Class A4,
6.462%, 03/15/2031	29,104	30,453
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.834%, 04/21/2034 (P)	797,584	770,381
Series 2004-8, Class 5A1,
2.859%, 08/25/2034 (P)	513,403	501,419
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.383%, 06/15/2022 (P)(S)	1,670,000	1,515,550
Series 2006-1, Class D,
0.453%, 06/15/2022 (P)(S)	1,750,000	1,456,764
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.151%, 07/12/2038 (S)	196,409,919	1,006,110
Series 2006-C2, Class X IO,
0.558%, 08/12/2043 (S)	20,305,773	334,040

13

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2008-C1, Class X IO,
0.564%, 02/14/2051 (S)	$32,932,362	$727,693
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	33,802
Series 2005-LC1, Class AJ,
5.511%, 01/12/2044 (P)	4,800,000	4,558,610
Series 2008-C1, Class A4,
5.690%, 02/12/2051	1,080,000	1,139,591
Series 2006-C1, Class AM,
5.838%, 05/12/2039 (P)	1,000,000	1,005,463
Series 2007-C1, Class AM,
6.019%, 06/12/2050 (P)	2,000,000	1,923,355
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	2,070,000	2,097,235
Series 2006-1, Class AJ,
5.693%, 02/12/2039 (P)	505,000	457,840
Series 2006-2, Class A4,
6.103%, 06/12/2046 (P)	2,865,000	3,163,075
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M3,
5.554%, 09/25/2037 (P)	59,820	22,656
Series 2007-3, Class M2,
5.554%, 09/25/2037 (P)	145,277	59,874
Series 2007-3, Class M1,
5.554%, 09/25/2037 (P)	247,823	106,597
Series 2006-3, Class 2A1,
6.062%, 10/25/2036 (P)	2,647,167	2,489,055
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.241%, 12/13/2041 (S)	1,337,326	17,697
Series 2005-IQ9, Class X1 IO,
0.350%, 07/15/2056 (S)	601,359	18,012
Series 2007-SRR3, Class A,
0.553%, 12/20/2049 (P)(S)	1,000,000	34,600
Series 2007-SRR3, Class B,
0.653%, 12/20/2049 (P)(S)	1,000,000	27,500
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,517,984	1,550,244
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,375,000	2,462,408
Series 2005-HQ7, Class A2,
5.376%, 11/14/2042 (P)	415,000	428,617
Series 2005-HQ7, Class AJ,
5.376%, 11/14/2042 (P)	1,500,000	1,451,011
Series 2008-HQ8, Class AM,
5.610%, 03/12/2044 (P)	2,080,000	2,111,414
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	275,000	300,311
Series 2006-IQ11, Class AM,
5.936%, 10/15/2042 (P)	1,300,000	1,314,917
Series 2006-IQ11, Class AJ,
5.936%, 10/15/2042 (P)	5,300,000	5,049,526
Series 2006-T23, Class A4,
5.981%, 08/12/2041 (P)	630,000	698,241
Morgan Stanley Capital IMSC,
Series 2006-IQ11, Class B
5.936%, 10/15/2042 (P)	1,230,000	809,932
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.940%, 05/25/2035 (P)	300,005	71,208

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.394%, 12/25/2045	$9,359,298	$370,273
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	10,068	9,839
Salomon Brothers Mortgage Securities
VII, Series 2001-C1, Class A3
6.428%, 12/18/2035	13,073	13,161
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.453%, 05/20/2035 (P)	4,452	3,813
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.954%, 03/25/2033 (P)	423,490	296,002
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
2.114%, 03/25/2044 (P)	2,209,675	2,063,865
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	980,993
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class XC IO,
0.166%, 03/15/2042 (S)	70,811,525	541,595
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	35,729
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,588,792
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	2,000,000	1,769,230
Series 2005-C22, Class E,
5.534%, 12/15/2044 (P)	915,000	450,188
WAMU Commercial Mortgage
Securities Trust
Series 2006-SL1, Class A,
5.420%, 11/23/2043 (P)(S)	724,502	722,680
Series 2007-SL3, Class A,
6.110%, 03/23/2045 (P)(S)	483,323	474,695
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	13,986	14,132
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.853%, 04/25/2045	923,856	143,702
Series 2005-AR13, Class B1,
0.853%, 10/25/2045	813,062	124,439
Series 2005-AR19, Class B1,
0.953%, 12/25/2045 (P)	489,727	58,892
Series 2006-AR4, Class 1A1B,
1.282%, 05/25/2046 (P)	450,866	276,848
Series 2005-AR13, Class X IO,
1.622%, 10/25/2045	98,957,471	3,710,905
Series 2005-AR1, Class X IO,
1.640%, 01/25/2045	17,888,338	696,255
Series 2005-AR8, Class X IO,
1.763%, 07/25/2045	37,663,904	1,739,127
Series 2005-AR12, Class 1A2,
2.722%, 10/25/2035 (P)	546,722	532,030
Series 2005-6, Class 1CB,
6.500%, 08/25/2035	176,186	131,336
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR5, Class 1A1,
5.094%, 04/25/2035	1,040,868	1,025,390

14

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed Securities
Trust (continued)
Series 2006-AR15, Class A3,
5.433%, 10/25/2036 (P)	$498,502	$140,660

		165,738,060
U.S. Government Agency - 0.84%
Federal Home Loan Mortgage Corp.
Series 3630, Class BI IO,
4.000%, 05/15/2027	690,522	63,522
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,081,584	112,573
Series 2005-3019, Class MD,
4.750%, 01/15/2031	192,650	197,290
Series 3581, Class IO,
6.000%, 10/15/2039	1,037,696	193,560
Series T-41, Class 3A,
7.341%, 07/25/2032 (P)	2,800	3,177
Federal National Mortgage Association
Series 2003-18, Class EX,
4.000%, 06/25/2017	467,563	480,131
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,993,365	198,166
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	2,107,478	221,546
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,885,977	535,101
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,642,787	289,898
Series 2010-72, Class CA,
4.500%, 01/25/2028	3,900,179	4,140,779
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,613,124	200,469
Series 398, Class C3 IO,
4.500%, 05/25/2039	2,300,414	359,958
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,587,459	248,172
Series 402, Class 7 IO,
4.500%, 11/25/2039	2,841,209	467,808
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,604,356	196,323
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,680,210	446,736
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	3,600,096	495,090
Series 2001-50, Class BA,
7.000%, 10/25/2041	900	1,004
Series 2002-W3, Class A5,
7.500%, 11/25/2041	28,684	32,668
Government National Mortgage
Association, Series 2010-78,
Class AI IO
4.500%, 04/20/2039	2,788,679	279,739

		9,163,710

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $169,761,804)		$174,901,770

ASSET BACKED SECURITIES - 2.41%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.613%, 09/25/2034 (P)	607,263	558,521
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	378	386

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.703%, 05/24/2017 (P)(S)	$525,826	$499,534
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	600,000	545,256
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.888%, 01/26/2042 (P)(S)	370,000	92,500
Series 2006-1A, Class F,
1.338%, 01/26/2042 (P)(S)	615,000	50,202
Argent Securities,
Series 2004-W1, Class M3
1.703%, 03/25/2034 (P)	8,007	2,909
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.673%, 03/25/2035 (P)	800,108	712,808
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.605%, 02/28/2041 (P)	507,344	419,214
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.493%, 07/25/2036 (P)(S)	1,506,209	1,300,132
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.313%, 10/25/2036 (P)	185,942	146,281
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.633%, 02/25/2052 (P)(S)	1,000,000	212,560
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.433%, 06/25/2036 (P)	855,248	748,657
Credit-Based Asset Servicing
and Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	423,815	302,444
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	291,123
Crest, Ltd.
Series 2002-IGA, Class A,
0.738%, 07/28/2017 (P)(S)	563,183	554,735
Series 2003-1A, Class B1,
1.242%, 05/28/2038 (P)(S)	600,000	451,326
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.568%, 05/25/2045 (P)(S)	281,011	203,724
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	1,000,000	1,013,620
Series 2006-1, Class M1,
8.285%, 06/20/2031 (S)	175,000	176,946
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
0.994%, 12/05/2046 (I)(S)	975,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037	2,265,000	2,321,625
Series 2007-1, Class M1,
7.629%, 04/25/2037	3,085,000	3,146,205
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	860,000	941,598
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.688%, 11/25/2051 (P)(S)	1,230,000	142,791
JER CDO, Series 2006-2A, Class AFL
0.583%, 03/25/2045 (P)(S)	644,939	90,291

15

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2005-LDP5, Class A3
5.392%, 12/15/2044 (P)	$5,100,000	$5,453,357
Lehman XS Trust,
Series 2005-7N, Class 1A1B
0.553%, 12/25/2035 (P)	623,491	252,284
LNR CDO, Ltd.,
Series 2006-1A, Class BFL
0.805%, 05/28/2043 (I)(S)	700,000	0
N-Star Real Estate CDO, Ltd.
Series 2005-4A, Class A,
0.605%, 07/27/2040 (P)(S)	697,886	453,626
Series 2006-7A, Class B,
0.633%, 06/22/2051 (P)(S)	900,000	45,000
Series 2006-8A, Class E,
1.008%, 02/01/2041 (P)(S)	475,000	28,500
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.703%, 03/25/2035 (P)	840,000	723,505
Newcastle CDO, Ltd.,
Series 2005-7A, Class 2FL
0.753%, 12/24/2050 (P)(S)	570,000	8,550
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.333%, 03/25/2035 (P)	1,650,000	1,523,645
Park Place Securities, Inc.,
Series 2005-WCH1, Class M2
0.773%, 01/25/2036 (P)	1,005,000	885,201
Prima Capital, Ltd.,
Series 2006-CR1A, Class A1
7.000%, 12/25/2048	572,845	475,444
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.053%, 06/25/2045 (P)(S)	685,000	182,546
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	290,037	282,924
Series 2005-2, Class AF4,
4.934%, 08/25/2035	335,000	290,676
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.663%, 05/25/2035 (P)	845,000	793,752
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	42,775	43,425

TOTAL ASSET BACKED SECURITIES (Cost $33,627,533)		$26,367,823

COMMON STOCKS - 0.00%
Consumer Discretionary - 0.00%
Greektown Superholdings, Inc. (I)	166	18,356
Financials - 0.00%
BTA Bank JSC (S)	17	391

TOTAL COMMON STOCKS (Cost $18,799)		$18,747

PREFERRED SECURITIES - 0.22%
Consumer Discretionary - 0.03%
Greektown Superholdings,
Inc., Series A (I)	$3,249	359,270
Consumer Staples - 0.04%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	414,676
Energy - 0.04%
Apache Corp., Series D, 6.000% (L)	7,312	443,473

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials - 0.07%
Bank of America Corp.,
Series MER, 8.625%	$20,775	$520,829
Citigroup Capital XIII (7.875% to
10-30-2015, then 3 month LIBOR
+ 6.370%)	8,200	215,496

		736,325
Telecommunication Services - 0.04%
Telephone & Data Systems, Inc.,
Series A, 7.600%	16,000	404,640

TOTAL PREFERRED SECURITIES (Cost $2,242,300)		$2,358,384

SHORT-TERM INVESTMENTS - 4.92%
Short-Term Securities* - 3.95%
State Street Institutional US Government
Money Market Fund, 0.0936% (Y)	$35,504,873	35,504,873
Federal Home Loan Bank Discount Notes,
0.070%, 12/01/2010	7,600,000	7,600,000

		43,104,873
Securities Lending Collateral - 0.97%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	1,059,634	10,603,865

TOTAL SHORT-TERM INVESTMENTS (Cost $53,709,573)		$53,708,738

Total Investments (Active Bond Fund)
(Cost $1,066,003,843) - 100.72%		$1,099,469,643
Other assets and liabilities, net - (0.72%)		(7,849,623)

TOTAL NET ASSETS - 100.00%		$1,091,620,020

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.34%
Consumer Discretionary - 9.36%
Auto Components - 1.41%
Autoliv, Inc. (L)	87,600	$6,431,590
Fuel Systems Solutions, Inc. (I)(L)	16,000	552,960
Lear Corp. (I)	11,400	1,000,578
Standard Motor Products, Inc.	14,300	179,894
Superior Industries International, Inc.	4,900	95,256

		8,260,278
Distributors - 0.09%
Core-Mark Holding Company, Inc. (I)(L)	15,200	550,240
Diversified Consumer Services - 0.07%
Career Education Corp. (I)	24,000	426,960
Hotels, Restaurants & Leisure - 0.90%
Domino’s Pizza, Inc. (I)	6,000	88,620
International Speedway Corp., Class A	23,300	551,977
Marcus Corp.	8,800	114,048
McDonald’s Corp.	30,400	2,380,320
Panera Bread Company, Class A (I)	12,900	1,293,096
Penn National Gaming, Inc. (I)	21,200	744,332
Ruth’s Hospitality Group, Inc. (I)(L)	19,300	95,342

		5,267,735
Household Durables - 0.10%
Blyth, Inc.	13,300	592,914

16

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.25%
Liberty Media Corp. - Interactive, Series A (I)	41,500	$641,590
priceline.com, Inc. (I)	2,100	827,505

		1,469,095
Leisure Equipment & Products - 0.12%
Jakks Pacific, Inc. (I)(L)	36,700	706,475
Media - 2.16%
CBS Corp., Class B	99,600	1,677,264
Comcast Corp., Class A	390,000	7,800,000
Dex One Corp. (I)(L)	25,900	123,025
Liberty Media Corp. - Starz, Series A (I)	2,700	169,682
Madison Square Garden, Inc., Class A (I)	11,400	250,116
The Walt Disney Company	72,600	2,650,626

		12,670,713
Multiline Retail - 0.41%
Dillard’s, Inc., Class A (L)	65,600	2,045,408
Tuesday Morning Corp. (I)	70,600	367,120

		2,412,528
Specialty Retail - 2.26%
Aaron, Inc., Class B	8,300	165,668
Advance Auto Parts, Inc.	35,500	2,342,645
DSW, Inc., Class A (I)(L)	28,700	1,122,170
Hot Topic, Inc. (L)	109,700	672,461
Jo-Ann Stores, Inc. (I)(L)	12,600	610,344
Ross Stores, Inc. (L)	46,500	3,016,920
Shoe Carnival, Inc. (I)	15,000	416,100
Signet Jewelers, Ltd. (I)	17,500	697,025
Stage Stores, Inc.	37,500	567,375
The Finish Line, Inc., Class A	32,800	585,480
TJX Companies, Inc.	44,500	2,029,645
Tractor Supply Company (L)	24,900	1,057,503

		13,283,336
Textiles, Apparel & Luxury Goods - 1.59%
Coach, Inc.	67,800	3,833,412
Deckers Outdoor Corp. (I)(L)	5,100	392,190
Perry Ellis International, Inc. (I)(L)	8,800	239,448
The Timberland Company, Class A (I)	25,000	619,500
VF Corp. (L)	51,000	4,226,880

		9,311,430

		54,951,704
Consumer Staples - 7.52%
Beverages - 1.29%
Molson Coors Brewing Company	66,600	3,173,490
The Coca-Cola Company	69,700	4,402,949

		7,576,439
Food & Staples Retailing - 1.12%
Casey’s General Stores, Inc.	33,200	1,319,534
The Andersons, Inc. (L)	1,700	54,944
Wal-Mart Stores, Inc.	96,300	5,208,867

		6,583,345
Food Products - 2.03%
Archer-Daniels-Midland Company	47,100	1,365,429
Corn Products International, Inc.	39,200	1,690,304
Fresh Del Monte Produce, Inc.	11,500	252,540
Smart Balance, Inc. (I)	78,100	285,846
The Hershey Company (L)	44,200	2,068,560
The J.M. Smucker Company	48,300	3,054,975
Tyson Foods, Inc., Class A	201,000	3,181,830

		11,899,484

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.85%
Central Garden & Pet Company, Class A (I)	18,500	$172,790
The Procter & Gamble Company	78,922	4,819,767

		4,992,557
Personal Products - 0.31%
Elizabeth Arden, Inc. (I)	2,800	59,668
The Estee Lauder Companies, Inc., Class A	23,100	1,730,652

		1,790,320
Tobacco - 1.92%
Philip Morris International, Inc.	198,400	11,286,976

		44,129,121
Energy - 9.56%
Energy Equipment & Services - 3.04%
Complete Production Services, Inc. (I)(L)	50,500	1,436,725
Nabors Industries, Ltd. (I)	164,600	3,636,014
National Oilwell Varco, Inc.	87,000	5,332,230
Oceaneering International, Inc. (I)	27,400	1,893,340
Oil States International, Inc. (I)(L)	59,324	3,519,693
Patterson-UTI Energy, Inc.	38,200	754,068
SEACOR Holdings, Inc. (I)	12,000	1,308,000

		17,880,070
Oil, Gas & Consumable Fuels - 6.52%
Chevron Corp.	54,400	4,404,768
Exxon Mobil Corp.	254,000	17,668,240
GMX Resources, Inc. (I)(L)	94,300	417,749
Hess Corp.	58,700	4,111,935
Newfield Exploration Company (I)	40,000	2,673,200
Noble Energy, Inc.	49,300	4,005,625
Tesoro Corp. (I)(L)	14,600	238,272
Valero Energy Corp.	229,900	4,478,452
W&T Offshore, Inc.	15,100	252,925

		38,251,166

		56,131,236
Financials - 16.79%
Capital Markets - 1.26%
American Capital, Ltd. (I)(L)	151,934	1,092,405
Invesco, Ltd.	4,500	97,830
Legg Mason, Inc. (L)	74,800	2,439,976
T. Rowe Price Group, Inc.	21,100	1,230,763
The Goldman Sachs Group, Inc.	16,300	2,545,082

		7,406,056
Commercial Banks - 4.61%
CapitalSource, Inc.	57,400	370,804
Fifth Third Bancorp	566,100	6,764,895
KeyCorp	487,600	3,671,628
Regions Financial Corp.	107,900	580,502
SunTrust Banks, Inc.	302,200	7,059,392
Wells Fargo & Company	316,200	8,603,802

		27,051,023
Consumer Finance - 1.22%
Capital One Financial Corp.	188,300	7,010,409
The Student Loan Corp.	5,400	161,892

		7,172,301
Diversified Financial Services - 2.91%
Citigroup, Inc. (I)	355,800	1,494,360
JPMorgan Chase & Company	265,786	9,935,081
PHH Corp. (I)(L)	132,600	2,815,098
The NASDAQ OMX Group, Inc. (I)	131,600	2,824,136

		17,068,675

17

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.81%
Allied World Assurance
Company Holdings, Ltd.	65,723	$3,860,569
American National Insurance Company	2,300	182,896
Argo Group International Holdings, Ltd.	4,400	162,272
Aspen Insurance Holdings, Ltd.	32,600	942,140
Axis Capital Holdings, Ltd.	27,000	954,180
Chubb Corp.	136,600	7,787,566
Everest Re Group, Ltd.	11,700	976,833
Hartford Financial Services Group, Inc.	46,900	1,043,994
Montpelier Re Holdings, Ltd. (L)	17,100	336,528
PartnerRe, Ltd.	7,000	542,500
Prudential Financial, Inc.	59,000	2,990,120
Stewart Information Services Corp.	17,400	185,136
The Travelers Companies, Inc.	149,800	8,087,702
Wesco Financial Corp.	500	181,125

		28,233,561
Real Estate Investment Trusts - 1.88%
Agree Realty Corp.	9,300	259,935
Ashford Hospitality Trust, Inc. (I)(L)	131,600	1,237,040
CommonWealth REIT	36,600	916,098
FelCor Lodging Trust, Inc. (I)(L)	56,600	335,638
Getty Realty Corp. (L)	17,900	533,599
Hospitality Properties Trust	125,000	2,765,000
LTC Properties, Inc.	9,100	245,609
National Health Investments, Inc.	4,300	189,200
Parkway Properties, Inc.	9,000	143,010
PS Business Parks, Inc.	2,600	134,732
Rayonier, Inc.	46,400	2,364,544
SL Green Realty Corp.	6,500	425,100
Ventas, Inc. (L)	26,000	1,333,020
Winthrop Realty Trust	10,400	124,488

		11,007,013
Thrifts & Mortgage Finance - 0.10%
Federal Agricultural Mortgage
Corp., Class C (L)	24,000	335,040
People’s United Financial, Inc.	21,700	268,863

		603,903

		98,542,532
Health Care - 13.33%
Biotechnology - 2.17%
Biogen Idec, Inc. (I)(L)	91,100	5,827,667
Celgene Corp. (I)	61,500	3,651,870
Cephalon, Inc. (I)(L)	51,100	3,244,339

		12,723,876
Health Care Equipment & Supplies - 0.96%
Baxter International, Inc.	61,800	3,000,390
Boston Scientific Corp. (I)(L)	337,900	2,169,318
Stryker Corp. (L)	9,100	455,819

		5,625,527
Health Care Providers & Services - 6.79%
Aetna, Inc.	67,300	1,993,426
AmerisourceBergen Corp.	112,200	3,461,370
Cardinal Health, Inc.	223,300	7,945,014
Coventry Health Care, Inc. (I)	71,327	1,806,000
Health Net, Inc. (I)	27,400	739,800
Humana, Inc. (I)	90,600	5,077,224
Kindred Healthcare, Inc. (I)(L)	53,700	866,718
Magellan Health Services, Inc. (I)	7,500	365,250
UnitedHealth Group, Inc.	250,500	9,148,260
Universal American Financial Corp.	22,100	327,743

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc. (I)	145,600	$8,115,744

		39,846,549
Life Sciences Tools & Services - 0.13%
Waters Corp. (I)	9,600	737,952
Pharmaceuticals - 3.28%
Eli Lilly & Company	38,600	1,299,276
Endo Pharmaceuticals Holdings, Inc. (I)(L)	113,100	4,072,731
Forest Laboratories, Inc. (I)	164,800	5,255,472
Johnson & Johnson	34,180	2,103,779
Medicis Pharmaceutical Corp., Class A	57,300	1,509,855
Par Pharmaceutical Companies, Inc. (I)	79,900	2,870,807
Questcor Pharmaceuticals, Inc. (I)(L)	9,600	136,704
Viropharma, Inc. (I)	131,600	2,033,220

		19,281,844

		78,215,748
Industrials - 10.89%
Aerospace & Defense - 2.50%
Ceradyne, Inc. (I)	32,000	845,440
Cubic Corp.	4,000	182,520
Ducommun, Inc.	10,100	226,038
General Dynamics Corp.	85,000	5,617,650
Northrop Grumman Corp.	126,509	7,803,075

		14,674,723
Air Freight & Logistics - 1.64%
United Parcel Service, Inc., Class B	137,700	9,656,901
Airlines - 0.32%
Republic Airways Holdings, Inc. (I)(L)	87,800	681,328
Skywest, Inc.	75,800	1,227,202

		1,908,530
Building Products - 0.07%
Apogee Enterprises, Inc.	18,400	207,000
Gibraltar Industries, Inc. (I)	17,600	178,992

		385,992
Commercial Services & Supplies - 0.13%
Consolidated Graphics, Inc. (I)	9,700	461,332
M&F Worldwide Corp. (I)	13,300	313,215

		774,547
Construction & Engineering - 0.74%
Dycom Industries, Inc. (I)	24,800	327,856
EMCOR Group, Inc. (I)	49,500	1,326,600
Great Lakes Dredge & Dock Corp.	31,200	239,616
KBR, Inc.	49,000	1,326,920
Layne Christensen Company (I)	19,000	626,430
Northwest Pipe Company (I)	11,700	259,623
Tutor Perini Corp.	11,400	217,170

		4,324,215
Industrial Conglomerates - 0.36%
Carlisle Companies, Inc.	36,200	1,325,644
General Electric Company	44,000	696,520
Seaboard Corp.	38	70,756

		2,092,920
Machinery - 2.77%
Alamo Group, Inc.	5,500	140,855
Caterpillar, Inc. (L)	20,900	1,768,140
CNH Global NV (I)	7,700	318,934
Cummins, Inc.	6,700	650,704
Danaher Corp.	105,000	4,541,250
Dover Corp.	16,500	904,365

18

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Eaton Corp.	1,000	$96,400
NACCO Industries, Inc., Class A	1,500	138,915
Oshkosh Corp. (I)	37,600	1,079,120
Parker Hannifin Corp.	50,800	4,075,684
Timken Company	31,709	1,381,244
Trinity Industries, Inc. (L)	14,709	336,836
Watts Water Technologies, Inc., Class A	26,300	856,065

		16,288,512
Marine - 0.03%
Genco Shipping & Trading, Ltd. (I)(L)	12,200	179,096
Road & Rail - 1.20%
AMERCO, Inc. (I)	2,100	203,574
Norfolk Southern Corp.	108,600	6,534,462
Ryder Systems, Inc.	6,700	288,837

		7,026,873
Trading Companies & Distributors - 1.13%
Aircastle, Ltd.	136,000	1,302,880
WESCO International, Inc. (I)	19,000	906,680
WW Grainger, Inc. (L)	35,200	4,397,536

		6,607,096

		63,919,405
Information Technology - 19.52%
Communications Equipment - 1.47%
Comtech Telecommunications Corp. (L)	42,300	1,254,618
EchoStar Corp., Class A (I)	31,700	639,389
F5 Networks, Inc. (I)	4,200	553,896
Harris Corp.	20,200	893,648
InterDigital, Inc. (I)	14,400	476,208
Polycom, Inc. (I)	6,100	225,731
QUALCOMM, Inc.	98,500	4,603,890

		8,647,380
Computers & Peripherals - 3.71%
Apple, Inc. (I)	45,839	14,262,805
Hewlett-Packard Company	80,800	3,387,944
Imation Corp. (I)	13,000	123,500
Lexmark International, Inc., Class A (I)(L)	80,900	2,931,816
SanDisk Corp. (I)	24,800	1,106,080

		21,812,145
Electronic Equipment, Instruments & Components - 3.20%
Arrow Electronics, Inc. (I)	98,456	3,053,121
AVX Corp.	33,100	473,661
Coherent, Inc. (I)	1,700	70,227
Ingram Micro, Inc., Class A (I)	143,231	2,556,673
Multi-Fineline Electronix, Inc. (I)	22,300	519,590
Power-One, Inc. (I)(L)	19,600	185,220
Tech Data Corp. (I)	141,794	6,248,862
Vishay Intertechnology, Inc. (I)	397,100	5,662,646

		18,770,000
Internet Software & Services - 2.39%
AOL, Inc. (I)	196,600	4,753,788
Earthlink, Inc. (L)	103,700	929,671
Google, Inc., Class A (I)	2,500	1,389,275
IAC/InterActiveCorp (I)	245,900	6,924,544
InfoSpace, Inc. (I)	6,900	53,268

		14,050,546
IT Services - 5.41%
Accenture PLC, Class A	105,600	4,574,592
Automatic Data Processing, Inc.	87,300	3,890,961
CACI International, Inc., Class A (I)	5,800	291,914

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cognizant Technology Solutions
Corp., Class A (I)	7,600	$493,848
Computer Sciences Corp.	152,061	6,786,482
CoreLogic, Inc.	39,400	717,474
International Business Machines Corp.	105,906	14,981,463

		31,736,734
Semiconductors & Semiconductor Equipment - 1.60%
Fairchild Semiconductor
International, Inc. (I)(L)	120,500	1,693,025
Integrated Silicon Solution, Inc. (I)	17,900	143,021
Intel Corp.	191,500	4,044,480
Maxim Integrated Products, Inc.	94,600	2,199,450
Micron Technology, Inc. (I)(L)	53,300	386,958
Photronics, Inc. (I)(L)	80,600	515,034
Veeco Instruments, Inc. (I)(L)	9,400	413,412

		9,395,380
Software - 1.74%
Microsoft Corp.	356,493	8,987,189
Oracle Corp.	44,700	1,208,688

		10,195,877

		114,608,062
Materials - 5.31%
Chemicals - 2.76%
Albemarle Corp.	21,000	1,135,890
Cabot Corp.	9,100	325,780
E.I. Du Pont de Nemours & Company	192,400	9,040,876
Lubrizol Corp.	23,300	2,436,248
Minerals Technologies, Inc.	12,800	778,752
OM Group, Inc. (I)(L)	56,900	2,139,440
Stepan Company	5,100	359,805

		16,216,791
Construction Materials - 0.02%
Headwaters, Inc. (I)(L)	22,700	88,303
Containers & Packaging - 0.16%
Boise, Inc.	129,900	954,765
Metals & Mining - 1.89%
Alcoa, Inc.	48,800	640,256
Contango ORE, Inc. (I)	210	0
Freeport-McMoRan Copper & Gold, Inc.	91,600	9,280,912
Kaiser Aluminum Corp. (L)	4,400	206,360
Newmont Mining Corp.	16,200	953,046

		11,080,574
Paper & Forest Products - 0.48%
Clearwater Paper Corp. (I)	13,500	1,086,750
Domtar Corp.	18,300	1,389,336
KapStone Paper and Packaging Corp. (I)	23,100	340,032

		2,816,118

		31,156,551
Telecommunication Services - 2.22%
Diversified Telecommunication Services - 1.85%
AT&T, Inc.	3,671	102,017
Verizon Communications, Inc.	337,000	10,787,370

		10,889,387
Wireless Telecommunication Services - 0.37%
Telephone & Data Systems, Inc.	48,400	1,726,912
United States Cellular Corp. (I)(L)	4,039	184,905

19

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	14,800	$251,896

		2,163,713

		13,053,100
Utilities - 3.84%
Electric Utilities - 1.52%
Duke Energy Corp. (L)	425,200	7,462,260
Progress Energy, Inc.	34,000	1,485,460

		8,947,720
Independent Power Producers & Energy Traders - 1.08%
NRG Energy, Inc. (I)	326,500	6,327,570
Multi-Utilities - 1.24%
Ameren Corp.	253,800	7,289,136

		22,564,426

TOTAL COMMON STOCKS (Cost $529,089,660)		$577,271,885

SHORT-TERM INVESTMENTS - 10.26%
Short-Term Securities* - 1.29%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	$7,610,905	7,610,905
Securities Lending Collateral - 8.97%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	5,261,108	52,648,431

TOTAL SHORT-TERM INVESTMENTS (Cost $60,255,347)		$60,259,336

Total Investments (All Cap Core Fund)
(Cost $589,345,007) - 108.60%		$637,531,221
Other assets and liabilities, net - (8.60%)		(50,495,912)

TOTAL NET ASSETS - 100.00%		$587,035,309

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.38%
Consumer Discretionary - 9.69%
Auto Components - 0.23%
Tenneco, Inc. (I)(L)	31,416	$1,145,429
Automobiles - 2.01%
Ford Motor Company (I)(L)	628,000	10,010,320
Hotels, Restaurants & Leisure - 0.79%
Carnival Corp.	61,276	2,531,312
Marriott International, Inc., Class A (L)	35,817	1,404,385

		3,935,697
Household Durables - 1.05%
Fortune Brands, Inc.	88,667	5,239,333
Media - 5.10%
Omnicom Group, Inc.	307,788	13,985,887
The Interpublic Group of
Companies, Inc. (I)(L)	831,923	8,859,980
The Walt Disney Company (L)	70,417	2,570,925

		25,416,792
Specialty Retail - 0.23%
J. Crew Group, Inc. (I)	26,729	1,168,592

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.28%
VF Corp. (L)	16,549	$1,371,581

		48,287,744
Consumer Staples - 2.99%
Food Products - 2.99%
Archer-Daniels-Midland Company	299,398	8,679,548
Bunge, Ltd. (L)	102,177	6,214,405

		14,893,953

		14,893,953
Energy - 17.82%
Energy Equipment & Services - 3.65%
Halliburton Company	190,725	7,217,034
Superior Energy Services, Inc. (I)(L)	91,414	3,052,313
Weatherford International, Ltd. (I)	388,576	7,930,836

		18,200,183
Oil, Gas & Consumable Fuels - 14.17%
Anadarko Petroleum Corp.	149,000	9,559,840
Apache Corp.	29,027	3,124,466
Chevron Corp.	75,459	6,109,915
Devon Energy Corp.	71,300	5,031,641
El Paso Corp.	588,335	7,936,639
EQT Corp.	96,776	3,916,525
Exxon Mobil Corp.	359,450	25,003,342
Forest Oil Corp. (I)	30,571	1,046,140
QEP Resources, Inc.	76,541	2,688,885
Southwestern Energy Company (I)	171,237	6,198,779

		70,616,172

		88,816,355
Financials - 19.90%
Capital Markets - 10.02%
Affiliated Managers Group, Inc. (I)(L)	68,876	6,020,451
Franklin Resources, Inc.	51,925	5,924,123
Invesco, Ltd.	149,806	3,256,782
Lazard, Ltd., Class A	255,249	9,140,467
LPL Investment Holdings, Inc. (I)	68,700	2,328,930
State Street Corp.	260,814	11,267,165
The Charles Schwab Corp.	171,344	2,575,300
The Goldman Sachs Group, Inc.	60,317	9,417,896

		49,931,114
Commercial Banks - 6.11%
City National Corp. (L)	97,444	5,234,692
Commerce Bancshares, Inc.	81,111	3,045,718
Cullen/Frost Bankers, Inc. (L)	100,676	5,390,193
KeyCorp (L)	446,615	3,363,011
Signature Bank (I)(L)	49,700	2,184,315
TCF Financial Corp. (L)	307,892	4,190,410
Wells Fargo & Company	247,372	6,730,992
Zions Bancorporation (L)	15,951	310,247

		30,449,578
Diversified Financial Services - 1.29%
Bank of America Corp.	212,873	2,330,959
JPMorgan Chase & Company	110,240	4,120,771

		6,451,730
Insurance - 2.48%
Aflac, Inc.	96,200	4,954,300
Berkshire Hathaway, Inc., Class B (I)	55,246	4,402,001
Chubb Corp. (L)	52,677	3,003,116

		12,359,417

		99,191,839

20

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 14.60%
Biotechnology - 2.73%
Amgen, Inc. (I)	221,688	$11,680,741
Human Genome Sciences, Inc. (I)(L)	56,263	1,380,131
Onyx Pharmaceuticals, Inc. (I)(L)	18,392	541,644

		13,602,516
Health Care Equipment & Supplies - 2.26%
Kinetic Concepts, Inc. (I)(L)	76,921	3,054,533
The Cooper Companies, Inc. (L)	55,496	2,969,036
Wright Medical Group, Inc. (I)	117,180	1,545,604
Zimmer Holdings, Inc. (I)	75,334	3,710,953

		11,280,126
Health Care Providers & Services - 6.15%
Express Scripts, Inc. (I)	100,900	5,255,881
Healthspring, Inc. (I)	43,536	1,168,071
Humana, Inc. (I)	124,196	6,959,944
McKesson Corp.	77,713	4,965,861
UnitedHealth Group, Inc.	246,300	8,994,876
Universal Health Services, Inc., Class B	80,105	3,293,918

		30,638,551
Pharmaceuticals - 3.46%
Abbott Laboratories	52,695	2,450,844
Teva Pharmaceutical Industries, Ltd., SADR	125,327	6,271,363
Warner Chilcott PLC, Class A	246,026	4,676,954
Watson Pharmaceuticals, Inc. (I)	79,162	3,858,356

		17,257,517

		72,778,710
Industrials - 12.90%
Aerospace & Defense - 1.65%
Hexcel Corp. (I)	81,300	1,394,295
United Technologies Corp.	90,726	6,828,946

		8,223,241
Airlines - 0.95%
Southwest Airlines Company (L)	353,700	4,711,284
Industrial Conglomerates - 1.67%
3M Company	99,298	8,339,046
Machinery - 8.05%
Eaton Corp.	75,457	7,274,055
EnPro Industries, Inc. (I)(L)	76,104	2,789,212
Kennametal, Inc. (L)	147,320	4,982,362
Pall Corp.	125,580	5,685,007
Parker Hannifin Corp.	62,425	5,008,358
RBC Bearings, Inc. (I)	41,387	1,526,766
Robbins & Myers, Inc. (L)	61,522	1,907,797
Trinity Industries, Inc. (L)	112,100	2,567,090
WABCO Holdings, Inc. (I)	169,041	8,401,338

		40,141,985
Road & Rail - 0.58%
Heartland Express, Inc. (L)	13,723	212,020
Kansas City Southern (I)	56,334	2,666,852

		2,878,872

		64,294,428
Information Technology - 9.85%
Computers & Peripherals - 0.25%
EMC Corp. (I)	58,200	1,250,718
Electronic Equipment, Instruments & Components - 0.04%
Plexus Corp. (I)(L)	7,686	208,560

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 5.05%
Accenture PLC, Class A	141,915	$6,147,758
Fiserv, Inc. (I)	47,300	2,615,690
MasterCard, Inc., Class A	16,070	3,809,072
The Western Union Company	246,478	4,347,872
VeriFone Systems, Inc. (I)(L)	237,605	8,256,774

		25,177,166
Semiconductors & Semiconductor Equipment - 2.47%
Intel Corp.	351,959	7,433,374
National Semiconductor Corp. (L)	61,423	819,997
Texas Instruments, Inc.	127,600	4,057,680

		12,311,051
Software - 2.04%
Adobe Systems, Inc. (I)	137,532	3,813,762
Intuit, Inc. (I)	71,600	3,214,124
Microsoft Corp.	124,158	3,130,023

		10,157,909

		49,105,404
Materials - 8.94%
Chemicals - 2.52%
Air Products & Chemicals, Inc. (L)	115,600	9,967,032
LyondellBasell Industries, Class A (I)	89,000	2,599,690

		12,566,722
Metals & Mining - 6.42%
Agnico Eagle Mines, Ltd.	53,912	4,351,238
Barrick Gold Corp.	226,849	11,716,751
Newmont Mining Corp.	90,727	5,337,469
Reliance Steel & Aluminum Company	140,032	6,224,422
United States Steel Corp. (L)	90,412	4,394,927

		32,024,807

		44,591,529
Utilities - 1.69%
Electric Utilities - 1.69%
Nextera Energy, Inc.	110,240	5,580,349
PPL Corp.	112,205	2,851,129

		8,431,478

		8,431,478

TOTAL COMMON STOCKS (Cost $413,262,857)		$490,391,440

SHORT-TERM INVESTMENTS - 16.67%
Repurchase Agreement - 1.43%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $7,155,002 on 12/1/2010,
collateralized by $7,255,000 Federal Home
Loan Mortgage Corp., 1.400% due
7/26/2013 (valued at $7,300,344,
including interest)	$7,155,000	7,155,000
Securities Lending Collateral - 15.24%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	7,589,674	75,950,625

TOTAL SHORT-TERM INVESTMENTS (Cost $83,102,235)		$83,105,625

Total Investments (All Cap Value Fund)
(Cost $496,365,092) - 115.05%		$573,497,065
Other assets and liabilities, net - (15.05%)		(75,006,927)

TOTAL NET ASSETS - 100.00%		$498,490,138

21

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.30%
Consumer Discretionary - 16.78%
Auto Components - 2.95%
BorgWarner, Inc. (I)(L)	45,960	$2,773,226
Dana Holding Corp. (I)	263,830	3,986,471
Johnson Controls, Inc. (L)	250,290	9,120,568
Lear Corp. (I)	15,800	1,386,766
Magna International, Inc., Class A	43,140	2,055,190
Modine Manufacturing Company (I)(L)	850,397	11,786,502
Stoneridge, Inc. (I)	168,400	2,189,200
Tenneco, Inc. (I)(L)	137,650	5,018,719

		38,316,642
Automobiles - 1.41%
Astra International Tbk PT	217,880	1,252,884
Daimler AG (I)	124,916	8,087,652
Ford Motor Company (I)(L)	207,500	3,307,550
General Motors Company (I)(L)	140,690	4,811,598
Hyundai Motor Company, Ltd.	5,687	843,437

		18,303,121
Distributors - 0.21%
Jardine Cycle and Carriage, Ltd.	12,000	336,493
LKQ Corp. (I)	108,360	2,337,867

		2,674,360
Diversified Consumer Services - 1.12%
Apollo Group, Inc., Class A (I)	58,510	1,989,340
Capella Education Company (I)(L)	54,900	3,007,971
DeVry, Inc.	83,820	3,599,231
ITT Educational Services, Inc. (I)(L)	63,280	3,701,247
Strayer Education, Inc. (L)	16,760	2,277,181

		14,574,970
Hotels, Restaurants & Leisure - 1.43%
Accor SA	67,324	2,844,573
Ctrip.com International, Ltd., ADR (I)(L)	29,800	1,305,836
Genting BHD	413,940	1,319,052
Las Vegas Sands Corp. (I)(L)	56,950	2,852,056
McDonald’s Corp.	30,650	2,399,895
REXLot Holdings, Ltd.	14,389,110	1,590,214
Starbucks Corp.	38,100	1,165,860
Starwood Hotels & Resorts Worldwide, Inc.	38,400	2,182,656
Wynn Macau, Ltd.	169,200	340,453
Wynn Resorts, Ltd.	25,900	2,618,490

		18,619,085
Household Durables - 1.73%
Jarden Corp.	193,022	5,925,775
Lennar Corp., Class A	49,300	748,867
Stanley Black & Decker, Inc.	108,780	6,475,673
Tempur-Pedic International, Inc. (I)(L)	267,640	9,396,840

		22,547,155
Internet & Catalog Retail - 0.88%
Amazon.com, Inc. (I)	29,700	5,209,380
Netflix, Inc. (I)	19,330	3,980,047
priceline.com, Inc. (I)	5,600	2,206,680

		11,396,107
Leisure Equipment & Products - 1.58%
Brunswick Corp. (L)	615,500	9,817,225
Eastman Kodak Company (I)(L)	814,440	3,836,012
Mattel, Inc. (L)	267,335	6,907,936

		20,561,173
Media - 1.61%
CBS Corp., Class B	285,193	4,802,650
Comcast Corp., Class A	247,793	4,955,860

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Special Class A	193,840	$3,677,145
DIRECTV, Class A (I)	36,600	1,519,998
Naspers, Ltd.	21,924	1,093,629
Sirius XM Radio, Inc. (I)(L)	435,700	596,909
SuperMedia, Inc. (I)(L)	86,920	392,878
Virgin Media, Inc. (L)	154,260	3,930,545

		20,969,614
Multiline Retail - 0.33%
Lojas Renner SA	23,360	817,859
Nordstrom, Inc.	37,300	1,596,440
Target Corp.	32,850	1,870,479

		4,284,778
Specialty Retail - 2.59%
Home Depot, Inc.	143,011	4,320,362
Lowe’s Companies, Inc.	606,416	13,765,643
Ross Stores, Inc. (L)	86,500	5,612,120
Staples, Inc.	368,782	8,116,892
Talbots, Inc. (I)	162,400	1,867,600

		33,682,617
Textiles, Apparel & Luxury Goods - 0.94%
Hanesbrands, Inc. (I)	448,378	12,173,463

		218,103,085
Consumer Staples - 4.85%
Beverages - 0.65%
Anheuser-Busch InBev NV	31,543	1,727,711
PepsiCo, Inc.	103,219	6,671,044

		8,398,755
Food & Staples Retailing - 0.92%
C.P. Seven Eleven PCL	700,990	950,731
CVS Caremark Corp.	216,467	6,710,477
Fresh Market, Inc. (I)	1,400	50,750
Sysco Corp.	128,100	3,717,462
X5 Retail Group NV, GDR (I)	13,724	520,826

		11,950,246
Food Products - 2.33%
General Mills, Inc.	82,348	2,909,355
Golden Agri-Resources, Ltd.	1,338,000	733,603
Green Mountain Coffee Roasters, Inc. (I)(L)	492,190	18,250,405
Kraft Foods, Inc., Class A	228,730	6,919,083
PureCircle, Ltd. (I)(L)	723,326	1,468,168

		30,280,614
Household Products - 0.41%
Colgate-Palmolive Company	64,484	4,936,250
Hypermarcas SA (I)	26,800	424,055

		5,360,305
Tobacco - 0.54%
Philip Morris International, Inc.	124,350	7,074,272

		63,064,192
Energy - 8.96%
Energy Equipment & Services - 0.59%
Cameron International Corp. (I)	34,200	1,645,362
Ensco International PLC, ADR	50,490	2,393,226
Noble Corp.	106,850	3,624,352

		7,662,940
Oil, Gas & Consumable Fuels - 8.37%
Anadarko Petroleum Corp.	223,069	14,312,107
BG Group PLC	305,434	5,528,980

22

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cameco Corp. (Toronto Stock Exchange)	157,680	$5,719,054
Chevron Corp.	64,700	5,238,759
Cobalt International Energy, Inc. (I)	149,220	1,695,139
ConocoPhillips	49,900	3,002,483
CONSOL Energy, Inc.	232,116	9,739,587
Denbury Resources, Inc. (I)	32,900	598,122
EOG Resources, Inc.	21,300	1,894,635
Exxon Mobil Corp.	186,672	12,984,904
Gazprom OAO, SADR	118,054	2,604,271
Inpex Corp.	156	802,539
Karoon Gas Australia, Ltd. (I)	542,537	3,822,376
Massey Energy Company	81,140	3,984,785
Occidental Petroleum Corp.	61,681	5,438,414
OGX Petroleo e Gas Participacoes SA (I)	101,700	1,180,351
Overseas Shipholding Group, Inc. (L)	75,945	2,655,797
Paladin Resources, Ltd. (I)(L)	845,800	3,964,522
Peabody Energy Corp.	67,000	3,940,270
Pioneer Natural Resources Company	14,800	1,185,628
Southwestern Energy Company (I)	101,850	3,686,970
Suncor Energy, Inc.	52,300	1,757,803
Ultra Petroleum Corp. (I)	158,506	7,448,197
Uranium One, Inc.	201,370	994,541
Venoco, Inc. (I)(L)	164,710	2,867,601
Whiting Petroleum Corp. (I)	15,500	1,705,775

		108,753,610

		116,416,550
Financials - 12.79%
Capital Markets - 3.76%
Ameriprise Financial, Inc.	103,250	5,352,480
BlackRock, Inc.	75,440	12,296,720
Credit Suisse Group AG, SADR (L)	52,900	1,958,887
Invesco, Ltd.	538,250	11,701,555
TD Ameritrade Holding Corp.	195,070	3,265,472
The Goldman Sachs Group, Inc.	20,850	3,255,519
UBS AG (I)(L)	549,610	8,282,623
UBS AG (Swiss Exchange) (I)	188,400	2,818,487

		48,931,743
Commercial Banks - 3.51%
Banco Bradesco SA, ADR	51,100	1,025,066
Barclays PLC	502,666	2,019,847
Kasikornbank PCL	325,960	1,298,607
PNC Financial Services Group, Inc.	65,963	3,552,108
Standard Chartered PLC (I)	156,616	4,213,642
U.S. Bancorp	131,900	3,136,582
Wells Fargo & Company	1,115,896	30,363,530

		45,609,382
Consumer Finance - 0.11%
Shriram Transport Finance Company	83,849	1,497,938
Diversified Financial Services - 1.86%
Bank of America Corp.	765,704	8,384,459
BM&F Bovespa SA	80,300	611,172
Great American Group, Inc. (I)	471,600	188,640
JPMorgan Chase & Company	342,546	12,804,369
PHH Corp. (I)(L)	100,210	2,127,458

		24,116,098
Insurance - 2.68%
ACE, Ltd.	176,061	10,303,090
Assured Guaranty, Ltd.	143,000	2,432,430
Brasil Insurance Participacoes e
Administracao SA (I)	1,000	953,575
Genworth Financial, Inc., Class A (I)(L)	115,340	1,344,864

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	191,836	$4,270,269
Marsh & McLennan Companies, Inc.	237,100	5,946,468
MetLife, Inc.	26,600	1,014,790
Principal Financial Group, Inc.	126,050	3,433,602
Unum Group	241,900	5,198,431

		34,897,519
Real Estate Management & Development - 0.25%
BR Malls Participacoes SA	104,960	1,034,541
CB Richard Ellis Group, Inc., Class A (I)	57,100	1,095,749
City Developments, Ltd.	58,000	555,366
Wheelock and Company, Ltd.	153,000	545,120

		3,230,776
Thrifts & Mortgage Finance - 0.62%
MGIC Investment Corp. (I)(L)	257,030	2,189,896
Radian Group, Inc. (L)	670,270	4,752,214
The PMI Group, Inc. (I)(L)	346,740	1,081,829

		8,023,939

		166,307,395
Health Care - 8.44%
Biotechnology - 1.15%
Celgene Corp. (I)	134,300	7,974,734
Gilead Sciences, Inc. (I)(L)	50,300	1,835,950
Momenta Pharmaceuticals, Inc. (I)(L)	137,990	2,104,348
Novavax, Inc. (I)(L)	1,385,070	3,088,706

		15,003,738
Health Care Equipment & Supplies - 1.08%
Covidien PLC	167,299	7,038,269
Medtronic, Inc.	206,763	6,932,763

		13,971,032
Health Care Providers & Services - 1.83%
Aetna, Inc.	172,960	5,123,075
CIGNA Corp.	105,820	3,895,234
UnitedHealth Group, Inc.	404,353	14,766,972

		23,785,281
Health Care Technology - 0.53%
SXC Health Solutions Corp. (I)	177,944	6,824,152
Life Sciences Tools & Services - 0.79%
Pharmaceutical Product Development, Inc.	354,250	8,827,910
Thermo Fisher Scientific, Inc. (I)	29,300	1,490,198

		10,318,108
Pharmaceuticals - 3.06%
Elan Corp. PLC (I)(L)	381,275	1,963,566
Johnson & Johnson	70,203	4,320,995
Merck & Company, Inc.	130,121	4,485,271
Pfizer, Inc.	919,543	14,979,355
Roche Holdings AG	33,529	4,601,680
Salix Pharmaceuticals, Ltd. (I)	32,500	1,451,125
Teva Pharmaceutical Industries, Ltd., SADR	115,310	5,770,112
UCB SA	69,735	2,253,857

		39,825,961

		109,728,272
Industrials - 14.87%
Aerospace & Defense - 3.36%
BE Aerospace, Inc. (I)	162,870	5,781,885
Esterline Technologies Corp. (I)	23,380	1,376,614
General Dynamics Corp.	114,708	7,581,052
Goodrich Corp.	16,890	1,448,655
Honeywell International, Inc.	29,800	1,481,358

23

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	115,406	$7,118,242
Precision Castparts Corp.	21,324	2,944,205
Raytheon Company	24,000	1,110,000
Rolls-Royce Group PLC (I)	153,347	1,453,761
Rolls-Royce Group PLC, C Shares (I)	30,688,960	47,735
Safran SA	123,868	3,878,606
The Boeing Company	71,400	4,553,178
TransDigm Group, Inc. (I)	35,450	2,428,325
Triumph Group, Inc. (L)	29,200	2,456,596

		43,660,212
Air Freight & Logistics - 0.79%
FedEx Corp.	64,400	5,868,128
United Parcel Service, Inc., Class B	61,900	4,341,047

		10,209,175
Airlines - 2.39%
AirAsia BHD (I)	4,329,970	3,616,689
AMR Corp. (I)(L)	223,970	1,917,183
Cathay Pacific Airways, Ltd.	489,500	1,421,652
Cebu Air, Inc. (I)	342,370	976,311
Copa Holdings SA, Class A	40,150	2,239,166
Delta Air Lines, Inc. (I)	486,531	6,655,744
JetBlue Airways Corp. (I)(L)	258,590	1,755,826
Thai Airways International PCL	343,900	625,686
United Continental Holdings, Inc. (I)(L)	242,980	6,725,686
US Airways Group, Inc. (I)(L)	464,740	5,186,498

		31,120,441
Building Products - 0.12%
Assa Abloy AB, Series B	57,199	1,534,599
Commercial Services & Supplies - 1.22%
Corrections Corp. of America (I)	386,290	9,328,904
Sykes Enterprises, Inc. (I)	128,650	2,367,160
The Geo Group, Inc. (I)	69,200	1,667,720
Waste Management, Inc. (L)	72,083	2,468,843

		15,832,627
Construction & Engineering - 0.87%
Aecom Technology Corp. (I)	318,750	8,211,000
Fluor Corp. (L)	28,400	1,642,372
Skanska AB, Series B	82,709	1,469,336

		11,322,708
Electrical Equipment - 0.21%
Schneider Electric SA	19,247	2,699,740
Industrial Conglomerates - 0.83%
3M Company	62,104	5,215,494
General Electric Company	108,200	1,712,806
Tyco International, Ltd.	103,650	3,927,299

		10,855,599
Machinery - 4.12%
AGCO Corp. (I)	31,250	1,410,625
ArvinMeritor, Inc. (I)(L)	673,187	12,016,388
Atlas Copco AB, Series A	41,365	912,746
Chart Industries, Inc. (I)	17,900	566,177
Deere & Company	27,400	2,046,780
Flowserve Corp. (L)	25,200	2,657,592
Illinois Tool Works, Inc.	83,500	3,977,105
Ingersoll-Rand PLC (L)	363,222	14,892,102
Joy Global, Inc.	28,900	2,205,648
Navistar International Corp. (I)	118,880	6,084,278
Pall Corp.	28,700	1,299,249
SKF AB, B Shares	38,053	1,015,739
Terex Corp. (I)	34,710	842,759

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Titan International, Inc. (L)	61,250	$978,775
United Tractors Tbk PT	258,500	657,218
WABCO Holdings, Inc. (I)	41,400	2,057,580

		53,620,761
Road & Rail - 0.38%
Con-way, Inc.	31,800	1,074,840
J.B. Hunt Transport Services, Inc.	105,670	3,856,955

		4,931,795
Trading Companies & Distributors - 0.58%
United Rentals, Inc. (I)(L)	305,050	5,985,081
WESCO International, Inc. (I)(L)	32,200	1,536,584

		7,521,665

		193,309,322
Information Technology - 20.50%
Communications Equipment - 4.68%
Acme Packet, Inc. (I)	90,390	4,427,302
ADTRAN, Inc.	67,750	2,109,735
Aruba Networks, Inc. (I)	80,950	1,716,140
Cisco Systems, Inc. (I)	335,820	6,434,311
F5 Networks, Inc. (I)	23,350	3,079,398
HUGHES Telematics, Inc. (I)(L)	28,605	58,640
JDS Uniphase Corp. (I)	133,950	1,589,987
Polycom, Inc. (I)	309,695	11,460,263
QUALCOMM, Inc.	521,843	24,390,942
Research In Motion, Ltd. (I)	90,450	5,594,333

		60,861,051
Computers & Peripherals - 3.36%
Apple, Inc. (I)	109,672	34,124,443
EMC Corp. (I)	299,330	6,432,602
NetApp, Inc. (I)	15,600	794,508
Quantum Corp. (I)(L)	305,230	1,107,985
SanDisk Corp. (I)	26,700	1,190,820

		43,650,358
Electronic Equipment, Instruments & Components - 0.50%
Jabil Circuit, Inc.	260,980	3,943,408
Sanmina-SCI Corp. (I)	245,500	2,565,475

		6,508,883
Internet Software & Services - 3.14%
Baidu, Inc., SADR (I)	8,000	841,520
Digital River, Inc. (I)(L)	24,730	910,559
E-Access, Ltd. (L)	1,522	872,994
eBay, Inc. (I)	596,330	17,371,093
Google, Inc., Class A (I)	15,830	8,796,889
IAC/InterActiveCorp (I)	53,250	1,499,520
KIT Digital, Inc. (I)(L)	195,100	2,686,527
LogMeIn, Inc. (I)	31,560	1,382,012
Support.com, Inc. (I)	264,090	1,708,662
Teradata Corp. (I)	117,020	4,808,352

		40,878,128
IT Services - 1.30%
Alliance Data Systems Corp. (I)(L)	14,600	920,968
Automatic Data Processing, Inc.	148,421	6,615,124
The Western Union Company	531,199	9,370,350

		16,906,442
Semiconductors & Semiconductor Equipment - 4.40%
Altera Corp.	115,150	4,040,614
Analog Devices, Inc.	172,200	6,123,432
ARM Holdings PLC	280,905	1,742,841
Atmel Corp. (I)	158,780	1,649,724

24

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	200,000	$8,898,000
Cavium Networks, Inc. (I)	86,590	3,186,079
Cree, Inc. (I)(L)	20,340	1,325,761
Intel Corp.	86,400	1,824,768
Lam Research Corp. (I)	28,400	1,287,372
LDK Solar Company, Ltd., ADR (I)(L)	127,710	1,277,100
Maxim Integrated Products, Inc.	128,300	2,982,975
Micron Technology, Inc. (I)(L)	407,240	2,956,562
MIPS Technologies, Inc. (I)(L)	84,570	1,149,306
OmniVision Technologies, Inc. (I)	75,100	2,124,579
ON Semiconductor Corp. (I)	103,270	842,167
Skyworks Solutions, Inc. (I)(L)	356,300	9,067,835
Taiwan Semiconductor Manufacturing
Company, Ltd., SADR (L)	78,490	843,768
Teradyne, Inc. (I)	335,850	3,983,181
Xilinx, Inc.	68,700	1,863,144

		57,169,208
Software - 3.12%
BMC Software, Inc. (I)	25,600	1,136,640
Citrix Systems, Inc. (I)	14,500	963,090
Concur Technologies, Inc. (I)(L)	34,930	1,788,765
Informatica Corp. (I)(L)	58,970	2,434,282
Microsoft Corp.	191,373	4,824,513
Oracle Corp.	306,320	8,282,893
Quest Software, Inc. (I)	53,890	1,363,417
Red Hat, Inc. (I)	93,300	4,058,550
Rovi Corp. (I)(L)	91,390	5,041,986
SuccessFactors, Inc. (I)	45,400	1,369,718
TIBCO Software, Inc. (I)	106,560	2,092,838
TiVo, Inc. (I)(L)	372,750	3,064,005
VMware, Class A (I)(L)	50,720	4,134,694

		40,555,391

		266,529,461
Materials - 9.15%
Chemicals - 4.08%
A. Schulman, Inc.	130	2,633
Agrium, Inc.	23,100	1,853,313
CF Industries Holdings, Inc.	75,110	9,071,035
Georgia Gulf Corp. (I)	43,890	892,284
Huabao International Holdings, Ltd.	920,910	1,457,431
Incitec Pivot, Ltd.	386,758	1,381,919
Linde AG	8,912	1,244,601
Methanex Corp.	74,070	2,170,992
Monsanto Company	109,570	6,565,434
Olin Corp.	60,723	1,109,409
PTT Chemical PCL	180,540	916,735
The Dow Chemical Company	187,119	5,834,370
The Mosaic Company	250,828	16,963,498
The Sherwin-Williams Company	47,877	3,551,037

		53,014,691
Construction Materials - 0.10%
HeidelbergCement AG	24,150	1,313,747
Containers & Packaging - 1.15%
Owens-Illinois, Inc. (I)	410,632	11,037,788
Rexam PLC	829,881	3,889,704

		14,927,492
Metals & Mining - 3.82%
Agnico Eagle Mines, Ltd.	13,500	1,089,585
Allegheny Technologies, Inc. (L)	20,300	1,049,510
Allied Nevada Gold Corp. (I)	70,140	1,875,544
AngloGold Ashanti, Ltd. (L)	90,230	4,225,471

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Barrick Gold Corp.	59,120	$3,053,548
CGA Mining, Ltd. (I)	593,532	1,902,217
Detour Gold Corp. (I)	96,670	2,967,290
Freeport-McMoRan Copper & Gold, Inc.	116,670	11,821,004
Fronteer Gold, Inc. (I)	199,360	1,937,779
IAMGOLD Corp.	50,700	830,466
Kumba Iron Ore, Ltd.	11,617	650,370
Mechel, SADR (L)	42,400	995,552
Medusa Mining, Ltd.	327,128	2,037,506
Molycorp, Inc. (I)(L)	27,260	791,085
Perseus Mining, Ltd. (I)	466,349	1,435,951
Rainy River Resources, Ltd. (I)	120,140	1,509,723
Rio Tinto PLC, SADR (L)	32,100	2,058,573
Romarco Minerals, Inc. (I)	712,570	1,818,648
Steel Dynamics, Inc.	108,040	1,722,158
Vallar PLC (I)	112,126	1,696,102
Walter Energy, Inc.	15,800	1,621,712
Xstrata PLC	125,952	2,526,834

		49,616,628

		118,872,558
Telecommunication Services - 0.43%
Diversified Telecommunication Services - 0.31%
AT&T, Inc.	144,200	4,007,318
Wireless Telecommunication Services - 0.12%
American Tower Corp., Class A (I)	31,000	1,567,670

		5,574,988
Utilities - 0.53%
Electric Utilities - 0.21%
PPL Corp.	106,700	2,711,247
Gas Utilities - 0.32%
UGI Corp.	138,650	4,113,746

		6,824,993

TOTAL COMMON STOCKS (Cost $1,155,443,413)		$1,264,730,816

INVESTMENT COMPANIES - 0.68%
Investment Companies - 0.68%
Consumer Staples Select Sector
SPDR Fund (L)	125,600	3,556,992
SPDR S&P Midcap 400 ETF Trust (L)	34,200	5,300,658

		8,857,650

TOTAL INVESTMENT COMPANIES (Cost $7,611,893)		$8,857,650

SHORT-TERM INVESTMENTS - 16.28%
Repurchase Agreement - 2.51%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.250% to
be repurchased at $32,600,226 on
12/01/2010 collateralized by
$30,831,895 Federal Home National
Mortgage Association, 5.500% due
12/01/2038 (valued at
$33,252,000 including interest)	$32,600,000	32,600,000

25

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 13.77%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	$17,886,070	$178,987,694

TOTAL SHORT-TERM INVESTMENTS (Cost $211,620,426)		$211,587,694

Total Investments (Alpha Opportunities Fund)
(Cost $1,374,675,732) - 114.26%		$1,485,176,160
Other assets and liabilities, net - (14.26%)		(185,316,825)

TOTAL NET ASSETS - 100.00%		$1,299,859,335

Alternative Asset Allocation Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 95.63%
Affiliated Investment Companies - 87.46%
Equity (G) - 26.73%
John Hancock Funds II Emerging Markets
Value, Class NAV (DFA)	16,357	$198,255
John Hancock Funds II International Small
Cap, Class NAV (Templeton)	4,078	61,001
John Hancock Funds II International Small
Company, Class NAV (DFA)	7,692	61,001
Natural Resources, Class NAV (Wellington)	4,203	89,686

		409,943
Fixed Income (G) - 60.73%
John Hancock Funds II Floating Rate
Income, Class NAV (WAMCO)	19,996	193,358
John Hancock Funds II Global
Bond, Class NAV (PIMCO)	12,755	162,495
John Hancock Funds II Global Real
Estate, Class NAV (Deutsche)	35,515	259,256
John Hancock Funds II High Income,
Class NAV (John Hancock) (A)(1)	5,382	45,751
John Hancock Funds II High
Yield, Class NAV (WAMCO)	3,393	30,501
John Hancock Funds II U.S. High Yield Bond,
Class NAV (Wells Capital)	3,547	45,229
Real Return Bond, Class NAV (PIMCO)	15,052	194,769

		931,359

		1,341,302
Unaffiliated Investment Companies - 8.17%
Equity - 8.17%
PowerShares DB Commodity Index
Tracking Fund (I)	5,000	125,350

		125,350

TOTAL INVESTMENT COMPANIES (Cost $1,056,881)		$1,466,652

Alternative Asset Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

Short-Term Investments
Short-Term Securities* - 6.52%
Federal Home Loan Bank Discount Notes,
0.070%, 12/1/10	100,000	$100,000

		100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $100,000)		$100,000

Total Investments (Alternative Asset Allocation Fund)
(Cost $1,156,881) - 102.15%		$1,566,652
Other assets and liabilities, net - (2.15%)		(32,927)

TOTAL NET ASSETS - 100.00%		$1,533,725

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.73%
Consumer Discretionary - 24.19%
Auto Components - 0.57%
Johnson Controls, Inc.	338,500	$12,334,939
Automobiles - 0.29%
General Motors Company (I)(L)	182,200	6,231,240
Hotels, Restaurants & Leisure - 7.20%
Carnival Corp.	548,700	22,666,797
Las Vegas Sands Corp. (I)(L)	364,600	18,259,168
Marriott International, Inc., Class A (L)	805,485	31,583,067
McDonald’s Corp.	292,500	22,902,750
Starbucks Corp.	1,171,800	35,857,080
Starwood Hotels & Resorts
Worldwide, Inc. (L)	329,800	18,745,832
Wynn Resorts, Ltd. (L)	64,200	6,490,620

		156,505,314
Household Durables - 0.24%
Stanley Black & Decker, Inc.	88,400	5,262,452
Internet & Catalog Retail - 6.46%
Amazon.com, Inc. (I)	603,011	105,768,129
Liberty Media Corp. - Interactive, Series A (I)	928,600	14,356,156
priceline.com, Inc. (I)	51,500	20,293,575

		140,417,860
Leisure Equipment & Products - 0.23%
Mattel, Inc.	196,300	5,072,392
Media - 3.16%
Discovery Communications, Inc., Series C (I)	525,700	18,667,607
Omnicom Group, Inc.	303,500	13,791,040
The McGraw-Hill Companies, Inc.	200	6,898
The Walt Disney Company	745,100	27,203,601
Time Warner, Inc.	306,933	9,051,454

		68,720,600
Multiline Retail - 0.96%
Dollar Tree, Inc. (I)	45,450	2,497,478
Kohl’s Corp. (I)	307,470	17,347,457
Target Corp.	19,200	1,093,248

		20,938,183
Specialty Retail - 2.51%
Bed Bath & Beyond, Inc. (I)(L)	384,700	16,826,778
CarMax, Inc. (I)(L)	108,700	3,576,230
Lowe’s Companies, Inc.	710,600	16,130,620
O’Reilly Automotive, Inc. (I)(L)	298,700	17,975,766

26

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company	1,900	$117,990

		54,627,384
Textiles, Apparel & Luxury Goods - 2.57%
Coach, Inc. (L)	387,500	21,909,250
NIKE, Inc., Class B	285,900	24,624,567
Polo Ralph Lauren Corp.	86,200	9,416,488

		55,950,305

		526,060,669
Consumer Staples - 1.25%
Beverages - 0.52%
Anheuser-Busch InBev NV	19,200	1,051,645
PepsiCo, Inc.	157,366	10,170,565
The Coca-Cola Company	1,900	120,023

		11,342,233
Food & Staples Retailing - 0.13%
Costco Wholesale Corp.	36,500	2,467,765
Whole Foods Market, Inc. (I)	7,700	363,594

		2,831,359
Food Products - 0.01%
General Mills, Inc.	4,800	169,584
Household Products - 0.59%
The Procter & Gamble Company	209,128	12,771,447

		27,114,623
Energy - 7.63%
Energy Equipment & Services - 5.01%
Cameron International Corp. (I)	375,500	18,065,305
FMC Technologies, Inc. (I)(L)	218,200	18,381,168
Halliburton Company	160,200	6,061,968
McDermott International, Inc. (I)	193,100	3,539,523
National Oilwell Varco, Inc.	32,700	2,004,183
Schlumberger, Ltd.	786,608	60,836,263

		108,888,410
Oil, Gas & Consumable Fuels - 2.62%
Concho Resources, Inc. (I)	57,600	4,766,400
EOG Resources, Inc.	182,500	16,233,375
Exxon Mobil Corp.	9,562	665,133
Occidental Petroleum Corp.	76,700	6,762,639
Peabody Energy Corp.	300,400	17,666,524
Range Resources Corp. (L)	41,500	1,742,585
Suncor Energy, Inc.	230,200	7,737,022
Ultra Petroleum Corp. (I)	30,500	1,433,195

		57,006,873

		165,895,283
Financials - 10.66%
Capital Markets - 5.42%
Ameriprise Financial, Inc.	275,689	14,291,718
Credit Suisse Group AG	48,000	1,774,648
Franklin Resources, Inc.	430,335	49,096,920
Invesco, Ltd.	696,100	15,133,214
Northern Trust Corp.	186,611	9,386,533
State Street Corp.	169,029	7,302,053
TD Ameritrade Holding Corp.	56,900	952,506
The Bank of New York Mellon Corp.	1,939	52,334
The Charles Schwab Corp.	227,114	3,413,523
The Goldman Sachs Group, Inc.	105,524	16,476,517

		117,879,966

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 1.24%
PNC Financial Services Group, Inc.	5,900	$317,715
U.S. Bancorp	572,800	13,621,184
Wells Fargo & Company	482,000	13,115,220

		27,054,119
Consumer Finance - 1.45%
American Express Company	729,948	31,548,353
Diversified Financial Services - 2.30%
CME Group, Inc.	1,900	547,314
IntercontinentalExchange, Inc. (I)	166,750	18,792,725
JPMorgan Chase & Company	660,100	24,674,538
NYSE Euronext	220,039	6,011,465

		50,026,042
Insurance - 0.25%
Prudential Financial, Inc.	105,700	5,356,876

		231,865,356
Health Care - 6.99%
Biotechnology - 1.47%
Amgen, Inc. (I)	7,400	389,906
Celgene Corp. (I)	498,200	29,583,116
Vertex Pharmaceuticals, Inc. (I)(L)	58,800	1,948,044

		31,921,066
Health Care Equipment & Supplies - 0.90%
Edwards Lifesciences Corp. (I)	1,400	92,904
Intuitive Surgical, Inc. (I)(L)	5,850	1,522,697
St. Jude Medical, Inc. (I)	96,364	3,728,323
Stryker Corp. (L)	282,921	14,171,513

		19,515,437
Health Care Providers & Services - 3.25%
Cardinal Health, Inc.	122,900	4,372,782
Express Scripts, Inc. (I)	808,400	42,109,556
McKesson Corp.	372,700	23,815,530
Medco Health Solutions, Inc. (I)	7,700	472,164

		70,770,032
Health Care Technology - 0.13%
Cerner Corp. (I)(L)	32,200	2,829,092
Life Sciences Tools & Services - 0.08%
Life Technologies Corp. (I)	19,200	956,256
Thermo Fisher Scientific, Inc. (I)	15,800	803,588

		1,759,844
Pharmaceuticals - 1.16%
Allergan, Inc.	298,000	19,748,460
Shire PLC, ADR (L)	76,600	5,388,044

		25,136,504

		151,931,975
Industrials - 13.98%
Aerospace & Defense - 2.60%
Honeywell International, Inc.	134,300	6,676,053
Precision Castparts Corp.	228,400	31,535,188
United Technologies Corp.	244,100	18,373,407

		56,584,648
Air Freight & Logistics - 1.93%
Expeditors International of Washington, Inc.	423,200	22,387,280
FedEx Corp.	214,900	19,581,688

		41,968,968
Electrical Equipment - 1.83%
Emerson Electric Company	461,400	25,409,298

27

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc. (L)	215,100	$14,222,412
Roper Industries, Inc.	1,900	137,579

		39,769,289
Industrial Conglomerates - 1.11%
3M Company	287,800	24,169,444
Machinery - 3.72%
Cummins, Inc.	1,900	184,528
Danaher Corp.	1,609,674	69,618,401
Deere & Company	102,700	7,671,690
Eaton Corp.	27,900	2,689,560
Illinois Tool Works, Inc.	13,400	638,242
Joy Global, Inc.	1,900	145,008

		80,947,429
Road & Rail - 1.24%
CSX Corp.	35,700	2,170,917
Union Pacific Corp.	275,100	24,789,261

		26,960,178
Trading Companies & Distributors - 1.55%
Fastenal Company (L)	398,000	21,300,960
WW Grainger, Inc. (L)	98,700	12,330,591

		33,631,551

		304,031,507
Information Technology - 30.06%
Communications Equipment - 3.30%
Juniper Networks, Inc. (I)	960,679	32,682,300
QUALCOMM, Inc.	833,823	38,972,887

		71,655,187
Computers & Peripherals - 8.27%
Apple, Inc. (I)	515,500	160,397,825
EMC Corp. (I)	719,100	15,453,459
Hewlett-Packard Company	200	8,386
NetApp, Inc. (I)	76,800	3,911,424

		179,771,094
Electronic Equipment, Instruments & Components - 0.41%
Corning, Inc.	507,500	8,962,450
Internet Software & Services - 8.87%
Akamai Technologies, Inc. (I)(L)	186,600	9,738,654
Baidu, Inc., SADR (I)(L)	313,100	32,934,989
eBay, Inc. (I)	406,862	11,851,890
Google, Inc., Class A (I)	205,084	113,967,230
Tencent Holdings, Ltd.	1,103,500	24,303,858

		192,796,621
IT Services - 5.08%
Accenture PLC, Class A	380,000	16,461,600
Automatic Data Processing, Inc.	19,767	881,015
Fiserv, Inc. (I)	214,400	11,856,320
International Business Machines Corp.	65,300	9,237,338
MasterCard, Inc., Class A	127,360	30,188,141
The Western Union Company	578,100	10,197,684
Visa, Inc., Class A (L)	428,700	31,659,495

		110,481,593
Semiconductors & Semiconductor Equipment - 3.56%
Altera Corp. (L)	354,900	12,453,441
Broadcom Corp., Class A	624,100	27,766,209
First Solar, Inc. (I)	1,900	233,415
Intel Corp.	200	4,224
Marvell Technology Group, Ltd. (I)	1,013,690	19,554,080

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. (L)	644,575	$17,480,874

		77,492,243
Software - 0.57%
Autodesk, Inc. (I)	134,400	4,742,976
Intuit, Inc. (I)	122,800	5,512,492
Microsoft Corp.	1,966	49,563
Salesforce.com, Inc. (I)	15,500	2,157,910

		12,462,941

		653,622,129
Materials - 3.38%
Chemicals - 2.98%
Air Products & Chemicals, Inc. (L)	82,500	7,113,150
Monsanto Company	19,604	1,174,672
Praxair, Inc.	456,800	42,048,440
The Mosaic Company	209,300	14,154,959
The Sherwin-Williams Company	2,000	148,340

		64,639,561
Metals & Mining - 0.40%
Freeport-McMoRan Copper & Gold, Inc.	86,100	8,723,652

		73,363,213
Telecommunication Services - 1.59%
Wireless Telecommunication Services - 1.59%
American Tower Corp., Class A (I)	685,162	34,648,642

TOTAL COMMON STOCKS (Cost $1,538,028,498)		$2,168,533,397

SHORT-TERM INVESTMENTS - 10.44%
Short-Term Securities* - 0.70%
T. Rowe Price Prime Reserve Investment
Fund, 0.2575% (Y)	$13,387,871	13,387,871
State Street Institutional US Government
Money Market Fund, 0.0936% (Y)	1,835,382	1,835,382

		15,223,253
Securities Lending Collateral - 9.74%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	21,173,322	211,883,547

TOTAL SHORT-TERM INVESTMENTS (Cost $227,088,186)		$227,106,800

Total Investments (Blue Chip Growth Fund)
(Cost $1,765,116,684) - 110.17%		$2,395,640,197
Other assets and liabilities, net - (10.17%)		(221,132,455)

TOTAL NET ASSETS - 100.00%		$2,174,507,742

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.98%
Consumer Discretionary - 23.45%
Hotels, Restaurants & Leisure - 4.31%
Marriott International, Inc., Class A (L)	760,299	$29,811,324
McDonald’s Corp.	251,456	19,689,005
Starbucks Corp.	838,140	25,647,084

		75,147,413
Internet & Catalog Retail - 4.80%
Amazon.com, Inc. (I)	467,650	82,025,810

28

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc. (I)	4,195	$1,653,040

		83,678,850
Media - 2.75%
The Walt Disney Company	1,316,951	48,081,881
Multiline Retail - 2.91%
Dollar General Corp. (I)(L)	689,483	22,642,622
Target Corp.	493,440	28,096,474

		50,739,096
Specialty Retail - 1.93%
Staples, Inc.	402,159	8,851,520
Tiffany & Company (L)	336,021	20,866,904
Urban Outfitters, Inc. (I)	103,734	3,920,108

		33,638,532
Textiles, Apparel & Luxury Goods - 6.75%
Coach, Inc.	505,101	28,558,411
NIKE, Inc., Class B	556,230	47,908,090
Phillips-Van Heusen Corp. (L)	182,327	12,369,064
Polo Ralph Lauren Corp. (L)	264,544	28,898,787

		117,734,352

		409,020,124
Consumer Staples - 7.71%
Beverages - 1.32%
Anheuser-Busch InBev NV, ADR (L)	419,134	23,027,222
Food & Staples Retailing - 2.98%
Costco Wholesale Corp.	378,224	25,571,725
Whole Foods Market, Inc. (I)	558,067	26,351,924

		51,923,649
Food Products - 3.16%
Kraft Foods, Inc., Class A	636,358	19,249,830
Mead Johnson Nutrition Company	281,798	16,786,707
Unilever PLC	658,133	18,182,340
Unilever PLC, SADR (L)	31,867	891,001

		55,109,878
Personal Products - 0.25%
The Estee Lauder Companies, Inc., Class A	58,551	4,386,641

		134,447,390
Energy - 6.36%
Energy Equipment & Services - 3.06%
Schlumberger, Ltd.	689,825	53,351,066
Oil, Gas & Consumable Fuels - 3.30%
Apache Corp.	271,444	29,218,232
Occidental Petroleum Corp.	320,825	28,287,140

		57,505,372

		110,856,438
Financials - 2.67%
Capital Markets - 2.67%
The Charles Schwab Corp.	1,203,730	18,092,062
The Goldman Sachs Group, Inc.	182,694	28,525,841

		46,617,903

		46,617,903
Health Care - 14.02%
Biotechnology - 2.81%
Celgene Corp. (I)	579,979	34,439,153
Vertex Pharmaceuticals, Inc. (I)(L)	440,448	14,592,042

		49,031,195

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 0.58%
Alcon, Inc.	64,421	$10,130,202
Health Care Providers & Services - 3.25%
Express Scripts, Inc. (I)	576,949	30,053,273
Medco Health Solutions, Inc. (I)	433,296	26,569,711

		56,622,984
Life Sciences Tools & Services - 2.56%
Agilent Technologies, Inc. (I)	768,142	26,900,333
Illumina, Inc. (I)(L)	294,625	17,712,855

		44,613,188
Pharmaceuticals - 4.82%
Abbott Laboratories	358,672	16,681,835
Allergan, Inc.	298,919	19,809,362
Shire PLC, ADR (L)	356,118	25,049,340
Teva Pharmaceutical Industries, Ltd., SADR	450,219	22,528,959

		84,069,496

		244,467,065
Industrials - 8.77%
Aerospace & Defense - 4.63%
Precision Castparts Corp.	232,499	32,101,137
The Boeing Company	369,889	23,587,822
United Technologies Corp.	333,863	25,129,868

		80,818,827
Air Freight & Logistics - 1.03%
C.H. Robinson Worldwide, Inc.	117,659	8,672,645
Expeditors International of Washington, Inc.	175,868	9,303,417

		17,976,062
Construction & Engineering - 0.07%
Quanta Services, Inc. (I)(L)	65,036	1,145,284
Machinery - 1.96%
Deere & Company	231,321	17,279,679
Ingersoll-Rand PLC (L)	411,935	16,889,335

		34,169,014
Road & Rail - 1.08%
Union Pacific Corp.	208,755	18,810,913

		152,920,100
Information Technology - 36.04%
Communications Equipment - 4.70%
Cisco Systems, Inc. (I)	898,633	17,217,808
Juniper Networks, Inc. (I)	1,064,443	36,212,351
QUALCOMM, Inc.	610,096	28,515,887

		81,946,046
Computers & Peripherals - 7.74%
Apple, Inc. (I)	268,897	83,667,302
Hewlett-Packard Company	344,475	14,443,837
NetApp, Inc. (I)	725,009	36,924,708

		135,035,847
Internet Software & Services - 5.71%
Baidu, Inc., SADR (I)	260,233	27,373,909
Google, Inc., Class A (I)	86,112	47,853,300
Mail.ru Group, Ltd., GDR (I)(S)	253,672	10,400,552
Tencent Holdings, Ltd.	593,652	13,074,793
Tencent Holdings, Ltd., ADR	41,993	928,465

		99,631,019
IT Services - 7.60%
International Business Machines Corp.	399,272	56,481,017
MasterCard, Inc., Class A	178,890	42,402,297

29

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A (L)	456,405	$33,705,509

		132,588,823
Semiconductors & Semiconductor Equipment - 3.78%
Altera Corp. (L)	554,700	19,464,423
Broadcom Corp., Class A	572,968	25,491,346
Marvell Technology Group, Ltd. (I)	1,080,640	20,845,546

		65,801,315
Software - 6.51%
Oracle Corp.	1,322,335	35,755,938
Red Hat, Inc. (I)	323,276	14,062,506
Salesforce.com, Inc. (I)(L)	248,158	34,548,551
VMware, Class A (I)	357,429	29,137,612

		113,504,607

		628,507,657
Telecommunication Services - 0.96%
Wireless Telecommunication Services - 0.96%
American Tower Corp., Class A (I)	332,656	16,822,414

TOTAL COMMON STOCKS (Cost $1,323,254,936)		$1,743,659,091

SHORT-TERM INVESTMENTS - 8.85%
Short-Term Securities* - 0.50%
State Street Institutional Treasury Money
Market Fund, 0.0030% (Y)	8,678,323	8,678,323
Securities Lending Collateral - 8.35%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	14,556,505	145,668,405

TOTAL SHORT-TERM INVESTMENTS (Cost $154,326,997)		$154,346,728

Total Investments (Capital Appreciation Fund)
(Cost $1,477,581,933) - 108.83%		$1,898,005,819
Other assets and liabilities, net - (8.83%)		(153,982,828)

TOTAL NET ASSETS - 100.00%		$1,744,022,991

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 56.70%
U.S. Treasury Bonds - 4.48%
3.875%, 08/15/2040	$1,396,000	$1,336,670
4.250%, 05/15/2039	1,033,000	1,057,211
4.375%, 11/15/2039 to 05/15/2040	4,738,000	4,946,060
4.500%, 02/15/2036	5,106,000	5,500,122
4.625%, 02/15/2040	6,051,000	6,587,082
6.250%, 05/15/2030	850,000	1,140,328
8.750%, 08/15/2020	1,724,000	2,617,787
8.875%, 08/15/2017	3,437,000	4,925,919

		28,111,179
U.S. Treasury Notes - 8.44%
0.500%, 10/15/2013 to 11/15/2013	4,404,000	4,378,106
1.250%, 10/31/2015	1,459,000	1,445,778
1.375%, 11/30/2015	12,628,000	12,572,744
1.875%, 10/31/2017	12,535,000	12,327,395
2.250%, 11/30/2017	3,736,000	3,760,224
2.625%, 08/15/2020 to 11/15/2020 (L)	12,379,000	12,208,496
4.750%, 08/15/2017	3,566,000	4,173,333

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.875%, 08/15/2016	$1,785,000	$2,095,701

		52,961,777
Federal Home Loan Mortgage Corp. - 11.07%
4.500%, TBA	9,900,000	10,278,133
4.500%, 10/01/2030 to 10/01/2040	3,782,651	3,930,826
5.500%, 11/01/2018 to 08/01/2037	27,555,756	29,728,220
5.580%, 10/01/2038 (P)	194,990	207,519
5.675%, 03/01/2036 (P)	22,921	24,341
5.691%, 03/01/2036 (P)	156,912	167,944
5.768%, 07/01/2038 (P)	1,731,327	1,853,061
5.845%, 11/01/2037 (P)	89,541	95,468
5.904%, 03/01/2037 (P)	256,637	273,042
5.913%, 05/01/2037 (P)	3,580,388	3,832,134
5.948%, 01/01/2037 (P)	45,621	48,829
5.977%, 06/01/2038 (P)	937,066	1,002,953
6.000%, 05/01/2020 to 10/01/2037 (P)	12,005,295	13,181,361
6.086%, 04/01/2037 (P)	318,947	341,373
6.114%, 06/01/2037 (P)	111,832	119,695
6.500%, 07/01/2034 to 08/01/2038	3,994,215	4,434,485

		69,519,384
Federal National Mortgage Association - 28.53%
3.000%, TBA	12,000,000	11,911,842
3.500%, TBA	14,000,000	14,246,692
3.500%, 07/01/2025	411,411	423,747
4.000%, TBA	1,800,000	1,834,308
4.500%, TBA	20,600,000	21,393,709
4.500%, 09/01/2030 to 10/01/2040	5,418,276	5,683,477
5.500%, TBA	9,400,000	10,149,242
5.500%, 10/01/2020 to 01/01/2038	25,399,359	27,458,260
5.523%, 02/01/2039 (P)	478,278	505,889
5.676%, 10/01/2037 (P)	176,108	185,851
5.837%, 09/01/2037 (P)	508,250	543,638
5.845%, 02/01/2037 (P)	139,260	149,052
5.878%, 04/01/2037 (P)	162,679	174,118
5.887%, 01/01/2037 (P)	161,397	172,745
5.901%, 10/01/2037 (P)	131,676	140,934
5.915%, 09/01/2037 (P)	163,067	173,655
5.920%, 01/01/2037 (P)	209,611	224,349
5.928%, 07/01/2037 (P)	357,449	382,582
5.935%, 03/01/2037 (P)	224,268	240,037
6.000%, TBA	10,000,000	10,870,029
6.000%, 11/01/2023 to 08/01/2037	57,852,703	63,937,791
6.001%, 07/01/2037 (P)	210,663	225,475
6.017%, 12/01/2036 (P)	101,590	108,733
6.042%, 09/01/2037 (P)	88,609	94,839
6.046%, 10/01/2037 (P)	102,133	108,693
6.052%, 10/01/2037 (P)	154,816	164,219
6.074%, 11/01/2037 (P)	167,406	179,177
6.250%, 05/15/2029	935,000	1,166,609
6.266%, 09/01/2037 (P)	170,807	185,361
6.338%, 10/01/2036 (P)	137,203	146,851
6.500%, 11/01/2037	1,618,798	1,800,462
7.000%, 06/01/2035 to 01/01/2039	1,721,181	1,943,559
7.250%, 05/15/2030	1,564,000	2,177,319

		179,103,244
Government National Mortgage Association - 4.18%
3.000%, TBA	5,001,000	5,108,429
3.000%, 01/20/2041	347,000	357,896
3.500%, 11/20/2040 (P)	1,171,000	1,222,981
4.000%, TBA	18,200,000	18,524,230

30

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.500%, 12/15/2032	$922,853	$1,042,066

		26,255,602

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $354,486,584)		$355,951,186

FOREIGN GOVERNMENT
OBLIGATIONS - 1.90%
Canada - 0.08%
Province of Quebec
3.500%, 07/29/2020	511,000	514,741
Chile - 0.22%
Republic of Chile
3.875%, 08/05/2020	1,345,000	1,365,175
Norway - 0.20%
Kommunalbanken AS
1.750%, 10/05/2015 (S)	1,280,000	1,273,737
Peru - 0.11%
Republic of Peru
5.625%, 11/18/2050	690,000	664,125
Poland - 0.11%
Republic of Poland
3.875%, 07/16/2015	695,000	697,576
Qatar - 0.45%
Government of Qatar
4.000%, 01/20/2015 (S)	2,680,000	2,793,900
Russia - 0.06%
Government of Russia
3.625%, 04/29/2015 (S)	400,000	400,800
South Korea - 0.37%
Export-Import Bank of Korea
5.500%, 10/17/2012	635,000	673,802
Korea Development Bank
3.250%, 03/09/2016	1,406,000	1,379,487
4.375%, 08/10/2015	280,000	290,910

		2,344,199
Sweden - 0.30%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,746,000	1,852,988

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,810,703)		$11,907,241

CORPORATE BONDS - 21.94%
Consumer Discretionary - 0.74%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	785,000	1,063,078
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	1,154,000	1,326,705
DirecTV Holdings LLC
6.000%, 08/15/2040	852,000	843,284
Mattel, Inc.
6.200%, 10/01/2040	535,000	519,386
Time Warner Cable, Inc.
5.875%, 11/15/2040	605,000	598,334
Time Warner, Inc.
6.100%, 07/15/2040	254,000	267,154

		4,617,941

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 1.98%
Altria Group, Inc.
9.700%, 11/10/2018	$829,000	$1,113,509
10.200%, 02/06/2039	560,000	806,744
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	1,540,000	1,651,011
Coca-Cola Company
1.500%, 11/15/2015	1,835,000	1,794,507
Kraft Foods, Inc.
5.375%, 02/10/2020	890,000	989,760
6.500%, 02/09/2040	360,000	412,559
Pepsico, Inc.
3.125%, 11/01/2020	345,000	334,561
4.875%, 11/01/2040	520,000	509,209
The Coca-Cola Company
3.150%, 11/15/2020	1,255,000	1,217,316
Wal-Mart Stores, Inc.
3.250%, 10/25/2020	1,070,000	1,042,237
5.000%, 10/25/2040	725,000	716,093
Woolworths, Ltd.
2.550%, 09/22/2015 (S)	580,000	586,125
4.000%, 09/22/2020 (S)	1,285,000	1,289,082

		12,462,713
Energy - 2.45%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,400,000	1,493,743
6.375%, 09/15/2017	909,000	981,558
El Paso Pipeline Partners Operating
Company LLC
4.100%, 11/15/2015	210,000	210,781
7.500%, 11/15/2040	1,255,000	1,289,329
Energy Transfer Partners LP
9.000%, 04/15/2019	590,000	742,310
Husky Energy, Inc.
5.900%, 06/15/2014	545,000	604,246
7.250%, 12/15/2019	652,000	786,567
Petrobras International Finance Company
6.875%, 01/20/2040	201,000	215,974
Petroleos Mexicanos
5.500%, 01/21/2021	210,000	219,450
Plains All American Pipeline LP
3.950%, 09/15/2015	800,000	836,146
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	710,000	674,053
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	1,811,000	1,823,963
Shell International Finance BV
3.100%, 06/28/2015	1,308,000	1,370,754
TransCanada Pipelines, Ltd.
3.800%, 10/01/2020	700,000	706,271
Transocean, Inc.
4.950%, 11/15/2015	1,860,000	1,938,942
Valero Energy Corp.
9.375%, 03/15/2019	1,160,000	1,465,660

		15,359,747
Financials - 8.30%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,865,000	3,020,899
American Express Credit Corp.
2.750%, 09/15/2015	2,355,000	2,326,950
American International Group, Inc.
6.400%, 12/15/2020	735,000	733,096
Bank of America Corp.
3.700%, 09/01/2015	1,570,000	1,549,356

31

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
5.625%, 07/01/2020	$1,665,000	$1,671,405
6.000%, 09/01/2017	915,000	960,400
7.375%, 05/15/2014	1,090,000	1,217,904
Barclays Bank PLC
5.140%, 10/14/2020	1,202,000	1,103,929
BNP Paribas Home Loan Covered Bonds SA
2.200%, 11/02/2015 (S)	2,025,000	1,997,422
Boston Properties LP
4.125%, 05/15/2021	550,000	532,863
Capital One Bank USA NA
8.800%, 07/15/2019	795,000	988,262
Citigroup Funding, Inc.
1.875%, 10/22/2012	1,735,000	1,777,117
Citigroup, Inc.
4.750%, 05/19/2015	785,000	818,718
5.375%, 08/09/2020	1,225,000	1,251,411
6.375%, 08/12/2014	733,000	811,807
Credit Suisse New York
6.000%, 02/15/2018	945,000	1,030,035
DnB Nor Boligkreditt
2.100%, 10/14/2015 (S)	1,100,000	1,089,416
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)	1,610,000	1,649,392
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	950,000	967,056
HCP, Inc.
6.000%, 01/30/2017	230,000	245,929
6.300%, 09/15/2016	139,000	153,257
6.700%, 01/30/2018	355,000	391,494
Health Care Property, Inc.
5.650%, 12/15/2013	915,000	991,869
HSBC Holdings PLC
6.800%, 06/01/2038	1,080,000	1,147,194
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	1,080,000	1,130,652
JPMorgan Chase & Company
5.500%, 10/15/2040	340,000	338,992
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,285,000	1,443,554
Kilroy Realty LP
5.000%, 11/03/2015	365,000	368,785
6.625%, 06/01/2020	515,000	522,782
Lazard Group LLC
6.850%, 06/15/2017	1,500,000	1,592,502
7.125%, 05/15/2015	1,125,000	1,236,936
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	617,000	608,601
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	1,214,000	1,118,111
Morgan Stanley
3.450%, 11/02/2015	1,210,000	1,185,957
5.950%, 12/28/2017	575,000	606,868
Nordea Bank AB
3.700%, 11/13/2014 (S)	1,670,000	1,750,195
Prudential Financial, Inc.
4.500%, 11/15/2020	350,000	346,465
6.200%, 11/15/2040	845,000	862,412
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)	1,445,000	1,469,230
Reckson Operating Partnership LP
7.750%, 03/15/2020	516,000	558,113
Sinochem Overseas Capital Company, Ltd.
6.300%, 11/12/2040 (S)	210,000	212,391

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Tanger Properties LP
6.125%, 06/01/2020	$480,000	$527,658
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	476,000	486,074
6.000%, 06/15/2020	967,000	1,035,149
6.750%, 10/01/2037	473,000	473,524
US Bank NA
5.920%, 05/25/2012	619,583	646,361
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	520,000	510,297
WEA Finance LLC
7.125%, 04/15/2018 (S)	660,000	771,166
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	786,000	837,204
WEA Finance LLC/WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)	110,000	126,778
7.500%, 06/02/2014 (S)	571,000	659,279
Westpac Banking Corp.
2.250%, 11/19/2012	1,725,000	1,768,092
WR Berkley Corp.
5.375%, 09/15/2020	470,000	469,076

		52,090,385
Health Care - 0.92%
Allergan, Inc.
3.375%, 09/15/2020	1,465,000	1,434,412
Amgen, Inc.
3.450%, 10/01/2020	1,590,000	1,562,563
Becton Dickinson and Company
3.250%, 11/12/2020	570,000	555,305
CareFusion Corp.
4.125%, 08/01/2012	670,000	700,157
Coventry Health Care, Inc.
5.950%, 03/15/2017	880,000	889,554
Life Technologies Corp.
4.400%, 03/01/2015	591,000	623,962

		5,765,953
Industrials - 1.00%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	1,193,000	1,250,501
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	2,140,000	2,287,957
Northrop Grumman Corp.
3.500%, 03/15/2021	930,000	895,876
5.050%, 11/15/2040	385,000	371,730
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	880,000	893,200
Raytheon Company
3.125%, 10/15/2020	600,000	572,273

		6,271,537
Information Technology - 0.77%
Adobe Systems, Inc.
4.750%, 02/01/2020	770,000	819,975
Arrow Electronics, Inc.
3.375%, 11/01/2015	370,000	364,474
5.125%, 03/01/2021	550,000	539,504
Hewlett-Packard Company
2.125%, 09/13/2015	1,870,000	1,874,630
3.750%, 12/01/2020	935,000	934,950
Oracle Corp.
5.375%, 07/15/2040 (S)	281,000	290,103

		4,823,636

32

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 1.01%
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)	$1,310,000	$1,273,978
The Dow Chemical Company
4.250%, 11/15/2020	620,000	603,773
4.850%, 08/15/2012	1,170,000	1,240,167
5.900%, 02/15/2015	630,000	706,318
8.550%, 05/15/2019	1,134,000	1,430,111
Vale Overseas, Ltd.
4.625%, 09/15/2020	675,000	679,449
6.875%, 11/10/2039	380,000	421,330

		6,355,126
Telecommunication Services - 2.60%
America Movil SAB de CV
5.000%, 10/16/2019	1,153,000	1,224,169
American Tower Corp.
5.050%, 09/01/2020	367,000	377,493
British Telecommunications PLC
9.875%, 12/15/2030	370,000	492,276
Cisco Systems, Inc.
4.450%, 01/15/2020	290,000	313,217
5.500%, 01/15/2040	331,000	348,356
Frontier Communications Corp.
8.125%, 10/01/2018	185,000	203,500
8.250%, 04/15/2017	660,000	726,000
8.500%, 04/15/2020	360,000	396,000
Harris Corp.
6.150%, 12/15/2040	245,000	243,662
NBC Universal, Inc.
2.875%, 04/01/2016 (S)	1,107,000	1,101,603
4.375%, 04/01/2021 (S)	923,000	924,859
5.950%, 04/01/2041 (S)	573,000	583,503
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	600,000	575,593
Qwest Corp.
7.500%, 10/01/2014	895,000	1,013,588
Rogers Communications, Inc.
5.500%, 03/15/2014	210,000	233,479
6.375%, 03/01/2014	1,355,000	1,539,088
Telefonica Emisiones SAU
5.134%, 04/27/2020	153,000	154,973
5.984%, 06/20/2011	820,000	842,651
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	585,000	572,818
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	1,250,000	1,240,625
Thomson Reuters Corp.
5.950%, 07/15/2013	555,000	623,529
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,635,000	1,824,359
8.500%, 11/15/2018	585,000	790,807

		16,346,148
Utilities - 2.17%
CMS Energy Corp.
5.050%, 02/15/2018	1,350,000	1,361,574
Dominion Resources, Inc.
8.875%, 01/15/2019	1,915,000	2,547,048
DPL, Inc.
6.875%, 09/01/2011	1,110,000	1,158,556
Duke Energy Corp.
6.300%, 02/01/2014	980,000	1,109,527
Exelon Generation Company LLC
4.000%, 10/01/2020	755,000	736,373
5.750%, 10/01/2041	335,000	324,453

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	$585,000	$619,937
6.800%, 08/15/2039	345,000	343,916
Korea Hydro & Nuclear Power Company, Ltd.
3.125%, 09/16/2015 (S)	815,000	803,521
Midamerican Energy Holdings Company
6.500%, 09/15/2037	520,000	602,572
Nevada Power Company
8.250%, 06/01/2011	2,045,000	2,119,278
Pacific Gas & Electric Company
5.400%, 01/15/2040	660,000	670,287
PacifiCorp
6.250%, 10/15/2037	545,000	629,566
Progress Energy, Inc.
6.850%, 04/15/2012	570,000	614,237

		13,640,845

TOTAL CORPORATE BONDS (Cost $135,092,369)		$137,734,031

MUNICIPAL BONDS - 0.73%
California - 0.42%
Los Angeles Community College District
6.750%, 08/01/2049	710,000	743,661
Los Angeles Department of Water & Power
6.574%, 07/01/2045	790,000	782,250
State of California
7.600%, 11/01/2040	915,000	944,710
7.625%, 03/01/2040	175,000	181,155

		2,651,776
Nevada - 0.12%
County of Clark
6.820%, 07/01/2045	735,000	774,528
New Jersey - 0.06%
New Jersey Transportation Trust
Fund Authority
5.754%, 12/15/2028	415,000	405,613
Texas - 0.13%
North Texas Tollway Authority
6.718%, 01/01/2049	795,000	788,433

TOTAL MUNICIPAL BONDS (Cost $4,622,934)		$4,620,350

CAPITAL PREFERRED SECURITIES - 0.17%
Financials - 0.17%
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	1,085,000	1,081,676

TOTAL CAPITAL PREFERRED SECURITIES (Cost $947,693) $		1,081,676

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.65%
Commercial & Residential - 11.57%
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.774%, 10/13/2026 (P)	501,633	513,256
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	264,000	270,726
Series 2005-4, Class A5A,
4.933%, 07/10/2045	1,861,000	1,963,211
Series 2005-5, Class A4,
5.115%, 10/10/2045 (P)	419,000	457,064
Series 2002-2, Class B,
5.271%, 07/11/2043	229,000	238,404

33

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial Mortgage,
Inc. (continued)
Series 2005-6, Class A4,
5.369%, 09/10/2047 (P)	$411,000	$449,955
Series 2006-5, Class A4,
5.414%, 09/10/2047	2,051,000	2,160,658
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	149,072
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	208,000	207,385
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	71,704	72,642
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	246,000	256,048
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	381,002	391,229
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	911,000	973,713
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041 (P)	316,000	344,199
Series 2007-PW6, Class A1,
5.593%, 06/11/2040	235,391	239,893
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4
6.975%, 01/17/2032 (P)	1,083,000	1,175,183
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A1,
3.156%, 07/10/2046 (S)	743,000	755,131
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	961,000	957,862
Series 2004-LB2A, Class A4,
4.715%, 03/10/2039	441,000	463,539
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	854,000	942,780
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	2,341	2,345
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	472,000	495,916
Series 2005-C1, Class A3,
4.813%, 02/15/2038	101,889	104,909
Series 2005-C2, Class A4,
4.832%, 04/15/2037	713,000	741,531
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	739,000	769,864
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	597,000	625,219
Credit Suisse Mortgage Capital Certificates,
Series 2007-C2, Class A2
5.448%, 01/15/2049 (P)	506,000	517,163
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	2,160,792	2,273,012
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	536,000	534,508
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	188,000	195,122

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1,
5.560%, 06/10/2038	$105,017	$105,234
Series 2002-1A, Class A3,
6.269%, 12/10/2035	245,057	255,814
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	409,000	439,905
Series 2003-C2, Class A2,
5.659%, 05/10/2040 (P)	303,000	327,992
Series 2003-C2, Class D,
5.675%, 05/10/2040 (P)	233,000	236,001
Series 2003-C2, Class B,
5.675%, 05/10/2040 (P)	590,000	624,716
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	130,913
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class B,
4.229%, 07/05/2035	432,000	448,105
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,634,000	1,731,808
GS Mortgage Securities Corp. II
Series 2004-C1, Class A2,
4.319%, 10/10/2028	35,989	35,973
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	303,000	323,816
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,582,087	1,652,490
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	1,218,447	1,265,593
Series 2003-C1, Class A1,
4.275%, 01/12/2037	367,397	377,468
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	168,033	173,509
Series 2003-CB7, Class A4,
4.879%, 01/12/2038 (P)	606,000	644,676
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	223,000	239,219
Series 2008-C2, Class A1,
5.017%, 02/12/2051	1,461	1,461
Series 2004-CB9, Class A2,
5.108%, 06/12/2041 (P)	380,311	384,425
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	344,000	360,373
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	149,000	156,872
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	177,094
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	351,000	366,006
Series 2005-LDP5, Class A4,
5.363%, 12/15/2044 (P)	350,000	382,464
Series 2004-C2, Class A3,
5.403%, 05/15/2041 (P)	622,000	668,305
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	2,201,000	2,327,035
Series 2006 CB14, Class A2,
5.437%, 12/12/2044	687,847	691,151
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	733,000	780,458
Series 2004-CB9, Class A4,
5.538%, 06/12/2041 (P)	1,458,000	1,561,062

34

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	$342,000	$366,144
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	1,877,000	2,075,177
Series 2007-LD11, Class ASB,
6.001%, 06/15/2049 (P)	591,000	628,905
Series 2007-LD12, Class A3,
6.187%, 02/15/2051 (P)	927,000	974,201
Series 2002-CIB4, Class C,
6.450%, 05/12/2034 (P)	448,000	465,072
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	304,529
JPMorgan Commercial Mortgage Finance
Corp., Series 2000-C10, Class C
7.903%, 08/15/2032 (P)	176,234	176,149
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A3,
6.131%, 07/15/2044 (P)	300,000	318,485
Series 2007-C3, Class A4,
6.141%, 07/15/2044 (P)	906,000	961,598
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A4,
4.563%, 09/15/2026	184,538	187,850
Series 2004-C1, Class A4,
4.568%, 01/15/2031	316,000	331,436
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	241,494
Series 2005-C1, Class A4,
4.742%, 02/15/2030	326,000	344,707
Series 2002-C4, Class A5,
4.853%, 09/15/2031	3,250,000	3,410,867
Series 2002-C7, Class A4,
4.960%, 12/15/2031	744,000	788,019
Series 2005-C2, Class A4,
4.998%, 04/15/2030	1,032,000	1,057,515
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	983,000	1,058,011
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	161,000	172,831
Series 2002-C2, Class A4,
5.594%, 06/15/2031	842,000	884,090
Series 2007-C6, Class A3,
5.933%, 07/15/2040	1,325,000	1,389,558
Series 2008-C1, Class A2,
6.324%, 04/15/2041 (P)	636,000	695,060
Series 2001-C3, Class A2,
6.365%, 12/15/2028	1,251,413	1,269,923
Series 2001-C2, Class A2,
6.653%, 11/15/2027	806,345	810,736
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,036,000	1,094,745
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	338,000	355,588
Series 2005-CP1, Class A2,
4.960%, 07/12/2038	509,842	517,153
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	1,067,000	1,138,221
Series 2005-CKI1, Class A6,
5.414%, 11/12/2037 (P)	245,000	268,891

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2005-T17, Class A4,
4.520%, 12/13/2041	$57,318	$58,336
Series 2005-IQ9, Class A5,
4.700%, 07/15/2056	668,000	707,028
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	354,000	374,306
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	703,000	726,931
Series 2003-IQ6, Class A4,
4.970%, 12/15/2041	659,000	707,160
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	2,055,000	2,206,986
Series 2003-T11, Class A4,
5.150%, 06/13/2041	540,000	576,644
Series 2004-T15, Class A4,
5.270%, 06/13/2041 (P)	407,000	440,508
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	340,239	349,240
Morgan Stanley Capital IMSC
Series 2006-IQ12, Class ANM,
5.310%, 12/15/2043	856,000	878,595
Series 2007-HQ13, Class A3,
5.569%, 12/15/2044	1,919,000	1,985,428
Series 2007-IQ14, Class AAB,
5.654%, 04/15/2049 (P)	228,000	240,985
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class A2,
4.920%, 03/12/2035	587,000	620,936
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	274,000	282,634
Series 2001, Class A4,
6.390%, 07/15/2033	676,860	688,762
Series 2002-HQ, Class B,
6.640%, 04/15/2034	232,000	244,582
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.363%, 02/25/2047 (P)	55,618	46,042
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.288%, 03/15/2030 (P)	1,035,000	1,146,244
PNC Mortgage Acceptance Corp.,
Series 2001-C1, Class A2
6.360%, 03/12/2034	202,535	203,761
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	234,000	238,592
Salomon Brothers Mortgage Securities
VII, Inc.
Series 2001-C2, Class A3,
6.499%, 11/13/2036	744,246	765,087
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	78,297	78,202
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	447,651	453,475
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	197,000	202,953

		72,621,849

35

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 11.08%
Federal Home Loan Mortgage Corp.
Series K008, Class A1,
2.746%, 12/25/2019	$1,482,328	$1,491,653
Series K007, Class A1,
3.342%, 12/25/2019	1,023,278	1,057,758
Series 2727, Class PW,
3.570%, 06/15/2029	34,334	34,847
Series 2003-2676, Class CY,
4.000%, 09/15/2018	282,000	300,845
Series 3704, Class CA,
4.000%, 12/15/2036	18,291,643	19,126,195
Series 3631, Class PA,
4.000%, 02/15/2040	1,690,426	1,759,970
Series K005, Class A2,
4.317%, 11/25/2019	1,687,000	1,780,765
Series 2003-2694, Class QG,
4.500%, 01/15/2029	77,000	79,155
Series 3598, Class MA,
4.500%, 11/15/2038	870,818	907,876
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	703,360
Series 2590, Class BY,
5.000%, 03/15/2018	73,000	80,829
Series 3455, Class A,
5.000%, 06/15/2038	9,185,484	9,646,452
Series 2005-3028, Class PG,
5.500%, 09/15/2035	139,853	153,027
Series 2005-3035, Class PA,
5.500%, 09/15/2035	184,184	203,439
Series 3325, Class JL,
5.500%, 06/15/2037	436,886	468,264
Series 2479, Class PG,
6.000%, 08/15/2032	902,752	991,302
Series 2980, Class QA,
6.000%, 05/15/2035	282,641	310,786
Federal National Mortgage Association
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,238,232	1,279,667
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,147,000	1,188,284
Series 2007-30, Class MA,
4.250%, 02/25/2037	2,877	3,024
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,064,000	1,120,496
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	4,300,000	4,545,286
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	392,999
Series 2002-94, Class HQ,
4.500%, 01/25/2018	287,000	307,944
Series 3652, Class AP,
4.500%, 03/15/2040	3,501,694	3,717,707
Series 2010-54, Class EA,
4.500%, 06/25/2040	2,754,847	2,944,570
Series 2009-78, Class J,
5.000%, 09/25/2019	1,246,169	1,347,713
Series 2004-60, Class PA,
5.500%, 04/25/2034	185,216	199,704
Series 2005-58, Class MA,
5.500%, 07/25/2035	188,268	208,196
Series 2009-71, Class JT,
6.000%, 06/25/2036	604,977	666,822
Series 2007-77, Class MH,
6.000%, 12/25/2036	6,109,448	6,458,486

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2001-81, Class HE,
6.500%, 01/25/2032	$5,187,162	$5,816,074
Government National Mortgage Association,
Series 2006-37, Class JG
5.000%, 07/20/2036	254,000	276,195

		69,569,690

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $140,747,099)		$142,191,539

ASSET BACKED SECURITIES - 8.93%
Ally Auto Receivables Trust,
Series 2010-4, Class A4
1.350%, 12/15/2015	1,383,000	1,365,074
Avis Budget Rental Car Funding AESOP LLC,
Series 2010-5A, Class A
3.150%, 03/20/2017 (S)	1,771,000	1,768,875
BA Credit Card Trust,
Series 2008-A7, Class A7
0.953%, 12/15/2014 (P)	1,209,000	1,217,618
Bank of America Credit Card Trust,
Series 2006-A12, Class A12
0.273%, 03/15/2014 (P)	518,000	517,155
Capital One Multi-Asset Execution Trust
Series 2006-A4, Class A4,
0.293%, 12/16/2013 (P)	2,178,000	2,177,237
Series 2006-A5, Class A5,
0.313%, 01/15/2016 (P)	677,000	670,095
Series 2006-A12, Class A,
0.313%, 07/15/2016 (P)	692,000	682,831
Series 2005-A10, Class A,
0.333%, 09/15/2015 (P)	2,111,000	2,093,544
Series 2004-A8, Class A8,
0.383%, 08/15/2014 (P)	2,067,000	2,062,415
Series 2007-A8, Class A8,
0.592%, 10/15/2015 (P)	1,350,000	1,344,315
Series 2009-A2, Class A2,
3.200%, 04/15/2014	2,419,000	2,450,544
Chase Issuance Trust
Series 2009-A2, Class A2,
1.803%, 04/15/2014 (P)	1,557,000	1,584,448
Series 2009-A3, Class A3,
2.400%, 06/17/2013	389,000	392,641
Citibank Credit Card Issuance Trust,
Series 2009-A2, Class A2
1.803%, 05/15/2014 (P)	1,310,000	1,334,825
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.293%, 12/25/2036 (P)	66,151	63,508
Discover Card Master Trust
Series 2006-2, Class A2,
0.283%, 01/16/2014 (P)	770,000	768,917
Series 2009-A2, Class A,
1.553%, 02/17/2015 (P)	2,897,000	2,942,015
Series 2008-A3, Class A3,
5.100%, 10/15/2013	533,000	541,892
Ford Credit Auto Owner Trust,
Series 2009-C, Class A3
2.720%, 11/15/2013	1,010,368	1,024,095
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A2
0.620%, 02/21/2012	762,679	762,962

36

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
MBNA Credit Card Master Note Trust
Series 2006-A5,
0.313%, 10/15/2015 (P)	$2,294,000	$2,277,609
Series 2001-A2, Class A2,
0.503%, 12/16/2013 (P)	2,003,000	2,003,587
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.293%, 01/25/2037 (P)	27,846	27,029
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.303%, 12/25/2036 (P)	22,926	22,330
Nelnet Student Loan Trust,
Series 2008-3, Class A4
1.938%, 11/25/2024 (P)	2,921,000	3,013,257
SLC Student Loan Trust,
Series 2008-1, Class A4A
1.892%, 12/15/2032 (P)	2,599,000	2,688,225
SLM Student Loan Trust
Series 2007-4, Class A3,
0.348%, 01/25/2022 (P)	1,783,000	1,767,736
Series 2006-3, Class A4,
0.368%, 07/25/2019 (P)	1,383,000	1,372,622
Series 2004-9, Class A5,
0.438%, 01/27/2020 (P)	4,384,000	4,314,137
Series 2004-5, Class A4,
0.438%, 01/25/2021 (P)	2,328,317	2,317,836
Series 2004-7, Class A5,
0.458%, 01/27/2020 (P)	1,268,000	1,258,547
Series 2008-6, Class A2,
0.838%, 10/25/2017 (P)	2,079,000	2,090,320
Series 2008-5, Class A2,
1.388%, 10/25/2016 (P)	3,240,072	3,282,029
Series 2008-4, Class A4,
1.938%, 07/25/2022 (P)	1,100,000	1,145,638
Series 2008-5, Class A4,
1.988%, 07/25/2023 (P)	2,587,000	2,690,312

TOTAL ASSET BACKED SECURITIES (Cost $56,042,240)		$56,036,220

SHORT-TERM INVESTMENTS - 4.85%
Short-Term Securities* - 4.45%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	$27,904,844	27,904,844
Securities Lending Collateral - 0.40%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	453,427	2,536,073

TOTAL SHORT-TERM INVESTMENTS (Cost $30,441,093)		$30,440,917

Total Investments (Core Bond Fund)
(Cost $734,190,715) - 117.87%		$739,963,160
Other assets and liabilities, net - (17.87%)		(112,183,274)

TOTAL NET ASSETS - 100.00%		$627,779,886

TBA SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (5.47)%
4.500%, TBA	$(1,800,000)	(1,857,384)
5.500%, TBA	$(4,000,000)	(4,343,912)
5.500%, TBA	$(7,000,000)	(7,508,060)
6.000%, TBA	$(6,000,000)	(6,527,539)
6.000%, TBA	$(13,000,000)	(14,121,250)

		(34,358,145)

TBA SALE COMMITMENTS OUTSTANDING
(Proceeds $(34,361,000))		$(34,358,145)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.05%
Affiliated Investment Companies - 40.11%
Equity (G) - 27.97%
John Hancock Funds II Index 500, Class NAV
(John Hancock) (A)(2)	662,945	$5,853,803
John Hancock Funds II International Equity
Index, Class NAV (SSgA)	63,493	1,066,049

		6,919,852
Fixed Income (G) - 12.14%
John Hancock Funds II Total Bond
Market, Class NAV (Declaration) (A)	283,841	3,003,039

		3,003,039

		9,922,891
Unaffiliated Investment Companies - 59.94%
Equity - 41.71%
American Funds Capital World Growth and
Income Fund, Class R5	21,569	728,389
American Funds EuroPacific Growth
Fund, Class R5	22,195	873,582
American Funds New Perspective
Fund, Class R5	26,959	730,045
American Funds The Growth Fund of
America, Class R5	69,327	2,002,869
American Funds The Investment Company of
America, Class R5	150,018	3,981,486
American Funds Washington Mutual Investors
Fund, Class R5	77,674	2,004,758

		10,321,129
Fixed Income - 18.23%
American Funds U.S. Government Securities
Fund, Class R5	308,477	4,509,928

		14,831,057

TOTAL INVESTMENT COMPANIES (Cost $22,419,960)		$24,753,948

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $22,419,960) - 100.05%		$24,753,948
Other assets and liabilities, net - (0.05%)		(11,964)

TOTAL NET ASSETS - 100.00%		$24,741,984

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.11%
Affiliated Investment Companies - 40.12%
Equity (G) - 23.94%
John Hancock Funds II Index 500, Class NAV
(John Hancock.) (A)(2)	286,155	$2,526,748
John Hancock Funds II International Equity
Index, Class NAV (SSgA)	40,807	685,142

		3,211,890
Fixed Income (G) - 16.18%
John Hancock Funds II Total Bond
Market, Class NAV (Declaration) (A)	205,258	2,171,627

		2,171,627

		5,383,517

37

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Unaffiliated Investment Companies - 59.99%
Equity - 35.72%
American Funds EuroPacific Growth
Fund, Class R5	26,151	$1,029,317
American Funds The Growth Fund of
America, Class R5	32,724	945,385
American Funds The Investment Company of
America, Class R5	70,669	1,875,552
American Funds Washington Mutual Investors
Fund, Class R5	36,575	944,008

		4,794,262
Fixed Income - 24.27%
American Funds U.S. Government Securities
Fund, Class R5	222,750	3,256,611

		8,050,873

TOTAL INVESTMENT COMPANIES (Cost $12,129,760)		$13,434,390

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $12,129,760) - 100.11%		$13,434,390
Other assets and liabilities, net - (0.11%)		(14,389)

TOTAL NET ASSETS - 100.00%		$13,420,001

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.05%
Affiliated Investment Companies - 40.06%
Equity (G) - 25.73%
John Hancock Funds II Index 500, Class NAV
(John Hancock) (A)(2)	282,099	$2,490,934
John Hancock Funds II International Equity
Index, Class NAV (SSgA)	272,508	4,575,404

		7,066,338
Fixed Income (G) - 14.33%
John Hancock Funds II Total Bond
Market, Class NAV (Declaration) (A)	372,127	3,937,109

		3,937,109

		11,003,447
Unaffiliated Investment Companies - 59.99%
Equity - 38.49%
American Funds Capital World Growth and
Income Fund, Class R5	55,108	1,861,003
American Funds EuroPacific Growth
Fund, Class R5	127,384	5,013,841
American Funds New Perspective
Fund, Class R5	69,500	1,882,064
American Funds The Investment Company of
America, Class R5	68,396	1,815,229

		10,572,137

Core Global Diversification Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 21.50%
American Funds U.S. Government Securities
Fund, Class R5	403,843	$5,904,179

		5,904,179

		16,476,316

TOTAL INVESTMENT COMPANIES (Cost $25,933,718)		$27,479,763

Total Investments (Core Global Diversification Portfolio)
(Cost $25,933,718) - 100.05%		$27,479,763
Other assets and liabilities, net - (0.05%)		(12,500)

TOTAL NET ASSETS - 100.00%		$27,467,263

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 30.67%
Argentina - 2.05%
City of Buenos Aires,
12.500%, 04/06/2015 (S)	$300,000	327,750

		327,750
Bahrain - 1.60%
Kingdom of Bahrain,
5.500%, 03/31/2020 (S)	250,000	256,024

		256,024
Brazil - 2.56%
Federative Republic of Brazil
5.875%, 01/15/2019	250,000	287,500
10.250%, 06/17/2013	100,000	121,250

		408,750
Chile - 0.95%
Republic of Chile,
3.875%, 08/05/2020	150,000	152,250

		152,250
Colombia - 1.90%
Republic of Colombia,
8.250%, 12/22/2014	250,000	303,125

		303,125
Indonesia - 4.99%
Republic of Indonesia
5.875%, 03/13/2020 (S)	200,000	225,000
6.625%, 02/17/2037 (S)	250,000	277,500
7.250%, 04/20/2015 (S)	250,000	294,375

		796,875
Mexico - 2.03%
Government of Mexico,
5.125%, 01/15/2020	300,000	324,000

		324,000
Panama - 1.83%
Republic of Panama,
7.250%, 03/15/2015	250,000	292,500

		292,500

38

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Peru - 1.91%
Republic of Peru,
7.125%, 03/30/2019		$250,000	$305,000

			305,000
Philippines - 3.45%
Republic of Philippines
4.950%, 01/15/2021	PHP	13,000,000	312,486
6.500%, 01/20/2020		$200,000	238,250

			550,736
South Africa - 1.78%
Republic of South Africa,
6.500%, 06/02/2014		250,000	285,000

			285,000
Turkey - 3.62%
Republic of Turkey
9.500%, 01/15/2014		250,000	302,188
11.500%, 01/23/2012		250,000	276,563

			578,751
Uruguay - 2.00%
Republic of Uruguay,
8.000%, 11/18/2022		250,000	320,000

			320,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,635,174)			$4,900,761

CORPORATE BONDS - 65.11%
Argentina - 3.30%
Arcor
7.250%, 11/09/2017 (S)		150,000	156,504
Pan American Energy LLC
7.875%, 05/07/2021 (S)		350,000	371,000

			527,504
Bermuda - 0.66%
Digicel, Ltd.
8.250%, 09/01/2017 (S)		100,000	105,000

			105,000
Brazil - 4.79%
BFF International, Ltd.
7.250%, 01/28/2020 (S)		250,000	265,000
Cosan SA Industria e Comercio
8.250%, (Q)(S)		250,000	250,625
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		250,000	250,000

			765,625
Canada - 1.33%
Bombardier, Inc.
7.750%, 03/15/2020 (S)		100,000	107,500
Garda World Security Corp.
9.750%, 03/15/2017 (S)		100,000	105,250

			212,750
Cayman Islands - 21.42%
AES Andres Dominicana/Itabo Dominicana
9.500%, 11/12/2020 (S)		150,000	153,000
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)		150,000	156,000
7.250%, 06/05/2018 (S)		250,000	267,500

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
Continental Trustees Cayman, Ltd.
(7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)	$150,000	$158,438
Cosan Finance, Ltd.
7.000%, 02/01/2017 (S)	250,000	267,500
CSN Islands XII Corp.
7.000%, (Q)(S)	100,000	97,620
Gol Finance
7.500%, 04/03/2017	250,000	257,500
Odebrecht Finance, Ltd.
7.500%, (Q)(S)	250,000	250,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)	300,000	316,498
PHBS, Ltd.
6.625%, (Q)	150,000	146,462
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)	250,000	264,375
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)	300,000	318,750
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)	250,000	246,250
TAM Capital 2, Inc.
9.500%, 01/29/2020 (S)	250,000	272,500
Vale Overseas, Ltd.
4.625%, 09/15/2020	250,000	251,648

		3,424,041
Chile - 0.94%
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021 (S)	150,000	150,227

		150,227
France - 1.28%
Rhodia SA
6.875%, 09/15/2020 (S)	200,000	204,000

		204,000
Luxembourg - 1.64%
Mobile Telesystems Finance SA
8.000%, 01/28/2012 (S)	250,000	262,500

		262,500
Mexico - 5.79%
Desarrolladora Homex SAB de CV
9.500%, 12/11/2019 (S)	250,000	285,000
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)	250,000	271,250
Grupo Papelero Scribe SA
8.875%, 04/07/2020 (S)	100,000	97,000
Petroleos Mexicanos
6.000%, 03/05/2020	250,000	272,500

		925,750
Netherlands - 3.66%
Indosat Palapa Company BV
7.375%, 07/29/2020 (S)	150,000	163,875
Listrindo Capital BV
9.250%, 01/29/2015 (S)	250,000	275,588
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	150,000	144,750

		584,213

39

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Peru - 2.30%
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		$350,000	$367,500

			367,500
Russia - 1.58%
BOM Capital PLC
6.699%, 03/11/2015 (S)		250,000	253,125

			253,125
Singapore - 4.31%
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		250,000	263,750
Bumi Capital Pte, Ltd.
12.000%, 11/10/2016 (S)		250,000	270,000
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		150,000	155,250

			689,000
United Arab Emirates - 0.59%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		100,000	93,500

			93,500
United States - 10.89%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		150,000	149,250
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	250,000	146,900
BioScrip, Inc.
10.250%, 10/01/2015		$100,000	102,375
Equinix, Inc.
8.125%, 03/01/2018		100,000	104,750
Interactive Data Corp.
10.250%, 08/01/2018 (S)		150,000	162,000
Lear Corp.
8.125%, 03/15/2020		100,000	109,000
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020 (S)		150,000	159,000
NewPage Corp.
11.375%, 12/31/2014		200,000	181,000
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018 (S)		150,000	157,500
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		150,000	153,000
Regal Entertainment Group
9.125%, 08/15/2018		100,000	105,500
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)		100,000	101,750
TreeHouse Foods, Inc.
7.750%, 03/01/2018		100,000	108,500

			1,740,525
Virgin Islands - 0.63%
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		100,000	100,620

			100,620

TOTAL CORPORATE BONDS (Cost $9,981,191)			$10,405,880

PREFERRED SECURITIES - 0.49%
United States - 0.49%
Apache Corp., Series D 6.000%		455	27,596

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
United States (continued)
General Motors Company,
Series B 4.750%	$1,000	$50,700

		78,296

TOTAL PREFERRED SECURITIES (Cost $72,750)		$78,296

SHORT-TERM INVESTMENTS - 1.25%
Short-Term Securities* - 1.25%
Federal Home Loan Bank Discount Notes,
0.070%, 12//01/2010	$200,000	200,000

		200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)		$200,000

Total Investments (Emerging Markets Debt Fund)
(Cost $14,889,115) - 97.52%		$15,584,937
Other assets and liabilities, net - 2.48%		397,121

TOTAL NET ASSETS - 100.00%		$15,982,058

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.00%
Bermuda - 0.07%
Central European Media
Enterprises, Ltd. (I)(L)	76,522	$1,416,715
Brazil - 11.20%
Banco ABC Brasil SA	101,700	966,820
Banco Alfa de Investimento SA	10,300	43,913
Banco do Brasil SA	126,094	2,419,510
Banco Santander Brasil SA, ADR	2,050,973	26,765,198
Bematech SA	83,600	438,820
BM&F Bovespa SA	4,607,100	35,065,120
BR Malls Participacoes SA	719,400	7,090,785
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	1,152,700	665,562
Braskem SA (L)	50,629	1,087,005
BRF - Brasil Foods SA (L)	923,550	14,074,902
Brookfield Incorporacoes SA	338,300	1,606,067
Camargo Correa Desenvolvimento
Imobiliario SA	122,200	525,975
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR (L)	66,560	2,800,179
Cia Providencia Industria e Comercio SA	39,900	165,222
Cosan SA Industria e Comercio	312,500	4,784,279
CR2 Empreendimentos Imobiliarios SA	7,600	25,709
Empresa Brasileira de Aeronautica SA	32,692	236,238
Empresa Brasileira de Aeronautica
SA, ADR (L)	175,929	5,123,052
Even Construtora e Incorporadora SA	223,200	1,166,378
EZ Tec Empreendimentos e Participacoes SA	107,600	816,445
Fertilizantes Heringer SA (I)	61,700	328,904
Fibria Celulose SA, SADR (I)(L)	442,692	6,764,334
Gafisa SA	521,522	3,628,693
Gafisa SA, ADR	28,800	413,568
General Shopping Brasil SA (I)	61,820	459,341
Gerdau SA	234,900	2,039,928
Gerdau SA, SADR (L)	1,192,088	13,852,063
Grendene SA	240,600	1,319,048
Helbor Empreendimentos SA	40,000	474,513
Iguatemi Empresa de Shopping Centers SA	73,200	1,814,417

40

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Industrias Romi SA	138,700	$1,172,956
Inepar SA Industria E Construcoes (I)	12,100	37,685
Inepar SA Industria E Construcoes -
Depositary Receipt (I)	20,178	59,430
Inpar SA (I)	427,300	814,925
JBS SA	1,105,779	4,224,223
JHSF Participacoes SA	335,500	632,022
Kroton Educacional SA (I)	81,713	898,814
Log-in Logistica Intermodal SA (I)	90,600	523,119
Magnesita Refratarios SA (I)	254,200	1,568,550
Marfrig Frigorificos e Comercio de
Alimentos SA	271,265	2,064,626
Metalfrio Solutions SA	16,800	131,688
Minerva SA (I)	94,800	361,596
MPX Energia SA (I)	68,000	1,051,371
Paranapanema SA (I)	361,900	1,008,913
Perdigao SA	18,975	282,201
Petroleo Brasileiro SA	97,783	1,560,901
Petroleo Brasileiro SA, ADR	654,383	21,228,185
Petroleo Brasileiro SA, SADR (L)	805,866	23,595,756
Porto Seguro SA	186,076	2,799,930
Profarma Distribuidora de Produtos
Farmaceuticos SA	28,000	240,873
Rodobens Negocios Imobiliarios SA	59,600	587,101
Rossi Residencial SA	121,400	1,072,676
Santos Brasil Participacoes SA	16,157	224,743
Sao Carlos Empreendimentos e
Participacoes SA	79,700	1,067,718
Sao Martinho SA	113,000	1,555,348
SLC Agricola SA	49,500	541,596
Springs Global Participacoes SA	102,367	282,396
Sul America SA	269,700	3,193,112
Tecnisa SA	41,600	263,245
TPI - Triunfo Participacoes e Investimentos SA	75,690	384,056
TRISUL SA	28,507	127,189
Ultrapar Participacoes SA, ADR (L)	52,194	3,087,797
Usinas Siderurgicas de Minas Gerais SA	386,344	4,898,588

		218,505,317
Chile - 2.23%
Almendral SA	744,630	90,166
Cementos Bio-Bio SA	2,795	8,599
Cia General de Electricidad	397,095	2,583,461
Cintac SA	78,352	59,498
Companhia Sudamericana de Vapores SA (I)	1,670,103	2,056,566
CorpBanca SA, SADR (L)	3,546	314,708
Cristalerias de Chile SA	62,943	826,753
Empresas CMPC SA	229,606	12,251,936
Empresas Copec SA	371,453	7,150,804
Empresas Iansa SA (I)	4,487,121	520,313
Enersis SA, SADR	459,633	10,934,669
GASCO SA	229,623	1,460,916
Grupo Security SA	564,249	264,030
Industrias Forestales SA	150,246	38,544
Inversiones Aguas Metropolitanas SA	878,087	1,369,617
Madeco SA	5,095,600	297,004
Masisa SA (I)	6,326,453	1,025,736
Paz Corp., SA (I)	424,627	392,164
Ripley Corp SA	755,256	1,012,175
Socovesa SA	954,921	689,856
Vina San Pedro Tarapaca SA	16,425,632	148,328

		43,495,843
China - 8.62%
Agile Property Holdings, Ltd.	844,000	1,167,513

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Angang Steel Company, Ltd., Class H (L)	1,852,000	$2,648,511
Anhui Tianda Oil Pipe Company, Ltd.	357,000	153,126
Anton Oilfield Services Group	946,000	92,597
Asia Cement China Holdings Corp.	591,500	262,030
Bank of China, Ltd., Class H	102,135,136	54,336,534
Bank of Communications
Company, Ltd., Class H	1,198,370	1,249,695
Baoye Group Company, Ltd.	508,000	304,210
Beijing Capital International Airport
Company, Ltd., Class H	3,040,000	1,664,214
Beijing Capital Land, Ltd.	1,438,000	517,297
Beijing Jingkelong Company, Ltd.	10,000	12,220
Beijing North Star Company (L)	1,284,000	351,418
Bosideng International Holdings, Ltd.	1,282,000	664,939
BYD Electronic International Company, Ltd.	1,266,500	624,795
Catic Shenzhen Holdings, Ltd. (I)	140,000	68,168
China Aoyuan Property Group, Ltd.	1,555,000	299,442
China BlueChemical, Ltd.	1,596,000	1,268,294
China Citic Bank Corp, Ltd.	6,521,962	4,553,312
China Coal Energy Company, Series H	4,250,000	6,659,880
China Communications
Construction Company, Ltd.	7,337,202	6,321,151
China Communications Services
Corp., Ltd., Class H	2,882,000	1,747,939
China Construction Bank Corp.	282,000	254,320
China Huiyuan Juice Group, Ltd. (L)	685,500	492,182
China Molybdenum Company, Ltd.	1,743,000	1,385,616
China Nickel Resources
Holding Company, Ltd.	886,000	160,290
China Petroleum & Chemical Corp.	1,200,000	1,112,231
China Petroleum & Chemical Corp., ADR (L)	273,576	25,398,796
China Qinfa Group, Ltd. (I)	472,000	290,489
China Railway Construction Corp.	3,045,335	3,616,078
China Rare Earth Holdings, Ltd. (I)(L)	1,272,000	551,439
China Resources Microelectronics Ltd (I)	4,505,000	197,048
China Shanshui Cement Group, Ltd.	378,000	307,601
China Shipping Container Lines
Company, Ltd. (I)	5,404,850	2,148,460
China Shipping Development Company, Ltd.	2,216,000	3,059,523
China Singyes Solar
Technologies Holdings, Ltd.	10,000	6,503
China Unicom, Ltd. (L)	3,078,000	4,133,571
China Zhongwang Holdings, Ltd. (L)	2,709,000	1,474,218
Chongqing Iron & Steel Company, Ltd. (I)	886,000	229,647
Chongqing Machinery &
Electric Company, Ltd.	1,016,000	399,787
Country Garden Holdings Company	6,843,000	2,485,320
DaChan Food Asia, Ltd.	655,000	126,508
Dalian Port PDA Company, Ltd.	1,324,000	581,489
Dongyue Group	822,000	478,925
First Tractor Company	500,000	569,243
Golden Meditech Holdings, Ltd. (I)	1,828,000	361,885
Great Wall Motor Company, Ltd. (L)	632,000	2,305,678
Great Wall Technology Company, Ltd.	652,000	320,090
Greentown China Holdings, Ltd.	1,042,000	1,129,671
Guangshen Railway Company, Ltd.	110,000	44,358
Guangshen Railway Company, Ltd., ADR (L)	43,404	873,288
Guangzhou Automobile Group Company, Ltd.	1,412,857	1,902,061
Guangzhou Pharmaceutical Company, Ltd.	276,000	402,460
Guangzhou R&F Properties
Company, Ltd., Class H	1,390,599	1,837,760
Hainan Meilan International
Airport Company, Ltd.	235,000	286,613
Hidili Industry International Development, Ltd.	1,623,000	1,495,767
Honghua Group, Ltd. (I)	1,396,000	215,974

41

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	$1,087,786
Jingwei Textile Machinery Company, Ltd. (I)	168,000	82,911
Kasen International Holdings, Ltd. (I)	240,000	46,059
KWG Property Holding, Ltd.	2,026,512	1,506,741
Lingbao Gold Company, Ltd.	446,000	382,316
Maanshan Iron & Steel Company, Ltd. (L)	2,990,000	1,562,423
NetDragon Websoft, Inc.	249,500	126,604
Qingling Motors Company, Ltd.	1,170,000	408,516
Qunxing Paper Holdings Company, Ltd. (I)	562,179	257,747
Regent Manner International, Ltd.	242,000	106,763
Scud Group, Ltd.	306,000	34,984
Semiconductor Manufacturing International
Corp., SADR (I)(L)	262,775	945,990
Semiconductor Manufacturing
International Corp. (I)	14,639,000	1,088,669
Shandong Chenming Paper Holdings, Ltd.	509,500	403,847
Shandong Molong Petroleum
Machinery Company, Ltd.	100,400	122,067
Shandong Xinhua
Pharmaceutical Company, Ltd.	182,000	82,322
Shanghai Forte Land Company	1,195,405	362,798
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	1,852,000	464,291
Shanghai Prime Machinery Company, Ltd.	1,124,000	272,166
Shimao Property Holdings, Ltd., GDR	2,682,500	4,040,598
Shui On Land, Ltd. (L)	4,762,004	2,386,098
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	628,000	352,771
SinoCom Software Group, Ltd.	157,000	18,162
Sinotrans Shipping, Ltd.	2,235,500	861,458
Sinotrans, Ltd., Class H	2,507,000	754,024
SPG Land Holdings, Ltd.	395,925	194,277
Sunny Optical Technology
Group Company, Ltd.	421,000	125,551
Tiangong International Company, Ltd.	190,000	91,421
Tianneng Power International, Ltd.	760,000	328,023
Travelsky Technology, Ltd.	994,000	1,050,431
Weiqiao Textile Company	695,500	566,234
Wuyi International
Pharmaceutical Company, Ltd.	525,000	47,330
Xiamen International Port Company, Ltd.	1,446,000	282,471
Xingda International Holdings, Ltd.	1,029,000	1,017,604
Xinjiang Xinxin Mining
Industry Company, Ltd.	1,190,000	777,382
Zhejiang Glass Company, Ltd. (I)	172,000	54,933
Zhong An Real Estate, Ltd. (I)	601,200	146,839

		168,042,781
Czech Republic - 0.26%
Pegas Nonwovens SA	31,374	683,788
Telefonica O2 Czech Republic AS	85,666	1,655,533
Unipetrol AS (I)	278,126	2,820,132

		5,159,453
Hong Kong - 5.15%
AMVIG Holdings, Ltd.	666,000	533,308
Asian Union New Media Group, Ltd. (I)	10,731,250	54,069
Avic International Holding Hk, Ltd. (I)	2,292,000	109,228
Beijing Development Hong Kong, Ltd. (I)	482,000	86,907
Beijing Enterprises Holdings, Ltd.	872,000	5,488,632
Brilliance China Automotive Holdings, Ltd. (I)	2,906,000	2,671,175
Central China Real Estate, Ltd.	658,000	194,557
Centron Telecom International Holdings, Ltd.	455,400	110,572
Chaoda Modern Agriculture Holdings, Ltd.	4,381,312	3,558,068

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Aerospace International
Holdings, Ltd. (L)	3,099,400	$495,051
China Agri-Industries Holdings, Ltd.	1,445,000	1,723,024
China Chengtong Development Group, Ltd. (I)	1,536,000	92,824
China Energine International Holdings, Ltd. (I)	42,000	3,885
China Everbright, Ltd.	1,409,000	3,306,760
China Grand Forestry Resources
Group, Ltd. (I)	10,876,000	378,183
China Haidian Holdings, Ltd.	1,566,000	259,576
China Merchants Holdings
International Company, Ltd.	1,724,294	6,754,286
China Mining Resources Group, Ltd. (I)	6,340,000	163,913
China Pharmaceutical Group, Ltd.	1,286,000	712,028
China Properties Group, Ltd. (I)	947,000	297,276
China Resources Enterprises, Ltd.	780,000	3,271,128
China Resources Land, Ltd.	78,000	139,946
China State Construction
International Holdings, Ltd.	356,000	290,552
China Travel International Investment Hong
Kong, Ltd. (I)	4,790,000	1,077,243
China Unicom Hong Kong, Ltd. (L)	696,062	9,355,073
China Zenith Chemical Group, Ltd. (I)	2,710,000	86,362
Cimc Enric Holdings, Ltd. (I)	2,000	927
Citic Pacific, Ltd.	1,800,923	4,476,944
CITIC Resources Holdings, Ltd. (I)	4,270,000	996,556
Clear Media, Ltd. (I)	54,000	33,383
Coastal Greenland, Ltd. (I)	1,630,000	100,766
Cosco International Holdings, Ltd.	1,105,040	595,780
COSCO Pacific, Ltd.	2,650,000	4,162,158
Coslight Technology International
Group, Ltd. (L)	136,000	76,017
Dynasty Fine Wines Group, Ltd.	242,000	147,439
Embry Holdings, Ltd.	80,000	79,587
Fosun International	2,792,500	2,085,452
Franshion Properties China, Ltd. (L)	5,840,000	1,854,801
FU JI Food & Catering Services
Holdings, Ltd. (I)	410,000	0
Fushan International Energy Group, Ltd.	5,006,000	3,441,815
GCL Poly Energy Holdings, Ltd. (I)	1,276,000	414,649
Global Bio-Chem Technology Group
Company, Ltd. (I)	3,077,200	490,480
Global Sweeteners Holdings, Ltd.	186,000	36,564
Goldbond Group Holdings, Ltd.	100,000	5,593
Goldlion Holdings, Ltd.	232,000	102,368
GZI Transportation, Ltd.	718,106	391,481
Harbin Power Equipment Company, Ltd.	1,056,000	1,584,441
Heng Tai Consumables Group, Ltd. (I)	2,840,000	427,626
HKC Holdings, Ltd. (I)	4,638,423	289,279
Hong Kong Energy Holdings, Ltd. (I)	54,637	4,925
Hopson Development Holdings, Ltd. (I)(L)	1,210,000	1,214,063
Hua Han Bio-Pharmaceutical Holdings Ltd	456,000	189,503
Inspur International, Ltd.	2,660,000	242,463
Ju Teng International Holdings, Ltd.	1,244,000	497,207
Kai Yuan Holdings, Ltd. (I)	8,840,000	296,032
Kingboard Chemical Holdings, Ltd.	965,975	5,001,200
Kingway Brewery Holdings, Ltd. (I)	800,000	191,373
Lai Fung Holdings, Ltd.	3,588,000	131,427
Loudong General Nice Resources
China Holdings, Ltd.	717,000	95,046
MIN XIN Holdings, Ltd.	122,000	60,254
Minmetals Land, Ltd. (I)	1,774,000	364,221
Minmetals Resources, Ltd. (I)(L)	1,240,000	896,211
Nan Hai Corp., Ltd. (I)	26,250,000	202,878
Neo-China Land Group Holdings, Ltd. (I)	341,500	141,372
New World China Land, Ltd.	1,975,000	697,794

42

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Petroasian Energy Holdings, Ltd. (I)	2,204,000	$158,968
Poly Hong Kong Investment, Ltd. (L)	2,155,500	2,003,090
Pou Sheng International Holdings, Ltd. (I)	1,570,000	303,312
Prosperity International Holdings HK, Ltd.	1,860,000	126,508
Qin Jia Yuan Media Services Company, Ltd.	523,176	94,335
REXLot Holdings, Ltd.	8,875,000	980,822
Samson Holding, Ltd.	1,031,000	196,252
Shanghai Industrial Holdings, Ltd.	922,000	3,867,875
Shanghai Zendai Property, Ltd.	4,790,000	184,840
Shenzhen International Holdings, Ltd.	13,565,000	1,080,815
Shenzhen Investment, Ltd.	3,368,000	1,184,323
Shougang Concord Century Holdings, Ltd.	950,000	107,501
Shougang Concord International Enterprises
Company, Ltd. (I)	5,680,000	860,388
Silver Grant International	2,208,000	709,716
Sim Technology Group, Ltd.	850,000	163,568
Sino Union Petroleum & Chemical
International, Ltd. (I)	4,130,000	351,086
Sino-Ocean Land Holdings, Ltd. (L)	5,184,639	3,065,249
Sinofert Holdings, Ltd. (I)	2,892,000	1,596,590
Sinolink Worldwide Holdings, Ltd.	2,698,000	399,605
Sinomedia Holding, Ltd.	391,000	139,506
Sinopec Kantons Holdings, Ltd.	620,000	358,597
Sinotruk Hong Kong, Ltd.	1,031,000	1,088,091
Skyworth Digital Holdings, Ltd.	144,000	75,780
Soho China, Ltd.	3,346,500	2,508,611
Solargiga Energy Holdings, Ltd. (I)	539,000	120,060
SRE Group, Ltd.	3,310,000	328,266
TAK Sing Alliance Holdings, Ltd.	484,000	66,080
TCC International Holdings, Ltd.	1,094,000	425,104
TCL Multimedia Technology Holdings, Ltd.	843,200	336,308
Tian An China Investment, Ltd.	1,004,000	676,910
Tomson Group, Ltd.	663,443	256,333
TPV Technology, Ltd.	834,588	535,771
Truly International Holdings, Ltd.	300,000	397,234
United Energy Group, Ltd. (I)	2,000	314
Wasion Group Holdings, Ltd.	2,000	1,337
Xiwang Sugar Holdings Company, Ltd.	743,020	234,319
Yip’s Chemical Holdings, Ltd.	210,000	236,369
Yorkey Optical International Cayman, Ltd.	44,000	7,464
Yuexiu Property Company, Ltd. (I)	8,013,200	2,068,002

		100,529,000
Hungary - 0.16%
Danubius Hotel and Spa PLC (I)	951	16,566
Egis Gyogyszergyar Nyrt.	12,949	1,133,680
Fotex Holding SE Company, Ltd. (I)	125,334	230,618
OTP Bank Rt. (I)	79,625	1,814,790
Raba Jarmuipari Holding Nyilvanosan
Mukodo Reszvenytarsasag (I)	7,058	26,352

		3,222,006
India - 10.38%
3i Infotech, Ltd.	91,350	109,565
Aban Offshore, Ltd.	21,138	319,780
ABG Shipyard, Ltd.	16,236	140,714
Aditya Birla Nuvo, Ltd.	56,676	931,252
Ador Welding, Ltd.	5,167	21,311
Aftek, Ltd. (I)	28,741	10,645
Alembic, Ltd.	38,000	55,736
Allahabad Bank	273,562	1,421,269
Alok Industries, Ltd.	676,920	408,694
Ambuja Cements, Ltd.	172,046	524,118
Amtek Auto, Ltd.	149,007	413,538
Anant Raj Industries, Ltd.	151,998	366,221

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Andhra Bank	215,172	$734,697
Ansal Properties & Infrastructure, Ltd.	83,467	115,238
Apollo Hospitals Enterprise, Ltd.	44,250	460,090
Apollo Tyres, Ltd.	154,850	222,430
Aptech, Ltd.	18,472	51,429
Arvind, Ltd. (I)	213,458	251,742
Ashapura Minechem, Ltd. (I)	5,400	4,632
Ashok Leyland, Ltd.	1,150,653	1,796,450
Avaya Global Connect, Ltd.	148	742
Bajaj Auto Finance, Ltd.	15,115	228,933
Bajaj Finserv, Ltd.	24,676	258,126
Bajaj Hindusthan, Ltd.	135,981	310,920
Bajaj Holdings and Investment, Ltd.	56,364	1,056,453
Balaji Telefilms, Ltd.	11,528	10,355
Balkrishna Industries, Ltd.	3,316	56,602
Ballarpur Industries, Ltd.	487,134	375,905
Balmer Lawrie & Company, Ltd.	7,980	106,069
Balrampur Chini Mills, Ltd.	348,925	580,775
Bank of Baroda	60,136	1,195,357
Bank of India	202,535	2,062,404
Bank of Maharashtra	218,538	327,609
BASF India, Ltd.	1,501	20,250
BEML, Ltd.	27,755	596,544
Bharati Shipyard, Ltd.	19,195	90,801
Binani Cement, Ltd.	94,095	173,960
Birla Corp., Ltd.	41,760	331,065
Bl Kashyap & Sons, Ltd.	22,776	16,658
Bombay Rayon Fashions, Ltd.	91,929	431,730
Brigade Enterprises, Ltd.	22,407	56,904
Cairn India, Ltd. (I)	638,212	4,401,297
Canara Bank	158,118	2,574,734
Central Bank of India	196,267	800,786
Century Textile & Industries, Ltd.	32,699	312,212
Chambal Fertilizers & Chemicals, Ltd.	224,870	446,819
Cholamandalam DBS Finance, Ltd.	8,951	36,700
City Union Bank, Ltd.	128,137	138,419
Corp Bank	30,114	458,564
Cranes Software International, Ltd. (I)	3,000	376
Dalmia Bharat Sugar & Industries, Ltd.	18,693	15,627
Dalmia Cement Bharat, Ltd.	18,693	71,700
DCM Shriram Consolidated, Ltd.	26,804	27,160
Deepak Fertilizers &
Petrochemicals Corp., Ltd.	55,776	212,014
Development Credit Bank, Ltd. (I)	184,559	238,186
Dishman Pharmaceuticals & Chemicals, Ltd.	6,120	17,601
DLF, Ltd.	264,611	1,770,166
Dredging Corp. of India, Ltd.	15,333	147,490
Edelweiss Capital, Ltd.	221,050	249,032
Eicher Motors, Ltd.	8,358	215,080
EID Parry India, Ltd.	40,945	431,542
Elder Pharmaceuticals, Ltd.	3,200	27,673
Electrosteel Castings, Ltd.	166,782	144,189
Escorts, Ltd.	108,529	446,305
Essar Shipping Ports & Logistics, Ltd. (I)	178,409	386,928
Essel Propack, Ltd.	89,057	93,281
Eveready Industries India, Ltd.	21,000	25,264
Everest Kanto Cylinder, Ltd.	53,022	113,761
Federal Bank, Ltd.	274,293	2,652,678
Federal-mogul Goetze India, Ltd. (I)	8,130	31,563
Finolex Cables, Ltd.	89,396	104,896
Finolex Industries, Ltd.	73,666	168,632
Firstsource Solutions, Ltd. (I)	198,131	92,159
Future Capital Holdings, Ltd.	3,130	14,221
Future Mall Management, Ltd. (I)	40	0
Gammon India, Ltd.	77,691	286,168

43

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Ganesh Housing Corp. Ltd.	241	$1,051
Gateway Distriparks, Ltd.	70,842	162,210
Geodesic, Ltd.	109,287	266,177
Geojit BNP Paribas Financial Services, Ltd.	135,780	100,703
Gic Housing Finance, Ltd.	25,033	65,270
Gitanjali Gems, Ltd.	50,394	270,342
Graphite India, Ltd.	81,467	166,577
Grasim Industries, Ltd.	70,103	3,621,221
Great Eastern Shipping Company, Ltd.	124,722	1,004,486
Great Offshore, Ltd.	45,068	356,400
Gujarat Alkalies & Chemicals, Ltd.	54,680	151,349
Gujarat Ambuja Exports, Ltd.	15,000	13,033
Gujarat Flourochemicals, Ltd.	32,948	130,183
Gujarat Narmada Valley
Fertilizers Company, Ltd.	70,214	188,931
Gujarat State Fertilisers & Chemicals, Ltd.	41,832	305,540
Gulf Oil Corp, Ltd.	44,106	103,674
HBL Power Systems, Ltd.	104,569	56,547
HCL Infosystems, Ltd.	185,657	374,269
HCL Technologies, Ltd.	14,553	128,472
HEG, Ltd.	17,873	102,815
Heidelbergcement India, Ltd. (I)	87,352	81,557
Hexaware Technologies, Ltd.	163,616	310,218
Hikal, Ltd.	2,160	17,403
Himatsingka Seide, Ltd.	4,000	4,863
Hindalco Industries, Ltd.	1,937,113	8,724,066
Hinduja TMT, Ltd.	5,652	47,415
Hotel Leela Venture, Ltd.	161,732	153,215
Housing Development &
Infrastructure, Ltd. (I)	335,502	1,381,722
Hsil, Ltd.	27,538	78,127
ICICI Bank, Ltd.	10,162	253,786
ICICI Bank, Ltd., SADR (L)	736,341	36,846,504
ICSA India, Ltd.	42,707	122,227
Idea Cellular, Ltd. (I)	861,563	1,356,594
IFCI, Ltd.	799,536	1,063,395
India Cements, Ltd.	437,401	1,007,719
India Glycols, Ltd.	14,305	46,797
India Infoline, Ltd.	254,359	460,888
Indiabulls Financial Services, Ltd.	341,835	1,291,578
Indiabulls Real Estate, Ltd. (I)	474,148	1,591,873
Indian Bank	92,080	571,377
Indian Hotels Company, Ltd.	502,469	995,846
Indian Overseas Bank	261,467	832,995
Indo Rama Synthetics (india) (I)	20,354	27,859
Industrial Development Bank of India, Ltd.	391,102	1,396,136
Infomedia 18, Ltd. (I)	19,250	9,527
Infotech Enterprises, Ltd.	17,414	57,900
Infrastructure Development
Finance Company, Ltd.	66,379	270,584
ING Vysya Bank, Ltd.	77,939	693,283
Ingersoll-Rand India, Ltd.	9,856	98,827
Ismt, Ltd.	29,915	39,587
Ispat Industries, Ltd. (I)	585,760	229,101
IVRCL Assets & Holdings, Ltd. (I)	19,557	32,697
IVRCL Infrastructures & Projects, Ltd.	344,812	899,806
Jammu & Kashmir Bank, Ltd.	31,259	576,059
JB Chemicals & Pharmaceuticals, Ltd.	21,800	57,729
JBF Industries, Ltd.	49,341	201,019
Jindal Poly Films, Ltd.	15,538	159,516
Jindal Saw, Ltd.	213,210	866,924
Jindal Stainless, Ltd. (I)	78,009	182,557
JK Cement, Ltd.	22,552	79,444
JK Lakshmi Cement, Ltd.	70,257	81,371
JK Tyre & Industries, Ltd.	14,533	46,210

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
JM Financial, Ltd.	348,532	$255,437
JSW Steel, Ltd.	146,919	3,576,583
Jubilant Life Sciences, Ltd.	3,234	4,581
Jubilant Organosys, Ltd.	64,699	377,878
Jyoti Structures, Ltd.	51,869	137,757
Kalpataru Power Transmission, Ltd.	22,050	74,030
Karnataka Bank, Ltd.	155,196	557,894
Karur Vysya Bank, Ltd.	35,673	393,527
Kesoram Industries, Ltd.	33,435	181,910
Kirloskar Brothers, Ltd.	4,757	22,091
KSB Pumps, Ltd.	3,942	43,274
KSK Energy Ventures, Ltd. (I)	23,584	71,789
Lakshmi Vilas Bank, Ltd.	49,297	116,711
Madhucon Projects, Ltd.	34,342	93,952
Madras Cements, Ltd. (I)	106,301	242,910
Mahanagar Telephone Nigam, Ltd. (I)	97,727	111,645
Mahanagar Telephone Nigam, Ltd. ADR (I)(L)	81,577	206,390
Maharashtra Seamless, Ltd.	62,316	515,282
Mahindra Lifespace Developers, Ltd.	22,771	199,431
Manaksia, Ltd.	35,648	64,160
Mangalam Cement, Ltd.	14,461	41,615
Mastek, Ltd.	17,963	71,684
McLeod Russel India, Ltd.	21,007	97,938
Mercator Lines, Ltd.	212,137	261,704
Merck, Ltd.	2,868	45,312
Monnet Ispat & Energy, Ltd. (I)	32,137	394,216
Moser Baer India, Ltd.	335,661	396,545
MRF, Ltd.	1,922	330,282
Mukand, Ltd.	28,732	36,179
Nagarjuna Construction Company, Ltd.	246,877	702,019
Nagarjuna Fertilizers & Chemicals, Ltd.	229,114	160,791
Nahar Spinning Mills, Ltd.	6,600	17,351
National Aluminium Company, Ltd.	134,091	1,032,691
National Organic Chemical Industries, Ltd.	80,241	35,228
Nava Bharat Ventures, Ltd.	43,984	311,551
NIIT Technologies, Ltd.	41,366	191,677
NIIT, Ltd.	136,918	163,119
Nirma, Ltd.	55,922	275,625
Noida Toll Bridge Company, Ltd.	193,534	124,261
OCL India, Ltd.	1,500	3,591
Omaxe, Ltd. (I)	105,584	316,469
Orbit Corp., Ltd.	63,959	116,146
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	362,730
Orient Paper & Industries, Ltd.	82,674	98,324
Oriental Bank of Commerce	124,848	1,156,210
Panacea Biotec, Ltd.	26,548	112,972
Parsvnath Developers, Ltd. (I)	129,259	166,186
Patel Engineering Ltd	24,567	179,935
Patni Computer Systems, Ltd.	70,484	713,484
Patni Computer Systems, Ltd., ADR	28,382	585,237
Peninsula Land, Ltd.	89,370	103,852
Phillips Carbon Black, Ltd.	9,196	34,684
Piramal Healthcare, Ltd.	64,660	624,343
Plethico Pharmaceuticals, Ltd.	5,976	50,467
Polaris Software Lab, Ltd.	39,735	129,100
Polyplex Corp., Ltd.	9,022	133,047
Praj Industries, Ltd.	57,344	87,419
Prism Cement, Ltd.	71,827	83,278
Provogue India, Ltd.	90,931	114,335
PSL, Ltd.	15,269	31,357
PTC India, Ltd.	316,575	824,463
Punj Lloyd, Ltd.	224,909	482,463
Punjab National Bank, Ltd. (I)	5,000	142,940
Rain Commodities Ltdrain Commodities Ltd.	22,875	84,038
Rajesh Exports, Ltd.	43,299	116,446

44

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Raymond, Ltd. (I)	43,363	$324,559
REI Agro, Ltd. (I)	164,589	87,205
REI Six Ten Retail, Ltd.	7,790	11,207
Reliance Capital, Ltd.	122,106	1,732,095
Reliance Communications, Ltd.	998,725	2,855,777
Reliance Industries, Ltd.	1,021,769	21,970,180
Reliance Industries, Ltd., GDR	34,905	1,511,387
Reliance Industries, Ltd., GDR (S)	242,076	10,511,261
Reliance Mediaworks, Ltd. (I)	19,015	88,756
Reliance Power, Ltd. (I)	695,041	2,418,799
Resurgere Mines & Minerals India, Ltd. (I)	1,074,180	32,787
Rolta India, Ltd.	153,518	537,429
RPG Itochu Finance, Ltd. (I)	1,085	6,179
Ruchi Soya Industries, Ltd.	69,534	181,750
S Kumars Nationwide, Ltd. (I)	142,150	271,616
SEAMEC, Ltd.	14,000	38,805
Shiv-vani Oil & Gas
Exploration Services, Ltd.	20,192	178,029
Shree Renuka Sugars, Ltd.	616,529	1,152,489
Sicagen India, Ltd. (I)	4,881	2,928
Sical Logistics, Ltd. (I)	4,881	8,659
Sobha Developers, Ltd.	72,439	513,439
Sonata Software, Ltd.	23,000	24,896
South Indian Bank, Ltd.	1,614,410	901,101
SREI Infrastructure Finance, Ltd.	163,456	387,499
SRF, Ltd.	37,385	265,313
State Bank of Bikaner & Jaipurstate Bank Of
Bikaner & Jai	10,929	152,514
State Bank of India	117,740	7,662,058
State Bank of India, GDR	4,501	582,880
Sterling Biotech, Ltd.	96,778	215,746
Sterlite Industries India, Ltd., ADR (L)	528,754	7,492,444
Sundaram Finance, Ltd.	8,650	113,473
Suzlon Energy, Ltd. (I)	534,875	557,336
Syndicate Bank, Ltd.	230,001	691,300
Tamilnadu Newsprint & Papers, Ltd.	39,187	111,858
Tanla Solutions, Ltd.	86,834	38,731
Tata Chemicals, Ltd.	121,519	938,406
Tata Communications, Ltd. (I)	33,200	196,554
Tata Communications, Ltd., ADR (I)(L)	63,885	751,288
Tata Investment Corp., Ltd.	14,265	172,396
Tata Steel, Ltd.	495,543	6,331,845
Tata Tea, Ltd.	607,990	1,497,938
Teledata Marine Solutions Pte, Ltd. (I)	23,607	17,621
Teledata Technology Solutions (I)	23,607	463
Til, Ltd.	781	11,822
Time Technoplast, Ltd.	110,114	152,406
Titagarh Wagons, Ltd.	8,719	96,217
Triveni Engineering & Industries, Ltd.	25,986	60,019
Tube Investments of India, Ltd.	4,049	11,734
UCO Bank	198,438	597,413
Uflex, Ltd.	34,032	173,915
Ultratech Cement, Ltd.	23,329	574,253
Union Bank of India, Ltd.	213,838	1,678,122
Unity Infraprojects, Ltd.	31,689	63,821
Usha Martin, Ltd.	176,167	295,974
UTV Software Communications, Ltd. (I)	20,932	239,422
Vardhman Textiles, Ltd.	8,267	56,566
Varun Shipping Company, Ltd.	62,246	46,455
Videocon Industries, Ltd.	139,150	662,085
Vijaya Bank	167,219	349,520
Vimta Labs, Ltd.	7,251	4,893
Walchandnagar Industrie	28,717	108,945
Wockhardt, Ltd. (I)	1,863	14,946
Zuari Industries, Ltd.	9,847	140,757

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Zylog Systems, Ltd.	9,565	$85,655

		202,370,959
Indonesia - 2.76%
Adhi Karya Tbk PT	312,000	30,693
AKR Corporindo Tbk PT	2,347,500	378,987
Aneka Tambang Tbk PT	6,947,000	1,787,265
Asahimas Flat Glass Tbk PT (I)	54,000	33,772
Astra Graphia Tbk PT	606,500	47,693
Bakrie & Brothers Tbk PT (I)	136,839,261	1,045,222
Bakrie Sumatera Plantations Tbk PT	20,885,000	850,894
Bakrie Telecom Tbk PT (I)	34,369,000	893,881
Bakrieland Development Tbk PT	61,993,000	1,097,740
Bank Bukopin Tbk PT	3,572,000	253,314
Bank Danamon Indonesia Tbk PT	4,370,500	3,148,344
Bank Negara Indonesia Persero Tbk PT	8,059,000	3,612,139
Bank Pan Indonesia Tbk PT (I)	10,388,000	1,182,669
Barito Pacific Tbk PT (I)	3,118,500	405,198
Berlian Laju Tanker Tbk PT (I)	11,916,666	415,513
Bhakti Investama Tbk PT (I)	22,152,800	294,519
Budi Acid Jaya Tbk PT	2,039,000	47,378
Bumi Resources Tbk PT	36,653,430	10,762,318
Central Proteinaprima Tbk PT (I)	30,464,500	178,727
Charoen Pokphand Indonesia Tbk PT	714,584	758,761
Ciputra Development Tbk PT (I)	19,442,500	786,437
Ciputra Surya Tbk PT (I)	1,437,500	100,243
Darma Henwa Tbk PT (I)	20,860,500	166,359
Davomas Abadi Tbk PT (I)	8,435,500	71,913
Elnusa Tbk PT	2,863,500	98,140
Energi Mega Persada Tbk PT (I)	40,739,638	554,580
Gajah Tunggal Tbk PT	2,601,000	662,659
Global Mediacom Tbk PT	15,311,000	814,352
Gozco Plantations Tbk PT	4,676,000	201,921
Gudang Garam Tbk PT	952,743	4,295,107
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	6,340,000	1,264,158
Indika Energy Tbk PT	1,908,000	824,025
Indofood Sukses Makmur Tbk PT	6,924,000	3,505,770
International Nickel Indonesia Tbk PT	5,169,000	2,554,616
Intiland Development Tbk PT (I)	1,670,000	78,570
Japfa Comfeed Indonesia Tbk PT	492,500	185,481
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	212,442
Lippo Karawaci Tbk PT	20,596,500	1,550,635
Matahari Putra Prima Tbk PT	3,592,500	572,613
Medco Energi Internasional Tbk PT	4,015,500	1,487,289
Media Nusantara Citra Tbk PT	996,500	71,693
Mitra Adiperkasa Tbk PT	1,203,500	295,332
Mitra International Resources Tbk PT (I)	5,235,500	133,154
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	106,513
Panin Financial Tbk PT (I)	30,756,000	636,504
Panin Insurance Tbk PT (I)	1,443,000	81,443
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,000,000	1,254,711
Polychem Indonesia Tbk PT (I)	1,930,000	45,958
Ramayana Lestari Sentosa Tbk PT	2,832,500	247,499
Sampoerna Agro PT	1,330,000	434,687
Samudera Indonesia Tbk PT (I)	74,500	34,217
Selamat Sempurna Tbk PT	1,188,000	138,075
Sentul City Tbk PT (I)	14,266,000	165,799
Sorini Agro Asia Corporindo Tbk PT	659,500	215,112
Summarecon Agung Tbk PT	12,822,500	1,643,860
Suryainti Permata Tbk PT (I)	1,802,000	17,753
Timah Tbk PT	238,000	68,989
Trias Sentosa Tbk PT	1,000,000	30,440
Trimegah Securities Tbk PT	1,540,500	20,114
Truba Alam Manunggal Engineering PT (I)	19,436,000	167,778

45

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Tunas Baru Lampung Tbk PT	1,061,500	$48,790
Tunas Ridean Tbk PT	6,050,000	428,270
Wijaya Karya PT	4,669,000	325,149

		53,824,177
Israel - 0.01%
Electra Real Estate, Ltd. (I)	1	5
Mivtach Shamir Holdings, Ltd. (I)	6,548	200,917

		200,922
Luxembourg - 0.00%
Brait SA	21,137	72,510
Malaysia - 3.37%
Adventa BHD	20,500	13,851
Affin Holdings BHD	1,046,800	1,051,767
AirAsia BHD (I)	1,519,200	1,268,940
Al Aqar KPJ	29,082	10,981
Alam Maritim Resources BHD	86,800	28,773
Alliance Financial Group BHD	1,817,500	1,806,701
AMDB BHD (I)	180,000	22,671
AMMB Holdings BHD	3,884,450	7,412,943
Ann Joo Resources BHD	492,100	431,626
APM Automotive Holdings BHD	182,600	297,988
Asas Dunia BHD (I)	94,000	25,110
Asia Pacific Land BHD (I)	282,100	32,367
Bandar Raya Developments BHD	1,190,700	886,610
Berjaya Assets BHD	458,500	109,908
Berjaya Corp. BHD	200,000	24,618
Berjaya Corp. BHD (Kuala Lumpur Exchange)	4,170,900	1,449,199
Berjaya Land BHD	846,900	306,654
Berjaya Media BHD (I)	79,700	13,695
BIMB Holdings BHD	743,200	281,676
Boustead Holdings BHD	818,460	1,376,996
Cahya Mata Sarawak BHD	290,900	245,047
CB Industrial Product Holding BHD	11,700	13,079
Coastal Contracts BHD	18,600	13,531
CSC Steel Holdings BHD	241,400	134,168
Dijaya Corp. BHD	16,900	5,499
DNP Holdings BHD	529,900	304,234
DRB-Hicom BHD	1,777,900	716,994
Eastern & Oriental BHD	1,323,700	483,618
Eastern Pacific Industrial Corp. BHD	155,700	112,599
ECM Libra Financial Group BHD	1,230,619	281,444
Encorp BHD	114,800	32,249
EON Capital BHD (I)	633,500	1,412,024
Esso Malaysia BHD	89,000	77,510
Evergreen Fibreboard BHD	570,300	241,221
General Corp. BHD	242,500	123,260
Globetronics Technology BHD	172,980	61,017
Glomac BHD	154,300	77,994
Goldis BHD (I)	335,625	127,623
Hap Seng Consolidated BHD	524,000	860,317
Hap Seng Plantations Holdings BHD	477,800	473,918
Hong Leong Credit BHD	534,400	1,493,588
Hong Leong Industries BHD	52,000	89,840
Hunza Properties BHD	102,400	54,334
Hwang-DBS Malaysia BHD (I)	69,400	52,304
IGB Corp. BHD	1,989,800	1,275,195
IJM Corp. BHD	2,707,180	4,904,548
IJM Land BHD	437,700	407,933
Insas BHD (I)	478,504	79,758
Integrated Logistics BHD	175,560	55,419
Jaks Resources BHD (I)	413,200	87,975
Jaya Tiasa Holdings BHD	56,700	73,407
Jerneh Asia BHD	51,300	48,533

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
K&N Kenanga Holdings BHD	154,200	$33,956
Karambunai Corp. BHD (I)	1,224,300	69,745
Keck Seng BHD	190,400	355,594
Kian Joo Can Factory BHD	332,000	179,300
Kim Loong Resources BHD	37,800	29,334
Kinsteel BHD	706,200	197,004
KLCC Property Holdings BHD	1,299,200	1,398,673
KNM Group BHD (I)	4,732,100	792,444
KSL Holdings BHD	155,066	75,809
KUB Malaysia BHD	592,900	96,244
Kulim Malaysia BHD	411,200	1,576,734
Kumpulan Hartanah Selangor BHD (I)	410,900	52,288
Kumpulan Perangsang Selangor BHD	164,000	67,779
Landmarks BHD	819,100	317,545
LBS Bina Group BHD (I)	210,000	39,141
Leader Universal Holdings BHD	490,700	128,503
Lion Corp. BHD (I)	812,793	68,025
Lion Diversified Holdings BHD	863,200	130,224
Lion Forest Industries BHD	136,500	86,926
Lion Industries Corp. BHD	1,413,000	802,039
MAA Holdings BHD (I)	139,500	28,097
MBM Resources BHD	54,300	51,257
Mega First Corp. BHD	193,700	110,767
Melewar Industrial Group BHD	62,200	14,870
MISC BHD	326,250	892,283
MK Land Holdings BHD (I)	656,100	70,361
MMC Corp. BHD	1,962,100	1,695,000
MNRB Holdings BHD (I)	18,000	15,782
MTD ACPI Engineering BHD	88,100	14,155
Muhibbah Engineering M BHD	859,000	347,518
Mulpha International BHD (I)	4,066,000	645,370
Naim Holdings BHD	228,400	250,632
NCB Holdings BHD	29,600	33,909
Nylex Malaysia BHD (I)	55,510	12,240
Oriental Holdings BHD	510,720	870,392
OSK Holdings BHD	1,295,625	711,450
OSK Property Holdings BHD	80,236	16,540
OSK Ventures International BHD (I)	157,045	19,393
Panasonic Manufacturing Malaysia BHD	8,100	47,584
Paramount Corp. BHD	24,400	36,910
Pelikan International Corp. BHD	415,200	158,065
Perwaja Holdings BHD (I)	10,600	3,347
PJ Development Holdings BHD	297,900	72,410
PPB Group BHD	1,088,600	6,142,652
Press Metal BHD	83,900	54,975
Protasco BHD	141,500	48,598
Proton Holdings BHD	656,100	1,013,791
QSR Brands BHD	83,100	155,620
Ranhill BHD	561,000	138,174
RCE Capital BHD	327,700	63,038
Resorts World BHD	2,211,300	2,265,775
RHB Capital BHD	929,300	2,328,553
Scomi Group BHD (I)	2,062,900	234,241
Selangor Dredging BHD	328,000	78,763
Selangor Properties BHD	18,300	19,576
Shangri-La Hotels BHD	24,100	21,456
Shell Refining Company Federation of
Malaya BHD	150,600	502,006
SHL Consolidated BHD	185,100	70,877
Sino Hua-An International BHD (I)	429,900	46,117
Sunrise BHD	495,650	422,262
Sunway City BHD	519,300	762,535
Sunway Holdings, Inc. BHD	370,700	266,465
Suria Capital Holdings BHD	286,100	157,327
TA Ann Holdings BHD	295,320	442,104

46

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
TA Enterprise BHD	2,443,400	$551,196
TA Global BHD	1,466,040	190,989
Talam Corp. BHD (I)	1,080,000	32,300
Tanjung Offshore BHD (I)	157,900	68,925
TDM BHD	208,800	162,691
Tebrau Teguh BHD (I)	548,034	121,499
TH Plantations BHD (I)	2,500	1,239
Time.com BHD (I)	2,678,500	531,938
Titan Chemicals Corp. BHD	1,472,700	1,083,423
Tradewinds Corp. BHD (I)	660,000	174,401
Tradewinds Malaysia BHD	123,900	170,852
Unico-Desa Plantations BHD	149,600	51,778
Unisem M BHD	894,920	521,630
United Malacca BHD	145,050	323,761
VS Industry BHD	166,897	94,759
Wah Seong Corp. BHD	213,200	135,729
WTK Holdings BHD	477,500	174,296
YNH Property BHD	967,196	525,092
YTL Cement BHD	53,800	81,558
YTL Corp. BHD	585,900	1,520,592
Zelan BHD (I)	600,800	95,180

		65,737,626
Mexico - 5.70%
Alfa SAB de CV	856,200	7,873,103
Alsea SAB de CV	483,850	460,422
Axtel SAB de CV (I)	1,028,937	619,777
Bolsa Mexicana de Valores SAB de CV	731,140	1,529,687
Carso Infraestructura y Construccion SAB
de CV (I)	1,270,680	752,159
Cemex SAB de CV, SADR (I)(L)	2,348,027	21,226,164
Coca-Cola Femsa SAB de CV, SADR (L)	40,521	3,281,391
Coca-Cola Femsa SAB de CV, Series L	73,868	599,074
Consorcio ARA SAB de CV	2,181,685	1,345,586
Controladora Comercial Mexicana SAB
De CV (I)	546,510	596,217
Corp GEO SAB de CV (I)	842,752	2,707,580
Desarrolladora Homex SAB de CV (I)	235,000	1,312,552
Desarrolladora Homex SAB de
CV, ADR (I)(L)	21,844	735,051
Dine SAB DE CV (I)	103,700	41,532
Embotelladoras Arca SAB de CV	1,329,781	5,698,529
Empresas ICA SAB de CV (I)	25,600	67,032
Empresas ICA SAB de CV, ADR (I)(L)	372,278	3,886,582
Fomento Economico Mexicano SAB de CV	150,217	8,494,771
GMD Resorts SAB de CV (I)	69,300	20,705
Gruma SAB de CV, Class B (I)	445,464	825,667
Gruma SAB de CV, SADR (I)(L)	14,776	108,308
Grupo Aeroportuario del Centro Norte SAB
de CV	334,400	629,453
Grupo Aeroportuario del Centro Norte SAB de
CV, ADR (L)	14,736	223,398
Grupo Aeroportuario del Pacifico SAB
de CV (L)	137,142	5,230,596
Grupo Aeroportuario del Sureste SAB de
CV, ADR	60,450	3,125,870
Grupo Aeroportuario del Sureste SAB de
CV, Class B	27,200	140,526
Grupo Carso SAB de CV	1,648,645	10,037,527
Grupo Cementos de Chihuahua SAB de CV (I)	57,000	205,455
Grupo Famsa SAB de CV (I)	543,338	857,364
Grupo Financiero Banorte SAB de CV	2,771,970	12,018,642
Grupo Financiero Inbursa SA	40,100	174,122
Grupo Gigante SAB de CV	168,900	290,869
Grupo Industrial Maseca SAB de CV	2,600	2,687

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Industrial Saltillo SAB de CV (I)	100,600	$109,186
Grupo Kuo SAB de CV (I)	164,700	237,462
Grupo Mexicano de Desarrollo SAB de CV (I)	69,300	62,669
Grupo Simec SAB de CV (I)	429,400	1,042,158
Industrias CH SAB de CV (I)	496,760	1,777,426
Maxcom Telecomunicaciones SAB de CV (I)	105,143	59,795
Organizacion Soriana SAB de CV	2,969,559	9,302,692
Qualitas Compania de Seguros SA de CV	364,900	325,895
Sare Holding SAB de CV, Class B (I)	595,900	178,992
Urbi Desarrollos Urbanos SAB de CV (I)	1,258,000	2,882,885

		111,097,558
Philippines - 0.55%
China Banking Corp.	19,518	190,685
Empire East Land Holdings, Inc. (I)	5,890,000	69,423
Filinvest Development Corp.	404,000	40,846
Filinvest Land, Inc.	29,242,750	877,265
First Philippine Holdings Corp.	546,800	749,497
Lopez Holdings Corp. (I)	4,119,000	420,270
Megaworld Corp.	23,809,000	1,297,853
Metropolitan Bank & Trust Company	1,138,330	1,794,765
Pepsi-cola Products Philippines, Inc.	850,000	51,027
Philippine National Bank (I)	740,400	1,015,470
Rizal Commercial Banking Corp.	553,700	339,666
Robinsons Land Corp.	3,450,500	1,255,868
Security Bank Corp.	197,018	416,391
Union Bank of Philippines	416,700	545,948
Universal Robina Corp.	1,120,400	934,196
Vista Land & Lifescapes, Inc.	9,526,000	643,415

		10,642,585
Poland - 1.42%
Agora SA	92,656	805,846
Amica SA (I)	4,543	62,567
Asseco Poland SA (I)	8,955	142,230
Asseco Poland SA PDA	138,355	2,197,459
ATM SA (I)	1,309	4,341
Bank BPH SA (I)	23,715	512,342
Bank Handlowy w Warszawie SA	33,968	977,903
Bank Millennium SA (I)	1,003,735	1,610,911
Bioton SA (I)	6,393,772	351,482
Bomi SA (I)	24,339	57,091
Ciech SA (I)	42,888	286,861
Comarch SA (I)	2,909	76,935
Dom Maklerski IDM SA (I)	260,081	252,639
Echo Investment SA (I)	671,909	1,038,266
Emperia Holding SA	4,908	152,005
Fabryki Mebli Forte SA	23,417	88,702
Firma Oponiarska Debica SA	7,943	171,145
Gant Development SA (I)	19,462	105,159
Grupa Kety SA	23,810	905,893
Grupa Lotos SA (I)	146,180	1,468,829
Impexmetal SA (I)	130,278	187,075
Kopex SA (I)	75,475	406,982
Kredyt Bank SA (I)	62,243	311,124
LC Corp. SA (I)	425,367	207,227
MCI Management SA (I)	26,839	69,221
Mostostal-Export SA (I)	22,387	10,443
Netia SA (I)	406,393	720,548
Orbis SA (I)	61,821	768,566
Pekaes SA (I)	6,381	17,662
Pfleiderer Grajewo SA (I)	6,153	17,974
Pol-Aqua SA (I)	4,966	28,515
Polimex-Mostostal SA	352,396	446,073
Polnord SA	21,527	243,039

47

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Polska Grupa Farmaceutyczna SA (I)	8,974	$154,543
Polski Koncern Naftowy Orlen SA (I)	766,761	10,687,994
Sygnity SA (I)	28,494	136,925
Synthos SA (I)	1,964,944	1,806,358
Zaklady Azotowe Pulawy SA	5,593	131,503
Zaklady Azotowe w Tarnowie-
Moscicach SA (I)	3,000	22,444

		27,642,822
Russia - 5.18%
Gazprom OAO, SADR	2,211,837	48,793,124
Gazprom OAO, SADR (London Exchange)	1,621,321	36,022,264
Lukoil OAO	288,612	15,948,513
Surgutneftegaz, SADR	28,932	269,028

		101,032,929
South Africa - 9.06%
ABSA Group, Ltd.	729,733	13,269,985
Adcorp Holdings, Ltd.	68,677	299,566
Aeci, Ltd.	182,131	2,042,219
Afgri, Ltd.	715,681	726,344
African Bank Investments, Ltd.	837,075	4,150,870
Allied Electronics Corp., Ltd.	105,838	414,766
Argent Industrial, Ltd. (I)	106,615	135,135
Aveng, Ltd.	917,216	5,279,922
Avusa, Ltd.	60,886	188,823
Barloworld, Ltd.	569,847	4,823,139
Basil Read Holdings, Ltd.	143,726	239,155
Bell Equipment, Ltd. (I)	83,308	115,250
Blue Label Telecoms, Ltd.	146,160	140,340
Business Connexion Group, Ltd.	70,323	65,846
Cadiz Holdings, Ltd.	77,052	36,422
Caxton & CTP Publishers & Printers, Ltd.	251,225	532,401
Ceramic Industries, Ltd.	1,781	31,369
Cipla Medpro South Africa, Ltd. (I)	706,891	687,665
DataTec, Ltd.	437,500	2,031,296
Distribution And Warehousing
Network, Ltd. (I)	10,512	11,445
Drdgold, Ltd.	240,273	116,836
Eqstra Holdings, Ltd. (I)	235,373	205,856
Esorfranki, Ltd.	180,540	51,714
Freeworld Coatings, Ltd.	139,531	186,621
Gijima Group Ltdgijima Group Ltd.	297,567	29,791
Gold Fields, Ltd. (L)	1,963,130	32,764,640
Gold Reef Resorts, Ltd.	77,615	200,752
Grindrod, Ltd.	868,572	2,205,676
Group Five, Ltd.	108,037	550,447
Harmony Gold Mining Company, Ltd. (L)	1,063,831	12,053,205
Health PLS (I)	218,165	435,569
Hulamin, Ltd. (I)	204,554	255,782
Iliad Africa, Ltd.	288,559	325,372
Imperial Holdings, Ltd.	219,928	3,801,446
Investec, Ltd.	564,838	4,463,708
JD Group, Ltd.	394,007	3,027,847
Kap International Holdings, Ltd.	90,584	33,033
Keaton Energy Holdings, Ltd. (I)	23,640	14,061
Lewis Group, Ltd.	188,504	2,038,248
Liberty Holdings, Ltd.	149,169	1,473,528
Merafe Resources, Ltd.	3,566,741	753,891
Metair Investments, Ltd.	156,711	276,354
Metorex, Ltd. (I)	1,921,998	1,207,682
Metropolitan Holdings, Ltd.	1,462,236	3,356,273
Mittal Steel South Africa, Ltd.	369,653	3,915,059
Mondi, Ltd.	362,318	2,628,051
Mustek, Ltd.	29,272	15,685

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Mvelaphanda Group, Ltd. (I)	885,245	$349,304
Mvelaserve, Ltd. (I)	221,612	388,999
Nampak, Ltd.	494,663	1,539,815
Nedbank Group, Ltd.	379,144	6,659,964
Northam Platinum, Ltd.	209,147	1,313,704
Nu-World Holdings, Ltd.	9,429	38,269
Omnia Holdings, Ltd. (I)	111,528	1,054,762
Peregrine Holdings, Ltd.	219,538	347,916
Petmin, Ltd.	143,217	60,655
Pioneer Foods, Ltd.	22,647	153,333
PSG Group, Ltd.	176,627	896,662
Raubex Group, Ltd.	235,869	765,303
Sanlam, Ltd.	4,992,506	18,292,847
Sappi, Ltd. (I)	189,700	925,358
Sappi, Ltd., SADR (I)(L)	441,134	2,249,783
Sentula Mining, Ltd. (I)	435,696	156,658
Simmer and Jack Mines, Ltd. (I)	1,838,116	243,755
Standard Bank Group, Ltd.	1,110,468	15,967,625
Stefanutti Stocks Holdings, Ltd.	11,401	19,136
Steinhoff International Holdings, Ltd. (I)	2,689,529	8,166,263
Super Group, Ltd. (I)	5,272,789	528,065
Telkom SA, Ltd.	705,421	3,489,799
Tiger Wheels, Ltd. (I)	14,267	0
Trans Hex Group, Ltd. (I)	25,075	8,198
Trencor, Ltd.	225,876	1,117,217
Value Group, Ltd.	267,946	141,801
Zeder Investments, Ltd.	406,472	138,294

		176,622,570
South Korea - 12.82%
Aekyung Petrochemical Company, Ltd.	4,720	137,748
Artone Paper Manufacturing Company, Ltd. (I)	3,004	9,483
Asia Cement Company, Ltd.	4,430	167,812
Asia Paper Manufacturing Company, Ltd.	2,000	18,285
Asiana Airlines, Inc. (I)	14,070	113,881
BNG Steel Company, Ltd. (I)	10,210	92,575
Boryung Pharmaceutical Company, Ltd.	5,076	101,273
Busan Bank	248,170	2,927,162
Byucksan Engineering & Construction
Company, Ltd. (I)	6,140	8,543
Charm Engineering Company, Ltd. (I)	19,130	47,487
Chin Hung International, Inc. (I)	156,375	59,901
Chokwang Leather Company, Ltd.	2,300	24,398
Chong Kun Dang Pharm Corp.	16,740	297,899
Choongwae Pharma Corp.	9,279	121,936
Chosun Refractories Company, Ltd.	1,160	64,452
CJ Corp.	24,828	1,694,175
Crown Confectionery Company, Ltd.	442	53,374
D.I Corp (I)	8,700	14,783
Dae Chang Industrial Company, Ltd.	70,350	99,255
Dae Dong Industrial Company, Ltd.	19,990	82,178
Dae Han Flour Mills Company, Ltd.	1,742	222,209
Dae Won Kang Up Company, Ltd.	53,489	193,781
Dae-il Corp.	20,210	108,187
Daeduck Electronics Company, Ltd.	58,880	411,254
Daeduck GDS Company, Ltd.	25,900	199,249
Daegu Bank	209,680	2,610,230
Daehan Steel Company, Ltd.	16,200	119,191
Daehan Synthetic Fiber Company, Ltd.	415	33,801
Daekyo Company, Ltd.	62,070	335,128
Daelim Industrial Company, Ltd.	47,959	4,481,073
Daesang Corp. (I)	33,120	225,366
Daesang Holdings Company, Ltd.	20,610	56,689
Daesung Group Holdings Company, Ltd.	1,019	80,209
Daesung Holdings Company, Ltd.	13,756	97,862

48

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daesung Industrial Company, Ltd. (I)	1,393	$57,604
Daewoo Engineering &
Construction Company, Ltd.	198,010	1,986,926
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	75,405	1,926,014
Daewoong Company, Ltd.	620	9,533
Daishin Securities Company, Ltd.	67,580	858,035
Daiyang Metal Company, Ltd. (I)	6,490	4,924
Daou Technology, Inc.	48,110	338,468
DCM Corp.	1,930	18,387
Digital Power Communications Company, Ltd.	14,000	20,095
Dong Ah Tire & Rubber Company, Ltd.	13,420	103,248
Dong Wha Pharmaceutical Company, Ltd.	31,730	131,009
Dong-Il Corp.	1,829	92,833
Dongbang Transport Logistics Company, Ltd.	5,650	9,576
Dongbu Corp.	16,730	110,503
Dongbu HiTek Company, Ltd. (I)	41,060	391,955
Dongbu Securities Company, Ltd.	32,619	200,921
Dongbu Steel Company, Ltd.	34,373	288,612
Dongil Industries Company, Ltd.	2,192	159,403
Dongil Paper Manufacturing Company, Ltd.	13,000	14,166
Dongil Rubber Belt Company, Ltd.	20,700	113,364
Dongkuk Steel Mill Company, Ltd.	63,480	1,557,569
Dongwon F&B Company, Ltd.	2,185	91,972
Dongwon Industries Company, Ltd.	99	10,626
Dongyang Engineering & Construction Corp.	1,469	14,064
Doosan Industrial Development Company, Ltd.	44,670	231,270
Eagon Industries Company, Ltd. (I)	480	2,988
Eugene Investment & Securities
Company, Ltd. (I)	761,320	490,139
F&F Company, Ltd.	5,100	23,534
Fursys, Inc.	2,240	62,592
Gaon Cable Company, Ltd.	2,448	51,697
Global & Yuasa Battery Company, Ltd.	9,130	251,099
Golden Bridge Investment &
Securities Company, Ltd.	31,480	58,653
GS Engineering & Construction Corp.	27,346	2,354,376
GS Holdings Corp.	118,506	6,409,338
Gwangju Shinsegae Company, Ltd.	981	153,849
Hae In Corp.	1,846	11,011
Halla Engineering & Construction Corp.	17,931	269,271
Han Kuk Carbon Company, Ltd.	25,580	121,850
Hana Financial Group, Inc.	377,800	12,363,963
Handok Pharmaceuticals Company, Ltd.	1,000	12,661
Handsome Company, Ltd.	23,138	334,773
Hanil Cement Manufacturing Company, Ltd.	8,549	456,650
Hanil Construction Company, Ltd. (I)	1,470	2,397
Hanjin Heavy Industries &
Construction Company, Ltd.	55,916	1,757,226
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	20,410	261,778
Hanjin Shipping Company, Ltd. (I)	21,932	696,643
Hanjin Transportation Company, Ltd.	12,470	354,376
Hankook Cosmetices
Manufacturing Company, Ltd.	1,386	8,240
Hankook Cosmetics Company, Ltd. (I)	4,914	13,139
Hankuk Glass Industries, Inc.	1,820	46,939
Hankuk Paper Manufacturing Company, Ltd.	3,690	85,192
Hanmi Pharm Company, Ltd.	2,120	65,935
Hanshin Construction Company, Ltd.	3,010	24,699
Hansol CSN Company, Ltd.	48,270	91,137
Hansol Homedeco Company, Ltd. (I)	45,930	53,201
Hansol Paper Company, Inc.	60,240	534,304
Hanwha Chemical Corp.	115,780	3,164,027
Hanwha Securities Company, Ltd.	83,461	562,271

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanwha Timeworld Company, Ltd.	3,640	$58,075
Hanyang Securities Company, Ltd.	12,220	96,845
Heung-A Shipping Company, Ltd.	51,105	51,252
Hite Holdings Company, Ltd.	10,200	175,231
HMC Investment Securities Company, Ltd. (I)	23,560	367,697
HS R&A Company, Ltd.	5,430	118,280
Husteel Company, Ltd.	5,310	81,203
Hwacheon Machine Tool Company, Ltd.	730	24,446
HwaSung Industrial Company, Ltd. (I)	3,530	12,868
Hyosung Corp.	22,896	2,101,556
Hyundai Cement Company, Ltd.	2,370	15,825
Hyundai Development Company	97,077	2,829,645
Hyundai DSF Company, Ltd.	10,060	88,811
Hyundai Elevator Company, Ltd.	3,641	269,579
Hyundai H & S Company, Ltd.	9,480	95,539
Hyundai Hysco Company, Ltd.	41,680	830,527
Hyundai Mipo Dockyard Company, Ltd.	14,146	2,118,453
Hyundai Motor Company, Ltd.	143,884	21,339,390
Hyundai Pharmaceutical Industrial
Company, Ltd. (I)	9,400	13,244
Hyundai Securities Company, Ltd.	197,577	2,122,903
Hyundai Steel Company	48,430	4,585,365
Il Dong Pharmaceutical Company, Ltd.	4,520	151,467
Iljin Electric Company, Ltd.	22,280	207,554
Iljin Holdings Company, Ltd.	23,248	78,326
Ilshin Spinning Company, Ltd.	1,294	107,517
Ilsung Pharmaceutical Company, Ltd.	1,470	99,464
Industrial Bank of Korea	303,400	4,230,911
Inzi Controls Company, Ltd.	6,490	31,279
IS Dongseo Company, Ltd.	13,000	170,720
ISU Chemical Company, Ltd.	10,720	198,418
Isupetasys Company, Ltd.	42,230	120,779
Jahwa Electronics Company, Ltd.	13,850	70,298
Jeil Mutual Savings Bank (I)	1,850	7,812
Jeil Pharmaceutical Company	10,190	127,871
Jeonbuk Bank, Ltd.	67,072	394,920
Joongang Construction Company, Ltd. (I)	2,700	6,255
KB Financial Group, Inc., ADR (L)	586,926	27,022,073
KC Green Holdings Company, Ltd.	14,780	44,581
KC Tech Company, Ltd.	13,128	73,005
KCC Corp.	8,238	2,375,132
KCTC	1,100	20,776
Keangnam Enterprises, Ltd. (I)	11,908	100,332
Keyang Electric Machinery Company, Ltd.	34,010	76,858
KG Chemical Corp.	9,920	83,875
KIC, Ltd. (I)	6,540	29,135
KISCO Corp.	5,176	121,953
KISCO Holdings Company, Ltd.	1,771	80,837
Kishin Corp.	28,730	152,943
KISWIRE, Ltd.	7,979	259,722
Kolon Corp.	5,560	156,109
Kolon Engineering &
Construction Company, Ltd.	27,010	101,191
Korea Airport Service Company, Ltd.	2,700	108,281
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	19,731
Korea Circuit Company, Ltd. (I)	5,500	26,642
Korea Development Corp. (I)	21,880	84,488
Korea Development Financing Corp.	2,940	49,442
Korea Electric Terminal Company, Ltd.	7,230	119,835
Korea Exchange Bank	489,320	4,718,415
Korea Express Company, Ltd. (I)	11,667	760,544
Korea Flange Company, Ltd. (I)	1,830	25,730
Korea Green Paper Manufacturing
Company, Ltd. (I)	2,524	4,419
Korea Investment Holdings Company, Ltd.	65,237	1,939,627

49

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Line Corp. (I)	13,562	$334,668
Korea Mutual Savings Bank (I)	1,019	7,989
Korean Petrochemical
Industrial Company, Ltd.	3,614	245,514
KP Chemical Corp.	14,370	210,867
KPX Chemcial Company, Ltd.	2,522	114,684
KTB Network Corp. (I)	85,390	353,653
Kukdo Chemical Company, Ltd.	3,388	145,017
Kumho Electric Company, Ltd.	4,510	154,403
Kumho Industrial Company, Ltd. (I)	8,211	144,017
Kumho Investment Bank	99,870	61,671
Kumkang Industrial Company, Ltd.	1,400	10,349
Kunsul Chemical Industrial Company, Ltd.	3,660	50,564
Kwang Dong Pharmaceutical Company, Ltd.	64,720	163,603
Kyeryong Construction
Industrial Company, Ltd.	8,060	107,538
Kyobo Securities Company, Ltd.	28,118	197,880
Kyung Nong Corp.	11,060	36,040
Kyung-in Synthetic Corp.	28,920	88,495
Kyungbang, Ltd. (I)	795	78,051
Lee Ku Industrial Company, Ltd.	8,740	13,695
LG Display Company, Ltd., ADR (L)	869,518	14,816,587
LG Electronics, Inc.	169,540	15,037,946
LG Uplus Corp.	400,370	2,453,295
Livart Furniture Company, Ltd.	4,180	26,968
Lotte Chilsung Beverage Company, Ltd.	1,027	733,351
Lotte Confectionery Company, Ltd.	1,173	1,400,939
Lotte Midopa Company, Ltd.	25,630	309,994
Lotte Samkang Company, Ltd.	1,151	264,768
Lotte Shopping Company, Ltd.	18,584	7,586,018
Manho Rope & Wire, Ltd.	1,400	20,162
Meritz Securities Company, Ltd. (I)	304,933	245,662
Mi Chang Oil Industrial Company, Ltd.	230	13,256
Moorim P&P Company, Ltd. (I)	9,490	91,187
Moorim Paper Company, Ltd.	12,870	102,612
Motonic Corp.	13,710	99,143
Namkwang Engineering & Construction
Company, Ltd. (I)	36,410	107,464
Namyang Dairy Products Company, Ltd.	817	446,123
National Information & Credit Evaluation, Inc.	297	13,828
Nexen Corp.	2,320	113,863
NH Investment & Securities Company, Ltd.	41,620	361,616
Nice Information Service Company, Ltd.	377	10,384
NK Company, Ltd.	8,480	66,198
Nong Shim Company, Ltd.	4,979	879,441
Nong Shim Holdings Company, Ltd.	2,155	107,081
On*Media Corp. (I)	92,630	307,607
Ottogi Corp.	1,961	222,489
Pacific Corp.	4,614	752,262
Pang Rim Company, Ltd.	950	9,274
PaperCorea, Inc. (I)	2,900	24,263
Poonglim Industrial Company, Ltd. (I)	5,520	8,803
Poongsan Corp.	27,049	1,117,800
Poongsan Holdings Corp.	6,880	255,847
POSCO	4,550	1,786,264
POSCO Coated & Color Steel Company, Ltd.	2,620	66,574
Pulmuone Company, Ltd.	1,122	40,535
Pumyang Construction Company, Ltd.	2,342	10,322
Pusan City Gas Company, Ltd.	8,870	165,562
S&T Daewoo Company, Ltd. (I)	9,350	260,369
S&T Dynamics Company, Ltd.	26,579	528,427
S&T Holdings Company, Ltd.	6,620	86,179
Saehan Media Company, Ltd. (I)	6,266	32,752
Saeron Automotive Corp.	16,150	75,340
Sajo Industries Company, Ltd.	300	11,237

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Sajodaerim Corp. (I)	2,420	$45,065
Sam Lip General Foods Company, Ltd.	3,850	33,539
Sam Young Electronics Company, Ltd.	13,690	137,878
Sam Yung Trading Company, Ltd.	4,666	22,239
Sambu Construction Company, Ltd.	6,896	90,343
Samho International Company, Ltd. (I)	6,780	20,487
Samick Musical Instruments Company, Ltd.	59,990	60,024
Samick THK Company, Ltd.	7,060	35,867
Samjin Pharmaceutical Company, Ltd.	10,050	90,019
Samsung Corp.	132,369	8,749,994
Samsung SDI Company, Ltd.	30,529	4,347,790
Samwhan Corp.	11,350	94,882
Samyang Corp.	8,757	514,800
Samyang Foods Company, Ltd.	130	1,822
Samyang Genex Company, Ltd.	2,350	132,183
Samyang Tongsang Company, Ltd.	690	13,415
Savezone I&C Corp. (I)	16,880	37,712
SBS Media Holdings Company, Ltd.	48,980	112,380
Seah Besteel Corp.	18,210	526,178
SeAH Holdings Corp.	1,133	101,304
SeAH Steel Corp.	2,632	109,882
Sebang Company, Ltd.	12,800	183,273
Sejong Industrial Company, Ltd.	1,280	13,967
Seowon Company, Ltd.	29,330	84,830
SGWICUS Corp. (I)	48,000	10,433
SH Chemical Company, Ltd. (I)	31,743	10,663
Shin Poong Pharmaceutical Company, Ltd.	1,880	50,836
Shinhan Engineering & Construction
Company, Ltd. (I)	3,177	20,004
Shinhan Financial Group
Company, Ltd., SADR (L)	254,807	19,558,985
Shinhan Financial Group Company, Ltd.	76,130	2,929,014
Shinsegae Engineering &
Construction Company, Ltd.	1,110	12,434
Shinsegae Information &
Communication Company, Ltd.	484	28,906
Shinsung FA Company, Ltd.	3,222	13,713
Shinwon Corp.	43,430	51,472
Shinyoung Securities Company, Ltd.	7,980	253,737
Silla Company, Ltd.	12,407	125,719
Sindoh Company, Ltd.	5,604	257,764
SJM Company, Ltd.	4,204	15,217
SJM Holdings Company, Ltd.	3,925	23,088
SK Gas Company, Ltd.	3,722	127,385
SK Holdings Company, Ltd.	44,624	4,880,848
SK Networks Company, Ltd.	149,380	1,408,098
SKC Company, Ltd.	11,190	383,906
Solomon Mutual Savings Bank (I)	3,600	9,060
Songwon Industrial Company, Ltd.	2,710	27,644
Ssangyong Cement Industrial
Company, Ltd. (I)	26,280	142,684
STX Corp. (I)	29,023	646,980
STX Pan Ocean Company, Ltd.	176,520	1,830,018
STX Shipbuilding Company, Ltd.	81,850	1,602,711
Suheung Capsule Company, Ltd.	9,580	62,056
Sung Bo Chemicals Company, Ltd.	410	9,064
Sungjee Construction Company, Ltd. (I)	2,210	2,326
Sungshin Cement Company, Ltd. (I)	5,760	21,730
Sunjin Company, Ltd. (I)	1,010	44,683
Tae Kyung Industrial Company, Ltd.	14,930	60,667
Taegu Department Store Company, Ltd.	9,670	101,700
Taekwang Industrial Company, Ltd.	613	753,747
Taeyoung Engineering & Construction, Ltd.	62,140	325,921
Taihan Electric Wire Company, Ltd. (I)	139,080	843,256
Tailim Packaging Industrial Company, Ltd.	59,700	69,160

50

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Tec & Company (I)	57,230	$10,014
Telcoware Company, Ltd.	4,000	25,692
Tong Yang Investment Bank	108,310	819,917
Tong Yang Major Corptong Yang
Major Corp. (I)	34,210	49,405
Trybrands, Inc. (I)	30,360	15,791
TS Corp.	2,887	148,761
Uangel Corp.	7,990	26,854
Unid Company, Ltd.	3,910	182,369
Union Steel Company, Ltd. (I)	5,560	128,047
Wiscom Company, Ltd.	3,680	14,493
Woongjin Holdings Company, Ltd. (I)	62,510	576,929
Woori Finance Holdings Company, Ltd.	102,720	1,263,773
Woori Finance Holdings
Company, Ltd., ADR (L)	7,867	290,056
Woori Financial Company, Ltd.	11,600	134,913
Woori Investment & Securities Company, Ltd.	143,390	2,360,948
YESCO Company, Ltd.	1,480	30,942
Yoosung Enterprise Company, Ltd.	10,176	23,649
Youlchon Chemical Company, Ltd.	18,290	145,891
Young Poong Corp.	528	368,888
Youngone Corp.	18,824	168,889
Youngone Holdings Company, Ltd.	6,286	177,996
YuHwa Securities Company, Ltd.	3,240	43,041

		250,029,105
Taiwan - 13.46%
Accton Technology Corp.	834,000	593,643
Achem Technology Corp.	282,000	187,470
Action Electronics Company, Ltd. (I)	360,000	123,247
AGV Products Corp. (I)	753,505	353,570
Allis Electric Company, Ltd.	240,000	84,201
Alpha Networks, Inc.	440,000	378,392
Altek Corp.	357,089	480,306
Ampoc Far-East Co., Ltd. (I)	132,000	76,970
AmTRAN Technology Company, Ltd.	1,078,000	971,127
Apcb, Inc.	32,000	31,287
Apex Science & Engineering	240,640	106,365
Arima Communication Corp. (I)	523,000	192,656
Arima Optoelectronics Corp. (I)	464,134	107,406
Asia Cement Corp.	3,865,162	3,813,166
Asia Optical Company, Inc. (I)	392,710	621,585
Asia Polymer Corp.	404,400	480,383
Asustek Computer, Inc.	366,828	3,169,023
AU Optronics Corp. (I)(L)	1,610,452	16,007,893
Audix Corp.	173,200	166,719
Aurora Systems Corp.	169,000	165,926
Avision, Inc.	277,916	144,771
Awea Mechantronic Company, Ltd.	6,000	6,646
Bank of Kaohsiung, Ltd. (I)	564,680	238,514
BES Engineering Corp.	2,721,200	779,828
Biostar Microtech International Corp.	194,000	109,138
C Sun Manufacturing, Ltd.	175,729	146,967
Cameo Communications, Inc.	331,090	168,598
Capital Securities Corp.	2,450,612	1,083,276
Carnival Industrial Corp. (I)	512,000	184,618
Catcher Technology Company, Ltd.	258,000	790,616
Cathay Chemical Works, Inc.	73,000	31,325
Cathay Real Estate
Development Company, Ltd.	1,529,000	875,753
Central Reinsurance Company, Ltd.	330,535	174,492
Chain Qui Development Company, Ltd.	216,000	227,116
Champion Building Materials Company, Ltd.	451,852	343,821
Chang Hwa Commercial Bank, Ltd.	3,782,000	2,506,392
Charoen Pokphand Enterprise.	300,000	185,740

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Cheng Loong Corp.	1,712,000	$760,068
Cheng Uei Precision Industry Company, Ltd.	660,103	1,380,505
Chia Hsin Cement Corp.	869,611	450,552
Chien Kuo Construction Company, Ltd.	396,160	210,465
Chien Shing Stainless Steel Company, Ltd. (I)	181,000	33,711
Chimei Innolux Corp. (I)	11,428,758	15,633,928
Chin-Poon Industrial Company, Ltd.	678,642	562,703
China Airlines, Ltd. (I)	678,961	540,889
China Chemical &
Pharmaceutical Company, Ltd.	84,000	89,761
China Development Financial Holdings Corp.	20,166,087	5,822,761
China General Plastics Corp.	588,000	217,481
China Manmade Fibers Corp. (I)	2,062,000	997,984
China Metal Products Company, Ltd.	446,248	472,188
China Motor Company, Ltd.	1,144,905	1,082,985
China Petrochemical Development Corp. (I)	3,005,780	2,992,759
China Steel Structure Company, Ltd.	204,000	154,229
China Synthetic Rubber Corp.	926,937	906,683
China Wire & Cable Company, Ltd. (I)	483,000	182,760
Chinatrust Financial Holding Company, Ltd.	87,823	52,782
Ching Feng Home Fashions Company, Ltd. (I)	108,780	36,519
Chun Yu Works & Company, Ltd. (I)	405,000	120,350
Chun Yuan Steel Industrial Company, Ltd.	652,980	309,034
Chung Hsin Electric & Machinery
Manufacturing Corp.	623,000	360,661
Chung Hung Steel Corp. (I)	1,491,564	743,578
Chung Hwa Pulp Corp. (I)	843,000	419,755
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	766,821
Chuwa Wool Industry Company, Ltd. (I)	53,000	69,311
CMC Magnetics Corp. (I)	5,157,000	1,274,736
Collins Company, Ltd.	250,400	107,461
Compal Communications, Inc.	315,000	218,206
Compal Electronics, Inc.	506,895	627,049
Compeq Manufactuing Company, Ltd. (I)	1,703,000	766,202
Continental Holdings Corp. (I)	875,000	354,157
Coxon Precise Industrial Company, Ltd.	152,231	245,400
CSBC Corp. Taiwan	7,197	6,250
D-Link Corp.	1,083,627	1,108,350
Da Cin Construction Company, Ltd.	287,000	174,833
Darfon Electronics Corp.	351,950	440,011
De Licacy Industrial Company	150,000	62,625
Delpha Construction Company, Ltd.	316,005	146,374
DFI, Inc.	37,000	33,379
Dynamic Electronics Company, Ltd.	339,000	216,731
E.Sun Financial Holding Company, Ltd.	6,676,120	3,422,472
Eastern Media International Corp. (I)	1,374,053	322,002
Eclat Textile Company, Ltd.	182,384	231,239
Edom Technology Company, Ltd.	170,000	88,535
Elitegroup Computer Systems Company, Ltd.	1,162,576	411,256
Enlight Corp. (I)	164,799	6,055
Entie Commercial Bank (I)	360,000	162,307
Eternal Chemical Company, Ltd.	283,471	312,034
EVA Airways Corp. (I)	581,419	660,706
Everest Textile Company, Ltd. (I)	529,000	122,100
Evergreen International Storage &
Transport Corp.	959,320	835,683
Evergreen Marine Corp. (I)	2,679,000	2,257,575
Everspring Industry Company, Ltd. (I)	277,000	92,998
Evertop Wire Cable Corp. (I)	98,275	21,723
Excel Cell Electronic Company, Ltd.	69,000	39,828
Far Eastern Department Stores Company, Ltd.	544,100	746,911
Far Eastern International Bank	2,561,017	1,027,365
Federal Corp.	682,049	419,263
First Copper Technology Company, Ltd.	476,000	210,457
First Financial Holding Company, Ltd.	10,514,483	7,025,761

51

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
First Hotel	31,040	$30,478
First Insurance Company, Ltd.	364,165	199,761
Forhouse Corp.	442,894	438,486
Formosa Oilseed Processing (I)	191,225	92,748
Formosa Taffeta Company, Ltd.	1,616,000	1,379,245
Formosan Rubber Group, Inc.	767,000	733,515
Formosan Union Chemical (I)	452,485	253,584
Founding Construction &
Development Company, Ltd.	160,367	128,428
Froch Enterprise Company, Ltd. (I)	292,000	155,933
FSP Technology, Inc.	359,637	454,321
FU I Industrial Company, Ltd. (I)	159,000	48,072
Fullerton Technology Company, Ltd.	142,563	158,370
Fwusow Industry Company, Ltd.	378,290	176,705
G Shank Enterprise Company, Ltd.	150,000	117,205
Gamma Optical Company, Ltd.	129,800	87,157
Gem Terminal Industrial Company, Ltd.	47,500	32,989
Getac Technology Corp.	623,000	358,772
Giantplus Technology Company, Ltd. (I)	345,000	232,503
Gigabyte Technology Company, Ltd.	1,041,719	1,032,531
Global Brands Manufacture, Ltd.	248,886	151,426
Gold Circuit Electronics, Ltd. (I)	822,071	298,794
Goldsun Development &
Construction Company, Ltd.	2,482,184	1,300,236
Gordon Auto Body Parts Company, Ltd. (I)	134,184	45,062
Grand Pacific Petrochemical Corp.	1,580,000	895,215
Great China Metal Industry Company, Ltd.	303,000	275,592
Great Wall Enterprise Company, Ltd.	139,650	142,845
Greatek Electronics, Inc.	414,158	398,456
GTM Corp. (I)	263,000	207,888
Hannstar Board Corp.	399,294	277,191
HannStar Display Corp. (I)	9,541,000	1,753,132
Hey Song Corp.	927,000	795,201
Ho Tung Chemical Corp. (I)	892,201	472,492
Hocheng Group Corp. (I)	444,000	162,843
Hold-Key Electric Wire & Cable
Company, Ltd. (I)	282,640	192,476
Holystone Enterprise Company, Ltd.	194,478	229,388
Hong Ho Precision Textile Company (I)	36,000	21,982
Hong TAI Electric Industrial Company, Ltd.	409,000	191,198
Hota Industrial Manufacturing
Company, Ltd. (I)	5,000	2,455
Hsin Kuang Steel Company, Ltd.	420,153	393,386
Hsing TA Cement Company, Ltd.	227,000	74,228
Hua Eng Wire & Cable Company, Ltd.	1,053,000	377,842
Hua Nan Financial Holdings Company, Ltd.	3,683,361	2,371,500
Hung Ching Development Company, Ltd.	203,000	123,330
Hung Sheng Construction Company, Ltd.	935,008	570,566
Hwa Fong Rubber Company, Ltd. (I)	584,770	168,802
I-chiun Precision Industry Company, Ltd.	33,000	34,199
Ichia Technologies, Inc.	512,300	233,560
Inotera Memories, Inc. (I)	4,137,165	1,807,860
Inventec Appliances Corp.	339,000	252,022
Inventec Company, Ltd.	3,910,089	2,006,725
Jui Li Enterprise Company, Ltd. (I)	66,950	19,044
K Laser Technology, Inc.	193,214	126,977
Kang Na Hsiung Enterprise Company, Ltd.	195,000	125,312
Kaulin Manufacturing Company, Ltd.	234,490	202,519
KEE TAI Properties Company, Ltd.	612,719	368,644
Kindom Construction Company, Ltd.	561,000	555,600
King Yuan Electronics Company, Ltd. (I)	2,299,762	1,099,696
King’s Town Bank (I)	1,683,000	732,894
Kinko Optical Company, Ltd. (I)	56,648	56,726
Kinpo Electronics, Inc. (I)	2,091,724	685,148
Kwong Fong Industries Corp. (I)	653,100	307,948

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
L&K Engineering Company, Ltd.	245,952	$240,804
Lan Fa Textile Company, Ltd. (I)	353,874	172,008
Lead Data, Inc. (I)	428,173	71,564
Leader Electronics, Inc.	129,000	86,574
Lealea Enterprise Company, Ltd.	1,165,435	602,398
LEE CHI Enterprises Company, Ltd.	287,000	132,031
Lelon Electronics Corp. (I)	162,000	126,586
Leofoo Development Company, Ltd. (I)	157,197	101,954
Li Peng Enterprise Company, Ltd. (I)	525,864	258,320
Lian Hwa Food Corp.	90,000	81,444
Lien Hwa Industrial Corp.	927,954	700,344
Lingsen Precision Industries, Ltd.	562,101	396,647
Lite-on It Corp.	701,764	746,895
Lite-On Semiconductor Corp. (I)	463,080	265,315
Lite-On Technology Corp.	4,697,072	6,085,246
Long Bon International Company, Ltd.	446,000	186,433
Long Chen Paper Company, Ltd.	730,476	265,532
Lucky Cement Corp.	272,000	67,880
Macronix International Company, Ltd.	4,896,694	2,924,102
Marketech International Corp.	207,000	109,922
Masterlink Securities Corp	1,915,780	755,877
Maxtek Technology Company, Ltd.	60,000	73,624
Mayer Steel Pipe Corp.	94,859	84,697
Maywufa Company, Ltd.	18,000	9,845
Mega Financial Holding Company, Ltd.	17,477,000	11,594,883
Meiloon Industrial Company, Ltd.	299,231	159,173
Mercuries & Associates, Ltd.	339,150	251,355
Micro-Star International Company, Ltd.	1,832,488	950,920
Microelectronics Technology (I)	219,000	134,124
Mitac International	2,247,466	964,027
Mobiletron Electronics Company, Ltd.	67,000	48,962
Mosel Vitelic, Inc. (I)	411,109	166,991
Mustek Systems, Inc. (I)	40,151	6,654
Nantex Industry Company, Ltd.	292,520	193,383
New Asia Construction &
Development Corp. (I)	252,000	107,343
Nien Hsing Textile Company, Ltd.	642,520	485,638
Optimax Technology Corp. (I)	170,816	28,226
Orient Semiconductor Electronics, Ltd. (I)	720,000	170,596
Oriental Union Chemical Corp.	183,000	202,371
Pacific Construction Company, Ltd. (I)	267,000	45,147
Paragon Technologies Company, Ltd.	91,000	176,367
Pegatron Corp. (I)	987,321	1,349,551
Phihong Technology Company, Ltd.	63,416	113,941
Plotech Company, Ltd.	146,000	113,635
Polaris Securities Company, Ltd.	3,956,238	2,130,283
Pou Chen Corp.	4,233,448	3,889,137
Power Quotient International Company, Ltd.	131,000	66,475
President Securities Corp.	1,435,960	812,846
Prince Housing Development Corp.	567,000	467,835
Prodisc Technology, Inc. (I)	540,000	6,204
Promate Electronic Company, Ltd.	190,000	145,470
Qisda Corp. (I)	378,000	247,996
Quintain Steel Company, Ltd. (I)	427,750	145,575
Radiant Opto-Electronics Corp.	813,254	1,413,013
Ralec Electronic Corp.	80,259	155,337
Rechi Precision Company, Ltd. (I)	354,000	181,365
Rexon Industrial Corp., Ltd. (I)	291,000	97,351
Ritek Corp. (I)	4,925,428	1,297,207
Sampo Corp. (I)	1,206,997	306,745
Sanyang Industrial Company, Ltd. (I)	1,248,481	668,526
Sesoda Corpsesoda Corp.	10,000	11,121
Sheng Yu Steel Company, Ltd.	188,000	128,835
Shih Wei Navigation Company, Ltd.	54,000	69,027
Shihlin Electric & Engineering Corp.	624,213	779,534

52

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Shin Kong Financial Holding
Company, Ltd. (I)	12,471,017	$4,533,482
Shin Zu Shing Company, Ltd.	72,933	167,948
Shinkong Insurance Company, Ltd.	310,000	262,037
Shinkong Synthetic Fibers Corp.	2,450,450	1,233,140
Shuttle, Inc. (I)	82,985	57,416
Sigurd Microelectronics Corp.	541,887	481,066
Silicon Integrated Systems Corp.	1,181,000	690,190
Sinbon Electronics Company, Ltd.	291,000	220,709
Sincere Navigation Corp.	282,000	324,484
Sinkang Industries, Ltd.	24,000	13,594
Sinon Corp.	625,150	286,725
SinoPac Holdings Company, Ltd.	12,570,000	4,571,400
Siward Crystal Technology Company, Ltd. (I)	217,301	125,483
Solelytex Industrial Corp. (I)	59,758	35,819
Solomon Technology Corp. (I)	235,036	110,878
Southeast Cement Company, Ltd.	390,000	157,776
Spirox Corp.	172,369	140,293
Springsoft, Inc.	348,000	432,483
Stark Technology, Inc.	164,000	151,740
Sunplus Technology Company, Ltd. (I)	858,000	601,361
Sunspring Metal Corp.	17,000	21,147
Supreme Electronics Company, Ltd.	267,000	179,628
Sweeten Construction Company, Ltd.	65,100	36,217
Ta Chen Stainless Pipe Company, Ltd.	823,900	519,370
Ta Chong Bank Company, Ltd. (I)	2,940,000	928,783
Ta Ya Electric Wire & Cable Company, Ltd.	983,571	271,926
TA-I Technology Company, Ltd.	33,000	35,327
Tah Hsin Industrial Company, Ltd.	105,000	84,134
Tai Roun Products Company, Ltd. (I)	87,000	36,880
Taichung Commercial Bank (I)	1,981,072	652,989
Tainan Enterprises Company, Ltd.	125,467	174,256
Tainan Spinning Company, Ltd.	2,023,680	1,459,804
Taishin Financial Holdings Company, Ltd. (I)	9,128,326	3,990,283
Taisun Enterprise Company, Ltd.	228,800	136,341
Taita Chemical Company, Ltd. (I)	410,790	166,678
Taiwan Business Bank (I)	4,962,920	1,649,496
Taiwan Cement Corp.	6,583,782	6,768,367
Taiwan Cogeneration Corp.	563,680	328,927
Taiwan Cooperative Bank	7,775,402	5,476,506
Taiwan Fu Hsing Industrial Company, Ltd.	189,000	125,460
Taiwan Glass Industrial Corp.	900,334	1,047,718
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	631,276	310,480
Taiwan Mask Corp.	442,850	177,570
Taiwan Paiho, Ltd.	472,394	492,184
Taiwan Pulp & Paper Corp. (I)	460,000	271,240
Taiwan Sakura Corp.	57,016	48,554
Taiwan Sogo Shin Kong	340,000	264,306
Taiwan Styrene Monomer Corp.	1,000,479	444,106
Taiwan Tea Corp.	967,723	630,906
Taiyen Biotech Company, Ltd.	395,000	296,030
Tatung Company, Ltd. (I)	9,628,863	2,294,831
Teapo Electronic Corp. (I)	248,512	67,185
Teco Electric & Machinery Company, Ltd.	3,422,109	2,111,196
Tecom Company, Ltd. (I)	41,000	12,387
Tex-Ray Industrial Company, Ltd. (I)	90,000	34,923
Ton Yi Industrial Corp.	1,390,000	710,148
Tong Yang Industry Company, Ltd.	48,780	70,071
Tong-tai Machine & Tool Company, Ltd.	60,000	65,341
Topco Scientific Company, Ltd.	156,720	201,151
Topoint Technology Company, Ltd.	127,000	105,839
Tsann Kuen Enterprise Company, Ltd.	3,220	6,245
Tung Ho Steel Enterprise Corp.	1,512,138	1,404,629
Tung Ho Textile Company, Ltd. (I)	247,000	104,892

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Twinhead International Corp. (I)	224,000	$42,974
TYC Brother Industrial Company, Ltd.	327,052	192,713
Tycoons Group Enterprise Company, Ltd. (I)	594,536	149,367
TZE Shin International Company, Ltd.	222,141	94,962
U-Tech Media Corp. (I)	301,000	94,814
Unimicron Technology Corp.	354,855	645,697
Union Bank of Taiwan (I)	1,256,642	363,460
Unitech Electronics Company, Ltd.	211,039	111,389
Unitech Printed Circuit Board Corp. (I)	617,950	321,627
United Microelectronics Corp.	25,959,468	12,835,730
Universal Cement Corp.	929,808	548,053
Universal Microelectronics Company, Ltd. (I)	143,000	79,594
Unizyx Holding Corp. (I)	671,000	612,929
UPC Technology Corp.	1,110,357	805,242
USI Corp.	1,084,160	968,217
Ve Wong Corp.	218,450	169,286
Wah Lee Industrial Corp.	12,000	22,427
Walsin Lihwa Corp. (I)	5,280,000	3,085,262
Walsin Technology Corp. (I)	864,262	510,477
Walton Advanced Engineering, Inc.	383,661	174,090
Wan Hai Lines, Ltd. (I)	65,920	49,015
Waterland Financial Holding Company	4,113,318	1,382,200
WEI Chih Steel Industrial Company, Ltd. (I)	255,000	69,189
Weikeng Industrial Company, Ltd.	258,000	225,214
Well Shin Technology Company, Ltd.	50,000	87,211
Wellypower Optronics Corp.	235,000	230,904
Winbond Electronics Corp. (I)	5,386,000	1,384,931
Wintek Corp. (I)	1,838,000	3,270,707
WT Microelectronics Company, Ltd.	167,000	257,714
WUS Printed Circuit Company, Ltd. (I)	556,000	351,908
Yageo Corp.	3,968,000	1,721,762
Yang Ming Marine Transport Corp. (I)	2,239,015	1,771,153
Yeun Chyang Industrial Company, Ltd.	496,000	366,229
Yi Jinn Industrial Company, Ltd. (I)	297,508	114,872
Yieh Phui Enterprise Company, Ltd.	1,857,602	640,885
Yuanta Financial Holdings Company, Ltd.	11,737,608	7,167,346
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	2,163,167	988,513
Yulon Motor Company, Ltd.	1,730,900	3,350,321
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	92,850	133,004
Yungtay Engineering Company, Ltd.	608,000	835,890
Zenitron Corp.	256,000	165,778
Zig Sheng Industrial Company, Ltd.	565,536	277,851

		262,609,999
Thailand - 2.29%
Asia Plus Securities PCL	779,600	70,146
Asian Property Development PCL	540,400	116,196
Bangchak Petroleum PCL	1,001,000	509,937
Bangkok Bank PCL	1,911,400	9,292,947
Bangkok Expressway PCL	708,800	433,768
Bangkok Insurance PCL	8,050	63,910
Bangkokland PCL (I)	16,323,800	383,391
Bank of Ayudhya PCL	6,378,800	4,757,948
Cal-Comp Electronics Thailand PCL	3,042,400	314,002
Central Plaza Hotel PCL	1,287,200	196,721
Delta Electronics Thailand PCL	188,400	204,105
Eastern Water Resources Development &
Management PCL	140,000	31,260
Esso Thailand PCL	2,335,900	502,261
G J Steel PCL (I)	24,328,200	193,145
G Steel PCL (I)	12,662,700	301,593
Hana Microelectronics PCL	150,000	123,057
Hemaraj Land & Development PCL	674,700	39,058

53

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
IRPC PCL	17,021,400	$2,601,352
Italian-Thai Development PCL (I)	3,859,370	589,821
Jasmine International PCL (I)	6,601,900	428,042
Kang Yong Electric PCl	2,800	19,821
KGI Securities Thailand PCL	2,669,900	231,397
Kiatnakin Finance PCL	481,100	604,757
Krung Thai Bank PCL	8,017,400	4,296,457
Krungthai Card PCL (I)	126,000	53,351
Loxley PCL (I)	988,200	86,300
MBK PCL	86,100	307,602
Padaeng Industry PCL	183,200	131,506
Polyplex PCL	275,000	332,038
Power Line Engineering PCL (I)	492,400	23,455
Pranda Jewelry PCL	214,300	44,306
Precious Shipping PCL	882,400	542,926
PTT Aromatics & Refining PCL	2,525,300	3,174,376
PTT Chemical PCL	41,900	212,757
Quality House PCL	5,687,200	398,838
Regional Container Lines PCL (I)	829,300	414,239
Saha-Union PCL	252,000	316,771
Sahaviriya Steel Industries PCL (I)	11,119,900	537,051
Sansiri PCL	1,342,100	248,619
SC Asset Corp. PCL	168,200	95,145
Seamico Securities PCL (I)	421,400	29,831
Tata Steel Thailand PCL (I)	7,517,600	405,349
Thai Airways International PCL	1,703,711	3,099,706
Thai Carbon Black PCL	174,100	208,770
Thai Oil PCL	1,737,300	3,864,817
Thai Plastic & Chemical PCL	691,800	577,835
Thaicom PCL (I)	811,700	158,420
Thanachart Captial PCL	1,234,600	1,521,298
Thoresen Thai Agencies PCL	608,670	410,747
Total Access Communication PCL	78,500	111,661
TPI Polene PCL	1,778,440	717,730
Vanachai Group PCL	1,124,200	202,676
Vinythai PCL	100,000	47,635

		44,580,847
Turkey - 2.31%
Adana Cimento Sanayi	183,047	96,210
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	48,379	175,093
Advansa Sasa Polyester Sanayi AS (I)	140,873	74,879
Akcansa Cimento AS	113,818	539,031
Aksa Akrilik Kimya Sanayi AS	173,463	327,775
Aksigorta AS	290,218	409,456
Alarko Holding AS	207,987	467,666
Altinyildiz Mensucat Ve Konfeksiyon
Fabrikalari AS (I)	29,490	211,841
Anadolu Cam Sanayi AS (I)	205,846	386,268
Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	30,460
Anadolu Sigorta AS	549,997	512,192
Arcelik AS	311,418	1,607,886
Ayen Enerji AS	20,072	38,482
Aygaz AS	201,651	1,049,144
Bati Cimento AS	21,536	96,220
BatiSoke AS (I)	24,824	25,911
Bolu Cimento Sanayii AS	137,486	144,497
Borusan Mannesmann Boru Sanayi AS	15,924	175,682
Cemtas Celik Makina (I)	81,516	49,324
Cimsa Cimento Sanayi ve Ticaret	125,463	808,080
Deva Holding AS (I)	174,734	353,372
Dogan Gazetecilik AS (I)	62,235	122,372
Dogan Sirketler Grubu Holdings AS (I)	1,991,109	1,399,599
Dogus Otomotiv Servis ve Ticaret AS (I)	210,506	849,028

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Eczacibasi Ilac Sanayi AS	368,380	$591,642
EGE Seramik Sanayi ve Ticaret AS (I)	80,218	103,563
Eregli Demir ve Celik Fabrikalari (I)	1,043,084	3,505,583
Gentas Genel Metal Sanayi ve Ticaret AS	65,682	79,801
Global Yatirim Holding AS (I)	508,853	301,057
Goldas Kuyumculuk Sanayi AS (I)	54,847	36,059
Goltas Goller Bolgesi Cimento Sanayi Ve
Ticaret AS	400	15,300
Goodyear Lastikleri Turk AS (I)	17,513	207,377
GSD Holding AS (I)	559,767	405,906
Gunes Sigorta AS (I)	31,526	41,736
HACI Omer Sabanci Holding AS	207,798	1,026,048
Hurriyet Gazetecilik AS	513,859	559,932
Ihlas Ev Aletleri (I)	221,809	159,024
Ihlas Holding AS (I)	798,884	646,828
Is Yatirim Menkul Degerler AS	13,395	21,177
Isiklar Yatirim Holding Asisiklar Ambalaj (I)	136,773	110,954
Izmir Demir Celik Sanayi AS (I)	107,008	217,123
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	418,488	281,139
KOC Holdings AS	1,448,277	6,804,604
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	316,320	688,044
Koza Anadolu Metal Madencilik
Isletmeleri As (I)	28,922	81,398
Marmaris Marti Otel Isletmeleri AS (I)	159,875	112,720
Menderes Tekstil Sanayi ve Ticaret AS (I)	162,507	66,921
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	57,860
Net Holding AS (I)	98,900	58,528
Net Turizm Ticaret ve Sanayi AS (I)	196,636	130,650
Nortel Networks Netas Telekomunikasyon AS	14,863	562,267
Park Elektrik Madencilik Sanayi Ve
Ticaret AS (I)	103,846	181,873
Parsan Makina Parcalari Sanayi AS (I)	28,857	31,023
Petkim Petrokimya Holding AS (I)	952,737	1,477,058
Pinar Entegre Et ve Un Sanayi AS	36,324	157,515
Pinar Sut Mamulleri Sanayii AS	40,679	337,974
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	68,768
Sarkuysan Elektrolitik Bakir AS	91,563	233,483
Sekerbank TAS	474,925	549,909
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	450,748
Soda Sanayii AS (I)	76,481	109,374
Tekfen Holding AS	207,445	831,066
Tekstil Bankasi AS (I)	140,973	101,220
Trakya Cam Sanayi AS (I)	547,451	1,031,114
Turcas Petrolculuk AS	93,599	385,301
Turk Ekonomi Bankasi AS	521,636	798,240
Turk Hava Yollari AS (I)	755,978	2,746,474
Turk Sise ve Cam Fabrikalari AS (I)	820,847	1,398,422
Turkiye Sinai Kalkinma Bankasi AS	785,487	1,290,828
Turkiye Vakiflar Bankasi Tao	1,727,269	4,794,298
Ulker Gida Sanayi ve Ticaret AS	213,853	662,895
Usas Ucak Servisi AS (I)	18,304	22,884
Vestel Beyaz Esya Sanayi ve Ticaret AS	121,350	256,685
Vestel Elektronik Sanayi ve Tracaret AS (I)	239,841	378,196

		45,119,057

TOTAL COMMON STOCKS (Cost $1,519,935,935)		$1,891,954,781

PREFERRED SECURITIES - 2.08%
Brazil - 2.07%
Banco Daycoval SA	101,100	731,156
Banco do Estado do Rio Grande do Sul	294,300	3,345,332
Banco Industrial e Comercial SA	171,700	1,341,876
Banco Panamericano SA	166,300	427,728

54

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Banco Pine SA	63,900	$528,835
Banco Sofisa SA	83,200	247,475
Bardella SA Industrias Mecanicas	916	89,217
Companhia de Ferro Ligas Da Bahia	110,276	899,136
Companhia de Tecidos Norte de Minas SA	170,600	447,743
Confab Industrial SA	518,387	1,847,280
Forjas Taurus SA	27,486	63,962
Inepar SA Industria E Construcoes (I)	31,100	91,417
Klabin SA	242,150	692,019
Marcopolo SA	16,100	67,608
Metalurgica Gerdau SA	336,600	4,564,301
Parana Banco SA	21,100	172,039
Petroleo Brasileiro SA	357,356	5,125,034
Sao Paulo Alpargatas SA	88,700	509,562
Suzano Papel e Celulose SA	421,750	3,689,636
Telemar Norte Leste SA (I)	65,208	1,825,484
Uniao de Industrias Petroquimicas SA (I)	1,223,810	435,393
Universo Online SA	87,100	555,741
Usinas Siderurgicas de Minas Gerais SA	1,164,700	12,702,607

		40,400,581
Malaysia - 0.01%
TA Global BHD (I)	1,466,040	161,993

TOTAL PREFERRED SECURITIES (Cost $31,540,523)		$40,562,574

RIGHTS - 0.10%
Bank of China, Ltd. (Expiration Date 12/3/10,
Strike Price: HKD 2.74) (I)	9,951,713	1,807,049
China Construction Bank Corp. (Expiration
Date 12/8/10, Strike Price: HKD 4.38) (I)	19,740	6,559
Cia Sudamericana De Vapores SA (Expiration
Date: 12/15/2010, Strike Price: CLP 500) (I)	195,539	40,934
G J Steel PCL (Expiration Date 12/03/2010,
Strike Price: THB 0.03) (I)	3,064,005	0
Korea Line Corp. (Expiration Date12/08/2010,
Strike Price: KRW 21650) (I)	4,253	2,201
Sao Martinho SA (Expiration Date 12/02/2010,
Strike Price: BRL 1.0258) (I)	410,798	2,396

TOTAL RIGHTS (Cost $0)		$1,859,139

WARRANTS - 0.00%
Bangkok Land PCL (Expiration Date:
09/22/2015, Strike Price: THB 1.10) (I)	1,834,134	8,588
HKC Holdings, Ltd. (Expiration Date:
05/26/2011, Strike Price: HKD 0.313) (I)	25,556	329
HKC Holdings, Ltd. (Expiration Date:
06/09/2011, Strike Price: HKD 0.50) (I)	421,674	2,715
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	58,797	35,815
Sansiri PCL (Expiration Date: 01/20/2015,
Strike Price: THB 5.20) (I)	551,050	20,963

TOTAL WARRANTS (Cost $0)		$68,410

SHORT-TERM INVESTMENTS - 9.18%
Short-Term Securities* - 0.77%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	$15,049,426	15,049,426

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities (continued)
Securities Lending Collateral - 8.41%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	$16,385,077	$163,967,100

TOTAL SHORT-TERM INVESTMENTS (Cost $178,995,074)		$179,016,526

Total Investments (Emerging Markets Value Fund)
(Cost $1,730,471,532) - 108.36%		$2,113,461,430
Other assets and liabilities, net - (8.36%)		(163,046,570)

TOTAL NET ASSETS - 100.00%		$1,950,414,860

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.01%
Consumer Discretionary - 15.64%
Automobiles - 0.84%
General Motors Company (I)(L)	126,200	$4,316,042
Harley-Davidson, Inc. (L)	196,500	6,146,520

		10,462,562
Distributors - 0.51%
Genuine Parts Company (L)	131,450	6,328,003
Diversified Consumer Services - 0.25%
H&R Block, Inc. (L)	248,000	3,122,320
Hotels, Restaurants & Leisure - 1.06%
Marriott International, Inc., Class A (L)	271,140	10,631,399
MGM Resorts International (I)(L)	216,100	2,642,903

		13,274,302
Household Durables - 2.66%
D.R. Horton, Inc. (L)	199,700	2,004,988
Fortune Brands, Inc.	320,600	18,944,254
Whirlpool Corp. (L)	167,700	12,242,100

		33,191,342
Leisure Equipment & Products - 0.99%
Mattel, Inc.	479,100	12,379,944
Media - 5.79%
Cablevision Systems Corp., Class A	328,700	10,409,929
Comcast Corp., Class A	325,900	6,518,000
Madison Square Garden, Inc., Class A (I)	64,625	1,417,873
The McGraw-Hill Companies, Inc.	387,600	13,368,324
The New York Times Company, Class A (I)(L)	480,300	4,317,897
The Walt Disney Company	430,600	15,721,206
Time Warner, Inc.	565,966	16,690,337
WPP PLC	355,123	3,927,096

		72,370,662
Multiline Retail - 0.48%
Macy’s, Inc.	232,000	5,957,760
Specialty Retail - 3.06%
Bed Bath & Beyond, Inc. (I)(L)	266,100	11,639,214
Home Depot, Inc. (L)	645,800	19,509,618
Tiffany & Company (L)	114,000	7,079,400

		38,228,232

		195,315,127

55

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 4.15%
Food Products - 3.18%
Archer-Daniels-Midland Company	118,500	$3,435,315
Campbell Soup Company (L)	153,500	5,203,650
Kraft Foods, Inc., Class A	227,200	6,872,800
McCormick & Company, Inc. (L)	134,100	5,901,741
The Hershey Company (L)	390,200	18,261,360

		39,674,866
Household Products - 0.97%
Kimberly-Clark Corp.	196,300	12,149,007

		51,823,873
Energy - 13.94%
Energy Equipment & Services - 1.86%
Baker Hughes, Inc.	100,700	5,252,512
Schlumberger, Ltd.	232,100	17,950,614

		23,203,126
Oil, Gas & Consumable Fuels - 12.08%
Anadarko Petroleum Corp.	221,100	14,185,776
BP PLC, SADR	261,792	10,471,680
Chevron Corp.	397,460	32,182,336
ConocoPhillips	132,400	7,966,508
Exxon Mobil Corp.	410,824	28,576,917
Murphy Oil Corp.	282,000	19,040,640
Royal Dutch Shell PLC, ADR (L)	394,300	23,922,181
Spectra Energy Corp.	253,500	6,025,695
Sunoco, Inc. (L)	213,600	8,573,904

		150,945,637

		174,148,763
Financials - 18.41%
Capital Markets - 2.09%
Legg Mason, Inc. (L)	362,600	11,828,012
Morgan Stanley	124,600	3,047,716
The Bank of New York Mellon Corp. (L)	415,100	11,203,549

		26,079,277
Commercial Banks - 4.81%
KeyCorp	642,000	4,834,260
Marshall & Ilsley Corp.	432,500	2,071,675
Regions Financial Corp.	708,000	3,809,040
SunTrust Banks, Inc.	361,700	8,449,312
U.S. Bancorp	777,700	18,493,706
Wells Fargo & Company	821,100	22,342,131

		60,000,124
Consumer Finance - 3.33%
American Express Company	615,700	26,610,554
Capital One Financial Corp.	199,200	7,416,216
SLM Corp. (I)(L)	653,500	7,547,925

		41,574,695
Diversified Financial Services - 4.72%
Bank of America Corp.	1,673,522	18,325,066
JPMorgan Chase & Company	920,114	34,393,861
NYSE Euronext (L)	229,100	6,259,012

		58,977,939
Insurance - 3.19%
Chubb Corp.	101,600	5,792,216
Lincoln National Corp.	328,198	7,837,368
Marsh & McLennan Companies, Inc.	529,900	13,289,892
Sun Life Financial, Inc. (L)	276,800	7,468,064
The Allstate Corp.	187,900	5,469,769

		39,857,309

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.27%
Weyerhaeuser Company	204,513	$3,413,322

		229,902,666
Health Care - 5.63%
Biotechnology - 0.50%
Amgen, Inc. (I)	119,200	6,280,648
Health Care Equipment & Supplies - 0.53%
Beckman Coulter, Inc. (L)	121,200	6,630,852
Pharmaceuticals - 4.60%
Bristol-Myers Squibb Company	397,400	10,030,376
Eli Lilly & Company	256,300	8,627,058
Johnson & Johnson	219,300	13,497,915
Merck & Company, Inc.	371,100	12,791,817
Pfizer, Inc.	762,588	12,422,559

		57,369,725

		70,281,225
Industrials - 13.08%
Aerospace & Defense - 3.35%
Honeywell International, Inc.	299,200	14,873,232
ITT Corp. (L)	198,900	9,149,400
Lockheed Martin Corp.	100,200	6,817,608
The Boeing Company	172,300	10,987,571

		41,827,811
Air Freight & Logistics - 1.15%
United Parcel Service, Inc., Class B	205,500	14,411,715
Building Products - 0.67%
Masco Corp.	535,100	5,837,941
USG Corp. (I)(L)	196,800	2,497,392

		8,335,333
Commercial Services & Supplies - 0.65%
Avery Dennison Corp.	215,200	8,078,608
Electrical Equipment - 1.20%
Cooper Industries PLC	173,700	9,466,650
Emerson Electric Company	100,600	5,540,042

		15,006,692
Industrial Conglomerates - 4.09%
3M Company	248,400	20,860,632
General Electric Company	1,908,100	30,205,223

		51,065,855
Machinery - 1.97%
Deere & Company	33,400	2,494,980
Eaton Corp.	61,900	5,967,160
Illinois Tool Works, Inc.	339,900	16,189,437

		24,651,577

		163,377,591
Information Technology - 5.91%
Communications Equipment - 0.38%
Cisco Systems, Inc. (I)	247,400	4,740,184
Computers & Peripherals - 0.79%
Dell, Inc. (I)	408,000	5,393,760
Hewlett-Packard Company	107,400	4,503,282

		9,897,042
Internet Software & Services - 0.60%
eBay, Inc. (I)	258,000	7,515,540
IT Services - 0.73%
Computer Sciences Corp.	203,100	9,064,353

56

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.94%
Analog Devices, Inc.	347,800	$12,367,768
Applied Materials, Inc.	701,000	8,713,430
Texas Instruments, Inc.	100,700	3,202,260

		24,283,458
Software - 1.47%
Electronic Arts, Inc. (I)(L)	245,700	3,663,387
Microsoft Corp.	582,400	14,682,304

		18,345,691

		73,846,268
Materials - 6.43%
Chemicals - 3.03%
E.I. Du Pont de Nemours & Company (L)	277,800	13,053,822
International Flavors & Fragrances, Inc.	211,700	11,118,484
Monsanto Company	228,200	13,673,744

		37,846,050
Construction Materials - 0.76%
Vulcan Materials Company (L)	236,900	9,504,428
Metals & Mining - 0.93%
Nucor Corp. (L)	309,600	11,684,304
Paper & Forest Products - 1.71%
International Paper Company	588,725	14,700,463
MeadWestvaco Corp.	267,300	6,639,732

		21,340,195

		80,374,977
Telecommunication Services - 4.32%
Diversified Telecommunication Services - 3.74%
AT&T, Inc.	885,273	24,601,737
Qwest Communications International, Inc. (L)	1,575,500	11,028,500
Verizon Communications, Inc.	347,252	11,115,537

		46,745,774
Wireless Telecommunication Services - 0.58%
Sprint Nextel Corp. (I)	547,300	2,068,794
Vodafone Group PLC	2,065,783	5,162,229

		7,231,023

		53,976,797
Utilities - 8.50%
Electric Utilities - 5.03%
Duke Energy Corp.	478,200	8,392,410
Entergy Corp. (L)	182,100	12,972,804
Exelon Corp.	337,600	13,291,312
FirstEnergy Corp. (L)	153,975	5,406,062
Pinnacle West Capital Corp.	165,100	6,673,342
PPL Corp.	250,800	6,372,828
Progress Energy, Inc.	220,900	9,651,121

		62,759,879
Independent Power Producers & Energy Traders - 0.68%
Constellation Energy Group, Inc.	210,100	5,958,436
NRG Energy, Inc. (I)	131,800	2,554,284

		8,512,720
Multi-Utilities - 2.79%
CenterPoint Energy, Inc.	206,400	3,226,032
NiSource, Inc. (L)	676,400	11,316,172
PG&E Corp.	170,900	8,020,337
TECO Energy, Inc. (L)	162,700	2,725,225

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Xcel Energy, Inc.	407,700	$9,580,950

		34,868,716

		106,141,315

TOTAL COMMON STOCKS (Cost $1,125,922,674)		$1,199,188,602

PREFERRED SECURITIES - 0.59%
Consumer Discretionary - 0.59%
General Motors Company, Series B (I)(L)	146,700	7,437,690

TOTAL PREFERRED SECURITIES (Cost $7,444,035)		$7,437,690

SHORT-TERM INVESTMENTS - 17.94%
Short-Term Securities* - 3.09%
State Street Institutional US Government
Money Market Fund, 0.0936% (Y)	$1,080,416	1,080,416
T. Rowe Price Prime Reserve Investment
Fund, 0.2575% (Y)	37,517,381	37,517,381

		38,597,797
Securities Lending Collateral - 14.85%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	18,533,774	185,469,333

TOTAL SHORT-TERM INVESTMENTS (Cost $224,097,547)		$224,067,130

Total Investments (Equity-Income Fund)
(Cost $1,357,464,256) - 114.54%		$1,430,693,422
Other assets and liabilities, net - (14.54%)		(181,655,695)

TOTAL NET ASSETS - 100.00%		$1,249,037,727

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.31%
Consumer Discretionary - 5.23%
Automobiles - 1.51%
Harley-Davidson, Inc. (L)	724,846	$22,673,183
Household Durables - 0.16%
Hunter Douglas NV	59,727	2,437,086
Internet & Catalog Retail - 0.36%
Liberty Media Corp. - Interactive, Series A (I)	351,270	5,430,634
Media - 0.59%
Grupo Televisa SA, SADR (I)	307,799	7,171,717
Liberty Media Corp. - Starz, Series A (I)	27,801	1,747,154

		8,918,871
Specialty Retail - 2.61%
Bed Bath & Beyond, Inc. (I)(L)	563,027	24,626,801
CarMax, Inc. (I)(L)	442,545	14,559,731

		39,186,532

		78,646,306
Consumer Staples - 16.43%
Beverages - 4.19%
Diageo PLC, SADR	307,241	22,016,890
Heineken Holding NV	445,915	17,938,963
The Coca-Cola Company	365,635	23,097,163

		63,053,016

57

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 8.84%
Costco Wholesale Corp.	1,185,310	$80,138,809
CVS Caremark Corp.	1,707,356	52,928,036

		133,066,845
Food Products - 1.15%
Mead Johnson Nutrition Company	129,930	7,739,930
Nestle SA	44,285	2,406,039
The Hershey Company (L)	38,799	1,815,793
Unilever NV - NY Shares (L)	186,246	5,285,661

		17,247,423
Household Products - 0.90%
The Procter & Gamble Company	222,354	13,579,159
Personal Products - 0.18%
Natura Cosmeticos SA	99,200	2,666,007
Tobacco - 1.17%
Philip Morris International, Inc.	310,756	17,678,909

		247,291,359
Energy - 15.45%
Energy Equipment & Services - 0.99%
Schlumberger, Ltd.	37,600	2,907,984
Transocean, Ltd. (I)	177,891	11,924,034

		14,832,018
Oil, Gas & Consumable Fuels - 14.46%
Canadian Natural Resources, Ltd.	963,270	37,047,364
China Coal Energy Company, Series H	7,543,189	11,820,409
Devon Energy Corp.	692,361	48,859,916
EOG Resources, Inc.	624,878	55,582,898
Occidental Petroleum Corp.	616,777	54,381,228
OGX Petroleo e Gas Participacoes SA (I)	860,000	9,981,337

		217,673,152

		232,505,170
Financials - 27.24%
Capital Markets - 6.54%
Ameriprise Financial, Inc.	291,606	15,116,855
GAM Holding, Ltd. (I)	391,366	5,752,495
Julius Baer Group, Ltd.	734,372	27,882,530
The Bank of New York Mellon Corp.	1,475,828	39,832,598
The Charles Schwab Corp.	48,500	728,955
The Goldman Sachs Group, Inc.	57,991	9,054,715

		98,368,148
Commercial Banks - 4.55%
Wells Fargo & Company	2,518,861	68,538,208
Consumer Finance - 4.65%
American Express Company	1,621,204	70,068,437
Diversified Financial Services - 0.56%
JPMorgan Chase & Company	42,526	1,589,622
Moody’s Corp. (L)	252,822	6,783,214

		8,372,836
Insurance - 9.35%
AON Corp.	40,250	1,614,830
Berkshire Hathaway, Inc. Class A (I)	205	24,641,000
Fairfax Financial Holdings, Ltd.	16,819	6,525,772
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,770,198
Loews Corp.	1,255,337	46,962,157
Markel Corp. (I)	4,459	1,576,212
The Progressive Corp.	1,998,185	40,643,083

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Transatlantic Holdings, Inc.	315,709	$15,974,875

		140,708,127
Real Estate Management & Development - 1.59%
Brookfield Asset Management, Inc., Class A	357,630	10,453,525
Hang Lung Group, Ltd.	2,093,000	13,452,811

		23,906,336

		409,962,092
Health Care - 12.74%
Health Care Equipment & Supplies - 1.62%
Baxter International, Inc.	189,136	9,182,553
Becton, Dickinson & Company	195,576	15,241,238

		24,423,791
Health Care Providers & Services - 1.82%
Express Scripts, Inc. (I)	526,672	27,434,344
Life Sciences Tools & Services - 1.05%
Agilent Technologies, Inc. (I)	449,560	15,743,591
Pharmaceuticals - 8.25%
Johnson & Johnson	656,880	40,430,964
Merck & Company, Inc.	1,274,671	43,937,909
Pfizer, Inc.	1,697,525	27,652,682
Roche Holdings AG	87,600	12,022,641

		124,044,196

		191,645,922
Industrials - 5.37%
Aerospace & Defense - 0.63%
Lockheed Martin Corp. (L)	140,680	9,571,867
Commercial Services & Supplies - 1.61%
Iron Mountain, Inc.	1,090,476	24,219,472
Electrical Equipment - 0.03%
ABB, Ltd., SADR (I)	20,417	395,273
Industrial Conglomerates - 0.38%
Tyco International, Ltd.	150,611	5,706,651
Marine - 1.21%
China Shipping Development Company, Ltd.	3,670,700	5,067,956
Kuehne & Nagel International AG	102,869	13,174,353

		18,242,309
Professional Services - 0.12%
Dun & Bradstreet Corp.	23,786	1,792,037
Transportation Infrastructure - 1.39%
China Merchants Holdings
International Company, Ltd.	5,074,691	19,878,232
LLX Logistica SA (I)	202,800	1,005,366

		20,883,598

		80,811,207
Information Technology - 5.57%
Computers & Peripherals - 0.83%
Hewlett-Packard Company	298,760	12,527,007
Internet Software & Services - 1.04%
Google, Inc., Class A (I)	28,145	15,640,458
IT Services - 0.29%
Visa, Inc., Class A (L)	60,050	4,434,693
Semiconductors & Semiconductor Equipment - 1.95%
Texas Instruments, Inc.	921,065	29,289,867
Software - 1.46%
Activision Blizzard, Inc.	716,667	8,413,671

58

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	535,330	$13,495,669

		21,909,340

		83,801,365
Materials - 6.93%
Chemicals - 1.31%
Air Products & Chemicals, Inc.	37,710	3,251,356
Monsanto Company	151,944	9,104,484
Potash Corp. of Saskatchewan, Inc.	30,063	4,321,556
Praxair, Inc.	32,500	2,991,625

		19,669,021
Construction Materials - 0.68%
Martin Marietta Materials, Inc. (L)	75,686	6,398,494
Vulcan Materials Company (L)	96,188	3,859,063

		10,257,557
Containers & Packaging - 2.37%
Sealed Air Corp.	1,533,218	35,647,319
Metals & Mining - 1.27%
BHP Billiton PLC	273,885	9,720,778
Rio Tinto PLC	148,946	9,437,305

		19,158,083
Paper & Forest Products - 1.30%
Sino-Forest Corp. (I)(S)	24,905	539,562
Sino-Forest Corp. (I)	876,576	18,990,843

		19,530,405

		104,262,385
Telecommunication Services - 0.35%
Wireless Telecommunication Services - 0.35%
America Movil SAB de CV,
Series L, ADR (L)	93,763	5,293,859

TOTAL COMMON STOCKS (Cost $1,188,166,172)		$1,434,219,665

CORPORATE BONDS - 0.61%
Consumer Discretionary - 0.61%
Harley-Davidson, Inc.
15.000%, 02/01/2014	7,000,000	9,173,206

TOTAL CORPORATE BONDS (Cost $7,000,000)		$9,173,206

CONVERTIBLE BONDS - 0.18%
Materials - 0.18%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	2,107,900	2,626,970

TOTAL CONVERTIBLE BONDS (Cost $2,095,934)		$2,626,970

SHORT-TERM INVESTMENTS - 5.91%
Short-Term Securities* - 3.46%
Societe Generale North America, Inc.,
0.2400%, 12/01/2010	$44,268,000	44,267,705
Intesa Funding LLC, 0.2200%, 12/03/2010	7,792,000	7,791,905
Securities Lending Collateral - 2.45%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	3,689,479	36,920,989

TOTAL SHORT-TERM INVESTMENTS (Cost $88,983,890)		$88,980,599

Total Investments (Fundamental Value Fund)
(Cost $1,286,245,996) - 102.01%		$1,535,000,440
Other assets and liabilities, net - (2.01%)		(30,183,635)

TOTAL NET ASSETS - 100.00%		$1,504,816,805

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.70%
Argentina - 0.54%
Cresud SA, SADR (I)	800	$15,048
Australia - 0.14%
Metcash, Ltd.	1,000	3,997
Brazil - 1.80%
BRF - Brasil Foods SA	600	9,144
Cosan Ltd.	3,200	40,832

		49,976
Canada - 20.13%
AG Growth International, Inc.	1,600	73,115
Agrium, Inc.	1,600	128,368
BioExx Specialty Proteins, Ltd. (I)	1,300	3,280
GLG Life Tech Corp. (I)	750	5,589
MagIndustries Corp. (I)	34,500	10,923
Potash Corp. of Saskatchewan, Inc.	1,950	280,313
Potash One, Inc. (I)	3,000	13,268
SunOpta, Inc. (I)	3,700	25,641
Viterra, Inc. (I)	2,000	17,846

		558,343
Chile - 1.28%
Sociedad Quimica y Minera de Chile SA, ADR,
B Shares	700	35,504
China - 0.12%
Want Want China Holdings, Ltd.	4,000	3,419
Germany - 0.72%
K&S AG	300	20,049
Indonesia - 3.29%
Charoen Pokphand Indonesia Tbk PT	22,000	23,360
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	54,000	67,754

		91,114
Ireland - 1.12%
Glanbia PLC	2,500	10,516
Glanbia PLC	5,000	20,436

		30,952
Japan - 0.60%
Komatsu, Ltd.	600	16,620
Malaysia - 2.41%
IOI Corp. BHD	23,000	42,125
Kuala Lumpur Kepong BHD	3,000	19,141
PPB Group BHD	1,000	5,643

		66,909
Netherlands - 2.90%
CNH Global NV (I)	1,600	66,272
Nutreco Holding NV	200	14,040

		80,312
Norway - 6.02%
Yara International ASA, ADR	3,500	166,880
Singapore - 14.42%
Golden Agri-Resources, Ltd. (I)	153,250	84,024
Indofood Agri Resources, Ltd. (I)	17,000	34,043
Olam International, Ltd.	39,300	90,667
Wilmar International, Ltd.	42,000	191,261

		399,995
Switzerland - 7.43%
Syngenta AG, ADR	3,700	206,127
United Kingdom - 0.52%
Tate & Lyle PLC	1,800	14,274

59

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Agribusiness Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States - 37.26%
AGCO Corp. (I)		500	$22,570
Archer-Daniels-Midland Company		3,600	104,364
Bunge, Ltd.		900	54,738
CF Industries Holdings, Inc.		1,050	126,809
Corn Products International, Inc.		700	30,184
Deere & Company		3,500	261,450
Del Monte Foods Company		2,000	37,460
Intrepid Potash, Inc. (I)		1,100	33,715
Lindsay Corp.		300	17,712
Monsanto Company		2,250	134,820
The Mosaic Company		3,100	209,653

			1,033,475

TOTAL COMMON STOCKS (Cost $2,149,316)			$2,792,994

WARRANTS - 0.04%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)		8,500	1,159

TOTAL WARRANTS (Cost $0)			$1,159

Total Investments (Global Agribusiness Fund)
(Cost $2,149,316) - 100.74%			$2,794,153
Other assets and liabilities, net - (0.74%)			(20,465)

TOTAL NET ASSETS - 100.00%			$2,773,688

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 36.82%
Canada - 1.89%
Canada Housing Trust
2.450%, 12/15/2015	CAD	3,000,000	2,891,903
Canada Housing Trust No. 1
4.050%, 03/15/2011 (S)		6,900,000	6,778,676
4.600%, 09/15/2011		2,700,000	2,696,975
Government of Canada
2.000%, 12/01/2014		1,200,000	1,162,710
2.500%, 06/01/2015		200,000	196,937
4.000%, 06/01/2016		1,400,000	1,470,931
Province of Ontario
4.100%, 06/16/2014		$200,000	218,522
4.200%, 06/02/2020	CAD	900,000	905,269

			16,321,923
France - 5.11%
Government of France
3.000%, 01/12/2011	EUR	13,100,000	17,050,375
3.500%, 04/25/2020		1,400,000	1,876,532
4.000%, 04/25/2018		9,700,000	13,642,447
4.250%, 10/25/2018		4,000,000	5,719,678
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012		200,000	263,209
2.250%, 06/11/2012 (S)		$5,500,000	5,632,990

			44,185,231
Germany - 15.52%
Federal Republic of Germany
1.250%, 03/11/2011	EUR	14,500,000	18,853,542
2.250%, 12/10/2010		2,800,000	3,635,341

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany (continued)
Federal Republic of Germany (continued)
3.250%, 01/04/2020		$1,400,000	$1,908,098
3.500%, 07/04/2019		1,900,000	2,638,370
3.750%, 01/04/2019		12,400,000	17,557,328
4.000%, 01/04/2018		14,600,000	21,051,369
4.250%, 07/04/2017 to 07/04/2018		27,400,000	40,096,670
5.000%, 07/04/2011		2,600,000	3,460,317
5.500%, 01/04/2031		5,400,000	9,336,128
6.250%, 01/04/2030		8,400,000	15,649,537

			134,186,700
Japan - 2.78%
Government of Japan
zero coupon, 01/31/2011	JPY	2,010,000,000	24,012,161

			24,012,161
Netherlands - 1.30%
Kingdom of Netherlands
4.000%, 01/15/2011 to 07/15/2019	EUR	5,500,000	7,749,854
4.500%, 07/15/2017		2,400,000	3,509,098

			11,258,952
United Kingdom - 10.22%
Government of United Kingdom
2.750%, 01/22/2015	GBP	20,100,000	32,501,046
4.000%, 09/07/2016		3,800,000	6,468,560
4.250%, 06/07/2032 to 09/07/2039		3,000,000	4,688,435
4.500%, 03/07/2019 to 12/07/2042		13,900,000	23,509,058
4.750%, 09/07/2015 to 12/07/2038		12,200,000	21,179,544

			88,346,643

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $324,697,253)			$318,311,610

CORPORATE BONDS - 35.01%
Australia - 5.52%
Bank of Queensland, Ltd.
5.420%, 10/22/2012 (P)	AUD	2,500,000	2,407,500
5.500%, 10/22/2012		1,000,000	956,503
Bank of Scotland PLC/Australia
5.487%, 07/24/2012 (P)		2,900,000	2,786,777
Commonwealth Bank of Australia
0.572%, 09/17/2014 (P)(S)		$4,200,000	4,185,875
0.673%, 12/10/2012 (P)(S)		3,000,000	2,998,800
0.709%, 07/12/2013 (P)(S)		5,400,000	5,426,417
2.500%, 12/10/2012 (S)		3,400,000	3,515,314
4.500%, 02/20/2014	AUD	2,500,000	2,313,138
ING Bank Australia, Ltd.
5.500%, 10/08/2012		3,400,000	3,255,341
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$5,200,000	5,556,086
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,647,625
Suncorp-Metway, Ltd., Series TD
5.460%, 09/11/2013 (P)	AUD	6,100,000	5,865,524
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		$1,200,000	1,233,856
2.900%, 09/10/2014 (S)		3,400,000	3,598,669

			47,747,425
Canada - 0.49%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	304,799
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	3,231,699

60

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Canada (continued)
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		700,000	$711,602

			4,248,100
Cayman Islands - 0.45%
IPIC, Ltd.
5.000%, 11/15/2020 (S)		1,000,000	973,989
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		2,900,000	2,943,500

			3,917,489
Denmark - 0.11%
Nykredit Realkredit A/S
4.000%, 01/01/2011	DKK	500,000	87,230
Realkredit Danmark A/S
2.000%, 01/01/2011		5,000,000	871,170

			958,400
France - 5.91%
BNP Paribas Home Loan Covered
Bonds SA
3.000%, 07/23/2013	EUR	2,100,000	2,794,174
4.125%, 01/24/2011		1,300,000	1,694,540
4.750%, 05/28/2013		1,700,000	2,353,801
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$5,300,000	5,338,059
2.000%, 02/17/2012	EUR	4,200,000	5,483,160
2.125%, 04/22/2013 (S)		$4,000,000	4,062,504
2.500%, 09/16/2015 (S)		3,900,000	3,897,130
4.500%, 01/09/2013	EUR	2,600,000	3,558,207
Dexia Credit Local
0.539%, 01/12/2012 (P)(S)		$3,300,000	3,285,229
2.625%, 01/21/2014	EUR	2,500,000	3,288,868
2.750%, 01/10/2014 (S)		$3,300,000	3,378,685
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	600,000	792,095
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,180,308
Societe Generale Societe de
Credit Fonciere
4.000%, 07/07/2016	EUR	2,000,000	2,749,663
Valeo SA
3.750%, 06/24/2013		1,200,000	1,571,057
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	4,665,496

			51,092,976
Germany - 1.43%
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013	EUR	6,500,000	8,411,443
5.500%, 06/05/2014	AUD	4,200,000	3,981,223

			12,392,666
Netherlands - 4.09%
ABN Amro Bank NV
3.250%, 01/18/2013	EUR	2,500,000	3,336,285
3.750%, 01/12/2012		200,000	265,600
Achmea Hypotheekbank NV
0.636%, 11/03/2014 (P)(S)		$2,300,000	2,293,728
3.200%, 11/03/2014 (S)		700,000	738,091
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,256,044
Gazprom via White Nights Finance BV
10.500%, 03/08/2014		$2,300,000	2,712,183
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,288,240

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
ING Bank NV (continued)
3.375%, 03/03/2014	EUR	1,800,000	$2,443,393
3.900%, 03/19/2014 (S)		$1,100,000	1,194,905
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		1,400,000	1,442,804
3.250%, 05/22/2014	EUR	1,100,000	1,484,003
NIBC Bank NV
3.500%, 04/07/2014		4,000,000	5,435,467
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month LIBOR
+ 10.868%)
(Q)(S)		$3,275,000	4,265,688
Scotland International Finance No 2 BV
4.250%, 05/23/2013 (S)		4,200,000	4,204,246

			35,360,677
New Zealand - 0.37%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,234,243

			3,234,243
Norway - 0.70%
DnB NOR Boligkreditt
4.500%, 05/16/2011	EUR	1,700,000	2,236,516
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,780,212

			6,016,728
South Korea - 0.18%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,523,693

			1,523,693
Sweden - 1.29%
Stadshypotek AB
0.839%, 09/30/2013 (P)(S)		4,300,000	4,299,961
1.450%, 09/30/2013 (S)		4,300,000	4,318,288
2.750%, 04/30/2015	EUR	1,300,000	1,706,860
Swedbank Hypotek AB
4.625%, 05/23/2011		600,000	790,161

			11,115,270
Switzerland - 0.50%
Transocean, Inc.
4.950%, 11/15/2015		$4,100,000	4,274,012

			4,274,012
United Kingdom - 2.84%
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	135,607
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	101,857
10.179%, 06/12/2021 (S)		800,000	1,022,528
BP Capital Markets PLC
0.423%, 04/11/2011 (P)		300,000	299,863
2.375%, 12/14/2011		100,000	100,727
3.125%, 10/01/2015		2,600,000	2,614,391
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	230,728
Lloyds TSB Bank PLC
1.290%, 04/02/2012 (P)(S)		$1,900,000	1,918,871
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month LIBOR
+ 11.750%)
(Q)(S)		2,600,000	2,948,045
Nationwide Building Society
2.875%, 09/14/2015	EUR	800,000	1,025,859

61

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Nationwide Building Society (continued)
4.625%, 09/13/2012		$1,400,000	$1,886,247
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,142,582
Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		2,400,000	2,443,759
2.650%, 04/23/2012		7,800,000	7,986,256
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	317,984
XL Capital Finance Europe PLC
6.500%, 01/15/2012		400,000	414,495

			24,589,799
United States - 11.13%
Ally Financial, Inc.
6.625%, 05/15/2012		2,000,000	2,050,000
6.875%, 09/15/2011 to 08/28/2012		3,700,000	3,804,500
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,665,646
American General Finance Corp.
6.900%, 12/15/2017		2,000,000	1,585,000
American International Group, Inc.
8.250%, 08/15/2018		1,800,000	2,043,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,600,000	2,652,000
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067	EUR	500,000	473,788
American International Group,
Inc., Series 1
0.399%, 10/18/2011 (P)		$200,000	197,300
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038 (S)	EUR	1,150,000	1,373,338
Autozone, Inc.
5.875%, 10/15/2012		$500,000	539,963
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	5,000,000	6,645,974
Boston Scientific Corp.
6.000%, 06/15/2011		$700,000	715,385
Capital One Financial Corp.
5.700%, 09/15/2011		600,000	621,314
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,310,325
Citigroup, Inc.
0.562%, 06/09/2016 (P)		3,100,000	2,689,135
1.939%, 03/05/2014	EUR	3,500,000	4,241,819
6.000%, 08/15/2017		$2,800,000	3,025,534
6.125%, 11/21/2017		3,400,000	3,708,292
CNA Financial Corp.
6.000%, 08/15/2011		1,000,000	1,029,599
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,764,000
6.000%, 04/15/2011		800,000	808,000
GMAC International Finance BV
5.375%, 06/06/2011	EUR	1,900,000	2,466,296
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		$4,100,000	4,325,500
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,232,644

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Jones Apparel Group, Inc.
5.125%, 11/15/2014		$600,000	$604,500
JPMorgan Chase & Company
6.000%, 01/15/2018		1,500,000	1,689,854
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		3,600,000	796,500
6.875%, 05/02/2018 (H)		4,200,000	960,750
Loews Corp.
5.250%, 03/15/2016		200,000	221,108
Masco Corp.
6.125%, 10/03/2016		700,000	716,696
Merrill Lynch & Company, Inc.
1.268%, 09/14/2018	EUR	1,900,000	2,012,803
2.148%, 05/30/2014		600,000	727,684
6.750%, 05/21/2013		1,900,000	2,616,891
6.875%, 04/25/2018		$5,700,000	6,257,426
Morgan Stanley
0.739%, 10/18/2016 (P)		600,000	542,940
1.357%, 03/01/2013 (P)	EUR	1,100,000	1,361,268
1.377%, 04/13/2016 (P)		200,000	232,490
Motorola, Inc.
6.000%, 11/15/2017		$700,000	768,177
Nationwide Health Properties, Inc.
6.500%, 07/15/2011		600,000	619,079
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,232,286
Sabre Holdings Corp.
7.350%, 08/01/2011		700,000	707,000
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	744,352
SLM Corp.
0.492%, 03/15/2011 (P)		1,300,000	1,287,027
Southwest Airlines Company
5.125%, 03/01/2017		500,000	513,110
Sprint Capital Corp.
8.750%, 03/15/2032		200,000	198,000
Sprint Nextel Corp.
6.000%, 12/01/2016		1,000,000	937,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018		4,400,000	5,252,636
Wal-Mart Stores, Inc.
5.000%, 10/25/2040		1,100,000	1,086,487
6.200%, 04/15/2038		400,000	462,541
WM Covered Bond Program
3.875%, 09/27/2011	EUR	6,600,000	8,684,315

			96,201,772

TOTAL CORPORATE BONDS (Cost $299,003,671)			$302,673,250

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 9.92%
Treasury Inflation Protected Securities (D) - 2.41%
Treasury Inflation Protected Securities
2.000%, 01/15/2026		2,091,045	2,302,763
1.250%, 07/15/2020 (F)		3,505,600	3,689,917
1.750%, 01/15/2028		2,502,408	2,656,854
2.375%, 01/15/2025		2,201,777	2,533,935
2.500%, 01/15/2029 (F)		4,476,560	5,284,440
3.625%, 04/15/2028		1,485,583	1,990,449
3.875%, 04/15/2029		1,727,349	2,404,523

			20,862,881
U.S. Treasury Bonds - 0.87%
4.250%, 05/15/2039		200,000	204,688
4.500%, 08/15/2039 (F)		2,500,000	2,666,405

62

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.500%, 08/15/2028 (F)	$1,500,000	$1,846,641
6.875%, 08/15/2025 (F)	2,000,000	2,789,062

		7,506,796
U.S. Treasury Notes - 6.16%
2.375%, 07/31/2017	3,600,000	3,672,000
2.500%, 06/30/2017 (F)	36,400,000	37,446,499
2.750%, 05/31/2017 (F)	8,400,000	8,785,216
3.625%, 02/15/2020	3,100,000	3,345,821

		53,249,536
Federal Home Loan Mortgage Corp. - 0.06%
0.147%, 02/01/2011 (P)	279,000	279,052
0.362%, 03/09/2011 (P)	286,000	286,106

		565,158
Federal National Mortgage Association - 0.42%
1.553%, 11/01/2042 to 10/01/2044 (P)	2,745,053	2,733,510
2.308%, 11/01/2035 (P)	341,158	345,898
5.107%, 09/01/2035 (P)	253,342	271,155
5.170%, 07/01/2035 (P)	258,791	276,987

		3,627,550

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $84,730,435)		$85,811,921

MUNICIPAL BONDS - 2.28%
California - 1.77%
Bay Area Toll Authority
6.907%, 10/01/2050	1,700,000	1,680,892
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2038	4,300,000	3,934,543
5.125%, 06/01/2047	300,000	192,774
Los Angeles Community College District
6.750%, 08/01/2049	1,900,000	1,990,079
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033	100,000	101,719
7.618%, 08/01/2040	2,100,000	2,134,020
State of California
5.700%, 11/01/2021	2,200,000	2,226,202
7.600%, 11/01/2040	2,200,000	2,271,434
7.700%, 11/01/2030	800,000	811,280

		15,342,943
Georgia - 0.06%
Municipal Electric Authority of Georgia
6.655%, 04/01/2057	500,000	491,725

		491,725
New York - 0.06%
New York City Municipal Water Finance
Authority, Series 1289
8.810%, 12/15/2013 (P)	130,000	130,178
Triborough Bridge & Tunnel Authority
5.550%, 11/15/2040	400,000	372,072

		502,250
Ohio - 0.14%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047	1,700,000	1,193,162

		1,193,162

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		$500,000	$27,725

			27,725
Texas - 0.25%
Northside Independent School District
5.741%, 08/15/2035		700,000	687,337
5.891%, 08/15/2040		1,500,000	1,485,720

			2,173,057

TOTAL MUNICIPAL BONDS (Cost $20,651,506)			$19,730,862

TERM LOANS (M) - 0.10%
United States - 0.10%
Ford Motor Company
3.258%, 12/15/2013		893,862	884,422

TOTAL TERM LOANS (Cost $893,862)			$884,422

CAPITAL PREFERRED SECURITIES - 0.27%
Cayman Islands - 0.25%
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP LIBOR
+ 2.060%)
(Q)	GBP	1,513,000	2,180,821
United States - 0.02%
State Street Capital Trust IV
1.292%, 06/15/2037		$200,000	148,792

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,413,540)			$2,329,613

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.12%
Commercial & Residential - 14.25%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.996%, 09/25/2035 (P)		124,544	95,344
American Home Mortgage
Investment Trust
Series 2007-1, Class GA2,
0.493%, 05/25/2047 (P)		388,200	57,932
Series 2004-3, Class 5A,
2.278%, 10/25/2034 (P)		352,870	311,421
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.018%, 07/01/2034 (P)	EUR	333,505	421,252
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.832%, 02/20/2036 (P)		1,296,897	1,228,658
Series 2006-J, Class 4A1,
5.905%, 01/20/2047 (P)		192,736	140,863
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.423%, 01/25/2037 (P)		$2,117,480	1,207,956
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A2,
2.380%, 08/25/2035 (P)		1,058,274	999,852
Series 2005-9, Class A1,
2.560%, 10/25/2035 (P)		2,263,800	1,993,190
Series 2003-5, Class 1A2,
2.712%, 08/25/2033 (P)		64,439	64,233
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)		1,712,066	1,629,540

63

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable Rate Mortgage
Trust (continued)
Series 2003-7, Class 6A,
2.912%, 10/25/2033 (P)	$145,723	$149,786
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)	431,804	412,921
Series 2004-2, Class 22A,
3.012%, 05/25/2034 (P)	295,299	278,950
Series 2003-9, Class 2A1,
3.401%, 02/25/2034 (P)	25,177	22,678
Series 2004-2, Class 23A,
4.530%, 05/25/2034 (P)	106,549	106,580
Series 2005-4, Class 3A1,
5.389%, 08/25/2035 (P)	595,637	532,174
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.413%, 02/25/2034 (P)	82,463	65,007
Series 2005-7, Class 22A1,
2.976%, 09/25/2035 (P)	1,720,995	1,328,272
Series 2005-9, Class 24A1,
2.991%, 11/25/2035 (P)	858,741	510,285
Series 2006-6, Class 31A1,
5.239%, 11/25/2036 (P)	2,040,227	1,278,943
Series 2006-6, Class 32A1,
5.342%, 11/25/2036 (P)	1,533,726	969,449
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.073%, 01/26/2036 (P)	905,499	597,645
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.503%, 05/20/2045 (P)	684,117	393,868
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.053%, 08/25/2035 (P)(S)	1,114,560	729,920
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	584,408	548,642
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)	624,446	559,512
Series 2005-11, Class A2A,
2.630%, 12/25/2035 (P)	1,531,736	1,464,804
Series 2005-11, Class 1A1,
2.820%, 12/25/2035 (P)	337,651	307,649
Commercial Mortgage Pass Through
Certificates,
Series 2006-CN2A, Class A2FL
0.474%, 02/05/2019 (P)(S)	2,600,000	2,448,373
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1,
0.433%, 02/20/2047 (P)	2,120,398	1,190,650
Series 2007-OA7, Class A1A,
0.433%, 05/25/2047 (P)	2,109,232	1,175,882
Series 2006-OA1, Class 2A1,
0.463%, 03/20/2046 (P)	1,297,639	718,707
Series 2005-81, Class A1,
0.533%, 02/25/2037 (P)	3,925,669	2,223,993
Series 2007-11T1, Class A12,
0.603%, 05/25/2037 (P)	530,109	288,499
Series 2005-56, Class 2A3,
1.842%, 11/25/2035 (P)	107,622	64,583
Series 2005-56, Class 2A2,
2.382%, 11/25/2035 (P)	107,695	68,401
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	195,435	162,384

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2007-7T2, Class A9,
6.000%, 04/25/2037		$288,174	$202,606
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		229,401	162,484
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.583%, 02/25/2035 (P)		241,758	180,255
Series 2004-25, Class 2A1,
0.593%, 02/25/2035 (P)		289,101	214,077
Series 2005-R2, Class 1AF1,
0.593%, 06/25/2035 (P)(S)		106,599	91,846
Series 2004-12, Class 12A1,
2.950%, 08/25/2034 (P)		766,635	645,583
Series 2004-12, Class 11A1,
2.984%, 08/25/2034 (P)		72,449	53,318
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)		538,823	429,518
Series 2004-22, Class A3,
3.121%, 11/25/2034 (P)		261,325	213,789
Series 2005-HYB9, Class 5A1,
5.250%, 02/20/2036 (P)		542,799	358,736
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-AR18, Class 2A3,
2.508%, 07/25/2033 (P)		24,170	22,959
Series 2003-AR20, Class 2A1,
2.699%, 08/25/2033 (P)		258,263	259,079
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.949%, 12/18/2049		300,000	327,394
Crusade Global Trust
Series 2004-2, Class A2,
1.184%, 11/19/2037 (P)		685,646	865,014
Series 2005-2, Class A2,
5.218%, 08/14/2037 (P)		3,250,014	3,012,885
Delphinus BV, Series 2001-II, Class A1
1.321%, 11/28/2031 (P)	EUR	470,580	535,873
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.291%, 11/20/2035 (P)		862,642	1,091,321
First Flexible PLC, Series 7, Class A
0.845%, 09/15/2033 (P)	GBP	599,347	839,468
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.706%, 12/25/2033 (P)		143,433	140,415
Series 2003-AR2, Class 2A1,
2.838%, 07/25/2033 (P)		65,328	63,887
Series 2005-AR3, Class 2A1,
2.924%, 08/25/2035 (P)		125,941	120,594
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.603%, 11/15/2031 (P)		367,510	334,095
German Residential Asset Note Distributor
PLC, Series 2006-1, Class A
1.240%, 07/20/2016 (P)	EUR	1,185,716	1,356,070
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.168%, 06/25/2034 (P)		$19,112	16,630
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
0.862%, 03/18/2039 (P)	EUR	1,154,976	1,552,369

64

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Great Hall Mortgages PLC (continued)
Series 2007-1, Class A2B,
1.009%, 03/18/2039 (P)		1,924,960	$2,158,633
Series 2006-1, Class A2B,
1.029%, 06/18/2038 (P)		1,848,010	2,072,709
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.333%, 10/25/2046 (P)		$554,611	506,020
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.118%, 10/25/2033 (P)		17,762	15,205
GS Mortgage Securities Corp. II
4.592%, 08/10/2043 (S)		1,100,000	1,153,702
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.140%, 03/25/2033 (P)		121,332	119,291
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.953%, 01/25/2032 (P)		141,828	131,082
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.443%, 01/19/2038 (P)		1,918,671	1,246,215
Series 2006-1, Class 2A1A,
0.493%, 03/19/2036 (P)		1,342,951	820,681
Series 2005-4, Class 3A1,
2.961%, 07/19/2035 (P)		40,929	32,952
Series 2003-1, Class A,
3.089%, 05/19/2033 (P)		239,494	241,570
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
2.353%, 10/15/2054 (P)(S)	EUR	3,800,000	4,919,351
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.039%, 12/15/2016 (P)		1,255,231	1,468,432
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.697%, 12/25/2034 (P)		$75,601	55,746
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		407,802	369,576
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.191%, 11/25/2033 (P)		168,910	169,579
Series 2007-A1, Class 5A6,
3.183%, 07/25/2035 (P)		493,662	389,670
Series 2006-A1, Class 3A2,
5.434%, 02/25/2036 (P)		1,149,261	1,068,133
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.375%, 12/15/2049 (P)	GBP	2,557,238	3,366,170
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.693%, 12/15/2030 (P)		$703,150	662,442
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.503%, 08/25/2036 (P)		157,111	124,980
Series 2003-C, Class A1,
0.913%, 06/25/2028 (P)		536,728	517,536
Series 2005-2, Class 1A,
2.009%, 10/25/2035 (P)		852,058	774,536
Series 2003-A2, Class 1A1,
2.574%, 02/25/2033 (P)		109,912	105,117

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-8, Class A3
6.163%, 08/12/2049 (P)		$2,000,000	$2,152,662
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.704%, 10/07/2020 (P)		4,336,121	4,338,154
Series 2010-R2, Class 2A,
0.723%, 11/05/2020 (P)		21,900,000	21,886,313
Newgate Funding PLC
Series 2007-3X, Class A1,
1.325%, 12/15/2050 (P)		1,467,858	2,212,014
Series 2007-3X, Class A3,
1.725%, 12/15/2050 (P)		4,200,000	4,320,917
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.354%, 02/21/2038 (P)(S)		950,516	907,925
Series 2005-P11, Class BA,
4.970%, 08/22/2037 (P)		284,614	264,252
Series 2004-P10, Class BA,
5.373%, 07/12/2036 (P)		332,424	312,146
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.403%, 02/25/2047 (P)		482,780	243,105
Series 2006-QO6, Class A1,
0.433%, 06/25/2046 (P)		2,157,443	870,664
Series 2006-QO3, Class A1,
0.463%, 04/25/2046 (P)		1,322,250	554,204
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.653%, 01/25/2046 (P)		589,495	268,375
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		268,394	198,557
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.270%, 09/25/2035 (P)		168,963	123,747
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.875%, 06/12/2044 (P)	GBP	1,098,172	1,486,100
Sequoia Mortgage Trust, Series 5, Class A
0.603%, 10/19/2026 (P)		$210,703	181,232
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-19, Class 2A1,
1.730%, 01/25/2035 (P)		718,020	401,178
Series 2004-4, Class 3A2,
2.765%, 04/25/2034 (P)		342,632	306,025
Series 2004-1, Class 4A1,
2.785%, 02/25/2034 (P)		151,213	145,793
Series 2004-1, Class 4A2,
2.785%, 02/25/2034 (P)		831,672	800,264
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)		501,828	471,127
Structured Asset Mortgage Investments,
Inc., Series 2006-AR3, Class 12A1
0.473%, 05/25/2036 (P)		1,715,299	978,799
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.861%, 10/25/2035 (P)(S)		426,143	344,086
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.432%, 03/09/2036 (P)		726,574	706,199

65

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Swan
Series 2006-1E, Class A1,
0.366%, 05/12/2037 (P)		$1,225,873	$1,185,576
Series 2006-1E, Class A2,
5.200%, 05/12/2037 (P)		1,103,286	1,028,532
Series 2010-1, Class A,
6.130%, 04/25/2041 (P)		2,481,098	2,355,628
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.373%, 10/25/2046 (P)		1,239,245	1,222,498
Torrens Trust, Series 2007-1, Class A
5.240%, 10/19/2038 (P)	AUD	1,713,300	1,599,984
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.483%, 04/25/2045 (P)		$473,603	388,757
Series 2005-AR13, Class A1A1,
0.543%, 10/25/2045 (P)		166,703	140,942
Series 2005-AR2, Class 2A1A,
0.563%, 01/25/2045 (P)		266,476	223,860
Series 2003-R1, Class A1,
0.793%, 12/25/2027 (P)		816,575	719,482
Series 2006-AR19, Class 1A,
1.082%, 01/25/2047 (P)		560,015	331,273
Series 2006-AR17, Class 1A1A,
1.152%, 12/25/2046 (P)		428,162	298,810
Series 2006-AR3, Class A1A,
1.342%, 02/25/2046 (P)		939,187	704,152
Series 2002-AR17, Class 1A,
1.542%, 11/25/2042 (P)		320,697	278,621
Series 2003-AR5, Class A7,
2.698%, 06/25/2033 (P)		99,311	94,933
Series 2003-AR9, Class 1A6,
2.707%, 09/25/2033 (P)		3,350,364	3,234,119
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.282%, 07/25/2046 (P)		400,928	182,883
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-S, Class A1,
2.886%, 09/25/2034 (P)		287,524	292,700
Series 2006-AR2, Class 2A1,
3.921%, 03/25/2036 (P)		2,386,096	2,111,547

			123,196,526
U.S. Government Agency - 0.87%
Federal Home Loan Mortgage Corp.
Series 2004-2895, Class F,
0.603%, 06/15/2031 (P)		207,686	208,092
Series T-63, Class 1A1,
1.553%, 02/25/2045 (P)		251,924	243,468
Federal National Mortgage Association
Series 2005-120, Class NF,
0.353%, 01/25/2021 (P)		181,289	181,345
Series 2006-15, Class FC,
0.383%, 03/25/2036 (P)		519,636	487,828
Series 2006-16, Class FC,
0.553%, 03/25/2036 (P)		1,673,094	1,675,111
Series 2003-W6, Class F,
0.603%, 09/25/2042 (P)		561,125	551,207
Series 2004-W2, Class 5AF,
0.603%, 03/25/2044 (P)		374,676	356,233

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2010-136, Class FA,
0.756%, 12/25/2040 (P)		$3,300,000	$3,300,642
Series 2006-5, Class 3A2,
2.686%, 05/25/2035 (P)		514,002	512,702

			7,516,628

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $145,922,426)			$130,713,154

ASSET BACKED SECURITIES - 2.29%
Access Group, Series 2008-1, Class A
1.588%, 10/27/2025 (P)		2,269,934	2,320,617
Aquilae CLO PLC,
Series 2006-1X, Class A
1.341%, 01/17/2023 (P)	EUR	3,028,787	3,433,005
Bumper 2 SA, Series 2009-3, Class A
2.379%, 06/20/2022 (P)		950,529	1,236,795
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A1,
0.303%, 08/25/2037 (P)		$268,148	259,593
Series 2006-25, Class 2A1,
0.323%, 06/25/2047 (P)		311,847	306,240
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.303%, 11/25/2036 (P)		216,595	214,666
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	1,000,000	995,753
Globaldrive BV, Series 2009-A, Class A
3.000%, 07/20/2015	EUR	2,727,002	3,543,187
Landmark CDO, Ltd.,
Series 2005-1A, Class A1L
0.596%, 06/01/2017 (P)(S)		$4,041,602	3,820,527
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.533%, 10/25/2034 (P)		134,514	114,366
Magnolia Funding, Ltd.
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	753,518
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)(P)		782,720	1,007,298
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		1,065,574	1,098,172
Nelnet Student Loan Trust,
Series 2008-4, Class A1
0.818%, 04/27/2015 (P)		8,301	8,305
SACO I, Inc., Series 2005-10, Class 1A
0.513%, 06/25/2036 (P)		300,130	123,083
SC Germany Auto, Series 2007-1, Class A
0.923%, 08/11/2015 (P)	EUR	149,689	194,034
SLM Student Loan Trust,
Series 2003-6, Class A4
0.492%, 12/17/2018 (P)		$313,161	311,974
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.483%, 10/25/2035 (P)		75,203	74,948

TOTAL ASSET BACKED SECURITIES (Cost $20,374,325)			$19,816,081

66

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.01%
United States - 0.01%
SLM Corp. 4.290%	6,200	$111,600

TOTAL PREFERRED SECURITIES (Cost $69,750)		$111,600

OPTIONS PURCHASED - 0.00%
Calls - 0.00%
Over the Counter Purchased Call on BRL
vs. USD Futures (Expiration Date:
12/06/2010, Strike Price: $1.735) (I)	5,400,000	$16,627

TOTAL OPTIONS PURCHASED (Cost $60,480)		16,627

SHORT-TERM INVESTMENTS - 0.72%
Repurchase Agreement - 0.71%
Morgan Stanley Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.260%
to be repurchased at $6,100,044 on
12/01/2010, collateralized by
$6,255,700 U.S. Treasury Notes, 1.375%
due 11/30/2015 (valued at $6,242,016,
including interest)	$6,100,000	6,100,000
Short-Term Securities* - 0.01%
U.S. Treasury Bill, 0.228%, 12/16/2010	100,000	99,992

TOTAL SHORT-TERM INVESTMENTS (Cost $6,200,010)		$6,199,992

Total Investments (Global Bond Fund)
(Cost $904,017,258) - 102.54%		$886,599,132
Other assets and liabilities, net - (2.54%)		(21,985,872)

TOTAL NET ASSETS - 100.00%		$864,613,260

Global Infrastructure Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.33%
Australia - 1.27%
Transurban Group, Ltd.	6,000	$29,860
Belgium - 0.97%
Elia System Operator SA/NV (I)	647	22,879
Bermuda - 2.24%
Knightsbridge Tankers, Ltd.	800	18,192
Ship Finance International, Ltd.	1,600	34,736

		52,928
Brazil - 4.27%
Cia de Saneamento de Minas Gerais	1,575	25,169
Cia Energetica de Minas Gerais, ADR	1,755	29,975
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR	516	23,297
EDP - Energias do Brasil SA	1,046	22,328

		100,769
Canada - 18.30%
Alange Energy Corp. (I)	17,000	10,102
ATCO, Ltd.	827	46,153
Canyon Services Group, Inc. (I)	3,400	36,102
Cline Mining Corp. (I)	7,000	18,616
Enbridge, Inc.	1,200	66,828
Midway Energy, Ltd. (I)	5,000	20,700
Pacific Rubiales Energy Corp.	1,000	31,172
SNC-Lavalin Group, Inc.	800	42,714
The Churchill Corp. (I)	500	8,933

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
TransCanada Corp.	2,400	$84,792
Trican Well Service, Ltd.	1,200	23,075
Uranium One, Inc.	3,500	17,286
Western Coal Corp. (I)	2,500	25,254

		431,727
China - 1.28%
Jiangsu Expressway, Ltd. (I)	28,000	30,285
France - 3.29%
Aeroports de Paris	100	7,657
Bouygues SA	300	11,993
GDF Suez	634	21,157
GDF Suez	304	10,074
Groupe Eurotunnel SA	2,000	17,109
Vinci SA	200	9,702

		77,692
Germany - 6.50%
Bilfinger Berger AG	200	14,585
E.ON AG, SADR	2,651	76,534
EnBW Energie Baden-Wuerttemberg AG	154	7,083
Fraport AG, ADR	300	17,617
RWE AG	602	37,469

		153,288
Hong Kong - 3.87%
China Merchants Holdings
International Company, Ltd.	13,000	50,923
COSCO Pacific, Ltd.	18,000	28,271
GZI Transportation, Ltd.	22,000	11,993

		91,187
Italy - 8.41%
Autostrade SpA	6,100	119,464
Enel SpA	16,788	78,840

		198,304
Japan - 0.89%
Kyowa Exeo Corp.	900	8,012
Nippon Densetsu Kogyo Company, Ltd.	1,400	13,015

		21,027
Netherlands - 4.96%
Imtech NV	600	20,224
Koninklijke Vopak NV	2,100	96,678

		116,902
Portugal - 0.82%
EDP - Energias de Portugal SA, SADR	608	19,426
Singapore - 2.27%
Sia Engineering Company, Ltd.	8,000	25,394
Singapore Airport Terminal Services, Ltd.	13,000	28,267

		53,661
South Korea - 0.46%
Samchully Company, Ltd.	120	10,805
Spain - 2.86%
Abertis Infraestructuras SA	4,226	67,388
Thailand - 3.60%
Bangkok Expressway PCL	26,000	15,911
Electricity Generating PCL	10,141	31,548
Ratchaburi Electricity Generating Holding PCL	32,442	37,561

		85,020
United Kingdom - 6.73%
Balfour Beatty PLC	5,500	23,408

67

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
BBA Aviation PLC	15,000	$44,366
Centrica PLC	8,739	41,726
Scottish & Southern Energy PLC	2,774	49,322

		158,822
United States - 27.34%
Ameren Corp.	1,280	36,762
Chevron Corp.	300	24,291
Cleco Corp.	1,578	47,861
ConocoPhillips	300	18,051
Constellation Energy Group, Inc.	332	9,416
DTE Energy Company	465	20,716
Edison International	872	32,212
El Paso Corp.	2,000	26,980
El Paso Electric Company (I)	3,122	82,233
El Paso Pipeline Partners LP	500	16,560
Gran Tierra Energy, Inc. (I)	5,500	40,987
IDACORP, Inc.	1,020	37,046
Public Service Enterprise Group, Inc.	801	24,695
Southern Union Company	800	18,888
Southwest Gas Corp.	1,441	50,478
Spectra Energy Corp.	4,300	102,211
Swift Energy Company (I)	400	14,596
The Williams Companies, Inc.	1,800	41,058

		645,041

TOTAL COMMON STOCKS (Cost $2,209,560)		$2,367,011

Total Investments (Global Infrastructure Fund)
(Cost $2,209,560) - 100.33%		$2,367,011
Other assets and liabilities, net - (0.33%)		(7,853)

TOTAL NET ASSETS - 100.00%		$2,359,158

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.15%
Australia - 8.29%
CFS Gandel Retail Trust	1,402,956	$2,405,057
Charter Hall Group, Ltd.	308,274	740,848
Commonwealth Property Office Fund	643,562	505,761
Dexus Property Group	2,428,275	1,812,283
General Property Trust, Ltd.	1,593,688	4,230,747
Goodman Group	5,698,689	3,488,697
ING Office Fund	1,226,624	686,682
Macquarie Office Trust	781,995	2,122,624
Mirvac Group, Ltd.	2,574,095	3,143,020
Stockland	1,252,494	4,389,421
Westfield Group	1,379,144	16,036,013

		39,561,153
Austria - 0.00%
Immofinanz AG - Escrow Shares (I)(L)	140,000	0
Brazil - 0.30%
Aliansce Shopping Centers SA	172,700	1,410,125
Canada - 4.78%
Boardwalk Real Estate Investment Trust	79,900	3,191,174
Brookfield Properties Corp. (L)	431,750	6,981,398
Canadian Real Estate Investment Trust	88,450	2,677,065
Chartwell Seniors Housing Real Estate
Investment Trust	490,550	3,846,795

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Chartwell Seniors Housing Real Estate
Investment Trust (S)(I)	24,600	$192,908
H&R Real Estate Investment Trust (L)	187,400	3,614,554
InnVest Real Estate Investment Trust	355,700	2,286,903

		22,790,797
China - 0.78%
Agile Property Holdings, Ltd.	2,702,000	3,737,703
Finland - 0.18%
Technopolis Oyj (I)	170,000	838,047
France - 3.31%
ICADE	34,750	3,254,907
Klepierre SA	131,000	4,132,609
Unibail-Rodamco SE	48,500	8,427,359

		15,814,875
Germany - 0.18%
Alstria Office Real Estate Investment Trust	69,000	869,290
Guernsey, C.I. - 0.07%
Camper & Nicholsons Marina
Investments, Ltd. (I)	1,200,000	326,644
Hong Kong - 17.23%
China Overseas Land & Investment, Ltd.	4,419,452	8,472,869
Hang Lung Properties, Ltd.	762,592	3,529,697
Henderson Land Development Company, Ltd.	1,160,000	8,150,842
Hong Kong Land Holdings, Ltd.	1,645,000	11,148,315
Hysan Development Company, Ltd.	1,404,000	5,782,701
Kerry Properties, Ltd.	966,803	4,842,174
New World Development Company, Ltd.	2,016,000	3,972,575
Sun Hung Kai Properties, Ltd.	1,562,173	25,629,011
The Link	735,000	2,292,242
Wharf Holdings, Ltd.	1,257,000	8,381,599

		82,202,025
Indonesia - 0.23%
Agung Podomoro Land Tbk Pt (I)	24,650,500	1,077,811
Italy - 0.33%
Immobiliare Grande Distribuzione (I)	947,376	1,586,885
Japan - 10.02%
Daikyo, Inc. (I)(L)	1,356,000	2,310,881
Japan Real Estate Investment Corp.	472	4,546,521
Mitsubishi Estate Company, Ltd.	482,000	8,132,828
Mitsui Fudosan Company, Ltd.	876,000	15,513,787
Nippon Building Fund, Inc.	722	7,040,533
Sumitomo Realty &
Development Company, Ltd.	477,000	10,271,604

		47,816,154
Jersey, C.I. - 0.66%
LXB Retail Properties PLC (I)	1,350,000	2,047,535
Max Property Group PLC (I)	625,000	1,079,055

		3,126,590
Luxembourg - 0.35%
ProLogis European Properties (I)	282,000	1,676,121
Malta - 0.00%
BGP Holdings PLC (I)	4,606,148	6
Netherlands - 1.78%
Corio NV	51,500	2,964,572
Eurocommercial Properties NV	37,500	1,500,082
Wereldhave NV	46,000	4,048,141

		8,512,795

68

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 0.25%
Norwegian Property ASA (I)	787,187	$1,180,319
Philippines - 0.66%
Megaworld Corp.	57,534,300	3,136,253
Singapore - 4.01%
Capitaland, Ltd.	1,413,500	3,861,371
CapitaMall Trust	3,608,000	5,025,866
CDL Hospitality Trusts	1,787,000	2,789,580
Keppel Land, Ltd.	1,537,000	5,523,715
Suntec Real Estate Investment Trust	1,817,000	1,953,755

		19,154,287
South Africa - 0.26%
South African Property Opportunities PLC (I)	1,155,000	1,221,650
Sweden - 0.25%
Kungsleden Abkungsleden AB	165,000	1,214,240
United Kingdom - 5.33%
Big Yellow Group PLC	186,836	926,837
Capital & Regional PLC (I)	1,100,000	525,361
Conygar Investment Company PLC (I)	400,000	629,666
Derwent Valley Holdings PLC (I)	60,000	1,335,487
Development Securities PLC	420,000	1,269,238
Great Portland Estates PLC	27,552	141,436
Hansteen Holdings PLC	927,000	1,069,784
Land Securities Group PLC	465,000	4,545,680
Metric Property Investments PLC (I)	625,000	1,008,787
NR Nordic and Russia Properties, Ltd.	735,197	305,383
Primary Health Properties PLC	126,893	633,569
Quintain Estates & Development PLC	1,600,000	852,160
Safestore Holdings, Ltd.	1,066,080	2,013,497
Segro PLC	1,415,000	6,012,031
Songbird Estates PLC (I)	466,738	980,198
Terrace Hill Group PLC (I)	1,800,000	489,967
Unite Group PLC (I)	930,000	2,706,135

		25,445,216
United States - 38.90%
Apartment Investment & Management
Company, Class A	115,050	2,775,006
AvalonBay Communities, Inc. (L)	52,906	5,837,119
Boston Properties, Inc. (L)	145,600	12,201,280
Brandywine Realty Trust	367,950	4,069,527
BRE Properties, Inc.	146,750	6,320,523
Brookdale Senior Living, Inc. (I)	146,850	2,807,772
Campus Crest Communities, Inc. (I)	99,000	1,248,390
Cogdell Spencer, Inc.	226,000	1,292,720
Colonial Properties Trust	177,550	3,195,900
CommonWealth REIT	134,687	3,371,216
DCT Industrial Trust, Inc.	428,100	2,114,814
Developers Diversified Realty Corp. (L)	496,375	6,368,491
Digital Realty Trust, Inc. (L)	168,000	8,823,360
Douglas Emmett, Inc.	193,950	3,238,965
Equity Residential	222,650	11,128,047
Extra Space Storage, Inc.	306,900	4,916,538
General Growth Properties, Inc.	384,400	6,223,436
Glimcher Realty Trust	257,800	2,108,804
HCP, Inc.	22,400	737,632
Host Hotels & Resorts, Inc.	523,804	8,632,290
Hudson Pacific Properties, Inc.	40,000	610,400
Kimco Realty Corp.	17,300	288,218
LTC Properties, Inc.	94,100	2,539,759
Medical Properties Trust, Inc.	140,100	1,468,248
Nationwide Health Properties, Inc.	97,517	3,515,488
Pebblebrook Hotel Trust (I)	128,050	2,399,657
Post Properties, Inc.	136,550	4,652,259

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
ProLogis	654,950	$8,520,900
PS Business Parks, Inc.	11,800	611,476
Public Storage	72,000	6,955,200
Ramco-Gershenson Properties Trust	146,500	1,684,750
Regency Centers Corp. (L)	177,030	7,208,662
Sabra Healthcare REIT, Inc.	44,749	762,970
Senior Housing Properties Trust	287,763	6,425,748
Simon Property Group, Inc.	257,373	25,351,241
SL Green Realty Corp.	147,725	9,661,215
Strategic Hotels & Resorts, Inc. (I)	425,000	1,984,750
Sun Healthcare Group, Inc. (I)	26,320	257,936
Sunstone Hotel Investors, Inc. (I)	27,900	265,608
Tanger Factory Outlet Centers, Inc.	38,950	1,868,821
Taubman Centers, Inc.	24,100	1,169,573

		185,614,709

TOTAL COMMON STOCKS (Cost $383,516,522)		$468,313,695

RIGHTS - 0.00%
Commonwealth Property Office Fund
(Expiration Date 12/8/2010, Strike
Price: AUD 0.86) (I)	56,201	0

TOTAL RIGHTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 8.52%
Repurchase Agreement - 0.78%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $3,723,001 on 12/1/2010,
collateralized by $3,490,000 Federal National
Mortgage Association, 4.625% due 5/1/2013
(valued at $3,799,738, including interest)	3,723,000	3,723,000
Securities Lending Collateral - 7.74%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	3,692,148	36,947,698

TOTAL SHORT-TERM INVESTMENTS (Cost $40,667,148)		$40,670,698

Total Investments (Global Real Estate Fund)
(Cost $424,183,670) - 106.67%		$508,984,393
Other assets and liabilities, net - (6.67%)		(31,812,721)

TOTAL NET ASSETS - 100.00%		$477,171,672

Global Timber Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.78%
Australia - 1.03%
Gunns, Ltd. (I)	43,489	$27,635
Brazil - 6.04%
Duratex SA	8,261	94,433
Fibria Celulose SA, SADR (I)	4,440	67,843

		162,276
Canada - 11.13%
Canfor Corp. (I)	9,031	87,007
Domtar Corp.	949	72,048
Fortress Paper, Ltd. (I)	1,769	70,946
West Fraser Timber Company, Ltd.	1,582	68,886

		298,887

69

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Timber Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 1.44%
Shandong Chenming Paper Holdings, Ltd.	48,761	$38,650
Finland - 9.69%
Stora Enso OYJ, Series R	12,226	105,149
UPM-Kymmene OYJ	10,440	154,946

		260,095
Hong Kong - 9.16%
Nine Dragons Paper Holdings, Ltd.	15,000	22,561
Sino-Forest Corp. (I)	10,310	223,364

		245,925
Japan - 7.64%
Nippon Paper Group, Inc.	6,048	143,671
Oji Paper Company, Ltd.	13,452	61,404

		205,075
South Africa - 1.54%
Sappi, Ltd., SADR (I)	8,087	41,244
South Korea - 3.63%
Hansol Paper Company, Inc.	6,500	57,652
Moorim Paper Company, Ltd.	5,010	39,944

		97,596
Sweden - 2.69%
Svenska Cellulosa AB	4,954	72,181
United States - 40.79%
Boise, Inc.	10,069	74,007
Clearwater Paper Corp. (I)	538	43,309
International Paper Company	3,461	86,421
KapStone Paper and Packaging Corp. (I)	4,599	67,697
Kimberly-Clark Corp.	760	47,036
MeadWestvaco Corp.	1,505	37,384
Packaging Corp. of America	2,191	56,199
Plum Creek Timber Company, Inc.	3,250	117,130
Potlatch Corp.	2,479	78,535
Rayonier, Inc.	4,793	244,251
Sonoco Products Company	3,927	128,649
Weyerhaeuser Company	6,872	114,694

		1,095,312

TOTAL COMMON STOCKS (Cost $2,154,532)		$2,544,876

PREFERRED SECURITIES - 5.93%
Brazil - 5.93%
Suzano Papel e Celulose SA	18,189	159,125

TOTAL PREFERRED SECURITIES (Cost $151,805)		$159,125

Total Investments (Global Timber Fund)
(Cost $2,306,337) - 100.71%		$2,704,001
Other assets and liabilities, net - (0.71%)		(18,990)

TOTAL NET ASSETS - 100.00%		$2,685,011

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.65%
Consumer Discretionary - 24.46%
Auto Components - 0.79%
BorgWarner, Inc. (I)	29,100	$1,755,894

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.38%
Brilliance China Automotive Holdings, Ltd. (I)	912,000	$838,304
Hotels, Restaurants & Leisure - 6.79%
Chipotle Mexican Grill, Inc. (I)(L)	9,300	2,403,957
Ctrip.com International, Ltd., ADR (I)	30,400	1,332,128
Home Inns & Hotels Management,
Inc., ADR (I)(L)	30,100	1,433,061
Las Vegas Sands Corp. (I)(L)	55,100	2,759,408
Panera Bread Company, Class A (I)	12,093	1,212,202
Royal Caribbean Cruises, Ltd. (I)(L)	146,800	5,908,700

		15,049,456
Internet & Catalog Retail - 6.10%
Netflix, Inc. (I)(L)	33,900	6,980,010
priceline.com, Inc. (I)	16,600	6,541,230

		13,521,240
Leisure Equipment & Products - 0.50%
Polaris Industries, Inc. (L)	15,100	1,097,619
Media - 1.34%
IMAX Corp. (I)	108,700	2,957,727
Multiline Retail - 1.42%
Dollar Tree, Inc. (I)	57,100	3,137,645
Specialty Retail - 5.47%
O’Reilly Automotive, Inc. (I)	95,700	5,759,226
PetSmart, Inc.	68,000	2,574,480
Williams-Sonoma, Inc. (L)	113,600	3,779,472

		12,113,178
Textiles, Apparel & Luxury Goods - 1.67%
Fossil, Inc. (I)	28,900	1,955,085
Lululemon Athletica, Inc. (I)(L)	32,600	1,748,012

		3,703,097

		54,174,160
Consumer Staples - 3.68%
Food & Staples Retailing - 2.11%
Costco Wholesale Corp.	15,600	1,054,716
Whole Foods Market, Inc. (I)	76,600	3,617,052

		4,671,768
Food Products - 1.10%
Mead Johnson Nutrition Company	40,800	2,430,456
Household Products - 0.47%
Church & Dwight Company, Inc.	15,900	1,037,475

		8,139,699
Energy - 8.18%
Energy Equipment & Services - 5.59%
Atwood Oceanics, Inc. (I)	33,200	1,181,920
Complete Production Services, Inc. (I)	77,800	2,213,410
Core Laboratories NV (L)	24,400	2,088,640
Dril-Quip, Inc. (I)	19,000	1,471,360
FMC Technologies, Inc. (I)(L)	31,500	2,653,560
McDermott International, Inc. (I)	60,900	1,116,297
National Oilwell Varco, Inc.	26,800	1,642,572

		12,367,759
Oil, Gas & Consumable Fuels - 2.59%
Concho Resources, Inc. (I)	39,400	3,260,350
Pioneer Natural Resources Company	31,000	2,483,410

		5,743,760

		18,111,519

70

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 4.18%
Capital Markets - 0.70%
Lazard, Ltd., Class A	43,500	$1,557,735
Consumer Finance - 1.20%
Discover Financial Services	144,900	2,648,772
Real Estate Investment Trusts - 0.49%
AvalonBay Communities, Inc.	7,900	871,607
Digital Realty Trust, Inc. (L)	4,200	220,584

		1,092,191
Real Estate Management & Development - 1.79%
CB Richard Ellis Group, Inc., Class A (I)	151,400	2,905,366
Jones Lang LaSalle, Inc.	13,200	1,053,624

		3,958,990

		9,257,688
Health Care - 12.98%
Biotechnology - 2.92%
Alexion Pharmaceuticals, Inc. (I)	40,800	3,119,160
United Therapeutics Corp. (I)	35,400	2,227,722
Vertex Pharmaceuticals, Inc. (I)(L)	33,900	1,123,107

		6,469,989
Health Care Equipment & Supplies - 3.06%
C.R. Bard, Inc.	33,800	2,867,930
Masimo Corp. (L)	25,006	771,685
Varian Medical Systems, Inc. (I)(L)	47,700	3,140,091

		6,779,706
Health Care Providers & Services - 1.59%
Express Scripts, Inc. (I)	67,800	3,531,702
Health Care Technology - 1.44%
SXC Health Solutions Corp. (I)	82,900	3,179,215
Life Sciences Tools & Services - 2.43%
Illumina, Inc. (I)(L)	46,100	2,771,532
Life Technologies Corp. (I)	27,100	1,349,716
Agilent Technologies, Inc. (I)	36,032	1,261,841

		5,383,089
Pharmaceuticals - 1.54%
Salix Pharmaceuticals, Ltd. (I)	29,200	1,303,780
Shire PLC, ADR	29,800	2,096,132

		3,399,912

		28,743,613
Industrials - 16.18%
Aerospace & Defense - 3.52%
BE Aerospace, Inc. (I)	162,520	5,769,460
Precision Castparts Corp.	882	121,778
TransDigm Group, Inc. (I)	27,759	1,901,492

		7,792,730
Air Freight & Logistics - 0.76%
Expeditors International of Washington, Inc.	31,782	1,681,268
Airlines - 1.53%
AMR Corp. (I)	202,400	1,732,544
United Continental Holdings, Inc. (I)	59,600	1,649,728

		3,382,272
Commercial Services & Supplies - 0.91%
Stericycle, Inc. (I)(L)	27,400	2,024,860
Electrical Equipment - 1.48%
American Superconductor Corp. (I)	28,800	958,464

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Cooper Industries PLC	42,600	$2,321,700

		3,280,164
Machinery - 4.28%
AGCO Corp. (I)	60,440	2,728,262
ArvinMeritor, Inc. (I)	62,000	1,106,700
Bucyrus International, Inc.	14,000	1,248,240
Cummins, Inc.	45,200	4,389,824

		9,473,026
Road & Rail - 1.42%
J.B. Hunt Transport Services, Inc.	39,600	1,445,400
Kansas City Southern (I)	35,900	1,699,506

		3,144,906
Trading Companies & Distributors - 2.28%
Fastenal Company (L)	67,300	3,601,896
MSC Industrial Direct Company, Inc., Class A	24,300	1,461,402

		5,063,298

		35,842,524
Information Technology - 23.39%
Communications Equipment - 3.72%
F5 Networks, Inc. (I)	62,400	8,229,312
Computers & Peripherals - 3.83%
Apple, Inc. (I)	13,800	4,293,870
NetApp, Inc. (I)	82,400	4,196,632

		8,490,502
Electronic Equipment, Instruments & Components - 1.75%
Amphenol Corp., Class A	29,700	1,485,891
Dolby Laboratories, Inc., Class A (I)	37,700	2,386,033

		3,871,924
Internet Software & Services - 5.11%
Akamai Technologies, Inc. (I)	43,000	2,244,170
Baidu, Inc., SADR (I)	28,900	3,039,991
OpenTable, Inc. (I)(L)	16,200	1,175,148
VeriSign, Inc. (I)	98,300	3,372,673
WebMD Health Corp. (I)	29,133	1,495,688

		11,327,670
IT Services - 1.48%
Cognizant Technology Solutions
Corp., Class A (I)	50,400	3,274,992
Semiconductors & Semiconductor Equipment - 2.52%
Analog Devices, Inc.	21,200	753,872
ARM Holdings PLC	210,700	1,307,263
Cavium Networks, Inc. (I)(L)	65,100	2,395,355
Veeco Instruments, Inc. (I)(L)	25,400	1,117,092

		5,573,582
Software - 4.98%
Citrix Systems, Inc. (I)	37,303	2,477,665
Intuit, Inc. (I)	44,800	2,011,072
Rovi Corp. (I)(L)	33,300	1,837,161
Salesforce.com, Inc. (I)(L)	28,600	3,981,692
Vanceinfo Technologies, Inc., ADR (I)(L)	19,500	733,395

		11,040,985

		51,808,967
Materials - 3.63%
Chemicals - 3.13%
Albemarle Corp.	63,200	3,418,488
CF Industries Holdings, Inc.	13,100	1,582,087
Ecolab, Inc.	17,800	851,018

71

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Sigma-Aldrich Corp. (L)	17,200	$1,087,384

		6,938,977
Containers & Packaging - 0.50%
Crown Holdings, Inc. (I)	35,600	1,104,668

		8,043,645
Telecommunication Services - 3.30%
Wireless Telecommunication Services - 3.30%
NII Holdings, Inc. (I)	68,400	2,651,184
SBA Communications Corp., Class A (I)	118,988	4,658,378

		7,309,562

		7,309,562
Utilities - 0.67%
Gas Utilities - 0.67%
National Fuel Gas Company	23,300	1,476,288

TOTAL COMMON STOCKS (Cost $170,570,785)		$222,907,665

SHORT-TERM INVESTMENTS - 19.52%
Short-Term Securities* - 0.39%
State Street Institutional US Government
Money Market Fund, 0.0936% (Y)	858,958	858,958
Securities Lending Collateral - 19.13%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	4,234,033	42,370,389

TOTAL SHORT-TERM INVESTMENTS (Cost $43,223,099)		$43,229,347

Total Investments (Heritage Fund)
(Cost $213,793,884) - 120.17%		$266,137,012
Other assets and liabilities, net - (20.17%)		(44,668,948)

TOTAL NET ASSETS - 100.00%		$221,468,064

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 38.49%
Consumer Discretionary - 23.14%
Adelphia Communications Corp.,
Escrow Certificates
7.750%, 01/15/2049 (I)	$3,000,000	$45,000
9.875%, 03/01/2049 (I)	1,965,000	29,475
10.250%, 11/01/2049 (I)	985,000	14,775
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	4,840,000	5,239,300
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	13,025,500	14,197,795
Beazer Homes USA, Inc.
9.125%, 05/15/2019 (S)	3,255,000	3,067,838
Canadian Satellite Radio Holdings, Inc.
0.180%, 09/14/2014	535,800	517,337
1.500%, 02/14/2016	534,184	374,901
8.000%, 09/10/2014	1,700,000	1,169,824
12.750%, 02/15/2014	4,980,000	4,494,450
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	5,000,000	5,881,250
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	10,559,396	7,813,953

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Exide Technologies, Series B
10.500%, 03/15/2013	$9,000,000	$9,123,750
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	20,530,000	65,696
Fontainebleau Las Vegas Holdings LLC, PIK
12.500%, 06/01/2022 (H)	3,813,380	0
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (S)	14,804,000	16,358,420
Little Traverse Bay Bands of Odawa Indians
10.250%, 02/15/2014 (S)	7,335,000	2,503,069
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	25,769,000	16,202,259
9.750%, 01/15/2011 (H)	4,515,000	457,144
Marquee Holdings, Inc.
12.000%, 08/15/2014	810,000	666,225
Mashantucket Western Pequot Tribe, Series A
8.500%, 11/15/2015 (H)(S)	25,082,000	3,009,840
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013	7,650,000	6,559,875
6.875%, 02/15/2015	1,850,000	1,239,500
7.125%, 08/15/2014	7,050,000	4,899,750
8.000%, 04/01/2012	2,295,000	2,019,600
11.500%, 11/01/2017 (S)	2,405,000	2,188,550
MTR Gaming Group, Inc.
12.625%, 07/15/2014	4,810,000	4,954,300
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	17,664,000	15,720,960
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	18,405,000	0
Vertis, Inc., PIK
13.500%, 04/01/2014 (H)	1,099,419	32,983
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012 (H)	5,337,169	1,254,235
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)	4,745,000	47

		130,102,101
Consumer Staples - 0.46%
Great Atlantic & Pacific Tea Company
11.375%, 08/01/2015 (H)(S)	2,975,000	2,357,688
North Atlantic Trading Company
10.000%, 03/01/2012 (S)	270,250	253,359

		2,611,047
Energy - 0.17%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011 (R)	972,327	970,725
Financials - 2.69%
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)	6,240,000	6,279,000
MBIA Insurance Corp. (14.00% to 01/15/2013,
then 3 month LIBOR + 11.26%)
01/15/2033 (S)	4,220,000	2,110,000
Nationstar Mortgage/Nationstar Capital Corp.
10.875%, 04/01/2015 (S)	1,570,000	1,526,825
Realogy Corp.
10.500%, 04/15/2014	1,200,000	1,035,000
Realogy Corp., PIK
11.000%, 04/15/2014	4,853,607	4,186,236

		15,137,061
Industrials - 2.69%
Alaska Airlines, Inc.
7.379%, 05/23/2016	2,672,692	2,559,103

72

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines, Inc.
10.320%, 07/30/2014 (S)	$747,692	$732,738
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017 (S)	630,000	400,050
GOL Finance
8.750%, (Q)(S)	3,470,000	3,365,900
MSX International, Inc.
12.500%, 04/01/2012 (S)	1,185,000	1,042,800
Northwest Airlines, Inc., Escrow Certificates
— 01/16/2017 (I)	4,470,000	0
6.625%, 02/15/2023 (I)	15,690,000	19,299
7.625%, 11/15/2023 (I)	8,745,000	8,745
8.700%, 03/15/2049 (I)	2,055,000	2,055
8.875%, 06/01/2049 (I)	6,360,000	6,360
9.875%, 03/15/2037 (I)	7,045,000	7,045
10.000%, 02/01/2049 (I)	3,115,000	3,115
Quebecor World, Inc., Escrow Certificates
4.875%, 11/15/2049 (I)	365,000	18,250
6.125%, 11/15/2013 (I)	3,255,000	162,750
6.500%, 08/01/2049 (I)	560,000	28,000
9.750%, 01/15/2049 (I)	3,155,000	157,750
Travelport LLC
9.875%, 09/01/2014	1,450,000	1,435,500
USG Corp.
9.750%, 08/01/2014 (S)	195,000	204,750
Western Express, Inc.
12.500%, 04/15/2015 (S)	5,870,000	4,960,150

		15,114,360
Information Technology - 0.26%
Friendfinder Networks, Inc.
14.000%, 09/30/2013	1,390,000	1,431,700
Materials - 8.08%
Abitibi-Consolidated of Canada, Inc.
6.000%, 06/20/2013 (H)	1,620,000	263,250
7.750%, 06/15/2011 (H)	2,051,000	333,288
8.375%, 04/01/2015 (H)	2,850,000	463,125
15.500%, 12/31/2049 (H)	360,000	277,425
Abitibi-Consolidated, Inc.
7.400%, 04/01/2018 (H)	500,000	81,250
7.500%, 04/01/2028 (H)	347,000	56,388
American Pacific Corp.
9.000%, 02/01/2015	7,485,000	7,494,356
NewPage Corp.
10.000%, 05/01/2012	4,015,000	2,278,513
11.375%, 12/31/2014	2,105,000	1,905,025
NewPage Holding Corp., PIK
7.450%, 11/01/2013	1,660,000	215,800
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	755,000	868,250
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	11,440,000	11,425,700
11.125%, 11/15/2015 (S)	15,290,000	16,436,750
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	3,435,000	2,919,750
Verso Paper Holdings LLC
11.500%, 07/01/2014	385,000	417,725

		45,436,815
Telecommunication Services - 1.00%
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	695,000	701,950

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Digicel, Ltd.
8.250%, 09/01/2017 (S)	$580,000	$609,000
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017	2,470,000	2,587,325
Muzak Holdings LLC, PIK
10.000%, 01/01/2011	838,409	209,602
15.000%, 07/31/2014	1,926,178	1,516,865

		5,624,742

TOTAL CORPORATE BONDS (Cost $258,976,671)		$216,428,551

CONVERTIBLE BONDS - 22.20%
Consumer Discretionary - 10.46%
Ford Motor Company
4.250%, 11/15/2016	9,235,000	17,731,200
Saks, Inc.
2.000%, 03/15/2024	2,795,000	2,927,763
7.500%, 12/01/2013 (S)	1,075,000	2,359,625
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	31,445,000	35,807,994

		58,826,582
Consumer Staples - 0.12%
Alliance One International, Inc.
5.500%, 07/15/2014	650,000	690,625
Financials - 1.48%
Janus Capital Group, Inc.
3.250%, 07/15/2014	4,760,000	5,128,900
The PMI Group, Inc.
4.500%, 04/15/2020	3,960,000	3,192,750

		8,321,650
Industrials - 10.14%
AMR Corp.
6.250%, 10/15/2014	13,200,000	15,642,000
UAL Corp.
4.500%, 06/30/2021	8,000,000	8,560,000
6.000%, 10/15/2029	7,125,000	23,975,625
US Airways Group, Inc.
7.250%, 05/15/2014	3,350,000	8,827,250

		57,004,875

TOTAL CONVERTIBLE BONDS (Cost $88,134,951)		$124,843,732

TERM LOANS (M) - 9.49%
Consumer Discretionary - 6.40%
Citadel Broadcasting Corp.
11.000%, 06/03/2015	1,871,526	1,969,143
Clear Channel Communications, Inc.
3.903%, 01/28/2016	3,036,164	2,414,172
Dunkin Brands, Inc.
- 11/18/2017 (T)	1,020,000	1,029,380
East Valley Tourist Development Authority
12.000%, 08/06/2012	802,797	694,419
Fontainebleau Las Vegas Resorts LLC
- 06/06/2014 (H)	1,618,638	311,588
Fontainebleau Las Vegas Resorts LLC
- 06/06/2014 (H)	757,938	145,903
Harrah’s Operating Company, Inc.
3.288%, 01/28/2015	26,190,000	22,893,334
RH Donnelley, Inc.
9.000%, 10/24/2014	3,273,987	2,336,808
SuperMedia, Inc.
11.000%, 12/31/2015	5,533,911	3,544,010

73

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
The Star Tribune Company
8.000%, 09/28/2014	$436,456	$390,628
8.000%, 09/29/2014	290,971	260,419

		35,989,804
Financials - 0.22%
Pinafore LLC/Pinafore, Inc.
6.750%, 09/29/2016	520,000	525,688
Realogy Corp.
13.500%, 10/15/2017	675,000	731,531

		1,257,219
Industrials - 2.20%
US Airways Group, Inc.
2.788%, 03/21/2014	13,819,636	12,361,167
Materials - 0.06%
AbitibiBowater, Inc.
11.000%, 03/30/2011	338,226	333,717
Telecommunication Services - 0.61%
Muzak Holdings LLC
12.750%, 02/01/2014	3,360,026	3,427,227

TOTAL TERM LOANS (Cost $53,979,308)		$53,369,134

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.14%
Commercial & Residential - 0.14%
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES IO
0.349%, 05/19/2047	43,763,460	286,651
Harborview Mortgage Loan Trust
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	51,994,104	290,127
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	36,037,611	229,199

		805,977

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $708,537)		$805,977

ASSET BACKED SECURITIES - 0.43%
DB Master Finance LLC,
Series 2006-1, Class M1
8.285%, 06/20/2031 (S)	2,370,000	2,396,354

TOTAL ASSET BACKED SECURITIES (Cost $2,108,939)		$2,396,354

COMMON STOCKS - 18.10%
Consumer Discretionary - 8.45%
Canadian Satellite Radio Holdings, Inc. (I)	$338,511	1,381,678
Canadian Satellite Radio Holdings,
Inc., Class A (I)	577,161	2,355,759
Charter Communications, Inc., Class A (I)	368,879	12,364,824
Citadel Broadcasting Corp. (I)	12,441	317,242
Citadel Broadcasting Corp., Class B (I)	32,657	832,762
Comcast Corp., Special Class A	172,469	3,271,737
Dex One Corp. (I)	63,334	300,837
Federal Mogul Corp. (I)	31,002	579,737
Fontainebleau Resorts LLC, Class A (I)	65,203	0
Greektown Superholdings, Inc. (I)	7,894	872,908
Lear Corp. (I)	130,403	11,445,471
Sirius XM Radio, Inc. (I)	6,726,931	9,215,895
SuperMedia, Inc. (I)	42,791	193,415
The Star Tribune Company (I)	11,462	229,240
Time Warner Cable, Inc.	29,999	1,846,138
Trump Entertainment Resorts, Inc. (I)	175,054	2,321,216

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Vertis Holdings, Inc. (I)	$48,700	$0

		47,528,859
Energy - 0.19%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	1,072,495
Financials - 0.25%
First Michigan Bank (I)(R)	279,167	1,393,149
Industrials - 7.94%
Delta Air Lines, Inc. (I)	2,394,071	32,750,889
Quad/Graphics, Inc. (I)	11,119	483,677
United Continental Holdings, Inc. (I)	316,324	8,755,848
US Airways Group, Inc. (I)	234,532	2,617,377

		44,607,791
Materials - 1.27%
American Pacific Corp. (I)	70,200	430,326
Smurfit-Stone Container Corp. (I)	277,811	6,639,683
Tembec, Inc. (I)	25,800	86,708

		7,156,717
Telecommunication Services - 0.00%
Muzak Holdings LLC (I)	28,560	0

TOTAL COMMON STOCKS (Cost $118,059,946)		$101,759,011

PREFERRED SECURITIES - 10.03%
Consumer Discretionary - 3.03%
Greektown Superholdings, Inc., Series A (I)	$154,240	17,055,662
Financials - 3.31%
Bank of America Corp., Series L 7.250%	1,906	1,772,580
Hartford Financial Services Group, Inc.,
Series F 7.250%	54,785	1,267,177
iStar Financial, Inc., Series E 7.875%	310,545	4,509,113
iStar Financial, Inc., Series F 7.800%	198,032	2,895,228
iStar Financial, Inc., Series G 7.650%	79,317	1,157,235
iStar Financial, Inc., Series I 7.500%	232,232	3,388,265
Pliant Corp., PIK 13.000% (I)	685	103
Wells Fargo & Company, Series L 7.500%	2,697	2,661,939
Zions Bancorporation, Series E 11.000%	35,050	949,505

		18,601,145
Industrials - 3.69%
Continental Airlines Finance Trust II 6.000%	515,074	20,731,729

TOTAL PREFERRED SECURITIES (Cost $40,233,301)		$56,388,536

WARRANTS - 0.35%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	43,795	208,026
Citadel Broadcasting Corp. (Expiration Date:
06/03/2030; Strike Price $0.001) (I)	64,278	1,735,506
The Star Tribune Company (Expiration Date:
09/28/2013; Strike Price $151.23) (I)	4,835	0

TOTAL WARRANTS (Cost $1,653,579)		$1,943,532

SHORT-TERM INVESTMENTS - 1.52%
Repurchase Agreement - 0.02%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $129,269 on 12/01/2010,
collateralized by $125,000 U.S. Treasury
Notes, 2.500% due 04/30/2015 (valued at
$131,763, including interest)	$129,269	129,269

74

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 1.50%
Federal Home Loan Bank Discount Notes,
0.070%, 12/01/2010		$8,400,000	$8,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,529,269)			$8,529,269

Total Investments (High Income Fund)
(Cost $572,384,501) - 100.75%			$566,464,096
Other assets and liabilities, net - (0.75%)			(4,241,952)

TOTAL NET ASSETS - 100.00%			$562,222,144

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.47%
Argentina - 0.87%
Republic of Argentina
zero coupon 12/15/2035 (B)(I)	EUR	14,589,706	1,762,024
2.260%, 12/31/2038		508,123	237,049
7.000%, 09/12/2013 to 10/03/2015		$460,000	425,815
7.820%, 12/31/2033	EUR	3,165,748	3,020,336
8.000%, 02/26/2008 (H)		137	58
8.750%, 06/02/2017		$1,595,914	1,611,873

			7,057,155
Brazil - 0.55%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2014	BRL	7,465,000	4,417,435

			4,417,435
Indonesia - 0.72%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,299,137
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	3,049,155
11.000%, 09/15/2025		11,174,000,000	1,487,072

			5,835,364
Russia - 0.02%
Government of Russia
7.500%, 03/31/2030		$170,050	195,779
Turkey - 0.86%
Republic of Turkey
6.750%, 05/30/2040		1,010,000	1,141,300
6.875%, 03/17/2036		4,326,000	4,974,900
7.000%, 09/26/2016 to 06/05/2020		681,000	797,525

			6,913,725
Venezuela - 0.45%
Republic of Venezuela
zero coupon 04/15/2020		305,000	79,300
5.750%, 02/26/2016		3,607,000	2,407,673
7.650%, 04/21/2025		949,000	540,930
8.500%, 10/08/2014		339,000	276,285
9.375%, 01/13/2034		568,000	362,100

			3,666,288

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $26,644,017)			$28,085,746

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 83.84%
Consumer Discretionary - 18.50%
Affinity Group, Inc.
11.500%, 12/01/2016 (S)	$1,230,000	$1,193,100
American Greetings Corp.
7.375%, 06/01/2016	6,270,000	6,449,900
Bankrate, Inc.
11.750%, 07/15/2015 (S)	1,650,000	1,798,500
Boyd Gaming Corp.
7.125%, 02/01/2016	1,470,000	1,221,938
9.125%, 12/01/2018 (S)	590,000	554,600
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	400,000	414,000
8.125%, 04/30/2020 (S)	3,420,000	3,591,000
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	807,000	581,544
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	8,070,000	8,352,450
DISH DBS Corp.
7.875%, 09/01/2019	2,205,000	2,315,250
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	3,185,000	3,065,563
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	6,830,000	5,669,325
EN Germany Holdings BV
10.750%, 11/15/2015 (S)	2,230,000	2,807,813
Express LLC/Express Finance Corp.
8.750%, 03/01/2018	1,830,000	1,939,800
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,000,000	9,600
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	2,625,000	2,716,875
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)	3,050,000	3,065,250
Globo Comunicacoes e Participacoes SA
7.250%, 04/26/2022 (S)	1,028,000	1,110,240
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	6,688,000	5,216,640
10.750%, 02/01/2016	3,574,000	3,171,925
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	8,366,000	3,377,773
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	600,000	564,000
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	3,760,000	3,985,600
MGM Mirage, Inc.
5.875%, 02/27/2014	930,000	809,100
MGM Resorts International
6.625%, 07/15/2015	240,000	207,600
6.750%, 04/01/2013	2,640,000	2,514,600
10.375%, 05/15/2014	460,000	510,600
Michaels Stores, Inc.
11.375%, 11/01/2016	1,800,000	1,946,250
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.00% on 11/01/2011)
11/01/2016	5,800,000	5,611,500
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)	770,000	798,875
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	2,900,000	2,015,500
8.000%, 04/01/2012	5,163,000	4,543,440
Motors Liquidation Company
7.200%, 01/15/2011 (H)	9,575,000	2,932,344
8.375%, 07/15/2033 (H)	10,025,000	3,157,875

75

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)	$2,140,000	$2,161,400
11.750%, 11/15/2016	4,470,000	5,062,275
Net Servicos De Comunicacao SA
7.500%, 01/27/2020	1,380,000	1,600,800
NetFlix, Inc.
8.500%, 11/15/2017	2,855,000	3,211,875
Nielsen Finance LLC
7.750%, 10/15/2018 (S)	6,130,000	6,237,275
Oxford Industries, Inc.
11.375%, 07/15/2015	5,525,000	6,201,813
Petco Animal Supplies, Inc.
9.250%, 12/01/2018 (S)	3,990,000	4,019,925
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	1,620,000	1,737,450
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	140,000	138,075
8.625%, 08/01/2017	425,000	457,406
QVC, Inc.
7.375%, 10/15/2020 (S)	3,125,000	3,265,625
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)	4,330,000	4,405,775
Sbarro, Inc.
10.375%, 02/01/2015	3,120,000	1,497,600
Service Corp. International
7.500%, 04/01/2027	690,000	667,575
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	2,260,000	2,339,100
Snoqualmie Entertainment Authority
4.427%, 02/01/2014 (P)(S)	1,785,000	1,481,550
9.125%, 02/01/2015 (S)	230,000	212,750
Sotheby’s
7.750%, 06/15/2015	1,490,000	1,586,850
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	5,610,000	561
6.500%, 02/01/2014 (H)	500,000	200
6.625%, 03/15/2018 (H)	1,705,000	682
7.750%, 08/15/2016 (H)	6,180,000	1,236
Stonemor Operating LLC/Cornerstone
Family Services
10.250%, 12/01/2017	5,680,000	6,049,200
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	6,615,000	0
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	3,885,000	3,749,025
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	2,220,000	2,269,950
8.500%, 05/15/2021 (S)	3,210,000	3,065,550

		149,641,893
Consumer Staples - 1.88%
Bumble Bee Foods LLC
7.750%, 12/15/2015	2,713,000	3,092,820
Ceridian Corp., PIK
12.250%, 11/15/2015	2,758,350	2,668,704
Del Monte Corp.
7.500%, 10/15/2019	475,000	537,938
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	2,870,000	2,496,900
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	1,290,000	1,457,700
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	4,760,000	4,926,600

		15,180,662

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 16.20%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	$920,000	$975,200
Basic Energy Services, Inc.
11.625%, 08/01/2014	2,950,000	3,259,750
Belden & Blake Corp.
8.750%, 07/15/2012	6,790,000	6,450,500
Berry Petroleum Company
6.750%, 11/01/2020	330,000	328,350
10.250%, 06/01/2014	1,840,000	2,088,400
Brigham Exploration Co.
8.750%, 10/01/2018 (S)	740,000	788,100
Calfrac Holdings LP
7.500%, 12/01/2020 (S)	1,400,000	1,393,000
Chesapeake Energy Corp.
6.625%, 08/15/2020	620,000	624,650
7.250%, 12/15/2018	1,960,000	2,058,000
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	530,000	556,500
9.500%, 05/15/2016	1,560,000	1,692,600
Consol Energy, Inc.
8.250%, 04/01/2020 (S)	2,290,000	2,478,925
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (S)	5,706,856	5,264,575
Crosstex Energy LP/Crosstex Energy
Finance Corp.
8.875%, 02/15/2018	1,860,000	1,939,050
Denbury Resources, Inc.
8.250%, 02/15/2020	2,690,000	2,932,100
El Paso Corp.
7.375%, 12/15/2012	225,000	239,861
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	5,871,768	3,640,496
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	9,684,000	9,923,069
Energy Transfer Equity LP
7.500%, 10/15/2020	2,070,000	2,142,450
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	2,900,000	3,005,125
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,140,000	1,211,250
Exco Resources, Inc.
7.500%, 09/15/2018	3,890,000	3,714,950
Frac Tech Services LLC/Frac Tech
Finance, Inc.
7.125%, 11/15/2018 (S)	2,010,000	1,994,925
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,610,000	3,646,100
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	2,480,000	1,971,600
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018 (S)	1,460,000	1,496,500
International Coal Group, Inc.
9.125%, 04/01/2018	2,740,000	2,959,200
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	2,160,000	2,358,720
Key Energy Services, Inc.
8.375%, 12/01/2014	3,757,000	3,973,028
Linn Energy LLC/Linn Energy
Finance Corp.
7.750%, 02/01/2021 (S)	1,120,000	1,136,800

76

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Linn Energy LLC/Linn Energy Finance
Corp. (continued)
8.625%, 04/15/2020 (S)	$2,890,000	$3,063,400
Lukoil International Finance BV
6.356%, 06/07/2017	2,350,000	2,473,375
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp., Series B
8.750%, 04/15/2018	1,640,000	1,763,000
Murray Energy Corp.
10.250%, 10/15/2015 (S)	3,110,000	3,172,200
OPTI Canada, Inc.
8.250%, 12/15/2014	1,465,000	1,018,175
9.000%, 12/15/2012 (S)	2,110,000	2,099,450
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	2,190,000	2,233,800
Parker Drilling Company
9.125%, 04/01/2018	2,110,000	2,183,850
Peabody Energy Corp.
7.875%, 11/01/2026	2,610,000	2,857,950
Petrobras International Finance Company
6.875%, 01/20/2040	1,175,000	1,262,536
Petrohawk Energy Corp.
7.875%, 06/01/2015	1,390,000	1,431,700
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	1,745,000	1,579,225
7.000%, 05/01/2017 (S)	830,000	713,800
Plains Exploration & Production Company
8.625%, 10/15/2019	1,690,000	1,842,100
10.000%, 03/01/2016	2,175,000	2,414,250
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	1,900,000	1,919,000
Quicksilver Resources, Inc.
9.125%, 08/15/2019	120,000	129,000
11.750%, 01/01/2016	4,039,000	4,634,753
Range Resources Corp.
8.000%, 05/15/2019	510,000	555,900
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018	1,760,000	1,786,400
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	2,315,000	2,257,125
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)	10,803,000	0
Stone Energy Corp.
6.750%, 12/15/2014	3,855,000	3,681,525
Teekay Corp.
8.500%, 01/15/2020	4,600,000	5,014,000
The Griffin Coal Mining
Company Pty, Ltd.
9.500%, 12/01/2016 (H)(S)	150,000	94,875
Trico Shipping AS
13.875%, 11/01/2014 (S)	3,410,000	2,830,300
Whiting Petroleum Corp.
6.500%, 10/01/2018	1,670,000	1,695,050
7.000%, 02/01/2014	133,000	138,320

		131,088,833
Financials - 11.46%
Ally Financial, Inc.
zero coupon 12/01/2012 to 06/15/2015	12,080,000	9,146,400
6.250%, 12/01/2017 (S)	2,770,000	2,659,200
8.300%, 02/12/2015	820,000	863,050
American International Group, Inc.
6.400%, 12/15/2020	1,600,000	1,595,856

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)		$1,638,000	$966,420
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)		3,250,000	3,258,125
Bank of America Corp., (8.125% to
05/15/2018, then 3 month LIBOR
+ 3.640%)
(Q)		1,000,000	999,100
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		2,315,000	2,222,400
CIT Group, Inc.
7.000%, 05/01/2017		7,803,599	7,608,509
Credit Agricole SA (8.375% to
10/13/2019, then 3 month LIBOR
+ 6.982%)
(Q)(S)		1,260,000	1,278,900
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)		850,000	855,313
Ford Motor Credit Company LLC
12.000%, 05/15/2015		7,055,000	8,736,404
GMAC International Finance BV
7.500%, 04/21/2015	EUR	1,650,000	2,152,492
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$454,000	453,377
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		1,573,000	1,582,831
International Lease Finance Corp.
5.625%, 09/20/2013		3,720,000	3,664,200
5.875%, 05/01/2013		1,110,000	1,104,450
6.375%, 03/25/2013		5,180,000	5,205,900
8.750%, 03/15/2017 (S)		2,060,000	2,168,150
8.875%, 09/01/2017		110,000	116,600
Leucadia National Corp.
8.125%, 09/15/2015		2,100,000	2,278,500
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)		2,490,000	2,689,200
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		4,860,000	5,127,300
Realogy Corp.
10.500%, 04/15/2014		4,520,000	3,898,500
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 (S)		1,704,000	1,711,540
7.125%, 01/14/2014 (S)		1,180,000	1,255,284
7.175%, 05/16/2013 (S)		519,000	554,033
9.000%, 06/11/2014 (S)		530,000	593,600
Russian Agricultural Bank (HSBC
Bank PLC)
8.900%, 12/20/2010	RUB	52,153,000	1,652,430
SLM Corp.
8.000%, 03/25/2020		$3,470,000	3,482,888
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025		2,280,000	2,069,100
TNK-BP Finance SA
6.625%, 03/20/2017		1,966,000	2,088,875
7.500%, 07/18/2016 (S)		725,000	797,851
7.875%, 03/13/2018 (S)		1,128,000	1,252,080
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)		5,881,654	6,646,269

			92,735,127

77

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care - 4.58%
American Renal Holdings
8.375%, 05/15/2018 (S)		$1,910,000	$1,976,850
Biomet, Inc.
10.000%, 10/15/2017		370,000	403,300
11.625%, 10/15/2017		800,000	882,000
Biomet, Inc., PIK
10.375%, 10/15/2017		930,000	1,013,700
CRC Health Corp.
10.750%, 02/01/2016		9,970,000	9,920,150
FMC Finance III SA
6.875%, 07/15/2017		900,000	960,750
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		3,285,000	3,761,325
HCA Holdings, Inc.
7.750%, 05/15/2021 (S)		5,830,000	5,735,263
Medassets, Inc.
8.000%, 11/15/2018 (S)		920,000	926,900
Multiplan, Inc.
9.875%, 09/01/2018 (S)		250,000	265,625
Tenet Healthcare Corp.
10.000%, 05/01/2018		1,861,000	2,079,668
U.S. Oncology, Inc.
9.125%, 08/15/2017		3,290,000	3,964,450
Universal Hospital Services, Inc.
4.133%, 06/01/2015 (P)		1,335,000	1,211,513
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		1,855,000	1,901,375
Vanguard Health Holding Company II LLC
8.000%, 02/01/2018		2,000,000	2,020,000

			37,022,869
Industrials - 9.70%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		2,060,000	1,988,757
ACCO Brands Corp.
10.625%, 03/15/2015		3,160,000	3,515,500
Altegrity, Inc.
11.750%, 05/01/2016 (S)		4,180,000	4,127,750
American Reprographics Company
10.500%, 12/15/2016 (S)		2,250,000	2,238,750
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	959,001
9.125%, 10/15/2020 (S)		$2,770,000	2,853,100
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)		1,620,000	1,688,850
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		1,150,000	1,183,063
7.339%, 04/19/2014		4,365,785	4,442,186
Delta Air Lines, Inc.
8.021%, 08/10/2022		960,774	996,803
9.500%, 09/15/2014 (S)		1,289,000	1,398,565
9.750%, 12/17/2016		1,273,320	1,384,735
Garda World Security Corp.
9.750%, 03/15/2017 (S)		1,500,000	1,578,750
GEO Group, Inc.
7.750%, 10/15/2017		3,355,000	3,556,300
H&E Equipment Services, Inc.
8.375%, 07/15/2016		2,085,000	2,095,425
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		3,460,000	3,633,000
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	630,000	866,838
Interactive Data Corp.
10.250%, 08/01/2018 (S)		$1,800,000	1,944,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	$7,255,000	$7,799,125
Kansas City Southern Railway
8.000%, 06/01/2015	265,000	282,888
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	2,220,000	2,478,075
Navios Maritime Acquisition Corp./Navios
Acquisition Finance
8.625%, 11/01/2017 (S)	4,180,000	4,200,900
Quality Distribution LLC/QD
Capital Corp.
9.875%, 11/01/2018 (S)	4,080,000	3,937,200
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	2,350,000	0
RailAmerica, Inc.
9.250%, 07/01/2017	4,560,000	4,993,200
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	600,000	639,000
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	965,000	1,066,325
Syncreon Global Ireland Ltd./Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)	3,500,000	3,578,750
Triumph Group, Inc.
8.625%, 07/15/2018	2,700,000	2,932,875
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	1,030,000	1,122,700
USG Corp.
8.375%, 10/15/2018 (S)	560,000	537,600
Wyle Services Corp.
10.500%, 04/01/2018 (S)	4,480,000	4,412,800

		78,432,811
Information Technology - 2.22%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	300,000	303,000
CDW LLC / CDW Finance Corp.
11.000%, 10/12/2015	500,000	512,500
First Data Corp.
9.875%, 09/24/2015	3,020,000	2,567,000
First Data Corp., PIK
10.550%, 09/24/2015	5,234,277	4,514,564
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	910,000	953,225
10.125%, 12/15/2016	2,502,000	2,370,645
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)	5,680,000	6,134,400
Spansion LLC
7.875%, 11/15/2017 (S)	630,000	641,813

		17,997,147
Materials - 6.83%
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	7,603,000	5,968,355
Ashland, Inc.
9.125%, 06/01/2017	4,730,000	5,427,675
Berry Plastics Corp.
9.750%, 01/15/2021 (S)	2,480,000	2,374,600
CF Industries, Inc.
6.875%, 05/01/2018	420,000	460,950
7.125%, 05/01/2020	1,300,000	1,454,375
Evraz Group SA
8.875%, 04/24/2013 (S)	3,770,000	4,007,588
9.500%, 04/24/2018 (S)	260,000	285,350

78

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		$1,330,000	$1,349,950
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		1,535,000	1,627,100
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		1,779,000	1,965,795
Hercules, Inc.
6.500%, 06/30/2029		710,000	596,400
Hexion US Finance Corp. / Hexion Nova
Scotia Finance ULC
9.000%, 11/15/2020 (S)		1,600,000	1,594,000
Ineos Finance PLC
9.000%, 05/15/2015 (S)		1,680,000	1,738,800
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	2,021,000	2,767,645
Lyondell Chemical Company
8.000%, 11/01/2017 (S)		$3,140,000	3,387,275
11.000%, 05/01/2018		574,433	639,057
Neenah Paper, Inc.
7.375%, 11/15/2014		750,000	758,438
NewPage Corp.
11.375%, 12/31/2014		4,355,000	3,941,275
Ryerson Holding Corp.
Zero Coupon 02/01/2015 (S)		6,000,000	2,775,000
Solutia, Inc.
7.875%, 03/15/2020		2,420,000	2,607,550
8.750%, 11/01/2017		1,120,000	1,226,400
TPC Group LLC
8.250%, 10/01/2017 (S)		1,090,000	1,119,975
Vale Overseas, Ltd.
6.875%, 11/21/2036		247,000	273,370
8.250%, 01/17/2034		1,442,000	1,814,133
Vedanta Resources PLC
8.750%, 01/15/2014 (S)		2,060,000	2,157,850
Verso Paper Holdings LLC
11.500%, 07/01/2014		2,695,000	2,924,075

			55,242,981
Telecommunication Services - 9.10%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		4,000,000	3,600,000
9.000%, 09/22/2019		98,000	90,160
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)		5,170,000	5,299,250
Cincinnati Bell, Inc.
8.375%, 10/15/2020		1,950,000	1,813,500
CMP Susquehanna Corp.
3.654%, 05/15/2014 (I)(S)		192,000	136,320
GXS Worldwide, Inc.
9.750%, 06/15/2015		830,000	819,625
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		3,060,000	3,213,000
Intelsat Jackson Holdings SA
11.500%, 06/15/2016		9,151,961	11,679,039
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)		2,275,000	2,445,625
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		1,040,000	1,021,800
Level 3 Financing, Inc.
9.250%, 11/01/2014		1,934,000	1,866,310
10.000%, 02/01/2018		2,000,000	1,840,000
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		1,640,000	1,699,450
Qwest Communications International, Inc.
8.000%, 10/01/2015		425,000	451,563

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Capital Corp.
6.875%, 11/15/2028	$1,000,000	$850,000
8.750%, 03/15/2032	9,285,000	9,192,150
Sunrise Communications Holdings SA
8.500%, 12/31/2018 (S)	274,000	355,666
Sunrise Communications International SA
7.000%, 12/31/2017 (S)	231,000	302,848
True Move Company, Ltd.
10.750%, 12/16/2013 (S)	6,300,000	6,646,500
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	3,670,000	3,871,850
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	2,890,000	3,142,875
UPC Holding BV
9.875%, 04/15/2018 (S)	1,455,000	1,564,125
Vodafone Group PLC
6.875%, 08/31/2015	4,320,000	4,384,800
West Corp.
7.875%, 01/15/2019 (S)	3,230,000	3,189,625
8.625%, 10/01/2018 (S)	1,710,000	1,778,400
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	1,370,000	1,349,450
Windstream Corp.
7.750%, 10/15/2020	1,000,000	1,006,250

		73,610,181
Utilities - 3.37%
AES Corp.
8.000%, 06/01/2020	460,000	480,700
Calpine Corp.
7.500%, 02/15/2021 (S)	180,000	176,850
7.875%, 07/31/2020 (S)	980,000	989,800
Colbun SA
6.000%, 01/21/2020 (S)	1,060,000	1,128,092
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	3,290,000	3,076,150
Edison Mission Energy
7.625%, 05/15/2027	5,310,000	3,823,200
Energy Future Holdings Corp.
10.875%, 11/01/2017	586,000	421,920
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	1,340,000	1,323,250
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)	3,680,000	3,900,800
Mirant Americas Generation LLC
9.125%, 05/01/2031	5,191,000	4,957,405
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	3,137,228	3,498,009
NRG Energy, Inc.
7.375%, 01/15/2017	1,810,000	1,828,100
Suburban Propane Partners LP
7.375%, 03/15/2020	1,540,000	1,655,500

		27,259,776

TOTAL CORPORATE BONDS (Cost $681,516,783)		$678,212,280

CAPITAL PREFERRED SECURITIES - 0.78%
Financials - 0.78%
Capital One Capital V
10.250%, 08/15/2039	1,840,000	1,945,800
MBNA Capital A, Series A
8.278%, 12/01/2026	360,000	362,700

79

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
NB Capital Trust II
7.830%, 12/15/2026	$2,430,000	$2,439,113
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
(Q)	1,500,000	1,591,500

		6,339,113

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,171,692)		$6,339,113

CONVERTIBLE BONDS - 0.68%
Industrials - 0.65%
Horizon Lines, Inc.
4.250%, 08/15/2012	5,775,000	5,262,469
Materials - 0.03%
Cemex SAB de CV
4.875%, 03/15/2015 (S)	215,000	212,044

TOTAL CONVERTIBLE BONDS (Cost $5,431,523)		$5,474,513

TERM LOANS (M) - 4.15%
Consumer Discretionary - 0.78%
Citadel Broadcasting Corp.
11.000%, 06/03/2015	177,346	186,596
Michaels Stores, Inc.
2.500%, 07/31/2016	811,590	803,587
Newsday LLC
9.750%, 07/15/2013	5,000,000	5,300,000
Simmons Holdco, Inc., PIK
8.760%, 02/15/2012	2,827,672	7,069

		6,297,252
Energy - 0.27%
Ashmore Energy International
3.533%, 03/30/2012	2,262,584	2,214,504
Financials - 0.54%
Realogy Corp.
10.500%, 04/15/2014	4,000,000	4,335,000
Industrials - 2.05%
Hawker Beechcraft Acquisition
Company LLC
2.255%, 03/26/2014	4,261,271	3,614,091
IASIS Healthcare LLC/IASIS
Capital Corp.
5.588%, 06/15/2014	6,526,108	6,286,815
Turbo Beta, Ltd.
14.500%, 03/15/2018	8,092,474	5,907,506
United Air Lines, Inc.
2.313%, 01/12/2014	816,847	777,172

		16,585,584
Utilities - 0.51%
Energy Future Holdings Corp.
3.729%, 10/10/2014	3,780,767	2,909,773
NRG Energy, Inc.
2.283%, 02/01/2013	156,700	155,077
2.283%, 08/31/2015	461,233	458,268
2.283%, 08/31/2015	589,448	588,922

		4,112,040

TOTAL TERM LOANS (Cost $37,180,147)		$33,544,380

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 2.05%
Consumer Discretionary - 1.12%
Charter Communications,
Inc., Class A (I)(L)	$261,971	$8,781,268
Citadel Broadcasting Corp., Class A (I)	1,441	36,746
Citadel Broadcasting Corp., Class B (I)(L)	8,927	227,639

		9,045,653
Energy - 0.09%
SemGroup LP, Class A (I)	27,952	730,106
Industrials - 0.04%
Nortek, Inc. (I)	8,230	337,430
Materials - 0.80%
Georgia Gulf Corp. (I)(L)	89,615	1,821,873
LyondellBasell Industries, Class A (I)	157,678	4,605,774

		6,427,647
Telecommunication Services - 0.00%
XO Holdings, Inc. (I)	821	525

TOTAL COMMON STOCKS (Cost $12,979,257)		$16,541,361

PREFERRED SECURITIES - 2.45%
Financials - 2.45%
Banesto Holdings, Ltd.,
Series A, 10.500% (S)	$55,000	1,378,438
Bank of America Corp., 8.000%	560,000	559,496
Bank of America Corp., Series L	9,380	8,723,400
Citigroup Capital XII (8.500% to
3-30-2040, then 3 month LIBOR
+ 5.870%)	306,875	8,147,531
Citigroup Capital XIII (7.875% to
10-30-2015, then 3 month LIBOR
+ 6.370%)	38,875	1,021,635

		19,830,500
Information Technology - 0.00%
CMP Susquehanna Radio Holdings
Corp., Series A (I)(S)	44,870	0

TOTAL PREFERRED SECURITIES (Cost $19,697,261)		$19,830,500

WARRANTS - 0.04%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	4,996	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	25,731
CNB Capital Trust I (Expiration
Date: 03/23/2019) (I)	51,274	0
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	12,027	96,216
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	29,423	205,961

TOTAL WARRANTS (Cost $171,865)		$327,908

SHORT-TERM INVESTMENTS - 1.13%
Repurchase Agreement - 0.82%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.230%
to be repurchased at $6,600,042 on
12/01/2010, collateralized by
$6,739,000 Federal National Mortgage
Association Discount Notes, 0.169% due
04/26/2011, (valued at 6,732,000,
including interest)	$6,600,000	6,600,000

80

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 0.01%
Federal National Mortgage Association
Discount Notes, 0.200% 05/09/2011 (F)	$123,000	$122,871
Securities Lending Collateral - 0.30%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	242,661	2,428,329

TOTAL SHORT-TERM INVESTMENTS (Cost $9,151,477)		$9,151,200

Total Investments (High Yield Fund)
(Cost $798,944,022) - 98.59%		$797,507,001
Other assets and liabilities, net - 1.41%		11,411,624

TOTAL NET ASSETS - 100.00%		$808,918,625

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.61%
Consumer Discretionary - 10.58%
Auto Components - 0.24%
Johnson Controls, Inc.	121,901	$4,442,072
The Goodyear Tire & Rubber Company (I)	43,981	420,458

		4,862,530
Automobiles - 0.57%
Ford Motor Company (I)(L)	622,672	9,925,392
Harley-Davidson, Inc.	42,636	1,333,654

		11,259,046
Distributors - 0.07%
Genuine Parts Company	28,536	1,373,723
Diversified Consumer Services - 0.10%
Apollo Group, Inc., Class A (I)	22,970	780,980
DeVry, Inc.	11,398	489,430
H&R Block, Inc. (L)	55,854	703,202

		1,973,612
Hotels, Restaurants & Leisure - 1.76%
Carnival Corp.	78,696	3,250,932
Darden Restaurants, Inc.	25,067	1,227,030
International Game Technology	53,969	835,440
Marriott International, Inc., Class A	51,892	2,034,685
McDonald’s Corp.	192,693	15,087,862
Starbucks Corp.	133,992	4,100,155
Starwood Hotels & Resorts Worldwide, Inc.	34,421	1,956,490
Wyndham Worldwide Corp.	32,341	929,804
Wynn Resorts, Ltd.	13,640	1,379,004
Yum! Brands, Inc.	84,547	4,234,114

		35,035,516
Household Durables - 0.39%
D.R. Horton, Inc.	50,713	509,159
Fortune Brands, Inc.	27,583	1,629,879
Harman International Industries, Inc. (I)	12,591	548,842
Leggett & Platt, Inc.	26,513	548,819
Lennar Corp., Class A (L)	28,794	437,381
Newell Rubbermaid, Inc.	57,215	959,496
Pulte Group, Inc. (I)(L)	60,971	381,678
Stanley Black & Decker, Inc.	29,993	1,785,483
Whirlpool Corp. (L)	13,760	1,004,480

		7,805,217

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.79%
Amazon.com, Inc. (I)	64,050	$11,234,370
Expedia, Inc.	37,599	989,982
priceline.com, Inc. (I)	8,760	3,451,878

		15,676,230
Leisure Equipment & Products - 0.16%
Eastman Kodak Company (I)(L)	48,633	229,061
Hasbro, Inc.	25,315	1,206,513
Mattel, Inc.	65,127	1,682,882

		3,118,456
Media - 3.06%
CBS Corp., Class B	123,245	2,075,446
Comcast Corp., Class A	508,118	10,162,360
DIRECTV, Class A (I)	156,928	6,517,220
Discovery Communications,
Inc., Series A (I)(L)	51,530	2,101,393
Gannett Company, Inc. (L)	43,191	566,234
Meredith Corp. (L)	6,579	221,186
News Corp., Class A	412,863	5,631,451
Omnicom Group, Inc.	54,559	2,479,161
Scripps Networks Interactive, Inc., Class A	16,257	828,294
The Interpublic Group of Companies, Inc. (I)	88,499	942,514
The McGraw-Hill Companies, Inc.	55,962	1,930,129
The New York Times Company, Class A (I)(L)	21,391	192,305
The Walt Disney Company	346,269	12,642,281
The Washington Post Company, Class B (L)	1,004	378,528
Time Warner Cable, Inc.	64,326	3,958,622
Time Warner, Inc.	203,588	6,003,810
Viacom, Inc., Class B	110,102	4,165,159

		60,796,093
Multiline Retail - 0.87%
Big Lots, Inc. (I)	13,678	419,231
Family Dollar Stores, Inc.	22,791	1,144,108
J.C. Penney Company, Inc.	42,807	1,424,189
Kohl’s Corp. (I)	55,760	3,145,979
Macy’s, Inc.	76,523	1,965,111
Nordstrom, Inc.	30,554	1,307,711
Sears Holdings Corp. (I)(L)	8,017	525,114
Target Corp.	130,615	7,437,218

		17,368,661
Specialty Retail - 1.98%
Abercrombie & Fitch Company, Class A (L)	15,982	803,096
AutoNation, Inc. (I)(L)	11,397	297,804
AutoZone, Inc. (I)	4,928	1,278,372
Bed Bath & Beyond, Inc. (I)	47,775	2,089,679
Best Buy Company, Inc.	62,651	2,676,451
CarMax, Inc. (I)	40,505	1,332,615
GameStop Corp., Class A (I)(L)	27,221	542,242
Home Depot, Inc.	301,495	9,108,164
Limited Brands, Inc.	47,919	1,613,433
Lowe’s Companies, Inc.	254,058	5,767,117
O’Reilly Automotive, Inc. (I)(L)	25,122	1,511,842
Office Depot, Inc. (I)	49,959	217,322
RadioShack Corp.	20,607	380,199
Ross Stores, Inc.	21,808	1,414,903
Staples, Inc.	132,184	2,909,370
The Gap, Inc.	79,553	1,699,252
Tiffany & Company (L)	22,860	1,419,606
TJX Companies, Inc.	72,538	3,308,458
Urban Outfitters, Inc. (I)(L)	23,312	880,960

		39,250,885

81

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.59%
Coach, Inc.	53,844	$3,044,340
NIKE, Inc., Class B	69,959	6,025,569
Polo Ralph Lauren Corp. (L)	11,802	1,289,250
VF Corp.	15,644	1,296,575

		11,655,734

		210,175,703
Consumer Staples - 10.75%
Beverages - 2.58%
Brown Forman Corp., Class B (L)	18,789	1,229,176
Coca-Cola Enterprises, Inc.	60,055	1,450,328
Constellation Brands, Inc., Class A (I)	32,078	661,128
Dr. Pepper Snapple Group, Inc.	43,245	1,584,064
Molson Coors Brewing Company	28,611	1,363,314
PepsiCo, Inc.	288,031	18,615,444
The Coca-Cola Company	418,117	26,412,451

		51,315,905
Food & Staples Retailing - 2.40%
Costco Wholesale Corp.	79,503	5,375,198
CVS Caremark Corp.	245,900	7,622,900
Safeway, Inc.	69,085	1,588,264
SUPERVALU, Inc. (L)	38,407	347,199
Sysco Corp.	106,524	3,091,326
The Kroger Company	116,241	2,737,476
Wal-Mart Stores, Inc.	362,109	19,586,476
Walgreen Company	176,190	6,140,222
Whole Foods Market, Inc. (I)	26,453	1,249,111

		47,738,172
Food Products - 1.74%
Archer-Daniels-Midland Company	115,747	3,355,506
Campbell Soup Company (L)	35,038	1,187,788
ConAgra Foods, Inc.	79,598	1,709,765
Dean Foods Company (I)	32,967	239,670
General Mills, Inc.	116,269	4,107,784
H.J. Heinz Company	57,632	2,781,897
Hormel Foods Corp.	12,538	615,365
Kellogg Company	47,189	2,323,114
Kraft Foods, Inc., Class A	315,754	9,551,559
McCormick & Company, Inc.	24,122	1,061,609
Mead Johnson Nutrition Company	37,031	2,205,937
Sara Lee Corp.	119,891	1,798,365
The Hershey Company (L)	27,960	1,308,528
The J.M. Smucker Company	21,636	1,368,477
Tyson Foods, Inc., Class A	53,986	854,598

		34,469,962
Household Products - 2.23%
Clorox Company	25,151	1,554,583
Colgate-Palmolive Company	87,988	6,735,481
Kimberly-Clark Corp.	74,104	4,586,297
The Procter & Gamble Company	513,893	31,383,446

		44,259,807
Personal Products - 0.19%
Avon Products, Inc.	77,659	2,217,941
The Estee Lauder Companies, Inc., Class A	20,669	1,548,521

		3,766,462
Tobacco - 1.61%
Altria Group, Inc.	377,290	9,054,960
Lorillard, Inc.	27,468	2,185,903
Philip Morris International, Inc.	331,833	18,877,979

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	61,224	$1,894,271

		32,013,113

		213,563,421
Energy - 11.44%
Energy Equipment & Services - 2.09%
Baker Hughes, Inc.	78,047	4,070,932
Cameron International Corp. (I)	43,850	2,109,624
Diamond Offshore Drilling, Inc. (L)	12,585	815,005
FMC Technologies, Inc. (I)(L)	21,727	1,830,282
Halliburton Company	164,906	6,240,043
Helmerich & Payne, Inc.	19,157	868,962
Nabors Industries, Ltd. (I)	51,647	1,140,882
National Oilwell Varco, Inc.	75,873	4,650,256
Rowan Companies, Inc. (I)	20,754	625,733
Schlumberger, Ltd.	247,372	19,131,750

		41,483,469
Oil, Gas & Consumable Fuels - 9.35%
Anadarko Petroleum Corp.	89,605	5,749,057
Apache Corp.	65,951	7,098,966
Cabot Oil & Gas Corp.	18,853	659,289
Chesapeake Energy Corp.	118,463	2,501,939
Chevron Corp.	364,009	29,473,809
ConocoPhillips	268,557	16,159,075
CONSOL Energy, Inc.	40,879	1,715,283
Denbury Resources, Inc. (I)	72,286	1,314,159
Devon Energy Corp.	78,754	5,557,670
El Paso Corp.	127,450	1,719,301
EOG Resources, Inc.	45,889	4,081,827
EQT Corp.	26,999	1,092,650
Exxon Mobil Corp.	921,848	64,123,747
Hess Corp.	52,919	3,706,976
Marathon Oil Corp.	128,484	4,300,359
Massey Energy Company	18,485	907,798
Murphy Oil Corp.	34,723	2,344,497
Noble Energy, Inc.	31,647	2,571,319
Occidental Petroleum Corp.	147,053	12,965,663
Peabody Energy Corp.	48,732	2,865,929
Pioneer Natural Resources Company	21,000	1,682,310
QEP Resources, Inc.	31,708	1,113,902
Range Resources Corp.	28,972	1,216,534
Southwestern Energy Company (I)	62,658	2,268,220
Spectra Energy Corp.	117,320	2,788,696
Sunoco, Inc.	21,829	876,216
Tesoro Corp. (I)(L)	25,836	421,644
The Williams Companies, Inc.	105,851	2,414,461
Valero Energy Corp.	102,521	1,997,109

		185,688,405

		227,171,874
Financials - 14.92%
Capital Markets - 2.40%
Ameriprise Financial, Inc.	45,451	2,356,180
E*TRADE Financial Corp. (I)	35,964	530,469
Federated Investors, Inc., Class B (L)	16,603	393,657
Franklin Resources, Inc.	26,525	3,026,237
Invesco, Ltd.	84,753	1,842,530
Janus Capital Group, Inc.	33,247	347,099
Legg Mason, Inc.	27,965	912,218
Morgan Stanley	252,914	6,186,276
Northern Trust Corp.	43,829	2,204,599
State Street Corp.	90,860	3,925,152
T. Rowe Price Group, Inc. (L)	46,411	2,707,154

82

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Bank of New York Mellon Corp.	219,797	$5,932,321
The Charles Schwab Corp.	179,399	2,696,367
The Goldman Sachs Group, Inc.	93,350	14,575,669

		47,635,928
Commercial Banks - 2.66%
BB&T Corp. (L)	125,456	2,910,579
Comerica, Inc. (L)	31,921	1,164,797
Fifth Third Bancorp	144,170	1,722,832
First Horizon National Corp. (I)	42,114	403,031
Huntington Bancshares, Inc.	129,783	757,284
KeyCorp	159,370	1,200,056
M&T Bank Corp.	15,527	1,194,958
Marshall & Ilsley Corp.	95,523	457,555
PNC Financial Services Group, Inc.	95,122	5,122,320
Regions Financial Corp.	227,382	1,223,315
SunTrust Banks, Inc.	90,511	2,114,337
U.S. Bancorp	347,092	8,253,848
Wells Fargo & Company	947,487	25,781,121
Zions Bancorporation (L)	31,382	610,380

		52,916,413
Consumer Finance - 0.71%
American Express Company	189,516	8,190,882
Capital One Financial Corp.	82,697	3,078,809
Discover Financial Services	98,495	1,800,489
SLM Corp. (I)	87,933	1,015,626

		14,085,806
Diversified Financial Services - 3.77%
Bank of America Corp.	1,816,579	19,891,540
Citigroup, Inc. (I)	4,616,055	19,387,431
CME Group, Inc.	12,170	3,505,690
IntercontinentalExchange, Inc. (I)	13,406	1,510,856
JPMorgan Chase & Company	717,874	26,834,130
Leucadia National Corp. (I)	35,681	926,279
Moody’s Corp. (L)	36,904	990,134
NYSE Euronext	47,177	1,288,876
The NASDAQ OMX Group, Inc. (I)	26,057	559,183

		74,894,119
Insurance - 3.79%
ACE, Ltd.	61,352	3,590,319
Aflac, Inc.	85,239	4,389,809
American International Group, Inc. (I)(L)	24,463	1,010,077
AON Corp.	59,420	2,383,930
Assurant, Inc.	19,288	680,288
Berkshire Hathaway, Inc., Class B (I)	313,186	24,954,660
Chubb Corp.	56,948	3,246,605
Cincinnati Financial Corp. (L)	29,450	887,770
Genworth Financial, Inc., Class A (I)	88,592	1,032,983
Hartford Financial Services Group, Inc.	80,443	1,790,661
Lincoln National Corp.	57,344	1,369,375
Loews Corp.	57,550	2,152,946
Marsh & McLennan Companies, Inc.	98,212	2,463,157
MetLife, Inc.	164,153	6,262,437
Principal Financial Group, Inc.	57,991	1,579,675
Prudential Financial, Inc.	84,548	4,284,893
The Allstate Corp.	97,416	2,835,780
The Progressive Corp.	120,871	2,458,516
The Travelers Companies, Inc.	85,090	4,594,009
Torchmark Corp.	14,632	840,901
Unum Group	59,162	1,271,391
XL Group PLC	61,919	1,217,328

		75,297,510

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.44%
Apartment Investment & Management
Company, Class A (L)	21,186	$511,006
AvalonBay Communities, Inc.	15,418	1,701,068
Boston Properties, Inc.	25,228	2,114,106
Equity Residential	51,318	2,564,874
HCP, Inc.	56,137	1,848,591
Health Care, Inc. (L)	24,012	1,111,275
Host Hotels & Resorts, Inc.	119,191	1,964,268
Kimco Realty Corp.	73,476	1,224,110
Plum Creek Timber Company, Inc. (L)	29,255	1,054,350
ProLogis	100,806	1,311,486
Public Storage	25,255	2,439,633
Simon Property Group, Inc.	53,013	5,221,781
Ventas, Inc.	28,439	1,458,068
Vornado Realty Trust	29,373	2,396,249
Weyerhaeuser Company	96,971	1,618,446

		28,539,311
Real Estate Management & Development - 0.05%
CB Richard Ellis Group, Inc., Class A (I)	52,430	1,006,132
Thrifts & Mortgage Finance - 0.10%
Hudson City Bancorp, Inc.	95,337	1,082,075
People’s United Financial, Inc.	67,148	831,964

		1,914,039

		296,289,258
Health Care - 10.96%
Biotechnology - 1.34%
Amgen, Inc. (I)	173,527	9,143,138
Biogen Idec, Inc. (I)(L)	43,797	2,801,694
Celgene Corp. (I)	85,099	5,053,179
Cephalon, Inc. (I)(L)	13,614	864,353
Genzyme Corp. (I)	46,137	3,285,877
Gilead Sciences, Inc. (I)	151,831	5,541,832

		26,690,073
Health Care Equipment & Supplies - 1.53%
Baxter International, Inc.	105,797	5,136,444
Becton, Dickinson & Company	42,029	3,275,320
Boston Scientific Corp. (I)	274,629	1,763,118
C.R. Bard, Inc. (L)	16,954	1,438,547
CareFusion Corp. (I)	40,255	920,632
DENTSPLY International, Inc.	25,856	799,468
Intuitive Surgical, Inc. (I)	7,124	1,854,306
Medtronic, Inc.	195,508	6,555,383
St. Jude Medical, Inc. (I)	59,274	2,293,311
Stryker Corp. (L)	61,803	3,095,712
Varian Medical Systems, Inc. (I)(L)	22,020	1,449,577
Zimmer Holdings, Inc. (I)	36,383	1,792,227

		30,374,045
Health Care Providers & Services - 2.00%
Aetna, Inc.	75,569	2,238,354
AmerisourceBergen Corp.	50,482	1,557,370
Cardinal Health, Inc.	63,576	2,262,034
CIGNA Corp.	49,278	1,813,923
Coventry Health Care, Inc. (I)	26,865	680,222
DaVita, Inc. (I)	18,575	1,350,403
Express Scripts, Inc. (I)	98,202	5,115,342
Humana, Inc. (I)	30,639	1,717,010
Laboratory Corp. of America Holdings (I)	18,611	1,526,660
McKesson Corp.	47,334	3,024,643
Medco Health Solutions, Inc. (I)	78,511	4,814,295
Patterson Companies, Inc.	17,507	520,483
Quest Diagnostics, Inc.	26,629	1,313,342

83

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (I)	87,841	$358,391
UnitedHealth Group, Inc.	203,544	7,433,427
WellPoint, Inc. (I)	72,371	4,033,960

		39,759,859
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	12,842	1,128,298
Life Sciences Tools & Services - 0.47%
Agilent Technologies, Inc. (I)	62,708	2,196,034
Life Technologies Corp. (I)	33,190	1,653,028
PerkinElmer, Inc.	21,346	497,362
Thermo Fisher Scientific, Inc. (I)	73,764	3,751,637
Waters Corp. (I)	16,662	1,280,808

		9,378,869
Pharmaceuticals - 5.56%
Abbott Laboratories	279,539	13,001,359
Allergan, Inc.	55,674	3,689,516
Bristol-Myers Squibb Company	310,464	7,836,111
Eli Lilly & Company	183,719	6,183,982
Forest Laboratories, Inc. (I)	51,696	1,648,585
Hospira, Inc. (I)	30,290	1,704,115
Johnson & Johnson	498,680	30,693,754
King Pharmaceuticals, Inc. (I)	45,200	639,580
Merck & Company, Inc.	557,183	19,206,098
Mylan, Inc. (I)	56,008	1,095,797
Pfizer, Inc.	1,455,294	23,706,739
Watson Pharmaceuticals, Inc. (I)	19,443	947,652

		110,353,288

		217,684,432
Industrials - 10.63%
Aerospace & Defense - 2.66%
General Dynamics Corp.	68,865	4,551,288
Goodrich Corp.	22,681	1,945,349
Honeywell International, Inc.	139,805	6,949,707
ITT Corp. (L)	33,204	1,527,384
L-3 Communications Holdings, Inc.	20,724	1,457,519
Lockheed Martin Corp.	53,816	3,661,641
Northrop Grumman Corp.	53,268	3,285,570
Precision Castparts Corp.	25,753	3,555,717
Raytheon Company	67,731	3,132,559
Rockwell Collins, Inc.	28,460	1,595,468
The Boeing Company	132,467	8,447,421
United Technologies Corp.	168,204	12,660,715

		52,770,338
Air Freight & Logistics - 1.11%
C.H. Robinson Worldwide, Inc.	30,029	2,213,438
Expeditors International of Washington, Inc.	38,414	2,032,101
FedEx Corp.	56,946	5,188,920
United Parcel Service, Inc., Class B	179,361	12,578,587

		22,013,046
Airlines - 0.09%
Southwest Airlines Company	135,050	1,798,866
Building Products - 0.04%
Masco Corp.	64,904	708,103
Commercial Services & Supplies - 0.47%
Avery Dennison Corp.	19,899	747,008
Cintas Corp.	24,079	643,993
Iron Mountain, Inc.	36,482	810,265
Pitney Bowes, Inc. (L)	37,418	820,951
R.R. Donnelley & Sons Company	37,349	588,620
Republic Services, Inc.	55,473	1,561,010

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Stericycle, Inc. (I)(L)	15,442	$1,141,164
Waste Management, Inc.	86,436	2,960,433

		9,273,444
Construction & Engineering - 0.17%
Fluor Corp. (L)	32,364	1,871,610
Jacobs Engineering Group, Inc. (I)	22,763	876,376
Quanta Services, Inc. (I)(L)	38,197	672,649

		3,420,635
Electrical Equipment - 0.52%
Emerson Electric Company	136,221	7,501,690
Rockwell Automation, Inc.	25,683	1,698,160
Roper Industries, Inc.	17,050	1,234,591

		10,434,441
Industrial Conglomerates - 2.32%
3M Company	129,110	10,842,658
General Electric Company	1,935,593	30,640,437
Textron, Inc. (L)	49,643	1,110,017
Tyco International, Ltd.	90,105	3,414,078

		46,007,190
Machinery - 2.16%
Caterpillar, Inc.	114,144	9,656,582
Cummins, Inc.	35,990	3,495,349
Danaher Corp.	96,887	4,190,363
Deere & Company	76,738	5,732,329
Dover Corp.	33,794	1,852,249
Eaton Corp.	30,380	2,928,632
Flowserve Corp.	10,127	1,067,993
Illinois Tool Works, Inc.	91,159	4,341,903
Ingersoll-Rand PLC (L)	56,544	2,318,304
PACCAR, Inc. (L)	65,997	3,554,598
Pall Corp.	21,121	956,148
Parker Hannifin Corp.	29,180	2,341,111
Snap-On, Inc.	10,518	556,718

		42,992,279
Professional Services - 0.11%
Dun & Bradstreet Corp.	9,061	682,656
Equifax, Inc.	22,634	783,363
Robert Half International, Inc.	26,720	740,678

		2,206,697
Road & Rail - 0.84%
CSX Corp.	68,733	4,179,654
Norfolk Southern Corp.	66,736	4,015,505
Ryder Systems, Inc.	9,489	409,071
Union Pacific Corp.	90,082	8,117,289

		16,721,519
Trading Companies & Distributors - 0.14%
Fastenal Company (L)	26,692	1,428,556
WW Grainger, Inc.	10,792	1,348,245

		2,776,801

		211,123,359
Information Technology - 18.44%
Communications Equipment - 2.10%
Cisco Systems, Inc. (I)	1,033,977	19,810,999
Harris Corp.	23,362	1,033,535
JDS Uniphase Corp. (I)	40,117	476,189
Juniper Networks, Inc. (I)	94,129	3,202,269
Motorola, Inc. (I)	422,538	3,236,641
QUALCOMM, Inc.	290,613	13,583,252

84

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Tellabs, Inc.	69,049	$435,699

		41,778,584
Computers & Peripherals - 4.44%
Apple, Inc. (I)	165,396	51,462,965
Dell, Inc. (I)	306,310	4,049,418
EMC Corp. (I)	371,780	7,989,552
Hewlett-Packard Company	410,564	17,214,949
Lexmark International, Inc., Class A (I)(L)	14,216	515,188
NetApp, Inc. (I)	64,648	3,292,523
QLogic Corp. (I)	19,778	353,828
SanDisk Corp. (I)	42,197	1,881,986
Western Digital Corp. (I)	41,518	1,390,853

		88,151,262
Electronic Equipment, Instruments & Components - 0.42%
Amphenol Corp., Class A	31,451	1,573,494
Corning, Inc.	282,726	4,992,941
FLIR Systems, Inc. (I)(L)	28,625	767,293
Jabil Circuit, Inc.	35,433	535,393
Molex, Inc. (L)	24,923	518,398

		8,387,519
Internet Software & Services - 1.99%
Akamai Technologies, Inc. (I)	32,879	1,715,955
eBay, Inc. (I)	209,052	6,089,685
Google, Inc., Class A (I)	45,006	25,010,284
Monster Worldwide, Inc. (I)(L)	23,503	530,698
Teradata Corp. (I)	30,289	1,244,575
VeriSign, Inc. (I)(L)	31,525	1,081,623
Yahoo!, Inc. (I)	244,099	3,849,441

		39,522,261
IT Services - 3.01%
Automatic Data Processing, Inc.	89,080	3,970,296
Cognizant Technology Solutions
Corp., Class A (I)	54,475	3,539,786
Computer Sciences Corp.	27,951	1,247,453
Fidelity National Information Services, Inc.	47,736	1,284,098
Fiserv, Inc. (I)	27,175	1,502,778
International Business Machines Corp.	228,348	32,302,108
MasterCard, Inc., Class A	17,531	4,155,373
Paychex, Inc.	58,243	1,662,255
SAIC, Inc. (I)	53,159	814,396
The Western Union Company	119,509	2,108,139
Total Systems Services, Inc. (L)	30,020	453,002
Visa, Inc., Class A (L)	89,974	6,644,580

		59,684,264
Office Electronics - 0.14%
Xerox Corp.	250,393	2,869,504
Semiconductors & Semiconductor Equipment - 2.55%
Advanced Micro Devices, Inc. (I)(L)	102,586	747,852
Altera Corp.	55,621	1,951,741
Analog Devices, Inc.	53,967	1,919,067
Applied Materials, Inc.	241,893	3,006,730
Broadcom Corp., Class A	81,130	3,609,474
First Solar, Inc. (I)(L)	9,758	1,198,770
Intel Corp.	1,008,062	21,290,269
KLA-Tencor Corp. (L)	30,385	1,114,218
Linear Technology Corp.	40,633	1,324,636
LSI Corp. (I)	116,203	667,005
MEMC Electronic Materials, Inc. (I)(L)	41,172	476,360
Microchip Technology, Inc. (L)	33,662	1,131,380
Micron Technology, Inc. (I)(L)	154,793	1,123,797
National Semiconductor Corp.	43,367	578,949

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Novellus Systems, Inc. (I)	16,639	$501,666
NVIDIA Corp. (I)	103,920	1,413,312
Teradyne, Inc. (I)(L)	32,830	389,364
Texas Instruments, Inc.	216,385	6,881,043
Xilinx, Inc. (L)	46,860	1,270,843

		50,596,476
Software - 3.79%
Adobe Systems, Inc. (I)	95,090	2,636,846
Autodesk, Inc. (I)	41,149	1,452,148
BMC Software, Inc. (I)	32,339	1,435,852
CA, Inc.	70,062	1,603,719
Citrix Systems, Inc. (I)	33,845	2,247,985
Compuware Corp. (I)	40,416	416,285
Electronic Arts, Inc. (I)	59,798	891,588
Intuit, Inc. (I)	51,182	2,297,560
McAfee, Inc. (I)	27,533	1,289,921
Microsoft Corp.	1,378,685	34,756,649
Novell, Inc. (I)	63,598	379,044
Oracle Corp.	700,684	18,946,495
Red Hat, Inc. (I)	34,206	1,487,961
Salesforce.com, Inc. (I)(L)	21,166	2,946,731
Symantec Corp. (I)	142,906	2,400,821

		75,189,605

		366,179,475
Materials - 3.54%
Chemicals - 2.05%
Air Products & Chemicals, Inc.	38,478	3,317,573
Airgas, Inc.	13,481	823,689
CF Industries Holdings, Inc.	12,869	1,554,189
E.I. Du Pont de Nemours & Company	164,120	7,711,999
Eastman Chemical Company	13,079	1,017,677
Ecolab, Inc.	42,238	2,019,399
FMC Corp.	13,122	1,021,154
International Flavors & Fragrances, Inc.	14,457	759,282
Monsanto Company	97,846	5,862,932
PPG Industries, Inc.	29,900	2,331,004
Praxair, Inc.	55,411	5,100,583
Sigma-Aldrich Corp.	21,965	1,388,627
The Dow Chemical Company	209,987	6,547,395
The Sherwin-Williams Company	16,347	1,212,457

		40,667,960
Construction Materials - 0.04%
Vulcan Materials Company (L)	23,223	931,707
Containers & Packaging - 0.16%
Ball Corp.	16,578	1,092,159
Bemis Company, Inc.	19,758	620,796
Owens-Illinois, Inc. (I)	29,610	795,917
Sealed Air Corp.	28,894	671,786

		3,180,658
Metals & Mining - 1.15%
AK Steel Holding Corp. (L)	19,911	264,418
Alcoa, Inc.	184,887	2,425,717
Allegheny Technologies, Inc. (L)	17,846	922,638
Cliffs Natural Resources, Inc.	24,521	1,675,765
Freeport-McMoRan Copper & Gold, Inc.	85,170	8,629,424
Newmont Mining Corp.	89,143	5,244,283
Nucor Corp.	57,131	2,156,124
Titanium Metals Corp. (I)	16,310	281,674
United States Steel Corp. (L)	25,992	1,263,471

		22,863,514

85

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.14%
International Paper Company	79,122	$1,975,676
MeadWestvaco Corp.	30,923	768,127

		2,743,803

		70,387,642
Telecommunication Services - 3.01%
Diversified Telecommunication Services - 2.69%
AT&T, Inc.	1,069,799	29,729,714
CenturyLink, Inc. (L)	54,577	2,346,265
Frontier Communications Corp. (L)	179,590	1,634,269
Qwest Communications International, Inc. (L)	314,875	2,204,125
Verizon Communications, Inc.	511,769	16,381,726
Windstream Corp.	87,469	1,140,596

		53,436,695
Wireless Telecommunication Services - 0.32%
American Tower Corp., Class A (I)	72,625	3,672,646
MetroPCS Communications, Inc. (I)(L)	47,412	576,056
Sprint Nextel Corp. (I)	540,335	2,042,466

		6,291,168

		59,727,863
Utilities - 3.34%
Electric Utilities - 1.80%
Allegheny Energy, Inc.	30,707	700,734
American Electric Power Company, Inc.	86,800	3,090,080
Duke Energy Corp.	238,747	4,190,010
Edison International	58,986	2,178,943
Entergy Corp.	33,822	2,409,479
Exelon Corp.	119,670	4,711,408
FirstEnergy Corp. (L)	55,189	1,937,686
Nextera Energy, Inc.	75,287	3,811,028
Northeast Utilities	31,891	991,810
Pepco Holdings, Inc.	40,533	743,781
Pinnacle West Capital Corp.	19,668	794,981
PPL Corp.	87,395	2,220,707
Progress Energy, Inc.	52,970	2,314,259
Southern Company	150,396	5,672,922

		35,767,828
Gas Utilities - 0.07%
Nicor, Inc. (L)	8,237	356,250
ONEOK, Inc.	19,266	984,685

		1,340,935
Independent Power Producers & Energy Traders - 0.16%
Constellation Energy Group, Inc.	36,565	1,036,983
NRG Energy, Inc. (I)	45,838	888,340
The AES Corp. (I)	120,748	1,305,286

		3,230,609
Multi-Utilities - 1.31%
Ameren Corp.	43,310	1,243,863
CenterPoint Energy, Inc.	76,346	1,193,288
CMS Energy Corp. (L)	41,672	748,846
Consolidated Edison, Inc.	51,170	2,475,093
Dominion Resources, Inc.	106,659	4,429,548
DTE Energy Company	30,559	1,361,403
Integrys Energy Group, Inc. (L)	13,984	681,021
NiSource, Inc. (L)	50,324	841,921
PG&E Corp.	70,744	3,320,016
Public Service Enterprise Group, Inc.	91,602	2,824,090
SCANA Corp.	20,401	828,689
Sempra Energy	44,872	2,247,638
TECO Energy, Inc. (L)	38,845	650,654

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Wisconsin Energy Corp.	21,163	$1,274,436
Xcel Energy, Inc.	83,216	1,955,576

		26,076,082

		66,415,454

TOTAL COMMON STOCKS (Cost $1,509,988,054)		$1,938,718,481

SHORT-TERM INVESTMENTS - 5.42%
Short-Term Securities* - 1.97%
Federal Home Loan Bank Discount Notes,
0.070%, 12/01/2010	$9,150,000	9,150,000
Federal Home Loan Bank Discount Notes,
0.120%, 12/10/2010	15,000,000	14,999,550
Federal Home Loan Bank Discount Notes,
0.170%, 12/22/2010	15,000,000	14,998,513

		39,148,063
Securities Lending Collateral - 3.45%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	6,836,979	68,418,336

TOTAL SHORT-TERM INVESTMENTS (Cost $107,571,380)		$107,566,399

Total Investments (Index 500 Fund)
(Cost $1,617,559,434) - 103.03%		$2,046,284,880
Other assets and liabilities, net - (3.03%)		(60,184,085)

TOTAL NET ASSETS - 100.00%		$1,986,100,795

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.17%
Australia - 5.37%
AGL Energy, Ltd.	11,918	$175,325
Alumina, Ltd.	56,021	106,468
AMP, Ltd. (L)	54,340	262,488
Asciano Group (I)	70,683	109,497
Australia & New Zealand Banking Group, Ltd.	66,057	1,431,416
Australian Stock Exchange, Ltd.	4,362	157,821
AXA Asia Pacific Holdings, Ltd.	24,037	142,023
Bendigo and Adelaide Bank, Ltd.	9,104	86,073
BHP Billiton, Ltd.	87,504	3,597,087
Billabong International, Ltd.	4,920	39,714
BlueScope Steel, Ltd.	45,278	83,501
Boral, Ltd.	16,521	71,067
Brambles, Ltd.	34,429	224,270
Caltex Australia, Ltd.	3,106	39,108
CFS Gandel Retail Trust	43,918	75,288
Coca-Cola Amatil, Ltd.	13,557	144,744
Cochlear, Ltd.	1,479	110,825
Commonwealth Bank of Australia	40,380	1,864,420
Computershare, Ltd.	10,551	99,117
Crown, Ltd.	11,735	91,998
CSL, Ltd.	14,236	475,596
CSR, Ltd.	33,234	54,144
Dart Energy, Ltd. (I)	10,023	11,318
Dexus Property Group	117,928	88,013
Duluxgroup, Ltd.	11,631	29,586
Fortescue Metals Group, Ltd. (I)	31,662	191,062
Foster’s Group, Ltd.	49,633	268,769
General Property Trust, Ltd.	41,362	109,803

86

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Goodman Fielder, Ltd.	27,646	$36,372
Goodman Group	163,559	100,130
Harvey Norman Holding, Ltd.	11,715	33,568
Incitec Pivot, Ltd.	41,761	149,216
James Hardie Industries, Ltd. (I)	10,488	54,130
John Fairfax Holdings, Ltd.	52,429	68,682
Leighton Holdings, Ltd. (L)	3,498	105,364
Lend Lease Corp.	14,037	101,783
MacArthur Coal, Ltd.	2,217	25,387
Macquarie Airports, Ltd.	9,706	28,237
Macquarie Group, Ltd.	8,265	280,783
Metcash, Ltd.	17,690	70,702
Mirvac Group, Ltd.	66,342	81,005
National Australia Bank, Ltd.	55,303	1,239,692
Newcrest Mining, Ltd.	12,396	470,232
NRMA Insurance Group, Ltd. (I)	53,126	190,889
OneSteel, Ltd.	32,474	77,591
Orica, Ltd.	9,181	219,397
Origin Energy, Ltd.	22,092	332,259
Oxiana, Ltd.	71,949	105,542
Paladin Resources, Ltd. (I)(L)	14,622	68,538
Qantas Airways, Ltd. (I)	24,543	61,729
QBE Insurance Group, Ltd.	25,608	412,478
QR National, Ltd. (I)	48,974	131,436
Ramsay Health Care, Ltd.	4,322	64,618
Rio Tinto, Ltd.	11,362	892,045
Santos, Ltd.	21,421	255,155
Sims Group, Ltd.	3,458	58,520
Sonic Healthcare, Ltd.	8,985	101,420
SP Ausnet	17,563	15,141
Stockland (I)	60,551	212,204
Suncorp-Metway, Ltd.	31,664	273,506
TABCORP Holdings, Ltd.	18,279	124,200
Tattersall’s, Ltd.	31,297	74,289
Telstra Corp., Ltd.	109,888	295,321
Toll Holdings, Ltd.	16,481	97,919
Transurban Group, Ltd.	34,203	170,217
Wesfarmers, Ltd.	26,208	787,907
Wesfarmers, Ltd., PPS	3,480	105,578
Westfield Group	56,636	658,536
Westpac Banking Corp.	77,626	1,585,666
Woodside Petroleum, Ltd.	16,345	655,869
Woolworths, Ltd.	32,349	830,863
WorleyParsons, Ltd.	4,382	105,480

		21,950,137
Austria - 0.25%
Amcor, Ltd.	31,478	194,170
Erste Group Bank AG	4,770	186,930
Immoeast AG (I)	14,582	0
Immofinanz AG (I)	24,737	87,763
Oesterreichische Elektrizitaets
AG, Class A (L)	2,358	74,226
OMV AG	3,669	123,234
Raiffeisen International Bank Holding AG	1,107	54,371
Telekom Austria AG	10,175	141,445
Voestalpine AG	2,818	114,266
Wiener Staedtische Allgemeine
Versicherung AG	1,245	57,939

		1,034,344
Belgium - 0.62%
Ageas	63,923	145,926
Anheuser-Busch InBev NV	18,825	1,031,105
Anheuser-Busch InBev NV, VVPR (I)	9,984	52

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Bekaert SA (I)	1,143	$108,560
Belgacom SA	4,395	148,645
Colruyt SA	1,770	88,416
Compagnie Nationale A Portefeuille, ADR	509	24,309
Delhaize Group SA	2,868	196,099
Dexia SA (I)	14,443	53,013
Groupe Bruxelles Lambert SA	1,956	153,287
KBC Bancassurance Holding NV (I)	4,062	142,364
Mobistar SA	1,016	59,110
Solvay SA	1,636	158,050
UCB SA	2,630	85,002
Umicore	3,377	160,148

		2,554,086
Bermuda - 0.05%
Seadrill, Ltd.	6,999	214,130
Brazil - 1.72%
All America Latina Logistica	13,600	126,513
B2W Companhia Global Do Varejo	2,100	37,356
Banco do Brasil SA	15,958	306,204
Banco Santander Brasil SA	15,415	199,138
BM&F Bovespa SA	53,006	403,434
BR Malls Participacoes SA	9,624	94,859
Centrais Eletricas Brasileiras SA	7,700	100,999
Cia de Concessoes Rodoviarias, ADR	4,000	109,063
Cia de Saneamento Basico do Estado de
Sao Paulo	4,279	94,809
Cielo SA	16,611	144,351
Companhia Siderurgica Nacional SA	20,732	315,708
Cosan SA Industria e Comercio (I)	4,738	72,537
CPFL Energia SA	3,700	85,670
Cyrela Brazil Realty SA	10,000	126,560
Duratex SA	5,419	61,946
EDP - Energias do Brasil SA	2,700	57,634
Empresa Brasileira de Aeronautica SA (I)	13,400	96,831
Fibria Celulose SA (I)	3,592	55,705
Gafisa SA	12,563	87,412
Hypermarcas SA (I)	8,677	137,296
JBS SA	18,485	70,615
LLX Logistica SA (I)	4,867	24,128
Localiza Rent A Car SA	4,320	70,950
Lojas Renner SA (I)	2,900	101,532
Marfrig Frigorificos e Comercio de
Alimentos SA	2,646	20,139
MMX Mineracao e Metalicos SA (I)	7,493	53,315
MRV Engenharia e Participacoes SA	10,285	101,674
Multiplan Empreendimentos Imobiliarios SA	2,485	55,074
Natura Cosmeticos SA	5,700	153,188
OGX Petroleo e Gas Participacoes SA (I)	33,700	391,129
PDG Realty SA Empreendimentos
e Participacoes	27,788	168,388
Perdigao SA (I)	18,300	272,163
Petroleo Brasileiro SA (I)	64,356	1,027,309
Porto Seguro SA	5,027	75,642
Redecard SA	8,133	106,015
Rossi Residencial SA (I)	6,137	54,226
Souza Cruz SA (I)	2,700	135,630
Tam SA	96	2,239
Tele Norte Leste Participacoes SA	2,500	44,675
Tractebel Energia SA	5,400	85,286
Ultrapar Participacoes SA (I)	2,500	148,869
Usinas Siderurgicas de Minas Gerais SA (I)	4,400	55,789
Vale Fertilizantes SA	34,906	1,090,380

		7,022,380

87

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 7.49%
Agnico-Eagle Mines, Ltd.	4,100	$331,818
Agrium, Inc.	4,000	320,491
Alimentation Couche Tard, Inc.	2,700	67,937
ARC Energy Trust	2,700	63,992
Athabasca Oil Sands Corp. (I)	4,500	60,275
Bank of Montreal	14,700	862,053
Bank of Nova Scotia	26,700	1,384,223
Barrick Gold Corp.	25,708	1,325,031
Baytex Energy Trust	3,200	134,041
BCE, Inc.	6,373	215,486
Bombardier, Inc.	34,300	157,041
Bonavista Energy Trust	1,200	33,164
Brookfield Asset Management, Inc.	12,825	375,174
Brookfield Properties Corp.	7,050	114,209
CAE, Inc. (L)	5,800	63,619
Cameco Corp.	9,900	358,369
Canadian Imperial Bank of Commerce	10,200	785,456
Canadian National Railway Company	12,300	785,772
Canadian Natural Resources, Ltd.	28,400	1,092,510
Canadian Oil Sands Trust	5,600	152,254
Canadian Pacific Railway, Ltd.	4,300	274,575
Canadian Tire Corp., Ltd.	1,800	111,396
Canadian Utilities, Ltd.	2,100	105,967
Cenovus Energy, Inc.	18,900	543,682
Centerra Gold, Inc.	5,000	97,608
CGI Group, Inc. (I)	6,100	95,670
Chorus Aviation, Inc.	415	2,042
CI Financial Corp.	3,400	70,017
Crescent Point Energy Corp.	6,200	250,464
Eldorado Gold Corp.	13,200	230,298
Empire Company, Ltd.	600	33,421
Enbridge, Inc.	9,200	512,092
EnCana Corp.	18,900	523,430
Enerplus Resources Fund	4,000	115,260
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	500	193,639
Finning International, Inc.	3,800	91,766
First Quantum Minerals, Ltd.	1,800	159,914
Fortis, Inc.	4,100	128,206
Franco-Nevada Corp.	2,500	83,678
George Weston, Ltd.	1,100	83,956
Gildan Activewear, Inc. (I)	2,700	81,377
Goldcorp, Inc.	19,153	869,259
Great-West Lifeco, Inc.	7,100	178,097
Husky Energy, Inc.	6,300	150,174
IAMGOLD Corp.	8,700	142,719
IGM Financial, Inc.	2,800	116,468
Imperial Oil, Ltd.	7,300	265,461
Industrial Alliance Insurance and Financial
Services, Inc.	1,900	64,132
Inmet Mining Corp.	1,100	66,350
Intact Financial Corp.	2,800	133,515
Ivanhoe Mines, Ltd. (I)	6,100	147,070
Kinross Gold Corp.	27,570	479,665
Loblaw Companies, Ltd.	2,500	99,825
Magna International, Inc.	5,200	248,159
Manulife Financial Corp. (C)	46,300	644,064
MEG Energy Corp. (I)	1,600	58,464
Metro, Inc.	2,600	117,241
National Bank of Canada	4,100	270,950
Nexen, Inc.	12,800	267,708
Niko Resources, Ltd.	1,100	98,754
Onex Corp.	2,300	63,295
Open Text Corp. (I)	1,300	55,087
Osisko Mining Corp. (I)	9,800	150,740

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Pacific Rubiales Energy Corp.	5,900	$183,917
Pan American Silver Corp.	2,500	93,347
Pengrowth Energy Trust	9,400	121,603
Penn West Energy Trust (L)	10,215	221,604
PetroBakken Energy, Ltd., Class A	1,400	25,435
Petrobank Energy & Resources, Ltd. (I)	2,300	90,562
Potash Corp. of Saskatchewan, Inc.	7,700	1,107,951
Power Corp. of Canada (L)	8,400	223,307
Power Financial Corp.	6,200	181,914
Progress Energy Resources Corp.	4,300	48,506
Research In Motion, Ltd. (I)	13,000	800,984
RioCan Real Estate Investment Trust	2,600	54,606
Ritchie Bros. Auctioneers, Inc. (L)	1,900	37,850
Rogers Communications, Inc., Class B	11,400	403,006
Royal Bank of Canada	37,100	1,985,919
Saputo, Inc.	3,400	123,904
Shaw Communications, Inc., Class B (L)	8,700	174,331
Sherritt International Corp.	6,000	45,999
Shoppers Drug Mart Corp.	5,500	202,684
Silver Wheaton Corp. (I)	8,100	299,050
SNC-Lavalin Group, Inc.	3,800	202,891
Sun Life Financial, Inc.	14,000	377,770
Suncor Energy, Inc.	40,724	1,367,847
Talisman Energy, Inc.	25,500	489,606
Teck Resources, Ltd.	15,152	752,914
TELUS Corp.	3,500	152,335
Telus Corp.	1,400	63,553
The Toronto-Dominion Bank	22,650	1,647,975
Thomson Corp. (L)	9,293	338,569
Tim Hortons, Inc.	4,100	161,755
TMX Group, Inc.	1,400	48,019
Trans-Canada Corp.	18,100	638,274
TransAlta Corp.	5,000	102,090
Valeant Pharmaceuticals International, Inc.	7,400	191,821
Vermilion Energy, Inc.	2,500	102,333
Viterra, Inc.	8,600	76,739
Yamana Gold, Inc.	18,393	214,649
Yellow Media, Inc.	15,500	93,011

		30,607,200
Cayman Islands - 0.07%
China Dongxiang Group Company	70,500	31,429
ENN Energy Holdings, Ltd.	24,000	69,195
Sands China, Ltd. (I)	45,252	96,664
Wynn Macau, Ltd.	40,750	81,994

		279,282
Chile - 0.40%
Banco Santander Chile SA, ADR (L)	1,929	176,658
Cia Cervecerias Unidas SA, ADR	1,107	62,247
CorpBanca SA, SADR (L)	650	57,688
Embotelladora Andina SA, ADR, Series A	915	22,646
Embotelladora Andina SA, ADR, Series B	1,006	30,492
Empresa Nacional de Electricidad
SA, ADR (L)	6,621	379,450
Enersis SA, SADR	16,311	388,039
Lan Airlines SA, SADR (L)	4,620	142,157
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares	6,677	338,657
Vina Concha Y Toro SA, ADR (L)	911	44,111

		1,642,145
China - 2.85%
Agile Property Holdings, Ltd.	47,211	65,307
Agricultural Bank of China (I)	381,000	198,369
Air China, Ltd. (I)	71,466	91,644

88

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Aluminum Corp. of China, Ltd. (I)	130,780	$116,373
Angang Steel Company, Ltd., Class H	37,012	52,930
Anhui Conch Cement Company, Ltd.	26,140	110,473
Anta Sports Products, Ltd.	26,000	48,365
Bank of China, Ltd., Class H	1,478,474	786,557
Bank of Communications
Company, Ltd., Class H	176,160	183,705
BBMG Corp. (I)	32,000	45,859
Beijing Capital International Airport
Company, Ltd., Class H	81,211	44,458
Beijing Datang Power Generation
Company, Ltd., Class H	97,136	35,282
BYD Company, Ltd., Class H	16,994	101,633
China BlueChemical, Ltd.	68,000	54,038
China Citic Bank Corp, Ltd.	151,000	105,421
China Coal Energy Company, Series H	81,295	127,392
China Communications
Construction Company, Ltd.	104,965	90,430
China Communications Services
Corp., Ltd., Class H	82,000	49,733
China Construction Bank Corp.	1,201,118	1,083,223
China COSCO Holdings Company, Ltd. (I)	87,379	95,231
China Life Insurance Company, Ltd.	188,376	805,072
China Longyuan Power Group Corp. (I)	48,000	44,679
China Merchants Bank Company, Ltd.	109,855	282,322
China Minsheng Banking Corp. Ltd.	90,500	80,333
China National Building
Material Company, Ltd.	36,000	82,912
China Oilfield Services, Ltd.	48,000	87,103
China Pacific Insurance Group
Company, Ltd. (I)	17,800	70,625
China Petroleum & Chemical Corp.	396,030	367,064
China Railway Construction Corp. (I)	38,800	46,072
China Railway Group, Ltd.	121,000	84,161
China Shenhua Energy Company, Ltd.	86,000	361,823
China Shipping Container Lines
Company, Ltd. (I)	134,076	53,296
China Shipping Development Company, Ltd.	39,568	54,630
China Telecom Corp., Ltd.	338,396	169,596
China Unicom, Ltd.	152,416	204,686
China Yurun Food Group, Ltd.	33,400	118,935
China Zhongwang Holdings, Ltd.	66,400	36,134
Country Garden Holdings Company	166,301	60,399
CSR Corp., Ltd.	63,000	74,992
Dongfang Electric Corp. Ltd.	6,000	29,605
Dongfeng Motor Group Company, Ltd.	60,780	115,382
Foxconn International Holdings, Ltd. (I)	56,000	39,074
Golden Eagle Retail Group, Ltd.	24,000	70,079
Greentown China Holdings, Ltd.	24,500	26,561
Guangdong Investment, Ltd.	96,780	48,363
Guangzhou Automobile Group
Company, Ltd. (I)	59,219	79,724
Guangzhou R&F Properties
Company, Ltd., Class H	28,000	37,004
Hidili Industry International Development, Ltd.	36,000	33,178
Huaneng Power International, Inc., Class H	90,564	48,679
Industrial & Commercial Bank of China, Ltd.	1,406,000	1,091,048
Jiangsu Expressway, Ltd.	46,855	50,679
Jiangxi Copper Company, Ltd., Class H	44,925	128,377
Lenovo Group, Ltd.	156,564	103,818
Maanshan Iron & Steel Company, Ltd. (L)	77,925	40,720
Metallurgical Corp of China Ltd (I)	81,000	35,781
PetroChina Company, Ltd., Class H	531,739	654,765
PICC Property & Casualty
Company, Ltd., Class H (I)	74,780	111,472

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Ping An Insurance Group Company
of China, Ltd.	44,855	$520,452
Semiconductor Manufacturing
International Corp.	601,000	44,695
Shanghai Electric Group Company, Ltd.	91,136	62,054
Shimao Property Holdings, Ltd., GDR	49,500	74,561
Shui On Land, Ltd.	122,960	61,611
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	92,066	44,834
Sinopharm Group Company (I)	18,400	67,108
Tencent Holdings, Ltd.	26,000	572,633
Tingyi (Cayman Islands) Holding Corp.	52,000	128,182
Tsingtao Brewery Company, Ltd., Series H	6,000	32,463
Want Want China Holdings, Ltd.	156,000	133,350
Weichai Power Compnay, Ltd.	13,600	93,637
Wumart Stores, Inc.	22,000	68,576
Yanzhou Coal Mining Company, Ltd., Class H	59,210	163,904
Zhejiang Expressway Company, Ltd., Class H	54,282	51,045
Zijin Mining Group, Ltd.	127,686	119,876
ZTE Corp., Class H	19,080	70,030

		11,624,577
Colombia - 0.18%
BanColombia SA	11,892	733,736
Czech Republic - 0.08%
CEZ AS (L)	4,862	189,946
Komercni Banka AS	489	103,026
Telefonica O2 Czech Republic AS	2,393	46,246

		339,218
Denmark - 0.67%
A P Moller Maersk A/S	13	103,096
A P Moller Maersk A/S, Series A	36	292,010
Carlsberg A/S	2,900	274,023
Coloplast A/S	555	73,896
Danske Bank A/S (I)	11,800	292,601
DSV A/S, ADR	6,700	131,839
Novo Nordisk A/S	11,650	1,154,337
Novozymes A/S, B Shares	1,100	143,473
TrygVesta A/S	1,025	44,176
Vestas Wind Systems A/S (I)	5,600	159,719
William Demant Holdings A/S (I)	900	62,680

		2,731,850
Egypt - 0.11%
Commercial International Bank (I)	14,646	104,548
Egypt Kuwait Holding Company	22,410	37,375
Egyptian Company for Mobile Services (I)	751	21,660
Egyptian Financial Group-Hermes Holding (I)	7,160	41,313
EL EZZ Steel Company (I)	9,469	29,448
Orascom Construction Industries (I)	2,165	97,340
Orascom Telecom Holding SAE (I)	74,402	53,294
Talaat Moustafa Group (I)	21,101	29,087
Telecom Egypt (I)	6,820	20,299

		434,364
Finland - 0.70%
Elisa OYJ, Class A	4,100	80,917
Fortum OYJ (I)	12,009	316,758
Kesko OYJ	1,700	78,007
Kone Oyj	4,158	217,570
Metra Oyj	2,000	138,515
Metso OYJ	3,100	159,538
Neste Oil OYJ	3,343	47,017
Nokia AB OYJ	97,650	903,334
Nokian Renkaat OYJ	2,490	79,963

89

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Series B	2,423	$49,157
Outokumpu OYJ	4,000	65,571
Pohjola Bank PLC	4,484	50,850
Rautaruukki OYJ (L)	2,200	39,890
Sampo OYJ	11,618	284,173
Sanoma OYJ	1,650	33,272
Stora Enso OYJ, Series R	15,200	130,727
UPM-Kymmene OYJ	13,186	195,701

		2,870,960
France - 5.76%
Accor SA	3,490	147,459
Aeroports de Paris	638	48,852
Air France KLM (I)	2,565	44,794
Air Liquide SA	7,443	870,928
Alcatel-Lucent (I)	60,828	165,518
Alstom SA	5,326	219,663
Atos Origin SA (I)	997	40,679
AXA SA	45,193	648,973
BioMerieux SA	229	20,377
BNP Paribas	24,709	1,460,564
Bouygues SA	5,651	225,899
Bureau Veritas SA	1,080	78,629
Cap Gemini SA	3,566	150,287
Carrefour SA	15,622	706,533
Casino Guichard Perrachon SA	1,338	117,759
Christian Dior SA	1,519	210,336
Cie de Saint-Gobain SA	9,590	429,221
Cie Generale de Geophysique-Veritas (I)	3,403	78,724
CNP Assurances SA	3,718	59,574
Compagnie Generale des Etablissements
Michelin, Class B	4,293	290,289
Credit Agricole SA	22,943	280,778
Danone SA	15,344	898,468
Dassault Systemes SA	1,563	106,791
Edenred (I)	3,380	75,209
Eiffage SA (I)	858	37,691
Electricite de France (L)	6,361	265,725
Eramet	92	28,463
Essilor International SA	4,981	311,191
Eurazeo	555	37,714
European Aeronautic Defence &
Space Company (I)	10,198	228,579
Eutelsat Communications	2,373	79,881
Fonciere Des Regions	489	44,398
France Telecom SA	48,342	978,273
GDF Suez	32,427	1,074,555
Gecina SA (I)	319	33,324
Groupe Eurotunnel SA	11,381	97,360
Hermes International SA	348	65,912
ICADE	515	48,238
Iliad SA	310	31,048
Imerys SA	677	38,706
JC Decaux SA (I)	1,422	35,701
Klepierre SA	1,934	61,011
L’Oreal SA	6,079	646,201
Lafarge SA	5,021	274,147
Lagardere S.C.A	2,725	100,614
Legrand SA, ADR	4,410	168,505
LVMH Moet Hennessy Louis Vuitton SA (L)	6,443	976,858
M6-Metropole Television	1,462	31,722
Natixis (I)	22,776	100,217
Neopost SA	776	68,406
PagesJaunes Groupe SA	2,127	18,844
Pernod-Ricard SA	5,054	411,781

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Peugeot SA (I)	3,575	$133,211
PPR	1,903	302,232
Publicis Groupe SA	3,083	137,735
Renault SA (I)	4,656	243,968
Safran SA	3,866	121,054
Sanofi-Aventis SA	27,340	1,651,915
Schneider Electric SA	5,981	838,943
SCOR SE	3,747	87,413
Societe BIC SA	611	49,418
Societe Generale	16,551	765,974
Societe Television Francaise	2,677	38,925
Sodexho Alliance	2,266	142,786
STMicroelectronics NV	14,871	133,211
Suez Environnement SA	6,180	110,006
Technip SA	2,383	184,896
Thales SA	1,957	68,669
Total SA	55,108	2,667,012
Unibail-Rodamco SE	2,285	397,042
Vallourec SA	2,665	252,930
Veolia Environnement SA	8,392	220,818
Vinci SA	10,936	530,515
Vivendi SA	32,348	789,002

		23,539,044
Germany - 5.06%
Adidas AG (I)	5,505	345,618
Allianz SE	11,835	1,298,363
Axel Springer AG	475	66,583
BASF SE	23,948	1,790,176
Bayer AG	21,586	1,567,478
Bayerische Motoren Werke (BMW) AG	8,633	649,294
Beiersdorf AG	2,628	152,556
Brenntag AG (I)	886	77,630
Celesio AG	1,996	46,976
Commerzbank AG (I)(L)	17,186	125,120
Continental AG (I)	1,316	102,200
Daimler AG (I)	23,518	1,522,666
Deutsche Bank AG	24,282	1,153,842
Deutsche Boerse AG	5,084	307,516
Deutsche Lufthansa AG (I)	6,025	128,218
Deutsche Post AG	22,066	354,088
Deutsche Telekom AG	73,826	945,742
E.ON AG	46,955	1,347,028
Fraport AG, ADR	967	56,785
Fresenius AG	736	63,054
Fresenius Medical Care AG	5,012	289,287
GEA Group AG (I)	4,353	104,792
Hannover Rueckversicherung AG	1,572	73,172
HeidelbergCement AG	3,635	197,742
Henkel AG & Company, KGaA	3,201	162,079
Hochtief AG	1,197	88,625
Infineon Technologies AG	28,752	256,117
K&S AG	3,777	252,421
Kabel Deutschland Holding AG (I)	1,683	78,100
Lanxess AG	2,327	164,193
Linde AG	4,404	615,038
MAN AG	2,782	327,092
Merck KGAA	1,599	124,801
Metro AG	3,431	246,105
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	4,914	682,446
Puma AG	139	41,317
Qiagen AG (I)	6,115	111,345
RWE AG	10,917	679,489
Salzgitter AG	1,097	70,639

90

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
SAP AG	22,377	$1,043,947
Siemens AG	21,453	2,346,765
Suedzucker AG	1,728	36,951
ThyssenKrupp AG	8,719	333,505
TUI AG (I)	3,607	38,017
United Internet AG	3,158	44,650
Volkswagen AG (L)	820	110,824
Wacker Chemie AG	323	55,334

		20,675,726
Greece - 0.19%
Alpha Bank A.E. (I)	14,784	82,374
Bank of Cyprus PCL	15,128	56,667
Coca-Cola Hellenic Bottling Company SA	5,385	137,289
EFG Eurobank Ergasias SA (I)	9,415	47,118
Hellenic Telecommunications
Organization SA (I)	8,670	78,753
National Bank of Greece SA (I)	26,173	220,471
OPAP SA	5,150	82,862
Public Power Corp. SA	3,790	52,704

		758,238
Hong Kong - 3.24%
Alibaba.com, Ltd.	43,000	71,359
ASM Pacific Technology, Ltd.	5,000	47,430
Bank of East Asia, Ltd.	39,870	168,598
Beijing Enterprises Holdings, Ltd.	16,714	105,203
Belle International Holdings, Ltd.	121,888	223,714
BOC Hong Kong Holdings, Ltd.	96,500	329,738
Brilliance China Automotive Holdings, Ltd. (I)	72,000	66,182
Cathay Pacific Airways, Ltd.	36,000	104,555
Chaoda Modern Agriculture Holdings, Ltd.	73,214	59,457
Cheung Kong Holdings, Ltd.	37,000	545,017
Cheung Kong Infrastructure Holdings, Ltd.	12,000	53,331
China Agri-Industries Holdings, Ltd.	33,784	40,284
China Everbright, Ltd.	21,784	51,125
China High Speed Transmission Equipment
Group Company, Ltd.	29,000	53,002
China Mengniu Dairy Company, Ltd.	36,498	103,914
China Merchants Holdings
International Company, Ltd.	28,565	111,893
China Mobile, Ltd.	159,970	1,594,059
China Overseas Land & Investment, Ltd.	114,397	219,319
China Resource Power Holdings, Ltd.	50,532	88,645
China Resources Enterprises, Ltd.	28,855	121,011
China Resources Land, Ltd.	61,211	109,824
China Taiping Insurance Holdings
Company, Ltd. (I)	26,000	86,327
China Travel International Investment Hong
Kong, Ltd. (I)	21,709	4,882
Citic Pacific, Ltd.	36,033	89,575
CLP Holdings, Ltd.	50,500	414,292
CNOOC, Ltd.	463,716	1,001,854
CNPC Hong Kong, Ltd.	80,000	116,125
COSCO Pacific, Ltd.	37,508	58,911
Esprit Holdings, Ltd.	30,501	146,139
Fosun International	65,500	48,916
Franshion Properties China, Ltd.	106,000	33,666
Fushan International Energy Group, Ltd. (I)	82,000	56,378
Geely Automobile Holdings Company, Ltd.	125,000	67,478
GOME Electrical Appliances
Holdings, Ltd. (I)	221,695	87,107
Hang Lung Group, Ltd.	20,000	128,551
Hang Lung Properties, Ltd.	54,000	249,942
Hang Seng Bank, Ltd.	19,900	325,784

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Henderson Land Development Company, Ltd.	30,127	$211,690
Hengan International Group Company, Ltd.	18,000	165,141
Hong Kong & China Gas Company, Ltd.	119,257	290,606
Hong Kong Electric Holdings, Ltd.	36,500	233,959
Hong Kong Exchanges & Clearing, Ltd.	26,000	591,000
Hopewell Holdings, Ltd.	15,000	46,694
Hopson Development Holdings, Ltd. (I)	24,000	24,081
Huabao International Holdings, Ltd.	45,000	71,217
Hutchison Whampoa, Ltd.	56,000	557,557
Hysan Development Company, Ltd.	13,269	54,651
Kerry Properties, Ltd.	17,268	86,486
Kingboard Chemical Holdings, Ltd.	18,000	93,192
Li & Fung, Ltd.	61,600	383,609
Li Ning Company, Ltd.	13,949	36,512
Lifestyle International Holdings, Ltd.	15,500	39,178
Mongolia Energy Company, Ltd. (I)	111,268	36,019
MTR Corp., Ltd.	41,361	151,867
New World Development Company, Ltd.	64,573	127,243
Nine Dragons Paper Holdings, Ltd.	51,000	76,709
Noble Group, Ltd.	80,001	123,786
NWS Holdings, Ltd.	23,389	37,475
Orient Overseas International, Ltd.	7,000	67,695
Parkson Retail Group, Ltd.	42,500	70,619
PCCW, Ltd.	148,000	58,310
Poly Hong Kong Investment, Ltd.	52,000	48,323
Renhe Commercial Holdings Compnay, Ltd.	294,000	53,015
Shandong Weigao Group Medical
Polymer Company, Ltd.	24,000	66,303
Shanghai Industrial Holdings, Ltd.	18,070	75,805
Shangri-La Asia, Ltd.	30,000	75,339
Sino Land Company, Ltd.	52,655	110,963
Sino-Forest Corp. (I)	5,600	121,323
Sino-Ocean Land Holdings, Ltd.	100,365	59,338
Sinofert Holdings, Ltd. (I)	76,000	41,957
Sinotruk Hong Kong, Ltd.	26,500	27,967
SJM Holdings, Ltd.	50,384	78,720
Skyworth Digital Holdings, Ltd.	57,106	30,052
Soho China, Ltd.	73,500	55,097
Sun Hung Kai Properties, Ltd.	37,281	611,632
Swire Pacific, Ltd.	20,000	306,507
The Link	57,769	180,164
Wharf Holdings, Ltd.	37,625	250,881
Wheelock and Company, Ltd.	20,000	71,258
Wing Hang Bank, Ltd.	4,585	60,007
Yue Yuen Industrial Holdings, Ltd.	23,500	84,092

		13,227,626
Hungary - 0.09%
Gedeon Richter Rt. (I)	323	64,178
Magyar Telekom Rt. (I)	18,477	46,540
MOL Magyar Olaj & Gazipari Rt. (I)	1,036	89,057
OTP Bank Rt. (I)	7,382	168,248

		368,023
India - 1.93%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	11,916	464,486
Grasim Industries, Ltd., ADR (L)	2,144	106,317
ICICI Bank, Ltd., SADR	26,706	1,336,368
Infosys Technologies, Ltd., ADR (L)	32,784	2,168,662
Larsen & Toubro, Ltd.	11,995	515,785
Larsen & Toubro, Ltd., GDR (S)	2,732	116,106
Ranbaxy Laboratories, Ltd., ADR (I)	12,742	164,754
Reliance Communication, Ltd., GDR (S)	34,017	97,710
Reliance Industries, Ltd., GDR (L)(S)	34,268	1,483,804
Reliance Infrastructure, Ltd., GDR (L)(S)	447	24,670

91

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Natural
Resources, Ltd., ADR (I)(L)(S)	8,956	$15,634
Satyam Computer Services, Ltd., ADR (I)	19,591	57,010
State Bank of India, GDR	2,697	349,262
Tata Communications, Ltd., ADR (I)(L)	2,096	24,649
Tata Motors, Ltd., SADR (L)	13,084	427,978
Ultratech Cement, Ltd., GDR (L)	612	30,346
Wipro, Ltd., ADR (L)	36,394	498,234

		7,881,775
Indonesia - 0.53%
Adaro Energy Tbk	310,500	79,771
Aneka Tambang Tbk PT	82,500	21,225
Astra Agro Lestari Tbk PT	10,000	26,746
Astra International Tbk PT	53,000	304,768
Bank Central Asia Tbk PT	313,500	210,081
Bank Danamon Indonesia Tbk PT	76,926	55,415
Bank Mandiri Tbk PT	176,000	124,659
Bank Negara Indonesia Persero Tbk PT (I)	62,000	27,789
Bank Pan Indonesia Tbk PT (I)	25,750	2,932
Bank Rakyat Indonesia Tbk PT	138,500	160,748
Bumi Resources Tbk PT	455,500	133,746
Gudang Garam Tbk PT	17,500	78,893
Indocement Tunggal Prakarsa Tbk PT	38,500	70,798
Indofood Sukses Makmur Tbk PT	130,500	66,075
Indosat Tbk PT	45,500	27,193
International Nickel Indonesia Tbk PT	91,500	45,221
Perusahaan Gas Negara Tbk PT	270,500	128,832
PT Indo Tambangray	8,500	46,167
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,909	68,705
Semen Gresik Persero Tbk PT	72,500	73,868
Tambang Batubara Bukit Asam Tbk PT	21,000	43,502
Telekomunikasi Indonesia Tbk PT	225,000	199,578
Unilever Indonesia Tbk PT	40,000	66,444
United Tractors Tbk PT	38,833	98,730

		2,161,886
Ireland - 0.30%
Allied Irish Banks PLC - London Exchange (I)	1,000	451
Anglo Irish Bank Corp. PLC (I)	29,183	0
Bank of Ireland (I)	55,355	22,931
C&C Group PLC	192	777
CRH PLC	18,453	321,091
Elan Corp. PLC (I)	11,458	59,038
Elan Corp. PLC - Euro Comp Exchange	3,097	15,980
Experian PLC	25,286	289,161
Greencore Group PLC	32	59
Kerry Group PLC	3,655	117,447
Ryanair Holdings PLC, SADR	1,496	45,673
Shire PLC	14,656	342,989

		1,215,597
Israel - 0.51%
Alvarion, Ltd., ADR (I)	649	1,700
Bank Hapoalim, Ltd. (I)	22,914	107,307
Bank Leumi Le-Israel, Ltd.	28,705	134,911
Bezek Israeli Telecommunications Corp., Ltd.	36,720	98,150
Cellcom Israel, Ltd.	1,227	40,585
Delek Group, Ltd.	167	43,914
Elbit Systems, Ltd.	841	39,669
Israel Chemicals, Ltd.	12,111	174,859
Israel Corp., Ltd. (I)	60	63,741
Israel Discount Bank, Ltd. (I)	17,689	38,534
Makhteshim-Agan Industries, Ltd. (I)	5,987	24,718
Mizrahi Tefahot Bank, Ltd.	1,677	16,976
Nice Systems, Ltd. (I)	1,629	49,788

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Partner Communications Company, Ltd. (I)	1,898	$38,932
Teva Pharmaceutical Industries, Ltd.	24,311	1,220,088

		2,093,872
Italy - 1.60%
A2A SpA	38,352	49,114
Assicurazioni Generali SpA	30,112	527,247
Autogrill SpA (I)	2,985	38,141
Autostrade SpA (L)	5,964	116,801
Banca Carige SpA	14,747	28,755
Banca Intesa SpA (I)	24,313	51,999
Banca Monte dei Paschi di Siena SpA (I)	57,840	62,044
Banche Popolari Unite SpA	15,831	131,124
Banco Popolare Societa Cooperativa	16,699	68,936
Enel SpA (I)	171,623	805,980
Eni SpA	67,881	1,364,848
Exor SpA	1,687	44,439
Fiat SpA	20,630	341,233
Finmeccanica SpA	10,552	119,176
Intesa Sanpaolo SpA	200,818	522,061
Luxottica Group SpA	3,031	80,274
Mediaset SpA	18,649	103,149
Mediobanca SpA (L)	12,462	102,483
Parmalat SpA	45,478	113,074
Pirelli & Company SpA (I)	4,987	37,882
Prelios SpA (I)	4,987	2,515
Prysmian SpA (L)	5,581	88,821
Saipem SpA	6,971	289,886
Snam Rete Gas SpA	40,381	191,791
Telecom Italia SpA	237,449	292,239
Telecom Italia SpA, RSP	147,188	153,942
Terna Rete Elettrica Nazionale SpA (L)	31,058	127,263
UniCredit Italiano SpA	355,002	686,334

		6,541,551
Japan - 14.07%
ABC-MART, Inc. (I)	700	23,693
Advantest Corp.	4,200	85,763
AEON Company, Ltd.	15,300	186,668
AEON Credit Service Company, Ltd.	1,600	20,649
Aeon Mall Company, Ltd.	1,700	37,806
Air Water, Inc.	3,000	35,527
Aisin Seiki Company, Ltd.	4,800	155,617
Ajinomoto Company, Inc.	16,000	157,924
Alfresa Holdings Corp.	800	33,172
All Nippon Airways Company, Ltd.	20,000	70,643
Amada Company, Ltd.	9,000	61,519
Aozora Bank, Ltd.	13,000	22,214
Asahi Breweries, Ltd.	10,200	198,677
Asahi Glass Company, Ltd.	25,000	278,040
Asahi Kasei Corp.	30,000	178,531
Asics Corp.	4,000	43,928
Astellas Pharma, Inc.	11,100	397,921
Bank of Kyoto, Ltd.	7,000	61,815
Bank of Yokohama, Ltd.	32,000	154,868
Benesse Holdings, Inc.	1,800	82,342
Bridgestone Corp.	17,100	315,095
Brother Industries, Ltd.	6,000	85,180
Canon Sales Company, Inc.	1,800	25,286
Canon, Inc.	29,000	1,364,246
Casio Computer Company, Ltd.	6,300	47,053
Central Japan Railway Company, Ltd.	37	285,203
Chiba Bank, Ltd. (I)	18,000	104,751
Chiyoda Corp.	4,000	34,751
Chubu Electric Power Company, Inc.	16,200	382,894

92

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	5,000	$90,279
Chugoku Bank, Ltd.	4,000	45,455
Chugoku Electric Power Company, Inc.	7,600	151,311
Chuo Mitsui Trust Holdings, Inc.	23,000	81,077
Citizen Watch Company, Ltd.	7,400	44,653
Coca-Cola West Japan Company, Ltd.	900	14,974
Cosmo Oil Company, Ltd.	11,000	31,076
Credit Saison Company, Ltd.	4,000	63,526
Dai Nippon Printing Company, Ltd.	15,000	188,928
Daicel Chemical Industries, Ltd.	7,000	47,680
Daido Steel Company, Ltd.	7,000	37,558
Daihatsu Motor Company, Ltd.	4,000	56,116
Daiichi Sankyo Company, Ltd.	17,100	368,882
Daikin Industries, Ltd.	5,800	208,278
Dainippon Sumitomo Pharma Company, Ltd.	3,700	31,878
Daito Trust Construction Company, Ltd.	2,000	123,571
Daiwa House Industry Company, Ltd.	12,000	134,964
Daiwa Securities Group, Inc.	40,000	181,640
Dena Company, Ltd.	2,100	61,230
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	53,345
Denso Corp.	12,400	404,971
Dentsu, Inc.	4,400	118,727
Dowa Holdings Company, Ltd.	7,000	41,491
East Japan Railway Company	8,900	531,070
Eisai Company, Ltd.	6,600	227,055
Electric Power Development Company, Ltd.	3,000	91,555
Elpida Memory, Inc. (I)(L)	4,800	57,190
FamilyMart Company, Ltd.	1,300	44,241
Fanuc, Ltd.	5,000	716,407
Fast Retailing Company, Ltd.	1,300	205,682
Fuji Electric Holdings Company, Ltd.	15,000	40,152
Fuji Heavy Industries, Ltd.	14,000	103,726
Fuji Television Network, Inc.	11	15,392
FUJIFILM Holdings Corp.	12,100	405,367
Fujitsu, Ltd.	47,000	301,600
Fukuoka Financial Group, Inc.	19,000	73,109
Furukawa Electric Company, Ltd.	16,000	68,260
GS Yuasa Corp. (L)	9,000	60,336
Gunma Bank	9,000	44,954
Hakuhodo DY Holdings, Inc.	650	32,555
Hamamatsu Photonics KK	2,100	68,985
Hankyu Hanshin Holdings, Inc. (I)	26,200	118,968
Hino Motors, Ltd.	6,000	29,613
Hirose Electric Company, Ltd.	700	69,176
Hisamitsu Pharmaceutical Company, Inc.	1,500	59,687
Hitachi Chemical, Ltd.	2,800	51,897
Hitachi Construction Machinery
Company, Ltd. (I)	2,700	61,561
Hitachi High-Technologies Corp.	1,000	20,820
Hitachi Metals, Ltd.	3,000	34,384
Hitachi, Ltd.	114,000	539,434
Hokkaido Electric Power Company, Inc.	4,300	85,190
Hokuhoku Financial Group, Inc.	29,000	53,020
Hokuriku Electric Power Company	4,000	96,676
Honda Motor Company, Ltd.	42,300	1,531,228
Hoya Corp.	11,200	264,202
Ibiden Company, Ltd.	2,900	79,708
Idemitsu Kosan Company, Ltd.	500	46,498
Inpex Corp.	56	288,091
Isetan Mitsukoshi Holdings, Ltd.	9,840	112,765
Ishikawajima-Harima Heavy
Industries Company, Ltd.	33,000	68,222
Isuzu Motors, Ltd.	28,000	124,808
ITO EN, Ltd.	900	14,508
Itochu Corp.	37,400	346,819

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Itochu Techno-Science Corp.	800	$28,822
Iyo Bank, Ltd.	6,000	42,659
J Front Retailing Company, Ltd.	12,000	66,823
Japan Petroleum Exploration Company, Ltd.	800	27,972
Japan Prime Realty Investment Corp.	12	30,415
Japan Real Estate Investment Corp.	13	125,222
Japan Retail Fund Investment Corp.	35	56,335
Japan Tobacco, Inc.	118	399,711
JFE Holdings, Inc.	12,100	384,771
JGC Corp.	5,000	96,856
Joyo Bank, Ltd.	16,000	67,491
JS Group Corp.	5,800	107,081
JSR Corp.	4,700	79,812
Jupiter Telecommunications Company, Ltd.	57	58,018
JX Holdings, Inc.	59,100	365,833
Kajima Corp.	20,000	49,950
Kamigumi Company, Ltd.	7,000	53,952
Kaneka Corp.	8,000	47,616
Kansai Electric Power Company, Ltd.	19,400	466,412
Kansai Paint Company, Ltd.	6,000	54,848
Kao Corp.	13,400	336,105
Kawasaki Heavy Industries, Ltd.	37,000	114,516
Kawasaki Kisen Kaisha, Ltd.	15,000	62,559
KDDI Corp.	76	433,729
Keihin Electric Express
Railway Company, Ltd.	12,000	105,535
Keio Corp.	14,000	94,686
Keisei Electric Railway Company, Ltd.	7,000	45,922
Keyence Corp.	1,100	277,623
Kikkoman Corp.	4,000	43,067
Kinden Corp.	4,000	34,414
Kintetsu Corp. (L)	44,000	131,442
Kirin Holdings Company, Ltd.	22,000	306,532
Kobe Steel Company, Ltd.	66,000	149,852
Koito Manufacturing Company, Ltd.	2,000	28,684
Komatsu, Ltd.	24,400	675,886
Konami Corp.	1,700	31,752
Konica Minolta Holdings, Inc.	11,000	113,034
Koyo Seiko Company, Ltd.	5,300	58,712
Kubota Corp.	30,000	271,745
Kuraray Company, Ltd.	8,900	122,840
Kurita Water Industries, Ltd.	2,800	80,177
Kyocera Corp.	4,100	418,422
Kyowa Hakko Kogyo Company, Ltd.	6,737	67,785
Kyushu Electric Power Company, Inc.	10,000	221,775
Lawson, Inc.	1,600	70,871
Mabuchi Motor Company, Ltd.	700	33,613
Makita Corp.	2,900	104,831
Marubeni Corp.	42,000	272,533
Marui Company, Ltd.	4,100	33,140
Maruichi Steel Tube, Ltd.	400	7,650
Matsui Securities Company, Ltd.	2,100	13,100
Matsushita Electric Industrial Company, Ltd.	49,800	713,745
Mazda Motor Corp.	40,000	111,375
McDonald’s Holdings Company, Ltd.	1,900	47,245
Mediceo Holdings Company, Ltd.	3,700	39,751
MEIJI Holdings Company, Ltd.	1,700	73,943
Minebea Company, Ltd.	10,000	59,273
Miraca Holdings, Inc.	1,800	64,631
Mitsubishi Chemical Holdings Corp.	31,500	181,056
Mitsubishi Corp.	35,200	890,081
Mitsubishi Electric Corp.	49,000	485,418
Mitsubishi Estate Company, Ltd.	30,000	506,193
Mitsubishi Gas & Chemicals Company, Inc.	9,000	55,074
Mitsubishi Heavy Industries, Ltd.	77,000	276,955

93

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Logistics Corp.	3,000	$38,037
Mitsubishi Materials Corp.	25,000	77,378
Mitsubishi Motors Corp. (I)(L)	98,000	132,329
Mitsubishi UFJ Financial Group	326,200	1,543,601
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,190	43,514
Mitsui & Company, Ltd.	44,900	701,287
Mitsui Chemicals, Inc.	22,000	67,302
Mitsui Engineering &
Shipbuilding Company, Ltd.	19,000	43,820
Mitsui Fudosan Company, Ltd.	22,000	389,616
Mitsui Mining & Smelting Company, Ltd.	13,000	39,459
Mitsui O.S.K. Lines, Ltd.	30,000	206,137
Mitsui Sumitomo Insurance Group Holdings	14,200	325,630
Mitsumi Electric Company, Ltd.	1,900	34,468
Mizuho Financial Group, Inc.	508,700	801,671
Mizuho Trust & Banking Company, Ltd.	27,000	24,198
Murata Manufacturing Company, Ltd.	5,300	323,641
Nabtesco Corp.	3,200	59,080
Namco Bandai Holdings, Inc.	5,100	49,142
NEC Corp.	64,000	176,667
NGK INSULATORS, Ltd.	7,000	104,146
NGK Spark Plug Company, Ltd.	3,000	43,163
NHK Spring Company, Ltd.	3,000	30,185
Nidec Corp.	2,800	280,390
Nikon Corp.	8,500	165,421
Nintendo Company, Ltd.	2,500	679,037
Nippon Building Fund, Inc.	13	126,769
Nippon Electric Glass Company, Ltd.	9,000	126,373
Nippon Express Company, Ltd.	19,000	75,833
Nippon Meat Packers, Inc.	4,000	47,846
Nippon Paper Group, Inc.	2,100	49,886
Nippon Sheet Glass Company, Ltd.	12,000	28,106
Nippon Steel Corp.	131,000	433,625
Nippon Telegraph & Telephone Corp.	13,400	606,296
Nippon Yusen Kabushiki Kaisha	40,000	174,468
Nishi-Nippon City Bank, Ltd.	17,000	46,926
Nissan Chemical Industries, Ltd.	4,000	47,992
Nissan Motor Company, Ltd.	62,800	589,123
Nisshin Seifun Group, Inc.	4,500	54,527
Nisshin Steel Company	11,000	20,112
Nisshinbo Holdings, Inc.	3,000	30,903
Nissin Food Products Company, Ltd.	1,700	58,566
Nitori Company, Ltd.	900	79,217
Nitto Denko Corp.	4,300	178,565
NKSJ Holdings, Inc.	37,000	247,603
NOK Corp.	2,500	47,203
Nomura Holdings, Inc.	88,700	510,896
Nomura Real Estate Holdings, Inc.	2,400	35,191
Nomura Real Estate Office Fund, Inc.	6	38,099
Nomura Research Institute, Ltd.	2,400	48,302
NSK, Ltd.	11,000	92,805
NTN Corp.	12,000	54,636
NTT Data Corp.	33	106,986
NTT DoCoMo, Inc.	388	631,081
NTT Urban Development Corp.	31	27,265
Obayashi Corp.	15,000	62,029
OBIC Company, Ltd.	130	23,450
Odakyu Electric Railway Company, Ltd.	15,000	136,759
Oji Paper Company, Ltd.	20,000	91,294
Olympus Corp.	5,700	160,414
Omron Corp.	5,200	128,258
Ono Pharmaceutical Company, Ltd.	2,000	88,343
Oracle Corp.	1,000	44,091
Oriental Land Company, Ltd.	1,300	117,747

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
ORIX Corp.	2,590	$221,295
Osaka Gas Company, Ltd.	47,000	175,783
Otsuka Corp.	400	25,763
Rakuten, Inc.	173	132,507
Resona Holdings, Inc. (L)	16,700	101,915
Ricoh Company, Ltd.	16,000	225,812
Rinnai Corp.	1,000	58,074
Rohm Company, Ltd.	2,600	156,668
Sankyo Company, Ltd.	1,200	63,523
Santen Pharmaceutical Company, Ltd.	1,900	65,313
Sapporo Hokuyo Holdings, Inc.	8,200	33,943
Sapporo Holdings, Ltd.	7,000	28,158
SBI Holdings, Inc.	446	60,759
Secom Company, Ltd.	5,300	235,917
SEGA SAMMMY HOLDINGS, Inc.	4,700	79,190
Seiko Epson Corp.	3,400	55,657
Sekisui Chemical Company, Ltd.	11,000	75,583
Sekisui House, Ltd.	15,000	142,501
Senshu Ikeda Holdings, Inc.	16,000	21,775
Seven & I Holdings Company, Ltd.	19,800	483,854
Seven Bank, Ltd.	9	16,249
Sharp Corp. (L)	26,000	250,112
Shikoku Electric Power Company, Inc.	4,300	125,054
Shimadzu Corp.	5,000	36,965
Shimamura Company, Ltd.	600	54,776
Shimano, Inc.	1,600	77,012
Shimizu Corp.	16,000	64,242
Shin-Etsu Chemical Company, Ltd.	10,300	503,422
Shinko Electric Industries Company, Ltd.	1,600	17,820
Shinko Securities Company, Ltd.	14,000	32,791
Shinsei Bank, Ltd. (I)(L)	19,000	16,575
Shionogi & Company, Ltd.	7,000	127,515
Shiseido Company, Ltd.	8,800	183,920
Shizuoka Bank, Ltd. (I)	14,000	117,633
Showa Denko KK	34,000	69,478
Showa Shell Sekiyu KK	4,600	38,258
SMC Corp.	1,400	222,510
Softbank Corp.	21,000	727,734
Sojitz Holdings Corp.	24,700	47,588
Sony Corp.	25,500	904,804
Sony Financial Holdings, Inc.	21	75,751
Square Enix Company, Ltd.	1,800	34,436
Stanley Electric Company, Ltd.	3,100	55,420
Sumco Corp. (I)	2,900	45,953
Sumitomo Chemical Company, Ltd.	41,000	175,890
Sumitomo Corp.	29,600	386,266
Sumitomo Electric Industries, Ltd.	19,800	259,088
Sumitomo Heavy Industries, Ltd.	14,000	85,995
Sumitomo Metal Industries, Ltd.	86,000	208,622
Sumitomo Metal Mining Company, Ltd.	13,000	202,114
Sumitomo Mitsui Financial Group	34,300	1,052,958
Sumitomo Realty &
Development Company, Ltd.	9,000	193,804
Sumitomo Rubber Industries, Inc.	3,600	36,460
Suruga Bank, Ltd.	5,000	42,769
Suzuken Company, Ltd.	1,500	43,825
Suzuki Motor Corp.	8,800	212,842
Sysmex Corp.	800	50,934
T&D Holdings, Inc.	7,100	161,295
Taisei Corp.	25,000	56,463
Taisho Pharmaceuticals Company, Ltd.	3,000	62,350
Taiyo Nippon Sanso Corp.	5,000	39,255
Takashimaya Company, Ltd.	6,000	50,118
Takeda Pharmaceutical Company, Ltd.	19,500	906,419
Tanabe Seiyaku Company, Ltd.	5,000	78,690

94

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TDK Corp.	3,000	$193,237
Teijin, Ltd.	21,000	84,821
Terumo Corp.	4,400	234,244
The 77th Bank, Ltd.	9,000	42,911
The Dai-ichi Life Insurance Company, Ltd. (I)	212	303,880
The Hachijuni Bank, Ltd.	10,000	51,741
The Hiroshima Bank, Ltd.	13,000	51,884
The Japan Steel Works, Ltd.	8,000	78,024
The Sumitomo Trust &
Banking Company, Ltd.	37,000	196,309
The Tokyo Electric Power Company, Inc.	37,100	863,984
THK Company, Ltd.	3,000	62,201
Tobu Railway Company, Ltd.	21,000	113,874
Toho Company, Ltd.	2,200	32,230
Toho Gas Company, Ltd.	10,000	47,277
Tohoku Electric Power Company, Inc.	11,200	243,703
Tokio Marine Holdings, Inc.	18,200	513,736
Tokuyama Corp.	7,000	34,630
Tokyo Electron, Ltd.	4,500	282,328
Tokyo Gas Company, Ltd.	65,000	283,261
Tokyo Steel Manufacturing Company, Ltd.	2,400	24,291
Tokyo Tatemono Company, Ltd.	7,000	27,438
Tokyu Corp.	31,000	136,729
Tokyu Land Corp.	10,000	44,813
TonenGeneral Sekiyu KK	6,000	59,149
Toppan Printing Company, Ltd.	15,000	125,474
Toray Industries, Inc.	36,000	200,896
Toshiba Corp.	101,000	526,222
Tosoh Corp.	12,000	33,699
Toto, Ltd.	7,000	46,676
Toyo Seikan Kaisha, Ltd.	3,900	70,187
Toyo Suisan Kaisha, Ltd.	2,000	42,205
Toyoda Gosei Company, Ltd.	1,600	36,466
Toyota Boshoku Corp.	1,800	31,464
Toyota Industries Corp.	4,500	132,662
Toyota Motor Corp.	70,900	2,748,250
Toyota Tsusho Corp.	5,200	84,449
Trend Micro, Inc.	2,400	74,139
Tsumura & Company, Ltd.	1,300	39,923
Ube Industries, Ltd.	22,000	55,808
Unicharm Corp.	3,000	117,224
UNY Company, Ltd.	3,500	31,661
Ushio, Inc.	2,900	49,973
USS Company, Ltd.	570	41,065
West Japan Railway Company, Ltd.	45	157,711
Yahoo! Japan Corp.	384	137,658
Yakult Honsha Company, Ltd.	2,400	68,112
Yamada Denki Company, Ltd.	2,170	137,724
Yamaguchi Financial Group, Inc.	6,000	53,486
Yamaha Corp.	3,400	39,939
Yamaha Motor Company, Ltd. (I)	6,900	98,945
Yamato Kogyo Company, Ltd.	1,200	34,488
Yamato Transport Company, Ltd.	10,500	132,876
Yamazaki Baking Company, Ltd. (I)	3,000	34,945
Yaskawa Electric Corp.	6,000	51,984
Yokogawa Electric Corp.	3,600	24,744

		57,486,987
Luxembourg - 0.32%
ArcelorMittal	22,216	699,442
Millicom International Cellular SA	1,914	166,071
SES SA	7,336	169,735
Tenaris SA	12,429	263,195

		1,298,443

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia - 0.66%
AirAsia BHD (I)	17,100	$14,283
Alliance Financial Group BHD	32,900	32,705
AMMB Holdings BHD (I)	39,600	75,571
Asiatic Development BHD	12,400	33,265
Axiata Group BHD (I)	63,125	90,982
Berjaya Corp. BHD	4,870	599
Berjaya Corp. BHD (Kuala Lumpur Exchange)	48,700	16,921
Berjaya Sports Toto BHD	14,035	18,605
British American Tobacco Malaysia BHD (I)	3,800	53,111
Bursa Malaysia BHD	7,600	18,802
Commerce Asset Holdings BHD (I)	107,800	286,980
Digi.Com BHD	10,400	79,990
Gamuda BHD (I)	49,500	57,633
Genting BHD (I)	61,500	195,975
Hong Leong Bank BHD (I)	11,600	33,534
Hong Leong Credit BHD (I)	4,400	12,298
IJM Corp. BHD	19,860	35,980
IOI Corp. BHD	78,453	143,689
Kuala Lumpur Kepong BHD	13,400	85,497
Lafarge Malayan Cement BHD (I)	7,380	17,448
Malayan Banking BHD	80,587	216,056
Malaysian Airline System BHD (I)	14,400	9,506
Maxis BHD	51,600	86,178
MISC BHD (I)	27,280	74,610
MMC Corp. BHD (I)	44,200	38,183
Parkson Holdings BHD	19,075	33,113
Petronas Dagangan BHD (I)	5,200	18,540
Petronas Gas BHD	16,800	58,899
PLUS Expressways BHD (I)	35,400	48,812
PPB Group BHD (I)	9,300	52,477
Public Bank BHD - Foreign Market	27,000	108,260
Resorts World BHD	81,800	83,815
RHB Capital BHD	20,300	50,866
Sime Darby BHD	72,538	198,694
SP Setia BHD	15,150	25,068
Telekom Malaysia BHD	30,000	32,567
Tenaga Nasional BHD	45,900	123,050
UMW Holdings BHD (I)	23,600	52,017
YTL Corp. BHD	11,646	30,225
YTL Power International BHD	81,703	63,482

		2,708,286
Malta - 0.00%
BGP Holdings PLC (I)	181,302	0
Mauritius - 0.02%
Essar Energy PLC (I)	10,162	82,510
Mexico - 1.11%
Alfa SAB de CV	10,600	97,471
America Movil SAB de CV, Series L	505,833	1,471,978
Banco Compartamos SA de CV	8,300	68,410
Cemex SA de CV (I)	235,840	213,464
Coca-Cola Femsa SAB de CV, Series L	8,800	71,369
Desarrolladora Homex SAB de CV (I)	3,100	17,315
Embotelladoras Arca SAB de CV	13,700	58,709
Fomento Economico Mexicano SA de CV	58,400	330,720
Grupo Aeroportuario del Pacifico SA de
CV, Series B	15,900	60,928
Grupo Bimbo SA de CV	7,700	62,602
Grupo Carso SAB de CV	18,283	111,313
Grupo Elektra SA de CV (I)	2,400	96,119
Grupo Financiero Banorte SAB de CV	34,604	150,035
Grupo Financiero Inbursa SA	21,033	91,329
Grupo Mexico SAB de CV, Series B	105,587	358,680
Grupo Modelo SA	16,400	96,289

95

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SA (I)	62,900	$292,521
Industrias Penoles SA de CV	3,400	105,803
Kimberly-Clark de Mexico SA de CV	17,100	104,850
Mexichem SAB de CV	19,125	65,351
Telefonos de Mexico SA de CV	141,600	113,988
Urbi Desarrollos Urbanos SAB de CV (I)	21,100	48,354
Wal-Mart de Mexico SA de CV, Series V	160,776	454,209

		4,541,807
Netherlands - 1.68%
Aegon NV (I)	42,104	231,116
Akzo Nobel NV	6,462	346,883
ASML Holding NV	11,817	381,787
Corio NV	1,383	79,612
Delta Lloyd NV	3,271	58,559
Fugro NV	1,994	134,248
Heineken Holding NV	3,236	130,183
Heineken NV	6,504	301,253
ING Groep NV (I)	102,594	906,795
Koninklijke (Royal) KPN NV	44,261	631,658
Koninklijke Ahold NV	32,485	392,443
Koninklijke Boskalis Westinster NV	2,396	102,622
Koninklijke DSM NV	4,039	197,141
Koninklijke Philips Electronics NV	26,124	704,770
Koninklijke Vopak NV	2,345	107,957
Randstad Holdings NV (I)	3,451	157,825
Reed Elsevier NV	19,777	231,263
SBM Offshore NV	6,096	121,414
TNT NV	9,976	237,490
Unilever NV (L)	43,844	1,236,082
Wolters Kluwer NV (I)	8,408	166,616

		6,857,717
New Zealand - 0.07%
Auckland International Airport, Ltd.	28,867	44,597
Contact Energy, Ltd. (I)	5,537	24,384
Fletcher Building, Ltd.	13,450	79,329
Sky City Entertainment Group, Ltd.	13,600	31,606
Telecom Corp. of New Zealand, Ltd.	54,204	87,067

		266,983
Norway - 0.48%
Aker Solutions ASA	5,023	74,232
DnB NOR ASA	26,977	330,077
Norsk Hydro ASA (L)	30,118	176,866
Orkla ASA	24,367	204,268
Renewable Energy Corp. ASA (I)	9,710	24,082
Statoil ASA	29,640	587,021
Telenor ASA	22,600	324,654
Yara International ASA	5,400	256,799

		1,977,999
Peru - 0.14%
Cia Minera Milpo SAA	4,000	9,891
Compania de Minas Buenaventura SA (I)	1,807	90,778
Compania de Minas Buenaventura SA, ADR	2,819	142,754
Credicorp SA	840	100,582
Credicorp, Ltd., ADR	1,352	162,064
Southern Peru Copper Corp.	1,346	56,263

		562,332
Philippines - 0.11%
Ascendas Real Estate Investment Trust	46,000	72,518
Ayala Corp.	8,363	70,171
Ayala Land, Inc.	118,600	41,787
Banco De Oro	8,249	10,108

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Bank of the Philippine Islands	26,588	$32,588
Energy Development Corp. (I)	166,001	21,079
Globe Telecommunications, Inc.	690	12,233
Jollibee Foods Corp.	9,000	15,948
Manila Electric Company (I)	9,142	37,191
Metropolitan Bank & Trust Company	12,800	20,181
Philippine Long Distance Telephone Company	1,100	59,985
SM Investments Corp.	3,594	39,605
SM Prime Holdings, Ltd.	84,941	19,299

		452,693
Poland - 0.35%
Asseco Poland SA (I)	143	2,271
Asseco Poland SA PDA	2,053	32,607
Bank Handlowy w Warszawie SA	917	26,399
Bank Millennium SA (I)	2,548	4,089
Bank Pekao SA	2,870	168,302
Bank Zachodni WBK SA	404	27,448
Boryszew SA (I)	3,300	2,271
Boryszew Sa	6,600	4,543
BRE Bank SA (I)	481	43,463
Cyfrowy Polsat SA	2,783	13,641
Getin Holding SA (I)	12,724	45,154
Globe Trade Centre SA (I)	4,447	34,042
Grupa Lotos SA (I)	2,585	25,974
ING Bank Slaski SA (I)	96	25,989
KGHM Polska Miedz SA	4,388	189,882
PBG SA	99	7,059
Polish Oil & Gas Company	19,646	21,989
Polska Grupa Energetyczna SA	18,649	135,094
Polski Koncern Naftowy Orlen SA (I)	10,694	149,065
Powszechna Kasa Oszczednosci Bank
Polski SA	15,442	214,215
Powszechny Zaklad Ubezpieczen SA	1,025	117,235
Sygnity SA (I)	160	769
Telekomunikacja Polska SA	20,599	107,262
TVN SA	6,487	33,846

		1,432,609
Portugal - 0.16%
Banco Comercial dos Acores SA (L)	88,835	67,911
Banco Espirito Santo SA	14,371	52,054
Brisa Auto Estrada SA	3,494	22,389
Cimpor-Cimentos De Portugal SA	8,622	48,435
Electricidade de Portugal SA	53,067	169,831
Galp Energia SGPS SA	3,671	61,536
Jeronimo Martins SGPS SA	4,765	67,379
Portugal Telecom SGPS SA	14,559	184,804

		674,339
Russia - 1.51%
Comstar United Telesystems, GDR	1,827	11,510
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,540	8,470
Gazprom Neft, SADR	1,417	27,986
Gazprom OAO, SADR	95,591	2,108,737
Gazprom OAO, SADR (London Exchange)	5,017	111,467
JSC MMC Norilsk Nickel, ADR (L)	36,450	727,907
Lukoil OAO, ADR	19,996	1,095,981
Mechel, SADR	3,503	82,250
Mobile TeleSystems, SADR	13,766	288,673
NovaTek OAO, ADR	2,460	231,494
Novolipetsk Steel, ADR	2,919	108,295
Polyus Gold Company ZAO, SADR	3,412	116,895
Rosneft Oil Company, GDR	49,399	325,724
Rostelecom, ADR	877	23,188

96

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Severstal, ADR	4,900	$69,237
Sistema JSFC, Reg. S, GDR	2,210	57,166
Surgutneftegaz SADR (L)	17,331	80,416
Surgutneftegaz, ADR	19,977	185,886
Tatneft, ADR	6,077	187,779
TMK OAO, GDR (I)	742	14,892
Uralkali, SADR	4,329	116,949
UralsvyAzinform, ADR (I)	1,471	10,797
VolgaTelecom, ADR (L)	1,172	9,610
VTB Bank OJSC, GDR	20,343	129,413
Wimm-Bill-Dann Foods OJSC, ADR (L)	1,099	25,947

		6,156,669
Singapore - 1.16%
Capitaland, Ltd.	66,500	181,663
CapitaMall Trust (I)	69,200	96,394
CapitaMalls Asia, Ltd. (I)	51,000	76,150
City Developments, Ltd.	16,000	153,204
ComfortDelGro Corp., Ltd.	63,000	72,377
Cosco Corp. Singapore, Ltd.	31,000	47,333
DBS Group Holdings, Ltd.	47,147	499,429
Fraser and Neave, Ltd.	29,000	132,088
Genting Singapore PLC (I)	170,400	257,027
Golden Agri-Resources, Ltd.	220,240	120,754
Jardine Cycle and Carriage, Ltd.	2,254	63,205
Keppel Corp., Ltd.	33,210	267,782
Keppel Land, Ltd.	22,000	79,064
Neptune Orient Lines, Ltd. (I)	29,750	48,761
Olam International, Ltd.	35,799	82,590
Oversea-Chinese Banking Corp., Ltd.	65,312	491,514
SembCorp Industries, Ltd.	31,000	113,246
SembCorp Marine, Ltd.	28,600	105,583
Singapore Airlines, Ltd.	13,140	153,303
Singapore Exchange, Ltd.	20,000	130,423
Singapore Press Holdings, Ltd. (I)	40,000	126,962
Singapore Technologies Engineering, Ltd.	47,000	116,111
Singapore Telecommunications, Ltd.	203,950	478,289
StarHub, Ltd.	17,000	33,880
United Overseas Bank, Ltd.	33,236	465,261
UOL Group, Ltd. (I)	18,000	61,585
Wilmar International, Ltd.	52,000	236,800
Yangzijiang Shipbuilding Holdings, Ltd.	26,000	35,471

		4,726,249
South Africa - 1.58%
ABSA Group, Ltd.	7,598	138,167
African Bank Investments, Ltd.	18,007	89,293
African Rainbow Minerals, Ltd. (I)	2,484	65,438
Anglo Platinum, Ltd. (I)	1,682	156,760
AngloGold Ashanti, Ltd.	9,257	432,035
Aspen Pharmacare Holdings, Ltd. (I)	6,108	80,058
Aveng, Ltd. (I)	8,562	49,287
Bidvest Group, Ltd.	7,254	154,186
Discovery Holdings, Ltd., ADR	4,568	25,093
FirstRand, Ltd.	67,848	191,993
Foschini, Ltd. (I)	4,532	56,621
Gold Fields, Ltd.	17,400	287,352
Growthpoint Properties, Ltd.	34,366	84,875
Harmony Gold Mining Company, Ltd.	9,965	111,996
Impala Platinum Holdings, Ltd.	12,600	359,311
Imperial Holdings, Ltd. (I)	3,797	65,631
Investec, Ltd.	4,018	31,753
Kumba Iron Ore, Ltd.	1,839	102,955
Kumba Resources, Ltd.	2,734	48,545
Liberty Holdings, Ltd. (I)	1,135	11,212

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Massmart Holdings, Ltd.	4,757	$93,959
Mittal Steel South Africa, Ltd.	3,731	39,516
MTN Group, Ltd.	42,887	732,865
Murray & Roberts Holdings, Ltd.	5,381	29,225
Naspers, Ltd.	9,703	484,012
Nedbank Group, Ltd.	3,842	67,488
Netcare, Ltd. (I)	20,102	41,550
Northam Platinum, Ltd.	837	5,257
Pick’n Pay Stores, Ltd. (I)	4,684	31,045
Pretoria Portland Cement Company, Ltd.	12,055	55,267
Redefine Income Fund, Ltd.	53,510	58,486
Remgro, Ltd.	10,441	152,752
Reunert, Ltd. (I)	3,036	26,844
RMB Holdings, Ltd.	18,226	90,823
Sanlam, Ltd.	48,622	178,154
Sappi, Ltd. (I)	11,239	54,824
Sasol, Ltd.	14,829	658,841
Shoprite Holdings, Ltd.	10,482	142,687
Spar Group, Ltd.	5,380	76,763
Standard Bank Group, Ltd.	29,760	427,925
Steinhoff International Holdings, Ltd. (I)	27,313	82,931
Telkom SA, Ltd.	4,799	23,741
Tiger Brands, Ltd. (I)	3,806	99,569
Trans Hex Group, Ltd.	611	200
Truworths International, Ltd.	11,150	113,212
Vodacom Group, Ltd.	9,464	88,666
Woolworths Holdings, Ltd.	15,171	56,520

		6,455,683
South Korea - 3.04%
Amorepacific Corp.	96	89,800
Busan Bank (I)	5,225	61,629
Celltrion, Inc. (I)	850	23,689
Cheil Industries, Inc. (I)	1,020	93,551
CJ CheilJedang Corp.	238	43,870
Daegu Bank	4,210	52,409
Daelim Industrial Company, Ltd. (I)	520	48,586
Daewoo Engineering & Construction
Company, Ltd. (I)	4,529	45,446
Daewoo International Corp. (I)	1,795	49,636
Daewoo Securities Company, Ltd. (I)	2,740	54,650
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,920	49,041
Dongbu Insurance Company, Ltd. (I)	1,320	43,484
Dongkuk Steel Mill Company, Ltd. (I)	1,380	33,860
Doosan Corp. (I)	310	37,466
Doosan Heavy Industries and
Construction Company, Ltd.	990	68,880
Doosan Infracore Company, Ltd. (I)	2,880	61,955
GLOVIS Company, Ltd.	190	25,836
GS Engineering & Construction Corp.	940	80,930
GS Holdings Corp.	1,340	72,473
Hana Financial Group, Inc.	4,940	161,667
Hanjin Heavy Industries &
Construction Company, Ltd.	818	25,707
Hankook Tire Company, Ltd.	2,600	67,108
Hanwha Chemical Corp. (I)	2,214	60,504
Hanwha Corp.	1,570	59,966
Honam Petrochemical Corp.	290	60,782
Hynix Semiconductor, Inc. (I)	12,510	253,107
Hyosung Corp. (I)	600	55,072
Hyundai Department Store Company, Ltd. (I)	490	50,665
Hyundai Development Company	1,490	43,431
Hyundai Engineering & Construction
Company, Ltd. (I)	1,670	90,903

97

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Heavy Industries Company, Ltd.	1,020	$326,114
Hyundai Mipo Dockyard Company, Ltd. (I)	360	53,912
Hyundai Mobis (I)	1,770	419,266
Hyundai Motor Company, Ltd.	4,070	603,620
Hyundai Securities Company, Ltd. (I)	4,428	47,577
Hyundai Steel Company (I)	1,420	134,446
Industrial Bank of Korea (I)	3,230	45,042
Kangwon Land, Inc. (I)	2,530	56,862
KB Financial Group, Inc.	8,589	398,718
KB Financial Group, Inc., ADR	2,563	118,001
KCC Corp.	160	46,130
Kia Motors Corp.	5,750	242,366
Korea Electric Power Corp. (I)	6,793	162,033
Korea Exchange Bank	7,470	72,032
Korea Gas Corp. (I)	780	29,838
Korea Investment Holdings Company, Ltd.	1,030	30,624
Korea Life Insurance Company Ltd.	6,400	40,578
Korea Zinc Company, Ltd.	170	40,678
Korean Air Lines Company, Ltd. (I)	1,207	73,822
KT Corp. (I)	3,012	120,683
KT&G Corp.	2,950	159,344
LG Chem, Ltd.	1,159	387,242
LG Corp.	2,380	167,531
LG Display Company, Ltd. (I)	6,016	204,649
LG Display Company, Ltd., ADR	439	7,481
LG Electronics, Inc.	2,450	217,311
LG Household & Health Care, Ltd. (I)	270	89,135
LG Innotek Company, Ltd.	290	32,425
LG Uplus Corp. (I)	4,337	26,575
Lotte Confectionery Company, Ltd.	20	23,886
Lotte Shopping Company, Ltd. (I)	260	106,132
LS Cable, Ltd. (I)	330	28,712
LS Industrial Systems Company, Ltd. (I)	420	29,389
Mirae Asset Securities Company, Ltd.	604	28,111
NCSoft Corp.	300	64,021
NHN Corp. (I)	1,154	195,112
OCI Company, Ltd. (I)	340	88,811
POSCO	1,693	664,647
POSCO, SADR	575	56,603
S-Oil Corp. (I)	1,180	81,530
S1 Corp. (I)	450	21,360
Samsung Card Company, Ltd.	1,190	64,924
Samsung Corp.	3,197	211,331
Samsung Electro-Mechanics Company, Ltd. (I)	1,540	165,634
Samsung Electronics Company, Ltd.	2,837	2,017,680
Samsung Engineering Company, Ltd. (I)	860	137,205
Samsung Fire & Marine Insurance
Company, Ltd. (I)	990	162,830
Samsung Heavy Industries Company, Ltd.	4,051	115,791
Samsung Life Insurance Company, Ltd.	1,460	122,923
Samsung SDI Company, Ltd. (I)	980	139,567
Samsung Securities Company, Ltd. (I)	1,050	58,723
Samsung Techwin Company, Ltd. (I)	932	87,067
Seoul Semiconductor Company, Ltd.	980	32,482
Shinhan Financial Group Company, Ltd.	10,853	417,557
Shinsegae Company, Ltd.	364	178,034
SK Broadband Company, Ltd. (I)	6,459	29,777
SK C&C Company, Ltd.	460	35,419
SK Energy Company, Ltd.	1,466	208,728
SK Holdings Company, Ltd.	683	74,705
SK Networks Company, Ltd. (I)	2,740	25,828
SK Telecom Company, Ltd.	1,027	151,308
STX Pan Ocean Company, Ltd.	4,057	42,060
Tong Yang Investment Bank (I)	1,771	13,407
Woongjin Coway Company, Ltd. (I)	1,690	61,150

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Woori Finance Holdings Company, Ltd. (I)	7,150	$87,967
Woori Investment & Securities
Company, Ltd. (I)	3,040	50,054
Yuhan Corp. (I)	300	41,441

		12,442,044
Spain - 2.08%
Abertis Infraestructuras SA	7,900	125,974
Acciona SA	599	38,798
Acerinox SA	2,123	30,377
ACS Actividades de Construccion y
Servicios SA (L)	3,618	159,063
Amadeus IT Holding SA, A Shares (I)	5,882	113,000
Banco Bilbao Vizcaya Argentaria SA (L)	114,074	1,046,804
Banco de Sabadell SA (L)	24,268	94,344
Banco de Valencia SA (I)(L)	3,806	16,019
Banco Popular Espanol SA	20,267	103,308
Banco Santander SA (I)	221,225	2,097,002
Bankinter SA (L)	5,678	28,682
Criteria Caixacorp SA (L)	21,394	104,996
EDP Renovaveis SA (I)	8,841	42,616
Enagas	4,541	83,863
Ferrovial SA	9,830	93,192
Fomento de Construcciones SA	688	15,639
Gas Natural SDG SA	5,720	77,247
Gestevision Telecinco SA	1,373	13,022
Grifols SA	2,615	30,180
Iberdrola Renovables SA	20,040	58,888
Iberdrola SA (L)	99,699	686,000
Iberia Lineas Aereas de Espana SA (I)	9,375	37,494
Inditex SA	5,554	418,441
Indra Sistemas SA	1,985	31,749
Mapfre SA	17,396	44,157
Red Electrica De Espana	2,909	127,346
Repsol YPF SA	18,754	453,229
Telefonica SA	107,098	2,279,189
Zardoya Otis SA	3,179	44,912

		8,495,531
Sweden - 1.95%
Alfa Laval AB	8,300	145,662
Assa Abloy AB, Series B	7,800	209,267
Atlas Copco AB, Series A	16,899	372,888
Atlas Copco AB, Series B	9,473	186,177
Boliden AB	6,500	111,632
Electrolux AB	5,884	139,683
Getinge AB, Series B	4,666	97,919
Hennes & Mauritz AB, B Shares	26,000	878,069
Hexagon AB	7,300	138,226
Holmen AB, Series B	900	26,732
Husqvarna AB, B Shares	8,502	59,066
Industrivarden AB, C Shares (I)	4,000	59,037
Investor AB, B Shares	11,000	213,058
Kinnevik Investment AB (I)	4,900	96,740
Modern Times Group AB, B Shares	1,210	88,321
Nordea Bank AB (I)	82,175	817,959
Ratos AB	2,200	73,418
Sandvik AB	25,544	431,870
Scania AB, Series B	7,900	161,595
Securitas AB, Series B	6,800	72,302
Skandinaviska Enskilda Banken AB, Series A	34,680	251,541
Skanska AB, Series B	9,500	168,769
SKF AB, B Shares	9,900	264,258
SSAB AB, Series A	4,300	58,088
Svenska Cellulosa AB	14,200	206,896

98

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Svenska Handelsbanken AB, Series A	12,400	$370,311
Swedbank AB, Class A (I)	17,150	216,823
Swedish Match AB	5,500	153,788
Tele2 AB, Series B	7,491	149,786
Telefonaktiebolaget LM Ericsson, B shares	76,000	783,494
Teliasonera AB	57,500	442,954
Volvo AB, Series B (I)	36,300	526,598

		7,972,927
Switzerland - 5.26%
ABB, Ltd. (I)	59,156	1,145,478
Actelion, Ltd. (I)	2,683	140,784
Adecco SA	3,237	184,596
Aryzta AG (I)	2,203	93,532
Baloise Holding AG	1,304	111,155
Compagnie Financiere Richemont SA	13,610	733,298
Credit Suisse Group AG	30,004	1,109,303
GAM Holding, Ltd. (I)	7,098	104,330
Geberit AG	1,024	206,955
Givaudan AG	248	248,469
Holcim, Ltd.	6,440	415,102
Julius Baer Group, Ltd.	5,818	220,897
Kuehne & Nagel International AG	1,408	180,321
Lindt & Spruengli AG - PC	23	62,619
Lindt & Spruengli AG - REG	3	87,240
Logitech International SA (I)(L)	4,790	91,750
Lonza Group AG	1,540	118,772
Nestle SA	88,999	4,835,386
Nobel Biocare Holding AG	4,707	78,455
Novartis AG	55,017	2,927,804
Pargesa Holding SA, ADR	1,087	81,730
Roche Holdings AG	18,318	2,514,049
Schindler Holding AG	1,202	135,729
Schindler Holding AG - REG	700	80,049
SGS SA	144	235,545
Sika AG	53	105,571
Sonova Holding AG	1,478	184,511
Straumann Holding AG	338	71,088
Swatch Group AG	950	68,802
Swiss Life Holding (I)	1,002	111,535
Swiss Reinsurance Company, Ltd.	9,481	437,585
Swisscom AG	731	298,113
Syngenta AG	2,467	684,748
Synthes AG	1,562	191,093
The Swatch Group AG, BR Shares	854	342,801
Transocean, Ltd. (I)	8,405	561,338
UBS AG (Swiss Exchange) (I)	94,889	1,419,551
Zurich Financial Services AG	3,950	878,918

		21,499,002
Taiwan - 1.92%
Acer, Inc.	57,177	168,318
Advanced Semiconductor Engineering, Inc. (I)	103,723	106,967
Advantech Company, Ltd. (I)	1,519	4,061
Asia Cement Corp. (I)	29,469	29,073
Asustek Computer, Inc.	12,110	104,618
AU Optronics Corp. (I)	160,701	160,171
Catcher Technology Company, Ltd. (I)	8,657	26,529
Cathay Financial Holdings Company, Ltd.	134,137	202,336
Chang Hwa Commercial Bank, Ltd. (I)	82,000	54,343
Cheng Shin Rubber Industry Company, Ltd. (I)	17,002	36,256
Cheng Uei Precision Industry
Company, Ltd. (I)	2,690	5,626
Chimei Innolux Corp. (I)	93,681	128,151
China Airlines, Ltd. (I)	19,577	15,596

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Development Financial
Holdings Corp. (I)	181,145	$52,304
China Steel Corp.	220,239	226,001
Chinatrust Financial Holding
Company, Ltd. (I)	193,334	116,195
Chunghwa Picture Tubes, Ltd. (I)	53,201	7,532
Chunghwa Telecom Company, Ltd.	104,438	253,503
CMC Magnetics Corp. (I)	29,000	7,168
Compal Electronics, Inc. (I)	74,510	92,172
Delta Electronics, Inc.	35,893	159,106
E.Sun Financial Holding Company, Ltd. (I)	67,941	34,830
Epistar Corp.	8,946	30,302
Eternal Chemical Company, Ltd.	3,520	3,875
EVA Airways Corp. (I)	17,181	19,524
Evergreen Marine Corp. (I)	11,000	9,270
Everlight Electronics Company, Ltd.	2,177	5,908
Far Eastern Department Stores
Company, Ltd. (I)	6,651	9,130
Far Eastern New Century Corp. (I)	57,267	84,488
Far EasTone
Telecommunications Company, Ltd.	30,463	42,966
First Financial Holding Company, Ltd. (I)	108,235	72,322
Formosa Chemicals & Fibre Corp. (I)	58,710	173,532
Formosa Petrochemical Corp. (I)	26,780	74,070
Formosa Plastic Corp. (I)	85,600	254,219
Formosa Taffeta Company, Ltd. (I)	9,000	7,681
Foxconn Technology Company, Ltd.	14,580	47,693
Fubon Financial Holding Company, Ltd.	122,843	149,680
HannStar Display Corp. (I)	63,921	11,745
Hon Hai Precision Industry Company, Ltd.	220,110	781,298
HTC Corp.	16,905	467,438
Hua Nan Financial Holdings Company, Ltd. (I)	66,915	43,083
Inotera Memories, Inc. (I)	5,395	2,358
Inventec Company, Ltd. (I)	30,748	15,780
KGI Securities Company, Ltd. (I)	23,000	10,581
Kinsus Interconnect Technology Corp. (I)	527	1,588
Largan Precision Company, Ltd. (I)	2,121	46,884
Lite-On Technology Corp. (I)	44,537	57,699
Macronix International Company, Ltd.	69,453	41,474
MediaTek, Inc. (I)	22,132	283,138
Mega Financial Holding Company, Ltd. (I)	171,000	113,448
Mitac International	8,691	3,728
Mosel Vitelic, Inc. (I)	372	151
Motech Industries, Inc. (I)	3,524	12,974
Nan Ya Plastics Corp.	109,180	243,117
Nan Ya Printed Circuit Board Corp. (I)	2,147	7,598
Nanya Technology Corp. (I)	26,856	13,886
Novatek Microelectronics Corp., Ltd. (I)	10,326	32,631
Pegatron Corp. (I)	32,596	44,555
Polaris Securities Company, Ltd. (I)	27,990	15,072
Pou Chen Corp. (I)	41,568	38,187
Powerchip Semiconductor Corp. (I)	105,639	18,408
Powertech Technology, Inc. (I)	11,607	36,676
President Chain Store Corp. (I)	7,952	32,041
Qisda Corp. (I)	12,400	8,135
Quanta Computer, Inc.	46,625	91,148
Realtek Semiconductor Corp. (I)	5,245	12,248
Richtek Technology Corp. (I)	1,212	10,790
Shin Kong Financial Holding
Company, Ltd. (I)	98,688	35,875
Siliconware Precision Industries Company (I)	62,665	64,848
SinoPac Holdings Company, Ltd. (I)	107,000	38,913
Synnex Technology International Corp. (I)	23,608	59,017
Taishin Financial Holdings Company, Ltd. (I)	73,475	32,118
Taiwan Cement Corp.	62,205	63,949

99

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cooperative Bank (I)	68,310	$48,113
Taiwan Fertilizer Company, Ltd.	16,000	57,642
Taiwan Glass Industrial Corp.	10,382	12,082
Taiwan Mobile Company, Ltd. (I)	41,802	93,622
Taiwan Semiconductor
Manufacturing Company, Ltd.	627,788	1,303,444
Tatung Company, Ltd. (I)	46,000	10,963
Teco Electric & Machinery Company, Ltd. (I)	15,000	9,254
Transcend Information, Inc. (I)	2,202	5,120
Tripod Technology Corp. (I)	8,542	37,222
Tung Ho Steel Enterprise Corp. (I)	6,424	5,967
U-Ming Marine Transport Corp. (I)	7,000	14,181
Uni-President Enterprises Corp.	81,078	111,944
Unimicron Technology Corp. (I)	17,513	31,867
United Microelectronics Corp.	254,729	125,951
Vanguard International
Semiconductor Corp. (I)	284	116
Wafer Works Corp. (I)	33	46
Walsin Lihwa Corp. (I)	39,000	22,789
Wan Hai Lines, Ltd. (I)	11,400	8,477
Wistron Corp.	40,074	80,727
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp. (I)	7,609	6,019
Yuanta Financial Holdings Company, Ltd. (I)	135,825	82,939
Yulon Motor Company, Ltd. (I)	8,449	16,354

		7,852,934
Thailand - 0.38%
Advanced Info Service PLC	23,609	70,679
Bangkok Bank PCL	18,800	89,532
Bangkok Bank PCL	21,500	104,530
Bank of Ayudhya PCL	141,800	105,769
Banpu PCL	2,300	57,508
BEC World PCL (I)	18,400	21,303
C.P. Seven Eleven PCL	49,000	66,457
Charoen Pokphand Foods PCL	75,000	62,024
Glow Energy PCL	32,900	49,247
IRPC PCL	254,154	38,842
Kasikornbank PCL	27,100	107,965
Kasikornbank PCL	20,900	82,352
Krung Thai Bank PCL	57,000	30,546
PTT Aromatics & Refining PCL	17,600	22,124
PTT Chemical PCL	6,700	34,021
PTT Exploration & Production PCL	30,706	169,630
PTT PCL, Foreign Shares	18,082	184,828
Siam Cement PCL, Foreign Shares	6,600	78,032
Siam Commercial Bank PCL	26,128	89,456
Thai Oil PCL	32,800	72,967

		1,537,812
Turkey - 0.40%
Akbank AS (I)	32,773	185,413
Anadolu Efes Biracilik ve Malt Sanayii AS	4,278	59,059
Arcelik AS (I)	8,699	44,914
Asya Katilim Bankasi AS	6,656	13,864
BIM Birlesik Magazalar AS	1,820	62,049
Coca-Cola Icecek AS	517	6,993
Enka Insaat ve Sanayi AS	3,766	13,630
Eregli Demir ve Celik Fabrikalari (I)	5,423	18,226
HACI Omer Sabanci Holding AS	13,543	66,871
KOC Holdings AS	20,858	98,000
Tupras Turkiye Petrol Rafine AS	4,261	103,489
Turk Hava Yollari AS	14,866	54,008
Turk Telekomunikasyon AS	19,775	82,324
Turkcell Iletisim Hizmetleri AS	17,808	120,889

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turkiye Garanti Bankasi AS	59,070	$327,959
Turkiye Halk Bankasi AS	7,392	69,612
Turkiye Is Bankasi AS	46,664	180,750
Turkiye Vakiflar Bankasi Tao	18,789	52,152
Yapi ve Kredi Bankasi AS (I)	20,051	69,393

		1,629,595
Ukraine - 0.01%
Kernel Holding SA (I)	1,116	24,123
United Kingdom - 13.88%
3i Group PLC	22,009	102,301
Admiral Group PLC	4,958	117,763
Aggreko PLC	6,852	156,008
Anglo American PLC	34,384	1,506,729
Antofagasta PLC	10,376	211,966
ARM Holdings PLC	34,589	214,603
Associated British Foods PLC	9,374	154,664
AstraZeneca PLC (I)	37,942	1,767,164
Autonomy Corp. PLC (I)	5,722	118,812
Babcock International Group PLC	11,127	90,187
Balfour Beatty PLC	19,634	83,564
Barclays PLC	298,361	1,198,895
BG Group PLC (I)	88,225	1,597,053
BHP Billiton PLC	57,793	2,051,200
BP PLC	483,399	3,213,839
British Airways PLC (I)(L)	15,178	60,439
British American Tobacco PLC	52,300	1,895,394
British Land Company PLC	22,931	171,406
British Sky Broadcasting Group PLC	29,980	336,143
BT Group PLC	198,389	524,179
Bunzl PLC	7,269	79,336
Burberry Group PLC	11,446	177,269
Cable & Wireless Worldwide	54,989	52,719
Cairn Energy PLC (I)	35,164	211,206
Capita Group PLC	16,053	162,756
Capital Shopping Centres Group PLC	14,088	85,727
Carnival PLC	4,560	185,888
Centrica PLC	132,814	634,143
Cobham PLC	25,455	76,070
Compass Group PLC (I)	50,278	434,148
Diageo PLC	65,922	1,172,222
Eurasian Natural Resources Corp.	6,777	92,497
FirstGroup PLC	14,769	83,078
Fresnillo PLC	4,675	102,496
G4S PLC	35,771	132,307
GlaxoSmithKline PLC (I)	136,633	2,587,438
Hammerson PLC	16,233	99,221
Home Retail Group PLC	17,882	56,043
Hong Kong Exchanges and Clearing, Ltd.	8,711	146,666
HSBC Holdings PLC (I)	460,737	4,641,526
ICAP PLC	14,488	106,967
Imperial Tobacco Group PLC (I)	27,327	801,490
Industrial Carabobo SACA (I)	76,145	419,500
Inmarsat PLC	11,514	116,195
Intercontinental Hotels Group PLC	6,048	107,209
International Power PLC	41,570	263,320
Intertek Group PLC	4,576	129,164
Invensys PLC	18,018	90,146
Investec PLC	11,731	90,735
ITV PLC (I)	96,332	99,776
J Sainsbury PLC	30,910	170,922
Johnson Matthey PLC	5,037	139,680
Kazakhmys PLC	5,634	121,281
Kingfisher PLC	62,092	226,768
Land Securities Group PLC	18,428	180,146

100

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Legal & General Group PLC	159,191	$226,732
Lloyds Banking Group PLC (I)	1,047,030	986,096
London Stock Exchange Group PLC	3,888	45,844
Lonmin PLC, ADR (I)	4,218	110,973
Man Group PLC	45,057	185,503
Marks & Spencer Group PLC	40,347	233,776
National Grid PLC	90,270	797,192
Next PLC	4,683	146,638
Northwest Equity Corp.	90,321	464,439
Old Mutual PLC	144,572	266,238
Pearson PLC	22,175	319,196
Petrofac, Ltd.	6,687	144,552
Pharmstandard (I)	1,827	49,274
PIK Group, GDR (I)	5,907	22,089
Prudential PLC	66,810	591,381
Randgold Resources, Ltd.	2,225	208,552
Reckitt Benckiser Group PLC	15,688	829,458
Reed Elsevier PLC	29,683	234,940
Resolution, Ltd. (I)	38,179	125,460
Rexam PLC	20,352	95,391
Rio Tinto PLC	38,144	2,416,825
Rolls-Royce Group PLC (I)	46,438	440,242
Rolls-Royce Group PLC, C Shares	3,122,496	4,857
Royal Bank of Scotland Group PLC (I)	469,398	274,155
Royal Dutch Shell PLC	92,447	2,781,950
Royal Dutch Shell PLC, B Shares	70,288	2,084,495
SABMiller PLC (I)	25,482	805,945
Sage Group PLC	30,604	122,658
Sanyo Shinpan Finance Company, Ltd.	93,233	174,080
Schroders PLC	2,940	72,939
Scottish & Southern Energy PLC	24,290	423,550
Segro PLC	19,334	82,146
Serco Group PLC	14,226	119,997
Severn Trent PLC	6,179	138,909
Smith & Nephew PLC	22,515	203,900
Smiths Group PLC	10,280	181,833
Standard Chartered PLC	61,257	1,648,076
Standard Life PLC	59,115	184,875
Tesco PLC	212,833	1,371,227
The Weir Group PLC	5,932	160,640
Thomas Cook Group PLC	22,378	64,817
TUI Travel PLC	14,575	47,829
Tullow Oil PLC	22,182	395,423
Unilever PLC	33,464	924,515
United Utilities Group PLC	16,556	153,541
Vedanta Resources PLC	3,138	96,783
Vodafone Group PLC	1,373,289	3,431,740
Whitbread PLC	4,028	105,786
William Morrison Supermarket PLC	55,867	236,286
Wolseley PLC (I)	7,104	189,897
WPP PLC	34,321	379,536
Xstrata PLC	52,565	1,054,553

		56,706,093
United States - 0.06%
Southern Copper Corp.	5,473	229,483

TOTAL COMMON STOCKS (Cost $329,532,438)		$376,572,597

PREFERRED SECURITIES - 2.44%
Brazil - 1.98%
AES Tiete SA (I)	3,800	52,104
Banco Bradesco SA (L)	50,526	989,244
Banco do Estado do Rio Grande do Sul	3,499	39,773
Bradespar SA (I)	7,300	180,520
Brasil Telecom SA (I)	9,780	68,504

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Braskem SA, A Shares (I)	6,600	$70,019
Centrais Eletricas Brasileiras SA (I)	5,700	87,431
Cia Paranaense de Energia (I)	3,800	94,191
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (I)	2,139	88,474
Companhia de Bebidas das Americas (I)	4,023	540,827
Companhia de Transmissao de Energia
Eletrica Paulista	1,219	37,681
Companhia Energetica de Minas Gerais (I)	9,464	157,310
Companhia Energetica de Sao Paulo (I)	3,764	63,048
Eletropaulo Metropolitana SA (I)	1,924	34,764
Fertilizantes Fosfatados SA (I)	3,600	38,633
Gerdau SA (I)	18,260	207,669
Gol Linhas Aereas Inteligentes SA	4,300	68,841
Investimentos Itau SA	60,330	456,011
Itau Unibanco Holding SA (I)	54,781	1,254,027
Klabin SA	15,000	42,867
Lojas Americanas SA (I)	6,600	62,551
Metalurgica Gerdau SA	8,800	119,328
Petroleo Brasileiro SA	87,686	1,257,552
Suzano Papel e Celulose SA (I)	7,275	63,645
Tam SA	2,590	61,102
Tele Norte Leste Participacoes SA (I)	7,000	97,574
Telemar Norte Leste SA (I)	1,000	27,995
Tim Participacoes SA (I)	23,740	76,567
Usinas Siderurgicas de Minas Gerais SA (I)	13,484	147,061
Vale SA (I)	53,382	1,494,422
Vivo Participacoes SA	4,399	126,536

		8,106,271
Germany - 0.37%
Bayerische Motoren Werke AG	1,373	65,700
Fresenius SE	2,000	172,543
Henkel AG & Company KGaA	4,645	284,907
Porsche Automobil Holding SE	2,032	152,829
ProSiebenSat.1 Media AG	2,468	65,378
RWE AG	1,018	59,099
Volkswagen AG	4,466	717,851

		1,518,307
South Korea - 0.09%
Hyundai Motor Company, Ltd.	560	29,334
Hyundai Motor Company, Ltd.
-2nd Preferred (I)	730	41,190
LG Electronics, Inc. (I)	830	30,033
Samsung Electronics Company, Ltd.	500	249,276

		349,833

TOTAL PREFERRED SECURITIES (Cost $7,230,729)		$9,974,411

RIGHTS - 0.02%
Bank of China, Ltd. (Expiration Date 12/3/10,
Strike Price: HKD 2.74) (I)	147,847	26,846
China Construction Bank Corp. (Expiration
Date 12/8/10, Strike Price: HKD 4.38) (I)	84,078	27,935
Gestevision Telecinco SA (Expiration Date:
12/4/10, Strike Price: EUR 5.75) (I)	1,373	945
Hypermarcas SA (Expiration Date: 12/8/10,
Strike Price: BRL 2,004.64) (I)	8	1
Industrial & Commercial Bank Of China
(Expiration Date: 12/16/10, Strike Price:
HKD 3.49) (I)	63,270	20,777

TOTAL RIGHTS (Cost $0)		$76,504

101

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Kinross Gold Corp. (Expiration Date: 9/17/14,
Strike Price: USD 21.30) (I)	$638	$2,505
Mediobanca SPA (Expiration Date: 3/18/11,
Strike Price: EUR 9.00) (I)	9,525	147
UBI Banca SCPA (Expiration Date: 6/30/11,
Strike Price: EUR 12.30) (I)	23,168	129

TOTAL WARRANTS (Cost $3,040)		$2,781

SHORT-TERM INVESTMENTS - 5.54%
Short-Term Securities* - 3.20%
AIM Short-Term Investment Trust,
STIC, 0.140%	$13,064,121	13,064,121
Securities Lending Collateral - 2.34%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	954,808	9,554,864

TOTAL SHORT-TERM INVESTMENTS (Cost $22,619,034)		$22,618,985

Total Investments (International Equity Index Fund)
(Cost $359,385,241) - 100.17%		$409,245,278
Other assets and liabilities, net - (0.17%)		(684,999)

TOTAL NET ASSETS - 100.00%		$408,560,279

International Growth Stock Fund
	Shares	Value

COMMON STOCKS - 92.53%
Australia - 6.85%
BHP Billiton, Ltd.	$73,625	$3,026,554
Cochlear, Ltd.	30,344	2,273,758
CSL, Ltd.	45,666	1,525,608
QBE Insurance Group, Ltd.	69,436	1,118,434
Woolworths, Ltd.	41,778	1,073,041
WorleyParsons, Ltd.	85,566	2,059,685

		11,077,080
Belgium - 1.63%
Anheuser-Busch InBev NV	48,151	2,637,384
Brazil - 2.38%
Banco Bradesco SA, ADR	126,338	2,534,340
Petroleo Brasileiro SA, SADR	44,847	1,313,120

		3,847,460
Canada - 4.98%
Bombardier, Inc.	30,724	140,668
Canadian National Railway Company	11,927	761,943
Canadian Natural Resources, Ltd.	35,793	1,376,909
Cenovus Energy, Inc.	45,288	1,302,766
EnCana Corp.	33,837	937,106
Fairfax Financial Holdings, Ltd.	3,227	1,249,745
Suncor Energy, Inc.	41,759	1,402,611
Talisman Energy, Inc.	45,658	876,644

		8,048,392
China - 1.57%
Industrial & Commercial Bank of China, Ltd.	3,267,000	2,535,173
Denmark - 1.64%
Novo Nordisk A/S	26,828	2,658,245
France - 4.81%
AXA SA	53,840	773,145
BNP Paribas	28,669	1,694,642
Compagnie Generale des Etablissements
Michelin, Class B	11,020	745,162
Danone SA	25,048	1,466,686

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
France (continued)
Eutelsat Communications	$27,829	$936,790
Publicis Groupe SA	18,169	811,714
Total SA	28,091	1,359,495

		7,787,634
Germany - 6.75%
Adidas AG	32,977	2,070,383
Bayer AG	23,050	1,673,787
Bayerische Motoren Werke (BMW) AG	36,870	2,773,017
Fresenius Medical Care AG	25,706	1,483,720
Puma AG	4,933	1,466,321
SAP AG	31,019	1,447,120

		10,914,348
Hong Kong - 1.84%
Hutchison Whampoa, Ltd.	182,000	1,812,062
Li & Fung, Ltd.	186,000	1,158,300

		2,970,362
India - 1.87%
Bharat Heavy Electricals, Ltd.	16,498	794,816
Infosys Technologies, Ltd., ADR	33,637	2,225,088

		3,019,904
Ireland - 1.88%
Shire PLC	129,674	3,034,715
Israel - 2.05%
Teva Pharmaceutical Industries, Ltd., SADR	66,273	3,316,301
Japan - 9.62%
Canon, Inc.	31,500	1,481,854
Denso Corp.	41,700	1,361,879
Fanuc, Ltd.	20,100	2,879,957
Keyence Corp.	6,000	1,514,308
Komatsu, Ltd.	50,600	1,401,633
Nidec Corp.	37,100	3,715,174
Toyota Motor Corp.	38,100	1,476,846
Yamada Denki Company, Ltd.	27,140	1,722,501

		15,554,152
Mexico - 3.64%
America Movil SAB de CV, Series L, ADR	56,432	3,186,151
Fomento Economico Mexicano SAB de CV	19,486	1,101,933
Grupo Televisa SA, SADR (I)	68,580	1,597,914

		5,885,998
Netherlands - 4.20%
Koninklijke (Royal) KPN NV	107,048	1,527,706
Koninklijke Ahold NV	126,776	1,531,547
TNT NV	61,336	1,460,172
Unilever NV	51,076	1,439,972
Vimpelcom, Ltd., ADR	52,759	826,734

		6,786,131
Philippines - 1.06%
Philippine Long Distance Telephone Company	31,615	1,724,021
Russia - 0.99%
Gazprom OAO, SADR (London Exchange)	72,230	1,604,795
Singapore - 2.81%
Keppel Corp., Ltd.	322,000	2,596,377
United Overseas Bank, Ltd.	139,000	1,945,819

		4,542,196
South Korea - 2.34%
Hyundai Mobis (I)	11,003	2,606,317
NHN Corp. (I)	6,969	1,178,277

		3,784,594

102

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Sweden - 0.97%
Ericsson (LM), Series B	$75,374	$777,040
Kinnevik Investment AB (I)	40,451	798,619

		1,575,659
Switzerland - 7.01%
Julius Baer Group, Ltd.	34,197	1,298,387
Nestle SA	60,279	3,275,006
Novartis AG	34,606	1,841,605
Roche Holdings AG	23,555	3,232,800
Syngenta AG	6,086	1,689,250

		11,337,048
Taiwan - 2.06%
Hon Hai Precision Industry Company, Ltd.	372,000	1,320,444
Taiwan Semiconductor
Manufacturing Company, Ltd.	973,000	2,020,190

		3,340,634
Turkey - 0.90%
Akbank AS (I)	256,361	1,450,359
United Kingdom - 18.68%
BG Group PLC (I)	107,909	1,953,374
British American Tobacco PLC	55,810	2,022,599
Centrica PLC	443,263	2,116,436
Compass Group PLC	341,492	2,948,768
Imperial Tobacco Group PLC	100,913	2,959,736
Informa PLC	233,675	1,436,390
International Power PLC	415,578	2,632,429
Kingfisher PLC	388,523	1,418,935
Next PLC	48,913	1,531,605
Reckitt Benckiser Group PLC	29,042	1,535,512
Reed Elsevier PLC	198,267	1,569,279
Royal Dutch Shell PLC, B Shares	52,653	1,561,503
Smith & Nephew PLC	70,438	637,900
Tesco PLC	344,850	2,221,778
Vodafone Group PLC	897,717	2,243,324
WPP PLC	128,700	1,423,218

		30,212,786

TOTAL COMMON STOCKS (Cost $151,310,370)		$149,645,371

RIGHTS - 0.03%
China - 0.03%
Industrial & Commercial Bank Of China
(Expiration Date: 12/16/2010) (I)	147,015	48,279

TOTAL RIGHTS (Cost $0)		$48,279

SHORT-TERM INVESTMENTS - 7.22%
Short-Term Securities* - 7.22%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	11,677,230	11,677,230

TOTAL SHORT-TERM INVESTMENTS (Cost $11,677,230)		$11,677,230

Total Investments (International Growth Stock Fund)
(Cost $162,987,600) - 99.78%		$161,370,880
Other assets and liabilities, net - 0.22%		353,333

TOTAL NET ASSETS - 100.00%		$161,724,213

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.18%
Argentina - 1.07%
MercadoLibre, Inc. (I)	119,962	$7,631,982
Belgium - 1.56%
Anheuser-Busch InBev NV	201,684	11,046,878
Bermuda - 1.34%
Seadrill, Ltd.	312,045	9,546,836
Brazil - 8.11%
Anhanguera Educacional Participacoes SA	190,800	4,426,702
BR Malls Participacoes SA	1,349,600	13,302,368
OGX Petroleo e Gas Participacoes SA (I)	2,207,638	25,622,300
PDG Realty SA Empreendimentos
e Participacoes	2,354,400	14,267,010

		57,618,380
Canada - 3.33%
Canadian National Railway Company	231,321	14,792,978
Teck Resources, Ltd.	177,553	8,822,735

		23,615,713
China - 3.83%
Baidu, Inc., SADR (I)	70,421	7,407,585
Ping An Insurance Group Company
of China, Ltd.	1,393,000	16,162,957
Tencent Holdings, Ltd. (I)	164,300	3,618,599

		27,189,141
Denmark - 3.87%
Novo Nordisk A/S	139,130	13,785,658
Novozymes A/S, B Shares	50,708	6,613,829
Pandora A/S (I)	135,146	7,060,735

		27,460,222
France - 7.72%
Accor SA	292,464	12,357,187
BNP Paribas	110,916	6,556,312
Pernod-Ricard SA	94,135	7,669,773
Publicis Groupe SA	236,040	10,545,261
Schneider Electric SA	125,998	17,673,497

		54,802,030
Germany - 11.24%
Adidas AG (I)	116,132	7,291,074
BASF SE	283,058	21,159,329
Daimler AG (I)	168,982	10,940,693
Infineon Technologies AG (I)	443,465	3,950,293
Metro AG	143,033	10,259,714
Siemens AG	139,135	15,220,120
ThyssenKrupp AG	286,882	10,973,329

		79,794,552
Hong Kong - 5.91%
CNOOC, Ltd.	3,246,600	7,014,250
Hang Lung Properties, Ltd.	1,825,000	8,447,109
Li & Fung, Ltd.	4,256,000	26,503,893

		41,965,252
India - 2.98%
ICICI Bank, Ltd., SADR	423,077	21,170,773
Indonesia - 0.53%
Astra International Tbk PT	656,500	3,775,099
Israel - 2.50%
Teva Pharmaceutical Industries, Ltd., SADR	355,178	17,773,107
Japan - 12.29%
Canon, Inc.	238,600	11,224,455
Daikin Industries, Ltd.	206,005	7,397,629
Dena Company, Ltd.	207,100	6,038,479

103

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
FamilyMart Company, Ltd.	264,900	$9,015,018
Honda Motor Company, Ltd.	319,900	11,580,135
Komatsu, Ltd.	578,800	16,032,906
Marubeni Corp.	1,448,000	9,395,906
Matsushita Electric Industrial Company, Ltd.	560,500	8,033,216
Mizuho Financial Group, Inc.	5,451,000	8,590,343

		87,308,087
Luxembourg - 1.39%
Millicom International Cellular SA	114,041	9,896,478
Malaysia - 0.54%
Genting BHD	1,209,500	3,854,166
Netherlands - 1.46%
Core Laboratories NV	37,606	3,219,074
Sensata Technologies Holding NV (I)	256,750	7,137,650

		10,356,724
Singapore - 1.21%
Capitaland, Ltd.	3,154,000	8,616,035
South Africa - 2.98%
MTN Group, Ltd.	800,012	13,670,819
Naspers, Ltd.	150,235	7,494,130

		21,164,949
Spain - 2.90%
Inditex SA	273,426	20,600,024
Sweden - 0.94%
Assa Abloy AB, Series B	249,754	6,700,681
Switzerland - 6.11%
Julius Baer Group, Ltd.	205,492	7,802,091
Nestle SA	328,864	17,867,444
The Swatch Group AG, BR Shares	44,125	17,712,036

		43,381,571
Taiwan - 1.13%
HTC Corp.	289,450	8,003,540
United Kingdom - 12.96%
ARM Holdings PLC (I)	466,450	2,894,032
Barclays PLC	2,272,440	9,131,275
Compass Group PLC	890,876	7,692,675
HSBC Holdings PLC	1,071,305	10,792,472
Reckitt Benckiser Group PLC	200,426	10,596,946
Rolls-Royce Group PLC (I)	792,646	7,514,449
Rolls-Royce Group PLC, C Shares	50,729,344	78,907
Standard Chartered PLC (I)	404,224	10,875,358
Tesco PLC (I)	1,770,529	11,407,053
Tullow Oil PLC	766,827	13,669,690
Xstrata PLC	368,195	7,386,684

		92,039,541
Virgin Islands - 0.28%
Mail.ru Group, Ltd., GDR (I)(S)	48,708	1,997,028

TOTAL COMMON STOCKS (Cost $549,898,959)		$697,308,789

SHORT-TERM INVESTMENTS - 2.09%
Short-Term Securities* - 2.09%
State Street Institutional Investment Treasury
Money Market Fund, 0.0030% (Y)	$14,871,575	14,871,575

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities (continued)
State Street Institutional Treasury Plus Money
Market Fund, 0.0740% (Y)	$64	$64

		14,871,639

TOTAL SHORT-TERM INVESTMENTS (Cost $14,871,639)		$14,871,639

Total Investments (International Opportunities Fund)
(Cost $564,770,598) - 100.27%		$712,180,428
Other assets and liabilities, net - (0.27%)		(1,951,474)

TOTAL NET ASSETS - 100.00%		$710,228,954

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.52%
Australia - 7.83%
Billabong International, Ltd.	714,567	$5,767,923
Downer EDI, Ltd.	1,194,388	5,342,700
Emeco Holdings, Ltd.	6,312,426	5,849,766
Iluka Resources, Ltd. (I)	271,835	1,961,364
Pacific Brands, Ltd. (I)	4,747,577	4,721,753
PaperlinX, Ltd. (I)	3,944,547	1,580,882

		25,224,388
Austria - 1.78%
Wienerberger Baustoffindustrie AG (I)	362,905	5,733,742
Bahamas - 1.73%
Steiner Leisure, Ltd. (I)	138,970	5,589,373
Belgium - 1.42%
Barco NV (I)	84,270	4,581,615
Canada - 10.21%
ATS Automation Tooling Systems, Inc. (I)	837,060	5,071,855
Canaccord Capital, Inc.	676,106	8,252,504
Dorel Industries, Inc., Class B	150,200	4,859,132
Genworth MI Canada, Inc.	30,600	791,418
Genworth MI Canada, Inc. (S)	138,800	3,589,830
HudBay Minerals, Inc.	312,900	5,230,494
Mullen Group, Ltd.	345,300	5,099,360

		32,894,593
China - 4.02%
People’s Food Holdings, Ltd.	7,679,704	4,039,605
Sinotrans, Ltd., Class H	17,808,000	5,356,068
Travelsky Technology, Ltd.	3,366,082	3,557,179

		12,952,852
Finland - 2.77%
Amer Sports OYJ	495,068	5,849,530
Huhtamaki OYJ	260,656	3,073,217

		8,922,747
Germany - 1.12%
Jenoptik AG (I)	552,685	3,621,188
Greece - 1.53%
Alapis Holding Industrial & Commercial SA	1,302,727	1,319,693
Athens Stock Exchange SA	554,980	3,601,355

		4,921,048
Hong Kong - 10.17%
Dah Sing Financial Group	1,074,374	7,440,766
Fountain SET Holdings, Ltd. (I)	8,483,425	1,527,683

104

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Giordano International, Ltd.	8,380,365	$5,207,323
Lerado Group Holding Company, Ltd.	9,449,682	1,873,412
Stella International Holdings, Ltd.	2,648,500	5,401,050
Texwinca Holdings, Ltd.	4,668,907	5,451,756
Yue Yuen Industrial Holdings, Ltd.	1,637,140	5,858,338

		32,760,328
Japan - 6.24%
Asics Corp.	53,000	582,049
Descente, Ltd.	807,860	4,025,480
En-Japan, Inc. (L)	2,165	2,729,545
Kobayashi Pharmaceutical Company, Ltd.	117,000	5,106,123
Meitec Corp. (I)	78,111	1,753,834
Shinko Plantech Company, Ltd.	270,200	2,228,841
USS Company, Ltd.	51,080	3,679,995

		20,105,867
Liechtenstein - 1.21%
Verwaltungs & Privat Bank AG	33,515	3,888,291
Netherlands - 8.46%
Aalberts Industries NV	176,091	3,081,510
Arcadis NV	75,100	1,565,952
Draka Holding NV (I)(L)	221,528	5,487,014
Mediq NV	315,085	5,312,478
SBM Offshore NV	134,586	2,680,552
TKH Group NV	276,579	5,946,189
USG People NV (I)	180,304	3,167,209

		27,240,904
Norway - 1.23%
Tomra Systems ASA	758,890	3,974,365
Singapore - 0.13%
Huan Hsin Holdings, Ltd. (I)	2,502,298	407,463
South Korea - 5.49%
Binggrae Company, Ltd.	58,460	2,867,457
Busan Bank	283,930	3,348,950
Daeduck Electronics Company, Ltd.	169,074	1,180,917
Daegu Bank	200,600	2,497,196
Intops Company, Ltd. (I)	86,071	1,493,527
Sindoh Company, Ltd.	80,243	3,690,889
Youngone Corp.	290,900	2,609,954

		17,688,890
Spain - 1.58%
Antena 3 de Television SA (I)	262,521	2,025,367
Sol Melia SA (L)	391,218	3,081,908

		5,107,275
Sweden - 1.04%
D Carnegie & Company AB (I)	739,376	0
Niscayah Group AB	1,871,930	3,368,162

		3,368,162
Switzerland - 3.27%
Panalpina Welttransport Holding AG (I)	65,410	7,523,851
Vontobel Holding AG	89,146	2,996,785

		10,520,636
Taiwan - 5.87%
D-Link Corp.	1,621,668	1,658,667
Giant Manufacturing Company, Ltd.	988,746	3,793,949
KYE System Corp.	3,198,066	2,588,246
Ta Chong Bank Company, Ltd. (I)	15,644,000	4,942,135
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,436,489
Test-Rite International Company, Ltd.	6,015,299	4,477,618

		18,897,104

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand - 3.87%
Bank of Ayudhya PCL	8,190,800	$6,109,519
Glow Energy PCL	2,703,888	4,047,335
Total Access Communication PCL	1,700,360	2,312,490

		12,469,344
United Kingdom - 9.64%
Bellway PLC	602,465	4,822,946
Bodycote PLC	849,492	3,446,551
Bovis Homes Group PLC (I)	909,300	4,706,701
Fiberweb PLC	3,126,880	3,820,629
Future PLC	5,278,067	1,723,271
Game Group PLC	2,392,366	2,565,462
Henderson Group PLC (L)	2,761,970	5,123,607
Persimmon PLC	917,910	4,832,320

		31,041,487
United States - 1.91%
MF Global Holdings, Ltd. (I)(L)	783,700	6,152,045

TOTAL COMMON STOCKS (Cost $255,315,273)		$298,063,707

RIGHTS - 0.09%
Hong Kong - 0.09%
Dah Sing Financial Holdings, Ltd. (Expiration
Date 12/10/2010, Strike Price:
HKD 36.89) (I)	134,296	274,988

TOTAL RIGHTS (Cost $0)		$274,988

SHORT-TERM INVESTMENTS - 10.95%
Short-Term Securities* - 6.43%
Bank of Montreal Time Deposit,
0.160% 12/1/2010	$10,000,000	10,000,000
BNP Paribas Time Deposit, 0.220% 12/1/2010	10,700,000	10,700,000

		20,700,000
Repurchase Agreement - 0.04%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $143,000 on 12/1/2010,
collateralized by $150,000 Federal Home
Loan Bank, 0.225% due 8/15/2011 (valued
at $149,813, including interest)	143,000	143,000
Securities Lending Collateral - 4.48%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	1,442,266	14,432,904

TOTAL SHORT-TERM INVESTMENTS (Cost $35,275,499)		$35,275,904

Total Investments (International Small Cap Fund)
(Cost $290,590,772) - 103.56%		$333,614,599
Other assets and liabilities, net - (3.56%)		(11,470,612)

TOTAL NET ASSETS - 100.00%		$322,143,987

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.44%
Australia - 8.33%
Acrux, Ltd. (I)	23,000	$74,453
Adamus Resources, Ltd. (I)	26,750	19,427
Adelaide Brighton, Ltd.	62,951	180,709
Aditya Birla Minerals, Ltd. (I)	40,783	45,980

105

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AED Oil, Ltd. (I)	18,722	$8,242
AGL Energy, Ltd.	679	9,989
AJ Lucas Group, Ltd. (I)	6,727	13,089
Alchemia, Ltd. (I)	25,636	15,458
Alesco Corp., Ltd.	12,775	29,192
Alkane Resources, Ltd. (I)	7,000	5,589
Alliance Resources, Ltd. (I)	40,937	17,728
Amalgamated Holdings, Ltd.	18,031	112,333
Amcom Telecommunications, Ltd. (I)	85,249	27,371
Andean Resources, Ltd. (I)	35,453	216,310
Ansell, Ltd.	23,019	290,311
Anvil Mining, Ltd. (I)	12,049	59,743
APA Group, Ltd.	45,473	171,906
APN News & Media, Ltd.	66,903	118,944
Arafura Resources, Ltd. (I)	12,692	14,895
ARB Corp., Ltd.	8,257	58,724
Aristocrat Leisure, Ltd.	10,940	27,212
ASG Group, Ltd. (I)	485	552
ASG Group, Ltd. (I)	7,032	8,005
Atlas Iron, Ltd. (I)	74,073	206,515
Aurora Oil and Gas, Ltd. (I)	6,740	9,779
Ausdrill, Ltd.	9,877	24,087
Ausenco, Ltd.	8,453	23,476
Austal, Ltd.	12,569	37,557
Austar United Communications, Ltd. (I)	82,457	75,644
Austereo Group, Ltd.	23,062	36,912
Australian Agricultural Company, Ltd. (I)	21,026	29,685
Australian Infrastructure Fund	82,078	151,079
Australian Pharmaceutical Industries, Ltd.	56,375	27,821
Australian Worldwide Exploration, Ltd. (I)	56,285	86,876
Automotive Holdings Group	22,990	52,217
AVJennings, Ltd.	32,942	16,678
Avoca Resources, Ltd. (I)	27,026	82,352
Beach Energy, Ltd.	162,875	104,571
Becton Property Group (I)	11,935	480
Bendigo Mining, Ltd.	20,172	4,640
Biota Holdings, Ltd. (I)	39,986	37,861
Blackmores, Ltd.	1,614	44,155
Boart Longyear Group	78,496	280,413
Boom Logistics, Ltd. (I)	42,444	17,086
Bow Energy, Ltd. (I)	23,577	28,644
Bradken, Ltd.	28,682	235,664
Breville Group, Ltd.	19,121	47,648
Brickworks, Ltd.	5,184	53,629
Brockman Resources, Ltd. (I)	13,981	72,618
Cabcharge Australia, Ltd.	20,355	107,915
Campbell Brothers, Ltd.	8,225	295,619
Cape Lambert Iron Ore, Ltd. (I)	117,043	54,198
Cardno, Ltd.	10,710	51,221
Carnarvon Petroleum, Ltd. (I)	59,353	25,522
Cash Converters International, Ltd.	16,548	10,301
Catalpa Resources, Ltd. (I)	28,493	49,546
Cellestis, Ltd.	9,557	22,900
Centamin Egypt, Ltd. (I)	36	100
Ceramic Fuel Cells, Ltd. (I)	126,217	20,560
Challenger Financial Services Group, Ltd.	36,802	155,451
Chemgenex Pharmaceuticals, Ltd. (I)	16,902	7,289
Citadel Resource Group, Ltd. (I)	249,051	118,947
Clough, Ltd.	23,830	14,720
Coal of Africa, Ltd. (I)(L)	39,262	45,332
Coalspur Mines, Ltd. (I)	27,065	46,887
Cockatoo Coal, Ltd. (I)	87,990	42,843
Coffey International, Ltd.	17,660	17,603
Comdek, Ltd. (I)	9,069	4,042
Compass Resources, Ltd. (I)	15,577	2,240

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
ConnectEast Group	482,830	$205,910
Consolidated Media Holdings, Ltd.	25,237	76,871
Count Financial, Ltd.	16,149	19,629
Crane Group, Ltd.	17,317	118,834
CuDeco, Ltd. (I)	12,269	43,534
Customers, Ltd.	9,594	16,916
Decmil Group, Ltd. (I)	3,447	8,542
Deep Yellow, Ltd. (I)	56,297	13,938
Discovery Metals, Ltd. (I)	61,942	78,663
Dominion Mining, Ltd.	6,583	19,078
Domino’s Pizza Enterprises, Ltd.	456	2,692
Duet Group	142,461	238,593
Eastern Star Gas, Ltd. (I)	95,905	69,660
Elders, Ltd. (I)	40,650	24,466
Emeco Holdings, Ltd.	73,594	68,200
Energy World Corp., Ltd. (I)	112,377	41,120
Envestra, Ltd.	83,714	39,254
Extract Resources, Ltd. (I)	11,558	96,106
Ferraus, Ltd. (I)	30,170	28,293
FKP Property Group, Ltd.	81,531	65,095
Fleetwood Corp., Ltd.	5,897	69,136
FlexiGroup, Ltd.	75,857	109,056
Flight Centre, Ltd.	8,110	176,552
Forest Enterprises Australia, Ltd. (I)	29,109	0
Forge Group, Ltd.	8,127	35,751
Galaxy Resources, Ltd. (I)	10,898	14,774
Geodynamics, Ltd. (I)	31,447	14,918
Gindalbie Metals, Ltd. (I)	44,120	49,597
Giralia Resources NL (I)	12,606	35,040
Goodman Fielder, Ltd.	238,200	313,381
GrainCorp., Ltd.	29,130	190,188
Grange Resources Corp., Ltd. (I)	43,931	31,474
Great Southern Plantations, Ltd. (I)	47,114	0
GUD Holdings, Ltd.	10,707	92,153
Gujarat NRE Coking Coal, Ltd. (I)	18,702	11,763
Gunns, Ltd. (I)	100,882	64,101
GWA International, Ltd.	27,947	76,594
Hastie Group, Ltd.	31,448	33,149
Heron Resources, Ltd. (I)	9,000	1,972
Hills Industries, Ltd.	27,614	50,215
Horizon Oil, Ltd. (I)	97,753	28,997
IBA Health, Ltd. (I)	53,725	4,015
iiNET, Ltd.	9,172	24,088
Imdex, Ltd. (I)	25,905	33,762
Independence Group NL	14,124	96,612
Indophil Resources NL (I)	41,044	43,787
Industrea, Ltd.	51,733	65,939
Infigen, Ltd.	70,305	38,446
Infomedia, Ltd.	45,314	10,641
International Ferro Metals, Ltd. (I)	582	256
Intrepid Mines, Ltd. (I)	43,561	96,097
Invocare, Ltd.	12,728	88,335
IOOF Holdings, Ltd.	29,308	201,237
Iress Market Technology, Ltd. (L)	14,494	119,555
Iron Ore Holdings, Ltd. (I)	4,139	7,813
Ivanhoe Australia, Ltd. (I)	26,052	85,520
Jabiru Metals, Ltd. (I)	30,000	15,210
Kagara Zinc, Ltd. (I)	47,616	33,813
Karoon Gas Australia, Ltd. (I)	19,998	140,893
Kimberley Metals, Ltd. (I)	8,314	1,992
Kingsgate Consolidated, Ltd.	13,311	127,685
Kingsrose Mining, Ltd. (I)	6,159	6,669
Linc Energy, Ltd. (I)	50,055	124,226
Liquefied Natural Gas, Ltd. (I)	19,165	9,365
Lynas Corp., Ltd. (I)	139,946	210,109

106

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
MAC Services Group, Ltd.	5,861	$21,684
Macmahon Holdings, Ltd.	85,483	44,117
Mantra Resources, Ltd. (I)	9,157	58,406
Marion Energy, Ltd. (I)	61,857	1,601
Mcmillan Shakespeare, Ltd.	7,069	49,863
McPherson’s, Ltd.	18,009	53,685
Medusa Mining, Ltd.	34,800	216,751
Melbourne IT, Ltd.	2,200	3,795
MEO Australia, Ltd. (I)	2,814	1,303
MEO Australia, Ltd. (I)	21,293	9,856
Mermaid Marine Australia, Ltd.	20,302	53,585
Metals X, Ltd. (I)	128,000	31,752
Minara Resources, Ltd. (I)	40,832	29,854
Mincor Resources NL	36,432	59,885
Mineral Deposits, Ltd. (I)	1,331	6,116
Mineral Resources, Ltd.	12,820	127,428
Mirabela Nickel, Ltd. (I)(L)	50,832	79,903
Molopo Australia, Ltd. (I)	28,437	28,576
Monadelphous Group, Ltd.	12,016	192,207
Mortgage Choice, Ltd.	11,340	14,685
Mount Gibson Iron, Ltd. (I)	151,507	280,737
Murchison Metals, Ltd. (I)	59,669	70,603
Navitas, Ltd.	33,433	134,585
Neptune Marine Services, Ltd. (I)	23,710	4,659
Nexbis, Ltd. (I)	42,793	4,418
Nexus Energy, Ltd. (I)	69,816	30,370
NIB Holdings, Ltd.	31,272	37,767
Northern Iron, Ltd. (I)(L)	12,457	17,728
NRW Holdings, Ltd.	12,016	21,575
Nufarm, Ltd. (I)	20,622	89,911
Oakton, Ltd.	9,591	21,601
OceanaGold Corp. (I)	11,783	38,223
OrotonGroup, Ltd.	2,980	22,825
Pacific Brands, Ltd. (I)	174,508	173,559
Pan Australian Resources, Ltd. (I)	329,305	226,065
Pan Pacific Petroleum NL (I)	67,247	10,618
PaperlinX, Ltd. (I)	65,071	26,079
Peet & Company, Ltd.	33,458	63,973
Perilya, Ltd. (I)	30,460	14,378
Perpetual Trust of Australia, Ltd.	6,122	207,960
Perseus Mining, Ltd. (I)	62,541	192,572
Pharmaxis, Ltd. (I)	29,382	75,959
Photon Group, Ltd.	155,087	10,398
Platinum Australia, Ltd. (I)	36,499	18,309
PMP, Ltd.	35,022	25,509
Premier Investments, Ltd.	15,519	90,278
Primary Health Care, Ltd.	50,418	162,834
Prime Television, Ltd.	15,587	9,345
PrimeAG Australia, Ltd. (I)	5,345	7,368
Programmed Maintenance Services, Ltd.	14,733	20,475
Ramelius Resources, Ltd. (I)	58,054	53,258
RCR Tomlinson, Ltd.	22,598	32,704
REA Group, Ltd.	8,665	103,061
Reckon, Ltd.	14,138	31,165
Redflex Holdings, Ltd.	5,472	12,902
Regis Resources, Ltd. (I)	30,552	56,223
Resolute Mining, Ltd. (I)	43,345	50,916
Rex Minerals, Ltd. (I)	25,561	55,860
RHG, Ltd. (I)	11,437	10,359
Ridley Corp., Ltd.	27,918	34,542
Roc Oil Company, Ltd. (I)	81,308	27,940
SAI Global, Ltd.	32,266	136,076
Sally Malay Mining, Ltd.	27,777	59,002
Salmat, Ltd.	11,402	44,125
Sandfire Resources Nl (I)	14,137	96,406

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Saracen Mineral Holdings, Ltd.	13,978	$8,751
Sedgman, Ltd.	11,316	22,884
ServCorp, Ltd.	10,693	31,259
Service Stream, Ltd. (I)	8,282	4,282
Seven Network, Ltd.	15,850	128,054
Sigma Pharmaceuticals, Ltd. (I)	111,268	49,586
Silex Systems, Ltd. (I)	10,299	59,496
Silver Lake Resources, Ltd. (I)	11,183	23,731
SMS Management & Technology, Ltd.	12,633	82,180
Southern Cross Media Group, Ltd.	44,986	88,115
SP Telemedia, Ltd.	63,587	90,802
Spark Infrastructure Group (S)	189,679	202,708
Specialty Fashion Group, Ltd.	51,331	55,397
Spotless Group, Ltd.	25,238	50,714
ST Barbara, Ltd. (I)	33,445	82,758
Straits Resources, Ltd.	26,787	56,726
STW Communications Group, Ltd.	36,346	33,792
Sundance Resources, Ltd. (I)(L)	390,505	134,700
Super Cheap Auto Group, Ltd.	13,172	75,698
Swick Mining Services, Ltd. (I)	30,800	11,183
Talent2 International, Ltd.	6,000	8,627
Tap Oil, Ltd. (I)	27,939	20,856
Tassal Group, Ltd.	11,577	17,308
Technology One, Ltd.	32,670	30,325
Ten Network Holdings, Ltd.	157,654	220,324
Terramin Australia, Ltd. (I)	16,521	7,522
TFS Corp., Ltd.	21,282	19,568
Thakral Holdings Group, Ltd. (I)	63,390	30,346
The Reject Shop, Ltd.	2,608	42,462
Thorn Group, Ltd.	15,982	27,096
Tower Australia Group, Ltd.	69,676	176,595
Tox Free Solutions, Ltd.	8,234	17,760
Transfield Services Infrastructure Fund	22,752	14,485
Transfield Services, Ltd.	64,212	211,329
Transpacific Industries Group, Ltd. (I)	47,768	51,068
UXC, Ltd. (I)	32,540	14,657
Village Roadshow, Ltd. (I)	20,000	45,428
Virgin Blue Holdings, Ltd. (I)	221,987	91,275
Watpac, Ltd.	13,238	20,933
WDS, Ltd. (I)	18,432	11,254
West Australian Newspapers
Holdings, Ltd. (L)	23,865	149,588
Western Areas NL (L)	17,246	96,343
White Energy Company, Ltd. (I)	21,273	71,263
WHK Group, Ltd.	26,888	27,446
Wide Bay Australia, Ltd.	4,269	43,289
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd.	16,900	75,635

		15,503,625
Austria - 0.81%
A-TEC Industries AG (I)(L)	1,566	3,853
Agrana Beteiligungs AG	568	52,834
Andritz AG	4,183	331,824
Austriamicrosystems AG (I)	927	36,291
BWIN Interactive Entertainment AG	3,814	160,068
BWT AG	1,074	27,523
Cat Oil AG	197	1,726
Constantia Packaging AG (I)	755	46,061
EVN AG (L)	2,988	42,267
Flughafen Wien AG	1,118	68,613
Intercell AG (I)(L)	4,221	90,415
Lenzing AG	163	87,771
Mayr-Melnhof Karton AG	705	72,350
Oesterreichische Post AG	4,024	118,021

107

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Palfinger AG (I)	1,770	$51,800
RHI AG (I)	2,919	98,837
Rosenbauer International AG	395	16,922
S&T System Integration & Technology
Distribution AG (I)	487	3,782
Schoeller-Bleckmann Oilfield Equipment AG	1,107	79,280
Semperit AG Holding	406	17,802
Uniqa Versicherungen AG (L)	4,818	91,155
Warimpex Finanz- und Beteiligungs AG (I)	3,221	9,281

		1,508,476
Belgium - 1.03%
Ablynx NV (I)	487	5,056
Ackermans & Van Haaren NV	3,700	275,666
AGFA Gevaert NV (I)	21,555	94,080
AGFA Gevaert NV (I)	5,389	7
Arseus NV	1,955	25,124
Banque Nationale de Belgique	23	106,230
Barco NV (I)	1,197	65,079
Compagnie d’Entreprises CFE	756	41,692
Compagnie Immobiliere de Belgique SA	440	16,199
Compagnie Maritime Belge SA	1,734	51,064
Deceuninck Plastics NV (I)	2,954	6,025
Duvel Moortgat SA	230	20,591
Econocom Group SA	1,728	22,077
Elia System Operator SA (I)(L)	576	253
Elia System Operator SA/NV (I)(L)	4,268	150,921
Euronav NV	3,097	48,951
EVS Broadcast Equipment SA	1,071	62,961
Exmar NV	2,007	14,152
Gimv NV	607	30,773
Image Recognition Integrated Systems	78	3,212
Ion Beam Applications SA (I)	2,739	29,435
Kinepolis Group NV	391	25,893
Lotus Bakeries SA (L)	34	17,589
Melexis NV	2,366	38,634
Nyrstar (L)	11,255	146,820
Omega Pharma SA	1,826	74,932
Recticel Sarecticel	1,714	15,881
Roularta Media Group NV (I)	668	20,374
SA D’Ieteren Trading NV	498	263,086
Sapec SA (I)	305	20,076
Sipef SA	888	71,412
Tessenderlo Chemie (I)	120	50
Tessenderlo Chemie NV (I)	2,837	94,201
ThromboGenics NV (I)	832	21,063
Van De Velde NV	796	39,771

		1,919,330
Bermuda - 0.49%
Catlin Group, Ltd.	56,105	289,095
COL Capital, Ltd.	28,000	4,504
CSI Properties, Ltd	650,000	17,292
Golden Ocean Group, Ltd. (L)	54,737	74,187
Hardy Underwriting Bermuda, Ltd.	7,592	33,644
Hiscox PLC	53,182	287,217
Katanga Mining, Ltd. (I)	88,691	105,405
Lancashire Holdings, Ltd.	8,589	82,037
Neway Group Holdings, Ltd.	230,000	9,630

		903,011
Canada - 12.88%
5N Plus, Inc. (I)	3,445	20,169
Aastra Technologies, Ltd	834	15,111
Absolute Software Corp. (I)	3,900	13,107
Advantage Oil & Gas, Ltd. (I)	19,480	127,330

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Aecon Group, Inc.	5,499	$53,354
AG Growth International, Inc.	1,300	59,406
AGF Management, Ltd.	13,999	234,828
Alamos Gold, Inc.	17,060	327,888
Alexco Resource Corp. (I)	5,500	40,665
Algonquin Power & Utilities Corp.	5,704	26,949
Alliance Grain Traders, Inc.	1,200	33,339
Altagas, Ltd.	12,612	253,333
Altius Minerals Corp. (I)	2,400	25,296
Anderson Energy, Ltd. (I)	20,300	19,973
Angle Energy, Inc. (I)	4,527	32,854
Astral Media, Inc.	8,440	337,090
Atlantic Power Corp.	7,231	99,954
Atrium Innovations, Inc. (I)	3,200	43,735
ATS Automation Tooling Systems, Inc. (I)	8,723	52,854
Augusta Resource Corp. (I)	13,400	54,172
Aura Minerals, Inc. (I)	11,783	46,602
Aurizon Mines, Ltd. (I)	23,946	169,352
Avalon Rare Metals, Inc. (I)(L)	8,025	27,986
Axia NetMedia Corp. (I)	9,200	15,773
Azure Dynamics Corp. (I)	27,638	7,808
B2Gold Corp. (I)	14,146	35,415
Baffinland Iron Mines Corp. (I)	24,800	27,782
Baja Mining Corp. (I)	16,100	18,036
Ballard Power Systems, Inc. (I)	9,800	12,792
Bankers Petroleum, Ltd. (I)	43,086	278,272
Bellatrix Exploration, Ltd. (I)	1,487	5,968
BELLUS Health, Inc. (I)	3,500	222
BioExx Specialty Proteins, Ltd. (I)	22,280	56,213
Birch Mountain Resources, Ltd. (I)	11,200	22
Birchcliff Energy, Ltd. (I)	16,253	154,052
Black Diamond Group, Ltd.	1,816	34,054
BlackPearl Resources, Inc. (I)	36,440	191,332
BMTC Group, Inc., Class A	3,096	66,200
BNK Petroleum, Inc. (I)	12,925	34,876
Bonterra Energy Corp.	1,207	49,971
Boralex, Inc. (I)	3,000	25,074
Breakwater Resources, Ltd. (I)	6,330	38,169
Bridgewater Systems Corp. (I)	4,172	29,465
Brigus Gold Corp. (I)	4,209	7,093
Burcon NutraScience Corp. (I)	1,800	16,219
Calfrac Well Services, Ltd.	4,613	139,979
Calian Technologies, Ltd.	500	8,884
Calvalley Petroleums, Inc. (I)	9,777	40,668
Canaccord Capital, Inc.	12,077	147,411
Canada Bread Company, Ltd.	2,740	113,465
Canadian Energy Services &
Technology Corp.	1,650	43,044
Canadian Western Bank	9,597	249,519
Canam Group, Inc.	4,070	29,062
Candente Gold Corp. (I)	1,720	1,340
Candente Resource Corp. (I)	8,600	11,896
Canfor Corp. (I)	15,201	146,450
Cangene Corp. (I)	3,800	11,290
Capstone Mining Corp. (I)	21,310	90,093
Cardero Resource Corp.	7,700	11,551
Cardiome Pharma Corp. (I)	8,400	40,914
Carpathian Gold, Inc. (I)	20,000	11,884
Cascades, Inc.	8,818	52,399
Catalyst Paper Corp. (I)	54,263	11,276
CCL Industries, Inc.	4,178	115,993
CE Franklin, Ltd. (I)	2,786	21,304
Celestica, Inc. (I)	8,518	75,758
Celtic Exploration, Ltd. (I)	10,392	163,490

108

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
China Gold International Resources
Corp., Ltd. (I)	34,900	$203,644
Claude Resources, Inc. (I)	21,200	32,423
Cogeco Cable, Inc.	3,652	138,744
Colossus Minerals, Inc. (I)	7,150	58,367
COM DEV International, Ltd. (I)	7,500	14,758
Computer Modelling Group, Ltd.	800	18,579
Connacher Oil and Gas, Ltd. (I)	47,523	50,923
Consolidated Thompson Iron Mines, Ltd. (I)	26,900	312,617
Constellation Software, Inc.	1,700	78,893
Contrans Group, Inc., Class A	4,660	38,132
Copper Mountain Mining Corp. (I)	5,675	26,425
Corby Distilleries, Ltd.	2,222	35,347
Corridor Resources, Inc. (I)	11,000	74,151
Corus Entertainment, Inc.	12,190	248,776
Corvus Gold, Inc. (I)	2,048	1,835
Cott Corp. (I)	6,083	50,368
Crew Energy, Inc. (I)	12,973	247,442
Crystallex International Corp. (I)	43,800	12,800
Dalsa Corp.	2,800	37,395
Daylight Energy, Ltd.	14,251	132,022
Delphi Energy Corp. (I)	14,600	31,716
Denison Mines Corp. (I)	22,097	68,666
Detour Gold Corp. (I)	7,000	214,865
Divestco, Inc., Class A	2,800	750
Dorel Industries, Inc., Class B	5,185	167,740
Duluth Metals, Ltd. (I)	17,000	39,082
Dundee Precious Metals, Inc. (I)	10,200	93,500
DundeeWealth, Inc.	10,643	212,020
Eastern Platinum, Ltd. (I)(L)	66,523	100,444
Easyhome, Ltd.	700	6,130
ECU Silver Mining, Inc. (I)	61,000	70,118
Electrovaya, Inc. (I)	5,656	14,876
Endeavour Silver Corp. (I)	6,200	38,533
Enghouse Systems, Ltd.	1,100	9,322
Ensign Energy Services, Inc. (L)	21,937	279,515
Entree Gold, Inc. (I)	7,500	20,384
Equitable Group, Inc.	1,700	38,089
European Goldfields, Ltd. (I)	20,019	274,382
Evertz Technologies, Ltd.	4,539	79,810
Excellon Resources, Inc. (I)	3,500	3,034
Exeter Resource Corp. (I)	7,379	39,750
Exfo Electro Optical Engineering, Inc. (I)	912	5,721
Fairborne Energy, Ltd. (I)	8,600	33,845
Far West Mining, Ltd. (I)	4,700	23,075
First Majestic Silver Corp (I)	100	1,188
FirstService Corp. (I)	1,782	46,661
Flint Energy Services, Ltd. (I)	5,120	84,091
Formation Metals, Inc. (I)	4,142	8,514
Forsys Metals Corp. (I)	15,300	37,261
Fortress Paper, Ltd. (I)	1,804	72,350
Fortune Minerals, Ltd. (I)	3,334	3,865
Forzani Group, Ltd.	5,528	85,622
Fraser Papers, Inc. (I)	4,800	0
Fronteer Gold, Inc. (I)	16,280	159,224
Galleon Energy, Inc. (I)	11,550	46,468
Gammon Gold, Inc. (I)	23,650	156,430
Garda World Security Corp. (I)	7,700	68,633
GBS Gold International, Inc. (I)	30,800	0
Gennum Corp.	4,158	28,151
Geomark Exploration, Inc.	5,776	6,752
Glacier Media, Inc. (I)	8,800	19,545
Glentel, Inc.	1,100	25,074
Globestar Mining Corp. (I)	12,700	20,289
Gluskin Sheff & Associates, Inc.	1,700	30,769

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
GLV, Inc., Class A (I)	1,851	$12,171
GMP Capital, Inc.	1,400	17,525
Gold Wheaton Gold Corp. (I)	303	1,263
Grande Cache Coal Corp. (I)	17,700	165,008
Great Canadian Gaming Corp. (I)	8,850	65,003
Greystar Resources, Ltd. (I)	4,600	20,030
Groupe Aeroplan, Inc.	23,369	294,119
Guyana Goldfields, Inc. (I)	7,300	68,125
Hanfeng Evergreen, Inc. (I)	3,700	18,454
Harry Winston Diamond Corp. (I)	10,720	134,816
Hemisphere GPS, Inc. (I)	10,400	10,232
Heroux-Devtek, Inc. (I)	3,900	22,529
Home Capital Group, Inc.	5,312	248,381
HudBay Minerals, Inc.	26,092	436,159
IESI-BFC, Ltd.	3,500	75,963
Imax Corp. (I)	8,449	229,960
Imperial Metals Corp. (I)	2,600	65,725
Innergex Renewable Energy, Inc.	6,172	57,418
Intermap Technologies Corp. (I)	7,800	3,647
International Forest Products, Ltd. (I)	5,150	22,977
International Tower Hill Mines, Ltd. (I)	4,097	40,110
Ivanhoe Energy, Inc. (I)	32,400	68,174
KAB Distribution, Inc. (I)	18,405	7
Keegan Resources, Inc. (I)	3,731	32,929
Kimber Resources, Inc. (I)	1,750	2,591
Kingsway Financial Services, Inc. (I)	8,700	11,526
Kirkland Lake Gold, Inc. (I)	5,309	75,145
La Mancha Resources, Inc. (I)	13,311	33,065
Labrador Iron Mines Holdings, Ltd. (I)	2,897	26,104
Lake Shore Gold Corp. (I)	22,057	85,946
Laurentian Bank of Canada	6,628	295,066
Le Chateau, Inc.	2,400	30,510
Legacy Oil & Gas, Inc. (I)	16,652	225,639
Leon’s Furniture, Ltd.	7,809	102,315
Linamar Corp.	12,009	223,206
Lundin Mining Corp. (I)	100	644
MacDonald Dettwiler & Associates, Ltd. (I)	7,040	336,518
MAG Silver Corp. (I)	5,100	57,332
Major Drilling Group International	4,044	134,294
Manitoba Telecom Services, Inc.	1,700	47,942
Maple Leaf Foods, Inc.	11,269	121,961
Marsulex, Inc.	3,500	40,402
Martinrea International, Inc. (I)	11,418	88,425
Maxim Power Corp. (I)	6,300	17,184
Medwell Capital Corp. (I)	9,900	2,363
Mega Uranium, Ltd. (I)(L)	26,600	31,094
Mercator Minerals, Ltd. (I)	13,175	43,893
Methanex Corp.	14,988	439,179
Midway Energy, Ltd. (I)	3,602	14,913
Migao Corp. (I)	3,400	23,218
Minefinders Corp. (I)	7,000	68,053
Mineral Deposits, Ltd.	3,506	10,140
MKS, Inc.	1,550	20,505
Mosaid Technologies, Inc.	1,500	39,379
Mullen Group, Ltd.	11,066	163,422
Nautilus Minerals, Inc. (I)	20,040	40,215
Neo Material Technologies, Inc. (I)	10,100	71,725
Newalta, Inc.	2,197	21,295
Norbord, Inc. (I)	3,223	37,990
Nordion, Inc. (I)	15,568	166,516
North American Energy Partners, Inc. (I)	1,632	15,135
North American Palladium, Ltd. (I)	8,050	45,247
Northern Dynasty Minerals, Ltd. (I)	5,476	49,183
Northgate Minerals Corp. (I)	40,567	121,320
Novagold Resources, Inc. (I)	2,124	30,581

109

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
NuVista Energy, Ltd.	13,002	$119,691
Oncolytics Biotech, Inc. (I)	3,800	17,768
OPTI Canada, Inc. (I)	26,100	18,306
Orvana Minerals, Corp. (I)	9,998	31,653
Pace Oil And Gas, Ltd. (I)	1,158	8,776
Paladin Labs, Inc. (I)	1,400	39,686
Paramount Resources, Ltd. (I)	6,355	161,204
Parkbridge Lifestyles Communities, Inc.	6,530	46,373
Pason Systems, Inc.	9,795	131,770
Pelangio Exploration, Inc. (I)	14,200	15,493
Pengrowth Energy Trust	2,435	31,500
Peregrine Diamonds, Ltd. (I)	13,425	38,841
Perpetual Energy, Inc.	12,832	49,625
Petrolifera Petroleum, Ltd. (I)	7,550	4,633
Platinum Group Metals, Ltd. (I)	11,200	22,584
Points International, Ltd. (I)	16,500	11,894
Polymet Mining Corp. (I)	13,500	27,617
Precision Drilling Corp. (I)	28,855	247,357
Premium Brands Holdings Corp.	2,145	29,253
Pulse Seismic, Inc. (I)	927	1,400
QLT, Inc. (I)	8,200	49,525
Quadra FNX Mining, Ltd. (I)	4,800	64,901
Quebecor, Inc.	7,318	265,902
Queenston Mining, Inc. (I)	5,100	30,405
Questerre Energy Corp. (I)(L)	23,900	31,198
Ram Power Corp.	11,984	26,150
Redcorp Ventures, Ltd. (I)	9,000	0
Reitman’s Canada, Ltd.	7,751	143,838
Reitmans Canada, Ltd.	300	5,348
Resverlogix Corp. (I)	5,300	17,709
Richelieu Hardware, Ltd.	2,200	64,014
Ritchie Bros. Auctioneers, Inc. (L)	16,054	319,813
Rock Energy, Inc. (I)	373	1,664
RONA, Inc. (I)	15,796	200,037
RS Technologies, Inc. (I)	36,820	179
Rubicon Minerals Corp. (I)	21,100	124,559
Russel Metals, Inc.	10,237	208,519
Sabina Gold & Silver Corp. (I)	6,478	35,843
Sandvine Corp. (I)	12,400	27,541
Savanna Energy Services Corp.	9,568	51,263
Seabridge Gold, Inc. (I)	6,045	176,601
SEMAFO, Inc. (I)	31,200	376,874
Shawcor, Ltd., Class A	9,851	300,362
Sherritt International Corp.	36,523	280,002
Shore Gold, Inc. (I)	400	292
Sierra Wireless, Inc. (I)	3,750	41,352
Silver Standard Resources, Inc. (I)	11,791	306,218
Silvercorp Metals, Inc.	25,295	309,735
Softchoice Corp. (I)	2,000	14,943
SouthGobi Energy Resources, Ltd. (I)	4,080	47,257
Sprott Resource Corp. (I)	11,715	49,072
Sprott Resource Lending Corp. (I)	18,000	32,439
St Andrew Goldfields, Ltd. (I)	15,500	23,404
Stantec, Inc. (I)	8,568	223,767
Stella-Jones, Inc.	700	19,229
Storm Ventures International, Inc. (I)	4,291	7,440
Student Transportation of America, Ltd.	5,411	30,941
SunOpta, Inc. (I)	5,771	39,914
Superior Plus Corp.	14,000	151,244
Tanzanian Royalty Exploration Corp. (I)	10,900	71,141
Taseko Mines, Ltd. (I)	19,800	87,760
Tembec, Inc. (I)	7,330	24,634
The Cash Store Financial Services, Inc.	1,710	24,254
The Churchill Corp. (I)	1,700	30,372
The Descartes Systems Group, Inc. (I)	4,700	32,049

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
The Jean Coutu Group (PJC), Inc.	14,361	$132,341
Theratechnologies, Inc. (I)	6,398	35,214
Thompson Creek Metals Company, Inc. (I)	16,072	195,704
TMX Group, Inc.	11,500	394,443
Toromont Industries, Ltd.	12,443	371,029
Torstar Corp.	7,600	87,731
Total Energy Services, Inc.	867	10,126
Transcontinental, Inc.	11,675	172,757
TransForce, Inc.	11,166	122,477
Transglobe Energy Corp. (I)	8,300	137,046
Transition Therapeutics, Inc. (I)	3,200	8,011
Trican Well Service, Ltd.	18,768	360,898
Trilogy Energy Corp.	7,916	84,130
Trinidad Drilling, Ltd.	16,500	85,349
Turnkey E&P, Inc. (I)	1,100	0
U308 Corp. (I)	3,303	3,072
UEX Corp. (I)	14,600	33,849
Uni-Select, Inc.	2,200	57,885
UR-Energy, Inc. (I)	10,200	22,555
Uranium One, Inc.	75,463	372,702
Vecima Networks, Inc. (I)	2,921	11,268
Vector Aerospace Corp. (I)	2,300	16,132
Ventana Gold Corp. (I)	4,000	53,694
Vero Energy, Inc. (I)	5,900	35,059
Virginia Mines, Inc. (I)	3,063	24,437
Vitran Corp., Inc. (I)	300	3,419
Waterfurance Renewable Energy, Inc.	1,161	25,888
Wesdome Gold Mines, Ltd.	11,600	32,092
West Fraser Timber Company, Ltd.	6,481	282,208
Western Coal Corp.	25,500	257,596
Westport Innovations, Inc. (I)	3,900	70,512
Wi-LAN, Inc.	12,200	53,242
Winpak, Ltd.	6,500	76,046
Xceed Mortgage Corp. (I)	1,800	1,753
Xtreme Coil Drilling Corp. (I)	6,548	26,727
Zarlink Semiconductor, Inc. (I)	9,400	17,764

		23,959,910
Cayman Islands - 0.02%
Siem Offshore, Inc. (I)	20,762	30,931
China - 0.13%
Bund Center Investment, Ltd. (I)	222,000	37,762
China XLX Fertiliser, Ltd.	70,000	30,937
Chinasoft International, Ltd. (I)	30,000	7,716
Delong Holdings, Ltd. (I)	45,500	16,331
Epure International, Ltd. (I)	79,000	47,760
Guangnan Holdings, Ltd.	108,000	23,311
Pacific Textile Holdings, Ltd.	116,000	71,715

		235,532
Cyprus - 0.14%
Deep Sea Supply PLC (I)	4,703	8,322
Marfin Popular Bank Public
Company, Ltd. (L)	25,265	39,762
ProSafe ASA	30,874	204,006

		252,090
Denmark - 1.00%
ALK-Abello A/S	663	37,525
Alm Brand A/S (I)	1,126	7,349
Ambu A/S	800	21,854
Auriga Industries	2,034	31,214
Bang & Olufsen A/S (I)(L)	4,791	50,934
Bavarian Nordic A/S (I)(L)	1,471	52,443
BoConcept Holding A/S (I)	75	2,377

110

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Brodrene Hartmann A/S	800	$10,027
Capinordic A/S (I)	9,300	793
D.S. Norden A/S	2,936	92,658
Dalhoff Larsen & Horneman A/S (I)	2,500	10,289
DFDS A/S (I)	425	28,006
DiBa Bank A/S (I)	550	5,551
East Asiatic Company, Ltd. A/S	1,821	51,208
Fionia Bank A/S (I)	1,250	0
Fluegger A/S	225	16,359
Genmab A/S (I)	3,921	44,273
GN Store Nord A/S (I)	16,699	138,405
Greentech Energy Systems A/S (I)	6,004	19,311
Gronlandsbanken (I)	20	1,531
Harboes Bryggeri A/S	441	10,636
IC Companys A/S	3,227	142,739
Jeudan A/S	492	34,530
NeuroSearch A/S (I)	2,902	44,207
NKT Holding A/S	383	17,054
Nordjyske Bank A/S (I)	1,190	24,667
Ostjydsk Bank A/S (I)	160	10,586
Parken Sport & Entertainment A/S (I)(L)	864	14,811
PER Aarsleff A/S	420	30,415
Pharmexa A/S (I)	10,600	829
Ringkjoebing Landbobank A/S (I)	485	59,122
Rockwool International A/S	296	33,941
Roskilde Bank A/S (I)	495	0
Royal Unibrew A/S (I)	778	40,909
Satair A/S	591	33,600
Schouw & Company A/S	2,506	49,356
SimCorp A/S	783	117,465
Sjaelso Gruppen A/S (I)	2,935	4,752
Solar Holdings A/S	900	55,890
Spar Nord Bank A/S (I)	8,152	85,239
Sparbank (I)	275	3,807
Sydbank A/S (I)	9,657	237,122
Thrane & Thrane A/S	800	33,885
TK Development A/S (I)	3,786	14,835
Topdanmark A/S (I)	786	95,950
TopoTarget A/S (I)(L)	15,000	8,591
Vestjysk Bank A/S (I)	3,265	38,972

		1,866,017
Finland - 2.21%
Ahlstrom OYJ	1,578	29,482
Alma Media OYJ	7,542	72,384
Amer Sports OYJ	17,431	205,958
Aspo OYJ	2,534	26,153
Atria PLC	1,229	15,792
BasWare OYJ	299	8,811
Cargotec Corp. OYJ	5,686	249,128
Cramo OYJ (I)	3,712	81,141
Digia PLC	2,622	16,846
Elektrobit Corp.	9,773	9,383
Etteplan OYJ	276	961
F-Secure OYJ	10,255	26,634
Finnair OYJ (I)(L)	7,567	49,102
Finnlines OYJ (I)	2,378	22,251
Fiskars Corp.	7,608	145,622
HK Ruokatalo OYJ	5,218	48,425
Huhtamaki OYJ	9,309	109,756
Ilkka-Yhtyma OYJ (L)	1,877	18,028
KCI Konecranes OYJ	8,126	318,544
Kemira OYJ	8,209	112,977
Lannen Tehtaat OYJ	930	20,760
Lassila & Tikanoja OYJ	3,716	63,747

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Lemminkainen OYJ (I)	775	$23,748
M-real OYJ (I)	32,204	102,772
Olvi OYJ	959	37,216
Oriola-KD OYJ	22,667	116,756
Orion OYJ, Series A	6,324	128,874
Orion OYJ, Series B	15,474	313,930
Outotec OYJ	5,585	274,975
Ponsse OYJ	1,465	18,836
Poyry OYJ	4,503	50,037
Raisio OYJ	15,131	51,059
Ramirent OYJ	8,097	92,145
Rapala VMC OYJ	617	4,883
Rautaruukki OYJ	11,470	207,972
Ruukki Group OYJ (I)	20,289	44,783
Scanfil OYJ	3,082	11,397
Stockmann OYJ Abp, Series A (L)	1,949	70,684
Stockmann OYJ Abp, Series B	4,072	134,383
Tecnomen OYJ (I)	10,173	8,179
Teleste OYJ (L)	1,377	8,040
TietoEnator OYJ	7,664	138,696
Tikkurila OYJ (I)	2,052	40,459
Uponor OYJ	6,920	116,528
Vacon OYJ	1,063	52,678
Vaisala OYJ	1,483	37,185
YIT OYJ	17,181	377,535

		4,115,635
France - 3.64%
Abc Arbitrage	183	1,628
Ales Groupe SA	435	6,377
Alten SA	2,039	62,343
Altran Technologies SA (I)	11,249	41,138
April Group SA	1,609	41,266
Assystem SA	1,674	28,588
Avanquest Software SA (I)	1,218	4,109
Beneteau SA (I)	4,379	79,432
Boiron SA	834	28,871
Bonduelle SCA	372	30,079
Bongrain SA	645	47,537
Bourbon SA (L)	4,224	165,808
Boursorama (I)	374	3,893
Bull SA (I)	11,140	52,755
Canal Plus SA	6,204	40,756
Carbone Lorraine SA	1,779	71,717
Cegedim SA	484	25,271
Cegid SA	599	16,491
Ciments Francais SA	379	32,205
Club Mediterranee SA (I)	3,671	63,050
Compagnie Plastic Omnium SA	1,369	80,506
Delachaux SA	877	64,836
Devoteam SA	242	5,922
Electricite de Strasbourg SA	142	20,726
Esso SAF	269	33,187
Etablissements Maurel et Prom SA (L)	8,680	110,378
Euro Disney SCA (I)	3,416	17,513
Eurofins Scientific	534	35,692
Exel Industries SA	185	7,660
Faiveley Transport	191	14,298
Faurecia (I)	5,887	139,439
Financiere Marc de Lacharriere SA	1,072	45,490
Fleury Michon SA	344	13,821
Gaumont SA	489	28,624
GFI Informatique SA (I)	5,737	20,554
GIFI	408	31,937
GL Events SA	910	27,052

111

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Groupe Steria SA	3,594	$82,634
Guerbet SA	180	15,561
Guyenne & Gascogne SA	699	70,925
Haulotte Group (I)	1,065	12,787
Havas SA	57,577	255,510
IMS International Metal Service (I)	913	15,628
Infogrames Entertainment SA (I)	3,415	11,597
Ingenico SA	4,067	120,972
Inter Parfums	176	6,260
Ipsen SA	3,435	102,580
Ipsos SA	2,291	98,846
Kaufman & Broad SA (I)	1,176	30,947
Korian	1,887	41,220
Laurent-Perrier SA	374	38,818
Lisi SA	546	35,368
LVL Medical Groupe SA	806	16,450
M6-Metropole Television	6,518	141,427
Maisons France Confort SA	510	21,101
Manitou BF SA (I)	1,754	33,868
Manutan SA	963	57,935
Marseill Tunnel Prado-Carena	219	7,190
Montupet SA (I)	553	4,879
Naturex	383	20,845
Neopost SA	4,011	353,576
Nexans SA	4,933	328,050
Nexity SA	4,255	173,689
NicOx SA (I)	3,351	9,240
Norbert Dentressangle SA	882	68,680
Orpea SA	3,018	138,733
PagesJaunes Groupe SA	13,290	117,739
Parrot SA (I)	453	12,280
Penauille Polyservices SA (I)	7,713	35,540
Pierre & Vacances SA	562	38,134
Rallye SA	2,887	103,764
Recylex SA (I)	2,162	16,983
Remy Cointreau SA	2,840	186,291
Rhodia SA	18,980	500,466
Robertet SA	258	34,394
Rubis SA (L)	1,086	123,079
Sa des Ciments Vicat	1,229	85,729
Saft Groupe SA	2,859	90,264
Samse SA	285	22,062
Seche Environnement	7	471
Sechilienne-Sidec SA	1,925	45,029
Sequana Capital	1,254	15,649
Societe Industrielle D’Aviations
Latecoere SA (I)	350	2,812
SOITEC (I)(L)	11,308	113,466
Somfy SA	383	77,108
Sopra Group SA	529	37,226
SR Teleperformance SA	5,607	167,080
Stallergenes SA	813	63,299
Stef-TFE Group	993	50,731
Sucriere de Pithiviers-Le-Vieil SA	59	58,186
Synergie SA	1,224	30,174
Tessi SA	206	16,039
Theolia SA (I)(L)	6,581	9,728
Toupargel-Agrigel SA	936	15,566
Transgene SA (I)	1,227	22,058
Trigano SA (I)	2,853	75,153
UBISOFT Entertainment SA (I)	7,630	72,936
Union Financiere de France Banque SA	577	20,022
Viel & Compagnie SA	6,221	21,957
Vilmorin & Compagnie SA (I)	555	56,761
Virbac SA	457	68,275

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
VM Materiaux SA	539	$28,408
Vranken-Pommery Monopole Group SA	407	16,217
Wendel	2,640	203,895
Zodiac SA	4,062	255,327

		6,766,563
Germany - 4.86%
Aareal Bank AG (I)	4,484	117,257
Adlink Internet Media AG (I)	2,151	9,901
Adva AG Optical Networking (I)	2,485	17,186
Agennix AG (I)	1,121	5,163
Air Berlin PLC (I)	2,101	10,033
Aixtron AG, SADR (L)	3,360	103,018
Amadeus Fire AG	724	25,844
Asian Bamboo AG	1,058	51,825
Augusta Technologie AG	1,041	19,366
Baader Wertpapierhandelsbank AG	4,116	16,187
Balda AG (I)	3,189	25,499
Bauer AG	995	39,623
BayWa AG	399	16,895
Beate Uhse AG (I)	8,223	3,875
Bechtle AG	1,192	42,478
Bertrandt AG	519	30,243
Bilfinger Berger AG	7,275	530,518
Biotest AG	323	18,086
Boewe Systec AG (I)	126	94
Carl Zeiss Meditec AG	3,844	66,083
Cenit AG	2,140	13,143
CENTROTEC Sustainable AG (I)	1,362	26,915
Centrotherm Photovoltaics AG (I)	298	10,420
Cewe Color Holding AG	730	32,028
Comdirect Bank AG	4,577	42,159
Conergy AG (I)(L)	12,524	7,227
Constantin Medien AG (I)	7,438	16,337
CropEnergies AG	1,866	10,840
CTS Eventim AG	1,453	83,261
Curanum AG (I)	4,385	11,944
D Logistics AG (I)	4,397	8,561
DAB Bank AG	3,886	21,924
Data Modul AG (I)	635	10,151
Delticom AG	193	14,538
Demag Cranes AG (I)	2,393	109,770
Deutsche Beteiligungs AG	222	6,262
Deutsche Wohnen AG (I)	8,098	98,457
Deutz AG (I)	7,867	56,804
Dialog Semiconductor PLC (I)	6,464	120,289
Douglas Holding AG	3,417	186,346
Drillisch AG	6,749	48,343
Duerr AG (I)	839	22,735
DVB Bank AG	110	3,555
Elexis AG	1,107	18,446
ElringKlinger AG	4,637	139,427
Evotec AG (I)	25,197	88,332
Fielmann AG	16	1,412
Freenet AG	15,834	151,214
Fuchs Petrolub AG	917	108,030
Gerresheimer AG (I)	3,776	138,293
Gerry Weber International AG	1,425	64,309
Gesco AG	414	27,781
GFK AG	2,252	92,965
GFT Technologies AG	2,486	13,392
Gildemeister AG	4,756	92,548
Grammer AG (I)	1,241	27,081
Grenkeleasing AG	1,123	54,370
H&R Wasag AG	399	10,325

112

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Hamburger Hafen und Logistik AG (L)	2,010	$80,652
Hawesko Holding AG	1,116	43,863
Heidelberger Druckmaschinen AG (I)	27,642	123,020
Homag Group AG (I)	716	15,163
Indus Holding AG	2,697	74,494
Interseroh AG	294	14,271
Intershop Communications AG (I)(L)	2,654	6,959
IVG Immobilien AG (I)	10,586	81,076
IWKA AG (I)	3,250	58,062
Jenoptik AG (I)	5,019	32,884
KIZOO AG	1,380	15,220
Kloeckner & Company SE (I)	10,777	271,006
Koenig & Bauer AG (I)	819	14,939
Kontron AG	6,351	55,252
Krones AG (I)(L)	1,743	93,782
KSB AG	73	54,743
KWS Saat AG	290	51,376
Leoni AG (I)	4,631	173,161
Loewe AG	772	7,415
Manz Automation AG (I)	222	12,388
MasterFlex AG (I)	207	968
Mediclin AG	8,179	45,415
Medigene AG (I)	3,374	8,374
Medion AG	3,090	43,841
MLP AG	6,309	60,511
Mologen AG (I)	1,346	13,754
Morphosys AG (I)	2,360	48,255
MTU Aero Engines Holding AG	31	1,809
MVV Energie AG	1,324	46,399
Nemetschek AG	1,050	39,229
Norddeutsche Affinerie AG (L)	5,430	263,072
Nordex AG (I)	3,399	20,372
P&I Personal & Informatik AG	20	662
Pfeiffer Vacuum Technology AG	1,003	112,279
Pfleiderer AG (I)(L)	3,609	9,455
Phoenix Solar AG	220	6,781
Plambeck Neue Energien AG (I)	5,657	11,711
Praktiker Bau- und Heimwerkermaerkte AG	6,704	60,808
Premiere AG (I)	41,539	89,154
PVA TePla AG	1,400	7,014
Q-Cells AG (L)	3,938	10,148
QSC AG (I)	10,874	30,327
R. Stahl AG	574	19,084
Rational AG	503	101,800
REpower Systems AG	129	19,761
Rheinmetall AG	6,290	406,311
Rhoen-Klinikum AG	17,907	376,413
Roth & Rau AG (I)	1,970	27,444
Sartorius AG	997	33,530
Schlott Gruppe AG (I)	185	850
SGL Carbon AG (I)	7,924	274,250
SHB Stuttgarter Finanz & Beteiligungs AG	951	22,590
Singulus Technologies AG (I)	4,178	19,664
Sixt AG	755	32,389
SKW Stahl-Metallurgie Holding AG (I)	296	6,905
Software AG	4	491
Solar Millennium AG (I)	1,423	35,045
Solarworld AG (L)	11,352	103,193
Solon SE (I)(L)	1,838	5,435
Stada Arzneimittel AG	10,586	336,200
Stratec Biomedical Systems AG	807	30,521
Symrise AG	14,466	364,526
Tag Immobilien AG (I)	2,336	17,741
Takkt AG	2,729	34,724
Technotrans AG (I)	258	2,271

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Tognum AG	11,911	$283,118
TUI AG (I)	21,877	230,578
United Internet AG	9,342	132,083
Versatel AG (I)	1,054	7,252
Vossloh AG	1,255	141,961
VTG AG	676	12,108
Wacker Construction Equipment AG (I)	2,519	38,253
Washtec AG	1,640	18,372
Wincor Nixdorf AG	4,939	365,315
Wire Card AG	13,327	175,991
Wuerttembergische Lebensversicherung AG	576	14,947

		9,040,288
Gibraltar - 0.04%
PartyGaming PLC (I)	22,321	81,307
Greece - 0.88%
Agricultural Bank of Greece SA (I)	21,674	18,323
Alapis Holding Industrial & Commercial SA	9,052	9,170
Anek Lines SA (I)	16,819	3,274
Athens Stock Exchange SA	6,411	41,602
Athens Water Supply and Sewage
Company SA	2,918	15,565
Bank of Attica SA (I)	9,882	11,285
Bank of Cyprus PCL	65,737	246,240
Bank of Greece SA	2,525	94,061
Diagnostic & Therapeutic Center of Athens
Hygeia SA (I)	12,760	9,273
Duty Free Shops SA (I)	2,936	16,385
EFG Eurobank Ergasias SA	8,383	41,953
Emporiki Bank SA (I)	8,531	13,397
Euromedica SA (I)	1,362	2,475
Folli-follie SA	828	17,901
Forthnet SA (I)	14,320	7,827
Fourlis SA	4,391	33,295
Frigoglass SA	2,954	38,619
GEK Group of Companies SA	7,981	32,725
Geniki Bank SA (I)	2,122	4,351
Greek Postal Savings Bank SA (I)	20,725	74,714
Halcor SA (I)	12,007	8,580
Hansard Global PLC	11,952	30,654
Hellenic Petroleum SA	10,828	78,168
Hellenic Technodomiki Tev SA	16,528	67,246
Heracles General Cement SA	5,225	30,522
Iaso SA	5,049	7,598
Intracom Holdings SA (I)	28,550	14,856
Intralot SA-integrated Lottery
Systems & Services	3,312	11,129
J&P-Avax SA	7,584	11,904
Jumbo SA	1,272	8,390
Lambrakis Press SA (I)	2,615	1,527
Marfin Investment Group SA (I)	74,177	58,906
Metka SA	2,434	27,531
Michaniki SA	5,586	2,169
Motor Oil Hellas Corinth Refineries SA	5,560	51,991
Mytilineos Holdings SA (I)	14,916	77,611
Piraeus Bank SA (I)	42,053	150,542
Piraeus Port Authority SA (I)	881	13,376
Sidenor Steel Products Manufacturing
Company SA (I)	4,142	11,768
Teletypos SA Mega Channel (I)	4,590	15,491
Terna Energy SA	3,843	13,562
Thessaloniki Port Authority SA	488	6,648
Titan Cement Company SA	7,661	142,350

113

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Viohalco SA (I)	12,925	$56,510

		1,631,464
Hong Kong - 3.19%
Alco Holdings, Ltd.	54,000	24,239
Allied Group, Ltd.	18,000	69,828
Allied Properties HK, Ltd.	726,000	152,301
Apac Resources, Ltd. (I)	720,000	44,514
Artel Solutions Group Holdings, Ltd. (I)	565,000	25,371
Asia Financial Holdings, Ltd.	66,000	30,621
Asia Satellite Telecom
Holdings Company, Ltd.	26,220	45,586
Associated International Hotels, Ltd. (I)	26,000	50,225
Bonjour Holdings, Ltd.	272,000	52,207
Bright International Group, Ltd. (I)	406,000	13,586
Burwill Holdings Ltd. (I)	464,000	25,644
C C Land Holdings, Ltd.	420,000	157,995
C Y Foundation Group, Ltd. (I)	605,000	9,116
Champion Technology Holdings, Ltd.	331,406	10,224
Chen Hsong Holdings, Ltd.	40,000	22,534
Chevalier International Holdings, Ltd.	24,000	30,896
Chevalier Pacific Holdings, Ltd. (I)	125,000	5,957
China Energy Development Holdings, Ltd. (I)	658,000	40,536
China Metal International Holdings, Inc.	58,000	18,924
China Public Procurement, Ltd. (I)	312,000	27,322
China Sci-Tech Holdings, Ltd. (I)	2,383,040	69,069
China Solar Energy Holdings, Ltd. (I)	1,270,000	21,722
China Sonangol Resources Enterprise, Ltd. (I)	94,000	16,796
China Strategic Holdings, Ltd. (I)	610,000	21,178
China Ting Group Holdings, Ltd.	124,000	21,832
China WindPower Group, Ltd. (I)	560,000	57,020
ChinaVision Media Group, Ltd. (I)	330,000	27,636
Chong Hing Bank, Ltd.	32,000	86,425
Chow Sang Sang Holdings, Ltd.	30,000	70,975
Chu Kong Shipping Development	22,000	4,751
Chuang’s Consortium International, Ltd.	161,144	20,715
Citic 1616 Holdings, Ltd.	219,000	71,743
City Telecom HK, Ltd.	1,717	25,618
CK Life Sciences International
Holdings, Inc. (I)	532,000	36,281
CP Lotus, Corp. (I)	280,000	8,589
Cross-Harbour Holdings, Ltd.	22,000	19,210
Dah Chong Hong Holdings, Ltd.	146,000	174,263
Dickson Concepts International, Ltd.	37,000	34,554
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	21,737
Emperor International Holdings, Ltd.	240,000	63,830
Emperor Watch & Jewellery, Ltd.	400,000	61,068
eSun Holdings, Ltd. (I)	113,000	13,674
Eva Precision Industrial Holdings, Ltd.	80,000	74,943
Far East Consortium International, Ltd.	210,925	54,471
First Natural Foods Holdings, Ltd. (I)	375,000	0
Fubon Bank, Ltd.	46,000	21,802
G-Resources Group, Ltd. (I)	2,643,000	177,016
Get Nice Holdings, Ltd.	246,000	16,088
Giordano International, Ltd.	221,708	137,763
Glorious Sun Enterprises, Ltd.	88,000	38,582
Golden Resorts Group, Ltd. (I)	1,508,000	80,594
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	47,962
HKR International, Ltd.	114,400	59,801
Hong Kong Resources
Holdings Company, Ltd.	236,000	41,369
Hongkong Chinese, Ltd. (I)	86,000	15,488
Hung Hing Printing Group, Ltd.	76,216	31,558

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Huscoke Resources Holdings, Ltd. (I)	574,000	$33,196
Hutchison Harbour Ring, Ltd.	292,000	36,468
Hybrid Kinetic Group, Ltd. (I)	650,000	14,872
HyComm Wireless, Ltd. (I)	26,000	16,608
I-CABLE Communications, Ltd. (I)	179,000	22,199
I.T, Ltd.	126,808	116,161
Imagi International Holdings, Ltd. (I)	87,500	3,119
International Luk Fook Holdings, Ltd.	42,000	142,197
Ione Holdings, Ltd.	720,000	26,433
Jinhui Holdings, Ltd. (I)	42,000	15,958
K Wah International Holdings, Ltd.	291,227	109,589
Keck Seng Investments, Ltd.	1,000	499
King Stone Energy Group, Ltd. (I)	2,400,000	60,377
Kowloon Development Company, Ltd.	84,000	90,790
Lai Sun Development Company, Ltd. (I)	632,000	17,516
Le Saunda Holdings	102,000	57,966
Lee & Man Holding, Ltd.	80,000	77,178
Lippo China Resources, Ltd.	666,000	21,318
Lippo, Ltd.	31,250	13,654
Liu Chong Hing Investment	20,000	24,388
Lung Kee Holdings, Ltd.	46,000	29,778
Matsunichi Communication Holdings, Ltd. (I)	89,000	49,623
Media Chinese International, Ltd.	30,000	8,036
Melco International Development	186,000	107,896
Midland Holdings, Ltd.	128,000	96,830
Ming Fai International Holdings, Ltd.	16,000	6,727
Miramar Hotel & Investment Company, Ltd.	8,000	9,357
Natural Beauty Bio-Technology, Ltd.	230,000	67,779
Neo-Neon Holdings, Ltd.	76,500	41,285
New Times Energy Corp., Ltd. (I)	488,000	13,485
NewOcean Energy Holdings, Ltd.	196,000	46,650
Norstar Founders Group, Ltd. (I)	168,000	15,794
Orange Sky Golden Harvest Entertainment
Holdings, Ltd. (I)	295,000	19,745
Pacific Andes International Holdings, Ltd.	220,591	40,524
Pacific Basin Shipping, Ltd.	279,000	187,809
Pacific Century Premium Developments, Ltd.	111,000	21,111
Paliburg Holdings, Ltd.	71,380	24,768
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Innovation, Ltd. (I)	180,000	29,088
Phoenix Satellite Television Holdings, Ltd.	174,000	56,959
Pico Far East Holdings, Ltd.	126,000	24,502
Polytec Asset Holdings, Ltd.	210,000	34,795
Public Financial Holdings, Ltd.	48,000	34,780
PYI Corp., Ltd. (I)	801	31
Regal Hotels International Holdings, Ltd.	83,200	32,468
Rising Development Holdings (I)	104,000	24,776
SA SA International Holdings, Ltd.	114,000	133,934
SEA Holdings, Ltd.	52,000	32,812
Shui On Construction & Materials, Ltd.	50,000	58,985
Shun Tak Holdings, Ltd.	254,000	155,942
Sing Tao News Corp., Ltd.	58,000	18,779
Singamas Container Holdings, Ltd. (I)	180,000	55,647
Sino-Tech International Holdings, Ltd. (I)	420,000	16,501
Smartone Telecommunications Holdings, Ltd.	35,500	54,499
Sun Hung Kai & Company, Ltd.	50,968	37,071
Sun Innovation Holdings, Ltd. (I)	400,000	12,517
Superb Summit International Timber
Company, Ltd. (I)	378,000	16,063
Tack Fat Group International, Ltd. (I)	200,000	0
TAI Cheung Holdings, Ltd.	66,000	48,612
Tai Fook Securities Group, Ltd.	36,347	28,849
Tan Chong International, Ltd.	63,000	15,723
Texhong Textile Group, Ltd.	92,000	70,196
Texwinca Holdings, Ltd.	52,000	60,719

114

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Theme International Holdings, Ltd. (I)	220,000	$24,932
Titan Petrochemicals Group, Ltd. (I)	600,000	52,546
Transport International Holdings, Ltd.	43,200	141,576
United Power Investment, Ltd. (I)	828,000	23,076
USI Holding Corp.	38,000	13,369
Value Partners Group, Ltd.	58,000	54,905
Victory City International Holdings, Ltd.	153,908	33,910
Vitasoy International Holdings, Ltd.	146,000	117,700
VST Holdings Company, Ltd. (I)	88,000	24,197
Wai Kee Holdings, Ltd.	72,000	16,094
Wing On Company International, Ltd.	17,000	32,506
Winteam Pharmaceutical Group, Ltd. (I)	212,000	30,578
ZZNode Technologies Company, Ltd. (I)	308,000	27,770

		5,938,839
Ireland - 0.90%
Aer Lingus (I)	25,626	34,598
C&C Group PLC	42,427	171,627
DCC PLC	12,042	314,847
FBD Holdings PLC (I)	4,678	35,215
Fyffes PLC	29,278	12,533
Glanbia PLC	15,698	66,034
Grafton Group PLC	22,961	86,763
IFG Group PLC (I)	19,878	32,503
Independent News & Media PLC (I)	30,840	19,644
Irish Continental Group PLC	2,561	51,427
Irish Life & Permanent Group
Holdings PLC (I)	30,577	39,668
Kenmare Resources PLC (I)	209,013	78,819
Kingspan Group PLC (I)	26,276	206,360
McInerney Holdings PLC (I)	20,779	1,068
Paddy Power PLC (I)	5,516	201,262
Smurfit Kappa Group PLC (I)	28,993	255,517
United Drug PLC	26,909	72,267

		1,680,152
Israel - 1.13%
Africa Israel Investments, Ltd. (I)	7,871	49,016
AL-ROV Israel, Ltd. (I)	370	11,613
Alvarion, Ltd. (I)	5,360	13,912
Clal Biotechnology Industries, Ltd. (I)	5,223	25,854
Clal Industries & Investments, Ltd.	10,617	76,163
Clal Insurance Enterprise Holdings, Ltd.	3,648	90,413
Delek Automotive Systems, Ltd.	4,929	59,177
Electra Israel, Ltd.	114	11,720
Ezchip Semiconductor, Ltd. (I)	1,929	46,435
First International Bank of Israel, Ltd.	5,079	74,508
Frutarom Industries, Ltd.	7,174	68,647
Fundtech, Ltd. (I)	498	7,834
Gilat Satellite Networks, Ltd. (I)	2,000	9,431
Given Imaging, Ltd. (I)	307	4,633
Hadera Paper, Ltd.	503	38,134
Harel Insurance Investments, Ltd.	1,121	62,890
Hot Telecommunication System, Ltd. (I)	2,631	37,244
Ituran Location & Control, Ltd.	1,736	26,447
Jerusalem Oil Exploration (I)	705	14,277
Makhteshim-Agan Industries, Ltd. (I)	51,558	212,850
Matrix IT, Ltd.	2,531	12,846
Mellanox Technologies, Ltd. (I)	5,397	129,215
Menorah Mivtachim Holdings, Ltd. (I)	4,526	56,931
NICE Systems, Ltd., SADR (I)	6,799	208,321
Oil Refineries, Ltd.	204,443	122,482
Ormat Industries, Ltd.	10,674	81,798
Osem Investments, Ltd.	5,160	81,126
Paz Oil Company, Ltd.	588	95,194

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	$22,426
Retalix, Ltd. (I)	3,157	41,284
Shikun & Binu, Ltd.	35,668	82,075
Strauss Group, Ltd.	4,648	69,346
Super-Sol, Ltd.	17,277	98,277
The Phoenix Holdings, Ltd.	5,158	17,152
Tower Semiconductor, Ltd. (I)	25,831	36,124

		2,095,795
Italy - 2.88%
ACEA SpA (I)	12,237	134,330
Acegas-APS SpA	2,167	11,272
Actelios SpA	1,929	5,487
Aedes SpA (I)	29,353	6,985
Alerion Cleanpower SpA	38,537	24,521
Amplifon SpA	8,041	38,185
Ansaldo STS SpA	12,218	157,288
Astaldi SpA	5,883	32,530
Azimut Holding SpA	19,417	154,624
Banca Finnat Euramerica SpA	10,675	7,206
Banca Generali SpA	10,115	108,330
Banca IFIS SpA	5,374	36,475
Banca Intermobiliare SpA (I)	14,093	76,191
Banca Popolare Dell’emilia Romagna SCRL	22,409	265,754
Banca Popolare dell’Etruria e del
Lazio SpA (I)	8,572	33,761
Banca Popolare di Milano SpA	41,743	143,480
Banca Popolare di Sondrio SCRL	22,917	175,414
Banca Profilo SpA (I)	23,984	12,714
Banco di Desio e della Brianza SpA	4,149	19,786
BasicNet SpA	1,777	6,629
Benetton Group SpA	8,658	50,586
Benetton Group SpA, SADR	200	2,310
Brembo SpA	3,286	32,127
Bulgari SpA (L)	25,204	243,335
Buongiorno SpA (I)	9,345	13,046
Buzzi Unicem SpA	3,449	32,161
Caltagirone Editore SpA	5,211	10,621
Caltagirone SpA	3,553	8,107
Cementir SpA	6,234	14,438
CIR-Compagnie Industriali Riunite SpA (I)	56,919	102,564
Credito Artigiano SpA	23,255	35,917
Credito Bergamasco SpA	711	18,928
Credito Emiliano SpA	16,311	86,379
Danieli & C Officine Meccaniche SpA	1,785	46,260
Davide Campari Milano SpA	10	59
De Longhi SpA	18,320	121,620
DeA Capital SpA (I)	1,854	2,698
DiaSorin SpA	3,295	127,907
Digital Multimedia Technologies SpA (I)	1,056	18,213
EEMS Italia SpA (I)	5,583	9,733
ERG SpA	10,331	129,016
ErgyCapital SpA	175	91
Esprinet SpA	2,846	19,761
Eurotech SpA (I)	3,019	7,222
Fiera Milano SpA (I)	2,228	12,377
Gemina SpA (I)	51,524	33,525
Geox SpA (L)	12,899	59,004
Gruppo Beghelli SpA	11,564	8,307
Gruppo Coin SpA (I)	8,302	78,638
Gruppo Editoriale L’Espresso SpA (I)	19,434	42,439
Hera SpA	79,274	145,393
Immsi SpA (L)	20,642	21,165
Impregilo SpA (I)	47,024	121,608

115

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Indesit Company SpA	7,870	$80,171
Industria Macchine Automatiche SpA	1,088	19,210
Interpump SpA (I)	7,154	44,324
Iren SpA	58,545	86,306
Italcementi SpA	6,288	43,679
Italmobiliare SpA	787	23,494
Juventus Football Club SpA (I)	8,911	10,442
KME Group SpA (I)	26,355	10,412
Landi Renzo Spa	9,280	33,029
Lottomatica SpA	7,460	91,505
Maire Tecnimont SpA	17,000	66,542
Marr SpA	3,721	38,513
Mediolanum SpA (L)	11,946	47,224
Milano Assicurazioni SpA	25,516	33,158
Mondadori (Arnoldo) Editore SpA (I)	12,390	38,386
Nice SpA	3,458	13,006
Panariagroup Industrie Ceramiche SpA (I)	3,544	7,093
Piaggio & C SpA	12,658	37,407
Piccolo Credito Valtellinese SCRL	24,426	95,372
Prelios SpA (I)	55,202	27,839
Premafin Finanziaria SpA (I)(L)	26,879	27,819
Prysmian SpA (L)	24,813	394,897
Recordati SpA	14,919	128,553
Risanamento SpA (I)	13,318	3,656
Sabaf SpA	962	29,039
Safilo Group SpA (I)	2,432	38,404
Saras SpA (I)	49,911	86,775
Save SpA	3,345	31,266
Seat Pagine Gialle SpA (I)	130,315	14,189
Snai SpA (I)	8,592	29,770
Societa Iniziative Autostradali e Servizi SpA	7,495	66,010
Societa’ Cattolica di Assicurazioni SCRL	6,775	145,052
Socotherm SpA (I)	2,703	5,000
Sogefi SpA (I)	7,700	22,807
Sol SpA	6,441	40,112
Sorin SpA (I)	67,066	143,626
Stefanel SpA (I)	11,908	7,569
Telecom Italia Media SpA (I)	23,548	7,279
Tod’s SpA	1,162	118,961
Trevi Finanziaria SpA	2,918	35,991
Vianini Lavori SpA	4,074	19,303
Zignago Vetro SpA (I)	1,547	9,325

		5,359,032
Japan - 21.96%
Accordia Golf Company, Ltd.	96	84,831
Achilles Corp.	20,000	27,195
Adeka Corp.	13,391	134,254
Aderans Company, Ltd. (I)	4,600	57,661
Advanex, Inc. (I)	2,000	2,094
Aeon Delight Company, Ltd.	3,100	55,749
Aeon Fantasy Co., Ltd.	300	2,944
Ahresty Corp.	800	8,146
AI Holdings Corp.	4,300	15,363
Aica Kogyo Company, Ltd.	9,000	100,554
Aichi Bank, Ltd.	1,600	91,531
Aichi Machine Industry Company, Ltd.	7,000	24,258
Aichi Steel Corp.	19,000	115,112
Aichi Tokei Denki Company, Ltd.	6,000	14,626
Aida Engineering, Ltd.	7,500	27,729
Ain Pharmaciez, Inc.	900	30,432
Aiphone Company, Ltd.	1,900	28,653
Aisan Industry Company, Ltd.	3,200	25,199
Akebono Brake Industry Company, Ltd.	7,200	41,881
Akita Bank, Ltd.	35,000	95,032

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aloka Company, Ltd.	1,800	$23,036
Alpen Company, Ltd.	2,000	33,290
Alpha Corp.	1,000	9,485
Alpha Systems, Inc.	600	10,425
Alpine Electronics, Inc.	5,815	78,314
Alps Logistics Company, Ltd.	2,000	20,361
Amano Corp.	11,800	103,355
Amiyaki Tei Company., Ltd.	3	8,382
Ando Corp.	10,000	12,325
Anest Iwata Corp.	6,000	19,971
Anritsu Corp.	10,297	71,367
AOC Holdings, Inc. (I)	3,400	16,696
AOKI Holdings, Inc.	3,200	50,551
Aomori Bank, Ltd.	18,000	45,341
Aoyama Trading Company, Ltd.	10,800	186,122
Arakawa Chemical Industries, Ltd.	1,700	16,759
Arc Land Sakamoto Company, Ltd.	2,700	29,586
Arcs Company, Ltd.	4,800	65,846
Ariake Japan Company, Ltd.	3,200	48,103
Arisawa Manufacturing Company, Ltd.	3,200	16,780
Arnest One Corp.	6,500	72,002
Aronkasei Company, Ltd.	4,000	17,143
Art Corp.	1,300	19,123
AS ONE Corp.	1,500	26,312
Asahi Company, Ltd.	2,600	33,377
Asahi Diamond Industrial Company, Ltd.	10,000	173,033
Asahi Holdings, Inc.	3,700	72,953
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	19,075
Asahi TEC Corp. (I)	45,000	13,411
ASATSU-DK, Inc.	4,800	118,561
ASKA Pharmaceutical Company, Ltd.	3,000	19,519
ASKUL Corp.	3,000	59,615
Asunaro Aoki Construction Company, Ltd.	4,000	17,665
Atom Corp. (I)	16,700	47,871
Atsugi Company, Ltd.	22,000	27,340
Autobacs Seven Company, Ltd.	4,500	162,391
Avex Group Holdings, Inc.	5,000	71,993
Azel Corp. (I)	17,000	0
BALS Corp.	1	1,022
Bando Chemical Industries, Ltd.	9,000	31,979
Bank of Iwate, Ltd.	2,500	111,576
Bank of Nagoya, Ltd.	22,000	62,351
Bank of Okinawa, Ltd.	3,088	121,583
Bank of Saga, Ltd.	19,000	47,616
Bank of the Ryukyus, Ltd.	5,600	62,433
Belc Company, Ltd.	100	1,034
Belluna Co., Ltd.	4,950	23,371
Best Denki Company, Ltd. (I)	6,500	19,695
BIC Camera, Inc.	98	39,346
BML, Inc.	1,500	38,358
Bookoff Corp.	2,100	16,702
Bunka Shutter Company, Ltd.	6,000	13,045
CAC Corp.	2,100	14,805
Calsonic Kansei Corp. (I)	25,000	86,637
Can Do Company, Ltd.	1	847
Canon Electronics, Inc.	3,000	77,794
Capcom Company, Ltd.	6,700	102,241
Cawachi, Ltd.	2,200	41,398
Central Glass Company, Ltd.	29,432	123,018
Century Tokyo Leasing Corp.	8,500	125,544
Chiyoda Company, Ltd.	4,200	49,112
Chiyoda Integre Company, Ltd. (I)	1,600	19,521
Chofu Seisakusho Company, Ltd.	2,800	58,923
Chori Company, Ltd.	23,000	26,385

116

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chubu Shiryo Company, Ltd.	3,000	$18,175
Chudenko Corp.	6,700	71,789
Chuetsu Pulp & Paper Company, Ltd.	10,000	16,466
Chugai Mining Company, Ltd. (I)	34,900	12,094
Chugai Ro Company, Ltd.	8,000	26,767
Chugoku Marine Paints, Ltd.	11,000	81,205
Chukyo Bank, Ltd.	18,000	45,384
Chuo Denki Kogyo Company, Ltd.	2,000	11,180
Chuo Gyorui Company, Ltd.	3,000	6,201
Circle K Sunkus Company, Ltd.	6,300	87,400
CKD Corp.	5,700	43,117
Clarion Company, Ltd. (I)	20,000	34,655
Cleanup Corp.	1,000	5,894
CMIC Company, Ltd.	70	19,089
CMK Corp.	4,000	17,877
Coca-Cola Central Japan Company, Ltd.	4,300	55,543
Cocokara Fine Holdings, Inc.	2,630	51,886
Colowide Company, Ltd.	4,500	22,421
Columbia Music Entertainment, Inc. (I)	29,000	10,050
Computer Engineering & Consulting, Ltd.	1,500	6,876
COMSYS Holdings Corp.	15,100	143,032
Corona Corp.	900	7,926
Cosel Company, Ltd.	3,100	42,379
Cosmos Pharmaceutical Corp.	1,800	56,525
CSK Corp. (I)	16,700	68,452
Culture Convenience Club Company, Ltd. (L)	10,100	50,448
Cybozu, Inc.	45	11,296
D.G. Roland Corp.	1,400	19,657
Dai Nippon Toryo Company, Ltd. (I)	12,000	12,906
Dai-Dan Company, Ltd.	5,000	22,917
Daibiru Corp.	10,100	75,914
Daido Metal Company, Ltd.	5,000	35,669
Daidoh, Ltd.	2,500	20,270
Daiei, Inc. (I)(L)	8,300	32,036
Daifuku Company, Ltd.	12,000	72,990
Daihen Corp.	10,000	43,258
Daiho Corp.	10,000	8,113
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	20,000	50,907
Daiichi Jitsugyo Company, Ltd.	6,000	20,362
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	34,738
Daiken Corp.	15,000	36,358
Daiki Aluminium Industry Company, Ltd. (I)	5,000	14,676
Daiko Clearing Services Corp.	3,000	10,360
Daikoku Denki Company, Ltd.	1,600	17,895
Daikyo, Inc. (I)(L)	19,144	32,625
Dainichi Company, Ltd.	2,100	13,249
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	6,000	26,312
Dainippon Screen Manufacturing
Company, Ltd. (I)	29,000	189,219
Daio Paper Corp.	13,000	80,979
Daisan Bank, Ltd.	28,000	69,353
Daiseki Company, Ltd. (L)	5,500	103,252
Daiso Company, Ltd.	8,000	22,083
Daisyo Corp.	1,100	12,566
Daiwa Industries, Ltd.	5,000	23,157
Daiwabo Holdings Company, Ltd.	13,000	35,814
DCM Japan Holdings Company, Ltd.	9,520	49,940
Denki Kogyo Company, Ltd.	7,000	29,276
Denyo Company, Ltd.	3,100	21,065
Descente, Ltd.	5,000	24,914
Doshisha Company, Ltd.	1,000	21,482
Doutor Nichires Holdings Company, Ltd.	4,793	60,821
Dr. Ci:Labo Company, Ltd. (I)(L)	20	71,365
DTS Corp.	2,700	30,328

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Duskin Company, Ltd.	8,900	$157,502
Dwango Company, Ltd.	14	26,298
Dydo Drinco, Inc.	1,500	50,648
Eagle Industry Company, Ltd.	2,000	17,599
Earth Chemical Company, Ltd.	1,900	63,312
EDION Corp.	11,300	88,564
Ehime Bank, Ltd.	20,253	52,435
Eighteenth Bank, Ltd.	30,000	79,226
Eiken Chemical Company, Ltd.	1,600	17,307
Eizo Nanao Corp.	2,800	56,912
Elematec Corp.	1,000	12,583
Enplas Corp.	1,800	25,381
EPS Company, Ltd.	24	53,498
Espec Corp.	2,400	17,438
Exedy Corp.	4,000	123,656
F&A Aqua Holdings, Inc.	2,900	22,469
F-Tech, Inc.	100	1,617
Falco Biosystems, Ltd.	1,500	12,017
Fancl Corp.	5,200	71,501
FCC Company, Ltd.	5,700	125,258
FDK Corp. (I)	21,000	29,360
Fidea Holdings Company, Ltd.	2,600	5,646
Foster Electric Company, Ltd.	2,800	69,326
FP Corp.	2,000	104,466
France Bed Holdings Company, Ltd.	14,000	17,231
Fudo Tetra Corp. (I)	13,700	8,513
Fuji Company, Ltd.	3,000	57,428
Fuji Corp., Ltd.	2,600	11,232
Fuji Electronics Company, Ltd.	2,300	29,968
Fuji Kosan Company, Ltd. (I)	11,000	8,675
Fuji Kyuko Company, Ltd.	8,000	39,733
Fuji Oil Company, Ltd.	9,900	134,387
Fuji Seal International, Inc.	3,500	72,778
Fuji Software ABC, Inc.	4,300	63,100
Fujibo Holdings, Inc.	9,000	13,766
Fujicco Company, Ltd.	3,000	35,023
Fujikura Kasei Company, Ltd.	3,400	20,477
Fujimi, Inc.	2,500	37,123
Fujimori Kogyo Company, Ltd.	1,700	21,330
Fujita Kanko, Inc.	8,000	36,517
Fujitec Company, Ltd.	8,000	35,996
Fujitsu Frontech, Ltd.	2,000	14,840
Fujitsu General, Ltd.	7,000	37,224
Fujiya Company, Ltd. (I)	16,000	30,017
Fukui Bank, Ltd.	38,188	115,903
Fukushima Bank, Ltd.	23,000	12,642
Fukuyama Transporting Company, Ltd.	3,000	14,698
Fumakilla, Ltd.	3,000	12,499
Funai Consulting Company, Ltd.	3,100	19,299
Funai Electric Company, Ltd.	3,500	118,737
Furukawa Battery Company, Ltd.	1,231	7,839
Furukawa Company, Ltd. (I)	26,000	28,895
Furukawa-Sky Aluminum Corp.	16,000	41,681
Fuso Pharmaceutical Industries, Ltd.	8,000	22,082
Futaba Corp.	5,657	97,675
Futaba Industrial Company, Ltd. (I)	5,600	38,050
Fuyo General Lease Company, Ltd.	3,700	108,632
Gakken Company, Ltd.	6,000	11,615
Gecoss Corp.	4,000	14,412
Geo Corp. (L)	68	72,073
GLOBERIDE, Inc.	10,000	10,956
GMO Internet, Inc.	5,300	21,217
Godo Steel, Ltd.	12,000	24,090
Goldcrest Company, Ltd.	3,070	65,705
Green Hospital Supply, Inc.	2,100	24,115

117

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
GSI Creos Corp. (I)	11,000	$13,389
Gulliver International Company, Ltd.	480	21,855
Gun-Ei Chemical Industry Company, Ltd.	6,000	15,411
Gunze, Ltd.	21,000	73,776
H20 Retailing Corp.	18,000	125,182
Hakuto Company, Ltd.	1,500	12,995
Hakuyosha Company, Ltd.	5,000	13,613
Hamakyorex Company, Ltd.	1,300	32,590
Hanwa Company, Ltd.	32,000	121,599
Harashin Narus Holdings Company, Ltd.	2,000	25,718
Haruyama Trading Company, Ltd.	2,700	11,988
Hayashikane Sangyo Company, Ltd. (I)	4,000	3,919
Hazama Corp. (I)	10,600	8,487
Heiwa Corp.	6,400	90,012
Heiwa Real Estate Company, Ltd.	14,500	39,159
Heiwado Company, Ltd.	4,500	54,107
Hibiya Engineering, Ltd.	3,500	29,527
Higashi-Nippon Bank, Ltd.	17,000	30,633
Higo Bank, Ltd.	20,000	94,063
Hikari Tsushin, Inc.	4,600	97,611
Hioki Ee Corp.	400	7,767
HIS Company, Ltd.	3,300	65,984
Hisaka Works, Ltd.	3,000	34,380
Hitachi Cable, Ltd.	30,000	79,226
Hitachi Koki Company, Ltd.	8,700	74,192
Hitachi Kokusai Electric, Inc.	10,000	91,535
Hitachi Medical Corp.	2,000	15,462
Hitachi Tool Engineering, Ltd.	2,500	26,916
Hitachi Zosen Corp. (L)	91,000	126,996
Hodogaya Chemical Company, Ltd.	5,000	17,745
Hogy Medical Company, Ltd.	2,500	110,680
Hokkaido Gas Company, Ltd.	2,000	5,734
Hokkan Holdings, Ltd.	7,000	18,736
Hokuetsu Bank, Ltd.	22,000	40,221
Hokuetsu Paper Mills, Ltd.	18,000	94,557
Hokuriku Electric Industry Company, Ltd.	7,000	13,049
Hokuto Corp.	4,200	94,150
Honeys Company, Ltd.	1,230	17,402
Horiba, Ltd.	3,992	106,379
Hoshizaki Electric Company, Ltd.	3,800	66,755
Hosiden Corp.	8,600	86,735
Howa Machinery, Ltd. (I)	20,000	18,641
Hyakujushi Bank, Ltd.	11,000	39,625
I Metal Technology Company, Ltd. (I)	4,000	6,739
IBJ Leasing Company, Ltd.	2,900	67,368
Ichibanya Company, Ltd.	700	18,709
Ichikoh Industries, Ltd. (I)	6,000	12,241
Ichiyoshi Securities Company, Ltd.	4,500	29,468
ICOM, Inc.	1,000	24,904
IDEC Corp.	2,900	23,571
Ihara Chemical Industry Company, Ltd.	7,000	19,773
Iida Home Max	5,600	53,467
Iino Kaiun Kaisha, Ltd.	12,400	54,085
Ikyu Corp.	35	16,303
Imasen Electric Industrial	1,300	17,445
Imperial Hotel, Ltd.	2,200	49,514
Inaba Denki Sangyo Company, Ltd.	3,100	76,573
Inaba Seisakusho Company, Ltd.	1,900	16,220
Inabata & Company, Ltd.	4,400	22,299
Inageya Company, Ltd.	6,000	61,706
Ines Corp.	3,700	22,593
Intage, Inc.	600	11,371
Inui Steamship Company, Ltd.	2,300	13,715
Invoice, Inc. (I)	1,133	15,393
Ise Chemical Corp.	3,000	19,130

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Iseki & Company, Ltd. (I)(L)	21,000	$52,448
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	27,171
Ishii Hyoki Company, Ltd.	1,000	8,969
IT Holdings Corp.	8,600	101,433
ITC Networks Corp.	4,500	22,315
Itochu Enex Company, Ltd.	9,000	41,651
Itochu-Shokuhin Company, Ltd.	600	18,927
Itoham Foods, Inc.	24,000	77,431
Itoki Corpitoki Corp.	4,300	10,924
Iwai Securities Company, Ltd.	1,500	9,478
Iwasaki Electric Company, Ltd. (I)	6,000	11,113
Iwatani International Corp.	26,000	73,944
Izumi Company, Ltd.	3,700	50,014
Izumiya Company, Ltd.	7,773	29,069
J-Oil Mills, Inc.	13,000	34,902
Jalux, Inc. (I)	1,500	11,297
Jamco Corp.	3,000	18,405
Japan Airport Terminal Company, Ltd.	5,800	85,316
Japan Aviation Electronics Industry, Ltd.	6,000	43,450
Japan Cash Machine Company, Ltd.	1,800	12,862
Japan Digital Laboratory Company, Ltd.	2,400	24,147
Japan Pulp & Paper Company, Ltd.	14,000	44,647
Japan Pure Chemical Company, Ltd.	6	17,265
Japan Transcity Corp., Ltd.	8,000	24,914
Japan Vilene Company, Ltd.	3,000	14,339
Japan Wool Textile Company, Ltd.	10,000	75,925
Jastec Company, Ltd.	2,100	11,911
Jeol, Ltd.	8,000	26,582
JFE Shoji Holdings, Inc.	22,000	89,647
JK Holdings Company, Ltd.	3,600	17,092
Joban Kosan Company, Ltd.	8,000	11,246
Joshin Denki Company, Ltd.	7,000	65,159
JSP Corp.	2,800	36,795
Juki Corp. (I)	19,000	33,604
Juroku Bank, Ltd.	40,000	115,415
JVC KENWOOD Holdings, Ltd. (I)(L)	6,428	26,154
K’s Holding Corp.	3,100	80,717
kabu.com Securities Company, Ltd.	8,500	32,198
Kabuki-Za Company, Ltd.	1,000	41,386
Kadokawa Holdings, Inc.	3,000	73,130
Kaga Electronics Company, Ltd.	2,700	30,328
Kagoshima Bank, Ltd.	5,000	30,471
Kakaku.com, Inc.	28	136,843
Kaken Pharmaceutical Company, Ltd.	7,000	76,701
Kameda Seika Company, Ltd.	1,900	37,066
Kamei Corp.	3,000	12,816
Kanaden Corp.	4,000	22,496
Kanagawa Chuo Kotsu Company, Ltd.	6,000	28,806
Kanamoto Company, Ltd.	3,000	15,865
Kandenko Company, Ltd.	7,000	42,325
Kanematsu Corp. (I)	37,000	31,834
Kanematsu Electronics, Ltd.	2,300	21,876
Kanto Auto Works, Ltd.	9,600	69,518
Kanto Denka Kogyo Company, Ltd.	5,000	36,328
Kanto Natural Gas Development, Ltd.	4,000	20,170
Kanto Tsukuba Bank, Ltd. (I)	8,000	24,568
Kappa Create Company, Ltd.	2,600	57,942
Kasai Kogyo Co., Ltd.	1,000	4,640
Kasumi Company, Ltd.	5,100	26,243
Katakura Industries Company, Ltd.	3,100	28,301
Kato Sangyo Company, Ltd.	3,100	46,879
Kato Works Company, Ltd.	5,000	10,186
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	21,820
Kawasumi Laboratories, Inc.	2,000	11,866

118

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kayaba Industry Company, Ltd.	21,000	$138,682
Keihanshin Real Estate Company, Ltd.	2,800	12,078
Keihin Company, Ltd.	10,000	10,390
Keihin Corp.	4,100	89,465
Keiyo Company, Ltd. (L)	4,600	22,536
Kenedix, Inc. (I)	332	78,633
Kentucky Fried Chicken Japan, Ltd.	1,000	21,694
KEY Coffee, Inc.	2,000	34,198
Kimoto Company, Ltd.	3,400	27,710
Kimura Chemical Plants Company, Ltd.	1,900	12,445
Kinki Nippon Tourist Company, Ltd. (I)	12,000	10,596
Kinki Sharyo Company, Ltd.	3,000	14,585
Kintetsu World Express, Inc.	2,000	51,120
Kisoji Company, Ltd.	2,800	54,101
Kissei Pharmaceutical Company, Ltd.	5,100	92,515
Kita-Nippon Bank, Ltd.	900	20,541
Kitagawa Iron Works Company, Ltd. (I)	12,000	20,649
Kitano Construction Corp.	8,000	19,650
Kitz Corp.	11,800	51,044
Kiyo Holdings, Inc.	71,395	92,677
Koa Corp.	4,200	41,607
Koatsu Gas Kogyo Company, Ltd.	3,000	16,311
Kohnan Shoji Company, Ltd.	3,300	36,436
Koike Sanso Kogyo Company, Ltd.	5,000	12,666
Kokuyo Company, Ltd.	11,973	91,995
Komatsu Seiren Company, Ltd.	1,000	3,943
Komatsu Wall Industry Company, Ltd.	1,200	10,296
Komeri Company, Ltd.	4,800	99,902
Komori Corp.	9,724	98,420
Konaka Company, Ltd. (I)	4,600	13,577
Kondotec, Inc.	1,600	10,769
Konishi Company, Ltd.	2,600	29,027
Kosaido Company, Ltd. (I)	2,300	3,538
Kose Corp.	2,500	56,979
Kosei Securities Company, Ltd.	10,000	9,427
Kourakuen Corp.	500	6,942
Kumagai Gumi Company, Ltd. (I)	18,000	13,766
Kumiai Chemical Industry Company, Ltd.	4,000	12,870
Kura Corp.	2,000	31,999
Kurabo Industries, Ltd.	18,000	30,925
Kureha Corp.	16,000	90,126
Kuroda Electric Company, Ltd.	3,600	43,758
Kyoden Company, Ltd.	7,000	10,274
Kyodo Printing Company, Ltd.	9,000	19,412
Kyoei Steel, Ltd.	3,800	52,084
Kyoei Tanker Company, Ltd.	5,000	9,904
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	13,082
Kyokuto Securities Company, Ltd.	4,500	35,036
Kyokuyo Company, Ltd.	11,000	22,713
Kyorin Company, Ltd.	8,000	127,485
Kyoritsu Maintenance Company, Ltd.	1,500	20,684
Kyosan Electric Manufacturing Company, Ltd.	8,000	34,127
Kyoto Kimono Yuzen Company, Ltd.	1,500	15,741
Kyowa Exeo Corp.	13,600	121,074
Kyowa Leather Cloth Company, Ltd.	200	705
Kyudenko Corp.	5,000	29,203
Laox Company, Ltd. (I)	24,000	19,789
Leopalace21 Corp. (I)(L)	15,200	27,427
Life Corp.	5,600	80,970
Livedoor Auto Company, Ltd. (I)	29,500	10,575
Macnica, Inc.	1,200	27,096
Macromill, Inc.	10	18,582
Maeda Corp.	18,000	53,855
Maeda Road Construction Company, Ltd.	7,000	51,419
Maezawa Kasei Industries Company, Ltd.	2,000	16,327

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Maezawa Kyuso Industries Company, Ltd.	1,600	$18,056
Makino Milling Machine Company, Ltd. (I)	15,575	114,654
Mandom Corp.	2,970	76,409
Mars Engineering Corp.	1,500	23,744
Marubun Corp.	2,200	11,364
Marudai Food Company, Ltd.	13,000	38,369
Maruei Department Store Company, Ltd. (I)	7,000	7,100
Maruetsu, Inc.	7,000	25,512
Maruha Group, Inc.	46,815	74,293
Marusan Securities Company, Ltd.	6,861	38,944
Maruwa Company, Ltd.	800	19,781
Maruyama Manufacturing Company, Inc.	7,000	13,826
Maruzen Showa Unyu Company, Ltd.	7,000	20,995
Maspro Denkoh Corp.	1,900	15,541
Matsuda Sangyo Company, Ltd.	2,020	32,056
Matsuya Company, Ltd. (I)	3,300	22,280
Matsuya Foods Company, Ltd.	400	6,118
Max Company, Ltd.	9,000	93,173
Maxvalu Tokai Company, Ltd.	2,000	24,632
MEC Company, Ltd.	2,400	10,840
Megachips Corp.	1,900	33,466
Megane Top Company, Ltd.	3,000	28,607
Megmilk Snow Brand Company, Ltd.	7,600	128,846
Meidensha Corp. (L)	17,086	72,893
Meiji Shipping Company, Ltd.	3,900	15,380
Meiko Network Japan Company, Ltd.	900	7,370
Meitec Corp. (I)	4,000	89,812
Meito Sangyo Company, Ltd.	900	11,711
Meiwa Estate Company, Ltd. (I)	3,300	18,021
Melco Holdings, Inc.	2,300	76,301
Michinoku Bank, Ltd.	16,000	28,678
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	34,862
Mikuni Corp. (I)	1,000	1,869
Milbon Company, Ltd.	1,000	28,576
Mimasu Semiconductor
Industry Company, Ltd.	2,100	20,578
Minato Bank, Ltd.	28,000	44,499
Ministop Company, Ltd.	1,900	27,789
Mirait Holdings Corp. (I)	6,980	47,957
Misawa Homes Company, Ltd. (I)	1,200	5,707
Mitani Corp.	2,500	18,462
Mito Securities Company, Ltd.	6,000	9,582
Mitsuba Corp. (I)	2,000	15,284
Mitsubishi Kakoki Kaisha, Ltd.	7,000	13,802
Mitsubishi Paper Mills, Ltd. (I)	29,387	32,307
Mitsubishi Pencil Company, Ltd.	2,300	39,859
Mitsubishi Steel Manufacturing Company, Ltd.	20,000	51,623
Mitsuboshi Belting Company, Ltd.	9,000	49,039
Mitsui High-Tec, Inc. (I)	3,200	17,208
Mitsui Home Company, Ltd.	2,000	8,953
Mitsui Knowledge Industry Company, Ltd.	104	16,570
Mitsui Mining Company, Ltd.	27,500	47,651
Mitsui Sugar Company, Ltd.	17,000	62,105
Mitsui-Soko Company, Ltd.	11,000	41,653
Mitsumura Printing Company, Ltd.	4,000	12,162
Mitsuuroko Company, Ltd.	4,000	22,084
Miura Company, Ltd.	4,200	101,530
Miyazaki Bank, Ltd.	23,000	55,518
Miyoshi Oil & Fat Company, Ltd.	7,000	10,790
Mizuho Investors Securities Company, Ltd. (I)	64,000	59,522
Mizuno Corp.	16,000	69,694
Mochida Pharmaceutical Company, Ltd.	11,000	112,383
Modec, Inc.	4,100	68,666
Monex Group, Inc.	149	39,741
Mori Seiki Company, Ltd.	14,600	150,041

119

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Morinaga & Company, Ltd.	33,000	$73,739
Morinaga Milk Industry Company, Ltd.	24,000	93,092
Morita Corp.	3,000	16,787
MOS Food Services, Inc.	3,600	63,080
Moshi Moshi Hotline, Inc.	3,750	85,664
Mr. Max Corp.	3,200	10,630
Musashi Seimitsu Industry Company, Ltd.	4,000	98,055
Musashino Bank, Ltd.	5,600	158,191
Mutoh Holdings Company, Ltd. (I)	8,000	17,112
Nachi-Fujikoshi Corp. (I)	29,000	88,023
Nagaileben Company, Ltd.	700	16,233
Nagano Bank, Ltd.	2,000	3,776
Nagatanien Company, Ltd.	2,000	19,859
Nakamuraya Company, Ltd.	6,000	29,037
Nakayama Steel Works, Ltd. (I)	11,000	13,802
NEC Fielding, Ltd.	1,900	21,692
NEC Leasing, Ltd.	2,000	25,428
NEC Mobiling, Ltd.	1,200	30,939
NEC Networks & System Integration Corp.	4,200	49,535
Net One Systems Company, Ltd.	70	91,677
Neturen Company, Ltd.	4,500	33,501
New Tachikawa Aircraft Company, Ltd.	700	36,133
Nice Corp.	4,000	8,078
Nichia Steel Works, Ltd.	4,000	9,166
Nichias Corp.	12,000	57,501
Nichicon Corp.	8,073	97,341
Nichiden Corp.	600	16,884
Nichiha Corp.	3,100	23,930
Nichii Gakkan Company, Ltd.	7,000	58,552
NICHIREI Corp.	31,000	132,247
Nichireki Company, Ltd.	1,000	3,717
Nidec Copal Corp.	1,800	29,726
Nidec Copal Electronics Corp.	2,600	19,073
Nidec Sankyo Corp.	7,000	54,706
Nidec Tosok Corp.	3,000	32,568
Nifco, Inc.	7,104	187,099
Nifty Corp.	3	2,882
Nihon Chouzai Company, Ltd.	540	18,528
Nihon Dempa Kogyo Company, Ltd.	2,000	33,986
Nihon Eslead Corp.	2,000	16,777
Nihon Kohden Corp.	7,000	135,846
Nihon M&A Center, Inc.	4	14,632
Nihon Nohyaku Company, Ltd.	3,000	14,345
Nihon Parkerizing Company, Ltd.	7,000	91,600
Nihon Unisys, Ltd.	10,725	71,000
Nihon Yamamura Glass Company, Ltd.	13,000	31,690
Nikkiso Company, Ltd.	11,000	89,149
Nikko Company, Ltd.	5,000	16,490
Nippo Corp.	9,000	58,380
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	35,804
Nippon Carbon Company, Ltd.	13,000	37,594
Nippon Ceramic Company, Ltd.	2,500	36,990
Nippon Chemi-Con Corp. (I)	13,271	56,804
Nippon Chemical Industrial Company, Ltd.	8,000	17,781
Nippon Chemiphar Company, Ltd.	5,000	15,355
Nippon Denko Company, Ltd.	8,000	59,080
Nippon Densetsu Kogyo Company, Ltd.	7,000	65,076
Nippon Denwa Shisetsu Company, Ltd.	6,000	18,174
Nippon Felt Company, Ltd.	2,700	12,550
Nippon Filcon Company, Ltd.	3,100	15,225
Nippon Fine Chemical Company, Ltd.	3,000	17,279
Nippon Flour Mills Company, Ltd.	18,000	82,593
Nippon Gas Company, Ltd.	4,800	61,561
Nippon Kanzai Company, Ltd.	800	12,456

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Kasei Chemical Company, Ltd.	9,000	$21,294
Nippon Koei Company, Ltd.	9,000	24,587
Nippon Konpo Unyu Soko Company, Ltd.	11,000	117,789
Nippon Light Metal Company, Ltd. (I)	64,000	114,241
Nippon Metal Industry Company, Ltd. (I)	16,000	20,458
Nippon Parking Development Company, Ltd.	293	13,048
Nippon Piston Ring Company, Ltd. (I)	13,000	32,313
Nippon Road Company, Ltd.	8,000	18,047
Nippon Seiki Company, Ltd.	7,000	70,682
Nippon Seisen Company, Ltd.	7,000	35,885
Nippon Sharyo, Ltd.	11,000	49,293
Nippon Shinyaku Company, Ltd.	8,000	104,293
Nippon Signal Company, Ltd.	9,100	63,606
Nippon Soda Company, Ltd.	21,000	83,818
Nippon Steel Trading Company., Ltd.	14,000	39,984
Nippon Suisan Kaisha, Ltd.	28,165	82,377
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	52,181
Nippon System Development Company, Ltd.	6,015	62,021
Nippon Thompson Company, Ltd.	7,000	50,974
Nippon Valqua Industries, Ltd.	11,000	31,493
Nippon Yakin Kogyo Company, Ltd. (I)	9,500	26,565
Nippon Yusoki Company, Ltd.	5,000	11,930
Nipro Corp.	7,200	140,428
Nishimatsu Construction Company, Ltd.	30,000	37,283
Nishimatsuya Chain Company, Ltd.	9,600	92,345
Nissan Shatai Company, Ltd.	15,277	120,667
Nissei Corp.	3,000	21,325
Nissen Holdings Company, Ltd.	4,600	20,254
Nissha Printing Company, Ltd.	300	6,573
Nisshin Fudosan Company, Ltd.	3,000	20,380
Nisshin Oillio Group, Ltd.	15,000	66,140
Nissin Corp.	11,000	27,033
Nissin Electric Company, Ltd.	4,000	19,741
Nissin Kogyo Company, Ltd.	7,300	124,135
Nissui Pharmaceutical Company, Ltd.	2,600	20,801
Nitta Corp.	3,100	53,195
Nittan Valve Company, Ltd.	4,000	13,240
Nittetsu Mining Company, Ltd.	7,000	25,712
Nitto Boseki Company, Ltd.	25,229	60,900
Nitto Kogyo Corp.	3,600	37,125
Nitto Kohki Company, Ltd.	1,700	41,745
Nitto Seiko Company, Ltd.	4,000	12,214
Noevir Company, Ltd.	500	5,664
NOF Corp.	29,000	125,954
Nohmi Bosai, Ltd.	2,000	11,346
Noritake Company, Ltd.	18,000	56,227
Noritsu Koki Company, Ltd. (I)	2,000	11,639
Noritz Corp.	2,700	42,071
NS Solutions Corp.	3,000	58,413
OBIC Business Consultants, Ltd.	650	30,444
Oenon Holdings, Inc.	4,000	9,261
Ogaki Kyoritsu Bank, Ltd.	31,000	86,681
Ohara, Inc.	2,000	25,283
Oiles Corp.	4,427	72,739
Oita Bank, Ltd.	21,000	71,266
Okabe Company, Ltd.	4,800	20,050
Okamoto Industries, Inc.	7,000	29,109
Okamura Corp.	13,000	72,145
Okasan Holdings, Inc.	28,000	99,040
Oki Electric Industry Company, Ltd. (I)	83,000	71,412
Okinawa Electric Power Company, Inc.	3,000	136,399
OKK Corp. (I)	10,000	14,285
OKUMA Corp. (I)	15,382	102,938
Okumura Corp.	25,000	90,383

120

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Okura Industrial Company, Ltd. (I)	8,000	$20,171
Okuwa Company, Ltd.	3,000	29,610
OMC Card, Inc. (I)	31,555	53,421
ONO Sokki Company, Ltd.	4,000	11,593
Onoken Company, Ltd.	1,400	11,259
Onward Kashiyama Company, Ltd.	18,000	152,789
Optex Company, Ltd.	400	5,377
Organo Corp.	3,000	20,789
Osaka Organic Chemical Industry, Ltd.	3,200	18,564
Osaka Steel Company, Ltd.	2,500	37,104
Osaki Electric Company, Ltd.	3,000	22,895
OSG Corp.	7,700	81,894
Oyo Corp.	2,400	18,584
Pacific Golf Group International Holdings KK	68	43,797
Pacific Industrial Company, Ltd.	4,000	19,119
Pal Company, Ltd.	950	33,670
PanaHome Corp.	11,000	64,048
Panasonic Electric Works Information
Systems Company, Ltd.	500	13,335
Paramount Bed Company, Ltd.	2,500	64,378
Parco Company, Ltd.	7,200	59,709
Paris Miki, Inc.	2,800	23,856
Pasco Corp.	4,000	11,472
Pasona Group, Inc.	31	22,173
Penta-Ocean Construction Company, Ltd.	23,000	35,455
PIA Corp. (I)	1,300	12,082
Pigeon Corp.	2,731	91,436
Pilot Corp.	22	36,279
Piolax, Inc.	1,000	20,817
Pioneer Corp. (I)	19,200	74,611
Plenus Company, Ltd.	2,800	40,426
Point, Inc.	2,780	122,307
Press Kogyo Company, Ltd. (I)	8,000	33,556
Prima Meat Packers, Ltd.	14,000	15,390
Pronexus, Inc.	3,500	16,143
PS Mitsubishi Construction Company, Ltd. (I)	4,200	11,393
Raito Kogyo Company, Ltd.	7,600	16,594
Rasa Industries, Ltd. (I)	10,000	8,245
Resorttrust, Inc.	5,800	90,584
Rhythm Watch Company, Ltd.	14,000	22,380
Ricoh Leasing Company, Ltd.	3,200	82,213
Right On Company, Ltd.	1,800	7,732
Riken Corp.	11,000	41,593
Riken Keiki Company, Ltd.	2,500	17,834
Riken Technos Corp.	8,000	23,197
Riken Vitamin Company, Ltd.	2,000	56,935
Ringer Hut Company, Ltd.	1,700	19,508
Risa Partners, Inc. (L)	34	14,456
Riso Kagaku Corp.	2,000	31,724
Riso Kyoiku Company, Ltd.	338	15,812
Rock Field Company, Ltd.	1,000	14,614
Rohto Pharmaceutical Company, Ltd.	4,000	43,796
Roland Corp.	2,500	26,936
Round One Corp. (L)	9,000	45,707
Royal Holdings Company, Ltd.	3,300	34,553
Ryobi, Ltd. (I)	18,000	73,348
Ryoden Trading Company, Ltd.	4,000	22,009
Ryohin Keikaku Company, Ltd.	3,500	136,970
Ryosan Company, Ltd.	5,929	142,758
Ryoshoku, Ltd.	1,000	20,780
Ryoyo Electro Corp.	3,200	31,081
Sagami Chain Company, Ltd. (I)	2,000	11,989
Saibu Gas Company, Ltd.	38,000	92,573
Saizeriya Company, Ltd.	3,900	71,043
Sakai Chemical Industry Company, Ltd.	14,000	58,217

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sakata INX Corp.	5,000	$21,952
Sakata Seed Corp.	5,400	68,005
Sala Corp.	4,500	23,283
San-A Company, Ltd.	1,100	39,827
San-Ai Oil Company, Ltd.	6,000	26,169
Sanden Corp.	11,000	37,980
Sanei-International Company, Ltd.	1,700	19,483
Sangetsu Company, Ltd.	3,900	80,808
Sankei Building Company, Ltd.	3,300	17,751
Sanken Electric Company, Ltd.	11,437	48,519
Sanki Engineering Company, Ltd.	9,000	55,923
Sankyo Seiko Company, Ltd.	7,700	24,353
Sankyo-Tateyama Holdings, Inc. (I)	32,000	37,474
Sankyu, Inc.	41,000	161,678
Sanoh Industrial Company, Ltd.	4,600	37,103
Sanrio Company, Ltd. (L)	5,500	133,678
Sanshin Electronics Company, Ltd.	3,600	28,052
Sanwa Shutter Corp.	26,124	77,730
Sanyo Chemical Industries, Ltd.	10,000	71,624
Sanyo Denki Company, Ltd.	6,000	28,286
Sanyo Shokai, Ltd.	10,000	40,335
Sanyo Special Steel Company, Ltd.	16,648	85,774
Sasebo Heavy Industries Company, Ltd.	13,000	24,477
Sato Corp.	3,000	35,992
Satori Electric Company, Ltd.	2,400	16,261
Sawai Pharmaceutical Company, Ltd.	1,300	110,892
Seibu Electric Industry Company, Ltd.	3,000	10,860
Seika Corp.	11,000	26,907
Seikagaku Corp.	5,700	58,836
Seiko Holdings Corp. (I)	11,000	39,040
Seino Holdings Company, Ltd.	8,000	50,188
Seiren Company, Ltd.	7,000	46,149
Sekisui Jushi Corp.	4,000	37,460
Sekisui Plastics Company, Ltd.	5,000	19,537
Senko Company, Ltd.	9,000	25,877
Senshu Electric Company, Ltd.	1,500	13,851
Senshukai Company, Ltd.	4,500	25,900
Shibaura Mechatronics Corp. (I)	5,000	16,491
Shibusawa Warehouse Company, Ltd.	6,000	20,405
Shibuya Kogyo Company, Ltd.	3,300	31,061
Shikibo, Ltd.	11,000	15,511
Shikoku Bank, Ltd.	29,000	83,515
Shikoku Chemicals Corp.	5,000	26,914
Shima Seiki Manufacturing, Ltd.	4,700	102,778
Shimachu Company, Ltd.	5,800	115,265
Shimizu Bank, Ltd.	1,100	45,800
Shimojima Company, Ltd.	1,000	12,606
Shin Nippon Air Technologies Company, Ltd.	3,100	17,455
Shin-Etsu Polymer Company, Ltd.	5,300	28,880
Shin-Keisei Electric Railway Company, Ltd.	4,000	16,575
Shin-Kobe Electric Machinery Company, Ltd.	2,000	21,509
Shinagawa Refractories Company, Ltd.	5,000	12,966
Shindengen Electric Manufacturing
Company, Ltd. (I)	7,000	31,369
Shinkawa, Ltd.	1,700	17,735
Shinko Electric Company, Ltd.	14,000	30,113
Shinko Plantech Company, Ltd.	4,800	39,595
Shinko Shoji Company, Ltd.	2,700	20,455
Shinmaywa Industries, Ltd.	13,000	52,040
Shinnihon Corp.	8,000	19,215
Shinsho Corp.	7,000	15,519
Shinwa Kaiun Kaisha, Ltd.	11,000	27,341
Shiroki Corpshiroki Corp.	19,000	60,167
Shizuki Electric Company, Inc.	3,000	10,754
Shizuoka Gas Company, Ltd.	9,500	51,036

121

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SHO-BOND Holdings Company, Ltd.	4,000	$79,796
Shobunsha Publications, Inc.	2,400	16,520
Shochiku Company, Ltd.	14,000	84,920
Shoko Company, Ltd.	11,000	16,299
Showa Aircraft Industry Company, Ltd.	3,000	21,150
Showa Corp. (I)	4,900	33,025
Showa Sangyo Company, Ltd.	13,000	34,330
Siix Corp.	2,100	22,234
Simplex Technology, Inc.	31	14,855
Sinanen Company, Ltd.	5,000	19,432
Sintokogio, Ltd.	8,000	62,234
Sky Perfect JSAT Corp. (L)	218	73,433
SMK Corp.	6,000	27,942
So-net Entertainment Corp.	26	72,062
So-net M3, Inc.	21	105,894
Sodick Company Ltd. (I)	4,200	16,909
Sogo Medical Company, Ltd.	900	22,695
Sohgo Security Services Company, Ltd.	12,500	131,594
Space Company, Ltd.	2,700	17,485
SRI Sports, Ltd.	1	1,052
ST Chemical Company, Ltd.	1,100	12,147
St. Marc Holdings Company, Ltd.	1,100	40,618
Star Micronics Company, Ltd.	5,100	50,401
Starzen Company, Ltd.	9,000	24,197
Stella Chemifa Corp.	900	36,029
Sugi Pharmacy Company, Ltd.	3,200	71,886
Sumida Corp.	2,600	25,974
Sumikin Bussan Corp.	10,000	20,951
Sumiseki Holdings, Inc. (I)	9,800	8,431
Sumisho Computer Systems Corp.	3,700	53,941
Sumitomo Bakelite Company, Ltd.	24,000	124,468
Sumitomo Densetsu Company, Ltd.	4,300	16,421
Sumitomo Light Metal Industries, Ltd. (I)	35,000	38,060
Sumitomo Mitsui Company, Ltd. (I)	31,300	23,563
Sumitomo Osaka Cement Company, Ltd.	44,000	97,272
Sumitomo Pipe & Tube Company, Ltd.	4,100	25,819
Sumitomo Precision Products Company, Ltd.	4,000	16,556
Sumitomo Real Estate Sales Company, Ltd.	1,690	73,308
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,964
Sumitomo Warehouse Company, Ltd.	14,952	76,827
Sunx, Ltd.	6,100	33,254
SWCC Showa Holdings Company, Ltd. (I)	34,000	34,129
SxL Corp. (I)	10,000	5,497
SystemPro Company, Ltd.	49	45,847
T Rad Company, Ltd.	4,000	13,739
T. Hasegawa Company, Ltd.	2,900	44,470
Tachi-S Company, Ltd.	3,100	47,860
Tachibana Eletech Company, Ltd.	1,700	12,290
Tact Home Company, Ltd.	17	16,211
Tadano, Ltd.	17,000	78,210
Taihei Dengyo Kaisha, Ltd.	4,000	30,208
Taihei Kogyo Company, Ltd.	11,000	47,977
Taiheiyo Cement Corp. (I)	68,000	83,267
Taiho Kogyo Company, Ltd.	2,900	24,015
Taikisha, Ltd.	5,800	93,208
Taiyo Ink Manufacturing Company, Ltd.	2,500	72,135
Takamatsu Corp.	1,900	24,709
Takano Company, Ltd.	2,000	10,181
Takaoka Electric
Manufacturing Company, Ltd.	8,000	32,026
Takara Holdings, Inc.	12,000	70,265
Takara Standard Company, Ltd.	15,000	94,640
Takasago International Corp.	12,000	69,135
Takasago Thermal Engineering Company, Ltd.	10,200	77,154
Takihyo Company, Ltd.	1,000	4,493

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takiron Company, Ltd.	7,000	$22,383
Takisawa Machine Tool Company, Ltd. (I)	3,000	3,370
Takuma Company, Ltd. (I)	10,000	27,245
Tamron Company, Ltd.	1,300	25,322
Tamura Corp.	7,000	18,821
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	18,067
Tayca Corp.	1,000	3,221
Teac Corp. (I)	35,000	17,984
Tecmo Koei Holdings Company, Ltd.	5,200	33,119
Teikoku Electric Manufacturing Company, Ltd.	700	13,191
Teikoku Piston Ring Company, Ltd.	2,700	24,618
Teikoku Tsushin Kogyo Company, Ltd.	6,000	13,524
Tekken Corp. (I)	14,000	12,714
Telepark Corp.	28	42,535
Temp Holdings Company, Ltd.	2,600	22,525
Tenma Corp.	2,100	21,762
The Chiba Kogyo Bank, Ltd. (I)	3,500	17,942
The Fuji Fire & Marine Insurance
Company, Ltd (I)	32,000	42,063
The Hokkoku Bank, Ltd. (L)	40,000	139,009
The Hyakugo Bank, Ltd.	29,000	112,481
The Mie Bank, Ltd.	12,000	30,113
The Pack Corp.	1,500	26,348
The San-in Godo Bank, Ltd.	21,000	138,769
The Yachiyo Bank, Ltd.	200	4,443
Tigers Polymer Corp.	2,000	7,803
TKC Corp.	2,100	39,797
TOA Corp.	22,000	24,682
TOA Oil Company, Ltd.	14,000	17,231
Toagosei Company, Ltd.	29,000	124,881
Tobishima Corp. (I)	48,000	14,293
Tobu Store Company, Ltd.	8,000	22,071
TOC Company, Ltd.	11,400	47,733
Tocalo Company, Ltd.	1,300	21,858
Tochigi Bank, Ltd.	16,000	77,050
Toda Corp.	39,000	137,014
Toda Kogyo Corp.	5,000	42,183
Toei Company, Ltd.	6,000	25,631
Toenec Corp.	5,000	25,273
Toho Bank, Ltd.	28,000	81,677
Toho Company, Ltd.	6,000	20,800
Toho Holdings Company, Ltd.	7,300	90,890
Toho Zinc Company, Ltd.	12,000	54,637
Tohoku Bank, Ltd.	9,000	14,361
Tohto Suisan Company, Ltd.	5,000	7,289
Tokai Carbon Company, Ltd.	20,000	110,655
Tokai Corp.	4,000	15,465
Tokai Rubber Industries, Ltd.	7,400	86,836
Tokai Tokyo Securities Company, Ltd.	32,966	120,938
Token Corp.	970	30,484
Toko Electric Corp.	6,000	30,907
Toko, Inc. (I)	10,000	15,296
Tokushu Tokai Holdings Company, Ltd.	11,000	21,654
Tokyo Dome Corp.	17,000	43,676
Tokyo Energy & Systems, Inc.	3,000	17,601
Tokyo Individualized Educational
Institute, Inc.	2,600	8,140
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	9,440
Tokyo Ohka Kogyo Company, Ltd.	7,200	133,188
Tokyo Rakutenchi Company, Ltd.	6,000	21,294
Tokyo Rope Manufacturing Company, Ltd.	12,000	35,470
Tokyo Seimitsu Company, Ltd.	6,500	94,300
Tokyo Style Company, Ltd.	11,000	78,921
Tokyo Tatemono Company, Ltd.	4,000	15,679
Tokyo Tomin Bank, Ltd.	4,200	43,162

122

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyotokeiba Company, Ltd.	18,000	$26,241
Tokyu Community Corp.	1,300	36,008
Tokyu Construction Company, Ltd.	8,480	24,725
Tokyu Livable, Inc.	2,200	25,053
Tokyu Recreation Company, Ltd.	4,000	24,691
Toli Corp.	7,000	10,945
Tomato Bank, Ltd.	10,000	17,685
Tomen Electronics Corp.	900	10,931
Tomoe Corp.	4,400	13,806
Tomoe Engineering Company, Ltd.	400	5,282
Tomoku Company, Ltd.	11,000	27,560
TOMONY Holdings, Inc. (I)	14,000	48,048
Tomy Company, Ltd.	6,100	46,577
Topcon Corp.	8,200	46,054
Toppan Forms Company, Ltd.	7,900	75,078
Topre Corp.	5,000	34,772
Topy Industries, Ltd.	21,000	48,182
Tori Holdings Company, Ltd. (I)	7,300	1,739
Toridoll Corp.	22	29,653
Torigoe Company, Ltd.	2,300	20,118
Torii Pharmaceutical Company, Ltd.	1,700	33,188
Torishima Pump Manufacturing Company, Ltd.	2,300	40,238
Tosei Corp.	16	6,186
Toshiba Machine Company, Ltd.	15,000	68,653
Toshiba Plant Systems & Services Corp.	8,000	99,612
Toshiba TEC Corp.	17,000	70,994
Tosho Printing Company, Ltd. (I)	3,000	4,690
Totetsu Kogyo Company, Ltd.	4,000	25,208
Tottori Bank, Ltd.	11,000	22,740
Touei Housing Corptouei Housing Corp.	2,500	30,069
Towa Bank, Ltd.	28,000	25,094
Towa Pharmaceutical Company, Ltd.	1,500	83,788
Toyo Construction Company, Ltd.	33,000	17,351
Toyo Corp.	3,100	29,263
Toyo Electric Manufacturing Company, Ltd.	4,000	19,276
Toyo Engineering Corp.	25,000	85,494
Toyo Ink Manufacturing Company, Ltd.	30,000	134,434
Toyo Kanetsu KK	16,000	25,429
Toyo Kohan Company, Ltd.	9,000	47,106
Toyo Securities Company, Ltd.	7,000	10,791
Toyo Tanso Company, Ltd.	1,700	92,735
Toyo Tire & Rubber Company, Ltd.	22,000	47,584
Toyobo Company, Ltd.	71,064	119,492
Transcosmos, Inc.	3,700	31,878
Trusco Nakayama Corp.	4,000	61,965
TS Tech Company, Ltd.	6,600	120,276
Tsubakimoto Chain Company, Ltd.	19,000	89,912
Tsukishima Kikai Company, Ltd.	1,000	6,572
Tsuruha Holdings, Inc.	2,400	103,959
Tsurumi Manufacturing Company, Ltd.	3,000	17,663
Tsutsumi Jewelry Company, Ltd.	900	23,144
TV Asahi Corp.	4	5,564
U-Shin, Ltd.	6,300	49,839
Ube Material Industries, Ltd.	9,000	21,913
Uchida Yoko Company, Ltd.	5,000	18,324
ULVAC, Inc.	7,400	174,734
Uniden Corp. (I)	7,000	20,197
Union Tool Company, Ltd.	1,600	39,695
Unipres Corp.	4,300	75,536
United Arrows, Ltd.	2,400	34,012
Unitika, Ltd. (I)	42,000	35,634
Universe Company, Ltd.	900	12,426
Utoc Corp.	4,300	11,446
Valor Company, Ltd.	4,700	35,936
VANTEC Corp.	9	12,206

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Venture Link Company, Ltd. (I)	9,800	$819
Vital KSK Holdings, Inc.	7,700	53,869
Wacom Company, Ltd.	51	70,605
Wakachiku Construction Company, Ltd. (I)	17,000	8,728
Warabeya Nichiyo Company, Ltd.	1,500	17,243
Watabe Wedding Corp.	800	8,288
Watami Company, Ltd.	3,600	66,524
Weathernews, Inc.	800	12,512
Wood One Company, Ltd.	2,000	5,879
Xebio Company, Ltd.	4,700	94,164
Yahagi Construction Company, Ltd.	4,000	21,909
Yaizu Suisankagaku Industry Company, Ltd.	1,700	16,962
Yamagata Bank, Ltd.	29,000	129,034
Yamanashi Chuo Bank, Ltd.	25,255	103,644
Yamatane Corp.	13,000	16,000
Yamazen Corp.	7,500	33,519
Yaoko Company, Ltd.	800	21,700
Yasuda Warehouse Company, Ltd.	2,600	14,678
Yellow Hat, Ltd.	2,000	19,262
Yodogawa Steel Works, Ltd.	20,825	80,379
Yokogawa Bridge Corp.	3,000	18,283
Yokohama Reito Company, Ltd.	4,000	25,358
Yokowo Company, Ltd.	2,800	16,194
Yomeishu Seizo Company, Ltd.	3,000	27,925
Yomiuri Land Company, Ltd.	2,000	6,716
Yondenko Corp.	1,000	3,815
Yonekyu Corp.	3,000	22,200
Yorozu Corp.	1,600	26,098
Yoshinoya D&C Company, Ltd. (L)	69	81,499
Yuasa Funashoku Company, Ltd.	4,000	9,160
Yuasa Trading Company, Ltd. (I)	24,000	22,083
Yukiguni Maitake Company, Ltd.	600	3,812
Yurtec Corp.	5,000	17,147
Yusen Logistics Company, Ltd.	4,000	51,144
Yushin Precision Equipment Company, Ltd.	1,400	27,462
Yushiro Chemical Industry Company, Ltd.	1,100	13,986
Zenrin Company, Ltd.	2,900	30,217
Zensho Company, Ltd.	12,300	112,634
Zeria Pharmaceutical Company, Ltd.	3,000	35,489
Zuken, Inc.	2,300	15,556

		40,849,726
Liechtenstein - 0.03%
Liechtensteinische Landesbank AG	30	2,077
Verwaltungs & Privat Bank AG	503	58,356

		60,433
Luxembourg - 0.05%
Elcoteq SE (I)	353	540
Orco Property Group SA (I)	1,119	10,974
Regus PLC	62,639	74,356

		85,870
Malaysia - 0.02%
Samling Global, Ltd.	380,000	29,856
Monaco - 0.03%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	55,536
Netherlands - 2.04%
Aalberts Industries NV	14,763	258,346
Accell Group NV	775	35,348
AMG Advanced Metallurgical Group N.V. (I)	1,512	14,086
Arcadis NV	4,659	97,147
ASM International NV (I)	4,290	106,008
BE Semiconductor Industries NV (I)	9,412	50,989

123

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Beter Bed Holding NV	1,715	$46,286
BinckBank NV	1,233	17,942
Brit Insurance Holdings NV	8,566	137,474
Brunel International NV	2,644	84,449
Crown Van Gelder NV	152	1,302
Crucell NV (I)	5,477	170,763
Crucell NV, ADR (I)	1,501	46,996
CSM	12,001	363,541
Draka Holding NV (I)	3,561	88,202
Exact Holdings NV	1,691	43,502
Fornix Biosciences NV	1,231	3,441
Gamma Holding NV (I)	599	19,296
Grontmij NV	1,805	32,436
Imtech NV	9,405	317,010
KAS Bank NV	1,372	21,049
Kendrion NV (I)	951	16,368
Koninklijke BAM Groep NV	35,322	187,818
Koninklijke Ten Cate NV	2,968	100,297
Macintosh Retail Group NV	3,190	60,705
Mediq NV	4,752	80,121
Nederlandsche Apparatenfabriek NEDAP NV	441	12,671
Nutreco Holding NV	4,941	346,860
Ordina NV (I)	4,821	19,278
SBM Offshore NV	22,149	441,142
Sligro Food Group NV	4,030	119,594
SNS REAAL NV (I)	4,986	19,971
Telegraaf Media Groep NV	2,614	47,373
TKH Group NV	3,241	69,678
TomTom NV (I)	3,112	28,697
Unit 4 Agresso NV	2,949	81,095
USG People NV (I)	6,455	113,388
Wavin NV (I)	7,572	100,059

		3,800,728
New Zealand - 0.70%
Air New Zealand, Ltd.	34,980	35,853
Ebos Group, Ltd.	3,312	18,505
Fisher & Paykel Appliances Holdings, Ltd. (I)	50,069	20,845
Fisher & Paykel Healthcare Corp.	64,388	142,475
Freightways, Ltd.	13,503	30,987
Hallenstein Glasson Holdings, Ltd.	6,230	19,915
Infratil, Ltd.	69,504	97,158
Mainfreight, Ltd.	7,607	41,544
New Zealand Exchange, Ltd.	8,304	9,254
New Zealand Oil & Gas, Ltd.	43,599	29,801
New Zealand Refining Company, Ltd.	20,150	56,124
Nuplex Industries, Ltd.	22,627	55,737
PGG Wrightson, Ltd. (I)	49,994	17,089
Pike River Coal Company, Ltd. (I)	57,122	14,016
Port of Tauranga, Ltd.	15,938	87,647
Pumpkin Patch, Ltd. (L)	30,500	38,058
Rakon, Ltd. (I)	10,503	8,892
Ryman Healthcare, Ltd.	28,341	46,344
Sanford, Ltd.	6,681	23,346
Sky City Entertainment Group, Ltd.	110,681	257,221
Sky Network Television, Ltd.	33,191	127,741
Steel & Tube Holdings, Ltd.	7,400	11,962
Tower, Ltd.	17,022	24,933
Vector, Ltd.	43,347	78,193
Warehouse Group, Ltd.	2,819	7,847

		1,301,487
Norway - 0.94%
Acta Holding ASA (I)	30,000	11,116
Aktiv Kapital ASA (I)	3,800	27,465

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Birdstep Technology ASA (I)	6,000	$1,027
Blom AS (I)	7,600	3,789
BW Offshore, Ltd. (I)	58,362	131,789
BWG Homes ASA (I)	10,828	35,188
Camillo Eitzen & Company ASA (I)	5,800	9,323
Cermaq ASA (I)	5,902	78,523
Copeinca ASA	9,400	88,840
DNO International ASA (I)	5	6
DOF ASA (I)	6,333	44,320
EDB Business Partner ASA (I)	4,000	8,093
Eitzen Chemical ASA (I)	8,000	1,916
Ekornes ASA	3,813	87,161
Electromagnetic GeoServices ASA (I)	2,600	3,564
Eltek ASA (I)	14,600	7,194
Ementor ASA	10,153	82,097
Farstad Shipping ASA	4,400	111,832
Ganger Rolf ASA	1,427	31,898
Kongsberg Automotive Holding ASA (I)	59,856	37,439
Kverneland Gruppen ASA (I)	1,000	715
Leroy Seafood Group ASA	246	6,728
Nordic Semiconductor ASA (L)	28,917	115,455
Norse Energy Corp. ASA (I)(L)	42,880	9,664
Norske Skogindustrier ASA (I)	18,500	34,815
Norwegian Air Shuttle ASA (I)	2,792	53,924
Odfjell ASA (I)	6,307	43,265
Opera Software ASA	7,301	31,712
Panoro Energy ASA (I)	4,287	5,548
PhotoCure ASA (I)	1,408	9,737
Pronova Biopharma AS (I)	16,346	22,882
Q-Free ASA (I)	7,500	20,744
Scana Industrier ASA	15,396	16,358
Sevan Marine ASA (I)	36,322	35,695
Solstad Offshore ASA	3,000	49,140
Songa Offshore SE (I)	10,500	44,015
Sparebanken Midt-Norge ASA	13,729	114,929
Tomra Systems ASA	25,129	131,602
Veidekke ASA	14,364	110,277
Wilh Wilhelmsen Holding ASA, Class A	4,200	92,236

		1,752,021
Peru - 0.12%
Hochschild Mining PLC	26,736	218,441
Portugal - 0.33%
Altri SGPS SA (I)	9,087	37,017
Banco BPI SA (L)	39,413	71,033
BANIF SGPS SA	4,089	5,147
Finibanco Holding SGPS SA	7,634	19,224
Impresa SGPS SA (I)	13,622	23,884
Investimentos Participacoes e Gestao SA (I)(L)	31,635	15,689
Mota Engil	9,080	19,739
Novabase SGPS SA	2,054	7,841
Pararede SGPS SA (I)	10,834	4,917
Portucel - Empresa Produtora de Pasta e
Papel SA	30,403	89,168
Redes Energeticas Nacionais SA	6,644	21,316
Semapa-Sociedade de Investimento & Gestao	5,951	61,124
Sonae	84,965	82,041
Sonae Industria SGPS SA (I)	4,886	10,654
Sonaecom - SGPS SA (I)	12,082	19,650
Teixeira Duarte SA	37,298	32,421
Zon Multimedia SA	24,934	96,578

		617,443
Singapore - 1.55%
Allgreen Properties, Ltd.	164,000	142,732

124

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Asia Food & Properties, Ltd. (I)	280,000	$88,067
Baker Technology, Ltd.	101,000	28,710
Banyan Tree Holdings, Ltd. (I)	78,000	63,606
Biosensors International Group, Ltd. (I)	50,000	44,624
Bonvests Holdings, Ltd.	36,400	30,865
Boustead Singapore, Ltd.	7,000	5,942
Bukit Sembawang Estates, Ltd.	20,000	70,895
Cerebos Pacific, Ltd.	14,000	50,053
CH Offshore, Ltd.	50,000	17,614
China Aviation Oil Singapore Corp., Ltd.	60,000	69,466
China Merchants Holdings Pacific, Ltd.	41,000	21,785
Chip Eng Seng Corp., Ltd.	63,000	19,072
Chuan Hup Holdings, Ltd. (I)	78,000	12,711
Creative Technology, Ltd.	7,050	21,780
CSE Global, Ltd.	54,000	46,234
CWT, Ltd.	31,000	22,078
Ezion Holdings, Ltd.	55,000	27,645
Ezra Holdings, Ltd.	100,800	125,732
Falcon Energy Group, Ltd.	32,000	10,064
First Resources, Ltd.	66,000	69,921
Food Empire Holdings, Ltd.	43,800	14,243
Goodpack, Ltd. (I)	47,000	73,144
Guocoland, Ltd.	36,400	63,971
Healthway Medical Corp, Ltd.	299,000	32,812
Ho Bee Investment, Ltd.	71,000	83,798
Hong Fok Corp., Ltd. (I)	39,800	17,348
Hong Leong Asia, Ltd.	16,000	37,513
Hotel Plaza, Ltd.	30,000	36,577
Hotel Properties, Ltd.	27,100	58,445
HTL International Holdings, Ltd.	24,000	11,444
Hwa Hong Corp., Ltd.	55,000	22,907
Hyflux, Ltd.	54,000	128,904
Jaya Holdings, Ltd. (I)	57,000	31,009
Jurong Technologies Industrial Corp., Ltd. (I)	83,200	0
Keppel
Telecommunications & Transportation, Ltd.	15,000	15,363
Kim Eng Holdings, Ltd.	29,795	41,465
KS Energy Services, Ltd. (I)	22,000	16,983
Manhattan Resources, Ltd. (I)	34,000	26,276
Mcl Land, Ltd.	14,000	25,981
MediaRing, Ltd.	158,000	14,174
Mercator Lines Singapore, Ltd.	70,000	13,788
Metro Holdings, Ltd.	38,000	24,288
MFS Technology, Ltd. (I)	56,000	7,086
Midas Holdings, Ltd.	104,000	72,753
MobileOne, Ltd.	53,000	88,750
NatSteel, Ltd.	29,000	31,183
Oceanus Group, Ltd. (I)	142,000	31,095
Orchard Parade Holdings, Ltd.	18,000	21,117
Osim International, Ltd.	44,000	47,946
Otto Marine, Ltd.	149,000	37,667
Petra Foods, Ltd.	46,000	55,747
Raffles Education Corp., Ltd.	393,085	80,310
Raffles Medical Group, Ltd.	23,000	38,971
Rotary Engineering, Ltd.	37,000	26,875
SBS Transit, Ltd.	20,500	29,952
SC Global Developments, Ltd.	34,000	40,147
Sim Lian Group, Ltd.	63,000	21,454
Singapore Reinsurance Corp., Ltd.	47,000	9,789
Soilbuild Group Holdings, Ltd.	30,000	18,176
Stamford Land Corp., Ltd.	100,000	43,566
Super Coffeemix Manufacturing, Ltd.	35,000	33,380
Swiber Holdings, Ltd. (I)	83,000	60,868
Tat Hong Holdings, Ltd.	28,000	20,236
United Engineers, Ltd.	26,000	50,165

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
UOB-Kay Hian Holdings, Ltd.	37,000	$46,925
WBL Corp., Ltd.	14,000	42,765
Wing Tai Holdings, Ltd.	95,300	121,870
Yongnam Holdings, Ltd.	118,000	23,953

		2,882,775
South Africa - 0.08%
First Uranium Corp. (I)	25,500	35,025
Great Basin Gold, Ltd. (I)(L)	41,400	120,988
Platmin, Ltd. (I)	537	450

		156,463
Spain - 1.95%
Abengoa SA (I)	5,452	110,634
Adolfo Dominguez SA (I)	1,580	17,224
Amper SA (I)	2,602	9,657
Antena 3 de Television SA (I)	8,128	62,708
Avanzit SA (I)	25,467	13,451
Azkoyen SA (I)	2,428	5,846
Banco de Valencia SA (I)(L)	19,901	83,763
Banco Guipuzcoano SA (I)	11,143	50,408
Banco Pastor SA (L)	14,006	57,256
Bankinter SA	29,748	150,269
Baron de Ley SA (I)	517	29,218
Bolsas y Mercados Espanoles (L)	8,689	201,844
Caja de Ahorros del Mediterraneo	1,684	14,954
Campofrio Alimentacion SA (I)	2,513	22,685
Cementos Portland Valderrivas SA	1,810	28,158
Codere SA (I)	798	8,284
Construcciones & Auxiliar de Ferrocarriles SA	318	148,506
Corporacion Dermoestetica SA (I)	898	1,725
Duro Felguera SA	8,082	50,400
Ebro Puleva SA	12,956	254,912
Elecnor SA	5,244	65,762
Ercros SA (I)	14,570	12,982
Faes Farma SA	20,129	62,443
General de Alquiler de Maquinaria (I)	6,496	12,382
Gestevision Telecinco SA (L)	14,591	138,389
Grifols SA (L)	22,685	261,813
Grupo Catalana Occidente SA (I)	7,194	104,178
Grupo Empresarial Ence SA (I)	13,567	39,762
Iberpapel Gestion SA	1,271	21,074
Indra Sistemas SA	14,890	238,159
La Seda de Barcelona SA (I)	859,572	61,448
Laboratorios Almirall SA	5,422	43,603
Miquel y Costas SA	1,078	27,956
Natraceutical SA (I)	22,388	9,878
NH Hoteles SA (I)	13,111	51,359
Obrascon Huarte Lain SA	6,042	157,444
Papeles y Cartones de Europa SA (I)	5,226	21,671
Pescanova SA	658	20,570
Prim SA	1,511	9,590
Promotora de Informaciones SA (I)(L)	17,908	37,638
Prosegur Cia de Seguridad SA	2,960	165,430
Realia Business SA (I)	2,646	5,354
Service Point Solutions SA (I)	30,916	15,639
Sociedad Nacional Inds.	11,792	15,734
Sol Melia SA	6,841	53,892
SOS Cuetara SA (I)(L)	4,481	4,186
Tavex Algodonera SA (I)	8,440	4,137
Tecnicas Reunidas SA	3,090	167,329
Tecnocom (I)	4,417	11,688
Tubacex SA (I)	10,497	28,313
Tubos Reunidos SA (I)	9,612	19,964
Urbas Proyectos Urbanisticos SA (I)	10,449	611

125

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Vertice Trescientos Sesenta Grados (I)	1,265	$345
Vidrala SA	110	2,742
Vidrala SA	2,207	55,007
Viscofan SA	7,252	250,521
Vocento SA (I)	6,333	27,288
Vueling Airlines SA (I)	2,475	27,872
Zeltia SA (I)	18,631	59,244

		3,635,299
Sweden - 2.72%
AarhusKarlshamn AB	3,985	99,162
Acando AB	7,431	12,525
Active Biotech AB (I)	6,544	107,869
AddTech AB	3,143	74,201
Angpanneforeningen AB	4,594	82,994
Avanza Bank Holding AB	2,433	75,297
Axfood AB	4,116	139,604
Axis Communications AB	4,940	74,186
BE Group AB (I)	5,044	27,206
Beijer Alma AB	2,125	41,403
Beijer Electronics AB	232	5,644
Bergman & Beving AB	3,668	47,456
Betsson Abbetsson AB (I)	4,726	66,674
Bilia AB	4,374	73,990
Billerud Aktibolag AB	14,115	112,006
BioGaia AB	2,335	29,382
BioInvent International AB (I)	3,907	14,163
Biovitrum AB (I)	19,035	103,911
Bjoern Borg Abbjoern Borg AB	1,242	11,299
Bure Equity AB (I)	11,904	52,119
Cardo AB	2,290	90,114
Clas Ohlson AB (L)	5,692	86,646
Cloetta AB	6,455	35,794
Concordia Maritime AB	748	2,028
D Carnegie & Company AB (I)	52,789	0
Diamyd Medical AB (I)	1,643	28,675
Duni AB	1,441	14,185
East Capital Explorer AB (I)	1,176	12,669
Eniro AB (I)(L)	4,936	443
Etrion Corp. (I)	2,686	1,650
Fagerhult AB	600	12,312
G & L Beijer AB	2,000	62,184
Gunnebo AB (I)	11,783	78,625
Hakon Invest AB	2,736	44,924
Haldex AB (I)	13,150	160,266
Hexpol AB	718	13,556
HIQ International AB (I)	5,688	29,927
Hoganas AB	3,718	120,209
Holmen AB, Series B	1,237	36,742
HQ AB	1,886	1,268
Industrial & Financial Systems AB	3,313	45,479
Indutrade AB	2,469	70,266
Intrum Justitia AB	9,285	122,748
JM AB	14,111	278,236
KappAhl Holding AB	6,786	49,195
Lagercrantz AB	4,000	26,123
Lindab International AB (I)	9,627	123,953
Loomis AB	8,473	112,902
Lundin Petroleum AB (I)	11,768	115,748
Medivir AB (I)	2,195	40,479
Mekonomen AB	3,500	106,977
Micronic Laser Systems AB (I)	11,550	23,674
NCC AB	13,610	259,984
Net Entertainment Ne AB (I)	1,863	17,554
Net Insight AB (I)(L)	50,000	25,181

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
New Wave Group AB	6,000	$35,310
Nibe Industrier AB	12,042	151,944
Niscayah Group AB	23,554	42,381
Nobia AB (I)	25,872	197,663
Nolato AB	3,557	41,328
Nordnet AB (I)	5,328	16,657
OEM International AB	8,427	62,019
ORC Software AB	1,800	30,671
PA Resources AB (I)	78,665	66,099
Peab AB	21,831	154,392
Proffice AB	10,000	38,674
Q-Med AB	7,472	66,979
Rezidor Hotel Group AB (I)	13,763	76,303
RNB Retail & Brands AB (I)	17,418	17,821
SAS AB (I)(L)	12,629	40,566
Seco Tools AB (I)	2,291	33,231
Sensys Traffic AB (I)	50,268	6,005
SkiStar AB	2,852	55,174
Studsvik AB (I)	1,200	11,265
Sweco AB	5,392	41,775
TradeDoubler AB (I)	5,818	31,248
Trelleborg AB, Series B	34,490	332,559

		5,051,871
Switzerland - 5.61%
Advanced Digital Broadcast Holdings SA	310	8,690
AFG Arbonia-Forster Holding AG (I)	929	22,958
Allreal Holding AG	1,292	169,910
Also Holding AG	779	42,603
Aryzta AG (I)	12,491	530,329
Ascom Holding AG (I)	3,992	51,362
Bachem Holding AG	525	26,664
Bank Coop AG	2,190	145,982
Bank Sarasin & Compagnie AG	5,747	214,533
Banque Cantonale de Geneve	76	16,288
Banque Privee Edmond de Rothschild SA	1	26,917
Barry Callebaut AG (I)	226	176,624
Basilea Pharmaceutica AG (I)	1,026	67,003
Belimo Holding AG	57	91,398
Bell Holding AG	23	38,718
Berner Kantonalbank	492	117,347
Bobst Group AG (I)	1,425	62,054
Bossard Holding AG	748	74,899
Bucher Industries AG	639	98,733
Burckhardt Compression Holding AG	344	80,521
Card Guard AG (I)	1,457	10,619
Centralschweizerische Kraftwerke AG	280	93,402
Charles Voegele Holding AG (I)	1,112	60,039
Clariant AG (I)	43,556	785,770
Conzzeta Holding AG	69	130,688
Daetwyler Holding AG	806	55,829
Dufry Group AG (I)	2,489	299,501
EFG International	8,296	95,182
Emmi AG	563	100,549
EMS-Chemie Holding AG	1,110	171,510
Energiedienst Holding AG	982	49,161
Ferrexpo PLC (L)	30,116	163,201
Flughafen Zuerich AG	560	202,918
Forbo Holding AG	152	81,761
Galenica Holding AG (L)	578	282,129
GAM Holding, Ltd. (I)	26,212	385,277
Georg Fischer AG (I)	549	269,602
Gurit Heberlein AG	40	21,045
Helvetia Patria Holding AG	530	176,819
Interroll Holding AG (I)	57	19,025

126

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Kaba Holding AG	250	$93,732
Kardex AG	444	12,497
Komax Holding AG (I)	335	31,956
Kudelski SA	4,963	110,711
Kuoni Reisen Holding AG	298	126,216
LEM Holding SA	310	160,711
Logitech International SA (L)	22,748	435,727
Luzerner Kantonalbank AG	283	88,016
Medisize Holding AG	524	28,440
Metall Zug AG	24	77,714
Meyer Burger Technology AG (I)	4,592	119,075
Micronas Semiconductor Holding AG (I)	1,420	13,590
Mobilezone Holding AG	5,131	53,675
Mobimo Holding AG (I)	582	108,573
Nobel Biocare Holding AG	22,850	380,855
Orascom Development Holding AG (I)	169	9,842
Orell Fuessli Holding AG	223	31,327
Panalpina Welttransport Holding AG (I)	1,791	206,012
Partners Group Holding AG	85	14,817
Petroplus Holdings AG (I)	2,950	28,199
Phoenix Mecano AG	81	49,154
Precious Woods Holding AG (I)	327	6,032
PubliGroupe SA (I)	276	25,804
Rieter Holding AG (I)	353	103,817
Romande Energie Holding SA	43	62,927
Schaffner Holding AG (I)	90	21,526
Schulthess Group AG	805	28,137
Schweiter Technologies AG	117	81,003
Schweizerhall Holding AG	305	27,654
Schweizerische National-Versicherungs-
Gesellschaft AG	1,491	43,894
Siegfried Holding AG (I)	396	36,814
St. Galler Kantonalbank	271	125,348
Straumann Holding AG	466	98,008
Sulzer AG	3,135	407,388
Swiss Life Holding (I)	3,036	337,945
Swissfirst AG	887	26,676
Swisslog Holding AG	60,097	52,121
Swissquote Group Holding SA	1,018	51,708
Tamedia AG	586	67,164
Tecan Group AG	1,142	81,005
Temenos Group AG (I)(L)	6,993	230,444
Tornos SA (I)	2,185	25,245
U-Blox AG (I)	264	11,974
Unaxis Holding AG (I)	5,058	23,065
Valiant Holding AG	691	96,355
Valora Holding AG	333	98,551
Vaudoise Assurances Holding SA	211	48,349
Von Roll Holding AG	1,526	6,736
Vontobel Holding AG	4,837	162,604
VZ Holding AG	879	99,766
Winterthur Technologie AG	104	5,648
WMH Walter Meier AG (I)	120	21,541
Ypsomed Holding AG (I)	908	49,975
Zehnder Group AG	36	75,353
Zuger Kantonalbank	20	100,292

		10,439,268
United Arab Emirates - 0.01%
Lamprell PLC	2,831	12,945
United Kingdom - 16.48%
888 Holdings PLC	10,776	7,083
A.G. Barr PLC	3,920	69,294
Aberdeen Asset Management PLC (I)	111,289	309,903
AEA Technology Group PLC (I)	18,852	1,648

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Aegis Group PLC	154,575	$317,740
Afren PLC (I)	103,281	201,795
Aga Rangemaster Group PLC	16,809	21,194
Alphameric PLC	33,484	12,363
Amlin PLC	4,805	28,086
Anglo Pacific Group PLC	13,955	69,448
Anglo-Eastern Plantations PLC (I)	3,005	26,649
Anite PLC	32,668	27,995
Antisoma PLC (I)	100,552	9,152
Ark Therapeutics Group PLC (I)	20,122	1,409
Ashmore Group PLC	5,973	31,583
Ashtead Group PLC (I)	78,654	160,171
Assura Group, Ltd.	39,777	29,972
Aveva Group PLC	8,970	209,194
Avis Europe PLC (I)	14,774	46,096
Axis-Shield PLC (I)	9,883	37,110
Babcock International Group PLC	47,441	384,519
Balfour Beatty PLC (I)	108,498	461,774
Barratt Developments PLC (I)	137,739	150,028
BBA Aviation PLC	48,884	144,586
Beazley PLC	61,656	105,846
Bellway PLC	15,504	124,115
Berkeley Group Holdings PLC (I)	19,444	244,174
Bloomsbury Publishing PLC	9,864	17,883
BlueBay Asset Management PLC	15,668	117,796
Bodycote PLC	21,643	87,810
Booker Group PLC	767	657
Bovis Homes Group PLC (I)	14,706	76,121
Braemar Seascope Group PLC (I)	1,189	9,669
Brewin Dolphin Holdings PLC (I)	20,522	46,532
British Polythene Industries PLC (I)	4,400	16,040
Britvic PLC	40,254	306,098
BSS Group PLC	13,812	94,370
BTG PLC (I)	28,558	97,719
Cable & Wireless Communications PLC	420,071	291,745
Capital & Regional PLC (I)	10,673	5,097
Carillion PLC (I)	68,444	354,133
Carpetright PLC (I)	6,037	64,166
Carphone Warehouse Group PLC (I)	4,298	25,653
Castings PLC	6,764	26,920
Centaur Media PLC	19,732	19,628
Charles Stanley Group PLC	5,789	24,717
Charles Taylor Consulting PLC	5,241	13,852
Charter International PLC	23,693	252,617
Chaucer Holdings PLC	23,479	17,897
Chemring Group PLC (I)	4,296	191,627
Chesnara PLC	17,735	57,888
Chime Communications PLC	5,000	17,102
Chrysalis Group PLC (I)	7,473	18,366
Clarkson PLC	293	4,738
Clinton Cards PLC (I)	33,476	13,650
Close Brothers Group PLC	21,899	270,241
Collins Stewart PLC	27,764	34,548
Colt Telecom Group SA (I)	38,071	71,977
Communisis PLC (I)	19,820	8,939
Computacenter PLC	11,130	62,925
Connaught PLC (I)	12,117	0
Consort Medical PLC (I)	7,040	50,906
Cookson Group PLC (I)	39,606	332,106
Corin Group PLC	4,201	3,168
Costain Group PLC	4,761	15,013
Cranswick PLC (I)	5,196	68,019
Creston PLC (I)	10,587	13,710
Crew Gold Corp. (I)	93	422
Croda International PLC (I)	18,931	427,876

127

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
CSR PLC (I)	27,703	$135,162
D.S. Smith PLC	37,951	110,067
Daily Mail & General Trust (I)	40,524	327,676
Dairy Crest Group PLC	14,905	83,565
Davis Service Group PLC	19,057	115,973
De La Rue PLC	11,851	106,670
Debenhams PLC (I)	160,381	176,219
Dechra Pharmaceuticals PLC	6,959	54,495
Development Securities PLC	19,418	58,681
Devro PLC (I)	17,033	68,332
Dicom Group PLC (I)	6,393	27,969
Dignity PLC	5,242	52,603
Diploma PLC	10,843	47,186
Dixons Retail PLC	575,734	225,483
Domino Printing Sciences PLC (I)	9,846	84,432
Domino’s Pizza UK & IRL PLC	7,432	60,787
Drax Group PLC	54,749	301,336
DTZ Holdings PLC	19,551	12,692
Dunelm Group PLC	6,736	52,673
Eaga PLC	8,491	6,865
easyJet PLC (I)(S)	34,911	232,281
Electrocomponents PLC (I)	66,269	270,330
Elementis PLC (I)	49,703	87,088
Enquest PLC (I)	40,971	88,330
Enterprise Inns PLC (I)	57,459	96,858
Euromoney Institutional Investor PLC	4,164	44,998
Evolution Group PLC	21,877	25,955
F&C Asset Management PLC (I)	63,376	74,884
Fenner PLC (I)	22,158	103,955
Fidessa Group PLC	5,020	109,989
Filtrona PLC	20,887	74,580
Findel PLC (I)	10,678	2,036
FirstGroup PLC (I)	75,809	426,439
Forth Ports PLC (I)	4,321	87,980
Fortune Oil PLC	205,675	22,545
French Connection Group PLC	23,030	18,905
Fuller Smith & Turner PLC	8,112	79,348
Future PLC (I)	44,714	14,599
Galiform PLC (I)	112,844	161,728
Galliford Try PLC	10,310	44,406
Game Group PLC (I)	48,348	51,846
Gem Diamonds, Ltd. (I)	11,000	36,193
Genus PLC (I)(L)	6,656	85,475
GKN PLC	29,271	85,556
Go-Ahead Group PLC (I)	5,115	95,721
Greene King PLC	33,132	232,395
Greggs PLC	8,569	58,412
Halfords Group PLC	31,910	202,958
Halma PLC (I)	59,276	289,457
Hampson Industries PLC	36,786	18,017
Hardy Oil & Gas PLC (I)	7,986	22,725
Hargreaves Lansdown PLC	23,328	178,905
Hays PLC (I)	205,441	345,482
Headlam Group PLC	14,115	66,453
Helical Bar PLC	8,701	37,905
Helphire PLC	51,338	13,576
Henderson Group PLC (L)	116,394	215,917
Henry Boot PLC	14,125	19,442
Heritage Oil, Ltd. (I)	33,279	192,361
Hikma Pharmaceuticals PLC	20,715	245,776
Hill & Smith Holdings PLC	14,323	52,351
HMV Group PLC (L)	39,707	28,397
Hogg Robinson Group PLC	39,788	21,041
Holidaybreak PLC (I)	4,105	18,515
Home Retail Group PLC	134,021	420,030

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Homeserve PLC	42,363	$284,202
Hunting PLC	13,441	123,809
Huntsworth PLC	22,389	24,807
Hyder Consulting PLC	575	3,413
IG Group Holdings PLC	48,173	368,469
Imagination Technologies Group PLC (I)	42,827	239,741
Inchcape PLC (I)	51,424	259,291
Intermediate Capital Group PLC (I)	51,098	248,865
International Personal Finance PLC	25,827	120,258
Interserve PLC (I)	21,602	64,853
Invensys PLC	47,389	237,093
ITE Group PLC (I)	42,551	124,049
J.D. Wetherspoon PLC	11,284	73,964
James Fisher & Sons PLC (I)	4,903	36,701
Jardine Lloyd Thompson Group PLC (I)	17,079	155,084
Jazztel PLC (I)	27,263	111,852
JD Sports Fashion PLC	1,433	17,874
JKX Oil & Gas PLC (I)	12,780	61,368
John Menzies PLC (I)	7,960	57,536
John Wood Group PLC	49,305	357,646
Johnston Press PLC (I)	131,792	20,496
Keller Group PLC (I)	6,780	54,507
Kesa Electricals PLC	50,341	128,576
Kier Group PLC (I)	3,821	75,305
Kingston Communications PLC (I)	123,424	98,412
Ladbrokes PLC	121,469	233,409
Laird Group PLC	31,117	74,884
Laura Ashley Holdings PLC (I)	68,094	17,499
Lavendon Group PLC (I)	13,340	16,383
Liontrust Asset Management PLC (I)	5,127	7,177
Logica PLC (I)	150,015	272,548
London Stock Exchange Group PLC	22,064	260,159
Lookers PLC	35,795	31,890
LSL Property Services PLC	7,930	26,647
Luminar Group Holdings PLC (I)	13,431	3,027
Management Consulting Group PLC (I)	82,095	30,953
Manganese Bronze Holdings PLC (I)	3,263	3,230
Marshalls PLC	29,028	46,491
Marston’s PLC	52,879	82,118
McBride PLC (I)	17,330	46,054
Mears Group Plcmears Group PLC (I)	3,945	17,076
Mecom Group PLC (I)	3,580	10,754
Meggitt PLC (I)	82,913	418,879
Melrose PLC	66,062	301,719
Melrose Resources PLC (I)	4,954	17,359
Michael Page International PLC	49,381	365,982
Micro Focus International PLC	23,736	122,343
Millennium & Copthorne Hotels PLC (I)	19,244	158,446
Misys PLC (I)(L)	59,056	268,551
Mitchells & Butlers PLC (I)	36,713	195,265
Mitie Group PLC (I)	31,719	102,228
Moneysupermarket.com Group PLC	30,065	37,308
Morgan Crucible Company PLC	27,442	102,134
Morgan Sindall PLC (I)	5,441	52,923
Mothercare PLC (I)	7,645	68,291
Mouchel Parkman PLC	10,894	13,461
MWB Group Holdings PLC (I)	15,166	10,025
N. Brown Group PLC	18,394	79,468
National Express Group PLC (I)	52,033	180,525
Northern Foods PLC (I)	45,437	42,403
Northgate PLC (I)	3,121	9,803
Northumbrian Water Group PLC	80,060	411,107
Novae Group PLC	8,579	40,431
Oxford Biomedica PLC (I)	90,000	12,833
Oxford Instruments PLC	5,102	46,466

128

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Pace Micro Technology PLC (I)	30,754	$88,730
Paypoint PLC	5,847	29,556
Pendragon PLC (I)	119,021	30,977
Pennon Group PLC	2,011	19,635
Persimmon PLC	54,373	286,246
Petropavlovsk PLC	3,414	56,503
Phoenix IT Group, Ltd.	9,852	35,926
Photo-Me International PLC (I)	22,753	22,982
Premier Farnell PLC (I)	56,405	250,153
Premier Foods PLC (I)	256,282	64,671
Premier Oil PLC (I)	16,976	484,806
Prostrakan Group PLC (I)	2,053	2,650
Provident Financial PLC	19,013	240,010
Psion PLC	11,459	16,977
Puma Brandenburg, Ltd. (I)	82,607	3,855
Puma Brandenburg, Ltd. - Capital (I)	82,607	3,855
Punch Taverns PLC (I)	73,594	70,087
PV Crystalox Solar PLC	29,561	23,792
PZ Cussons PLC	25,137	149,579
Qinetiq PLC	64,033	114,491
Quintain Estates & Development PLC	161,428	85,977
R.E.A. Holdings PLC (I)	2,127	22,161
Rank Group PLC	26,068	52,291
Rathbone Brothers PLC (I)	4,369	69,290
Redrow PLC	26,678	43,254
Renishaw PLC	3,900	68,270
Rentokil Initial PLC	162,363	221,671
Resolution, Ltd.	13,087	43,005
Restaurant Group PLC	19,119	80,875
Ricardo PLC (I)	9,643	39,758
Rightmove PLC	14,759	172,157
RM PLC (I)	13,737	32,593
Robert Walters PLC (I)	8,828	43,026
Robert Wiseman Dairies PLC (I)	4,588	23,040
ROK PLC	31,236	8,988
Rotork PLC	11,129	273,102
RPC Group PLC	10,280	46,033
RPS Group PLC (I)	23,867	83,557
Salamander Energy PLC (I)	16,320	60,311
Savills PLC	12,782	67,763
SDL PLC (I)	11,260	100,173
Senior PLC (I)	55,744	115,606
Severfield Rowen PLC	8,148	32,976
Shanks Group PLC (I)	44,478	79,802
Shore Capital Group, Ltd.	82,607	35,657
SIG PLC	85,077	146,854
Smiths News PLC	49,558	78,428
Soco International PLC	31,687	164,808
Southern Cross Healthcare, Ltd. (I)	18,768	4,963
Spectris PLC (I)	17,534	311,431
Speedy Hire PLC	22,025	9,674
Spirax-Sarco Engineering PLC	8,194	229,278
Spirent Communications PLC	60,889	137,214
Spirent Communications PLC, ADR	1,208	10,812
Sports Direct International PLC (I)	28,725	57,295
St James’s Place PLC	28,640	105,221
St. Ives Group PLC (I)	12,932	19,205
St. Modwen Properties PLC	18,212	38,432
Stagecoach Group PLC	88,630	271,645
Sthree PLC	11,092	49,495
Synergy Health PLC	6,621	83,521
TalkTalk Telecom Group PLC	24,453	58,046
Taylor Woodrow PLC (I)	554,501	205,814
Ted Baker PLC	5,384	55,730
Telecity Group PLC (I)	2,024	14,741

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Telecom Plus PLC (I)	5,142	$32,806
The Weir Group PLC	36	975
Thomas Cook Group PLC	134,786	390,402
Thorntons PLC (I)	10,805	16,971
Topps Tiles PLC (I)	25,009	23,357
Town Centre Securities PLC (I)	4,430	12,342
Travis Perkins PLC (I)	28,423	356,967
Tribal Group PLC	1,323	743
Trinity Mirror PLC (I)	37,867	41,091
TT electronics PLC (I)	26,687	66,657
Tullett Prebon PLC	25,044	136,297
UK Coal PLC	20,780	12,387
UK Mail Group PLC (I)	6,109	31,827
Ultra Electronics Holdings PLC (I)	7,537	189,834
Umeco PLC	6,440	45,760
United Business Media, Ltd.	36,361	348,661
UTV Media PLC	12,462	25,722
Vectura Group PLC (I)	35,006	37,503
Victrex PLC	10,789	200,733
Vislink PLC	22,958	7,408
Vitec Group PLC	3,750	33,172
Volex Group PLC (I)	491	2,397
VP PLC	664	1,725
W.S. Atkins PLC	12,327	134,290
Wellstream Holdings PLC	9,573	109,304
WH Smith PLC	15,331	112,624
William Hill PLC	118,436	286,843
Wilmington Group PLC (I)	8,311	19,765
Wincanton PLC	11,768	31,508
Wolfson Microelectronics PLC (I)	11,249	41,403
WSP Group PLC (I)	7,138	39,258
Xaar PLC (I)	20,020	69,903
Xchanging PLC	27,038	44,333
Yell Group PLC (I)(L)	201,603	37,445
Yule Catto & Company PLC (I)	29,330	110,384

		30,662,915
United States - 0.26%
Anatolia Minerals Development, Ltd.	16,100	112,138
Coeur d’Alene Mines Corp.	3,660	85,445
Golden Star Resources, Ltd. (I)	38,298	165,645
Jaguar Mining, Inc. (I)	8,155	53,702
Minera Andes, Inc.	20,500	59,909
pSivida Corp.	2,379	12,447
Storm Cat Energy Corp. (I)	2,400	5

		489,291

TOTAL COMMON STOCKS (Cost $198,652,656)		$184,990,365

WARRANTS - 0.02%
AFP Properties, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	140,000	32,340
Etablissements Maurel et Prom (Expiration
Date: 6/30/2014, Strike
Price: EUR 14.20) (I)	8,680	1,825
Ivanhoe Australia, Ltd. (Expiration Date
9/20/2011, Strike Price: AUD 3.38) (I)	2,972	1,569
Management Consulting Group PLC
(Expiration Date 12/31/2011, Strike
Price: GBP 0.22) (I)	3,799	0
New Times Energy Corp. Ltd. (Expiration
Date: 6/24/2011, Strike Price: HKD 0.27) (I)	69,714	386
Pacific Andes International Holdings, Ltd.
(Expiration Date: 6/15/2011, Strike Price:
HKD 1.80) (I)	43,600	505

129

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Ste Industrielle D’aviation Latecoere SA
(Expiration Date 7/30/2015, Strike
Price: EUR 10.00) (I)	$175	$225

TOTAL WARRANTS (Cost $32,942)		$36,850

RIGHTS - 0.01%
Amper SA (Expiration Date: 12/13/2010) (I)	2,602	929
BANIF SGPS SA (Expiration Date:
12/10/2010, Strike Price: EUR 1.00) (I)	4,089	0
Discovery Metals, Ltd. (Expiration Date:
12/2/2010, Strike Price: AUD 1.05) (I)	13,471	3,615
EDB ErgoGroup ASA (Expiration Date:
12/9/2010, Strike Price: NOK 9.45) (I)	2,200	907
Eniro AB (Expiration Date: 12/17/2010, Strike
Price: SEK 0.52) (I)	4,936	2,316
Gestevision Telecinco SA (Expiration Date:
12/4/10, Strike Price: EUR 5.75) (I)(L)	14,591	10,038
Masterflex AG (Expiration Date: 12/1/2010,
Strike Price: EUR 3.00) (I)	207	161
Papeles y Cartones de Europa SA (Expiration
Date: 12/10/2010) (I)	5,226	1,798
Sensys Traffic AB (Expiration Date:
12/1/2010, Strike Price: SEK 0.70) (I)	50,268	214
SOS Corp. Alimentaria SA (Expiration Date:
12/7/2010, Strike Price: EUR 0.50) (I)(L)	4,481	349
TAG Immobilien AG (Expiration Date:
12/6/2010, Strike Price: EUR 5.70) (I)	2,336	255
TAG Immobilien AG (Expiration Date:
12/6/2010, Strike Price: EUR 7.40) (I)	2,336	255

TOTAL RIGHTS (Cost $98,499)		$20,837

SHORT-TERM INVESTMENTS - 4.20%
Short-Term Securities* - 0.20%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	$371,217	371,217
Securities Lending Collateral - 4.00%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	742,637	7,431,647

TOTAL SHORT-TERM INVESTMENTS (Cost $7,801,873)		$7,802,864

Total Investments (International Small Company Fund)
(Cost $206,585,970) - 103.67%		$192,850,916
Other assets and liabilities, net - (3.67%)		(6,820,972)

TOTAL NET ASSETS - 100.00%		$186,029,944

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.38%
Australia - 2.23%
Billabong International, Ltd.	835,209	$6,741,736
Brambles, Ltd.	2,012,623	13,110,182
Downer EDI, Ltd.	1,346,590	6,023,525

		25,875,443
Austria - 1.05%
Telekom Austria AG	873,300	12,139,951
Bermuda - 0.64%
PartnerRe, Ltd.	95,760	7,421,400

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 1.97%
Talisman Energy, Inc.	696,840	$13,379,491
Valeant Pharmaceuticals International, Inc.	363,800	9,430,342

		22,809,833
China - 0.86%
China Telecom Corp., Ltd.	18,363,589	9,203,407
Shanghai Electric Group Company, Ltd.	1,151,555	784,086

		9,987,493
France - 10.56%
AXA SA	1,041,207	14,951,777
BNP Paribas	85,150	5,033,268
France Telecom SA	1,489,511	30,142,500
GDF Suez	210,400	6,972,165
Sanofi-Aventis SA	568,156	34,328,652
Total SA	377,362	18,262,856
Vivendi SA	521,760	12,726,276

		122,417,494
Germany - 8.78%
Celesio AG	246,790	5,808,210
Deutsche Post AG	334,491	5,367,501
E.ON AG	515,730	14,795,076
Merck KGAA	217,370	16,965,645
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	141,276	19,620,120
SAP AG	410,690	19,159,791
Siemens AG	184,199	20,149,716

		101,866,059
Hong Kong - 1.57%
AIA Group, Ltd. (I)	1,402,400	4,045,506
China Mobile, Ltd.	517,500	5,156,751
Hutchison Whampoa, Ltd.	907,620	9,036,612

		18,238,869
Ireland - 1.03%
CRH PLC - London Exchange	457,470	7,944,183
Elan Corp. PLC (I)(L)	786,350	4,049,703

		11,993,886
Italy - 1.80%
Autogrill SpA (I)	949,325	12,130,073
UniCredit Italiano SpA	4,504,669	8,708,992

		20,839,065
Japan - 7.10%
Mitsubishi UFJ Financial Group	1,611,700	7,626,677
Nintendo Company, Ltd.	82,394	22,379,442
NKSJ Holdings, Inc. (I)	1,841,000	12,319,917
Sony Corp.	257,914	9,151,439
Toyota Motor Corp.	390,200	15,125,070
Trend Micro, Inc.	54,000	1,668,121
USS Company, Ltd.	196,096	14,127,494

		82,398,160
Netherlands - 5.63%
ING Groep NV (I)	3,770,598	33,327,072
Koninklijke Philips Electronics NV	546,066	14,731,708
Randstad Holdings NV (I)	121,640	5,562,992
Reed Elsevier NV	997,669	11,666,271

		65,288,043
Norway - 4.81%
Aker Solutions ASA	799,480	11,814,984
Statoil ASA	1,109,010	21,963,971

130

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	1,533,681	$22,031,644

		55,810,599
Russia - 1.30%
Gazprom OAO, SADR (L)	684,700	15,104,482
Singapore - 3.82%
Flextronics International, Ltd. (I)	2,521,640	18,281,890
Singapore Telecommunications, Ltd.	2,372,000	5,548,243
Singapore Telecommunications, Ltd.	8,715,000	20,437,799

		44,267,932
South Korea - 4.82%
KB Financial Group, Inc., ADR (L)	545,318	25,106,441
Samsung Electronics Company, Ltd., GDR (L)	87,864	30,752,400

		55,858,841
Spain - 3.05%
Gamesa Corporacion Tecnologica SA (I)	397,690	2,650,705
Iberdrola SA (L)	1,536,391	10,571,462
Telefonica SA	1,043,457	22,206,169

		35,428,336
Sweden - 1.50%
Niscayah Group AB	2,955,338	5,317,536
Telefonaktiebolaget LM Ericsson, B shares	1,172,114	12,083,473

		17,401,009
Switzerland - 6.97%
Adecco SA	161,860	9,230,373
Basilea Pharmaceutica AG (I)	45,060	2,942,647
Lonza Group AG	59,760	4,608,970
Nestle SA	227,650	12,368,407
Novartis AG	127,860	6,804,244
Roche Holdings AG	169,970	23,327,492
Swiss Reinsurance Company, Ltd.	301,383	13,909,999
UBS AG (Swiss Exchange) (I)	511,498	7,652,074

		80,844,206
Taiwan - 5.51%
Compal Electronics, Inc., GDR	2,393,228	14,877,981
Lite-On Technology Corp.	6,424,222	8,322,838
Lite-On Technology Corp., GDR (I)	446,419	5,792,153
Siliconware Precision Industries Company	6,269,000	6,487,367
Taiwan Semiconductor
Manufacturing Company, Ltd.	13,692,576	28,429,188

		63,909,527
United Kingdom - 20.91%
BP PLC	1,889,822	12,564,331
Carillion PLC	1,163,610	6,020,584
G4S PLC	3,311,780	12,249,369
GlaxoSmithKline PLC	1,084,665	20,540,458
Hays PLC	9,665,800	16,254,576
HSBC Holdings PLC	1,019,450	10,270,078
Industrial Carabobo SACA	4,007,930	22,080,587
Kingfisher PLC	5,861,670	21,407,553
Marks & Spencer Group PLC	1,044,400	6,051,391
Northwest Equity Corp.	2,058,400	10,584,495
Pearson PLC	805,596	11,596,061
Premier Foods PLC (I)	8,745,586	2,206,880
Rexam PLC	1,822,340	8,541,421
Royal Dutch Shell PLC, B Shares	759,903	22,536,054
Sage Group PLC	1,455,720	5,834,405
Tesco PLC	1,327,740	8,554,280
Vodafone Group PLC	18,100,266	45,231,140

		242,523,663

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 1.47%
ACE, Ltd.	291,756	$17,073,561

TOTAL COMMON STOCKS (Cost $1,220,145,673)		$1,129,497,852

SHORT-TERM INVESTMENTS - 4.70%
Short-Term Securities* - 2.25%
Wachovia Bank, Time Deposit,
0.220%, 12/01/2010	$26,100,000	26,100,000
Securities Lending Collateral - 2.45%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	2,836,465	28,384,786

TOTAL SHORT-TERM INVESTMENTS (Cost $54,480,039)		$54,484,786

Total Investments (International Value Fund)
(Cost $1,274,625,712) - 102.08%		$1,183,982,638
Other assets and liabilities, net - (2.08%)		(24,143,550)

TOTAL NET ASSETS - 100.00%		$1,159,839,088

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 32.79%
U.S. Treasury Bonds - 16.11%
4.375%, 11/15/2039	$3,275,000	$3,420,328
4.500%, 02/15/2036 to 08/15/2039	2,175,000	2,332,258
4.625%, 02/15/2040	2,250,000	2,449,337
5.375%, 02/15/2031	1,000,000	1,217,812
5.500%, 08/15/2028	1,000,000	1,231,094
6.000%, 02/15/2026	6,000,000	7,745,628
6.250%, 08/15/2023	8,150,000	10,695,604
7.250%, 08/15/2022	1,900,000	2,678,704
7.875%, 02/15/2021	9,250,000	13,434,182
8.125%, 08/15/2019 to 08/15/2021 (F)	7,200,000	10,565,681
8.750%, 05/15/2017 to 08/15/2020	9,785,000	14,603,226

		70,373,854
U.S. Treasury Notes - 4.85%
3.125%, 08/31/2013 to 10/31/2016	8,500,000	9,123,594
4.750%, 08/15/2017	10,300,000	12,054,214

		21,177,808
Federal Home Loan Mortgage Corp. - 0.62%
4.875%, 06/13/2018	2,000,000	2,302,930
5.000%, 03/01/2019 to 12/01/2019	361,388	386,413
6.500%, 04/01/2029 to 08/01/2034	15,584	17,506
7.500%, 04/01/2011 to 05/01/2028	3,910	4,408

		2,711,257
Federal National Mortgage Association - 11.16%
4.664%, 05/01/2013	115,092	122,563
4.860%, 01/01/2015	2,738,547	3,012,294
4.918%, 02/01/2013	249,648	265,751
5.000%, 03/15/2016 to 06/01/2019	2,744,601	3,116,893
5.500%, 08/01/2035 to 11/01/2035	715,539	772,085
5.616%, 12/01/2011	135,140	137,061
5.936%, 11/01/2011	98,760	99,885
6.062%, 05/01/2012	116,206	119,720
6.078%, 03/01/2012	76,210	78,251
6.500%, 09/01/2031	62	70
7.000%, 06/01/2029	143	161

131

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.500%, TBA		$18,000,000	$17,676,455
4.000%, TBA		23,000,000	23,336,421

			48,737,610
Government National Mortgage Association - 0.04%
6.000%, 12/15/2013 to 04/15/2035		34,057	37,684
6.500%, 06/15/2028 to 08/15/2034		35,561	40,177
7.000%, 11/15/2031 to 11/15/2033		98,708	111,161
8.000%, 07/15/2030		1,165	1,331

			190,353
U.S. Department of Housing & Urban Development - 0.01%
7.498%, 08/01/2011		33,000	33,190

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $140,386,310)			$143,224,072

FOREIGN GOVERNMENT
OBLIGATIONS - 0.89%
Brazil - 0.80%
Federative Republic of Brazil
5.875%, 01/15/2019		775,000	891,250
7.125%, 01/20/2037		90,000	110,925
8.250%, 01/20/2034		600,000	825,000
10.000%, 01/01/2012	BRL	2,832,000	1,683,223

			3,510,398
Qatar - 0.09%
Government of Qatar
4.000%, 01/20/2015 (S)		$380,000	396,150

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,710,775)			$3,906,548

CORPORATE BONDS - 48.99%
Consumer Discretionary - 6.20%
Affinia Group, Inc.
9.000%, 11/30/2014		5,000	5,075
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	10,625
ArvinMeritor, Inc.
8.125%, 09/15/2015		10,000	10,225
10.625%, 03/15/2018		5,000	5,613
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	148,578
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		5,000	5,450
CBS Corp.
5.750%, 04/15/2020		1,065,000	1,151,392
6.625%, 05/15/2011		17,000	17,404
8.200%, 05/15/2014		335,000	396,751
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)		5,000	5,175
8.125%, 04/30/2020 (S)		5,000	5,250
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017		5,000	5,338
Comcast Corp.
5.150%, 03/01/2020		600,000	645,162
5.700%, 05/15/2018 to 07/01/2019		625,000	702,131
5.850%, 11/15/2015		600,000	689,233
COX Communications, Inc.
6.250%, 06/01/2018 (S)		500,000	573,937

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CSC Holdings, Inc.
7.625%, 07/15/2018	$341,000	$371,690
D.R. Horton, Inc.
7.875%, 08/15/2011	250,000	258,438
Daimler Finance North America LLC
7.300%, 01/15/2012	1,131,000	1,208,825
8.500%, 01/18/2031	300,000	403,312
DirecTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,231,348
4.750%, 10/01/2014	220,000	237,821
6.000%, 08/15/2040	700,000	692,839
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	5,000	5,350
Ford Motor Company
7.450%, 07/16/2031	70,000	75,250
Grupo Televisa SA
6.625%, 01/15/2040	715,000	789,626
HSN, Inc.
11.250%, 08/01/2016	5,000	5,688
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	145,000	168,925
Liberty Media Corp.
8.250%, 02/01/2030	167,000	164,495
Limited Brands, Inc.
6.900%, 07/15/2017	50,000	53,375
7.000%, 05/01/2020	80,000	85,200
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	523,640
5.900%, 12/01/2016	395,000	424,625
6.700%, 09/15/2028	15,000	14,400
6.900%, 04/01/2029	156,000	156,780
7.000%, 02/15/2028	15,000	14,981
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	26,933
NetFlix, Inc.
8.500%, 11/15/2017	30,000	33,750
Newell Rubbermaid, Inc.
4.700%, 08/15/2020	46,000	47,047
5.500%, 04/15/2013	100,000	108,213
News America Holdings, Inc.
7.750%, 01/20/2024	453,000	554,385
9.250%, 02/01/2013	109,000	126,560
News America, Inc.
5.650%, 08/15/2020	505,000	584,449
6.900%, 03/01/2019 to 08/15/2039	1,000,000	1,198,121
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	5,000	5,050
Peninsula Gaming LLC
8.375%, 08/15/2015	5,000	5,225
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	10,000	10,725
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	20,600
QVC, Inc.
7.500%, 10/01/2019 (S)	80,000	84,000
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,250
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	5,000	6,125
Scholastic Corp.
5.000%, 04/15/2013	35,000	35,088
Scientific Games International, Inc.
9.250%, 06/15/2019	5,000	5,175

132

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Service Corp. International
7.625%, 10/01/2018	$10,000	$10,550
Staples, Inc.
9.750%, 01/15/2014	820,000	1,006,003
Target Corp.
7.000%, 01/15/2038	1,150,000	1,444,594
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	183,482
8.750%, 08/01/2015	183,000	229,468
Tenneco, Inc.
8.125%, 11/15/2015	80,000	84,400
8.625%, 11/15/2014	5,000	5,138
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	10,000	10,400
Thomson Reuters Corp.
4.700%, 10/15/2019	575,000	624,445
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,180,000	1,241,021
5.850%, 05/01/2017	815,000	930,135
6.550%, 05/01/2037	550,000	591,022
6.750%, 06/15/2039	70,000	77,190
8.250%, 02/14/2014	440,000	519,544
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	72,971
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,503,124
7.700%, 05/01/2032	602,000	734,070
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	107,750
Viacom, Inc.
6.125%, 10/05/2017	600,000	697,002
6.250%, 04/30/2016	902,000	1,053,398
Videotron Ltee
9.125%, 04/15/2018	120,000	132,900
Volkswagen International Finance NV
4.000%, 08/12/2020 (S)	1,650,000	1,679,156
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	35,000	36,925

		27,095,331
Consumer Staples - 5.00%
Altria Group, Inc.
4.125%, 09/11/2015	1,450,000	1,537,103
9.250%, 08/06/2019	125,000	166,603
9.700%, 11/10/2018	395,000	530,562
10.200%, 02/06/2039	200,000	288,123
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/2020	260,000	290,655
6.875%, 11/15/2019 (S)	965,000	1,186,679
7.750%, 01/15/2019 (S)	700,000	898,300
ARAMARK Corp.
8.500%, 02/01/2015	10,000	10,350
BAT International Finance PLC
9.500%, 11/15/2018 (S)	200,000	272,472
Cargill, Inc.
4.375%, 06/01/2013 (S)	500,000	533,408
5.600%, 09/15/2012 (S)	635,000	681,928
Companhia de Bebidas das Americas
8.750%, 09/15/2013	365,000	430,700
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	83,092
6.750%, 09/15/2011	5,000	5,228
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	95,000	102,100

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp.
4.750%, 05/18/2020	$1,650,000	$1,776,258
CVS Pass-Through Trust
5.880%, 01/10/2028	319,912	332,353
6.943%, 01/10/2030	46,995	52,591
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	590,000	711,735
General Mills, Inc.
5.200%, 03/17/2015	190,000	214,364
5.250%, 08/15/2013	440,000	487,591
5.650%, 02/15/2019	105,000	120,482
International CCE, Inc.
2.125%, 09/15/2015	1,300,000	1,292,066
Kellogg Company
4.450%, 05/30/2016	400,000	441,212
Kraft Foods, Inc.
4.125%, 02/09/2016	605,000	648,843
6.125%, 02/01/2018	850,000	1,000,576
6.500%, 11/01/2031	766,000	869,740
6.875%, 02/01/2038	250,000	297,358
Lorillard Tobacco Company
6.875%, 05/01/2020	135,000	143,291
Mosaic Global Holdings, Inc.
7.300%, 01/15/2028	3,000	3,406
PepsiCo, Inc.
7.900%, 11/01/2018	50,000	66,061
Philip Morris International, Inc.
5.650%, 05/16/2018	1,450,000	1,693,845
Procter & Gamble
9.360%, 01/01/2021	249,393	321,360
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	168,207
Rite Aid Corp.
10.375%, 07/15/2016	15,000	15,563
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	95,000	107,350
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	10,000	10,500
SUPERVALU, Inc.
8.000%, 05/01/2016	115,000	112,988
The Kroger Company
4.950%, 01/15/2015	700,000	771,867
6.150%, 01/15/2020	150,000	173,929
6.750%, 04/15/2012	1,219,000	1,308,887
Tyson Foods, Inc.
7.350%, 04/01/2016	125,000	137,500
10.500%, 03/01/2014	5,000	5,925
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	750,000	867,264
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	625,000	649,641

		21,820,056
Energy - 4.15%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	75,588
6.450%, 09/15/2036	1,220,000	1,179,740
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,150
Aquilex Holdings LLC/Aquilex
Finance Corp.
11.125%, 12/15/2016	5,000	5,025
Basic Energy Services, Inc.
11.625%, 08/01/2014	40,000	44,200

133

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets PLC
3.125%, 10/01/2015	$1,550,000	$1,558,579
4.750%, 03/10/2019	60,000	62,888
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	382,018
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	150,000	161,910
Chesapeake Energy Corp.
6.500%, 08/15/2017	70,000	70,525
6.875%, 11/15/2020	40,000	40,900
7.625%, 07/15/2013	10,000	10,825
ConocoPhillips
4.600%, 01/15/2015	330,000	366,915
6.500%, 02/01/2039	1,050,000	1,270,145
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	15,000	16,125
8.250%, 04/01/2020 (S)	15,000	16,238
El Paso Corp.
7.000%, 06/15/2017	325,000	342,165
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	27,260
EnCana Corp.
5.900%, 12/01/2017	450,000	524,070
Energy Transfer Equity LP
7.500%, 10/15/2020	55,000	56,925
Enterprise Products Operating LLC
5.250%, 01/31/2020	1,565,000	1,664,291
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	10,000	10,325
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	490,000	540,516
6.500%, 09/01/2039	300,000	308,289
6.850%, 02/15/2020	530,000	621,628
7.125%, 03/15/2012	208,000	221,923
Marathon Oil Corp.
6.500%, 02/15/2014	255,000	291,288
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	148,000	157,088
Newfield Exploration Company
6.625%, 04/15/2016	10,000	10,250
7.125%, 05/15/2018	30,000	31,500
Nexen, Inc.
7.500%, 07/30/2039	40,000	47,820
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	726,959
Old Dominion Electric Cooperative
6.250%, 06/01/2011	141,000	144,804
Peabody Energy Corp.
6.500%, 09/15/2020	486,000	524,880
7.375%, 11/01/2016	160,000	176,400
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	139,274
6.650%, 03/15/2017	85,000	90,079
6.875%, 05/01/2018	15,000	15,950
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	238,484
Pride International, Inc.
6.875%, 08/15/2020	10,000	10,600
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	35,000	36,725
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	555,000	526,900
San Diego Gas & Electric Company
4.500%, 08/15/2040	811,000	751,624

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Statoil ASA
3.125%, 08/17/2017	$750,000	$766,823
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	310,000	401,327
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,042,442
Valero Energy Corp.
4.500%, 02/01/2015	70,000	74,236
6.625%, 06/15/2037	600,000	594,432
8.750%, 06/15/2030	162,000	186,611
Williams Partners LP
5.250%, 03/15/2020	1,450,000	1,550,990

		18,121,649
Financials - 17.96%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	299,635
ACE INA Holdings, Inc.
2.600%, 11/23/2015	685,000	679,660
5.700%, 02/15/2017	100,000	110,906
5.875%, 06/15/2014	125,000	141,381
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	148,659
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	108,750
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	245,000	280,327
Ally Financial, Inc.
8.000%, 11/01/2031	23,000	23,805
AMB Property LP
4.500%, 08/15/2017	920,000	928,022
6.125%, 12/01/2016	85,000	94,963
7.500%, 06/30/2018	106,000	122,859
American Express Centurion Bank
6.000%, 09/13/2017	875,000	996,386
American Express Company
7.000%, 03/19/2018	550,000	651,333
American Express Credit Corp.
5.125%, 08/25/2014	360,000	391,513
American Express Credit Corp., Series C
7.300%, 08/20/2013	500,000	565,945
American General Finance Corp.
5.375%, 10/01/2012	154,000	142,065
American International Group, Inc.
6.250%, 03/15/2037	125,000	106,563
Ameriprise Financial, Inc.
5.300%, 03/15/2020	145,000	156,435
AvalonBay Communities, Inc.
3.950%, 01/15/2021	1,075,000	1,046,632
5.500%, 01/15/2012	79,000	82,609
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	250,000	281,669
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	241,967
Bank of America Corp.
4.375%, 12/01/2010	436,000	436,000
5.420%, 03/15/2017	800,000	792,934
5.625%, 07/01/2020	1,460,000	1,465,617
5.650%, 05/01/2018	125,000	128,088
5.750%, 12/01/2017	100,000	103,535
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.400%, 06/15/2011	300,000	306,769
Barclays Bank PLC
5.140%, 10/14/2020	860,000	789,833
6.050%, 12/04/2017 (S)	550,000	578,073

134

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Brandywine Operating Partnership LP
5.700%, 05/01/2017	$835,000	$848,776
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	5,300
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	219,612
6.750%, 09/15/2017	675,000	790,723
7.375%, 05/23/2014	115,000	132,753
CIT Group Funding Company of
Delaware LLC
10.250%, 05/01/2017	3,507	3,593
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	80,642	79,313
Citigroup, Inc.
4.875%, 05/07/2015	286,000	294,321
5.375%, 08/09/2020	2,035,000	2,078,875
5.500%, 08/27/2012	900,000	958,604
6.125%, 11/21/2017	975,000	1,063,407
6.500%, 08/19/2013	420,000	463,208
6.875%, 03/05/2038	275,000	293,935
Credit Acceptance Corp.
9.125%, 02/01/2017 (S)	5,000	5,225
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	615,000	629,593
Credit Suisse AG
5.400%, 01/14/2020	1,750,000	1,812,486
Credit Suisse New York
4.375%, 08/05/2020	800,000	791,709
6.000%, 02/15/2018	500,000	544,992
Discover Financial Services
6.450%, 06/12/2017	950,000	1,012,876
Dupont Fabros Technology LP
8.500%, 12/15/2017	75,000	81,188
Equity One, Inc.
6.000%, 09/15/2017	235,000	239,734
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,130,000	1,191,837
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	462,825
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	344,233
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	60,673
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	26,000	26,845
First Republic Bank of San Francisco
7.750%, 09/15/2012	111,000	119,168
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	22,115
8.000%, 12/15/2016	150,000	164,794
8.125%, 01/15/2020	100,000	114,603
General Electric Capital Corp.
2.000%, 09/28/2012	1,765,000	1,812,050
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	205,000	218,505
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	130,000	137,150
HBOS PLC
6.000%, 11/01/2033 (S)	180,000	143,966
Health Care Property, Inc.
5.650%, 12/15/2013	200,000	216,802

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care Property, Inc. (continued)
5.950%, 09/15/2011	$150,000	$155,379
6.000%, 03/01/2015	175,000	190,163
7.072%, 06/08/2015	67,000	75,819
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	377,000	387,812
Host Hotels & Resorts LP
6.375%, 03/15/2015	80,000	81,400
6.750%, 06/01/2016	155,000	158,875
HSBC Bank USA NA
7.000%, 01/15/2039	250,000	281,150
HSBC Holdings PLC
0.491%, 10/06/2016 (P)	600,000	575,327
6.800%, 06/01/2038	1,450,000	1,540,215
HSBC USA, Inc.
9.500%, 04/15/2014	135,000	159,010
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	135,800
5.875%, 05/01/2013	250,000	248,750
6.375%, 03/25/2013	145,000	145,725
6.500%, 09/01/2014 (S)	5,000	5,238
6.750%, 09/01/2016 (S)	10,000	10,550
7.125%, 09/01/2018 (S)	140,000	148,050
8.625%, 09/15/2015 (S)	10,000	10,550
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	413,862
JPMorgan Chase & Company
3.700%, 01/20/2015	575,000	599,117
4.250%, 10/15/2020	1,750,000	1,707,388
4.400%, 07/22/2020	1,100,000	1,084,117
5.150%, 10/01/2015	200,000	216,116
6.000%, 01/15/2018	1,055,000	1,188,530
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	608,325
5.584%, 11/23/2015	425,000	464,157
6.875%, 10/01/2019	300,000	347,774
Lazard Group LLC
6.850%, 06/15/2017	650,000	690,084
LBG Capital No.1 PLC
7.875%, 11/01/2020	200,000	182,000
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	50,000	52,405
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	835,567
Liberty Property LP
6.625%, 10/01/2017	100,000	116,470
7.250%, 03/15/2011	195,000	197,934
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	520,000	526,397
Massachusetts Mutual Life
Insurance Company
8.875%, 06/01/2039 (S)	630,000	841,434
MassMutual Global Funding II
2.875%, 04/21/2014 (S)	118,000	124,002
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	200,000	201,635
6.400%, 08/28/2017	1,990,000	2,132,402
6.875%, 04/25/2018	1,175,000	1,289,908
7.750%, 05/14/2038	135,000	142,574
MetLife, Inc.
4.750%, 02/08/2021	105,000	108,942
5.375%, 12/15/2012	650,000	698,825
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	335,000	362,782

135

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Midamerican Funding LLC
6.750%, 03/01/2011	$260,000	$264,054
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	246,000	269,924
Morgan Stanley
4.200%, 11/20/2014	215,000	222,449
5.500%, 07/24/2020	1,150,000	1,175,092
5.550%, 04/27/2017	225,000	237,410
6.000%, 04/28/2015	350,000	380,915
6.250%, 08/28/2017	850,000	922,294
6.625%, 04/01/2018	1,475,000	1,610,607
6.750%, 04/15/2011	106,000	108,316
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	273,651
Navigators Group, Inc.
7.000%, 05/01/2016	59,000	61,782
NBD Bancorp
8.250%, 11/01/2024	270,000	326,452
Nomura Holdings, Inc.
5.000%, 03/04/2015	350,000	369,624
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	155,000	161,456
PacifiCorp
6.350%, 07/15/2038	110,000	128,894
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	32,072	32,026
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,302,044
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	243,753
6.125%, 10/15/2033 (S)	108,000	108,188
Provident Funding Associates
10.250%, 04/15/2017 (S)	40,000	41,300
Prudential Financial, Inc.
4.750%, 09/17/2015	1,425,000	1,540,181
5.150%, 01/15/2013	355,000	380,377
5.375%, 06/21/2020	425,000	451,447
Realty Income Corp.
5.750%, 01/15/2021	600,000	639,357
6.750%, 08/15/2019	550,000	637,801
Regency Centers LP
7.950%, 01/15/2011	319,000	321,311
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	135,000	140,059
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	341,966
Simon Property Group LP
4.375%, 03/01/2021	1,200,000	1,226,282
6.100%, 05/01/2016	150,000	172,499
SLM Corp.
8.000%, 03/25/2020	11,000	11,041
8.450%, 06/15/2018	44,000	45,909
Sovereign Bank
8.750%, 05/30/2018	250,000	288,390
Standard Chartered PLC
3.850%, 04/27/2015 (S)	185,000	191,928
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	242,302
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	692,442
The Charles Schwab Corp.
4.950%, 06/01/2014	230,000	254,414
The Goldman Sachs Group, Inc.
5.450%, 11/01/2012	340,000	365,741
6.000%, 05/01/2014	270,000	299,757

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
6.150%, 04/01/2018	$2,350,000	$2,572,077
6.750%, 10/01/2037	1,405,000	1,406,555
7.500%, 02/15/2019	635,000	739,799
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	550,000	569,063
5.625%, 08/24/2020	500,000	489,523
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	200,000	214,457
Unitrin, Inc.
6.000%, 05/15/2017	350,000	355,780
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	125,000	138,979
US Bancorp
7.500%, 06/01/2026	750,000	861,320
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	147,875
W.R. Berkley Corp.
5.600%, 05/15/2015	313,000	334,982
Wachovia Corp.
5.500%, 05/01/2013 to 08/01/2035	1,170,000	1,184,217
5.750%, 06/15/2017	385,000	431,041
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	250,000	266,286
WEA Finance LLC/WT Finance
Australia Property, Ltd.
7.500%, 06/02/2014 (S)	130,000	150,099
Wells Fargo & Company
4.950%, 10/16/2013	1,820,000	1,959,492
5.625%, 12/11/2017	900,000	1,008,405
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month LIBOR
+ 3.770%)
(Q)	20,000	21,000
Weyerhaeuser Company
7.375%, 10/01/2019	35,000	38,261
7.950%, 03/15/2025	40,000	41,265

		78,445,193
Health Care - 2.62%
Alere, Inc.
9.000%, 05/15/2016	10,000	10,200
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,207,599
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,203,861
6.400%, 02/01/2039	245,000	287,385
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,450
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,119
Cardinal Health, Inc.
5.800%, 10/15/2016	500,000	575,766
Community Health Systems, Inc.
8.875%, 07/15/2015	10,000	10,463
Endo Pharmaceuticals Holdings, Inc.
7.000%, 12/15/2020 (S)	10,000	10,075
Express Scripts, Inc.
6.250%, 06/15/2014	235,000	267,106
7.500%, 02/15/2019	30,000	37,659
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	85,875
HCA, Inc.
6.375%, 01/15/2015	5,000	4,913
7.250%, 09/15/2020	110,000	115,363

136

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
HCA, Inc. (continued)
8.500%, 04/15/2019	$215,000	$234,350
HCA, Inc., PIK
9.625%, 11/15/2016	21,000	22,444
Life Technologies Corp.
4.400%, 03/01/2015	500,000	527,887
6.000%, 03/01/2020	85,000	94,142
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	231,026
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	466,501
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	320,000	364,534
Pfizer, Inc.
6.200%, 03/15/2019	750,000	910,107
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	566,506
Schering Plough Corp.
6.500%, 12/01/2033	1,000,000	1,220,200
Tenet Healthcare Corp.
8.875%, 07/01/2019	170,000	181,050
9.000%, 05/01/2015	40,000	42,900
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	125,000	130,677
UnitedHealth Group, Inc.
3.875%, 10/15/2020	40,000	39,209
6.000%, 02/15/2018	1,030,000	1,187,129
WellPoint, Inc.
4.350%, 08/15/2020	520,000	531,963
7.000%, 02/15/2019	720,000	869,124

		11,446,583
Industrials - 2.49%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	4,938
BE Aerospace, Inc.
6.875%, 10/01/2020	30,000	30,863
Bombardier, Inc.
7.500%, 03/15/2018 (S)	70,000	74,900
7.750%, 03/15/2020 (S)	60,000	64,500
Case New Holland, Inc.
7.875%, 12/01/2017 (S)	100,000	110,250
Cenveo Corp.
7.875%, 12/01/2013	5,000	4,888
CNH America LLC
7.250%, 01/15/2016	30,000	32,400
Continental Airlines, Inc. , Series ERJ1
9.798%, 04/01/2021	7,973	8,152
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022	28,939	31,181
Continental Airlines, Inc., Series 974A
6.900%, 01/02/2018	99,154	105,847
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	187,178	196,537
Corrections Corp. of America
6.750%, 01/31/2014	100,000	100,750
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	10,000	10,600
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	195,000	210,600
Deluxe Corp.
7.375%, 06/01/2015	160,000	165,600
ERAC USA Finance LLC
8.000%, 01/15/2011 (S)	534,000	538,310

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Esterline Technologies Corp.
7.000%, 08/01/2020 (S)	$35,000	$36,225
GATX Financial Corp.
5.500%, 02/15/2012	200,000	207,863
General Electric Capital Corp.
1.875%, 09/16/2013	950,000	954,052
2.800%, 01/08/2013	1,700,000	1,742,172
4.800%, 05/01/2013	475,000	507,557
5.500%, 01/08/2020	900,000	962,086
6.750%, 03/15/2032	934,000	1,016,276
General Electric Company
5.250%, 12/06/2017	735,000	803,826
Goodrich Corp.
7.100%, 11/15/2027	115,000	135,535
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	10,000	9,250
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	5,000	5,050
Masco Corp.
6.125%, 10/03/2016	130,000	133,101
6.500%, 08/15/2032	45,000	39,324
7.125%, 03/15/2020	205,000	214,816
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017	80,000	85,400
Navistar International Corp.
8.250%, 11/01/2021	80,000	85,800
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	170,000	182,325
Raytheon Co.
4.875%, 10/15/2040	455,000	439,823
Republic Services, Inc.
5.250%, 11/15/2021	160,000	175,506
5.500%, 09/15/2019	445,000	497,846
Southwest Airlines
Company, Series 2007-1
6.150%, 08/01/2022	274,331	306,565
SPX Corp.
7.625%, 12/15/2014	10,000	10,863
Textron, Inc.
7.250%, 10/01/2019	200,000	234,565
Waste Management, Inc.
6.375%, 03/11/2015	340,000	394,701

		10,870,843
Information Technology - 0.70%
Avnet, Inc.
6.625%, 09/15/2016	245,000	278,355
Equinix, Inc.
8.125%, 03/01/2018	30,000	31,425
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	15,000	15,225
Intuit, Inc.
5.400%, 03/15/2012	75,000	78,898
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	34,388
Mantech International Corp.
7.250%, 04/15/2018	20,000	20,700
Oracle Corp.
6.125%, 07/08/2039	330,000	375,696
Seagate Technology HDD Holdings
6.875%, 05/01/2020 (S)	90,000	85,500
Seagate Technology International
10.000%, 05/01/2014 (S)	225,000	264,375
Terremark Worldwide, Inc.
12.000%, 06/15/2017	5,000	5,650

137

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Xerox Corp.
6.400%, 03/15/2016	$465,000	$540,062
6.750%, 02/01/2017	950,000	1,122,033
8.250%, 05/15/2014	170,000	202,326

		3,054,633
Materials - 1.37%
Agrium, Inc.
7.125%, 05/23/2036	580,000	670,992
ArcelorMittal
3.750%, 08/05/2015	500,000	508,653
5.375%, 06/01/2013	150,000	159,819
6.125%, 06/01/2018	665,000	711,283
Ashland, Inc.
9.125%, 06/01/2017	10,000	11,475
Ball Corp.
6.750%, 09/15/2020	155,000	165,075
7.125%, 09/01/2016	40,000	43,300
Celanese US Holdings LLC
6.625%, 10/15/2018 (S)	21,000	21,578
CF Industries, Inc.
6.875%, 05/01/2018	40,000	43,900
7.125%, 05/01/2020	40,000	44,750
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)	30,000	30,525
Corporacion Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	180,005
Cytec Industries, Inc.
4.600%, 07/01/2013	133,000	139,950
6.000%, 10/01/2015	950,000	1,057,279
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	100,000	106,000
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	30,000	29,636
7.125%, 01/15/2017 (S)	190,000	200,450
International Paper Company
7.300%, 11/15/2039	160,000	178,631
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	115,000	124,056
MeadWestvaco Corp.
7.375%, 09/01/2019	150,000	161,975
Neenah Paper, Inc.
7.375%, 11/15/2014	10,000	10,113
Novelis, Inc.
7.250%, 02/15/2015	3,000	3,086
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	59,000	59,978
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	415,000	405,785
6.500%, 07/15/2018	425,000	505,512
Rock-Tenn Company
9.250%, 03/15/2016	25,000	27,000
Temple-Inland, Inc.
6.875%, 01/15/2018	125,000	132,932
Vale Inco, Ltd.
5.700%, 10/15/2015	233,000	256,840

		5,990,578
Telecommunication Services - 4.37%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	169,285
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	79,775
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	56,000	61,567

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
AT&T, Inc.
5.350%, 09/01/2040 (S)	$989,000	$936,347
5.500%, 02/01/2018	750,000	856,490
5.625%, 06/15/2016	360,000	413,463
6.300%, 01/15/2038	1,450,000	1,541,350
7.875%, 03/01/2011	94,000	95,716
Bellsouth Corp.
4.750%, 11/15/2012	302,000	323,626
British Telecommunications PLC
5.150%, 01/15/2013	350,000	373,437
5.950%, 01/15/2018	400,000	441,362
9.375%, 12/15/2010	156,000	156,406
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)	10,000	10,650
COX Communications, Inc.
5.875%, 12/01/2016 (S)	750,000	863,430
7.125%, 10/01/2012	458,000	505,340
Cricket Communications, Inc.
7.750%, 05/15/2016	45,000	46,013
Discovery Communications LLC
5.050%, 06/01/2020	915,000	994,043
France Telecom SA
4.375%, 07/08/2014	200,000	217,377
5.375%, 07/08/2019	500,000	566,686
Frontier Communications Corp.
7.125%, 03/15/2019	137,000	141,795
8.125%, 10/01/2018	115,000	126,500
8.250%, 04/15/2017	20,000	22,000
8.500%, 04/15/2020	5,000	5,500
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	5,000	5,375
Intelsat Subsidiary Holding Company SA
8.875%, 01/15/2015 (S)	25,000	25,500
NBC Universal, Inc.
4.375%, 04/01/2021 (S)	625,000	626,259
5.150%, 04/30/2020 (S)	1,420,000	1,513,665
Qwest Communications International, Inc.
7.125%, 04/01/2018 (S)	105,000	109,200
8.000%, 10/01/2015	100,000	106,250
Qwest Corp.
7.500%, 10/01/2014	15,000	16,988
8.375%, 05/01/2016	180,000	216,000
Rogers Communications, Inc.
6.250%, 06/15/2013	130,000	145,272
SBA Telecommunications, Inc.
8.250%, 08/15/2019	30,000	32,850
SBC Communications, Inc.
5.875%, 08/15/2012	150,000	162,530
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)	10,000	8,500
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	5,800
Sprint Capital Corp.
6.900%, 05/01/2019	135,000	129,263
Sprint Nextel Corp.
6.000%, 12/01/2016	5,000	4,688
Telecom Italia Capital SA
5.250%, 11/15/2013	625,000	660,675
6.000%, 09/30/2034	146,000	123,624
6.200%, 07/18/2011	675,000	694,815
Telefonica Emisiones SAU
5.134%, 04/27/2020	350,000	354,514
7.045%, 06/20/2036	675,000	722,811
Verizon Communications, Inc.
5.550%, 02/15/2016	870,000	1,004,753

138

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
6.350%, 04/01/2019	$1,200,000	$1,434,604
6.400%, 02/15/2038	365,000	405,277
6.900%, 04/15/2038	275,000	323,692
8.750%, 11/01/2021	285,000	394,209
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	663,911
Windstream Corp.
7.875%, 11/01/2017	100,000	105,000
8.125%, 09/01/2018	120,000	123,600

		19,067,783
Utilities - 4.13%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	110,000	115,455
AES Corp.
8.000%, 06/01/2020	155,000	161,975
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,281,473
Atmos Energy Corp.
6.350%, 06/15/2017	100,000	114,256
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	817,300
Carolina Power & Light Company
6.500%, 07/15/2012	671,000	729,335
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	143,250
CenterPoint Energy Resources
Corp., Series B
5.950%, 01/15/2014	600,000	662,321
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	638,978
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,023,326
5.950%, 08/15/2016	125,000	146,208
6.150%, 03/15/2012	92,000	98,011
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	345,520
6.400%, 06/15/2018	1,295,000	1,555,077
7.000%, 06/15/2038	215,000	264,940
Duke Energy Corp.
5.650%, 06/15/2013	600,000	663,944
Edison International
3.750%, 09/15/2017	475,000	484,804
Edison Mission Energy
7.750%, 06/15/2016	20,000	17,100
Electricite de France SA
6.500%, 01/26/2019 (S)	400,000	483,142
Enel Finance International SA
6.800%, 09/15/2037 (S)	555,000	581,440
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	56,000	55,300
Georgia Power Company
5.250%, 12/15/2015	600,000	687,785
Idaho Power Company
4.850%, 08/15/2040	1,000,000	930,175
Intergen NV
9.000%, 06/30/2017 (S)	75,000	77,813
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	118,250
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	276,906
Nevada Power Company
6.500%, 08/01/2018	225,000	268,169

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
New York State Electric & Gas Corp.
5.750%, 05/01/2023	$74,000	$73,607
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	227,710
Northern States Power Company
6.250%, 06/01/2036	125,000	145,895
6.500%, 03/01/2028	67,000	79,169
NRG Energy, Inc.
7.250%, 02/01/2014	10,000	10,200
7.375%, 02/01/2016 to 01/15/2017	75,000	75,550
Ohio Edison Company
6.875%, 07/15/2036	230,000	252,169
Oncor Electric Delivery Company
7.500%, 09/01/2038	205,000	253,621
Potomac Electric Power Company
6.500%, 11/15/2037	250,000	293,817
PPL Electric Utilities Corp.
6.250%, 05/15/2039	80,000	92,086
PSEG Power LLC
8.625%, 04/15/2031	154,000	198,463
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	374,494
7.000%, 03/09/2029	54,000	61,297
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	225,000	260,342
Southern California Edison Company
4.500%, 09/01/2040	500,000	459,736
6.000%, 01/15/2034	326,000	366,790
Union Electric Company
6.400%, 06/15/2017	1,050,000	1,205,963
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	151,754
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	475,070
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	231,833

		18,031,819

TOTAL CORPORATE BONDS (Cost $208,121,492)		$213,944,468

CAPITAL PREFERRED SECURITIES - 0.27%
Financials - 0.27%
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month
LIBOR +1.750%)
01/15/2067 (S)	170,000	84,150
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037	125,000	123,438
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057	200,000	208,000
JPMorgan Chase Capital XV
5.875%, 03/15/2035	567,000	567,000
NB Capital Trust IV
8.250%, 04/15/2027	180,000	181,350

		1,163,938

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,206,260)		$1,163,938

139

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.01%
Health Care - 0.00%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	$5,000	$4,306
Telecommunication Services - 0.00%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	9,025
Industrials - 0.00%
Continental Airlines, Inc.
4.500%, 01/15/2015	5,000	8,338
Consumer Discretionary - 0.01%
Ford Motor Company
4.250%, 11/15/2016	5,000	9,600

TOTAL CONVERTIBLE BONDS (Cost $23,464)		$31,269

MUNICIPAL BONDS - 1.92%
Arizona - 0.16%
Salt River Project Agricultural
Improvement & Power District
4.839%, 01/01/2041	740,000	683,723
California - 0.76%
Bay Area Toll Authority
6.263%, 04/01/2049	875,000	891,949
Irvine Ranch Water District Joint
Powers Agency
2.605%, 03/15/2014	455,000	468,181
Los Angeles Unified School District
5.750%, 07/01/2034	425,000	400,728
State of California
7.550%, 04/01/2039	850,000	873,307
University of California
5.770%, 05/15/2043	715,000	695,373

		3,329,538
Florida - 0.03%
Miami Beach Florida
Redevelopment Agency
8.950%, 12/01/2022	135,000	146,254
Illinois - 0.21%
Chicago Illinois O’Hare
International Airport
6.845%, 01/01/2038	500,000	512,005
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	419,258

		931,263
Indiana - 0.01%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	15,000	16,422
Maryland - 0.04%
Maryland State Transportation Authority
5.840%, 07/01/2011	40,000	41,042
5.888%, 07/01/2043	125,000	133,696

		174,738
Massachusetts - 0.10%
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	418,816
Missouri - 0.10%
University of Missouri
5.960%, 11/01/2039	400,000	427,676
New Jersey - 0.19%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	20,000	20,372

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$730,000	$819,739

		840,111
New York - 0.20%
New York State Thruway Authority
5.883%, 04/01/2030	590,000	618,916
Port Authority of New York & New Jersey
6.040%, 12/01/2029	180,000	192,251
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	65,000	66,554

		877,721
Texas - 0.12%
North Texas Tollway Authority
6.718%, 01/01/2049	535,000	530,581

TOTAL MUNICIPAL BONDS (Cost $8,422,484)		$8,376,843

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.65%
Commercial & Residential - 5.62%
American Tower Trust,
Series 2007-1A, Class AFX
5.420%, 04/15/2037 (S)	300,000	327,964
Banc of America Commercial
Mortgage, Inc.
Series 2005-6, Class A4,
5.369%, 09/10/2047 (P)	1,000,000	1,094,781
Series 2002-PB2, Class A4,
6.186%, 06/11/2035	387,185	401,793
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	405,797	430,291
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	560,000	597,504
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	860,000	910,464
Series 2005-T20, Class A4A,
5.298%, 10/12/2042 (P)	575,000	627,068
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,000,000	2,150,850
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	145,000	156,987
Series 2006-PW12, Class A4,
5.906%, 09/11/2038 (P)	1,000,000	1,100,791
Series 2007-PW16, Class A4,
5.906%, 06/11/2040 (P)	2,000,000	2,128,711
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	750,000	771,336
Series 2005-CD1, Class A4,
5.396%, 07/15/2044 (P)	500,000	545,992
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	48,785	48,849
Commercial Mortgage Pass Through
Certificates, Series 2005-C6, Class A5A
5.116%, 06/10/2044 (P)	500,000	539,173
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,000,000	1,055,719
Series 2006-C1, Class A4,
5.609%, 02/15/2039 (P)	1,000,000	1,091,527

140

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
CS First Boston Mortgage Securities Corp,
Series 2003-C3, Class A5
3.936%, 05/15/2038	$500,000	$518,494
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	100,615
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	1,000,000	1,068,700
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	328,812
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,008,368
Series 2005-LDP5, Class A4,
5.363%, 12/15/2044 (P)	1,000,000	1,092,755
LB-UBS Commercial Mortgage Trust
Series 2001-C7, Class A3,
5.642%, 12/15/2025	23,989	24,268
Series 2008-C1, Class A2,
6.324%, 04/15/2041 (P)	1,000,000	1,092,862
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,000,000	1,080,836
Series 2006-C1, Class A4,
5.838%, 05/12/2039 (P)	1,500,000	1,626,984
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	535,230
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	1,000,000	1,092,041
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	39,067	41,036
Series 2001, Class A4,
6.390%, 07/15/2033	91,122	92,724
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class A1,
3.669%, 02/11/2036	93,667	94,036
Series 2003-PWR1, Class A2,
4.493%, 02/11/2036	405,797	425,831
Wachovia Bank Commercial Mortgage
Trust, Series 2005-C20, Class A7
5.118%, 07/15/2042 (P)	310,000	337,241

		24,540,633
U.S. Government - 0.03%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	135,265	144,814
Government National Mortgage
Association, Series 2006-38,
Class XS IO
6.997%, 09/16/2035 (P)	51,548	8,202

		153,016

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $23,585,549)		$24,693,649

ASSET BACKED SECURITIES - 1.28%
Ally Master Owner Trust,
Series 2010-3, Class A
2.880%, 04/15/2015 (S)	1,000,000	1,026,216

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	$430,000	$456,918
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	345,000	373,320
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	300,000	307,500
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,080,353
John Deere Owner Trust,
Series 2010-A, Class A4
2.130%, 10/17/2016	1,000,000	1,024,859
LCP LP, Series 8A, Class A
1.972%, 01/14/2021 (P)(S)	1,300,000	1,293,760
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	41,171	44,122

TOTAL ASSET BACKED SECURITIES (Cost $5,520,737)		$5,607,048

SHORT-TERM INVESTMENTS - 16.76%
Repurchase Agreement - 1.19%
Bank of New York Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.250%
to be repurchased at $5,200,036 on
12/01/2010, collateralized by
$4,917,971 Federal National Mortgage
Association, 5.500% due 12/01/2038
(valued at $5,304,000, including interest)	$5,200,000	5,200,000
Short-Term Securities* - 15.57%
Federal Home Loan Bank
0.185%, 01/21/2011	10,156,000	10,153,338
0.185%, 01/19/2011	17,499,000	17,494,594
0.175%, 01/12/2011	22,436,000	22,431,419
Federal National Mortgage Association
0.180%, 01/19/2011	6,655,000	6,653,370
0.185%, 01/18/2011	6,254,000	6,252,457
0.180%, 01/12/2011	5,000,000	4,998,950

		67,984,128

TOTAL SHORT-TERM INVESTMENTS (Cost $73,184,128)		$73,184,128

Total Investments (Investment Quality Bond Fund)
(Cost $464,161,199) - 108.56%		$474,131,963
Other assets and liabilities, net - (8.56%)		(37,383,488)

TOTAL NET ASSETS - 100.00%		$436,748,475

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.08%
Consumer Discretionary - 14.82%
Auto Components - 1.48%
Johnson Controls, Inc. (L)	121,100	$4,412,884
Automobiles - 0.77%
General Motors Company (I)(L)	67,600	2,311,920
Diversified Consumer Services - 0.61%
Apollo Group, Inc., Class A (I)	53,300	1,812,200

141

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.64%
Carnival Corp.	137,699	$5,688,346
International Game Technology (L)	141,200	2,185,776

		7,874,122
Household Durables - 1.83%
Fortune Brands, Inc.	92,200	5,448,098
Media - 5.39%
Comcast Corp., Class A	289,900	5,798,000
The Interpublic Group of
Companies, Inc. (I)(L)	232,400	2,475,060
Time Warner, Inc.	152,700	4,503,123
Viacom, Inc., Class B	87,300	3,302,559

		16,078,742
Specialty Retail - 2.10%
GameStop Corp., Class A (I)(L)	126,000	2,509,920
Lowe’s Companies, Inc.	165,200	3,750,040

		6,259,960

		44,197,926
Consumer Staples - 7.16%
Beverages - 1.97%
PepsiCo, Inc.	90,800	5,868,404
Food & Staples Retailing - 1.58%
The Kroger Company	200,500	4,721,775
Food Products - 0.43%
Kellogg Company	25,900	1,275,057
Household Products - 1.79%
The Procter & Gamble Company	87,500	5,343,625
Personal Products - 1.39%
Avon Products, Inc.	145,300	4,149,768

		21,358,629
Energy - 11.08%
Energy Equipment & Services - 2.74%
Baker Hughes, Inc.	93,000	4,850,880
Noble Corp.	97,600	3,310,592

		8,161,472
Oil, Gas & Consumable Fuels - 8.34%
Exxon Mobil Corp.	181,100	12,597,316
Hess Corp.	56,700	3,971,835
Marathon Oil Corp.	98,800	3,306,836
Ultra Petroleum Corp. (I)(L)	106,200	4,990,338

		24,866,325

		33,027,797
Financials - 11.96%
Capital Markets - 1.87%
The Bank of New York Mellon Corp. (L)	120,868	3,262,227
The Goldman Sachs Group, Inc.	14,800	2,310,872

		5,573,099
Commercial Banks - 3.67%
U.S. Bancorp	176,000	4,185,280
Wells Fargo & Company	247,978	6,747,481

		10,932,761
Diversified Financial Services - 2.31%
JPMorgan Chase & Company	184,100	6,881,658
Insurance - 4.11%
Aflac, Inc.	105,800	5,448,700
MetLife, Inc.	101,500	3,872,225

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc. (L)	108,400	$2,952,816

		12,273,741

		35,661,259
Health Care - 13.46%
Biotechnology - 2.44%
Alexion Pharmaceuticals, Inc. (I)(L)	22,000	1,681,900
Amgen, Inc. (I)	49,400	2,602,886
Amylin Pharmaceuticals, Inc. (I)(L)	54,900	703,544
Genzyme Corp. (I)	32,202	2,293,426

		7,281,756
Health Care Equipment & Supplies - 4.21%
Baxter International, Inc.	57,500	2,791,625
Boston Scientific Corp. (I)(L)	210,400	1,350,768
Covidien PLC	110,500	4,648,735
Medtronic, Inc.	112,434	3,769,912

		12,561,040
Health Care Providers & Services - 1.76%
UnitedHealth Group, Inc.	143,200	5,229,664
Pharmaceuticals - 5.05%
Allergan, Inc.	70,526	4,673,758
Johnson & Johnson	102,300	6,296,565
Merck & Company, Inc.	118,500	4,084,695

		15,055,018

		40,127,478
Industrials - 12.18%
Aerospace & Defense - 2.74%
General Dynamics Corp. (L)	86,900	5,743,221
Raytheon Company	52,700	2,437,375

		8,180,596
Air Freight & Logistics - 1.79%
FedEx Corp.	58,483	5,328,971
Airlines - 0.96%
Southwest Airlines Company (L)	214,400	2,855,808
Machinery - 5.85%
Dover Corp.	82,400	4,516,344
Illinois Tool Works, Inc.	110,148	5,246,349
PACCAR, Inc. (L)	90,600	4,879,716
Pall Corp.	61,800	2,797,686

		17,440,095
Road & Rail - 0.84%
Ryder Systems, Inc.	57,900	2,496,069

		36,301,539
Information Technology - 19.63%
Communications Equipment - 3.31%
Cisco Systems, Inc. (I)	264,000	5,058,240
QUALCOMM, Inc.	103,000	4,814,220

		9,872,460
Computers & Peripherals - 5.71%
Apple, Inc. (I)	31,100	9,676,765
Hewlett-Packard Company	114,900	4,817,757
Seagate Technology PLC (I)	190,000	2,547,900

		17,042,422
IT Services - 1.01%
Visa, Inc., Class A	40,800	3,013,080
Semiconductors & Semiconductor Equipment - 3.63%
Applied Materials, Inc.	139,700	1,736,471

142

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	78,400	$3,488,016
Intersil Corp., Class A (L)	92,000	1,173,000
Marvell Technology Group, Ltd. (I)	128,600	2,480,694
National Semiconductor Corp.	145,200	1,938,420

		10,816,601
Software - 5.97%
Adobe Systems, Inc. (I)	191,700	5,315,841
Autodesk, Inc. (I)(L)	131,600	4,644,164
Microsoft Corp.	182,400	4,598,304
Symantec Corp. (I)	192,400	3,232,320

		17,790,629

		58,535,192
Materials - 2.03%
Chemicals - 2.03%
Monsanto Company	36,100	2,163,112
The Dow Chemical Company	124,800	3,891,264

		6,054,376

		6,054,376
Telecommunication Services - 2.08%
Diversified Telecommunication Services - 2.08%
AT&T, Inc.	223,400	6,208,287
Utilities - 2.68%
Electric Utilities - 2.68%
American Electric Power Company, Inc.	146,643	5,220,491
FirstEnergy Corp. (L)	78,900	2,770,179

		7,990,670

		7,990,670

TOTAL COMMON STOCKS (Cost $256,422,494)		$289,463,153

INVESTMENT COMPANIES - 0.99%
Financials - 0.99%
SPDR S&P 500 ETF Trust (L)	25,000	2,962,000

TOTAL INVESTMENT COMPANIES (Cost $2,961,030)		$2,962,000

SHORT-TERM INVESTMENTS - 16.31%
Repurchase Agreement - 1.47%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $4,382,001 on 12/1/2010,
collateralized by $4,435,000 Federal
National Mortgage Association, 2.000% due
07/14/2014 (valued at $4,473,806,
including interest)	$4,382,000	4,382,000
Securities Lending Collateral - 14.84%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	4,420,270	44,234,085

TOTAL SHORT-TERM INVESTMENTS (Cost $48,616,047)		$48,616,085

Total Investments (Large Cap Fund)
(Cost $307,999,571) - 114.38%		$341,041,238
Other assets and liabilities, net - (14.38%)		(42,878,987)

TOTAL NET ASSETS - 100.00%		$298,162,251

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.69%
Consumer Discretionary - 13.87%
Hotels, Restaurants & Leisure - 0.58%
Brinker International, Inc.	130,000	$2,657,200
Internet & Catalog Retail - 1.16%
Liberty Media Corp. - Interactive, Series A (I)	343,000	5,302,780
Media - 6.06%
CBS Corp., Class B	311,000	5,237,240
Comcast Corp., Class A	446,000	8,920,000
DISH Network Corp. (I)	142,000	2,611,380
Gannett Company, Inc. (L)	346,000	4,536,060
News Corp., Class A	469,000	6,397,160

		27,701,840
Multiline Retail - 1.23%
Macy’s, Inc.	219,000	5,623,920
Specialty Retail - 4.84%
Foot Locker, Inc. (L)	282,000	5,321,340
GameStop Corp., Class A (I)(L)	167,000	3,326,640
Limited Brands, Inc.	148,000	4,983,160
RadioShack Corp.	238,000	4,391,100
Signet Jewelers, Ltd. (I)	84,000	3,345,720
Williams-Sonoma, Inc. (L)	22,500	748,575

		22,116,535

		63,402,275
Consumer Staples - 5.18%
Beverages - 1.15%
Dr. Pepper Snapple Group, Inc.	144,000	5,274,720
Food & Staples Retailing - 0.52%
The Kroger Company	100,000	2,355,000
Food Products - 2.66%
Corn Products International, Inc.	55,000	2,371,600
Del Monte Foods Company	240,000	4,495,200
Tyson Foods, Inc., Class A	333,000	5,271,390

		12,138,190
Household Products - 0.85%
The Procter & Gamble Company	64,000	3,908,480

		23,676,390
Energy - 6.96%
Energy Equipment & Services - 1.82%
Exterran Holdings, Inc. (I)(L)	146,000	3,309,820
McDermott International, Inc. (I)	275,000	5,040,750

		8,350,570
Oil, Gas & Consumable Fuels - 5.14%
Chevron Corp.	36,000	2,914,920
Marathon Oil Corp.	176,000	5,890,720
Murphy Oil Corp.	54,000	3,646,080
Sunoco, Inc.	130,000	5,218,200
Valero Energy Corp.	299,000	5,824,520

		23,494,440

		31,845,010
Financials - 16.31%
Commercial Banks - 5.34%
CapitalSource, Inc.	518,000	3,346,280
Fifth Third Bancorp	459,000	5,485,050
Huntington Bancshares, Inc.	165,000	962,775
KeyCorp	670,000	5,045,100
Popular, Inc. (I)	1,176,000	3,386,880
SunTrust Banks, Inc.	213,000	4,975,680

143

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wells Fargo & Company	45,000	$1,224,450

		24,426,215
Consumer Finance - 1.72%
Capital One Financial Corp. (L)	69,000	2,568,870
Discover Financial Services	290,000	5,301,200

		7,870,070
Diversified Financial Services - 1.56%
JPMorgan Chase & Company	62,000	2,317,560
The NASDAQ OMX Group, Inc. (I)	223,000	4,785,580

		7,103,140
Insurance - 7.69%
Allied World Assurance
Company Holdings, Ltd.	32,000	1,879,680
American Financial Group, Inc.	168,000	5,169,360
Aspen Insurance Holdings, Ltd.	149,000	4,306,100
Assurant, Inc.	131,000	4,620,370
Axis Capital Holdings, Ltd.	120,000	4,240,800
Berkshire Hathaway, Inc., Class B (I)	17,000	1,354,560
Endurance Specialty Holdings, Ltd. (L)	25,000	1,102,750
Fidelity National Financial, Inc., Class A	55,000	742,500
MBIA, Inc. (I)(L)	453,000	4,525,470
Protective Life Corp.	66,000	1,552,320
Prudential Financial, Inc.	7,000	354,760
The Travelers Companies, Inc.	66,000	3,563,340
Unitrin, Inc.	34,000	804,440
Validus Holdings, Ltd.	32,000	934,720

		35,151,170

		74,550,595
Health Care - 14.67%
Biotechnology - 0.41%
Amgen, Inc. (I)	36,000	1,896,840
Health Care Providers & Services - 8.94%
Aetna, Inc.	180,000	5,331,600
Cardinal Health, Inc.	151,000	5,372,580
CIGNA Corp.	146,000	5,374,260
Coventry Health Care, Inc. (I)	190,000	4,810,800
Health Net, Inc. (I)	178,000	4,806,000
Humana, Inc. (I)	89,000	4,987,560
UnitedHealth Group, Inc.	213,000	7,778,760
WellPoint, Inc. (I)	43,000	2,396,820

		40,858,380
Pharmaceuticals - 5.32%
Bristol-Myers Squibb Company	306,000	7,723,440
Eli Lilly & Company	188,000	6,328,080
Forest Laboratories, Inc. (I)	62,000	1,977,180
Johnson & Johnson	37,000	2,277,350
King Pharmaceuticals, Inc. (I)(L)	342,000	4,839,300
Pfizer, Inc.	72,500	1,181,025

		24,326,375

		67,081,595
Industrials - 7.96%
Aerospace & Defense - 0.80%
Raytheon Company	79,000	3,653,750
Airlines - 1.11%
Southwest Airlines Company	379,000	5,048,280
Construction & Engineering - 1.17%
KBR, Inc.	197,000	5,334,760

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 1.53%
General Electric Company	442,000	$6,996,860
Machinery - 2.39%
Oshkosh Corp. (I)	78,000	2,238,600
The Manitowoc Company, Inc. (L)	368,000	4,040,640
Timken Company	107,000	4,660,920

		10,940,160
Road & Rail - 0.96%
Ryder Systems, Inc.	102,000	4,397,220

		36,371,030
Information Technology - 11.63%
Communications Equipment - 1.28%
Motorola, Inc. (I)	766,000	5,867,560
Computers & Peripherals - 2.94%
Lexmark International, Inc., Class A (I)(L)	128,000	4,638,720
Seagate Technology PLC (I)	313,000	4,197,330
Western Digital Corp. (I)	138,000	4,623,000

		13,459,050
Electronic Equipment, Instruments & Components - 2.51%
Corning, Inc.	359,000	6,339,940
Vishay Intertechnology, Inc. (I)(L)	359,000	5,119,340

		11,459,280
Internet Software & Services - 0.97%
AOL, Inc. (I)	183,000	4,424,940
IT Services - 0.17%
Convergys Corp. (I)	60,000	773,400
Semiconductors & Semiconductor Equipment - 3.76%
Atmel Corp. (I)	463,000	4,810,570
Intel Corp.	366,000	7,729,920
National Semiconductor Corp. (L)	347,000	4,632,450

		17,172,940

		53,157,170
Materials - 4.75%
Chemicals - 1.52%
Cabot Corp.	89,000	3,186,200
Cytec Industries, Inc.	79,000	3,778,570

		6,964,770
Containers & Packaging - 1.05%
Sealed Air Corp.	207,000	4,812,750
Paper & Forest Products - 2.18%
International Paper Company	189,000	4,719,330
MeadWestvaco Corp.	211,000	5,241,240

		9,960,570

		21,738,090
Telecommunication Services - 7.32%
Diversified Telecommunication Services - 4.51%
AT&T, Inc.	150,000	4,168,500
Qwest Communications International, Inc. (L)	892,000	6,244,000
Verizon Communications, Inc.	318,000	10,179,180

		20,591,680
Wireless Telecommunication Services - 2.81%
MetroPCS Communications, Inc. (I)(L)	448,000	5,443,200
Sprint Nextel Corp. (I)(L)	1,369,000	5,174,820
Telephone & Data Systems, Inc.	63,000	2,247,840

		12,865,860

		33,457,540

144

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 11.04%
Electric Utilities - 3.42%
Edison International	149,000	$5,504,060
NV Energy, Inc.	379,000	5,188,510
Pepco Holdings, Inc.	270,000	4,954,500

		15,647,070
Gas Utilities - 1.15%
Atmos Energy Corp.	17,000	511,190
Questar Corp.	285,000	4,733,850

		5,245,040
Independent Power Producers & Energy Traders - 2.12%
Mirant Corp. (I)	446,000	4,424,320
NRG Energy, Inc. (I)	245,000	4,748,100
The AES Corp. (I)	49,000	529,690

		9,702,110
Multi-Utilities - 4.35%
Ameren Corp.	181,000	5,198,320
CMS Energy Corp. (L)	278,000	4,995,660
Integrys Energy Group, Inc. (L)	96,000	4,675,200
NiSource, Inc. (L)	299,000	5,002,270

		19,871,450

		50,465,670

TOTAL COMMON STOCKS (Cost $421,785,867)		$455,745,365

SHORT-TERM INVESTMENTS - 11.26%
Repurchase Agreement - 0.27%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $1,232,000 on 12/01/2010,
collateralized by $1,150,000 Federal Home
Loan Mortgage Corp., 4.500% due
01/15/2013 (valued at $1,262,125,
including interest)	$1,232,000	1,232,000
Securities Lending Collateral - 10.99%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	5,020,439	50,240,038

TOTAL SHORT-TERM INVESTMENTS (Cost $51,467,070)		$51,472,038

Total Investments (Large Cap Value Fund)
(Cost $473,252,937) - 110.95%		$507,217,403
Other assets and liabilities, net - (10.95%)		(50,077,789)

TOTAL NET ASSETS - 100.00%		$457,139,614

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.83%
Consumer Discretionary - 21.50%
Auto Components - 1.77%
Autoliv, Inc. (L)	2,984	$219,085
BorgWarner, Inc. (I)(L)	5,916	356,971
Lear Corp. (I)	1,669	146,488
The Goodyear Tire & Rubber Company (I)	11,975	114,481
TRW Automotive Holdings Corp. (I)	3,491	165,788

		1,002,813

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.67%
Harley-Davidson, Inc.	12,220	$382,242
Distributors - 0.27%
LKQ Corp. (I)	7,057	152,255
Diversified Consumer Services - 1.02%
Apollo Group, Inc., Class A (I)	6,867	233,478
DeVry, Inc.	3,303	141,831
ITT Educational Services, Inc. (I)	1,776	103,878
Strayer Education, Inc. (L)	715	97,147

		576,334
Hotels, Restaurants & Leisure - 3.02%
Chipotle Mexican Grill, Inc. (I)(L)	1,614	417,203
Hyatt Hotels Corp., Class A (I)	1,481	61,995
International Game Technology	15,468	239,445
MGM Resorts International (I)(L)	17,521	214,282
Penn National Gaming, Inc. (I)	1,718	60,319
Royal Caribbean Cruises, Ltd. (I)(L)	2,497	100,504
Starwood Hotels & Resorts Worldwide, Inc.	9,865	560,727
Wendy’s/Arby’s Group, Inc., Class A	11,499	54,850

		1,709,325
Household Durables - 0.38%
Harman International Industries, Inc. (I)	1,804	78,636
NVR, Inc. (I)(L)	144	89,277
Toll Brothers, Inc. (I)(L)	2,494	44,767

		212,680
Internet & Catalog Retail - 1.34%
Expedia, Inc.	10,747	282,969
Netflix, Inc. (I)	2,309	475,423

		758,392
Media - 4.51%
Cablevision Systems Corp., Class A	12,996	411,583
Clear Channel Outdoor Holdings,
Inc., Class A (I)	1,381	18,975
CTC Media, Inc.	2,831	63,726
Lamar Advertising Company, Class A (I)	1,952	71,736
Liberty Global, Inc., Series A (I)(L)	6,200	218,612
Liberty Global, Inc., Series C (I)	5,635	189,561
Liberty Media Corp. - Capital, Series A (I)	3,740	215,349
Liberty Media Corp. - Starz, Series A (I)	2,538	159,501
Scripps Networks Interactive, Inc., Class A	4,725	240,739
Sirius XM Radio, Inc. (I)(L)	201,778	276,436
The Interpublic Group of Companies, Inc. (I)	25,364	270,127
Virgin Media, Inc. (L)	16,361	416,878

		2,553,223
Multiline Retail - 1.90%
Dollar Tree, Inc. (I)	6,549	359,868
Family Dollar Stores, Inc.	6,538	328,208
Nordstrom, Inc.	9,095	389,266

		1,077,342
Specialty Retail - 5.37%
Abercrombie & Fitch Company, Class A	4,579	230,095
Advance Auto Parts, Inc.	4,347	286,859
American Eagle Outfitters, Inc.	5,043	83,210
CarMax, Inc. (I)(L)	11,609	381,936
Dick’s Sporting Goods, Inc. (I)	4,714	161,266
Guess?, Inc.	3,144	148,554
O’Reilly Automotive, Inc. (I)	7,200	433,296
PetSmart, Inc.	6,152	232,915
Ross Stores, Inc.	6,335	411,015
Tiffany & Company	6,598	409,736

145

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Urban Outfitters, Inc. (I)	6,978	$263,699

		3,042,581
Textiles, Apparel & Luxury Goods - 1.25%
Fossil, Inc. (I)	2,786	188,473
Phillips-Van Heusen Corp.	2,237	151,758
Polo Ralph Lauren Corp.	3,374	368,576

		708,807

		12,175,994
Consumer Staples - 3.20%
Beverages - 0.77%
Dr. Pepper Snapple Group, Inc.	6,197	226,996
Hansen Natural Corp. (I)	3,889	206,973

		433,969
Food & Staples Retailing - 0.63%
Whole Foods Market, Inc. (I)	7,582	358,022
Food Products - 0.69%
Flowers Foods, Inc. (L)	4,200	110,040
Green Mountain Coffee Roasters, Inc. (I)	5,820	215,806
Hormel Foods Corp.	1,353	66,405

		392,251
Household Products - 0.43%
Energizer Holdings, Inc. (I)	3,460	243,549
Personal Products - 0.68%
Alberto-Culver Company	4,607	171,380
Herbalife, Ltd.	3,071	210,763

		382,143

		1,809,934
Energy - 13.70%
Energy Equipment & Services - 4.17%
Cameron International Corp. (I)	12,568	604,646
Core Laboratories NV	2,318	198,421
Dresser-Rand Group, Inc. (I)	4,143	157,144
FMC Technologies, Inc. (I)(L)	6,227	524,562
Helmerich & Payne, Inc.	5,491	249,072
McDermott International, Inc. (I)	12,052	220,913
Nabors Industries, Ltd. (I)	9,621	212,528
Oceaneering International, Inc. (I)	2,809	194,102

		2,361,388
Oil, Gas & Consumable Fuels - 9.53%
Alpha Natural Resources, Inc. (I)	6,246	309,552
Arch Coal, Inc.	8,431	246,185
Cabot Oil & Gas Corp.	5,403	188,943
Cobalt International Energy, Inc. (I)	4,584	52,074
Concho Resources, Inc. (I)	4,527	374,609
CONSOL Energy, Inc.	11,716	491,603
Continental Resources, Inc. (I)	1,778	95,034
Denbury Resources, Inc. (I)	6,790	123,442
El Paso Corp.	18,265	246,395
EQT Corp.	7,351	297,495
EXCO Resources, Inc.	9,379	174,168
Forest Oil Corp. (I)	3,631	124,253
Kinder Morgan Management LLC (I)	2,088	133,611
Massey Energy Company	5,033	247,171
Newfield Exploration Company (I)	3,466	231,633
Petrohawk Energy Corp. (I)	15,689	279,735
Pioneer Natural Resources Company	6,019	482,182
QEP Resources, Inc.	9,088	319,261
Quicksilver Resources, Inc. (I)	6,249	88,861
Range Resources Corp.	8,304	348,685

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco, Inc.	6,256	$251,116
Whiting Petroleum Corp. (I)	2,646	291,192

		5,397,200

		7,758,588
Financials - 7.11%
Capital Markets - 1.34%
Affiliated Managers Group, Inc. (I)	2,651	231,724
Eaton Vance Corp.	6,130	182,184
Greenhill & Company, Inc. (L)	1,300	97,422
Janus Capital Group, Inc.	9,301	97,102
SEI Investments Company	6,800	153,544

		761,976
Commercial Banks - 0.76%
CIT Group, Inc. (I)	9,872	389,549
First Horizon National Corp. (I)	4,087	39,113

		428,662
Consumer Finance - 0.91%
Discover Financial Services	28,229	516,026
Diversified Financial Services - 1.03%
CBOE Holdings, Inc.	600	14,274
IntercontinentalExchange, Inc. (I)	3,266	368,078
MSCI, Inc. (I)	5,855	199,421

		581,773
Insurance - 0.25%
Brown & Brown, Inc.	6,212	142,068
Real Estate Investment Trusts - 1.78%
Alexandria Real Estate Equities, Inc.	983	65,615
AvalonBay Communities, Inc.	2,209	243,719
Digital Realty Trust, Inc. (L)	1,552	81,511
Duke Realty Corp.	4,569	50,853
Host Hotels & Resorts, Inc.	34,391	566,764

		1,008,462
Real Estate Management & Development - 0.97%
CB Richard Ellis Group, Inc., Class A (I)	15,027	288,368
Jones Lang LaSalle, Inc.	2,212	176,562
The St. Joe Company (I)(L)	4,756	83,706

		548,636
Thrifts & Mortgage Finance - 0.07%
TFS Financial Corp.	4,799	39,256

		4,026,859
Health Care - 14.72%
Biotechnology - 2.72%
Alexion Pharmaceuticals, Inc. (I)	4,677	357,557
Amylin Pharmaceuticals, Inc. (I)	7,400	94,831
Cephalon, Inc. (I)	1,951	123,869
Dendreon Corp. (I)	7,471	267,014
Human Genome Sciences, Inc. (I)	9,763	239,486
Myriad Genetics, Inc. (I)	5,050	108,727
Vertex Pharmaceuticals, Inc. (I)(L)	10,525	348,693

		1,540,177
Health Care Equipment & Supplies - 3.05%
CareFusion Corp. (I)	5,769	131,937
DENTSPLY International, Inc.	7,040	217,677
Edwards Lifesciences Corp. (I)	5,882	390,330
Gen-Probe, Inc. (I)	2,515	130,428
IDEXX Laboratories, Inc. (I)(L)	2,994	192,245
ResMed, Inc. (I)(L)	7,854	250,935

146

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (I)	6,311	$415,453

		1,729,005
Health Care Providers & Services - 2.43%
AmerisourceBergen Corp.	14,468	446,338
Community Health Systems, Inc. (I)(L)	2,449	78,025
DaVita, Inc. (I)	5,324	387,055
Henry Schein, Inc. (I)(L)	4,749	272,735
Lincare Holdings, Inc.	1,781	45,861
Patterson Companies, Inc. (L)	4,825	143,447

		1,373,461
Health Care Technology - 0.57%
Cerner Corp. (I)(L)	3,638	319,635
Life Sciences Tools & Services - 3.23%
Bio-Rad Laboratories, Inc., Class A (I)	979	91,390
Covance, Inc. (I)	3,360	150,898
Illumina, Inc. (I)	6,449	387,714
Life Technologies Corp. (I)	9,512	473,745
Mettler-Toledo International, Inc. (I)	1,733	251,597
Techne Corp.	1,821	109,387
Waters Corp. (I)	4,776	367,131

		1,831,862
Pharmaceuticals - 2.72%
Endo Pharmaceuticals Holdings, Inc. (I)	2,074	74,685
Hospira, Inc. (I)	8,681	488,393
Mylan, Inc. (I)	16,052	314,057
Perrigo Company	4,282	257,948
Warner Chilcott PLC, Class A	3,828	72,770
Watson Pharmaceuticals, Inc. (I)	6,875	335,088

		1,542,941

		8,337,081
Industrials - 13.35%
Aerospace & Defense - 0.41%
Alliant Techsystems, Inc. (I)	1,700	125,647
Spirit Aerosystems Holdings, Inc., Class A (I)	5,545	107,961

		233,608
Building Products - 0.10%
Owens Corning, Inc. (I)	2,097	55,172
Commercial Services & Supplies - 1.34%
Copart, Inc. (I)	3,720	131,986
Covanta Holding Corp.	6,840	107,525
Iron Mountain, Inc.	9,411	209,018
Stericycle, Inc. (I)(L)	4,205	310,750

		759,279
Construction & Engineering - 1.36%
Foster Wheeler AG (I)	6,617	185,276
Jacobs Engineering Group, Inc. (I)	6,524	251,174
Quanta Services, Inc. (I)	10,925	192,389
The Shaw Group, Inc. (I)	4,382	140,443

		769,282
Electrical Equipment - 2.05%
AMETEK, Inc.	5,526	326,973
Babcock & Wilcox Company (I)	6,031	146,493
Rockwell Automation, Inc.	3,680	243,322
Roper Industries, Inc.	4,887	353,868
Sensata Technologies Holding NV (I)	3,149	87,542

		1,158,198
Industrial Conglomerates - 0.56%
Textron, Inc. (L)	14,229	318,160

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 3.45%
AGCO Corp. (I)	4,827	$217,891
Bucyrus International, Inc.	3,993	356,016
Donaldson Company, Inc.	3,766	204,456
Flowserve Corp.	2,903	306,150
Joy Global, Inc.	5,354	408,617
Navistar International Corp. (I)	3,343	171,095
Pall Corp.	3,005	136,036
SPX Corp.	1,305	85,712
Terex Corp. (I)	2,810	68,227

		1,954,200
Professional Services - 1.66%
Dun & Bradstreet Corp.	2,597	195,658
FTI Consulting, Inc. (I)(L)	2,458	87,603
IHS, Inc., Class A (I)	2,161	156,284
Manpower, Inc.	2,105	118,554
Robert Half International, Inc.	7,275	201,663
Verisk Analytics, Inc., Class A (I)	5,867	177,594

		937,356
Road & Rail - 0.84%
Hertz Global Holdings, Inc. (I)(L)	4,116	50,462
J.B. Hunt Transport Services, Inc.	4,799	175,164
Kansas City Southern (I)	5,321	251,896

		477,522
Trading Companies & Distributors - 1.58%
Fastenal Company (L)	6,885	368,485
MSC Industrial Direct Company, Inc., Class A	2,315	139,224
WW Grainger, Inc. (L)	3,119	389,657

		897,366

		7,560,143
Information Technology - 18.08%
Communications Equipment - 1.17%
Brocade Communications Systems, Inc. (I)	22,826	113,673
F5 Networks, Inc. (I)	4,175	550,599

		664,272
Computers & Peripherals - 1.30%
SanDisk Corp. (I)	12,094	539,392
Western Digital Corp. (I)	5,950	199,325

		738,717
Electronic Equipment, Instruments & Components - 1.90%
Amphenol Corp., Class A	9,014	450,970
Dolby Laboratories, Inc., Class A (I)	2,757	174,491
FLIR Systems, Inc. (I)	8,204	219,908
Trimble Navigation, Ltd. (I)	6,183	230,255

		1,075,624
Internet Software & Services - 2.70%
Akamai Technologies, Inc. (I)	9,423	491,786
DST Systems, Inc.	932	39,946
Equinix, Inc. (I)(L)	2,366	183,602
Genpact, Ltd. (I)	5,122	71,298
Lender Processing Services, Inc.	2,415	74,310
Teradata Corp. (I)	8,681	356,702
VeriSign, Inc. (I)(L)	9,038	310,094

		1,527,738
IT Services - 1.61%
Alliance Data Systems Corp. (I)(L)	2,731	172,271
Broadridge Financial Solutions, Inc.	6,576	135,400
Fiserv, Inc. (I)	7,789	430,732

147

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Global Payments, Inc.	4,100	$170,396

		908,799
Semiconductors & Semiconductor Equipment - 4.58%
Advanced Micro Devices, Inc. (I)	10,413	75,911
Altera Corp.	15,941	559,370
Atmel Corp. (I)	23,948	248,820
Avago Technologies, Ltd. (I)	5,539	144,623
Cree, Inc. (I)(L)	5,327	347,214
Lam Research Corp. (I)	2,277	103,216
Linear Technology Corp.	11,646	379,660
MEMC Electronic Materials, Inc. (I)	11,800	136,526
ON Semiconductor Corp. (I)	22,370	182,427
Skyworks Solutions, Inc. (I)	9,269	235,896
Xilinx, Inc.	6,715	182,111

		2,595,774
Software - 4.82%
ANSYS, Inc. (I)	4,696	227,756
Autodesk, Inc. (I)	11,793	416,175
BMC Software, Inc. (I)	9,269	411,544
Electronic Arts, Inc. (I)	11,140	166,097
FactSet Research Systems, Inc. (L)	2,284	202,522
McAfee, Inc. (I)	7,891	369,693
Nuance Communications, Inc. (I)	12,200	215,635
Red Hat, Inc. (I)	9,804	426,474
Rovi Corp. (I)	5,352	295,270

		2,731,166

		10,242,090
Materials - 5.46%
Chemicals - 3.42%
Celanese Corp., Series A	8,099	299,663
CF Industries Holdings, Inc.	3,688	445,400
FMC Corp.	1,264	98,364
Lubrizol Corp.	3,503	366,274
Nalco Holding Company	7,175	211,089
Sigma-Aldrich Corp. (L)	6,295	397,970
The Scotts Miracle-Gro Company, Class A	2,432	121,503

		1,940,263
Construction Materials - 0.12%
Martin Marietta Materials, Inc. (L)	812	68,646
Containers & Packaging - 0.99%
Ball Corp.	4,514	297,382
Crown Holdings, Inc. (I)	8,414	261,086

		558,468
Metals & Mining - 0.93%
Allegheny Technologies, Inc.	4,603	237,975
Titanium Metals Corp. (I)	3,038	52,466
United States Steel Corp. (L)	4,842	235,370

		525,811

		3,093,188
Telecommunication Services - 1.32%
Wireless Telecommunication Services - 1.32%
Clearwire Corp. (I)(L)	4,900	34,398
MetroPCS Communications, Inc. (I)(L)	12,854	156,176
NII Holdings, Inc. (I)	8,739	338,724
SBA Communications Corp., Class A (I)	5,651	221,237

		750,535

		750,535

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.39%
Independent Power Producers & Energy Traders - 0.39%
Calpine Corp. (I)	18,455	$223,300

TOTAL COMMON STOCKS (Cost $51,488,516)		$55,977,712

SHORT-TERM INVESTMENTS - 13.49%
Short-Term Securities* - 1.42%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.150%	$654,949	654,949
U.S. Treasury Bills 0.115%, 01/20/2011	145,000	144,977
Securities Lending Collateral - 12.07%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	683,444	6,839,295

TOTAL SHORT-TERM INVESTMENTS (Cost $7,640,473)		$7,639,221

Total Investments (Mid Cap Growth Index Fund)
(Cost $59,128,989) - 112.32%		$63,616,933
Other assets and liabilities, net - (12.32%)		(6,975,855)

TOTAL NET ASSETS - 100.00%		$56,641,078

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.06%
Consumer Discretionary - 14.72%
Auto Components - 0.91%
BorgWarner, Inc. (I)(L)	31,834	$1,920,864
Gentex Corp.	39,078	820,247

		2,741,111
Automobiles - 0.11%
Thor Industries, Inc.	11,833	349,428
Distributors - 0.29%
LKQ Corp. (I)	39,970	862,353
Diversified Consumer Services - 1.08%
Career Education Corp. (I)(L)	18,379	326,962
Corinthian Colleges, Inc. (I)(L)	24,625	101,701
ITT Educational Services, Inc. (I)(L)	7,690	449,788
Matthews International Corp., Class A	8,314	270,039
Regis Corp.	16,069	286,350
Service Corp. International (L)	68,912	555,431
Sotheby’s (L)	18,711	750,498
Strayer Education, Inc. (L)	3,878	526,904

		3,267,673
Hotels, Restaurants & Leisure - 2.38%
Bally Technologies, Inc. (I)	15,061	589,939
Bob Evans Farms, Inc.	8,486	264,254
Boyd Gaming Corp. (I)(L)	15,649	139,902
Brinker International, Inc.	28,360	579,678
Chipotle Mexican Grill, Inc. (I)	8,686	2,245,244
International Speedway Corp., Class A	8,180	193,784
Life Time Fitness, Inc. (I)(L)	11,690	461,054

148

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Panera Bread Company, Class A (I)(L)	8,688	$870,885
Scientific Games Corp. (I)	17,612	141,777
The Cheesecake Factory, Inc. (I)(L)	16,611	529,393
Wendy’s/Arby’s Group, Inc., Class A	89,925	428,942
WMS Industries, Inc. (I)(L)	16,221	719,401

		7,164,253
Household Durables - 1.42%
American Greetings Corp., Class A	11,173	224,242
KB Home	20,159	227,797
MDC Holdings, Inc.	10,529	262,909
Mohawk Industries, Inc. (I)	15,704	825,088
NVR, Inc. (I)(L)	1,633	1,012,427
Ryland Group, Inc.	12,315	179,553
Toll Brothers, Inc. (I)(L)	40,294	723,277
Tupperware Brands Corp. (L)	17,616	818,792

		4,274,085
Internet & Catalog Retail - 0.83%
Netflix, Inc. (I)(L)	12,134	2,498,391
Leisure Equipment & Products - 0.22%
Polaris Industries, Inc.	9,347	679,433
Media - 0.70%
DreamWorks Animation SKG, Inc. (I)(L)	19,995	619,645
Harte-Hanks, Inc.	10,836	134,800
John Wiley & Sons, Inc. (L)	12,956	537,674
Lamar Advertising Company, Class A (I)(L)	15,975	587,081
Scholastic Corp.	7,771	218,365

		2,097,565
Multiline Retail - 0.88%
99 Cents Only Stores (I)	13,046	204,953
Dollar Tree, Inc. (I)	35,448	1,947,868
Saks, Inc. (I)(L)	44,928	500,498

		2,653,319
Specialty Retail - 4.15%
Aaron, Inc., Class B (L)	20,355	406,286
Advance Auto Parts, Inc.	23,528	1,552,613
Aeropostale, Inc. (I)	25,814	697,752
American Eagle Outfitters, Inc.	54,598	900,867
AnnTaylor Stores Corp. (I)(L)	16,484	443,584
Barnes & Noble, Inc. (L)	10,886	152,622
Chico’s FAS, Inc.	50,026	602,813
Coldwater Creek, Inc. (I)	16,758	56,642
Collective Brands, Inc. (I)(L)	17,975	303,598
Dick’s Sporting Goods, Inc. (I)	24,590	841,224
Foot Locker, Inc.	43,466	820,203
Guess?, Inc.	17,685	835,616
J. Crew Group, Inc. (I)(L)	17,797	778,085
PetSmart, Inc.	33,102	1,253,242
Rent-A-Center, Inc.	18,424	512,924
The Dress Barn, Inc. (I)	19,298	476,661
Tractor Supply Company (L)	20,270	860,867
Williams-Sonoma, Inc. (L)	30,200	1,004,754

		12,500,353
Textiles, Apparel & Luxury Goods - 1.75%
Deckers Outdoor Corp. (I)	10,069	774,306
Fossil, Inc. (I)	14,806	1,001,626
Hanesbrands, Inc. (I)	26,710	725,177
Phillips-Van Heusen Corp. (L)	18,515	1,256,058
The Timberland Company, Class A (I)	11,240	278,527
The Warnaco Group, Inc. (I)	12,438	669,786

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)(L)	9,807	$566,158

		5,271,638

		44,359,602
Consumer Staples - 3.61%
Beverages - 0.34%
Hansen Natural Corp. (I)	19,201	1,021,877
Food & Staples Retailing - 0.38%
BJ’s Wholesale Club, Inc. (I)	15,239	698,099
Ruddick Corp.	11,867	436,231

		1,134,330
Food Products - 1.62%
Corn Products International, Inc.	21,012	906,037
Flowers Foods, Inc. (L)	21,301	558,086
Green Mountain Coffee Roasters, Inc. (I)(L)	32,171	1,192,901
Lancaster Colony Corp. (L)	5,410	281,699
Ralcorp Holdings, Inc. (I)	15,330	949,234
Smithfield Foods, Inc. (I)	46,352	816,259
Tootsie Roll Industries, Inc. (L)	6,836	182,111

		4,886,327
Household Products - 0.89%
Church & Dwight Company, Inc.	19,827	1,293,712
Energizer Holdings, Inc. (I)	19,596	1,379,362

		2,673,074
Personal Products - 0.29%
Alberto-Culver Company	23,964	891,461
Tobacco - 0.09%
Universal Corp. (L)	6,744	275,897

		10,882,966
Energy - 6.14%
Energy Equipment & Services - 2.46%
Atwood Oceanics, Inc. (I)	15,650	557,140
Dril-Quip, Inc. (I)(L)	9,562	740,481
Exterran Holdings, Inc. (I)	17,647	400,057
Helix Energy Solutions Group, Inc. (I)	29,441	413,057
Oceaneering International, Inc. (I)	15,117	1,044,585
Patterson-UTI Energy, Inc.	43,039	849,590
Pride International, Inc. (I)	49,042	1,525,206
Superior Energy Services, Inc. (I)	22,001	734,613
Tidewater, Inc. (L)	14,351	704,491
Unit Corp. (I)	11,086	443,107

		7,412,327
Oil, Gas & Consumable Fuels - 3.68%
Apache Corp.	1	94
Arch Coal, Inc.	45,365	1,324,658
Bill Barrett Corp. (I)(L)	12,836	493,544
Cimarex Energy Company	23,480	1,891,079
Comstock Resources, Inc. (I)	13,211	323,670
Forest Oil Corp. (I)	31,643	1,082,823
Frontier Oil Corp. (L)	29,505	458,213
Newfield Exploration Company (I)	37,304	2,493,026
Overseas Shipholding Group, Inc. (L)	7,475	261,401
Patriot Coal Corp. (I)(L)	22,354	361,688
Plains Exploration & Production Company (I)	39,117	1,121,093
Quicksilver Resources, Inc. (I)	32,819	466,686
Southern Union Company	34,757	820,613

		11,098,588

		18,510,915

149

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 18.57%
Capital Markets - 2.20%
Affiliated Managers Group, Inc. (I)	14,267	$1,247,078
Apollo Investment Corp.	54,295	573,355
Eaton Vance Corp.	32,984	980,284
Greenhill & Company, Inc. (L)	7,077	530,350
Jefferies Group, Inc. (L)	34,514	833,513
Raymond James Financial, Inc. (L)	27,809	797,562
SEI Investments Company	41,049	926,886
Waddell & Reed Financial, Inc., Class A	23,857	734,796

		6,623,824
Commercial Banks - 3.04%
Associated Banc Corp. (L)	48,296	617,947
BancorpSouth, Inc. (L)	20,512	263,579
Bank of Hawaii Corp.	13,476	583,511
Cathay General Bancorp (L)	21,923	296,180
City National Corp. (L)	12,947	695,513
Commerce Bancshares, Inc.	20,718	777,961
Cullen/Frost Bankers, Inc.	16,942	907,075
FirstMerit Corp.	30,374	529,267
Fulton Financial Corp.	55,504	480,110
International Bancshares Corp. (L)	14,782	254,250
PacWest Bancorp (L)	8,781	149,277
Prosperity Bancshares, Inc. (L)	13,019	423,638
SVB Financial Group (I)(L)	11,711	526,175
Synovus Financial Corp. (L)	219,194	444,964
TCF Financial Corp. (L)	35,379	481,508
Trustmark Corp. (L)	15,875	338,773
Valley National Bancorp (L)	44,986	571,322
Webster Financial Corp.	18,405	303,683
Westamerica Bancorp. (L)	8,137	397,737
Wilmington Trust Corp.	25,560	100,195

		9,142,665
Diversified Financial Services - 0.37%
MSCI, Inc. (I)(L)	32,890	1,120,233
Insurance - 3.95%
American Financial Group, Inc.	22,093	679,802
Arthur J. Gallagher & Company	29,374	824,822
Brown & Brown, Inc.	32,552	744,464
Everest Re Group, Ltd.	15,703	1,311,043
Fidelity National Financial, Inc., Class A	63,598	858,573
First American Financial Corp.	29,076	412,007
Hanover Insurance Group, Inc. (L)	12,541	567,856
HCC Insurance Holdings, Inc.	32,165	903,193
Mercury General Corp.	9,944	426,995
Old Republic International Corp.	72,259	914,799
Protective Life Corp.	23,917	562,528
Reinsurance Group of America, Inc.	20,426	1,019,870
StanCorp Financial Group, Inc.	13,047	542,755
Transatlantic Holdings, Inc.	17,799	900,629
Unitrin, Inc.	14,005	331,358
W.R. Berkley Corp. (L)	33,984	907,033

		11,907,727
Real Estate Investment Trusts - 7.40%
Alexandria Real Estate Equities, Inc.	15,216	1,015,668
AMB Property Corp. (L)	46,985	1,371,022
BRE Properties, Inc.	17,877	769,962
Camden Property Trust (L)	18,702	955,111
Corporate Office Properties Trust (L)	16,553	561,312
Cousins Properties, Inc.	28,659	212,650
Duke Realty Corp.	70,239	781,760
Equity One, Inc. (L)	11,621	201,160
Essex Property Trust, Inc. (L)	8,468	938,593

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust (L)	17,149	$1,327,161
Highwoods Properties, Inc. (L)	19,995	610,047
Hospitality Properties Trust	34,451	762,056
Liberty Property Trust (L)	31,760	995,358
Mack-Cali Realty Corp.	22,169	703,866
Nationwide Health Properties, Inc.	34,554	1,245,672
Omega Healthcare Investors, Inc. (L)	26,462	558,613
Potlatch Corp.	11,165	353,707
Rayonier, Inc.	22,408	1,141,912
Realty Income Corp. (L)	30,682	1,044,722
Regency Centers Corp. (L)	22,856	930,696
Senior Housing Properties Trust	35,575	794,390
SL Green Realty Corp. (L)	21,838	1,428,205
The Macerich Company (L)	36,326	1,683,347
UDR, Inc. (L)	50,086	1,116,918
Weingarten Realty Investors (L)	33,613	796,628

		22,300,536
Real Estate Management & Development - 0.32%
Jones Lang LaSalle, Inc.	11,904	950,177
Thrifts & Mortgage Finance - 1.29%
Astoria Financial Corp. (L)	22,956	276,390
First Niagara Financial Group, Inc. (L)	58,367	722,875
New York Community Bancorp, Inc. (L)	121,607	2,042,998
NewAlliance Bancshares, Inc.	29,338	391,369
Washington Federal, Inc.	31,404	463,523

		3,897,155

		55,942,317
Health Care - 10.55%
Biotechnology - 0.91%
United Therapeutics Corp. (I)(L)	13,870	872,839
Vertex Pharmaceuticals, Inc. (I)(L)	56,632	1,876,218

		2,749,057
Health Care Equipment & Supplies - 3.73%
Beckman Coulter, Inc. (L)	19,333	1,057,708
Edwards Lifesciences Corp. (I)	31,648	2,100,161
Gen-Probe, Inc. (I)	13,592	704,881
Hill-Rom Holdings, Inc.	17,728	701,674
Hologic, Inc. (I)	72,357	1,186,655
IDEXX Laboratories, Inc. (I)(L)	16,112	1,034,552
Immucor, Inc. (I)	19,539	358,931
Kinetic Concepts, Inc. (I)	17,452	693,019
Masimo Corp. (L)	16,423	506,814
ResMed, Inc. (I)(L)	42,263	1,350,303
STERIS Corp. (L)	16,633	572,342
Teleflex, Inc. (L)	11,148	556,731
Thoratec Corp. (I)	16,323	415,502

		11,239,273
Health Care Providers & Services - 3.03%
Community Health Systems, Inc. (I)(L)	26,356	839,702
Health Management Associates,
Inc., Class A (I)	69,975	623,477
Health Net, Inc. (I)	27,202	734,454
Henry Schein, Inc. (I)(L)	25,552	1,467,451
Kindred Healthcare, Inc. (I)(L)	11,023	177,911
LifePoint Hospitals, Inc. (I)(L)	15,140	548,371
Lincare Holdings, Inc. (L)	27,386	705,190
MEDNAX, Inc. (I)	13,302	814,082
Omnicare, Inc.	32,991	760,772
Owens & Minor, Inc.	17,684	499,573
Universal Health Services, Inc., Class B	27,142	1,116,079
VCA Antech, Inc. (I)(L)	24,005	524,389

150

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (I)(L)	11,866	$334,028

		9,145,479
Health Care Technology - 0.32%
Allscripts-Misys Healthcare Solutions, Inc. (I)	54,211	951,403
Life Sciences Tools & Services - 1.57%
Bio-Rad Laboratories, Inc., Class A (I)	5,408	504,837
Charles River Laboratories
International, Inc. (I)(L)	18,500	604,025
Covance, Inc. (I)(L)	18,081	812,018
Mettler-Toledo International, Inc. (I)	9,327	1,354,094
Pharmaceutical Product Development, Inc.	33,175	826,721
Techne Corp. (L)	10,343	621,304

		4,722,999
Pharmaceuticals - 0.99%
Endo Pharmaceuticals Holdings, Inc. (I)(L)	32,225	1,160,422
Medicis Pharmaceutical Corp., Class A	16,801	442,706
Perrigo Company (L)	23,041	1,387,990

		2,991,118

		31,799,329
Industrials - 15.44%
Aerospace & Defense - 0.56%
Alliant Techsystems, Inc. (I)	9,269	685,072
BE Aerospace, Inc. (I)	28,562	1,013,951

		1,699,023
Airlines - 0.40%
AirTran Holdings, Inc. (I)	37,811	281,314
Alaska Air Group, Inc. (I)	10,000	550,000
JetBlue Airways Corp. (I)(L)	56,246	381,910

		1,213,224
Building Products - 0.19%
Lennox International, Inc. (L)	12,768	561,664
Commercial Services & Supplies - 1.54%
Clean Harbors, Inc. (I)(L)	6,393	473,402
Copart, Inc. (I)(L)	20,015	710,132
Corrections Corp. of America (I)	30,847	744,955
Deluxe Corp.	14,345	303,971
Herman Miller, Inc.	15,932	343,175
HNI Corp.	12,575	334,998
Mine Safety Appliances Company	8,609	248,111
Rollins, Inc. (L)	11,833	319,728
The Brinks Company	13,100	321,474
Waste Connections, Inc.	32,372	841,659

		4,641,605
Construction & Engineering - 1.31%
Aecom Technology Corp. (I)	32,426	835,294
Granite Construction, Inc. (L)	9,527	241,700
KBR, Inc.	43,632	1,181,555
The Shaw Group, Inc. (I)	23,578	755,675
URS Corp. (I)	23,393	924,959

		3,939,183
Electrical Equipment - 2.01%
Acuity Brands, Inc. (L)	12,158	654,830
AMETEK, Inc.	29,737	1,759,538
Baldor Electric Company (L)	13,117	830,437
Hubbell, Inc., Class B	16,740	946,814
Regal-Beloit Corp. (L)	10,767	656,787
Thomas & Betts Corp. (I)	14,593	648,659

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Woodward Governor Company	16,367	$552,386

		6,049,451
Industrial Conglomerates - 0.21%
Carlisle Companies, Inc.	17,026	623,492
Machinery - 6.01%
AGCO Corp. (I)(L)	25,976	1,172,557
Bucyrus International, Inc.	22,619	2,016,710
Crane Company	12,983	486,603
Donaldson Company, Inc.	21,331	1,158,060
Gardner Denver, Inc.	14,604	955,832
Graco, Inc. (L)	16,822	604,919
Harsco Corp.	22,468	540,580
IDEX Corp.	22,745	852,255
Joy Global, Inc.	28,836	2,200,764
Kennametal, Inc.	22,879	773,768
Lincoln Electric Holdings, Inc. (L)	11,848	730,548
Nordson Corp.	9,481	753,076
Oshkosh Corp. (I)	25,277	725,450
Pentair, Inc.	27,558	906,658
SPX Corp.	13,956	916,630
Terex Corp. (I)	30,350	736,898
Timken Company	22,419	976,572
Trinity Industries, Inc.	22,266	509,891
Valmont Industries, Inc. (L)	5,957	481,683
Wabtec Corp.	13,381	618,604

		18,118,058
Marine - 0.36%
Alexander & Baldwin, Inc.	11,496	403,395
Kirby Corp. (I)	15,064	672,909

		1,076,304
Professional Services - 1.02%
FTI Consulting, Inc. (I)(L)	13,071	465,850
Korn/Ferry International (I)(L)	12,924	223,844
Manpower, Inc.	22,961	1,293,164
Navigant Consulting Company (I)	13,988	116,380
The Corporate Executive Board Company	9,569	331,949
Towers Watson & Company, Class A	12,640	634,528

		3,065,715
Road & Rail - 1.17%
Con-way, Inc.	15,200	513,760
J.B. Hunt Transport Services, Inc.	24,789	904,799
Kansas City Southern (I)	28,634	1,355,534
Landstar System, Inc.	13,914	500,208
Werner Enterprises, Inc. (L)	12,369	266,923

		3,541,224
Trading Companies & Distributors - 0.66%
GATX Corp.	12,927	428,789
MSC Industrial Direct Company, Inc., Class A	12,436	747,901
United Rentals, Inc. (I)(L)	16,901	331,598
Watsco, Inc. (L)	7,780	468,901

		1,977,189

		46,506,132
Information Technology - 16.00%
Communications Equipment - 2.58%
ADC Telecommunications, Inc. (I)(L)	27,092	344,610
ADTRAN, Inc. (L)	17,485	544,483
Ciena Corp. (I)(L)	26,126	395,809
CommScope, Inc. (I)	26,446	835,958
F5 Networks, Inc. (I)	22,467	2,962,948
Plantronics, Inc.	13,310	476,099

151

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Polycom, Inc. (I)	23,807	$880,978
Riverbed Technology, Inc. (I)	39,700	1,346,227

		7,787,112
Computers & Peripherals - 0.41%
Diebold, Inc.	18,341	576,274
NCR Corp. (I)	44,813	644,859

		1,221,133
Electronic Equipment, Instruments & Components - 2.25%
Arrow Electronics, Inc. (I)	32,895	1,020,074
Avnet, Inc. (I)	42,397	1,299,468
Ingram Micro, Inc., Class A (I)	43,748	780,902
Itron, Inc. (I)	11,273	639,968
National Instruments Corp.	16,413	560,012
Tech Data Corp. (I)	13,013	573,483
Trimble Navigation, Ltd. (I)	33,271	1,239,012
Vishay Intertechnology, Inc. (I)(L)	45,584	650,028

		6,762,947
Internet Software & Services - 1.49%
AOL, Inc. (I)	29,803	720,637
Digital River, Inc. (I)(L)	11,068	407,524
DST Systems, Inc. (L)	10,049	430,700
Equinix, Inc. (I)(L)	12,729	987,770
Lender Processing Services, Inc.	25,988	799,651
Rackspace Hosting, Inc. (I)(L)	26,866	783,681
ValueClick, Inc. (I)(L)	22,841	354,949

		4,484,912
IT Services - 2.08%
Acxiom Corp. (I)	22,342	380,037
Alliance Data Systems Corp. (I)(L)	14,696	927,024
Broadridge Financial Solutions, Inc.	35,385	728,577
Convergys Corp. (I)	34,643	446,548
CoreLogic, Inc.	29,074	529,438
Gartner, Inc. (I)	20,225	650,638
Global Payments, Inc.	22,257	925,001
Jack Henry & Associates, Inc.	23,986	655,777
ManTech International Corp., Class A (I)	6,279	250,658
NeuStar, Inc., Class A (I)	20,949	541,322
SRA International, Inc., Class A (I)	11,919	233,851

		6,268,871
Office Electronics - 0.19%
Zebra Technologies Corp., Class A (I)	15,826	576,699
Semiconductors & Semiconductor Equipment - 3.12%
Atmel Corp. (I)	128,864	1,338,897
Cree, Inc. (I)(L)	30,172	1,966,611
Fairchild Semiconductor
International, Inc. (I)(L)	34,824	489,277
Integrated Device Technology, Inc. (I)	44,274	284,682
International Rectifier Corp. (I)	19,635	556,849
Intersil Corp., Class A (L)	34,573	440,806
Lam Research Corp. (I)	34,670	1,571,591
RF Micro Devices, Inc. (I)	76,212	534,246
Semtech Corp. (I)	17,340	405,583
Silicon Laboratories, Inc. (I)	12,461	529,343
Skyworks Solutions, Inc. (I)(L)	49,877	1,269,370

		9,387,255
Software - 3.88%
ACI Worldwide, Inc. (I)	9,314	236,482
Advent Software, Inc. (I)(L)	4,426	228,293
ANSYS, Inc. (I)	25,379	1,230,882
Cadence Design Systems, Inc. (I)	74,337	584,289

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
FactSet Research Systems, Inc.	12,935	$1,146,946
Fair Isaac Corp. (L)	11,646	271,934
Informatica Corp. (I)(L)	25,839	1,066,634
Mentor Graphics Corp. (I)	30,523	343,231
MICROS Systems, Inc. (I)	22,366	977,842
Parametric Technology Corp. (I)	32,208	689,895
Quest Software, Inc. (I)	17,144	433,743
Rovi Corp. (I)	28,801	1,588,951
Solera Holdings, Inc.	19,562	938,976
Synopsys, Inc. (I)	41,480	1,065,621
TIBCO Software, Inc. (I)	45,771	898,942

		11,702,661

		48,191,590
Materials - 6.38%
Chemicals - 3.32%
Albemarle Corp.	25,491	1,378,808
Ashland, Inc.	21,982	1,118,444
Cabot Corp.	18,242	653,064
Cytec Industries, Inc.	13,697	655,128
Intrepid Potash, Inc. (I)	12,372	379,202
Lubrizol Corp.	18,847	1,970,642
Minerals Technologies, Inc.	5,183	315,334
NewMarket Corp.	2,772	348,718
Olin Corp.	22,112	403,986
RPM International, Inc.	36,303	743,485
Sensient Technologies Corp.	13,866	471,028
The Scotts Miracle-Gro Company, Class A	12,900	644,484
Valspar Corp. (L)	27,494	908,402

		9,990,725
Construction Materials - 0.36%
Martin Marietta Materials, Inc. (L)	12,710	1,074,503
Containers & Packaging - 1.58%
AptarGroup, Inc.	18,835	860,194
Greif, Inc., Class A	8,690	507,844
Packaging Corp. of America	28,933	742,131
Rock-Tenn Company, Class A	10,877	588,337
Silgan Holdings, Inc.	14,986	513,121
Sonoco Products Company	28,104	920,687
Temple-Inland, Inc.	30,089	630,966

		4,763,280
Metals & Mining - 1.02%
Carpenter Technology Corp.	12,276	447,706
Commercial Metals Company (L)	31,915	490,534
Reliance Steel & Aluminum Company	20,736	921,715
Steel Dynamics, Inc.	60,542	965,039
Worthington Industries, Inc. (L)	16,003	256,368

		3,081,362
Paper & Forest Products - 0.10%
Louisiana-Pacific Corp. (I)(L)	36,077	295,831

		19,205,701
Telecommunication Services - 0.78%
Diversified Telecommunication Services - 0.28%
Cincinnati Bell, Inc. (I)(L)	56,279	137,321
TW Telecom, Inc. (I)	42,321	697,450

		834,771
Wireless Telecommunication Services - 0.50%
Syniverse Holdings, Inc. (I)	19,372	592,008

152

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	25,816	$921,115

		1,513,123

		2,347,894
Utilities - 5.87%
Electric Utilities - 1.69%
Cleco Corp.	16,957	514,306
DPL, Inc.	33,210	841,209
Great Plains Energy, Inc. (L)	37,850	705,903
Hawaiian Electric Industries, Inc. (L)	26,156	572,555
IDACORP, Inc.	13,454	488,649
NV Energy, Inc.	65,645	898,680
PNM Resources, Inc.	24,200	289,916
Westar Energy, Inc. (L)	30,935	770,591

		5,081,809
Gas Utilities - 2.03%
AGL Resources, Inc.	21,759	799,208
Atmos Energy Corp.	25,172	756,922
Energen Corp.	20,069	874,406
National Fuel Gas Company (L)	22,887	1,450,120
Questar Corp.	49,017	814,172
UGI Corp.	30,697	910,780
WGL Holdings, Inc.	14,197	514,783

		6,120,391
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	28,635	145,752
Multi-Utilities - 1.83%
Alliant Energy Corp.	30,935	1,123,250
Black Hills Corp. (L)	10,946	332,211
MDU Resources Group, Inc.	52,538	1,073,880
NSTAR	28,922	1,197,371
OGE Energy Corp.	27,187	1,210,093
Vectren Corp.	22,715	588,319

		5,525,124
Water Utilities - 0.27%
Aqua America, Inc. (L)	38,324	825,882

		17,698,958

TOTAL COMMON STOCKS (Cost $198,235,719)		$295,445,404

SHORT-TERM INVESTMENTS - 27.98%
Short-Term Securities* - 1.67%
Federal Home Loan Bank Discount Notes,
0.070%, 12/01/2010	$5,030,000	5,030,000

SECURITIES LENDING COLLATERAL - 26.31%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	7,922,802	79,284,268

TOTAL SHORT-TERM INVESTMENTS (Cost $84,317,728)		$84,314,268

Total Investments (Mid Cap Index Fund)
(Cost $282,553,447) - 126.04%		$379,759,672
Other assets and liabilities, net - (26.04%)		(78,452,125)

TOTAL NET ASSETS - 100.00%		$301,307,547

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.44%
Consumer Discretionary - 24.02%
Auto Components - 0.91%
Gentex Corp. (L)	406,200	$8,526,138
Distributors - 1.25%
LKQ Corp. (I)	539,700	11,644,028
Diversified Consumer Services - 0.69%
Xueda Education Group (I)	522,750	6,455,963
Hotels, Restaurants & Leisure - 1.79%
Accor SA	229,175	9,683,101
Domino’s Pizza UK & IRL PLC	197,628	1,616,418
The Cheesecake Factory, Inc. (I)(L)	170,490	5,433,516

		16,733,035
Household Durables - 4.90%
Jarden Corp.	361,668	11,103,208
MRV Engenharia e Participacoes SA	1,045,200	10,332,521
PDG Realty SA Empreendimentos
e Participacoes	1,395,500	8,456,343
Tempur-Pedic International, Inc. (I)(L)	452,041	15,871,160

		45,763,232
Internet & Catalog Retail - 1.99%
Netflix, Inc. (I)(L)	26,270	5,408,993
priceline.com, Inc. (I)	33,430	13,173,092

		18,582,085
Leisure Equipment & Products - 0.97%
Brunswick Corp. (L)	565,810	9,024,670
Media - 0.85%
DreamWorks Animation SKG, Inc. (I)(L)	254,939	7,900,560
Multiline Retail - 1.67%
Big Lots, Inc. (I)	270,200	8,281,630
Family Dollar Stores, Inc.	145,780	7,318,156

		15,599,786
Specialty Retail - 3.85%
Advance Auto Parts, Inc.	145,610	9,608,804
Dick’s Sporting Goods, Inc. (I)(L)	356,900	12,209,549
Ross Stores, Inc. (L)	217,500	14,111,400

		35,929,753
Textiles, Apparel & Luxury Goods - 5.15%
Coach, Inc. (L)	274,800	15,537,192
Columbia Sportswear Company (L)	170,300	9,475,492
Hanesbrands, Inc. (I)(L)	474,400	12,879,960
Pandora A/S (I)	195,622	10,220,318

		48,112,962

		224,272,212
Consumer Staples - 3.81%
Food & Staples Retailing - 1.75%
Fresh Market, Inc. (I)	211,400	7,663,250
Whole Foods Market, Inc. (I)(L)	184,359	8,705,432

		16,368,682
Food Products - 2.06%
Green Mountain Coffee Roasters, Inc. (I)(L)	518,690	19,233,025

		35,601,707
Energy - 2.03%
Energy Equipment & Services - 0.94%
Ensco International PLC, ADR	185,900	8,811,660
Oil, Gas & Consumable Fuels - 1.09%
CONSOL Energy, Inc.	190,700	8,001,772

153

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Karoon Gas Australia, Ltd. (I)	308,387	$2,172,702

		10,174,474

		18,986,134
Financials - 4.25%
Capital Markets - 3.40%
Ameriprise Financial, Inc.	180,280	9,345,715
Invesco, Ltd.	601,500	13,076,610
SEI Investments Company (L)	412,900	9,323,282

		31,745,607
Commercial Banks - 0.70%
BanColombia SA (L)	105,900	6,534,030
Diversified Financial Services - 0.04%
Great American Group, Inc. (I)	984,000	393,600
Insurance - 0.11%
Brasil Insurance Participacoes e
Administracao SA (I)	1,100	1,048,933

		39,722,170
Health Care - 13.32%
Biotechnology - 0.86%
Alkermes, Inc. (I)	225,901	2,367,442
Amylin Pharmaceuticals, Inc. (I)(L)	165,867	2,125,586
Regeneron Pharmaceuticals, Inc. (I)(L)	122,900	3,541,978

		8,035,006
Health Care Equipment & Supplies - 2.95%
Edwards Lifesciences Corp. (I)(L)	154,400	10,245,984
HeartWare International, Inc. (I)	77,800	7,154,488
Hologic, Inc. (I)	620,100	10,169,640

		27,570,112
Health Care Providers & Services - 1.86%
Cardinal Health, Inc.	262,500	9,339,750
Coventry Health Care, Inc. (I)	316,800	8,021,376

		17,361,126
Health Care Technology - 2.83%
Allscripts-Misys Healthcare Solutions, Inc. (I)	647,700	11,367,135
SXC Health Solutions Corp. (I)	391,186	15,001,983

		26,369,118
Life Sciences Tools & Services - 1.48%
Pharmaceutical Product Development, Inc.	554,200	13,810,664
Pharmaceuticals - 3.34%
Auxilium Pharmaceuticals, Inc. (I)(L)	276,800	5,239,824
Mylan, Inc. (I)(L)	458,300	8,966,640
Salix Pharmaceuticals, Ltd. (I)	173,700	7,755,705
Watson Pharmaceuticals, Inc. (I)	189,180	9,220,633

		31,182,802

		124,328,828
Industrials - 16.99%
Aerospace & Defense - 2.03%
BE Aerospace, Inc. (I)	245,394	8,711,487
Safran SA	328,516	10,286,628

		18,998,115
Air Freight & Logistics - 1.02%
Expeditors International of
Washington, Inc. (L)	179,600	9,500,840
Airlines - 1.71%
JetBlue Airways Corp. (I)(L)	1,376,200	9,344,398

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
United Continental Holdings, Inc. (I)(L)	238,700	$6,607,216

		15,951,614
Building Products - 0.68%
Lennox International, Inc. (L)	143,500	6,312,565
Commercial Services & Supplies - 2.32%
Corrections Corp. of America (I)(L)	528,050	12,752,408
The Geo Group, Inc. (I)(L)	368,100	8,871,210

		21,623,618
Construction & Engineering - 2.19%
Aecom Technology Corp. (I)	513,400	13,225,184
Fluor Corp.	124,500	7,199,835

		20,425,019
Machinery - 3.02%
Ingersoll-Rand PLC (L)	379,800	15,571,800
Navistar International Corp. (I)	247,500	12,667,050

		28,238,850
Professional Services - 1.14%
Manpower, Inc.	189,200	10,655,744
Road & Rail - 2.20%
J.B. Hunt Transport Services, Inc.	241,400	8,811,100
Localiza Rent A Car SA	716,000	11,759,337

		20,570,437
Trading Companies & Distributors - 0.68%
United Rentals, Inc. (I)(L)	325,600	6,388,272

		158,665,074
Information Technology - 30.41%
Communications Equipment - 8.66%
AAC Acoustic Technologies Holdings, Inc.	2,168,000	5,980,130
Acme Packet, Inc. (I)(L)	312,000	15,281,760
ADTRAN, Inc.	279,000	8,688,060
Aruba Networks, Inc. (I)	550,900	11,679,080
Finisar Corp. (I)(L)	413,300	7,902,296
Polycom, Inc. (I)	549,000	20,315,745
Riverbed Technology, Inc. (I)(L)	325,100	11,024,141

		80,871,212
Computers & Peripherals - 0.92%
NetApp, Inc. (I)(L)	168,100	8,561,333
Electronic Equipment, Instruments & Components - 1.64%
Jabil Circuit, Inc.	719,820	10,876,480
Sanmina-SCI Corp. (I)	426,899	4,461,095

		15,337,575
Internet Software & Services - 3.46%
Genpact, Ltd. (I)(L)	538,700	7,498,704
GSI Commerce, Inc. (I)(L)	352,100	8,397,585
Teradata Corp. (I)	222,400	9,138,416
VistaPrint NV (I)(L)	180,980	7,297,114

		32,331,819
IT Services - 1.08%
Cognizant Technology Solutions
Corp., Class A (I)	155,070	10,076,449
Semiconductors & Semiconductor Equipment - 9.46%
Broadcom Corp., Class A (L)	313,200	13,934,268
Cavium Networks, Inc. (I)(L)	301,100	11,078,975
Cypress Semiconductor Corp. (I)	231,200	3,622,904
LSI Corp. (I)	1,371,700	7,873,558
Marvell Technology Group, Ltd. (I)	238,800	4,606,452
Maxim Integrated Products, Inc.	468,900	10,901,925

154

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
OmniVision Technologies, Inc. (I)	380,800	$10,772,832
Power Integrations, Inc. (L)	181,600	7,316,664
Skyworks Solutions, Inc. (I)(L)	718,000	18,273,100

		88,380,678
Software - 5.19%
Cadence Design Systems, Inc. (I)(L)	1,333,900	10,484,454
Citrix Systems, Inc. (I)	104,900	6,967,458
Concur Technologies, Inc. (I)(L)	176,300	9,028,323
Fortinet, Inc. (I)(L)	147,400	4,697,638
SuccessFactors, Inc. (I)	263,300	7,943,761
TIBCO Software, Inc. (I)	473,700	9,303,468

		48,425,102

		283,984,168
Materials - 3.33%
Chemicals - 1.89%
CF Industries Holdings, Inc.	79,700	9,625,369
Methanex Corp.	272,000	7,972,320

		17,597,689
Metals & Mining - 1.44%
Consolidated Thompson Iron Mines, Ltd. (I)	798,200	9,276,242
Vallar PLC (I)	278,425	4,211,664

		13,487,906

		31,085,595
Telecommunication Services - 1.28%
Wireless Telecommunication Services - 1.28%
MetroPCS Communications, Inc. (I)(L)	979,900	11,905,779

TOTAL COMMON STOCKS (Cost $748,387,075)		$928,551,667

SHORT-TERM INVESTMENTS - 25.68%
Repurchase Agreement - 1.66%
Bank of New York Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.250% to
be repurchased at $15,500,108 on
12/01/2010, collateralized by
$14,659,337 Federal Home Loan Mortgage
Corp., 5.500% due 12/01/2038 (valued at
$15,810,000, including interest)	$15,500,000	15,500,000
Securities Lending Collateral - 24.02%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	22,408,282	224,241,923

TOTAL SHORT-TERM INVESTMENTS (Cost $239,731,728)		$239,741,923

Total Investments (Mid Cap Stock Fund)
(Cost $988,118,803) - 125.12%		$1,168,293,590
Other assets and liabilities, net - (25.12%)		(234,529,138)

TOTAL NET ASSETS - 100.00%		$933,764,452

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.05%
Consumer Discretionary - 11.79%
Auto Components - 0.14%
TRW Automotive Holdings Corp. (I)	5,254	$249,512

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.25%
Ford Motor Company (I)(L)	27,194	$433,472
Diversified Consumer Services - 1.00%
Apollo Group, Inc., Class A (I)	10,032	341,088
Capella Education Company (I)	4,671	255,924
Career Education Corp. (I)	19,230	342,102
Corinthian Colleges, Inc. (I)(L)	40,288	166,389
DeVry, Inc.	7,920	340,085
ITT Educational Services, Inc. (I)	4,864	284,495

		1,730,083
Hotels, Restaurants & Leisure - 1.83%
MGM Resorts International (I)(L)	17,145	209,683
Penn National Gaming, Inc. (I)(L)	58,664	2,059,693
Royal Caribbean Cruises, Ltd. (I)(L)	22,646	911,502

		3,180,878
Household Durables - 1.36%
D.R. Horton, Inc. (L)	34,167	343,037
KB Home (L)	16,456	185,953
Lennar Corp., Class A (L)	23,761	360,930
Mohawk Industries, Inc. (I)	14,969	786,471
Pulte Group, Inc. (I)(L)	21,678	135,704
Stanley Black & Decker, Inc.	9,159	545,235

		2,357,330
Leisure Equipment & Products - 1.11%
Hasbro, Inc. (L)	40,640	1,936,902
Media - 2.05%
Liberty Media Corp. - Starz, Series A (I)	10,245	643,847
National CineMedia, Inc.	89,082	1,662,270
Regal Entertainment Group (L)	92,887	1,253,975

		3,560,092
Multiline Retail - 2.46%
Macy’s, Inc. (L)	98,074	2,518,540
Nordstrom, Inc.	41,272	1,766,442

		4,284,982
Specialty Retail - 0.65%
Abercrombie & Fitch Company, Class A (L)	22,487	1,129,972
Textiles, Apparel & Luxury Goods - 0.94%
VF Corp. (L)	19,811	1,641,936

		20,505,159
Consumer Staples - 2.87%
Tobacco - 2.87%
Lorillard, Inc.	62,657	4,986,244
Energy - 12.27%
Energy Equipment & Services - 5.12%
Cameron International Corp. (I)	25,981	1,249,946
Helix Energy Solutions Group, Inc. (I)(L)	146,891	2,060,881
McDermott International, Inc. (I)	118,989	2,181,068
Nabors Industries, Ltd. (I)	84,862	1,874,602
Noble Corp.	26,491	898,575
Oceaneering International, Inc. (I)(L)	9,183	634,545
Schlumberger, Ltd.	1	77

		8,899,694
Oil, Gas & Consumable Fuels - 7.15%
Alpha Natural Resources, Inc. (I)	37,282	1,847,696
El Paso Corp.	101,348	1,367,185
Enbridge, Inc.	40,463	2,253,384
EQT Corp.	16,710	676,254
Newfield Exploration Company (I)	43,091	2,879,772
Pioneer Natural Resources Company	17,694	1,417,466

155

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	9,919 $	348,454
Southwestern Energy Company (I)	13,326	482,401
Ultra Petroleum Corp. (I)(L)	8,089	380,102
Whiting Petroleum Corp. (I)	7,213	793,791

		12,446,505

		21,346,199
Financials - 18.22%
Capital Markets - 1.17%
Artio Global Investors, Inc.	18,530	242,187
Invesco, Ltd. (L)	82,102	1,784,897

		2,027,084
Commercial Banks - 4.52%
CIT Group, Inc. (I)	70,486	2,781,378
Comerica, Inc.	28,245	1,030,660
Cullen/Frost Bankers, Inc.	8,090	433,139
Fifth Third Bancorp	101,347	1,211,097
Huntington Bancshares, Inc.	76,345	445,473
KeyCorp (L)	67,165	505,752
SunTrust Banks, Inc.	43,393	1,013,660
TCF Financial Corp. (L)	31,854	433,533

		7,854,692
Diversified Financial Services - 0.32%
PICO Holdings, Inc. (I)	19,403	553,956
Insurance - 8.57%
AON Corp.	10,840	434,901
Assurant, Inc.	33,042	1,165,391
Axis Capital Holdings, Ltd.	43,557	1,539,304
Everest Re Group, Ltd.	18,233	1,522,273
Lincoln National Corp.	74,720	1,784,314
PartnerRe, Ltd.	24,009	1,860,698
Transatlantic Holdings, Inc.	18,329	927,447
XL Group PLC	288,916	5,680,089

		14,914,417
Real Estate Investment Trusts - 3.64%
AvalonBay Communities, Inc.	8,823	973,442
Boston Properties, Inc.	7,650	641,070
Equity Residential	21,702	1,084,666
Pebblebrook Hotel Trust (I)	19,914	373,188
ProLogis	96,481	1,255,218
Rayonier, Inc.	17,204	876,716
Ventas, Inc.	21,995	1,127,684

		6,331,984

		31,682,133
Health Care - 11.19%
Health Care Equipment & Supplies - 0.87%
Boston Scientific Corp. (I)(L)	236,757	1,519,980
Health Care Providers & Services - 2.26%
CIGNA Corp.	76,079	2,800,468
Universal Health Services, Inc., Class B	27,353	1,124,755

		3,925,223
Life Sciences Tools & Services - 3.58%
Agilent Technologies, Inc. (I)	90,446	3,167,419
Life Technologies Corp. (I)	61,396	3,057,828

		6,225,247
Pharmaceuticals - 4.48%
Forest Laboratories, Inc. (I)	62,191	1,983,271
Hospira, Inc. (I)	17,461	982,356
Mylan, Inc. (I)	166,899	3,265,379

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)	31,811	$1,550,468

		7,781,474

		19,451,924
Industrials - 16.78%
Aerospace & Defense - 1.20%
Goodrich Corp.	24,323	2,086,184
Airlines - 1.42%
AMR Corp. (I)(L)	32,611	279,150
Delta Air Lines, Inc. (I)	54,933	751,483
United Continental Holdings, Inc. (I)(L)	33,281	921,218
US Airways Group, Inc. (I)	46,571	519,732

		2,471,583
Building Products - 0.78%
A.O. Smith Corp.	34,560	1,362,010
Commercial Services & Supplies - 0.61%
Ritchie Brothers Auctioneers, Inc. (L)	53,016	1,061,380
Construction & Engineering - 3.00%
Chicago Bridge & Iron Company NV (I)	52,965	1,499,439
Fluor Corp. (L)	15,694	907,584
Foster Wheeler AG (I)	34,271	959,588
Jacobs Engineering Group, Inc. (I)	24,919	959,382
KBR, Inc.	33,071	895,563

		5,221,556
Electrical Equipment - 3.28%
Babcock & Wilcox Company (I)	44,232	1,074,395
Cooper Industries PLC	60,603	3,302,864
Rockwell Automation, Inc. (L)	20,047	1,325,508

		5,702,767
Machinery - 5.04%
AGCO Corp. (I)(L)	36,705	1,656,864
Eaton Corp.	30,023	2,894,217
Ingersoll-Rand PLC (L)	17,533	718,853
Navistar International Corp. (I)	9,798	501,462
Parker Hannifin Corp.	14,923	1,197,272
Terex Corp. (I)	42,423	1,030,030
The Manitowoc Company, Inc. (L)	69,785	766,239

		8,764,937
Road & Rail - 1.45%
Con-way, Inc.	7,746	261,815
Kansas City Southern (I)	36,141	1,710,915
Knight Transportation, Inc. (L)	5,051	97,383
Landstar System, Inc. (L)	4,458	160,265
Old Dominion Freight Lines, Inc. (I)(L)	5,293	152,862
Werner Enterprises, Inc. (L)	6,053	130,624

		2,513,864

		29,184,281
Information Technology - 8.66%
Communications Equipment - 0.28%
Brocade Communications Systems, Inc. (I)	66,843	332,878
Tellabs, Inc.	24,176	152,551

		485,429
Computers & Peripherals - 0.66%
Western Digital Corp. (I)	34,082	1,141,747
Electronic Equipment, Instruments & Components - 1.09%
Avnet, Inc. (I)	61,960	1,899,074
IT Services - 0.61%
Computer Sciences Corp.	23,808	1,062,551

156

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.21%
LSI Corp. (I)	637,916	$3,661,638
Microchip Technology, Inc. (L)	28,814	968,439
NXP Semiconductor NV (I)(L)	75,364	948,079

		5,578,156
Software - 2.81%
Autodesk, Inc. (I)(L)	26,649	940,443
BMC Software, Inc. (I)	32,063	1,423,597
Check Point Software Technologies, Ltd. (I)(L)	58,986	2,528,730

		4,892,770

		15,059,727
Materials - 8.38%
Chemicals - 4.89%
Agrium, Inc. (L)	16,323	1,309,594
Eastman Chemical Company	29,597	2,302,943
Huntsman Corp. (L)	107,360	1,660,859
Lubrizol Corp. (L)	14,855	1,553,239
PPG Industries, Inc.	21,594	1,683,468

		8,510,103
Construction Materials - 0.60%
Cemex SAB de CV, SADR (I)(L)	115,801	1,046,841
Metals & Mining - 1.92%
Cliffs Natural Resources, Inc.	9,632	658,251
Freeport-McMoRan Copper & Gold, Inc.	16,761	1,698,225
Steel Dynamics, Inc.	37,011	589,955
United States Steel Corp. (L)	7,892	383,630

		3,330,061
Paper & Forest Products - 0.97%
Domtar Corp.	9,978	757,530
Louisiana-Pacific Corp. (I)(L)	114,301	937,268

		1,694,798

		14,581,803
Telecommunication Services - 2.12%
Diversified Telecommunication Services - 1.97%
CenturyLink, Inc. (L)	20,475	880,220
Qwest Communications International, Inc. (L)	157,918	1,105,426
Windstream Corp.	110,033	1,434,830

		3,420,476
Wireless Telecommunication Services - 0.15%
Sprint Nextel Corp. (I)	70,658	267,087

		3,687,563
Utilities - 4.77%
Electric Utilities - 1.65%
Allegheny Energy, Inc.	43,272	987,467
Pepco Holdings, Inc.	63,788	1,170,510
Pinnacle West Capital Corp.	17,724	716,404

		2,874,381
Gas Utilities - 0.17%
Questar Corp.	18,209	302,451
Multi-Utilities - 2.95%
CenterPoint Energy, Inc.	77,941	1,218,217
DTE Energy Company	27,525	1,226,239
Sempra Energy	19,698	986,673
Wisconsin Energy Corp.	28,119	1,693,326

		5,124,455

		8,301,287

TOTAL COMMON STOCKS (Cost $121,529,807)		$168,786,320

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.51%
Consumer Discretionary - 0.51%
Ford Motor Company
4.250%, 11/15/2016	467,000	$896,640

TOTAL CONVERTIBLE BONDS (Cost $467,000)		$896,640

SHORT-TERM INVESTMENTS - 19.47%
Repurchase Agreement - 0.06%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.01% to be
repurchased at $103,000 on 12/01/2010,
collateralized by $105,000 Federal National
Mortgage Association, 2.000% due
07/14/2014 (valued at $105,919,
including interest).	$103,000	103,000
Short-Term Securities* - 2.18%
Federal Home Loan Bank Discount Notes,
0.070%, 12/01/2010	3,800,000	3,800,000
Securities Lending Collateral - 17.23%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	2,993,766	29,958,918

TOTAL SHORT-TERM INVESTMENTS (Cost $33,855,358)		$33,861,918

Total Investments (Mid Cap Value Equity Fund)
(Cost $155,852,165) - 117.03%		$203,544,878
Other assets and liabilities, net - (17.03%)		(29,624,459)

TOTAL NET ASSETS - 100.00%		$173,920,419

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.64%
Consumer Discretionary - 11.84%
Auto Components - 0.54%
Autoliv, Inc.	1,700	$124,814
Lear Corp. (I)	900	78,993
TRW Automotive Holdings Corp. (I)	2,000	94,980

		298,787
Distributors - 0.74%
Genuine Parts Company	8,542	411,212
Diversified Consumer Services - 0.37%
H&R Block, Inc. (L)	16,402	206,501
Hotels, Restaurants & Leisure - 1.87%
Brinker International, Inc.	5,324	108,823
Darden Restaurants, Inc.	7,003	342,797
Hyatt Hotels Corp., Class A (I)	800	33,488
Penn National Gaming, Inc. (I)	1,800	63,198
Royal Caribbean Cruises, Ltd. (I)(L)	4,785	192,596
Wendy’s/Arby’s Group, Inc., Class A	5,800	27,666
Wyndham Worldwide Corp.	9,444	271,515

		1,040,083
Household Durables - 3.53%
D.R. Horton, Inc.	14,900	149,596
Fortune Brands, Inc.	8,100	478,629
Harman International Industries, Inc. (I)	1,900	82,821
Leggett & Platt, Inc.	7,749	160,404
Lennar Corp., Class A	8,000	121,520
Mohawk Industries, Inc. (I)	3,083	161,981
Newell Rubbermaid, Inc.	14,593	244,725

157

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
NVR, Inc. (I)(L)	106	$65,718
Pulte Group, Inc. (I)(L)	18,400	115,184
Toll Brothers, Inc. (I)(L)	4,900	87,955
Whirlpool Corp.	4,081	297,913

		1,966,446
Internet & Catalog Retail - 0.85%
Liberty Media Corp. - Interactive, Series A (I)	30,589	472,906
Leisure Equipment & Products - 1.49%
Hasbro, Inc.	6,885	328,139
Mattel, Inc.	19,476	503,260

		831,399
Media - 0.60%
Clear Channel Outdoor Holdings,
Inc., Class A (I)	1,200	16,488
Gannett Company, Inc.	12,431	162,970
Lamar Advertising Company, Class A (I)	1,100	40,425
The Washington Post Company, Class B	300	113,106

		332,989
Specialty Retail - 1.71%
American Eagle Outfitters, Inc.	5,200	85,800
AutoNation, Inc. (I)(L)	2,365	61,797
Foot Locker, Inc.	8,400	158,508
GameStop Corp., Class A (I)	7,570	150,794
Limited Brands, Inc.	14,656	493,468

		950,367
Textiles, Apparel & Luxury Goods - 0.14%
Phillips-Van Heusen Corp.	1,200	81,408

		6,592,098
Consumer Staples - 5.55%
Beverages - 1.59%
Coca-Cola Enterprises, Inc.	18,300	441,945
Constellation Brands, Inc., Class A (I)	10,257	211,397
Dr. Pepper Snapple Group, Inc.	6,400	234,432

		887,774
Food & Staples Retailing - 0.18%
SUPERVALU, Inc.	11,000	99,440
Food Products - 3.34%
Bunge, Ltd.	7,115	432,734
Dean Foods Company (I)	9,700	70,519
Hormel Foods Corp.	2,513	123,338
McCormick & Company, Inc.	6,325	278,363
Ralcorp Holdings, Inc. (I)	2,886	178,701
Smithfield Foods, Inc. (I)	7,739	136,284
The J.M. Smucker Company	6,307	398,918
Tyson Foods, Inc., Class A	15,284	241,946

		1,860,803
Household Products - 0.44%
Church & Dwight Company, Inc.	3,724	242,991

		3,091,008
Energy - 4.81%
Energy Equipment & Services - 1.60%
Nabors Industries, Ltd. (I)	5,366	118,535
Patterson-UTI Energy, Inc.	8,170	161,276
Pride International, Inc. (I)	9,500	295,450
Rowan Companies, Inc. (I)	6,100	183,915
Tidewater, Inc.	2,711	133,083

		892,259

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.21%
Cimarex Energy Company	4,417	$355,745
Denbury Resources, Inc. (I)	13,385	243,339
El Paso Corp.	18,800	253,612
Forest Oil Corp. (I)	2,011	68,816
Kinder Morgan Management LLC (I)	2,180	139,498
Newfield Exploration Company (I)	3,527	235,709
Plains Exploration & Production Company (I)	7,571	216,985
Southern Union Company	6,300	148,743
Tesoro Corp. (I)	7,576	123,640

		1,786,087

		2,678,346
Financials - 27.72%
Capital Markets - 1.27%
Federated Investors, Inc., Class B (L)	5,000	118,550
Jefferies Group, Inc.	5,800	140,070
Legg Mason, Inc.	8,200	267,484
LPL Investment Holdings, Inc. (I)	900	30,510
Raymond James Financial, Inc.	5,300	152,004

		708,618
Commercial Banks - 4.06%
Associated Banc Corp.	8,588	109,883
BOK Financial Corp.	1,414	66,034
City National Corp.	2,500	134,300
Comerica, Inc. (L)	9,392	342,714
Commerce Bancshares, Inc.	3,689	138,522
Cullen/Frost Bankers, Inc.	2,900	155,266
First Horizon National Corp. (I)	7,745	74,120
Huntington Bancshares, Inc.	37,426	218,381
KeyCorp	47,473	357,472
Marshall & Ilsley Corp.	26,100	125,019
Regions Financial Corp.	66,967	360,282
Zions Bancorporation	9,232	179,562

		2,261,555
Consumer Finance - 0.55%
SLM Corp. (I)	26,246	303,141
Diversified Financial Services - 0.77%
Leucadia National Corp. (I)	10,500	272,580
The NASDAQ OMX Group, Inc. (I)	7,200	154,512

		427,092
Insurance - 10.20%
American Financial Group, Inc.	4,100	126,157
American International Group, Inc. (I)(L)	6,507	268,674
Arch Capital Group, Ltd. (I)	2,600	234,780
Assurant, Inc.	5,653	199,381
Assured Guaranty, Ltd.	8,195	139,397
Axis Capital Holdings, Ltd.	6,311	223,031
Cincinnati Financial Corp.	8,355	251,861
Everest Re Group, Ltd.	2,979	248,717
Fidelity National Financial, Inc., Class A	11,400	153,900
Genworth Financial, Inc., Class A (I)	26,461	308,535
HCC Insurance Holdings, Inc.	6,000	168,480
Lincoln National Corp.	16,906	403,715
Markel Corp. (I)	505	178,512
Mercury General Corp.	1,439	61,791
Old Republic International Corp.	12,800	162,048
PartnerRe, Ltd.	3,780	292,950
Reinsurance Group of America, Inc.	3,820	190,733
RenaissanceRe Holdings, Ltd.	2,960	178,429
Torchmark Corp.	4,332	248,960
Transatlantic Holdings, Inc.	3,400	172,040
Unum Group	17,454	375,086

158

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Validus Holdings, Ltd.	3,753	$109,625
W.R. Berkley Corp. (L)	7,237	193,156
White Mountains Insurance Group, Ltd.	428	135,890
Willis Group Holdings PLC	9,150	291,245
XL Group PLC	18,439	362,511

		5,679,604
Real Estate Investment Trusts - 9.70%
Alexandria Real Estate Equities, Inc.	1,900	126,825
AMB Property Corp.	9,082	265,013
AvalonBay Communities, Inc.	2,256	248,904
Chimera Investment Corp.	53,700	214,800
Digital Realty Trust, Inc. (L)	3,009	158,033
Duke Realty Corp.	8,700	96,831
Federal Realty Investment Trust	3,300	255,387
Health Care, Inc. (L)	7,136	330,254
Hospitality Properties Trust	6,455	142,785
Kimco Realty Corp.	21,688	361,322
Liberty Property Trust	5,900	184,906
Nationwide Health Properties, Inc.	6,602	238,002
Piedmont Office Realty Trust, Inc., Class A	5,000	99,450
Plum Creek Timber Company, Inc.	8,576	309,079
ProLogis	29,962	389,806
Rayonier, Inc.	4,236	215,867
Realty Income Corp.	5,900	200,895
Regency Centers Corp. (L)	4,433	180,512
SL Green Realty Corp.	4,103	268,336
The Macerich Company (L)	6,989	323,870
UDR, Inc.	9,400	209,620
Ventas, Inc.	8,448	433,129
Weingarten Realty Investors (L)	6,075	143,978

		5,397,604
Thrifts & Mortgage Finance - 1.17%
Capitol Federal Financial	1,200	28,020
New York Community Bancorp, Inc. (L)	22,111	371,465
People’s United Financial, Inc.	20,279	251,257

		650,742

		15,428,356
Health Care - 5.07%
Biotechnology - 0.23%
Cephalon, Inc. (I)	2,000	126,980
Health Care Equipment & Supplies - 1.49%
Alere, Inc. (I)	4,302	137,277
Beckman Coulter, Inc.	3,700	202,427
CareFusion Corp. (I)	5,900	134,933
Hologic, Inc. (I)	13,530	221,892
Kinetic Concepts, Inc. (I)	3,448	136,920

		833,449
Health Care Providers & Services - 2.21%
Community Health Systems, Inc. (I)	2,500	79,650
Coventry Health Care, Inc. (I)	8,100	205,092
Humana, Inc. (I)	9,144	512,430
Lincare Holdings, Inc.	3,400	87,550
Omnicare, Inc.	6,294	145,140
Universal Health Services, Inc., Class B	4,862	199,925

		1,229,787
Life Sciences Tools & Services - 0.47%
Charles River Laboratories
International, Inc. (I)	3,474	113,426
Pharmaceutical Product Development, Inc.	5,900	147,028

		260,454

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 0.67%
Endo Pharmaceuticals Holdings, Inc. (I)	4,000	$144,040
King Pharmaceuticals, Inc. (I)	13,300	188,195
Warner Chilcott PLC, Class A	2,100	39,921

		372,156

		2,822,826
Industrials - 9.74%
Aerospace & Defense - 1.02%
Goodrich Corp.	6,620	567,797
Airlines - 0.84%
United Continental Holdings, Inc. (I)(L)	17,000	470,560
Building Products - 0.56%
Masco Corp.	18,765	204,726
Owens Corning, Inc. (I)	4,000	105,240

		309,966
Commercial Services & Supplies - 1.45%
Avery Dennison Corp.	5,300	198,962
Cintas Corp.	7,447	199,170
Pitney Bowes, Inc.	10,895	239,036
R.R. Donnelley & Sons Company	10,767	169,688

		806,856
Construction & Engineering - 0.94%
Aecom Technology Corp. (I)	4,800	123,648
KBR, Inc.	8,285	224,358
URS Corp. (I)	4,413	174,490

		522,496
Electrical Equipment - 1.32%
Cooper Industries PLC	8,980	489,410
Rockwell Automation, Inc.	3,741	247,355

		736,765
Machinery - 2.35%
Dover Corp.	10,020	549,196
Harsco Corp.	4,200	101,052
Pall Corp.	3,066	138,798
Pentair, Inc.	5,122	168,514
SPX Corp.	1,347	88,471
Terex Corp. (I)	2,800	67,984
Timken Company	4,400	191,664

		1,305,679
Professional Services - 0.87%
Equifax, Inc.	6,649	230,122
Manpower, Inc.	2,136	120,300
Towers Watson & Company, Class A	2,700	135,540

		485,962
Road & Rail - 0.39%
Hertz Global Holdings, Inc. (I)(L)	7,800	95,628
Ryder Systems, Inc.	2,801	120,751

		216,379

		5,422,460
Information Technology - 11.23%
Communications Equipment - 0.77%
Harris Corp.	6,900	305,256
Tellabs, Inc.	19,713	124,389

		429,645
Computers & Peripherals - 1.25%
Lexmark International, Inc., Class A (I)	4,192	151,918
Seagate Technology PLC (I)	25,162	337,422

159

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Western Digital Corp. (I)	6,135	$205,523

		694,863
Electronic Equipment, Instruments & Components - 2.14%
Arrow Electronics, Inc. (I)	6,241	193,533
Avnet, Inc. (I)	8,206	251,514
Flextronics International, Ltd. (I)	41,900	303,775
Ingram Micro, Inc., Class A (I)	8,586	153,260
Jabil Circuit, Inc.	10,247	154,832
Molex, Inc. (L)	3,242	67,434
Molex, Inc., Class A	3,879	67,572

		1,191,920
Internet Software & Services - 0.73%
AOL, Inc. (I)	5,658	136,810
DST Systems, Inc.	1,000	42,860
IAC/InterActiveCorp (I)	5,200	146,432
Lender Processing Services, Inc.	2,500	76,925

		403,027
IT Services - 1.46%
Computer Sciences Corp.	8,278	369,447
SAIC, Inc. (I)	20,298	310,965
Total Systems Services, Inc.	8,700	131,283

		811,695
Semiconductors & Semiconductor Equipment - 4.35%
Advanced Micro Devices, Inc. (I)	19,894	145,027
KLA-Tencor Corp.	8,907	326,620
Lam Research Corp. (I)	4,333	196,415
LSI Corp. (I)	34,100	195,734
Maxim Integrated Products, Inc.	16,102	374,372
Microchip Technology, Inc. (L)	9,934	333,882
Micron Technology, Inc. (I)	48,211	350,012
National Semiconductor Corp.	12,395	165,473
Novellus Systems, Inc. (I)	4,900	147,735
Xilinx, Inc.	6,895	186,992

		2,422,262
Software - 0.53%
Electronic Arts, Inc. (I)	6,000	89,460
Synopsys, Inc. (I)	8,000	205,520

		294,980

		6,248,392
Materials - 7.81%
Chemicals - 2.79%
Airgas, Inc.	4,123	251,915
Albemarle Corp.	4,449	240,646
Ashland, Inc.	3,883	197,567
Eastman Chemical Company	3,798	295,522
FMC Corp.	2,383	185,445
International Flavors & Fragrances, Inc.	4,202	220,689
Valspar Corp.	4,900	161,896

		1,553,680
Construction Materials - 0.74%
Martin Marietta Materials, Inc. (L)	1,592	134,588
Vulcan Materials Company	6,963	279,356

		413,944
Containers & Packaging - 1.57%
Bemis Company, Inc.	5,705	179,251
Greif, Inc., Class A	1,330	77,725
Owens-Illinois, Inc. (I)	9,000	241,920
Sealed Air Corp.	8,304	193,068

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sonoco Products Company	5,505	$180,344

		872,308
Metals & Mining - 2.31%
Cliffs Natural Resources, Inc.	7,200	492,048
Reliance Steel & Aluminum Company	3,828	170,155
Steel Dynamics, Inc.	11,000	175,340
Titanium Metals Corp. (I)	1,700	29,359
United States Steel Corp. (L)	2,663	129,448
Walter Energy, Inc.	2,800	287,392

		1,283,742
Paper & Forest Products - 0.40%
MeadWestvaco Corp.	8,938	222,020

		4,345,694
Telecommunication Services - 1.88%
Diversified Telecommunication Services - 1.47%
Frontier Communications Corp.	52,802	480,498
Windstream Corp.	26,054	339,744

		820,242
Wireless Telecommunication Services - 0.41%
Clearwire Corp. (I)(L)	2,100	14,742
Telephone & Data Systems, Inc.	2,700	96,336
Telephone & Data Systems, Inc. -
Special Shares	2,279	70,170
United States Cellular Corp. (I)	1,033	47,291

		228,539

		1,048,781
Utilities - 11.99%
Electric Utilities - 2.30%
Allegheny Energy, Inc.	8,854	202,048
DPL, Inc.	6,357	161,023
Northeast Utilities	9,493	295,232
NV Energy, Inc.	12,300	168,387
Pepco Holdings, Inc.	11,660	213,961
Pinnacle West Capital Corp.	5,857	236,740

		1,277,391
Gas Utilities - 1.77%
AGL Resources, Inc.	4,027	147,912
Energen Corp.	3,572	155,632
National Fuel Gas Company	3,710	235,066
ONEOK, Inc.	5,456	278,856
UGI Corp.	5,737	170,217

		987,683
Independent Power Producers & Energy Traders - 1.01%
Constellation Energy Group, Inc.	10,282	291,598
NRG Energy, Inc. (I)	13,818	267,793

		559,391
Multi-Utilities - 6.22%
Alliant Energy Corp.	5,950	216,045
Ameren Corp.	12,700	364,744
CenterPoint Energy, Inc.	21,419	334,779
CMS Energy Corp. (L)	12,022	216,035
DTE Energy Company	9,004	401,128
Integrys Energy Group, Inc.	4,200	204,540
MDU Resources Group, Inc.	9,700	198,268
NiSource, Inc. (L)	15,052	251,820
NSTAR	5,555	229,977
OGE Energy Corp.	5,253	233,811
SCANA Corp.	6,359	258,303

160

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
TECO Energy, Inc.	10,651	$178,404
Wisconsin Energy Corp.	6,195	373,063

		3,460,917
Water Utilities - 0.69%
American Water Works Company, Inc.	9,511	233,115
Aqua America, Inc. (L)	7,100	153,005

		386,120

		6,671,502

TOTAL COMMON STOCKS (Cost $54,562,172)		$54,349,463

SHORT-TERM INVESTMENTS - 10.21%
Short-Term Securities* - 1.92%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.150%	$1,020,813	1,020,813
U.S. Treasury Bills, 0.120%, 02/10/2011 (F)	50,000	49,988

		1,070,801
Securities Lending Collateral - 8.29%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	460,833	4,611,603

TOTAL SHORT-TERM INVESTMENTS (Cost $5,683,015)		$5,682,404

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 0.26%
Short-Term Securities* - 0.26%
U.S. Treasury Bills	145,000	144,977

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $144,977)		$144,977

Total Investments (Mid Cap Value Index Fund)
(Cost $60,390,164) - 108.11%		$60,176,844
Other assets and liabilities, net - (8.11%)		(4,512,966)

TOTAL NET ASSETS - 100.00%		$55,663,878

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.04%
Consumer Discretionary - 16.20%
Auto Components - 1.85%
BorgWarner, Inc. (I)(L)	100,700	$6,076,238
TRW Automotive Holdings Corp. (I)	19,000	902,310
Visteon Corp. (I)(L)	6,600	399,630
Visteon Corp. (I)(S)	19,000	1,110,184

		8,488,362
Diversified Consumer Services - 1.96%
Career Education Corp. (I)(L)	207,600	3,693,204
Strayer Education, Inc. (L)	7,300	991,851
Weight Watchers International, Inc. (L)	125,800	4,307,392

		8,992,447
Hotels, Restaurants & Leisure - 0.90%
International Game Technology (L)	268,100	4,150,188
Household Durables - 1.97%
Fortune Brands, Inc.	112,400	6,641,716
Harman International Industries, Inc. (I)	44,600	1,944,114

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Pulte Group, Inc. (I)(L)	69,400	$434,444

		9,020,274
Internet & Catalog Retail - 1.00%
Liberty Media Corp. - Interactive, Series A (I)	296,300	4,580,798
Leisure Equipment & Products - 1.68%
Mattel, Inc. (L)	233,500	6,033,640
Sankyo Company, Ltd.	31,400	1,662,188

		7,695,828
Media - 4.08%
DISH Network Corp. (I)	116,800	2,147,952
Liberty Media Corp. - Starz, Series A (I)	41,400	2,601,783
Meredith Corp. (L)	150,200	5,049,724
Scholastic Corp. (L)	124,200	3,490,020
Scripps Networks Interactive, Inc., Class A	79,600	4,055,620
The Washington Post Company, Class B (L)	3,600	1,357,272

		18,702,371
Multiline Retail - 0.52%
Dollar General Corp. (I)(L)	72,300	2,374,332
Specialty Retail - 2.24%
CarMax, Inc. (I)(L)	64,600	2,125,340
The Gap, Inc.	273,600	5,844,096
Tiffany & Company (L)	36,900	2,291,490

		10,260,926

		74,265,526
Consumer Staples - 8.48%
Beverages - 0.41%
Brown Forman Corp., Class B (L)	28,700	1,877,554
Food & Staples Retailing - 2.31%
Sysco Corp. (L)	123,500	3,583,970
The Kroger Company	296,900	6,991,995

		10,575,965
Food Products - 3.56%
Campbell Soup Company (L)	112,100	3,800,190
McCormick & Company, Inc. (L)	75,900	3,340,359
Sara Lee Corp.	182,400	2,736,000
The Hershey Company (L)	98,700	4,619,160
Tootsie Roll Industries, Inc. (L)	68,119	1,814,690

		16,310,399
Personal Products - 2.20%
Alberto-Culver Company	182,400	6,785,280
The Estee Lauder Companies, Inc., Class A	44,200	3,311,464

		10,096,744

		38,860,662
Energy - 9.66%
Energy Equipment & Services - 1.51%
Exterran Holdings, Inc. (I)(L)	108,300	2,455,161
Schlumberger, Ltd.	25,332	1,959,177
Weatherford International, Ltd. (I)	123,900	2,528,799

		6,943,137
Oil, Gas & Consumable Fuels - 8.15%
Arch Coal, Inc. (L)	105,706	3,086,615
El Paso Corp.	357,800	4,826,722
EQT Corp.	130,200	5,269,194
Hess Corp.	66,300	4,644,315
Marathon Oil Corp.	154,900	5,184,503
Murphy Oil Corp.	67,900	4,584,608
Nexen, Inc.	357,100	7,470,532

161

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	49,764	$1,672,568
The Williams Companies, Inc.	26,400	602,184

		37,341,241

		44,284,378
Financials - 21.20%
Capital Markets - 4.98%
E*TRADE Financial Corp. (I)	340,010	5,015,148
Federated Investors, Inc., Class B (L)	115,800	2,745,618
Greenhill & Company, Inc. (L)	64,300	4,818,642
Janus Capital Group, Inc. (L)	348,600	3,639,384
LPL Investment Holdings, Inc. (I)	9,000	305,100
Northern Trust Corp.	125,200	6,297,560

		22,821,452
Commercial Banks - 3.01%
CIT Group, Inc. (I)	133,600	5,271,856
Commerce Bancshares, Inc.	37,500	1,408,125
First Horizon National Corp. (I)(L)	271,843	2,601,538
KeyCorp	56,300	423,939
Marshall & Ilsley Corp.	141,200	676,348
Valley National Bancorp	17,181	218,199
Westamerica Bancorp. (L)	65,100	3,182,088

		13,782,093
Consumer Finance - 1.51%
Discover Financial Services	377,700	6,904,356
Insurance - 5.68%
Arthur J. Gallagher & Company	44,000	1,235,520
Assured Guaranty, Ltd.	44,900	763,749
Axis Capital Holdings, Ltd.	52,800	1,865,952
Fidelity National Financial, Inc., Class A	277,200	3,742,200
First American Financial Corp.	305,000	4,321,850
Marsh & McLennan Companies, Inc. (L)	268,500	6,733,980
OneBeacon Insurance Group, Ltd.	72,500	1,060,675
The Allstate Corp.	85,800	2,497,638
The Progressive Corp.	186,700	3,797,478

		26,019,042
Real Estate Investment Trusts - 4.60%
Cousins Properties, Inc.	189,574	1,406,639
Federal Realty Investment Trust (L)	4,700	363,733
General Growth Properties, Inc.	137,700	2,229,363
Kimco Realty Corp. (L)	247,200	4,118,352
ProLogis	93,100	1,211,231
SL Green Realty Corp. (L)	31,900	2,086,260
Starwood Property Trust, Inc.	28,500	568,860
Weingarten Realty Investors (L)	81,200	1,924,440
Weyerhaeuser Company (L)	431,397	7,200,016

		21,108,894
Real Estate Management & Development - 0.95%
Forest City Enterprises, Inc., Class A (I)(L)	99,300	1,524,255
The St. Joe Company (I)(L)	161,600	2,844,160

		4,368,415
Thrifts & Mortgage Finance - 0.47%
Capitol Federal Financial (L)	30,600	714,510
MGIC Investment Corp. (I)(L)	167,800	1,429,656

		2,144,166

		97,148,418
Health Care - 4.09%
Health Care Equipment & Supplies - 1.65%
Beckman Coulter, Inc. (L)	50,200	2,746,442

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. (L)	36,200	$1,813,258
Zimmer Holdings, Inc. (I)	60,700	2,990,082

		7,549,782
Health Care Providers & Services - 2.08%
Cardinal Health, Inc.	55,400	1,971,132
Healthsouth Corp. (I)(L)	360,900	6,496,200
Select Medical Holdings Corp. (I)	175,200	1,084,488

		9,551,820
Pharmaceuticals - 0.36%
Forest Laboratories, Inc. (I)	51,600	1,645,524

		18,747,126
Industrials - 8.29%
Aerospace & Defense - 0.60%
Raytheon Company	59,500	2,751,875
Airlines - 2.16%
Delta Air Lines, Inc. (I)	89,200	1,220,256
Southwest Airlines Company (L)	651,000	8,671,320

		9,891,576
Commercial Services & Supplies - 0.68%
Cintas Corp. (L)	117,400	3,139,863
Industrial Conglomerates - 0.92%
Textron, Inc. (L)	188,300	4,210,388
Machinery - 1.34%
Harsco Corp. (L)	44,000	1,058,640
WABCO Holdings, Inc. (I)	102,200	5,079,340

		6,137,980
Professional Services - 1.84%
Equifax, Inc.	26,000	899,860
Manpower, Inc.	92,900	5,232,128
Verisk Analytics, Inc., Class A (I)	75,300	2,279,331

		8,411,319
Road & Rail - 0.75%
Hertz Global Holdings, Inc. (I)(L)	280,100	3,434,026

		37,977,027
Information Technology - 6.18%
Communications Equipment - 0.54%
Motorola, Inc. (I)	321,600	2,463,456
Electronic Equipment, Instruments & Components - 2.42%
AVX Corp.	131,000	1,874,610
Molex, Inc., Class A	222,400	3,874,208
Tyco Electronics, Ltd.	175,600	5,341,752

		11,090,570
IT Services - 1.27%
Automatic Data Processing, Inc.	6,300	280,791
Booz Allen Hamilton Holding Corp. (I)	8,000	155,200
CoreLogic, Inc.	73,600	1,340,256
Paychex, Inc. (L)	102,000	2,911,080
SAIC, Inc. (I)(L)	73,900	1,132,148

		5,819,475
Semiconductors & Semiconductor Equipment - 1.43%
ASML Holding NV -New York
Registered Shares (L)	50,400	1,644,552
National Semiconductor Corp. (L)	29,200	389,820
Novellus Systems, Inc. (I)	150,400	4,534,560

		6,568,932

162

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.52%
CA, Inc.	52,200	$1,194,858
Electronic Arts, Inc. (I)(L)	78,700	1,173,417

		2,368,275

		28,310,708
Materials - 5.73%
Chemicals - 2.86%
Chemtura Corp. (I)(L)	18,200	256,438
International Flavors & Fragrances, Inc.	79,600	4,180,592
LyondellBasell Industries, Class A (I)	35,700	1,042,797
Nalco Holding Company (L)	211,300	6,216,446
Sigma-Aldrich Corp. (L)	22,600	1,428,772

		13,125,045
Containers & Packaging - 0.88%
Temple-Inland, Inc.	191,300	4,011,561
Metals & Mining - 1.80%
Agnico Eagle Mines, Ltd.	37,400	3,018,554
Franco-Nevada Corp.	83,500	2,794,857
United States Steel Corp. (L)	49,800	2,420,778

		8,234,189
Paper & Forest Products - 0.19%
Domtar Corp.	11,533	875,585

		26,246,380
Telecommunication Services - 1.33%
Diversified Telecommunication Services - 0.25%
Hellenic Telecommunications Organization
SA, SADR	256,000	1,134,080
Wireless Telecommunication Services - 1.08%
Telephone & Data Systems, Inc. (L)	33,800	1,205,984
Telephone & Data Systems, Inc. -
Special Shares	121,500	3,740,985

		4,946,969

		6,081,049
Utilities - 7.88%
Electric Utilities - 3.38%
Allegheny Energy, Inc.	275,900	6,296,038
American Electric Power Company, Inc.	49,900	1,776,440
Duke Energy Corp. (L)	110,500	1,939,275
FirstEnergy Corp. (L)	17,900	628,469
Pepco Holdings, Inc.	87,900	1,612,965
Pinnacle West Capital Corp.	30,700	1,240,894
PPL Corp.	78,000	1,981,980

		15,476,061
Independent Power Producers & Energy Traders - 3.47%
Calpine Corp. (I)(L)	290,000	3,509,000
Constellation Energy Group, Inc.	126,900	3,598,884
Mirant Corp. (I)	360,700	3,578,144
NRG Energy, Inc. (I)	155,700	3,017,466
RRI Energy, Inc.	627,800	2,209,856

		15,913,350
Multi-Utilities - 1.03%
NiSource, Inc. (L)	258,400	4,323,032
TECO Energy, Inc. (L)	23,800	398,650

		4,721,682

		36,111,093

TOTAL COMMON STOCKS (Cost $337,441,121)		$408,032,367

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.26%
Financials - 0.16%
Insurance - 0.16%
Assured Guaranty, Ltd. 8.500%	10,250	$727,545
Utilities - 0.10%
Electric Utilities - 0.10%
PPL Corp. 9.500%	8,300	451,935

TOTAL PREFERRED SECURITIES (Cost $978,205)		$1,179,480

CONVERTIBLE BONDS - 1.87%
Financials - 0.15%
Janus Capital Group, Inc.
3.250%, 07/15/2014	402,000	433,155
MGIC Investment Corp.
5.000%, 05/01/2017	232,000	248,820

		681,975
Industrials - 0.61%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	777,000	1,298,561
Textron, Inc., Series TXT
4.500%, 05/01/2013	832,000	1,505,920

		2,804,481
Materials - 0.44%
Alcoa, Inc.
5.250%, 03/15/2014	930,000	2,019,263
Telecommunication Services - 0.67%
Lucent Technologies, Inc.
2.875%, 06/15/2025	3,250,000	3,083,437

TOTAL CONVERTIBLE BONDS (Cost $6,944,173)		$8,589,156

SHORT-TERM INVESTMENTS - 36.77%
Short-Term Securities* - 8.61%
State Street Institutional US Government
Money Market Fund, 0.0936% (Y)	$1,266,575	1,266,517
T. Rowe Price Reserve Investment
Fund, 0.2575% (Y)	38,175,213	38,175,213

		39,441,730
Securities Lending Collateral - 28.16%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	12,895,554	129,047,094

TOTAL SHORT-TERM INVESTMENTS (Cost $168,496,280)		$168,488,824

Total Investments (Mid Value Fund)
(Cost $513,859,779) - 127.94%		$586,289,827
Other assets and liabilities, net - (27.94%)		(128,029,575)

TOTAL NET ASSETS - 100.00%		$458,260,252

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.76%
Consumer Discretionary - 7.12%
Automobiles - 0.70%
Daimler AG (I)	34,736	$2,248,973
Hotels, Restaurants & Leisure - 0.10%
Thomas Cook Group PLC	113,639	329,151

163

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 0.56%
Stanley Black & Decker, Inc.	30,591	$1,821,082
Leisure Equipment & Products - 0.69%
Mattel, Inc.	86,785	2,242,524
Media - 5.07%
British Sky Broadcasting Group PLC	250,184	2,805,122
Comcast Corp., Special Class A	71,586	1,357,986
News Corp., Class A	135,547	1,848,861
Time Warner Cable, Inc.	57,086	3,513,072
Time Warner, Inc.	130,198	3,839,539
Virgin Media, Inc. (L)	118,548	3,020,603

		16,385,183

		23,026,913
Consumer Staples - 24.35%
Beverages - 4.49%
Brown Forman Corp., Class B	24,646	1,612,341
Carlsberg A/S	7,343	693,845
Coca-Cola Enterprises, Inc.	74,811	1,806,686
Dr. Pepper Snapple Group, Inc.	96,947	3,551,169
PepsiCo, Inc.	38,653	2,498,143
Pernod-Ricard SA	53,510	4,359,798

		14,521,982
Food & Staples Retailing - 5.94%
Carrefour SA	38,209	1,728,070
CVS Caremark Corp.	337,713	10,469,100
The Kroger Company	204,869	4,824,665
Wal-Mart Stores, Inc.	40,309	2,180,314

		19,202,149
Food Products - 5.21%
General Mills, Inc.	81,015	2,862,260
Kraft Foods, Inc., Class A	272,353	8,238,678
Nestle SA	105,600	5,737,332

		16,838,270
Tobacco - 8.71%
Altria Group, Inc.	251,219	6,029,256
British American Tobacco PLC	222,388	8,059,518
Imperial Tobacco Group PLC	196,971	5,777,078
Japan Tobacco, Inc.	651	2,205,184
Lorillard, Inc.	6,379	507,641
Philip Morris International, Inc.	42,578	2,422,262
Reynolds American, Inc.	102,122	3,159,655

		28,160,594

		78,722,995
Energy - 6.81%
Energy Equipment & Services - 2.76%
Baker Hughes, Inc.	33,813	1,763,686
Exterran Holdings, Inc. (I)	49,222	1,115,863
Pride International, Inc. (I)(L)	38,192	1,187,771
Transocean, Ltd. (I)	72,388	4,852,168

		8,919,488
Oil, Gas & Consumable Fuels - 4.05%
Marathon Oil Corp.	165,663	5,544,741
Noble Energy, Inc.	15,851	1,287,894
Royal Dutch Shell PLC	148,019	4,456,598
Total SA (L)	37,295	1,804,933

		13,094,166

		22,013,654

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 12.98%
Capital Markets - 2.33%
Morgan Stanley	155,496	$3,803,432
The Goldman Sachs Group, Inc.	10,378	1,620,421
UBS AG Swiss Exchange (I)	141,451	2,116,125

		7,539,978
Commercial Banks - 3.95%
Barclays PLC	716,630	2,879,612
Intesa Sanpaolo SpA	373,002	969,682
PNC Financial Services Group, Inc.	73,532	3,959,698
Wells Fargo & Company	182,761	4,972,927

		12,781,919
Diversified Financial Services - 1.53%
Bank of America Corp.	287,670	3,149,987
Deutsche Boerse AG	29,779	1,801,244

		4,951,231
Insurance - 3.40%
ACE, Ltd.	65,859	3,854,069
Berkshire Hathaway, Inc., Class B (I)	16,546	1,318,385
Old Republic International Corp.	61,129	773,893
White Mountains Insurance Group, Ltd.	9,814	3,115,945
Zurich Financial Services AG	8,588	1,910,923

		10,973,215
Real Estate Investment Trusts - 1.40%
The Link	263,141	820,657
Weyerhaeuser Company	220,950	3,687,656

		4,508,313
Real Estate Management & Development - 0.37%
Forestar Group, Inc. (I)	38,489	693,572
The St. Joe Company (I)(L)	29,183	513,621

		1,207,193

		41,961,849
Health Care - 11.67%
Biotechnology - 1.75%
Amgen, Inc. (I)	38,125	2,008,806
Genzyme Corp. (I)	51,371	3,658,643

		5,667,449
Health Care Equipment & Supplies - 2.36%
Alcon, Inc.	10,387	1,633,356
Boston Scientific Corp. (I)	311,298	1,998,533
Medtronic, Inc.	93,610	3,138,743
Zimmer Holdings, Inc. (I)	17,605	867,222

		7,637,854
Health Care Providers & Services - 4.04%
Community Health Systems, Inc. (I)	99,543	3,171,440
Coventry Health Care, Inc. (I)	4,000	101,280
Tenet Healthcare Corp. (I)	535,415	2,184,493
UnitedHealth Group, Inc.	208,301	7,607,153

		13,064,366
Pharmaceuticals - 3.52%
Eli Lilly & Company	171,369	5,768,281
Novartis AG	24,091	1,282,035
Pfizer, Inc.	264,873	4,314,781

		11,365,097

		37,734,766

164

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 3.85%
Air Freight & Logistics - 0.40%
TNT NV	54,724	$1,302,766
Building Products - 0.73%
Owens Corning, Inc. (I)	89,060	2,343,169
Electrical Equipment - 0.49%
Alstom SA	38,643	1,593,773
Industrial Conglomerates - 0.83%
Orkla ASA	319,299	2,676,670
Machinery - 0.13%
Ingersoll-Rand PLC (L)	9,983	409,303
Marine - 1.27%
A P Moller Maersk A/S, Series A	506	4,104,357

		12,430,038
Information Technology - 11.38%
Communications Equipment - 0.90%
Motorola, Inc. (I)	379,310	2,905,515
Computers & Peripherals - 1.42%
Hewlett-Packard Company	109,866	4,606,681
Electronic Equipment, Instruments & Components - 0.71%
Tyco Electronics, Ltd.	76,053	2,313,532
Office Electronics - 2.00%
Xerox Corp.	563,013	6,452,129
Semiconductors & Semiconductor Equipment - 2.15%
LSI Corp. (I)	683,175	3,921,425
Maxim Integrated Products, Inc.	129,999	3,022,477

		6,943,902
Software - 4.20%
McAfee, Inc. (I)	41,734	1,955,238
Microsoft Corp.	298,377	7,522,084
Nintendo Company, Ltd.	8,000	2,172,920
Symantec Corp. (I)	114,943	1,931,042

		13,581,284

		36,803,043
Materials - 4.58%
Chemicals - 1.86%
Linde AG	29,700	4,147,737
Potash Corp. of Saskatchewan, Inc.	12,930	1,858,688

		6,006,425
Metals & Mining - 0.12%
ThyssenKrupp AG	10,483	400,978
Paper & Forest Products - 2.60%
Domtar Corp.	24,762	1,879,931
International Paper Company	182,369	4,553,754
MeadWestvaco Corp.	78,846	1,958,535

		8,392,220

		14,799,623
Telecommunication Services - 2.99%
Diversified Telecommunication Services - 1.26%
Telefonica SA	191,749	4,080,677
Wireless Telecommunication Services - 1.73%
Vodafone Group PLC	2,235,634	5,586,673

		9,667,350
Utilities - 4.03%
Electric Utilities - 2.59%
E.ON AG	127,968	3,671,100

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	21,994	$1,566,853
Exelon Corp.	79,969	3,148,380

		8,386,333
Independent Power Producers & Energy Traders - 0.77%
NRG Energy, Inc. (I)	127,708	2,474,981
Multi-Utilities - 0.67%
GDF Suez	65,826	2,181,320

		13,042,634

TOTAL COMMON STOCKS (Cost $294,057,491)		$290,202,865

CORPORATE BONDS - 0.57%
Financials - 0.57%
CIT Group, Inc.
7.000%, 05/01/2017	1,900,000	1,852,500

TOTAL CORPORATE BONDS (Cost $1,865,135)		$1,852,500

SHORT-TERM INVESTMENTS - 10.05%
Short-Term Securities* - 8.75%
Federal Home Loan Bank Discount Notes,
0.070%, 12/01/2010	$28,300,000	28,300,000
Securities Lending Collateral - 1.30%
John Hancock Collateral
Trust, 0.2624% (W)(Y)	418,902	4,191,998

TOTAL SHORT-TERM INVESTMENTS (Cost $32,492,534)		$32,491,998

Total Investments (Mutual Shares Fund)
(Cost $328,415,160) - 100.38%		$324,547,363
Other assets and liabilities, net - (0.38%)		(1,239,526)

TOTAL NET ASSETS - 100.00%		$323,307,837

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.11%
Consumer Discretionary - 17.83%
Auto Components - 0.90%
The Goodyear Tire & Rubber Company	321,016	$3,068,912
Automobiles - 2.99%
Ford Motor Company	333,383	5,314,125
General Motors Company (I)	143,026	4,891,489

		10,205,614
Hotels, Restaurants & Leisure - 1.61%
McDonald’s Corp.	20,932	1,638,976
Starbucks Corp.	126,167	3,860,710

		5,499,686
Household Durables - 2.32%
Jarden Corp.	126,786	3,892,330
Newell Rubbermaid, Inc.	238,423	3,998,354

		7,890,684
Media - 7.70%
Comcast Corp., Class A	86,856	1,737,120
DISH Network Corp. (I)	293,484	5,397,171
Gannett Company, Inc.	138,709	1,818,475
News Corp., Class A	291,999	3,982,866
The Walt Disney Company	173,187	6,323,057

165

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	118,016	$3,480,292
Viacom, Inc., Class B	92,455	3,497,573

		26,236,554
Specialty Retail - 2.31%
PetSmart, Inc.	207,664	7,862,159

		60,763,609
Consumer Staples - 5.64%
Beverages - 1.91%
Dr. Pepper Snapple Group, Inc.	90,491	3,314,685
The Coca-Cola Company	50,695	3,202,403

		6,517,088
Household Products - 2.52%
Church & Dwight Company, Inc.	78,427	5,117,362
The Procter & Gamble Company	56,673	3,461,020

		8,578,382
Tobacco - 1.21%
Altria Group, Inc.	172,695	4,144,680

		19,240,150
Energy - 10.08%
Energy Equipment & Services - 2.36%
Halliburton Company	91,020	3,444,197
Noble Corp.	87,172	2,956,874
Transocean, Ltd. (I)	24,236	1,624,539

		8,025,610
Oil, Gas & Consumable Fuels - 7.72%
Chesapeake Energy Corp.	124,673	2,633,094
Chevron Corp.	82,934	6,715,166
ConocoPhillips	58,580	3,524,759
El Paso Corp.	231,851	3,127,670
Frontline, Ltd.	85,785	2,225,263
Marathon Oil Corp.	103,111	3,451,125
Nexen, Inc.	132,910	2,780,477
Noble Energy, Inc.	22,947	1,864,444

		26,321,998

		34,347,608
Financials - 24.01%
Capital Markets - 1.94%
Morgan Stanley	137,027	3,351,680
The Goldman Sachs Group, Inc.	20,930	3,268,010

		6,619,690
Commercial Banks - 5.21%
Fifth Third Bancorp	202,967	2,425,456
M&T Bank Corp.	47,056	3,621,430
PNC Financial Services Group, Inc.	81,060	4,365,081
Wells Fargo & Company	269,414	7,330,755

		17,742,722
Consumer Finance - 1.12%
Capital One Financial Corp.	102,961	3,833,238
Diversified Financial Services - 6.84%
Bank of America Corp.	939,537	10,287,930
Citigroup, Inc.	519,055	2,180,031
JPMorgan Chase & Company	290,102	10,844,013

		23,311,974
Insurance - 6.08%
Assured Guaranty, Ltd.	157,754	2,683,396
Berkshire Hathaway, Inc., Class B (I)	26,695	2,127,058

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	106,266	$5,385,561
Reinsurance Group of America, Inc.	117,986	5,891,041
Unum Group	216,240	4,646,998

		20,734,054
Real Estate Investment Trusts - 1.19%
Hospitality Properties Trust	183,241	4,053,291
Thrifts & Mortgage Finance - 1.63%
Hudson City Bancorp, Inc.	489,087	5,551,137

		81,846,106
Health Care - 12.26%
Biotechnology - 0.88%
Biogen Idec, Inc. (I)	46,812	2,994,564
Health Care Providers & Services - 1.62%
AmerisourceBergen Corp.	178,518	5,507,280
Pharmaceuticals - 9.76%
Abbott Laboratories	106,107	4,935,037
AstraZeneca PLC, SADR	89,288	4,190,286
Johnson & Johnson	36,548	2,249,529
Merck & Company, Inc.	39,937	1,376,628
Mylan, Inc. (I)	178,418	3,490,748
Perrigo Company	45,267	2,726,884
Pfizer, Inc.	452,879	7,377,399
Teva Pharmaceutical Industries, Ltd., SADR	99,922	5,000,097
Warner Chilcott PLC, Class A	102,018	1,939,362

		33,285,970

		41,787,814
Industrials - 6.46%
Commercial Services & Supplies - 0.44%
R.R. Donnelley & Sons Company	94,440	1,488,374
Industrial Conglomerates - 1.99%
General Electric Company	427,315	6,764,396
Machinery - 0.96%
Oshkosh Corp. (I)	114,118	3,275,187
Road & Rail - 3.07%
Union Pacific Corp.	116,277	10,477,720

		22,005,677
Information Technology - 9.89%
Communications Equipment - 0.71%
Riverbed Technology, Inc. (I)	71,388	2,420,767
Computers & Peripherals - 2.32%
Apple, Inc. (I)	25,470	7,924,991
Electronic Equipment, Instruments & Components - 1.07%
Arrow Electronics, Inc. (I)	117,774	3,652,172
Internet Software & Services - 0.86%
Google, Inc., Class A (I)	5,259	2,922,479
IT Services - 1.43%
SAIC, Inc. (I)	317,865	4,869,692
Semiconductors & Semiconductor Equipment - 1.25%
Skyworks Solutions, Inc. (I)	167,862	4,272,088
Software - 2.25%
Informatica Corp. (I)	69,852	2,883,491
Oracle Corp.	56,101	1,516,971
TIBCO Software, Inc. (I)	166,010	3,260,436

		7,660,898

		33,723,087

166

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 2.06%
Chemicals - 0.78%
E.I. Du Pont de Nemours & Company	56,737	$2,666,072
Containers & Packaging - 1.28%
Owens-Illinois, Inc. (I)	161,590	4,343,539

		7,009,611
Telecommunication Services - 6.75%
Diversified Telecommunication Services - 6.75%
AT&T, Inc.	335,691	9,328,853
BCE, Inc.	164,821	5,584,135
CenturyLink, Inc.	149,417	6,423,437
Verizon Communications, Inc.	52,471	1,679,597

		23,016,022

		23,016,022
Utilities - 4.13%
Electric Utilities - 2.51%
Duke Energy Corp.	167,875	2,946,206
Entergy Corp.	40,808	2,907,162
Exelon Corp.	69,143	2,722,160

		8,575,528
Multi-Utilities - 1.62%
Ameren Corp.	88,611	2,544,908
Public Service Enterprise Group, Inc.	96,364	2,970,902

		5,515,810

		14,091,338

TOTAL COMMON STOCKS (Cost $310,355,376)		$337,831,022

SHORT-TERM INVESTMENTS - 1.14%
Repurchase Agreement - 1.14%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $3,871,001 on 12/1/2010,
collateralized by $3,650,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$3,951,125, including interest)	$3,871,000	3,871,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,871,000)		$3,871,000

Total Investments (Optimized Value Fund)
(Cost $314,226,376) - 100.25%		$341,702,022
Other assets and liabilities, net - (0.25%)		(850,679)

TOTAL NET ASSETS - 100.00%		$340,851,343

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.61%
Consumer Discretionary - 3.93%
Hotels, Restaurants & Leisure - 3.93%
Marriott International, Inc., Class A (L)	207,573	$8,138,937
Starwood Hotels & Resorts
Worldwide, Inc. (L)	90,000	5,115,600

		13,254,537

		13,254,537

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 87.68%
Real Estate Investment Trusts - 87.68%
Alexandria Real Estate Equities, Inc. (L)	52,700	$3,517,725
AMB Property Corp.	310,900	9,072,062
AvalonBay Communities, Inc.	131,316	14,488,094
BioMed Realty Trust, Inc.	223,700	3,943,831
Boston Properties, Inc.	138,250	11,585,350
BRE Properties, Inc.	236,540	10,187,778
Camden Property Trust (L)	192,100	9,810,547
CBL & Associates Properties, Inc. (L)	310,114	5,116,881
DCT Industrial Trust, Inc.	386,200	1,907,828
Douglas Emmett, Inc. (L)	409,100	6,831,970
EastGroup Properties, Inc.	90,600	3,612,222
Equity One, Inc. (L)	302,900	5,243,199
Equity Residential	333,050	16,645,839
Essex Property Trust, Inc. (L)	77,700	8,612,268
Federal Realty Investment Trust	149,780	11,591,474
General Growth Properties, Inc.	546,300	8,844,597
Healthcare Realty Trust, Inc. (L)	350,300	7,230,192
Highwoods Properties, Inc. (L)	147,200	4,491,072
Host Hotels & Resorts, Inc. (L)	725,862	11,962,206
Kilroy Realty Corp. (L)	265,400	9,055,448
Kimco Realty Corp.	572,500	9,537,850
Plum Creek Timber Company, Inc. (L)	152,700	5,503,308
Post Properties, Inc.	65,000	2,214,550
ProLogis	335,800	4,368,758
Public Storage	145,400	14,045,640
Regency Centers Corp. (L)	209,850	8,545,092
Simon Property Group, Inc.	323,651	31,879,623
SL Green Realty Corp. (L)	163,300	10,679,820
Starwood Property Trust, Inc.	104,600	2,087,816
Taubman Centers, Inc. (L)	133,600	6,483,608
Terreno Realty Corp. (I)	55,800	990,450
The Macerich Company (L)	263,012	12,187,976
Vornado Realty Trust	185,574	15,139,127
Washington Real Estate Investment Trust	157,700	4,838,236
Weingarten Realty Investors (L)	147,800	3,502,860

		295,755,297

		295,755,297

TOTAL COMMON STOCKS (Cost $199,597,922)		$309,009,834

CONVERTIBLE BONDS - 0.74%
Financials - 0.74%
Forest City Enterprises, Inc.
5.000%, 10/15/2016	1,860,000	2,493,330

TOTAL CONVERTIBLE BONDS (Cost $1,897,238)		$2,493,330

SHORT-TERM INVESTMENTS - 32.02%
Short-Term Securities* - 7.43%
State Street Institutional US Government
Money Market Fund, 0.0936% (Y)	$974,156	974,156
T. Rowe Price Prime Reserve Investment
Fund, 0.2575% (Y)	24,101,533	24,101,533

		25,075,689

167

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
SECURITIES LENDING COLLATERAL - 24.59%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	$8,288,079	$82,939,639

TOTAL SHORT-TERM INVESTMENTS (Cost $108,003,788)		$108,015,328

Total Investments (Real Estate Equity Fund)
(Cost $309,498,948) - 124.37%		$419,518,492
Other assets and liabilities, net - (24.37%)		(82,202,088)

TOTAL NET ASSETS - 100.00%		$337,316,404

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.76%
Financials - 96.47%
Real Estate Investment Trusts - 93.99%
Apartment Investment & Management
Company, Class A	277,600	$6,695,712
AvalonBay Communities, Inc.	160,699	17,729,921
Boston Properties, Inc. (L)	204,064	17,100,563
Brandywine Realty Trust (L)	714,450	7,901,817
BRE Properties, Inc. (L)	261,520	11,263,666
Cogdell Spencer, Inc.	433,300	2,478,476
Colonial Properties Trust (L)	364,600	6,562,800
CommonWealth REIT	249,500	6,244,985
DCT Industrial Trust, Inc. (L)	943,850	4,662,619
Developers Diversified Realty Corp. (L)	911,150	11,690,055
Digital Realty Trust, Inc. (L)	273,850	14,382,602
Douglas Emmett, Inc. (L)	334,950	5,593,665
Entertainment Properties Trust (L)	93,061	4,308,724
Equity Residential	373,253	18,655,185
Extra Space Storage, Inc.	590,250	9,455,805
General Growth Properties, Inc.	837,300	13,555,887
Glimcher Realty Trust (L)	362,700	2,966,886
HCP, Inc.	191,787	6,315,546
Host Hotels & Resorts, Inc. (L)	1,156,806	19,064,163
Kimco Realty Corp.	23,200	386,512
LTC Properties, Inc.	175,850	4,746,192
Medical Properties Trust, Inc. (L)	319,350	3,346,788
Nationwide Health Properties, Inc.	170,607	6,150,382
Pebblebrook Hotel Trust (I)	254,550	4,770,267
Post Properties, Inc. (L)	260,500	8,875,235
ProLogis (L)	1,370,860	17,834,889
PS Business Parks, Inc.	24,500	1,269,590
Public Storage	180,176	17,405,002
Ramco-Gershenson Properties Trust	248,776	2,860,924
Regency Centers Corp. (L)	313,467	12,764,376
Sabra Healthcare REIT, Inc. (L)	82,883	1,413,155
Senior Housing Properties Trust	544,273	12,153,616
Simon Property Group, Inc.	492,697	48,530,652
SL Green Realty Corp. (L)	264,000	17,265,600
Strategic Hotels & Resorts, Inc. (I)	771,700	3,603,839
Sunstone Hotel Investors, Inc. (I)(L)	51,100	486,472
Tanger Factory Outlet Centers, Inc. (L)	92,450	4,435,751
Taubman Centers, Inc.	48,200	2,339,146
The Macerich Company (L)	52,750	2,444,435
Vornado Realty Trust (L)	122,420	9,987,024
Washington Real Estate Investment Trust	42	1,289

		369,700,213

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 2.48%
Brookfield Properties Corp. (L)	401,950	$6,499,532
Campus Crest Communities, Inc.	177,650	2,240,167
Hudson Pacific Properties, Inc.	67,600	1,031,576

		9,771,275

		379,471,488
Health Care - 2.29%
Health Care Providers & Services - 2.29%
Brookdale Senior Living, Inc. (I)	445,850	8,524,652
Sun Healthcare Group, Inc. (I)(L)	48,700	477,260

		9,001,912

		9,001,912

TOTAL COMMON STOCKS (Cost $318,650,091)		$388,473,400

SHORT-TERM INVESTMENTS - 22.99%
Repurchase Agreement - 1.46%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.01% to be
repurchased at $5,751,002 on 12/01/2010,
collateralized by $5,265,000 Federal Home
Loan Mortgage Corp., 4.500% due
07/15/2013 (valued at $5,870,475,
including interest)	5,751,000	5,751,000
Securities Lending Collateral - 21.53%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	8,463,902	84,699,116

TOTAL SHORT-TERM INVESTMENTS (Cost $90,451,484)		$90,450,116

Total Investments (Real Estate Securities Fund)
(Cost $409,101,575) - 121.75%		$478,923,516
Other assets and liabilities, net - (21.75%)		(85,568,404)

TOTAL NET ASSETS - 100.00%		$393,355,112

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.58%
U.S. Treasury Notes - 1.98%
3.000%, 07/15/2012	14,284,559	$15,108,150
3.500%, 01/15/2011	1,255,050	1,260,835

		16,368,985
FDIC Structured Sale Guaranteed Notes - 0.54%
zero coupon 10/25/2011 (S)	4,500,000	4,472,685
Federal National Mortgage Association - 0.01%
1.553%, 10/01/2044 (P)	63,587	63,262
Treasury Inflation Protected Securities (D) - 91.05%
2.000%, 01/15/2026 (F)	30,042,515	33,084,320
1.375%, 07/15/2018 (F)	27,046,032	29,123,086
0.625%, 04/15/2013 (F)	28,936,617	29,721,060
1.250%, 07/15/2020	10,817,280	11,386,031
1.375%, 01/15/2020	28,991,434	30,932,497
1.625%, 01/15/2015 to 01/15/2018	23,786,184	25,631,093
1.750%, 01/15/2028	14,076,045	14,944,804
1.875%, 07/15/2013 to 07/15/2019	80,693,905	86,668,057
2.000%, 01/15/2014 to 01/15/2016	61,271,088	66,348,738
2.125%, 01/15/2019 to 02/15/2040	54,177,972	60,873,921

168

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected Securities (D) (continued)
2.375%, 04/15/2011 to 01/15/2027 (F)		$114,606,685	$129,631,886
2.500%, 07/15/2016 to 01/15/2029		78,277,640	90,311,732
2.625%, 07/15/2017		19,076,314	22,143,423
3.375%, 01/15/2012 to 04/15/2032		11,198,057	14,623,494
3.625%, 04/15/2028		29,036,955	38,904,990
3.875%, 04/15/2029		50,051,324	69,673,026

			754,002,158

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $765,941,588)			$774,907,090

FOREIGN GOVERNMENT
OBLIGATIONS - 1.66%
Australia - 1.66%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	13,400,000	13,785,227

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,727,010)			$13,785,227

CORPORATE BONDS - 24.85%
Consumer Discretionary - 0.68%
EchoStar DBS Corp.
6.375%, 10/01/2011		$1,708,000	1,750,700
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017		1,000,000	1,120,000
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,760,275

			5,630,975
Energy - 1.35%
BP Capital Markets PLC
0.423%, 04/11/2011 (P)		200,000	199,908
Gaz Capital SA
7.343%, 04/11/2013 (S)		300,000	323,625
8.146%, 04/11/2018 (S)		400,000	453,500
Gazprom Via Gaz Capital SA
5.092%, 11/29/2015 (S)		200,000	201,000
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		9,300,000	10,015,886

			11,193,919
Financials - 21.02%
Ally Financial, Inc.
5.375%, 06/06/2011		4,200,000	4,210,500
6.875%, 09/15/2011		500,000	511,875
American Express Bank FSB
0.385%, 05/29/2012 (P)		5,900,000	5,858,989
0.403%, 06/12/2012 (P)		700,000	695,227
American Express Centurion Bank
0.403%, 06/12/2012 (P)		5,100,000	5,061,378
American International Group, Inc.
5.850%, 01/16/2018		2,800,000	2,814,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		1,500,000	1,530,000
American International Group,
Inc., Series 1
0.399%, 10/18/2011 (P)		1,200,000	1,183,800
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		1,900,000	2,105,508
Bank of America Corp.
0.743%, 06/11/2012	GBP	3,600,000	5,449,655

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of Nova Scotia
3.400%, 01/22/2015		$1,200,000	$1,270,961
Barclays Bank PLC
6.050%, 12/04/2017 (S)		5,200,000	5,465,413
Barclays Bank PLC (7.434% to
12/15/2017, then 3 month LIBOR
+ 3.170%)
(Q)(S)		600,000	576,000
BNP Paribas
2.125%, 12/21/2012		1,800,000	1,839,029
Countrywide Financial Corp, Series MTN
0.726%, 05/07/2012 (P)		6,700,000	6,600,110
Countrywide Financial Corp.
5.800%, 06/07/2012		3,400,000	3,573,502
FCE Bank PLC
7.125%, 01/16/2012	EUR	200,000	264,802
Ford Motor Credit Company LLC
7.250%, 10/25/2011		$6,350,000	6,553,702
7.800%, 06/01/2012		450,000	477,054
GMAC Canada, Ltd.
6.000%, 05/23/2012	EUR	2,000,000	2,622,062
Green Valley, Ltd.
4.572%, 01/10/2011 (P)(S)		400,000	515,897
HBOS PLC
6.750%, 05/21/2018 (S)		$1,000,000	957,120
ING Bank NV
0.919%, 01/13/2012 (P)(S)		10,800,000	10,792,300
1.609%, 10/18/2013 (P)(S)		400,000	399,436
International Lease Finance Corp.
5.350%, 03/01/2012		4,300,000	4,300,000
6.500%, 09/01/2014 (S)		700,000	733,250
6.625%, 11/15/2013		600,000	601,500
6.750%, 09/01/2016 (S)		700,000	738,500
7.125%, 09/01/2018 (S)		1,300,000	1,374,750
JPMorgan Chase & Company, Series 1
1.372%, 10/12/2015 (P)	EUR	4,900,000	5,880,196
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		$1,800,000	1,855,033
Lehman Brothers Holdings, Inc.
zero coupon 04/05/2011 (H)	EUR	36,000	9,930
5.125%, 06/27/2014 (H)		850,000	237,219
6.200%, 09/26/2014 (H)		$300,000	64,875
6.875%, 05/02/2018 (H)		1,200,000	274,500
7.000%, 09/27/2027 (H)		300,000	64,875
Merrill Lynch & Company, Inc.
1.006%, 06/29/2012	EUR	2,100,000	2,645,154
1.457%, 09/27/2012		1,500,000	1,882,047
Morgan Stanley
0.739%, 10/18/2016 (P)		$400,000	361,960
1.357%, 03/01/2013	EUR	12,900,000	15,963,956
Mystic Re, Ltd.
10.294%, 06/07/2011 (P)(S)		$1,500,000	1,567,800
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		1,700,000	1,853,777
New York Life Global Funding
4.650%, 05/09/2013 (S)		1,800,000	1,939,048
Pacific Life Global Funding
5.150%, 04/15/2013 (S)		600,000	644,984
Pricoa Global Funding I
0.419%, 06/26/2012 (P)(S)		7,600,000	7,538,660
Royal Bank of Scotland PLC
3.000%, 12/09/2011 (S)		1,400,000	1,432,693
Santander US Debt SA Unipersonal
1.089%, 03/30/2012 (P)(S)		12,000,000	11,851,200

169

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
3.294%, 02/01/2014 (P)		$13,000	$12,140
5.050%, 11/14/2014		1,000,000	969,874
5.375%, 05/15/2014		4,000,000	3,972,480
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,381,620
The Goldman Sachs Group, Inc.
1.015%, 01/30/2017	EUR	1,000,000	1,188,512
The Royal Bank of Scotland Group PLC
2.704%, 08/23/2013 (P)		$8,200,000	8,291,537
4.875%, 03/16/2015		4,200,000	4,340,519
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)		1,300,000	1,441,618
UBS AG/Stamford CT
1.384%, 02/23/2012 (P)		9,800,000	9,880,801
Vita Capital III, Ltd.
1.410%, 01/01/2012 (P)(S)		500,000	496,300
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
(Q)		900,000	945,000

			174,064,628
Health Care - 1.05%
Boston Scientific Corp.
6.000%, 06/15/2011		1,490,000	1,522,747
Cardinal Health, Inc.
6.000%, 06/15/2017		1,500,000	1,688,391
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,453,500

			8,664,638
Industrials - 0.13%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,106,850
Materials - 0.13%
RPM International, Inc.
6.500%, 02/15/2018		1,000,000	1,098,104
Telecommunication Services - 0.49%
Sprint Capital Corp.
7.625%, 01/30/2011		4,000,000	4,020,000

TOTAL CORPORATE BONDS (Cost $204,113,783)			$205,779,114

MUNICIPAL BONDS - 0.22%
New Jersey - 0.07%
Tobacco Settlement Financing Corp. of
New Jersey
5.000%, 06/01/2041		900,000	575,559
Ohio - 0.07%
Buckeye Tobacco Settlement
Financing Authority
6.000%, 06/01/2042		800,000	579,792
West Virginia - 0.08%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047		950,000	655,491

TOTAL MUNICIPAL BONDS (Cost $2,471,868)			$1,810,842

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.34%
Commercial & Residential - 9.01%
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A
1.434%, 05/17/2060 (P)(S)		4,000,000	3,986,773

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Arran Residential Mortgages Funding
PLC, Series 2010-1A, Class A1B
2.203%, 05/16/2047 (S)	$500,000	$647,553
Banc of America Commercial Mortgage,
Inc., Series 2006-5, Class A4
5.414%, 09/10/2047	500,000	526,733
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
2.832%, 02/20/2036 (P)	5,239,464	4,963,779
Banc of America Mortgage Securities,
Inc., Series 2005-A, Class 2A2
3.180%, 02/25/2035 (P)	764,678	674,919
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-5, Class A1,
2.340%, 08/25/2035 (P)	342,605	327,886
Series 2005-5, Class A2,
2.380%, 08/25/2035 (P)	588,559	556,067
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)	1,072,508	1,020,810
Series 2003-3, Class 3A2,
2.761%, 05/25/2033 (P)	132,090	132,636
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)	342,565	327,584
Bear Stearns Commercial Mortgage
Securities, Series 2006-BBA7, Class A2
0.413%, 03/15/2019 (P)(S)	5,800,000	5,273,865
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	1,185,532	1,060,559
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.884%, 12/10/2049 (P)	183,000	194,084
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.210%, 08/25/2035 (P)	94,220	88,686
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	425,024	399,012
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)	446,033	399,651
Series 2005-11, Class 1A1,
2.820%, 12/25/2035 (P)	75,033	68,366
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD5, Class A4
5.886%, 11/15/2044 (P)	500,000	535,007
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB5, Class 2A1
3.068%, 04/20/2035 (P)	2,940,516	2,830,429
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A4
5.910%, 06/15/2039 (P)	750,000	775,242
CS First Boston Mortgage Securities
Corp., Series 2004-AR3, Class 2A
2.749%, 04/25/2034 (P)	7,652,834	7,541,738
Granite Master Issuer PLC
Series 2006-3, Class A3,
0.293%, 12/20/2054 (P)	1,147,416	1,067,088
Series 2006-4, Class A6,
0.343%, 12/20/2054 (P)	224,125	208,435
GSR Mortgage Loan TrusT,
Series 2005-AR7, Class 2A1
2.876%, 11/25/2035 (P)	4,355,249	3,798,809

170

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.898%, 04/19/2034 (P)	$9,116,608	$7,889,431
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	800,000	834,201
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	620,000	655,503
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.977%, 07/25/2035 (P)	841,534	820,062
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)	200,000	212,132
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.653%, 03/25/2036 (P)	833,591	332,425
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
0.463%, 02/25/2036 (P)	9,153,595	6,957,940
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2007-9, Class A4
5.700%, 09/12/2049	400,000	416,915
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.075%, 06/11/2049 (P)	1,160,000	1,229,159
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
5.275%, 05/25/2036 (P)	1,700,000	1,355,634
RBSCF Trust,
Series 2009-RR2, Class WBA
6.100%, 02/16/2051 (P)(S)	3,300,000	3,621,700
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.433%, 06/25/2046 (P)	1,341,113	541,224
Structured Asset Mortgage Investments,
Inc., Series 2005-AR5, Class A3
0.503%, 07/19/2035 (P)	6,736,719	6,234,551
Swan, Series 2010-1, Class A
6.130%, 04/25/2041	2,481,098	2,355,628
Thornburg Mortgage Securities Trust,
Series 2007-2 ,Class A2A
0.383%, 06/25/2037 (P)	901,308	874,066
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	870,000	941,996
Series 2006-C28, Class A4,
5.572%, 10/15/2048	500,000	527,212
WaMu Mortgage Pass-Through
Certificates,
Series 2007-HY3, Class 4A1
5.035%, 03/25/2037 (P)	1,158,490	992,253
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036	836,987	462,328
U.S. Government Agency - 2.33%
Federal Home Loan Mortgage Corp.,
Series 2979, Class MB
5.500%, 11/15/2018	936,095	973,993

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2007-63, Class FC,
0.603%, 07/25/2037 (P)		$8,270,722	$8,246,019
Series 2006-30, Class KF,
0.693%, 05/25/2036 (P)		7,992,662	7,993,444
Series 2007-4, Class DF,
0.698%, 02/25/2037 (P)		1,859,094	1,850,885
Series 2003-34, Class A1,
6.000%, 04/25/2043		17,580	19,318
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		26,407	29,117
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		160,570	176,543

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $90,778,699)			$93,949,390

ASSET BACKED SECURITIES - 2.78%
AMMC CDO, Series 2005-5A, Class A1A
0.526%, 08/08/2017 (P)(S)		2,100,000	2,038,302
ARES CLO Funds,
Series 2006-6RA, Class A1B
0.520%, 03/12/2018 (P)(S)		1,484,006	1,432,066
Argent Securities, Inc.,
Series 2005-W2, Class A2B1
0.453%, 10/25/2035 (P)		301,439	254,806
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		844,475	424,829
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.303%, 11/25/2036 (P)		537,877	533,086
Magnolia Funding, Ltd.,
Series 2010-1A, Class A1
3.000%, 04/20/2017 (P)(S)	EUR	782,720	1,007,298
Race Point CLO, Series 2A, Class A1
0.836%, 05/15/2015 (P)(S)		$523,689	499,023
SLM Student Loan Trust,
Series 2008-9, Class A
1.788%, 04/25/2023 (P)		15,716,437	16,225,986
Wells Fargo Home Equity Trust,
Series 2005-4, Class AI2
0.503%, 12/25/2035 (P)(S)		116,857	116,690
Wood Street CLO BV, Series II-
A, Class A1
1.388%, 03/29/2021 (P)(S)	EUR	397,091	467,954

TOTAL ASSET BACKED SECURITIES (Cost $22,695,110)			$23,000,040

PREFERRED SECURITIES - 0.06%
Financials - 0.06%
Wells Fargo & Company, Series L 7.500%		$500	493,500

TOTAL PREFERRED SECURITIES (Cost $500,000)			$493,500

OPTIONS PURCHASED - 0.01%
Puts - 0.01%
Over the Counter USD Purchased Options
(Expiration Date: 12/11/2019, Strike
Price: 2.00) (I)		12,600,000	44,853

TOTAL OPTIONS PURCHASED (Cost $30,555)			$44,853

171

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.59%
Repurchase Agreement - 1.58%
Morgan Stanley Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.260%
to be repurchased at $11,200,081 on
12/01/2010, collateralized by
$11,485,800 U.S. Treasury Notes,
1.375% due 11/30/2015 (valued at
$11,460,675, including interest)	$11,200,000	$11,200,000
Repurchase Agreement with State Street
Corp. dated 11/30/2010 at 0.010% to be
repurchased at $1,931,001 on
12/01/2010, collateralized by
$1,795,000 Federal Home Loan
Mortgage Corp., 4.500% due
01/15/2013 (valued at $1,970,013,
including interest)	1,931,000	1,931,000

		13,131,000
Short-Term Securities* - 0.01%
U.S. Treasury Bill, 0.183%, 01/20/2011	59,000	58,988
U.S. Treasury Bill, 0.191%, 01/20/2011	21,000	20,995

		79,983

TOTAL SHORT-TERM INVESTMENTS (Cost $13,210,983)		$13,210,983

Total Investments (Real Return Bond Fund)
(Cost $1,112,469,596) - 136.09%		$1,126,981,039
Other assets and liabilities, net - (36.09%)		(298,885,041)

TOTAL NET ASSETS - 100.00%		$828,095,998

Retirement 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 8.00%
John Hancock Funds II (G) - 8.00%
Index 500, Class NAV (John Hancock) (A)(2) $	10,367	$91,539
International Equity Index, Class NAV (SSgA)	1,817	30,513
Fixed Income - 92.00%
John Hancock Funds II (G) - 92.00%
Total Bond
Market, Class NAV (Declaration) (A)	132,666	1,403,604
Total investments (Retirement 2010 Portfolio)
(Cost $1,530,808) - 100.00%		$1,525,656
Other assets and liabilities, net - 0.00%		(58)

TOTAL NET ASSETS - 100.00%		$1,525,598

Retirement 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 23.00%
John Hancock Funds II (G) - 23.00%
Index 500, Class NAV (John Hancock) (A)(2) $	35,298	$311,687
International Equity Index, Class NAV (SSgA)	6,244	104,832
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	444	8,424
Small Cap Index, Class NAV
(John Hancock) (A)(2)	448	5,616
Fixed Income - 77.00%
John Hancock Funds II (G) - 77.00%
Total Bond
Market, Class NAV (Declaration) (A)	136,242	1,441,436
Total investments (Retirement 2015 Portfolio)
(Cost $1,872,172) - 100.00%		$1,871,995
Other assets and liabilities, net - 0.00%		(56)

TOTAL NET ASSETS - 100.00%		$1,871,939

Retirement 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 44.00%
John Hancock Funds II (G) - 44.00%
Index 500, Class NAV (John Hancock) (A)(2) $	59,872	$528,682
International Equity Index, Class NAV (SSgA)	10,715	179,899
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	3,292	62,414
Small Cap Index, Class NAV
(John Hancock) (A)(2)	2,928	36,714
Fixed Income - 56.00%
John Hancock Funds II (G) - 56.00%
Total Bond
Market, Class NAV (Declaration) (A)	97,164	1,027,992
Total investments (Retirement 2020 Portfolio)
(Cost $1,839,811) - 100.00%		$1,835,701
Other assets and liabilities, net - 0.00%		(80)

TOTAL NET ASSETS - 100.00%		$1,835,621

Retirement 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 62.50%
John Hancock Funds II (G) - 62.50%
Index 500, Class NAV (John Hancock) (A)(2) $	200,420	$1,769,713
International Equity Index, Class NAV (SSgA)	34,600	580,939
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	10,497	199,025

172

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Retirement 2025 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Small Cap Index, Class NAV
(John Hancock) (A)(2)	$11,153	$139,856
Fixed Income - 37.50%
John Hancock Funds II (G) - 37.50%
Total Bond
Market, Class NAV (Declaration) (A)	152,526	1,613,720
Total investments (Retirement 2025 Portfolio)
(Cost $4,316,868) - 100.00%		$4,303,253
Other assets and liabilities, net - 0.00%		(171)

TOTAL NET ASSETS - 100.00%		$4,303,082

Retirement 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 73.00%
John Hancock Funds II (G) - 73.00%
Index 500, Class NAV (John Hancock) (A)(2) $	104,927	$926,505
International Equity Index, Class NAV (SSgA)	18,240	306,250
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	5,316	100,791
Small Cap Index, Class NAV
(John Hancock) (A)(2)	6,492	81,408
Fixed Income - 27.00%
John Hancock Funds II (G) - 27.00%
Total Bond
Market, Class NAV (Declaration) (A)	49,465	523,339
Total investments (Retirement 2030 Portfolio)
(Cost $1,950,042) - 100.00%		$1,938,293
Other assets and liabilities, net - 0.00%		(84)

TOTAL NET ASSETS - 100.00%		$1,938,209

Retirement 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 79.00%
John Hancock Funds II (G) - 79.00%
Index 500, Class NAV (John Hancock) (A)(2) $	134,204	$1,185,032
International Equity Index, Class NAV (SSgA)	23,893	401,158
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	6,810	129,108
Small Cap Index, Class NAV
(John Hancock) (A)(2)	8,457	106,053
Fixed Income - 21.00%
John Hancock Funds II (G) - 21.00%
Total Bond
Market, Class NAV (Declaration) (A)	45,762	484,157

Retirement 2035 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Total investments (Retirement 2035 Portfolio)
(Cost $2,315,922) - 100.00%		$2,305,508
Other assets and liabilities, net - 0.00%		(87)

TOTAL NET ASSETS - 100.00%		$2,305,421

Retirement 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 82.01%
John Hancock Funds II (G) - 82.01%
Index 500, Class NAV (John Hancock) (A)(2) $	$35,026	$309,280
International Equity Index, Class NAV (SSgA)	6,302	105,806
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	1,778	33,719
Small Cap Index, Class NAV
(John Hancock) (A)(2)	2,225	27,905
Fixed Income - 18.00%
John Hancock Funds II (G) - 18.00%
Total Bond
Market, Class NAV (Declaration) (A)	9,891	104,644
Total investments (Retirement 2040 Portfolio)
(Cost $585,319) - 100.01%		$581,354
Other assets and liabilities, net - (0.01%)		(36)

TOTAL NET ASSETS - 100.00%		$581,318

Retirement 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 82.01%
John Hancock Funds II (G) - 82.01%
Index 500, Class NAV (John Hancock) (A)(2) $	40,603	$358,533
International Equity Index, Class NAV (SSgA)	7,305	122,656
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	2,062	39,088
Small Cap Index, Class NAV
(John Hancock) (A)(2)	2,580	32,349
Fixed Income - 18.00%
John Hancock Funds II (G) - 18.00%
Total Bond
Market, Class NAV (Declaration) (A)	11,466	121,308
Total investments (Retirement 2045 Portfolio)
(Cost $680,578) - 100.01%		$673,934
Other assets and liabilities, net - (0.01%)		(34)

TOTAL NET ASSETS - 100.00%		$673,900

173

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 94.09%
Treasury Inflation Protected Securities (D) - 1.86%
1.875%, 07/15/2013	$2,253,742	$2,394,953
U.S. Treasury Notes - 18.64%
0.750%, 08/15/2013	3,755,000	3,767,910
1.125%, 12/15/2012	2,770,000	2,805,489
1.250%, 08/31/2015 to 09/30/2015	2,830,000	2,811,159
1.500%, 12/31/2013	790,000	808,084
1.750%, 03/31/2014	690,000	710,485
1.875%, 06/15/2012 to 06/30/2015	3,950,000	4,042,449
2.125%, 05/31/2015	6,345,000	6,575,514
2.500%, 04/30/2015	2,395,000	2,523,918

		24,045,008
Federal Agricultural Mortgage Corp. - 12.72%
2.125%, 09/15/2015	3,580,000	3,661,588
2.375%, 07/22/2015	4,990,000	5,107,774
3.250%, 08/11/2014	805,000	856,795
5.500%, 07/15/2011 (S)	6,575,000	6,780,883

		16,407,040
Federal Farm Credit Bank - 7.38%
1.840%, 03/01/2013	5,500,000	5,516,588
2.625%, 04/17/2014	1,980,000	2,083,463
3.000%, 12/22/2014	360,000	360,599
3.875%, 10/07/2013	1,430,000	1,552,555

		9,513,205
Federal Home Loan Bank - 1.16%
Federal Home Loan Bank
3.625%, 10/18/2013	1,390,000	1,496,651
Federal Home Loan Mortgage Corp. - 6.22%
1.125%, 10/25/2013	2,520,000	2,518,808
4.500%, 10/01/2024 to 11/01/2024	4,489,456	4,714,632
6.500%, 04/01/2038	713,440	790,622

		8,024,062
Federal National Mortgage Association - 31.98%
0.750%, 12/18/2013	1,630,000	1,616,903
1.500%, 09/08/2014	3,320,000	3,319,698
1.600%, 09/30/2014	2,000,000	2,008,090
1.850%, 03/25/2013	2,470,000	2,479,346
1.875%, 09/09/2015	1,660,000	1,665,128
2.000%, 04/15/2013	3,765,000	3,783,727
2.050%, 01/28/2013	1,245,000	1,247,455
2.375%, 07/28/2015	1,835,000	1,902,814
3.151%, 10/01/2040 (P)	6,198,095	6,418,868
3.577%, 07/01/2039 (P)	340,162	356,120
4.239%, 09/01/2039 (P)	880,485	926,299
4.277%, 05/01/2034 (P)	301,765	316,936
4.859%, 12/01/2038 (P)	76,414	80,273
5.176%, 04/01/2048 (P)	21,135	22,256
5.500%, 05/01/2034	3,816,504	4,118,104
6.000%, 02/01/2037	1,929,869	2,100,906
6.500%, 09/01/2036 to 01/01/2039	7,957,026	8,891,299

		41,254,222
Government National Mortgage Association - 1.07%
3.500%, 10/20/2039 (P)	268,451	281,192
4.000%, 08/20/2039 (P)	1,032,363	1,092,449

		1,373,641
Tennessee Valley Authority - 13.06%
4.375%, 06/15/2015	4,245,000	4,758,904
4.750%, 08/01/2013	1,460,000	1,610,063
6.000%, 03/15/2013	1,342,000	1,504,089
6.790%, 05/23/2012	7,525,000	8,209,971

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
7.140%, 05/23/2012	$700,000	$766,335

		16,849,362

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $119,779,308)		$121,358,144

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.35%
U.S. Government Agency - 5.35%
Federal Home Loan Mortgage Corp.
Series 3573, Class MA,
4.000%, 07/15/2022	993,822	1,053,603
Series 3591, Class TA,
4.000%, 06/15/2039	134,290	140,614
Series 3545, Class PA,
4.000%, 06/15/2039	325,214	336,035
Series 3499, Class PA,
4.500%, 08/15/2036	1,477,291	1,548,652
Federal National Mortgage Association,
Series 2010-53, Class MA
4.500%, 09/25/2037	1,232,955	1,303,746
Government National Mortgage Association
Series 2010-88, Class BA,
4.500%, 01/20/2036	2,034,121	2,148,357
Series 2010-91, Class GA,
4.500%, 09/20/2036	346,745	370,500

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,852,101)		$6,901,507

SHORT-TERM INVESTMENTS - 0.85%
Federal Home Loan Bank Discount Notes,
0.070%, 12/01/2010	$1,100,000	1,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,000)		$1,100,000

Total Investments (Short Term Government Income Fund)
(Cost $127,731,409) - 100.29%		$129,359,651
Other assets and liabilities, net - (0.29%)		(371,190)

TOTAL NET ASSETS - 100.00%		$128,988,461

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.27%
Consumer Discretionary - 17.95%
Distributors - 0.74%
LKQ Corp. (I)	59,300	$1,279,398
Diversified Consumer Services - 1.43%
Grand Canyon Education, Inc. (I)	56,629	1,078,216
Steiner Leisure, Ltd. (I)	23,413	941,671
Xueda Education Group (I)	35,500	438,425

		2,458,312
Hotels, Restaurants & Leisure - 3.84%
AFC Enterprises, Inc. (I)	40,003	531,240
Domino’s Pizza, Inc. (I)	51,000	753,270
Home Inns & Hotels Management,
Inc., ADR (I)	23,830	1,134,546
Penn National Gaming, Inc. (I)	65,240	2,290,576

174

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
The Cheesecake Factory, Inc. (I)(L)	59,327	$1,890,751

		6,600,383
Household Durables - 3.28%
Jarden Corp.	65,580	2,013,306
Tempur-Pedic International, Inc. (I)	103,150	3,621,596

		5,634,902
Leisure Equipment & Products - 1.84%
Brunswick Corp.	118,060	1,883,057
RC2 Corp. (I)	57,429	1,272,052

		3,155,109
Media - 0.81%
Cinemark Holdings, Inc.	78,900	1,384,695
Multiline Retail - 0.74%
Big Lots, Inc. (I)	41,690	1,277,799
Specialty Retail - 2.30%
Dick’s Sporting Goods, Inc. (I)	58,440	1,999,232
Lumber Liquidators Holdings, Inc. (I)	31,500	741,510
The Children’s Place Retail Stores, Inc. (I)	23,550	1,222,481

		3,963,223
Textiles, Apparel & Luxury Goods - 2.97%
Columbia Sportswear Company (L)	27,840	1,549,018
Hanesbrands, Inc. (I)	131,290	3,564,523

		5,113,541

		30,867,362
Consumer Staples - 3.13%
Beverages - 0.60%
Central European Distribution Corp. (I)	43,090	1,035,453
Food & Staples Retailing - 0.82%
Fresh Market, Inc. (I)(L)	39,100	1,417,375
Food Products - 1.71%
Green Mountain Coffee Roasters, Inc. (I)	79,080	2,932,286

		5,385,114
Energy - 2.90%
Energy Equipment & Services - 1.84%
Dril-Quip, Inc. (I)	23,590	1,826,810
Oceaneering International, Inc. (I)	19,500	1,347,450

		3,174,260
Oil, Gas & Consumable Fuels - 1.06%
Overseas Shipholding Group, Inc. (L)	51,960	1,817,041

		4,991,301
Financials - 2.71%
Capital Markets - 1.48%
Stifel Financial Corp. (I)	27,800	1,440,874
Waddell & Reed Financial, Inc., Class A	35,700	1,099,560

		2,540,434
Commercial Banks - 0.58%
East West Bancorp, Inc.	57,080	989,767
Insurance - 0.65%
Assured Guaranty, Ltd.	65,910	1,121,129

		4,651,330
Health Care - 12.69%
Biotechnology - 4.17%
Alkermes, Inc. (I)	89,700	940,056
Incyte Corp. (I)	76,150	1,104,937
Onyx Pharmaceuticals, Inc. (I)(L)	29,400	865,830

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Pharmasset, Inc. (I)	28,900	$1,251,948
Regeneron Pharmaceuticals, Inc. (I)	48,922	1,409,932
Rigel Pharmaceuticals, Inc. (I)	94,900	757,302
Seattle Genetics, Inc. (I)(L)	55,380	836,238

		7,166,243
Health Care Equipment & Supplies - 3.10%
American Medical Systems
Holdings, Inc. (I)(L)	12,940	232,014
Gen-Probe, Inc. (I)	17,500	907,550
HeartWare International, Inc. (I)	15,840	1,456,646
NuVasive, Inc. (I)	29,400	686,784
Volcano Corp. (I)	77,250	2,050,988

		5,333,982
Health Care Providers & Services - 0.76%
WellCare Health Plans, Inc. (I)	46,300	1,303,345
Health Care Technology - 1.80%
Allscripts-Misys Healthcare Solutions, Inc. (I)	72,000	1,263,600
SXC Health Solutions Corp. (I)	47,806	1,833,360

		3,096,960
Life Sciences Tools & Services - 1.89%
Parexel International Corp. (I)	66,708	1,171,392
Pharmaceutical Product Development, Inc.	83,220	2,073,842

		3,245,234
Pharmaceuticals - 0.97%
Salix Pharmaceuticals, Ltd. (I)	37,220	1,661,873

		21,807,637
Industrials - 23.97%
Aerospace & Defense - 0.88%
AerCap Holdings NV (I)	55,230	717,438
Moog, Inc., Class A (I)	21,716	800,452

		1,517,890
Airlines - 1.98%
Allegiant Travel Company (L)	22,030	1,099,958
Copa Holdings SA, Class A	41,290	2,302,743

		3,402,701
Building Products - 0.81%
Trex Company, Inc. (I)(L)	75,586	1,394,562
Commercial Services & Supplies - 5.07%
Corrections Corp. of America (I)	160,928	3,886,410
Knoll, Inc.	68,960	1,058,536
Sykes Enterprises, Inc. (I)	116,664	2,146,618
The Geo Group, Inc. (I)	67,400	1,624,340

		8,715,904
Construction & Engineering - 2.05%
Aecom Technology Corp. (I)	93,100	2,398,256
Foster Wheeler AG (I)	40,100	1,122,800

		3,521,056
Machinery - 3.15%
ArvinMeritor, Inc. (I)	166,436	2,970,883
Commercial Vehicle Group, Inc. (I)	38,400	544,128
Lindsay Corp. (L)	32,260	1,904,630

		5,419,641
Professional Services - 1.84%
The Advisory Board Company (I)	56,560	2,684,338
TrueBlue, Inc. (I)	29,200	481,216

		3,165,554

175

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 4.01%
Con-way, Inc.	51,140	$1,728,532
J.B. Hunt Transport Services, Inc.	71,920	2,625,080
Old Dominion Freight Lines, Inc. (I)	55,720	1,609,194
Vitran Corp., Inc. (I)	79,650	923,940

		6,886,746
Trading Companies & Distributors - 4.18%
Beacon Roofing Supply, Inc. (I)	99,870	1,716,765
RSC Holdings, Inc. (I)	156,600	1,219,914
Rush Enterprises, Inc., Class A (I)	80,000	1,405,600
United Rentals, Inc. (I)	144,870	2,842,349

		7,184,628

		41,208,682
Information Technology - 30.99%
Communications Equipment - 8.41%
Acme Packet, Inc. (I)	54,260	2,657,655
ADTRAN, Inc.	43,161	1,344,034
Aruba Networks, Inc. (I)	62,900	1,333,480
Finisar Corp. (I)	102,650	1,962,668
Ixia (I)	56,390	894,345
JDS Uniphase Corp. (I)	107,400	1,274,838
Polycom, Inc. (I)	80,090	2,963,730
Riverbed Technology, Inc. (I)	59,940	2,032,565

		14,463,315
Computers & Peripherals - 0.06%
Compellent Technologies, Inc. (I)	3,700	96,200
Electronic Equipment, Instruments & Components - 3.30%
Jabil Circuit, Inc.	218,210	3,297,152
Power-One, Inc. (I)(L)	139,450	1,317,803
Sanmina-SCI Corp. (I)	101,070	1,056,182

		5,671,137
Internet Software & Services - 2.27%
Ancestry.com, Inc. (I)	37,800	1,080,324
GSI Commerce, Inc. (I)	61,450	1,465,583
Quinstreet, Inc. (I)	10,600	212,000
VistaPrint NV (I)	28,520	1,149,926

		3,907,833
IT Services - 0.82%
Syntel, Inc.	8,500	405,790
VeriFone Systems, Inc. (I)	28,900	1,004,275

		1,410,065
Semiconductors & Semiconductor Equipment - 6.84%
Applied Micro Circuits Corp. (I)	147,289	1,366,842
Cavium Networks, Inc. (I)	42,900	1,578,506
LSI Corp. (I)	221,210	1,269,745
Netlogic Microsystems, Inc. (I)	43,160	1,346,592
OmniVision Technologies, Inc. (I)	69,730	1,972,662
Power Integrations, Inc. (L)	31,030	1,250,199
Skyworks Solutions, Inc. (I)(L)	117,210	2,982,995

		11,767,541
Software - 9.29%
Cadence Design Systems, Inc. (I)	216,100	1,698,546
CommVault Systems, Inc. (I)	36,430	1,061,206
Concur Technologies, Inc. (I)	34,180	1,750,358
Fortinet, Inc. (I)	29,400	936,978
Informatica Corp. (I)	52,280	2,158,118
Parametric Technology Corp. (I)	76,480	1,638,202
Quest Software, Inc. (I)	44,900	1,135,970
Sourcefire, Inc. (I)	17,000	461,210
SuccessFactors, Inc. (I)	95,560	2,883,045

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
TIBCO Software, Inc. (I)	114,380	$2,246,423

		15,970,056

		53,286,147
Materials - 3.67%
Chemicals - 2.11%
LSB Industries, Inc. (I)	79,210	1,826,583
Methanex Corp.	61,610	1,805,789

		3,632,372
Containers & Packaging - 1.56%
Silgan Holdings, Inc.	78,070	2,673,117

		6,305,489
Telecommunication Services - 1.26%
Wireless Telecommunication Services - 1.26%
MetroPCS Communications, Inc. (I)	177,830	2,160,635

TOTAL COMMON STOCKS (Cost $141,673,902)		$170,663,697

INVESTMENT COMPANIES - 0.41%
iShares Russell 2000 Growth Index Fund (L)	8,700	708,615

TOTAL INVESTMENT COMPANIES (Cost $667,818)		$708,615

SHORT-TERM INVESTMENTS - 9.87%
Repurchase Agreement - 1.57%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11-30-10 at 0.250% to be
repurchased at $2,700,018 on 12-1-10,
collateralized by $2,553,562 Federal Home
Loan Mortgage Corp. 5.500% due 12-1-38
(valued at $2,754,000, including interest) $	2,700,000	2,700,000
Securities Lending Collateral - 8.30%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	1,426,886	14,278,991

TOTAL SHORT-TERM INVESTMENTS (Cost $16,980,063)		$16,978,991

Total Investments (Small Cap Growth Fund)
(Cost $159,321,783) - 109.55%		$188,351,303
Other assets and liabilities, net - (9.55%)		(16,425,431)

TOTAL NET ASSETS - 100.00%		$171,925,872

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.10%
Consumer Discretionary - 13.31%
Auto Components - 0.88%
American Axle & Manufacturing
Holdings, Inc. (I)	4,274	$45,903
Amerigon, Inc. (I)	1,581	16,601
Cooper Tire & Rubber Company	4,296	89,743
Dana Holding Corp. (I)	9,858	148,954
Dorman Products, Inc. (I)	788	31,134
Drew Industries, Inc.	1,380	27,876
Exide Technologies (I)	5,400	44,172
Fuel Systems Solutions, Inc. (I)	1,008	34,836
Modine Manufacturing Company (I)	3,294	45,655
Spartan Motors, Inc.	2,654	14,040
Standard Motor Products, Inc.	1,428	17,964

176

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Stoneridge, Inc. (I)	1,160	$15,080
Superior Industries International, Inc.	1,637	31,823
Tenneco, Inc. (I)	4,204	153,278

		717,059
Automobiles - 0.03%
Winnebago Industries, Inc. (I)(L)	2,134	22,364
Distributors - 0.14%
Audiovox Corp., Class A (I)	1,404	9,617
Core-Mark Holding Company, Inc. (I)	778	28,164
Pool Corp. (L)	3,542	75,055

		112,836
Diversified Consumer Services - 1.11%
American Public Education, Inc. (I)	1,325	45,275
Bridgepoint Education, Inc. (I)(L)	1,419	21,711
Capella Education Company (I)(L)	1,191	65,255
Coinstar, Inc. (I)	2,239	144,281
Corinthian Colleges, Inc. (I)(L)	6,352	26,234
CPI Corp.	406	11,555
Grand Canyon Education, Inc. (I)(L)	2,218	42,231
K12, Inc. (I)	1,781	45,665
Lincoln Educational Services Corp.	1,226	17,973
Mac-Gray Corp.	943	13,193
Matthews International Corp., Class A	2,123	68,955
Pre-Paid Legal Services, Inc. (I)	526	34,022
Regis Corp.	4,042	72,028
Sotheby’s	4,729	189,676
Steiner Leisure, Ltd. (I)	1,055	42,432
Stewart Enterprises, Inc., Class A (L)	5,762	32,671
Universal Technical Institute, Inc.	1,500	31,065

		904,222
Hotels, Restaurants & Leisure - 2.41%
AFC Enterprises, Inc. (I)	1,905	25,298
Ambassadors Group, Inc.	1,489	16,394
Ameristar Casinos, Inc.	1,974	35,256
Biglari Holdings, Inc. (I)	102	39,607
BJ’s Restaurants, Inc. (I)(L)	1,607	58,897
Bob Evans Farms, Inc.	2,166	67,449
Boyd Gaming Corp. (I)(L)	3,906	34,920
Buffalo Wild Wings, Inc. (I)	1,283	62,213
California Pizza Kitchen, Inc. (I)	1,403	23,725
CEC Entertainment, Inc. (I)	1,566	58,756
Churchill Downs, Inc.	841	33,295
Cracker Barrel Old Country Store, Inc.	1,673	88,100
Denny’s Corp. (I)	7,378	27,003
DineEquity, Inc. (I)	1,276	68,164
Domino’s Pizza, Inc. (I)	2,655	39,214
Gaylord Entertainment Company (I)(L)	2,477	85,035
Interval Leisure Group, Inc. (I)	2,882	47,755
Isle of Capri Casinos, Inc. (I)	1,368	12,025
Jack in the Box, Inc. (I)	3,880	78,046
Jamba, Inc. (I)	5,027	10,155
Krispy Kreme Doughnuts, Inc. (I)	4,276	25,613
Life Time Fitness, Inc. (I)	2,954	116,506
Marcus Corp.	1,613	20,904
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	1,322	11,554
Morgans Hotel Group Company (I)	1,895	14,478
Multimedia Games, Inc. (I)	2,499	10,796
O’Charley’s, Inc. (I)	1,476	10,214
Orient-Express Hotels, Ltd., Class A (I)	6,477	74,939
P.F. Chang’s China Bistro, Inc. (L)	1,629	82,330
Papa John’s International, Inc. (I)	1,510	38,671

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Peet’s Coffee & Tea, Inc. (I)(L)	842	$32,105
Pinnacle Entertainment, Inc. (I)	4,408	58,715
Red Robin Gourmet Burgers, Inc. (I)	1,143	21,180
Ruby Tuesday, Inc. (I)	4,602	58,860
Ruth’s Hospitality Group, Inc. (I)	2,431	12,009
Scientific Games Corp. (I)	4,712	37,932
Shuffle Master, Inc. (I)	3,950	42,384
Sonic Corp. (I)	4,469	41,830
Speedway Motorsports, Inc.	950	13,994
Texas Roadhouse, Inc., Class A (I)	4,080	69,727
The Cheesecake Factory, Inc. (I)(L)	4,258	135,702
Vail Resorts, Inc. (I)	2,569	116,324

		1,958,074
Household Durables - 0.70%
American Greetings Corp., Class A	2,792	56,035
Beazer Homes USA, Inc. (I)(L)	5,439	22,626
Blyth, Inc.	415	18,501
Cavco Industries, Inc. (I)	501	18,266
CSS Industries, Inc.	694	12,679
Ethan Allen Interiors, Inc. (L)	1,772	29,220
Furniture Brands International, Inc. (I)	3,374	14,879
Helen of Troy, Ltd. (I)	2,144	50,641
Hooker Furniture Corp.	916	10,415
Hovnanian Enterprises, Inc., Class A (I)(L)	3,945	14,636
iRobot Corp. (I)	1,499	30,430
Kid Brands, Inc. (I)	1,070	10,069
La-Z-Boy, Inc. (I)	3,657	27,537
Libbey, Inc. (I)	1,241	17,957
Lifetime Brands, Inc. (I)	750	11,055
M/I Homes, Inc. (I)	1,411	16,269
Meritage Homes Corp. (I)	2,287	43,384
National Presto Industries, Inc.	329	38,197
Ryland Group, Inc. (L)	3,135	45,708
Sealy Corp. (I)(L)	3,821	11,539
Skyline Corp.	591	11,217
Standard Pacific Corp. (I)	7,632	27,170
Universal Electronics, Inc. (I)	991	27,233

		565,663
Internet & Catalog Retail - 0.38%
Blue Nile, Inc. (I)(L)	912	45,098
drugstore.com, Inc. (I)	7,513	12,922
Gaiam, Inc., Class A	1,359	10,220
HSN, Inc. (I)	2,734	77,509
NutriSystem, Inc. (L)	1,937	40,038
Orbitz Worldwide, Inc. (I)	1,536	8,387
Overstock.com, Inc. (I)	1,130	17,425
PetMed Express, Inc.	1,674	29,680
Shutterfly, Inc. (I)	1,918	63,294
US Auto Parts Network, Inc. (I)	1,061	8,477

		313,050
Leisure Equipment & Products - 0.65%
Arctic Cat, Inc. (I)	925	13,792
Brunswick Corp.	6,265	99,927
Callaway Golf Company (L)	4,716	36,125
Eastman Kodak Company (I)(L)	19,078	89,857
Jakks Pacific, Inc. (I)	2,031	39,097
Leapfrog Enterprises, Inc. (I)	2,663	15,126
Polaris Industries, Inc. (L)	2,190	159,191
RC2 Corp. (I)	1,547	34,266
Smith & Wesson Holding Corp. (I)	4,331	16,631
Sturm Ruger & Company, Inc. (L)	1,401	22,416

		526,428

177

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.22%
AH Belo Corp. (I)	1,407	$12,382
Arbitron, Inc.	1,898	55,460
Ascent Media Corp., Class A (I)	1,074	33,197
Ballantyne of Omaha, Inc. (I)	1,299	8,911
Belo Corp., Class A (I)	6,585	38,193
Cinemark Holdings, Inc.	4,018	70,516
CKX, Inc. (I)	4,275	17,656
Dex One Corp. (I)	3,647	17,323
Entercom Communications Corp., Class A (I)	1,784	15,503
Entravision Communications Corp. (I)	4,004	9,970
EW Scripps Company (I)	2,331	21,049
Fisher Communications, Inc. (I)	606	12,150
Global Sources, Ltd. (I)	1,736	15,711
Gray Television, Inc. (I)	4,203	8,364
Harte-Hanks, Inc.	2,787	34,670
Journal Communications, Inc., Class A (I)	3,221	14,623
Knology, Inc. (I)	2,218	34,135
Lee Enterprises, Inc. (I)(L)	3,737	7,175
LIN TV Corp., Class A (I)	2,381	10,786
Lions Gate Entertainment Corp. (I)	6,357	45,834
Live Nation Entertainment, Inc. (I)	9,976	107,342
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	2,274	10,779
Media General, Inc., Class A (I)(L)	1,750	7,455
Mediacom Communications Corp., Class A (I)	2,993	25,291
National CineMedia, Inc.	3,799	70,889
Playboy Enterprises, Inc., Class B (I)	1,817	8,867
Rentrak Corp. (I)	722	19,061
Scholastic Corp.	2,149	60,387
Sinclair Broadcast Group, Inc., Class A	3,372	26,133
SuperMedia, Inc. (I)(L)	1,007	4,552
The McClatchy Company, Class A (I)(L)	4,528	14,308
Valassis Communications, Inc. (I)	3,521	114,609
Warner Music Group Corp. (I)	3,495	16,846
World Wrestling Entertainment,
Inc., Class A (L)	1,781	24,970

		995,097
Multiline Retail - 0.42%
99 Cents Only Stores (I)	3,250	51,058
Dillard’s, Inc., Class A (L)	3,055	95,255
Fred’s, Inc., Class A	2,880	36,835
Retail Ventures, Inc. (I)	1,652	27,093
Saks, Inc. (I)(L)	9,581	106,732
The Bon-Ton Stores, Inc. (I)(L)	912	12,239
Tuesday Morning Corp. (I)	2,372	12,334

		341,546
Specialty Retail - 3.30%
Americas Car-Mart, Inc. (I)	700	17,759
AnnTaylor Stores Corp. (I)	4,152	111,730
Asbury Automotive Group, Inc. (I)	2,075	32,661
Barnes & Noble, Inc. (L)	2,741	38,429
Bebe Stores, Inc.	2,482	15,984
Big 5 Sporting Goods Corp.	1,642	22,660
Brown Shoe Company, Inc.	3,094	43,997
Build-A-Bear Workshop, Inc. (I)	1,518	9,412
Cabela’s, Inc. (I)	2,847	63,346
Casual Male Retail Group, Inc. (I)	3,187	15,298
Charming Shoppes, Inc. (I)	8,377	31,874
Christopher & Banks Corp.	2,720	14,498
Citi Trends, Inc. (I)	1,081	25,609
Coldwater Creek, Inc. (I)	4,555	15,396
Collective Brands, Inc. (I)(L)	4,596	77,626
Destination Maternity Corp. (I)	377	14,432

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
DSW, Inc., Class A (I)(L)	988	$38,631
Express, Inc.	1,151	17,357
Genesco, Inc. (I)	1,685	64,805
Group 1 Automotive, Inc. (L)	1,739	67,351
Haverty Furniture Companies, Inc.	1,424	17,102
hhgregg, Inc. (I)	942	23,616
Hibbett Sports, Inc. (I)	2,061	70,589
Hot Topic, Inc.	3,443	21,106
Jo-Ann Stores, Inc. (I)	1,927	93,344
Jos. A. Bank Clothiers, Inc. (I)	1,940	87,378
Kirkland’s, Inc. (I)	1,253	14,973
Lithia Motors, Inc., Class A	1,556	20,166
Lumber Liquidators Holdings, Inc. (I)(L)	1,597	37,593
MarineMax, Inc. (I)	1,747	13,330
Midas, Inc. (I)	1,249	9,742
Monro Muffler Brake, Inc.	1,396	69,018
OfficeMax, Inc. (I)	6,003	102,591
Pacific Sunwear of California, Inc. (I)	4,795	30,161
Penske Automotive Group, Inc. (I)	3,150	47,534
Pep Boys - Manny, Moe & Jack	3,732	46,239
Pier 1 Imports, Inc. (I)	7,417	72,390
Rent-A-Center, Inc.	4,639	129,150
Rue21, Inc. (I)	1,062	31,871
Sally Beauty Holdings, Inc. (I)(L)	6,697	92,084
Select Comfort Corp. (I)	3,900	34,281
Shoe Carnival, Inc. (I)	678	18,808
Sonic Automotive, Inc.	2,847	35,246
Stage Stores, Inc.	2,747	41,562
Stein Mart, Inc.	1,979	19,592
Systemax, Inc. (I)	852	11,059
Talbots, Inc. (I)(L)	4,998	57,477
The Buckle, Inc. (L)	1,843	70,310
The Cato Corp., Class A	1,975	56,386
The Children’s Place Retail Stores, Inc. (I)	1,956	101,536
The Dress Barn, Inc. (I)	4,183	103,320
The Finish Line, Inc., Class A	3,609	64,421
The Men’s Wearhouse, Inc.	3,701	105,553
The Wet Seal, Inc., Class A (I)	7,450	24,362
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	2,228	77,869
Vitamin Shoppe, Inc. (I)	1,115	32,904
West Marine, Inc. (I)	1,205	11,532
Zumiez, Inc. (I)	1,458	46,379

		2,681,429
Textiles, Apparel & Luxury Goods - 2.07%
Carter’s, Inc. (I)	4,195	132,814
Cherokee, Inc.	713	14,046
Columbia Sportswear Company (L)	812	45,180
CROCS, Inc. (I)(L)	6,087	106,796
Deckers Outdoor Corp. (I)	2,728	209,779
G-III Apparel Group, Ltd. (I)	1,108	30,326
Iconix Brand Group, Inc. (I)	5,146	96,127
K-Swiss, Inc., Class A (I)	1,989	24,902
Kenneth Cole Productions, Inc., Class A (I)	662	8,957
Liz Claiborne, Inc. (I)(L)	6,796	49,679
Maidenform Brands, Inc. (I)	1,641	45,029
Movado Group, Inc. (I)(L)	1,246	14,952
Oxford Industries, Inc.	1,018	25,145
Perry Ellis International, Inc. (I)	762	20,734
Quiksilver, Inc. (I)(L)	9,279	39,900
RG Barry Corp.	866	9,959
Skechers U.S.A., Inc., Class A (I)	2,464	56,894
Steven Madden, Ltd. (I)	1,743	78,871
The Jones Group, Inc.	6,169	83,528
The Timberland Company, Class A (I)	2,952	73,151

178

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
The Warnaco Group, Inc. (I)	3,131	$168,604
True Religion Apparel, Inc. (I)	1,862	41,765
Under Armour, Inc., Class A (I)(L)	2,487	143,575
Unifi, Inc. (I)	1,033	14,689
Volcom, Inc.	1,449	26,082
Weyco Group, Inc.	630	15,252
Wolverine World Wide, Inc.	3,509	109,656

		1,686,392

		10,824,160
Consumer Staples - 2.82%
Beverages - 0.13%
Boston Beer Company, Inc. (I)	621	50,723
Coca-Cola Bottling Company Consolidated	317	18,545
Heckmann Corp. (I)	6,511	25,198
National Beverage Corp.	830	10,865

		105,331
Food & Staples Retailing - 0.82%
Arden Group, Inc.	114	9,234
Casey’s General Stores, Inc.	2,641	104,967
Ingles Markets, Inc.	1,013	18,892
Nash Finch Company	887	32,775
Pricesmart, Inc.	1,142	38,337
Rite Aid Corp. (I)	40,310	37,880
Ruddick Corp.	3,077	113,111
Spartan Stores, Inc.	1,658	27,125
The Andersons, Inc.	1,303	42,113
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	2,726	8,178
The Pantry, Inc. (I)	1,643	33,747
United Natural Foods, Inc. (I)	3,387	126,809
Village Super Market, Inc.	507	15,981
Weis Markets, Inc.	776	29,907
Winn-Dixie Stores, Inc. (I)	4,016	24,417

		663,473
Food Products - 1.17%
B&G Foods, Inc.	3,397	43,414
Cal-Maine Foods, Inc. (L)	1,021	31,304
Calavo Growers, Inc.	822	18,980
Chiquita Brands International, Inc. (I)	3,223	36,033
Darling International, Inc. (I)	5,898	68,299
Diamond Foods, Inc. (L)	1,553	72,277
Dole Food Company, Inc. (I)(L)	2,615	24,764
Farmer Brothers Company	602	10,487
Fresh Del Monte Produce, Inc.	2,762	60,654
Imperial Sugar Company	967	13,306
J & J Snack Foods Corp.	1,026	46,940
John B. Sanfilippo & Son, Inc. (I)	748	8,909
Lancaster Colony Corp. (L)	1,358	70,711
Lance, Inc.	1,866	43,683
Limoneira Colimoneira Co	631	13,762
Pilgrim’s Pride Corp. (I)	3,519	23,366
Sanderson Farms, Inc.	1,616	71,524
Seneca Foods Corp., Class A (I)	644	15,321
Smart Balance, Inc. (I)	4,932	18,051
Synutra International, Inc. (I)	1,425	18,197
The Hain Celestial Group, Inc. (I)	2,904	76,985
Tootsie Roll Industries, Inc. (L)	1,698	45,235
TreeHouse Foods, Inc. (I)	2,451	121,766

		953,968
Household Products - 0.16%
Central Garden & Pet Company, Class A (I)	4,032	37,659

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Oil-Dri Corp of America	506	$11,339
Spectrum Brands Holdings, Inc. (I)	1,280	34,598
WD-40 Company	1,195	46,713

		130,309
Personal Products - 0.34%
Elizabeth Arden, Inc. (I)	1,755	37,399
Inter Parfums, Inc.	1,092	19,940
Medifast, Inc. (I)	975	23,751
Nu Skin Enterprises, Inc., Class A	3,450	109,055
Nutraceutical International Corp. (I)	786	11,688
Prestige Brands Holdings, Inc. (I)	3,011	35,439
Revlon, Inc. (I)	876	8,690
Schiff Nutrition International, Inc.	1,117	9,193
USANA Health Sciences, Inc. (I)	445	18,743

		273,898
Tobacco - 0.20%
Alliance One International, Inc. (I)(L)	6,408	24,863
Star Scientific, Inc. (I)(L)	7,449	13,855
Universal Corp.	1,693	69,261
Vector Group, Ltd. (L)	3,191	58,363

		166,342

		2,293,321
Energy - 5.88%
Energy Equipment & Services - 2.00%
Allis-Chalmers Energy, Inc. (I)	2,659	17,071
Basic Energy Services, Inc. (I)	1,700	24,650
Bristow Group, Inc. (I)	2,529	111,048
Cal Dive International, Inc. (I)	6,865	36,728
CARBO Ceramics, Inc.	1,332	129,404
Complete Production Services, Inc. (I)	5,491	156,219
Dawson Geophysical Company (I)	618	17,316
Dril-Quip, Inc. (I)	2,387	184,849
Global Industries, Ltd. (I)	7,362	45,865
Gulf Islands Fabrication, Inc.	1,060	28,366
Gulfmark Offshore, Inc., Class A (I)	1,664	48,788
Helix Energy Solutions Group, Inc. (I)	7,410	103,962
Hercules Offshore, Inc. (I)(L)	8,518	21,763
Hornbeck Offshore Services, Inc. (I)	1,679	37,022
ION Geophysical Corp. (I)	9,015	64,818
Key Energy Services, Inc. (I)	8,845	91,104
Lufkin Industries, Inc.	2,109	106,779
Matrix Service Company (I)	1,989	19,751
Natural Gas Services Group, Inc. (I)	1,018	16,746
Newpark Resources, Inc. (I)	6,385	36,522
OYO Geospace Corp. (I)	296	22,455
Parker Drilling Company (I)	8,373	33,492
PHI, Inc. (I)	1,020	17,238
Pioneer Drilling Company (I)	4,000	27,400
RPC, Inc. (L)	2,048	60,006
-3 Energy Services, Inc. (I)	936	33,275
Tesco Corp. (I)	2,183	28,837
TetraTechnologies, Inc. (I)	5,431	59,741
Vantage Drilling Company (I)	11,112	19,557
Willbros Group, Inc. (I)	3,506	25,348

		1,626,120
Oil, Gas & Consumable Fuels - 3.88%
Abraxas Petroleum Corp. (I)	5,068	21,590
American Oil & Gas, Inc. (I)	3,494	33,612
Apco Oil and Gas International, Inc.	629	23,745
Approach Resources, Inc. (I)	950	17,357
ATP Oil & Gas Corp. (I)(L)	3,176	46,751

179

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Company, Class A	3,592	$136,891
Bill Barrett Corp. (I)	3,200	123,040
BPZ Resources, Inc. (I)(L)	7,039	27,734
Brigham Exploration Company (I)(L)	8,187	205,899
Callon Petroleum Company (I)	2,175	12,876
Camac Energy, Inc. (I)	3,634	9,921
Carrizo Oil & Gas, Inc. (I)(L)	2,218	64,366
Cheniere Energy, Inc. (I)(L)	4,419	24,614
Clayton Williams Energy, Inc. (I)	411	30,891
Clean Energy Fuels Corp. (I)	2,862	38,294
Cloud Peak Energy, Inc. (I)	2,195	46,029
Contango Oil & Gas Company (I)	830	46,281
Crosstex Energy, Inc. (L)	2,952	27,306
CVR Energy, Inc. (I)	2,230	26,827
Delta Petroleum Corp. (I)	14,644	11,147
DHT Holdings, Inc. (L)	3,801	16,686
Endeavour International Corp. (I)(L)	1,570	16,202
Energy Partners, Ltd. (I)	2,058	24,922
Energy XXI Bermuda, Ltd. (I)	3,554	87,606
FX Energy, Inc. (I)	3,331	19,686
Gastar Exploration, Ltd. (I)	3,349	15,774
General Maritime Corp. (L)	5,722	21,858
Georesources, Inc. (I)	964	19,203
GMX Resources, Inc. (I)(L)	2,464	10,916
Golar LNG Energy, Ltd. (I)	574	1,237
Golar LNG, Ltd.	2,561	35,624
Goodrich Petroleum Corp. (I)(L)	1,781	23,420
Green Plains Renewable Energy, Inc. (I)(L)	1,191	13,077
Gulfport Energy Corp. (I)	1,906	35,528
Harvest Natural Resources, Inc. (I)	2,360	30,232
Houston American Energy Corp. (L)	1,298	22,339
International Coal Group, Inc. (I)	9,243	70,339
James River Coal Company (I)(L)	1,984	39,482
Knightsbridge Tankers, Ltd. (L)	1,712	38,931
Kodiak Oil & Gas Corp. (I)(L)	11,030	55,150
L&L Energy, Inc. (I)(L)	1,290	13,635
Magnum Hunter Resources Corp. (I)	3,769	23,142
McMoRan Exploration Company (I)	5,878	87,759
Miller Petroleum, Inc. (I)	1,411	7,337
Nordic American Tanker Shipping, Ltd. (L)	3,225	83,431
Northern Oil and Gas, Inc. (I)	3,126	71,429
Oasis Petroleum, Inc. (I)	3,406	86,444
Overseas Shipholding Group, Inc. (L)	1,790	62,596
Panhandle Oil and Gas, Inc.	571	14,635
Patriot Coal Corp. (I)(L)	5,521	89,330
Penn Virginia Corp.	3,226	51,164
Petroleum Development Corp. (I)	1,354	48,229
Petroquest Energy, Inc. (I)	3,949	27,367
RAM Energy Resources, Inc. (I)	4,927	8,573
Rentech, Inc. (I)	15,973	19,807
Resolute Energy Corp. (I)	2,639	33,964
REX American Resources Corp (I)	616	9,942
Rex Energy Corp. (I)	2,293	27,172
Rosetta Resources, Inc. (I)	3,706	132,749
Scorpio Tankers, Inc. (I)	1,038	10,328
Ship Finance International, Ltd.	3,077	66,802
Stone Energy Corp. (I)(L)	3,068	63,385
Swift Energy Company (I)	2,658	96,990
Syntroleum Corp. (I)	5,624	10,404
Teekay Tankers, Ltd., Class A (L)	2,252	26,686
Transatlantic Petroleum, Ltd. (I)(L)	10,363	33,472
Uranium Energy Corp. (I)(L)	4,448	31,136
USEC, Inc. (I)(L)	8,038	47,826
Vaalco Energy, Inc. (I)	3,642	26,914
Venoco, Inc. (I)	1,420	24,722

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.	2,483	$41,590
Warren Resources, Inc. (I)	5,209	23,076
Western Refining, Inc. (I)(L)	3,714	36,212
World Fuel Services Corp. (L)	4,825	145,233

		3,156,864

		4,782,984
Financials - 19.31%
Capital Markets - 2.10%
American Capital, Ltd. (I)	23,938	172,114
Apollo Investment Corp.	13,524	142,813
Arlington Asset Investment Corp.	542	13,349
Artio Global Investors, Inc.	1,995	26,075
BGC Partners, Inc., Class A	4,049	30,975
BlackRock Kelso Capital Corp.	4,984	55,871
Calamos Asset Management, Inc.	1,436	17,131
Capital Southwest Corp.	197	19,751
Cohen & Steers, Inc.	1,229	30,971
Cowen Group, Inc., Class A (I)	2,905	11,852
Diamond Hill Investment Group, Inc.	181	12,532
Duff & Phelps Corp.	1,981	26,486
Epoch Holding Corp.	977	15,661
Evercore Partners, Inc., Class A	1,104	33,319
FBR Capital Markets Corp. (I)	3,977	14,397
Fifth Street Finance Corp.	3,714	42,822
Financial Engines, Inc. (I)	976	16,514
GAMCO Investors, Inc., Class A	493	21,717
GFI Group, Inc.	4,696	21,789
Gladstone Capital Corp. (L)	1,559	17,445
Gladstone Investment Corp.	1,733	13,465
Gleacher & Company, Inc. (I)	5,803	14,566
Golub Capital BDC Inc.	553	8,975
Harris & Harris Group, Inc. (I)(L)	2,536	11,108
Hercules Technology Growth Capital, Inc.	2,566	25,609
HFF, Inc. (I)	1,383	12,807
International Assets Holding Corp. (I)	921	21,026
Investment Technology Group, Inc. (I)	3,075	45,203
JMP Group, Inc.	1,293	9,038
Kayne Anderson Energy
Development Company	774	14,095
KBW, Inc.	2,507	58,213
Knight Capital Group, Inc., Class A (I)	6,594	86,645
LaBranche & Company, Inc. (I)	2,951	8,912
Ladenburg Thalmann Financial
Services, Inc. (I)	7,076	8,633
Main Street Capital Corp.	1,054	17,950
MCG Capital Corp.	5,396	37,718
Medallion Financial Corp.	1,378	11,685
MF Global Holdings, Ltd. (I)	7,412	58,184
MVC Capital, Inc.	1,705	23,239
NGP Capital Resources Company	1,597	14,437
Oppenheimer Holdings, Inc., Class A	715	16,867
optionsXpress Holdings, Inc. (I)	2,985	51,611
PennantPark Investment Corp.	2,507	29,332
Penson Worldwide, Inc. (I)	1,719	8,372
Piper Jaffray Companies, Inc. (I)	1,103	33,057
Prospect Capital Corp.	5,185	50,709
Safeguard Scientifics, Inc. (I)	1,478	21,756
Sanders Morris Harris Group, Inc.	1,684	11,451
Solar Capital Ltd.	348	8,171
Stifel Financial Corp. (I)	2,390	123,874
SWS Group, Inc.	2,177	11,320
Teton Advisors, Inc., Class A	20	128
TICC Capital Corp.	1,913	20,163

180

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
TradeStation Group, Inc. (I)	3,137	$19,951
Triangle Capital Corp.	1,099	20,540
Virtus Investment Partners, Inc. (I)	376	16,845
Westwood Holdings Group, Inc.	434	15,576

		1,704,815
Commercial Banks - 5.22%
1st Source Corp.	1,068	19,940
1st United Bancorp, Inc. (I)	1,880	10,942
Alliance Financial Corp.	404	11,930
American National Bankshares, Inc.	528	11,790
Ameris Bancorp (I)(L)	1,775	17,111
Ames National Corp.	651	12,721
Arrow Financial Corp.	704	19,670
BancFirst Corp.	478	19,397
Banco Latinoamericano de Exportaciones SA	1,922	31,213
Bancorp Rhode Island, Inc.	377	11,242
Bancorp, Inc. (I)	1,750	15,050
Bank of Marin Bancorp	428	14,295
Bank of the Ozarks, Inc.	863	32,699
Boston Private Financial Holdings, Inc.	5,382	28,901
Bridge Bancorp, Inc.	521	12,697
Bryn Mawr Bank Corp.	770	12,928
Camden National Corp.	555	19,925
Capital City Bank Group, Inc. (L)	952	12,043
Cardinal Financial Corp.	2,094	21,694
Cathay General Bancorp	5,542	74,872
Center Financial Corp. (I)	2,746	17,190
Centerstate Banks, Inc.	1,973	13,949
Chemical Financial Corp.	1,729	36,171
Citizens & Northern Corp.	937	13,971
Citizens Republic Banking Corp., Inc. (I)	29,363	17,031
City Holding Company (L)	1,078	34,571
CNB Financial Corp.	964	13,814
CoBiz Financial, Inc.	2,591	12,722
Columbia Banking System, Inc.	2,785	48,570
Community Bank Systems, Inc. (L)	2,280	54,902
Community Trust Bancorp, Inc.	922	25,364
CVB Financial Corp.	6,366	50,100
Danvers Bancorp, Inc.	1,487	22,677
Eagle Bancorp, Inc. (I)	1,237	15,673
Enterprise Financial Services Corp. (L)	1,204	12,004
Financial Institutions, Inc.	815	14,874
First Bancorp, Inc./ME	779	10,898
First Bancorp/Troy NC	1,117	16,185
First Busey Corp. (L)	3,850	16,748
First Commonwealth Financial Corp.	7,398	45,868
First Community Bancshares, Inc.	1,220	16,921
First Financial Bancorp	4,049	66,889
First Financial Bankshares, Inc. (L)	1,408	68,105
First Financial Corp./IN	806	24,293
First Interstate Bancsystem, Inc.	930	12,667
First Merchants Corp.	1,909	15,826
First Midwest Bancorp, Inc.	5,227	48,977
First of Long Island Corp.	538	13,859
FirstMerit Corp.	7,522	131,071
FNB Corp. (L)	8,026	70,388
German American Bancorp, Inc. (L)	859	14,929
Glacier Bancorp, Inc. (L)	5,051	67,330
Great Southern Bancorp, Inc.	769	17,195
Hancock Holding Company	2,034	64,071
Hanmi Financial Corp. (I)	8,461	7,768
Heartland Financial USA, Inc.	977	15,700
Heritage Financial Corp. (I)	807	11,072
Home Bancorp, Inc. (I)	674	9,180

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Home Bancshares, Inc.	1,483	$30,698
Hudson Valley Holding Corp.	950	18,818
Iberiabank Corp.	1,848	93,158
Independent Bank Corp. (L)	1,453	35,293
International Bancshares Corp. (L)	3,725	64,070
Investors Bancorp, Inc. (I)	3,386	41,479
Lakeland Bancorp, Inc.	1,568	16,386
Lakeland Financial Corp.	1,153	24,109
MainSource Financial Group, Inc.	1,549	14,189
MB Financial, Inc.	3,756	53,448
Merchants Bancshares, Inc.	413	11,246
Metro Bancorp, Inc. (I)	1,155	11,608
Midsouth Bancorp, Inc.	659	8,870
Nara Bancorp, Inc. (I)	2,751	22,448
National Bankshares, Inc.	549	14,505
National Penn Bancshares, Inc.	8,915	59,820
NBT Bancorp, Inc.	2,395	53,169
Northfield Bancorp, Inc. (L)	1,402	17,819
Old National Bancorp	6,095	62,839
OmniAmerican Bancorp, Inc. (I)	1,007	12,426
Oriental Financial Group, Inc.	3,236	37,538
Orrstown Financial Services, Inc.	554	14,515
Pacific Continental Corp.	1,567	13,539
PacWest Bancorp (L)	2,141	36,397
Park National Corp.	857	57,899
Peapack Gladstone Financial Corp.	781	9,372
Penns Woods Bancorp, Inc.	343	12,790
Peoples Bancorp, Inc.	847	11,003
Pinnacle Financial Partners, Inc. (I)(L)	2,435	23,936
PrivateBancorp, Inc.	3,691	44,883
Prosperity Bancshares, Inc. (L)	3,244	105,560
Renasant Corp.	1,756	30,414
Republic Bancorp, Inc., Class A	712	14,603
S&T Bancorp, Inc.	1,758	34,492
Sandy Spring Bancorp, Inc.	1,703	28,900
SCBT Financial Corp.	894	27,634
Sierra Bancorp	947	9,801
Signature Bank (I)	2,834	124,554
Simmons First National Corp., Class A	1,166	33,872
Southside Bancshares, Inc.	1,137	23,786
Southwest Bancorp, Inc. (I)	1,467	15,433
State Bancorp, Inc.	1,396	12,732
StellarOne Corp.	1,666	21,825
Sterling Bancorp	1,971	18,508
Sterling Bancshares, Inc.	6,514	38,661
Suffolk Bancorp	737	18,926
Susquehanna Bancshares, Inc. (L)	9,121	73,424
SVB Financial Group (I)(L)	2,917	131,061
SY Bancorp, Inc. (L)	823	19,686
Taylor Capital Group, Inc. (I)	750	9,323
Texas Capital Bancshares, Inc. (I)	2,525	47,672
Tompkins Financial Corp.	574	22,019
Tower Bancorp., Inc.	494	11,392
TowneBank (L)	1,673	25,831
TriCo Bancshares	1,036	14,949
Trustmark Corp. (L)	4,387	93,619
UMB Financial Corp.	2,188	81,612
Umpqua Holdings Corp.	8,033	85,069
Union First Market Bankshares Corp.	1,298	17,783
United Bankshares, Inc.	2,707	70,950
United Community Banks, Inc. (I)(L)	7,190	11,001
Univest Corp. of Pennsylvania	1,186	22,071
Virginia Commerce Bancorp, Inc. (I)	1,786	10,127
Washington Banking Company	1,241	15,872
Washington Trust Bancorp, Inc.	1,006	21,116

181

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Webster Financial Corp.	4,577	$75,521
WesBanco, Inc.	1,664	29,004
West Bancorp, Inc.	1,358	9,873
West Coast Bancorp (I)	7,001	18,483
Westamerica Bancorp. (L)	1,995	97,516
Western Alliance Bancorp (I)	4,670	28,814
Whitney Holding Corp.	6,811	63,955
Wilshire Bancorp, Inc.	1,584	11,215
Wintrust Financial Corp.	2,184	62,572

		4,250,084
Consumer Finance - 0.52%
Advance America Cash Advance Centers, Inc.	4,097	19,502
Cash America International, Inc.	2,097	75,911
Credit Acceptance Corp. (I)(L)	392	24,331
Dollar Financial Corp. (I)	1,752	45,867
EZCORP, Inc., Class A (I)	3,289	82,751
First Cash Financial Services, Inc. (I)	2,157	62,100
Nelnet, Inc., Class A	1,889	40,330
The First Marblehead Corp. (I)(L)	4,667	9,521
The Student Loan Corp.	312	9,354
World Acceptance Corp. (I)	1,163	51,242

		420,909
Diversified Financial Services - 0.41%
Compass Diversified Holdings	2,287	37,964
Encore Capital Group, Inc. (I)	1,029	19,129
Life Partners Holdings, Inc.	575	12,299
MarketAxess Holdings, Inc.	1,925	35,016
NewStar Financial, Inc. (I)	2,092	17,656
PHH Corp. (I)	3,927	83,370
PICO Holdings, Inc. (I)	1,606	45,851
Portfolio Recovery Associates, Inc. (I)	1,211	76,741
THL Credit, Inc.	721	9,445

		337,471
Insurance - 2.62%
Alterra Capital Holdings, Ltd.	6,682	135,912
Ambac Financial Group, Inc. (I)	22,556	2,887
American Equity Investment Life
Holding Company	4,146	45,523
American Physicians Service Group, Inc.	489	15,878
American Safety Insurance Holdings, Ltd. (I)	836	16,494
AMERISAFE, Inc. (I)	1,376	25,442
Amtrust Financial Services, Inc.	1,608	25,744
Argo Group International Holdings, Ltd.	2,166	79,882
Baldwin & Lyons, Inc., Class B	621	14,364
Citizens, Inc., Class A (I)(L)	2,841	19,887
CNA Surety Corp. (I)	1,271	29,869
CNO Financial Group, Inc. (I)	15,685	91,757
Delphi Financial Group, Inc., Class A	3,334	85,617
Donegal Group, Inc.	915	13,606
eHealth, Inc. (I)	1,761	26,503
EMC Insurance Group, Inc.	406	9,046
Employers Holdings, Inc.	3,054	49,322
Enstar Group, Ltd. (I)	482	40,006
FBL Financial Group, Inc., Class A	962	25,705
First American Financial Corp.	7,284	103,214
First Mercury Financial Corp.	1,065	17,445
Flagstone Reinsurance Holdings SA	3,632	41,586
FPIC Insurance Group, Inc. (I)	705	26,071
Global Indemnity PLC (I)	1,032	19,794
Greenlight Capital Re, Ltd., Class A (I)	1,970	55,121
Hallmark Financial Services, Inc. (I)	1,048	9,201
Harleysville Group, Inc.	825	29,362
Hilltop Holdings, Inc. (I)	2,905	28,585

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp.	2,722	$44,450
Infinity Property & Casualty Corp.	941	54,324
Kansas City Life Insurance Company	347	10,872
Maiden Holdings, Ltd.	3,488	26,265
Meadowbrook Insurance Group, Inc.	3,851	36,430
Montpelier Re Holdings, Ltd.	4,903	96,491
National Financial Partners Corp. (I)	2,998	35,256
National Interstate Corp.	508	10,490
National Western Life Insurance
Company, Class A	161	26,844
Platinum Underwriters Holdings, Ltd.	2,806	121,303
Presidential Life Corp.	1,686	15,629
Primerica, Inc.	1,625	36,709
ProAssurance Corp. (I)	2,253	133,445
RLI Corp.	1,265	73,345
Safety Insurance Group, Inc.	893	41,801
SeaBright Holdings, Inc.	1,737	15,268
Selective Insurance Group, Inc.	3,790	62,535
State Auto Financial Corp.	1,098	17,283
Stewart Information Services Corp.	1,358	14,449
The Navigators Group, Inc. (I)	871	43,106
The Phoenix Companies, Inc. (I)	8,576	19,639
Tower Group, Inc.	2,874	73,919
United Fire & Casualty Company	1,669	34,615

		2,128,291
Real Estate Investment Trusts - 6.97%
Acadia Realty Trust	2,866	52,333
Agree Realty Corp.	679	18,978
Alexander’s, Inc.	144	55,509
American Campus Communities, Inc.	4,573	143,775
American Capital Agency Corp.	3,492	102,385
Anworth Mortgage Asset Corp.	8,224	57,075
Apollo Commercial Real Estate Finance, Inc.	1,311	21,527
Ashford Hospitality Trust, Inc. (I)	2,887	27,138
Associated Estates Realty Corp.	2,939	43,938
BioMed Realty Trust, Inc.	9,167	161,614
CapLease, Inc.	4,238	25,852
Capstead Mortage Corp.	4,892	57,481
CBL & Associates Properties, Inc.	9,743	160,760
Cedar Shopping Centers, Inc.	4,003	24,258
Chatham Lodging Trust	722	11,862
Chesapeake Lodging Trust	1,108	21,074
Cogdell Spencer, Inc.	3,249	18,584
Colonial Properties Trust	5,468	98,424
Colony Financial, Inc.	1,113	21,470
Cousins Properties, Inc.	6,536	48,497
CreXus Investment Corp.	1,120	14,157
Cypress Sharpridge Investments, Inc.	2,310	31,532
DCT Industrial Trust, Inc.	14,876	73,487
DiamondRock Hospitality Company (I)	10,870	114,461
DuPont Fabros Technology, Inc.	2,883	65,127
Dynex Capital, Inc.	1,651	17,336
EastGroup Properties, Inc.	1,890	75,354
Education Realty Trust, Inc.	4,095	30,057
Entertainment Properties Trust	3,264	151,123
Equity Lifestyle Properties, Inc.	1,823	98,223
Equity One, Inc. (L)	2,520	43,621
Excel Trust, Inc.	1,300	15,028
Extra Space Storage, Inc.	6,118	98,010
FelCor Lodging Trust, Inc. (I)	6,909	40,970
First Industrial Realty Trust, Inc. (I)(L)	4,508	34,306
First Potomac Realty Trust	2,611	41,097
Franklin Street Properties Corp. (L)	4,901	62,880
Getty Realty Corp.	1,491	44,447

182

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Gladstone Commercial Corp.	817	$15,115
Glimcher Realty Trust	6,032	49,342
Government Properties Income Trust	1,886	48,376
Hatteras Financial Corp.	3,095	95,883
Healthcare Realty Trust, Inc.	4,302	88,793
Hersha Hospitality Trust	9,574	58,689
Highwoods Properties, Inc.	4,967	151,543
Home Properties, Inc.	2,589	138,745
Inland Real Estate Corp.	5,369	45,637
Invesco Mortgage Capital, Inc.	2,724	61,508
Investors Real Estate Trust	5,449	48,224
iStar Financial, Inc. (I)(L)	6,666	36,263
Kilroy Realty Corp.	3,796	129,520
Kite Realty Group Trust	4,097	20,567
LaSalle Hotel Properties	4,908	116,810
Lexington Realty Trust	6,875	53,969
LTC Properties, Inc.	1,731	46,720
Medical Properties Trust, Inc.	7,828	82,037
MFA Financial, Inc.	19,366	157,833
Mid-America Apartment Communities, Inc.	2,270	139,310
Mission West Properties, Inc.	1,860	12,146
Monmouth Real Estate Investment Corp.	2,180	17,723
MPG Office Trust, Inc. (I)	4,092	9,371
National Health Investments, Inc.	1,695	74,580
National Retail Properties, Inc. (L)	5,771	150,104
Newcastle Investment Corp. (I)	4,629	26,339
NorthStar Realty Finance Corp. (L)	5,457	23,083
Omega Healthcare Investors, Inc.	6,438	135,906
One Liberty Properties, Inc.	705	10,794
Parkway Properties, Inc.	1,586	25,202
Pebblebrook Hotel Trust (I)	2,579	48,330
Pennsylvania Real Estate Investment Trust	3,909	52,498
Pennymac Mortgage Investment Trust	1,243	22,125
Post Properties, Inc.	3,392	115,565
Potlatch Corp.	2,778	88,007
PS Business Parks, Inc.	1,287	66,692
RAIT Financial Trust (I)(L)	7,366	11,859
Ramco-Gershenson Properties Trust	2,713	31,200
Redwood Trust, Inc.	5,478	75,761
Resource Capital Corp.	3,174	21,171
Retail Opportunity Investments Corp.	2,995	29,441
Sabra Healthcare REIT, Inc.	1,739	29,650
Saul Centers, Inc.	475	20,221
Sovran Self Storage, Inc.	1,934	69,682
Starwood Property Trust, Inc.	3,298	65,828
Strategic Hotels & Resorts, Inc. (I)	10,013	46,761
Sun Communities, Inc.	1,337	44,308
Sunstone Hotel Investors, Inc. (I)	6,995	66,592
Tanger Factory Outlet Centers, Inc.	2,791	133,912
Terreno Realty Corp. (I)	807	14,324
Two Harbors Investment Corp.	2,012	19,798
U-Store-It Trust	6,653	55,020
UMH Properties, Inc.	957	9,206
Universal Health Realty Income Trust	798	27,986
Urstadt Biddle Properties, Inc., Class A	1,569	28,870
Walter Investment Management Corp.	1,818	31,361
Washington Real Estate Investment Trust	4,230	129,776
Winthrop Realty Trust	1,649	19,739

		5,669,565
Real Estate Management & Development - 0.17%
Avatar Holdings, Inc. (I)	713	13,982
Consolidated-Tomoka Land Company	485	13,580
Forestar Group, Inc. (I)	2,590	46,672
Hudson Pacific Properties, Inc.	1,092	16,664

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc. (I)	1,520	$14,881
Tejon Ranch Company (I)	948	22,932
Thomas Properties Group, Inc. (I)	2,869	12,308

		141,019
Thrifts & Mortgage Finance - 1.30%
Abington Bancorp, Inc.	1,617	19,404
Astoria Financial Corp. (L)	6,043	72,758
Bank Mutual Corp.	3,465	15,870
BankFinancial Corp.	1,555	14,508
Beneficial Mutual Bancorp, Inc. (I)	2,574	20,000
Berkshire Hill Bancorp, Inc.	1,010	20,271
Brookline Bancorp, Inc.	4,231	41,591
Dime Community Bancshares	1,948	26,590
ESB Financial Corp.	841	11,858
ESSA Bancorp, Inc.	1,216	15,990
Federal Agricultural Mortgage Corp., Class C	775	10,819
First Financial Holdings, Inc.	1,329	14,606
Flushing Financial Corp.	2,314	31,008
Home Federal Bancorp, Inc.	1,372	15,819
Kearny Financial Corp.	1,166	10,016
Meridian Interstate Bancorp, Inc. (I)	823	9,012
MGIC Investment Corp. (I)(L)	14,197	120,958
NewAlliance Bancshares, Inc.	7,356	98,129
Northwest Bancshares, Inc.	7,644	78,427
OceanFirst Financial Corp.	1,180	14,243
Ocwen Financial Corp. (I)	5,320	46,816
Oritani Financial Corp.	4,002	44,942
Provident Financial Services, Inc. (L)	4,207	57,972
Provident New York Bancorp	2,740	25,674
Radian Group, Inc. (L)	9,431	66,866
Territorial Bancorp, Inc.	971	17,886
The PMI Group, Inc. (I)(L)	10,233	31,927
TrustCo Bank Corp.	5,379	30,176
United Financial Bancorp, Inc.	1,331	19,739
Viewpoint Financial Group	1,208	12,672
Westfield Financial, Inc.	2,486	20,435
WSFS Financial Corp.	440	19,140

		1,056,122

		15,708,276
Health Care - 11.42%
Biotechnology - 2.90%
Acorda Therapeutics, Inc. (I)	2,740	72,199
Affymax, Inc. (I)	1,725	11,661
Alkermes, Inc. (I)	6,703	70,247
Allos Therapeutics, Inc. (I)	5,675	23,041
Alnylam Pharmaceuticals, Inc. (I)(L)	2,642	24,174
AMAG Pharmaceuticals, Inc. (I)	1,540	24,163
ARAID Pharmaceuticals, Inc. (I)	7,916	31,901
Arena Pharmaceuticals, Inc. (I)(L)	8,514	12,345
Arqule, Inc. (I)	3,076	16,703
Array BioPharma, Inc. (I)	4,126	13,244
Aveo Pharmaceuticals, Inc. (I)	688	10,169
AVI BioPharma, Inc. (I)	8,113	14,928
BioCryst Pharmaceuticals, Inc. (I)	2,310	11,411
Biosante Pharmaceuticals, Inc. (I)	5,991	8,807
BioSpecifics Technologies Corp. (I)	328	7,439
BioTime, Inc. (I)(L)	1,642	13,136
Celera Corp. (I)	5,889	33,391
Celldex Therapeutics, Inc. (I)	2,497	10,363
Cepheid, Inc. (I)(L)	4,202	82,737
Chelsea Therapeutics International, Inc. (I)	2,863	15,546
Clinical Data, Inc. (I)	856	15,648
Cubist Pharmaceuticals, Inc. (I)	4,081	88,599

183

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Curis, Inc. (I)	6,064	$10,188
Cytokinetics, Inc. (I)	3,987	8,811
Cytori Therapeutics, Inc. (I)(L)	3,423	15,369
Dyax Corp. (I)	7,441	16,817
Dynavax Technologies Corp. (I)(L)	5,440	10,880
Emergent Biosolutions, Inc. (I)	1,408	25,795
Enzon Pharmaceuticals, Inc. (I)	3,403	37,841
Exact Sciences Corp. (I)(L)	2,574	15,290
Exelixis, Inc. (I)	7,834	45,359
Genomic Health, Inc. (I)	1,054	19,446
Geron Corp. (I)(L)	7,068	40,500
Halozyme Therapeutics, Inc. (I)	5,138	35,555
Idenix Pharmaceuticals, Inc. (I)	2,658	10,127
Immunogen, Inc. (I)(L)	4,827	40,161
Immunomedics, Inc. (I)	4,831	15,218
Incyte Corp. (I)(L)	6,197	89,918
Inovio Biomedical Corp. (I)	6,489	7,657
InterMune, Inc. (I)	3,237	40,657
Ironwood Pharmaceuticals, Inc. (I)	1,610	17,211
Isis Pharmaceuticals, Inc. (I)(L)	6,696	63,177
Keryx Biopharmaceuticals Inc. (I)	3,682	20,104
Lexicon Pharmaceuticals, Inc. (I)	14,289	19,433
Ligand Pharmaceuticals, Inc., Class B (I)	1,533	12,939
Mannkind Corp. (I)(L)	4,738	29,755
Martek Biosciences Corp. (I)(L)	2,333	51,326
Maxygen, Inc.	2,353	15,224
Medivation, Inc. (I)	2,467	27,951
Metabolix, Inc. (I)	1,953	19,999
Micromet, Inc. (I)	5,757	41,796
Momenta Pharmaceuticals, Inc. (I)	2,855	43,539
Nabi Biopharmaceuticals (I)	3,342	17,378
Neuralstem, Inc. (I)	3,688	7,413
Neurocrine Biosciences, Inc. (I)	3,483	25,356
Novavax, Inc. (I)(L)	6,761	15,077
NPS Pharmaceuticals, Inc. (I)	4,818	29,920
Omeros Corp. (I)	1,471	11,930
Onyx Pharmaceuticals, Inc. (I)	4,416	130,051
Opko Health, Inc. (I)(L)	6,400	19,328
Orexigen Therapeutics, Inc. (I)(L)	2,398	12,494
Osiris Therapeutics, Inc. (I)	1,318	8,646
PDL BioPharma, Inc.	9,905	57,251
Pharmacyclics, Inc. (I)	3,130	16,965
Pharmasset, Inc. (I)	2,093	90,669
Progenics Pharmaceuticals, Inc. (I)(L)	2,295	10,901
Rigel Pharmaceuticals, Inc. (I)	3,785	30,204
Sangamo Biosciences, Inc. (I)	3,481	16,221
Savient Pharmaceuticals, Inc. (I)	4,795	56,629
SciClone Pharmaceuticals, Inc. (I)	2,903	10,857
Seattle Genetics, Inc. (I)	5,904	89,150
SIGA Technologies, Inc. (I)	2,266	28,552
Spectrum Pharmaceuticals, Inc. (I)	3,753	16,701
StemCells, Inc. (I)(L)	10,380	11,003
Targacept, Inc. (I)	1,693	35,892
Theravance, Inc. (I)(L)	4,426	110,561
Vanda Pharmaceuticals, Inc. (I)	2,113	17,031
Vical, Inc. (I)	5,681	11,135
Ziopharm Oncology, Inc. (I)	3,661	15,047

		2,362,257
Health Care Equipment & Supplies - 3.06%
Abaxis, Inc. (I)(L)	1,558	42,066
ABIOMED, Inc. (I)	2,247	25,796
Accuray, Inc. (I)	3,687	22,048
Align Technology, Inc. (I)	4,191	73,301
Alphatec Holdings, Inc. (I)	4,045	9,101

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
American Medical Systems
Holdings, Inc. (I)(L)	5,296	$94,957
Analogic Corp.	883	41,033
AngioDynamics, Inc. (I)	1,767	24,685
Antares Pharma, Inc. (I)	6,121	8,753
ArthroCare Corp. (I)	1,917	58,047
Atrion Corp.	110	18,055
Cantel Medical Corp.	929	18,757
Cerus Corpcerus Corp. (I)(L)	3,231	7,787
Conceptus, Inc. (I)	2,224	29,246
CONMED Corp. (I)	2,025	43,558
CryoLife, Inc. (I)	2,228	12,566
Cutera, Inc. (I)	1,125	7,886
Cyberonics, Inc. (I)	1,947	52,316
Delcath Systems, Inc. (I)(L)	3,092	31,106
DexCom, Inc. (I)	4,056	45,731
Endologix, Inc. (I)	3,617	20,545
Exactech, Inc. (I)	697	12,421
Greatbatch, Inc. (I)	1,609	35,253
Haemonetics Corp. (I)	1,731	101,765
HeartWare International, Inc. (I)	656	60,326
ICU Medical, Inc. (I)	831	30,456
Immucor, Inc. (I)	4,931	90,582
Insulet Corp. (I)(L)	2,874	39,000
Integra LifeSciences Holdings Corp. (I)	1,471	63,797
Invacare Corp. (L)	2,022	54,574
IRIS International, Inc. (I)	1,343	12,611
Kensey Nash Corp. (I)	559	15,171
MAKO Surgical Corp. (I)	1,872	21,472
Masimo Corp. (L)	3,648	112,577
Medical Action Industries, Inc. (I)	1,187	9,449
MELA Sciences, Inc. (I)(L)	1,937	6,896
Meridian Bioscience, Inc. (L)	2,863	63,616
Merit Medical Systems, Inc. (I)	1,992	30,358
Natus Medical, Inc. (I)	2,048	26,337
Neogen Corp. (I)	1,608	59,737
NuVasive, Inc. (I)(L)	2,781	64,964
NxStage Medical, Inc. (I)	1,761	38,108
OraSure Technologies, Inc. (I)	3,484	18,291
Orthofix International NV (I)	1,248	33,933
Orthovita, Inc. (I)	5,252	10,451
Palomar Medical Technologies, Inc. (I)	1,417	17,642
Quidel Corp. (I)(L)	1,565	20,674
Rochester Medical Corp. (I)	898	9,932
RTI Biologics, Inc. (I)	4,467	12,106
Sirona Dental Systems, Inc. (I)	2,356	89,033
Solta Medical, Inc. (I)	4,701	9,543
SonoSite, Inc. (I)	1,033	31,383
Spectranetics Corp. (I)	2,659	13,003
St. Jude Medical, Inc. (I)	529	20,454
STAAR Surgical Company (I)	2,728	14,595
Stereotaxis, Inc. (I)(L)	2,368	8,170
STERIS Corp.	4,112	141,494
SurModics, Inc. (I)(L)	1,368	12,654
Symmetry Medical, Inc. (I)	2,602	21,258
Syneron Medical, Ltd., ADR (I)	2,584	24,936
Synovis Life Technologies, Inc. (I)	887	14,325
TomoTherapy, Inc. (I)	3,765	13,178
Unilife Corpunilife Corp. (I)	3,532	19,179
Vascular Solutions, Inc. (I)	1,271	13,447
Volcano Corp. (I)	3,537	93,907
West Pharmaceutical Services, Inc.	2,324	88,126
Wright Medical Group, Inc. (I)	2,792	36,826
Young Innovations, Inc.	447	13,508

184

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp. (I)	1,481	$49,495

		2,488,353
Health Care Providers & Services - 2.91%
Accretive Health, Inc. (I)	903	12,362
Air Methods Corp. (I)	784	38,596
Alliance HealthCare Services, Inc. (I)	2,292	8,595
Allied Healthcare International, Inc. (I)	3,662	10,620
Almost Family, Inc. (I)	588	20,839
Amedisys, Inc. (I)	2,026	57,498
America Service Group, Inc.	727	10,672
American Dental Partners, Inc. (I)	1,239	15,302
AMERIGROUP Corp. (I)	3,616	155,596
AMN Healthcare Services, Inc. (I)	2,998	16,789
AmSurg Corp. (I)	2,209	40,601
Assisted Living Concepts, Inc. (I)	704	21,275
Bio-Reference Labs, Inc. (I)	1,657	34,747
BioScrip, Inc. (I)	2,960	11,899
Capital Senior Living Corp. (I)	2,136	13,542
CardioNet, Inc. (I)	2,024	8,177
Catalyst Health Solutions, Inc. (I)	2,671	114,639
Centene Corp. (I)	3,460	80,445
Chemed Corp.	1,582	96,407
Chindex International, Inc. (I)	1,028	15,656
Clarient, Inc. (I)	3,998	19,990
Continucare Corp. (I)	2,190	10,337
Corvel Corp. (I)	505	23,073
Cross Country Healthcare, Inc. (I)	2,394	18,386
Emeritus Corp. (I)(L)	1,449	26,125
Five Star Quality Care, Inc. (I)	2,342	15,036
Genoptix, Inc. (I)	1,265	21,594
Gentiva Health Services, Inc. (I)	2,107	48,419
Hanger Orthopedic Group, Inc. (I)	1,809	34,697
Healthsouth Corp. (I)(L)	6,551	117,918
Healthspring, Inc. (I)	4,067	109,118
Healthways, Inc. (I)	2,459	23,729
HMS Holdings Corp. (I)	1,899	119,656
IPC The Hospitalist Company, Inc. (I)	1,145	37,121
Kindred Healthcare, Inc. (I)	2,790	45,031
Landauer, Inc.	673	44,156
LCA-Vision, Inc. (I)	1,488	7,708
LHC Group, Inc. (I)	1,103	29,174
Magellan Health Services, Inc. (I)	2,319	112,935
MedCath Corp. (I)	1,543	19,473
Metropolitan Health Networks, Inc. (I)	3,078	13,266
Molina Healthcare, Inc. (I)	1,081	27,447
MWI Veterinary Supply, Inc. (I)	876	53,524
National Healthcare Corp.	642	27,811
Owens & Minor, Inc.	4,365	123,311
PharMerica Corp. (I)	2,242	24,348
PSS World Medical, Inc. (I)	4,002	82,441
RehabCare Group, Inc. (I)	1,771	35,827
Res-Care, Inc. (I)	1,793	23,721
Rural/Metro Corp. (I)	1,437	16,281
Select Medical Holdings Corp. (I)	3,587	22,204
Sun Healthcare Group, Inc. (I)	1,739	17,042
Sunrise Senior Living, Inc. (I)	4,120	15,162
Team Health Holdings, Inc. (I)(L)	1,127	15,553
The Ensign Group, Inc.	1,013	21,790
The Providence Service Corp. (I)	972	16,339
Triple-S Management Corp., Class B (I)	1,435	27,566
Universal American Financial Corp.	2,241	33,234
US Physical Therapy, Inc. (I)	766	14,700
WellCare Health Plans, Inc. (I)	2,992	84,225

		2,363,725

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 0.46%
athenahealth, Inc. (I)	2,347	$96,250
Computer Programs & Systems, Inc.	691	32,263
MedAssets, Inc. (I)	3,063	56,803
Medidata Solutions, Inc. (I)	1,361	27,084
Merge Healthcare, Inc. (I)	3,991	15,405
Omnicell, Inc. (I)	2,343	31,396
Quality Systems, Inc.	1,323	85,320
Transcend Services, Inc. (I)	714	11,424
Vital Images, Inc. (I)	1,133	15,205

		371,150
Life Sciences Tools & Services - 0.59%
Accelrys, Inc. (I)	3,992	33,613
Affymetrix, Inc. (I)	5,135	21,362
Albany Molecular Research, Inc. (I)	1,831	9,247
Bruker Corp. (I)	5,099	78,627
Caliper Life Sciences, Inc. (I)	3,327	19,529
Cambrex Corp. (I)	2,562	10,940
Dionex Corp. (I)	1,233	112,413
Enzo Biochem, Inc. (I)	2,628	11,563
eResearch Technology, Inc. (I)	3,538	19,848
Kendle International, Inc. (I)	1,240	11,172
Luminex Corp. (I)	2,665	44,985
Parexel International Corp. (I)	4,123	72,400
Sequenom, Inc. (I)(L)	5,355	36,789

		482,488
Pharmaceuticals - 1.50%
Akorn, Inc. (I)	4,064	21,580
Ardea Biosciences, Inc. (I)(L)	989	21,985
Auxilium Pharmaceuticals, Inc. (I)(L)	2,989	56,582
AVANIR Pharmaceuticals, Class A (I)(L)	5,221	22,346
BioMimetic Therapeutics, Inc. (I)	1,400	15,624
BMP Sunstone Corp. (I)	2,053	20,284
Cadence Pharmaceuticals, Inc. (I)(L)	2,014	14,440
Cypress Biosciences, Inc. (I)	2,977	11,848
DepoMed, Inc. (I)	3,947	21,551
Durect Corp. (I)	6,895	20,547
Endo Pharmaceuticals, Inc. (I)	156	91
Eurand NV (I)	1,387	15,215
Hi-Tech Pharmacal Company, Inc. (I)	765	18,192
Impax Laboratories, Inc. (I)	4,455	79,745
Inspire Pharmaceuticals, Inc. (I)	4,240	29,595
Jazz Pharmaceuticals, Inc. (I)	1,108	18,448
MAP Pharmaceuticals, Inc. (I)	1,162	16,698
Medicis Pharmaceutical Corp., Class A	4,260	112,251
Nektar Therapeutics (I)	6,714	85,066
Obagi Medical Products, Inc. (I)	1,426	15,572
Optimer Pharmaceuticals, Inc. (I)(L)	2,439	23,097
Pain Therapeutics, Inc. (I)	2,710	21,599
Par Pharmaceutical Companies, Inc. (I)	2,492	89,538
POZEN, Inc. (I)(L)	2,009	12,858
Questcor Pharmaceuticals, Inc. (I)	3,910	55,678
Salix Pharmaceuticals, Ltd. (I)	4,031	179,984
Santarus, Inc. (I)	4,058	11,200
Somaxon Pharmaceuticals, Inc. (I)(L)	2,373	6,383
SuperGen, Inc. (I)	4,416	11,702
The Medicines Company (I)	3,822	50,374
Viropharma, Inc. (I)	5,481	84,681
Vivus, Inc. (I)(L)	5,834	37,921
XenoPort, Inc. (I)	2,165	16,779

		1,219,454

		9,287,427

185

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 14.96%
Aerospace & Defense - 1.72%
AAR Corp. (I)(L)	2,751	$67,565
Aerovironment, Inc. (I)(L)	1,214	29,986
American Science & Engineering, Inc.	634	51,113
Applied Energetics, Inc. (I)	6,597	5,278
Applied Signal Technology, Inc.	945	31,053
Astronics Corp. (I)	706	14,522
Ceradyne, Inc. (I)	1,800	47,556
Cubic Corp.	1,100	50,193
Curtiss-Wright Corp.	3,202	99,486
DigitalGlobe, Inc. (I)	1,900	56,107
Ducommun, Inc.	768	17,188
Esterline Technologies Corp. (I)	2,086	122,824
GenCorp, Inc. (I)	4,361	21,413
GeoEye, Inc. (I)	1,551	61,823
HEICO Corp. (L)	2,047	107,672
Herley Industries, Inc. (I)	1,012	16,455
Hexcel Corp. (I)	6,813	116,843
Kratos Defense & Security Solutions, Inc. (I)	1,435	15,168
Ladish Company, Inc. (I)	1,106	51,916
LMI Aerospace, Inc. (I)	712	11,584
Moog, Inc., Class A (I)	3,177	117,104
Orbital Sciences Corp., Class A (I)	4,039	65,836
Taser International, Inc. (I)	4,700	18,941
Teledyne Technologies, Inc. (I)	2,529	101,716
Triumph Group, Inc.	1,153	97,002

		1,396,344
Air Freight & Logistics - 0.39%
Air Transport Services Group, Inc. (I)	3,918	28,915
Atlas Air Worldwide Holdings, Inc. (I)	1,821	99,354
Dynamex, Inc. (I)	747	18,040
Forward Air Corp.	2,064	56,801
HUB Group, Inc., Class A (I)	2,633	85,915
Pacer International, Inc. (I)	2,638	14,746
Park-Ohio Holdings Corp. (I)	614	11,881

		315,652
Airlines - 0.77%
AirTran Holdings, Inc. (I)	9,548	71,037
Alaska Air Group, Inc. (I)	2,505	137,775
Allegiant Travel Company (L)	1,063	53,076
Hawaiian Holdings, Inc. (I)	3,776	29,830
JetBlue Airways Corp. (I)(L)	17,164	116,544
Pinnacle Airlines Corp. (I)	1,641	13,341
Republic Airways Holdings, Inc. (I)(L)	2,506	19,447
Skywest, Inc.	3,925	63,546
US Airways Group, Inc. (I)(L)	11,369	126,878

		631,474
Building Products - 0.60%
A.O. Smith Corp.	2,544	100,259
AAON, Inc. (L)	881	22,598
American Woodmark Corp.	714	14,858
Ameron International Corp.	654	46,303
Apogee Enterprises, Inc.	2,062	23,198
Builders FirstSource, Inc. (I)	3,898	6,159
Gibraltar Industries, Inc. (I)	2,196	22,333
Griffon Corp. (I)	3,210	38,905
Insteel Industries, Inc.	1,425	14,777
NCI Building Systems, Inc. (I)	1,474	15,344
Quanex Building Products Corp.	2,642	43,699
Simpson Manufacturing Company, Inc.	2,773	71,738
Trex Company, Inc. (I)(L)	1,130	20,849

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Universal Forest Products, Inc.	1,393	$45,523

		486,543
Commercial Services & Supplies - 2.32%
ABM Industries, Inc.	3,662	84,336
ACCO Brands Corp. (I)	3,981	27,947
American Reprographics Company (I)	2,722	19,136
APAC Customer Services, Inc. (I)	2,356	13,948
Casella Waste Systems, Inc., Class A (I)	2,104	9,594
Cenveo, Inc. (I)(L)	4,122	21,105
Clean Harbors, Inc. (I)	1,581	117,073
Consolidated Graphics, Inc. (I)	663	31,532
Courier Corp.	865	12,292
Deluxe Corp.	3,620	76,708
EnergySolutions, Inc.	6,274	31,370
EnerNOC, Inc. (I)(L)	1,410	34,587
Ennis, Inc.	1,866	31,853
Fuel Tech, Inc. (I)	1,558	11,389
G&K Services, Inc., Class A	1,317	36,534
Healthcare Services Group, Inc.	4,630	73,756
Herman Miller, Inc.	3,987	85,880
Higher One Holdings, Inc. (I)	718	14,547
HNI Corp. (L)	3,181	84,742
Innerworkings, Inc. (I)	1,902	11,735
Interface, Inc., Class A	3,542	51,146
Kimball International, Inc., Class B	2,502	14,662
Knoll, Inc.	3,290	50,502
M&F Worldwide Corp. (I)	779	18,345
McGrath Rentcorp	1,686	47,073
Metalico, Inc. (I)	2,802	12,245
Mine Safety Appliances Company (L)	1,844	53,144
Mobile Mini, Inc. (I)(L)	2,566	46,368
Multi-Color Corp.	883	17,263
Rollins, Inc.	2,987	80,709
Schawk, Inc., Class A	844	15,141
Standard Parking Corp. (I)	1,170	20,779
Steelcase, Inc., Class A	5,371	51,454
Sykes Enterprises, Inc. (I)	2,951	54,298
Team, Inc. (I)	1,368	27,852
Tetra Tech, Inc. (I)	4,329	100,043
The Brinks Company	3,362	82,503
The Geo Group, Inc. (I)	4,302	103,678
Unifirst Corp.	991	50,809
United Stationers, Inc. (I)	1,704	108,153
US Ecology, Inc.	1,346	21,146
Viad Corp.	1,460	34,675

		1,892,052
Construction & Engineering - 0.77%
Comfort Systems USA, Inc.	2,697	30,072
Dycom Industries, Inc. (I)	2,765	36,553
EMCOR Group, Inc. (I)	4,650	124,620
Furmanite Corp. (I)	2,763	18,319
Granite Construction, Inc. (L)	2,458	62,359
Great Lakes Dredge & Dock Corp.	4,216	32,379
Insituform Technologies, Inc., Class A (I)	2,786	61,682
Layne Christensen Company (I)	1,384	45,630
MasTec, Inc. (I)	3,764	53,938
Michael Baker Corp. (I)	578	18,548
MYR Group, Inc. (I)	1,441	22,725
Northwest Pipe Company (I)	715	15,866
Orion Marine Group, Inc. (I)	1,944	26,127
Pike Electric Corp. (I)	1,307	9,319
Primoris Services Corp.	1,633	14,436
Sterling Construction Company, Inc. (I)	1,243	16,768

186

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Tutor Perini Corp. (L)	1,889	$35,985

		625,326
Electrical Equipment - 1.98%
A123 Systems, Inc. (I)(L)	5,207	40,042
Acuity Brands, Inc. (L)	3,044	163,950
Advanced Battery Technologies, Inc. (I)(L)	4,374	16,534
American Superconductor Corp. (I)(L)	3,185	105,997
AZZ, Inc.	884	32,947
Baldor Electric Company	3,306	209,299
Belden, Inc.	3,317	110,390
Brady Corp., Class A	3,453	106,801
Broadwind Energy, Inc. (I)	7,209	13,769
Capstone Turbine Corp. (I)	19,335	15,120
Encore Wire Corp. (L)	1,381	31,459
Ener1, Inc. (I)(L)	4,492	19,540
EnerSys, Inc. (I)	3,391	102,374
Franklin Electric Company, Inc.	1,665	64,785
Fuelcell Energy, Inc. (I)(L)	8,456	9,555
Generac Holdings, Inc. (I)	1,435	21,324
GrafTech International, Ltd. (I)	8,506	166,718
II-VI, Inc. (I)	1,763	71,983
LaBarge, Inc. (I)	1,074	15,219
LSI Industries, Inc.	1,485	13,113
Polypore International, Inc. (I)	1,536	48,814
Powell Industries, Inc. (I)	682	23,993
PowerSecure International, Inc. (I)	1,505	12,973
Satcon Technology Corp. (I)	8,312	29,341
Vicor Corp.	1,378	23,123
Woodward Governor Company	4,309	145,429

		1,614,592
Industrial Conglomerates - 0.19%
Raven Industries, Inc.	1,146	50,882
Seaboard Corp.	23	42,826
Standex International Corp.	896	26,790
Tredegar Industries, Inc.	1,772	33,012

		153,510
Machinery - 3.04%
3D Systems Corp. (I)	1,301	36,610
Actuant Corp., Class A	4,758	112,432
Alamo Group, Inc.	488	12,498
Albany International Corp., Class A	1,981	41,799
Altra Holdings, Inc. (I)	1,917	32,167
American Railcar Industries, Inc. (I)	732	10,987
Ampco-Pittsburgh Corp.	631	16,621
ArvinMeritor, Inc. (I)(L)	6,639	118,506
Astec Industries, Inc. (I)	1,381	41,361
Badger Meter, Inc. (L)	1,064	45,135
Barnes Group, Inc.	3,438	65,631
Blount International, Inc. (I)	3,362	51,977
Briggs & Stratton Corp.	3,534	61,527
Cascade Corp.	651	23,775
Chart Industries, Inc. (I)	2,054	64,968
CIRCOR International, Inc.	1,205	47,598
CLARCOR, Inc.	3,514	143,055
Colfax Corp. (I)	1,691	28,544
Columbus McKinnon Corp. (I)	1,387	22,761
Commercial Vehicle Group, Inc. (I)	1,757	24,897
Douglas Dynamics, Inc.	804	11,859
Dynamic Materials Corp.	995	16,010
Energy Recovery, Inc. (I)(L)	3,296	10,976
EnPro Industries, Inc. (I)	1,428	52,336
ESCO Technologies, Inc.	1,877	65,845
Federal Signal Corp.	4,543	29,121

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Flow International Corp. (I)	3,893	$12,886
Force Protection, Inc. (I)	5,092	26,122
FreightCar America, Inc.	877	21,785
Graham Corp.	788	12,892
Greenbrier Companies, Inc. (I)(L)	1,361	25,532
Hawk Corp. (I)	349	17,440
John Bean Technologies Corp.	1,961	36,180
Kadant, Inc. (I)	924	17,732
Kaydon Corp.	2,341	81,888
L.B. Foster Company (I)	736	25,532
Lindsay Corp. (L)	875	51,660
Lydall, Inc. (I)	1,369	9,898
Met-Pro Corp.	1,225	13,512
Middleby Corp. (I)	1,171	94,230
Miller Industries, Inc.	815	11,426
Mueller Industries, Inc.	2,622	79,945
Mueller Water Products, Inc.	11,107	39,097
NACCO Industries, Inc., Class A	407	37,692
Nordson Corp.	2,402	190,787
PMFG, Inc. (I)	1,107	16,494
RBC Bearings, Inc. (I)	1,519	56,036
Robbins & Myers, Inc. (L)	1,880	58,299
Sauer-Danfoss, Inc. (I)	820	24,920
Sun Hydraulics, Inc.	887	27,639
Tecumseh Products Company, Class A (I)	1,415	18,862
Tennant Company	1,325	45,236
The Gorman-Rupp Company (L)	863	25,657
Thermadyne Holdings Corp. (I)	701	10,487
Titan International, Inc.	2,468	39,439
TriMas Corp. (I)	1,070	21,347
Twin Disc, Inc.	642	15,665
Wabash National Corp. (I)	4,821	50,862
Watts Water Technologies, Inc., Class A	2,033	66,174

		2,472,349
Marine - 0.17%
American Commercial Lines, Inc. (I)	659	21,747
Baltic Trading, Ltd.	1,281	15,026
Eagle Bulk Shipping, Inc. (I)(L)	4,509	22,545
Excel Maritime Carriers, Ltd. (I)(L)	2,873	15,945
Genco Shipping & Trading, Ltd. (I)	2,003	29,404
Horizon Lines, Inc.	2,582	9,424
International Shipholding Corp.	453	11,977
Ultrapetrol Bahamas, Ltd. (I)	1,807	12,486

		138,554
Professional Services - 1.15%
Acacia Research - Acacia Technologies (I)	2,397	65,318
Administaff, Inc.	1,548	43,793
Barrett Business Services, Inc.	676	10,025
CBIZ, Inc. (I)(L)	3,202	19,276
CDI Corp.	944	16,190
CoStar Group, Inc. (I)(L)	1,455	76,737
CRA International, Inc. (I)	853	18,851
Exponent, Inc. (I)	979	34,187
GP Strategies Corp. (I)	1,200	11,064
Heidrick & Struggles International, Inc.	1,256	26,087
Hill International, Inc. (I)	2,048	10,609
Hudson Highland Group, Inc. (I)	2,775	11,322
Huron Consulting Group, Inc. (I)	1,602	36,381
ICF International, Inc. (I)	1,215	29,087
Kelly Services, Inc., Class A (I)	1,890	33,784
Kforce, Inc. (I)	2,182	32,970
Korn/Ferry International (I)(L)	3,258	56,429
Mistras Group, Inc. (I)	1,082	12,876

187

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Navigant Consulting Company (I)	3,660	$30,451
On Assignment, Inc. (I)	2,759	18,954
Resources Connection, Inc.	3,302	55,242
School Specialty, Inc. (I)	1,427	18,023
SFN Group, Inc. (I)	3,713	31,820
The Advisory Board Company (I)	1,081	51,304
The Corporate Executive Board Company	2,415	83,776
The Dolan Company (I)	2,213	30,318
TrueBlue, Inc. (I)	3,128	51,549
Volt Information Sciences, Inc. (I)	1,254	8,377
VSE Corp.	331	10,052

		934,852
Road & Rail - 1.00%
AMERCO, Inc. (I)	602	58,358
Arkansas Best Corp.	1,808	44,540
Avis Budget Group, Inc. (I)(L)	7,259	96,472
Celadon Group, Inc. (I)	1,504	20,259
Dollar Thrifty Automotive Group, Inc. (I)	2,020	92,758
Genesee & Wyoming, Inc., Class A (I)	2,692	127,843
Heartland Express, Inc. (L)	3,498	54,044
Knight Transportation, Inc. (L)	4,141	79,838
Marten Transport, Ltd.	1,150	24,725
Old Dominion Freight Lines, Inc. (I)	2,930	84,618
Patriot Transportation Holding, Inc. (I)	126	9,377
RailAmerica, Inc. (I)	1,675	20,770
Roadrunner Transportation Systems, Inc. (I)	791	10,030
Saia, Inc. (I)	1,193	17,979
USA Truck, Inc. (I)	684	9,063
Werner Enterprises, Inc.	2,975	64,201

		814,875
Trading Companies & Distributors - 0.86%
Aceto Corp.	2,053	15,377
Aircastle, Ltd.	3,578	34,277
Applied Industrial Technologies, Inc.	2,960	88,445
Beacon Roofing Supply, Inc. (I)	3,251	55,885
CAI International, Inc. (I)	747	15,276
DXP Enterprises, Inc. (I)	625	13,450
H&E Equipment Services, Inc. (I)	2,044	20,338
Houston Wire & Cable Company (L)	1,417	15,091
Interline Brands, Inc. (I)	2,331	48,019
Kaman Corp., Class A	1,799	50,678
RSC Holdings, Inc. (I)(L)	3,559	27,725
Rush Enterprises, Inc., Class A (I)	2,295	40,323
TAL International Group, Inc.	1,189	33,684
Textainer Group Holdings, Ltd.	647	18,000
Titan Machinery, Inc. (I)	936	19,623
United Rentals, Inc. (I)(L)	4,284	84,052
Watsco, Inc. (L)	1,935	116,622

		696,865

		12,172,988
Information Technology - 18.03%
Communications Equipment - 2.87%
Acme Packet, Inc. (I)	3,086	151,152
ADC Telecommunications, Inc. (I)(L)	6,840	87,005
ADTRAN, Inc. (L)	4,362	135,833
Anaren, Inc. (I)	1,100	20,031
Arris Group, Inc. (I)	8,974	89,830
Aruba Networks, Inc. (I)	5,455	115,646
Aviat Networks, Inc. (I)	4,480	18,547
Bel Fuse, Inc., Class B	776	17,421
BigBand Networks, Inc. (I)	4,106	12,236
Black Box Corp.	1,263	45,253

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Blue Coat Systems, Inc. (I)	2,952	$78,523
Comtech Telecommunications Corp.	2,021	59,943
DG Fastchannel, Inc. (I)	1,785	45,036
Digi International, Inc. (I)	1,881	18,058
EMS Technologies, Inc. (I)	1,131	21,025
Emulex Corp. (I)	5,735	64,920
Extreme Networks, Inc. (I)	6,714	19,672
Finisar Corp. (I)	5,322	101,757
Globecomm Systems, Inc. (I)	1,670	14,112
Harmonic, Inc. (I)	6,942	46,928
Infinera Corp. (I)	6,255	51,041
InterDigital, Inc. (I)	3,097	102,418
Ixia (I)	2,331	36,970
KVH Industries, Inc. (I)	1,152	15,264
Loral Space & Communications, Inc. (I)	760	55,541
NETGEAR, Inc. (I)	2,495	79,291
Oclaro, Inc. (I)	3,556	34,493
Oplink Communications, Inc. (I)	1,396	24,137
PC-Tel, Inc. (I)	1,629	10,230
Plantronics, Inc.	3,389	121,225
Powerwave Technologies, Inc. (I)(L)	9,826	20,733
Riverbed Technology, Inc. (I)	8,902	301,863
Seachange International, Inc. (I)	2,112	16,980
ShoreTel, Inc. (I)	3,374	23,955
Sonus Networks, Inc. (I)	14,725	39,463
Sycamore Networks, Inc. (I)	1,369	41,097
Symmetricom, Inc. (I)	3,276	21,785
Tekelec, Inc. (I)	4,848	59,873
UTStarcom, Inc. (I)(L)	8,700	18,618
Viasat, Inc. (I)	2,334	96,534

		2,334,439
Computers & Peripherals - 0.80%
Avid Technology, Inc. (I)	2,096	32,656
Compellent Technologies, Inc. (I)	1,658	43,108
Cray, Inc. (I)	2,725	19,457
Electronics for Imaging, Inc. (I)	3,281	42,948
Hypercom Corp. (I)	3,327	24,620
Imation Corp. (I)	2,175	20,663
Immersion Corp. (I)	2,280	12,791
Intermec, Inc. (I)	3,502	39,608
Intevac, Inc. (I)	1,666	22,158
Isilon Systems, Inc. (I)	1,889	63,754
Novatel Wireless, Inc. (I)	2,272	22,288
Quantum Corp. (I)	15,233	55,296
Rimage Corp. (I)	834	12,760
Silicon Graphics International Corp. (I)	2,306	17,733
STEC, Inc. (I)(L)	2,903	49,336
Stratasys, Inc. (I)	1,454	49,174
Super Micro Computer, Inc. (I)	1,786	18,396
Synaptics, Inc. (I)	2,387	68,030
Xyratex, Ltd. (I)	2,152	32,883

		647,659
Electronic Equipment, Instruments & Components - 2.35%
Agilysys, Inc. (I)	1,403	7,197
Anixter International, Inc. (L)	1,962	109,617
Benchmark Electronics, Inc. (I)	4,444	71,415
Brightpoint, Inc. (I)	5,046	41,377
Checkpoint Systems, Inc. (I)	2,815	50,501
Cogent, Inc. (I)	3,702	38,834
Cognex Corp.	2,803	78,372
Coherent, Inc. (I)	1,774	73,284
Comverge, Inc. (I)	1,977	13,187
CPI International, Inc. (I)	597	11,552

188

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
CTS Corp.	2,460	$25,313
Daktronics, Inc. (L)	2,424	32,676
DDi Corp.	1,033	10,836
DTS, Inc. (I)	1,211	56,844
Echelon Corp. (I)	2,474	23,577
Electro Rent Corp.	1,217	18,036
Electro Scientific Industries, Inc. (I)	2,003	29,925
Fabrinet (I)	712	12,275
FARO Technologies, Inc. (I)	1,154	29,969
Gerber Scientific, Inc. (I)	2,002	14,494
Insight Enterprises, Inc. (I)	3,298	41,588
IPG Photonics Corp. (I)	1,847	52,935
Keithley Instruments, Inc.	804	17,342
L-1 Identity Solutions, Inc. (I)	5,419	64,107
Littelfuse, Inc.	1,553	71,857
Maxwell Technologies, Inc. (I)(L)	1,918	31,014
Measurement Specialties, Inc. (I)	1,056	27,012
Mercury Computer Systems, Inc. (I)	1,721	30,651
Methode Electronics, Inc.	2,689	27,455
Microvision, Inc. (I)(L)	7,030	9,912
MTS Systems Corp.	1,152	44,145
Multi-Fineline Electronix, Inc. (I)	785	18,291
Newport Corp. (I)	2,614	37,981
OSI Systems, Inc. (I)	1,126	39,264
Park Electrochemical Corp.	1,438	39,401
Plexus Corp. (I)	2,855	77,470
Power-One, Inc. (I)(L)	4,972	46,985
Pulse Electronics Corp.	3,203	13,132
RadiSys Corp. (I)	1,861	16,805
Richardson Electronics, Ltd.	1,169	12,520
Rofin-Sinar Technologies, Inc. (I)	2,005	57,564
Rogers Corp. (I)	1,119	36,916
Sanmina-SCI Corp. (I)	5,633	58,865
Scansource, Inc. (I)	1,922	56,065
Smart Modular Technologies (WWH), Inc. (I)	3,728	20,877
Spectrum Control, Inc. (I)	976	14,904
SYNNEX Corp. (I)(L)	1,571	45,025
TTM Technologies, Inc. (I)	5,694	75,474
Universal Display Corp. (I)	2,142	53,036
X-Rite, Inc. (I)(L)	2,575	10,841
Zygo Corp. (I)	1,363	15,620

		1,914,335
Internet Software & Services - 2.33%
Ancestry.com, Inc. (I)	1,351	38,612
Archipelago Learning, Inc. (I)	947	8,173
Art Technology Group, Inc. (I)	11,150	66,566
Cass Information Systems, Inc.	611	21,605
comScore, Inc. (I)	1,612	35,464
Constant Contact, Inc. (I)(L)	2,052	52,511
DealerTrack Holdings, Inc. (I)	2,884	55,084
Dice Holdings, Inc. (I)	1,204	13,605
Digital River, Inc. (I)	2,790	102,728
Earthlink, Inc.	7,602	68,152
GSI Commerce, Inc. (I)	4,689	111,833
InfoSpace, Inc. (I)	2,630	20,304
Internap Network Services Corp. (I)	3,844	20,104
Internet Brands, Inc., Class A (I)	2,051	27,340
Internet Capital Group, Inc. (I)	2,618	32,437
Intralinks Holdings, Inc. (I)	800	16,448
j2 Global Communications, Inc. (I)	3,197	85,616
Keynote Systems, Inc.	1,018	12,460
KIT Digital, Inc. (I)	1,457	20,063
Limelight Networks, Inc. (I)	3,288	23,345

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Liquidity Services, Inc. (I)	1,053	$16,290
LivePerson, Inc. (I)	3,209	30,999
LogMeIn, Inc. (I)	1,046	45,804
LoopNet, Inc. (I)	1,364	14,540
Marchex, Inc., Class B	1,537	11,097
ModusLink Global Solutions, Inc. (I)	3,275	21,943
Move, Inc. (I)	11,504	29,105
NIC, Inc.	3,987	33,291
OpenTable, Inc. (I)	1,118	81,100
Openwave Systems, Inc. (I)	6,661	15,920
Perficient, Inc. (I)	1,722	19,424
Quinstreet, Inc. (I)(L)	722	14,440
Rackspace Hosting, Inc. (I)(L)	6,841	199,548
RealNetworks, Inc. (I)	6,149	21,030
RightNow Technologies, Inc. (I)	1,546	39,160
Saba Software, Inc. (I)	2,301	13,875
Sapient Corp.	7,267	86,695
SAVVIS, Inc. (I)	2,665	66,971
Stamps.com, Inc.	868	11,423
Support.com, Inc. (I)	3,448	22,309
Terremark Worldwide, Inc. (I)	4,147	49,619
The Knot, Inc. (I)	2,239	20,935
Travelzoo, Inc. (I)	399	17,153
United Online, Inc.	6,318	40,214
ValueClick, Inc. (I)	5,768	89,635
Vocus, Inc. (I)	1,213	29,694
Zix Corp. (I)	4,205	16,147

		1,890,811
IT Services - 1.80%
Acxiom Corp. (I)	4,828	82,124
CACI International, Inc., Class A (I)	2,111	106,247
Cardtronics, Inc. (I)	1,908	32,245
CIBER, Inc. (I)	4,612	15,496
Computer Task Group, Inc. (I)	1,204	11,859
CSG Systems International, Inc. (I)	2,422	45,582
Echo Global Logistics, Inc. (I)	854	9,778
Euronet Worldwide, Inc. (I)	3,495	57,178
ExlService Holdings, Inc. (I)	1,079	22,303
Forrester Research, Inc.	1,034	35,828
Global Cash Access Holdings, Inc. (I)	3,966	9,042
Heartland Payment Systems, Inc.	2,706	42,728
iGate Corp.	1,674	33,480
Integral Systems, Inc. (I)	1,503	13,707
Jack Henry & Associates, Inc.	5,955	162,810
Lionbridge Technologies, Inc. (I)	4,393	14,321
ManTech International Corp., Class A (I)	1,555	62,076
MAXIMUS, Inc.	1,216	73,811
MoneyGram International, Inc. (I)(L)	6,647	16,285
NCI, Inc. (I)	528	11,600
Online Resources Corp. (I)	2,276	9,855
SRA International, Inc., Class A (I)	3,024	59,331
Syntel, Inc.	919	43,873
TeleTech Holdings, Inc. (I)	2,159	40,935
The Hackett Group, Inc. (I)	2,365	8,325
TNS, Inc. (I)	1,885	36,230
Unisys Corp. (I)	3,030	68,508
VeriFone Systems, Inc. (I)	6,032	209,608
Virtusa Corp. (I)	1,004	13,695
Wright Express Corp. (I)	2,717	117,021

		1,465,881
Semiconductors & Semiconductor Equipment - 3.72%
Advanced Analogic Technologies, Inc. (I)	3,506	12,832
Advanced Energy Industries, Inc. (I)(L)	2,566	29,971

189

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Amkor Technology, Inc. (I)(L)	7,397	$51,483
Anadigics, Inc. (I)	4,636	29,763
Applied Micro Circuits Corp. (I)(L)	4,624	42,911
ATMI, Inc. (I)	2,250	40,388
Axcelis Technologies, Inc. (I)	7,658	18,992
AXT, Inc. (I)	2,253	18,587
Brooks Automation, Inc. (I)	4,624	33,524
Cabot Microelectronics Corp. (I)	1,644	64,889
Cavium Networks, Inc. (I)(L)	3,113	114,543
CEVA, Inc. (I)	1,506	34,939
Cirrus Logic, Inc. (I)(L)	4,866	74,304
Cohu, Inc.	1,679	24,312
Conexant Systems, Inc. (I)	6,606	8,984
Cymer, Inc. (I)	2,100	79,947
Diodes, Inc. (I)	2,402	59,329
DSP Group, Inc. (I)	1,868	14,290
Energy Conversion Devices, Inc. (I)(L)	3,586	16,101
Entegris, Inc. (I)(L)	9,262	60,203
Entropic Communications, Inc. (I)	4,613	41,240
Evergreen Solar, Inc. (I)(L)	15,187	11,815
Exar Corp. (I)	2,724	18,251
FEI Company (I)	2,717	64,665
FormFactor, Inc. (I)	3,611	33,510
FSI International, Inc. (I)	3,086	10,894
GSI Technology, Inc. (I)	1,518	11,233
GT Solar International, Inc. (I)(L)	4,410	29,503
Hittite Microwave Corp. (I)	1,890	108,184
Integrated Device Technology, Inc. (I)	11,403	73,321
Integrated Silicon Solution, Inc. (I)	1,905	15,221
IXYS Corp. (I)	1,728	19,336
Kopin Corp. (I)	4,971	19,983
Kulicke & Soffa Industries, Inc. (I)	4,969	32,944
Lattice Semiconductor Corp. (I)	8,112	36,098
LTX-Credence Corp. (I)	3,546	27,942
Mattson Technology, Inc. (I)(L)	3,926	10,875
Micrel, Inc.	3,478	43,058
Microsemi Corp. (I)	5,809	128,611
Microtune, Inc. (I)	4,248	12,404
Mindspeed Technologies, Inc. (I)	2,437	15,183
MIPS Technologies, Inc. (I)	3,253	44,208
MKS Instruments, Inc. (I)	3,550	72,314
Monolithic Power Systems, Inc. (I)	2,311	37,276
MoSys, Inc. (I)	2,312	9,433
Nanometrics, Inc. (I)	1,293	15,322
Netlogic Microsystems, Inc. (I)	4,400	137,280
NVE Corp. (I)	358	18,254
OmniVision Technologies, Inc. (I)	3,651	103,287
Pericom Semiconductor Corp. (I)	1,914	19,121
Photronics, Inc. (I)	3,825	24,442
PLX Technology, Inc. (I)	3,118	10,476
Power Integrations, Inc. (L)	1,731	69,742
RF Micro Devices, Inc. (I)	18,910	132,559
Rubicon Technology, Inc. (I)(L)	1,122	24,617
Rudolph Technologies, Inc. (I)	2,333	17,404
Semtech Corp. (I)	4,305	100,694
Sigma Designs, Inc. (I)	2,203	26,436
Silicon Image, Inc. (I)	5,456	41,848
Spansion, Inc., Class A (I)	907	17,931
Standard Microsystems Corp. (I)	1,561	42,537
Supertex, Inc. (I)	722	18,057
Tessera Technologies, Inc. (I)	3,536	70,402
Trident Microsystems, Inc. (I)	5,590	10,342
TriQuint Semiconductor, Inc. (I)	10,893	129,736
Ultra Clean Holdings, Inc. (I)	1,685	13,210
Ultratech, Inc. (I)	1,711	31,431

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc. (I)(L)	2,849	$125,299
Volterra Semiconductor Corp. (I)	1,719	38,712
Zoran Corp. (I)	3,720	25,594

		3,022,527
Software - 4.16%
ACI Worldwide, Inc. (I)	2,418	61,393
Actuate Corp. (I)	3,427	19,328
Advent Software, Inc. (I)	1,107	57,099
American Software, Inc., Class A	1,923	12,903
Ariba, Inc. (I)	6,343	128,351
Aspen Technology, Inc. (I)	4,470	55,875
Blackbaud, Inc.	3,169	80,207
Blackboard, Inc. (I)(L)	2,419	100,509
Bottomline Technologies, Inc. (I)	2,240	42,403
CDC Corp., Class A (I)	2,411	9,331
CommVault Systems, Inc. (I)	3,054	88,963
Concur Technologies, Inc. (I)	2,833	145,078
Deltek, Inc. (I)	1,507	10,760
DemandTec, Inc. (I)	1,438	14,883
Digimarc Corp. (I)	536	15,062
Ebix, Inc. (I)	1,918	39,799
Epicor Software Corp. (I)	3,505	32,807
EPIQ Systems, Inc.	2,391	30,461
Fair Isaac Corp. (L)	2,937	68,579
FalconStor Software, Inc. (I)	2,680	7,129
Fortinet, Inc. (I)	2,962	94,399
Interactive Intelligence, Inc. (I)	945	25,553
JDA Software Group, Inc. (I)	2,954	78,000
Kenexa Corp. (I)	1,628	29,809
Lawson Software, Inc. (I)	9,806	84,234
Magma Design Automation, Inc. (I)	4,498	18,622
Manhattan Associates, Inc. (I)	1,585	49,278
Mentor Graphics Corp. (I)	7,556	84,967
MicroStrategy, Inc., Class A (I)	634	54,873
Monotype Imaging Holdings, Inc. (I)	1,651	18,491
Motricity, Inc. (I)(L)	385	11,450
Netscout Systems, Inc. (I)	2,170	47,935
NetSuite, Inc. (I)(L)	1,314	32,613
Opnet Technologies, Inc.	967	23,517
Parametric Technology Corp. (I)	8,154	174,659
Pegasystems, Inc.	1,156	35,778
Progress Software Corp. (I)	2,964	114,321
PROS Holdings, Inc. (I)	1,467	14,010
QLIK Technologies, Inc. (I)	961	22,651
Quest Software, Inc. (I)	4,193	106,083
Radiant Systems, Inc. (I)	2,332	42,093
RealD, Inc. (I)	1,061	30,217
RealPage, Inc. (I)	986	27,016
Renaissance Learning, Inc.	974	11,464
Rosetta Stone, Inc. (I)	782	16,414
S1 Corp. (I)	3,823	24,238
Smith Micro Software, Inc. (I)	2,191	32,734
SolarWinds, Inc. (I)	2,490	44,471
Sonic Solutions (I)(L)	3,009	30,030
Sourcefire, Inc. (I)	1,966	53,338
SRS Labs, Inc. (I)	1,015	8,648
SS&C Technologies Holdings, Inc. (I)	884	17,158
SuccessFactors, Inc. (I)	4,452	134,317
Synchronoss Technologies, Inc. (I)	1,438	37,374
Take-Two Interactive Software, Inc. (I)	5,007	55,402
Taleo Corp. (I)	2,824	86,697
TeleCommunication Systems, Inc. (I)	3,379	15,746
THQ, Inc. (I)	4,990	25,449
TIBCO Software, Inc. (I)	11,678	229,352

190

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
TiVo, Inc. (I)	8,198	$67,388
Tyler Technologies, Inc. (I)	2,210	45,106
Ultimate Software Group, Inc. (I)(L)	1,768	77,562
VASCO Data Security International, Inc. (I)	2,058	17,781
Virnetx Holding Corp.	2,500	34,700
Wave Systems Corp. Class A (I)	6,021	15,895
Websense, Inc. (I)	3,074	63,724

		3,386,477

		14,662,129
Materials - 5.33%
Chemicals - 2.42%
A. Schulman, Inc.	2,232	45,198
American Vanguard Corp.	1,709	11,655
Arch Chemicals, Inc.	1,613	56,003
Balchem Corp.	2,017	62,446
Calgon Carbon Corp. (I)(L)	4,006	55,964
Ferro Corp. (I)	6,102	87,076
Georgia Gulf Corp. (I)	2,427	49,341
H.B. Fuller Company	3,474	72,850
Hawkins, Inc.	633	27,554
Innophos Holdings, Inc.	1,505	51,260
Koppers Holdings, Inc.	1,462	41,813
Kraton Performance Polymers, Inc. (I)	807	22,983
Landec Corp. (I)	2,273	14,229
LSB Industries, Inc. (I)	1,225	28,249
Minerals Technologies, Inc.	1,329	80,856
NewMarket Corp.	726	91,331
Olin Corp. (L)	5,529	101,015
OM Group, Inc. (I)	2,187	82,231
Omnova Solutions, Inc. (I)	3,253	28,561
PolyOne Corp. (I)	6,570	81,862
Quaker Chemical Corp.	801	30,422
Rockwood Holdings, Inc. (I)	3,679	140,427
Senomyx, Inc. (I)	2,943	16,599
Sensient Technologies Corp.	3,481	118,250
Solutia, Inc. (I)	8,576	183,355
Spartech Corp. (I)	2,285	21,730
Stepan Company	551	38,873
STR Holdings, Inc. (I)(L)	2,028	36,403
TPC Group, Inc. (I)	571	15,942
W.R. Grace & Company (I)	5,134	171,835
Westlake Chemical Corp.	1,400	52,864
Zep, Inc.	1,577	28,623
Zoltek Companies, Inc. (I)	2,060	18,725

		1,966,525
Construction Materials - 0.10%
Headwaters, Inc. (I)	4,513	17,556
Texas Industries, Inc.	1,469	55,352
United States Lime & Minerals, Inc. (I)	202	8,282

		81,190
Containers & Packaging - 0.48%
AEP Industries, Inc. (I)	390	9,380
Boise, Inc.	4,979	36,596
Graham Packaging Company, Inc. (I)	1,323	16,670
Graphic Packaging Holding Company (I)	8,098	30,125
Myers Industries, Inc.	2,590	24,864
Rock-Tenn Company, Class A	2,729	147,612
Silgan Holdings, Inc.	3,749	128,366

		393,613
Metals & Mining - 1.78%
A. M. Castle & Company (I)	1,195	18,092

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Allied Nevada Gold Corp. (I)(L)	5,278	$141,134
AMCOL International Corp. (L)	1,688	47,146
Brush Engineered Materials, Inc. (I)	1,419	49,949
Capital Gold Corp. (I)	4,492	20,708
Century Aluminum Company (I)	4,494	62,219
Coeur d’Alene Mines Corp. (I)(L)	6,204	151,067
Contango ORE, Inc.	89	0
General Moly, Inc. (I)(L)	4,623	25,519
Globe Specialty Metals, Inc.	4,291	69,557
Golden Star Resources, Ltd. (I)	17,978	77,665
Haynes International, Inc.	854	33,024
Hecla Mining Company (I)(L)	18,047	173,071
Horsehead Holding Corp. (I)	3,088	35,913
Jaguar Mining, Inc. (I)	6,014	39,813
Kaiser Aluminum Corp.	1,062	49,808
Metals USA Holdings Corp. (I)	818	11,149
Molycorp, Inc. (I)	1,812	52,584
Noranda Aluminum Holding Corp. (I)	824	9,797
Olympic Steel, Inc.	665	13,992
RTI International Metals, Inc. (I)	2,109	59,832
Stillwater Mining Company (I)	3,109	58,822
Thompson Creek Metals Company, Inc. (I)	9,824	119,362
Universal Stainless & Alloy Products, Inc. (I)	502	15,698
US Energy Corp. (I)	2,137	10,514
US Gold Corp. (I)(L)	6,281	41,203
Worthington Industries, Inc.	3,925	62,879

		1,450,517
Paper & Forest Products - 0.55%
Buckeye Technologies, Inc.	2,792	55,617
Clearwater Paper Corp. (I)	806	64,883
Deltic Timber Corp.	782	40,672
KapStone Paper and Packaging Corp. (I)	2,743	40,377
Louisiana-Pacific Corp. (I)(L)	8,964	73,505
Neenah Paper, Inc.	1,118	20,594
P.H. Glatfelter Company	3,284	40,853
Schweitzer-Mauduit International, Inc.	1,291	81,088
Wausau Paper Corp.	3,586	27,648

		445,237

		4,337,082
Telecommunication Services - 1.00%
Diversified Telecommunication Services - 0.67%
AboveNet, Inc.	1,565	91,866
Alaska Communications Systems Group, Inc.	3,257	34,329
Atlantic Tele-Network, Inc.	676	23,180
Cbeyond, Inc. (I)	1,957	25,793
Cincinnati Bell, Inc. (I)	14,458	35,278
Cogent Communications Group, Inc. (I)(L)	3,230	39,018
Consolidated Communications Holdings, Inc.	1,779	32,769
General Communication, Inc., Class A (I)	3,431	38,667
Global Crossing, Ltd. (I)	2,136	28,558
Globalstar, Inc. (I)	5,626	8,664
Hughes Communications, Inc. (I)	675	26,730
IDT Corp., Class B	1,074	22,328
Iridium Communications, Inc. (I)	2,445	22,836
Neutral Tandem, Inc. (I)(L)	2,377	34,157
PAETEC Holding Corp. (I)	8,993	33,274
Premiere Global Services, Inc. (I)	4,369	30,845
Vonage Holdings Corp. (I)	7,497	18,143

		546,435
Wireless Telecommunication Services - 0.33%
FiberTower Corp. (I)	3,653	15,927

191

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
ICO Global Communications
Holdings, Ltd. (I)	7,013	$10,590
NTELOS Holdings Corp.	2,056	34,911
Shenandoah Telecommunications Company	1,723	30,135
Syniverse Holdings, Inc. (I)	4,883	149,224
USA Mobility, Inc.	1,585	26,977

		267,764

		814,199
Utilities - 3.04%
Electric Utilities - 1.24%
Allete, Inc.	2,184	77,161
Central Vermont Public Service Corp.	958	19,352
Cleco Corp.	4,204	127,507
El Paso Electric Company (I)	3,095	81,522
IDACORP, Inc.	3,319	120,546
MGE Energy, Inc. (L)	1,649	68,087
Otter Tail Corp.	2,593	53,312
PNM Resources, Inc.	6,125	73,378
Portland General Electric Company	5,252	111,185
The Empire District Electric Company	2,865	61,741
UIL Holding Corp.	3,509	103,059
Unisource Energy Corp.	2,512	88,347
Unitil Corp. (L)	926	21,317

		1,006,514
Gas Utilities - 1.12%
Chesapeake Utilities Corp.	707	26,576
New Jersey Resources Corp.	2,823	121,700
Nicor, Inc.	3,073	132,907
Northwest Natural Gas Company	1,814	88,559
Piedmont Natural Gas Company, Inc. (L)	4,923	145,622
South Jersey Industries, Inc.	2,040	104,428
Southwest Gas Corp.	3,125	109,469
The Laclede Group, Inc.	1,550	54,793
WGL Holdings, Inc.	3,462	125,532

		909,586
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc. (I)	7,368	37,503
Multi-Utilities - 0.36%
Avista Corp.	3,807	81,356
Black Hills Corp. (L)	2,766	83,948
CH Energy Group, Inc.	1,154	53,823
NorthWestern Corp.	2,533	72,976

		292,103
Water Utilities - 0.28%
American States Water Company	1,327	48,542
Artesian Resources Corp.	782	14,678
Cadiz, Inc. (I)	1,130	12,746
California Water Service Group	1,382	51,410
Connecticut Water Service, Inc.	767	19,535
Consolidated Water Company, Ltd.	1,314	11,603
Middlesex Water Company	1,280	22,349
SJW Corp.	1,031	25,754
York Water Company	1,159	18,347

		224,964

		2,470,670

TOTAL COMMON STOCKS (Cost $51,956,145)		$77,353,236

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.00%
Health Care - 0.00%
Alere, Inc., 3.000%	1	$227

TOTAL PREFERRED SECURITIES (Cost $15)		$227

SHORT-TERM INVESTMENTS - 16.41%
Short-Term Securities* - 4.34%
Federal Home Loan Bank Discount Notes,
0.070%, 12//01/2010	$3,530,000	3,530,000
Securities Lending Collateral - 12.07%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	980,660	9,813,560

TOTAL SHORT-TERM INVESTMENTS (Cost $13,344,197)		$13,343,560

Total Investments (Small Cap Index Fund)
(Cost $65,300,357) - 111.51%		$90,697,023
Other assets and liabilities, net - (11.51%)		(9,358,156)

TOTAL NET ASSETS - 100.00%		$81,338,867

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.93%
Consumer Discretionary - 17.21%
Auto Components - 1.95%
Dana Holding Corp. (I)	65,610	$991,367
Dorman Products, Inc. (I)	2,034	80,363
Drew Industries, Inc.	2,900	58,580
Exide Technologies (I)	14,279	116,802
Federal Mogul Corp. (I)	671	12,548
Modine Manufacturing Company (I)	4,700	65,142
Motorcar Parts of America, Inc. (I)	2,990	36,388
Shiloh Industries, Inc.	1,546	17,207
Spartan Motors, Inc.	6,666	35,263
Standard Motor Products, Inc.	5,100	64,158
Superior Industries International, Inc.	6,150	119,556
TRW Automotive Holdings Corp. (I)	39,570	1,879,179

		3,476,553
Distributors - 0.06%
Audiovox Corp., Class A (I)	2,806	19,221
Core-Mark Holding Company, Inc. (I)	2,541	91,984

		111,205
Diversified Consumer Services - 0.25%
Cambium Learning Group, Inc. (I)	1,473	4,390
Carriage Services, Inc. (I)	100	470
Jackson Hewitt Tax Service, Inc. (I)	2,200	1,848
Mac-Gray Corp.	50	700
Regis Corp.	11,767	209,688
Service Corp. International	27,375	220,643
Stewart Enterprises, Inc., Class A (L)	1,666	9,446

		447,185
Hotels, Restaurants & Leisure - 4.55%
Bally Technologies, Inc. (I)	18,968	742,977
Benihana, Inc. (I)	700	5,320
Benihana, Inc., Class A (I)	1,097	8,491
Biglari Holdings, Inc. (I)	222	86,203
Bluegreen Corp. (I)	4,779	13,811
Bob Evans Farms, Inc.	6,300	196,182
Boyd Gaming Corp. (I)(L)	13,073	116,873

192

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.	43,439	$887,893
Canterbury Park Holding Corp. (I)	100	1,111
Churchill Downs, Inc.	1,572	62,235
DineEquity, Inc. (I)	22,983	1,227,752
Dover Downs Gaming & Entertainment, Inc.	2,392	8,324
Full House Resorts, Inc. (I)	482	1,518
Gaming Partners International Corp.	300	1,737
Gaylord Entertainment Company (I)(L)	9,200	315,836
Great Wolf Resorts, Inc. (I)	4,750	11,068
International Speedway Corp., Class A	5,732	135,791
Isle of Capri Casinos, Inc. (I)	7,200	63,288
Lakes Gaming, Inc. (I)	2,700	5,805
Life Time Fitness, Inc. (I)	6,300	248,472
Luby’s, Inc. (I)	6,323	37,559
Marcus Corp.	4,570	59,227
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	1,530	13,372
Monarch Casino & Resort, Inc. (I)	2,300	27,623
MTR Gaming Group, Inc. (I)	3,600	7,200
Multimedia Games, Inc. (I)	1,794	7,750
O’Charley’s, Inc. (I)	4,987	34,510
Orient-Express Hotels, Ltd., Class A (I)	11,572	133,888
P.F. Chang’s China Bistro, Inc. (L)	17,311	874,898
Papa John’s International, Inc. (I)	21,508	550,820
Penn National Gaming, Inc. (I)	8,043	282,390
Pinnacle Entertainment, Inc. (I)	8,929	118,934
Red Robin Gourmet Burgers, Inc. (I)	3,600	66,708
Rick’s Cabaret International, Inc. (I)	1,592	11,064
Ruby Tuesday, Inc. (I)	13,125	167,869
Ruth’s Hospitality Group, Inc. (I)(L)	2,390	11,807
Speedway Motorsports, Inc.	6,977	102,771
Texas Roadhouse, Inc., Class A (I)	61,695	1,054,368
Vail Resorts, Inc. (I)	5,349	242,203
Wendy’s/Arby’s Group, Inc., Class A	35,500	169,335

		8,114,983
Household Durables - 1.29%
Acme United Corp.	300	2,856
Bassett Furniture Industries, Inc. (I)	1,190	4,903
Beazer Homes USA, Inc. (I)(L)	16,620	69,139
Blyth, Inc.	947	42,217
Brookfield Homes Corp. (I)	6,073	53,564
Cavco Industries, Inc. (I)	648	23,626
Emerson Radio Corp.	6,514	13,549
Ethan Allen Interiors, Inc. (L)	51,914	856,062
Furniture Brands International, Inc. (I)	11,907	52,510
Helen of Troy, Ltd. (I)	6,300	148,806
Hooker Furniture Corp.	2,545	28,937
Jarden Corp.	2,206	67,724
Kid Brands, Inc. (I)	2,309	21,728
La-Z-Boy, Inc. (I)	4,400	33,132
Lennar Corp., Class A (L)	12,600	191,394
Lennar Corp., Class B	1,000	12,400
Lifetime Brands, Inc. (I)	120	1,769
M/I Homes, Inc. (I)	4,200	48,426
Meritage Homes Corp. (I)	2,200	41,734
Mohawk Industries, Inc. (I)	8,400	441,336
Palm Harbor Homes, Inc. (I)	130	18
Ryland Group, Inc. (L)	4,400	64,152
Skyline Corp.	705	13,381
Standard Pacific Corp. (I)	14,218	50,616
Stanley Furniture Company, Inc. (I)	1,600	5,232

		2,289,211

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.03%
1-800-Flowers.com, Inc., Class A (I)	5,590	$11,124
dELiA*s, Inc. (I)	3,000	5,190
Gaiam, Inc., Class A	3,268	24,575
ValueVision Media, Inc. (I)	1,164	4,062

		44,951
Leisure Equipment & Products - 0.17%
Arctic Cat, Inc. (I)	2,806	41,837
Callaway Golf Company (L)	7,867	60,261
Jakks Pacific, Inc. (I)	1,400	26,950
Leapfrog Enterprises, Inc. (I)	3,876	22,016
RC2 Corp. (I)	2,943	65,187
Smith & Wesson Holding Corp. (I)	7,968	30,597
Steinway Musical Instruments, Inc. (I)	2,785	48,041
The Nautilus Group, Inc. (I)	2,700	3,915

		298,804
Media - 2.12%
AH Belo Corp. (I)	4,200	36,960
Ascent Media Corp., Class A (I)	2,643	81,695
Beasley Broadcasting Group, Inc. (I)	447	1,806
Cinemark Holdings, Inc.	9,951	174,640
CKX, Inc. (I)	3,100	12,803
Clear Channel Outdoor Holdings,
Inc., Class A (I)	2,442	33,553
EW Scripps Company (I)	10,736	96,946
Fisher Communications, Inc. (I)	2,124	42,586
Gannett Company, Inc.	12,178	159,654
Gray Television, Inc. (I)	5,000	9,950
Harte-Hanks, Inc.	9,457	117,645
Journal Communications, Inc., Class A (I)	7,900	35,866
Lee Enterprises, Inc. (I)(L)	6,700	12,864
Liberty Media Corp. - Capital, Series A (I)	8,389	483,039
Live Nation Entertainment, Inc. (I)	10,724	115,390
Madison Square Garden, Inc., Class A (I)	2,055	45,087
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	3,000	14,220
Media General, Inc., Class A (I)(L)	5,000	21,300
New Frontier Media, Inc. (I)	1,891	3,631
Outdoor Channel Holdings, Inc.	671	4,362
Radio One, Inc., Class D (I)	1,892	2,043
Salem Communications Corp., Class A	1,200	4,008
The Interpublic Group of Companies, Inc. (I)	108,085	1,151,105
The McClatchy Company, Class A (I)(L)	8,701	27,495
The Washington Post Company, Class B (L)	1,176	443,376
World Wrestling Entertainment,
Inc., Class A (L)	46,620	653,612

		3,785,636
Multiline Retail - 1.05%
Dillard’s, Inc., Class A (L)	43,289	1,349,751
Fred’s, Inc., Class A	10,002	127,926
Retail Ventures, Inc. (I)	6,471	106,124
Saks, Inc. (I)(L)	22,686	252,722
The Bon-Ton Stores, Inc. (L)	1,204	16,158
Tuesday Morning Corp. (I)	4,400	22,880

		1,875,561
Specialty Retail - 3.96%
A.C. Moore Arts & Crafts, Inc. (I)	3,277	7,603
Americas Car-Mart, Inc. (I)	1,101	27,932
Asbury Automotive Group, Inc. (I)	3,500	55,090
AutoNation, Inc. (I)(L)	15,900	415,467
Barnes & Noble, Inc. (L)	9,129	127,989
Bebe Stores, Inc.	16,985	109,383
Books-A-Million, Inc.	2,241	14,275

193

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Borders Group, Inc. (I)	2,722	$2,913
Brown Shoe Company, Inc.	6,762	96,156
Build-A-Bear Workshop, Inc. (I)	4,200	26,040
Cabela’s, Inc. (I)(L)	8,792	195,622
Cache, Inc. (I)	2,290	9,733
Casual Male Retail Group, Inc. (I)	5,983	28,718
Charming Shoppes, Inc. (I)	17,375	66,112
Christopher & Banks Corp.	8,227	43,850
Collective Brands, Inc. (I)(L)	4,400	74,316
Conn’s, Inc. (I)(L)	7,676	24,563
Cost Plus, Inc. (I)	2,370	18,273
Destination Maternity Corp. (I)	200	7,656
Foot Locker, Inc.	16,400	309,468
GameStop Corp., Class A (I)	4,200	83,664
Genesco, Inc. (I)	30,880	1,187,645
Golfsmith International Holdings, Inc. (I)	700	2,058
Group 1 Automotive, Inc. (L)	3,100	120,063
Haverty Furniture Companies, Inc.	3,900	46,839
Hot Topic, Inc.	9,900	60,687
J. Crew Group, Inc. (I)(L)	6,155	269,097
Jo-Ann Stores, Inc. (I)	2,944	142,607
Lithia Motors, Inc., Class A	5,348	69,310
MarineMax, Inc. (I)	4,438	33,862
New York & Company, Inc. (I)	3,700	12,765
Pacific Sunwear of California, Inc. (I)	8,500	53,465
Penske Automotive Group, Inc. (I)(L)	62,423	941,963
Pep Boys - Manny, Moe & Jack	9,800	121,422
Rent-A-Center, Inc.	13,500	375,840
Shoe Carnival, Inc. (I)	3,144	87,215
Sonic Automotive, Inc.	6,465	80,037
Stage Stores, Inc.	9,100	137,683
Stein Mart, Inc.	4,750	47,025
Systemax, Inc. (I)	4,045	52,504
The Finish Line, Inc., Class A	59,724	1,066,073
The Men’s Wearhouse, Inc.	10,200	290,904
The Wet Seal, Inc., Class A (I)	17,600	57,552
West Marine, Inc. (I)	5,185	49,620

		7,051,059
Textiles, Apparel & Luxury Goods - 1.78%
Delta Apparel, Inc. (I)	330	4,109
G-III Apparel Group, Ltd. (I)	1,518	41,548
Hanesbrands, Inc. (I)	32,253	875,669
Heelys, Inc. (I)	1,265	4,162
Iconix Brand Group, Inc. (I)	14,828	276,987
K-Swiss, Inc., Class A (I)	2,617	32,765
Kenneth Cole Productions, Inc., Class A (I)	2,300	31,119
Lacrosse Footwear, Inc. (L)	1,274	19,645
Lakeland Industries, Inc. (I)	700	6,510
Lazare Kaplan International, Inc. (I)	200	300
Movado Group, Inc. (I)(L)	4,100	49,200
Perry Ellis International, Inc. (I)	2,600	70,746
Phillips-Van Heusen Corp.	19,553	1,326,476
Quiksilver, Inc. (I)	20,460	87,978
RG Barry Corp.	1,273	14,640
Rocky Brands, Inc. (I)	545	5,041
Skechers U.S.A., Inc., Class A (I)	1,756	40,546
Tandy Brands Accessories, Inc. (I)	100	284
The Jones Group, Inc.	4,200	56,868
The Timberland Company, Class A (I)	6,496	160,971
Unifi, Inc. (I)	4,466	63,507

		3,169,071

		30,664,219

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 3.54%
Beverages - 0.19%
Central European Distribution Corp. (I)	5,941	$142,762
Coca-Cola Bottling Company Consolidated	570	33,345
Constellation Brands, Inc., Class A (I)	4,700	96,867
Craft Brewers Alliance, Inc. (I)	2,766	18,228
Heckmann Corp. (I)	550	2,129
MGP Ingredients, Inc. (L)	3,926	35,766

		329,097
Food & Staples Retailing - 0.34%
Ingles Markets, Inc.	3,101	57,834
Nash Finch Company	2,395	88,495
Spartan Stores, Inc.	5,492	89,849
SUPERVALU, Inc.	1,500	13,560
Susser Holdings Corp. (I)	3,821	51,354
The Andersons, Inc.	2,861	92,468
The Pantry, Inc. (I)	3,683	75,649
Weis Markets, Inc.	1,721	66,327
Winn-Dixie Stores, Inc. (I)(L)	11,287	68,625

		604,161
Food Products - 2.65%
Alico, Inc.	490	11,344
B&G Foods, Inc.	6,392	81,690
Chiquita Brands International, Inc. (I)	5,723	63,983
Corn Products International, Inc.	23,753	1,024,229
Del Monte Foods Company	15,777	295,503
Dole Food Company, Inc. (I)(L)	2,292	21,705
Farmer Brothers Company	100	1,742
Flowers Foods, Inc. (L)	29,648	776,778
Fresh Del Monte Produce, Inc.	12,422	272,787
HQ Sustainable Maritime Industries, Inc. (I)	2,144	9,434
Imperial Sugar Company	2,440	33,574
Omega Protein Corp. (I)	4,810	33,574
Ralcorp Holdings, Inc. (I)	5,500	340,560
Seneca Foods Corp., Class A (I)	2,016	47,961
Smart Balance, Inc. (I)	911	3,334
Smithfield Foods, Inc. (I)	19,535	344,011
Tasty Baking Company	900	5,670
The Hain Celestial Group, Inc. (I)	9,339	247,577
TreeHouse Foods, Inc. (I)(L)	22,142	1,100,015

		4,715,471
Household Products - 0.08%
Central Garden & Pet Company (I)	3,500	32,410
Central Garden & Pet Company, Class A (I)	9,400	87,796
Oil-Dri Corp of America	1,255	28,125
Orchids Paper Products Company (I)	100	1,300
Spectrum Brands Holdings, Inc. (I)	37	1,000

		150,631
Personal Products - 0.16%
CCA Industries, Inc.	400	2,124
Elizabeth Arden, Inc. (I)	5,100	108,681
Inter Parfums, Inc.	249	4,547
Mannatech, Inc. (I)	838	1,609
Nutraceutical International Corp. (I)	2,456	36,521
Parlux Fragrances, Inc. (I)	1,900	5,187
Physicians Formula Holdings, Inc. (I)	100	349
Prestige Brands Holdings, Inc. (I)	10,997	129,435

		288,453
Tobacco - 0.12%
Alliance One International, Inc. (I)(L)	16,351	63,442

194

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp.	3,700	$151,367

		214,809

		6,302,622
Energy - 9.70%
Energy Equipment & Services - 5.29%
Allis-Chalmers Energy, Inc. (I)	11,700	75,114
Basic Energy Services, Inc. (I)	9,920	143,840
Bolt Technology Corp. (I)	959	12,525
Bristow Group, Inc. (I)	7,457	327,437
Bronco Drilling Company, Inc. (I)	7,054	33,083
Cal Dive International, Inc. (I)	6,280	33,598
Complete Production Services, Inc. (I)	64,027	1,821,568
Dawson Geophysical Company (I)	1,782	49,932
Dresser-Rand Group, Inc. (I)	23,157	878,345
Exterran Holdings, Inc. (I)	9,219	208,995
Geokinetics, Inc. (I)	1,068	9,185
Global Industries, Ltd. (I)	19,600	122,108
Gulf Islands Fabrication, Inc.	3,123	83,571
Gulfmark Offshore, Inc., Class A (I)	5,420	158,914
Helix Energy Solutions Group, Inc. (I)	22,253	312,210
Helmerich & Payne, Inc.	1,700	77,112
Hercules Offshore, Inc. (I)(L)	4,600	11,753
Hornbeck Offshore Services, Inc. (I)	5,800	127,890
Key Energy Services, Inc. (I)	18,999	195,690
Matrix Service Company (I)	5,600	55,608
Mitcham Industries, Inc. (I)	2,200	20,900
Natural Gas Services Group, Inc. (I)	3,136	51,587
Newpark Resources, Inc. (I)	14,056	80,400
Oceaneering International, Inc. (I)	13,625	941,488
Oil States International, Inc. (I)	8,316	493,388
Parker Drilling Company (I)	5,230	20,920
Patterson-UTI Energy, Inc.	53,844	1,062,881
PHI, Inc. (I)	2,500	42,250
Pioneer Drilling Company (I)	13,710	93,914
Rowan Companies, Inc. (I)	11,000	331,650
SEACOR Holdings, Inc.	5,000	545,000
Superior Energy Services, Inc. (I)	1,700	56,763
T-3 Energy Services, Inc. (I)	2,994	106,437
TetraTechnologies, Inc. (I)	7,049	77,539
TGC Industries, Inc. (I)	1,954	6,272
Tidewater, Inc.	6,200	304,358
Trico Marine Services, Inc. (I)	3,000	420
Union Drilling, Inc. (I)	3,895	24,577
Unit Corp. (I)	10,500	419,685
Willbros Group, Inc. (I)	1,400	10,122

		9,429,029
Oil, Gas & Consumable Fuels - 4.41%
Alon USA Energy, Inc. (L)	7,455	41,301
Approach Resources, Inc. (I)	4,993	91,222
Atlas Energy, Inc. (I)	3,966	170,340
ATP Oil & Gas Corp. (I)	885	13,027
Berry Petroleum Company, Class A	7,500	285,825
Bill Barrett Corp. (I)	5,456	209,783
Biofuel Energy Corp. (I)(L)	1,368	2,271
Clayton Williams Energy, Inc. (I)	1,200	90,192
Comstock Resources, Inc. (I)	24,363	596,894
Crosstex Energy, Inc. (L)	10,600	98,050
CVR Energy, Inc. (I)	13,091	157,485
Delek US Holdings, Inc.	9,762	69,505
DHT Holdings, Inc. (L)	11,031	48,426
Double Eagle Petroleum &
Mining Company (I)	600	3,114
Energy Partners, Ltd. (I)	8,030	97,243

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp. (I)	28,091	$961,274
Frontier Oil Corp.	60,338	937,049
General Maritime Corp. (L)	8,231	31,442
Georesources, Inc. (I)	2,359	46,991
Green Plains Renewable Energy, Inc. (I)	816	8,960
Harvest Natural Resources, Inc. (I)	7,631	97,753
HKN, Inc. (I)	200	744
International Coal Group, Inc. (I)	31,300	238,193
James River Coal Company (I)(L)	33,198	660,640
Overseas Shipholding Group, Inc. (L)	4,418	154,497
Patriot Coal Corp. (I)(L)	3,300	53,394
Penn Virginia Corp.	36,291	575,575
Petroleum Development Corp. (I)	4,460	158,865
Petroquest Energy, Inc. (I)	6,000	41,580
Plains Exploration & Production Company (I)	5,221	149,634
Rex Energy Corp. (I)	4,079	48,336
SandRidge Energy, Inc. (I)(L)	85,305	440,174
Sunoco, Inc.	2,500	100,350
Swift Energy Company (I)	4,796	175,006
Teekay Corp. (L)	8,700	277,443
Tesoro Corp.	21,000	342,720
USEC, Inc. (I)(L)	23,391	139,176
Warren Resources, Inc. (I)	7,110	31,497
Western Refining, Inc. (I)(L)	21,251	207,197

		7,853,168

		17,282,197
Financials - 19.34%
Capital Markets - 1.98%
Affiliated Managers Group, Inc. (I)	8,522	744,908
American Capital, Ltd. (I)	20,754	149,221
Calamos Asset Management, Inc.	700	8,351
Capital Southwest Corp.	697	69,881
Cowen Group, Inc., Class A (I)	727	2,966
E*TRADE Financial Corp. (I)	13,500	199,125
FirstCity Financial Corp. (I)	400	3,036
GFI Group, Inc.	7,507	34,832
Harris & Harris Group, Inc. (I)(L)	7,423	32,513
International Assets Holding Corp. (I)	1,673	38,195
Investment Technology Group, Inc. (I)	7,631	112,176
JMP Group, Inc.	3,000	20,970
KBW, Inc. (L)	30,909	717,707
Knight Capital Group, Inc., Class A (I)	1,243	16,333
LaBranche & Company, Inc. (I)	9,046	27,319
MCG Capital Corp.	17,445	121,941
Medallion Financial Corp.	2,850	24,168
MF Global Holdings, Ltd. (I)	26,200	205,670
Oppenheimer Holdings, Inc., Class A	694	16,371
Penson Worldwide, Inc. (I)(L)	4,893	23,829
Piper Jaffray Companies, Inc. (I)	300	8,991
Safeguard Scientifics, Inc. (I)	4,031	59,336
Sanders Morris Harris Group, Inc.	3,651	24,827
SEI Investments Company	37,206	840,111
SWS Group, Inc.	4,200	21,840
TradeStation Group, Inc. (I)	823	5,234

		3,529,851
Commercial Banks - 7.15%
1st Source Corp.	3,764	70,274
1st United Bancorp, Inc. (I)	1,200	6,984
American National Bankshares, Inc.	48	1,072
Ameris Bancorp (L)	2,190	21,112
Associated Banc Corp.	72,807	931,566
BancFirst Corp.	14,850	602,613
Bancorp Rhode Island, Inc.	221	6,590

195

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bancorp, Inc. (I)	5,697	$48,994
BancTrust Financial Group, Inc. (I)(L)	2,912	7,309
Bank of Florida Corp. (I)	2,087	63
Banner Corp.	2,606	4,144
Boston Private Financial Holdings, Inc.	13,212	70,948
Cadence Financial Corp. (I)	768	1,889
Cape Bancorp, Inc. (I)	443	3,686
Capital City Bank Group, Inc. (L)	2,547	32,220
CapitalSource, Inc.	13,100	84,626
Capitol Bancorp, Ltd. (I)(L)	1,108	820
Cardinal Financial Corp.	4,974	51,531
Cascade Financial Corp. (I)(L)	800	360
Cathay General Bancorp	16,481	222,658
Center Bancorp, Inc.	785	6,162
Center Financial Corp. (I)	6,298	39,425
Centerstate Banks, Inc.	2,800	19,796
Central Jersey Bancorp (I)	710	5,318
Central Pacific Financial Corp. (I)(L)	1,855	2,634
Chemical Financial Corp.	2,400	50,208
City Holding Company (L)	1,197	38,388
City National Corp.	400	21,488
CoBiz Financial, Inc.	8,144	39,987
Columbia Banking System, Inc.	45,422	792,160
Commerce Bancshares, Inc.	18,979	712,661
Community Bank Systems, Inc. (L)	5,200	125,216
Community Trust Bancorp, Inc.	22,015	605,633
Crescent Financial Corp. (I)	510	1,148
CVB Financial Corp.	3,200	25,184
Danvers Bancorp, Inc.	1,684	25,681
East West Bancorp, Inc.	57,075	989,681
Encore Bancshares, Inc. (I)	1,486	14,072
Enterprise Financial Services Corp. (L)	3,305	32,951
Fidelity Southern Corp. (I)	750	5,123
Financial Institutions, Inc.	1,180	21,535
First Bancorp/Puerto Rico (I)	5,674	1,362
First Bancorp/Troy NC	3,981	57,685
First Busey Corp. (L)	5,925	25,774
First California Financial Group, Inc. (I)	2,100	5,040
First Commonwealth Financial Corp.	18,527	114,867
First Community Bancshares, Inc.	2,035	28,225
First Financial Bancorp	2,000	33,040
First Financial Corp./IN	1,041	31,376
First Horizon National Corp. (I)	19,195	183,696
First Merchants Corp.	5,149	42,685
First Midwest Bancorp, Inc.	11,464	107,418
First Security Group, Inc. (I)	1,566	971
First South Bancorp, Inc. (I)	777	5,773
FirstMerit Corp.	37,124	646,886
FNB Corp. (L)	23,435	205,525
FNB United Corp. (I)	1,184	355
Fulton Financial Corp.	14,960	129,404
Glacier Bancorp, Inc.	2,400	31,992
Great Southern Bancorp, Inc.	1,385	30,969
Greene County Bancshares, Inc. (I)(L)	3,216	8,555
Hampden Bancorp, Inc.	942	9,787
Hampton Roads Bankshares, Inc. (I)(L)	1,451	706
Hanmi Financial Corp. (I)	6,186	5,679
Heartland Financial USA, Inc.	1,787	28,717
Heritage Commerce Corp. (I)	1,454	5,380
Home Bancorp, Inc. (I)	1,452	19,776
Home Bancshares, Inc.	820	16,974
Huntington Bancshares, Inc.	10,700	62,435
Iberiabank Corp.	1,900	95,779
Independent Bank Corp. (L)	3,998	97,111
International Bancshares Corp. (L)	12,800	220,160

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Intervest Bancshares Corp. (I)	337	$738
Investors Bancorp, Inc. (I)	238	2,916
Lakeland Bancorp, Inc.	3,995	41,748
Lakeland Financial Corp.	1,505	31,470
Macatawa Bank Corp. (I)(L)	400	996
MainSource Financial Group, Inc.	4,678	42,850
Marshall & Ilsley Corp.	33,400	159,986
MB Financial, Inc.	11,931	169,778
MBT Financial Corp. (I)	1,037	1,628
Mercantile Bank Corp. (I)	431	2,948
Metro Bancorp, Inc. (I)	1,942	19,517
Midsouth Bancorp, Inc.	91	1,225
MidWestOne Financial Group, Inc.	305	4,407
Nara Bancorp, Inc. (I)	5,517	45,019
National Penn Bancshares, Inc.	22,952	154,008
NBT Bancorp, Inc.	1,063	23,599
NewBridge Bancorp. (I)	300	1,242
North Valley Bancorp (I)	215	280
Northrim BanCorp, Inc.	492	9,294
Old National Bancorp	5,001	51,560
Old Second Bancorp, Inc. (I)(L)	2,154	4,179
Oriental Financial Group, Inc.	3,385	39,266
Pacific Capital Bancorp (I)	77,794	17,115
Pacific Continental Corp.	1,881	16,252
Pacific Mercantile Bancorp (I)(L)	1,399	5,526
PacWest Bancorp (L)	1,100	18,700
Park National Corp.	500	33,780
Peoples Bancorp, Inc.	2,917	37,892
Pinnacle Financial Partners, Inc. (I)(L)	5,345	52,541
Popular, Inc. (I)	25,900	74,592
Porter Bancorp, Inc.	700	7,490
Preferred Bank/Los Angeles CA (I)	866	1,386
PrivateBancorp, Inc.	200	2,432
Renasant Corp. (L)	5,070	87,812
Republic Bancorp, Inc., Class A	34	697
S&T Bancorp, Inc. (L)	3,300	64,746
Sandy Spring Bancorp, Inc.	2,720	46,158
SCBT Financial Corp.	1,000	30,910
Seacoast Banking Corp. of Florida (I)	3,000	3,600
Shore Bancshares, Inc.	600	5,862
Sierra Bancorp	1,510	15,629
Simmons First National Corp., Class A	1,300	37,765
Southern Community Financial Corp. (I)	1,600	2,064
Southside Bancshares, Inc.	1,518	31,757
Southwest Bancorp, Inc. (I)	4,870	51,232
State Bancorp, Inc.	2,399	21,879
StellarOne Corp.	5,246	68,723
Sterling Bancorp	2,100	19,719
Sterling Bancshares, Inc.	18,924	112,314
Sun Bancorp, Inc. (I)	1,280	5,299
Superior Bancorp (I)(L)	817	335
Susquehanna Bancshares, Inc. (L)	23,025	185,351
SVB Financial Group (I)	4,800	215,664
Synovus Financial Corp.	51,541	104,628
Taylor Capital Group, Inc. (I)	2,668	33,163
Texas Capital Bancshares, Inc. (I)	6,887	130,027
TIB Financial Corp. (I)	2,507	627
Tower Bancorp., Inc.	693	15,981
TowneBank (L)	2,574	39,743
TriCo Bancshares	1,200	17,316
Trustmark Corp.	1,900	40,546
UMB Financial Corp.	1,200	44,760
Umpqua Holdings Corp.	13,990	148,154
Union First Market Bankshares Corp.	1,159	15,878
United Bankshares, Inc. (L)	4,500	117,945

196

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
United Community Banks, Inc. (I)(L)	13,213	$20,216
Univest Corp. of Pennsylvania	1,457	27,115
Virginia Commerce Bancorp, Inc. (I)	5,971	33,856
Washington Banking Company	1,415	18,098
Washington Trust Bancorp, Inc. (L)	2,492	52,307
Webster Financial Corp.	9,859	162,674
WesBanco, Inc.	6,267	109,234
West Bancorp, Inc.	1,300	9,451
West Coast Bancorp (I)	4,740	12,514
Western Alliance Bancorp (I)	13,721	84,659
Whitney Holding Corp.	12,607	118,380
Wilmington Trust Corp.	1,980	7,762
Wilshire Bancorp, Inc.	4,239	30,012
Wintrust Financial Corp.	6,669	191,067
Yadkin Valley Financial Corp. (I)	1,614	2,631
Zions Bancorporation (L)	54,693	1,063,779

		12,734,411
Consumer Finance - 0.26%
Cash America International, Inc. (L)	5,600	202,720
CompuCredit Holdings Corp. (I)	4,595	27,570
Nelnet, Inc., Class A	7,214	154,019
The First Marblehead Corp. (I)(L)	17,177	35,041
The Student Loan Corp.	1,358	40,713
United Panam Financial Corp. (I)	100	525

		460,588
Diversified Financial Services - 0.45%
Asset Acceptance Capital Corp. (I)	2,909	17,105
Asta Funding, Inc.	2,466	17,632
Encore Capital Group, Inc. (I)	2,756	51,234
Interactive Brokers Group, Inc., Class A	7,700	141,218
Marlin Business Services Corp. (I)	2,737	29,012
MicroFinancial, Inc.	400	1,636
NewStar Financial, Inc. (I)	8,451	71,326
PHH Corp. (I)	9,859	209,307
PICO Holdings, Inc. (I)	1,400	39,970
Primus Guaranty, Ltd. (I)	379	1,827
Resource America, Inc.	1,800	10,836
The NASDAQ OMX Group, Inc. (I)	9,640	206,874

		797,977
Insurance - 6.63%
21st Century Holding Company	1,233	3,995
Affirmative Insurance Holdings, Inc. (I)	1,153	3,517
Alleghany Corp. (I)	506	152,433
Allied World Assurance
Company Holdings, Ltd.	7,100	417,054
Alterra Capital Holdings, Ltd.	4,822	98,079
American Equity Investment Life
Holding Company	13,300	146,034
American Financial Group, Inc.	15,574	479,212
American National Insurance Company	208	16,540
American Safety Insurance Holdings, Ltd. (I)	2,500	49,325
AMERISAFE, Inc. (I)	2,500	46,225
Amtrust Financial Services, Inc.	1,800	28,818
Arch Capital Group, Ltd. (I)(L)	581	52,464
Argo Group International Holdings, Ltd.	7,062	260,447
Arthur J. Gallagher & Company	27,138	762,035
Aspen Insurance Holdings, Ltd.	7,600	219,640
Assurant, Inc.	4,200	148,134
Assured Guaranty, Ltd.	8,500	144,585
Axis Capital Holdings, Ltd.	10,224	361,316
Citizens, Inc., Class A (I)(L)	3,000	21,000
CNA Surety Corp. (I)	7,732	181,702
CNO Financial Group, Inc. (I)	31,915	186,703

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Delphi Financial Group, Inc., Class A	9,800	$251,664
Donegal Group, Inc.	2,470	36,729
Eastern Insurance Holdings, Inc.	2,200	24,420
EMC Insurance Group, Inc.	570	12,700
Employers Holdings, Inc.	1,300	20,995
Endurance Specialty Holdings, Ltd.	7,600	335,236
Enstar Group, Ltd. (I)	371	30,793
FBL Financial Group, Inc., Class A	6,307	168,523
First Acceptance Corp. (I)	4,470	8,404
First American Financial Corp.	3,500	49,595
First Mercury Financial Corp.	3,886	63,653
Flagstone Reinsurance Holdings SA	13,753	157,472
FPIC Insurance Group, Inc. (I)	18,482	683,464
Global Indemnity PLC (I)	2,203	42,254
Greenlight Capital Re, Ltd., Class A (I)	2,200	61,556
Hallmark Financial Services, Inc. (I)	5,371	47,157
Hanover Insurance Group, Inc.	16,489	746,622
Harleysville Group, Inc.	2,099	74,703
HCC Insurance Holdings, Inc.	14,800	415,584
Hilltop Holdings, Inc. (I)	10,029	98,685
Horace Mann Educators Corp.	8,400	137,172
Independence Holding Company	2,560	19,814
Maiden Holdings, Ltd.	9,259	69,720
MBIA, Inc. (I)(L)	32,626	325,934
Meadowbrook Insurance Group, Inc.	6,998	66,201
Mercer Insurance Group, Inc.	100	1,877
Montpelier Re Holdings, Ltd.	12,327	242,595
National Financial Partners Corp. (I)	6,530	76,793
National Interstate Corp.	809	16,706
Old Republic International Corp.	24,854	314,652
OneBeacon Insurance Group, Ltd.	3,729	54,555
Platinum Underwriters Holdings, Ltd.	2,500	108,075
ProAssurance Corp. (I)	800	47,384
Protective Life Corp.	11,042	259,708
Reinsurance Group of America, Inc.	9,191	458,907
RenaissanceRe Holdings, Ltd.	1,400	84,392
RLI Corp.	700	40,586
Safety Insurance Group, Inc.	7,526	352,292
SeaBright Holdings, Inc.	3,399	29,877
StanCorp Financial Group, Inc.	4,763	198,141
State Auto Financial Corp.	4,942	77,787
Stewart Information Services Corp.	2,844	30,260
The Navigators Group, Inc. (I)	3,100	153,419
The Phoenix Companies, Inc. (I)	21,530	49,304
Tower Group, Inc.	8,796	226,233
Transatlantic Holdings, Inc.	6,644	336,186
United Fire & Casualty Company	847	17,567
Unitrin, Inc.	11,870	280,844
Universal Insurance Holdings, Inc.	1,687	8,216
Validus Holdings, Ltd.	5,148	150,373
White Mountains Insurance Group, Ltd.	1,470	466,725

		11,811,762
Real Estate Investment Trusts - 1.69%
Alexandria Real Estate Equities, Inc. (L)	9,838	656,687
Digital Realty Trust, Inc. (L)	14,600	766,792
LaSalle Hotel Properties	41,420	985,796
Sabra Healthcare REIT, Inc.	2,289	39,027
Senior Housing Properties Trust	25,131	561,175

		3,009,477
Real Estate Management & Development - 0.10%
Avatar Holdings, Inc. (I)	2,710	53,143
Forest City Enterprises, Inc., Class A (I)(L)	6,938	106,498
Thomas Properties Group, Inc. (I)	4,895	21,000

197

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
ZipRealty, Inc. (I)	1,500	$3,720

		184,361
Thrifts & Mortgage Finance - 1.08%
Abington Bancorp, Inc.	5,011	60,132
Astoria Financial Corp. (L)	8,163	98,283
Atlantic Coast Federal Corp. (I)	901	1,766
Bank Mutual Corp.	7,714	35,330
BankAtlantic Bancorp, Inc. (I)(L)	11,198	7,839
BankFinancial Corp.	5,021	46,846
Beneficial Mutual Bancorp, Inc. (I)	2,325	18,065
Berkshire Hill Bancorp, Inc.	3,391	68,057
BofI Holding, Inc. (I)(L)	1,889	25,464
Brookline Bancorp, Inc.	2,000	19,660
Clifton Savings Bancorp, Inc.	702	6,641
Dime Community Bancshares	2,740	37,401
Doral Financial Corp.	7,640	10,772
ESSA Bancorp, Inc. (I)	2,503	32,914
Federal Agricultural Mortgage Corp., Class C	1,987	27,739
First Defiance Financial Corp.	560	6,625
First Financial Holdings, Inc.	3,700	40,663
First Financial Northwest, Inc.	2,932	9,529
First Niagara Financial Group, Inc.	5,200	64,402
Flushing Financial Corp.	6,985	93,599
Home Federal Bancorp, Inc.	3,822	44,068
Kaiser Federal Financial Group, Inc.	56	541
Kearny Financial Corp.	378	3,247
Legacy Bancorp, Inc.	689	5,443
Louisiana Bancorp, Inc. (I)	100	1,420
Meridian Interstate Bancorp, Inc. (I)	1,683	18,429
MGIC Investment Corp. (I)	6,497	55,354
New England Bancshares, Inc.	100	892
NewAlliance Bancshares, Inc.	15,498	206,743
Northwest Bancshares, Inc.	10,407	106,776
OceanFirst Financial Corp.	1,700	20,519
Ocwen Financial Corp. (I)	6,390	56,232
Provident Financial Holdings, Inc.	505	3,384
Provident Financial Services, Inc. (L)	12,662	174,482
Provident New York Bancorp	2,300	21,551
Radian Group, Inc. (L)	23,661	167,756
Roma Financial Corp.	100	964
Rome Bancorp, Inc.	600	6,780
Territorial Bancorp, Inc.	952	17,536
The PMI Group, Inc. (I)(L)	15,158	47,293
TierOne Corp. (I)	1,301	5
Tree.com, Inc. (I)	1,600	12,144
United Financial Bancorp, Inc.	3,837	56,903
United Western Bancorp, Inc. (I)	928	261
Washington Federal, Inc.	8,700	128,412
Waterstone Financial, Inc. (I)	718	2,621
Westfield Financial, Inc.	6,234	51,243

		1,922,726

		34,451,153
Health Care - 8.60%
Biotechnology - 0.23%
Celera Corp. (I)	16,788	95,188
Enzon Pharmaceuticals, Inc. (I)	8,100	90,072
Infinity Pharmaceuticals, Inc. (I)	2,861	17,996
Martek Biosciences Corp. (I)(L)	6,927	152,394
Maxygen, Inc.	6,500	42,055
Progenics Pharmaceuticals, Inc. (I)	642	3,050
Repligen Corp. (I)	1,800	6,696

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Transcept Pharmaceuticals, Inc. (I)	736	$4,740

		412,191
Health Care Equipment & Supplies - 2.17%
Alere, Inc. (I)	7,254	231,475
Alphatec Holdings, Inc. (I)	1,800	4,050
Analogic Corp.	1,500	69,705
AngioDynamics, Inc. (I)	4,462	62,334
Anika Therapeutics, Inc. (I)	900	5,499
Cardiac Science Corp. (I)	635	1,467
CryoLife, Inc. (I)	1,033	5,826
Cutera, Inc. (I)	3,120	21,871
Cynosure, Inc. (I)	2,183	20,695
Digirad Corp. (I)	3,687	7,927
Exactech, Inc. (I)	1,000	17,820
Greatbatch, Inc. (I)	5,045	110,536
Hologic, Inc. (I)	28,700	470,680
Invacare Corp. (L)	5,104	137,757
LeMaitre Vascular, Inc. (I)	300	2,004
Medical Action Industries, Inc. (I)	1,100	8,756
Merit Medical Systems, Inc. (I)	2,000	30,480
Natus Medical, Inc. (I)	2,800	36,008
Palomar Medical Technologies, Inc. (I)	1,400	17,430
RTI Biologics, Inc. (I)	10,804	29,279
Solta Medical, Inc. (I)	2,011	4,082
Symmetry Medical, Inc. (I)	8,226	67,206
Teleflex, Inc.	20,647	1,031,111
The Cooper Companies, Inc. (L)	25,422	1,360,077
TomoTherapy, Inc. (I)	7,455	26,093
Wright Medical Group, Inc. (I)	5,200	68,588
Young Innovations, Inc.	600	18,132

		3,866,888
Health Care Providers & Services - 3.59%
Air Methods Corp. (I)	2,857	140,650
Allied Healthcare International, Inc. (I)	9,132	26,483
American Dental Partners, Inc. (I)	3,640	44,954
AMN Healthcare Services, Inc. (I)	2,215	12,404
AmSurg Corp. (I)	4,576	84,107
Animal Health International, Inc. (I)	200	500
Assisted Living Concepts, Inc. (I)	2,580	77,968
Brookdale Senior Living, Inc. (I)	7,591	145,140
Capital Senior Living Corp. (I)	6,728	42,656
CardioNet, Inc. (I)	4,900	19,796
Centene Corp. (I)	2,721	63,263
Community Health Systems, Inc. (I)(L)	6,700	213,462
Coventry Health Care, Inc. (I)	5,767	146,020
Cross Country Healthcare, Inc. (I)	3,485	26,765
Dynacq Healthcare, Inc. (I)	941	1,788
Emdeon, Inc., Class A (I)	22,835	284,752
Five Star Quality Care, Inc. (I)	7,281	46,744
Gentiva Health Services, Inc. (I)	30,804	707,876
Hanger Orthopedic Group, Inc. (I)	44,702	857,384
Health Net, Inc. (I)	13,712	370,224
Healthspring, Inc. (I)	7,140	191,566
Healthways, Inc. (I)	5,068	48,906
Integramed America, Inc. (I)	400	3,420
LCA-Vision, Inc. (I)	1,131	5,859
LifePoint Hospitals, Inc. (I)	3,742	135,535
Magellan Health Services, Inc. (I)	4,500	219,150
MedCath Corp. (I)	4,600	58,052
Molina Healthcare, Inc. (I)	3,816	96,888
National Healthcare Corp.	917	39,724
Nighthawk Radiology Holdings, Inc. (I)	1,780	11,552
Novamed, Inc. (I)(L)	978	11,364

198

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Omnicare, Inc.	9,200	$212,152
Owens & Minor, Inc.	20,677	584,125
Prospect Medical Holdings, Inc. (I)	1,700	14,348
Skilled Healthcare Group, Inc. (I)	2,200	13,992
Sun Healthcare Group, Inc. (I)	2,289	22,432
Triple-S Management Corp., Class B (I)	4,238	81,412
Universal American Financial Corp.	16,337	242,278
Universal Health Services, Inc., Class B	25,988	1,068,627
WellCare Health Plans, Inc. (I)	600	16,890

		6,391,208
Health Care Technology - 0.39%
HealthStream, Inc. (I)	26	160
Omnicell, Inc. (I)	48,949	655,917
Vital Images, Inc. (I)	3,100	41,602

		697,679
Life Sciences Tools & Services - 0.64%
BioClinica, Inc. (I)	1,600	6,560
Cambrex Corp. (I)	4,093	17,477
Dionex Corp. (I)	9,915	903,951
Enzo Biochem, Inc. (I)	2,322	10,217
eResearch Technology, Inc. (I)	25,678	144,054
Harvard Bioscience, Inc. (I)	5,930	23,246
Kendle International, Inc. (I)	2,783	25,075
Medtox Scientific, Inc.	1,823	21,147

		1,151,727
Pharmaceuticals - 1.58%
BMP Sunstone Corp. (I)	4,600	45,448
Caraco Pharmaceutical Laboratories, Ltd. (I)	2,200	10,472
K-V Pharmaceutical Company, Class A (I)(L)	9,379	22,510
King Pharmaceuticals, Inc. (I)	4,800	67,920
Lannett Company, Inc. (I)	1,100	6,083
Matrixx Initiatives, Inc. (I)	2,435	12,613
Par Pharmaceutical Companies, Inc. (I)	2,620	94,137
Sucampo Pharmaceuticals, Inc. (I)	1,800	6,210
SuperGen, Inc. (I)	2,200	5,830
The Medicines Company (I)	2,800	36,904
Valeant Pharmaceuticals International, Inc. (L)	31,201	807,170
Viropharma, Inc. (I)	80,140	1,238,163
Vivus, Inc. (I)(L)	70,366	457,379

		2,810,839

		15,330,532
Industrials - 17.75%
Aerospace & Defense - 1.85%
AAR Corp. (I)(L)	40,001	982,425
Aerovironment, Inc. (I)(L)	16,594	409,872
Applied Signal Technology, Inc.	700	23,002
Ceradyne, Inc. (I)	5,778	152,655
CPI Aerostructures, Inc. (I)	1,142	15,428
Curtiss-Wright Corp.	22,601	702,213
Ducommun, Inc.	2,656	59,441
Esterline Technologies Corp. (I)	6,602	388,726
Innovative Solutions & Support, Inc. (I)	975	5,392
Kratos Defense & Security Solutions, Inc. (I)	2,100	22,197
Ladish Company, Inc. (I)	2,600	122,044
LMI Aerospace, Inc. (I)	2,716	44,189
Moog, Inc., Class A (I)	2,075	76,485
SIFCO Industries, Inc.	400	6,200
Sparton Corp. (I)	2,225	18,089
Sypris Solutions, Inc. (I)	500	1,705
Triumph Group, Inc.	3,146	264,673

		3,294,736

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 0.80%
Air Transport Services Group, Inc. (I)	15,688	$115,777
Atlas Air Worldwide Holdings, Inc. (I)	4,477	244,265
Dynamex, Inc. (I)	974	23,522
Pacer International, Inc. (I)	2,183	12,203
Park-Ohio Holdings Corp. (I)	659	12,752
UTi Worldwide, Inc.	52,753	1,015,480

		1,423,999
Airlines - 0.40%
AirTran Holdings, Inc. (I)	500	3,720
Alaska Air Group, Inc. (I)	1,100	60,500
Hawaiian Holdings, Inc. (I)	2,300	18,170
JetBlue Airways Corp. (I)(L)	14,897	101,151
Pinnacle Airlines Corp. (I)	3,302	26,845
Republic Airways Holdings, Inc. (I)(L)	387	3,003
Skywest, Inc.	10,160	164,490
United Continental Holdings, Inc. (I)(L)	12,167	336,783

		714,662
Building Products - 0.75%
American Woodmark Corp.	1,000	20,810
Ameron International Corp.	2,100	148,680
Apogee Enterprises, Inc.	4,581	51,536
Armstrong World Industries, Inc.	1,500	72,705
Gibraltar Industries, Inc. (I)	3,701	37,639
Griffon Corp. (I)	12,823	155,415
Insteel Industries, Inc.	3,727	38,649
Owens Corning, Inc. (I)	9,932	261,311
PGT, Inc. (I)	5,533	12,173
Quanex Building Products Corp.	700	11,578
Simpson Manufacturing Company, Inc.	7,000	181,090
Universal Forest Products, Inc.	4,434	144,903
US Home Systems, Inc. (I)	400	1,500
USG Corp. (I)(L)	15,000	190,350

		1,328,339
Commercial Services & Supplies - 2.27%
ABM Industries, Inc.	47,823	1,101,364
American Reprographics Company (I)	6,377	44,830
AMREP Corp. (I)	100	1,206
Casella Waste Systems, Inc., Class A (I)	4,792	21,852
CECO Environmental Corp. (I)	1,341	7,349
Consolidated Graphics, Inc. (I)	2,600	123,656
Courier Corp.	1,247	17,720
Covanta Holding Corp.	7,852	123,433
EnergySolutions, Inc.	2,176	10,880
Ennis, Inc.	5,769	98,477
Fuel Tech, Inc. (I)	2,200	16,082
G&K Services, Inc., Class A	500	13,870
Innerworkings, Inc. (I)	3,233	19,948
Intersections, Inc.	2,600	27,040
Kimball International, Inc., Class B	3,313	19,414
M&F Worldwide Corp. (I)	302	7,112
McGrath Rentcorp	2,176	60,754
Mobile Mini, Inc. (I)(L)	8,178	147,776
Multi-Color Corp.	587	11,476
Schawk, Inc., Class A	3,135	56,242
Steelcase, Inc., Class A	10,496	100,552
Sykes Enterprises, Inc. (I)	375	6,900
Team, Inc. (I)	43,753	890,811
Unifirst Corp.	1,724	88,389
United Stationers, Inc. (I)	2,142	135,953
Versar, Inc. (I)	353	1,154
Viad Corp.	4,717	112,029
Virco Manufacturing Corp.	700	1,827

199

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc.	29,878	$776,828

		4,044,924
Construction & Engineering - 0.43%
Dycom Industries, Inc. (I)	9,199	121,611
EMCOR Group, Inc. (I)	6,300	168,840
Great Lakes Dredge & Dock Corp.	13,574	104,248
Integrated Electrical Services, Inc. (I)	427	1,345
Layne Christensen Company (I)	3,684	121,461
Michael Baker Corp. (I)	600	19,254
MYR Group, Inc. (I)	1,600	25,232
Northwest Pipe Company (I)	1,513	33,573
Pike Electric Corp. (I)	6,752	48,142
Tutor Perini Corp. (L)	6,536	124,511

		768,217
Electrical Equipment - 2.73%
Baldor Electric Company (L)	29,647	1,876,952
Belden, Inc.	31,377	1,044,227
Brady Corp., Class A	1,812	56,045
Encore Wire Corp. (L)	5,500	125,290
EnerSys, Inc. (I)	7,300	220,387
Franklin Electric Company, Inc.	711	27,665
General Cable Corp. (I)	6,249	204,905
GrafTech International, Ltd. (I)	56,789	1,113,064
Hoku Corp. (I)	435	1,105
LaBarge, Inc. (I)	1,000	14,170
LSI Industries, Inc.	2,092	18,472
Ocean Power Technologies, Inc. (I)(L)	1,700	9,673
Orion Energy Systems, Inc. (I)	1,153	3,678
Polypore International, Inc. (I)	2,088	66,357
Powell Industries, Inc. (I)	960	33,773
PowerSecure International, Inc. (I)	1,924	16,585
SL Industries, Inc. (I)	300	4,875
Ultralife Corp. (I)	4,105	25,697

		4,862,920
Industrial Conglomerates - 0.05%
Standex International Corp.	2,850	85,215
Machinery - 4.76%
Actuant Corp., Class A	1,600	37,808
Alamo Group, Inc.	2,992	76,625
Albany International Corp., Class A	3,813	80,454
American Railcar Industries, Inc. (I)	4,946	74,239
Ampco-Pittsburgh Corp.	1,836	48,360
Astec Industries, Inc. (I)	500	14,975
Barnes Group, Inc.	9,481	180,992
Briggs & Stratton Corp.	8,705	151,554
Cascade Corp.	2,291	83,667
Chart Industries, Inc. (I)	6,240	197,371
CIRCOR International, Inc.	432	17,064
Columbus McKinnon Corp. (I)	4,431	72,713
EnPro Industries, Inc. (I)	2,900	106,285
Federal Signal Corp.	14,880	95,381
FreightCar America, Inc.	2,800	69,552
Gardner Denver, Inc. (I)	17,272	1,130,452
Gencor Industries, Inc. (I)	604	4,270
Greenbrier Companies, Inc. (I)	4,947	92,806
Hardinge, Inc.	2,000	16,530
Hurco Companies, Inc. (I)	1,523	29,333
IDEX Corp.	24,465	916,704
Kaydon Corp.	3,024	105,780
Key Technology, Inc. (I)	105	1,751
L.B. Foster Company (I)	153	5,308
Lydall, Inc. (I)	1,800	13,014

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Met-Pro Corp.	3,315	$36,564
MFRI, Inc. (I)	100	800
Miller Industries, Inc.	3,291	46,140
Mueller Industries, Inc.	6,581	200,655
Mueller Water Products, Inc.	20,625	72,600
NACCO Industries, Inc., Class A	1,100	101,871
NN, Inc. (I)	3,985	39,850
Portec Rail Products, Inc. (I)	1,454	16,866
Robbins & Myers, Inc. (L)	4,900	151,949
Sauer-Danfoss, Inc. (I)	3,707	112,656
Terex Corp. (I)	4,900	118,972
The Eastern Company	100	1,830
Timken Company	13,200	574,992
Titan International, Inc. (L)	93,768	1,498,413
Trinity Industries, Inc. (L)	40,984	938,534
Twin Disc, Inc.	2,523	61,561
Valmont Industries, Inc.	9,221	745,610
Watts Water Technologies, Inc., Class A	4,496	146,345

		8,489,196
Marine - 0.27%
Alexander & Baldwin, Inc.	7,217	253,245
American Commercial Lines, Inc. (I)	416	13,728
Eagle Bulk Shipping, Inc. (I)(L)	14,465	72,325
Excel Maritime Carriers, Ltd. (I)(L)	12,631	70,102
Genco Shipping & Trading, Ltd. (I)	2,300	33,764
Horizon Lines, Inc.	7,765	28,342
International Shipholding Corp.	569	15,044

		486,550
Professional Services - 0.39%
Barrett Business Services, Inc.	1,353	20,065
CBIZ, Inc. (I)	2,820	16,976
CDI Corp.	4,798	82,286
CRA International, Inc. (I)	1,339	29,592
Franklin Covey Company (I)	3,206	25,744
GP Strategies Corp. (I)	2,590	23,880
Heidrick & Struggles International, Inc.	1,007	20,915
Hudson Highland Group, Inc. (I)	3,400	13,872
Huron Consulting Group, Inc. (I)	878	19,939
ICF International, Inc. (I)	1,637	39,190
Kelly Services, Inc., Class A (I)	6,524	116,617
Korn/Ferry International (I)	3,249	56,273
LECG Corp. (I)	3,950	3,721
National Technical Systems, Inc.	1,900	15,048
On Assignment, Inc. (I)	6,512	44,737
RCM Technologies, Inc. (I)	100	481
School Specialty, Inc. (I)	2,200	27,786
The Dolan Company (I)	7,694	105,408
Volt Information Sciences, Inc. (I)	4,968	33,186

		695,716
Road & Rail - 1.56%
AMERCO, Inc. (I)	3,260	316,024
Arkansas Best Corp.	2,487	61,267
Avis Budget Group, Inc. (I)(L)	9,200	122,268
Celadon Group, Inc. (I)	1,601	21,565
Covenant Transport, Inc. (I)	842	7,157
Dollar Thrifty Automotive Group, Inc. (I)	300	13,776
Landstar System, Inc.	18,116	651,270
Marten Transport, Ltd.	4,720	101,480
Old Dominion Freight Lines, Inc. (I)(L)	34,534	997,342
P.A.M. Transportation Services, Inc. (I)	2,122	22,981
Ryder Systems, Inc.	8,700	375,057
Saia, Inc. (I)	3,700	55,759
Universal Truckload Services, Inc. (I)	533	7,995

200

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
USA Truck, Inc. (I)	2,424	$32,118

		2,786,059
Trading Companies & Distributors - 1.49%
Aceto Corp.	4,911	36,783
Aircastle, Ltd.	11,800	113,044
Applied Industrial Technologies, Inc.	5,900	176,292
Beacon Roofing Supply, Inc. (I)	50,795	873,166
CAI International, Inc. (I)	4,100	83,845
GATX Corp.	10,584	351,071
H&E Equipment Services, Inc. (I)	5,736	57,073
Interline Brands, Inc. (I)	6,430	132,458
Kaman Corp., Class A	437	12,310
Lawson Products, Inc.	2,029	40,803
Rush Enterprises, Inc., Class B (I)	7,753	135,833
TAL International Group, Inc.	4,902	138,874
Titan Machinery, Inc. (I)	3,197	67,025
United Rentals, Inc. (I)(L)	10,100	198,162
WESCO International, Inc. (I)	4,994	238,314

		2,655,053

		31,635,586
Information Technology - 15.13%
Communications Equipment - 1.83%
Anaren, Inc. (I)	1,390	25,312
Arris Group, Inc. (I)	11,525	115,365
Aviat Networks, Inc. (I)	7,996	33,103
Aware, Inc. (I)	3,300	9,207
Bel Fuse, Inc., Class B	2,340	52,533
BigBand Networks, Inc. (I)	4,600	13,708
Black Box Corp.	3,723	133,395
CommScope, Inc. (I)	7,100	224,431
Communications Systems, Inc.	692	9,757
Digi International, Inc. (I)	2,751	26,410
EchoStar Corp., Class A (I)	3,771	76,061
EMS Technologies, Inc. (I)	3,696	68,709
Emulex Corp. (I)	12,377	140,108
Extreme Networks, Inc. (I)	3,605	10,563
Globecomm Systems, Inc. (I)	5,154	43,551
Harmonic, Inc. (I)	665	4,495
JDS Uniphase Corp. (I)	90,029	1,068,644
KVH Industries, Inc. (I)	2,148	28,461
Loral Space & Communications, Inc. (I)	456	33,324
NETGEAR, Inc. (I)	754	23,962
Network Engines, Inc. (I)	185	285
Occam Networks, Inc. (I)	1,344	9,999
Oplink Communications, Inc. (I)	1,660	28,701
OpNext, Inc. (I)	5,400	7,398
Orbcomm, Inc. (I)	7,300	19,272
Performance Technologies, Inc. (I)	1,302	2,331
Relm Wireless Corp. (I)	877	1,430
Seachange International, Inc. (I)	4,594	36,936
Sycamore Networks, Inc.	6,541	196,361
Symmetricom, Inc. (I)	2,967	19,731
Tellabs, Inc.	107,413	677,776
Tollgrade Communications, Inc. (I)	1,621	13,876
UTStarcom, Inc. (I)(L)	22,600	48,364
Viasat, Inc. (I)	1,415	58,524
Westell Technologies, Inc., Class A (I)	2,150	6,386

		3,268,469
Computers & Peripherals - 0.30%
ActivIdentity Corp. (I)	3,580	11,635
Avid Technology, Inc. (I)	8,929	139,114
Concurrent Computer Corp. (I)	526	2,514

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Cray, Inc. (I)	2,687	$19,185
Datalink Corp. (I)	1,469	6,684
Electronics for Imaging, Inc. (I)	5,309	69,495
Hutchinson Technology, Inc. (I)	3,000	9,300
Hypercom Corp. (I)	2,100	15,540
Imation Corp. (I)	8,805	83,648
Interphase Corp. (I)	400	484
Intevac, Inc. (I)	3,491	46,430
KEY Tronic Corp. (I)	900	4,914
Novatel Wireless, Inc. (I)	4,100	40,221
Rimage Corp. (I)	2,000	30,600
Silicon Graphics International Corp. (I)(L)	6,613	50,854

		530,618
Electronic Equipment, Instruments & Components - 3.35%
Arrow Electronics, Inc. (I)	13,183	408,805
Avnet, Inc. (I)	3,200	98,080
AVX Corp.	6,385	91,369
Benchmark Electronics, Inc. (I)	4,167	66,964
Checkpoint Systems, Inc. (I)	6,338	113,704
Cognex Corp.	58	1,622
Coherent, Inc. (I)	3,429	141,652
CPI International, Inc. (I)	2,678	51,819
Daktronics, Inc.	3,800	51,224
Electro Rent Corp.	4,932	73,092
FARO Technologies, Inc. (I)	2,008	52,148
Gerber Scientific, Inc. (I)	5,739	41,550
ID Systems, Inc. (I)	651	1,732
Ingram Micro, Inc., Class A (I)	64,589	1,152,914
Insight Enterprises, Inc. (I)	4,514	56,922
IntriCon Corp. (I)	80	320
L-1 Identity Solutions, Inc. (I)	20,315	240,326
Measurement Specialties, Inc. (I)	2,180	55,764
Mercury Computer Systems, Inc. (I)	2,190	39,004
Methode Electronics, Inc.	4,959	50,631
Multi-Fineline Electronix, Inc. (I)	3,411	79,476
Newport Corp. (I)	1,100	15,983
NU Horizons Electronics Corp. (I)	1,500	10,440
OSI Systems, Inc. (I)	34,538	1,204,340
PAR Technology Corp. (I)	1,700	10,200
PC Connection, Inc. (I)	550	4,961
PC Mall, Inc. (I)	2,932	20,612
Perceptron, Inc. (I)	846	4,348
Planar Systems, Inc. (I)	1,500	3,225
RadiSys Corp. (I)	2,116	19,107
Richardson Electronics, Ltd.	1,662	17,800
Rofin-Sinar Technologies, Inc. (I)	17,132	491,860
Rogers Corp. (I)	3,200	105,568
Sanmina-SCI Corp. (I)	2,300	24,035
Scansource, Inc. (I)	1,144	33,370
Smart Modular Technologies (WWH), Inc. (I)	7,330	41,048
Spectrum Control, Inc. (I)	2,917	44,543
SYNNEX Corp. (I)	7,365	211,081
Tech Data Corp. (I)	6,299	277,597
Tessco Technologies, Inc.	1,768	26,891
TTM Technologies, Inc. (I)	8,002	106,067
Viasystems Group, Inc. (I)	260	4,511
Vicon Industries, Inc. (I)	102	459
Vishay Intertechnology, Inc. (I)	23,932	341,270
Vishay Precision Group, Inc. (I)	1,709	28,626
X-Rite, Inc. (I)(L)	6,319	26,603
Zygo Corp. (I)	1,490	17,075

		5,960,738

201

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 1.57%
AOL, Inc. (I)	600	$14,508
DealerTrack Holdings, Inc. (I)	2,284	43,624
Digital River, Inc. (I)	1,500	55,230
Earthlink, Inc.	12,915	115,783
GSI Commerce, Inc. (I)	30,366	724,229
IAC/InterActiveCorp (I)	11,000	309,760
InfoSpace, Inc. (I)	5,901	45,556
Internap Network Services Corp. (I)	9,947	52,023
Internet Brands, Inc., Class A (I)	7,871	104,920
Internet Capital Group, Inc. (I)	4,360	54,020
Keynote Systems, Inc.	600	7,344
Limelight Networks, Inc. (I)	6,400	45,440
Marchex, Inc., Class B	3,900	28,158
Market Leader, Inc. (I)	500	945
ModusLink Global Solutions, Inc. (I)	9,124	61,131
Open Text Corp. (I)(L)	18,994	808,954
Perficient, Inc. (I)	1,626	18,341
RealNetworks, Inc. (I)	17,097	58,472
Soundbite Communications, Inc. (I)	200	556
Support.com, Inc. (I)	6,257	40,483
TechTarget, Inc. (I)	5,227	31,101
The Knot, Inc. (I)	200	1,870
TheStreet.com, Inc.	6,959	18,650
United Online, Inc.	17,863	113,698
Web.com Group, Inc. (I)	4,251	34,391

		2,789,187
IT Services - 1.58%
Acorn Energy, Inc. (I)	767	3,060
Acxiom Corp. (I)	7,534	128,153
CACI International, Inc., Class A (I)	20,199	1,016,616
China Information Technology, Inc. (I)(L)	4,800	25,344
CIBER, Inc. (I)	13,500	45,360
Computer Task Group, Inc. (I)	1,641	16,164
Convergys Corp. (I)	15,251	196,585
CoreLogic, Inc.	6,410	116,726
Dynamics Research Corp. (I)	1,413	19,203
Integral Systems, Inc. (I)	2,513	22,919
INX, Inc. (I)	814	5,088
Online Resources Corp. (I)	6,416	27,781
SRA International, Inc., Class A (I)	6,412	125,803
StarTek, Inc. (I)	1,937	8,271
TechTeam Global, Inc. (I)	1,203	10,021
The Hackett Group, Inc. (I)	7,572	26,653
Tier Technologies, Inc., Class B (I)	600	2,940
Virtusa Corp. (I)	1,500	20,460
Wright Express Corp. (I)	23,303	1,003,660

		2,820,807
Semiconductors & Semiconductor Equipment - 3.47%
Advanced Analogic Technologies, Inc. (I)	5,135	18,794
Advanced Energy Industries, Inc. (I)	50,526	590,144
Amtech Systems, Inc. (I)	2,327	48,169
Anadigics, Inc. (I)	8,400	53,928
ATMI, Inc. (I)	2,000	35,900
AuthenTec, Inc. (I)	5,081	10,924
Axcelis Technologies, Inc. (I)	1,200	2,976
AXT, Inc. (I)	7,100	58,575
BTU International, Inc. (I)	682	4,604
Cabot Microelectronics Corp. (I)	3,400	134,198
Cascade Microtech, Inc. (I)	1,613	6,807
CEVA, Inc. (I)	2,219	51,481
Cohu, Inc.	5,443	78,815
Cymer, Inc. (I)	22,644	862,057
Diodes, Inc. (I)	6,400	158,080

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
DSP Group, Inc. (I)	5,314	$40,652
Evergreen Solar, Inc. (I)(L)	21,098	16,414
Exar Corp. (I)	10,153	68,025
Fairchild Semiconductor International, Inc. (I)	16,880	237,164
FEI Company (I)	5,400	128,520
FormFactor, Inc. (I)	2,814	26,114
GSI Technology, Inc. (I)	4,700	34,780
Ikanos Communications, Inc. (I)	1,900	2,090
Integrated Device Technology, Inc. (I)	24,164	155,375
Integrated Silicon Solution, Inc. (I)	3,800	30,362
International Rectifier Corp. (I)	10,474	297,043
IXYS Corp. (I)	2,893	32,373
Lattice Semiconductor Corp. (I)	8,300	36,935
Mattson Technology, Inc. (I)	6,000	16,620
MEMSIC, Inc. (I)	1,071	3,245
Microsemi Corp. (I)	400	8,856
Microtune, Inc. (I)	5,993	17,500
MKS Instruments, Inc. (I)	43,119	878,334
MoSys, Inc. (I)	1,200	4,896
Nanometrics, Inc. (I)	300	3,555
OmniVision Technologies, Inc. (I)	6,727	190,307
Pericom Semiconductor Corp. (I)	5,501	54,955
Photronics, Inc. (I)	13,324	85,140
Rudolph Technologies, Inc. (I)	4,000	29,840
Semtech Corp. (I)	44,894	1,050,071
Sigma Designs, Inc. (I)	7,872	94,464
Silicon Image, Inc. (I)	9,862	75,642
Standard Microsystems Corp. (I)	3,799	103,523
SunPower Corp., Class A (I)	4,209	49,077
SunPower Corp., Class B (I)	1,478	16,960
Supertex, Inc. (I)	1,700	42,517
Trident Microsystems, Inc. (I)	5,100	9,435
TriQuint Semiconductor, Inc. (I)	15,543	185,117
Zoran Corp. (I)	6,685	45,993

		6,187,346
Software - 3.03%
American Software, Inc., Class A	3,149	21,130
Ariba, Inc. (I)	76,678	1,551,579
Bsquare Corp. (I)	100	621
Epicor Software Corp. (I)	7,000	65,520
EPIQ Systems, Inc.	3,500	44,590
ePlus, Inc. (I)	1,986	46,075
Fair Isaac Corp.	300	7,005
JDA Software Group, Inc. (I)	1,800	47,529
Mentor Graphics Corp. (I)	600	6,747
Parametric Technology Corp. (I)	42,695	914,527
Quest Software, Inc. (I)	41,281	1,044,409
S1 Corp. (I)	3,800	24,092
Smith Micro Software, Inc. (I)	3,270	48,854
Sonic Solutions (I)	600	5,988
THQ, Inc. (I)	11,400	58,140
TIBCO Software, Inc. (I)	77,295	1,518,074

		5,404,880

		26,962,045
Materials - 6.38%
Chemicals - 2.98%
A. Schulman, Inc.	3,749	75,917
American Pacific Corp. (I)	724	4,438
American Vanguard Corp.	4,505	30,724
Arabian American Development Company (I)	100	334
Ashland, Inc.	7,504	381,804
Cabot Corp.	7,889	282,426
Chase Corp.	1,432	22,311

202

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Cytec Industries, Inc.	7,000	$334,810
Ferro Corp. (I)	7,021	100,190
Flotek Industries, Inc. (I)(L)	1,002	3,717
FMC Corp.	11,644	906,136
Georgia Gulf Corp. (I)	7,700	156,541
H.B. Fuller Company	300	6,291
Huntsman Corp.	4,200	64,974
Innophos Holdings, Inc.	25,933	883,278
Innospec, Inc. (I)	1,700	36,465
KMG Chemicals, Inc.	652	9,324
Landec Corp. (I)	5,698	35,669
Minerals Technologies, Inc.	2,700	164,268
NL Industries, Inc.	3,600	42,336
OM Group, Inc. (I)	3,198	120,245
Penford Corp. (I)	1,910	11,403
PolyOne Corp. (I)	86,240	1,074,550
Quaker Chemical Corp.	975	37,031
Rockwood Holdings, Inc. (I)	3,661	139,740
Spartech Corp. (I)	6,400	60,864
Westlake Chemical Corp.	6,868	259,336
Zoltek Companies, Inc. (I)(L)	8,005	72,765

		5,317,887
Construction Materials - 0.13%
Headwaters, Inc. (I)	11,704	45,529
Texas Industries, Inc. (L)	4,800	180,864

		226,393
Containers & Packaging - 0.79%
AptarGroup, Inc.	18,098	826,536
Boise, Inc.	17,400	127,890
Graphic Packaging Holding Company (I)	24,214	90,076
Myers Industries, Inc.	8,603	82,589
Temple-Inland, Inc.	13,500	283,095

		1,410,186
Metals & Mining - 1.62%
A. M. Castle & Company (I)	5,452	82,543
Brush Engineered Materials, Inc. (I)	3,000	105,600
Century Aluminum Company (I)	11,480	158,941
Coeur d’Alene Mines Corp. (I)	1,550	37,743
Commercial Metals Company	19,700	302,789
Compass Minerals International, Inc.	10,924	902,322
Friedman Industries, Inc.	1,090	8,131
Haynes International, Inc.	2,800	108,276
Hecla Mining Company (I)(L)	8,800	84,392
Horsehead Holding Corp. (I)	10,408	121,045
Kaiser Aluminum Corp. (L)	4,400	206,360
Olympic Steel, Inc.	700	14,728
Reliance Steel & Aluminum Company	8,700	386,715
RTI International Metals, Inc. (I)	5,200	147,524
Steel Dynamics, Inc.	400	6,376
Synalloy Corp.	380	3,572
Universal Stainless & Alloy Products, Inc. (I)	1,578	49,344
US Gold Corp. (I)	14,400	94,464
Worthington Industries, Inc.	3,800	60,876

		2,881,741
Paper & Forest Products - 0.86%
Buckeye Technologies, Inc.	8,200	163,344
Clearwater Paper Corp. (I)	1,399	112,620
Domtar Corp.	5,000	379,600
KapStone Paper and Packaging Corp. (I)	6,511	95,842
Louisiana-Pacific Corp. (I)(L)	23,781	195,004
MeadWestvaco Corp.	14,845	368,750
Mercer International, Inc. (I)	8,709	60,092

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Neenah Paper, Inc. (I)	3,386	$62,370
P.H. Glatfelter Company	6,639	82,589
Wausau Paper Corp.	2,400	18,504

		1,538,715

		11,374,922
Telecommunication Services - 1.36%
Diversified Telecommunication Services - 0.93%
Alaska Communications Systems
Group, Inc. (L)	73,681	776,598
Cincinnati Bell, Inc. (I)	226,051	551,564
General Communication, Inc., Class A (I)	9,787	110,299
Hughes Communications, Inc. (I)	1,496	59,242
IDT Corp., Class B	2,200	45,738
Iridium Communications, Inc. (I)	10,611	99,107
SureWest Communications (I)	1,474	13,045

		1,655,593
Wireless Telecommunication Services - 0.43%
FiberTower Corp. (I)	8,641	37,675
Leap Wireless International, Inc. (I)	3,505	38,152
MetroPCS Communications, Inc. (I)	1,700	20,655
Shenandoah Telecommunications Company	198	3,463
Telephone & Data Systems, Inc.	7,100	253,328
Telephone & Data Systems, Inc. -
Special Shares	6,500	200,135
United States Cellular Corp. (I)(L)	4,446	203,538
USA Mobility, Inc.	700	11,914

		768,860

		2,424,453
Utilities - 0.92%
Electric Utilities - 0.02%
Unitil Corp.	1,155	26,588
Gas Utilities - 0.67%
Energen Corp.	11,964	521,271
UGI Corp.	22,876	678,731

		1,200,002
Independent Power Producers & Energy Traders - 0.18%
Mirant Corp. (I)	13,400	132,928
Ormat Technologies, Inc.	310	8,308
RRI Energy, Inc. (I)	52,131	183,501

		324,737
Water Utilities - 0.05%
Middlesex Water Company	413	7,211
Pennichuck Corp.	233	6,396
SJW Corp.	2,750	68,695

		82,302

		1,633,629

TOTAL COMMON STOCKS (Cost $138,475,315)		$178,061,358

RIGHTS - 0.00%
Hampton Roads Bankshares, Inc. (Expiration
Date: 12/10/2010; Strike
Price: USD 3.25) (I)(L)	1,451	296
Stanley Furniture Company, Inc. (Expiration
Date: 12/08/2010; Strike
Price: USD 3.00) (I)	1,600	104

TOTAL RIGHTS (Cost $4,711)		$400

203

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 13.54%
Short-Term Securities* - 0.72%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	$1,279,035	$1,279,035
Securities Lending Collateral - 12.82%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	2,282,322	22,839,427

TOTAL SHORT-TERM INVESTMENTS (Cost $24,117,946)		$24,118,462

Total Investments (Small Cap Opportunities Fund)
(Cost $162,597,972) - 113.47%		$202,180,220
Other assets and liabilities, net - (13.47%)		(23,993,565)

TOTAL NET ASSETS - 100.00%		$178,186,655

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.54%
Consumer Discretionary - 16.90%
Diversified Consumer Services - 1.13%
Matthews International Corp., Class A	52,800	$1,714,944
Hotels, Restaurants & Leisure - 4.52%
Bally Technologies, Inc. (I)	35,300	1,382,701
CEC Entertainment, Inc. (I)	52,600	1,973,552
Choice Hotels International, Inc. (L)	49,000	1,825,250
Sonic Corp. (I)	176,400	1,651,104

		6,832,607
Household Durables - 2.25%
Helen of Troy, Ltd. (I)	94,700	2,236,814
Tempur-Pedic International, Inc. (I)	33,300	1,169,163

		3,405,977
Media - 2.03%
Arbitron, Inc. (L)	105,300	3,076,866
Specialty Retail - 6.97%
Hibbett Sports, Inc. (I)(L)	43,000	1,472,750
Stage Stores, Inc.	221,500	3,351,295
The Cato Corp., Class A	132,600	3,785,730
The Dress Barn, Inc. (I)	78,800	1,946,360

		10,556,135

		25,586,529
Consumer Staples - 3.52%
Food & Staples Retailing - 0.92%
Casey’s General Stores, Inc. (L)	35,100	1,395,050
Food Products - 1.15%
Lance, Inc.	74,200	1,737,022
Personal Products - 1.45%
Herbalife, Ltd.	32,000	2,196,160

		5,328,232
Energy - 4.79%
Energy Equipment & Services - 2.81%
Bristow Group, Inc. (I)	35,500	1,558,805
SEACOR Holdings, Inc.	24,700	2,692,300

		4,251,105
Oil, Gas & Consumable Fuels - 1.98%
Penn Virginia Corp.	96,500	1,530,490

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Company	29,500	$1,465,855

		2,996,345

		7,247,450
Financials - 22.73%
Capital Markets - 1.87%
Ares Capital Corp.	172,000	2,825,960
Commercial Banks - 6.40%
First Busey Corp. (L)	192,572	837,688
First Midwest Bancorp, Inc.	194,700	1,824,339
Hancock Holding Company	23,700	746,550
International Bancshares Corp. (L)	102,600	1,764,720
MB Financial, Inc.	87,000	1,238,010
Webster Financial Corp.	136,200	2,247,300
Westamerica Bancorp. (L)	21,100	1,031,368

		9,689,975
Insurance - 8.87%
Alleghany Corp. (I)	4,505	1,357,131
AMERISAFE, Inc. (I)	73,300	1,355,317
Assured Guaranty, Ltd.	86,500	1,471,365
Delphi Financial Group, Inc., Class A	119,800	3,076,464
Platinum Underwriters Holdings, Ltd.	59,900	2,589,477
Reinsurance Group of America, Inc.	48,100	2,401,633
Validus Holdings, Ltd.	40,162	1,173,132

		13,424,519
Real Estate Investment Trusts - 3.23%
American Campus Communities, Inc.	40,100	1,260,744
DiamondRock Hospitality Company (I)(L)	127,812	1,345,860
Education Realty Trust, Inc.	177,200	1,300,648
Mack-Cali Realty Corp.	31,100	987,425

		4,894,677
Thrifts & Mortgage Finance - 2.36%
NewAlliance Bancshares, Inc.	100,800	1,344,672
Northwest Bancshares, Inc.	217,400	2,230,524

		3,575,196

		34,410,327
Health Care - 8.07%
Health Care Equipment & Supplies - 1.92%
Haemonetics Corp. (I)	12,600	740,754
ICU Medical, Inc. (I)	59,100	2,166,015

		2,906,769
Health Care Providers & Services - 2.74%
AmSurg Corp. (I)	99,600	1,830,648
Corvel Corp. (I)	40,700	1,859,583
Universal American Financial Corp.	31,000	459,730

		4,149,961
Life Sciences Tools & Services - 3.41%
Charles River Laboratories
International, Inc. (I)	73,300	2,393,245
ICON PLC, SADR (I)	138,000	2,777,941

		5,171,186

		12,227,916
Industrials - 21.86%
Commercial Services & Supplies - 4.89%
ACCO Brands Corp. (I)	221,450	1,554,579
Standard Parking Corp. (I)	76,498	1,358,604
Unifirst Corp.	16,500	845,955

204

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc. (I)	57,400	$3,643,178

		7,402,316
Construction & Engineering - 0.41%
Sterling Construction Company, Inc. (I)	46,200	623,238
Electrical Equipment - 3.98%
Acuity Brands, Inc. (L)	29,100	1,567,326
Belden, Inc.	133,900	4,456,192

		6,023,518
Industrial Conglomerates - 3.14%
Carlisle Companies, Inc.	130,000	4,760,600
Machinery - 4.21%
Albany International Corp., Class A	98,600	2,080,460
ESCO Technologies, Inc.	49,600	1,739,968
Mueller Industries, Inc.	83,700	2,552,013

		6,372,441
Marine - 1.61%
Kirby Corp. (I)(L)	54,700	2,443,449
Road & Rail - 2.04%
Genesee & Wyoming, Inc., Class A (I)	64,900	3,082,101
Trading Companies & Distributors - 1.58%
GATX Corp.	71,900	2,384,923

		33,092,586
Information Technology - 8.58%
Computers & Peripherals - 2.17%
Diebold, Inc.	72,400	2,274,808
Electronics for Imaging, Inc. (I)	77,048	1,008,558

		3,283,366
Electronic Equipment, Instruments & Components - 2.19%
Coherent, Inc. (I)	25,300	1,045,143
MTS Systems Corp.	44,900	1,720,568
NAM TAI Electronics, Inc. (I)	85,100	546,342

		3,312,053
IT Services - 1.67%
MAXIMUS, Inc.	41,800	2,537,260
Office Electronics - 1.24%
Zebra Technologies Corp., Class A (I)	51,500	1,876,660
Software - 1.31%
Websense, Inc. (I)(L)	96,000	1,990,080

		12,999,419
Materials - 4.59%
Chemicals - 1.88%
Zep, Inc.	156,900	2,847,735
Containers & Packaging - 1.44%
AptarGroup, Inc.	47,800	2,183,026
Paper & Forest Products - 1.27%
Deltic Timber Corp. (L)	36,900	1,919,169

		6,949,930
Utilities - 5.50%
Electric Utilities - 2.70%
Unisource Energy Corp.	68,800	2,419,696
Westar Energy, Inc. (L)	66,800	1,663,988

		4,083,684
Gas Utilities - 2.80%
Atmos Energy Corp.	51,200	1,539,584
New Jersey Resources Corp.	30,600	1,319,166

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
WGL Holdings, Inc.	38,100	$1,381,506

		4,240,256

		8,323,940

TOTAL COMMON STOCKS (Cost $113,540,486)		$146,166,329

SHORT-TERM INVESTMENTS - 12.97%
Repurchase Agreement - 3.83%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.250% to
be repurchased at $5,800,040 on
12/01/2010, collateralized by
$5,485,430 Federal Home Loan Mortgage
Corp., 5.50% due 12/01/2038 (valued at
$5,916,001 including interest)	$5,800,000	5,800,000
Securities Lending Collateral - 9.14%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	1,382,808	13,837,902

TOTAL SHORT-TERM INVESTMENTS (Cost $19,638,605)		$19,637,902

Total Investments (Small Cap Value Fund)
(Cost $133,179,091) - 109.51%		$165,804,231
Other assets and liabilities, net - (9.51%)		(14,402,643)

TOTAL NET ASSETS - 100.00%		$151,401,588

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.29%
Consumer Discretionary - 19.10%
Auto Components - 2.29%
Tenneco, Inc. (I)	29,561	$1,077,794
TRW Automotive Holdings Corp. (I)	41,813	1,985,693

		3,063,487
Distributors - 0.60%
Pool Corp. (L)	38,046	806,195
Hotels, Restaurants & Leisure - 6.84%
Brinker International, Inc.	51,423	1,051,086
Buffalo Wild Wings, Inc. (I)	20,013	970,430
Choice Hotels International, Inc. (L)	26,492	986,827
Darden Restaurants, Inc.	21,863	1,070,194
Jack in the Box, Inc. (I)	46,388	933,095
P.F. Chang’s China Bistro, Inc. (L)	34,528	1,745,045
Penn National Gaming, Inc. (I)	38,706	1,358,968
WMS Industries, Inc. (I)	23,173	1,027,723

		9,143,368
Media - 1.30%
DreamWorks Animation SKG, Inc. (I)(L)	24,533	760,278
National CineMedia, Inc.	52,129	972,727

		1,733,005
Specialty Retail - 5.48%
Dick’s Sporting Goods, Inc. (I)	32,994	1,128,725
DSW, Inc., Class A (I)(L)	29,622	1,158,220
Foot Locker, Inc.	60,745	1,146,258
Group 1 Automotive, Inc. (L)	31,373	1,215,076
Tractor Supply Company	28,947	1,229,379

205

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc. (L)	43,241	$1,438,628

		7,316,286
Textiles, Apparel & Luxury Goods - 2.59%
Maidenform Brands, Inc. (I)	40,441	1,109,701
Steven Madden, Ltd. (I)	28,798	1,303,110
The Warnaco Group, Inc. (I)	19,579	1,054,329

		3,467,140

		25,529,481
Consumer Staples - 2.06%
Food Products - 1.23%
Diamond Foods, Inc. (L)	19,979	929,823
Ralcorp Holdings, Inc. (I)	11,514	712,947

		1,642,770
Personal Products - 0.83%
Nu Skin Enterprises, Inc., Class A	35,034	1,107,425

		2,750,195
Energy - 7.25%
Energy Equipment & Services - 3.54%
Dresser-Rand Group, Inc. (I)	27,432	1,040,496
Dril-Quip, Inc. (I)	16,201	1,254,605
FMC Technologies, Inc. (I)(L)	15,650	1,318,356
Patterson-UTI Energy, Inc.	56,746	1,120,166

		4,733,623
Oil, Gas & Consumable Fuels - 3.71%
Bill Barrett Corp. (I)(L)	25,164	967,556
Carrizo Oil & Gas, Inc. (I)(L)	37,222	1,080,182
Frontier Oil Corp.	49,866	774,419
Goodrich Petroleum Corp. (I)(L)	31,099	408,952
James River Coal Company (I)(L)	37,445	745,156
SandRidge Energy, Inc. (I)(L)	189,769	979,208

		4,955,473

		9,689,096
Financials - 5.80%
Capital Markets - 2.18%
Affiliated Managers Group, Inc. (I)	13,254	1,158,532
Greenhill & Company, Inc. (L)	13,501	1,011,765
Stifel Financial Corp. (I)	14,277	739,977

		2,910,274
Commercial Banks - 2.28%
City National Corp. (L)	17,543	942,410
Huntington Bancshares, Inc.	155,775	908,947
SVB Financial Group (I)(L)	26,492	1,190,286

		3,041,643
Insurance - 1.34%
Brown & Brown, Inc.	30,013	686,397
ProAssurance Corp. (I)	18,709	1,108,134

		1,794,531

		7,746,448
Health Care - 15.20%
Biotechnology - 3.02%
Acorda Therapeutics, Inc. (I)	30,235	796,692
BioMarin Pharmaceutical, Inc. (I)	45,983	1,245,220
Martek Biosciences Corp. (I)(L)	42,750	940,500
United Therapeutics Corp. (I)	16,647	1,047,596

		4,030,008

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.86%
American Medical Systems
Holdings, Inc. (I)(L)	21,892	$392,524
Insulet Corp. (I)(L)	42,354	574,744
Meridian Bioscience, Inc. (L)	38,690	859,692
Sirona Dental Systems, Inc. (I)	26,471	1,000,339
Zoll Medical Corp. (I)	29,987	1,002,166

		3,829,465
Health Care Providers & Services - 3.68%
Chemed Corp.	21,705	1,322,703
Health Management Associates,
Inc., Class A (I)	107,493	957,763
MEDNAX, Inc. (I)	16,256	994,867
PSS World Medical, Inc. (I)	41,594	856,836
VCA Antech, Inc. (I)	36,032	787,119

		4,919,288
Health Care Technology - 1.57%
Allscripts-Misys Healthcare Solutions, Inc. (I)	63,843	1,120,445
Quality Systems, Inc. (L)	15,162	977,797

		2,098,242
Life Sciences Tools & Services - 1.89%
Parexel International Corp. (I)	40,942	718,942
PerkinElmer, Inc.	41,904	976,363
Techne Corp.	13,794	828,606

		2,523,911
Pharmaceuticals - 2.18%
Medicis Pharmaceutical Corp., Class A	37,706	993,553
Perrigo Company	16,459	991,490
Valeant Pharmaceuticals International, Inc. (L)	35,888	928,423

		2,913,466

		20,314,380
Industrials - 15.51%
Aerospace & Defense - 2.44%
Hexcel Corp. (I)	56,128	962,595
TransDigm Group, Inc. (I)	33,480	2,293,380

		3,255,975
Air Freight & Logistics - 1.70%
Forward Air Corp.	38,809	1,068,024
HUB Group, Inc., Class A (I)	36,912	1,204,439

		2,272,463
Airlines - 0.38%
United Continental Holdings, Inc. (I)(L)	18,066	500,067
Commercial Services & Supplies - 1.88%
Corrections Corp. of America (I)	48,071	1,160,915
Fuel Tech, Inc. (I)	49,344	360,705
Tetra Tech, Inc. (I)	43,020	994,192

		2,515,812
Electrical Equipment - 1.79%
Regal-Beloit Corp. (L)	23,374	1,425,814
Thomas & Betts Corp. (I)	21,813	969,588

		2,395,402
Machinery - 3.66%
Bucyrus International, Inc.	11,352	1,012,144
Kaydon Corp.	24,502	857,080
Lincoln Electric Holdings, Inc.	16,700	1,029,722
Lindsay Corp. (L)	14,220	839,549
Wabtec Corp.	25,005	1,155,981

		4,894,476

206

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 1.22%
CoStar Group, Inc. (I)(L)	30,924	$1,630,932
Road & Rail - 0.99%
Knight Transportation, Inc. (L)	68,744	1,325,384
Trading Companies & Distributors - 1.45%
Watsco, Inc. (L)	14,352	864,995
WESCO International, Inc. (I)	22,327	1,065,444

		1,930,439

		20,720,950
Information Technology - 29.54%
Communications Equipment - 5.30%
Ciena Corp. (I)(L)	80,835	1,224,650
F5 Networks, Inc. (I)	9,492	1,251,805
Finisar Corp. (I)(L)	52,808	1,009,689
Harmonic, Inc. (I)	109,239	738,456
NETGEAR, Inc. (I)	34,369	1,092,247
Polycom, Inc. (I)	47,750	1,766,989

		7,083,836
Electronic Equipment, Instruments & Components - 2.15%
Coherent, Inc. (I)	21,346	881,803
Littelfuse, Inc.	23,021	1,065,182
Tech Data Corp. (I)	20,848	918,771

		2,865,756
Internet Software & Services - 2.01%
Open Text Corp. (I)(L)	21,532	917,048
VistaPrint NV (I)	19,124	771,080
WebMD Health Corp. (I)	19,447	998,409

		2,686,537
IT Services - 1.25%
Alliance Data Systems Corp. (I)(L)	13,843	873,216
Global Payments, Inc.	19,254	800,196

		1,673,412
Semiconductors & Semiconductor Equipment - 7.74%
Advanced Energy Industries, Inc. (I)(L)	70,274	820,800
Cymer, Inc. (I)	16,216	617,343
Hittite Microwave Corp. (I)	22,674	1,297,860
Microsemi Corp. (I)	66,481	1,471,889
ON Semiconductor Corp. (I)	110,039	897,368
Power Integrations, Inc. (L)	24,565	989,724
RF Micro Devices, Inc. (I)	153,552	1,076,400
Semtech Corp. (I)	49,135	1,149,268
Teradyne, Inc. (I)	85,785	1,017,410
Volterra Semiconductor Corp. (I)	44,446	1,000,924

		10,338,986
Software - 11.09%
ANSYS, Inc. (I)	21,887	1,061,520
Aspen Technology, Inc. (I)	84,791	1,059,888
CommVault Systems, Inc. (I)	39,137	1,140,061
Fair Isaac Corp. (L)	36,709	857,155
Informatica Corp. (I)(L)	48,281	1,993,040
Lawson Software, Inc. (I)	148,780	1,278,020
MICROS Systems, Inc. (I)	33,338	1,457,537
NICE Systems, Ltd., SADR (I)	36,024	1,103,775
Parametric Technology Corp. (I)	46,209	989,797
Quest Software, Inc. (I)	53,055	1,342,292
SuccessFactors, Inc. (I)(L)	51,495	1,553,604
Websense, Inc. (I)	47,587	986,479

		14,823,168

		39,471,695

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 2.77%
Chemicals - 1.27%
Calgon Carbon Corp. (I)(L)	41,531	$580,188
Rockwood Holdings, Inc. (I)	29,469	1,124,832

		1,705,020
Containers & Packaging - 0.91%
Greif, Inc., Class A	20,741	1,212,104
Metals & Mining - 0.59%
Carpenter Technology Corp.	21,635	789,028

		3,706,152
Telecommunication Services - 1.09%
Wireless Telecommunication Services - 1.09%
SBA Communications Corp., Class A (I)	37,340	1,461,861
Utilities - 0.97%
Electric Utilities - 0.97%
ITC Holdings Corp.	21,284	1,288,746

TOTAL COMMON STOCKS (Cost $101,705,787)		$132,679,004

SHORT-TERM INVESTMENTS - 23.27%
Short-Term Securities* - 0.81%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	$1,086,626	1,086,626
Securities Lending Collateral - 22.46%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	2,999,356	30,014,853

TOTAL SHORT-TERM INVESTMENTS (Cost $31,089,594)		$31,101,479

Total Investments (Small Company Growth Fund)
(Cost $132,795,381) - 122.56%		$163,780,483
Other assets and liabilities, net - (22.56%)		(30,144,367)

TOTAL NET ASSETS - 100.00%		$133,636,116

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.82%
Consumer Discretionary - 10.76%
Auto Components - 0.73%
Drew Industries, Inc. (L)	145,400	$2,937,080
Automobiles - 0.47%
Winnebago Industries, Inc. (I)(L)	179,300	1,879,064
Distributors - 0.61%
Pool Corp. (L)	115,800	2,453,802
Diversified Consumer Services - 0.98%
Matthews International Corp., Class A	120,600	3,917,088
Hotels, Restaurants & Leisure - 0.81%
Orient-Express Hotels, Ltd., Class A (I)	278,900	3,226,873
Household Durables - 1.54%
CSS Industries, Inc.	84,200	1,538,334
Ethan Allen Interiors, Inc. (L)	54,100	892,109
M/I Homes, Inc. (I)(L)	78,700	907,411
Meritage Homes Corp. (I)(L)	130,800	2,481,276
Stanley Furniture Company, Inc. (I)	111,600	364,932

		6,184,062

207

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.23%
Brunswick Corp. (L)	56,700	$904,365
Media - 0.63%
Ascent Media Corp., Class A (I)	50,400	1,557,864
Saga Communications, Inc., Class A (I)	44,600	959,346

		2,517,210
Multiline Retail - 0.44%
Fred’s, Inc., Class A (L)	137,800	1,762,462
Specialty Retail - 4.10%
Aaron, Inc., Class B (L)	374,150	7,468,034
Haverty Furniture Companies, Inc. (L)	173,500	2,083,735
MarineMax, Inc. (I)(L)	145,200	1,107,876
Stein Mart, Inc.	249,800	2,473,020
The Men’s Wearhouse, Inc.	115,600	3,296,912

		16,429,577
Textiles, Apparel & Luxury Goods - 0.22%
Culp, Inc. (I)(L)	87,600	902,280

		43,113,863
Consumer Staples - 0.97%
Food & Staples Retailing - 0.65%
Nash Finch Company (L)	70,000	2,586,500
Tobacco - 0.32%
Alliance One International, Inc. (I)(L)	331,200	1,285,056

		3,871,556
Energy - 7.52%
Energy Equipment & Services - 2.39%
Atwood Oceanics, Inc. (I)(L)	51,100	1,819,160
CARBO Ceramics, Inc. (L)	43,400	4,216,310
Hercules Offshore, Inc. (I)(L)	175,200	447,636
TetraTechnologies, Inc. (I)	232,700	2,559,700
Union Drilling, Inc. (I)	82,119	518,171

		9,560,977
Oil, Gas & Consumable Fuels - 5.13%
Cloud Peak Energy, Inc. (I)(L)	63,500	1,331,595
Forest Oil Corp. (I)(L)	80,800	2,764,976
Northern Oil and Gas, Inc. (I)(L)	137,200	3,135,020
Oasis Petroleum, Inc. (I)	169,390	4,299,118
Penn Virginia Corp.	181,900	2,884,934
Swift Energy Company (I)	12,100	441,529
Whiting Petroleum Corp. (I)	51,710	5,690,686

		20,547,858

		30,108,835
Financials - 20.72%
Capital Markets - 3.46%
Ares Capital Corp.	322,300	5,295,389
Hercules Technology Growth Capital, Inc.	215,900	2,154,682
JMP Group, Inc.	104,700	731,853
Kohlberg Capital Corp.	186,467	1,241,870
Piper Jaffray Companies, Inc. (I)(L)	40,300	1,207,791
Stifel Financial Corp. (I)	62,500	3,239,375

		13,870,960
Commercial Banks - 5.08%
Columbia Banking System, Inc. (L)	76,300	1,330,672
East West Bancorp, Inc.	181,300	3,143,742
Glacier Bancorp, Inc. (L)	207,600	2,767,308
Home Bancshares, Inc.	131,530	2,722,671
Signature Bank (I)(L)	56,900	2,500,755
SVB Financial Group (I)(L)	112,500	5,054,625

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wintrust Financial Corp.	99,400	$2,847,810

		20,367,583
Diversified Financial Services - 0.63%
Compass Diversified Holdings (L)	151,900	2,521,540
Insurance - 4.03%
Alterra Capital Holdings, Ltd.	138,600	2,819,124
Employers Holdings, Inc.	75,400	1,217,710
Markel Corp. (I)(L)	7,000	2,474,430
National Interstate Corp.	117,000	2,416,050
ProAssurance Corp. (I)	121,500	7,196,445

		16,123,759
Real Estate Investment Trusts - 7.52%
Acadia Realty Trust	90,100	1,645,226
CBL & Associates Properties, Inc. (L)	370,000	6,105,000
Cedar Shopping Centers, Inc.	174,400	1,056,864
First Potomac Realty Trust	144,000	2,266,560
Hatteras Financial Corp. (L)	84,400	2,614,712
Kilroy Realty Corp. (L)	128,500	4,384,420
LaSalle Hotel Properties (L)	153,000	3,641,400
Parkway Properties, Inc.	59,300	942,277
Potlatch Corp.	91,100	2,886,048
Redwood Trust, Inc.	145,400	2,010,882
Washington Real Estate Investment Trust	83,200	2,552,576

		30,105,965

		82,989,807
Health Care - 6.03%
Biotechnology - 0.38%
Exelixis, Inc. (I)(L)	265,100	1,534,929
Health Care Equipment & Supplies - 2.02%
Analogic Corp.	37,500	1,742,625
AngioDynamics, Inc. (I)	108,100	1,510,157
Quidel Corp. (I)(L)	108,500	1,433,285
West Pharmaceutical Services, Inc. (L)	89,700	3,401,424

		8,087,491
Health Care Providers & Services - 3.41%
Landauer, Inc.	37,900	2,486,619
National Healthcare Corp.	66,000	2,859,120
Owens & Minor, Inc. (L)	226,700	6,404,275
Triple-S Management Corp., Class B (I)	98,700	1,896,027

		13,646,041
Life Sciences Tools & Services - 0.22%
Accelrys, Inc. (I)	107,129	902,026

		24,170,487
Industrials - 25.32%
Aerospace & Defense - 0.14%
Kratos Defense & Security Solutions, Inc. (I)	51,700	546,469
Air Freight & Logistics - 0.89%
UTi Worldwide, Inc.	184,700	3,555,475
Airlines - 1.26%
Alaska Air Group, Inc. (I)	92,100	5,065,500
Building Products - 1.84%
Ameron International Corp.	45,200	3,200,160
Gibraltar Industries, Inc. (I)(L)	165,000	1,678,050
Universal Forest Products, Inc.	76,600	2,503,288

		7,381,498
Commercial Services & Supplies - 3.41%
G&K Services, Inc., Class A	88,500	2,454,990

208

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
McGrath Rentcorp	180,000	$5,025,600
Mine Safety Appliances Company (L)	69,100	1,991,462
Waste Connections, Inc. (L)	161,100	4,188,600

		13,660,652
Construction & Engineering - 1.46%
Comfort Systems USA, Inc.	140,400	1,565,460
Insituform Technologies, Inc., Class A (I)(L)	164,400	3,639,816
Sterling Construction Company, Inc. (I)	48,800	658,312

		5,863,588
Electrical Equipment - 2.61%
Belden, Inc.	108,400	3,607,552
Franklin Electric Company, Inc.	28,000	1,089,480
Woodward Governor Company (L)	170,200	5,744,250

		10,441,282
Machinery - 5.23%
Astec Industries, Inc. (I)(L)	50,100	1,500,495
Cascade Corp.	51,100	1,866,172
CIRCOR International, Inc.	69,500	2,745,250
IDEX Corp. (L)	114,725	4,298,746
Nordson Corp. (L)	88,200	7,005,726
Robbins & Myers, Inc. (L)	113,800	3,528,938

		20,945,327
Marine - 1.51%
Kirby Corp. (I)(L)	135,700	6,061,719
Professional Services - 1.80%
FTI Consulting, Inc. (I)(L)	76,500	2,726,460
Navigant Consulting Company (I)	195,600	1,627,392
On Assignment, Inc. (I)	263,700	1,811,619
The Dolan Company (I)	76,400	1,046,680

		7,212,151
Road & Rail - 3.30%
Genesee & Wyoming, Inc., Class A (I)	137,100	6,510,879
Landstar System, Inc. (L)	186,600	6,708,270

		13,219,149
Trading Companies & Distributors - 1.87%
Beacon Roofing Supply, Inc. (I)(L)	310,400	5,335,776
Kaman Corp., Class A	76,000	2,140,920

		7,476,696

		101,429,506
Information Technology - 9.62%
Communications Equipment - 1.27%
Ixia (I)	227,700	3,611,322
Sonus Networks, Inc. (I)(L)	555,800	1,489,544

		5,100,866
Computers & Peripherals - 0.41%
Xyratex, Ltd. (I)	106,300	1,624,264
Electronic Equipment, Instruments & Components - 2.93%
Electro Rent Corp.	198,000	2,934,360
Littelfuse, Inc.	77,700	3,595,179
Methode Electronics, Inc.	64,300	656,503
Newport Corp. (I)	124,600	1,810,438
SYNNEX Corp. (I)(L)	95,100	2,725,566

		11,722,046
IT Services - 0.16%
StarTek, Inc. (I)	144,412	616,639
Semiconductors & Semiconductor Equipment - 2.87%
Advanced Energy Industries, Inc. (I)(L)	163,000	1,903,840

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ATMI, Inc. (I)	75,900 $	1,362,405
Brooks Automation, Inc. (I)	191,400	1,387,650
Cabot Microelectronics Corp. (I)(L)	38,200	1,507,754
Cymer, Inc. (I)	73,100	2,782,917
Teradyne, Inc. (I)(L)	216,500	2,567,690

		11,512,256
Software - 1.98%
Progress Software Corp. (I)(L)	139,600	5,384,372
Websense, Inc. (I)	123,500	2,560,155

		7,944,527

		38,520,598
Materials - 10.21%
Chemicals - 2.49%
American Vanguard Corp. (L)	137,100	935,022
Arch Chemicals, Inc.	101,100	3,510,192
Innospec, Inc. (I)	158,000	3,389,100
Minerals Technologies, Inc.	35,400	2,153,736

		9,988,050
Containers & Packaging - 2.01%
AptarGroup, Inc.	131,300	5,996,471
Myers Industries, Inc.	212,505	2,040,048

		8,036,519
Metals & Mining - 3.53%
AMCOL International Corp. (L)	80,100	2,237,193
Carpenter Technology Corp.	90,300	3,293,241
Franco-Nevada Corp.	88,500	2,962,213
Royal Gold, Inc.	57,202	2,947,047
Sims Metal Management, Ltd. (L)	160,500	2,714,055

		14,153,749
Paper & Forest Products - 2.18%
Clearwater Paper Corp. (I)(L)	48,200	3,880,100
Deltic Timber Corp.	64,100	3,333,841
Wausau Paper Corp.	197,800	1,525,038

		8,738,979

		40,917,297
Telecommunication Services - 0.42%
Diversified Telecommunication Services - 0.42%
Premiere Global Services, Inc. (I)	241,600	1,705,696
Utilities - 4.25%
Electric Utilities - 2.18%
Cleco Corp. (L)	126,600	3,839,778
El Paso Electric Company (I)(L)	155,900	4,106,406
The Empire District Electric Company (L)	36,200	780,110

		8,726,294
Gas Utilities - 0.74%
Southwest Gas Corp.	85,300	2,988,059
Multi-Utilities - 1.33%
Black Hills Corp. (L)	59,400	1,802,790
NorthWestern Corp.	67,000	1,930,270
Vectren Corp. (L)	61,100	1,582,490

		5,315,550

		17,029,903

TOTAL COMMON STOCKS (Cost $312,817,235)		$383,857,548

209

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 1.21%
Financials - 1.21%
Commercial Banks - 0.66%
East West Bancorp., Inc., Series A 8.000%	2,114	$2,653,768
Insurance - 0.55%
Assured Guaranty, Ltd. 8.500%	31,000	2,200,380

		4,854,148

TOTAL PREFERRED SECURITIES (Cost $3,638,634)		$4,854,148

INVESTMENT COMPANIES - 1.07%
First Opportunity Fund, Inc.	188,000	1,287,800
iShares Russell 2000 Value Index Fund (L)	45,600	3,012,336

TOTAL INVESTMENT COMPANIES (Cost $4,865,771)		$4,300,136

RIGHTS - 0.00%
Consumer Discretionary - 0.00%
Stanley Furniture Company, Inc. (Expiration
Date: 12/08/2010; Strike
Price: USD 3.00) (I)	110,200	7,163

TOTAL RIGHTS (Cost $0)		$7,163

SHORT-TERM INVESTMENTS - 26.68%
Short-Term Securities* - 1.99%
State Street Institutional U.S. Government
Money Market Fund, 0.0936% (Y)	$551,625	551,625
T. Rowe Price Prime Reserve Investment
Fund, 0.2575% (Y)	7,416,980	7,416,980

		7,968,605
Securities Lending Collateral - 24.69%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	9,881,666	98,886,821

TOTAL SHORT-TERM INVESTMENTS (Cost $106,838,880)		$106,855,426

Total Investments (Small Company Value Fund)
(Cost $428,160,520) - 124.78%		$499,874,421
Other assets and liabilities, net - (24.78%)		(99,283,180)

TOTAL NET ASSETS - 100.00%		$400,591,241

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.16%
Consumer Discretionary - 17.68%
Auto Components - 0.70%
American Axle & Manufacturing
Holdings, Inc. (I)	1,405	$15,090
Amerigon, Inc. (I)	19,140	200,970
China Automotive Systems, Inc. (I)	228	3,409
Dana Holding Corp. (I)	4,730	71,470
Drew Industries, Inc.	9,776	197,475
Exide Technologies (I)	2,554	20,892
Federal Mogul Corp. (I)	350	6,545
Fuel Systems Solutions, Inc. (I)	505	17,453
Gentex Corp.	4,714	98,947
Modine Manufacturing Company (I)	965	13,375
Tenneco, Inc. (I)	2,012	73,358
Wonder Auto Technology, Inc. (I)(L)	27,676	230,541

		949,525

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.06%
Tesla Motors, Inc. (I)	1,098	$38,792
Thor Industries, Inc.	1,213	35,820
Winnebago Industries, Inc. (I)(L)	1	10

		74,622
Distributors - 0.03%
Pool Corp.	1,669	35,366
Diversified Consumer Services - 1.07%
American Public Education, Inc. (I)	8,224	281,014
Bridgepoint Education, Inc. (I)	644	9,853
Capella Education Company (I)	508	27,833
Career Education Corp. (I)	1	18
ChinaCast Education Corp. (I)	6,531	50,681
Coinstar, Inc. (I)	6,937	447,020
Corinthian Colleges, Inc. (I)(L)	1	4
Education Management Corp. (I)	505	7,131
Grand Canyon Education, Inc. (I)(L)	693	13,195
Hillenbrand, Inc.	16,360	315,912
K12, Inc. (I)	769	19,717
Matthews International Corp., Class A	1,003	32,577
Pre-Paid Legal Services, Inc. (I)(L)	234	15,135
Princeton Review, Inc. (I)	61,410	58,340
Sotheby’s	2,257	90,528
Steiner Leisure, Ltd. (I)	474	19,064
Universal Technical Institute, Inc.	693	14,352
Weight Watchers International, Inc.	1,140	39,034

		1,441,408
Hotels, Restaurants & Leisure - 1.73%
AFC Enterprises, Inc. (I)	859	11,408
Ambassadors Group, Inc.	304	3,347
Bally Technologies, Inc. (I)	3,887	152,254
Biglari Holdings, Inc. (I)	14	5,436
BJ’s Restaurants, Inc. (I)(L)	6,211	227,633
Buffalo Wild Wings, Inc. (I)	582	28,221
California Pizza Kitchen, Inc. (I)	787	13,308
CEC Entertainment, Inc. (I)	725	27,202
Choice Hotels International, Inc.	652	24,287
Denny’s Corp. (I)	3,347	12,250
DineEquity, Inc. (I)	513	27,404
Domino’s Pizza, Inc. (I)	25,045	369,915
Gaylord Entertainment Company (I)	1,112	38,175
International Speedway Corp., Class A	466	11,040
Interval Leisure Group, Inc. (I)	1,341	22,220
Isle of Capri Casinos, Inc. (I)	545	4,791
Krispy Kreme Doughnuts, Inc. (I)	2,044	12,244
Life Time Fitness, Inc. (I)	1,269	50,049
Orient-Express Hotels, Ltd., Class A (I)	3,398	39,315
P.F. Chang’s China Bistro, Inc.	779	39,371
Panera Bread Company, Class A (I)	1,001	100,340
Papa John’s International, Inc. (I)	708	18,132
Peet’s Coffee & Tea, Inc. (I)	433	16,510
Pinnacle Entertainment, Inc. (I)	1	13
Ruby Tuesday, Inc. (I)	12,836	164,172
Scientific Games Corp. (I)	2,307	18,571
Shuffle Master, Inc. (I)	1,803	19,346
Sonic Corp. (I)	1,968	18,420
Texas Roadhouse, Inc., Class A (I)	20,429	349,132
The Cheesecake Factory, Inc. (I)(L)	12,634	402,646
Vail Resorts, Inc. (I)	489	22,142
WMS Industries, Inc. (I)	1,957	86,793

		2,336,087
Household Durables - 1.55%
Blyth, Inc.	192	8,559

210

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Deer Consumer Products, Inc. (I)(L)	679	$7,584
Ethan Allen Interiors, Inc.	871	14,363
Furniture Brands International, Inc. (I)	2	9
Harman International Industries, Inc. (I)	44,100	1,922,299
Hovnanian Enterprises, Inc., Class A (I)(L)	1,800	6,678
iRobot Corp. (I)	727	14,758
Libbey, Inc. (I)	543	7,857
National Presto Industries, Inc.	162	18,808
Sealy Corp. (I)	1,055	3,186
Tempur-Pedic International, Inc. (I)	2,232	78,366
Universal Electronics, Inc. (I)	453	12,448

		2,094,915
Internet & Catalog Retail - 0.70%
1-800-Flowers.com, Inc., Class A (I)	3	6
Blue Nile, Inc. (I)	482	23,835
Gaiam, Inc., Class A	2	15
HSN, Inc. (I)	12,507	354,573
NutriSystem, Inc.	408	8,433
Orbitz Worldwide, Inc. (I)	688	3,756
Overstock.com, Inc. (I)	543	8,373
PetMed Express, Inc.	386	6,844
Shutterfly, Inc. (I)	9,938	327,954
US Auto Parts Network, Inc. (I)	26,300	210,137
Vitacost.com, Inc. (I)	560	3,472

		947,398
Leisure Equipment & Products - 0.12%
Brunswick Corp.	1,492	23,797
Callaway Golf Company	761	5,829
Eastman Kodak Company (I)(L)	9,045	42,602
Leapfrog Enterprises, Inc. (I)	598	3,397
Marine Products Corp. (I)	374	2,386
Polaris Industries, Inc. (L)	1,064	77,342
Smith & Wesson Holding Corp. (I)(L)	1,314	5,046
Sturm Ruger & Company, Inc. (L)	422	6,752

		167,151
Media - 1.78%
Arbitron, Inc.	904	26,415
China MediaExpress Holdings, Inc. (I)(L)	337	5,685
CKX, Inc. (I)	1,567	6,472
CTC Media, Inc.	1,838	41,373
Dex One Corp. (I)	1,259	5,980
Discovery Communications,
Inc., Series A (I)(L)	38,840	1,583,895
DreamWorks Animation SKG, Inc. (I)(L)	2,349	72,796
John Wiley & Sons, Inc.	1,529	63,454
Knology, Inc. (I)	1,057	16,267
Lions Gate Entertainment Corp. (I)	1,296	9,344
Live Nation Entertainment, Inc. (I)	4,673	50,281
Madison Square Garden, Inc., Class A (I)	2,096	45,986
Martha Stewart Living Omnimedia,
Inc., Class A (I)	912	4,323
Mediacom Communications Corp., Class A (I)	1,385	11,703
Meredith Corp.	1	34
Morningstar, Inc.	751	37,858
National CineMedia, Inc.	1,781	33,233
Outdoor Channel Holdings, Inc. (I)	427	2,776
ReachLocal, Inc. (I)	187	3,224
Sinclair Broadcast Group, Inc., Class A	1,023	7,928
The New York Times Company, Class A (I)(L)	1,540	13,845
Valassis Communications, Inc. (I)	10,498	341,710
Warner Music Group Corp. (I)	1,818	8,763

		2,393,345

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.15%
99 Cents Only Stores (I)	20,283	$318,646
Big Lots, Inc. (I)	2,734	83,797
Kohl’s Corp. (I)	19,700	1,111,474
Retail Ventures, Inc. (I)	537	8,807
Saks, Inc. (I)	2,303	25,655

		1,548,379
Specialty Retail - 6.48%
Aaron, Inc., Class B (I)(L)	2,337	46,647
Aeropostale, Inc. (I)	3,149	85,117
Americas Car-Mart, Inc. (I)	165	4,186
AnnTaylor Stores Corp. (I)	994	26,749
Asbury Automotive Group, Inc. (I)	644	10,137
Bebe Stores, Inc.	1,013	6,524
Casual Male Retail Group, Inc. (I)	59,090	283,632
Chico’s FAS, Inc.	152,473	1,837,300
Citi Trends, Inc. (I)	499	11,821
Coldwater Creek, Inc. (I)	2,174	7,348
Dick’s Sporting Goods, Inc. (I)	3,059	104,648
DSW, Inc., Class A (I)(L)	6,424	251,178
Express, Inc.	597	9,003
Genesco, Inc. (I)	9,754	375,139
Group 1 Automotive, Inc.	6,230	241,288
hhgregg, Inc. (I)(L)	54,135	1,357,164
Hibbett Sports, Inc. (I)	9,685	331,711
J. Crew Group, Inc. (I)	2,042	89,276
Jo-Ann Stores, Inc. (I)	8,755	424,092
Jos. A. Bank Clothiers, Inc. (I)	9,158	412,476
Kirkland’s, Inc. (I)	536	6,405
Lithia Motors, Inc., Class A	3,804	49,300
Lumber Liquidators Holdings, Inc. (I)	739	17,396
Monro Muffler Brake, Inc.	4,182	206,758
New York & Company, Inc. (I)	590	2,036
Office Depot, Inc. (I)	4,648	20,219
OfficeMax, Inc. (I)	1,432	24,473
Pacific Sunwear of California, Inc. (I)	1,112	6,994
Penske Automotive Group, Inc. (I)	543	8,194
Pep Boys - Manny, Moe & Jack	32,457	402,142
Pier 1 Imports, Inc. (I)	3,946	38,513
Rue21, Inc. (I)	449	13,474
Sally Beauty Holdings, Inc. (I)(L)	3,375	46,406
Select Comfort Corp. (I)	1,853	16,288
Signet Jewelers, Ltd. (I)	2,885	114,910
Systemax, Inc. (I)	1	13
Talbots, Inc. (I)(L)	25,290	290,835
The Buckle, Inc.	331	12,628
The Children’s Place Retail Stores, Inc. (I)	840	43,604
The Dress Barn, Inc. (I)	13,533	334,265
The Finish Line, Inc., Class A	20,380	363,783
The Wet Seal, Inc., Class A (I)	3,424	11,196
Tractor Supply Company	2,448	103,967
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	9,297	324,930
Vitamin Shoppe, Inc. (I)	609	17,972
Williams-Sonoma, Inc.	9,700	322,719
Zumiez, Inc. (I)	721	22,935

		8,737,791
Textiles, Apparel & Luxury Goods - 2.31%
Carter’s, Inc. (I)	2,911	92,162
CROCS, Inc. (I)(L)	2,917	51,179
Deckers Outdoor Corp. (I)	8,802	676,874
Fossil, Inc. (I)	1,808	122,311
Fuqi International, Inc. (I)(L)	197	1,208
G-III Apparel Group, Ltd. (I)	547	14,971
Hanesbrands, Inc. (I)	2,093	56,825

211

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Iconix Brand Group, Inc. (I)	21,214	$396,278
K-Swiss, Inc., Class A (I)	595	7,449
Kenneth Cole Productions, Inc., Class A (I)	115	1,556
Liz Claiborne, Inc. (I)(L)	1,590	11,623
Lululemon Athletica, Inc. (I)	1,552	83,218
Maidenform Brands, Inc. (I)	7,073	194,083
Perry Ellis International, Inc. (I)	4,125	112,241
Phillips-Van Heusen Corp.	1,451	98,436
Steven Madden, Ltd. (I)	9,019	408,110
The Jones Group, Inc.	17,719	239,915
The Warnaco Group, Inc. (I)	8,307	447,332
True Religion Apparel, Inc. (I)	815	18,280
Under Armour, Inc., Class A (I)(L)	1,228	70,892
Volcom, Inc.	576	10,368

		3,115,311

		23,841,298
Consumer Staples - 1.12%
Beverages - 0.04%
Boston Beer Company, Inc. (I)	326	26,628
Coca-Cola Bottling Company Consolidated	93	5,441
Heckmann Corp. (I)	3,483	13,479
National Beverage Corp.	388	5,079

		50,627
Food & Staples Retailing - 0.18%
BJ’s Wholesale Club, Inc. (I)	1,178	53,964
Casey’s General Stores, Inc.	1,270	50,476
Pricesmart, Inc.	603	20,243
QKL Stores, Inc. (I)	12,896	45,394
Rite Aid Corp. (I)	22,378	21,029
Susser Holdings Corp. (I)	144	1,935
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	938	2,814
United Natural Foods, Inc. (I)	1,516	56,759

		252,614
Food Products - 0.78%
AgFeed Industries, Inc. (I)	1,182	2,837
Alico, Inc.	124	2,871
Calavo Growers, Inc.	129	2,979
Darling International, Inc. (I)	2,777	32,158
Diamond Foods, Inc. (L)	734	34,160
Farmer Brothers Company	86	1,498
Feihe International, Inc. (I)(L)	375	4,234
J & J Snack Foods Corp.	498	22,784
Pilgrim’s Pride Corp. (I)	632	4,196
Smart Balance, Inc. (I)	2,070	7,576
SunOpta, Inc. (I)	30,570	211,850
The Hain Celestial Group, Inc. (I)	11,747	311,413
Tootsie Roll Industries, Inc.	237	6,314
TreeHouse Foods, Inc. (I)	7,784	386,709
Zhongpin, Inc. (I)(L)	935	17,868

		1,049,447
Personal Products - 0.11%
China Sky One Medical, Inc. (I)(L)	1	7
China-Biotics, Inc. (I)(L)	189	2,183
Herbalife, Ltd.	1,993	136,780
USANA Health Sciences, Inc. (I)	266	11,204

		150,174
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	1,852	7,186

		1,510,048

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 9.55%
Energy Equipment & Services - 3.18%
Allis-Chalmers Energy, Inc. (I)	1,341	$8,609
Atwood Oceanics, Inc. (I)	1,270	45,212
Basic Energy Services, Inc. (I)	382	5,539
Bronco Drilling Company, Inc. (I)	2	9
Cal Dive International, Inc. (I)	1	5
CARBO Ceramics, Inc.	662	64,313
Complete Production Services, Inc. (I)	14,145	402,425
Core Laboratories NV (L)	1,504	128,742
Dawson Geophysical Company (I)	8,460	237,049
Dril-Quip, Inc. (I)	17,773	1,376,341
Exterran Holdings, Inc. (I)	2,021	45,816
Global Geophysical Services, Inc. (I)	603	5,578
Global Industries, Ltd. (I)	2,267	14,123
Hercules Offshore, Inc. (I)(L)	1,932	4,936
ION Geophysical Corp. (I)	1,924	13,834
Key Energy Services, Inc. (I)	24,458	251,917
Lufkin Industries, Inc.	353	17,872
Matrix Service Company (I)	940	9,334
Natural Gas Services Group, Inc. (I)	5,206	85,639
Newpark Resources, Inc. (I)	23,450	134,134
North American Energy Partners, Inc. (I)	35,180	326,822
Oil States International, Inc. (I)	3,383	200,713
OYO Geospace Corp. (I)	5,163	391,665
Patterson-UTI Energy, Inc.	16,980	335,185
Pioneer Drilling Company (I)	1,186	8,124
RPC, Inc. (L)	997	29,212
Seahawk Drilling, Inc. (I)	1	8
Superior Energy Services, Inc. (I)	2,653	88,584
T-3 Energy Services, Inc. (I)	157	5,581
Tesco Corp. (I)	1,019	13,461
TetraTechnologies, Inc. (I)	2,563	28,193
Unit Corp. (I)	1	40
Willbros Group, Inc. (I)	481	3,478

		4,282,493
Oil, Gas & Consumable Fuels - 6.37%
Apache Corp.	1	155
Approach Resources, Inc. (I)	273	4,988
Atlas Energy, Inc. (I)	2,640	113,388
ATP Oil & Gas Corp. (I)(L)	1,467	21,594
BPZ Resources, Inc. (I)(L)	2,711	10,681
Brigham Exploration Company (I)(L)	15,626	392,994
Cabot Oil & Gas Corp.	55,600	1,944,332
Carrizo Oil & Gas, Inc. (I)(L)	1,114	32,328
Cheniere Energy, Inc. (I)	1,837	10,232
China Integrated Energy, Inc. (I)	258	1,940
Clayton Williams Energy, Inc. (I)	266	19,993
Clean Energy Fuels Corp. (I)	1,602	21,435
Comstock Resources, Inc. (I)	10,623	260,264
Contango Oil & Gas Company (I)	425	23,698
CVR Energy, Inc. (I)	611	7,350
Denbury Resources, Inc. (I)	68,830	1,251,329
Enbridge Energy Management LLC (I)	177	10,783
Endeavour International Corp. (I)	668	6,894
Energy XXI Bermuda, Ltd. (I)	2,038	50,237
Frontier Oil Corp. (I)	1	16
Gastar Exploration, Ltd. (I)	1,442	6,792
Georesources, Inc. (I)	5,360	106,771
Goodrich Petroleum Corp. (I)(L)	822	10,809
Gran Tierra Energy, Inc. (I)	8,559	63,936
Gulfport Energy Corp. (I)	975	18,174
Harvest Natural Resources, Inc. (I)	538	6,892
Holly Corp.	1,792	64,404
International Coal Group, Inc. (I)	50,562	384,777

212

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp. (I)	4,626	$23,130
L&L Energy, Inc. (I)	756	7,991
Magnum Hunter Resources Corp. (I)	55,619	341,501
McMoRan Exploration Company (I)	2,702	40,341
Northern Oil and Gas, Inc. (I)	1,835	41,930
Oasis Petroleum, Inc. (I)	1,707	43,324
Patriot Coal Corp. (I)(L)	2,604	42,133
Penn Virginia Corp.	10,720	170,019
Petroleum Development Corp. (I)	385	13,714
Resolute Energy Corp. (I)	1,385	17,825
Rex Energy Corp. (I)(L)	136,524	1,617,809
Rosetta Resources, Inc. (I)	1,776	63,616
SandRidge Energy, Inc. (I)	7,975	41,151
SM Energy Company	1,381	68,622
Swift Energy Company (I)	5,240	191,208
Uranium Energy Corp. (I)(L)	1,943	13,601
Venoco, Inc. (I)	737	12,831
Warren Resources, Inc. (I)	2,271	10,061
Western Refining, Inc. (I)	1,168	11,388
World Fuel Services Corp. (L)	32,451	976,775

		8,596,156

		12,878,649
Financials - 4.01%
Capital Markets - 0.72%
Cohen & Steers, Inc.	226	5,695
Duff & Phelps Corp.	712	9,519
E*TRADE Financial Corp. (I)	7,432	109,622
Epoch Holding Corp.	460	7,374
Evercore Partners, Inc., Class A	395	11,921
Financial Engines, Inc. (I)	905	15,313
GAMCO Investors, Inc., Class A	77	3,392
Gleacher & Company, Inc. (I)	910	2,284
International Assets Holding Corp. (I)	445	10,159
KBW, Inc.	738	17,136
Knight Capital Group, Inc., Class A (I)	29,710	390,389
LaBranche & Company, Inc. (I)	6	18
MF Global Holdings, Ltd. (I)(L)	1	8
optionsXpress Holdings, Inc.	1,450	25,071
Pzena Investment Management, Inc., Class A	300	2,133
Stifel Financial Corp. (I)	6,802	352,548
SWS Group, Inc.	349	1,815
TradeStation Group, Inc. (I)	430	2,735
Westwood Holdings Group, Inc.	201	7,214

		974,346
Commercial Banks - 0.45%
Cardinal Financial Corp.	457	4,735
Danvers Bancorp, Inc.	672	10,248
East West Bancorp, Inc.	4,732	82,053
First Citizens BancShares, Inc.	1,151	200,147
Investors Bancorp, Inc. (I)	1,737	21,278
Nara Bancorp, Inc. (I)	423	3,452
Pinnacle Financial Partners, Inc. (I)(L)	13,734	135,005
Signature Bank (I)	1,366	60,036
SVB Financial Group (I)(L)	1,412	63,441
Texas Capital Bancshares, Inc. (I)	1,176	22,203

		602,598
Consumer Finance - 0.48%
Cash America International, Inc. (L)	9,328	337,674
Credit Acceptance Corp. (I)	320	19,862
Dollar Financial Corp. (I)	820	21,468
EZCORP, Inc., Class A (I)	1,479	37,212
First Cash Financial Services, Inc. (I)	7,664	220,647

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
The First Marblehead Corp. (I)(L)	767	$1,565
World Acceptance Corp. (I)	185	8,151

		646,579
Diversified Financial Services - 1.35%
Asset Acceptance Capital Corp. (I)	334	1,964
Encore Capital Group, Inc. (I)	15,947	296,455
Interactive Brokers Group, Inc., Class A	1,281	23,494
Moody’s Corp. (L)	49,050	1,316,012
MSCI, Inc. (I)	3,800	129,428
NewStar Financial, Inc. (I)	673	5,680
PICO Holdings, Inc. (I)	344	9,821
Portfolio Recovery Associates, Inc. (I)	574	36,374
THL Credit, Inc.	533	6,982

		1,826,210
Insurance - 0.05%
Citizens, Inc., Class A (I)	966	6,762
eHealth, Inc. (I)	264	3,973
Greenlight Capital Re, Ltd., Class A (I)	1,018	28,484
Hilltop Holdings, Inc. (I)	501	4,930
MBIA, Inc. (I)	1,890	18,881
Universal Insurance Holdings, Inc.	4	19

		63,049
Real Estate Investment Trusts - 0.36%
Alexander’s, Inc.	77	29,682
Alexandria Real Estate Equities, Inc.	639	42,653
Apartment Investment & Management
Company, Class A	1,378	33,237
Cousins Properties, Inc.	3	22
CreXus Investment Corp.	5	63
DCT Industrial Trust, Inc.	3,568	17,626
DuPont Fabros Technology, Inc.	1,996	45,090
Equity Lifestyle Properties, Inc.	982	52,910
Extra Space Storage, Inc.	2,798	44,824
LaSalle Hotel Properties	1	24
NorthStar Realty Finance Corp. (L)	4	17
Pebblebrook Hotel Trust	1,279	23,968
PS Business Parks, Inc.	664	34,408
Retail Opportunity Investments Corp.	916	9,004
Saul Centers, Inc.	161	6,854
Strategic Hotels & Resorts, Inc. (I)	1,780	8,313
Sun Communities, Inc.	380	12,593
Sunstone Hotel Investors, Inc. (I)	1,986	18,907
Taubman Centers, Inc.	1,841	89,344
U-Store-It Trust	2,840	23,487

		493,026
Real Estate Management & Development - 0.34%
Altisource Portfolio Solutions SA (I)	9,954	270,550
Consolidated-Tomoka Land Company	119	3,332
Forest City Enterprises, Inc., Class A (I)(L)	2,668	40,954
Forestar Group, Inc. (I)	583	10,506
Jones Lang LaSalle, Inc.	1,436	114,622
Kennedy-Wilson Holdings, Inc. (I)	764	7,480
Tejon Ranch Company (I)	465	11,248

		458,692
Thrifts & Mortgage Finance - 0.26%
Beneficial Mutual Bancorp, Inc. (I)	1,093	8,493
Doral Financial Corp. (I)	3,624	5,110
MGIC Investment Corp. (I)	2,127	18,122
Provident Financial Services, Inc. (L)	11,080	152,682

213

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	11,080	$163,541

		347,948

		5,412,448
Health Care - 13.55%
Biotechnology - 2.43%
Acorda Therapeutics, Inc. (I)	1,309	34,492
Alkermes, Inc. (I)	2,082	21,819
Allos Therapeutics, Inc. (I)	2,661	10,804
Alnylam Pharmaceuticals, Inc. (I)(L)	1,205	11,026
AMAG Pharmaceuticals, Inc. (I)	709	11,124
ARAID Pharmaceuticals, Inc. (I)	4,268	17,200
Arena Pharmaceuticals, Inc. (I)(L)	2,459	3,566
Arqule, Inc. (I)	1,435	7,792
BioMarin Pharmaceutical, Inc. (I)	3,436	93,047
BioSpecifics Technologies Corp. (I)	148	3,357
BioTime, Inc. (I)	492	3,936
Celera Corp. (I)	2,763	15,666
Cell Therapeutics, Inc. (I)	24,234	9,451
Cepheid, Inc. (I)(L)	2,011	39,597
China Biologic Products, Inc. (I)	317	3,690
Clinical Data, Inc. (I)	424	7,751
Codexis, Inc. (I)	458	4,314
Cubist Pharmaceuticals, Inc. (I)	1,986	43,116
Dyax Corp. (I)	3,138	7,092
Emergent Biosolutions, Inc. (I)	350	6,412
Enzon Pharmaceuticals, Inc. (I)	1,630	18,126
Exelixis, Inc. (I)	3,657	21,174
Genomic Health, Inc. (I)	485	8,948
Geron Corp. (I)(L)	2,232	12,789
Halozyme Therapeutics, Inc. (I)	2,702	18,698
Idenix Pharmaceuticals, Inc. (I)	1,226	4,671
Immunogen, Inc. (I)	1,487	12,372
Incyte Corp. (I)	4,108	59,607
InterMune, Inc. (I)	1,697	21,314
Ironwood Pharmaceuticals, Inc. (I)	643	6,874
Isis Pharmaceuticals, Inc. (I)(L)	3,172	29,928
Lexicon Pharmaceuticals, Inc. (I)	3,691	5,020
Ligand Pharmaceuticals, Inc., Class B (I)	595	5,022
Mannkind Corp. (I)(L)	2,682	16,843
Martek Biosciences Corp. (I)(L)	1,127	24,794
Maxygen, Inc.	874	5,655
Medivation, Inc. (I)	1,106	12,531
Metabolix, Inc. (I)	558	5,714
Micromet, Inc. (I)	2,448	17,772
Momenta Pharmaceuticals, Inc. (I)	1,296	19,764
Nabi Biopharmaceuticals (I)	1,087	5,652
NPS Pharmaceuticals, Inc. (I)	2,212	13,737
Onyx Pharmaceuticals, Inc. (I)	14,392	423,844
Opko Health, Inc. (I)	3,437	10,380
Orexigen Therapeutics, Inc. (I)(L)	776	4,043
Osiris Therapeutics, Inc. (I)	552	3,621
PDL BioPharma, Inc.	2,009	11,612
Pharmasset, Inc. (I)	707	30,627
Progenics Pharmaceuticals, Inc. (I)(L)	1,105	5,249
PROLOR Biotech, Inc. (I)	1,168	8,199
Protalix BioTherapeutics, Inc. (I)	1,498	13,093
Regeneron Pharmaceuticals, Inc. (I)(L)	2,303	66,372
Rigel Pharmaceuticals, Inc. (I)	1,142	9,113
Sangamo Biosciences, Inc. (I)	1,370	6,384
Savient Pharmaceuticals, Inc. (I)	1,139	13,452
Seattle Genetics, Inc. (I)	2,897	43,745
SIGA Technologies, Inc. (I)	1,237	15,586
Talecris Biotherapeutics Holdings Corp. (I)	2,073	44,984

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Targacept, Inc. (I)	771	$16,345
Theravance, Inc. (I)(L)	2,055	51,334
United Therapeutics Corp. (I)	28,606	1,800,176

		3,280,416
Health Care Equipment & Supplies - 5.75%
Abaxis, Inc. (I)(L)	2,817	76,059
ABIOMED, Inc. (I)	1,082	12,421
Accuray, Inc. (I)	1,677	10,028
Align Technology, Inc. (I)	1,911	33,423
Alimera Sciences, Inc. (I)	261	2,986
American Medical Systems
Holdings, Inc. (I)(L)	11,424	204,832
AngioDynamics, Inc. (I)	16,879	235,800
ArthroCare Corp. (I)	8,049	243,724
Atrion Corp.	1,074	176,286
Cantel Medical Corp.	483	9,752
Conceptus, Inc. (I)	993	13,058
CONMED Corp. (I)	53,620	1,153,366
CryoLife, Inc. (I)	904	5,099
Cyberonics, Inc. (I)	941	25,285
Cynosure, Inc. (I)	1	9
DexCom, Inc. (I)	2,071	23,351
Exactech, Inc. (I)	283	5,043
Greatbatch, Inc. (I)	274	6,003
Haemonetics Corp. (I)	831	48,854
HeartWare International, Inc. (I)	323	29,703
Hill-Rom Holdings, Inc.	749	29,645
ICU Medical, Inc. (I)	7,473	273,885
Immucor, Inc. (I)	2,357	43,298
Insulet Corp. (I)	1,211	16,433
Integra LifeSciences Holdings Corp. (I)	8,606	373,242
Invacare Corp. (L)	12,680	342,233
IRIS International, Inc. (I)	615	5,775
Kensey Nash Corp. (I)	103	2,795
MAKO Surgical Corp. (I)	865	9,922
Masimo Corp. (L)	1,783	55,023
MELA Sciences, Inc. (I)(L)	807	2,873
Meridian Bioscience, Inc.	479	10,643
Merit Medical Systems, Inc. (I)	903	13,762
Natus Medical, Inc. (I)	18,666	240,045
Neogen Corp. (I)	726	26,971
NuVasive, Inc. (I)(L)	1,326	30,975
NxStage Medical, Inc. (I)	900	19,476
OraSure Technologies, Inc. (I)	961	5,045
Orthofix International NV (I)	594	16,151
Orthovita, Inc. (I)	2,326	4,629
Palomar Medical Technologies, Inc. (I)	297	3,698
Quidel Corp. (I)	816	10,779
RTI Biologics, Inc. (I)	649	1,759
Sirona Dental Systems, Inc. (I)	11,565	437,041
SonoSite, Inc. (I)	467	14,187
St. Jude Medical, Inc. (I)	28,218	1,091,768
Stereotaxis, Inc. (I)(L)	1,555	5,365
SurModics, Inc. (I)	528	4,884
Symmetry Medical, Inc. (I)	1,211	9,894
Synovis Life Technologies, Inc. (I)	19,484	314,667
The Cooper Companies, Inc. (L)	34,270	1,833,445
Thoratec Corp. (I)	1,870	47,601
TomoTherapy, Inc. (I)	1,459	5,107
Unilife Corpunilife Corp. (I)	1,766	9,589
Volcano Corp. (I)	1,535	40,754
West Pharmaceutical Services, Inc.	1,120	42,470
Wright Medical Group, Inc. (I)	1,321	17,424

214

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp. (I)	725	$24,230

		7,752,565
Health Care Providers & Services - 1.38%
Accretive Health, Inc. (I)	766	10,487
Air Methods Corp. (I)	378	18,609
Alliance HealthCare Services, Inc. (I)	970	3,638
Almost Family, Inc. (I)	280	9,923
Amedisys, Inc. (I)	340	9,649
AMERIGROUP Corp. (I)	859	36,963
AMN Healthcare Services, Inc. (I)	387	2,167
Bio-Reference Labs, Inc. (I)	12,282	257,554
Brookdale Senior Living, Inc. (I)	3,450	65,964
Catalyst Health Solutions, Inc. (I)	1,282	55,023
Centene Corp. (I)	609	14,159
Chemed Corp.	767	46,741
Clarient, Inc. (I)	1,972	9,860
Corvel Corp. (I)	240	10,966
Emdeon, Inc., Class A (I)	1,070	13,343
Emergency Medical Services
Corp., Class A (I)	3,540	175,372
Emeritus Corp. (I)	618	11,143
Genoptix, Inc. (I)	592	10,105
Hanger Orthopedic Group, Inc. (I)	925	17,742
Healthsouth Corp. (I)	3,144	56,592
Healthspring, Inc. (I)	1,065	28,574
HMS Holdings Corp. (I)	917	57,780
IPC The Hospitalist Company, Inc. (I)	547	17,734
Landauer, Inc.	111	7,283
LHC Group, Inc. (I)	534	14,124
Molina Healthcare, Inc. (I)	503	12,771
MWI Veterinary Supply, Inc. (I)	395	24,135
PSS World Medical, Inc. (I)	1,901	39,161
RehabCare Group, Inc. (I)	10,997	222,469
Sunrise Senior Living, Inc. (I)	594	2,186
Team Health Holdings, Inc. (I)	540	7,452
Tenet Healthcare Corp. (I)	16,335	66,647
The Ensign Group, Inc.	9,255	199,075
US Physical Therapy, Inc. (I)	12,524	240,336
VCA Antech, Inc. (I)	2,750	60,074
WellCare Health Plans, Inc. (I)	930	26,180

		1,861,981
Health Care Technology - 0.42%
Allscripts-Misys Healthcare Solutions, Inc. (I)	5,985	105,037
athenahealth, Inc. (I)	1,092	44,783
HealthStream, Inc. (I)	1,975	12,186
MedAssets, Inc. (I)	1,457	27,020
Medidata Solutions, Inc. (I)	600	11,940
Omnicell, Inc. (I)	1,101	14,753
Quality Systems, Inc.	5,281	340,572
Vital Images, Inc. (I)	459	6,160

		562,451
Life Sciences Tools & Services - 1.77%
Accelrys, Inc. (I)	1,863	15,686
Albany Molecular Research, Inc. (I)	480	2,424
Bruker Corp. (I)	28,386	437,712
Dionex Corp. (I)	588	53,608
Enzo Biochem, Inc. (I)	1,157	5,091
eResearch Technology, Inc. (I)	30,016	168,390
ICON PLC, SADR (I)	17,248	347,202
Illumina, Inc. (I)(L)	17,080	1,026,850
Kendle International, Inc. (I)	1	9
Luminex Corp. (I)	1,281	21,623
Parexel International Corp. (I)	16,839	295,693

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Sequenom, Inc. (I)(L)	2,526	$17,354

		2,391,642
Pharmaceuticals - 1.80%
Akorn, Inc. (I)	40,722	216,234
Ardea Biosciences, Inc. (I)	655	14,561
Auxilium Pharmaceuticals, Inc. (I)(L)	1,604	30,364
BioMimetic Therapeutics, Inc. (I)	701	7,823
Cadence Pharmaceuticals, Inc. (I)(L)	1,254	8,991
Caraco Pharmaceutical Laboratories, Ltd. (I)	330	1,571
Cardiome Pharma, Corp. (I)	33,300	160,839
Cypress Biosciences, Inc. (I)	1,362	5,421
Durect Corp. (I)	2,633	7,846
Impax Laboratories, Inc. (I)	21,276	380,840
Inspire Pharmaceuticals, Inc. (I)	2,091	14,595
MAP Pharmaceuticals, Inc. (I)	649	9,326
Medicis Pharmaceutical Corp., Class A	2,027	53,411
Nektar Therapeutics (I)	28,424	360,132
Obagi Medical Products, Inc. (I)	623	6,803
Pain Therapeutics, Inc. (I)	1,225	9,763
Par Pharmaceutical Companies, Inc. (I)	13,347	479,558
POZEN, Inc. (I)	806	5,158
Questcor Pharmaceuticals, Inc. (I)	1,987	28,295
Salix Pharmaceuticals, Ltd. (I)	11,817	527,629
Sucampo Pharmaceuticals, Inc. (I)	287	990
The Medicines Company (I)	1,797	23,684
Viropharma, Inc. (I)	2,622	40,510
Vivus, Inc. (I)(L)	2,734	17,771
XenoPort, Inc. (I)	926	7,177

		2,419,292

		18,268,347
Industrials - 21.74%
Aerospace & Defense - 3.34%
AAR Corp. (I)(L)	864	21,220
Aerovironment, Inc. (I)(L)	513	12,671
American Science & Engineering, Inc.	304	24,508
BE Aerospace, Inc. (I)	53,900	1,913,450
Cubic Corp.	540	24,640
DigitalGlobe, Inc. (I)	11,727	346,298
Esterline Technologies Corp. (I)	5,602	329,846
GenCorp, Inc. (I)	1,672	8,210
GeoEye, Inc. (I)	744	29,656
HEICO Corp. (L)	288	15,149
HEICO Corp., Class A	599	23,355
Hexcel Corp. (I)	8,210	140,802
Ladish Company, Inc. (I)	251	11,782
LMI Aerospace, Inc. (I)	9,981	162,391
Moog, Inc., Class A (I)	1,319	48,618
Orbital Sciences Corp., Class A (I)	76,285	1,243,446
Taser International, Inc. (I)	2,001	8,064
Teledyne Technologies, Inc. (I)	610	24,534
TransDigm Group, Inc. (I)	1,578	108,093

		4,496,733
Air Freight & Logistics - 1.75%
Atlas Air Worldwide Holdings, Inc. (I)	6,240	340,454
Forward Air Corp.	977	26,887
HUB Group, Inc., Class A (I)	58,849	1,920,243
Pacer International, Inc. (I)	1,176	6,574
UTi Worldwide, Inc.	3,423	65,893

		2,360,051
Airlines - 0.10%
Allegiant Travel Company	464	23,168

215

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
AMR Corp. (I)	5,603	$47,962
Hawaiian Holdings, Inc. (I)	1,125	8,888
US Airways Group, Inc. (I)(L)	5,432	60,621

		140,639
Building Products - 0.96%
A.O. Smith Corp.	31,630	1,246,538
AAON, Inc.	418	10,722
Simpson Manufacturing Company, Inc.	466	12,055
Trex Company, Inc. (I)(L)	442	8,155
USG Corp. (I)	1,172	14,873

		1,292,343
Commercial Services & Supplies - 1.37%
APAC Customer Services, Inc. (I)	38,753	229,418
Cenveo, Inc. (I)	1,882	9,636
Clean Harbors, Inc. (I)	797	59,018
Consolidated Graphics, Inc. (I)	8,060	383,334
Corrections Corp. of America (I)	3,720	89,838
EnerNOC, Inc. (I)(L)	585	14,350
Fuel Tech, Inc. (I)	570	4,167
Healthcare Services Group, Inc.	2,103	33,501
Herman Miller, Inc.	1,825	39,311
Higher One Holdings, Inc. (I)	938	19,004
IESI-BFC, Ltd.	7,637	166,410
Innerworkings, Inc. (I)	921	5,683
Interface, Inc., Class A	1,626	23,479
KAR Auction Services, Inc. (I)	907	10,929
Knoll, Inc.	1,583	24,299
M&F Worldwide Corp. (I)	136	3,203
Metalico, Inc. (I)	1	4
Mobile Mini, Inc. (I)(L)	1,224	22,118
Rino International Corp. (I)(L)	198	1,204
Rollins, Inc.	1,493	40,341
Schawk, Inc., Class A	8,400	150,696
Standard Parking Corp. (I)	472	8,383
Steelcase, Inc., Class A	2,730	26,153
Sykes Enterprises, Inc. (I)	11,774	216,642
Team, Inc. (I)	303	6,169
Tetra Tech, Inc. (I)	2,079	48,046
The Geo Group, Inc. (I)	2,300	55,430
United Stationers, Inc. (I)	787	49,951
Viad Corp.	347	8,241
Waste Connections, Inc.	3,707	96,382

		1,845,340
Construction & Engineering - 2.83%
Chicago Bridge & Iron Company NV (I)	62,300	1,763,713
EMCOR Group, Inc. (I)	2,234	59,871
Furmanite Corp. (I)	1,303	8,639
Great Lakes Dredge & Dock Corp.	1,877	14,415
Insituform Technologies, Inc., Class A (I)	1,321	29,247
MasTec, Inc. (I)	121,600	1,742,528
Michael Baker Corp. (I)	280	8,985
Orion Marine Group, Inc. (I)	13,602	182,811
Pike Electric Corp. (I)	621	4,428

		3,814,637
Electrical Equipment - 3.20%
A123 Systems, Inc. (I)(L)	2,292	17,625
Acuity Brands, Inc. (L)	1,467	79,013
Advanced Battery Technologies, Inc. (I)	2,080	7,862
American Superconductor Corp. (I)(L)	1,620	53,914
AZZ, Inc.	209	7,789
Baldor Electric Company	526	33,301
Belden, Inc.	66,600	2,216,448

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Broadwind Energy, Inc. (I)	1,799	$3,436
Capstone Turbine Corp. (I)	82,889	64,819
Ener1, Inc. (I)	2,439	10,610
EnerSys, Inc. (I)	12,927	390,266
Franklin Electric Company, Inc.	665	25,875
Fushi Copperweld, Inc. (I)(L)	14,862	133,461
GrafTech International, Ltd. (I)	22,016	431,514
Harbin Electric, Inc. (I)	17,081	278,079
II-VI, Inc. (I)	9,057	369,797
Lihua International, Inc. (I)	188	2,252
Polypore International, Inc. (I)	825	26,219
Powell Industries, Inc. (I)	275	9,675
Thomas & Betts Corp. (I)	1,760	78,232
Valence Technology, Inc. (I)(L)	2,289	3,044
Vicor Corp.	706	11,847
Woodward Governor Company	1,950	65,813

		4,320,891
Industrial Conglomerates - 1.03%
Carlisle Companies, Inc.	36,050	1,320,151
Raven Industries, Inc.	547	24,287
Seaboard Corp.	12	22,344
Standex International Corp.	420	12,558
Tredegar Industries, Inc.	282	5,254

		1,384,594
Machinery - 3.20%
3D Systems Corp. (I)	623	17,531
Actuant Corp., Class A	2,288	54,065
American Railcar Industries, Inc. (I)	209	3,137
ArvinMeritor, Inc. (I)(L)	3,009	53,711
Astec Industries, Inc. (I)	647	19,378
Badger Meter, Inc. (L)	480	20,362
Barnes Group, Inc.	1,022	19,510
Blount International, Inc. (I)	1,368	21,149
Briggs & Stratton Corp.	15,120	263,239
China Fire & Security Group, Inc. (I)	279	2,014
China Valves Technology, Inc. (I)	259	2,618
CLARCOR, Inc.	1,108	45,107
Colfax Corp. (I)	804	13,572
Columbus McKinnon Corp. (I)	14,554	238,831
Duoyuan Printing Inc. (I)	3	8
Dynamic Materials Corp.	444	7,144
Energy Recovery, Inc. (I)	1,059	3,526
EnPro Industries, Inc. (I)	9,906	363,055
ESCO Technologies, Inc.	892	31,291
Force Protection, Inc. (I)	2,366	12,138
Gardner Denver, Inc.	1,761	115,257
Graco, Inc.	1,014	36,463
Greenbrier Companies, Inc. (I)	331	6,210
IDEX Corp.	2,743	102,780
John Bean Technologies Corp.	948	17,491
Kadant, Inc. (I)	419	8,041
Kennametal, Inc.	10,770	364,241
L.B. Foster Company (I)	3,286	113,991
Lindsay Corp.	421	24,856
Middleby Corp. (I)	4,152	334,111
Mueller Industries, Inc.	636	19,392
NACCO Industries, Inc., Class A	111	10,280
Navistar International Corp. (I)	15,030	769,235
Nordson Corp.	1,029	81,733
Oshkosh Corp. (I)	3,048	87,478
RBC Bearings, Inc. (I)	732	27,003
Robbins & Myers, Inc. (L)	944	29,273
Sauer-Danfoss, Inc. (I)	203	6,169

216

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
SmartHeat, Inc. (I)	415	$1,971
Sun Hydraulics, Inc.	429	13,368
Tennant Company	576	19,665
The Gorman-Rupp Company (L)	506	15,043
The Manitowoc Company, Inc.	2,210	24,266
The Toro Company	1,094	63,682
Titan International, Inc.	1,131	18,073
TriMas Corp. (I)	572	11,411
Valmont Industries, Inc.	710	57,411
Wabash National Corp. (I)	36,030	380,117
WABCO Holdings, Inc. (I)	1,085	53,925
Wabtec Corp.	1,613	74,569
Westport Innovations, Inc. (I)	13,331	241,958

		4,320,849
Marine - 0.07%
American Commercial Lines, Inc. (I)	324	10,692
Genco Shipping & Trading, Ltd. (I)	1	15
Kirby Corp. (I)(L)	1,726	77,100
TBS International PLC, Class A (I)	290	1,102

		88,909
Professional Services - 1.41%
Acacia Research - Acacia Technologies (I)	1,101	30,002
Administaff, Inc.	793	22,434
CBIZ, Inc. (I)	545	3,281
CoStar Group, Inc. (I)	662	34,914
Exponent, Inc. (I)	467	16,308
FTI Consulting, Inc. (I)(L)	10,047	358,075
Heidrick & Struggles International, Inc.	9,435	195,965
Hill International, Inc. (I)	554	2,870
Huron Consulting Group, Inc. (I)	705	16,011
ICF International, Inc. (I)	588	14,077
Kforce, Inc. (I)	18,386	277,812
Korn/Ferry International (I)	782	13,544
Mistras Group, Inc. (I)	403	4,796
Navigant Consulting Company (I)	1,687	14,036
Resources Connection, Inc.	1,565	26,182
SFN Group, Inc. (I)	1,774	15,203
The Advisory Board Company (I)	5,945	282,150
The Corporate Executive Board Company	1,154	40,032
The Dolan Company (I)	13,636	186,813
TrueBlue, Inc. (I)	15,172	250,035
VSE Corp.	3,245	98,551

		1,903,091
Road & Rail - 1.15%
Arkansas Best Corp.	1	25
Avis Budget Group, Inc. (I)(L)	3,462	46,010
Celadon Group, Inc. (I)	23,108	311,265
Dollar Thrifty Automotive Group, Inc. (I)	565	25,945
Genesee & Wyoming, Inc., Class A (I)	1,310	62,212
Heartland Express, Inc. (L)	1,833	28,320
Knight Transportation, Inc. (L)	2,112	40,719
Landstar System, Inc.	1,678	60,324
Marten Transport, Ltd.	10,679	229,599
Old Dominion Freight Lines, Inc. (I)	15,712	453,763
Patriot Transportation Holding, Inc. (I)	22	1,637
RailAmerica, Inc. (I)	539	6,684
Saia, Inc. (I)	535	8,062
Universal Truckload Services, Inc. (I)	75	1,125
Werner Enterprises, Inc. (L)	12,770	275,577
YRC Worldwide, Inc. (I)(L)	1,591	5,553

		1,556,820

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.33%
Applied Industrial Technologies, Inc.	11,899	$355,542
Beacon Roofing Supply, Inc. (I)	1,536	26,404
DXP Enterprises, Inc. (I)	7,016	150,984
H&E Equipment Services, Inc. (I)	944	9,393
Houston Wire & Cable Company (L)	369	3,930
Kaman Corp., Class A	306	8,620
RSC Holdings, Inc. (I)(L)	1,737	13,531
Titan Machinery, Inc. (I)	292	6,122
United Rentals, Inc. (I)(L)	2,037	39,966
Watsco, Inc. (L)	19,610	1,181,895

		1,796,387

		29,321,284
Information Technology - 24.26%
Communications Equipment - 2.36%
Acme Packet, Inc. (I)	1,049	51,380
ADC Telecommunications, Inc. (I)	3,267	41,556
ADTRAN, Inc. (L)	1,898	59,104
Anaren, Inc. (I)	235	4,279
Arris Group, Inc. (I)	1	10
Aruba Networks, Inc. (I)	2,521	53,445
Bel Fuse, Inc.	1	23
BigBand Networks, Inc. (I)	1,503	4,479
Blue Coat Systems, Inc. (I)	11,625	309,225
Calix, Inc. (I)	564	7,202
Ciena Corp. (I)(L)	3,134	47,480
CommScope, Inc. (I)	3,189	100,804
Comtech Telecommunications Corp.	953	28,266
DG Fastchannel, Inc. (I)	862	21,748
Digi International, Inc. (I)	800	7,680
EMS Technologies, Inc. (I)	258	4,796
Emulex Corp. (I)	32,540	368,353
Extreme Networks, Inc. (I)	1,018	2,983
Finisar Corp. (I)	2,318	44,320
Harmonic, Inc. (I)	3,284	22,200
Infinera Corp. (I)	3,020	24,643
InterDigital, Inc. (I)	1,483	49,043
Ixia (I)	1,209	19,175
JDS Uniphase Corp. (I)	7,462	88,574
Meru Networks, Inc. (I)	267	3,703
NETGEAR, Inc. (I)	775	24,630
Oclaro, Inc. (I)	1,667	16,170
Oplink Communications, Inc. (I)	707	12,224
OpNext, Inc. (I)	3	4
Plantronics, Inc.	10,736	384,027
Polycom, Inc. (I)	2,871	106,241
Powerwave Technologies, Inc. (I)(L)	4,462	9,415
RADWARE, Ltd., ADR (I)	5,090	157,943
Riverbed Technology, Inc. (I)	13,360	453,038
Seachange International, Inc. (I)	951	7,646
ShoreTel, Inc. (I)	758	5,382
Sonus Networks, Inc. (I)	6,954	18,637
Sycamore Networks, Inc.	670	20,113
Viasat, Inc. (I)	14,349	593,475

		3,173,416
Computers & Peripherals - 1.07%
Avid Technology, Inc. (I)	450	7,011
Compellent Technologies, Inc. (I)	750	19,500
Cray, Inc. (I)	1,091	7,790
Intermec, Inc. (I)	1,667	18,854
Intevac, Inc. (I)	1	13
Isilon Systems, Inc. (I)	886	29,903
Novatel Wireless, Inc. (I)(L)	36,745	360,468
QLogic Corp. (I)	3,679	65,817

217

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Quantum Corp. (I)	6,962	$25,272
STEC, Inc. (I)(L)	20,854	354,414
Stratasys, Inc. (I)	658	22,254
Super Micro Computer, Inc. (I)	863	8,889
Synaptics, Inc. (I)	1,161	33,089
Western Digital Corp. (I)	14,380	481,730

		1,435,004
Electronic Equipment, Instruments & Components - 1.96%
Anixter International, Inc.	967	54,026
Checkpoint Systems, Inc. (I)	1,330	23,860
China Security & Surveillance
Technology, Inc. (I)(L)	818	4,172
Cognex Corp.	635	17,755
Comverge, Inc. (I)	808	5,389
Daktronics, Inc.	1,181	15,920
DTS, Inc. (I)	577	27,084
Echelon Corp. (I)	1,045	9,959
Electro Scientific Industries, Inc. (I)	330	4,930
Elster Group SE, ADR (I)	7,030	111,285
Fabrinet (I)	341	5,879
FARO Technologies, Inc. (I)	517	13,426
Insight Enterprises, Inc. (I)	59,960	756,096
IPG Photonics Corp. (I)	857	24,562
Itron, Inc. (I)	1,359	77,150
L-1 Identity Solutions, Inc. (I)	2,822	33,384
Maxwell Technologies, Inc. (I)(L)	13,092	211,698
Measurement Specialties, Inc. (I)	4,264	109,073
Mercury Computer Systems, Inc. (I)	817	14,551
Methode Electronics, Inc.	2	20
Multi-Fineline Electronix, Inc. (I)	336	7,829
National Instruments Corp.	1,980	67,558
OSI Systems, Inc. (I)	5,228	182,300
Plexus Corp. (I)	1,360	36,904
Power-One, Inc. (I)(L)	44,742	422,812
Pulse Electronics Corp.	1,325	5,433
Rofin-Sinar Technologies, Inc. (I)	11,812	339,123
Rogers Corp. (I)	187	6,169
Scansource, Inc. (I)	900	26,253
Universal Display Corp. (I)	1,093	27,063
Vishay Intertechnology, Inc. (I)	1	14

		2,641,677
Internet Software & Services - 6.44%
Ancestry.com, Inc. (I)	848	24,236
Archipelago Learning, Inc. (I)	231	1,994
Art Technology Group, Inc. (I)	5,324	31,784
Cass Information Systems, Inc.	253	8,946
comScore, Inc. (I)	734	16,148
Constant Contact, Inc. (I)(L)	47,337	1,211,354
DealerTrack Holdings, Inc. (I)	1,291	24,658
Dice Holdings, Inc. (I)	635	7,176
Digital River, Inc. (I)	1,335	49,155
Equinix, Inc. (I)(L)	22,800	1,769,280
Genpact, Ltd. (I)	3,324	46,270
GSI Commerce, Inc. (I)	2,010	47,939
InfoSpace, Inc. (I)	36,517	281,911
Internap Network Services Corp. (I)	1,573	8,227
Internet Brands, Inc., Class A (I)	874	11,650
Internet Capital Group, Inc. (I)	1,228	15,215
j2 Global Communications, Inc. (I)	1,534	41,081
Limelight Networks, Inc. (I)	1,656	11,758
Liquidity Services, Inc. (I)	497	7,689
LivePerson, Inc. (I)	25,401	245,374
LogMeIn, Inc. (I)	471	20,625

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LoopNet, Inc. (I)	919	$9,797
MercadoLibre, Inc. (I)	892	56,749
Monster Worldwide, Inc. (I)	63,653	1,437,285
Move, Inc. (I)	2,631	6,656
NIC, Inc.	26,069	217,676
Open Text Corp. (I)	6,650	283,224
OpenTable, Inc. (I)	462	33,513
Perficient, Inc. (I)	481	5,426
Quinstreet, Inc. (I)	834	16,680
Rackspace Hosting, Inc. (I)(L)	3,156	92,061
RealNetworks, Inc. (I)	1,931	6,604
RightNow Technologies, Inc. (I)	809	20,492
Sapient Corp.	3,637	43,389
SAVVIS, Inc. (I)	3,290	82,678
Sohu.com, Inc. (I)	1,019	70,749
Stamps.com, Inc.	360	4,738
Terremark Worldwide, Inc. (I)	1,437	17,194
The Knot, Inc. (I)	974	9,107
United Online, Inc.	29,251	186,183
ValueClick, Inc. (I)(L)	31,201	484,864
VistaPrint NV (I)	34,140	1,376,525
Vocus, Inc. (I)	621	15,202
WebMD Health Corp. (I)	1,857	95,338
Zix Corp. (I)	60,908	233,887

		8,688,487
IT Services - 2.76%
Acxiom Corp. (I)	2,559	43,529
Alliance Data Systems Corp. (I)(L)	23,910	1,508,243
Cardtronics, Inc. (I)	1,131	19,114
China Information Technology, Inc. (I)	1,046	5,523
CSG Systems International, Inc. (I)	16,393	308,516
Echo Global Logistics, Inc. (I)	367	4,202
Euronet Worldwide, Inc. (I)	1,545	25,276
ExlService Holdings, Inc. (I)	492	10,170
Forrester Research, Inc.	532	18,434
Gartner, Inc. (I)	2,567	82,580
Global Cash Access Holdings, Inc. (I)	1,802	4,109
Heartland Payment Systems, Inc.	1,282	20,243
iGate Corp.	1,029	20,580
Integral Systems, Inc. (I)	592	5,399
Jack Henry & Associates, Inc.	2,748	75,130
ManTech International Corp., Class A (I)	777	31,018
MAXIMUS, Inc.	584	35,449
NCI, Inc. (I)	256	5,624
NeuStar, Inc., Class A (I)	2,526	65,272
SRA International, Inc., Class A (I)	1,479	29,018
Syntel, Inc.	562	26,830
TeleTech Holdings, Inc. (I)	1,013	19,206
TNS, Inc. (I)	572	10,994
Unisys Corp. (I)	1,435	32,445
VeriFone Systems, Inc. (I)	27,617	959,691
Virtusa Corp. (I)	489	6,670
Wright Express Corp. (I)	8,174	352,054

		3,725,319
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	1,909	69,564
Semiconductors & Semiconductor Equipment - 4.32%
Advanced Analogic Technologies, Inc. (I)	1,346	4,926
Amkor Technology, Inc. (I)(L)	3,703	25,773
Anadigics, Inc. (I)	2,199	14,118
Applied Micro Circuits Corp. (I)	2,242	20,806
Atheros Communications, Inc. (I)(L)	9,827	319,967
Atmel Corp. (I)	15,541	161,471

218

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ATMI, Inc. (I)	689	$12,368
Cabot Microelectronics Corp. (I)	785	30,984
Cavium Networks, Inc. (I)(L)	1,204	44,301
CEVA, Inc. (I)	715	16,588
Cirrus Logic, Inc. (I)(L)	2,167	33,090
Conexant Systems, Inc. (I)	2,718	3,696
Cymer, Inc. (I)	31,215	1,188,355
Cypress Semiconductor Corp. (I)	2,562	40,147
Diodes, Inc. (I)	1,194	29,492
Energy Conversion Devices, Inc. (I)	818	3,673
Entegris, Inc. (I)	15,517	100,861
Entropic Communications, Inc. (I)	2,525	22,574
Exar Corp. (I)	442	2,961
FEI Company (I)	1,285	30,583
FormFactor, Inc. (I)	563	5,225
GT Solar International, Inc. (I)	3,030	20,271
Hittite Microwave Corp. (I)	821	46,994
Integrated Device Technology, Inc. (I)	2,670	17,168
International Rectifier Corp. (I)	1	28
IXYS Corp. (I)	790	8,840
Kopin Corp. (I)	2,244	9,021
Lattice Semiconductor Corp. (I)	1,379	6,137
Maxlinear, Inc., Class A (I)	247	2,653
Micrel, Inc.	1,469	18,186
Microsemi Corp. (I)	20,287	449,154
MKS Instruments, Inc. (I)	1	20
Monolithic Power Systems, Inc. (I)	73,450	1,184,749
Netlogic Microsystems, Inc. (I)	1,251	39,031
NVE Corp. (I)	6,494	331,129
O2Micro International, Ltd. (I)	18,623	115,463
OmniVision Technologies, Inc. (I)	635	17,964
Pericom Semiconductor Corp. (I)	840	8,392
PMC-Sierra, Inc. (I)	51,670	374,608
Power Integrations, Inc. (L)	938	37,792
Rambus, Inc. (I)	1,886	37,739
Rubicon Technology, Inc. (I)(L)	618	13,559
Rudolph Technologies, Inc. (I)	1	7
Semtech Corp. (I)	1,359	31,787
Sigma Designs, Inc. (I)	312	3,744
Silicon Image, Inc. (I)	44,967	344,897
Silicon Laboratories, Inc. (I)	1,428	60,661
Skyworks Solutions, Inc. (I)	6,016	153,107
Standard Microsystems Corp. (I)	761	20,737
SunPower Corp., Class A (I)	1,220	14,225
SunPower Corp., Class B (I)	919	10,546
Teradyne, Inc. (I)	3,970	47,084
Tessera Technologies, Inc. (I)	1,692	33,688
TriQuint Semiconductor, Inc. (I)	5,240	62,408
Ultratech, Inc. (I)	773	14,200
Varian Semiconductor Equipment
Associates, Inc. (I)	2,519	79,424
Veeco Instruments, Inc. (I)(L)	1,377	60,560
Verigy, Ltd. (I)	2,017	17,266
Volterra Semiconductor Corp. (I)	905	20,381
Zoran Corp. (I)	586	4,032

		5,829,611
Software - 5.30%
ACI Worldwide, Inc. (I)	1,123	28,513
Actuate Corp. (I)	1,421	8,014
Advent Software, Inc. (I)(L)	560	28,885
Ariba, Inc. (I)	10,942	221,411
AsiaInfo Holdings, Inc. (I)	1,749	29,121
Aspen Technology, Inc. (I)	1,931	24,138
Blackbaud, Inc.	1,475	37,332

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Blackboard, Inc. (I)(L)	32,467	$1,349,004
Bottomline Technologies, Inc. (I)	353	6,682
BroadSoft, Inc. (I)	664	15,093
Cadence Design Systems, Inc. (I)	8,963	70,449
China TransInfo Technology Corp. (I)	170	898
Clicksoftware Technologies, Ltd. (I)	43,250	281,125
CommVault Systems, Inc. (I)	1,381	40,229
Compuware Corp. (I)	50,662	521,819
Concur Technologies, Inc. (I)	1,486	76,098
Deltek, Inc. (I)	566	4,041
DemandTec, Inc. (I)	1,012	10,474
Ebix, Inc. (I)	1,181	24,506
EPIQ Systems, Inc.	1,092	13,912
Fortinet, Inc. (I)	1,322	42,132
Informatica Corp. (I)	3,116	128,628
Interactive Intelligence, Inc. (I)	9,512	257,204
Kenexa Corp. (I)	648	11,865
Manhattan Associates, Inc. (I)	3,189	99,146
MICROS Systems, Inc. (I)	2,698	117,957
MicroStrategy, Inc., Class A (I)	294	25,446
Monotype Imaging Holdings, Inc. (I)	766	8,579
Net 1 UEPS Technologies, Inc. (I)	649	7,885
Netscout Systems, Inc. (I)	988	21,825
NetSuite, Inc. (I)	644	15,984
NICE Systems, Ltd., SADR (I)	12,307	377,086
Novell, Inc. (I)	4,126	24,591
Opnet Technologies, Inc.	470	11,430
Parametric Technology Corp. (I)	16,454	352,445
Pegasystems, Inc.	563	17,425
Progress Software Corp. (I)	6,889	265,709
PROS Holdings, Inc. (I)	660	6,303
Quest Software, Inc. (I)	14,070	355,971
Radiant Systems, Inc. (I)	13,002	234,686
Renaissance Learning, Inc.	173	2,036
Rosetta Stone, Inc. (I)	381	7,997
S1 Corp. (I)	1,789	11,342
Smith Micro Software, Inc. (I)	23,550	351,837
SolarWinds, Inc. (I)	1,039	18,557
Solera Holdings, Inc.	9,337	448,176
Sonic Solutions (I)	1,532	15,289
Sourcefire, Inc. (I)	887	24,064
SS&C Technologies Holdings, Inc. (I)	484	9,394
SuccessFactors, Inc. (I)	1,614	48,694
Synchronoss Technologies, Inc. (I)	843	21,910
Take-Two Interactive Software, Inc. (I)	1	11
Taleo Corp. (I)	1,212	37,208
TeleCommunication Systems, Inc. (I)	1,581	7,367
TIBCO Software, Inc. (I)	25,931	509,285
TiVo, Inc. (I)	3,904	32,091
Tyler Technologies, Inc. (I)	4,445	90,722
Ultimate Software Group, Inc. (I)	6,433	282,216
VASCO Data Security International, Inc. (I)	1,013	8,752
Verint Systems, Inc. (I)	517	17,009
Virnetx Holding Corp.	1,199	16,642
Websense, Inc. (I)	715	14,822

		7,149,462

		32,712,540
Materials - 3.43%
Chemicals - 1.41%
Balchem Corp.	953	29,505
Cabot Corp.	5,867	210,039
Calgon Carbon Corp. (I)	1,892	26,431
China Agritech, Inc. (I)(L)	315	3,623

219

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
China Green Agriculture, Inc. (I)	1	$8
Ferro Corp. (I)	2,900	41,383
Georgia Gulf Corp. (I)	400	8,132
Hawkins, Inc.	103	4,484
Innospec, Inc. (I)	801	17,181
Intrepid Potash, Inc. (I)	1,518	46,527
Kraton Performance Polymers, Inc. (I)	735	20,933
Kronos Worldwide, Inc.	10,460	441,203
Landec Corp. (I)	847	5,302
LSB Industries, Inc. (I)	568	13,098
NewMarket Corp.	412	51,830
PolyOne Corp. (I)	2,037	25,381
Rockwood Holdings, Inc. (I)	1,153	44,010
Solutia, Inc. (I)	21,299	455,373
Spartech Corp. (I)	677	6,438
Stepan Company	135	9,524
STR Holdings, Inc. (I)(L)	18,165	326,062
TPC Group, Inc. (I)	230	6,422
W.R. Grace & Company (I)	2,450	82,002
Yongye International, Inc. (I)	844	6,600
Zep, Inc.	731	13,268
Zoltek Companies, Inc. (I)	985	8,954

		1,903,713
Construction Materials - 0.00%
United States Lime & Minerals, Inc. (I)	75	3,075
Containers & Packaging - 0.61%
Boise, Inc.	1,299	9,548
Graham Packaging Company, Inc. (I)	627	7,900
Graphic Packaging Holding Company (I)	1,439	5,353
Rock-Tenn Company, Class A	7,553	408,542
Silgan Holdings, Inc.	10,505	359,691
Temple-Inland, Inc.	1,207	25,311

		816,345
Metals & Mining - 1.07%
AK Steel Holding Corp.	1,297	17,224
Allied Nevada Gold Corp. (I)	2,684	71,770
Brush Engineered Materials, Inc. (I)	685	24,112
Capital Gold Corp. (I)	2,060	9,497
Contango ORE, Inc. (I)	47	0
General Moly, Inc. (I)(L)	2,077	11,465
Globe Specialty Metals, Inc.	2,127	34,479
Golden Minerals Company (I)	359	10,174
Gulf Resources, Inc. (I)	700	7,133
Haynes International, Inc.	205	7,927
Hecla Mining Company (I)(L)	8,623	82,695
Horsehead Holding Corp. (I)	1,460	16,980
Metals USA Holdings Corp. (I)	435	5,929
Royal Gold, Inc.	858	44,204
RTI International Metals, Inc. (I)	9,523	270,168
Schnitzer Steel Industries, Inc.	775	44,245
Stillwater Mining Company (I)(L)	23,490	444,431
Thompson Creek Metals Company, Inc. (I)	25,944	315,220
US Gold Corp. (I)	3,137	20,579
Worthington Industries, Inc.	722	11,566

		1,449,798
Paper & Forest Products - 0.34%
Buckeye Technologies, Inc.	17,514	348,879
Clearwater Paper Corp. (I)	387	31,154
Deltic Timber Corp.	189	9,830
KapStone Paper and Packaging Corp. (I)	1,161	17,090
P.H. Glatfelter Company	541	6,730

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	618	$38,817

		452,500

		4,625,431
Telecommunication Services - 2.52%
Diversified Telecommunication Services - 1.49%
AboveNet, Inc.	509	29,878
Alaska Communications Systems Group, Inc. 1,499		15,799
Atlantic Tele-Network, Inc.	4,198	143,949
Cbeyond, Inc. (I)	830	10,939
Cogent Communications Group, Inc. (I)(L)	99,118	1,197,345
General Communication, Inc., Class A (I)	1,048	11,811
Global Crossing, Ltd. (I)	1,120	14,974
Hughes Communications, Inc. (I)	331	13,108
Iridium Communications, Inc. (I)	457	4,268
Level 3 Communications, Inc. (I)	36,412	36,412
Neutral Tandem, Inc. (I)(L)	29,228	420,006
PAETEC Holding Corp. (I)	4,395	16,262
Premiere Global Services, Inc. (I)	1,257	8,874
TW Telecom, Inc. (I)	4,848	79,895
Vonage Holdings Corp. (I)	3,920	9,486

		2,013,006
Wireless Telecommunication Services - 1.03%
ICO Global Communications
Holdings, Ltd. (I)	5,386	8,133
Leap Wireless International, Inc. (I)	2,111	22,978
NII Holdings, Inc. (I)	34,270	1,328,305
Shenandoah Telecommunications Company	760	13,292
USA Mobility, Inc.	747	12,714

		1,385,422

		3,398,428
Utilities - 0.30%
Electric Utilities - 0.08%
ITC Holdings Corp.	1,694	102,572
Gas Utilities - 0.00%
China Natural Gas, Inc. (I)(L)	1	5
Independent Power Producers & Energy Traders - 0.03%
Dynegy, Inc. (I)	1,212	6,169
Ormat Technologies, Inc.	689	18,465
RRI Energy, Inc. (I)	4,172	14,685

		39,319
Multi-Utilities - 0.19%
Avista Corp.	11,970	255,799

		397,695

TOTAL COMMON STOCKS (Cost $109,053,165)		$132,366,168

INVESTMENT COMPANIES - 0.08%
iShares Russell 2000 Growth Index Fund (L)	1,330	108,329

TOTAL INVESTMENT COMPANIES (Cost $107,619)		$108,329

SHORT-TERM INVESTMENTS - 17.67%
Repurchase Agreement - 1.91%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $2,583,001 on 12/01/2010,
collateralized by $2,610,000 U.S. Treasury
Notes, 1.000% due 04/30/2012 (valued at
$2,635,056, including interest)	$2,583,000	2,583,000

220

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* - 0.59%
Federal Home Loan Bank Discount Notes,
0.070%, 12//01/2010	$130,000	$130,000
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	670,761	670,761

		800,761
Securities Lending Collateral - 15.17%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	2,043,778	20,452,293

TOTAL SHORT-TERM INVESTMENTS (Cost $23,839,132)		$23,836,054

Total Investments (Smaller Company Growth Fund)
(Cost $132,999,916) - 115.91%		$156,310,551
Other assets and liabilities, net - (15.91%)		(21,458,655)

TOTAL NET ASSETS - 100.00%		$134,851,896

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 21.73%
U.S. Treasury Bonds - 0.96%
2.625%, 04/30/2016	$2,475,000	$2,604,744
3.500%, 02/15/2039	1,140,000	1,021,013
4.500%, 08/15/2039	500,000	533,281
4.625%, 02/15/2040	2,370,000	2,579,968
6.125%, 08/15/2029 (F)	945,000	1,247,547
7.125%, 02/15/2023	365,000	511,342
7.250%, 08/15/2022	185,000	260,821

		8,758,716
U.S. Treasury Notes - 2.26%
1.000%, 08/31/2011 to 07/15/2013	1,805,000	1,820,547
1.125%, 01/15/2012	680,000	686,003
2.250%, 05/31/2014	1,000,000	1,046,484
2.625%, 07/31/2014 to 11/15/2020	11,930,000	12,453,212
4.000%, 08/15/2018	4,195,000	4,706,593

		20,712,839
U.S. Treasury Strips - 0.01%
U.S. Treasury Strips
Zero Coupon 05/15/2021	180,000	129,144
Federal Home Loan Mortgage Corp. - 2.50%
0.875%, 10/28/2013	890,000	889,996
1.750%, 09/10/2015	900,000	903,196
2.704%, 07/01/2035 (P)	33,283	34,942
2.711%, 07/01/2035 (P)	62,536	65,657
2.854%, 02/01/2035 (P)	106,739	112,114
2.940%, 09/01/2032 (P)	4,343	4,576
4.000%, 09/01/2040 to 10/01/2040	2,098,108	2,126,994
4.500%, 11/01/2018 to 09/01/2040	4,694,425	4,892,848
4.590%, 01/01/2036 (P)	100,407	104,372
4.617%, 06/01/2038 (P)	112,822	118,175
4.694%, 07/01/2038 (P)	197,481	207,934
5.000%, 10/01/2018 to 04/01/2040	5,283,226	5,606,424
5.038%, 11/01/2035 (P)	22,219	23,451
5.053%, 03/01/2036 (P)	43,011	45,297
5.100%, 09/01/2035 (P)	85,059	89,361
5.212%, 02/01/2037 (P)	43,738	46,257
5.285%, 02/01/2037 (P)	103,954	109,736
5.341%, 04/01/2037 (P)	258,466	273,436

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.368%, 05/01/2037 (P)	$82,724	$87,300
5.380%, 02/01/2038 (P)	264,901	280,260
5.408%, 01/01/2036 (P)	8,130	8,578
5.500%, 03/01/2018 to 10/01/2038	4,024,805	4,314,695
5.514%, 10/01/2036 (P)	310,270	324,246
5.789%, 02/01/2037 (P)	65,041	68,839
5.900%, 01/01/2037 (P)	23,153	24,425
5.922%, 12/01/2036 (P)	305,304	326,771
5.994%, 11/01/2036 (P)	228,334	244,389
5.997%, 10/01/2036 (P)	301,515	322,715
6.000%, 11/01/2011 to 12/01/2033	529,310	577,775
6.090%, 10/01/2036 (P)	235,514	252,073
6.237%, 08/01/2036 (P)	264,701	282,785
6.500%, 05/01/2017 to 11/01/2033	105,651	117,461
7.000%, 02/01/2024 to 06/01/2032	25,351	28,497
7.500%, 05/01/2024 to 06/01/2024	2,897	3,255
10.500%, 05/01/2019	141	164

		22,918,994
Federal National Mortgage Association - 8.06%
1.000%, 09/23/2013	325,000	326,164
1.988%, 10/01/2033 (P)	70,550	72,321
2.621%, 07/01/2035 (P)	51,743	54,094
2.753%, 11/01/2035 (P)	98,809	102,720
3.066%, 07/01/2027 (P)	1,125	1,156
3.875%, 07/12/2013	1,795,000	1,939,589
4.000%, 02/01/2025 to 11/01/2040	13,415,183	13,754,645
4.500%, 05/01/2019 to 11/01/2040	14,277,981	14,968,130
4.711%, 09/01/2035 (P)	289,821	304,844
4.821%, 04/01/2038 (P)	146,738	154,390
4.823%, 05/01/2038 (P)	78,348	82,771
4.835%, 05/01/2038 (P)	279,692	295,853
4.876%, 05/01/2038 (P)	260,035	275,676
4.919%, 08/01/2038 (P)	171,959	180,704
5.000%, 03/01/2018 to 09/01/2040	11,092,018	11,790,543
5.287%, 12/01/2035 (P)	20,373	21,644
5.291%, 12/01/2035 (P)	16,918	17,949
5.416%, 07/01/2036 (P)	98,089	102,736
5.427%, 12/01/2035 (P)	22,448	23,705
5.431%, 09/01/2037 (P)	97,690	102,342
5.441%, 06/01/2037 (P)	96,730	102,902
5.487%, 12/01/2035 (P)	36,299	38,416
5.490%, 01/01/2019 (P)	852	899
5.500%, 07/01/2013 to 09/01/2040	13,657,981	14,735,492
5.502%, 01/01/2037 (P)	110,725	117,064
5.749%, 08/01/2037 (P)	121,720	128,947
5.899%, 12/01/2036 (P)	156,010	164,790
5.978%, 09/01/2036 (P)	155,965	166,931
6.000%, 03/01/2021 to 09/01/2038	9,583,793	10,492,430
6.044%, 08/01/2036 (P)	201,779	210,418
6.500%, 06/01/2013 to 04/01/2038	2,243,929	2,514,262
7.000%, 12/01/2029 to 04/01/2037	40,184	45,136
7.125%, 01/15/2030	365,000	508,309

		73,797,972
Government National Mortgage Association - 7.65%
4.000%, 08/20/2040 to 11/20/2040	5,361,765	5,505,780
4.500%, 03/20/2036 to 11/20/2040	15,142,476	16,010,293
5.000%, 02/15/2018 to 11/20/2040	21,685,179	23,330,436
5.500%, TBA	250,278	271,239
5.500%, 02/15/2029 to 07/20/2040	10,952,535	11,934,704
6.000%, 11/15/2012 to 06/20/2040	6,954,704	7,669,804
6.500%, 12/15/2014 to 08/15/2037	3,344,924	3,775,232
7.000%, 04/15/2017 to 10/20/2036	1,324,844	1,492,288

221

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
9.250%, 10/15/2016 to 12/15/2019		$2,721	$3,094
9.750%, 07/15/2017 to 02/15/2021		3,014	3,501
10.250%, 11/15/2020		2,091	2,488
11.750%, 08/15/2013		796	882
12.000%, 12/15/2012		56	60
12.250%, 03/15/2014 to 07/20/2015		617	713
12.750%, 12/20/2013 to 11/20/2014		638	739

			70,001,253
Treasury Inflation Protected Securities (D) - 0.29%
1.250%, 07/15/2020		986,576	1,038,448
1.750%, 01/15/2028		83,414	88,562
2.500%, 01/15/2029		45,783	54,045
0.500%, 04/15/2015		1,411,130	1,453,354

			2,634,409

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $193,416,019)			$198,953,327

FOREIGN GOVERNMENT
OBLIGATIONS - 13.68%
Argentina - 0.32%
City of Buenos Aires
12.500%, 04/06/2015 (S)		350,000	382,375
Republic of Argentina
5.830%, 12/31/2033 (P)	ARS	770,000	353,677
7.000%, 10/03/2015 to 04/17/2017		$600,000	532,250
7.875%, 04/11/2011		100,200	100,200
8.280%, 12/31/2033		1,413,309	1,257,845
8.750%, 06/02/2017		270,000	272,700

			2,899,047
Austria - 0.02%
Republic of Austria
6.250%, 07/15/2027	EUR	98,000	169,614
Belgium - 0.13%
Kingdom of Belgium
4.000%, 03/28/2018		314,000	418,206
4.250%, 09/28/2013		197,000	269,435
5.000%, 09/28/2012 to 03/28/2035		344,000	489,457

			1,177,098
Bermuda - 0.02%
Government of Bermuda
5.603%, 07/20/2020 (S)		$200,000	214,250
Brazil - 1.31%
Federative Republic of Brazil
4.875%, 01/22/2021		150,000	159,525
5.625%, 01/07/2041		1,410,000	1,455,825
5.875%, 01/15/2019		565,000	657,474
6.000%, 05/15/2015 to 08/15/2020	BRL	2,878,255	3,279,253
7.125%, 01/20/2037		$860,000	1,059,951
8.750%, 02/04/2025		475,000	679,250
8.875%, 10/14/2019		250,000	343,125
10.000%, 01/01/2011 to 01/01/2021	BRL	7,768,000	4,399,828

			12,034,231
Canada - 0.63%
Canada Housing Trust
4.000%, 06/15/2012	CAD	870,000	878,077
Government of Canada
3.500%, 06/01/2013 to 06/01/2020		2,089,000	2,108,143
3.750%, 06/01/2019		123,000	126,681
4.000%, 06/01/2017		85,000	89,494
4.500%, 06/01/2015		384,000	410,200

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada (continued)
5.000%, 06/01/2037	CAD	325,000	$395,873
5.250%, 06/01/2012		832,000	855,480
Province of Ontario
4.200%, 06/02/2020		$600,000	603,513
Province of Quebec
5.000%, 12/01/2038		270,000	286,389

			5,753,850
Chile - 0.01%
Republic of Chile
3.875%, 08/05/2020		$130,000	131,950
Congo - 0.01%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		109,250	67,735
Denmark - 0.08%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	630,419
7.000%, 11/10/2024		364,000	91,649

			722,068
Dominican Republic - 0.02%
Government of Dominican Republic
7.500%, 05/06/2021		$200,000	220,020
Egypt - 0.06%
Arab Republic of Egypt
5.750%, 04/29/2020		300,000	321,000
6.875%, 04/30/2040		200,000	218,000

			539,000
France - 0.61%
Government of France
3.750%, 01/12/2012	EUR	1,700,000	2,276,307
4.000%, 10/25/2014		887,000	1,247,752
5.500%, 04/25/2029		386,000	630,779
5.750%, 10/25/2032		813,000	1,396,995

			5,551,833
Gabon - 0.03%
Republic of Gabon
8.200%, 12/12/2017		$250,000	291,750
Germany - 1.46%
Federal Republic of Germany
3.000%, 07/04/2020	EUR	622,000	830,285
3.250%, 07/04/2015		653,000	908,546
4.000%, 01/04/2037		1,059,000	1,566,658
4.500%, 01/04/2013		3,030,000	4,229,767
4.750%, 07/04/2028 to 07/04/2034		356,000	575,100
5.000%, 01/04/2012		911,000	1,238,682
5.250%, 01/04/2011		3,110,000	4,052,722

			13,401,760
Ghana - 0.02%
Republic of Ghana
8.500%, 10/04/2017		$150,000	170,438
Greece - 0.02%
Republic of Greece
4.625%, 06/25/2013		185,000	154,659
Grenada - 0.02%
Government of Grenada
2.500%, 09/15/2025		430,000	223,600

222

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Hungary - 0.04%
Republic of Hungary
6.250%, 01/29/2020		$204,000	$198,900
6.500%, 06/24/2019	HUF	26,190,000	106,234
6.750%, 02/24/2017		22,240,000	93,816

			398,950
Indonesia - 0.20%
Republic of Indonesia
6.625%, 02/17/2037		$100,000	114,204
6.875%, 01/17/2018		300,000	359,250
7.750%, 01/17/2038		300,000	383,706
8.250%, 07/15/2021	IDR	2,415,000,000	277,119
11.000%, 09/15/2025		2,000,000,000	266,166
11.625%, 03/04/2019 (S)		$300,000	456,750

			1,857,195
Iraq - 0.19%
Republic of Iraq
5.800%, 01/15/2028		2,007,000	1,766,160
Italy - 0.58%
Republic of Italy
4.000%, 02/01/2037	EUR	1,179,000	1,266,392
4.250%, 08/01/2014		613,000	816,934
4.500%, 02/01/2018		996,000	1,317,138
5.000%, 02/01/2012		348,000	462,997
5.250%, 08/01/2017		791,000	1,093,241
7.250%, 11/01/2026		198,000	315,459

			5,272,161
Jamaica - 0.07%
Government of Jamaica
9.000%, 06/02/2015		$215,000	227,900
10.625%, 06/20/2017		350,000	399,000

			626,900
Japan - 2.58%
Government of Japan
0.600%, 09/20/2014	JPY	154,350,000	1,861,399
1.300%, 12/20/2013 to 06/20/2020		384,200,000	4,721,961
1.400%, 03/20/2018		217,500,000	2,710,800
1.500%, 06/20/2019		54,050,000	672,141
1.700%, 09/20/2016 to 03/20/2017		334,650,000	4,254,310
1.900%, 03/20/2025		156,100,000	1,922,593
2.000%, 06/20/2022 to 12/20/2033		125,350,000	1,522,124
2.200%, 06/22/2020		117,350,000	1,536,413
2.300%, 06/20/2028 to 03/20/2040		348,900,000	4,427,553

			23,629,294
Jordan - 0.02%
Government of Jordan
3.875%, 11/12/2015		$200,000	193,500
Lebanon - 0.08%
Republic of Lebanon
4.000%, 12/31/2017		187,500	183,281
7.000%, 12/03/2024		250,000	258,750
8.250%, 04/12/2021		100,000	115,775
9.000%, 03/20/2017		175,000	210,091

			767,897
Lithuania - 0.20%
Republic of Lithuania
5.125%, 09/14/2017 (S)		200,000	199,191
6.750%, 01/15/2015 (S)		540,000	583,663
7.375%, 02/11/2020		915,000	1,006,500

			1,789,354

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia - 0.14%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	277,017
3.702%, 02/25/2013		805,000	257,343
4.012%, 09/15/2017		617,000	199,710
4.378%, 11/29/2019		1,300,000	428,835
4.498%, 04/15/2030		350,000	116,032

			1,278,937
Mexico - 0.82%
Government of Mexico
5.125%, 01/15/2020		$300,000	324,000
5.625%, 01/15/2017		90,000	101,250
5.950%, 03/19/2019		1,474,000	1,691,415
8.000%, 06/11/2020 to 12/07/2023	MXN	2,808,300	244,858
8.500%, 12/13/2018 to 11/18/2038		30,097,000	2,655,810
9.000%, 12/22/2011		5,000,000	419,720
10.000%, 12/05/2024 to 11/20/2036		20,456,000	2,055,946

			7,492,999
Netherlands - 0.05%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	277,000	464,552
Pakistan - 0.02%
Islamic Republic of Pakistan
7.125%, 03/31/2016		$180,000	165,676
Peru - 0.06%
Republic of Peru
5.625%, 11/18/2050		500,000	481,250
7.840%, 08/12/2020 (S)	PEN	175,000	69,863

			551,113
Philippines - 0.19%
Republic of Philippines
6.375%, 01/15/2032 to 10/23/2034		$1,550,000	1,698,750
Poland - 0.28%
Republic of Poland
3.875%, 07/16/2015		170,000	170,630
5.500%, 04/25/2015 to 10/25/2019	PLN	4,408,000	1,411,710
5.750%, 09/23/2022		2,226,000	696,046
6.250%, 10/24/2015		765,000	254,123

			2,532,509
Russia - 0.68%
Government of Russia
7.500%, 03/31/2030		$5,422,805	6,243,275
Serbia - 0.08%
Republic of Serbia
6.750%, 11/01/2024		728,000	709,800
South Africa - 0.41%
Republic of South Africa
5.500%, 03/09/2020		245,000	267,050
6.500%, 06/02/2014		135,000	153,900
6.750%, 03/31/2021	ZAR	11,950,000	1,506,934
8.000%, 12/21/2018		2,960,000	412,048
8.250%, 09/15/2017		4,795,000	681,744
13.500%, 09/15/2015		4,317,000	754,549

			3,776,225
South Korea - 0.24%
Republic of Korea
4.500%, 03/10/2015	KRW	1,116,900,000	994,253
5.000%, 06/10/2020		1,342,340,000	1,212,905

			2,207,158

223

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain - 0.04%
Kingdom of Spain
5.750%, 07/30/2032	EUR	301,000	373,752
Sri Lanka - 0.03%
Government of Sri Lanka
6.250%, 10/04/2020 (S)		$260,000	267,800
Sweden - 0.17%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	542,008
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	550,111
5.125%, 03/01/2017		$425,000	487,366

			1,579,485
Turkey - 0.65%
Republic of Turkey
4.500%, 02/11/2015	TRY	417,331	317,043
5.625%, 03/30/2021		$1,000,000	1,076,000
6.750%, 05/30/2040		550,000	621,500
6.875%, 03/17/2036		185,000	212,750
7.000%, 03/11/2019 to 06/05/2020		1,738,000	2,081,445
7.500%, 11/07/2019		180,000	220,050
8.000%, 02/14/2034		437,000	568,100
10.000%, 06/17/2015	TRY	200,000	141,565
10.500%, 01/15/2020		1,000,000	728,712

			5,967,165
Ukraine - 0.12%
Republic of Ukraine
6.580%, 11/21/2016		$325,000	309,368
7.650%, 06/11/2013		250,000	254,245
7.750%, 09/23/2020 (S)		500,000	483,790

			1,047,403
United Arab Emirates - 0.03%
Mubadala Development Company
5.750%, 05/06/2014 (S)		250,000	272,929
United Kingdom - 0.64%
Government of United Kingdom
2.750%, 01/22/2015	GBP	209,000	337,946
4.250%, 06/07/2032 to 09/07/2039		2,350,000	3,685,786
4.500%, 03/07/2013 to 03/07/2019		656,000	1,106,966
8.750%, 08/25/2017		328,000	709,451

			5,840,149
Venezuela - 0.27%
Republic of Venezuela
5.750%, 02/26/2016		$1,000,000	667,500
6.000%, 12/09/2020		145,000	79,750
7.000%, 12/01/2018		84,000	51,660
7.650%, 04/21/2025		500,000	285,000
7.750%, 10/13/2019		52,500	33,075
8.500%, 10/08/2014		587,000	478,405
12.750%, 08/23/2022		1,000,000	847,500

			2,442,890
Vietnam - 0.03%
Socialist Republic of Vietnam
6.750%, 01/29/2020		275,000	306,321

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $121,621,436)			$125,243,202

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 40.84%
Consumer Discretionary - 5.19%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		$475,000	$503,500
Advance Auto Parts, Inc.
5.750%, 05/01/2020		280,000	302,361
Affinia Group, Inc.
9.000%, 11/30/2014		100,000	101,500
10.750%, 08/15/2016 (S)		100,000	111,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		638,000	695,420
American Honda Finance Corp.
6.250%, 07/16/2013	EUR	50,000	71,516
Ameristar Casinos, Inc.
9.250%, 06/01/2014		$350,000	374,500
Arcos Dorados BV
7.500%, 10/01/2019 (S)		500,000	542,500
AutoZone, Inc.
4.000%, 11/15/2020		325,000	312,385
Bankrate, Inc.
11.750%, 07/15/2015 (S)		225,000	245,250
Banque PSA Finance
3.625%, 04/29/2014	EUR	50,000	64,766
Beazer Homes USA, Inc.
9.125%, 06/15/2018 to 05/15/2019 (S)		$700,000	669,813
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	137,421
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$155,000	178,209
9.500%, 11/15/2018 (S)		180,000	243,763
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	111,234
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		$275,000	282,563
Cablevision Systems Corp.
8.000%, 04/15/2020		225,000	241,313
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		500,000	545,000
CBS Corp.
6.625%, 05/15/2011		160,000	163,804
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		150,000	176,438
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.250%, 10/30/2017 (S)		500,000	505,000
8.125%, 04/30/2020 (S)		175,000	183,750
Cedar Fair LP/Canada’s Wonderland
Company/Magnum Management Corp.
9.125%, 08/01/2018 (S)		300,000	319,500
Cequel Communications Holdings I
LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)		375,000	384,375
Charter Communications, Inc.
10.875%, 09/15/2014 (S)		300,000	334,500
Cinemark USA, Inc.
8.625%, 06/15/2019		525,000	563,063
Cirsa Finance Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	300,000	379,680
Codere Finance Luxembourg SA
8.250%, 06/15/2015 (S)		730,000	900,198
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		$149,000	171,299
Comcast Cable Communications, Inc.
6.750%, 01/30/2011		345,000	348,298

224

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Comcast Corp.
6.400%, 03/01/2040		$30,000	$31,970
6.950%, 08/15/2037		145,000	164,812
Compass Group PLC
7.000%, 12/08/2014	GBP	45,000	80,166
Conti-Gummi Finance BV
6.500%, 01/15/2016 (S)	EUR	75,000	96,429
7.500%, 09/15/2017 (S)		225,000	294,617
8.500%, 07/15/2015 (S)		50,000	69,607
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		$100,000	112,500
COX Communications, Inc.
5.450%, 12/15/2014		215,000	240,327
6.250%, 06/01/2018 (S)		255,000	292,708
8.375%, 03/01/2039 (S)		115,000	150,204
CSC Holdings LLC
8.500%, 06/15/2015		50,000	54,250
Daimler Finance North America LLC
6.500%, 11/15/2013		460,000	525,425
7.750%, 01/18/2011		420,000	423,621
DineEquity, Inc.
9.500%, 10/30/2018 (S)		350,000	362,250
DIRECTV Holdings LLC
3.550%, 03/15/2015		325,000	335,615
DirecTV Holdings LLC
4.750%, 10/01/2014		420,000	454,023
DIRECTV Holdings LLC
5.875%, 10/01/2019		475,000	527,966
Discovery Communications LLC
5.625%, 08/15/2019		370,000	416,974
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	107,000
Education Management LLC / Education
Management Finance Corp.
8.750%, 06/01/2014		300,000	305,625
Education Management LLC/Education
Management Finance Corp.
10.250%, 06/01/2016		48,000	48,960
Fiat Finance & Trade, Ltd.
6.625%, 02/15/2013	EUR	55,000	72,821
Ford Motor Company
7.450%, 07/16/2031		$275,000	295,625
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	324,188
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)		200,000	201,000
Grupo Posadas SAB de CV
9.250%, 01/15/2015 (S)		300,000	267,000
Grupo Televisa SA
6.625%, 01/15/2040		285,000	314,746
Hanesbrands, Inc.
6.375%, 12/15/2020 (S)		400,000	380,000
8.000%, 12/15/2016		150,000	159,563
Hella KGaA Hueck & Company
7.250%, 10/20/2014	EUR	70,000	98,361
Historic TW, Inc.
6.875%, 06/15/2018		$740,000	888,918
Home Depot, Inc.
5.200%, 03/01/2011		200,000	202,317
5.400%, 03/01/2016		345,000	393,915
HSN, Inc.
11.250%, 08/01/2016		125,000	142,188
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)		510,000	544,035

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017		$400,000	$466,000
ITT Corp.
7.375%, 11/15/2015		125,000	141,406
ITV PLC
10.000%, 06/30/2014	EUR	50,000	75,288
JC Penney Company, Inc.
5.650%, 06/01/2020		$220,000	212,300
7.125%, 11/15/2023		50,000	52,000
JC Penney Corp., Inc.
7.400%, 04/01/2037		200,000	187,500
KAR Holdings, Inc.
10.000%, 05/01/2015		1,225,000	1,295,438
Kingfisher PLC
5.625%, 12/15/2014	GBP	30,000	49,886
Lamar Media Corp.
7.875%, 04/15/2018		$300,000	316,500
9.750%, 04/01/2014		200,000	228,500
Lennar Corp.
5.600%, 05/31/2015		45,000	42,413
Levi Strauss & Company
7.625%, 05/15/2020		325,000	333,125
8.875%, 04/01/2016		100,000	105,000
Limited Brands, Inc.
8.500%, 06/15/2019		200,000	230,500
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		350,000	355,250
Lottomatica SpA
5.375%, 12/05/2016	EUR	100,000	130,947
Lowe’s Companies, Inc.
2.125%, 04/15/2016		$320,000	320,713
Mac-Gray Corp.
7.625%, 08/15/2015		525,000	516,141
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012		35,000	36,138
5.900%, 12/01/2016		75,000	80,625
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	49,573
Mattel, Inc.
4.350%, 10/01/2020		$50,000	49,760
McClatchy Company
11.500%, 02/15/2017		350,000	366,625
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	61,427
5.625%, 02/01/2020		260,000	262,107
MGM Mirage, Inc.
13.000%, 11/15/2013		250,000	293,750
MGM Resorts International
9.000%, 03/15/2020 (S)		325,000	354,250
10.375%, 05/15/2014		150,000	166,500
11.125%, 11/15/2017		525,000	593,250
Michaels Stores, Inc.
7.750%, 11/01/2018 (S)		375,000	364,688
11.375%, 11/01/2016		275,000	297,344
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.00% on 11/01/2011)
11/01/2016		625,000	604,688
Michelin Luxembourg SCS
8.625%, 04/24/2014	EUR	50,000	76,869
Mohawk Industries, Inc.
6.875%, 01/15/2016		$125,000	133,750
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)		125,000	126,250
11.750%, 11/15/2016		400,000	453,000

225

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Net Servicos De Comunicacao SA
7.500%, 01/27/2020		$400,000	$464,000
NetFlix, Inc.
8.500%, 11/15/2017		325,000	365,625
News America, Inc.
6.150%, 03/01/2037		170,000	177,952
7.850%, 03/01/2039		85,000	104,905
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		105,000	102,900
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		319,201	309,625
Next PLC
5.875%, 10/12/2016	GBP	50,000	83,262
Nielsen Finance LLC
11.500%, 05/01/2016		$100,000	114,000
Nordstrom, Inc.
4.750%, 05/01/2020		85,000	89,207
6.750%, 06/01/2014		50,000	57,354
O’Charleys, Inc.
9.000%, 11/01/2013		250,000	254,375
Omnicom Group, Inc.
4.450%, 08/15/2020		100,000	101,094
6.250%, 07/15/2019		155,000	179,221
OSI Restaurant Partners, Inc.
10.000%, 06/15/2015		450,000	463,500
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017		275,000	295,969
8.750%, 05/15/2020		200,000	199,750
PPR
8.625%, 04/03/2014	EUR	50,000	76,255
Pulte Homes, Inc.
5.200%, 02/15/2015		$75,000	72,375
QVC, Inc.
7.125%, 04/15/2017 (S)		350,000	367,500
7.500%, 10/01/2019 (S)		325,000	341,250
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	316,500
Regal Entertainment Group
9.125%, 08/15/2018		150,000	158,250
Reynolds Group Issuer, Inc.
7.750%, 10/15/2016 (S)		275,000	286,688
Sealy Mattress Company
8.250%, 06/15/2014		125,000	126,250
10.875%, 04/15/2016 (S)		200,000	226,000
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		200,000	205,625
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		225,000	223,875
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)		400,000	433,000
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		700,000	736,750
9.750%, 09/01/2015 (S)		150,000	165,000
Speedway Motorsports, Inc.
6.750%, 06/01/2013		35,000	35,000
8.750%, 06/01/2016		275,000	295,625
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	103,000
10.750%, 09/15/2016		250,000	285,000
Stanley Black & Decker, Inc.
5.200%, 09/01/2040		155,000	149,978
Staples, Inc.
7.750%, 04/01/2011		190,000	194,214
9.750%, 01/15/2014		100,000	122,683

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Tam Capital 2, Inc.
9.500%, 01/29/2020		$100,000	$109,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		705,000	734,167
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		425,000	465,375
The Neiman Marcus Group, Inc.
10.375%, 10/15/2015		750,000	789,375
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	271,250
Time Warner Cable, Inc.
5.400%, 07/02/2012		470,000	500,572
7.500%, 04/01/2014		240,000	279,280
8.250%, 02/14/2014		215,000	253,868
Time Warner, Inc.
7.700%, 05/01/2032		95,000	115,842
Toys R Us - Delaware, Inc.
7.375%, 09/01/2016 (S)		300,000	313,125
Toys R Us Property Company LLC
8.500%, 12/01/2017		300,000	318,750
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)		325,000	338,000
Universal City Development Partners, Ltd.
/ UCDP Finance, Inc.
8.875%, 11/15/2015		350,000	369,250
10.875%, 11/15/2016		150,000	162,750
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		550,000	562,375
8.500%, 05/15/2021 (S)		475,000	453,625
UPC Germany GmbH
9.625%, 12/01/2019 (S)	EUR	57,000	78,428
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		$125,000	133,513
9.500%, 01/21/2020 (S)		100,000	114,500
Videotron Ltee
6.375%, 12/15/2015		50,000	50,625
9.125%, 04/15/2018		100,000	110,750
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		575,000	626,750
Whirlpool Corp.
6.125%, 06/15/2011		80,000	82,176
WPP PLC
6.625%, 05/12/2016	EUR	50,000	73,283
Wyndham Worldwide Corp.
7.375%, 03/01/2020		$115,000	125,569
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020		350,000	369,250
7.875%, 11/01/2017		925,000	981,656
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		175,000	175,000
13.000%, 08/01/2013 (S)		1,125,000	1,316,250

			47,531,057
Consumer Staples - 2.10%
Alliance One International, Inc.
10.000%, 07/15/2016		425,000	444,125
Altria Group, Inc.
4.125%, 09/11/2015		475,000	503,534
8.500%, 11/10/2013		645,000	768,663
9.250%, 08/06/2019		295,000	393,183
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	20,000	35,925
8.625%, 01/30/2017	EUR	50,000	83,493

226

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012		$265,000	274,450
7.200%, 01/15/2014 (S)		200,000	232,713
Arcor
7.250%, 11/09/2017 (S)		220,000	229,540
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	148,586
BAT International Finance PLC
5.375%, 06/29/2017		100,000	145,121
6.375%, 12/12/2019	GBP	25,000	44,208
8.125%, 11/15/2013 (S)		$625,000	738,942
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	106,000
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	311,340
Campofrio Food SA
8.250%, 10/31/2016 (S)	EUR	62,000	79,272
Carlsberg Breweries A/S
6.000%, 05/28/2014		100,000	143,618
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	68,986
6.375%, 04/04/2013		50,000	70,326
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016		60,000	80,220
9.125%, 12/01/2016 (S)		$275,000	288,750
Central Garden and Pet Company
8.250%, 03/01/2018		225,000	230,063
Coca-Cola Company
0.750%, 11/15/2013		425,000	421,689
1.500%, 11/15/2015		365,000	356,946
Coca-cola Enterprises, Inc.
1.125%, 11/12/2013		220,000	218,980
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		245,000	259,580
Constellation Brands, Inc.
8.375%, 12/15/2014		25,000	27,531
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		450,000	513,000
Cott Beverages, Inc.
8.375%, 11/15/2017		125,000	132,813
Del Monte Corp.
7.500%, 10/15/2019		25,000	28,313
Delhaize Group
5.625%, 06/27/2014	EUR	50,000	70,689
Delhaize Group SA
6.500%, 06/15/2017		$250,000	292,101
Dole Food Company, Inc.
13.875%, 03/15/2014		130,000	157,625
DP World, Ltd.
6.850%, 07/02/2037 (S)		490,000	437,885
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)		710,000	731,618
Heineken NV
7.125%, 04/07/2014	EUR	75,000	109,522
7.250%, 03/10/2015	GBP	25,000	44,438
Hertz Corp.
7.500%, 10/15/2018 (S)		$475,000	479,750
Imperial Tobacco Finance PLC
4.375%, 11/22/2013	EUR	100,000	136,414
6.875%, 06/13/2012	GBP	49,000	81,440
iPayment, Inc.
9.750%, 05/15/2014		$425,000	393,125
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		550,000	550,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014		$275,000	$320,375
Kraft Foods, Inc.
6.500%, 02/09/2040		460,000	527,159
Kroger Company
6.800%, 04/01/2011		290,000	295,855
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	407,250
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	25,342
MHP SA
10.250%, 04/29/2015		$635,000	657,225
Michael Foods, Inc.
9.750%, 07/15/2018 (S)		525,000	567,000
Minerva Overseas, Ltd.
10.875%, 11/15/2019 (S)		275,000	286,000
Novasep Holding SAS
9.750%, 12/15/2016 (S)		225,000	153,000
Pernod-Ricard SA
7.000%, 01/15/2015	EUR	50,000	71,420
Philip Morris International, Inc.
5.875%, 09/04/2015		50,000	74,369
R&R Ice Cream, Ltd.
8.375%, 11/15/2017 (S)		200,000	263,504
Ralcorp Holdings Corp.
4.950%, 08/15/2020		$160,000	165,340
Reddy Ice Corp.
11.250%, 03/15/2015		150,000	151,500
Reynolds American, Inc.
7.250%, 06/01/2013		485,000	543,869
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC
7.125%, 04/15/2019 (S)		325,000	330,688
7.750%, 10/15/2016	EUR	90,000	120,329
Rite Aid Corp.
8.000%, 08/15/2020 (S)		$300,000	309,000
8.625%, 03/01/2015		400,000	340,000
9.750%, 06/12/2016		125,000	134,219
10.250%, 10/15/2019		375,000	389,063
10.375%, 07/15/2016		75,000	77,813
SABMiller PLC
6.200%, 07/01/2011 (S)		355,000	365,752
Safeway, Inc.
5.800%, 08/15/2012		150,000	162,472
Smithfield Foods, Inc.
7.750%, 07/01/2017		125,000	126,250
10.000%, 07/15/2014 (S)		75,000	84,750
Susser Holdings LLC / Susser
Finance Corp.
8.500%, 05/15/2016		300,000	318,000
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	75,308
6.125%, 02/24/2022	GBP	50,000	85,773
The Hertz Corp.
7.875%, 01/01/2014	EUR	78,000	101,248
The Kroger Company
5.400%, 07/15/2040		$175,000	171,942
US Foodservice Corp.
10.250%, 06/30/2015 (S)		450,000	456,750
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	148,253
Wesfarmers, Ltd.
3.875%, 07/10/2015	EUR	50,000	67,489

			19,238,824

227

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 4.99%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		$300,000	318,000
Alta Mesa Holdings/Alta Mesa Finance
Services Corp.
9.625%, 10/15/2018 (S)		350,000	339,500
Anadarko Petroleum Corp.
6.200%, 03/15/2040		60,000	56,751
6.375%, 09/15/2017		695,000	750,476
8.700%, 03/15/2019		320,000	390,696
Antero Resources Finance Corp.
9.375%, 12/01/2017		650,000	669,500
Apache Corp.
5.100%, 09/01/2040		605,000	589,576
Arch Western Finance LLC
6.750%, 07/01/2013		35,000	35,394
Berry Petroleum Company
6.750%, 11/01/2020		225,000	223,875
10.250%, 06/01/2014		150,000	170,250
BG Energy Capital PLC
5.125%, 12/07/2017	GBP	50,000	85,034
Bill Barrett Corp.
9.875%, 07/15/2016		$300,000	327,000
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	225,908
BP Capital Markets PLC
3.125%, 10/01/2015		355,000	356,965
Buckeye Partners LP
5.500%, 08/15/2019		505,000	552,012
6.050%, 01/15/2018		140,000	155,911
Canadian Natural Resources, Ltd.
4.500%, 01/23/2013	CAD	25,000	25,417
5.150%, 02/01/2013		$180,000	194,292
5.450%, 10/01/2012		65,000	69,842
6.250%, 03/15/2038		305,000	342,042
6.450%, 06/30/2033		75,000	85,477
Chesapeake Energy Corp.
6.625%, 08/15/2020		925,000	931,938
9.500%, 02/15/2015		100,000	112,000
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015		150,000	153,750
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	166,279
Complete Production Services, Inc.
8.000%, 12/15/2016		725,000	743,125
Concho Resources, Inc.
8.625%, 10/01/2017		675,000	720,563
Connacher Oil and Gas, Ltd.
10.250%, 12/15/2015 (S)		800,000	788,000
Consol Energy, Inc.
8.000%, 04/01/2017 (S)		550,000	591,250
8.250%, 04/01/2020 (S)		350,000	378,875
Continental Resources, Inc.
7.125%, 04/01/2021 (S)		225,000	236,250
DCP Midstream LLC
9.700%, 12/01/2013 (S)		140,000	169,922
DCP Midstream Operating LP
3.250%, 10/01/2015		150,000	150,529
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	407,660
9.750%, 03/01/2016		325,000	359,938
Devon Energy Corp.
5.625%, 01/15/2014		105,000	117,692
Devon Financing Corp.
6.875%, 09/30/2011		335,000	351,612

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039		$75,000	$76,386
5.875%, 05/01/2019		80,000	91,050
Drummond Company, Inc.
7.375%, 02/15/2016		186,000	189,720
El Paso Corp.
8.250%, 02/15/2016		225,000	246,080
12.000%, 12/12/2013		500,000	611,250
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	29,441
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	75,387
5.500%, 09/15/2040		220,000	211,757
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	52,522
EnCana Corp.
5.800%, 01/18/2018 (S)		30,000	32,614
6.500%, 08/15/2034		$255,000	282,237
Encore Acquisition Company
9.500%, 05/01/2016		150,000	165,000
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020		1,050,000	1,075,921
Energy Transfer Equity LP
7.500%, 10/15/2020		975,000	1,009,125
Enterprise Products Operating LLC
5.250%, 01/31/2020		15,000	15,952
5.900%, 04/15/2013		300,000	327,161
6.300%, 09/15/2017		215,000	245,739
7.550%, 04/15/2038		300,000	359,332
9.750%, 01/31/2014		60,000	73,091
EOG Resources, Inc.
2.500%, 02/01/2016		315,000	314,752
5.625%, 06/01/2019		50,000	57,118
5.875%, 09/15/2017		185,000	216,056
6.125%, 10/01/2013		215,000	243,026
Exterran Holdings, Inc.
7.250%, 12/01/2018 (S)		300,000	300,000
Forest Oil Corp.
7.250%, 06/15/2019		93,000	94,860
Gazprom Via Gaz Capital SA
4.560%, 12/09/2012	EUR	150,000	201,497
7.288%, 08/16/2037		$490,000	494,900
8.625%, 04/28/2034		175,000	204,444
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)		40,000	47,690
Hess Corp.
6.000%, 01/15/2040		130,000	137,030
7.875%, 10/01/2029		283,000	356,907
8.125%, 02/15/2019		55,000	71,349
Hilcorp Energy I LP / Hilcorp
Finance Company
7.625%, 04/15/2021 (S)		450,000	461,250
8.000%, 02/15/2020 (S)		375,000	392,813
Inergy LP / Inergy Finance Corp.
8.750%, 03/01/2015		250,000	266,250
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018 (S)		475,000	486,875
International Coal Group, Inc.
9.125%, 04/01/2018		100,000	108,000
KazMunaiGaz Finance Sub BV
6.375%, 04/09/2021 (S)		200,000	193,500
9.125%, 07/02/2018		400,000	455,000
11.750%, 01/23/2015 (S)		250,000	306,400

228

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Finance Company
5.700%, 01/05/2016		$705,000	$720,863
Kinder Morgan, Inc.
6.500%, 09/01/2012		139,000	146,645
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020 (S)		600,000	636,000
Lukoil International Finance BV
7.250%, 11/05/2019		100,000	106,645
Magellan Midstream Partners LP
6.550%, 07/15/2019		145,000	169,300
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	115,077
6.000%, 10/01/2017		220,000	253,908
6.500%, 02/15/2014		85,000	97,096
6.600%, 10/01/2037		50,000	57,508
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.750%, 11/01/2020		250,000	249,375
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	180,664
Nabors Industries, Inc.
5.375%, 08/15/2012		130,000	137,694
9.250%, 01/15/2019		415,000	527,311
Nak Naftogaz Ukraine
9.500%, 09/30/2014		300,000	313,500
Newfield Exploration Company
6.875%, 02/01/2020		580,000	606,100
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018 (S)		150,000	157,500
Noble Holding International, Ltd.
3.450%, 08/01/2015		40,000	41,722
Northwest Pipeline Corp.
5.950%, 04/15/2017		65,000	73,991
NuStar Logistics LP
4.800%, 09/01/2020		205,000	204,821
7.650%, 04/15/2018		180,000	216,281
Peabody Energy Corp.
7.375%, 11/01/2016		375,000	413,438
Pemex Project Funding Master Trust
5.750%, 03/01/2018		965,000	1,048,734
6.250%, 08/05/2013	EUR	120,000	168,227
6.625%, 06/15/2035		$85,000	88,599
7.500%, 12/18/2013	GBP	50,000	86,250
Penn Virginia Corp.
10.375%, 06/15/2016		$175,000	192,500
Penn Virginia Resource Partners LP/Penn
Virginia Resource Finance Corp.
8.250%, 04/15/2018		200,000	203,500
Petrobras International Finance Company
5.750%, 01/20/2020		360,000	388,333
5.875%, 03/01/2018		260,000	284,224
7.875%, 03/15/2019		115,000	139,714
Petrohawk Energy Corp.
7.875%, 06/01/2015		175,000	180,250
10.500%, 08/01/2014		425,000	479,188
Petroleos de Venezuela SA
4.900%, 10/28/2014		1,212,000	733,260
5.000%, 10/28/2015		211,538	115,288
5.250%, 04/12/2017		862,300	462,193
Petroleos Mexicanos
5.500%, 01/21/2021		230,000	240,350
8.000%, 05/03/2019		150,000	183,675

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroleum Company of
Trinidad & Tobago, Ltd.
9.750%, 08/14/2019 (S)		$200,000	$243,000
Plains All American Pipeline LP
4.250%, 09/01/2012		195,000	203,779
5.750%, 01/15/2020		385,000	417,347
6.500%, 05/01/2018		200,000	229,574
Plains Exploration & Production Company
10.000%, 03/01/2016		300,000	333,000
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	121,022
Precision Drilling Corp.
6.625%, 11/15/2020 (S)		300,000	303,000
QEP Resources, Inc.
6.875%, 03/01/2021		175,000	184,625
Quicksilver Resources, Inc.
11.750%, 01/01/2016		400,000	459,000
Range Resources Corp.
6.750%, 08/01/2020		500,000	517,500
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		225,000	237,938
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018		350,000	355,250
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	474,685
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	50,099
Rowan Companies, Inc.
5.000%, 09/01/2017		$210,000	217,064
7.875%, 08/01/2019		230,000	272,266
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012		315,000	301,686
Shell International Finance BV
1.875%, 03/25/2013		360,000	367,127
Smith International, Inc.
8.625%, 03/15/2014		325,000	391,864
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	105,988
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	107,630
Southwestern Energy Company
7.500%, 02/01/2018		800,000	902,000
Swift Energy Company
8.875%, 01/15/2020		500,000	538,750
Talisman Energy, Inc.
3.750%, 02/01/2021		570,000	550,311
Tesoro Corp.
6.500%, 06/01/2017		525,000	519,750
9.750%, 06/01/2019		25,000	27,500
Transocean, Inc.
5.250%, 03/15/2013		305,000	322,473
Valero Energy Corp.
6.125%, 06/15/2017		510,000	559,956
9.375%, 03/15/2019		140,000	176,890
Weatherford International, Inc.
5.950%, 06/15/2012		380,000	400,609
Weatherford International, Ltd.
6.750%, 09/15/2040		270,000	281,001
9.625%, 03/01/2019		200,000	257,453
Whiting Petroleum Corp.
6.500%, 10/01/2018		175,000	177,625
Williams Partners LP
3.800%, 02/15/2015		145,000	152,077

229

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP (continued)
4.125%, 11/15/2020		$295,000	$290,147
6.300%, 04/15/2040		400,000	423,675
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		320,000	341,910
XTO Energy, Inc.
4.625%, 06/15/2013		450,000	492,230

			45,650,308
Financials - 13.16%
ACE INA Holdings, Inc.
5.700%, 02/15/2017		240,000	266,174
Aflac, Inc.
6.450%, 08/15/2040		180,000	181,855
6.900%, 12/17/2039		170,000	181,111
8.500%, 05/15/2019		420,000	528,103
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)		500,000	527,500
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	68,076
6.500%, 03/14/2017	GBP	25,000	44,213
Akbank TAS
5.125%, 07/22/2015 (S)		$800,000	797,200
Alamsouth Bank NA
5.200%, 04/01/2015		200,000	185,000
Alfa Bank OJSC Via Alfa Bond
Issuance PLC
7.875%, 09/25/2017 (S)		220,000	220,550
Alfa MTN Issuance, Ltd.
8.000%, 03/18/2015		150,000	152,250
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month EURIBOR
+ 2.770%)
01/13/2025	EUR	70,000	99,854
Ally Financial, Inc.
6.250%, 12/01/2017 (S)		$650,000	624,000
7.500%, 09/15/2020 (S)		1,125,000	1,102,500
8.300%, 02/12/2015		450,000	473,625
AMB Property LP
4.500%, 08/15/2017		330,000	332,878
6.625%, 12/01/2019		185,000	207,844
American Express Centurion Bank
5.550%, 10/17/2012		100,000	107,108
American Express Credit Corp.
5.125%, 08/25/2014		215,000	233,820
American General Finance Corp.
6.900%, 12/15/2017		650,000	515,125
American Honda Finance Corp.
2.375%, 03/18/2013 (S)		175,000	178,658
American International Group, Inc.
8.250%, 08/15/2018		1,375,000	1,560,625
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	442,403
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		265,000	269,786
Australia & New Zealand
Banking Group, Ltd.
5.125%, 09/10/2019	EUR	50,000	65,783
AvalonBay Communities, Inc.
4.950%, 03/15/2013		$60,000	64,474
6.100%, 03/15/2020		210,000	240,095
6.125%, 11/01/2012		97,000	105,145
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	63,929

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		$100,000	$118,695
Axis Bank, Ltd.
4.750%, 05/02/2016 (S)		$300,000	296,361
Banca Monte Dei Paschi Di Siena SpA
4.750%, 04/30/2014	EUR	100,000	135,379
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		$300,000	299,250
Banco Votorantim SA
7.375%, 01/21/2020 (S)		250,000	266,519
Bank Nederlandse Gemeenten
4.125%, 06/28/2016	EUR	570,000	797,746
4.625%, 09/13/2012		445,000	609,207
Bank of America Corp.
5.250%, 11/09/2016	GBP	50,000	72,886
5.650%, 05/01/2018		$1,540,000	1,578,041
5.750%, 08/15/2016		210,000	215,955
6.500%, 08/01/2016		550,000	597,203
7.375%, 05/15/2014		150,000	167,601
Bank of America Corp. (4.000% to
03/28/2013, then 3 month EURIBOR
+ 0.840%)
03/28/2018	EUR	100,000	119,544
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		$100,000	104,906
Bank of Montreal (5.200% to 06/21/2012,
then 3 month CDOR + 1.000%)
06/21/2017	CAD	30,000	30,556
Bank of Nova Scotia
2.250%, 01/22/2013		$160,000	164,024
2.375%, 12/17/2013		270,000	279,390
3.340%, 03/25/2015	CAD	70,000	68,951
Bank One Corp.
5.250%, 01/30/2013		$200,000	215,082
Banque du Liban
10.000%, 04/25/2015		100,000	122,000
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	530,380
4.875%, 03/31/2013 to 08/13/2019		80,000	107,475
5.200%, 07/10/2014		$805,000	880,072
5.250%, 05/27/2014	EUR	50,000	70,056
5.750%, 08/17/2021	GBP	50,000	80,023
6.000%, 01/14/2021	EUR	75,000	94,956
6.750%, 05/22/2019		$280,000	317,342
BB&T Corp.
3.375%, 09/25/2013		45,000	47,291
5.700%, 04/30/2014		375,000	417,084
BNP Paribas
5.250%, 12/17/2012	EUR	50,000	68,479
Boardwalk Pipelines LP
5.500%, 02/01/2017		$155,000	168,051
Boston Properties LP
4.125%, 05/15/2021		270,000	261,587
BPCE SA
2.375%, 10/04/2013 (S)		860,000	862,974
BR Properties SA
9.000%, (Q)(S)		200,000	201,920
BRE Properties, Inc.
5.200%, 03/15/2021		160,000	165,821
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		275,000	262,684
Capital One Financial Corp.
7.375%, 05/23/2014		225,000	259,734

230

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020 (S)		$275,000	$275,000
11.625%, 06/15/2017		200,000	231,750
CIT Group, Inc.
7.000%, 05/01/2017		2,500,000	2,437,500
Citigroup, Inc.
3.500%, 08/05/2015	EUR	110,000	139,210
5.125%, 02/14/2011		$75,000	75,653
5.375%, 08/09/2020		785,000	801,925
5.500%, 04/11/2013 to 10/15/2014		1,470,000	1,584,220
5.850%, 07/02/2013		445,000	482,013
6.125%, 05/15/2018		1,060,000	1,155,101
6.250%, 09/02/2019	GBP	40,000	64,865
6.400%, 03/27/2013	EUR	110,000	152,871
6.500%, 08/19/2013		$590,000	650,697
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	40,000	48,274
Cloverie PLC for Zurich Insurance
Company (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	71,205
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	333,987
6.500%, 08/15/2016		140,000	152,236
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		210,000	216,340
3.625%, 10/14/2014	CAD	50,000	48,852
5.500%, 08/06/2019	EUR	100,000	136,765
Credit Agricole SA
5.971%, 02/01/2018		100,000	140,062
Credit Agricole SA (5.00% to 06/01/2018,
then 3 month LIBOR + 1.970%)
(Q)	GBP	85,000	116,013
Credit Suisse AG
5.400%, 01/14/2020		$570,000	590,352
Credit Suisse Group
Finance Guernsey, Ltd.
6.375%, 06/07/2013	EUR	116,000	162,001
Credit Suisse/London
5.125%, 09/18/2017		125,000	176,036
6.125%, 08/05/2013		50,000	71,127
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		$258,000	271,496
Daimler Finance North America LLC
4.375%, 03/21/2013	EUR	100,000	135,986
Dar Al-Arkan International
Sukuk Company
10.750%, 02/18/2015 (S)		$300,000	292,695
Deutsche Bank AG
4.875%, 09/24/2012	EUR	50,000	68,442
5.000%, 06/24/2020		100,000	126,462
5.125%, 01/31/2013		35,000	47,665
5.375%, 10/12/2012		$380,000	409,130
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	263,743
5.150%, 09/01/2014		330,000	365,933
Discover Financial Services
10.250%, 07/15/2019		245,000	307,240
DnB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	98,738
4.750%, 03/28/2011		75,000	98,346
DTEK Finance BV
9.500%, 04/28/2015 (S)		$200,000	207,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Duke Realty LP
6.250%, 05/15/2013		$230,000	$248,271
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)		375,000	377,344
E*Trade Financial Corp.
7.375%, 09/15/2013		850,000	841,500
7.875%, 12/01/2015		450,000	443,250
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,316,000	1,516,690
EC Finance PLC
9.750%, 08/01/2017 (S)	EUR	225,000	309,585
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)		$95,000	97,124
5.250%, 10/01/2020 (S)		350,000	369,153
ERP Operating LP
5.250%, 09/15/2014		190,000	209,699
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	469,750
Europcar Groupe SA
4.550%, 05/15/2013 (P)(S)		250,000	304,231
European Investment Bank
4.750%, 10/15/2017		535,000	779,431
6.500%, 08/07/2019	AUD	842,000	809,583
8.750%, 08/25/2017	GBP	320,000	667,643
FCE Bank PLC
9.375%, 01/17/2014	EUR	50,000	70,744
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	60,442
6.000%, 07/15/2012		135,000	143,813
Fifth Third Bancorp
6.250%, 05/01/2013		380,000	415,641
8.250%, 03/01/2038		270,000	310,039
Financiera Independencia SAB de CV
10.000%, 03/30/2015 (S)		125,000	130,188
Ford Motor Credit Company LLC
6.625%, 08/15/2017		125,000	128,791
8.700%, 10/01/2014		1,000,000	1,111,251
12.000%, 05/15/2015		550,000	681,080
Fortis Bank SA/NV
5.757%, 10/04/2017	EUR	75,000	106,534
GE Capital European Funding Company
3.500%, 02/14/2013		110,000	146,882
5.250%, 05/18/2015		145,000	204,770
6.000%, 01/15/2019		100,000	144,514
GE Capital UK Funding Company
5.625%, 12/12/2014	GBP	80,000	136,092
General Electric Capital Corp.
5.875%, 01/14/2038		$450,000	439,535
5.900%, 05/13/2014		1,370,000	1,529,230
6.000%, 08/07/2019		470,000	518,691
6.875%, 01/10/2039		815,000	902,881
General Shopping Finance, Ltd.
10.000%, (Q)(S)		200,000	192,000
Genworth Financial, Inc.
7.700%, 06/15/2020		105,000	108,795
8.625%, 12/15/2016		45,000	50,046
Hannover Finance Luxembourg SA
5.750%, 09/14/2040 (P)	EUR	50,000	64,445
HBOS PLC
4.375%, 10/30/2019 (P)		59,000	71,767
6.000%, 11/01/2033 (S)		$420,000	335,920
Health Care REIT, Inc.
4.700%, 09/15/2017		270,000	277,175
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	229,723

231

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hospitality Properties Trust (continued)
7.875%, 08/15/2014		$145,000	$162,746
Host Hotels & Resorts LP
6.750%, 06/01/2016		300,000	307,500
HSBC Bank PLC
1.625%, 08/12/2013 (S)		160,000	160,552
HSBC Bank USA NA
4.875%, 08/24/2020		555,000	561,753
HSBC Bank USA, Inc.
4.625%, 04/01/2014		100,000	105,997
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	329,751
HSBC Holdings PLC
5.250%, 12/12/2012		$235,000	250,672
Hsbc Holdings Plc
6.000%, 06/10/2019	EUR	50,000	69,233
HSBC Holdings PLC
6.250%, 03/19/2018		100,000	141,086
6.500%, 05/02/2036		$175,000	181,109
9.875%, 04/08/2018 (P)	GBP	60,000	106,355
HSBC Holdings PLC (3.625% to
06/29/2015, then 3 month EURIBOR
+ 0.930%)
06/29/2020	EUR	75,000	95,585
HSBK Europe BV
7.250%, 05/03/2017		$100,000	99,000
7.750%, 05/13/2013		200,000	208,000
9.250%, 10/16/2013		200,000	216,250
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	550,000
10.250%, 06/15/2015 (S)		975,000	975,000
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	577,734
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
7.750%, 01/15/2016 (S)		$675,000	673,500
ICICI Bank, Ltd.
6.375%, 04/30/2022 (P)		425,000	424,748
ING Bank NV
5.500%, 01/04/2012	EUR	71,000	94,842
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	400,758
Intergas Finance BV
6.375%, 05/14/2017		$200,000	212,883
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		340,000	356,150
6.625%, 11/15/2013		490,000	491,225
8.625%, 09/15/2015 (S)		1,025,000	1,081,375
8.875%, 09/01/2017		475,000	503,500
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		740,000	730,821
3.875%, 04/01/2015	EUR	50,000	65,673
5.000%, 09/23/2019		100,000	125,260
6.625%, 05/08/2018		100,000	130,107
Intesa Sanpaolo SpA (4.375% to
06/26/2013, then 3 month EURIBOR
+ 1.000%)
06/26/2018		50,000	64,789
iPayment Investors LP, PIK
11.625%, 07/15/2014 (S)		$533,563	458,864
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		152,000	171,707
Jefferies Group, Inc.
6.250%, 01/15/2036		260,000	235,085
8.500%, 07/15/2019		80,000	93,062

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
John Deere Capital Corp.
4.950%, 12/17/2012		$475,000	$512,877
JPMorgan Chase & Company
0.938%, 02/26/2013 (P)		415,000	416,213
3.400%, 06/24/2015		1,570,000	1,604,242
3.700%, 01/20/2015		245,000	255,276
4.650%, 06/01/2014		905,000	978,481
5.250%, 01/14/2015	EUR	50,000	70,581
6.000%, 01/15/2018		$155,000	174,618
6.300%, 04/23/2019		230,000	262,967
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month EURIBOR
+ 1.500%)
11/12/2019	EUR	150,000	194,601
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		$245,000	241,209
Kazakhstan Temir Zholy Finance BV
7.000%, 05/11/2016		150,000	163,500
KeyCorp
3.750%, 08/13/2015		935,000	952,512
Kilroy Realty LP
5.000%, 11/03/2015		225,000	227,333
6.625%, 06/01/2020		295,000	299,457
Kreditanstalt Fuer Wiederaufbau
4.375%, 07/04/2018	EUR	365,000	522,680
4.700%, 06/02/2037	CAD	245,000	244,059
5.500%, 12/07/2015 to 07/25/2016	AUD	785,000	1,020,765
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month
EURIBOR +1.700%)
06/08/2025	EUR	60,000	68,537
Lincoln National Corp.
4.300%, 06/15/2015		$70,000	73,528
8.750%, 07/01/2019		170,000	213,915
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		250,000	253,075
6.375%, 06/17/2016	EUR	60,000	84,597
6.500%, 03/24/2020 to 09/14/2020 (S)		$580,000	561,650
Mack-Cali Realty LP
5.800%, 01/15/2016		75,000	80,953
7.750%, 08/15/2019		150,000	178,914
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		254,000	263,946
Mellon Funding Corp.
6.375%, 11/08/2011	GBP	60,000	97,274
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	40,000	52,435
4.625%, 10/02/2013		80,000	104,879
5.450%, 02/05/2013		$515,000	542,127
6.150%, 04/25/2013		120,000	128,707
7.750%, 05/14/2038		410,000	433,001
MetLife, Inc.
1.536%, 08/06/2013 (P)		350,000	355,629
4.750%, 02/08/2021		235,000	243,824
6.750%, 06/01/2016		165,000	193,557
Metropolitan Life Global Funding I
2.875%, 09/17/2012 (S)		80,000	82,217
4.625%, 05/16/2017	EUR	100,000	135,783
5.125%, 06/10/2014 (S)		$165,000	182,882
Morgan Stanley
3.450%, 11/02/2015		245,000	240,132
4.000%, 07/24/2015		1,200,000	1,217,387
4.100%, 01/26/2015		885,000	902,441
4.200%, 11/20/2014		275,000	284,528
4.500%, 10/29/2014	EUR	150,000	198,735

232

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.900%, 02/23/2017	CAD	30,000	$29,125
5.000%, 05/02/2019	EUR	100,000	125,889
5.125%, 11/30/2015	GBP	100,000	157,198
5.625%, 01/09/2012		$205,000	214,862
6.000%, 05/13/2014 to 04/28/2015		1,345,000	1,464,155
6.625%, 04/01/2018		100,000	109,194
7.300%, 05/13/2019		980,000	1,100,237
MU Finance PLC
8.375%, 02/01/2017 (S)		650,000	654,875
8.750%, 02/01/2017 (S)	GBP	50,000	77,384
Muenchener Rueckversicherungs AG
(5.767% to 06/12/2017, then 3 month
EURIBOR + 2.040%)
(Q)	EUR	100,000	116,825
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$315,000	320,982
4.500%, 06/23/2016 (P)	EUR	100,000	130,935
4.750%, 07/15/2016		75,000	104,768
5.375%, 12/08/2014	GBP	50,000	84,943
National Gas Company of
Trinidad & Tobago, Ltd.
6.050%, 01/15/2036 (S)		$105,000	103,736
National Rural Utilities Cooperative
Finance Corp.
1.125%, 11/01/2013		140,000	139,477
2.625%, 09/16/2012		185,000	190,604
New York Life Global Funding
2.250%, 12/14/2012 (S)		420,000	429,440
4.375%, 01/19/2017	EUR	100,000	136,364
Nissan Motor Acceptance Corp.
3.250%, 01/30/2013 (S)		$130,000	134,038
Nordea Bank AB
1.750%, 10/04/2013 (S)		195,000	195,343
2.500%, 11/13/2012 (S)		165,000	169,010
4.500%, 03/26/2020	EUR	100,000	127,710
Nordea Hypotek AB
3.500%, 01/18/2017		294,000	393,491
Nuveen Investments, Inc.
5.500%, 09/15/2015		$1,025,000	857,156
10.500%, 11/15/2015		525,000	523,031
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	16,156
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022 (S)		250,000	249,375
Paccar Financial Corp.
1.950%, 12/17/2012		135,000	137,786
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	89,000	145,982
Pacific Lifecorp.
6.000%, 02/10/2020 (S)		$500,000	543,521
PartnerRe Finance B LLC
5.500%, 06/01/2020		290,000	300,410
Penson Worldwide, Inc.
12.500%, 05/15/2017 (S)		100,000	91,000
PHH Corp.
9.250%, 03/01/2016 (S)		275,000	281,875
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (S)		425,000	448,375
Pinnacle Foods Finance LLC / Pinnacle
Foods Finance Corp.
9.250%, 04/01/2015		200,000	205,750
10.625%, 04/01/2017		150,000	159,563
PNC Funding Corp.
4.375%, 08/11/2020		350,000	355,737

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
PNC Funding Corp. (continued)
5.625%, 02/01/2017		$115,000	$124,779
6.700%, 06/10/2019		345,000	404,615
Principal Financial Global Funding
II LLC
4.500%, 01/26/2017	EUR	50,000	62,975
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	178,358
7.875%, 05/15/2014		385,000	448,881
8.875%, 05/15/2019		135,000	173,274
Principal Life Global Funding I
5.250%, 01/15/2013 (S)		190,000	202,904
Provident Companies, Inc.
7.000%, 07/15/2018		435,000	467,289
Provident Funding Associates
10.250%, 04/15/2017 (S)		350,000	361,375
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	96,987
3.625%, 09/17/2012		325,000	337,965
4.750%, 09/17/2015		465,000	502,585
5.375%, 06/21/2020		140,000	148,712
6.200%, 01/15/2015		105,000	118,057
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	140,000	186,283
RCI Banque SA
4.375%, 01/27/2015		28,000	37,161
8.125%, 05/15/2012		40,000	55,823
Reckson Operating Partnership LP
6.000%, 03/31/2016		$335,000	335,480
Regency Centers LP
5.875%, 06/15/2017		120,000	131,735
6.000%, 06/15/2020		165,000	175,377
Regions Bank
7.500%, 05/15/2018		250,000	240,938
Regions Financial Corp.
5.750%, 06/15/2015		310,000	289,075
Reinsurance Group of America, Inc.
5.625%, 03/15/2017		35,000	37,422
6.450%, 11/15/2019		250,000	271,043
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	446,516
Rouse Company LP
6.750%,
05/01/2013 to 11/09/2015 (S),(H)		600,000	615,500
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	553,877
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month CDOR
+ 1.410%)
06/15/2020	CAD	60,000	60,327
Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	81,562
6.000%, 05/10/2013		40,000	53,352
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
(Q)		$290,000	254,475
Royal Bank of Scotland PLC
3.400%, 08/23/2013		860,000	874,405
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017		500,000	498,750
9.000%, 06/11/2014		100,000	113,010

233

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Santander Issuances S.A. Unipersonal
(4.500% to 09/30/2014, then 3 month
EURIBOR + 0.860%)
09/30/2019	EUR	100,000	$109,775
Santander Issuances S.A. Unipersonal
(4.750% to 05/29/2014, then 3 month
EURIBOR + 0.800%)
05/29/2019		100,000	113,723
Santander US Debt SA Unipersonal
2.991%, 10/07/2013 (S)(P)		$400,000	391,804
3.724%, 01/20/2015 (S)		600,000	577,872
Shimao Property Holdings, Ltd.
9.650%, 08/03/2017		165,000	164,700
Simon Property Group LP
4.200%, 02/01/2015		140,000	149,404
6.750%, 05/15/2014		155,000	177,536
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	86,200
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	125,218
5.050%, 11/14/2014		$75,000	72,741
5.125%, 08/27/2012		510,000	518,021
5.375%, 05/15/2014		500,000	496,560
8.450%, 06/15/2018		1,190,000	1,241,625
SLM Student Loan Trust
5.000%, 10/01/2013		50,000	49,625
Smurfit Kappa Funding PLC
7.750%, 04/01/2015		250,000	255,625
Societe Financement de
l’Economie Francaise
3.250%, 01/16/2014	EUR	278,000	376,597
Societe Generale
5.250%, 03/28/2013		100,000	137,646
6.125%, 08/20/2018		50,000	71,287
Sovereign Bank
2.110%, 04/01/2014 (P)		$15,000	14,720
Standard Bank PLC
8.125%, 12/02/2019		500,000	534,250
Standard Chartered Bank
5.875%, 09/26/2017	EUR	100,000	136,283
Standard Chartered Bank (3.625% to
02/03/2012, then 3 month EURIBOR
+ 0.870%)
02/03/2017		100,000	130,100
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$755,000	783,272
Sumitomo Mitsui Banking Corp.
2.150%, 07/22/2013 (S)		310,000	315,946
Sun Life Financial, Inc.
5.700%, 07/02/2019	CAD	25,000	25,878
Svenska Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	105,361
5.500%, 05/26/2016	GBP	50,000	84,700
Synovus Financial Corp.
5.125%, 06/15/2017		$225,000	183,419
TAM Capital, Inc.
7.375%, 04/25/2017		200,000	204,000
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)		970,000	1,044,046
The Allstate Corp.
7.450%, 05/16/2019		270,000	334,343
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012		65,000	67,394
3.700%, 08/01/2015		580,000	592,275
3.750%, 02/04/2013	EUR	75,000	99,317

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
4.500%, 01/30/2017		$100,000	$129,489
5.125%, 10/16/2014		100,000	136,469
5.250%, 10/15/2013 to 12/15/2015	GBP	490,000	535,944
6.000%, 05/01/2014 to 06/15/2020		$290,000	313,418
6.150%, 04/01/2018		640,000	700,481
6.600%, 01/15/2012		1,175,000	1,245,117
6.750%, 10/01/2037		190,000	190,210
7.500%, 02/15/2019		655,000	763,100
The Toronto-Dominion Bank
5.690%, 06/03/2018 (P)	CAD	75,000	78,493
The Travelers Companies, Inc.
5.900%, 06/02/2019		$175,000	202,092
TNK-BP Finance SA
6.625%, 03/20/2017		150,000	159,375
7.250%, 02/02/2020 (S)		400,000	431,000
Toyota Motor Credit Corp.
3.200%, 06/17/2015		335,000	356,148
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		290,000	356,338
Travelers Companies, Inc.
3.900%, 11/01/2020		70,000	69,604
Travelers Insurance Company
Institutional Funding, Ltd.
5.750%, 12/06/2011	GBP	54,000	86,882
Tube City IMS Corp.
9.750%, 02/01/2015		$575,000	592,250
U.S. Bank NA (3.778% to
04/29/2015 then 3 month LIBOR
+ 2.003%)
04/29/2020		250,000	258,112
UBS AG (4.250% to 09/16/2014, then
3 month EURIBOR + 1.260%)
09/16/2019	EUR	100,000	128,590
UBS AG/London
6.000%, 04/18/2018		50,000	73,815
6.375%, 07/20/2016	GBP	25,000	43,205
UBS AG/Stamford CT
1.384%, 02/23/2012 (P)		$250,000	252,061
2.250%, 08/12/2013		250,000	253,520
4.875%, 08/04/2020		250,000	258,928
UniCredit SpA
4.375%, 02/10/2014	EUR	50,000	67,349
5.750%, 09/26/2017		95,000	124,461
6.100%, 02/28/2012		24,000	32,322
Unum Group
5.625%, 09/15/2020		$115,000	116,413
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	116,742
US Bancorp
1.375%, 09/13/2013		160,000	160,678
US Bank NA
6.375%, 08/01/2011		305,000	316,891
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	223,875
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		585,000	598,163
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015		255,000	250,242
6.500%, 06/01/2016		45,000	47,510
VTB Capital SA
6.875%, 05/29/2018		350,000	364,000
Wachovia Corp.
5.750%, 02/01/2018		705,000	790,071

234

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
WEA Finance LLC/WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)		$220,000	$253,557
7.500%, 06/02/2014 (S)		175,000	202,056
Wells Fargo & Company
5.250%, 10/23/2012		235,000	252,667
Wells Fargo Bank NA
4.750%, 02/09/2015		520,000	554,949
Wells Fargo Financial Canada Corp.
4.330%, 12/06/2013	CAD	30,000	30,409
Westpac Banking Corp.
2.100%, 08/02/2013		$250,000	254,519
4.875%, 09/28/2012	EUR	75,000	102,534
5.000%, 10/21/2019	GBP	50,000	78,699
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)		$333,932	377,343
WPP Finance UK
8.000%, 09/15/2014		65,000	76,369
WT Finance Australia Property, Ltd.
3.625%, 06/27/2012	EUR	50,000	65,856
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)		$290,000	300,049
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	450,000	581,202
Zions Bancorporation
7.750%, 09/23/2014		$215,000	226,739

			120,503,517
Health Care - 1.66%
Accellent, Inc.
8.375%, 02/01/2017		250,000	252,500
10.000%, 11/01/2017 (S)		375,000	350,625
10.500%, 12/01/2013		200,000	202,500
AmerisourceBergen Corp.
4.875%, 11/15/2019		80,000	84,543
5.625%, 09/15/2012		245,000	262,853
Bausch & Lomb, Inc.
9.875%, 11/01/2015		200,000	208,750
Bayer AG
5.625%, 05/23/2018	GBP	50,000	85,670
Biomet, Inc.
11.625%, 10/15/2017		$625,000	689,063
Boston Scientific Corp.
4.250%, 01/12/2011		245,000	245,682
4.500%, 01/15/2015		320,000	333,156
7.375%, 01/15/2040		400,000	450,009
Capella Healthcare, Inc.
9.250%, 07/01/2017 (S)		300,000	316,125
Cardinal Health Inccardinal Health Inc
5.500%, 06/15/2013		250,000	272,766
Celgene Corp.
2.450%, 10/15/2015		175,000	173,724
Centene Corp.
7.250%, 04/01/2014		450,000	460,125
Community Health Systems, Inc.
8.875%, 07/15/2015		250,000	261,563
Davita, Inc.
6.375%, 11/01/2018		300,000	297,375
DaVita, Inc.
6.625%, 11/01/2020		325,000	322,156
Endo Pharmaceuticals Holdings, Inc.
7.000%, 12/15/2020 (S)		150,000	151,125
Express Scripts, Inc.
5.250%, 06/15/2012		400,000	424,044

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts, Inc. (continued)
6.250%, 06/15/2014		$335,000	$380,769
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		100,000	114,500
HCA, Inc.
8.500%, 04/15/2019		100,000	109,000
9.250%, 11/15/2016		300,000	321,000
HCA, Inc., PIK
9.625%, 11/15/2016		250,000	267,188
Life Technologies Corp.
3.375%, 03/01/2013		175,000	179,630
4.400%, 03/01/2015		595,000	628,186
LifePoint Hospitals, Inc.
6.625%, 10/01/2020 (S)		150,000	150,000
Medassets, Inc.
8.000%, 11/15/2018 (S)		275,000	277,063
Medco Health Solutions, Inc.
2.750%, 09/15/2015		285,000	288,187
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	132,701
Multiplan, Inc.
9.875%, 09/01/2018 (S)		$500,000	531,250
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	212,000
Novasep Holding SAS
9.625%, 12/15/2016 (S)	EUR	60,000	51,403
Oncure Medical Corp.
11.750%, 05/15/2017 (S)		$250,000	230,000
Radiation Therapy Services, Inc.
9.875%, 04/15/2017 (S)		300,000	293,250
Tenet Healthcare Corp.
6.500%, 06/01/2012		225,000	226,688
8.000%, 08/01/2020 (S)		525,000	514,500
8.875%, 07/01/2019		300,000	319,500
UHS Escrow Corp.
7.000%, 10/01/2018 (S)		100,000	103,500
United Surgical Partners International, Inc.
8.875%, 05/01/2017		450,000	462,375
UnitedHealth Group, Inc.
3.875%, 10/15/2020		190,000	186,243
Universal Hospital Services, Inc.
3.834%, 06/01/2015 (P)		200,000	181,500
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	102,500
Valeant Pharmaceuticals International
6.750%, 10/01/2017 (S)		250,000	246,875
7.000%, 10/01/2020 (S)		350,000	341,250
Vanguard Health Holding Company, Inc.
8.000%, 02/01/2018 (S)		425,000	426,063
Warner Chilcott Company LLC
7.750%, 09/15/2018 (S)		700,000	700,000
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	282,609
WellPoint, Inc.
4.350%, 08/15/2020		270,000	276,212
5.000%, 01/15/2011		255,000	256,261
6.000%, 02/15/2014		285,000	321,248
6.800%, 08/01/2012		250,000	273,110

			15,230,915
Industrials - 3.46%
ACCO Brands Corp.
10.625%, 03/15/2015		125,000	139,063
AGY Holding Corp.
11.000%, 11/15/2014		250,000	225,313

235

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Air Jamaica, Ltd., Series REGS
9.375%, 07/08/2015		$82,143	$84,607
Aircastle, Ltd.
9.750%, 08/01/2018		275,000	298,375
Allied Waste North America, Inc.
5.750%, 02/15/2011		355,000	358,055
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	213,000
Ardagh Glass Finance PLC
7.125%, 06/15/2017	EUR	100,000	118,123
Associated Materials, Inc.
9.125%, 11/01/2017 (S)		$400,000	408,000
Atlantia SpA
5.625%, 05/06/2016	EUR	100,000	142,376
Autoroutes du Sud de la France
7.375%, 03/20/2019		100,000	162,749
Avis Budget Car Rental LLC
7.625%, 05/15/2014		$675,000	681,750
9.625%, 03/15/2018		75,000	78,563
Awas Aviation Capital, Ltd.
7.000%, 10/15/2016 (S)		375,000	372,188
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	489,375
Boise Cascade LLC
7.125%, 10/15/2014		269,000	265,638
Bombardier, Inc.
6.125%, 05/15/2021 (S)	EUR	100,000	120,719
7.250%, 11/15/2016		50,000	66,687
7.450%, 05/01/2034 (S)		$300,000	294,000
Canadian Pacific Railway Company
7.250%, 05/15/2019		260,000	316,739
Case New Holland, Inc.
7.750%, 09/01/2013		175,000	187,250
7.875%, 12/01/2017 (S)		950,000	1,047,375
Clondalkin Acquisition BV
2.292%, 12/15/2013 (P)(S)		175,000	161,438
2.879%, 12/15/2013 (P)(S)	EUR	90,000	109,523
Coleman Cable, Inc.
9.000%, 02/15/2018		$325,000	338,813
Columbus McKinnon Corp.
8.875%, 11/01/2013		575,000	583,625
Commercial Vehicle Group, Inc., PIK
11.000%, 02/15/2013		344,951	353,575
Continental Airlines 2010 Class A Pass
Through Trust
4.750%, 01/12/2021		135,000	136,350
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		825,000	848,719
7.250%, 11/10/2019		243,094	274,088
9.000%, 07/08/2016		182,320	210,579
Continental Airlines, Inc., Series B
9.250%, 05/10/2017		94,986	103,535
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)		50,000	53,000
Crown European Holdings SA
7.125%, 08/15/2018 (S)	EUR	225,000	298,633
CSX Corp.
5.750%, 03/15/2013		$200,000	219,457
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	68,089
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		$120,000	122,100
Delta Air Lines, Inc.
6.821%, 08/10/2022		113,758	122,574

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines, Inc. (continued)
7.750%, 12/17/2019		$73,771	$83,545
9.500%, 09/15/2014 (S)		359,000	389,515
12.250%, 03/15/2015 (S)		800,000	904,000
Deluxe Corp.
7.375%, 06/01/2015		600,000	621,000
DP World Sukuk, Ltd.
6.250%, 07/02/2017 (S)		700,000	668,554
Dycom Industries, Inc.
8.125%, 10/15/2015		275,000	281,188
Embraer Overseas, Ltd.
6.375%, 01/15/2020		175,000	188,125
ERAC USA Finance LLC
5.800%, 10/15/2012 (S)		387,000	416,765
8.000%, 01/15/2011 (S)		185,000	186,493
Experian Finance PLC
4.750%, 02/04/2020	EUR	100,000	132,474
Finmeccanica Finance SA
5.750%, 12/12/2018		110,000	157,260
FTI Consulting, Inc.
7.750%, 10/01/2016		$550,000	563,750
G4S PLC
7.750%, 05/13/2019	GBP	50,000	89,627
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$250,000	263,125
Gatx Corp.
3.500%, 07/15/2016		205,000	206,514
GATX Financial Corp.
5.500%, 02/15/2012		275,000	285,812
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	34,771
GE Capital Trust IV (4.625% to
09/15/2016 then 3 month
EURIBOR +1.600%)
09/15/2066	EUR	135,000	147,197
General Dynamics Corp.
1.800%, 07/15/2011		$150,000	151,485
General Electric Capital Corp.
2.250%, 11/09/2015		390,000	377,791
3.500%, 08/13/2012		395,000	409,924
Geoeye, Inc.
9.625%, 10/01/2015		150,000	168,000
Gibraltar Industries, Inc.
8.000%, 12/01/2015		575,000	566,375
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	28,907
Grohe Holding GmbH
3.860%, 01/15/2014 (P)	EUR	150,000	183,025
8.625%, 10/01/2014 (S)		50,000	65,876
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)		$325,000	359,125
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	250,000	343,983
Interline Brands, Inc.
7.000%, 11/15/2018 (S)		$125,000	125,469
John Deere Capital Corp.
2.950%, 03/09/2015		130,000	136,350
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018		400,000	430,000
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		200,000	223,250
L-3 Communications Corp.
4.750%, 07/15/2020		410,000	423,409

236

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
L-3 Communications Corp., Series B
6.375%, 10/15/2015		$200,000	$206,000
Legrand SA
4.250%, 02/24/2017	EUR	50,000	65,869
MAN SE
7.250%, 05/20/2016		25,000	38,701
Manitowoc Company, Inc.
8.500%, 11/01/2020		$175,000	178,938
Manpower, Inc.
4.750%, 06/14/2013	EUR	50,000	65,568
Masco Corp.
6.125%, 10/03/2016		$50,000	51,193
7.125%, 03/15/2020		225,000	235,774
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	188,250
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	82,784
NBC Universal, Inc.
2.100%, 04/01/2014 (S)		$305,000	307,345
Nortek, Inc.
10.000%, 12/01/2018 (S)		200,000	200,000
Northrop Grumman Corp.
7.125%, 02/15/2011		270,000	273,495
Obrascon Huarte Lain SA
7.375%, 04/28/2015	EUR	550,000	674,733
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		$100,000	101,500
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)		200,000	214,500
OI European Group BV
6.750%, 09/15/2020 (S)	EUR	100,000	129,156
Oshkosh Corp.
8.250%, 03/01/2017		$275,000	295,625
8.500%, 03/01/2020		275,000	298,375
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		225,000	249,750
Ply Gem Industries, Inc.
11.750%, 06/15/2013		450,000	477,000
RBS Global, Inc./Rexnord LLC
8.500%, 05/01/2018		500,000	512,500
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		350,000	372,750
Rentokil Initial PLC
4.625%, 03/27/2014	EUR	50,000	66,703
Republic Services, Inc.
6.750%, 08/15/2011		$125,000	129,719
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	46,247
Roper Industries, Inc.
6.250%, 09/01/2019		$335,000	383,218
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)		325,000	359,125
Securitas AB
6.500%, 04/02/2013	EUR	50,000	70,666
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	346,938
Sequa Corp., PIK
13.500%, 12/01/2015 (S)		125,000	135,625
Southwest Airlines Company
5.125%, 03/01/2017		385,000	395,094
6.500%, 03/01/2012		410,000	431,016
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	130,000
SPX Corp.
6.875%, 09/01/2017 (S)		250,000	262,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Stena AB
6.125%, 02/01/2017	EUR	85,000	$102,059
Terex Corp.
8.000%, 11/15/2017		$350,000	345,188
10.875%, 06/01/2016		25,000	28,813
The ServiceMaster Company, PIK
10.750%, 07/15/2015 (S)		750,000	804,375
Travelport LLC
11.875%, 09/01/2016		125,000	127,813
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	111,000
United Rentals North America, Inc.
8.375%, 09/15/2020		225,000	222,188
10.875%, 06/15/2016		500,000	567,500
USG Corp.
8.375%, 10/15/2018 (S)		125,000	120,000
Valmont Industries, Inc.
6.625%, 04/20/2020		200,000	205,102
Volvo Treasury AB
9.875%, 02/27/2014	EUR	50,000	78,466
Voto-Votorantim, Ltd.
5.250%, 04/28/2017 (S)		50,000	65,227
Waste Management, Inc.
4.750%, 06/30/2020		$385,000	410,613
6.100%, 03/15/2018		335,000	386,526
7.375%, 05/15/2029		15,000	17,392
WCA Waste Corp.
9.250%, 06/15/2014		400,000	415,500

			31,671,146
Information Technology - 0.72%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020 (S)		275,000	281,875
8.125%, 12/15/2017		100,000	105,500
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	140,996
Agilent Technologies, Inc.
2.500%, 07/15/2013		70,000	71,216
5.000%, 07/15/2020		115,000	120,818
Alcatel-Lucent
6.375%, 04/07/2014	EUR	80,000	98,652
Anixter, Inc.
10.000%, 03/15/2014		$300,000	345,000
Aspect Software, Inc.
10.625%, 05/15/2017 (S)		150,000	151,500
Broadcom Corp.
1.500%, 11/01/2013 (S)		100,000	99,784
2.375%, 11/01/2015 (S)		135,000	134,471
Brocade Communications Systems, Inc.
6.875%, 01/15/2020		25,000	26,750
CDW LLC / CDW Finance Corp.
11.000%, 10/12/2015		575,000	589,375
CDW LLC / CDW Finance Corp., PIK
11.500%, 10/12/2015		325,000	334,750
Equinix, Inc.
8.125%, 03/01/2018		275,000	288,063
Fidelity National Information
Services, Inc.
7.625%, 07/15/2017 (S)		325,000	342,875
7.875%, 07/15/2020 (S)		200,000	213,500
Hughes Network Systems LLC
9.500%, 04/15/2014		450,000	461,250
Jabil Circuit, Inc.
5.625%, 12/15/2020		145,000	142,463

237

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
NXP BV/NXP Funding LLC
9.500%, 10/15/2015		$150,000	$153,750
9.750%, 08/01/2018 (S)		225,000	243,000
Open Solutions, Inc.
9.750%, 02/01/2015 (S)		325,000	225,063
Oracle Corp.
5.000%, 01/15/2011		355,000	356,950
SunGard Data Systems, Inc.
10.250%, 08/15/2015		75,000	77,813
10.625%, 05/15/2015		175,000	189,875
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	EUR	50,000	69,086
Terremark Worldwide, Inc.
12.000%, 06/15/2017		$250,000	282,500
Viasat, Inc.
8.875%, 09/15/2016		150,000	159,375
Xerox Corp.
5.500%, 05/15/2012		35,000	36,995
5.650%, 05/15/2013		270,000	293,743
6.350%, 05/15/2018		350,000	407,182
8.250%, 05/15/2014		130,000	154,720

			6,598,890
Materials - 3.23%
AK Steel Corp.
7.625%, 05/15/2020		300,000	299,250
Akzo Nobel NV
7.250%, 03/27/2015	EUR	100,000	151,918
Allegheny Technologies, Inc.
9.375%, 06/01/2019		$165,000	195,474
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	330,375
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	212,667
4.450%, 09/27/2020 (S)		200,000	205,926
AngloGold Holdings PLC
5.375%, 04/15/2020		625,000	655,666
ArcelorMittal
3.750%, 08/05/2015		150,000	152,596
5.375%, 06/01/2013		800,000	852,368
9.375%, 06/03/2016	EUR	100,000	157,308
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		$225,000	231,188
Ball Corp.
7.375%, 09/01/2019		250,000	271,875
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		305,000	344,156
Berry Plastics Corp.
9.750%, 01/15/2021 (S)		475,000	454,813
BHP Billiton Finance, Ltd.
4.750%, 04/04/2012	EUR	50,000	67,509
Boise Paper Holdings LLC / Boise
Finance Company
8.000%, 04/01/2020		$150,000	162,375
9.000%, 11/01/2017		200,000	220,500
BWAY Holding Company
10.000%, 06/15/2018 (S)		250,000	268,750
Cascades, Inc.
7.750%, 12/15/2017		225,000	235,688
7.875%, 01/15/2020		150,000	157,500
Celanese US Holdings LLC
6.625%, 10/15/2018 (S)		225,000	231,188
Cellu Tissue Holdings, Inc.
11.500%, 06/01/2014		300,000	351,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021 (S)		$85,000	$85,129
5.125%, 07/09/2013		80,000	84,711
Cemex Finance LLC
9.500%, 12/14/2016 (S)		905,000	905,000
CF Industries, Inc.
6.875%, 05/01/2018		475,000	521,313
China Oriental Group Company, Ltd.
8.000%, 08/18/2015 (S)		200,000	203,000
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		100,000	100,243
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)		150,000	152,625
10.625%, 06/15/2016		200,000	229,500
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		145,000	141,013
7.500%, 01/15/2019 (S)		230,000	285,311
CRH America, Inc.
5.300%, 10/15/2013		140,000	149,992
CRH Finance BV
7.375%, 05/28/2014	EUR	100,000	143,214
Domtar Corp.
9.500%, 08/01/2016		$50,000	58,500
Evraz Group SA
8.875%, 04/24/2013		200,000	212,750
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)		287,000	304,220
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		475,000	482,125
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		370,000	413,290
Georgia-Pacific LLC
7.000%, 01/15/2015 (S)		100,000	103,000
7.125%, 01/15/2017 (S)		400,000	422,000
8.250%, 05/01/2016 (S)		75,000	82,875
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	311,250
9.500%, 06/15/2017		350,000	379,750
Heidelbergcement AG
8.000%, 01/31/2017	EUR	175,000	238,517
Hexion US Finance Corp. / Hexion Nova
Scotia Finance ULC
8.875%, 02/01/2018		$375,000	386,250
9.000%, 11/15/2020 (S)		175,000	174,344
Holcim US Finance
6.000%, 12/30/2019 (S)		555,000	590,487
Huntsman International LLC
8.625%, 03/15/2020 to 03/15/2021 (S)		800,000	848,750
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	450,000	616,250
Koppers, Inc.
7.875%, 12/01/2019		$150,000	161,625
Lafarge SA
6.150%, 07/15/2011		340,000	351,623
LBI Escrow Corp.
8.000%, 11/01/2017	EUR	50,000	69,283
Linde Finance BV
6.500%, 01/29/2016	GBP	65,000	115,591
Lyondell Chemical Company
8.000%, 11/01/2017 (S)		$825,000	889,969
11.000%, 05/01/2018		800,000	890,000
Mercer International, Inc.
9.500%, 12/01/2017 (S)		300,000	300,000
Metals USA, Inc.
11.125%, 12/01/2015		175,000	184,188

238

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Momentive Performance Materials, Inc.
9.000%, 01/15/2021 (S)		$275,000	$275,000
11.500%, 12/01/2016		400,000	420,000
New World Resources BV
7.875%, 05/01/2018 (S)	EUR	425,000	554,485
Novelis, Inc.
11.500%, 02/15/2015		$525,000	645,750
Omnova Solutions, Inc.
7.875%, 11/01/2018 (S)		125,000	124,375
Polyone Corp.
7.375%, 09/15/2020		200,000	204,500
POSCO
4.250%, 10/28/2020 (S)		175,000	170,030
Praxair, Inc.
2.125%, 06/14/2013		340,000	348,926
Rexam PLC (6.750% to 06/292017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	100,000	114,553
Rhodia SA
6.875%, 09/15/2020 (S)		$200,000	204,000
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014		405,000	495,609
Rock-Tenn Company
9.250%, 03/15/2016		225,000	243,000
Rohm and Haas Company
7.850%, 07/15/2029		200,000	229,125
Ryerson Holding Corp.
zero coupon 02/01/2015 (S)		1,750,000	809,000
Ryerson, Inc.
12.000%, 11/01/2015		600,000	615,750
Sappi Papier Holding AG
6.750%, 06/15/2012 (S)		100,000	102,750
Severstal Columbus LLC
10.250%, 02/15/2018 (S)		375,000	395,156
Severstal OAO Via Steel Capital SA
6.700%, 10/25/2017 (S)		175,000	169,313
Smurfit Kappa Acquisitions Company
7.250%, 11/15/2017 (S)	EUR	125,000	163,879
7.750%, 11/15/2019 (S)		254,000	338,772
Solo Cup Company
10.500%, 11/01/2013		$350,000	364,875
Solutia, Inc.
7.875%, 03/15/2020		325,000	350,188
8.750%, 11/01/2017		325,000	355,875
Southern Copper Corp.
5.375%, 04/16/2020		80,000	83,066
7.500%, 07/27/2035		200,000	226,425
Steel Capital SA
9.750%, 07/29/2013 (S)		525,000	580,125
Steel Dynamics, Inc.
6.750%, 04/01/2015		25,000	25,250
7.625%, 03/15/2020 (S)		100,000	107,000
7.750%, 04/15/2016		50,000	52,750
Teck Resources, Ltd.
3.850%, 08/15/2017		35,000	35,649
4.500%, 01/15/2021		110,000	114,164
9.750%, 05/15/2014		25,000	30,865
10.250%, 05/15/2016		80,000	98,960
Texas Industries, Inc.
9.250%, 08/15/2020 (S)		300,000	313,500
The Dow Chemical Company
2.500%, 02/15/2016		470,000	457,107
4.250%, 11/15/2020		200,000	194,766
8.550%, 05/15/2019		495,000	624,255

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
6.250%, 01/23/2017		$145,000	$164,620
6.875%, 11/10/2039		100,000	110,876
Vedanta Resources PLC
9.500%, 07/18/2018 (S)		600,000	636,000
Verso Paper Holdings LLC
11.500%, 07/01/2014		125,000	135,625
Westlake Chemical Corp.
6.625%, 01/15/2016		125,000	129,063

			29,613,505
Telecommunication Services - 3.83%
America Movil SAB de CV
3.625%, 03/30/2015		150,000	157,213
5.000%, 10/16/2019		220,000	233,580
5.625%, 11/15/2017		110,000	123,228
5.750%, 01/15/2015		190,000	214,436
6.375%, 03/01/2035		600,000	669,428
8.460%, 12/18/2036	MXN	1,000,000	74,641
American Tower Corp.
4.625%, 04/01/2015		$200,000	212,924
5.050%, 09/01/2020		135,000	138,860
7.250%, 05/15/2019		660,000	770,550
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	135,200
AT&T, Inc.
5.875%, 04/28/2017	GBP	50,000	85,869
6.300%, 01/15/2038		$690,000	733,470
6.550%, 02/15/2039		85,000	93,487
6.700%, 11/15/2013		115,000	132,171
Bertelsmann AG
4.750%, 09/26/2016	EUR	75,000	103,322
British Telecommunications PLC
5.150%, 01/15/2013		$175,000	186,719
6.500%, 07/07/2015	EUR	50,000	73,229
8.625%, 03/26/2020	GBP	20,000	37,885
9.375%, 12/15/2010		$265,000	265,690
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012		425,000	416,500
CC Holdings GS V LLC/Crown Castle GS
III Corp.
7.750%, 05/01/2017 (S)		380,000	418,950
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)		475,000	486,875
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	441,000
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		1,400,000	1,482,250
COX Communications, Inc.
7.125%, 10/01/2012		171,000	188,675
Cricket Communications, Inc.
7.750%, 05/15/2016		375,000	383,438
10.000%, 07/15/2015		425,000	448,375
Deutsche Telekom International
Finance BV
6.000%, 01/20/2017	EUR	30,000	44,428
7.125%, 09/26/2012	GBP	60,000	100,494
8.125%, 05/29/2012	EUR	35,000	49,804
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$380,000	383,800
10.500%, 04/15/2018 (S)		1,000,000	1,100,000
Digicel, Ltd.
8.250%, 09/01/2017 (S)		375,000	393,750
Discovery Communications LLC
3.700%, 06/01/2015		350,000	368,207

239

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017		$1,000,000	$1,047,500
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (S)		450,000	448,875
11.250%, 06/15/2016		325,000	347,344
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)		225,000	241,875
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		250,000	245,625
iPCS, Inc., PIK
3.537%, 05/01/2014		321,202	303,536
Kabel Deutschland GmbH
10.750%, 07/01/2014	EUR	63,039	84,897
Koninklijke KPN NV
5.750%, 03/18/2016	GBP	50,000	85,418
7.500%, 02/04/2019	EUR	50,000	79,889
Level 3 Financing, Inc.
8.750%, 02/15/2017		$200,000	183,000
9.250%, 11/01/2014		300,000	289,500
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		575,000	595,844
Millicom International Cellular SA
10.000%, 12/01/2013		75,000	76,219
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)	EUR	100,000	119,421
NBC Universal, Inc.
5.150%, 04/30/2020 (S)		$920,000	980,684
5.950%, 04/01/2041 (S)		290,000	295,315
Nexstar Finance Holdings LLC
11.375%, 04/01/2013		223,713	228,188
Nextel Communications, Inc., Series D
7.375%, 08/01/2015		625,000	603,125
Nielsen Finance LLC
11.625%, 02/01/2014		250,000	285,000
NII Capital Corp.
8.875%, 12/15/2019		224,000	242,480
10.000%, 08/15/2016		1,131,000	1,255,410
Nordic Telephone Company
8.250%, 05/01/2016	EUR	100,000	134,997
OTE PLC
4.625%, 05/20/2016		50,000	59,889
Paetec Holding Corp.
8.875%, 06/30/2017		$375,000	391,875
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014		450,000	454,500
Qwest Corp.
7.500%, 10/01/2014		175,000	198,188
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	25,137
6.250%, 06/15/2013		$145,000	162,034
Royal KPN NV
4.500%, 03/18/2013	EUR	80,000	109,104
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	265,625
SBA Telecommunications, Inc.
8.000%, 08/15/2016		100,000	108,000
8.250%, 08/15/2019		75,000	82,125
SBA Tower Trust
4.254%, 04/15/2015 (S)		280,000	295,432
Sprint Capital Corp.
6.875%, 11/15/2028		175,000	148,750
8.750%, 03/15/2032		800,000	792,000
Sprint Nextel Corp.
8.375%, 08/15/2017		1,600,000	1,664,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sunrise Communications International SA
7.000%, 12/31/2017 (S)	EUR	100,000	$131,103
Telecom Italia Capital SA
5.250%, 11/15/2013		$785,000	829,808
6.175%, 06/18/2014		195,000	211,108
6.200%, 07/18/2011		90,000	92,642
Telecom Italia Finance SA
6.875%, 01/24/2013	EUR	90,000	126,802
Telecom Italia SpA
5.250%, 02/10/2022		50,000	61,897
8.250%, 03/21/2016		110,000	167,421
Telefonica Emisiones SAU
2.582%, 04/26/2013		$125,000	125,508
4.693%, 11/11/2019	EUR	50,000	64,062
5.431%, 02/03/2014		100,000	137,980
5.855%, 02/04/2013		$170,000	182,502
5.877%, 07/15/2019		400,000	426,888
5.984%, 06/20/2011		20,000	20,552
6.221%, 07/03/2017		440,000	487,731
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	68,000	99,552
Telesat Canada
11.000%, 11/01/2015		$500,000	556,250
12.500%, 11/01/2017		350,000	406,000
Telus Corp.
4.950%, 03/15/2017	CAD	25,000	25,474
Thomson Reuters Corp.
5.200%, 12/01/2014		40,000	42,171
5.950%, 07/15/2013		$145,000	162,904
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	142,786
Trilogy International Partners LLC
10.250%, 08/15/2016 (S)		$425,000	414,375
Univision Communications, Inc.
12.000%, 07/01/2014 (S)		350,000	379,313
UPC Holding BV
8.375%, 08/15/2020 (S)	EUR	275,000	356,964
Verizon Global Funding Corp.
7.750%, 12/01/2030		$235,000	297,842
Verizon Virginia, Inc.
4.625%, 03/15/2013		1,040,000	1,107,676
Verizon Wireless Capital LLC
3.750%, 05/20/2011		200,000	202,940
8.500%, 11/15/2018		105,000	141,940
VIP Finance Ireland, Ltd.
9.125%, 04/30/2018		255,000	283,688
Virgin Media Finance PLC
9.500%, 08/15/2016		725,000	810,188
Vodafone Group PLC
5.625%, 02/27/2017		205,000	232,756
West Corp.
7.875%, 01/15/2019 (S)		300,000	296,250
8.625%, 10/01/2018 (S)		400,000	416,000
11.000%, 10/15/2016		125,000	134,063
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		425,000	418,625
11.750%, 07/15/2017 (S)		565,000	648,654
Windstream Corp.
8.625%, 08/01/2016		325,000	337,188

			35,058,852
Utilities - 2.50%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		720,000	754,044

240

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
AGL Capital Corp.
5.250%, 08/15/2019		$300,000	$326,130
Alabama Power Company
4.850%, 12/15/2012		100,000	107,812
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		400,000	388,883
8.250%, 04/15/2012 (S)		95,000	102,543
Appalachian Power Company
5.650%, 08/15/2012		170,000	182,208
6.375%, 04/01/2036		245,000	261,048
Baltimore Gas & Electric Company
5.900%, 10/01/2016		285,000	332,758
Black Hills Corp.
6.500%, 05/15/2013		235,000	254,539
9.000%, 05/15/2014		115,000	134,503
Calpine Corp.
7.500%, 02/15/2021 (S)		300,000	294,750
7.875%, 07/31/2020 (S)		475,000	479,750
Carolina Power & Light Company
5.300%, 01/15/2019		140,000	160,219
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	84,697
7.125%, 12/09/2013	EUR	50,000	74,077
CEZ AS
5.750%, 05/26/2015		50,000	72,752
Cms Energy Corp.
4.250%, 09/30/2015		$110,000	111,354
CMS Energy Corp.
6.250%, 02/01/2020		105,000	110,521
Consumers Energy Company
6.000%, 02/15/2014		160,000	179,652
Dominion Resources, Inc.
2.250%, 09/01/2015		160,000	160,241
4.750%, 12/15/2010		100,000	100,104
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		425,000	397,375
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	117,006
5.750%, 05/07/2020		60,000	90,687
6.000%, 10/30/2019	GBP	50,000	87,656
EDF SA
6.875%, 12/12/2022		50,000	93,181
EDP Finance BV
4.900%, 10/01/2019 (S)		$355,000	317,046
El Paso Electric Company
6.000%, 05/15/2035		245,000	248,970
Electricite de France
4.600%, 01/27/2020 (S)		300,000	321,747
Enel Finance International
3.875%, 10/07/2014 (S)		250,000	260,503
Enel Finance International SA
6.000%, 10/07/2039 (S)		750,000	703,755
Enel SpA
5.250%, 01/14/2015	EUR	105,000	145,133
6.250%, 06/20/2019	GBP	50,000	83,707
Enogex LLC
6.250%, 03/15/2020 (S)		$175,000	192,300
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	345,262
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)		550,000	543,125
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		560,000	599,110
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	78,473

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)		$425,000	$450,500
Gas Natural Capital Markets SA
5.250%, 07/09/2014	EUR	100,000	133,387
GDF Suez
5.625%, 01/18/2016		75,000	110,769
Georgia Power Company
4.750%, 09/01/2040		$480,000	452,708
Hydro One, Inc.
5.180%, 10/18/2017	CAD	45,000	48,193
Israel Electric Corp., Ltd.
7.250%, 01/15/2019		$250,000	279,006
9.375%, 01/28/2020		250,000	316,632
Kentucky Utilities Company
1.625%, 11/01/2015 (S)		95,000	93,315
Korea Hydro & Nuclear
Power Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	197,183
LG&E and KU Energy LLC
2.125%, 11/15/2015 (S)		350,000	343,666
Listrindo Capital BV
9.250%, 01/29/2015 (S)		175,000	192,911
Majapahit Holding BV
7.750%, 01/20/2020		550,000	654,500
8.000%, 08/07/2019 (S)		100,000	120,000
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	310,477
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	49,842
National Grid Gas PLC
6.000%, 06/07/2017	GBP	10,000	17,647
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	88,179
6.500%, 04/22/2014		50,000	73,142
National Power Corp.
4.534%, 08/23/2011 (P)(S)		$200,000	204,220
6.875%, 11/02/2016		100,000	116,827
9.625%, 05/15/2028		135,000	185,625
Nevada Power Company
6.650%, 04/01/2036		410,000	470,664
6.750%, 07/01/2037		245,000	285,442
8.250%, 06/01/2011		250,000	259,081
NiSource Finance Corp.
6.150%, 03/01/2013		145,000	159,383
10.750%, 03/15/2016		185,000	244,450
North American Energy Alliance LLC
10.875%, 06/01/2016 (S)		175,000	194,250
Northeast Utilities Corp.
5.650%, 06/01/2013		370,000	403,117
Northern States Power Company
5.350%, 11/01/2039		100,000	104,157
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017		530,000	534,525
8.250%, 09/01/2020 (S)		450,000	451,125
NV Energy, Inc.
6.250%, 11/15/2020		85,000	85,874
Ohio Power Company
5.750%, 09/01/2013		195,000	215,220
PacifiCorp
6.250%, 10/15/2037		100,000	115,517
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	244,033
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	15,651

241

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PNM Resources, Inc.
9.250%, 05/15/2015		$550,000	$610,500
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	222,501
Public Service Electric & Gas Company
5.500%, 03/01/2040		155,000	166,231
5.700%, 12/01/2036		285,000	310,602
RRI Energy, Inc.
7.875%, 06/15/2017		125,000	113,750
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	51,866
6.625%, 01/31/2019	EUR	50,000	78,573
San Diego Gas & Electric Company
5.350%, 05/15/2040		$80,000	84,622
6.000%, 06/01/2039		175,000	200,728
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	38,268
Sempra Energy
6.000%, 10/15/2039		$280,000	301,223
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	92,743
Southern California Edison Company
5.500%, 03/15/2040		$150,000	160,876
Suez Environnement SA
6.250%, 04/08/2019	EUR	100,000	154,823
Tampa Electric Company
6.150%, 05/15/2037		$230,000	249,888
Teco Finance, Inc.
5.150%, 03/15/2020		345,000	368,864
6.572%, 11/01/2017		37,000	43,035
7.000%, 05/01/2012		24,000	26,152
The AES Corp.
7.750%, 03/01/2014		50,000	53,000
9.750%, 04/15/2016		500,000	555,000
United Maritime Group LLC
11.750%, 06/15/2015		250,000	243,125
Veolia Environnement
4.875%, 05/28/2013	EUR	85,000	117,591
5.250%, 06/03/2013		$360,000	391,216
5.875%, 02/01/2012	EUR	30,000	40,840
Virginia Electric and Power Company
5.100%, 11/30/2012		$210,000	226,889
West Penn Power Company
5.950%, 12/15/2017 (S)		220,000	245,215
Westar Energy, Inc.
5.100%, 07/15/2020		185,000	200,184

			22,867,144

TOTAL CORPORATE BONDS (Cost $355,544,491)			$373,964,158

CAPITAL PREFERRED SECURITIES - 0.34%
Financials - 0.34%
BAC Capital Trust VI
5.625%, 03/08/2035		445,000	397,238
BB&T Capital Trust II
6.750%, 06/07/2036		180,000	181,708
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037		425,000	419,688
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057		675,000	702,000

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	$900,000	$916,362
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	115,000	115,068
The Goldman Sachs Capital I
6.345%, 02/15/2034	324,000	301,534
USB Capital XIII Trust
6.625%, 12/15/2039	75,000	75,432

		3,109,030

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,985,374)		$3,109,030

CONVERTIBLE BONDS - 0.09%
Industrials - 0.04%
General Cable Corp.
4.500%, 11/15/2029	275,000	313,844
Telecommunication Services - 0.05%
Leap Wireless International, Inc.
4.500%, 07/15/2014	300,000	270,750
Lucent Technologies, Inc.
2.875%, 06/15/2025	225,000	213,469

		484,219

TOTAL CONVERTIBLE BONDS (Cost $675,779)		$798,063

MUNICIPAL BONDS - 0.35%
Arizona - 0.02%
Salt River Project Agricultural
Improvement & Power District
4.839%, 01/01/2041	155,000	143,212
California - 0.06%
Bay Area Toll Authority
6.263%, 04/01/2049	200,000	203,874
East Bay Municipal Utility District
5.874%, 06/01/2040	60,000	61,657
Los Angeles Department of Airports
7.053%, 05/15/2040	185,000	192,851
San Diego County Water Authority
6.138%, 05/01/2049	100,000	104,927

		563,309
District of Columbia - 0.00%
District of Columbia
5.591%, 12/01/2034	40,000	41,368
Guam - 0.01%
Guam Power Authority
7.500%, 10/01/2015	110,000	114,270
Illinois - 0.06%
Chicago Illinois O’Hare
International Airport
6.395%, 01/01/2040	150,000	149,694
Chicago Illinois Transit
Authority, Series A
6.899%, 12/01/2040	245,000	250,951
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	165,000	175,169

		575,814
Kansas - 0.01%
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	118,562

242

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	$125,000	$133,696
New York - 0.04%
City of New York
5.846%, 06/01/2040	95,000	93,478
Metropolitan Transportation Authority
7.336%, 11/15/2039	55,000	63,491
New York City Housing
Development Corp.
6.420%, 11/01/2027	100,000	103,449
New York City Municipal Water
Finance Authority
5.952%, 06/15/2042	95,000	99,199

		359,617
Oregon - 0.01%
State of Oregon
5.892%, 06/01/2027	60,000	67,540
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	261,125
Texas - 0.02%
Texas State Transportation
Commission, Series B
5.178%, 04/01/2030	190,000	191,328
Utah - 0.02%
Utah Transit Authority
5.937%, 06/15/2039	135,000	147,154
Virginia - 0.03%
Virginia Commonwealth
Transportation Board
5.350%, 05/15/2035	35,000	35,047
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	214,561

		249,608
West Virginia - 0.02%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	310,000	213,897

TOTAL MUNICIPAL BONDS (Cost $3,225,511)		$3,180,500

TERM LOANS (M) - 1.34%
Consumer Discretionary - 0.40%
Adesa, Inc.
3.010%, 10/18/2013	281,551	279,264
Anchor Glass Container Corp.
6.000%, 03/02/2016	235,645	235,645
CCM Merger, Inc.
8.500%, 07/13/2012	261,427	260,185
Charter Communications Operating LLC
7.250%, 03/06/2014	221,615	229,821
CSC Holdings, Inc.
1.003%, 02/24/2012	125,000	123,438
Federal Mogul Corp.
2.188%, 12/29/2014	164,694	148,602
2.188%, 12/28/2015	84,027	75,817
Getty Images, Inc.
- 11/07/2016 (T)	150,000	151,163
Interactive Data Corp.
6.750%, 01/27/2017	349,125	353,777
Las Vegas Sands LLC
- 05/23/2014 (T)	145,210	138,817

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
New Customer Service
9.500%, 03/22/2017	$475,000	$469,854
OSI Restaurant Partners, Inc.
2.586%, 06/14/2013	34,060	31,894
2.625%, 06/14/2014	434,382	406,758
Roundy’s Supermarkets, Inc.
10.000%, 04/18/2016	250,000	254,219
Six Flags, Inc.
6.000%, 06/30/2016	241,883	242,909
The ServiceMaster Company
2.760%, 07/24/2014	22,525	21,292
2.769%, 07/24/2014	226,190	213,806
Venetian Casino Resort LLC
- 05/23/2014 (T)	29,790	28,478

		3,665,739
Financials - 0.29%
Asurion Corp.
6.753%, 07/03/2015	325,000	302,792
HUB International Holdings, Inc.
2.789%, 06/13/2014	243,732	236,115
Intelsat Jackson Holdings SA
3.290%, 02/02/2014	250,000	237,938
International Lease Finance Corp.
6.750%, 03/17/2015	250,000	253,214
Nuveen Investments, Inc.
3.289%, 11/13/2014	1,133,809	1,056,385
Pinafore LLC/Pinafore, Inc.
6.750%, 09/29/2016	300,000	303,281
Pinnacle Foods Finance LLC
2.754%, 04/02/2014	241,549	235,171

		2,624,896
Health Care - 0.21%
Bausch & Lomb, Inc.
3.506%, 04/24/2015	47,451	46,599
3.527%, 04/24/2015	195,674	190,701
Community Health Systems, Inc.
2.544%, 07/25/2014	243,724	237,965
HCA, Inc.
1.539%, 11/16/2012	154,981	151,524
2.539%, 11/18/2013	250,000	244,688
Health Management Associates, Inc.
2.039%, 02/28/2014	232,771	226,317
IASIS Healthcare LLC
5.538%, 06/13/2014	652,611	628,682
Warner Chilcott Company LLC
6.250%, 04/30/2015	248,747	250,094

		1,976,570
Industrials - 0.09%
Awas B
7.750%, 06/10/2016	550,000	560,083
DAE Aviation Holdings, Inc.
4.040%, 07/31/2014	248,738	236,923

		797,006
Information Technology - 0.24%
Fidelity National Information
Services, Inc.
5.250%, 07/18/2016	300,000	302,946
First Data Corp.
3.003%, 09/24/2014	235,302	211,771
3.003%, 09/24/2014	1,051,255	945,891
Infor Global Solutions
6.506%, 03/02/2014	91,667	64,854

243

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology (continued)
Infor Global Solutions (continued)
6.506%, 03/02/2014	$158,333	$112,060
Skype Technologies SA
7.000%, 02/02/2015	170,625	170,563
Softlayer Technologies, Inc.,
- 11/05/2016 (T)	375,000	376,172

		2,184,257
Materials - 0.06%
Arizona Chemical, Inc.
- 11/18/2016 (T)	250,000	251,406
Global Brass and Copper, Inc.
10.251%, 07/29/2015	350,000	348,250

		599,656
Utilities - 0.05%
Calpine Corp.
3.165%, 03/29/2014	62,628	62,189
New Development Holdings, Inc.
7.000%, 07/03/2017	374,063	379,849

		442,038

TOTAL TERM LOANS (Cost $11,559,892)		$12,290,162

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.00%
Commercial & Residential - 1.62%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	373,669
Banc of America Commercial
Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	89,674	90,925
Series 2005-3, Class A2,
4.501%, 07/10/2043	430,490	432,774
Series 2003-1, Class A2,
4.648%, 09/11/2036	796,000	835,938
Series 2007-1, Class AAB,
5.422%, 01/15/2049	300,000	322,234
Banc of America Mortgage Securities
Series 2004-D, Class 2A2,
2.954%, 05/25/2034 (P)	50,632	47,246
Series 2005-J, Class 2A1,
3.127%, 11/25/2035 (P)	283,162	234,982
Series 2004-H, Class 2A2,
3.163%, 09/25/2034 (P)	119,830	114,038
Series 2004-A, Class 2A2,
3.513%, 02/25/2034 (P)	89,099	80,058
Series 2004-I, Class 3A2,
4.772%, 10/25/2034 (P)	28,510	28,062
Series 2005-J, Class 3A1,
5.239%, 11/25/2035 (P)	131,814	116,895
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	403,428	418,998
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	320,000	334,063
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,248,356
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	314,041	319,325
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	531,869

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	$628,000	$675,367
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	13,906	13,926
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	46,924
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	250,000	272,130
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	170,000	181,447
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.214%, 12/10/2049 (P)	1,225,000	1,304,805
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.008%, 12/10/2049 (P)	230,000	247,226
Credit Suisse First Boston Mortgage
Securities Corp.,
Series 2005-C2, Class A4
4.832%, 04/15/2037	575,000	598,009
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A1
4.771%, 09/15/2039	47,643	47,847
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%, 05/15/2033	306,412	308,008
GMAC Commercial Mortgage Securities,
Inc., Series 2001-C2, Class A2
6.700%, 04/15/2034	45,318	45,841
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	144,596	146,066
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	255,652
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	119,722	124,277
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	165,000	160,295
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	506,676	531,996
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	68,251	68,867
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	97,268	98,856
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	290,000	302,398
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	35,280	35,249
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2,
3.246%, 03/15/2029	127,274	127,424
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	484,589
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	140,632
Series 2003-C8, Class A3,
4.830%, 11/15/2027	423,523	433,124

244

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial Mortgage
Trust (continued)
Series 2006-C7, Class A3,
5.347%, 11/15/2038	$311,000	$328,726
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	51,954
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	420,000	436,057
Series 2007-T27, Class A1,
5.606%, 06/11/2042	308,941	317,257
Series 2006-T23, Class A1,
5.682%, 08/12/2041	34,676	34,976
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	352,365	370,123
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	92,435	93,637
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.599%, 03/15/2025 (P)	7,076	7,661
Wells Fargo Mortgage Backed Securities
Trust, Series 2005-AR2, Class 2A2
2.855%, 03/25/2035 (P)	226,941	209,339
Wells Fargo Mortgage Backed
Securities Trust
Series 2003-O, Class 5A1,
4.858%, 01/25/2034 (P)	208,763	209,861
Series 2005-AR2, Class 3A1,
4.881%, 03/25/2035 (P)	123,081	117,913
Series 2006-AR16, Class A1,
5.492%, 10/25/2036 (P)	608,566	499,121

		14,857,012
U.S. Government Agency - 0.38%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
zero coupon 08/01/2028	5,274	4,727
Series 2568, Class KA,
4.250%, 12/15/2021	74,090	75,368
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	44,252	666
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	56,567	57,591
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	16,253	1,027
Series 2688, Class DE,
4.500%, 02/15/2020	71,939	71,912
Series 2003-41, Class YV,
5.500%, 04/25/2014	146,413	156,412
Series 2005-R003, Class VA,
5.500%, 08/15/2016	345,090	367,355
Series R005, Class AB,
5.500%, 12/15/2018	192,607	198,352
Series 3354, Class PA,
5.500%, 07/15/2028	293,574	297,475
Series R006, Class AK,
5.750%, 12/15/2018	187,770	192,632
Series 2006-3123, Class VB,
6.000%, 09/15/2013	123,143	125,972
Series 2006-R007, Class VA,
6.000%, 09/15/2016	127,036	132,331

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series R013, Class AB,
6.000%, 12/15/2021	$63,030	$64,957
Series 2006-3195, Class PN,
6.500%, 08/15/2030	214,513	218,375
Federal National Mortgage Association
Series 2004-21, Class AC,
4.000%, 05/25/2016	686	685
Series 400, Class 2, IO,
4.500%, 11/25/2039	2,005,156	402,448
Series 2005-46, Class CN,
5.000%, 01/25/2020	109,751	113,109
Series 2002-84, Class VA,
5.500%, 11/25/2013	98,379	103,347
Series 2006-B2, Class AB,
5.500%, 05/25/2014	71,859	72,784
Series 2006-3136, Class PB,
6.000%, 01/15/2030	411,000	421,169
Series 319, Class 2 IO,
6.500%, 02/01/2032	19,942	4,209
Government National
Mortgage Association
Series 1998-6, Class EA PO,
zero coupon 03/16/2028	21,661	19,281
Series 2004-43, Class A,
2.822%, 12/16/2019	291,456	293,422
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	60,780

		3,456,386

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $17,506,077)		$18,313,398

ASSET BACKED SECURITIES - 1.83%
Ally Auto Receivables Trust
Series 2010-4, Class A4,
1.350%, 12/15/2015	445,000	439,232
Series 2010-2, Class A3,
1.380%, 07/15/2014	240,000	241,140
American Express Credit Account
Master Trust
Series 2006-B, Class A,
0.293%, 08/15/2013 (P)(S)	170,000	169,990
Series 2010-1, Class B,
0.853%, 11/16/2015 (P)	390,000	389,506
Series 2006-2 Class B,
5.550%, 01/15/2014	175,000	178,758
AmeriCredit Automobile
Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	141,618
Series 2006-RM, Class A3,
5.530%, 01/06/2014	633,360	644,111
Bank of America Auto Trust,
Series 2010-1A, Class A2
0.750%, 06/15/2012 (S)	121,742	121,804
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	310,947
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	32,933	32,004
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	174,526	176,166

245

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class A2
0.303%, 10/15/2014 (P)(S)	$500,000	$497,945
Carmax Auto Owner Trust
Series 2010-2, Class A3,
1.410%, 02/16/2015	180,000	180,791
Series 2010-3, Class A4,
1.410%, 02/16/2016	665,000	659,476
Series 2010-2, Class A4,
2.040%, 10/15/2015	175,000	177,223
CenterPoint Energy Transition Bond
Company LLC,
Series 2005-A, Class A2
4.970%, 08/01/2014	98,463	101,517
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.993%, 10/25/2032 (P)	8,040	6,916
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	129,648	127,856
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	11,638
Chesapeake Funding LLC,
Series 2009-4A, Class C
2.253%, 09/07/2020 (P)(S)	325,000	323,172
Chrysler Financial Lease Trust,
Series 2010-A, Class A2
1.780%, 06/15/2011 (S)	168,069	168,348
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A3
2.590%, 10/15/2013 (S)	326,000	331,179
CNH Equipment Trust
Series 2010-A, Class A4,
2.490%, 01/15/2016	355,000	365,366
Series 2009-B, Class A3,
2.970%, 03/15/2013	68,488	68,877
Series 2009-C, Class A4,
3.000%, 08/17/2015	625,000	645,777
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	295,458
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	61,168	61,453
Detroit Edison Securitization Funding
LLC, Series 2001-1, Class A5
6.420%, 03/01/2015	450,000	487,678
Discover Card Master Trust,
Series 2009-A2, Class A
1.553%, 02/17/2015 (P)	545,000	553,468
Ford Credit Auto Owner Trust
Series 2009-E, Class A3,
1.510%, 01/15/2014	115,000	115,758
Series 2009-E, Class A4,
2.420%, 11/15/2014	101,000	103,949
Series 2009-D, Class A4,
2.980%, 08/15/2014	250,000	259,493
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	190,589
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	225,000	241,264
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	485,000	514,801
GE Capital Credit Card Master
Note Trust, Series 2009-2, Class A
3.690%, 07/15/2015	1,025,000	1,064,687

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Equipment Midticket LLC
Series 2010-1, Class A3,
0.940%, 07/14/2014 (S)	$185,000	$183,947
Series 2009-1, Class A3,
2.340%, 06/17/2013	295,716	298,449
GS Auto Loan Trust,
Series 2007-1, Class A4
5.480%, 12/15/2014	306,752	313,959
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	200,393
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4
3.150%, 03/15/2016	295,000	308,668
John Deere Owner Trust,
Series 2009-B, Class A3
1.570%, 10/15/2013	150,000	150,900
John Deere Owner Trust,
Series 2009-A, Class A3
2.590%, 10/15/2013	73,766	74,495
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	80,552	80,675
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.313%, 11/25/2036 (P)	31,160	30,685
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	89,843	93,530
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	268,155	280,599
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	12,566	13,016
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.543%, 10/15/2013 (P)	415,000	413,727
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	110,000	111,125
Navistar Financial Corp Owner Trust,
Series 2010-B, Class A3
1.080%, 03/18/2014 (S)	315,000	314,091
Nissan Auto Lease Trust,
Series 2009-A, Class A3
2.920%, 12/15/2011	129,748	130,626
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	281,000	305,742
Residential Asset Mortgage Products,
Inc., Series 2003-RZ2
3.600%, 04/25/2033	18,758	17,789
SLM Student Loan Trust,
Series 2008-4, Class A2
1.338%, 07/25/2016 (P)	675,000	684,931
Toyota Auto Receivables Owner Trust
Series 2010-B, Class A4,
1.470%, 01/17/2017	65,000	65,596
Series 2010-A, Class A4,
1.860%, 05/16/2016	830,000	842,840
USAA Auto Owner Trust,
Series 2010-1, Class A4
2.140%, 09/15/2015	260,000	266,138
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	364,812	369,052

246

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A2
0.660%, 05/21/2012	$91,484	$91,515
WaMu Mortgage Pass Through
Certificates,
Series 2005-AR12, Class 2A1
5.002%, 09/25/2035 (P)	69,598	64,719
World Financial Network Credit Card
Master Trust
Series 2009-B, Class A,
3.790%, 05/15/2016	85,000	87,669
Series 2010-A, Class A,
3.960%, 04/15/2019	155,000	161,631
Series 2009-D, Class A,
4.660%, 05/15/2017	430,000	457,437

TOTAL ASSET BACKED SECURITIES (Cost $16,558,944)		$16,813,899

COMMON STOCKS - 12.88%
Consumer Discretionary - 2.11%
Bed Bath & Beyond, Inc. (I)(L)	25,600	1,119,744
Cablevision Systems Corp., Class A	30,600	969,102
Comcast Corp., Class A	31,200	624,000
D.R. Horton, Inc. (L)	15,700	157,628
Dana Holding Corp. (I)	20,725	313,155
Fortune Brands, Inc.	30,500	1,802,245
General Motors Company (I)(L)	22,400	766,080
Genuine Parts Company (L)	12,300	592,122
H&R Block, Inc. (L)	19,900	250,541
Harley-Davidson, Inc. (L)	18,100	566,168
Home Depot, Inc. (L)	62,900	1,900,209
Lakes Gaming, Inc. (I)	22,900	49,235
Lear Corp. (I)	3,425	300,612
Macy’s, Inc.	21,600	554,688
Madison Square Garden, Inc., Class A (I)	7,525	165,099
Marriott International, Inc., Class A (L)	25,499	999,816
Mattel, Inc. (L)	45,100	1,165,384
MGM Resorts International (I)(L)	17,400	212,802
The McGraw-Hill Companies, Inc.	35,300	1,217,497
The New York Times
Company, Class A (I)(L)	44,600	400,954
The Walt Disney Company (L)	39,800	1,453,098
Tiffany & Company (L)	10,400	645,840
Time Warner, Inc.	53,733	1,584,586
Whirlpool Corp. (L)	15,600	1,138,800
WPP PLC	34,500	381,515

		19,330,920
Consumer Staples - 0.57%
Archer-Daniels-Midland Company	12,600	365,274
B&G Foods, Inc.	25,350	323,973
Campbell Soup Company (L)	14,100	477,990
Kimberly-Clark Corp. (L)	17,900	1,107,831
Kraft Foods, Inc., Class A	21,700	656,425
McCormick & Company, Inc. (L)	12,300	541,323
The Hershey Company (L)	38,300	1,792,440

		5,265,256
Energy - 1.81%
Anadarko Petroleum Corp.	20,400	1,308,864
Baker Hughes, Inc.	9,700	505,952
BP PLC, SADR (I)	24,600	984,000
Chevron Corp.	38,700	3,133,539
ConocoPhillips	12,400	746,108
Exxon Mobil Corp.	40,100	2,789,283
Murphy Oil Corp.	26,500	1,789,280
Royal Dutch Shell PLC, ADR (L)	38,500	2,335,795

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Schlumberger, Ltd.	21,600	$1,670,544
Spectra Energy Corp.	23,200	551,464
Sunoco, Inc.	18,800	754,632

		16,569,461
Financials - 2.60%
American Express Company	57,700	2,493,794
Bank of America Corp.	157,985	1,729,936
Capital One Financial Corp.	17,300	644,079
Chubb Corp. (L)	9,000	513,090
CIT Group, Inc. (I)	11,400	449,844
General Growth Properties, Inc.	23,375	378,441
JPMorgan Chase & Company	86,400	3,229,632
KeyCorp	61,600	463,848
Legg Mason, Inc. (L)	34,200	1,115,604
Lincoln National Corp.	31,000	740,280
Marsh & McLennan Companies, Inc. (L)	47,900	1,201,332
Marshall & Ilsley Corp.	29,100	139,389
Morgan Stanley	10,800	264,168
NYSE Euronext (L)	21,900	598,308
Regions Financial Corp.	66,500	357,770
SLM Corp. (I)(L)	59,700	689,535
Sun Life Financial, Inc.	24,600	663,708
SunTrust Banks, Inc.	31,800	742,848
The Allstate Corp.	16,900	491,959
The Bank of New York Mellon Corp. (L)	38,500	1,039,115
TLF Fund Term Asset Backed
Management Fees Company (I)	153,095	1,583,005
U.S. Bancorp	74,900	1,781,122
Wells Fargo & Company	77,200	2,100,612
Weyerhaeuser Company	21,189	353,644

		23,765,063
Health Care - 0.73%
Amgen, Inc. (I)	10,900	574,321
Beckman Coulter, Inc. (L)	11,600	634,636
Bristol-Myers Squibb Company	37,300	941,452
Eli Lilly & Company	22,900	770,814
Johnson & Johnson	21,600	1,329,480
Merck & Company, Inc.	36,200	1,247,814
Pfizer, Inc.	73,406	1,195,784

		6,694,301
Industrials - 1.70%
3M Company	24,400	2,049,112
Avery Dennison Corp.	19,500	732,030
Cooper Industries PLC	15,900	866,550
Deere & Company	3,100	231,570
Eaton Corp.	5,500	530,200
Emerson Electric Company	9,600	528,672
General Electric Company	180,300	2,854,149
Honeywell International, Inc.	29,300	1,456,503
Illinois Tool Works, Inc.	32,700	1,557,501
ITT Corp. (L)	19,200	883,200
Lockheed Martin Corp.	9,600	653,184
Masco Corp.	52,600	573,866
The Boeing Company	15,500	988,435
United Parcel Service, Inc., Class B	20,000	1,402,600
USG Corp. (I)(L)	17,600	223,344

		15,530,916
Information Technology - 0.76%
Analog Devices, Inc.	33,400	1,187,704
Applied Materials, Inc.	67,000	832,810
Cisco Systems, Inc. (I)	22,400	429,184
Computer Sciences Corp.	19,800	883,674

247

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology (continued)
Dell, Inc. (I)	38,300	$506,326
eBay, Inc. (I)	24,600	716,598
Electronic Arts, Inc. (I)(L)	22,200	331,002
Hewlett-Packard Company	9,800	410,914
Microsoft Corp.	54,100	1,363,861
Texas Instruments, Inc.	9,600	305,280

		6,967,353
Materials - 0.89%
E.I. Du Pont de Nemours & Company	24,700	1,160,653
International Flavors & Fragrances, Inc.	19,100	1,003,132
International Paper Company	54,700	1,365,859
MeadWestvaco Corp.	25,400	630,936
Monsanto Company	21,300	1,276,296
Nucor Corp. (L)	30,200	1,139,748
Rock-Tenn Company, Class A	3,725	201,485
Smurfit-Stone Container Corp. (I)	18,847	450,443
Vulcan Materials Company (L)	22,700	910,724

		8,139,276
Telecommunication Services - 0.62%
AT&T, Inc.	83,335	2,315,880
MetroPCS Communications, Inc. (I)(L)	24,950	303,143
Qwest Communications
International, Inc. (L)	142,900	1,000,300
Sprint Nextel Corp. (I)(L)	133,075	503,024
Verizon Communications, Inc.	32,200	1,030,722
Vodafone Group PLC	202,500	506,032

		5,659,101
Utilities - 1.09%
CenterPoint Energy, Inc.	20,600	321,978
Constellation Energy Group, Inc.	20,200	572,872
Duke Energy Corp. (L)	44,700	784,485
Entergy Corp. (L)	17,100	1,218,204
Exelon Corp.	32,500	1,279,525
FirstEnergy Corp. (L)	14,800	519,628
NiSource, Inc. (L)	64,200	1,074,066
NRG Energy, Inc. (I)	11,900	230,622
PG&E Corp.	15,900	746,187
Pinnacle West Capital Corp.	15,400	622,468
PPL Corp.	23,700	602,217
Progress Energy, Inc.	19,500	851,955
TECO Energy, Inc. (L)	16,800	281,400
Xcel Energy, Inc. (L)	38,400	902,400

		10,008,007

TOTAL COMMON STOCKS (Cost $111,312,010)		$117,929,654

PREFERRED SECURITIES - 0.53%
Consumer Discretionary - 0.14%
General Motors Company, Series B (L)	17,900	907,530
Las Vegas Sands Corp., 10.000%	1,600	176,803
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	206,360

		1,290,693
Financials - 0.17%
Ally Financial, Inc., 7.000% (S)	1,700	1,517,781
Telecommunication Services - 0.22%
Lucent Technologies Capital Trust
I, 7.750%	2,300	2,012,500

TOTAL PREFERRED SECURITIES (Cost $4,455,952)		$4,820,974

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 7.14%
Repurchase Agreement - 0.22%
Repurchase Agreement with State Street
Corp. dated 11/30/2010 at 0.010% to be
repurchased at $3,714 on 12/01/2010,
collateralized by $5,000 US Treasury
Notes, 2.500% due 4/30/15 (valued at
$5,271, including interest)	$3,714	$3,714
Repurchase Agreement with State Street
Corp. dated 11/30/2010 at 0.010% to be
repurchased at $2,033,001 on
12/01/2010, collateralized by
$1,890,000 Federal Home Loan
Mortgage Corp., 4.500% due
01/15/2013 (valued at $2,074,275,
including interest)	2,033,000	2,033,000

		2,036,714
Short-Term Securities* - 3.76%
T. Rowe Price Reserve Investment
Fund, 0.2575% (Y)	34,443,856	34,443,856
Securities Lending Collateral - 3.16%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	2,891,927	28,939,804

TOTAL SHORT-TERM INVESTMENTS (Cost $65,424,813)		$65,420,374

Total Investments (Spectrum Income Fund)
(Cost $904,286,298) - 102.75%		$940,836,741
Other assets and liabilities, net - (2.75%)		(25,172,202)

TOTAL NET ASSETS - 100.00%		$915,664,539

Strategic Bond Fund
		Value

Total Investments (Strategic Bond Fund)
(Cost $0)		$0
Other assets and liabilities, net - 100.00%		1,766,412

TOTAL NET ASSETS - 100.00%		$1,766,412

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.61%
U.S. Treasury Bonds - 3.73%
3.875%, 08/15/2040	$2,250,000	$2,154,374
4.375%, 02/15/2038 to 11/15/2039	4,702,000	4,910,664
5.250%, 02/15/2029	1,875,000	2,246,483
6.750%, 08/15/2026	700,000	970,484
7.125%, 02/15/2023	3,100,000	4,342,908
7.500%, 11/15/2024	400,000	584,812
8.125%, 08/15/2021	1,300,000	1,927,860

		17,137,585
U.S. Treasury Notes - 21.55%
0.375%, 10/31/2012	5,300,000	5,291,721
0.500%, 11/30/2012 to 10/15/2013	10,900,000	10,864,000
1.250%, 10/31/2015	4,700,000	4,657,406
1.375%, 10/15/2012 to 02/15/2013	15,500,000	15,778,652
1.500%, 07/15/2012	4,900,000	4,988,430
1.750%, 03/31/2014	8,900,000	9,164,222
1.875%, 02/28/2014 to 10/31/2017	13,900,000	14,237,195
2.375%, 09/30/2014 to 02/28/2015	11,200,000	11,760,945
2.625%, 02/29/2016 to 08/15/2020	7,300,000	7,604,478
3.375%, 11/15/2019 (L)	3,000,000	3,183,282
3.500%, 05/15/2020	1,500,000	1,599,375
3.625%, 08/15/2019 to 02/15/2020	5,820,000	6,295,422
3.750%, 11/15/2018	3,268,000	3,601,437

		99,026,565

248

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Farm Credit Bank - 0.38%
3.875%, 10/07/2013	$775,000	$841,420
4.875%, 12/16/2015	780,000	896,516

		1,737,936
Federal Home Loan Bank - 1.07%
3.875%, 06/14/2013	3,030,000	3,266,634
5.000%, 11/17/2017	1,020,000	1,190,527
5.500%, 07/15/2036	410,000	474,965

		4,932,126
Federal Home Loan Mortgage Corp. - 12.33%
3.750%, 06/28/2013	1,950,000	2,101,435
4.000%, 08/01/2024 to 04/01/2039	2,264,958	2,314,990
4.125%, 09/27/2013	1,000,000	1,091,681
4.500%, 07/01/2023 to 11/01/2039	12,764,799	13,323,290
5.000%, 07/01/2035 to 09/01/2039	11,899,958	12,610,580
5.500%, 08/23/2017 to 11/01/2038	12,194,263	13,179,659
6.000%, 06/01/2035 to 10/01/2038	6,487,291	7,067,981
6.250%, 07/15/2032	150,000	191,741
6.500%, 08/01/2038	1,272,388	1,410,456
6.750%, 09/15/2029	2,100,000	2,748,808
7.000%, 11/01/2037	544,120	611,677

		56,652,298
Federal National Mortgage Association - 21.56%
2.573%, 01/01/2035 (P)	547,255	567,292
3.250%, 04/09/2013	4,000,000	4,242,556
3.875%, 07/12/2013	2,000,000	2,161,102
4.000%, 07/01/2018 to 08/01/2039	10,331,065	10,618,552
4.375%, 10/15/2015	2,000,000	2,257,296
4.500%, 04/01/2018 to 01/01/2040	14,344,893	14,987,784
4.828%, 04/01/2036 (P)	864,993	899,425
4.958%, 07/01/2034 (P)	1,480,773	1,570,082
5.000%, 05/01/2019 to 12/01/2039	14,205,124	15,072,488
5.433%, 05/01/2036 (P)	344,219	362,442
5.500%, 09/01/2017 to 07/01/2038	17,673,342	19,069,211
5.576%, 04/01/2037 (P)	966,535	1,023,923
5.689%, 04/01/2037 (P)	623,950	660,997
6.000%, 08/01/2023 to 03/01/2038	13,863,298	15,149,475
6.125%, 03/15/2012	500,000	535,860
6.240%, 10/01/2037 (P)	834,016	892,658
6.500%, 07/01/2031 to 10/01/2038	4,622,263	5,166,206
6.625%, 11/15/2030	2,000,000	2,631,894
7.000%, 10/01/2038	918,608	1,037,291
7.250%, 05/15/2030	150,000	208,822

		99,115,356
Government National Mortgage Association - 6.75%
4.000%, 07/15/2039	458,927	471,054
4.500%, 06/15/2023 to 11/20/2039	6,400,280	6,744,341
5.000%, 11/20/2038 to 11/20/2039	10,984,926	11,807,240
5.500%, 08/15/2023 to 09/20/2039	6,392,307	6,955,409
6.000%, 07/20/2037 to 10/15/2038	3,662,879	4,029,938
6.500%, 10/20/2038	904,568	1,006,897

		31,014,879
Tennessee Valley Authority - 0.16%
6.750%, 11/01/2025	580,000	757,807
The Financing Corp. - 0.08%
8.600%, 09/26/2019	265,000	376,491

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $295,820,071)		$310,751,043

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.83%
Austria - 0.09%
Government of Austria
5.000%, 05/19/2014 (S)	$364,000	$408,127
Brazil - 0.23%
Federative Republic of Brazil
6.000%, 01/17/2017	400,000	462,000
7.125%, 01/20/2037	500,000	616,250

		1,078,250
Canada - 0.65%
Export Development Canada
3.500%, 05/16/2013	240,000	255,490
Government of Canada
2.375%, 09/10/2014	110,000	114,765
5.000%, 02/15/2012	160,000	168,541
5.125%, 01/26/2017	245,000	280,287
5.200%, 02/21/2017	200,000	230,085
6.500%, 01/15/2026	260,000	338,041
7.500%, 07/15/2023 to 09/15/2029	605,000	844,683
Hydro-Quebec
8.400%, 01/15/2022	50,000	71,854
Province of Ontario
4.500%, 02/03/2015	500,000	557,014
Province of Saskatchewan
8.000%, 02/01/2013	115,000	132,015

		2,992,775
Israel - 0.10%
Government of Israel
5.125%, 03/26/2019	210,000	229,040
5.500%, 09/18/2023	195,000	234,928

		463,968
Italy - 0.11%
Republic of Italy
6.875%, 09/27/2023	415,000	487,512
Japan - 0.05%
Development Bank of Japan
5.125%, 02/01/2017	100,000	115,294
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	111,962

		227,256
Mexico - 0.18%
Government of Mexico
5.950%, 03/19/2019	511,000	586,373
6.050%, 01/11/2040	240,000	255,000

		841,373
Norway - 0.05%
Eksportfinans AS
5.500%, 06/26/2017	200,000	232,352
Panama - 0.03%
Republic of Panama
6.700%, 01/26/2036	100,000	116,250
Peru - 0.13%
Republic of Peru
7.125%, 03/30/2019	490,000	597,800
South Africa - 0.08%
Republic of South Africa
5.500%, 03/09/2020	330,000	359,700
Sweden - 0.13%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	424,510

249

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden (continued)
Svensk Exportkredit AB (continued)
4.875%, 09/29/2011	$165,000	$170,959

		595,469

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,798,087)		$8,400,832

CORPORATE BONDS - 23.49%
Consumer Discretionary - 1.10%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	280,000	379,187
CBS Corp.
8.875%, 05/15/2019	200,000	256,703
Comcast Corp.
5.700%, 07/01/2019	190,000	213,105
DIRECTV Holdings LLC
5.200%, 03/15/2020	240,000	253,363
Discovery Communications LLC
5.625%, 08/15/2019	160,000	180,313
Grupo Televisa SA
6.625%, 01/15/2040	160,000	176,700
Hasbro, Inc.
6.350%, 03/15/2040	120,000	121,104
Home Depot, Inc.
5.875%, 12/16/2036	190,000	198,446
McDonald’s Corp.
5.000%, 02/01/2019	145,000	164,390
News America, Inc.
6.650%, 11/15/2037	335,000	372,581
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	170,000	191,025
Target Corp.
6.500%, 10/15/2037	220,000	261,179
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	337,147
The Walt Disney Company
5.625%, 09/15/2016	250,000	296,761
Time Warner Cable, Inc.
4.125%, 02/15/2021	100,000	97,273
Time Warner Entertainment Company LP
8.375%, 07/15/2033	450,000	568,522
Time Warner, Inc.
7.625%, 04/15/2031	120,000	144,919
Toll Brothers Finance Corp.
6.750%, 11/01/2019	100,000	102,957
Viacom, Inc.
4.250%, 09/15/2015	100,000	106,188
6.250%, 04/30/2016	345,000	402,907
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	110,670
Yum! Brands, Inc.
6.250%, 03/15/2018	95,000	110,252

		5,045,692
Consumer Staples - 2.01%
Altria Group, Inc.
8.500%, 11/10/2013	255,000	303,890
9.250%, 08/06/2019	425,000	566,450
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	300,000	368,916
7.750%, 01/15/2019 (S)	290,000	372,153
Bottling Group LLC
5.125%, 01/15/2019	290,000	327,186

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Brown-Forman Corp.
5.000%, 02/01/2014	$290,000	$316,894
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	309,778
Clorox Company
5.950%, 10/15/2017	260,000	298,359
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	28,072
9.750%, 03/01/2021	140,000	192,650
CVS Caremark Corp.
6.125%, 08/15/2016	305,000	356,152
6.600%, 03/15/2019	300,000	361,799
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	166,155	204,916
Diageo Capital PLC
4.828%, 07/15/2020	240,000	262,842
General Mills, Inc.
5.650%, 02/15/2019	215,000	246,701
Kellogg Company
4.150%, 11/15/2019	100,000	106,061
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	309,820
Kraft Foods, Inc.
6.125%, 02/01/2018	330,000	388,459
6.750%, 02/19/2014	470,000	544,508
6.875%, 02/01/2038	120,000	142,732
Mead Johnson Nutrition Company
4.900%, 11/01/2019	100,000	109,353
PepsiCo, Inc.
5.500%, 01/15/2040	230,000	245,638
7.900%, 11/01/2018	42,000	55,491
Philip Morris International, Inc.
6.875%, 03/17/2014	270,000	315,937
SABMiller PLC
6.500%, 07/15/2018 (S)	200,000	238,574
Safeway, Inc.
6.350%, 08/15/2017	155,000	178,277
Sysco Corp.
5.375%, 03/17/2019	150,000	172,252
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	260,000	275,586
Tesco PLC
6.150%, 11/15/2037 (S)	82,000	93,822
The Coca-Cola Company
3.150%, 11/15/2020	150,000	145,496
The Kroger Company
3.900%, 10/01/2015	100,000	107,554
6.400%, 08/15/2017	210,000	245,274
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	282,238
6.200%, 04/15/2038	386,000	446,352
Walgreen Company
5.250%, 01/15/2019	290,000	333,084

		9,253,266
Energy - 3.15%
Apache Corp.
6.000%, 09/15/2013	200,000	224,428
Boardwalk Pipelines LP
5.750%, 09/15/2019	160,000	176,319
BP Capital Markets PLC
5.250%, 11/07/2013	220,000	239,117
Cameron International Corp.
7.000%, 07/15/2038	100,000	111,217

250

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	$200,000	$224,290
Cenovus Energy, Inc.
5.700%, 10/15/2019	100,000	115,733
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	240,000	273,639
Chevron Corp.
4.950%, 03/03/2019	215,000	247,806
ConocoPhillips
5.750%, 02/01/2019	270,000	318,457
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	327,706
Devon Financing Corp.
6.875%, 09/30/2011	240,000	251,901
7.875%, 09/30/2031	120,000	157,578
Enbridge Energy Partners LP
9.875%, 03/01/2019	345,000	464,975
EnCana Corp.
6.500%, 08/15/2034	345,000	381,850
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	285,141
Enterprise Products Operating LLC
6.650%, 04/15/2018	110,000	129,018
6.875%, 03/01/2033	163,000	181,012
9.750%, 01/31/2014	175,000	213,181
EOG Resources, Inc.
4.100%, 02/01/2021	150,000	149,870
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	289,219
Halliburton Company
6.150%, 09/15/2019	443,000	519,736
Hess Corp.
8.125%, 02/15/2019	210,000	272,425
Kerr-McGee Corp.
6.950%, 07/01/2024	300,000	327,656
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	122,458
5.850%, 09/15/2012	225,000	242,242
6.500%, 09/01/2039	130,000	133,592
7.300%, 08/15/2033	30,000	33,437
9.000%, 02/01/2019	175,000	225,606
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	175,138
Marathon Oil Corp.
6.000%, 10/01/2017	93,000	107,334
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	365,000	461,963
Nabors Industries, Inc.
9.250%, 01/15/2019	290,000	368,482
Nexen, Inc.
6.200%, 07/30/2019	380,000	438,843
Noble Holding International, Ltd.
7.375%, 03/15/2014	240,000	277,338
ONEOK Partners LP
6.650%, 10/01/2036	245,000	264,936
Pemex Project Funding Master Trust
6.625%, 06/15/2035	120,000	125,081
7.375%, 12/15/2014	180,000	206,913
Petro-Canada
5.950%, 05/15/2035	190,000	196,882
6.050%, 05/15/2018	325,000	375,242
Petrobras International Finance Company
8.375%, 12/10/2018	415,000	517,493
Petroleos Mexicanos
4.875%, 03/15/2015	300,000	321,750

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP
8.750%, 05/01/2019	$190,000	$242,030
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	220,000	221,575
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	160,000	185,766
Shell International Finance BV
6.375%, 12/15/2038	265,000	314,027
Talisman Energy, Inc.
3.750%, 02/01/2021	160,000	154,473
6.250%, 02/01/2038	155,000	166,153
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	80,750
The Williams Companies, Inc.
7.875%, 09/01/2021	330,000	398,591
Tosco Corp.
8.125%, 02/15/2030	285,000	376,257
Total Capital SA
3.125%, 10/02/2015	100,000	104,749
4.250%, 12/15/2021	230,000	243,296
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	209,929
Transocean, Inc.
6.800%, 03/15/2038	240,000	241,633
Valero Energy Corp.
6.125%, 06/15/2017	275,000	301,937
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	232,243
6.000%, 03/15/2018	178,000	195,769
Williams Partners LP
5.250%, 03/15/2020	310,000	331,591

		14,477,773
Financials - 9.05%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	153,911
African Development Bank
6.875%, 10/15/2015	105,000	126,747
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	320,000	366,141
American Express Bank FSB
3.150%, 12/09/2011	205,000	210,737
6.000%, 09/13/2017	405,000	461,184
American Express Company
8.125%, 05/20/2019	250,000	315,546
American Express Credit Corp., Series C
7.300%, 08/20/2013	240,000	271,654
American International Group, Inc.
5.450%, 05/18/2017	480,000	475,200
Asian Development Bank
5.593%, 07/16/2018	405,000	483,466
AXA SA
8.600%, 12/15/2030	140,000	160,225
Bank of America Corp.
2.100%, 04/30/2012	540,000	551,781
3.125%, 06/15/2012	350,000	363,916
4.500%, 04/01/2015	120,000	122,995
5.420%, 03/15/2017	300,000	297,350
6.500%, 08/01/2016	200,000	217,165
Barclays Bank PLC
5.125%, 01/08/2020	340,000	348,674
5.450%, 09/12/2012	290,000	312,262
BB&T Corp.
5.200%, 12/23/2015	290,000	317,535

251

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	$290,000	$322,357
BNP Paribas
3.250%, 03/11/2015	320,000	329,395
Boston Properties LP
4.125%, 05/15/2021	160,000	155,015
Capital One Bank USA NA
8.800%, 07/15/2019	350,000	435,084
Capital One Financial Corp.
5.700%, 09/15/2011	250,000	258,881
7.375%, 05/23/2014	290,000	334,768
Chubb Corp.
5.750%, 05/15/2018	100,000	113,739
Citigroup Funding, Inc.
1.875%, 11/15/2012	205,000	210,051
Citigroup, Inc.
2.125%, 04/30/2012	560,000	572,573
2.875%, 12/09/2011	210,000	215,204
5.500%, 04/11/2013	345,000	369,804
5.875%, 05/29/2037	250,000	240,120
6.125%, 11/21/2017	433,000	472,262
8.500%, 05/22/2019	190,000	232,363
CNA Financial Corp.
7.350%, 11/15/2019	210,000	234,860
Credit Suisse AG
5.400%, 01/14/2020	230,000	238,212
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	345,000	376,376
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR
+ 1.690%)
(Q)	290,000	272,600
Deutsche Bank AG
3.450%, 03/30/2015	440,000	458,199
3.875%, 08/18/2014	380,000	403,755
Discover Financial Services
10.250%, 07/15/2019	100,000	125,404
Dresdner Bank AG
7.250%, 09/15/2015	220,000	240,167
Duke Realty LP
5.950%, 02/15/2017	72,000	76,717
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	210,000	221,492
European Investment Bank
2.375%, 03/14/2014	570,000	593,236
4.625%, 05/15/2014 to 10/20/2015	824,000	926,964
4.875%, 01/17/2017	580,000	666,751
Fifth Third Bancorp
5.450%, 01/15/2017	295,000	307,515
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	210,000	215,925
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	313,825
General Electric Capital Corp.
6.000%, 08/07/2019	150,000	165,540
6.875%, 01/10/2039	290,000	321,271
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	213,175
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	220,000	223,762
5.950%, 10/15/2036	135,000	124,327
Health Care, Inc.
4.950%, 01/15/2021	160,000	156,610
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	202,030

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
7.000%, 06/15/2025	$175,000	$227,232
International Bank for
Reconstruction & Development
3.625%, 05/21/2013	200,000	214,095
8.625%, 10/15/2016	285,000	383,520
International Finance Corp.
3.500%, 05/15/2013	155,000	165,638
John Deere Capital Corp.
4.950%, 12/17/2012	480,000	518,275
5.250%, 10/01/2012	280,000	302,943
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	359,463
4.750%, 05/01/2013	350,000	375,912
6.400%, 05/15/2038	500,000	561,811
KeyCorp
6.500%, 05/14/2013	305,000	333,372
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	220,257
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	780,000	822,491
4.375%, 03/15/2018	1,040,000	1,164,958
5.125%, 03/14/2016	450,000	523,164
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	210,000	243,551
Lincoln National Corp.
5.650%, 08/27/2012	145,000	154,820
Lincoln National Corp. (7.000% to 5/17/2016,
then 3 month LIBOR + 2.358%)
05/17/2066	30,000	28,875
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	290,000	319,297
MBNA Corp.
5.000%, 06/15/2015	400,000	420,032
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	585,000	640,163
7.750%, 05/14/2038	345,000	364,355
MetLife, Inc.
6.817%, 08/15/2018	645,000	762,133
Morgan Stanley
2.250%, 03/13/2012	200,000	204,489
3.250%, 12/01/2011	350,000	359,719
6.625%, 04/01/2018	520,000	567,807
7.300%, 05/13/2019	490,000	550,119
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	200,000	281,394
Nordic Investment Bank
2.375%, 12/15/2011	355,000	362,479
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	329,000	373,140
PartnerRe Finance B LLC
5.500%, 06/01/2020	220,000	227,897
PNC Funding Corp.
2.300%, 06/22/2012	345,000	354,853
4.250%, 09/21/2015	130,000	138,659
5.625%, 02/01/2017	200,000	217,007
6.700%, 06/10/2019	190,000	222,831
ProLogis
5.625%, 11/15/2016	60,000	63,133
7.625%, 08/15/2014	410,000	472,629
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	115,491
4.750%, 04/01/2014 to 09/17/2015	490,000	526,191
5.375%, 06/21/2020	210,000	223,068

252

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Realty Income Corp.
5.950%, 09/15/2016	$135,000	$149,673
Simon Property Group LP
5.650%, 02/01/2020	350,000	392,200
5.875%, 03/01/2017	86,000	97,284
SLM Corp.
8.000%, 03/25/2020	310,000	311,151
State Street Corp.
2.150%, 04/30/2012	215,000	219,841
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	309,721
The Allstate Corp.
5.950%, 04/01/2036	270,000	287,241
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	469,027
The Bear Stearns Companies LLC
7.250%, 02/01/2018	945,000	1,128,123
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	328,174
6.125%, 02/15/2033	345,000	361,517
7.500%, 02/15/2019	360,000	419,414
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	120,000	124,015
5.000%, 11/12/2013	300,000	296,718
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	218,425
5.900%, 06/02/2019	190,000	219,415
6.250%, 06/20/2016	190,000	223,201
U.S. Bank NA
6.375%, 08/01/2011	200,000	207,797
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	250,000	258,112
UBS AG/Stamford CT
5.750%, 04/25/2018	520,000	575,266
Union Bank NA
5.950%, 05/11/2016	250,000	278,209
Unitrin, Inc.
6.000%, 11/30/2015	200,000	202,396
US Central Federal Credit Union
1.900%, 10/19/2012	200,000	204,668
Vornado Realty Trust
4.250%, 04/01/2015	220,000	226,624
WEA Finance LLC/WT Finance
Australia Property, Ltd.
7.500%, 06/02/2014 (S)	390,000	450,296
Wells Fargo & Company
3.000%, 12/09/2011	350,000	359,153
3.625%, 04/15/2015	220,000	230,937
5.000%, 11/15/2014	290,000	314,782
6.375%, 08/01/2011	490,000	508,033
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	489,115
Willis North America, Inc.
7.000%, 09/29/2019	150,000	161,528
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	325,276

		41,611,413
Health Care - 1.30%
Abbott Laboratories
4.125%, 05/27/2020	210,000	221,555
4.350%, 03/15/2014	350,000	384,847
Aetna, Inc.
6.000%, 06/15/2016	290,000	337,020

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Amgen, Inc.
5.700%, 02/01/2019	$145,000	$169,939
5.750%, 03/15/2040	160,000	172,386
AstraZeneca PLC
5.900%, 09/15/2017	300,000	356,875
Baxter International, Inc.
5.900%, 09/01/2016	145,000	172,813
Becton Dickinson and Company
3.250%, 11/12/2020	160,000	155,875
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	170,542
Covidien International Finance SA
6.000%, 10/15/2017	287,000	336,754
Eli Lilly & Company
7.125%, 06/01/2025	220,000	285,548
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	405,696
6.375%, 05/15/2038	140,000	167,384
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	225,017
Johnson & Johnson
5.850%, 07/15/2038	245,000	286,625
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	239,225
Pharmacia Corp.
6.500%, 12/01/2018	290,000	355,657
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	99,305
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	238,529
St. Jude Medical, Inc.
4.875%, 07/15/2019	100,000	109,836
UnitedHealth Group, Inc.
4.875%, 03/15/2015	31,000	33,814
5.800%, 03/15/2036	210,000	211,649
WellPoint, Inc.
6.375%, 06/15/2037	120,000	130,661
Wyeth
5.500%, 03/15/2013	385,000	423,321
6.000%, 02/15/2036	230,000	262,008

		5,952,881
Industrials - 1.69%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	221,750
Boeing Company
8.750%, 09/15/2031	275,000	386,141
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	160,000	172,699
Canadian National Railway Company
6.375%, 10/15/2011	135,000	141,597
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	298,115
CSX Corp.
6.250%, 04/01/2015	205,000	238,167
7.375%, 02/01/2019	290,000	361,912
Emerson Electric Company
4.875%, 10/15/2019	215,000	240,489
FedEx Corp.
8.000%, 01/15/2019	145,000	184,160
GATX Corp.
4.750%, 05/15/2015	170,000	182,158
General Dynamics Corp.
5.250%, 02/01/2014	265,000	297,054

253

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
General Electric Capital Corp.
2.200%, 06/08/2012	$290,000	$297,362
3.000%, 12/09/2011	350,000	359,226
5.625%, 09/15/2017	950,000	1,045,898
General Electric Company
5.000%, 02/01/2013	525,000	564,578
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	237,735
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	319,921
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	281,928
Norfolk Southern Corp.
7.050%, 05/01/2037	200,000	246,989
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	132,111
Roper Industries, Inc.
6.250%, 09/01/2019	100,000	114,394
Snap-On, Inc.
6.125%, 09/01/2021	210,000	230,168
Union Pacific Corp.
6.625%, 02/01/2029	260,000	302,682
United Technologies Corp.
5.375%, 12/15/2017	285,000	329,223
6.125%, 02/01/2019	350,000	423,610
Waste Management, Inc.
6.125%, 11/30/2039	160,000	172,942

		7,783,009
Information Technology - 0.60%
Cisco Systems, Inc.
5.900%, 02/15/2039	250,000	277,707
Dell, Inc.
4.700%, 04/15/2013	225,000	243,291
Hewlett-Packard Company
3.750%, 12/01/2020	150,000	149,992
4.750%, 06/02/2014	240,000	266,172
International Business Machines Corp.
5.600%, 11/30/2039	300,000	332,822
Microsoft Corp.
2.950%, 06/01/2014	200,000	210,451
Motorola, Inc.
6.000%, 11/15/2017	180,000	197,531
Oracle Corp.
5.750%, 04/15/2018	380,000	441,672
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	349,870
Xerox Corp.
6.750%, 12/15/2039	230,000	265,817

		2,735,325
Materials - 0.74%
Agrium, Inc.
6.750%, 01/15/2019	250,000	291,578
Alcoa, Inc.
6.750%, 07/15/2018	325,000	353,276
ArcelorMittal
5.375%, 06/01/2013	440,000	468,802
Commercial Metals Company
7.350%, 08/15/2018	140,000	147,497
CRH America, Inc.
8.125%, 07/15/2018	100,000	118,864
E.I. Du Pont de Nemours & Company
5.875%, 01/15/2014	45,000	51,104

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
International Paper Company
8.700%, 06/15/2038	$100,000	$124,388
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	60,000	63,953
PPG Industries, Inc.
3.600%, 11/15/2020	100,000	95,867
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	263,781
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	130,839
The Dow Chemical Company
5.700%, 05/15/2018	140,000	153,282
5.900%, 02/15/2015	150,000	168,171
9.400%, 05/15/2039	130,000	182,557
The Sherwin-Williams Company
3.125%, 12/15/2014	110,000	115,115
Vale Overseas, Ltd.
6.250%, 01/23/2017	500,000	567,657
6.875%, 11/10/2039	110,000	121,964

		3,418,695
Telecommunication Services - 1.89%
America Movil SAB de CV
5.000%, 03/30/2020	480,000	510,874
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	138,000	148,342
AT&T Corp.
8.000%, 11/15/2031	11,000	14,064
AT&T, Inc.
5.350%, 09/01/2040 (S)	366,000	346,515
5.625%, 06/15/2016	200,000	229,702
6.300%, 01/15/2038	400,000	425,200
6.700%, 11/15/2013	270,000	310,313
British Telecommunications PLC
5.950%, 01/15/2018	160,000	176,545
9.875%, 12/15/2030	160,000	212,876
CenturyTel, Inc.
7.600%, 09/15/2039	140,000	140,400
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	128,043
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	165,000	223,494
France Telecom SA
8.500%, 03/01/2031	290,000	394,788
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	240,000	255,831
Qwest Corp.
8.375%, 05/01/2016	270,000	324,000
Rogers Cable, Inc.
7.875%, 05/01/2012	265,000	289,748
Telecom Italia Capital SA
5.250%, 11/15/2013	460,000	486,257
7.721%, 06/04/2038	200,000	201,070
Telefonica Europe BV
8.250%, 09/15/2030	325,000	390,885
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019	210,000	227,579
Verizon Communications, Inc.
5.250%, 04/15/2013	275,000	301,544
6.900%, 04/15/2038	550,000	647,385
Verizon Global Funding Corp.
7.375%, 09/01/2012	250,000	277,899
Verizon Wireless Capital LLC
7.375%, 11/15/2013	330,000	386,721
8.500%, 11/15/2018	210,000	283,879

254

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Vodafone Group PLC
3.375%, 11/24/2015	$520,000	$539,528
5.375%, 01/30/2015	515,000	573,848
5.450%, 06/10/2019	205,000	232,451

		8,679,781
Utilities - 1.96%
Carolina Power & Light Company
5.300%, 01/15/2019	145,000	165,941
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	333,804
Constellation Energy Group, Inc.
7.600%, 04/01/2032	58,000	68,497
Dominion Resources, Inc.
5.000%, 03/15/2013	262,000	284,007
5.200%, 08/15/2019	310,000	347,734
DTE Energy Company
6.350%, 06/01/2016	215,000	248,103
Duke Energy Carolinas LLC
5.625%, 11/30/2012	300,000	326,913
6.000%, 01/15/2038	140,000	158,974
7.000%, 11/15/2018	270,000	340,213
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	447,514
Enel Finance International SA
5.125%, 10/07/2019 (S)	300,000	308,902
6.000%, 10/07/2039 (S)	100,000	93,834
6.250%, 09/15/2017 (S)	144,000	161,166
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	162,449
Exelon Generation Company LLC
6.250%, 10/01/2039	100,000	103,063
FirstEnergy Corp.
6.450%, 11/15/2011	6,000	6,275
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	150,000	158,958
Florida Power & Light Company
5.650%, 02/01/2037	200,000	216,568
Florida Power Corp.
5.650%, 04/01/2040	220,000	235,697
FPL Group Capital, Inc.
7.875%, 12/15/2015	265,000	327,501
Georgia Power Company
4.250%, 12/01/2019	130,000	137,880
5.950%, 02/01/2039	265,000	295,292
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	316,353
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	170,000	188,432
KeySpan Corp.
8.000%, 11/15/2030	265,000	338,041
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	290,473
Oglethorpe Power Corp.
5.375%, 11/01/2040	150,000	149,813
Oncor Electric Delivery Company
7.500%, 09/01/2038	140,000	173,205
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	187,053
6.250%, 12/01/2013	355,000	401,896
PacifiCorp
6.000%, 01/15/2039	290,000	326,199
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	214,335

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Public Service Electric & Gas Company
6.330%, 11/01/2013	$355,000	$403,047
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	345,000	358,279
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	155,000	199,304
Virginia Electric and Power Company
8.875%, 11/15/2038	190,000	276,514
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	262,937

		9,015,166

TOTAL CORPORATE BONDS (Cost $97,493,188)		$107,973,001

MUNICIPAL BONDS - 0.49%
California - 0.09%
State of California
7.500%, 04/01/2034	200,000	205,330
University of California
5.770%, 05/15/2043	220,000	213,961

		419,291
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	100,000	100,547
Georgia - 0.05%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	230,000	228,655
Illinois - 0.07%
State of Illinois
5.100%, 06/01/2033	285,000	222,072
7.350%, 07/01/2035	100,000	101,592

		323,664
Maryland - 0.05%
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	246,001
New York - 0.09%
New York State Dormitory Authority
5.628%, 03/15/2039	210,000	205,338
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	203,602

		408,940
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	170,000	179,529
Texas - 0.04%
State of Texas
5.517%, 04/01/2039	160,000	166,010
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	100,000	105,760
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	100,000	100,684

TOTAL MUNICIPAL BONDS (Cost $2,291,645)		$2,279,081

255

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.08%
Financials - 0.08%
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR +
0.768%) maturing at (Q)	$460,000	$388,700

TOTAL CAPITAL PREFERRED SECURITIES (Cost $363,143)		$388,700

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.04%
Commercial & Residential - 5.04%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	320,000	344,975
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	437,740
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	747,407
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.297%, 10/12/2042 (P)	610,000	634,450
Series 2006-PW12, Class A4,
5.905%, 09/11/2038 (P)	260,000	286,206
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2006-CD2, Class A4,
5.528%, 01/15/2046 (P)	680,000	726,024
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	760,000	811,174
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	340,000	350,378
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	470,027	474,622
Series 2004-C3, Class A2,
4.433%, 07/10/2039	147,844	148,939
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	552,916
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,092,607
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
6.001%, 08/10/2045 (P)	1,105,000	1,151,447
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	994,081
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	563,677
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	450,547
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	380,000	389,231
Series 2005-LDP5, Class A4,
5.362%, 12/15/2044 (P)	275,000	300,507
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	208,695
Series 2005-CB13, Class A3A1,
5.458%, 01/12/2043 (P)	880,000	910,445
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	920,000	962,045
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.141%, 07/15/2044 (P)	660,000	700,502

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	$112,281	$112,528
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	1,023,172
Series 2007-C2, Class A3,
5.430%, 02/15/2040	710,000	737,745
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	412,557
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	153,001
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
6.126%, 08/12/2049 (P)	1,080,000	1,144,106
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	919,904
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	932,680	952,501
Series 2006-T21, Class A2,
5.090%, 10/12/2052	212,935	213,354
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,390,623
Series 2007-T27, Class A4,
5.801%, 06/11/2042 (P)	1,630,000	1,780,027
Series 2006-T23, Class A2,
5.912%, 08/12/2041 (P)	380,000	405,607
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	232,948	235,661
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	410,000	439,412

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,968,555)		$23,158,813

ASSET BACKED SECURITIES - 0.19%
American Express Credit Account Master
Trust, Series 2006-2, Class A
5.350%, 01/15/2014	440,000	451,505
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	410,000	413,878

TOTAL ASSET BACKED SECURITIES (Cost $857,762)		$865,383

SHORT-TERM INVESTMENTS - 0.96%
Short-Term Securities* - 0.77%
State Street Institutional U.S. Government
Money Market Fund, 0.0936% (Y)	$3,520,188	3,520,188
Securities Lending Collateral - 0.19%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	87,824	878,863

TOTAL SHORT-TERM INVESTMENTS (Cost $4,399,155)		$4,399,051

Total Investments (Total Bond Market Fund)
(Cost $428,991,606) - 99.69%		$458,215,904
Other assets and liabilities, net - 0.31%		1,404,074

TOTAL NET ASSETS - 100.00%		$459,619,978

256

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 79.46%
Treasury Inflation Protected Securities (D) - 1.50%
2.000%, 01/15/2026	$4,842,420	$5,332,715
1.250%, 07/15/2020	1,001,600	1,054,262
1.750%, 01/15/2028	729,869	774,916
2.375%, 01/15/2025 to 01/15/2027	3,247,102	3,743,685
2.500%, 01/15/2029	15,362,740	18,135,238
3.625%, 04/15/2028	135,053	180,950
3.875%, 04/15/2029	3,587,571	4,994,010

		34,215,776
U.S. Treasury Bonds - 1.69%
3.000%, 02/28/2017	13,100,000	13,938,190
3.250%, 12/31/2016	13,900,000	15,016,337
9.250%, 02/15/2016	5,600,000	7,776,126
9.875%, 11/15/2015	1,300,000	1,828,125

		38,558,778
U.S. Treasury Notes - 34.79%
0.500%, 11/30/2012 to 11/15/2013	311,200,000	310,601,529
0.750%, 08/15/2013 to 09/15/2013	37,400,000	37,513,022
1.000%, 07/15/2013	8,200,000	8,287,166
1.125%, 06/15/2013	5,600,000	5,676,552
1.250%, 10/31/2015	1,000,000	990,938
1.375%, 11/30/2015	25,100,000	24,990,188
1.750%, 07/31/2015	3,500,000	3,563,455
1.875%, 06/30/2015 (F)	48,900,000	50,118,686
2.125%, 11/30/2014 to 05/31/2015	64,900,000	67,338,528
2.375%, 09/30/2014 to 07/31/2017	52,700,000	54,315,356
2.500%, 04/30/2015 to 06/30/2017 (F)	107,400,000	111,390,558
2.625%, 12/31/2014	9,800,000	10,387,236
2.750%, 11/30/2016 to 05/31/2017	63,300,000	66,442,809
3.125%, 10/31/2016 to 04/30/2017	38,300,000	40,982,330

		792,598,353
FDIC Structured Sale Guaranteed Notes - 0.01%
zero coupon 10/25/2011 (S)	300,000	298,179
Federal Home Loan Bank - 0.03%
0.875%, 12/27/2013	600,000	599,215
Federal Home Loan Mortgage Corp. - 7.82%
0.515%, 11/26/2012	1,300,000	1,297,353
0.875%, 10/28/2013	500,000	499,998
1.750%, 09/10/2015	7,700,000	7,727,343
2.500%, 01/07/2014 to 04/23/2014	1,800,000	1,885,476
3.000%, 07/28/2014	1,100,000	1,175,415
3.500%, 05/29/2013	3,900,000	4,163,418
4.125%, 09/27/2013	800,000	873,345
4.375%, 07/17/2015	3,800,000	4,281,924
4.500%, TBA	6,000,000	6,228,839
4.500%, 01/15/2013 to 09/01/2040	22,683,422	23,606,013
4.775%, 11/01/2035 (P)	463,786	494,350
4.875%, 11/15/2013	900,000	1,004,420
5.000%, 01/30/2014 to 04/18/2017	5,200,000	5,975,896
5.250%, 04/18/2016	900,000	1,056,510
5.500%, 07/18/2016 to 02/01/2039	11,722,523	12,686,457
6.000%, 08/01/2026 to 05/01/2040	97,013,239	105,279,981

		178,236,738
Federal National Mortgage Association - 33.53%
0.750%, 12/18/2013	31,500,000	31,246,904
1.000%, 09/23/2013	9,500,000	9,534,029
1.125%, 09/30/2013	16,900,000	17,016,982
1.250%, 08/20/2013	300,000	303,252
1.625%, 10/26/2015	24,300,000	24,259,492
1.750%, 02/22/2013	900,000	921,656
2.308%, 11/01/2035 (P)	289,985	294,014

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.391%, 05/01/2035 (P)		$538,989	$560,946
2.500%, 05/15/2014		1,100,000	1,153,058
2.550%, 03/01/2035 (P)		134,708	140,823
2.577%, 11/01/2034 (P)		372,527	386,197
2.684%, 06/01/2035 (P)		895,421	940,100
2.750%, 02/05/2014 to 03/13/2014		1,600,000	1,689,560
2.768%, 01/01/2035 (P)		207,828	216,997
2.769%, 07/01/2034 (P)		221,997	233,694
2.875%, 12/11/2013		800,000	847,595
3.000%, 09/16/2014		3,600,000	3,838,615
4.000%, TBA		82,200,000	83,142,308
4.000%, 05/01/2024 to 07/01/2040		4,995,015	5,169,640
4.125%, 04/15/2014		5,300,000	5,837,261
4.375%, 03/15/2013 to 10/15/2015		8,300,000	9,099,027
4.500%, TBA		304,200,000	315,698,802
4.500%, 05/01/2023 to 11/01/2040		41,675,211	43,509,350
4.625%, 10/15/2013		6,300,000	6,967,668
4.783%, 09/01/2035 (P)		430,871	460,422
4.875%, 12/15/2016		300,000	347,486
5.000%, TBA		22,000,000	23,293,074
5.000%, 03/15/2016 to 06/01/2039		10,281,964	11,369,781
5.375%, 06/12/2017		1,700,000	2,010,796
5.500%, TBA		52,000,000	55,960,408
5.500%, 12/01/2021 to 04/01/2040		29,269,950	31,554,418
6.000%, TBA		17,000,000	18,492,241
6.000%, 10/01/2026 to 12/01/2038		42,575,832	46,442,751
6.500%, TBA		3,000,000	3,327,875
6.500%, 10/01/2036 to 10/01/2038		7,057,290	7,829,655

			764,096,877
Government National Mortgage Association - 0.09%
6.000%, 05/15/2037 to 11/15/2039		1,781,123	1,967,435

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,800,559,128)			$1,810,571,351

FOREIGN GOVERNMENT
OBLIGATIONS - 6.97%
Brazil - 0.28%
Federative Republic of Brazil
10.250%, 01/10/2028 (D)	BRL	6,400,000	3,840,896
12.500%, 01/05/2022		3,600,000	2,477,546

			6,318,442
Canada - 1.44%
Canada Housing Trust No 1
3.350%, 12/15/2020	CAD	4,100,000	3,948,139
Government of Canada
2.000%, 12/01/2014		4,200,000	4,069,485
2.500%, 09/01/2013		5,200,000	5,155,272
3.000%, 12/01/2015		800,000	802,844
4.500%, 06/01/2015		600,000	640,937
Province of Ontario
4.200%, 03/08/2018		400,000	410,564
4.300%, 03/08/2017		1,300,000	1,351,453
4.400%, 06/02/2019		2,700,000	2,774,276
4.600%, 06/02/2039		1,100,000	1,116,641
4.700%, 06/02/2037		11,100,000	11,383,298
5.500%, 06/02/2018		700,000	773,324
Province of Quebec
4.500%, 12/01/2016 to 12/01/2020		300,000	309,757

			32,735,990

257

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 0.37%
Societe Financement de
l’Economie Francaise
0.489%, 07/16/2012 (P)(S)		$2,000,000	2,003,220
2.125%, 05/20/2012	EUR	800,000	1,052,837
3.375%, 05/05/2014 (S)		$5,100,000	5,451,997

			8,508,054
Japan - 4.79%
Government of Japan
zero coupon, 01/24/2011	JPY	9,130,000,000	109,072,881
Mexico - 0.06%
Government of Mexico
6.050%, 01/11/2040		$1,400,000	1,487,500
South Korea - 0.03%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	715,607

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $159,984,647)			$158,838,474

CORPORATE BONDS - 25.79%
Consumer Discretionary - 0.07%
Comcast Corp.
5.875%, 02/15/2018		700,000	795,894
6.450%, 03/15/2037		700,000	751,608

			1,547,502
Consumer Staples - 0.96%
Kraft Foods, Inc.
6.125%, 02/01/2018		2,500,000	2,942,870
6.875%, 02/01/2038		1,100,000	1,308,376
Philip Morris International, Inc.
5.650%, 05/16/2018		1,600,000	1,869,070
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		12,900,000	15,669,372

			21,789,688
Energy - 1.26%
Gazprom via Gaz Capital SA
6.212%, 11/22/2016 (S)		500,000	522,500
Gazprom via Gazprom International SA
7.201%, 02/01/2020		173,911	182,607
Gazprom via Morgan Stanley Bank AG
9.625%, 03/01/2013		300,000	337,500
Gazprom via White Nights Finance BV
10.500%, 03/08/2014 to 03/25/2014		6,800,000	8,041,770
Indian Oil Corp. Ltd.
4.750%, 01/22/2015		4,600,000	4,789,575
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		4,600,000	4,954,094
Petroleos Mexicanos
8.000%, 05/03/2019		6,500,000	7,959,250
Shell International Finance BV
5.500%, 03/25/2040		1,100,000	1,186,895
Total Capital SA
4.450%, 06/24/2020		800,000	855,234

			28,829,425
Financials - 21.07%
AK Transneft OJSC
via TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)		1,000,000	1,244,243
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,739,325

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc.
6.000%, 12/15/2011		$400,000	$406,048
6.250%, 12/01/2017 (S)		5,500,000	5,280,000
6.875%, 08/28/2012		5,810,000	5,998,825
7.000%, 02/01/2012		3,800,000	3,899,750
7.500%, 09/15/2020 (S)		1,500,000	1,470,000
8.300%, 02/12/2015		3,900,000	4,104,750
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,781,383
6.000%, 09/13/2017		200,000	227,745
American Express Centurion Bank
6.000%, 09/13/2017		200,000	227,745
American Express Company
7.000%, 03/19/2018		2,700,000	3,197,451
American Express Credit Corp.
5.875%, 05/02/2013		2,300,000	2,509,052
American Express Travel Related Services
Company, Inc.
5.250%, 11/21/2011 (S)		1,366,000	1,412,038
American General Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,463,871
4.000%, 03/15/2011		$4,900,000	4,851,000
4.875%, 07/15/2012		600,000	556,500
6.900%, 12/15/2017		2,700,000	2,139,750
American International Group, Inc.
0.391%, 03/20/2012 (P)		4,200,000	4,090,376
4.950%, 03/20/2012		22,268,000	22,880,370
5.850%, 01/16/2018		5,400,000	5,427,000
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,435,302
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	1,000,000	1,042,151
Banco Nacional De Desenvolvimento
Economico E Social
4.125%, 09/15/2017	EUR	600,000	790,123
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$400,000	398,638
Banco Santander Chile
1.539%, 04/20/2012 (P)(S)		3,800,000	3,798,583
Bank of America Corp.
0.616%, 08/15/2016 (P)		1,100,000	964,175
6.500%, 08/01/2016		7,900,000	8,578,002
Bank of America NA
6.000%, 10/15/2036		900,000	841,790
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	734,343
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,460,641
Bank Of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,377,674
Barclays Bank PLC
5.000%, 09/22/2016		9,700,000	10,393,802
5.450%, 09/12/2012		23,000,000	24,765,641
6.050%, 12/04/2017 (S)		2,900,000	3,048,019
BNP Paribas (5.186% to 06/29/2015, then
3 month LIBOR + 1.680%)
(Q)(S)		7,600,000	6,992,000
BPCE SA
2.375%, 10/04/2013 (S)		600,000	602,075
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month LIBOR
+ 4.710%)
(Q)(S)		1,700,000	1,160,017
Caelus Re, Ltd.
6.544%, 06/07/2011 (P)(S)		1,200,000	1,208,520

258

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017		$3,468,373	$3,420,403
Citibank NA
1.750%, 12/28/2012		2,100,000	2,149,182
Citigroup, Inc.
2.286%, 08/13/2013 (P)		400,000	405,227
5.300%, 10/17/2012		800,000	851,151
5.500%, 08/27/2012 to 10/15/2014		20,800,000	22,410,176
5.625%, 08/27/2012		1,700,000	1,793,320
5.850%, 07/02/2013		600,000	649,906
6.000%, 08/15/2017		900,000	972,493
6.125%, 08/25/2036		3,500,000	3,278,671
8.500%, 05/22/2019		2,200,000	2,690,519
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	1,500,000	1,810,261
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,300,000	3,468,399
Danske Bank A/S
2.500%, 05/10/2012 (S)		2,500,000	2,561,675
Deutsche Bank AG/London
6.000%, 09/01/2017		4,600,000	5,280,211
Dexia Credit Local
0.768%, 04/29/2014 (P)(S)		7,100,000	7,071,728
0.940%, 09/23/2011 (P)(S)		5,200,000	5,215,423
Export-import Bank of Korea
4.000%, 01/29/2021		600,000	581,926
5.125%, 06/29/2020		1,100,000	1,136,523
Ford Motor Credit Company LLC
3.039%, 01/13/2012 (P)		1,300,000	1,300,000
7.250%, 10/25/2011		100,000	103,208
7.375%, 02/01/2011		1,400,000	1,412,170
7.500%, 08/01/2012		3,500,000	3,707,438
8.000%, 12/15/2016		1,000,000	1,098,625
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	500,000	663,661
General Electric Capital Corp.
2.000%, 09/28/2012		$2,100,000	2,155,980
2.125%, 12/21/2012		2,100,000	2,164,407
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month EURIBOR
+ 2.000%)
09/15/2067	EUR	9,900,000	11,009,195
General Electric Capital Corp. (6.375% to
11/15/17, then 3 month LIBOR
+ 2.289%)
11/15/2067		$4,100,000	4,048,750
GMAC LLC
6.875%, 09/15/2011		600,000	616,108
GMAC, Inc.
2.200%, 12/19/2012		1,100,000	1,134,092
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,100,000	2,165,609
ING Bank NV
1.089%, 03/30/2012 (P)(S)		18,700,000	18,641,731
International Lease Finance Corp.
1.037%, 08/15/2011	EUR	7,600,000	9,574,813
6.750%, 09/01/2016 (S)		$1,300,000	1,371,500
Intesa Sanpaolo SpA/New York
2.375%, 12/21/2012		12,700,000	12,736,767
IPIC, Ltd.
5.000%, 11/15/2020 (S)		800,000	779,191
JPMorgan Chase & Company
6.000%, 01/15/2018		2,300,000	2,591,109

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase Bank NA
6.000%, 10/01/2017		$3,900,000	$4,381,213
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	1,900,000	2,515,052
Lehman Brothers Holdings, Inc.
zero coupon
11/24/2008 to 12/23/2010 (H)		$20,100,000	4,321,500
6.875%, 05/02/2018 (H)		1,100,000	251,625
Merrill Lynch & Company, Inc.
6.050%, 08/15/2012		900,000	955,229
6.400%, 08/28/2017		3,100,000	3,321,833
6.875%, 04/25/2018		7,600,000	8,343,234
MetLife, Inc.
6.400%, 12/15/2036		900,000	855,000
Metropolitan Life Global Funding I
0.689%, 07/13/2011 (P)(S)		12,100,000	12,115,633
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	2,051,563
Morgan Stanley
2.786%, 05/14/2013 (P)		2,000,000	2,063,654
6.250%, 08/28/2017		800,000	868,042
7.300%, 05/13/2019		300,000	336,807
Mystic Re, Ltd.
10.294%, 06/07/2011 (P)(S)		700,000	731,640
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,835,188
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,219,171
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	16,010,838
Pacific Lifecorp.
6.000%, 02/10/2020 (S)		700,000	760,929
Pricoa Global Funding I
0.388%, 01/30/2012 (P)(S)		3,200,000	3,180,717
0.489%, 09/27/2013 (P)(S)		2,700,000	2,658,080
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,396,306
5.550%, 04/27/2015		3,500,000	3,821,650
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,220,122
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
(Q)(S)		6,800,000	5,304,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
(Q)		5,000,000	4,387,500
Royal Bank of Scotland PLC
0.686%, 04/08/2011 (P)(S)		4,000,000	4,002,580
2.625%, 05/11/2012 (S)		3,100,000	3,156,522
3.000%, 12/09/2011 (S)		5,900,000	6,037,777
3.950%, 09/21/2015		1,600,000	1,609,251
RZD Capital, Ltd.
5.739%, 04/03/2017		1,100,000	1,123,375
Santander US Debt SA Unipersonal
1.089%, 03/30/2012 (P)(S)		13,900,000	13,727,640
2.991%, 10/07/2013 (P)(S)		5,700,000	5,583,207
SLM Corp.
0.518%, 10/25/2011 (P)		200,000	196,236
0.964%, 11/15/2011 (P)	EUR	5,400,000	6,695,175
1.044%, 06/17/2013 (P)		2,100,000	2,406,504
5.375%, 05/15/2014		$500,000	496,560
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,762,220

259

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		$2,500,000	$2,527,331
Swedbank AB
3.625%, 12/02/2011	EUR	100,000	132,578
Sydney Airport Finance Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$400,000	402,023
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,679,574
The Bear Stearns Companies LLC
0.992%, 09/26/2013	EUR	3,800,000	4,804,789
6.950%, 08/10/2012		$4,100,000	4,492,924
The Goldman Sachs Group, Inc.
1.042%, 05/23/2016	EUR	600,000	701,324
5.625%, 01/15/2017		$1,300,000	1,368,699
6.150%, 04/01/2018		7,500,000	8,208,758
6.250%, 09/01/2017		5,400,000	6,034,084
6.375%, 05/02/2018	EUR	700,000	981,958
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		$500,000	520,000
UBS AG/Stamford CT
1.384%, 02/23/2012 (P)		3,100,000	3,125,560
5.750%, 04/25/2018		1,900,000	2,101,934
5.875%, 12/20/2017		2,100,000	2,344,549
Vnesheconombank Via VEB Finance, Ltd.
5.450%, 11/22/2017 (S)		700,000	687,750
Wachovia Corp.
0.419%, 10/15/2011 (P)		1,100,000	1,100,558
5.750%, 02/01/2018		6,200,000	6,948,142
Westpac Banking Corp.
0.769%, 07/16/2014 (P)(S)		1,000,000	1,004,891
3.585%, 08/14/2014 (S)		1,600,000	1,725,155

			480,116,420
Health Care - 0.58%
Amgen, Inc.
6.150%, 06/01/2018		9,100,000	10,915,814
AstraZeneca PLC
5.900%, 09/15/2017		1,000,000	1,189,582
6.450%, 09/15/2037		1,000,000	1,200,223

			13,305,619
Industrials - 0.08%
Noble Group, Ltd.
4.875%, 08/05/2015 (S)		1,000,000	1,040,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		700,000	710,500

			1,750,500
Materials - 0.96%
AngloGold Holdings PLC
5.375%, 04/15/2020		300,000	314,720
C8 Capital SPV, Ltd. (6.64% to
12/31/2014, then 3 month LIBOR
+ 4.400%)
(Q)(S)		4,500,000	3,028,401
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		600,000	603,720
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		6,400,000	7,072,000
Rohm & Haas Company
6.000%, 09/15/2017		1,500,000	1,665,189
The Dow Chemical Company
4.850%, 08/15/2012		7,000,000	7,419,804
6.000%, 10/01/2012		800,000	860,013

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
4.625%, 09/15/2020	$900,000	$905,932

		21,869,779
Telecommunication Services - 0.81%
Cellco Partnership / Verizon Wireless
Capital LLC
2.884%, 05/20/2011 (P)	14,700,000	14,882,574
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	300,000	287,796
Telecom Italia Capital SA
0.899%, 07/18/2011 (P)	3,200,000	3,188,112

		18,358,482

TOTAL CORPORATE BONDS (Cost $581,019,316)		$587,567,415

CAPITAL PREFERRED SECURITIES - 1.22%
Financials - 1.22%
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057	20,525,000	21,346,000
JPMorgan Chase Capital XX
6.550%, 09/29/2036	400,000	397,291
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP LIBOR
+ 2.060%)
(Q)	1,500,000	2,162,083
State Street Capital Trust III (8.250% to
03/15/2011, then 3 month LIBOR
+ 4.990%)
(Q)	2,900,000	2,933,872
State Street Capital Trust IV
1.292%, 06/15/2037 (P)	400,000	297,584
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	300,000	234,000
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month LIBOR
+ 1.815%)
(Q)(S)	321,000	306,985

		27,677,815

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $18,642,552)		$27,677,815

CONVERTIBLE BONDS - 0.51%
Energy - 0.51%
Chesapeake Energy Corp.
2.250%, 12/15/2038	600,000	451,500
Transocean, Inc.
1.500%, 12/15/2037	11,500,000	11,169,375

		11,620,875

TOTAL CONVERTIBLE BONDS (Cost $11,146,516)		$11,620,875

MUNICIPAL BONDS - 2.76%
California - 1.44%
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,000,000	1,040,910
California State University
6.434%, 11/01/2030	1,200,000	1,251,636
City of Los Angeles CA
5.713%, 06/01/2039	1,000,000	970,320

260

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Unified School District
4.500%, 07/01/2023	$5,000,000	$5,012,550
6.758%, 07/01/2034	2,700,000	2,830,167
San Diego Tobacco Settlement Revenue
Funding Corp.
7.125%, 06/01/2032	1,450,000	1,143,992
State of California
5.650%, 04/01/2039	800,000	851,928
7.500%, 04/01/2034	2,600,000	2,669,290
7.550%, 04/01/2039	900,000	924,678
7.600%, 11/01/2040	1,600,000	1,651,952
7.950%, 03/01/2036	7,900,000	8,171,049
Tobacco Securitization Authority of
Southern California
5.125%, 06/01/2046	1,500,000	988,050
University of California
6.270%, 05/15/2031	5,300,000	5,323,956

		32,830,478
Illinois - 0.44%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	1,000,000	939,300
Chicago Illinois Transit
Authority, Series A
6.300%, 12/01/2021	100,000	109,993
6.899%, 12/01/2040	2,700,000	2,765,583
Chicago Illinois Transit Authority, Series B
6.300%, 12/01/2021	300,000	323,076
6.899%, 12/01/2040	2,600,000	2,663,154
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	207,420
State of Illinois
4.071%, 01/01/2014	2,100,000	2,172,051
6.725%, 04/01/2035	800,000	753,032

		9,933,609
Iowa - 0.04%
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023	895,000	843,359
Louisiana - 0.12%
State of Louisiana
3.000%, 05/01/2043 (P)	2,600,000	2,630,186
Nevada - 0.07%
County of Clark
6.820%, 07/01/2045	1,400,000	1,475,292
Truckee Meadows Nevada Water
Authority, Series A
5.000%, 07/01/2036	200,000	192,180

		1,667,472
New Jersey - 0.36%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	8,309,682
North Carolina - 0.01%
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	316,815
Texas - 0.12%
City of San Antonio TX
6.308%, 02/01/2037	2,600,000	2,633,644
West Virginia - 0.09%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	3,130,000	2,159,669

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Wisconsin - 0.07%
Badger Tobacco Asset Securitization Corp.
6.125%, 06/01/2027	$1,520,000	$1,610,911

TOTAL MUNICIPAL BONDS (Cost $61,968,394)		$62,935,825

TERM LOANS (M) - 0.22%
Utilities - 0.08%
Sensata Technologies, Inc.
7.110%, 04/27/2013	1,929,471	1,864,834
Financials - 0.14%
American General Finance Corp.
7.500%, 04/08/2015	2,500,000	2,518,360
CIT Group, Inc.
6.250%, 08/11/2015	621,689	631,196

		3,149,556

TOTAL TERM LOANS (Cost $5,036,879)		$5,014,390

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.97%
Commercial & Residential - 3.74%
American Home Mortgage Investment
Trust, Series 2004-4, Class 4A
2.533%, 02/25/2045 (P)	169,019	150,233
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.203%, 05/16/2047 (S)	1,100,000	1,424,616
Series 2010-1A, Class A2B,
2.403%, 05/16/2047 (S)	3,100,000	4,002,215
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-8, Class 2A1,
3.154%, 11/25/2034 (P)	2,639,280	2,261,929
Series 2004-9, Class 22A1,
3.609%, 11/25/2034 (P)	693,446	685,332
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.976%, 09/25/2035 (P)	920,532	710,471
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	400,000	416,913
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	1,000,000	1,078,739
Series 2007-PW18, Class A4,
5.700%, 06/13/2050	4,300,000	4,540,876
Bear Stearns Mortgage Funding Trust,
Series 2007-AR1, Class 2A1
0.323%, 02/25/2037 (P)	70,951	70,798
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.630%, 12/25/2035 (P)	345,876	330,762
Series 2005-11, Class 1A1,
2.820%, 12/25/2035 (P)	787,851	717,848
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	2,900,000	2,993,667
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.533%, 02/25/2037 (P)	6,106,596	3,459,545
Series 2005-62, Class 2A1,
1.342%, 12/25/2035 (P)	8,506,272	5,284,776

261

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)	$440,855	$351,424
Series 2004-HYB9, Class 1A1,
3.073%, 02/20/2035 (P)	3,017,722	2,645,492
Series 2004-22, Class A3,
3.121%, 11/25/2034 (P)	1,777,012	1,453,769
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.846%, 03/15/2039 (P)	300,000	321,228
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229%, 12/10/2037	597,395	603,913
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.333%, 10/25/2046 (P)	537,279	490,207
Series 2006-AR8, Class 1A1A,
0.333%, 01/25/2047 (P)	617,908	583,734
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	100,000	106,462
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,400,000	1,463,904
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
0.343%, 03/06/2020 (P)(S)	2,813,364	2,733,255
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.193%, 11/25/2035 (P)	1,996,313	1,931,850
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	3,000,000	2,944,715
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	3,000,000	3,128,255
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	400,000	417,110
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,000,000	1,055,876
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.022%, 02/25/2035 (P)	943,171	955,667
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	338,294	306,026
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.693%, 12/15/2030 (P)	3,232,024	3,044,906
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.791%, 07/09/2021 (P)(S)	4,998,969	4,681,844
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.463%, 02/25/2036 (P)	992,559	754,476
Series 2005-3, Class 4A,
0.503%, 11/25/2035 (P)	236,981	200,345
Series 2005-2, Class 3A,
1.254%, 10/25/2035 (P)	465,842	400,304
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	2,000,000	2,043,936

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.314%, 10/15/2020 (P)(S)	$646,663	$621,023
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	200,000	209,078
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
6.001%, 08/12/2045 (P)(S)	1,000,000	1,075,007
Structured Asset Mortgage
Investments, Inc.
Series 2007-AR2, Class 2A1,
0.383%, 03/25/2037 (P)	2,772,043	1,645,338
Series 2005-AR5, Class A3,
0.503%, 07/19/2035 (P)	2,011,659	1,861,706
Series 2005-AR8, Class A1A,
0.533%, 02/25/2036 (P)	549,962	320,714
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.861%, 10/25/2035 (P)(S)	852,286	688,171
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.363%, 11/25/2046 (P)	1,020,189	1,004,915
Series 2006-5, Class A1,
0.373%, 10/25/2046 (P)	2,606,687	2,571,460
Wachovia Bank Commercial
Mortgage Trust
Series 2007-WHL8, Class A1,
0.333%, 06/15/2020 (P)(S)	3,150,243	2,866,277
Series 2006-WL7A, Class A1,
0.343%, 09/15/2021 (P)(S)	6,082,504	5,780,042
WaMu Mortgage Pass-Through
Certificates,
Series 2002-AR17, Class 1A
1.542%, 11/25/2042 (P)	175,226	152,236
Washington Mutual, Inc.
Series 2005-AR19, Class A1A1,
0.523%, 12/25/2045 (P)	2,631,116	2,219,596
Series 2001-7, Class A,
1.655%, 05/25/2041 (P)	107,509	102,375
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-AR2, Class 2A1,
3.921%, 03/25/2036 (P)	1,763,636	1,560,709
Series 2004-CC, Class A1,
4.914%, 01/25/2035 (P)	1,767,487	1,784,771

		85,210,836
U.S. Government Agency - 1.23%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.403%, 07/15/2019 (P)	1,755,076	1,757,617
Series 3335, Class FT,
0.403%, 08/15/2019 (P)	4,147,428	4,153,907
Series 3149, Class LF,
0.553%, 05/15/2036 (P)	1,280,638	1,278,671
Series 2637, Class F,
0.653%, 06/15/2018 (P)	180,453	181,547
Series T-63, Class 1A1,
1.553%, 02/25/2045 (P)	160,315	154,934
Federal National Mortgage Association
Series 2007-73, Class A1,
0.313%, 07/25/2037 (P)	1,809,865	1,791,647
Series 2005-120, Class NF,
0.353%, 01/25/2021 (P)	5,801,268	5,803,047

262

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2007-30, Class AF,
0.563%, 04/25/2037 (P)	$1,820,165	$1,804,816
Series 2003-W6, Class F,
0.603%, 09/25/2042 (P)	1,518,338	1,491,501
Series 2005-75, Class FL,
0.703%, 09/25/2035 (P)	3,301,097	3,283,563
Series 2006-5, Class 3A2,
2.686%, 05/25/2035 (P)	214,168	213,626
4.500%, TBA	4,000,000	4,214,377
Series 2003-37, Class HY,
5.000%, 12/25/2016	1,751,629	1,779,069
Series 2003-21, Class M,
5.000%, 02/25/2017	143,830	146,809
Series 2005-33, Class QA,
5.000%, 06/25/2027	7,709	7,689

		28,062,820

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $119,401,482)		$113,273,656

ASSET BACKED SECURITIES - 1.41%
Access Group, Series 2008-1, Class A
1.588%, 10/27/2025 (P)	9,500,095	9,712,210
Bank of America Credit Card Trust,
Series 2008-A5, Class A5
1.453%, 12/16/2013 (P)	5,100,000	5,131,352
Bear Stearns Asset Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.313%, 01/25/2037 (P)	1,433,985	1,336,524
Series 2007-HE5, Class 1A1,
0.343%, 06/25/2047 (P)	503,976	484,085
BNC Mortgage Loan Trust,
Series 2007-2, Class A2
0.353%, 05/25/2037 (P)	1,228,272	1,144,472
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.573%, 10/25/2035 (P)	921,365	876,896
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1,
0.303%, 07/25/2037 (P)	3,112,536	3,020,467
Series 2006-15, Class A1,
0.363%, 10/25/2046 (P)	52,828	52,169
First Franklin Mortgage Loan Asset
Backed Certificates,
Series 2006-FF15, Class A3
0.303%, 11/25/2036 (P)	288,793	286,221
Ford Credit Auto Owner Trust,
Series 2009-D, Class A2
1.210%, 01/15/2012	428,214	428,393
GSAMP Trust,
Series 2007-FM1, Class A2A
0.323%, 12/25/2036 (P)	560,622	414,918
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.543%, 01/20/2034 (P)	2,080,142	1,894,891
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.313%, 12/25/2036 (P)	1,967,418	1,779,904
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.303%, 12/25/2036 (P)	94,408	92,792

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.313%, 03/25/2047 (P)	$1,061,109	$825,017
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.533%, 10/25/2034 (P)	58,753	49,953
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.333%, 05/25/2037 (P)	466,498	449,337
Morgan Stanley Asset Backed Securities
Capital I
Series 2006-NC5, Class A2A,
0.293%, 10/25/2036 (P)	41,426	41,356
Series 2007-HE1, Class A2A,
0.303%, 11/25/2036 (P)	88,515	88,331
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.566%, 10/25/2034 (P)	585,834	575,995
SBI Heloc Trust,
Series 2006-1A, Class 1A2A
0.423%, 08/25/2036 (P)(S)	3,219	3,209
Securitized Asset Backed Receivables LLC
Trust, Series 2007-HE1, Class A2A
0.313%, 12/25/2036 (P)	539,488	209,847
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027	1,718,747	1,906,854
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.313%, 01/25/2038 (P)	1,119,619	1,042,469
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.303%, 10/25/2036 (P)	159,390	158,567

TOTAL ASSET BACKED SECURITIES (Cost $32,927,407)		$32,006,229

PREFERRED SECURITIES - 0.77%
Consumer Discretionary - 0.01%
General Motors Corp.,
Series B 5.250% (I)	20,000	150,800
Financials - 0.76%
American International Group,
Inc. 8.500%	6,200	44,082
Citigroup, Inc., Series 1 6.150%	445,000	6,521,475
Wells Fargo & Company, Series L 7.500%	11,000	10,857,000

		17,422,557

TOTAL PREFERRED SECURITIES (Cost $16,105,800)		$17,573,357

SHORT-TERM INVESTMENTS - 0.65%
Repurchase Agreement - 0.64%
Barclays Tri-Party Repurchase Agreement
dated 11/30/2010 at 0.260% to be
repurchased at $6,000,043 on
12/01/2010, collateralized by
$5,986,000 U.S. Treasury Notes, 1.750%
due 07/31/2015 (valued at $6,144,190,
including interest)	$6,000,000	6,000,000

263

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 11/30/2010 at 0.010% to be
repurchased at $3,023,001on
12/01/2010, collateralized by
$2,810,000 Federal Home Loan
Mortgage Corp., 4.500% due
01/15/2013 (valued at $3,083,975,
including interest)	$3,023,000	$3,023,000
TD Securities Tri-Party Repurchase
Agreement dated 11/30/2010 at 0.260%
to be repurchased at $5,500,040 on
12/01/2010, collateralized by
$5,525,000 U.S. Treasury Notes, 1.375%
due 02/15/2012 (valued at $5,619,604,
including interest)	5,500,000	5,500,000

		14,523,000
Short-Term Securities* - 0.01%
U.S. Treasury Bill, 0.149%, 12/23/2010	340,000	339,971

TOTAL SHORT-TERM INVESTMENTS (Cost $14,862,971)		$14,862,971

Total Investments (Total Return Fund)
(Cost $2,821,655,092) - 124.73%		$2,841,942,358
Other assets and liabilities, net - (24.73%)		(563,442,643)

TOTAL NET ASSETS - 100.00%		$2,278,499,715

TBA SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (0.86)%
6.000%	$(18,000,000)	(19,582,616)

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(Proceeds $(19,560,117))		$(19,582,616)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 74.78%
Consumer Discretionary - 21.77%
Allbritton Communications Company
8.000%, 05/15/2018	$1,025,000	1,017,313
AMC Entertainment, Inc.
8.750%, 06/01/2019	1,750,000	1,859,375
American Tire Distributors, Inc.
9.750%, 06/01/2017 (S)	3,350,000	3,542,625
Ameristar Casinos, Inc.
9.250%, 06/01/2014	5,525,000	5,911,750
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,925,000	4,580,250
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	825,000	853,875
8.125%, 04/30/2020 (S)	450,000	472,500
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	10,216,000	10,675,720
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	1,400,000	1,561,000
Chukchansi Economic Development Authority
3.943%, 11/15/2012 (S)	875,000	573,125
8.000%, 11/15/2013 (S)	2,817,000	1,834,571
Cinemark USA, Inc.
8.625%, 06/15/2019	4,500,000	4,826,250

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cooper Tire & Rubber Company
7.625%, 03/15/2027	$3,225,000	$3,031,500
CSC Holdings LLC
6.750%, 04/15/2012	990,000	1,028,363
8.500%, 04/15/2014	2,175,000	2,384,344
DineEquity, Inc.
9.500%, 10/30/2018 (S)	625,000	646,875
DISH DBS Corp.
7.000%, 10/01/2013	200,000	213,000
7.750%, 05/31/2015	2,500,000	2,653,125
EchoStar DBS Corp.
6.375%, 10/01/2011	1,791,000	1,835,775
6.625%, 10/01/2014	2,250,000	2,331,563
Fisher Communications, Inc.
8.625%, 09/15/2014	2,025,000	2,055,375
Gray Television, Inc.
10.500%, 06/29/2015	2,305,000	2,305,000
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (S)	5,250,000	5,801,250
KAR Holdings, Inc.
10.000%, 05/01/2015	13,610,000	14,392,575
Lamar Media Corp.
7.875%, 04/15/2018	425,000	448,375
9.750%, 04/01/2014	2,520,000	2,879,100
Lin Television Corp.
8.375%, 04/15/2018	350,000	367,500
Mac-Gray Corp.
7.625%, 08/15/2015	3,470,000	3,411,444
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	250,000	258,125
7.450%, 09/15/2011 to 10/15/2016	4,416,000	4,784,686
7.875%, 08/15/2036	3,450,000	3,544,875
Nexstar Broadcasting, Inc.
8.875%, 04/15/2017 (S)	850,000	886,125
Nielsen Finance LLC
7.750%, 10/15/2018 (S)	400,000	407,000
11.500%, 05/01/2016	400,000	456,000
Nielsen Finance LLC (Zero Coupon Steps up
to 12.500% on 08/01/2011)
zero coupon, 08/01/2016	3,665,000	3,701,650
O’Charleys, Inc.
9.000%, 11/01/2013	6,825,000	6,944,438
Regal Cinemas Corp.
8.625%, 07/15/2019	4,525,000	4,773,875
Rent-A-Center, Inc.
6.625%, 11/15/2020 (S)	450,000	443,250
Salem Communications Corp.
9.625%, 12/15/2016	424,000	443,080
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,197,000	2,255,848
7.000%, 06/15/2017 to 05/15/2019	4,000,000	4,092,719
7.500%, 04/01/2027	1,798,000	1,739,565
7.625%, 10/01/2018	80,000	84,400
7.875%, 02/01/2013	850,000	914,813
8.000%, 11/15/2021	1,000,000	1,050,000
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	1,252,000	1,269,215
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	1,377,000	1,418,310
Toys R Us Property Company LLC
8.500%, 12/01/2017	800,000	850,000
10.750%, 07/15/2017	2,400,000	2,700,000
Videotron Ltee
6.375%, 12/15/2015	1,195,000	1,209,938
6.875%, 01/15/2014	2,260,000	2,288,250

264

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Videotron Ltee (continued)
9.125%, 04/15/2018	$1,660,000	$1,838,450
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	2,070,000	2,266,650

		134,114,780
Consumer Staples - 1.66%
B&G Foods, Inc.
7.625%, 01/15/2018	811,000	840,399
Brickman Group Holdings, Inc.
9.125%, 11/01/2018 (S)	300,000	303,750
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,896,781
Del Monte Corp.
7.500%, 10/15/2019	250,000	283,125
KAR Holdings, Inc.
8.750%, 05/01/2014	1,200,000	1,240,500
NCO Group, Inc.
11.875%, 11/15/2014	4,975,000	3,383,000
Susser Holdings LLC / Susser Finance Corp.
8.500%, 05/15/2016	1,225,000	1,298,500

		10,246,055
Energy - 11.38%
Arch Coal, Inc.
8.750%, 08/01/2016	2,775,000	3,045,563
Bristow Group, Inc.
7.500%, 09/15/2017	825,000	866,250
Cloud Peak Energy Resources LLC/Cloud
Peak Energy Finance Corp.
8.250%, 12/15/2017	450,000	490,500
8.500%, 12/15/2019	650,000	715,000
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	6,275,000	6,682,875
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	300,000	322,500
8.250%, 04/01/2020 (S)	260,000	281,450
Denbury Resources, Inc.
8.250%, 02/15/2020	3,014,000	3,285,260
El Paso Corp.
6.875%, 06/15/2014	500,000	538,113
6.950%, 06/01/2028	1,325,000	1,282,882
7.000%, 06/15/2017	2,800,000	2,947,882
7.250%, 06/01/2018	2,000,000	2,129,286
7.750%, 01/15/2032	1,139,000	1,184,347
7.800%, 08/01/2031	2,550,000	2,650,110
8.050%, 10/15/2030	700,000	741,290
8.250%, 02/15/2016	525,000	574,188
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	187,487
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,677,500
Energy Transfer Equity LP
7.500%, 10/15/2020	3,690,000	3,819,150
Forest Oil Corp.
7.250%, 06/15/2019	1,200,000	1,224,000
8.500%, 02/15/2014	250,000	271,250
General Maritime Corp.
12.000%, 11/15/2017	3,700,000	3,700,000
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,325,000	3,358,250
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	2,315,000	2,378,663
9.000%, 06/01/2016 (S)	1,295,000	1,359,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	$450,000	$453,375
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	4,824,150
PHI, Inc.
8.625%, 10/15/2018 (S)	5,850,000	5,893,875
Regency Energy Partners LP/Regency Energy
Finance Corp.
6.875%, 12/01/2018	300,000	304,500
Sabine Pass LNG LP
7.500%, 11/30/2016 (S)	12,408,000	11,446,381
Teekay Corp.
8.500%, 01/15/2020	475,000	517,750
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	875,000	931,875

		70,085,452
Financials - 9.47%
American General Finance Corp.
5.400%, 12/01/2015	425,000	331,500
5.750%, 09/15/2016	500,000	385,000
6.500%, 09/15/2017	900,000	706,500
6.900%, 12/15/2017	3,125,000	2,476,563
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	14,646,483	14,409,063
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)	900,000	905,625
Dupont Fabros Technology LP
8.500%, 12/15/2017	5,550,000	6,007,875
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	700,000	582,998
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,580,000	1,663,914
7.250%, 10/25/2011	340,000	350,907
8.000%, 12/15/2016	5,975,000	6,564,284
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,700,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	650,000	680,875
6.750%, 09/01/2016 (S)	650,000	685,750
7.125%, 09/01/2018 (S)	1,075,000	1,136,813
National Retail Properties, Inc.
6.875%, 10/15/2017	275,000	304,890
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	1,917,813
Nuveen Investments, Inc.
5.500%, 09/15/2015	7,989,000	6,680,801
10.500%, 11/15/2015	1,470,000	1,464,488
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022 (S)	2,375,000	2,369,063
Sabra Health Care LP/Sabra Capital Corp.
8.125%, 11/01/2018 (S)	1,365,000	1,378,650
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	2,985,000
Ventas Realty LP/Ventas Capital Corp.
6.500%, 06/01/2016	500,000	527,888
Vertellus Specialties, Inc.
9.375%, 10/01/2015 (S)	125,000	130,313

		58,346,573
Health Care - 7.68%
Biomet, Inc.
11.625%, 10/15/2017	3,765,000	4,150,913
Centene Corp.
7.250%, 04/01/2014	2,050,000	2,096,125

265

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Community Health Systems, Inc.
8.875%, 07/15/2015	$3,785,000	$3,960,056
HCA, Inc.
8.500%, 04/15/2019	2,875,000	3,133,750
9.125%, 11/15/2014	600,000	625,500
9.250%, 11/15/2016	1,900,000	2,033,000
HCA, Inc., PIK
9.625%, 11/15/2016	1,709,000	1,826,494
Health Management Associates, Inc.
6.125%, 04/15/2016	1,925,000	1,941,844
Healthsouth Corp.
7.250%, 10/01/2018	500,000	508,750
7.750%, 09/15/2022	500,000	514,375
10.750%, 06/15/2016	2,100,000	2,283,750
Mylan, Inc.
6.000%, 11/15/2018 (S)	375,000	365,625
7.625%, 07/15/2017 (S)	850,000	901,000
7.875%, 07/15/2020 (S)	175,000	186,594
Rural/Metro Corp.
12.750%, 03/15/2016	3,880,000	4,112,800
Sun Healthcare Group, Inc.
9.125%, 04/15/2015	4,877,000	5,218,390
Tenet Healthcare Corp.
9.000%, 05/01/2015	2,640,000	2,831,400
The Cooper Companies, Inc.
7.125%, 02/15/2015	7,616,000	7,806,400
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,725,000	2,799,938

		47,296,704
Industrials - 2.45%
Corrections Corp. of America
6.250%, 03/15/2013	1,790,000	1,798,950
7.750%, 06/01/2017	1,000,000	1,090,000
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	500,000	540,000
EnergySolutions, Inc./EnergySolutions LLC
10.750%, 08/15/2018 (S)	150,000	163,875
GEO Group, Inc.
7.750%, 10/15/2017	425,000	450,500
Interactive Data Corp.
10.250%, 08/01/2018 (S)	800,000	864,000
Interface, Inc.
7.625%, 12/01/2018 (S)	200,000	204,000
Iron Mountain, Inc.
7.750%, 01/15/2015	88,000	88,440
8.000%, 06/15/2020	3,650,000	3,905,500
8.375%, 08/15/2021	25,000	27,375
L-3 Communications Corp.
5.875%, 01/15/2015	700,000	713,125
L-3 Communications Corp., Series B
6.375%, 10/15/2015	500,000	515,000
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,072,500
RailAmerica, Inc.
9.250%, 07/01/2017	2,605,000	2,852,475
Thermadyne Holdings Corp.
9.000%, 12/15/2017 (S)	325,000	327,438
Titan International, Inc.
7.875%, 10/01/2017 (S)	450,000	468,000

		15,081,178

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 3.27%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	$400,000	$404,000
Equinix, Inc.
8.125%, 03/01/2018	1,350,000	1,414,125
First Data Corp.
11.250%, 03/31/2016	2,725,000	2,098,250
Lender Processing Services, Inc.
8.125%, 07/01/2016	4,095,000	4,243,444
Seagate Technology HDD Holdings
6.800%, 10/01/2016	225,000	223,875
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,594,000
7.375%, 11/15/2018 (S)	650,000	643,500
7.625%, 11/15/2020 (S)	650,000	650,000
10.250%, 08/15/2015	8,539,000	8,859,213

		20,130,407
Materials - 2.18%
Ball Corp.
5.750%, 05/15/2021	900,000	882,000
Celanese US Holdings LLC
6.625%, 10/15/2018 (S)	1,550,000	1,592,625
Chemtura Corp.
7.875%, 09/01/2018 (S)	250,000	264,375
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	2,230,000	2,352,650
8.250%, 05/01/2016 (S)	1,000,000	1,105,000
Graham Packaging Company LP
9.875%, 10/15/2014	5,270,000	5,454,450
Koppers, Inc.
7.875%, 12/01/2019	100,000	107,750
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,670,125

		13,428,975
Telecommunication Services - 8.34%
CC Holdings GS V LLC/Crown Castle GS
III Corp.
7.750%, 05/01/2017 (S)	5,175,000	5,705,438
Cricket Communications, Inc.
7.750%, 05/15/2016	5,900,000	6,032,750
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,867,313
9.000%, 01/15/2015	625,000	689,063
GCI, Inc.
7.250%, 02/15/2014	2,440,000	2,479,650
8.625%, 11/15/2019	4,825,000	5,247,188
Intelsat Corp.
9.250%, 06/15/2016	3,247,000	3,417,468
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (S)	175,000	174,563
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,375,000	2,262,188
7.875%, 09/01/2018	1,100,000	1,139,875
Qwest Corp.
6.500%, 06/01/2017	750,000	832,500
7.625%, 06/15/2015	300,000	345,750
SBA Telecommunications, Inc.
8.000%, 08/15/2016	650,000	702,000
8.250%, 08/15/2019	825,000	903,375
Sprint Capital Corp.
6.875%, 11/15/2028	1,050,000	892,500
8.750%, 03/15/2032	15,143,000	14,991,570
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	1,525,000	1,608,875

266

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	$2,000,000	$2,055,000

		51,347,066
Utilities - 6.58%
AmeriGas Partners LP
7.125%, 05/20/2016	3,750,000	3,900,000
7.250%, 05/20/2015	800,000	816,000
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	631,500
Calpine Corp.
7.250%, 10/15/2017 (S)	9,239,000	9,192,805
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	775,000	765,313
9.125%, 10/01/2017	1,600,000	1,760,000
Ferrellgas Partners LP/Ferrellgas Partners
Finance Corp.
8.625%, 06/15/2020	2,075,000	2,246,188
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	6,185,000	6,648,875
8.625%, 11/14/2011	1,050,000	1,102,500
NRG Energy, Inc.
7.250%, 02/01/2014	735,000	749,700
7.375%, 02/01/2016 to 01/15/2017	9,748,000	9,822,740
Suburban Propane Partners LP
7.375%, 03/15/2020	2,700,000	2,902,500

		40,538,121

TOTAL CORPORATE BONDS (Cost $430,662,737)		$460,615,311

CAPITAL PREFERRED SECURITIES - 0.18%
Financials - 0.18%
Emigrant Capital Trust I
2.823%, 12/10/2033 (P)(S)	2,450,000	1,080,893

TOTAL CAPITAL PREFERRED SECURITIES (Cost $940,822) $		1,080,893

CONVERTIBLE BONDS - 0.44%
Energy - 0.44%
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026	2,975,000	2,681,368

TOTAL CONVERTIBLE BONDS (Cost $2,299,071)		$2,681,368

TERM LOANS (M) - 19.17%
Consumer Discretionary - 8.77%
Acosta, Inc.
2.510%, 07/28/2013	1,252,873	1,231,448
Adesa, Inc.
3.010%, 10/18/2013	573,106	568,449
Allison Transmission, Inc.
3.032%, 08/07/2014	2,816,434	2,717,859
Barrington Broadcasting Company LLC
4.529%, 08/12/2013	1,140,083	1,069,777
CCO Holdings LLC
2.756%, 09/06/2014	4,900,000	4,706,450
Coinmach Corp.
3.280%, 11/20/2014	1,742,049	1,518,849
CSC Holdings, Inc.
2.003%, 03/29/2013	521,837	516,988
Federal Mogul Corp.
2.188%, 12/29/2014	3,084,448	2,783,072
2.188%, 12/28/2015	2,863,464	2,583,681
First Data Corp.
3.003%, 09/24/2014	2,004,683	1,807,404

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Ford Motor Company
3.028%, 12/16/2013	$3,122,594	$3,084,539
3.038%, 12/16/2013	8,345,195	8,257,061
Gray Television, Inc.
3.760%, 12/31/2014	2,670,688	2,592,792
Greenwood Racing, Inc.
2.510%, 11/28/2011	957,474	933,537
HMSC Corp.
2.506%, 04/03/2014	386,456	320,759
5.756%, 10/03/2014	2,650,000	1,788,750
Iconix Brand Group, Inc.
2.540%, 01/02/2012	529,988	522,038
Intelsat Subsidiary Holding Company SA
2.790%, 07/03/2013	3,064,202	3,005,471
Nexstar Broadcasting, Inc.
5.000%, 10/01/2012	466,830	464,496
5.006%, 09/30/2016	730,170	726,519
Nielsen Finance LLC/Nielsen Finance Corp.
2.253%, 08/09/2013	1,212,766	1,188,679
Penn National Gaming, Inc.
2.024%, 10/03/2012	5,003,978	4,970,616
PEP Boys-Manny Moe & Jack
2.300%, 10/28/2013	233,834	225,065
Regal Cinemas Corp.
3.789%, 11/21/2016	185,690	186,328
The Goodyear Tire & Rubber Company
2.210%, 04/30/2014	2,850,000	2,762,126
Tire Rack Holdings, Inc.
2.010%, 06/24/2012	888,041	872,500
Vertafore, Inc.
6.750%, 07/29/2016	897,750	899,321
Web Services Company LLC
7.000%, 08/28/2014	1,711,278	1,700,583

		54,005,157
Financials - 3.70%
American General Finance Corp.
7.250%, 04/21/2015	1,975,000	1,989,504
Amwins Group, Inc.
2.796%, 06/08/2013	2,166,790	2,017,823
5.800%, 06/08/2014	1,950,000	1,657,500
Capital Automotive Real Estate
Investment Trust
2.760%, 12/14/2012	6,919,750	6,850,552
Local TV Finance LLC
2.290%, 05/07/2013	3,943,840	3,740,074
LPL Holdings, Inc.
2.039%, 06/28/2013	4,299,657	4,278,158
Medical Properties Trust, Inc.
5.000%, 05/17/2016	498,750	496,256
NSG Holdings LLC
1.792%, 06/15/2014	112,052	107,010
1.792%, 06/15/2014	24,169	23,081
Nuveen Investments, Inc.
3.289%, 11/13/2014	1,092,845	1,018,218
TPF Generation Holdings
2.289%, 12/13/2013	174,783	168,928
2.289%, 12/15/2013	425,133	410,891
2.290%, 12/15/2011	54,791	52,956

		22,810,951
Health Care - 1.66%
Community Health Systems, Inc.
2.544%, 07/25/2014	2,222,900	2,170,384
2.544%, 07/25/2014	114,265	111,565

267

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Emdeon Business Services LLC
2.260%, 11/16/2013	$450,787	$441,912
5.260%, 05/16/2014	2,700,000	2,654,438
HCA, Inc.
1.539%, 11/16/2012	2,913,590	2,848,594
Health Management Associates, Inc.
2.039%, 02/28/2014	1,098,520	1,068,061
Skilled Healthcare Group, Inc.
5.250%, 04/08/2016	947,619	924,718

		10,219,672
Industrials - 0.46%
Covanta Energy Corp.
1.813%, 02/10/2014	1,194,026	1,161,937
1.934%, 02/10/2014	609,148	592,778
Rexnord Holdings, Inc.
7.299%, 02/20/2013	1,394,314	1,101,508

		2,856,223
Information Technology - 0.59%
First Data Corp.
3.003%, 09/24/2014	2,873,134	2,585,168
SunGard Data Systems, Inc.
2.003%, 02/28/2014	1,075,683	1,047,254

		3,632,422
Materials - 0.64%
Celanese Holdings LLC
1.756%, 04/02/2014	166,667	165,532
3.290%, 10/31/2016	737,790	739,750
Chemtura Corp.
5.500%, 08/27/2016	750,000	748,125
Georgia-Pacific Corp.
2.292%, 12/21/2012	2,163,741	2,159,316
Graham Packaging Company LP
6.000%, 09/23/2016	150,000	151,219

		3,963,942
Telecommunication Services - 0.62%
Crown Castle Operating Company
1.756%, 03/06/2014	1,572,365	1,548,780
Level 3 Financing, Inc.
2.539%, 03/13/2014	2,450,000	2,274,999

		3,823,779
Utilities - 2.73%
NRG Energy, Inc.
1.789%, 08/31/2015	881,125	875,460
2.039%, 02/01/2013	1,050,629	1,039,748
Texas Competitive Electric Holdings
Company LLC
3.754%, 10/10/2014	18,357,078	14,128,067
3.754%, 10/10/2014	990,000	761,475

		16,804,750

TOTAL TERM LOANS (Cost $111,359,088)		$118,116,896

ASSET BACKED SECURITIES - 0.20%
DB Master Finance LLC,
Series 2006-1, Class M1
8.285%, 06/20/2031 (S)	1,250,000	1,263,900

TOTAL ASSET BACKED SECURITIES (Cost $1,249,979)		$1,263,900

COMMON STOCKS - 0.25%
Consumer Discretionary - 0.05%
Dex One Corp. (I)	$42,015	199,555

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Tropicana Entertainment LLC (I)	$7,500	$105,000

		304,555
Financials - 0.20%
CIT Group, Inc. (I)	31,674	1,249,856

TOTAL COMMON STOCKS (Cost $2,999,742)		$1,554,411

PREFERRED SECURITIES - 0.02%
Consumer Discretionary - 0.02%
Tropicana Las Vegas Resort & Casino LLC (I) $	840	47,040
Tropicana Las Vegas Resort & Casino LLC (I)	1,270	71,120

		118,160

TOTAL PREFERRED SECURITIES (Cost $211,000)		$118,160

WARRANTS - 0.00%
Muzak Holdings LLC (Expiration Date:
01/01/2011, Strike Price: $25.00) (I)	8,366	0

TOTAL WARRANTS (Cost $680,016)		$0

SHORT-TERM INVESTMENTS - 4.05%
Repurchase Agreement - 0.14%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $854,647 on 12/01/2010,
collateralized by $830,000 U.S. Treasury
Notes, 2.500% due 04/30/2015 (valued at
$874,903, including interest)	$854,647	854,647
Short-Term Securities* - 3.91%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	24,118,116	24,118,116

TOTAL SHORT-TERM INVESTMENTS (Cost $24,972,763)		$24,972,763

Total Investments (U.S. High Yield Bond Fund)
(Cost $575,375,218) - 99.09%		$610,403,702
Other assets and liabilities, net - 0.91%		5,584,352

TOTAL NET ASSETS - 100.00%		$615,988,054

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.51%
Consumer Discretionary - 8.62%
Auto Components - 0.12%
Autoliv, Inc. (L)	5,100	$374,442
BorgWarner, Inc. (I)(L)	1,700	102,578
Lear Corp. (I)	1,200	105,324
Tenneco, Inc. (I)(L)	3,200	116,672
TRW Automotive Holdings Corp. (I)	10,000	474,900

		1,173,916
Automobiles - 0.15%
Ford Motor Company (I)(L)	76,700	1,222,598
Harley-Davidson, Inc. (L)	8,800	275,264

		1,497,862
Distributors - 0.13%
Audiovox Corp., Class A (I)	27,200	186,320

268

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors (continued)
Genuine Parts Company (L)	23,600	$1,136,104

		1,322,424
Diversified Consumer Services - 0.38%
Apollo Group, Inc., Class A (I)	44,500	1,513,000
Career Education Corp. (I)	5,500	97,845
DeVry, Inc.	3,900	167,466
Hillenbrand, Inc.	8,800	169,928
ITT Educational Services, Inc. (I)(L)	9,320	545,127
Pre-Paid Legal Services, Inc. (I)	3,100	200,508
Regis Corp.	4,900	87,318
Sotheby’s (L)	2,600	104,286
Strayer Education, Inc. (L)	2,940	399,458
Weight Watchers International, Inc. (L)	14,300	489,632

		3,774,568
Hotels, Restaurants & Leisure - 2.26%
Brinker International, Inc.	10,100	206,444
Chipotle Mexican Grill, Inc. (I)	1,200	310,188
Choice Hotels International, Inc. (L)	9,400	350,150
Cracker Barrel Old Country Store, Inc.	1,800	94,788
Darden Restaurants, Inc.	11,200	548,240
DineEquity, Inc. (I)(L)	2,100	112,182
Domino’s Pizza, Inc. (I)	7,100	104,867
Einstein Noah Restaurant Group, Inc. (I)	8,800	112,464
Gaylord Entertainment Company (I)	2,900	99,557
Las Vegas Sands Corp. (I)(L)	26,100	1,307,088
McDonald’s Corp.	201,100	15,746,130
MGM Resorts International (I)(L)	32,800	401,144
Royal Caribbean Cruises, Ltd. (I)	11,200	450,800
Ruby Tuesday, Inc. (I)(L)	7,800	99,762
Speedway Motorsports, Inc.	12,300	181,179
Starwood Hotels & Resorts Worldwide, Inc.	9,000	511,560
Wyndham Worldwide Corp.	15,800	454,250
Wynn Resorts, Ltd.	5,430	548,973
Yum! Brands, Inc. (L)	17,300	866,384

		22,506,150
Household Durables - 0.31%
American Greetings Corp., Class A	5,000	100,350
Fortune Brands, Inc.	7,600	449,084
Garmin, Ltd.	3,100	89,776
KB Home (L)	66,600	752,580
MDC Holdings, Inc.	6,900	172,293
Mohawk Industries, Inc. (I)	4,200	220,668
Newell Rubbermaid, Inc.	10,600	177,762
NVR, Inc. (I)(L)	298	184,754
Stanley Black & Decker, Inc.	8,800	523,864
Tempur-Pedic International, Inc. (I)	3,000	105,330
Whirlpool Corp. (L)	4,100	299,300

		3,075,761
Internet & Catalog Retail - 0.14%
HSN, Inc. (I)	3,600	102,060
Liberty Media Corp. - Interactive, Series A (I)	43,100	666,326
Netflix, Inc. (I)(L)	2,870	590,933

		1,359,319
Leisure Equipment & Products - 0.13%
Hasbro, Inc. (L)	14,100	672,006
Jakks Pacific, Inc. (I)	5,300	102,025
Johnson Outdoors, Inc. (I)	6,800	88,060
Mattel, Inc.	11,800	304,912
Polaris Industries, Inc.	1,400	101,766

		1,268,769

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.50%
Arbitron, Inc. (L)	13,200	$385,704
Cablevision Systems Corp., Class A	4,300	136,181
CBS Corp., Class B	39,800	670,232
Cinemark Holdings, Inc.	5,800	101,790
Clear Channel Outdoor Holdings,
Inc., Class A (I)	21,000	288,540
Comcast Corp., Class A	149,300	2,986,000
DIRECTV, Class A (I)	15,900	660,327
Discovery Communications, Inc., Series A (I)	5,000	203,900
DreamWorks Animation SKG, Inc. (I)(L)	3,000	92,970
Gannett Company, Inc. (L)	37,500	491,625
Liberty Global, Inc., Series A (I)(L)	15,200	535,952
Liberty Media Corp. - Capital, Series A (I)	5,200	299,416
Liberty Media Corp. - Starz, Series A (I)	13,462	846,019
Live Nation Entertainment, Inc. (I)	10,200	109,752
Mediacom Communications Corp., Class A (I)	14,000	118,300
Meredith Corp. (L)	2,800	94,136
Sinclair Broadcast Group, Inc., Class A	13,300	103,075
The Interpublic Group of Companies, Inc. (I)	9,300	99,045
The McGraw-Hill Companies, Inc.	16,800	579,432
The Walt Disney Company	25,100	916,401
The Washington Post Company, Class B (L)	761	286,912
Time Warner Cable, Inc.	24,612	1,514,622
Time Warner, Inc.	70,300	2,073,147
Valassis Communications, Inc. (I)(L)	2,900	94,395
Viacom, Inc., Class B	31,400	1,187,862

		14,875,735
Multiline Retail - 0.54%
Big Lots, Inc. (I)	5,900	180,835
Dillard’s, Inc., Class A (L)	4,800	149,664
Dollar Tree, Inc. (I)	24,950	1,371,003
Family Dollar Stores, Inc.	11,800	592,360
Macy’s, Inc.	34,300	880,824
Saks, Inc. (I)(L)	10,900	121,426
Sears Holdings Corp. (I)(L)	23,000	1,506,500
Target Corp.	10,300	586,482

		5,389,094
Specialty Retail - 1.53%
Aaron, Inc., Class B (L)	5,100	101,796
Advance Auto Parts, Inc.	11,000	725,890
Aeropostale, Inc. (I)	71,383	1,929,482
AutoNation, Inc. (I)(L)	18,600	486,018
AutoZone, Inc. (I)	5,540	1,437,131
Barnes & Noble, Inc. (L)	12,400	173,848
Best Buy Company, Inc.	33,600	1,435,392
Brown Shoe Company, Inc.	8,100	115,182
Destination Maternity Corp. (I)	3,200	122,496
Foot Locker, Inc.	13,100	247,197
GameStop Corp., Class A (I)	5,000	99,600
Guess?, Inc.	5,900	278,775
Home Depot, Inc.	74,700	2,256,687
Jo-Ann Stores, Inc. (I)	4,300	208,292
Jos. A. Bank Clothiers, Inc. (I)	2,200	99,088
Limited Brands, Inc.	24,000	808,080
Lowe’s Companies, Inc.	15,100	342,770
O’Reilly Automotive, Inc. (I)(L)	6,700	403,206
OfficeMax, Inc. (I)	7,100	121,339
Penske Automotive Group, Inc. (I)(L)	7,100	107,139
PetSmart, Inc.	12,500	473,250
RadioShack Corp.	4,800	88,560
Rent-A-Center, Inc.	4,200	116,928
Ross Stores, Inc.	1,600	103,808
The Cato Corp., Class A	7,200	205,560

269

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Children’s Place Retail Stores, Inc. (I)	4,100	$212,831
TJX Companies, Inc.	42,100	1,920,181
Tractor Supply Company (L)	7,300	310,031
Williams-Sonoma, Inc.	8,900	296,103

		15,226,660
Textiles, Apparel & Luxury Goods - 1.43%
Carter’s, Inc. (I)(L)	3,900	123,474
Coach, Inc.	39,200	2,216,368
Columbia Sportswear Company (L)	3,500	194,740
Deckers Outdoor Corp. (I)(L)	6,300	484,470
Fossil, Inc. (I)	5,400	365,310
Liz Claiborne, Inc. (I)(L)	15,300	111,843
Maidenform Brands, Inc. (I)	6,700	183,848
NIKE, Inc., Class B	103,000	8,871,390
Skechers U.S.A., Inc., Class A (I)	9,100	210,119
Steven Madden, Ltd. (I)	2,300	104,075
The Jones Group, Inc.	11,600	157,064
The Timberland Company, Class A (I)	4,700	116,466
VF Corp. (L)	13,300	1,102,304

		14,241,471

		85,711,729
Consumer Staples - 21.98%
Beverages - 5.78%
Boston Beer Company, Inc. (I)(L)	1,400	114,352
Brown Forman Corp., Class B	34,400	2,250,448
Coca-Cola Enterprises, Inc.	50,900	1,229,235
Constellation Brands, Inc., Class A (I)(L)	5,300	109,233
Dr. Pepper Snapple Group, Inc.	9,200	336,996
Hansen Natural Corp. (I)	24,700	1,314,534
PepsiCo, Inc.	358,116	23,145,037
The Coca-Cola Company	458,600	28,969,762

		57,469,597
Food & Staples Retailing - 6.24%
BJ’s Wholesale Club, Inc. (I)	4,500	206,145
Costco Wholesale Corp.	34,600	2,339,306
CVS Caremark Corp.	33,300	1,032,300
Nash Finch Company	4,500	166,275
Ruddick Corp.	2,700	99,252
Safeway, Inc. (L)	32,000	735,680
SUPERVALU, Inc. (L)	23,190	209,638
Sysco Corp.	141,700	4,112,134
The Kroger Company	66,100	1,556,655
The Pantry, Inc. (I)	8,900	182,806
Wal-Mart Stores, Inc.	802,844	43,425,832
Walgreen Company	226,000	7,876,100
Weis Markets, Inc.	2,400	92,496

		62,034,619
Food Products - 2.21%
Campbell Soup Company (L)	55,300	1,874,670
Corn Products International, Inc.	2,300	99,176
Dean Foods Company (I)	9,100	66,157
Del Monte Foods Company	7,100	132,983
Farmer Brothers Company	6,000	104,520
Flowers Foods, Inc. (L)	19,800	518,760
General Mills, Inc.	129,100	4,561,103
H.J. Heinz Company	28,300	1,366,041
Hormel Foods Corp.	28,300	1,388,964
Kellogg Company	76,500	3,766,095
Kraft Foods, Inc., Class A	52,700	1,594,175
McCormick & Company, Inc. (L)	28,300	1,245,483
Mead Johnson Nutrition Company	15,800	941,206

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Ralcorp Holdings, Inc. (I)	1,600	$99,072
Sanderson Farms, Inc. (L)	4,500	199,170
Sara Lee Corp.	47,000	705,000
Smithfield Foods, Inc. (I)	11,200	197,232
The Hershey Company	52,200	2,442,960
The J.M. Smucker Company	8,800	556,600
Tyson Foods, Inc., Class A	6,200	98,146

		21,957,513
Household Products - 5.12%
Church & Dwight Company, Inc.	15,100	985,275
Clorox Company	31,100	1,922,291
Colgate-Palmolive Company	103,300	7,907,615
Kimberly-Clark Corp.	75,300	4,660,317
Spectrum Brands Holdings, Inc. (I)	3,400	91,902
The Procter & Gamble Company	578,400	35,322,888

		50,890,288
Personal Products - 0.42%
Avon Products, Inc.	32,100	916,776
Herbalife, Ltd.	8,500	583,355
Nu Skin Enterprises, Inc., Class A	4,000	126,440
The Estee Lauder Companies, Inc., Class A	33,300	2,494,836
USANA Health Sciences, Inc. (I)(L)	2,300	96,876

		4,218,283
Tobacco - 2.21%
Altria Group, Inc.	496,800	11,923,200
Lorillard, Inc.	31,100	2,474,938
Philip Morris International, Inc.	112,752	6,414,461
Reynolds American, Inc.	34,800	1,076,712
Universal Corp. (L)	2,300	94,093

		21,983,404

		218,553,704
Energy - 2.48%
Energy Equipment & Services - 0.31%
Atwood Oceanics, Inc. (I)	3,100	110,360
Complete Production Services, Inc. (I)	4,900	139,405
Core Laboratories NV (L)	2,300	196,880
Diamond Offshore Drilling, Inc. (L)	5,140	332,866
Dril-Quip, Inc. (I)(L)	1,500	116,160
Global Industries, Ltd. (I)	17,000	105,910
Gulfmark Offshore, Inc., Class A (I)	3,600	105,552
Lufkin Industries, Inc. (L)	2,100	106,323
National Oilwell Varco, Inc.	11,500	704,835
Oil States International, Inc. (I)	5,800	344,114
Rowan Companies, Inc. (I)	7,800	235,170
Schlumberger, Ltd.	5,683	439,523
Tidewater, Inc.	2,100	103,089

		3,040,187
Oil, Gas & Consumable Fuels - 2.17%
Anadarko Petroleum Corp.	2,189	140,446
Chevron Corp.	24,631	1,994,372
Cimarex Energy Company	4,000	322,160
Concho Resources, Inc. (I)(L)	5,100	422,025
ConocoPhillips	138,201	8,315,554
Crosstex Energy, Inc. (L)	11,800	109,150
Energy Partners, Ltd. (I)	16,600	201,026
Energy XXI Bermuda, Ltd. (I)	8,400	207,060
Exxon Mobil Corp.	62,386	4,339,570
Forest Oil Corp. (I)	3,100	106,082
Frontline, Ltd. (L)	3,300	85,602
Marathon Oil Corp.	22,500	753,075
Occidental Petroleum Corp.	23,214	2,046,778

270

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	7,600	$608,836
Ship Finance International, Ltd.	11,500	249,665
Sunoco, Inc. (L)	15,100	606,114
Teekay Corp. (L)	3,500	111,615
Valero Energy Corp.	36,100	703,228
Whiting Petroleum Corp. (I)	2,500	275,125

		21,597,483

		24,637,670
Financials - 3.48%
Capital Markets - 0.09%
American Capital, Ltd. (I)(L)	43,500	312,765
Ameriprise Financial, Inc.	4,100	212,544
Ares Capital Corp.	6,000	98,580
BlackRock Kelso Capital Corp.	8,100	90,801
GAMCO Investors, Inc., Class A	2,400	105,720
Safeguard Scientifics, Inc. (I)	7,500	110,400

		930,810
Commercial Banks - 0.31%
CapitalSource, Inc.	63,800	412,148
CIT Group, Inc. (I)	17,600	694,496
Community Bank Systems, Inc.	4,100	98,728
FNB Corp.	22,600	198,202
International Bancshares Corp.	5,500	94,600
OmniAmerican Bancorp, Inc. (I)	8,300	102,422
PNC Financial Services Group, Inc.	15,600	840,060
Regions Financial Corp.	78,500	422,330
Susquehanna Bancshares, Inc.	23,900	192,395

		3,055,381
Consumer Finance - 0.17%
Capital One Financial Corp.	7,300	271,779
Cash America International, Inc.	2,700	97,740
Credit Acceptance Corp. (I)	1,600	99,312
EZCORP, Inc., Class A (I)	4,700	118,252
First Cash Financial Services, Inc. (I)	3,400	97,886
Nelnet, Inc., Class A	8,500	181,475
SLM Corp. (I)(L)	54,500	629,475
World Acceptance Corp. (I)	4,400	193,864

		1,689,783
Diversified Financial Services - 0.12%
Bank of America Corp.	76,125	833,569
Encore Capital Group, Inc. (I)	5,300	98,527
Marlin Business Services Corp. (I)	8,800	93,280
PHH Corp. (I)	9,200	195,316

		1,220,692
Insurance - 1.73%
ACE, Ltd.	7,400	433,048
Allied World Assurance
Company Holdings, Ltd.	7,200	422,928
American Equity Investment Life
Holding Company (L)	9,100	99,918
American Financial Group, Inc.	13,600	418,472
American International Group, Inc. (I)(L)	52,000	2,147,080
AON Corp.	5,000	200,600
Arch Capital Group, Ltd. (I)(L)	5,100	460,530
Aspen Insurance Holdings, Ltd.	11,100	320,790
Assurant, Inc.	11,100	391,497
Axis Capital Holdings, Ltd.	6,600	233,244
Brown & Brown, Inc.	15,600	356,772
Chubb Corp.	9,500	541,595
CNA Surety Corp. (I)	5,000	117,500
CNO Financial Group, Inc. (I)	56,800	332,280

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Employers Holdings, Inc.	5,900	$95,285
Endurance Specialty Holdings, Ltd.	6,000	264,660
Enstar Group, Ltd. (I)	1,300	107,900
Erie Indemnity Company	1,700	107,032
Everest Re Group, Ltd.	2,200	183,678
FBL Financial Group, Inc., Class A	3,600	96,192
Flagstone Reinsurance Holdings SA	9,200	105,340
Genworth Financial, Inc., Class A (I)(L)	24,200	282,172
Greenlight Capital Re, Ltd., Class A (I)	3,700	103,526
Hartford Financial Services Group, Inc.	23,600	525,336
Hilltop Holdings, Inc. (I)	9,700	95,448
Horace Mann Educators Corp.	5,400	88,182
Lincoln National Corp.	9,200	219,696
MBIA, Inc. (I)(L)	24,000	239,760
Mercury General Corp.	2,300	98,762
Montpelier Re Holdings, Ltd.	5,400	106,272
National Financial Partners Corp. (I)	7,400	87,024
Old Republic International Corp.	14,200	179,772
PartnerRe, Ltd.	4,500	348,750
Platinum Underwriters Holdings, Ltd.	2,200	95,106
Presidential Life Corp.	9,900	91,773
Protective Life Corp.	4,300	101,136
Prudential Financial, Inc.	21,000	1,064,280
RenaissanceRe Holdings, Ltd.	5,300	319,484
Safety Insurance Group, Inc.	2,200	102,982
StanCorp Financial Group, Inc.	2,500	104,000
Symetra Financial Corp.	23,500	284,350
The Allstate Corp.	16,600	483,226
The Progressive Corp.	17,500	355,950
The Travelers Companies, Inc.	44,700	2,413,353
Torchmark Corp.	6,700	385,049
Transatlantic Holdings, Inc.	4,600	232,760
Unitrin, Inc.	13,100	309,946
Unum Group	18,200	391,118
Validus Holdings, Ltd.	10,700	312,547
W.R. Berkley Corp.	13,700	365,653

		17,223,754
Real Estate Investment Trusts - 0.86%
Alexandria Real Estate Equities, Inc.	1,310	87,443
American Capital Agency Corp.	3,500	102,620
Annaly Capital Management, Inc. (L)	32,300	587,537
Apartment Investment & Management
Company, Class A	4,700	113,364
Ashford Hospitality Trust, Inc. (I)	10,300	96,820
AvalonBay Communities, Inc.	4,630	510,828
Boston Properties, Inc.	4,400	368,720
BRE Properties, Inc.	2,200	94,754
CBL & Associates Properties, Inc. (L)	13,300	219,450
Colonial Properties Trust	5,800	104,400
CommonWealth REIT	7,300	182,719
Digital Realty Trust, Inc.	3,100	162,812
Douglas Emmett, Inc.	5,300	88,510
Equity Residential	15,400	769,692
Essex Property Trust, Inc.	860	95,322
Extra Space Storage, Inc.	5,800	92,916
Federal Realty Investment Trust	1,200	92,868
General Growth Properties, Inc.	15,700	254,183
Getty Realty Corp. (L)	3,500	104,335
Glimcher Realty Trust	15,100	123,518
Hersha Hospitality Trust	18,000	110,340
Host Hotels & Resorts, Inc.	23,000	379,040
Kimco Realty Corp.	5,900	98,294
One Liberty Properties, Inc. (L)	6,000	91,860
Pennsylvania Real Estate Investment Trust	7,900	106,097

271

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pennymac Mortgage Investment Trust	9,500	$169,100
Post Properties, Inc.	3,300	112,431
Public Storage	6,440	622,104
Realty Income Corp.	2,800	95,340
Redwood Trust, Inc.	13,200	182,556
Simon Property Group, Inc.	11,800	1,162,300
SL Green Realty Corp.	3,900	255,060
Sunstone Hotel Investors, Inc. (I)	10,300	98,056
The Macerich Company (L)	2,600	120,484
UDR, Inc.	4,600	102,580
Vornado Realty Trust	6,000	489,480
Winthrop Realty Trust	7,500	89,775

		8,537,708
Real Estate Management & Development - 0.08%
Forest City Enterprises, Inc., Class A (I)(L)	18,300	280,905
Jones Lang LaSalle, Inc.	2,300	183,586
Tejon Ranch Company (I)	4,300	104,017
The Howard Hughes Corp. (I)	1,544	62,949
The St. Joe Company (I)(L)	8,600	151,360

		782,817
Thrifts & Mortgage Finance - 0.12%
Abington Bancorp, Inc.	8,800	105,600
Astoria Financial Corp.	14,600	175,784
Fox Chase Bancorp, Inc. (I)	10,000	105,100
New York Community Bancorp, Inc. (L)	30,200	507,360
Oritani Financial Corp.	9,300	104,439
TFS Financial Corp.	21,300	174,234

		1,172,517

		34,613,462
Health Care - 27.29%
Biotechnology - 2.19%
Amgen, Inc. (I)	227,500	11,986,975
Biogen Idec, Inc. (I)(L)	27,000	1,727,190
Cephalon, Inc. (I)	5,200	330,148
Enzon Pharmaceuticals, Inc. (I)	30,500	339,160
Genzyme Corp. (I)	5,400	384,588
Gilead Sciences, Inc. (I)(L)	180,200	6,577,300
Theravance, Inc. (I)(L)	13,100	327,238
United Therapeutics Corp. (I)	1,660	104,464

		21,777,063
Health Care Equipment & Supplies - 4.18%
Baxter International, Inc.	151,189	7,340,226
Becton, Dickinson & Company	52,700	4,106,911
C.R. Bard, Inc. (L)	18,700	1,586,695
CareFusion Corp. (I)	12,500	285,875
DENTSPLY International, Inc.	30,400	939,968
Edwards Lifesciences Corp. (I)	29,400	1,950,984
Gen-Probe, Inc. (I)	10,400	539,344
Hill-Rom Holdings, Inc.	8,000	316,640
IDEXX Laboratories, Inc. (I)(L)	15,100	969,571
Integra LifeSciences Holdings Corp. (I)	2,400	104,088
Intuitive Surgical, Inc. (I)(L)	970	252,481
Kinetic Concepts, Inc. (I)	12,500	496,375
Medtronic, Inc.	269,900	9,049,747
NxStage Medical, Inc. (I)	4,900	106,036
ResMed, Inc. (I)(L)	37,700	1,204,515
St. Jude Medical, Inc. (I)	67,300	2,603,837
STERIS Corp.	2,800	96,348
Stryker Corp. (L)	95,000	4,758,550
Syneron Medical, Ltd., ADR (I)	10,700	103,255
Teleflex, Inc.	3,300	164,802

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
The Cooper Companies, Inc.	2,000	$107,000
Varian Medical Systems, Inc. (I)(L)	24,400	1,606,252
Zimmer Holdings, Inc. (I)	57,500	2,832,450

		41,521,950
Health Care Providers & Services - 4.08%
Aetna, Inc.	47,600	1,409,912
Amedisys, Inc. (I)	4,000	113,520
AMERIGROUP Corp. (I)(L)	7,200	309,816
AmerisourceBergen Corp.	54,700	1,687,495
Cardinal Health, Inc.	60,500	2,152,590
Centene Corp. (I)	8,300	192,975
Chemed Corp.	1,700	103,598
CIGNA Corp.	6,000	220,860
Coventry Health Care, Inc. (I)	22,100	559,572
Express Scripts, Inc. (I)	74,310	3,870,808
Health Management Associates,
Inc., Class A (I)	12,500	111,375
Health Net, Inc. (I)	19,100	515,700
Healthspring, Inc. (I)	10,300	276,349
Henry Schein, Inc. (I)(L)	19,400	1,114,142
Humana, Inc. (I)	27,500	1,541,100
Laboratory Corp. of America Holdings (I)	25,000	2,050,750
LifePoint Hospitals, Inc. (I)	2,900	105,038
Lincare Holdings, Inc. (L)	39,614	1,020,061
Magellan Health Services, Inc. (I)	2,000	97,400
McKesson Corp.	22,600	1,444,140
MEDNAX, Inc. (I)	10,500	642,600
Molina Healthcare, Inc. (I)	7,300	185,347
Omnicare, Inc.	15,500	357,430
Owens & Minor, Inc.	11,200	316,400
Patterson Companies, Inc.	24,800	737,304
Quest Diagnostics, Inc.	35,500	1,750,860
Triple-S Management Corp., Class B (I)	37,090	712,499
UnitedHealth Group, Inc.	337,596	12,329,006
Universal American Financial Corp.	12,500	185,375
VCA Antech, Inc. (I)(L)	12,800	279,616
WellCare Health Plans, Inc. (I)	3,500	98,525
WellPoint, Inc. (I)	72,487	4,040,425

		40,532,588
Health Care Technology - 0.12%
Cerner Corp. (I)(L)	13,700	1,203,682
Life Sciences Tools & Services - 0.67%
Agilent Technologies, Inc. (I)	8,800	308,176
Covance, Inc. (I)	12,500	561,375
Illumina, Inc. (I)(L)	1,800	108,216
Mettler-Toledo International, Inc. (I)	8,020	1,164,344
PerkinElmer, Inc.	4,100	95,530
Pharmaceutical Product Development, Inc.	31,200	777,504
Techne Corp.	7,900	474,553
Thermo Fisher Scientific, Inc. (I)	34,123	1,735,496
Waters Corp. (I)	19,100	1,468,217

		6,693,411
Pharmaceuticals - 16.05%
Abbott Laboratories	348,900	16,227,339
Allergan, Inc.	73,600	4,877,472
Bristol-Myers Squibb Company	427,400	10,787,576
Eli Lilly & Company	401,200	13,504,392
Endo Pharmaceuticals Holdings, Inc. (I)	44,600	1,606,046
Forest Laboratories, Inc. (I)	103,900	3,313,371
Hospira, Inc. (I)	7,000	393,820
Johnson & Johnson	549,800	33,840,190
King Pharmaceuticals, Inc. (I)	9,500	134,425

272

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	898,783	$30,981,050
Mylan, Inc. (I)	26,600	520,429
Perrigo Company	7,800	469,872
Pfizer, Inc.	2,618,721	42,658,965
Salix Pharmaceuticals, Ltd. (I)	5,100	227,715
Viropharma, Inc. (I)	6,500	100,425

		159,643,087

		271,371,781
Industrials - 6.12%
Aerospace & Defense - 1.73%
Alliant Techsystems, Inc. (I)	1,300	96,083
Esterline Technologies Corp. (I)	1,600	94,208
GenCorp, Inc. (I)	18,900	92,799
General Dynamics Corp.	68,100	4,500,729
Goodrich Corp.	4,800	411,696
Herley Industries, Inc. (I)	5,700	92,682
Honeywell International, Inc.	10,100	502,071
ITT Corp.	6,100	280,600
L-3 Communications Holdings, Inc.	10,500	738,465
Lockheed Martin Corp.	11,220	763,409
Moog, Inc., Class A (I)	2,600	95,836
Northrop Grumman Corp.	22,900	1,412,472
Precision Castparts Corp.	10,910	1,506,344
Raytheon Company	12,000	555,000
Rockwell Collins, Inc.	23,400	1,311,804
Spirit Aerosystems Holdings, Inc., Class A (I)	4,700	91,509
The Boeing Company	35,900	2,289,343
TransDigm Group, Inc. (I)	1,500	102,750
Triumph Group, Inc. (L)	1,200	100,956
United Technologies Corp.	28,200	2,122,614

		17,161,370
Air Freight & Logistics - 0.30%
Atlas Air Worldwide Holdings, Inc. (I)	1,900	103,664
C.H. Robinson Worldwide, Inc.	34,200	2,520,882
Expeditors International of Washington, Inc.	6,600	349,140

		2,973,686
Airlines - 0.20%
Alaska Air Group, Inc. (I)	1,900	104,500
Delta Air Lines, Inc. (I)	27,300	373,464
Republic Airways Holdings, Inc. (I)	11,200	86,912
Southwest Airlines Company	26,600	354,312
United Continental Holdings, Inc. (I)	29,500	816,560
US Airways Group, Inc. (I)	20,800	232,128

		1,967,876
Building Products - 0.03%
A.O. Smith Corp.	4,950	195,080
Owens Corning, Inc. (I)	3,600	94,716

		289,796
Commercial Services & Supplies - 0.42%
Avery Dennison Corp.	5,200	195,208
Copart, Inc. (I)(L)	18,100	642,188
Corrections Corp. of America (I)	3,800	91,770
Covanta Holding Corp.	12,100	190,212
Deluxe Corp.	4,900	103,831
M&F Worldwide Corp. (I)	3,900	91,845
Pitney Bowes, Inc. (L)	30,600	671,364
R.R. Donnelley & Sons Company	15,000	236,400
Rollins, Inc.	20,500	553,910
Stericycle, Inc. (I)(L)	17,300	1,278,470

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc. (I)	1,700	$107,899

		4,163,097
Construction & Engineering - 0.03%
Granite Construction, Inc.	4,100	104,017
Primoris Services Corp.	14,200	125,528
Tutor Perini Corp.	4,600	87,630

		317,175
Electrical Equipment - 0.19%
Acuity Brands, Inc. (L)	2,100	113,106
Cooper Industries PLC	1,800	98,100
Emerson Electric Company	26,600	1,464,862
Polypore International, Inc. (I)(L)	3,100	98,518
Rockwell Automation, Inc. (L)	1,500	99,180

		1,873,766
Industrial Conglomerates - 1.72%
3M Company	146,500	12,303,070
General Electric Company	271,400	4,296,262
Textron, Inc. (L)	10,900	243,724
Tyco International, Ltd.	6,100	231,129

		17,074,185
Machinery - 1.01%
Actuant Corp., Class A	8,400	198,492
ArvinMeritor, Inc. (I)(L)	6,600	117,810
Caterpillar, Inc. (L)	9,500	803,700
Crane Company	2,500	93,700
Cummins, Inc.	6,800	660,416
Danaher Corp.	88,600	3,831,950
Deere & Company	5,300	395,910
Dover Corp.	8,100	443,961
Eaton Corp.	8,300	800,120
EnPro Industries, Inc. (I)	3,000	109,950
Gardner Denver, Inc.	1,700	111,265
Ingersoll-Rand PLC (L)	5,100	209,100
John Bean Technologies Corp.	5,800	107,010
Joy Global, Inc.	5,000	381,600
Middleby Corp. (I)(L)	1,500	120,705
Miller Industries, Inc.	7,000	98,140
NACCO Industries, Inc., Class A	1,070	99,093
Navistar International Corp. (I)	2,200	112,596
Oshkosh Corp. (I)	3,400	97,580
Parker Hannifin Corp.	5,600	449,288
RBC Bearings, Inc. (I)	5,700	210,273
Sauer-Danfoss, Inc. (I)	4,400	133,716
Snap-On, Inc.	2,000	105,860
The Manitowoc Company, Inc.	16,400	180,072
The Toro Company (L)	1,700	98,957
WABCO Holdings, Inc. (I)	2,200	109,340

		10,080,604
Professional Services - 0.22%
Dun & Bradstreet Corp.	8,900	670,526
Huron Consulting Group, Inc. (I)	4,700	106,737
IHS, Inc., Class A (I)	9,000	650,880
Kelly Services, Inc., Class A (I)	6,500	116,188
Manpower, Inc.	1,800	101,376
Towers Watson & Company, Class A	7,300	366,460
Verisk Analytics, Inc., Class A (I)	7,000	211,890

		2,224,057
Road & Rail - 0.13%
Arkansas Best Corp.	4,200	103,467
Kansas City Southern (I)	2,500	118,350
Norfolk Southern Corp.	8,500	511,445

273

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Ryder Systems, Inc.	2,200	$94,842
Union Pacific Corp.	5,500	495,605

		1,323,709
Trading Companies & Distributors - 0.14%
Applied Industrial Technologies, Inc.	6,300	188,244
Fastenal Company (L)	10,000	535,200
RSC Holdings, Inc. (I)(L)	12,500	97,375
TAL International Group, Inc.	8,100	229,473
Textainer Group Holdings, Ltd.	7,200	200,304
WESCO International, Inc. (I)(L)	2,400	114,528

		1,365,124

		60,814,445
Information Technology - 24.37%
Communications Equipment - 3.34%
Acme Packet, Inc. (I)	2,500	122,450
Black Box Corp.	2,900	103,907
Cisco Systems, Inc. (I)	768,100	14,716,796
F5 Networks, Inc. (I)	6,310	832,163
Harris Corp.	14,300	632,632
QUALCOMM, Inc.	344,698	16,111,185
Symmetricom, Inc. (I)	16,500	109,725
Tellabs, Inc.	14,100	88,971
Viasat, Inc. (I)(L)	11,800	488,048

		33,205,877
Computers & Peripherals - 2.22%
Apple, Inc. (I)	40,440	12,582,906
Dell, Inc. (I)	103,500	1,368,270
Hewlett-Packard Company	93,400	3,916,262
Isilon Systems, Inc. (I)	4,200	141,750
Lexmark International, Inc., Class A (I)	13,400	485,616
NCR Corp. (I)	26,700	384,213
NetApp, Inc. (I)	12,500	636,625
SanDisk Corp. (I)	6,500	289,900
Seagate Technology PLC (I)	27,700	371,457
Western Digital Corp. (I)	56,114	1,879,819

		22,056,818
Electronic Equipment, Instruments & Components - 0.28%
Anixter International, Inc.	3,500	195,545
Dolby Laboratories, Inc., Class A (I)(L)	21,800	1,379,722
FLIR Systems, Inc. (I)	15,000	402,075
Ingram Micro, Inc., Class A (I)	16,900	301,665
Insight Enterprises, Inc. (I)	12,400	156,364
SYNNEX Corp. (I)	3,300	94,578
Tech Data Corp. (I)	3,100	136,617
Trimble Navigation, Ltd. (I)	2,700	100,548

		2,767,114
Internet Software & Services - 5.13%
Akamai Technologies, Inc. (I)	10,700	558,433
AOL, Inc. (I)	3,800	91,884
Earthlink, Inc.	10,500	94,133
eBay, Inc. (I)	283,800	8,267,094
Google, Inc., Class A (I)	74,796	41,564,885
IAC/InterActiveCorp (I)	3,600	101,376
j2 Global Communications, Inc. (I)	3,700	99,086
United Online, Inc.	16,300	103,750
WebMD Health Corp. (I)	1,900	97,546

		50,978,187
IT Services - 3.43%
Accenture PLC, Class A	77,000	3,335,640
Acxiom Corp. (I)	5,900	100,359

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Amdocs, Ltd. (I)	38,300	$995,800
Automatic Data Processing, Inc.	58,300	2,598,431
Broadridge Financial Solutions, Inc.	13,200	271,788
CACI International, Inc., Class A (I)	2,100	105,693
Cognizant Technology Solutions
Corp., Class A (I)	49,100	3,190,518
Computer Sciences Corp.	8,000	357,040
Convergys Corp. (I)	8,900	114,721
CoreLogic, Inc.	10,500	191,205
CSG Systems International, Inc. (I)	5,100	95,982
Fidelity National Information Services, Inc.	3,500	94,150
Fiserv, Inc. (I)	5,400	298,620
Global Payments, Inc.	20,300	843,668
International Business Machines Corp.	106,651	15,086,850
Jack Henry & Associates, Inc.	18,600	508,524
MasterCard, Inc., Class A	10,643	2,522,710
NeuStar, Inc., Class A (I)	3,700	95,608
Paychex, Inc.	75,000	2,140,500
SAIC, Inc. (I)	23,100	353,892
Syntel, Inc.	2,100	100,254
Total Systems Services, Inc. (L)	38,600	582,474
Unisys Corp. (I)	7,500	169,575

		34,154,002
Office Electronics - 0.15%
Xerox Corp.	127,201	1,457,723
Semiconductors & Semiconductor Equipment - 0.04%
Atmel Corp. (I)	10,900	113,251
Cree, Inc. (I)	2,000	130,360
First Solar, Inc. (I)(L)	1,500	184,275

		427,886
Software - 9.78%
ACI Worldwide, Inc. (I)	4,000	101,560
Adobe Systems, Inc. (I)	50,900	1,411,457
Advent Software, Inc. (I)	1,800	92,844
ANSYS, Inc. (I)	9,700	470,450
BMC Software, Inc. (I)	25,100	1,114,440
Citrix Systems, Inc. (I)	16,700	1,109,214
FactSet Research Systems, Inc. (L)	11,400	1,010,838
Fair Isaac Corp.	7,900	184,465
Informatica Corp. (I)(L)	12,700	524,256
Intuit, Inc. (I)	80,200	3,600,178
MICROS Systems, Inc. (I)	18,400	804,448
Microsoft Corp.	1,883,899	47,493,094
MicroStrategy, Inc., Class A (I)	1,100	95,205
Oracle Corp.	1,231,600	33,302,464
Progress Software Corp. (I)	2,800	107,996
Quest Software, Inc. (I)	14,100	356,730
Rovi Corp. (I)	1,900	104,823
Salesforce.com, Inc. (I)	7,690	1,070,602
Symantec Corp. (I)	134,200	2,254,560
TIBCO Software, Inc. (I)	5,300	104,092
VMware, Class A (I)	23,800	1,940,176

		97,253,892

		242,301,499
Materials - 0.96%
Chemicals - 0.66%
Albemarle Corp.	2,000	108,180
Ashland, Inc.	6,000	305,280
Cabot Corp.	2,900	103,820
CF Industries Holdings, Inc.	3,210	387,672
Cytec Industries, Inc.	1,900	90,877
E.I. Du Pont de Nemours & Company	10,400	488,696

274

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	36,100	$1,725,941
Huntsman Corp.	7,000	108,290
Innophos Holdings, Inc.	2,900	98,774
Kronos Worldwide, Inc.	2,400	101,232
LSB Industries, Inc. (I)(L)	5,000	115,300
Lubrizol Corp.	2,900	303,224
PolyOne Corp. (I)	7,700	95,942
PPG Industries, Inc.	6,500	506,740
Sigma-Aldrich Corp.	15,700	992,554
The Dow Chemical Company	16,800	523,824
The Sherwin-Williams Company	4,500	333,765
Valhi, Inc.	9,300	219,015

		6,609,126
Metals & Mining - 0.10%
Carpenter Technology Corp.	2,800	102,116
Cliffs Natural Resources, Inc.	1,500	102,510
Compass Minerals International, Inc.	1,200	99,120
Kaiser Aluminum Corp.	2,300	107,870
Reliance Steel & Aluminum Company	4,500	200,025
Stillwater Mining Company (I)	5,500	104,060
Titanium Metals Corp. (I)(L)	9,700	167,519
Worthington Industries, Inc. (L)	6,200	99,324

		982,544
Paper & Forest Products - 0.20%
Domtar Corp.	3,700	280,904
Louisiana-Pacific Corp. (I)	12,300	100,860
Schweitzer-Mauduit International, Inc.	25,809	1,621,063

		2,002,827

		9,594,497
Telecommunication Services - 1.92%
Diversified Telecommunication Services - 1.77%
AT&T, Inc.	297,705	8,273,222
CenturyLink, Inc. (L)	13,700	588,963
Frontier Communications Corp.	34,600	314,860
Verizon Communications, Inc.	253,800	8,124,138
Windstream Corp.	24,100	314,264

		17,615,447
Wireless Telecommunication Services - 0.15%
Crown Castle International Corp. (I)(L)	15,200	631,408
MetroPCS Communications, Inc. (I)(L)	18,100	219,915
NII Holdings, Inc. (I)	2,300	89,148
Telephone & Data Systems, Inc.	12,700	453,136
United States Cellular Corp. (I)	2,100	96,138

		1,489,745

		19,105,192
Utilities - 0.29%
Electric Utilities - 0.06%
Hawaiian Electric Industries, Inc.	8,500	186,065
Pepco Holdings, Inc.	5,000	91,750
Southern Company	8,900	335,708

		613,523
Gas Utilities - 0.01%
UGI Corp.	3,300	97,911
Independent Power Producers & Energy Traders - 0.03%
NRG Energy, Inc. (I)	16,300	315,894
Multi-Utilities - 0.19%
Alliant Energy Corp.	2,600	94,406
Black Hills Corp.	3,000	91,050
CMS Energy Corp.	5,300	95,241

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Dominion Resources, Inc.	16,100	$668,632
DTE Energy Company	10,800	481,140
Integrys Energy Group, Inc. (L)	6,500	316,550
NiSource, Inc.	6,600	110,418

		1,857,437

		2,884,765

TOTAL COMMON STOCKS (Cost $860,259,990)		$969,588,744

INVESTMENT COMPANIES - 0.46%
SPDR S&P 500 ETF Trust (L)	38,286	4,536,125

TOTAL INVESTMENT COMPANIES (Cost $4,550,887)		$4,536,125

SHORT-TERM INVESTMENTS - 7.15%
Short-Term Securities* - 1.79%
State Street Institutional Treasury Money
Market Fund, 0.0030% (Y)	$13,849,554	13,849,554
U.S. Treasury Bills, 0.2234%, 03/10/11	4,000,000	3,998,128

		17,847,682
Securities Lending Collateral - 5.36%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	5,326,783	53,305,652

TOTAL SHORT-TERM INVESTMENTS (Cost $71,154,005)		$71,153,334

Total Investments (U.S. Multi Sector Fund)
(Cost $935,964,882) - 105.12%		$1,045,278,203
Other assets and liabilities, net - (5.12%)		(50,892,302)

TOTAL NET ASSETS - 100.00%		$994,385,901

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.60%
Consumer Discretionary - 10.77%
Auto Components - 1.31%
Lear Corp. (I)	25,650	$2,251,301
Automobiles - 2.56%
Harley-Davidson, Inc.	140,963	4,409,323
Hotels, Restaurants & Leisure - 2.31%
Darden Restaurants, Inc.	81,500	3,989,425
Household Durables - 4.59%
Mohawk Industries, Inc. (I)	54,233	2,849,402
Newell Rubbermaid, Inc.	302,611	5,074,786

		7,924,188

		18,574,237
Consumer Staples - 7.87%
Beverages - 1.96%
Coca-Cola Enterprises, Inc.	139,757	3,375,132
Food & Staples Retailing - 1.98%
Sysco Corp.	117,377	3,406,281
Food Products - 2.15%
ConAgra Foods, Inc.	172,823	3,712,238
Personal Products - 1.78%
Avon Products, Inc.	107,585	3,072,628

		13,566,279

275

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 7.45%
Oil, Gas & Consumable Fuels - 7.45%
El Paso Corp.	414,232	$5,587,990
Pioneer Natural Resources Company	40,161	3,217,298
The Williams Companies, Inc.	177,600	4,051,056

		12,856,344

		12,856,344
Financials - 19.54%
Capital Markets - 4.06%
LPL Investment Holdings, Inc. (I)	10,800	366,120
Northern Trust Corp.	63,242	3,181,073
The Charles Schwab Corp.	230,040	3,457,501

		7,004,694
Commercial Banks - 6.49%
BB&T Corp.	115,311	2,675,215
Comerica, Inc.	86,851	3,169,193
First Horizon National Corp. (I)	152,800	1,462,296
Wintrust Financial Corp.	85,441	2,447,885
Zions Bancorporation	74,292	1,444,979

		11,199,568
Insurance - 7.42%
ACE, Ltd.	61,202	3,581,541
Marsh & McLennan Companies, Inc.	170,336	4,272,027
Willis Group Holdings PLC	155,101	4,936,865

		12,790,433
Real Estate Investment Trusts - 1.57%
Weingarten Realty Investors	114,600	2,716,020

		33,710,715
Health Care - 10.53%
Health Care Equipment & Supplies - 1.80%
Beckman Coulter, Inc.	43,294	2,368,615
Teleflex, Inc.	14,770	737,614

		3,106,229
Health Care Providers & Services - 8.73%
Brookdale Senior Living, Inc. (I)	308,066	5,890,222
Healthsouth Corp. (I)	225,923	4,066,614
Henry Schein, Inc. (I)	88,678	5,092,778

		15,049,614

		18,155,843
Industrials - 13.53%
Aerospace & Defense - 3.06%
Goodrich Corp.	61,498	5,274,683
Building Products - 2.65%
Lennox International, Inc.	103,894	4,570,297
Commercial Services & Supplies - 3.25%
Avery Dennison Corp.	149,510	5,612,605
Electrical Equipment - 0.99%
Babcock & Wilcox Company (I)	70,348	1,708,753
Machinery - 3.58%
Snap-On, Inc.	116,687	6,176,243

		23,342,581
Information Technology - 8.30%
Computers & Peripherals - 2.23%
Diebold, Inc.	122,273	3,841,818
Electronic Equipment, Instruments & Components - 0.91%
Flextronics International, Ltd. (I)	215,837	1,564,818

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 1.97%
Fidelity National Information Services, Inc.	126,727	$3,408,956
Office Electronics - 3.19%
Zebra Technologies Corp., Class A (I)	151,155	5,508,088

		14,323,680
Materials - 8.46%
Chemicals - 6.44%
PPG Industries, Inc.	40,055	3,122,688
Valspar Corp.	107,759	3,560,357
W.R. Grace & Company (I)	132,276	4,427,278

		11,110,323
Containers & Packaging - 2.02%
Sonoco Products Company	106,040	3,473,870

		14,584,193
Utilities - 8.15%
Electric Utilities - 5.09%
Edison International	140,491	5,189,736
Great Plains Energy, Inc.	192,391	3,588,092

		8,777,828
Multi-Utilities - 3.06%
CenterPoint Energy, Inc.	105,932	1,655,717
Wisconsin Energy Corp.	60,190	3,624,642

		5,280,359

		14,058,187

TOTAL COMMON STOCKS (Cost $131,603,191)		$163,172,059

SHORT-TERM INVESTMENTS - 4.86%
Short-Term Securities* - 4.86%
State Street Institutional Liquid Reserves
Fund, 0.1994% (Y)	$8,388,299	8,388,299

TOTAL SHORT-TERM INVESTMENTS (Cost $8,388,299)		$8,388,299

Total Investments (Value Fund) (Cost $139,991,490) - 99.46%		$171,560,358
Other assets and liabilities, net - 0.54%		933,298

TOTAL NET ASSETS - 100.00%		$172,493,656

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.59%
Consumer Discretionary - 4.45%
Household Durables - 2.23%
Newell Rubbermaid, Inc.	329,500	$5,525,715
Stanley Black & Decker, Inc.	120,000	7,143,600

		12,669,315
Specialty Retail - 2.22%
TJX Companies, Inc.	276,200	12,597,482

		25,266,797
Consumer Staples - 5.88%
Food Products - 0.15%
Dole Food Company, Inc. (I)(L)	91,000	861,770
Personal Products - 1.49%
Avon Products, Inc.	296,100	8,456,616

276

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 4.24%
Lorillard, Inc.	302,500	$24,072,950

		33,391,336
Energy - 21.35%
Oil, Gas & Consumable Fuels - 21.35%
Alpha Natural Resources, Inc. (I)	422,200	20,924,232
Anadarko Petroleum Corp.	187,500	12,030,000
ConocoPhillips	250,400	15,066,568
CONSOL Energy, Inc.	378,300	15,873,468
Devon Energy Corp.	228,300	16,111,131
Murphy Oil Corp.	72,300	4,881,696
Noble Energy, Inc.	165,000	13,406,250
Petrohawk Energy Corp. (I)(L)	266,500	4,751,695
Petroleo Brasileiro SA, ADR	562,400	18,244,256

		121,289,296

		121,289,296
Financials - 13.90%
Capital Markets - 3.96%
Apollo Investment Corp.	379,000	4,002,240
Invesco, Ltd. (L)	457,500	9,946,050
The Goldman Sachs Group, Inc.	55,000	8,587,700

		22,535,990
Commercial Banks - 1.27%
PNC Financial Services Group, Inc.	134,200	7,226,670
Diversified Financial Services - 1.61%
JPMorgan Chase & Company	244,400	9,135,672
Insurance - 6.40%
ACE, Ltd.	299,300	17,515,036
AIA Group, Ltd. (I)	1,037,047	2,991,572
Loews Corp.	181,200	6,778,692
MetLife, Inc.	237,500	9,060,625

		36,345,925
Real Estate Investment Trusts - 0.66%
DiamondRock Hospitality Company (I)(L)	102,008	1,074,144
Weyerhaeuser Company (L)	160,615	2,680,664

		3,754,808

		78,999,065
Health Care - 5.84%
Biotechnology - 0.26%
Talecris Biotherapeutics Holdings Corp. (I)	67,624	1,467,441
Health Care Equipment & Supplies - 1.10%
Baxter International, Inc.	128,300	6,228,965
Health Care Providers & Services - 2.30%
AmerisourceBergen Corp.	424,000	13,080,400
Pharmaceuticals - 2.18%
Bristol-Myers Squibb Company (L)	388,000	9,793,120
Warner Chilcott PLC, Class A	138,000	2,623,380

		12,416,500

		33,193,306
Industrials - 16.87%
Aerospace & Defense - 3.23%
AerCap Holdings NV (I)	458,000	5,949,420
United Technologies Corp.	165,000	12,419,550

		18,368,970
Airlines - 1.50%
Copa Holdings SA, Class A	152,700	8,516,079

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.77%
Aecom Technology Corp. (I)(L)	170,800	$4,399,808
Electrical Equipment - 0.33%
Sensata Technologies Holding NV (I)	67,046	1,863,879
Industrial Conglomerates - 1.45%
Tyco International, Ltd.	218,060	8,262,293
Machinery - 4.53%
AGCO Corp. (I)(L)	218,500	9,863,090
Eaton Corp.	164,800	15,886,720

		25,749,810
Road & Rail - 5.06%
Union Pacific Corp.	318,700	28,718,057

		95,878,896
Information Technology - 7.48%
Communications Equipment - 3.22%
Harris Corp.	413,000	18,271,120
Electronic Equipment, Instruments & Components - 0.52%
Corning, Inc.	169,000	2,984,540
IT Services - 3.20%
International Business Machines Corp.	128,500	18,177,610
Office Electronics - 0.54%
Xerox Corp.	265,700	3,044,922

		42,478,192
Materials - 15.08%
Chemicals - 5.97%
Celanese Corp., Series A	426,400	15,776,800
Lanxess AG	162,000	11,430,691
Methanex Corp.	89,000	2,608,590
PPG Industries, Inc.	52,733	4,111,065

		33,927,146
Metals & Mining - 9.11%
Freeport-McMoRan Copper & Gold, Inc.	140,000	14,184,800
Grupo Mexico SAB de CV, Series B	2,365,000	8,033,934
Schnitzer Steel Industries, Inc.	110,000	6,279,900
Southern Copper Corp. (L)	398,500	16,709,105
Vale SA, SADR (L)	206,200	6,532,416

		51,740,155

		85,667,301
Telecommunication Services - 4.74%
Diversified Telecommunication Services - 0.58%
Windstream Corp. (L)	254,000	3,312,160
Wireless Telecommunication Services - 4.16%
America Movil SAB de CV,
Series L, ADR (L)	418,000	23,600,280

		26,912,440

TOTAL COMMON STOCKS (Cost $364,456,474)		$543,076,629

PREFERRED SECURITIES - 1.63%
Consumer Discretionary - 0.11%
Automobiles - 0.06%
General Motors Company, Series B (I)(L)	6,411	325,038
Household Durables - 0.05%
Stanley Black & Decker, Inc., 4.750% (I)	2,810	286,255

		611,293

277

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Energy - 0.23%
Oil, Gas & Consumable Fuels - 0.23%
Apache Corp., Series D 6.000% (L)	21,117	$1,280,746
Financials - 1.29%
Diversified Financial Services - 0.83%
2009 Dole Food Automatic Common
Exchange Security Trust 7.000%	174,223	1,714,354
Citigroup, Inc. 7.500%	24,047	3,005,875

		4,720,229
Insurance - 0.46%
Hartford Financial Services Group, Inc.,
Series F 7.250% (L)	113,500	2,625,255

		7,345,484

TOTAL PREFERRED SECURITIES (Cost $8,830,185)		$9,237,523

CONVERTIBLE BONDS - 1.48%
Consumer Discretionary - 1.48%
Ford Motor Company
4.250%, 11/15/2016	4,367,000	8,384,640

TOTAL CONVERTIBLE BONDS (Cost $4,822,928)		$8,384,640

WARRANTS - 0.24%
Hartford Financial Services Group, Inc.
(Expiration Date: 06/26/2019, Strike
Price: $9.79) (I)	95,000	1,361,350

TOTAL WARRANTS (Cost $1,301,500)		$1,361,350

SHORT-TERM INVESTMENTS - 10.48%
Repurchase Agreement - 0.84%
Repurchase Agreement with State Street Corp.
dated 11/30/2010 at 0.010% to be
repurchased at $4,804,001 on 12/01/2010,
collateralized by $4,430,000 Federal
National Mortgage Association, 4.125% due
04/15/2014 (valued at $4,903,567,
including interest)	$4,804,000	4,804,000

SECURITIES LENDING COLLATERAL - 9.64%
John Hancock Collateral Investment
Trust, 0.2624% (W)(Y)	5,472,346	54,762,310

TOTAL SHORT-TERM INVESTMENTS (Cost $59,563,971)		$59,566,310

Total Investments (Value & Restructuring Fund)
(Cost $438,975,058) - 109.42%		$621,626,452
Other assets and liabilities, net - (9.42%)		(53,501,561)

TOTAL NET ASSETS - 100.00%		$568,124,891

Footnotes

Percentages are stated as a percent of net assets. All par values are denominated in U.S. Dollars unless otherwise indicated.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BHD	- Bahraini Dinar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CLP	- Chilean Peso
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Kroner
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
CMT	- Constant Maturity Treasury
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard& Poor’s Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(B)	Security is linked to Republic of Argentina Gross Domestic
Product (GDP).
(C)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and/or futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of November 30, 2010.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. See
Notes to Portfolio of Investments for additional information.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.

278

John Hancock Funds II

Portfolio of Investments — November 30, 2010 (Unaudited) (showing percentage of total net assets)

(Y)	The rate shown is the annualized seven-day yield as of
November 30, 2010.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

279

Notes to Portfolio of Investments (Unaudited)

Security Valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio, Small Company Growth Fund and Value Fund are categorized as Level 1 under the hierarchy described above, and all investments for Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above. For All Cap Value Fund, Alternative Asset Allocation Fund, Index 500 Fund, Large Cap Fund, Large Cap Value Fund, Mid Cap Growth Index Fund, Mid Cap Index Fund, Mid Cap Value Index Fund, Optimized Value Fund, Real Estate Securities Fund, Small Cap Growth Fund and Small Cap Value Fund, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements and short term discount notes which are categorized as Level 2.

The following is a summary of the values by input classification of the Funds’ investments as of November 30, 2010, by major security category or type:

				Level 3
				Significant
	Total Market Value at		Level 2 Significant	Unobservable
Fund	11/30/2010	Level 1 Quoted Price	Observable Inputs	Inputs

Active Bond Fund
U.S. Government & Agency Obligations	$316,243,092	-	$316,243,092	-
Foreign Government Obligations	3,136,961	-	3,136,961	-
Corporate Bonds	498,935,164	-	498,713,914	$221,250
Convertible Bonds	1,309,163	-	1,309,163	-
Municipal Bonds	2,336,163	-	2,336,163	-
Capital Preferred Securities	20,153,638		20,153,638
Collateralized Mortgage Obligations	174,901,770	-	173,694,420	1,207,350
Asset Backed Securities	26,367,823	-	24,595,086	1,772,737
Common Stocks	18,747	-	-	18,747
Preferred Securities	2,358,384	$1,799,934	199,180	359,270
Short-Term Investments	53,708,738	46,108,738	7,600,000	-
Total Investments in Securities	$1,099,469,643	$47,908,672	$1,047,981,617	$3,579,354
Other Financial Instruments
Futures	$8,566	$8,566	-	-
Forward Foreign Currency Contracts	58,779	-	$58,779	-

Alpha Opportunities Fund
Common Stocks
Consumer Discretionary	$218,103,085	$200,394,698	$17,708,387	-
Consumer Staples	63,064,192	58,183,979	4,880,213	-
Energy	116,416,550	102,298,133	14,118,417	-
Financials	166,307,395	153,358,388	12,949,007	-
Health Care	109,728,272	102,872,735	6,855,537	-
Industrials	193,309,322	172,999,504	20,309,818	-
Information Technology	266,529,461	263,913,626	2,615,835	-
Materials	118,872,558	100,321,658	16,854,798	$1,696,102
Telecommunication Services	5,574,988	5,574,988	-	-
Utilities	6,824,993	6,824,993	-	-
Investment Companies	8,857,650	8,857,650	-	-
Short-Term Investments	211,587,694	178,987,694	32,600,000	-
Total Investments in Securities	$1,485,176,160	$1,354,588,046	$128,892,012	$1,696,102

Blue Chip Growth Fund
Common Stocks
Consumer Discretionary	$526,060,669	$526,060,669	-	-
Consumer Staples	27,114,623	26,062,978	$1,051,645	-
Energy	165,895,283	165,895,283	-	-
Financials	231,865,356	230,090,708	1,774,648	-
Health Care	151,931,975	151,931,975	-	-
Industrials	304,031,507	304,031,507	-	-
Information Technology	653,622,129	629,318,271	24,303,858	-
Materials	73,363,213	73,363,213	-	-
Telecommunication Services	34,648,642	34,648,642	-	-
Short-Term Investments	227,106,800	227,106,800	-	-
Total Investments in Securities	$2,395,640,197	$2,368,510,046	$27,130,151	-

Capital Appreciation Fund
Common Stocks
Consumer Discretionary	$409,020,124	$409,020,124	-	-
Consumer Staples	134,447,390	116,265,050	$18,182,340	-
Energy	110,856,438	110,856,438	-	-
Financials	46,617,903	46,617,903	-	-
Health Care	244,467,065	244,467,065	-	-
Industrials	152,920,100	152,920,100	-	-
Information Technology	628,507,657	605,032,312	23,475,345	-
Telecommunication Services	16,822,414	16,822,414	-	-
Short-Term Investments	154,346,728	154,346,728	-	-
Total Investments in Securities	$1,898,005,819	$1,856,348,134	$41,657,685	-

Core Bond Fund
U.S. Government & Agency Obligations	$355,951,186	-	$354,887,397	$1,063,789
Foreign Government Obligations	11,907,241	-	11,907,241	-
Corporate Bonds	137,734,031	-	137,734,031	-
Capital Preferred Securities	1,081,676		1,081,676
Municipal Bonds	4,620,350	-	4,620,350	-
Collateralized Mortgage Obligations	142,191,539	-	138,826,056	3,365,483
Asset Backed Securities	56,036,220	-	54,267,345	1,768,875
Short-Term Investments	30,440,917	$30,440,917	-	-
Total Investments in Securities	$739,963,160	$30,440,917	$703,324,096	$6,198,147
TBA Sale Commitments	($34,358,145)	-	($34,358,145)	-

Emerging Markets Debt Fund
Foreign Government Obligations
Argentina	$327,750	-	$327,750	-
Bahrain	256,024	-	256,024	-
Brazil	408,750	-	408,750	-
Chile	152,250	-	152,250	-
Colombia	303,125	-	303,125	-
Indonesia	796,875	-	796,875	-
Mexico	324,000	-	324,000	-
Panama	292,500	-	292,500	-
Peru	305,000	-	305,000	-
Philippines	550,736	-	550,736	-
South Africa	285,000	-	285,000	-
Turkey	578,751	-	578,751	-
Uruguay	320,000	-	320,000	-
Corporate Bonds
Argentina	527,504	-	527,504	-
Bermuda	105,000	-	105,000	-
Brazil	765,625	-	765,625	-
Canada	212,750	-	212,750	-
Cayman Islands	3,424,041	-	3,265,603	$158,438
Chile	150,227	-	150,227	-
France	204,000	-	204,000	-
Luxembourg	262,500	-	262,500	-
Mexico	925,750	-	925,750	-
Netherlands	584,213	-	584,213	-
Peru	367,500	-	367,500	-
Russia	253,125	-	253,125	-
Singapore	689,000	-	689,000	-
United Arab Emirates	93,500	-	93,500	-
United States	1,740,525	-	1,740,525	-
Virgin Islands	100,620	-	100,620	-
Preferred Securities
United States	78,296	78,296	-	-
Short-Term Investments	200,000	-	200,000	-
Total Investments in Securities	$15,584,937	78,296	$15,348,203	$158,438

Emerging Markets Value Fund
Common Stocks
Bermuda	$1,416,715	-	$1,416,715	-
Brazil	218,505,317	$218,505,317	-	-
Chile	43,495,843	43,495,843	-	-
China	168,042,781	27,218,074	140,769,774	$54,933
Czech Republic	5,159,453	-	5,159,453	-
Hong Kong	100,529,000	9,355,073	91,173,927	-
Hungary	3,222,006	-	3,222,006	-
India	202,370,959	47,976,130	154,300,927	93,902
Indonesia	53,824,177	-	53,627,697	196,480
Israel	200,922	-	5	200,917
Luxembourg	72,510	-	72,510	-
Malaysia	65,737,626	-	65,614,366	123,260
Mexico	111,097,558	111,097,558	-	-
Philippines	10,642,585	-	10,642,585	-
Poland	27,642,822	-	27,642,822	-
Russia	101,032,929	48,793,124	52,239,805	-
South Africa	176,622,570	47,067,628	129,554,942	-
South Korea	250,029,105	61,687,701	188,341,404	-
Taiwan	262,609,999	16,007,893	246,602,106	-
Thailand	44,580,847	-	44,580,847	-
Turkey	45,119,057	-	45,119,057	-
Preferred Securities
Brazil	40,400,581	40,400,581	-	-
Malaysia	161,993	-	161,993	-
Rights	1,859,139	1,854,542	2,201	2,396
Warrants	68,410	59,822	8,588	-
Short-Term Investments	179,016,526	179,016,526	-	-
Total Investments in Securities	$2,113,461,430	$852,535,812	$1,260,253,730	$671,888

Equity-Income Fund
Common Stocks
Consumer Discretionary	$195,315,127	$191,388,031	$3,927,096	-
Consumer Staples	51,823,873	51,823,873	-	-
Energy	174,148,763	174,148,763	-	-
Financials	229,902,666	229,902,666	-	-
Health Care	70,281,225	70,281,225	-	-
Industrials	163,377,591	163,377,591	-	-
Information Technology	73,846,268	73,846,268	-	-
Materials	80,374,977	80,374,977	-	-
Telecommunication Services	53,976,797	48,814,568	5,162,229	-
Utilities	106,141,315	106,141,315	-	-
Preferred Securities				-
Consumer Discretionary	7,437,690	7,437,690	-	-
Short-Term Investments	224,067,130	224,067,130	-	-
Total Investments in Securities	$1,430,693,422	$1,421,604,097	$9,089,325	-

Fundamental Value Fund
Common Stocks
Consumer Discretionary	$78,646,306	$76,209,220	$2,437,086	-
Consumer Staples	247,291,359	226,946,357	20,345,002	-
Energy	232,505,170	220,684,761	11,820,409	-
Financials	409,962,092	362,874,256	47,087,836	-
Health Care	191,645,922	179,623,281	12,022,641	-
Industrials	80,811,207	42,690,666	38,120,541	-
Information Technology	83,801,365	83,801,365	-	-
Materials	104,262,385	85,104,302	19,158,083	-
Telecommunication Services	5,293,859	5,293,859	-	-
Corporate Bonds
Consumer Discretionary	9,173,206	-	9,173,206	-
Convertible Bonds
Materials	2,626,970	-	2,626,970	-
Short-Term Investments	88,980,599	36,920,989	52,059,610	-
Total Investments in Securities	$1,535,000,440	$1,320,149,056	$214,851,384	-

Global Agribusiness Fund
Common Stocks
Argentina	$15,048	$15,048	-	-
Australia	3,997	-	$3,997	-
Brazil	49,976	49,976	-	-
Canada	558,343	558,343	-	-
Chile	35,504	35,504	-	-
China	3,419	-	3,419	-
Germany	20,049	-	20,049	-
Indonesia	91,114	-	91,114	-
Ireland	30,952	-	30,952	-
Japan	16,620	-	16,620	-
Malaysia	66,909	-	66,909	-
Netherlands	80,312	66,272	14,040	-
Norway	166,880	166,880	-	-
Singapore	399,995	-	399,995	-
Switzerland	206,127	206,127	-	-
United Kingdom	14,274	-	14,274	-
United States	1,033,475	1,033,475	-	-
Warrants	1,159	1,159	-	-
Total Investments in Securities	$2,794,153	$2,132,784	$661,369	-

Global Bond Fund
Foreign Government Obligations	$318,311,610	-	$318,311,610	-
Corporate Bonds	302,673,250	-	302,673,250	-
U.S. Government & Agency Obligations	85,811,921	-	85,811,921	-
Municipal Bonds	19,730,862	-	19,730,862	-
Term Loans	884,422	-	884,422	-
Capital Preferred Securities	2,329,613	-	2,329,613	-
Collateralized Mortgage Obligations	130,713,154	-	125,466,409	$5,246,745
Asset Backed Securities	19,816,081	-	8,265,844	11,550,237
Preferred Securities	111,600	$111,600	-	-
Options Purchased	16,627	-	16,627	-
Short-Term Investments	6,199,992	-	6,199,992	-
Total Investments in Securities	$886,599,132	$111,600	$869,690,550	$16,796,982
Other Financial Instruments:
Futures	$1,049,635	$1,049,635	-	-
Forward Foreign Currency Contracts	2,547,501	-	$2,547,501	-
Written Options	(2,401,281)	-	(2,401,281)	-
Interest Rate Swaps	54,771	-	54,771	-
Credit Default Swaps	753,311	-	753,311	-

Global Infrastructure Fund
Common Stocks
Australia	$29,860	-	$29,860	-
Belgium	22,879	-	22,879	-
Bermuda	52,928	$52,928	-	-
Brazil	100,769	100,769	-	-
Canada	431,727	431,727	-	-
China	30,285	-	30,285	-
France	77,692	21,157	56,535	-
Germany	153,288	76,534	76,754	-
Hong Kong	91,187	-	91,187	-
Italy	198,304	-	198,304	-
Japan	21,027	-	21,027	-
Netherlands	116,902	-	116,902	-
Portugal	19,426	19,426	-	-
Singapore	53,661	-	53,661	-
South Korea	10,805	-	10,805	-
Spain	67,388	-	67,388	-
Thailand	85,020	-	85,020	-
United Kingdom	158,822	49,322	109,500	-
United States	645,041	645,041	-	-
Total Investments in Securities	$2,367,011	$1,396,904	$970,107	-

Global Real Estate Fund
Common Stocks
Australia	$39,561,153	-	$39,561,153	-
Austria	-	-	-	-
Brazil	1,410,125	$1,410,125	-	-
Canada	22,790,797	22,790,797	-	-
China	3,737,703	-	3,737,703	-
Finland	838,047	-	838,047	-
France	15,814,875	-	15,814,875	-
Germany	869,290	-	869,290	-
Guernsey, C.I.	326,644	-	326,644	-
Hong Kong	82,202,025	-	82,202,025	-
Indonesia	1,077,811	-	1,077,811	-
Italy	1,586,885	-	1,586,885	-
Japan	47,816,154	-	47,816,154	-
Jersey, C.I.	3,126,590	-	3,126,590	-
Luxembourg	1,676,121	-	1,676,121	-
Malta	6	-	6	-
Netherlands	8,512,795	-	8,512,795	-
Norway	1,180,319	-	1,180,319	-
Philippines	3,136,253	-	3,136,253	-
Singapore	19,154,287	-	19,154,287	-
South Africa	1,221,650	-	1,221,650	-
Sweden	1,214,240	-	1,214,240	-
United Kingdom	25,445,216	-	25,445,216	-
United States	185,614,709	185,614,709	-	-
Rights	-	-	-	-
Short-Term Investments	40,670,698	36,947,698	3,723,000	-
Total Investments in Securities	$508,984,393	$246,763,329	$262,221,064	-

Global Timber Fund
Common Stocks
Australia	$27,635	-	$27,635	-
Brazil	162,276	$162,276	-	-
Canada	298,887	298,887	-	-
China	38,650	-	38,650	-
Finland	260,095	-	260,095	-
Hong Kong	245,925	223,364	22,561	-
Japan	205,075	-	205,075	-
South Africa	41,244	41,244	-	-
South Korea	97,596	-	97,596	-
Sweden	72,181	-	72,181	-
United States	1,095,312	1,095,312	-	-
Preferred Securities
Brazil	159,125	159,125	-	-
Total Investments in Securities	$2,704,001	$1,980,208	$723,793	-

Heritage Fund
Common Stocks
Consumer Discretionary	$54,174,160	$53,335,856	$838,304	-
Consumer Staples	8,139,699	8,139,699	-	-
Energy	18,111,519	18,111,519	-	-
Financials	9,257,688	9,257,688	-	-
Health Care	28,743,613	28,743,613	-	-
Industrials	35,842,524	35,842,524	-	-
Information Technology	51,808,967	50,501,704	1,307,263	-
Materials	8,043,645	8,043,645	-	-
Telecommunication Services	7,309,562	7,309,562	-	-
Utilities	1,476,288	1,476,288	-	-
Short-Term Investments	43,229,347	43,229,347	-	-
Total Investments in Securities	$266,137,012	$263,991,445	$2,145,567	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$2,945	-	$2,945	-

High Income Fund
Corporate Bonds	$216,428,551	-	$211,564,284	$4,864,267
Convertible Bonds	124,843,732	-	124,843,732	-
Term Loans	53,369,134	-	53,369,134	-
Collateralized Mortgage Obligations	805,977	-	519,326	286,651
Asset Backed Securities	2,396,354	-	2,396,354	-
Common Stocks	101,759,011	$94,719,999	2,222,499	4,816,513
Preferred Securities	56,388,536	18,601,042	20,731,729	17,055,765
Warrants	1,943,532	1,943,532	-	-
Short-Term Investments	8,529,269	-	8,529,269	-
Total Investments in Securities	$566,464,096	$115,264,573	$424,176,327	$27,023,196
Other Financial Instruments:
Forward Foreign Currency Contracts	($2,551)	-	($2,551)	-

High Yield Fund
Foreign Government Obligations	$28,085,746	-	$24,986,110	$3,099,636
Corporate Bonds	673,982,557	-	673,846,237	136,320
Capital Preferred Securities	6,339,113	-	6,339,113	-
Convertible Bonds	5,474,513	-	5,474,513	-
Term Loans	37,774,103	-	37,767,034	7,069
Common Stocks	16,541,361	$16,276,976	264,385	-
Preferred Securities	19,830,500	10,766,670	9,063,830	-
Warrants	327,908	25,731	96,216	205,961
Short-Term Investments	9,151,200	2,428,329	6,722,871	-
Total Investments in Securities	$797,507,001	$29,497,706	$764,560,309	$3,448,986
Other Financial Instruments:
Futures	$62,814	$62,814	-	-
Forward Foreign Currency Contracts	$874,294	-	$874,294	-

International Equity Index Fund
Common Stocks
Australia	$21,950,137	-	$21,950,137	-
Austria	1,034,344	-	1,034,344	-
Belgium	2,554,086	-	2,554,086	-
Bermuda	214,130	-	214,130	-
Brazil	7,022,380	$7,022,380	-	-
Canada	30,607,200	30,607,200	-	-
Cayman Islands	279,282	-	279,282	-
Chile	1,642,145	1,642,145	-	-
China	11,624,577	-	11,624,577	-
Colombia	733,736	733,736	-	-
Czech Republic	339,218	-	339,218	-
Denmark	2,731,850	-	2,731,850	-
Egypt	434,364	-	434,364	-
Finland	2,870,960	-	2,870,960	-
France	23,539,044	-	23,539,044	-
Germany	20,675,726	-	20,675,726	-
Greece	758,238	-	758,238	-
Hong Kong	13,227,626	121,323	13,106,303	-
Hungary	368,023	-	368,023	-
India	7,881,775	7,490,992	390,783	-
Indonesia	2,161,886	68,705	2,093,181	-
Ireland	1,215,597	45,673	1,169,924	-
Israel	2,093,872	1,700	2,092,172	-
Italy	6,541,551	-	6,541,551	-
Japan	57,486,987	-	57,486,987	-
Luxembourg	1,298,443	-	1,298,443	-
Malaysia	2,708,286	-	2,708,286	-
Malta	-	-	-	-
Mauritius	82,510	-	82,510	-
Mexico	4,541,807	4,541,807	-	-
Netherlands	6,857,717	-	6,857,717	-
New Zealand	266,983	-	266,983	-
Norway	1,977,999	-	1,977,999	-
Peru	562,332	562,332	-	-
Philippines	452,693	-	452,693	-
Poland	1,432,609	-	1,432,609	-
Portugal	674,339	-	674,339	-
Russia	6,156,669	5,165,189	991,480	-
Singapore	4,726,249	-	4,726,249	-
South Africa	6,455,683	-	6,455,683	-
South Korea	12,442,044	182,085	12,259,959	-
Spain	8,495,531	-	8,495,531	-
Sweden	7,972,927	-	7,972,927	-
Switzerland	21,499,002	-	21,499,002	-
Taiwan	7,852,934	-	7,852,934	-
Thailand	1,537,812	-	1,537,812	-
Turkey	1,629,595	-	1,629,595	-
Ukraine	24,123	-	24,123	-
United Kingdom	56,706,093	49,274	56,656,819	-
United States	229,483	229,483	-	-
Preferred Securities
Brazil	8,106,271	8,106,271	-	-
Germany	1,518,307	-	1,518,307	-
South Korea	349,833	-	349,833	-
Rights	76,504	55,727	20,777	-
Warrants	2,781	2,781	-	-
Short-Term Investments	22,618,985	9,554,864	13,064,121	-
Total Investments in Securities	$409,245,278	$76,183,667	$333,061,611	-
Other Financial Instruments:
Futures	$226,145	$226,145	-	-
Forward Foreign Currency Contracts	($132,767)	-	($132,767)	-

International Growth Stock Fund
Common Stocks
Australia	$11,077,080	-	$11,077,080	-
Belgium	2,637,384	-	2,637,384	-
Brazil	3,847,460	$3,847,460	-	-
Canada	8,048,392	8,048,392	-	-
China	2,535,173	-	2,535,173	-
Denmark	2,658,245	-	2,658,245	-
France	7,787,634	-	7,787,634	-
Germany	10,914,348	-	10,914,348	-
Hong Kong	2,970,362	-	2,970,362	-
India	3,019,904	2,225,088	794,816	-
Ireland	3,034,715	-	3,034,715	-
Israel	3,316,301	3,316,301	-	-
Japan	15,554,152	-	15,554,152	-
Mexico	5,885,998	5,885,998	-	-
Netherlands	6,786,131	826,734	5,959,397	-
Philippines	1,724,021	-	1,724,021	-
Russia	1,604,795	-	1,604,795	-
Singapore	4,542,196	-	4,542,196	-
South Korea	3,784,594	-	3,784,594	-
Sweden	1,575,659	-	1,575,659	-
Switzerland	11,337,048	-	11,337,048	-
Taiwan	3,340,634	-	3,340,634	-
Turkey	1,450,359	-	1,450,359	-
United Kingdom	30,212,786	-	30,212,786	-
Rights	48,279	-	48,279	-
Short-Term Investments	11,677,230	11,677,230	-	-
Total Investments in Securities	$161,370,880	$35,827,203	$125,543,677	-

International Opportunities Fund
Common Stocks
Argentina	$7,631,982	$7,631,982	-	-
Belgium	11,046,878	-	$11,046,878	-
Bermuda	9,546,836	-	9,546,836	-
Brazil	57,618,380	57,618,380	-	-
Canada	23,615,713	23,615,713	-	-
China	27,189,141	7,407,585	19,781,556	-
Denmark	27,460,222	-	27,460,222	-
France	54,802,030	-	54,802,030	-
Germany	79,794,552	-	79,794,552	-
Hong Kong	41,965,252	-	41,965,252	-
India	21,170,773	21,170,773	-	-
Indonesia	3,775,099	-	3,775,099	-
Israel	17,773,107	17,773,107	-	-
Japan	87,308,087	-	87,308,087	-
Luxembourg	9,896,478	9,896,478	-	-
Malaysia	3,854,166	-	3,854,166	-
Netherlands	10,356,724	10,356,724	-	-
Singapore	8,616,035	-	8,616,035	-
South Africa	21,164,949	-	21,164,949	-
Spain	20,600,024	-	20,600,024	-
Sweden	6,700,681	-	6,700,681	-
Switzerland	43,381,571	-	43,381,571	-
Taiwan	8,003,540	-	8,003,540	-
United Kingdom	92,039,541	-	92,039,541	-
Virgin Islands	1,997,028	-	1,997,028	-
Short-Term Investments	14,871,639	14,871,639	-	-
Total Investments in Securities	$712,180,428	$170,342,381	$541,838,047	-

International Small Cap Fund
Common Stocks
Australia	$25,224,388	-	$25,224,388	-
Austria	5,733,742	-	5,733,742	-
Bahamas	5,589,373	$5,589,373	-	-
Belgium	4,581,615	-	4,581,615	-
Canada	32,894,593	32,894,593	-	-
China	12,952,852	-	12,952,852	-
Finland	8,922,747	-	8,922,747	-
Germany	3,621,188	-	3,621,188	-
Greece	4,921,048	-	4,921,048	-
Hong Kong	32,760,328	-	32,760,328	-
Japan	20,105,867	-	20,105,867	-
Liechtenstein	3,888,291	-	3,888,291	-
Netherlands	27,240,904	-	27,240,904	-
Norway	3,974,365	-	3,974,365	-
Singapore	407,463	-	407,463	-
South Korea	17,688,890	-	17,688,890	-
Spain	5,107,275	-	5,107,275	-
Sweden	3,368,162	-	3,368,162	-
Switzerland	10,520,636	-	10,520,636	-
Taiwan	18,897,104	-	18,897,104	-
Thailand	12,469,344	-	12,469,344	-
United Kingdom	31,041,487	-	31,041,487	-
United States	6,152,045	6,152,045	-	-
Rights	274,988	274,988	-	-
Short-Term Investments	35,275,904	14,432,904	20,843,000	-
Total Investments in Securities	$333,614,599	$59,343,903	$274,270,696	-

International Small Company Fund
Common Stocks
Australia	$15,503,625	$249,045	$15,252,340	$2,240
Austria	1,508,476	-	1,508,476	-
Belgium	1,919,330	-	1,919,330	-
Bermuda	903,011	105,405	797,606	-
Canada	23,959,910	23,949,770	10,140	-
Cayman Islands	30,931	-	30,931	-
China	235,532	-	235,532	-
Cyprus	252,090	-	252,090	-
Denmark	1,866,017	-	1,866,017	-
Finland	4,115,635	-	4,115,635	-
France	6,766,563	-	6,766,563	-
Germany	9,040,288	103,018	8,937,270	-
Gibraltar	81,307	-	81,307	-
Greece	1,631,464	-	1,631,464	-
Hong Kong	5,938,839	25,618	5,763,787	149,434
Ireland	1,680,152	-	1,679,084	1,068
Israel	2,095,795	216,155	1,879,640	-
Italy	5,359,032	2,310	5,351,722	5,000
Japan	40,849,726	-	40,849,726	-
Liechtenstein	60,433	-	60,433	-
Luxembourg	85,870	-	85,870	-
Malaysia	29,856	-	29,856	-
Monaco	55,536	-	55,536	-
Netherlands	3,800,728	46,996	3,753,732	-
New Zealand	1,301,487	-	1,301,487	-
Norway	1,752,021	-	1,752,021	-
Peru	218,441	-	218,441	-
Portugal	617,443	-	617,443	-
Singapore	2,882,775	-	2,882,775	-
South Africa	156,463	156,463	-	-
Spain	3,635,299	-	3,584,891	50,408
Sweden	5,051,871	-	5,051,871	-
Switzerland	10,439,268	-	10,439,268	-
United Arab Emirates	12,945	-	12,945	-
United Kingdom	30,662,915	11,234	30,634,983	16,698
United States	489,291	391,399	97,892	-
Warrants	36,850	35,281	1,569	-
Rights	20,837	14,021	6,306	510
Short-Term Investments	7,802,864	7,802,864	-	-
Total Investments in Securities	$192,850,916	$33,109,579	$159,515,979	$225,358

International Value Fund
Common Stocks
Australia	$25,875,443	-	$25,875,443	-
Austria	12,139,951	-	12,139,951	-
Bermuda	7,421,400	$7,421,400	-	-
Canada	22,809,833	22,809,833	-	-
China	9,987,493	-	9,987,493	-
France	122,417,494	-	122,417,494	-
Germany	101,866,059	-	101,866,059	-
Hong Kong	18,238,869	-	18,238,869	-
Ireland	11,993,886	4,049,703	7,944,183	-
Italy	20,839,065	-	20,839,065	-
Japan	82,398,160	-	82,398,160	-
Netherlands	65,288,043	-	65,288,043	-
Norway	55,810,599	-	55,810,599	-
Russia	15,104,482	15,104,482	-	-
Singapore	44,267,932	18,281,890	25,986,042	-
South Korea	55,858,841	55,858,841	-	-
Spain	35,428,336	-	35,428,336	-
Sweden	17,401,009	-	17,401,009	-
Switzerland	80,844,206	-	80,844,206	-
Taiwan	63,909,527	-	63,909,527	-
United Kingdom	242,523,663	-	242,523,663	-
United States	17,073,561	17,073,561	-	-
Short-Term Investments	54,484,786	28,384,786	26,100,000	-
Total Investments in Securities	$1,183,982,638	$168,984,496	$1,014,998,142	-

Investment Quality Bond Fund
U.S. Government & Agency Obligations	$143,224,072	-	$143,224,072	-
Foreign Government Obligations	3,906,548	-	3,906,548	-
Corporate Bonds	213,944,468	-	213,944,468	-
Capital Preferred Secrurities	1,163,938		1,163,938
Convertible Bonds	31,269	-	31,269	-
Municipal Bonds	8,376,843	-	8,376,843	-
Collateralized Mortgage Obligations	24,693,649	-	24,693,649	-
Asset Backed Securities	5,607,048	-	4,313,288	$1,293,760
Short-Term Investments	73,184,128	-	73,184,128	-
Total Investments in Securities	$474,131,963	-	$472,838,203	$1,293,760
Other Financial Instruments:
Futures	$383,506	$383,506	-	-
Forward Foreign Currency Contracts	$148,757	$148,757	-	-
Interest Rate Swaps	($247,278)	-	($247,278)	-
Credit Default Swaps	($39,947)	-	($39,947)	-

Mid Cap Stock Fund
Common Stocks
Consumer Discretionary	$224,272,212	$202,752,375	$21,519,837	-
Consumer Staples	35,601,707	35,601,707	-	-
Energy	18,986,134	16,813,432	2,172,702	-
Financials	39,722,170	39,722,170	-	-
Health Care	124,328,828	124,328,828	-	-
Industrials	158,665,074	148,378,446	10,286,628	-
Information Technology	283,984,168	278,004,038	5,980,130	-
Materials	31,085,595	26,873,931	-	$4,211,664
Telecommunication Services	11,905,779	11,905,779	-	-
Short-Term Investments	239,741,923	224,241,923	15,500,000	-
Total Investments in Securities	$1,168,293,590	$1,108,622,629	$55,459,297	$4,211,664

Mid Cap Value Equity Fund
Common Stocks
Consumer Discretionary	$20,505,159	$20,505,159	-	-
Consumer Staples	4,986,244	4,986,244	-	-
Energy	21,346,199	21,346,199	-	-
Financials	31,682,133	31,682,133	-	-
Health Care	19,451,924	19,451,924	-	-
Industrials	29,184,281	29,184,281	-	-
Information Technology	15,059,727	15,059,727	-	-
Materials	14,581,803	14,581,803	-	-
Telecommunication Services	3,687,563	3,687,563	-	-
Utilities	8,301,287	8,301,287	-	-
Convertible Bonds				-
Consumer Discretionary	896,640	-	896,640	-
Short-Term Investments	33,861,918	29,958,918	3,903,000	-
Total Investments in Securities	$203,544,878	$198,745,238	$4,799,640	-

Mid Value Fund
Common Stocks
Consumer Discretionary	$74,265,526	$71,493,154	$2,772,372	-
Consumer Staples	38,860,662	38,860,662	-	-
Energy	44,284,378	44,284,378	-	-
Financials	97,148,418	97,148,418	-	-
Health Care	18,747,126	18,747,126	-	-
Industrials	37,977,027	37,977,027	-	-
Information Technology	28,310,708	28,310,708	-	-
Materials	26,246,380	26,246,380	-	-
Telecommunication Services	6,081,049	6,081,049	-	-
Utilities	36,111,093	36,111,093	-	-
Preferred Securities
Financials	727,545	-	727,545	-
Utilities	451,935	-	451,935	-
Convertible Bonds
Financials	681,975	-	681,975	-
Industrials	2,804,481	-	2,804,481	-
Materials	2,019,263	-	2,019,263	-
Telecommunication Services	3,083,437	-	3,083,437	-
Short-Term Investments	168,488,824	168,488,824	-	-
Total Investments in Securities	$586,289,827	$573,748,819	$12,541,008	-

Mutual Shares Fund
Common Stocks
Consumer Discretionary	$23,026,913	$17,643,667	$5,383,246	-
Consumer Staples	78,722,995	50,162,170	28,560,825	-
Energy	22,013,654	15,752,123	6,261,531	-
Financials	41,961,849	31,463,606	10,498,243	-
Health Care	37,734,766	36,452,731	1,282,035	-
Industrials	12,430,038	2,752,472	9,677,566	-
Information Technology	36,803,043	34,630,123	2,172,920	-
Materials	14,799,623	10,250,908	4,548,715	-
Telecommunication Services	9,667,350	-	9,667,350	-
Utilities	13,042,634	7,190,214	5,852,420	-
Corporate Bonds
Financials	1,852,500	-	1,852,500	-
Short-Term Investments	32,491,998	4,191,998	28,300,000	-
Total Investments in Securities	$324,547,363	$210,490,012	$114,057,351	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$2,824,424	-	$2,824,424	-

Real Estate Equity Fund
Common Stocks
Consumer Discretionary	$13,254,537	$13,254,537	-	-
Financials	295,755,297	295,755,297	-	-
Convertible Bonds
Financials	2,493,330	-	$2,493,330	-
Short-Term Investments	108,015,328	108,015,328	-	-
Total Investments in Securities	$419,518,492	$417,025,162	$2,493,330	-

Real Return Bond Fund
U.S. Government & Agency Obligations	$774,907,090	-	$774,907,090	-
Foreign Government Obligations	13,785,227	-	13,785,227	-
Corporate Bonds	205,779,114	-	205,263,217	$515,897
Municipal Bonds	1,810,842	-	1,810,842	-
Collateralized Mortgage Obligations	93,949,390	-	89,680,137	4,269,253
Asset Backed Securities	23,000,040	-	20,600,997	2,399,043
Preferred Securities	493,500	$493,500	-	-
Options Purchased	44,853	-	44,853	-
Short-Term Investments	13,210,983	-	13,210,983	-
Total Investments in Securities	$1,126,981,039	$493,500	$1,119,303,346	$7,184,193
Other Financial Instruments:
Futures	($200,825)	($200,825)	-	-
Forward Foreign Currency Contracts	$2,466,494	-	$2,466,494	-
Written Options	($1,920,808)	-	($1,920,808)	-
Interest Rate Swaps	$678,963	-	$678,963	-
Credit Default Swaps	($77,025)	-	($77,025)	-

Small Cap Index Fund
Common Stocks
Consumer Discretionary	$10,824,160	$10,824,160	-	-
Consumer Staples	2,293,321	2,293,321	-	-
Energy	4,782,984	4,781,747	$1,237	-
Financials	15,708,276	15,708,276	-	-
Health Care	9,287,427	9,287,336	-	$91
Industrials	12,172,988	12,172,988	-	-
Information Technology	14,662,129	14,662,129	-	-
Materials	4,337,082	4,337,082	-	-
Telecommunication Services	814,199	814,199	-	-
Utilities	2,470,670	2,470,670	-	-
Preferred Securities
Health Care	227	227	-	-
Short-Term Investments	13,343,560	9,813,560	3,530,000	-
Total Investments in Securities	$90,697,023	$87,165,695	$3,531,237	$91
Other Financial Instruments:
Futures	$13,599	$13,599	-	-

Small Cap Opportunities Fund
Common Stocks
Consumer Discretionary	$30,664,219	$30,664,219	-	-
Consumer Staples	6,302,622	6,302,622	-	-
Energy	17,282,197	17,282,197	-	-
Financials	34,451,153	34,451,153	-	-
Health Care	15,330,532	15,330,532	-	-
Industrials	31,635,586	31,635,586	-	-
Information Technology	26,962,045	26,962,045	-	-
Materials	11,374,922	11,374,922	-	-
Telecommunication Services	2,424,453	2,424,453	-	-
Utilities	1,633,629	1,633,629	-	-
Rights	400	104	$296
Short-Term Investments	24,118,462	24,118,462	-	-
Total Investments in Securities	$202,180,220	$202,179,924	$296	-

Small Company Value Fund
Common Stocks
Consumer Discretionary	$43,113,863	$43,113,863	-	-
Consumer Staples	3,871,556	3,871,556	-	-
Energy	30,108,835	30,108,835	-	-
Financials	82,989,807	82,989,807	-	-
Health Care	24,170,487	24,170,487	-	-
Industrials	101,429,506	101,429,506	-	-
Information Technology	38,520,598	38,520,598	-	-
Materials	40,917,297	40,917,297	-	-
Telecommunication Services	1,705,696	1,705,696	-	-
Utilities	17,029,903	17,029,903	-	-
Preferred Securities
Financials	4,854,148	-	$4,854,148	-
Investment Companies	4,300,136	4,300,136	-	-
Rights	7,163	7,163	-	-
Short-Term Investments	106,855,426	106,855,426	-	-
Total Investments in Securities	$499,874,421	$495,020,273	$4,854,148	-

Smaller Company Growth Fund
Common Stocks
Consumer Discretionary	$23,841,298	$23,841,298	-	-
Consumer Staples	1,510,048	1,510,048	-	-
Energy	12,878,649	12,878,649	-	-
Financials	5,412,448	5,412,448	-	-
Health Care	18,268,347	18,268,347	-	-
Industrials	29,321,284	29,320,080	-	$1,204
Information Technology	32,712,540	32,712,540	-	-
Materials	4,625,431	4,625,431	-	-
Telecommunication Services	3,398,428	3,398,428	-	-
Utilities	397,695	397,695	-	-
Investment Companies	108,329	108,329	-	-
Short-Term Investments	23,836,054	21,123,054	$2,713,000	-
Total Investments in Securities	$156,310,551	$153,596,347	$2,713,000	$1,204
Other Financial Instruments:
Futures	$18,570	$18,570	-	-

Spectrum Income Fund
U.S. Government & Agency Obligations	$198,953,327	-	$198,953,327	-
Foreign Government Obligations	125,243,202	-	125,019,602	$223,600
Corporate Bonds	373,964,158	-	373,772,158	192,000
Capital Preferred Securities	3,109,030	-	3,109,030	-
Convertible Bonds	798,063	-	798,063	-
Municipal Bonds	3,180,500	-	3,180,500	-
Term Loans	12,290,162	-	12,290,162	-
Collateralized Mortgage Obligations	18,313,398	-	18,313,398	-
Asset Backed Securities	16,813,899	-	16,300,138	513,761
Common Stocks	117,929,654	$117,042,107	887,547	-
Preferred Securities	4,820,974	2,920,030	1,900,944	-
Short-Term Investments	65,420,374	63,383,660	2,036,714	-
Total Investments in Securities	$940,836,741	$183,345,797	$756,561,583	$929,361
Other Financial Instruments:
Futures	$5,065	$5,065	-
Forward Foreign Currency Contracts	($127,916)	-	($127,916)
Interest Rate Swaps	$6,194	-	$6,194

Total Bond Market Fund
U.S. Government & Agency Obligations	$310,751,043	-	$310,751,043	-
Foreign Government Obligations	8,400,832	-	8,400,832	-
Corporate Bonds	107,973,001	-	107,973,001	-
Municipal Bonds	2,279,081	-	2,279,081	-
Capital Preferred Securities	388,700		388,700
Collateralized Mortgage Obligations	23,158,813	-	23,158,813	-
Asset Backed Securities	865,383	-	865,383	-
Short-Term Investments	4,399,051	$4,399,051	-	-
Total Investments in Securities	$458,215,904	$4,399,051	$453,816,853	-

Total Return Fund
U.S. Government & Agency Obligations	$1,810,571,351	-	$1,810,571,351	-
Foreign Government Obligations	158,838,474	-	158,838,474	-
Corporate Bonds	587,567,415	-	587,567,415	-
Capital Preferred Securities	27,677,815	-	27,677,815
Convertible Bonds	11,620,875	-	11,620,875	-
Municipal Bonds	62,935,825	-	62,935,825	-
Term Loans	5,014,390	-	5,014,390	-
Collateralized Mortgage Obligations	113,273,656	-	107,846,825	$5,426,831
Asset Backed Securities	32,006,229	-	32,006,229	-
Preferred Securities	17,573,357	$10,901,082	6,672,275	-
Short-Term Investments	14,862,971	-	14,862,971	-
Total Investments in Securities	$2,841,942,358	$10,901,082	$2,825,614,445	$5,426,831
TBA Sale Commitments	(19,582,616)	-	(19,582,616)	-
Other Financial Instruments:
Futures	($1,553,386)	($1,553,386)		-
Forward Foreign Currency Contracts	$6,041,581	-	$6,041,581	-
Written Options	($5,447,153)	-	($5,447,153)	-
Interest Rate Swaps	$2,448,498	-	$2,448,498	-
Credit Default Swaps	$7,136,146	-	$7,136,146	-

U.S. High Yield Bond Fund
Corporate Bonds	$460,615,311	-	$460,615,311	-
Capital Preferred Securities	$1,080,893		$1,080,893
Convertible Bonds	2,681,368	-	2,681,368	-
Term Loans	118,116,896	-	118,116,896	-
Asset Backed Securities	1,263,900	-	1,263,900	-
Common Stocks	1,554,411	$1,449,411	105,000	-
Preferred Securities	118,160	-	-	$118,160
Short-Term Investments	24,972,763	24,118,116	854,647	-
Total Investments in Securities	$610,403,702	$25,567,527	$584,718,015	$118,160

U.S. Multi Sector Fund
Common Stocks
Consumer Discretionary	$85,711,729	$85,711,729	-	-
Consumer Staples	218,553,704	218,553,704	-	-
Energy	24,637,670	24,637,670	-	-
Financials	34,613,462	34,613,462	-	-
Health Care	271,371,781	271,371,781	-	-
Industrials	60,814,445	60,814,445	-	-
Information Technology	242,301,499	242,301,499	-	-
Materials	9,594,497	9,594,497	-	-
Telecommunication Services	19,105,192	19,105,192	-	-
Utilities	2,884,765	2,884,765	-	-
Investment Companies	4,536,125	4,536,125	-	-
Short-Term Investments	71,153,334	67,155,206	$3,998,128	-
Total Investments in Securities	$1,045,278,203	$1,041,280,075	$3,998,128	-

Value & Restructuring Fund
Common Stocks
Consumer Discretionary	$25,266,797	$25,266,797	-	-
Consumer Staples	33,391,336	33,391,336	-	-
Energy	121,289,296	121,289,296	-	-
Financials	78,999,065	76,007,493	$2,991,572	-
Health Care	33,193,306	33,193,306	-	-
Industrials	95,878,896	95,878,896	-	-
Information Technology	42,478,192	42,478,192	-	-
Materials	85,667,301	74,236,610	11,430,691	-
Telecommunication Services	26,912,440	26,912,440	-	-
Preferred Securities
Consumer Discretionary	611,293	611,293	-	-
Energy	1,280,746	1,280,746	-	-
Financials	7,345,484	5,631,130	1,714,354	-
Convertible Bonds
Consumer Discretionary	8,384,640	-	8,384,640	-
Warrants	1,361,350	1,361,350	-	-
Short-Term Investments	59,566,310	54,762,310	4,804,000	-
Total Investments in Securities	$621,626,452	$592,301,195	$29,325,257	-
Other Financial Instruments:
Written Options	($403,850)	($403,850)	-	-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Level 3 assets beginning prior year balances may have changed to reflect updated sector classifications.

Active Bond Fund

	Asset	Collateralized
	Backed	Mortgage	Corporate	Common	Preferred
	Securities	Obligations	Bonds	Stocks	Securities	Totals

Balance as of 8/31/10	$1,864,506	$1,457,503	$201,858	$18,356	$359,270	$3,901,493

Accrued discounts/premiums	2,043	-	44	-	-	2,087

Realized gain (loss)	(369,191)	-	279	-	-	(368,912)

Change in unrealized appreciation
(depreciation)	425,960	(184,441)	29,717	(52)	-	271,184

Net purchases (sales)	(150,581)	(65,712)	(10,648)	443	-	(226,498)

Net transfers in and/out of Level 3	-	-	-	-	-	-

Balance as of 11/30/10	$1,772,737	$1,207,350	$221,250	$18,747	$359,270	$3,579,354

Change in unrealized at period end*	$67,334	($184,441)	$29,717	($52)	-	($87,442)

Alpha Opportunities Fund

	Materials

Balance as of 8/31/10	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	$40,967

Net purchases (sales)	-

Net transfers in and/out of Level 3	1,655,135

Balance as of 11/30/10	$1,696,102

Change in unrealized at period end*	$40,967

Core Bond Fund

	Asset	Collateralized	U.S.
	Backed	Mortgage	Government &
	Securities	Obligations	Agency	Totals

			Obligations

Balance as of 8/31/10	-	$1,631,384	-	$1,631,384

Accrued discounts/premiums	-	23	-	23

Realized gain (loss)	-	22	-	22

Change in unrealized appreciation
(depreciation)	($2,105)	(12,029)	$1,671	(12,463)

Net purchases (sales)	1,770,980	1,746,083	1,062,118	4,579,181

Net transfers in and/out of Level 3	-	-	-	-

Balance as of 11/30/10	$1,768,875	$3,365,483	$1,063,789	$6,198,147

Change in unrealized at period end*	($2,105)	($12,029)	$1,671	($12,463)

Emerging Markets Debt Fund

	Cayman Islands

Balance as of 8/31/10		-

Accrued discounts/premiums		-

Realized gain (loss)		-

Change in unrealized appreciation
(depreciation)		$8,438

Net purchases (sales)	150,000

Net transfers in and/out of Level 3		-

Balance as of 11/30/10	$158,438

Change in unrealized at period end*		$8,438

Emerging Markets Value Fund

	China	India	Indonesia	Israel	Malaysia	Rights	Totals

Balance as of 8/31/10	-	$17,188	-	-	-	-	$17,188

Accrued discounts/premiums	-	-	-	-	-	-	-

Realized gain (loss)	-	-	-	-	-	-	-

Change in unrealized appreciation
(depreciation)	$96	5,283	$22	$7,086	($1,738)	$2,396	13,145

Net purchases (sales)	-	71,431	-	-	-	-	71,431

Net transfers in and/out of Level 3	54,837	-	196,458	193,831	124,998	-	570,124

Balance as of 11/30/10	$54,933	$93,902	$196,480	$200,917	$123,260	$2,396	$671,888

Change in unrealized at period end*	$96	$5,283	$22	$7,086	($1,738)	$2,396	$13,145

Global Bond Fund

	Asset	Collateralized
	Backed	Mortgage
	Securities	Obligations	Totals

Balance as of 8/31/10	$741,201	-	$741,201

Accrued discounts/premiums	10,846	-	10,846

Realized gain (loss)	3,247	-	3,247

Change in unrealized appreciation
(depreciation)	(412,019)	(483,447)	(895,466)

Net purchases (sales)	11,206,962	5,730,192	16,937,154

Net transfers in and/out of Level 3	-	-	-

Balance as of 11/30/10	$11,550,237	$5,246,745	$16,796,982

Change in unrealized at period end*	($412,019)	($483,447)	($895,466)

High Income Fund

	Collateralized
	Mortgage	Common	Corporate	Preferred
	Obligations	Stocks	Bonds	Securities	Totals

Balance as of 8/31/10	$306,024	$6,701,677	$3,331,456	$20,222,011	$30,561,168

Accrued discounts/premiums	355	-	1,333	-	1,688

Realized gain (loss)	-	-	-	-	-

Change in unrealized appreciation
(depreciation)	(6,385)	(1,885,164)	(317,893)	(436,737)	(708,329)

Net purchases (sales)	(13,344)	-	1,455,434	(2,729,611)	(1,287,521)

Net transfers in and/out of Level 3	-	-	393,937	103	394,040

Balance as of 11/30/10	$286,650	$4,816,513	$4,864,267	$17,055,766	$27,023,196

Change in unrealized at period end*	($6,383)	($2,185,340)	($317,893)	-	($571,768)

High Yield Fund

		Foreign
	Corporate	Government	Preferred	Term
	Bonds	Obligations	Securities	Loans	Warrants	Totals

Balance as of 8/31/10	$72,000	$4,261,167	$16,826	$7,069	$102,981	$4,460,043

Accrued discounts/premiums	1,483	3,370	-	1,358	-	6,211

Realized gain (loss)	(79,501)	539,197	-	-	-	459,696

Change in unrealized appreciation
(depreciation)	156,793	66,716	(16,826)	(1,358)	102,980	308,305

Net purchases (sales)	(14,455)	(1,770,814)	-	-	-	(1,785,269)

Net transfers in and/out of Level 3	-	-	-	-	-	-

Balance as of 11/30/10	$136,320	$3,099,636	-	$7,069	$205,961	$3,448,986

Change in unrealized at period end*	$62,837	$87,443	($16,826)	($1,358)	$102,980	$235,076

International Equity Index Fund

	China

Balance as of 8/31/10	$459,163

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level 3	(459,163)

Balance as of 11/30/10	-

Change in unrealized at period end*	-

International Opportunities Fund

	China

Balance as of 8/31/10	$8,797,367

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level 3	(8,797,367)

Balance as of 11/30/10	-

Change in unrealized at period end*	-

International Small Company
Fund

						United
	Australia	Hong Kong	Ireland	Italy	Spain	Kingdom	Rights	Totals

Balance as of 8/31/10	-	-	-	-	-	$7,602	-	$7,602

Accrued discounts/premiums	-	-	-	-	-	-	-	-

Realized gain (loss)	-	-	-	-	($19,163)	-	-	(19,163)

Change in unrealized appreciation
(depreciation)	($6,034)	$15,528	$24	$119	2,407	(3,008)	$510	9,546

Net purchases (sales)	-	17,796	-	-	(9,700)	-	-	8,096

Net transfers in and/out of Level 3	8,274	116,110	1,044	4,881	76,864	12,104	-	219,277

Balance as of 11/30/10	$2,240	$149,434	$1,068	$5,000	$50,408	$16,698	$510	$225,358

Change in unrealized at period end*	($6,034)	$15,528	$24	$119	$2,407	($3,008)	$510	$9,546

Investment Quality Bond Fund

	Asset Backed
	Securities

Balance as of 8/31/10	$1,063,900

Accrued discounts/premiums	13

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	(13)

Net purchases (sales)	1,293,760

Net transfers in and/out of Level 3	(1,063,900)

Balance as of 11/30/10	$1,293,760

Change in unrealized at period end*	($13)

Mid Cap Stock Fund

	Materials

Balance as of 8/31/10	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	$101,725

Net purchases (sales)	-

Net transfers in and/out of Level 3	4,109,939

Balance as of 11/30/10	$4,211,664

Change in unrealized at period end*	$101,725

Mid Cap Value Equity Fund

	Financials

Balance as of 8/31/10	$3,396,484

Accrued discounts/premiums	-

Realized gain (loss)	(1,461,586)

Change in unrealized appreciation
(depreciation)	1,617,516

Net purchases (sales)	(3,552,414)

Net transfers in and/out of Level 3	-

Balance as of 11/30/10	-

Change in unrealized at period end*	-

Real Return Bond Fund

		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Corporate Bonds	Totals

Balance as of 8/31/10	$2,447,518	$3,592,242	-	$6,039,760

Accrued discounts/premiums	4,755	-	-	4,755

Realized gain (loss)	3,298	-	-	3,298

Change in unrealized appreciation
(depreciation)	20,830	7,436	$12,799	41,065

Net purchases (sales)	(77,358)	669,575	-	592,217

Net transfers in and/out of Level 3	-	-	503,098	503,098

Balance as of 11/30/10	$2,399,043	$4,269,253	$515,897	$7,184,193

Change in unrealized at period end*	$20,830	$7,436	$12,799	$41,065

Small Cap Index Fund

	Health Care

Balance as of 8/31/10	$89

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	2

Net purchases (sales)	-

Net transfers in and/out of Level 3	-

Balance as of 11/30/10	$91

Change in unrealized at period end*	$2

Smaller Company Growth Fund

	Industrials

Balance as of 8/31/10	-

Accrued discounts/premiums	-

Realized gain (loss)	$25

Change in unrealized appreciation
(depreciation)	(1,736)

Net purchases (sales)	(124)

Net transfers in and/out of Level 3	3,039

Balance as of 11/30/10	$1,204

Change in unrealized at period end*	($1,736)

Spectrum Income Fund

			Foreign
	Asset Backed		Government
	Securities	Corporate Bonds	Obligations	Totals

Balance as of 8/31/10	$320,239	$570,688	$342,940	$1,233,867

Accrued discounts/premiums	127	284	1,793	2,204

Realized gain (loss)	-	-	3,955	3,955

Change in unrealized appreciation
(depreciation)	3,429	(12,195)	(6,828)	(15,594)

Net purchases (sales)	189,966	(366,777)	(118,260)	(295,071)

Net transfers in and/out of Level 3	-	-	-	-

Balance as of 11/30/10	$513,761	$192,000	$223,600	$929,361

Change in unrealized at period end*	$3,429	($8,000)	($1,759)	($6,330)

Strategic Bond Fund

	Asset Backed
	Securities	Corporate Bonds	Warrants	Totals

Balance as of 8/31/10	$2,239,950	$902	$1,904	$2,242,756

Accrued discounts/premiums	1,636	-	-	1,636

Realized gain (loss)	(4,435)	(1,069,285)	3,130	(1,070,590)

Change in unrealized appreciation
(depreciation)	(7,551)	1,071,996	(1,904)	1,062,541

Net purchases (sales)	(2,229,600)	(3,613)	(3,130)	(2,236,343)

Net transfers in and/out of Level 3	-	-	-	-

Balance as of 11/30/10	-	-	-	-

Change in unrealized at period end*	-	-	-	-

Total Return Fund

Collateralized Mortgage
	Obligations

Balance as of 8/31/10	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	($197,603)

Net purchases (sales)	5,624,433

Net transfers in and/out of Level 3	-

Balance as of 11/30/10	$5,426,830

Change in unrealized at period end*	($197,603)

U.S. High Yield Bond Fund

Preferred Securities

Balance as of 8/31/10	$84,000

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	(36,960)

Net purchases (sales)	-

Net transfers in and/out of Level 3	71,120

Balance as of 11/30/10	$118,160

Change in unrealized at period end*	($36,960)

During the period ended November 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Funds use the following valuation techniques. Equity securities held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase Agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-Issued/Delayed Delivery Securities The Funds may purchase or sell debt securities on a when-issued or delayed -delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments) . At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed -delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term Loans (Floating Rate Loans) Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped Securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Foreign Currency Translation Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Securities Lending Certain Funds may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest collateral in John Hancock Collateral Investment Trust (JHCIT) . As a result, the Funds will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Funds may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Cost of Investment Securities for Federal Income Tax Purposes The costs of investments owned on November 30, 2010, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Active Bond Fund	1,067,410,068	58,602,201	(26,542,626)	32,059,575

All Cap Core Fund	592,257,793	55,392,522	(10,119,094)	45,273,428

All Cap Value Fund	497,985,781	81,820,000	(6,308,716)	75,511,284

Alpha Opportunities Fund	1,392,530,063	127,841,624	(35,195,527)	92,646,097

Alternative Asset Allocation Fund	1,173,781	409,771	(16,900)	392,871

Blue Chip Growth Fund	1,801,849,570	632,886,325	(39,095,698)	593,790,627

Capital Appreciation Fund	1,516,262,249	427,520,620	(45,777,050)	381,743,570

Core Bond Fund	735,911,056	7,856,279	(3,804,175)	4,052,104

Core Diversified Growth & Income
Portfolio	22,537,204	2,333,988	(117,244)	2,216,744

Core Fundamental Holdings Portfolio	12,223,891	1,304,631	(94,132)	1,210,499

Core Global Diversification Portfolio	26,045,976	1,546,045	(112,258)	1,433,787

Emerging Markets Debt Fund	14,818,816	812,897	(46,776)	766,121

Emerging Markets Value Fund	1,734,923,125	449,124,358	(70,586,053)	378,538,305

Equity-Income Fund	1,391,577,878	134,727,232	(95,611,688)	39,115,544

Fundamental Value Fund	1,311,121,182	266,393,511	(42,514,253)	223,879,258

Global Agribusiness Fund	2,164,722	678,120	(48,689)	629,431

Global Bond Fund	911,169,107	20,373,049	(44,943,024)	(24,569,975)

Global Infrastructure Fund	2,208,135	276,252	(117,376)	158,876

Global Real Estate Fund	480,257,810	94,403,009	(65,676,426)	28,726,583

Global Timber Fund	2,306,337	452,755	(55,091)	397,664

Heritage Fund	215,206,143	52,675,281	(1,744,412)	50,930,869

High Income Fund	580,062,342	87,705,613	(101,303,859)	(13,598,246)

High Yield Fund	802,387,753	53,749,408	(58,630,160)	(4,880,752)

Index 500 Fund	1,712,259,655	459,610,837	(125,585,612)	334,025,225

International Equity Index Fund	371,710,806	76,715,187	(39,180,715)	37,534,472

International Growth Stock Fund	162,987,600	3,899,768	(5,516,488)	(1,616,720)

International Opportunities Fund	601,382,381	153,250,077	(42,452,030)	110,798,047

International Small Cap Fund	292,690,890	75,400,718	(34,477,009)	40,923,709

International Small Company Fund	208,378,341	26,656,021	(42,183,446)	(15,527,425)

International Value Fund	1,275,491,549	104,531,169	(196,040,080)	(91,508,911)

Investment Quality Bond Fund	464,271,599	13,944,058	(4,083,694)	9,860,364

Large Cap Fund	315,369,450	40,163,507	(14,491,719)	25,671,788

Large Cap Value Fund	485,655,651	46,081,830	(24,520,078)	21,561,752

Mid Cap Growth Index Fund	59,617,155	6,338,969	(2,339,191)	3,999,778

Mid Cap Index Fund	305,329,680	99,827,428	(25,397,436)	74,429,992

Mid Cap Stock Fund	993,440,820	200,634,191	(25,781,421)	174,852,770

Mid Cap Value Equity Fund	162,496,871	48,923,453	(7,875,446)	41,048,007

Mid Cap Value Index Fund	60,741,778	2,876,143	(3,441,077)	(564,934)

Mid Value Fund	515,595,416	82,808,423	(12,114,012)	70,694,411

Mutual Shares Fund	328,415,160	6,093,517	(9,961,314)	(3,867,797)

Optimized Value Fund	325,398,630	36,505,648	(20,202,256)	16,303,392

Real Estate Equity Fund	383,291,231	108,487,520	(72,260,259)	36,227,261

Real Estate Securities Fund	419,932,581	72,138,665	(13,147,730)	58,990,935

Real Return Bond Fund	1,123,963,732	23,707,982	(20,669,284)	3,038,698

Retirement 2010 Portfolio	1,530,808	104	(5,256)	(5,152)

Retirement 2015 Portfolio	1,872,172	2,187	(2,364)	(177)

Retirement 2020 Portfolio	1,839,811	3,212	(7,322)	(4,110)

Retirement 2025 Portfolio	4,316,868	10,819	(24,434)	(13,615)

Retirement 2030 Portfolio	1,950,042	4,613	(16,362)	(11,749)

Retirement 2035 Portfolio	2,315,922	5,017	(15,431)	(10,414)

Retirement 2040 Portfolio	585,319	1,325	(5,290)	(3,965)

Retirement 2045 Portfolio	680,578	1,192	(7,836)	(6,644)

Short Term Government Income Fund	128,466,133	1,405,739	(512,221)	893,518

Small Cap Growth Fund	161,099,258	30,749,207	(3,497,162)	27,252,045

Small Cap Index Fund	72,336,635	26,935,949	(8,575,561)	18,360,388

Small Cap Opportunities Fund	164,774,969	44,507,299	(7,102,048)	37,405,251

Small Cap Value Fund	133,264,361	33,596,250	(1,056,380)	32,539,870

Small Company Growth Fund	135,148,118	33,345,731	(4,713,366)	28,632,365

Small Company Value Fund	443,530,482	94,897,644	(38,553,705)	56,343,939

Smaller Company Growth Fund	134,158,432	26,055,605	(3,903,486)	22,152,119

Spectrum Income Fund	910,677,357	51,313,131	(21,153,747)	30,159,384

Strategic Bond Fund	50,074		(50,074)	(50,074)

Total Bond Market Fund	429,975,969	28,681,362	(441,427)	28,239,935

Total Return Fund	2,823,428,628	66,475,552	(47,961,822)	18,513,730

U.S. High Yield Bond Fund	576,819,850	40,234,943	(6,651,091)	33,583,852

U.S. Multi Sector Fund	977,544,529	117,818,517	(50,084,843)	67,733,674

Value Fund	141,829,767	32,902,066	(3,171,475)	29,730,591

Value & Restructuring Fund	469,101,747	183,824,315	(31,299,610)	152,524,705

Futures A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of a Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following table summarizes the contracts held at November 30, 2010 and the range of futures contracts notional amounts held by the Funds during the period ended November 30, 2010. In addition the table details how the Funds used futures contracts during the period ended November 30, 2010.

Active Bond Fund

The Fund used futures to manage duration of the Fund. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $12.7 million to $12.9 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	21	Long	Mar 2011	$2,672,906	$11,917

	U.S. Treasury 5-Year Note Futures	62	Short	Mar 2011	(7,420,625)	(175)

	U.S. Treasury 10-Year Note Futures	21	Short	Mar 2011	(2,606,297)	(3,176)

						$8,566

All Cap Core Fund

The Fund used futures to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $8.0 million to $8.1 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

All Cap Core Fund	Russell 2000 Mini Index Futures	14	Long	Dec 2010	$1,017,100	$110,015

	S&P 500 E Mini Index Futures	120	Long	Dec 2010	7,077,600	271,265

						$381,280

Global Bond Fund

The Fund used futures contracts to enhance potential gain, manage duration of the Fund, manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Fund. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $179.2 million to $192.4 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Global Bond Fund	5-Year German Euro-BOBL Futures	46	Long	Dec 2010	$7,167,031	($41,797)

	10-Year German Euro-BUND Futures	367	Long	Dec 2010	60,986,752	(1,081,107)

	U.K. Long Gilt Bond Futures	60	Long	Mar 2011	11,285,097	88,660

	U.S. Treasury 10-Year Note Futures	590	Long	Mar 2011	73,224,531	201,719

	U.S. Treasury 10-Year Note Futures	212	Long	Dec 2010	26,509,937	(217,110)

						($1,049,635)

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $58.6 million to $60.0 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

High Yield Fund	U.S. Treasury Long-Term Bond Futures	96	Long	Mar 2011	$12,684,000	$167,852

	U.S. Treasury 5-Year Note Futures	98	Short	Dec 2010	(11,821,250)	(77,115)

U.S. Treasury 5-Year Note Futures	283	Short	Mar 2011	(33,917,992)	(26,795)

U.S. Treasury Long-Term Bond Futures	1	Short	Dec 2010	(133,500)	(1,128)

					$62,814

Index 500 Fund

The Fund used futures to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $35.1 million to $46.6 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Index 500 Fund	S&P 500 Index Futures	158	Long	Dec 2010	$46,594,200	$1,481,667

$1,481,667

International Equity Index Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $16.3 million to $19.2 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Equity Index
Fund	ASX SPI 200 Index Futures	16	Long	Dec 2010	$1,760,956	($24,455)

	CAC 40 Index Futures	37	Long	Dec 2010	1,734,286	(61,168)

	DAX Index Futures	4	Long	Dec 2010	869,954	36,257

	FTSE 100 Index Futures	27	Long	Dec 2010	2,328,531	3,231

	FTSE JSE Top 40 Index Futures	20	Long	Dec 2010	760,438	27,885

	Hang Seng Index Futures	5	Long	Dec 2010	741,394	(2,410)

	IBEX 35 Index Futures	4	Long	Dec 2010	479,059	(49,923)

	MSCI Taiwan Index Futures	91	Long	Dec 2010	2,719,080	19,739

	OMX 30 Index Futures	55	Long	Dec 2010	867,092	7,680

	S&P TSE 60 Index Futures	18	Long	Dec 2010	2,597,204	137,317

Topix Index Futures	42	Long	Dec 2010	4,305,891	131,992

$226,145

Investment Quality Bond Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund, manage against anticipated interest rate changes and gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $65.4 million to $93.1 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Investment Quality Bond
Fund	U.K. Long Gilt Bond Futures	47	Long	Mar 2011	$8,839,992	$64,103

	U.S. Treasury 5 -Year Note Futures	109	Long	Mar 2011	13,063,820	13,363

	U.S. Treasury 30-Year Bond Futures	21	Long	Mar 2011	2,672,906	3,892

	U.S. Treasury Long-Term Bond Futures	45	Long	Mar 2011	5,945,625	63,641

	10-Year German Euro-BUND Futures	55	Short	Dec 2010	(9,139,704)	206,950

	30-Year German Euro-BUXL Futures	31	Short	Dec 2010	(4,585,701)	207,637

	U.S. Treasury 10-Year Note Futures	394	Short	Mar 2011	(48,899,094)	(176,080)

						$383,506

Mid Cap Growth Index Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $605.7 thousand to $851.9 thousand.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Mid Cap Growth Index
Fund	S&P Midcap 400 E-Mini Index Futures	10	Long	Dec 2010	$851,900	$48,233

$48,233

Mid Cap Index Fund

The Fund used futures to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $6.6 million to $8.6 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Mid Cap Index Fund	S&P Midcap 400 E-Mini Index Futures	78	Long	Dec 2010	$6,644,820	$531,617

$531,617

Mid Cap Value Index Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $1.3 million to $1.9 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Mid Cap Value Index
Fund	S&P Midcap 400 E-Mini Index Futures	15	Long	Dec 2010	$1,277,850	$103,588

$103,588

Real Return Bond Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund and manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $82.8 million to $174.5 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Real Return Bond Fund	Eurodollar Futures	287	Long	Mar 2011	$71,337,438	($113,438)

	Eurodollar Futures	271	Long	Mar 2012	67,150,412	(21,050)

Eurodollar Futures	145	Long	Jun 2011	36,016,188	(66,337)

($200,825)

Small Cap Index Fund

The Fund used futures to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $1.7 million to $3.8 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Small Cap Index Fund	Russell 2000 Mini Index Futures	52	Long	Dec 2010	$3,777,800	$13,599

$13,599

Smaller Company Growth Fund

The Fund used futures contracts to gain exposure to certain securities markets. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $363.3 thousand to $481.3 thousand.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Smaller Company Growth
Fund	Russell 2000 Mini Index Futures	5	Long	Dec 2010	$363,250	$18,570

$18,570

Spectrum Income Fund

The Fund used futures contracts to manage duration of the Fund and manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $3.5 million to $12.7 million.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Spectrum Income Fund	U.S. Treasury 10-Year Note Futures	9	Long	Mar 2011	$1,116,984	$2,636

U.S. Treasury 30-Year Bond Futures	1	Long	Mar 2011	127,281	1,208

U.S. Treasury Long-Term Bond Futures	1	Long	Mar 2011	132,125	278

U.K. Long Gilt Bond Futures	4	Short	Mar 2011	(752,340)	(6,728)

U.S. Treasury 5-Year Note Futures	11	Short	Dec 2010	(1,326,875)	(2,459)

					($5,065)

Total Return Fund

The Fund used futures contracts to enhance potential gain/income, manage duration of the Fund, manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Fund. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from approximately $921.0 million to $1.3 billion.

		Number				Unrealized
		of		Expiration		Appreciation
Fund	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Return Fund	3-Month Sterling Futures	36	Long	Dec 2011	$6,921,128	($4,883)

	3-Month Sterling Futures	35	Long	Mar 2012	6,717,986	(7,174)

	3-Month Sterling Futures	34	Long	Jun 2012	6,514,144	(8,446)

	3-Month Sterling Futures	34	Long	Sep 2012	6,500,923	(11,084)

	Eurodollar Futures	910	Long	Mar 2011	226,191,875	(373,600)

	Eurodollar Futures	900	Long	Jun 2011	223,548,750	(160,763)

	Eurodollar Futures	152	Long	Sep 2011	37,732,100	38,375

	Eurodollar Futures	409	Long	Dec 2011	101,447,338	(98,313)

	Eurodollar Futures	515	Long	Mar 2012	127,610,563	(178,225)

	Eurodollar Futures	525	Long	Jun 2012	129,937,500	(88,000)

	Eurodollar Futures	500	Long	Sep 2012	123,581,250	(334,225)

	Eurodollar Futures	284	Long	Dec 2012	70,073,450	(147,200)

	Eurodollar Futures	223	Long	Mar 2013	54,924,900	(115,562)

	Eurodollar Futures	131	Long	Jun 2013	32,198,163	(80,738)

	Eurodollar Futures	132	Long	Sep 2013	32,373,000	(84,275)

	U.S. Treasury 2-Year Note Futures	171	Long	Mar 2011	37,513,125	29,859

	U.S. Treasury 5-Year Note Futures	77	Long	Mar 2011	9,228,570	3,727

U.S. Treasury 10-Year Note Futures	233	Long	Mar 2011	28,917,484	67,141

($1,553,386)

Forward Foreign Currency Contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of counterparties to timely post collateral (if required), the risk that currency movements will not occur, thereby reducing a Fund’s total return and the potential for losses in excess of the Fund’s unrealized appreciation/depreciation at November 30, 2010.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at November 30, 2010 and the range of notional contracts amounts held by the Funds during the period ended November 30, 2010. In addition, the table details how the Funds used forward foreign currency contracts during the period ended November 30, 2010.

Active Bond Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to approximately $3.1 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Active Bond Fund	Sells

	Pound Sterling	1,950,984	$3,092,309	Royal Bank of Scotland PLC	1/25/2011	$58,779

			$3,092,309			$58,779

Global Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $900.1 million to $1.2 billion, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Global Bond Fund	Buys

	Australian Dollar	1,261,000	$1,216,552	BNP Paribas SA	12/2/2010	($7,884)

	Australian Dollar	1,239,000	1,194,868	Citibank N.A.	12/2/2010	(7,287)

	Australian Dollar	151,000	150,281	Barclays Bank PLC	12/3/2010	(5,565)

	Australian Dollar	600,000	598,163	BNP Paribas SA	12/3/2010	(23,135)

	Australian Dollar	18,095,000	17,999,460	Citibank N.A.	12/3/2010	(657,553)

	Australian Dollar	2,040,000	2,065,500	Royal Bank of Canada	12/3/2010	(110,402)

	Australian Dollar	5,276,000	5,107,455	Royal Bank of Scotland PLC	12/3/2010	(51,035)

	Brazilian Real	2,618,125	1,475,000	HSBC Bank USA	12/2/2010	51,959

	Brazilian Real	151,863	86,615	Morgan Stanley & Company, Inc.	12/2/2010	1,955

	Brazilian Real	454,518	262,000	Royal Bank of Scotland PLC	12/2/2010	3,087

	Brazilian Real	2,455,575	1,450,000	Morgan Stanley & Company, Inc.	12/8/2010	(19,690)

	Brazilian Real	604,905	354,700	Citibank N.A.	3/2/2011	(8,525)

	Canadian Dollar	80,000	78,351	Citibank N.A.	12/6/2010	(428)

	Canadian Dollar	348,000	341,242	Barclays Bank PLC	12/16/2010	(2,337)

	Canadian Dollar	4,763,000	4,651,967	Citibank N.A.	12/16/2010	(13,450)

	Canadian Dollar	2,625,000	2,575,080	Royal Bank of Scotland PLC	12/16/2010	(18,685)

	Chilean Peso	11,892,800	24,182	JPMorgan Chase Bank	1/12/2011	145

	Chinese Yuan Renminbi	12,461,799	1,870,000	Bank of America N.A.	1/10/2011	(1,086)

	Chinese Yuan Renminbi	34,192,201	5,123,000	HSBC Bank USA	1/10/2011	4,856

	Chinese Yuan Renminbi	13,604,848	2,041,000	JPMorgan Chase Bank	1/10/2011	(661)

	Chinese Yuan Renminbi	15,382,114	2,312,000	Morgan Stanley & Company, Inc.	1/10/2011	(5,122)

	Chinese Yuan Renminbi	5,243,872	792,000	Barclays Capital	4/7/2011	(3,489)

	Chinese Yuan Renminbi	2,713,852	410,000	Credit Suisse First Boston London	4/7/2011	(1,923)

	Chinese Yuan Renminbi	1,693,755	256,000	HSBC Bank USA	4/7/2011	(1,313)

	Chinese Yuan Renminbi	2,063,880	312,000	JPMorgan Chase Bank	4/7/2011	(1,658)

	Chinese Yuan Renminbi	14,456,988	2,184,000	Morgan Stanley & Company, Inc.	4/7/2011	(10,132)

	Chinese Yuan Renminbi	15,361,766	2,299,598	Barclays Capital	6/15/2011	15,152

Chinese Yuan Renminbi	11,611,655	1,770,831	Deutsche Bank AG London	6/15/2011	(21,157)

Chinese Yuan Renminbi	7,705,376	1,148,000	HSBC Bank USA	6/15/2011	13,066

Chinese Yuan Renminbi	15,517,000	2,360,000	JPMorgan Chase Bank	6/15/2011	(21,859)

Chinese Yuan Renminbi	30,243,209	4,515,373	Royal Bank of Scotland PLC	6/15/2011	41,752

Chinese Yuan Renminbi	7,508,850	1,130,000	Bank of America N.A.	9/14/2011	5,510

Chinese Yuan Renminbi	7,390,320	1,113,000	Citibank N.A.	9/14/2011	4,585

Chinese Yuan Renminbi	18,401,664	2,768,000	HSBC Bank USA	9/14/2011	14,752

Chinese Yuan Renminbi	36,862,580	5,537,000	JPMorgan Chase Bank	9/14/2011	37,463

Chinese Yuan Renminbi	1,046,000	162,802	Barclays Capital	11/15/2011	(4,345)

Chinese Yuan Renminbi	6,292,666	968,624	Citibank N.A.	11/15/2011	(15,360)

Chinese Yuan Renminbi	2,570,000	400,125	JPMorgan Chase Bank	11/15/2011	(10,800)

Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	9,329

Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	9,183

Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	(877)

Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(746)

Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley & Company, Inc.	9/8/2015	10,297

Danish Krone	24,595,000	4,577,168	Royal Bank of Canada	2/7/2011	(293,590)

Euro	1,865,000	2,468,050	Barclays Bank PLC	12/2/2010	(47,185)

Euro	113,367,000	148,506,583	Royal Bank of Scotland PLC	12/2/2010	(1,350,482)

Euro	6,300,000	8,712,333	UBS AG	12/2/2010	(534,614)

Euro	2,083,200	2,714,805	JPMorgan Chase Bank	12/7/2010	(10,755)

Euro	5,331,000	7,256,696	Citibank N.A.	1/6/2011	(337,678)

Euro	5,836,000	7,887,237	Morgan Stanley & Company, Inc.	1/6/2011	(312,789)

Euro	21,114,000	29,046,530	Morgan Stanley & Company, Inc.	1/25/2011	(1,645,289)

Euro	4,917,000	6,674,507	Royal Bank of Scotland PLC	1/25/2011	(293,343)

Euro	18,553,000	25,117,689	UBS AG	1/25/2011	(1,040,053)

Indian Rupee	40,900,000	903,867	Citibank N.A.	3/9/2011	(26,097)

Indian Rupee	68,948,000	1,529,580	Royal Bank of Scotland PLC	3/9/2011	(49,861)

Indonesian Rupiah	9,207,850,000	999,531	Citibank N.A.	7/27/2011	(12,982)

Indonesian Rupiah	8,377,950,000	893,267	HSBC Bank USA	7/27/2011	4,365

Indonesian Rupiah	2,702,000,000	294,368	JPMorgan Chase Bank	7/27/2011	(4,870)

Indonesian Rupiah	5,241,000,000	565,067	Deutsche Bank AG London	10/31/2011	(12,775)

Indonesian Rupiah	11,063,500,000	1,198,442	Royal Bank of Scotland PLC	10/31/2011	(32,577)

Japanese Yen	239,541,000	2,794,687	Bank of America N.A.	12/6/2010	67,731

Japanese Yen	374,247,000	4,495,400	Barclays Bank PLC	12/6/2010	(23,300)

Japanese Yen	532,591,000	6,471,059	Citibank N.A.	12/6/2010	(106,813)

Japanese Yen	21,732,950,000	266,459,987	Royal Bank of Scotland PLC	12/6/2010	(6,760,050)

Japanese Yen	40,934,000	491,239	UBS AG	12/6/2010	(2,095)

Malaysian Ringgit	21,275	6,855	Deutsche Bank AG London	2/7/2011	(165)

Malaysian Ringgit	10,000	3,229	Royal Bank of Scotland PLC	2/7/2011	(85)

Mexican Peso	15,505,200	1,200,000	Barclays Capital	2/22/2011	33,206

Mexican Peso	18,877,212	1,470,360	JPMorgan Chase Bank	2/22/2011	31,041

Mexican Peso	53,951,748	4,263,000	Morgan Stanley & Company, Inc.	2/22/2011	28,056

Norwegian Krone	13,772,000	2,332,695	Citibank N.A.	2/7/2011	(122,699)

Philippine Peso	11,000,000	255,102	Bank of America N.A.	6/15/2011	(5,483)

Philippine Peso	168,030,000	3,851,738	Citibank N.A.	6/15/2011	(38,686)

Philippine Peso	38,474,000	877,200	Deutsche Bank AG London	6/15/2011	(4,122)

Philippine Peso	28,905,000	660,384	HSBC Bank USA	6/15/2011	(4,452)

Philippine Peso	39,525,000	901,368	JPMorgan Chase Bank	6/15/2011	(4,440)

Philippine Peso	87,995,980	1,999,000	Morgan Stanley & Company, Inc.	6/15/2011	(2,135)

Philippine Peso	25,432,500	591,660	Royal Bank of Scotland PLC	6/15/2011	(14,528)

Pound Sterling	1,945,000	3,106,338	Barclays Bank PLC	12/20/2010	(81,371)

Pound Sterling	1,199,000	1,896,464	BNP Paribas SA	12/20/2010	(31,716)

Pound Sterling	576,000	912,845	Citibank N.A.	12/20/2010	(17,019)

Pound Sterling	3,079,000	4,850,041	Morgan Stanley & Company, Inc.	12/20/2010	(61,417)

Pound Sterling	2,192,000	3,513,642	Royal Bank of Canada	12/20/2010	(104,527)

Pound Sterling	479,000	757,088	Royal Bank of Scotland PLC	12/20/2010	(12,122)

Singapore Dollar	355,183	268,000	Goldman Sachs International	3/9/2011	1,028

Singapore Dollar	1,373,442	1,050,000	HSBC Bank USA	3/9/2011	(9,707)

South Korean Won	1,315,025,000	1,150,000	Barclays Capital	1/19/2011	(14,494)

South Korean Won	254,904,000	228,000	HSBC Bank USA	1/19/2011	(7,894)

South Korean Won	1,355,640,000	1,200,000	JPMorgan Chase Bank	1/19/2011	(29,423)

South Korean Won	5,086,253,600	4,536,000	Morgan Stanley & Company, Inc.	1/19/2011	(144,089)

South Korean Won	278,750,000	250,000	Royal Bank of Scotland PLC	1/19/2011	(9,303)

South Korean Won	1,904,790,000	1,692,626	Barclays Capital	5/9/2011	(38,132)

South Korean Won	3,747,222,500	3,321,499	Citibank N.A.	5/9/2011	(66,675)

South Korean Won	107,234,785	94,497	Goldman Sachs International	5/9/2011	(1,353)

South Korean Won	251,000,000	223,588	HSBC Bank USA	5/9/2011	(5,570)

South Korean Won	578,100,000	509,774	JPMorgan Chase Bank	5/9/2011	(7,638)

South Korean Won	502,000,000	443,718	Royal Bank of Scotland PLC	5/9/2011	(7,682)

Swedish Krona	26,618,000	3,959,421	Royal Bank of Canada	2/7/2011	(182,377)

Taiwan Dollar	188,220	6,060	Deutsche Bank AG London	1/14/2011	122

Taiwan Dollar	115,000	3,642	JPMorgan Chase Bank	1/14/2011	136

Taiwan Dollar	177,000	5,632	Morgan Stanley & Company, Inc.	1/14/2011	181

Taiwan Dollar	96,000	3,029	UBS AG	1/14/2011	124

Taiwan Dollar	106,805	3,482	Deutsche Bank AG London	4/6/2011	35

		$669,661,376			($14,563,890)

Sells

Australian Dollar	2,500,000	$2,398,200	Royal Bank of Scotland PLC	12/2/2010	$1,950

Australian Dollar	5,289,000	5,206,538	Credit Suisse London Branch	12/3/2010	137,660

Australian Dollar	26,192,000	25,682,513	Deutsche Bank AG London	12/3/2010	580,593

Australian Dollar	1,277,000	1,254,806	JPMorgan Chase Bank	12/3/2010	30,953

Australian Dollar	5,025,000	4,886,465	Deutsche Bank AG London	12/16/2010	78,337

Australian Dollar	5,236,000	5,093,735	UBS AG	12/16/2010	83,713

Brazilian Real	604,905	361,461	Citibank N.A.	12/2/2010	8,664

Brazilian Real	1,309,063	737,500	JPMorgan Chase Bank	12/2/2010	(25,980)

Brazilian Real	1,310,538	737,500	Royal Bank of Scotland PLC	12/2/2010	(26,840)

Brazilian Real	2,167,452	1,281,000	BNP Paribas SA	12/8/2010	18,514

Canadian Dollar	1,037,000	1,015,755	Barclays Bank PLC	12/16/2010	5,858

Canadian Dollar	4,436,000	4,389,146	Credit Suisse London Branch	12/16/2010	69,082

Chinese Yuan Renminbi	12,655,151	1,873,197	Barclays Capital	1/10/2011	(24,715)

Chinese Yuan Renminbi	30,205,149	4,462,738	Citibank N.A.	1/10/2011	(67,173)

Chinese Yuan Renminbi	32,780,662	4,851,168	JPMorgan Chase Bank	1/10/2011	(64,997)

Chinese Yuan Renminbi	26,172,346	3,989,047	Citibank N.A.	4/7/2011	53,562

Euro	43,672,000	60,335,622	Credit Suisse London Branch	12/2/2010	3,647,157

Euro	40,715,000	56,521,182	Royal Bank of Scotland PLC	12/2/2010	3,671,052

Euro	37,145,000	51,669,066	UBS AG	12/2/2010	3,452,977

Euro	1,953,000	2,544,441	Morgan Stanley & Company, Inc.	12/7/2010	9,394

Euro	110,354,000	144,356,695	Royal Bank of Scotland PLC	1/4/2011	1,128,799

Euro	13,095,000	17,829,292	Citibank N.A.	1/25/2011	834,916

Euro	3,800,000	5,272,405	Morgan Stanley & Company, Inc.	1/25/2011	340,857

Euro	8,580,000	11,594,583	Royal Bank of Scotland PLC	1/25/2011	459,666

Euro	1,302,000	1,736,490	UBS AG	1/25/2011	46,786

Indian Rupee	94,820	2,043	HSBC Bank USA	3/9/2011	8

Indian Rupee	98,203	2,121	JPMorgan Chase Bank	3/9/2011	14

Indian Rupee	111,842	2,413	UBS AG	3/9/2011	13

Japanese Yen	77,643,000	955,536	Bank of America N.A.	12/6/2010	27,733

Japanese Yen	30,000,000	364,132	Citibank N.A.	12/6/2010	5,644

Japanese Yen	87,846,000	1,090,171	Royal Bank of Canada	12/6/2010	40,448

Japanese Yen	51,993,000	624,514	Royal Bank of Scotland PLC	12/6/2010	3,218

Japanese Yen	2,010,000,000	24,735,874	Citibank N.A.	1/31/2011	697,341

Pound Sterling	1,488,000	2,368,822	Barclays Bank PLC	12/20/2010	54,605

Pound Sterling	33,326,000	53,434,588	Citibank N.A.	12/20/2010	1,604,225

Pound Sterling	2,883,000	4,602,620	Credit Suisse London Branch	12/20/2010	118,825

Pound Sterling	621,000	966,781	Goldman Sachs International	12/20/2010	969

Pound Sterling	128,000	203,214	JPMorgan Chase Bank	12/20/2010	4,141

Pound Sterling	3,881,000	6,141,838	Royal Bank of Scotland PLC	12/20/2010	105,901

Pound Sterling	1,402,000	2,180,394	UBS AG	12/20/2010	(71)

Singapore Dollar	224,911	167,679	Citibank N.A.	3/9/2011	(2,677)

South African Rand	92,876	13,252	HSBC Bank USA	1/28/2011	269

		$517,936,537			$17,111,391

Heritage Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended November 30, 2010, the Fund held foreign forward currency contracts with USD notional absolute values ranging from approximately $0.9 million to $1.8 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Heritage Fund	Sells

	Pound Sterling	622,935	$971,691	Bank of America N.A.	12/31/2010	$2,945

			$971,691			$2,945

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $1.2 million to $5.0 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Income Fund	Sells

	Canadian Dollar	880,000	$854,079	Royal Bank of Canada	1/25/2011	($2,250)

	Canadian Dollar	3,260,000	3,157,966	UBS AG	1/25/2011	(14,343)

	Pound Sterling	255,000	403,180	Bank of Nova Scotia	1/25/2011	6,688

	Pound Sterling	360,000	567,108	UBS AG	1/25/2011	7,354

			$4,982,333			($2,551)

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $14.1 million to $15.1 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Yield Fund	Sells

Euro	4,167,900	$5,851,065	JPMorgan Chase Bank	12/15/2010	$441,174

Euro	2,008,733	2,733,684	Citibank N.A.	2/14/2011	127,080

Euro	4,080,340	5,600,838	UBS AG London	2/14/2011	306,040

		$14,185,587			$874,294

International Equity Index Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $13.6 million to $14.6 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International Equity Index
Fund	Buys

	Australian Dollar	1,500,000	$1,424,850	Goldman Sachs & Company	1/14/2011	$5,256

	Canadian Dollar	2,400,000	2,321,464	Goldman Sachs & Company	1/14/2011	14,504

	Euro	2,500,000	3,367,475	Bank of America N.A.	1/14/2011	(122,879)

	Hong Kong Dollar	2,000,000	257,915	Bank of America N.A.	1/14/2011	(256)

	Japanese Yen	360,000,000	4,286,097	Royal Bank of Scotland PLC	1/14/2011	18,283

	Pound Sterling	1,400,000	2,204,860	Bank of America N.A.	1/14/2011	(27,880)

	Swedish Krona	5,000,000	729,842	Goldman Sachs & Company	1/14/2011	(19,795)

			$14,592,503			($132,767)

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $40.2 million to $40.9 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Investment Quality Bond
Fund	Buys

	Euro	3,455,000	$4,386,537	BNP Paribas SA	12/15/2010	$98,017

	Japanese Yen	238,343,000	2,870,174	Bank of America N.A.	12/15/2010	(21,677)

	Japanese Yen	143,468,000	1,728,030	Goldman Sachs International	12/15/2010	(13,409)

	Japanese Yen	48,636,000	584,827	Westpac Banking Corp.	12/15/2010	(3,566)

	Norwegian Krone	9,555,000	1,661,075	Credit Suisse London Branch	12/15/2010	(123,904)

	Pound Sterling	1,230,000	1,938,431	Goldman Sachs International	12/15/2010	(25,402)

			$13,169,074			($89,941)

	Sells

	Australian Dollar	3,135,000	$2,910,290	Westpac Banking Corp.	12/15/2010	($89,779)

	Brazilian Real	2,729,000	1,550,128	Citibank N.A.	12/15/2010	(37,060)

	Euro	1,564,000	2,097,971	Bank of America N.A.	12/15/2010	67,915

	Euro	879,000	1,202,158	Barclays Bank PLC	12/15/2010	61,226

				Brown Brothers Harriman &
	Euro	977,000	1,281,717	Company	12/15/2010	13,581

	Euro	1,500,000	2,060,430	Goldman Sachs International	12/15/2010	113,446

	Euro	293,000	383,837	HSBC Bank USA	12/15/2010	3,526

	Japanese Yen	430,447,000	5,147,718	Bank of America N.A.	12/15/2010	3,338

	Mexican Peso	14,647,000	1,193,870	Bank of America N.A.	12/15/2010	21,918

	Mexican Peso	7,585,000	603,848	Citibank N.A.	12/15/2010	(3,051)

	Mexican Peso	27,638,000	2,172,582	Royal Bank of Canada	12/15/2010	(38,822)

	Pound Sterling	1,230,000	1,898,099	Bank of America N.A.	12/15/2010	(14,929)

	Pound Sterling	1,378,000	2,175,263	HSBC Bank USA	12/15/2010	32,049

	Pound Sterling	459,000	713,433	Royal Bank of Scotland PLC	12/15/2010	(453)

	Swedish Krona	10,860,000	1,649,403	Credit Suisse London Branch	12/15/2010	105,793

			$27,040,747			$238,698

Mutual Shares Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values as represented below.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Mutual Shares Fund	Buys

	Danish Krone	152,000	$27,859	Bank of America N.A.	1/24/2011	($1,386)

				State Street Bank & Trust
	Danish Krone	194,000	34,198	Company	1/24/2011	(410)

	Euro	2,434,131	3,296,453	Bank of America N.A.	1/18/2011	(137,400)

	Euro	300,000	403,899	Barclays Bank PLC	1/18/2011	(14,554)

	Euro	2,808,724	3,827,283	Deutsche Bank AG London	1/18/2011	(182,078)

				State Street Bank & Trust
	Euro	480,816	656,564	Company	1/18/2011	(32,553)

	Norwegian Krone	2,908,536	475,476	Deutsche Bank AG London	2/16/2011	(8,422)

				State Street Bank & Trust
	Norwegian Krone	2,370,949	404,017	Company	2/16/2011	(23,290)

	Pound Sterling	140,000	223,475	Deutsche Bank AG London	2/14/2011	(5,821)

	Swiss Franc	354,900	355,718	Deutsche Bank AG London	5/10/2011	(935)

			$9,704,942			($406,849)

	Sells

	Danish Krone	1,214,040	$212,754	Bank of America N.A.	1/24/2011	$1,311

				State Street Bank & Trust
	Danish Krone	2,714,830	504,092	Company	1/24/2011	31,264

	Euro	25,388,298	34,642,331	Bank of America N.A.	1/18/2011	1,693,002

	Euro	1,528,760	2,121,613	Deutsche Bank AG London	1/18/2011	137,564

	Japanese Yen	66,769,670	823,747	Barclays Bank PLC	4/20/2011	23,998

	Japanese Yen	24,235,058	295,834	Deutsche Bank AG London	4/20/2011	5,553

			State Street Bank & Trust
Japanese Yen	64,606,015	787,999	Company	4/20/2011	14,165

Norwegian Krone	7,657,830	1,247,773	Bank of America N.A.	2/16/2011	18,075

			State Street Bank & Trust
Norwegian Krone	12,715,483	2,172,050	Company	2/16/2011	130,192

Pound Sterling	75,000	121,892	Bank of America N.A.	2/14/2011	5,292

Pound Sterling	10,000	16,137	Deutsche Bank AG London	2/14/2011	590

			State Street Bank & Trust
Pound Sterling	15,307,461	24,709,191	Company	2/14/2011	911,150

Swiss Franc	4,256,919	4,415,434	Deutsche Bank AG London	5/10/2011	159,918

			State Street Bank & Trust
Swiss Franc	2,663,492	2,761,812	Company	5/10/2011	99,199

		$74,832,659			$3,231,273

Real Return Bond Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $132.6 million to $137.6 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Real Return Bond Fund	Buys

	Brazilian Real	10,846,224	$6,043,811	HSBC Bank USA	12/2/2010	$281,993

	Brazilian Real	10,846,224	6,359,930	Citibank N.A.	3/2/2011	(152,865)

	Canadian Dollar	578,000	566,159	Barclays Bank PLC	12/16/2010	(3,265)

	Canadian Dollar	10,091,000	9,984,416	Credit Suisse London Branch	12/16/2010	(157,148)

	Chinese Yuan Renminbi	5,578,020	840,000	Bank of America N.A.	1/10/2011	(3,456)

	Chinese Yuan Renminbi	9,615,060	1,435,512	Deutsche Bank AG London	1/10/2011	6,472

	Chinese Yuan Renminbi	13,880,000	2,079,868	JPMorgan Chase Bank	1/10/2011	1,736

	Chinese Yuan Renminbi	9,959,700	1,500,000	Morgan Stanley & Company, Inc.	1/10/2011	(6,329)

	Chinese Yuan Renminbi	1,335,000	207,782	Barclays Capital	11/15/2011	(5,545)

Chinese Yuan Renminbi	8,032,795	1,236,481	Citibank N.A.	11/15/2011	(19,607)

Chinese Yuan Renminbi	4,979,150	774,754	JPMorgan Chase Bank	11/15/2011	(20,472)

Euro	6,166,000	8,342,413	Citibank N.A.	1/6/2011	(339,663)

Indian Rupee	5,937,120	126,000	Bank of America N.A.	3/9/2011	1,418

Indian Rupee	16,672,300	370,000	Barclays Capital	3/9/2011	(12,189)

Indian Rupee	138,677,100	3,042,265	Citibank N.A.	3/9/2011	(66,063)

Indian Rupee	111,386,900	2,440,000	Deutsche Bank AG London	3/9/2011	(49,484)

Indian Rupee	76,371,500	1,654,000	JPMorgan Chase Bank	3/9/2011	(14,962)

Indian Rupee	14,560,000	322,991	Royal Bank of Scotland PLC	3/9/2011	(10,513)

Indian Rupee	18,128,000	400,000	UBS AG	3/9/2011	(10,948)

Japanese Yen	146,121,420	1,795,420	Barclays Bank PLC	12/6/2010	(49,328)

Japanese Yen	104,359,040	1,280,000	Citibank N.A.	12/6/2010	(32,952)

Japanese Yen	166,398,060	2,050,000	Deutsche Bank AG London	12/6/2010	(61,611)

Pound Sterling	1,771,000	2,844,986	Morgan Stanley & Company, Inc.	12/20/2010	(90,633)

		$55,696,788			($815,414)

Sells

Australian Dollar	3,055,000	$2,995,574	Deutsche Bank AG London	12/3/2010	$67,720

Brazilian Real	10,846,224	6,481,162	Citibank N.A.	12/2/2010	155,357

Canadian Dollar	9,554,000	9,331,281	Citibank N.A.	12/16/2010	26,978

Euro	1,398,000	1,860,683	Goldman Sachs International	1/4/2011	46,227

Euro	30,897,515	42,958,515	Citibank N.A.	1/25/2011	2,860,464

Japanese Yen	419,723,000	5,147,607	Royal Bank of Scotland PLC	12/6/2010	132,087

Pound Sterling	3,047,000	4,730,727	Citibank N.A.	12/20/2010	(8,130)

Pound Sterling	682,000	1,061,746	Goldman Sachs International	12/20/2010	1,064

Pound Sterling	1,541,000	2,396,567	UBS AG	12/20/2010	(78)

Swiss Franc	22,000	22,166	Royal Bank of Canada	2/7/2011	219

		$76,986,028			$3,281,908

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies, to maintain diversity and liquidity of the Fund and for risk management. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $93.7 million to $99.1 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Spectrum Income Fund	Buys

	Australian Dollar	878,313	$850,910	State Street Bank London	2/18/2011	($17,210)

	Brazilian Real	140,000	81,991	State Street Bank London	2/2/2011	(1,402)

	Canadian Dollar	3,275,000	3,193,067	State Street Bank London	12/3/2010	(2,888)

	Canadian Dollar	620,987	608,394	State Street Bank London	2/18/2011	(4,418)

	Chilean Peso	218,045,000	444,084	State Street Bank London	12/27/2010	2,523

	Chilean Peso	276,150,000	571,858	State Street Bank London	2/10/2011	(8,340)

	Chilean Peso	445,855,150	923,000	State Street Bank London	2/15/2011	(13,524)

	Chinese Yuan Renminbi	16,617,000	2,483,588	State Street Bank London	12/22/2010	8,452

	Chinese Yuan Renminbi	4,748,455	719,341	State Street Bank London	7/7/2011	(3,187)

	Colombian Peso	1,145,450,000	630,928	State Street Bank London	2/2/2011	(38,964)

	Czech Koruna	4,230,858	233,611	State Street Bank London	2/18/2011	(13,591)

	Danish Krone	959,973	174,801	State Street Bank London	2/18/2011	(7,603)

	Euro	1,965,000	2,589,835	State Street Bank London	12/3/2010	(39,175)

	Euro	1,415,000	1,902,606	State Street Bank London	12/9/2010	(65,911)

	Euro	870,784	1,175,808	State Street Bank London	2/18/2011	(45,873)

	Hungarian Forint	31,613,632	153,019	State Street Bank London	2/18/2011	(8,202)

	Indian Rupee	62,385,000	1,332,586	State Street Bank London	12/16/2010	23,744

	Indian Rupee	51,318,120	1,143,000	State Street Bank London	1/20/2011	(33,847)

	Indian Rupee	29,260,000	651,961	State Street Bank London	1/25/2011	(20,080)

	Indian Rupee	28,732,800	640,000	State Street Bank London	2/18/2011	(21,753)

	Indonesian Rupiah	807,750,000	90,000	State Street Bank London	2/18/2011	(1,603)

	Japanese Yen	876,762,142	10,541,802	State Street Bank London	2/18/2011	(53,268)

	Malaysian Ringgit	950,307	307,000	State Street Bank London	12/22/2010	(7,343)

Mexican Peso	6,822,000	543,499	State Street Bank London	12/3/2010	2,893

Mexican Peso	5,740,000	458,210	State Street Bank London	2/18/2011	(1,522)

Norwegian Krone	11,965,000	2,071,180	State Street Bank London	1/26/2011	(150,043)

Norwegian Krone	15,502,839	2,556,326	State Street Bank London	2/18/2011	(69,930)

Philippine Peso	52,137,600	1,200,000	State Street Bank London	2/18/2011	(15,324)

Polish Zloty	1,365,000	451,833	State Street Bank London	12/14/2010	(11,991)

Pound Sterling	23,792	38,000	State Street Bank London	2/18/2011	(1,013)

Russian Ruble	18,552,400	601,510	State Street Bank London	12/23/2010	(14,492)

Singapore Dollar	1,325,000	1,026,336	State Street Bank London	1/26/2011	(22,845)

Singapore Dollar	1,589,278	1,222,087	State Street Bank London	2/18/2011	(18,375)

Singapore Dollar	650,000	501,249	State Street Bank London	2/22/2011	(8,934)

South Korean Won	498,785,000	429,617	State Street Bank London	12/23/2010	727

South Korean Won	1,036,985,200	927,000	State Street Bank London	1/14/2011	(31,760)

South Korean Won	663,695,000	586,977	State Street Bank London	2/17/2011	(13,011)

Swedish Krona	6,625,000	895,222	State Street Bank London	12/1/2010	46,786

Swedish Krona	7,399,333	1,055,637	State Street Bank London	2/18/2011	(6,066)

Swedish Krona	3,595,000	508,487	State Street Bank London	3/2/2011	1,251

Swiss Franc	495,000	510,957	State Street Bank London	1/26/2011	(17,256)

Swiss Franc	1,865,641	1,890,789	State Street Bank London	2/18/2011	(29,206)

Taiwan Dollar	21,243,200	710,000	State Street Bank London	2/16/2011	(11,627)

Turkish Lira	187,364	128,561	State Street Bank London	2/18/2011	(5,385)

		$49,756,667			($750,586)

Sells

Brazilian Real	3,230,000	$1,871,076	State Street Bank London	2/2/2011	$11,763

Brazilian Real	7,843,270	4,480,000	State Street Bank London	2/18/2011	(19,794)

Canadian Dollar	3,275,000	3,115,131	State Street Bank London	12/3/2010	(75,047)

Canadian Dollar	2,035,000	1,983,624	State Street Bank London	2/28/2011	4,799

Chilean Peso	36,219,000	75,000	State Street Bank London	2/15/2011	1,119

Chinese Yuan Renminbi	680,000	102,874	State Street Bank London	12/22/2010	895

Colombian Peso	1,145,450,000	620,000	State Street Bank London	2/2/2011	28,036

Euro	1,965,000	2,512,884	State Street Bank London	12/3/2010	(37,777)

Euro	6,319,807	8,226,000	State Street Bank London	12/9/2010	22,778

Euro	425,000	596,203	State Street Bank London	1/26/2011	44,650

Euro	7,814,184	10,586,425	State Street Bank London	2/18/2011	446,703

Euro	2,140,000	2,797,205	State Street Bank London	3/1/2011	20,515

Indian Rupee	44,985,000	976,449	State Street Bank London	12/16/2010	(1,582)

Indian Rupee	27,271,440	588,000	State Street Bank London	1/20/2011	(1,425)

Japanese Yen	41,885,000	517,271	State Street Bank London	1/24/2011	16,398

Japanese Yen	51,074,362	614,000	State Street Bank London	2/18/2011	3,007

Japanese Yen	42,490,000	508,753	State Street Bank London	2/22/2011	421

Malaysian Ringgit	2,993,155	960,000	State Street Bank London	12/22/2010	16,178

Mexican Peso	6,822,000	533,759	State Street Bank London	12/3/2010	(12,634)

Mexican Peso	7,196,873	577,972	State Street Bank London	2/18/2011	5,372

Mexican Peso	6,695,000	528,869	State Street Bank London	3/1/2011	(3,299)

Polish Zloty	1,346,568	460,082	State Street Bank London	2/18/2011	27,901

Pound Sterling	694,702	1,107,748	State Street Bank London	2/18/2011	27,743

South African Rand	4,870,000	693,782	State Street Bank London	1/27/2011	12,902

South African Rand	12,000,108	1,682,374	State Street Bank London	2/18/2011	9,950

South Korean Won	170,730,000	153,000	State Street Bank London	1/14/2011	5,607

Swedish Krona	6,625,000	983,417	State Street Bank London	12/1/2010	41,409

Swiss Franc	495,000	496,539	State Street Bank London	1/26/2011	2,838

Swiss Franc	599,449	607,000	State Street Bank London	2/18/2011	8,855

Turkish Lira	571,350	390,000	State Street Bank London	2/18/2011	14,389

		$49,345,437			$622,670

Total Return Fund

The Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $324.2 million to $443.6 million, as measured at each quarter end.

		Principal	Principal
		Amount	Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Total Return Fund	Buys

	Australian Dollar	5,848,000	$5,742,151	Bank of America N.A.	12/3/2010	($137,538)

	Brazilian Real	40,149,731	22,398,134	HSBC Bank USA	12/2/2010	1,018,250

	Brazilian Real	1,038,500	596,470	Morgan Stanley & Company, Inc.	12/2/2010	9,211

	Brazilian Real	10,876,300	6,100,000	Royal Bank of Scotland PLC	12/2/2010	243,345

	Brazilian Real	52,064,531	30,529,220	Citibank N.A.	3/2/2011	(733,791)

	Brazilian Real	372,200	200,000	Bank of America N.A.	9/2/2011	4,832

	Brazilian Real	185,950	100,000	Morgan Stanley & Company, Inc.	9/2/2011	2,333

	Canadian Dollar	1,124,127	1,100,000	Citibank N.A.	12/2/2010	(4,967)

	Canadian Dollar	305,557	300,000	Morgan Stanley & Company, Inc.	12/2/2010	(2,352)

	Canadian Dollar	1,121,934	1,100,000	Citibank N.A.	12/6/2010	(7,185)

	Canadian Dollar	203,530	200,000	Deutsche Bank AG London	12/6/2010	(1,753)

	Canadian Dollar	923,103	900,000	Citibank N.A.	12/7/2010	(872)

	Canadian Dollar	205,329	200,000	Deutsche Bank AG London	12/7/2010	(4)

	Canadian Dollar	513,142	500,000	Morgan Stanley & Company, Inc.	12/7/2010	(186)

	Canadian Dollar	1,318,000	1,290,999	Barclays Bank PLC	12/16/2010	(7,445)

	Canadian Dollar	6,874,000	6,748,576	Citibank N.A.	12/16/2010	(54,230)

	Canadian Dollar	3,062,000	3,029,658	Credit Suisse London Branch	12/16/2010	(47,685)

	Canadian Dollar	10,254,000	10,051,749	Royal Bank of Scotland PLC	12/16/2010	(65,741)

	Chinese Yuan Renminbi	1,549,000	241,089	Barclays Capital	11/15/2011	(6,434)

	Chinese Yuan Renminbi	9,317,509	1,434,235	Citibank N.A.	11/15/2011	(22,743)

	Chinese Yuan Renminbi	22,915,219	3,569,071	HSBC Bank USA	11/15/2011	(97,686)

	Chinese Yuan Renminbi	26,307,000	4,089,760	JPMorgan Chase Bank	11/15/2011	(104,561)

	Chinese Yuan Renminbi	27,280,000	4,266,767	Barclays Capital	2/13/2012	(113,273)

	Indian Rupee	45,660,000	1,000,000	Barclays Capital	1/12/2011	(11,827)

	Indian Rupee	50,028,000	1,100,000	Citibank N.A.	1/12/2011	(17,295)

	Indian Rupee	20,606,000	455,986	Barclays Capital	3/9/2011	(13,753)

	Indian Rupee	12,000,000	266,667	Royal Bank of Scotland PLC	3/9/2011	(9,130)

Indonesian Rupiah	2,941,760,000	320,000	Citibank N.A.	4/15/2011	(700)

Indonesian Rupiah	1,846,000,000	200,000	JPMorgan Chase Bank	4/15/2011	366

Indonesian Rupiah	921,000,000	100,000	Morgan Stanley & Company, Inc.	4/15/2011	(34)

Indonesian Rupiah	9,463,559,500	1,021,452	Barclays Capital	7/27/2011	(7,506)

Indonesian Rupiah	661,500,000	70,000	BNP Paribas SA	7/27/2011	875

Indonesian Rupiah	16,454,000,000	1,773,822	Citibank N.A.	7/27/2011	(10,906)

Indonesian Rupiah	16,247,100,000	1,738,865	HSBC Bank USA	7/27/2011	1,884

Indonesian Rupiah	3,329,000,000	362,676	JPMorgan Chase Bank	7/27/2011	(5,999)

Indonesian Rupiah	661,500,000	70,000	Royal Bank of Scotland PLC	7/27/2011	875

Indonesian Rupiah	6,456,000,000	696,065	Deutsche Bank AG London	10/31/2011	(15,736)

Indonesian Rupiah	13,629,200,000	1,476,368	Royal Bank of Scotland PLC	10/31/2011	(40,133)

Japanese Yen	50,056,000	604,235	Bank of America N.A.	12/6/2010	(6,086)

Japanese Yen	187,044,000	2,290,909	Barclays Bank PLC	12/6/2010	(55,809)

Japanese Yen	64,957,000	801,246	Citibank N.A.	12/6/2010	(25,036)

Japanese Yen	49,830,000	597,622	Credit Suisse London Branch	12/6/2010	(2,173)

Japanese Yen	315,078,000	3,903,151	Morgan Stanley & Company, Inc.	12/6/2010	(138,097)

Japanese Yen	88,533,000	1,098,697	Royal Bank of Canada	12/6/2010	(40,764)

Japanese Yen	339,938,000	4,176,218	Royal Bank of Scotland PLC	12/6/2010	(114,097)

Japanese Yen	150,197,000	1,837,836	UBS AG	12/6/2010	(43,043)

Malaysian Ringgit	3,970,000	1,278,947	Barclays Capital	2/7/2011	(30,558)

Malaysian Ringgit	1,390,000	448,387	Citibank N.A.	2/7/2011	(11,294)

Malaysian Ringgit	2,450,000	789,431	Deutsche Bank AG London	2/7/2011	(19,015)

Malaysian Ringgit	930,000	300,000	HSBC Bank USA	2/7/2011	(7,556)

Malaysian Ringgit	3,008,696	971,217	JPMorgan Chase Bank	2/7/2011	(25,116)

Malaysian Ringgit	1,300,000	419,802	Royal Bank of Scotland PLC	2/7/2011	(11,010)

Mexican Peso	51,831,516	4,040,469	Bank of America N.A.	2/22/2011	81,954

Mexican Peso	7,494,974	580,461	Barclays Capital	2/22/2011	15,653

Mexican Peso	38,824,567	3,074,281	Citibank N.A.	2/22/2011	13,633

Mexican Peso	1,273,450	100,000	Deutsche Bank AG London	2/22/2011	1,284

Mexican Peso	11,320,850	900,000	JPMorgan Chase Bank	2/22/2011	404

Mexican Peso	105,592,960	8,400,000	Morgan Stanley & Company, Inc.	2/22/2011	(1,658)

Mexican Peso	7,588,840	600,000	UBS AG	2/22/2011	3,579

Philippine Peso	26,469,000	600,000	Citibank N.A.	2/7/2011	1,432

Philippine Peso	13,218,000	300,000	JPMorgan Chase Bank	2/7/2011	341

Philippine Peso	13,200,000	300,000	Bank of America N.A.	4/15/2011	(231)

Philippine Peso	8,496,000	200,000	Barclays Capital	4/15/2011	(7,058)

Philippine Peso	19,495,500	450,000	Citibank N.A.	4/15/2011	(7,262)

Philippine Peso	19,527,000	450,000	JPMorgan Chase Bank	4/15/2011	(6,546)

Philippine Peso	6,000,000	139,147	Bank of America N.A.	6/15/2011	(2,990)

Philippine Peso	115,790,000	2,600,000	Barclays Capital	6/15/2011	27,586

Philippine Peso	67,928,000	1,570,504	Citibank N.A.	6/15/2011	(29,036)

Philippine Peso	20,951,000	480,643	Deutsche Bank AG London	6/15/2011	(5,209)

Philippine Peso	9,247,000	211,263	HSBC Bank USA	6/15/2011	(1,424)

Philippine Peso	52,521,000	1,188,369	JPMorgan Chase Bank	6/15/2011	3,473

Philippine Peso	87,637,500	2,000,000	Citibank N.A.	11/15/2011	(13,206)

Philippine Peso	13,215,000	300,000	Deutsche Bank AG London	11/15/2011	(408)

Philippine Peso	13,176,000	300,000	Goldman Sachs International	11/15/2011	(1,292)

Philippine Peso	39,498,000	900,000	JPMorgan Chase Bank	11/15/2011	(4,557)

Pound Sterling	2,600,000	4,072,819	Citibank N.A.	12/20/2010	(29,161)

Pound Sterling	1,300,000	2,050,555	Royal Bank of Scotland PLC	12/20/2010	(28,726)

Singapore Dollar	1,182,399	899,999	JPMorgan Chase Bank	1/14/2011	(4,497)

Singapore Dollar	128,466	100,000	Citibank N.A.	2/24/2011	(2,698)

Singapore Dollar	1,174,923	900,000	HSBC Bank USA	2/24/2011	(10,097)

Singapore Dollar	521,879	400,000	Morgan Stanley & Company, Inc.	2/24/2011	(4,722)

Singapore Dollar	396,480	300,000	Citibank N.A.	3/9/2011	308

Singapore Dollar	385,590	300,000	Goldman Sachs International	3/9/2011	(7,941)

Singapore Dollar	1,308,612	1,000,000	HSBC Bank USA	3/9/2011	(8,812)

Singapore Dollar	775,050	600,000	JPMorgan Chase Bank	3/9/2011	(12,950)

Singapore Dollar	132,170	100,000	Morgan Stanley & Company, Inc.	3/9/2011	110

Singapore Dollar	257,280	200,000	Citibank N.A.	6/9/2011	(5,120)

Singapore Dollar	1,857,876	1,425,439	Deutsche Bank AG London	6/9/2011	(18,168)

Singapore Dollar	2,270,030	1,750,000	Goldman Sachs International	6/9/2011	(30,539)

Singapore Dollar	1,491,875	1,150,000	JPMorgan Chase Bank	6/9/2011	(19,961)

South African Rand	2,185,200	300,000	Barclays Bank PLC	1/28/2011	5,471

South African Rand	36,965,777	5,277,565	HSBC Bank USA	1/28/2011	(110,082)

South African Rand	4,974,080	700,000	JPMorgan Chase Bank	1/28/2011	(4,668)

South African Rand	2,090,250	300,000	Morgan Stanley & Company, Inc.	1/28/2011	(7,802)

South African Rand	2,280,450	300,000	Barclays Bank PLC	9/13/2011	9,086

South African Rand	759,900	100,000	Morgan Stanley & Company, Inc.	9/13/2011	2,995

South African Rand	760,000	100,000	UBS AG	9/13/2011	3,008

South Korean Won	346,230,000	300,000	Citibank N.A.	1/19/2011	(1,035)

South Korean Won	1,037,190,000	900,000	JPMorgan Chase Bank	1/19/2011	(4,400)

South Korean Won	6,025,751,000	5,300,000	Morgan Stanley & Company, Inc.	1/19/2011	(96,845)

South Korean Won	341,490,000	300,000	Bank of America N.A.	5/9/2011	(3,383)

South Korean Won	477,700,000	426,413	Barclays Capital	5/9/2011	(11,485)

South Korean Won	2,621,860,000	2,330,698	Citibank N.A.	5/9/2011	(53,359)

South Korean Won	450,115,350	400,824	Goldman Sachs International	5/9/2011	(9,856)

South Korean Won	612,250,000	538,732	HSBC Bank USA	5/9/2011	(6,933)

South Korean Won	3,337,720,000	2,944,782	JPMorgan Chase Bank	5/9/2011	(45,650)

South Korean Won	1,346,556,000	1,200,000	Morgan Stanley & Company, Inc.	5/9/2011	(30,386)

South Korean Won	537,000,000	474,654	Royal Bank of Scotland PLC	5/9/2011	(8,218)

Taiwan Dollar	6,230,374	200,588	Deutsche Bank AG London	1/14/2011	4,049

Taiwan Dollar	3,814,000	120,773	JPMorgan Chase Bank	1/14/2011	4,499

Taiwan Dollar	5,871,000	186,826	Morgan Stanley & Company, Inc.	1/14/2011	6,008

Taiwan Dollar	3,180,000	100,331	UBS AG	1/14/2011	4,116

Taiwan Dollar	9,911,000	325,805	Bank of America N.A.	4/6/2011	496

Taiwan Dollar	6,900,000	224,939	Deutsche Bank AG London	4/6/2011	2,231

Taiwan Dollar	10,169,926	336,085	JPMorgan Chase Bank	4/6/2011	(1,259)

		$203,480,442			($1,257,062)

Sells

Brazilian Real	52,064,531	$31,111,163	Citibank N.A.	12/2/2010	$745,753

Canadian Dollar	1,429,684	1,399,675	Royal Bank of Scotland PLC	12/2/2010	6,993

Euro	9,929,000	13,433,639	Citibank N.A.	1/6/2011	546,953

Euro	119,000	157,419	Barclays Bank PLC	1/25/2011	2,984

Euro	30,501,000	42,349,130	Citibank N.A.	1/25/2011	2,765,668

Japanese Yen	2,275,785,000	27,910,900	Royal Bank of Scotland PLC	12/6/2010	716,192

Japanese Yen	4,650,000,000	56,862,650	Deutsche Bank AG London	1/24/2011	1,256,592

Japanese Yen	4,480,000,000	54,814,634	JPMorgan Chase Bank	1/24/2011	1,241,486

Pound Sterling	3,785,000	5,876,534	Citibank N.A.	12/20/2010	(10,099)

Pound Sterling	87,000	136,733	Credit Suisse London Branch	12/20/2010	1,426

Pound Sterling	815,000	1,268,803	Goldman Sachs International	12/20/2010	1,271

Pound Sterling	995,000	1,567,324	Morgan Stanley & Company, Inc.	12/20/2010	19,847

Pound Sterling	192,000	302,277	Royal Bank of Scotland PLC	12/20/2010	3,669

Pound Sterling	1,841,000	2,863,129	UBS AG	12/20/2010	(92)

		$240,054,010			$7,298,643

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked -to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the period ended November 30, 2010, the Funds used purchased options for the following reasons: Global Bond Fund used purchased options to enhance potential gain/income, and Real Return Bond Fund used purchased options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. During the period ended November 30, 2010, Global Bond Fund and Real Return Bond Fund held purchased options with market values ranging from $0 to approximately $17,000 and $0 to approximately $45,000, respectively.

The following tables summarize the Funds’ written options activities during the period ended November 30, 2010. In addition the table details how the Funds used written option contracts during the period ended November 30, 2010.

	Number of Contracts	Premiums Received

Alpha Opportunities Fund

Outstanding, beginning of period	370	$59,318

Options written	432	137,190

Option closed	(354)	(102,366)

Options expired	(128)	(41,165)

Options exercised	(320)	(52,977)

Outstanding, end of period	-	-

Global Bond Fund

Outstanding, beginning of period	217,300,000	$1,683,382

Options written	411,340,371	2,618,483

Option closed	(13,200,000)	(76,408)

Options expired	(155,040,000)	(1,173,235)

Outstanding, end of period	460,400,371	$3,052,222

Real Return Bond Fund

Outstanding, beginning of period	240,900,000	$1,953,290

Options written	229,800,708	1,599,592

Option closed	(10,500,052)	(77,000)

Options expired	(120,000,510)	(1,195,252)

Outstanding, end of period	340,200,146	$2,280,630

Strategic Bond Fund

Outstanding, beginning of period	273	$148,541

Options written	31	11,712

Option closed	(179)	(126,297)

Options expired	(125)	(33,956)

Outstanding, end of period	-	-

Total Return Fund

Outstanding, beginning of period	653,000,118	$4,990,767

Options written	531,701,026	3,668,875

Options closed	(141,900,000)	(543,246)

Options expired	(289,600,894)	(1,689,400)

Outstanding, end of period	753,200,250	$6,426,996

Value & Restructuring

Outstanding, beginning of period	8,498	$1,738,841

Options written	5,810	647,066

Option closed	(5,572)	(1,071,793)

Options expired	(4,821)	(511,158)

Options exercised	(2,522)	(458,525)

Outstanding, end of period	1,393	$344,431

Options on Securities

Value & Restructuring Fund

The Fund used written options to enhance potential gain/income.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Value & Restructuring
Fund	Calls

	America Movil ADR	$60.00	Dec 2010	95	$10,355	($1,425)

	ConocoPhillips	62.50	Jan 2011	150	28,864	(17,550)

	Eaton Corp.	95.00	Dec 2010	90	10,267	(28,800)

	PPG Industries, Inc.	80.00	Jan 2011	263	55,410	(46,025)

	Schnitzer Steel Industries	44.00	Jan 2011	195	143,128	(260,325)

	Southern Copper Corp.	50.00	Jan 2011	95	10,114	(2,850)

Stanley Black & Decker, Inc.	65.00	Dec 2010	95	6,650	(950)

Tyco International Ltd.	40.00	Dec 2010	95	5,997	(950)

Union Pacific Corp.	95.00	Dec 2010	175	22,848	(7,875)

United Technologies Corp.	75.00	Jan 2011	140	50,798	(37,100)

			1,393	$344,431	($403,850)

Options on Exchange -Traded Futures Contracts

Global Bond Fund

The Fund used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

			Expiration	Number of
Fund	Description	Exercise Price	Date	Contracts	Premium	Value

Global Bond Fund	Puts

	Eurodollar Futures	$99.50	Dec 2010	371	$87,185	($16,231)

				371	$87,185	($16,231)

Real Return Bond Fund

The Fund used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

			Expiration	Number of
Fund	Description	Exercise Price	Date	Contracts	Premium	Value

Real Return Bond Fund	Calls

	Eurodollar Futures	$99.50	Dec 2010	28	$8,680	($9,800)

	U.S. Treasury 10-Year Note Futures	129.00	Jan 2011	45	18,345	(6,328)

				73	$27,025	($16,128)

	Puts

	Eurodollar Futures	$99.50	Dec 2010	28	$6,755	($1,225)

	U.S. Treasury 10-Year Note Futures	124.00	Jan 2011	45	22,985	(62,578)

				73	$29,740	($63,803)

Total Return Fund

The Fund used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

			Expiration	Number of
Fund	Description	Exercise Price	Date	Contracts	Premium	Value

Total Return Fund	Calls

	U.S. Treasury 10-Year Note Futures	$129.00	Jan 2011	125	$51,039	($17,578)

				125	$51,039	($17,578)

	Puts

	U.S. Treasury 10-Year Note Futures	$124.00	Jan 2011	125	$63,875	($173,828)

				125	$63,875	($173,828)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund

The Fund used written inflation floor options to enhance potential gain/income.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Global Bond	Floor- OTC			Maximum of ((1+0.0%)[10] -
Fund	CPURNSA Index	Citibank NA	217.965	(Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($18,383)

	Floor- OTC	Deutsche Bank		Maximum of ((1+0.0%)[10] -
	CPURNSA Index	AG	218.011	(Index Final/Index Initial)) or $0	Oct 2020	USD	2,000,000	19,600	(18,300)

							3,700,000	$41,530	($36,683)

Real Return Bond Fund

The Fund used written inflation floor options to enhance potential gain/income.

			Strike		Expiration	Notional
Fund	Description	Counterparty	Index	Exercise Index	Date	Amount	Premium	Value

Real Return	Floor- OTC			Maximum of ((1+0.0%)[10] -
Bond Fund	CPURNSA Index	Citibank NA	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	12,300,000	$103,980	($128,743)

	Floor- OTC	Deutsche Bank		Maximum of ((1+0.0%)[10] -
	CPURNSA Index	AG	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	2,900,000	21,750	(25,948)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA Index	Citibank NA	216.687	(Index Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	213,520	(254,307)

							39,100,000	$339,250	($408,998)

Total Return Fund

The Fund used written inflation floor options to enhance potential gain/income.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Total Return	Floor- OTC	Deutsche Bank		Maximum of ((1+0.0%)[10] -
Fund	CPURNSA Index	AG	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	$12,000	($14,316)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA Index	Citibank NA	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	38,060	(47,101)

	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA Index	Citibank NA	216.687	(Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(117,045)

	Floor- OTC			Maximum of ((1+0.0%)10 -
	CPURNSA Index	Citibank NA	217.965	(Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(44,336)

							21,200,000	$201,050	($222,798)

Forward Volatility Options

Global Bond Fund

The Fund used written forward volatility options to enhance potential gain/income.

			Exercise	Expiration	Notional
Fund	Description	Counterparty	Price *	Date	Amount	Premium	Value

Global Bond Fund

Call & Put - OTC 1-Year
Forward Volatility Agreement	JP Morgan Chase Bank	-	Oct 2011	$2,600,000	$13,208	($16,262)

Call & Put - OTC 2-Year	Morgan Stanley Capital
Forward Volatility Agreement	Services, Inc.	-	Nov 2011	12,800,000	139,191	(170,218)

				$15,400,000	$152,399	($186,480)

* Exercise price determined on a future date, based upon implied volatility parameters.

Real Return Bond Fund

The Fund used written forward volatility options to enhance potential gain/income.

			Exercise	Expiration	Notional
Fund	Description	Counterparty	Price *	Date	Amount	Premium	Value

Real Return Bond Fund

	Call & Put - OTC 1-Year	Goldman Sachs
	Forward Volatility Agreement	International	-	Oct 2011	$5,400,000	$28,513	($36,237)

	Call & Put - OTC 1-Year
	Forward Volatility Agreement	JP Morgan Chase Bank	-	Oct 2011	5,500,000	27,940	(34,400)

	Call & Put - OTC 2-Year	Morgan Stanley Capital
	Forward Volatility Agreement	Services, Inc.	-	Oct 2011	11,900,000	132,156	(159,460)

	Call & Put - OTC 2-Year	Morgan Stanley Capital
	Forward Volatility Agreement	Services, Inc.	-	Nov 2011	13,600,000	147,886	(180,856)

					$36,400,000	$336,495	($410,953)

* Exercise price determined on a future date, based upon implied volatility parameters.

Total Return Fund

The Fund used written forward volatility options to enhance potential gain/income.

			Exercise	Expiration	Notional
Fund	Description	Counterparty	Price *	Date	Amount	Premium	Value

Total Return Fund	Puts

Call & Put - OTC 1-Year
Forward Volatility Agreement	JP Morgan Chase Bank	-	Oct 2011	$13,300,000	$67,564	($83,186)

Call & Put - OTC 2-Year	Morgan Stanley Capital
Forward Volatility Agreement	Services, Inc.	-	Oct 2011	43,500,000	483,455	(582,899)

Call & Put - OTC 2-Year	Morgan Stanley Capital
Forward Volatility Agreement	Services, Inc.	-	Nov 2011	35,400,000	385,010	(470,759)

				92,200,000	$936,029	($1,136,844)

* Exercise price determined on a future date, based upon implied volatility parameters.

Foreign Currency Options

Global Bond Fund

The Fund used written options to enhance potential gain/income.

							USD
			Exercise	Expiration		Notional	Notional
Fund	Description	Counterparty	Price	Date		Amount	Amount	Premium	Value

Global
Bond Fund	Calls

	Euro versus U.S. Dollar	Barclays Bank PLC	$1.88	Dec 2010	EUR	5,600,000	$7,269,083	$60,144	($7)

	Euro versus U.S. Dollar	JPMorgan Chase Bank	1.72	Dec 2010	EUR	5,700,000	7,398,888	71,399	(71,399)

	Euro versus U.S. Dollar	Bank of America N.A.	1.73	Jan 2011	EUR	3,800,000	4,932,592	69,180	(69,180)

	U.S. Dollar versus
	Brazilian Real	BNP Paribas	1.77	Dec 2010	USD	6,100,000	6,100,000	56,425	(1,592)

	U.S. Dollar versus
	Brazilian Real	HSBC Bank USA	1.74	Dec 2010	USD	5,400,000	5,400,000	48,330	(12,134)

	U.S. Dollar versus	Morgan Stanley Capital
	South Korean Won	Services, Inc.	1,160.00	Dec 2010	USD	7,000,000	7,000,000	81,200	(54,082)

						33,600,000	$38,100,563	$386,678	($208,394)

	Puts

Australian Dollar
versus U.S. Dollar	Bank of America N.A.	$0.90	Dec 2010	AUD	6,300,000	$6,038,549	$62,269	($8,822)

Australian Dollar
versus U.S. Dollar	Citibank N.A.	0.92	Dec 2010	AUD	8,000,000	7,667,999	91,200	(55,210)

Australian Dollar
versus U.S. Dollar	Bank of America N.A.	0.92	Dec 2010	AUD	6,800,000	6,517,799	86,609	(132,181)

					21,100,000	$20,224,347	$240,078	($196,213)

Interest Rate Swaptions

Global Bond Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Global
Bond Fund	Calls

	1-Year Interest		3-Month USD
	Rate Swap	Deutsche Bank AG	LIBOR	Receive	0.50%	Feb 2011	USD	34,000,000	$23,800	($16,708)

	5-Year Interest		3-Month USD
	Rate Swap	Citibank N.A.	LIBOR	Receive	1.50%	Dec 2010	USD	3,400,000	11,220	(137)

	5-Year Interest		3-Month USD
	Rate Swap	JP Morgan Chase Bank	LIBOR	Receive	1.50%	Dec 2010	USD	3,400,000	11,220	(137)

								40,800,000	$46,240	($16,982)

	Puts

	1-Year Interest		3-Month USD
	Rate Swap	Deutsche Bank AG	LIBOR	Receive	0.50%	Feb 2011	USD	34,000,000	$47,175	($71,618)

	2-Year Interest		3-Month USD
	Rate Swap	Bank of America N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	25,900,000	228,133	(186,350)

	2-Year Interest	The Royal Bank of	3-Month USD
	Rate Swap	Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	50,800,000	390,799	(365,506)

3-Year Interest		3-Month USD
Rate Swap	Bank of America N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	10,800,000	109,872	(69,946)

3-Year Interest		3-Month USD
Rate Swap	Barclays Bank PLC	LIBOR	Receive	3.00%	Jun 2012	USD	5,000,000	44,795	(32,382)

3-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	8,100,000	87,856	(52,460)

3-Year Interest		3-Month USD
Rate Swap	Deutsche Bank AG	LIBOR	Receive	2.75%	Jun 2012	USD	6,900,000	71,626	(54,206)

3-Year Interest		3-Month USD
Rate Swap	Deutsche Bank AG	LIBOR	Receive	3.00%	Jun 2012	USD	6,400,000	69,580	(41,450)

3-Year Interest		3-Month USD
Rate Swap	JPMorgan Chase Bank	LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	71,054	(48,574)

3-Year Interest	The Royal Bank of	3-Month USD
Rate Swap	Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	7,700,000	85,321	(49,869)

3-Year Interest	The Royal Bank of	3-Month USD
Rate Swap	Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	6,600,000	64,680	(51,849)

5-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	2.10%	Dec 2010	USD	3,400,000	15,980	(1,835)

5-Year Interest		3-Month USD
Rate Swap	JP Morgan Chase Bank	LIBOR	Receive	2.10%	Dec 2010	USD	3,400,000	15,640	(1,835)

10-Year Interest	Morgan Stanley Capital	3-Month USD
Rate Swap	Services, Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(2,691)

							183,100,000	$1,342,111	($1,030,571)

Real Return Bond Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Real Return
Bond Fund	Calls

	5-Year Interest		3 Month USD-
	Rate Swap	BNP Paribas	LIBOR	Receive	1.35%	Dec 2010	USD	19,800,000	$26,190	($57)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	1.50%	Dec 2010	USD	10,000,000	33,000	(404)

5-Year Interest		3 Month USD-
Rate Swap	Credit Suisse International	LIBOR	Receive	1.35%	Dec 2010	USD	9,500,000	22,562	(28)

5-Year Interest	Morgan Stanley Capital	3 Month USD-
Rate Swap	Services, Inc.	LIBOR	Receive	1.50%	Dec 2010	USD	6,800,000	18,870	(275)

							46,100,000	$100,622	($764)

Puts

1-Year Interest	Goldman Sachs Capital	3 Month USD-
Rate Swap	Markets, LP	LIBOR	Receive	1.00%	Nov 2012	USD	12,600,000	$71,887	($93,655)

2-Year Interest		3 Month USD-
Rate Swap	Bank of America N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	3,400,000	23,237	(24,463)

2-Year Interest	Morgan Stanley Capital	3 Month USD-
Rate Swap	Services, Inc.	LIBOR	Receive	2.25%	Sep 2012	USD	1,500,000	9,600	(10,792)

2-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	67,900,000	547,222	(488,540)

3-Year Interest		3 Month USD-
Rate Swap	Bank of America N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	35,000,000	328,912	(226,677)

3-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	86,014	(48,574)

5-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	4.00%	Dec 2010	USD	9,000,000	61,725	(1)

5-Year Interest		3 Month USD-
Rate Swap	BNP Paribas	LIBOR	Receive	1.95%	Dec 2010	USD	19,800,000	70,980	(33,108)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	2.10%	Dec 2010	USD	10,000,000	47,000	(5,398)

5-Year Interest		3 Month USD-
Rate Swap	Credit Suisse International	LIBOR	Receive	1.95%	Dec 2010	USD	9,500,000	19,000	(15,885)

5-Year Interest	Morgan Stanley Capital	3 Month USD-
Rate Swap	Services, Inc.	LIBOR	Receive	2.10%	Dec 2010	USD	6,800,000	30,600	(3,671)

10-Year Interest	Morgan Stanley Capital	3 Month USD-
Rate Swap	Services, Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	(978)

10-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	(1,712)

							189,600,000	$1,340,577	($953,454)

Total Return Fund

The Fund used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Total
Return
Fund	Calls

	5-Year Interest		3 Month USD-
	Rate Swap	Citibank N.A.	LIBOR	Receive	1.35%	Dec 2010	USD	5,900,000	$15,873	($17)

	5-Year Interest		3 Month USD-
	Rate Swap	Credit Suisse International	LIBOR	Receive	1.35%	Dec 2010	USD	3,400,000	8,075	(10)

	5-Year Interest		3 Month USD-
	Rate Swap	Citibank N.A.	LIBOR	Receive	1.25%	Feb 2011	USD	10,700,000	20,575	(6,421)

	5-Year Interest		3 Month USD-
	Rate Swap	UBS AG	LIBOR	Receive	1.25%	Feb 2011	USD	27,000,000	56,160	(16,203)

	10-Year Interest		3 Month USD-
	Rate Swap	Deutsche Bank AG	LIBOR	Receive	2.25%	Dec 2010	USD	8,200,000	36,080	(1)

								55,200,000	$136,763	($22,652)

	Puts

	1-Year Interest	The Royal Bank of	3 Month USD-
	Rate Swap	Scotland PLC	LIBOR	Receive	1.75%	Nov 2012	USD	37,900,000	$143,073	($159,764)

	2-Year Interest		3 Month USD-
	Rate Swap	Bank of America N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	22,500,000	189,369	(161,887)

	2-Year Interest		3 Month USD-
	Rate Swap	Citibank N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	2,700,000	18,394	(19,426)

	2-Year Interest	Morgan Stanley Capital	3 Month USD-
	Rate Swap	Services, Inc.	LIBOR	Receive	2.25%	Sep 2012	USD	32,000,000	195,800	(230,240)

2-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	97,800,000	769,975	(703,671)

3-Year Interest		3 Month USD-
Rate Swap	Bank of America N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	29,700,000	307,948	(192,352)

3-Year Interest		3 Month USD-
Rate Swap	Barclays Bank PLC	LIBOR	Receive	3.00%	Jun 2012	USD	13,000,000	116,262	(84,194)

3-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	28,300,000	308,165	(183,285)

3-Year Interest		3 Month USD-
Rate Swap	Deutsche Bank AG	LIBOR	Receive	3.00%	Jun 2012	USD	19,800,000	215,447	(128,235)

3-Year Interest		3 Month USD-
Rate Swap	Deutsche Bank AG	LIBOR	Receive	2.75%	Jun 2012	USD	12,500,000	129,757	(98,199)

3-Year Interest		3 Month USD-
Rate Swap	JP Morgan Chase Bank	LIBOR	Receive	3.00%	Jun 2012	USD	35,200,000	359,696	(227,973)

3-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	52,400,000	448,986	(339,369)

3-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	15,700,000	153,860	(123,338)

5-Year Interest	Morgan Stanley Capital	3 Month USD-
Rate Swap	Services, Inc.	LIBOR	Receive	4.00%	Dec 2010	USD	50,100,000	315,630	(5)

5-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	4.00%	Dec 2010	USD	10,900,000	70,240	(1)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	1.70%	Dec 2010	USD	5,900,000	17,700	(32,355)

5-Year Interest		3 Month USD-
Rate Swap	Credit Suisse International	LIBOR	Receive	1.95%	Dec 2010	USD	3,400,000	6,800	(5,685)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	1.80%	Feb 2011	USD	10,700,000	47,322	(122,385)

5-Year Interest		3 Month USD-
Rate Swap	UBS AG	LIBOR	Receive	1.80%	Feb 2011	USD	27,000,000	132,300	(308,823)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.25%	Jul 2012	USD	17,900,000	442,548	(318,931)

5-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	3.25%	Jul 2012	USD	5,900,000	148,149	(105,123)

10-Year Interest		3 Month USD-
Rate Swap	Deutsche Bank AG	LIBOR	Receive	2.75%	Dec 2010	USD	8,200,000	65,600	(175,828)

10-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	5.00%	Jan 2011	USD	8,900,000	72,090	(25)

10-Year Interest		3 Month USD-
Rate Swap	Bank of America N.A.	LIBOR	Receive	4.00%	Jun 2011	USD	5,900,000	82,010	(45,769)

10-Year Interest		3 Month USD-
Rate Swap	Barclays Bank PLC	LIBOR	Receive	4.00%	Jun 2011	USD	3,200,000	44,960	(24,824)

10-Year Interest		3 Month USD-
Rate Swap	Deutsche Bank AG	LIBOR	Receive	4.00%	Jun 2011	USD	2,900,000	39,585	(22,496)

10-Year Interest	The Royal Bank of	3 Month USD-
Rate Swap	Scotland PLC	LIBOR	Receive	4.00%	Jun 2011	USD	6,700,000	94,701	(51,974)

10-Year Interest	Morgan Stanley Capital	3 Month USD-
Rate Swap	Services, Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,083	(4,607)

							578,400,000	$5,004,450	($3,870,764)

Credit Default Swaptions

Global Bond Fund

The Fund used written credit default swaptions to enhance potential gain/income and maintain diversity and liquidity of the Fund.

									USD
				Buy/Sell	Exercise	Expiration		Notional	Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Amount	Premium	Value

Global Bond Fund

	Calls

	5-Year Credit
	Default Swap	Bank of America N.A.	CDX.IG14	Sell	0.90%	Dec 2010	USD	2,500,000	$2,500,000	$4,670	($4,875)

	5-Year Credit
	Default Swap	BNP Paribas	CDX.IG14	Sell	0.90%	Dec 2010	USD	6,500,000	6,500,000	19,825	(10,786)

	5-Year Credit
	Default Swap	BNP Paribas	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	5,900,000	7,658,498	16,513	(2,303)

	5-Year Credit
	Default Swap	JP Morgan Chase Bank	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	1,300,000	1,687,466	5,443	(439)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	4,400,000	5,711,423	15,694	(1,084)

5-Year Credit
Default Swap	UBS AG	CDX.IG14	Sell	0.90%	Dec 2010	USD	1,700,000	1,700,000	3,400	(3,035)

5-Year Credit
Default Swap	UBS AG	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	1,300,000	1,687,466	5,244	(734)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	CDX.IG15	Sell	0.80%	Jan 2011	USD	1,000,000	1,000,000	1,550	(758)

							24,600,000	$28,444,853	$72,339	($24,014)

Puts

5-Year Credit
Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.50%	Dec 2010	EUR	3,400,000	$4,413,372	$17,947	($1,463)

5-Year Credit
Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	2,500,000	3,245,126	14,554	(600)

5-Year Credit
Default Swap	JP Morgan Chase Bank	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	1,300,000	1,687,466	5,443	(412)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	4,400,000	5,711,423	13,726	(488)

5-Year Credit
Default Swap	UBS AG	CDX.IG14	Sell	1.50%	Dec 2010	USD	1,700,000	1,700,000	5,610	(9)

5-Year Credit
Default Swap	UBS AG	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	1,300,000	1,687,466	5,245	(140)

5-Year Credit
Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.30%	Jan 2011	EUR	1,800,000	2,336,491	6,799	(10,297)

5-Year Credit
Default Swap	UBS AG	DJ ITRAXX	Sell	1.30%	Jan 2011	EUR	3,400,000	4,413,372	11,704	(18,054)

5-Year Credit
Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.20%	Mar 2011	EUR	5,000,000	6,490,253	30,171	(57,931)

5-Year Credit
Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.60%	Mar 2011	EUR	2,300,000	2,985,516	11,389	(13,334)

5-Year Credit	Credit Suisse
Default Swap	International	CDX.IG15	Sell	1.50%	Mar 2011	USD	13,600,000	13,600,000	40,120	(23,566)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	DJ ITRAXX	Sell	1.60%	Mar 2011	EUR	51,700,000	67,109,215	302,190	(291,522)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	CDX.IG15	Sell	1.50%	Mar 2011	USD	18,500,000	18,500,000	68,240	(37,004)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	DJ ITRAXX	Sell	1.50%	Mar 2011	EUR	13,600,000	17,653,488	71,988	(89,045)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	DJ ITRAXX	Sell	1.30%	Mar 2011	EUR	5,600,000	7,269,083	30,242	(51,736)

5-Year Credit
Default Swap	UBS AG	DJ ITRAXX	Sell	1.20%	Mar 2011	EUR	8,000,000	10,384,405	48,294	(90,112)

							138,100,000	$169,186,676	$683,662	($685,713)

Real Return Bond Fund

The Fund used written credit default swaptions to enhance potential gain/income and maintain diversity and liquidity of the Fund.

									USD
				Buy/Sell	Exercise	Expiration		Notional	Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Amount	Premium	Value

Real Return Bond Fund

	Calls

	5-Year Credit
	Default Swap	UBS AG	CDX.IG14	Sell	0.90%	Dec 2010	USD	5,200,000	$5,200,000	$10,400	($9,284)

	5-Year Credit	Morgan Stanley Capital
	Default Swap	Services, Inc.	DJ ITRAXX	Sell	0.90%	Mar 2011	EUR	3,800,000	4,932,592	11,263	(7,910)

	5-Year Credit	Credit Suisse
	Default Swap	International	CDX.IG14	Sell	0.90%	Dec 2010	USD	2,000,000	2,000,000	5,900	(3,682)

	5-Year Credit	Morgan Stanley Capital
	Default Swap	Services, Inc.	CDX.IG14	Sell	0.80%	Jan 2011	USD	1,200,000	1,200,000	1,860	(909)

	5-Year Credit
	Default Swap	BNP Paribas	DJ ITRAXX	Sell	0.90%	Dec 2010	EUR	400,000	519,220	913	(156)

								12,600,000	$13,851,812	$30,336	($21,941)

	Puts

5-Year Credit
Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.60%	Dec 2010	EUR	400,000	$519,220	$2,281	($96)

5-Year Credit	Credit Suisse
Default Swap	International	CDX.IG14	Sell	1.50%	Dec 2010	USD	2,000,000	2,000,000	6,400	(6)

5-Year Credit
Default Swap	UBS AG	CDX.IG14	Sell	1.50%	Dec 2010	USD	5,200,000	5,200,000	17,160	(29)

5-Year Credit
Default Swap	BNP Paribas	DJ ITRAXX	Sell	1.30%	Jan 2011	EUR	1,200,000	1,557,661	4,532	(6,865)

5-Year Credit
Default Swap	UBS AG	DJ ITRAXX	Sell	1.30%	Jan 2011	EUR	2,200,000	2,855,711	7,775	(11,682)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	DJ ITRAXX	Sell	1.60%	Mar 2011	EUR	3,800,000	4,932,592	28,924	(21,427)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	CDX.IG15	Sell	1.70%	Mar 2011	USD	800,000	800,000	3,760	(1,161)

5-Year Credit	Morgan Stanley Capital
Default Swap	Services, Inc.	DJ ITRAXX	Sell	1.80%	Mar 2011	EUR	800,000	1,038,440	5,753	(3,501)

							16,400,000	$18,903,624	$76,585	($44,767)

Total Return Fund

The Fund used written credit default swaptions to enhance potential gain/income and maintain diversity and liquidity of the Fund.

									USD
				Buy/Sell	Exercise	Expiration		Notional	Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Amount	Premium	Value

Total Return Fund

	Puts

	5-Year Credit
	Default Swap	Bank of America N.A.	CDX.IG15	Sell	1.20%	Dec 2010	USD	3,100,000	$3,100,000	$17,205	($928)

	5-Year Credit
	Default Swap	BNP Paribas	CDX.IG15	Sell	1.20%	Dec 2010	USD	3,100,000	3,100,000	16,585	(1,761)

								6,200,000	$6,200,000	$33,790	($2,689)

Interest rate swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at November 30, 2010 and the range of notional contracts amounts held by the Funds during the period ended November 30, 2010. In addition, the table details how the Funds used interest rate swap contracts during the period ended November 30, 2010.

Global Bond Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $125.6 million to $181.1 million, as measured at each quarter end.

								Unamortized
				USD		Payments		Upfront	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	Bank of America N.A.	15,000,000	USD	$15,000,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	($48,225)	($194,364)	($242,589)

	Barclays Bank PLC	35,796,501	BRL	24,142,349	CDI	Fixed 11.315%	Jan 2012	-	(110,905)	(110,905)

					3 Month BBR-
	Barclays Bank PLC	14,800,000	AUD	14,202,078	BBSW	Fixed 5.250%	Jun 2012	(4,652)	7,221	2,569

					6 Month BBR-
	Barclays Bank PLC	13,400,000	AUD	12,858,638	BBSW	Fixed 5.500%	Dec 2015	(9,647)	(113,946)	(123,593)

	Barclays Bank PLC	13,700,000	USD	13,700,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	(123,300)	(98,265)	(221,565)

					3 Month BBR-
	Citibank N.A.	16,200,000	AUD	15,545,518	BBSW	Fixed 5.250%	Jun 2012	(6,548)	9,360	2,812

					6 Month BBR-
	Deutsche Bank AG	5,000,000	AUD	4,143,000	BBSW	Fixed 6.000%	Dec 2020	23,281	(5,915)	17,366

	HSBC Bank USA	14,258,840	BRL	9,705,393	CDI	Fixed 11.360%	Jan 2012	167,895	(41,586)	126,309

	HSBC Bank USA	35,603,408	BRL	24,971,958	CDI	Fixed 11.530%	Jan 2012	30,953	(99,210)	(68,257)

	JPMorgan Chase Bank, N.A.	7,774,334	BRL	5,346,351	CDI	Fixed 11.250%	Jan 2012	-	(28,537)	(28,537)

					3 Month BA-
	JPMorgan Chase Bank, N.A.	2,500,000	CAD	2,387,661	CDOR	Fixed 5.800%	Dec 2023	13,576	66,290	79,866

	The Royal Bank of Scotland PLC	4,648,030	BRL	3,196,188	CDI	Fixed 11.245%	Jan 2012	-	(17,061)	(17,061)

					3 Month BA-
	The Royal Bank of Scotland PLC	13,500,000	CAD	13,133,573	CDOR	Fixed 2.500%	Jun 2013	6,176	27,526	33,702

	The Royal Bank of Scotland PLC	2,060,000,000	JPY	22,802,193	6 Month LIBOR	Fixed 1.500%	Dec 2020	326,700	277,954	604,654

				$181,134,900				$376,209	($321,438)	$54,771

Investment Quality Bond Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held interest rate swaps with total USD notional amounts as represented below.

								Unamortized
				USD		Payments		Upfront	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund

						3 Month
	JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	Fixed 4.3175%	LIBOR	Dec 2028	-	($294,752)	($294,752)

						3 Month
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	LIBOR	Jul 2039	-	47,474	47,474

				$3,405,000				-	($247,278)	($247,278)

Real Return Bond Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $96.4 million to $198.4 million as measured at each quarter end.

								Unamortized
				USD		Payments		Upfront	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC	18,145,892	BRL	$11,120,393	CDI	Fixed 10.680%	Jan 2012	($48,492)	($118,291)	($166,783)

	Barclays Bank PLC	4,644,952	BRL	3,603,604	CDI	Fixed 12.285%	Jan 2013	20,716	36,660	57,376

	BNP Paribas	2,200,000	EUR	2,614,040	FRCPXTOB	Fixed 2.040%	Feb 2011	-	86,588	86,588

	BNP Paribas	4,838,423	BRL	3,894,170	CDI	Fixed 11.880%	Jan 2013	(32,069)	53,103	21,034

	Deutsche Bank AG	600,000	GBP	937,051	UK-RPI	Fixed 3.450%	Sep 2012	-	5,056	5,056

	Goldman Sachs	23,901,025	BRL	18,417,873	CDI	Fixed 11.890%	Jan 2013	19,124	101,191	120,315

	HSBC Bank USA	5,544,146	BRL	3,819,549	CDI	Fixed 11.670%	Jan 2012	53,401	47,810	101,211

	HSBC Bank USA	5,247,417	BRL	3,531,959	CDI	Fixed 11.1400%	Jan 2012	23,786	29,961	53,747

	HSBC Bank USA	23,455,370	BRL	15,638,672	CDI	Fixed 11.360%	Jan 2012	11,777	195,997	207,774

	HSBC Bank USA	5,335,050	BRL	4,226,631	CDI	Fixed 11.890%	Jan 2013	10,384	16,471	26,855

	JPMorgan Chase Bank, N.A.	5,070,218	BRL	3,507,746	CDI	Fixed 11.250%	Jan 2012	(153)	(18,458)	(18,611)

JPMorgan Chase Bank, N.A.	2,700,000	EUR	3,428,053	FRCPXTOB	Fixed 2.028%	Oct 2011	-	115,040	115,040

JPMorgan Chase Bank, N.A.	1,553,135	BRL	1,189,189	CDI	Fixed 12.170%	Jan 2013	9,342	6,453	15,795

Morgan Stanley Capital Services,
Inc.	7,471,854	BRL	4,763,208	CDI	Fixed 10.115%	Jan 2012	(47,141)	(137,885)	(185,026)

Morgan Stanley Capital Services,
Inc.	4,961,041	BRL	3,444,250	CDI	Fixed 11.600%	Jan 2012	17,247	67,943	85,190

Morgan Stanley Capital Services,
Inc.	843,718	BRL	547,345	CDI	Fixed 11.360%	Jan 2012	(12)	2,960	2,948

Morgan Stanley Capital Services,
Inc.	4,257,649	BRL	3,222,342	CDI	Fixed 11.980%	Jan 2013	-	27,165	27,165

The Royal Bank of Scotland PLC	1,900,000	GBP	2,955,924	UK-RPI	Fixed 3.440%	Sep 2012	-	1,569	1,569

UBS AG	1,800,000	EUR	2,276,369	FRCPXTOB	Fixed 2.095%	Oct 2011	-	86,972	86,972

UBS AG	4,176,503	BRL	3,263,274	CDI	Fixed 12.070%	Jan 2013	(20,768)	55,516	34,748

			$96,401,642				$17,142	$661,821	$678,963

Spectrum Income Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held interest rate swaps with total USD notional amounts as represented below.

								Unamortized
				USD		Payments		Upfront	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	(Received)	(Depreciation)	Value

Spectrum Income Fund

						3 Month
	JPMorgan Chase Bank, N.A.	2,400,000	USD	$2,400,000	Fixed 1.3925%	LIBOR	Nov 2015	-	$34,542	$34,542

						3 Month
	JPMorgan Chase Bank, N.A.	1,300,000	USD	1,300,000	Fixed 2.6750%	LIBOR	Nov 2020	-	(28,348)	(28,348)

				$3,700,000				-	$6,194	$6,194

Total Return Fund

The Fund used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the period ended November 30, 2010, the Fund held interest rate swaps with total USD notional amounts ranging from $228.2 million to $411.5 million, as measured at each quarter end.

								Unamortized
				USD		Payments		Upfront	Unrealized
		Notional		Notional	Payments Made	Received by	Maturity	Payment Paid	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	by Fund	Fund	Date	(Received)	(Depreciation)	Value

Total Return Fund

	Barclays Bank PLC	767,604	BRL	$383,992	CDI	Fixed 10.600%	Jan 2012	-	$1,580	$1,580

	Barclays Bank PLC	850,039	BRL	568,828	CDI	Fixed 10.835%	Jan 2012	$1,683	3,274	4,957

	BNP Paribas	4,385,469	BRL	2,874,313	CDI	Fixed 11.390%	Jan 2012	-	12,980	12,980

	BNP Paribas	3,486,511	BRL	2,721,289	CDI	Fixed 11.880%	Jan 2013	375	14,782	15,157

	BNP Paribas	25,334,070	BRL	20,255,272	CDI	Fixed 12.800%	Jan 2013	55,042	319,105	374,147

	BNP Paribas	1,198,438	BRL	1,094,901	CDI	Fixed 12.110%	Jan 2014	-	9,959	9,959

	Credit Suisse International	19,672,473	BRL	15,228,639	CDI	Fixed 12.480%	Jan 2013	46,762	138,889	185,651

					3 Month BBR-
	Deutsche Bank AG	2,500,000	AUD	1,774,875	BBSW	Fixed 4.500%	Jun 2011	2,694	(12,965)	(10,271)

	Goldman Sachs	255,012	BRL	157,522	CDI	Fixed 10.835%	Jan 2012	121	1,366	1,487

	Goldman Sachs	4,410,457	BRL	2,858,905	CDI	Fixed 10.990%	Jan 2012	8,778	15,600	24,378

	Goldman Sachs	4,263,418	BRL	3,183,732	CDI	Fixed 11.930%	Jan 2013	(8,611)	30,891	22,280

	Goldman Sachs	18,708,243	BRL	14,275,191	CDI	Fixed 11.890%	Jan 2013	6,548	87,627	94,175

	Goldman Sachs	14,800,000	USD	14,800,000	3 Month LIBOR	Fixed 1.250%	Dec 2013	725	(49,784)	(49,059)

	Goldman Sachs	8,034,458	BRL	7,723,783	CDI	Fixed 12.650%	Jan 2014	94,095	90,843	184,938

	HSBC Bank USA	402,262	BRL	318,167	CDI	Fixed 14.765%	Jan 2012	1,576	26,832	28,408

	HSBC Bank USA	1,193,880	BRL	597,321	CDI	Fixed 10.610%	Jan 2012	-	2,642	2,642

	HSBC Bank USA	2,454,437	BRL	1,660,703	CDI	Fixed 11.140%	Jan 2012	13,188	11,952	25,140

	HSBC Bank USA	3,037,386	BRL	1,976,393	CDI	Fixed 11.360%	Jan 2012	16,337	10,569	26,906

	HSBC Bank USA	1,266,292	BRL	958,977	CDI	Fixed 12.300%	Jan 2013	6,033	10,075	16,108

	HSBC Bank USA	2,632,671	BRL	1,970,010	CDI	Fixed 11.880%	Jan 2013	(2,570)	10,328	7,758

	HSBC Bank USA	19,561,851	BRL	14,957,584	CDI	Fixed 11.890%	Jan 2013	13,388	85,079	98,467

	HSBC Bank USA	14,490,121	BRL	13,625,209	CDI	Fixed 12.540%	Jan 2014	31,811	261,933	293,744

	HSBC Bank USA	28,900,000	MXN	2,214,984	TIIE-Banxico	Fixed 7.330%	Jan 2015	10,753	102,292	113,045

	JPMorgan Chase Bank, N.A.	511,736	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	-	1,054	1,054

	JPMorgan Chase Bank, N.A.	6,918,509	BRL	5,491,349	CDI	Fixed 12.170%	Jan 2013	15,267	55,092	70,359

	JPMorgan Chase Bank, N.A.	2,627,101	BRL	2,370,490	CDI	Fixed 12.200%	Jan 2014	(859)	30,167	29,308

	Merrill Lynch Capital Services,
	Inc.	1,287,238	BRL	1,012,701	CDI	Fixed 14.765%	Jan 2012	3,172	87,732	90,904

	Merrill Lynch Capital Services,
	Inc.	4,834,540	BRL	3,204,292	CDI	Fixed 10.990%	Jan 2012	8,545	18,177	26,722

Merrill Lynch Capital Services,
Inc.	6,439,913	BRL	3,936,605	CDI	Fixed 11.980%	Jan 2012	-	144,586	144,586

Merrill Lynch Capital Services,
Inc.	16,143,044	BRL	12,314,109	CDI	Fixed 11.900%	Jan 2013	29,016	36,402	65,418

Morgan Stanley Capital Services,
Inc.	2,483,629	BRL	1,854,796	CDI	Fixed 11.980%	Jan 2013	5,453	10,393	15,846

Morgan Stanley Capital Services,
Inc.	8,306,395	BRL	6,360,809	CDI	Fixed 12.590%	Jan 2013	39,735	53,175	92,910

Morgan Stanley Capital Services,
Inc.	15,981,772	BRL	15,128,282	CDI	Fixed 12.510%	Jan 2014	64,102	248,223	312,325

				3 Month BBR-
UBS AG	33,700,000	AUD	23,967,444	BBSW	Fixed 4.500%	Jun 2011	7,041	(145,495)	(138,454)

UBS AG	3,372,004	BRL	2,182,691	CDI	Fixed 11.420%	Jan 2012	-	11,160	11,160

UBS AG	7,593,461	BRL	4,551,967	CDI	Fixed 10.575%	Jan 2012	(40,665)	(48,422)	(89,087)

				6 Month BBR-
UBS AG	21,000,000	AUD	17,396,404	BBSW	Fixed 6.000%	Sep 2012	-	305,983	305,983

UBS AG	1,344,976	BRL	1,042,238	CDI	Fixed 12.070%	Jan 2013	4,734	6,456	11,190

UBS AG	1,072,580	BRL	986,842	CDI	Fixed 12.250%	Jan 2014	4,991	8,706	13,697

			$228,237,604				$439,260	$2,009,238	$2,448,498

Credit default swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at November 30, 2010 and the range of contracts notional amounts held by the Funds during the period ended November 30, 2010. In addition the table details how the Funds used credit default swap contracts as a buyer of protection during the period ended November 30, 2010.

Credit Default Swaps - Buys

Global Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the period ended November 30, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $28.6 million to $98.9 million as measured at each quarter end.

								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	Bank of America N.A.	Rio Tinto Alcan, Inc.	700,000	USD	$700,000	(0.290)%	Mar 2011	-	($844)	($844)

	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	3,000,000	(0.910)%	Jun 2012	-	(11,579)	(11,579)

	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	-	123,071	123,071

	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(103,720)	(103,720)

	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$200,268	(171,970)	28,298

	Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	-	1,296	1,296

	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	-	(12,523)	(12,523)

	Barclays Bank PLC	Southwest Airlines Company	500,000	USD	500,000	(0.640)%	Mar 2017	-	17,867	17,867

	Bear Stearns	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	2,524	2,524

	Bear Stearns	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	7,141	7,141

	Bear Stearns	Sprint Nextel Corp.	1,000,000	USD	1,000,000	(1.065)%	Dec 2016	-	160,138	160,138

	BNP Paribas	D.R. Horton, Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	-	(15,549)	(15,549)

	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	-	(22,438)	(22,438)

	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	-	(23,269)	(23,269)

	BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	-	(21,126)	(21,126)

	Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	-	(3,659)	(3,659)

	Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	5,450	5,450

	Credit Suisse International	Valeo	1,200,000	EUR	1,792,500	(1.000)%	Jun 2013	51,563	(49,459)	2,104

	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	-	20,410	20,410

	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	-	72,037	72,037

		Nationwide Health Properties,
	Deutsche Bank AG	Inc.	600,000	USD	600,000	(0.620)%	Sep 2011	-	(1,817)	(1,817)

	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	15,398	10,822	26,220

	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	-	5,516	5,516

	JPMorgan Chase Bank, N.A.	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	2,524	2,524

	JPMorgan Chase Bank, N.A.	Sabre Holdings Corp.	700,000	USD	700,000	(0.930)%	Sep 2011	-	711	711

	JPMorgan Chase Bank, N.A.	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	77,780	62,304	140,084

		American General Finance
	Merrill Lynch International	Corp.	2,000,000	USD	2,000,000	(1.370)%	Dec 2017	-	562,517	562,517

Morgan Stanley Capital Services,
Inc.	Motorola, Inc.	700,000	USD	700,000	(0.725)%	Dec 2017	-	31,367	31,367

UBS AG	Capital One Financial Corp.	600,000	USD	600,000	(0.350)%	Sep 2011	-	827	827

				$29,592,500			$345,009	$648,569	$993,578

Investment Quality Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the period ended November 30, 2010, the Fund held credit default swaps with total USD notional amounts as represented below.

								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Fund

	Goldman Sachs	Macy's, Inc.	500,000	USD	$500,000	(2.700)%	Sep 2013	-	($22,962)	($22,962)

		Everest Reinsurance Holdings,
	UBS AG	Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	-	(16,985)	(16,985)

					$1,100,000			-	($39,947)	($39,947)

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain/income and manage against potential credit events. During the period ended November 30, 2010, the Fund held credit default swaps with total USD notional amounts as represented below.

								Unamortized
								Upfront
					USD			Payment	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC	Cardinal Health, Inc.	1,500,000	USD	$1,500,000	(1.000)%	Jun 2017	($30,620)	($1,379)	($31,999)

		International Lease Finance
	BNP Paribas	Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	-	26,955	26,955

	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	36,669	36,669

	Deutsche Bank AG	Macy's, Inc.	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	-	(23,753)	(23,753)

	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	7,953	7,953

Morgan Stanley Capital Services,
Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(25,493)	(25,493)

				$7,600,000			($30,620)	$20,952	($9,668)

Implied credit spreads are utilized in determining the market value of CDS agreements on corporate or sovereign issues in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at November 30, 2010 and the range of notional contracts amounts held by the Funds during the period ended November 30, 2010. In addition, the table details how the Funds used credit default swap contracts as a seller of protection during the period ended November 30, 2010.

Credit Default Swaps - Sells

Global Bond Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended November 30, 2010, the Fund held credit default swaps with total USD notional amounts ranging from approximately $23.7 million to $82.7 million as measured at each quarter end.

			Implied						Unamortized
			Credit						Upfront
			Spread			USD			Payment	Unrealized
			at 11-	Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Global Bond Fund

	Bank of America N.A.	Federative Republic of Brazil	0.68%	1,300,000	USD	$1,300,000	1.000%	Dec 2011	$4,790	$2,263	$7,053

	Bank of America N.A.	Ally Financial, Inc.	3.22%	1,500,000	USD	1,500,000	5.000%	Dec 2012	26,081	40,408	66,489

	Barclays Bank PLC	Federative Republic of Brazil	0.68%	700,000	USD	700,000	1.000%	Dec 2011	2,692	1,106	3,798

	Barclays Bank PLC	United Mexican States	0.78%	6,300,000	USD	6,300,000	1.000%	Dec 2011	20,707	6,770	27,477

	BNP Paribas	Commonwealth of Australia	0.51%	2,800,000	USD	2,800,000	1.000%	Jun 2015	43,249	22,682	65,931

		United Kingdom of Great
	Citibank N.A	Britain and Northern Ireland	0.75%	6,500,000	USD	6,500,000	1.000%	Jun 2015	38,535	44,566	83,101

		United Kingdom of Great
	Citibank N.A	Britain and Northern Ireland	0.75%	2,000,000	USD	2,000,000	1.000%	Jun 2015	17,071	8,498	25,569

		United Kingdom of Great
	Citibank N.A	Britain and Northern Ireland	0.75%	2,100,000	USD	2,100,000	1.000%	Jun 2015	14,288	12,560	26,848

	Citibank N.A.	Russian Federation	0.94%	2,100,000	USD	2,100,000	1.000%	Dec 2011	6,276	(682)	5,594

	Citibank N.A.	Republic of Korea	1.22%	2,400,000	USD	2,400,000	1.000%	Dec 2015	25,580	(45,760)	(20,180)

Deutsche Bank AG	Federative Republic of Brazil	0.68%	`	USD	1,800,000	1.000%	Dec 2011	7,082	2,684	9,766

Deutsche Bank AG	Commonwealth of Australia	0.51%	2,300,000	USD	2,300,000	1.000%	Jun 2015	39,539	14,619	54,158

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.75%	1,600,000	USD	1,600,000	1.000%	Jun 2015	10,911	9,545	20,456

Deutsche Bank AG	French Republic	1.11%	7,400,000	USD	7,400,000	0.250%	Dec 2015	(190,228)	(108,878)	(299,106)

Deutsche Bank AG	French Republic	1.11%	3,800,000	USD	3,800,000	0.250%	Dec 2015	(79,816)	(73,779)	(153,595)

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.80%	5,200,000	USD	5,200,000	1.000%	Dec 2015	111,054	(51,418)	59,636

Deutsche Bank AG	United States of America	0.44%	6,700,000	EUR	9,332,763	0.250%	Dec 2015	(92,168)	54,444	(37,724)

Goldman Sachs	People's Republic of China	0.75%	5,000,000	USD	5,000,000	1.000%	Dec 2015	107,588	(36,928)	70,660

JPMorgan Chase Bank,	United Kingdom of Great
N.A.	Britain and Northern Ireland	0.75%	6,400,000	USD	6,400,000	1.000%	Jun 2015	29,829	51,993	81,822

Merrill Lynch International	Russian Federation	0.94%	3,300,000	USD	3,300,000	1.000%	Dec 2011	10,522	(1,732)	8,790

Morgan Stanley Capital
Services, Inc.	French Republic	1.11%	5,100,000	USD	5,100,000	0.250%	Dec 2015	(121,076)	(85,064)	(206,140)

Morgan Stanley Capital
Services, Inc.	Russian Federation	0.94%	300,000	USD	300,000	1.000%	Dec 2011	961	(162)	799

Morgan Stanley Capital
Services, Inc.	French Republic	1.11%	2,300,000	USD	2,300,000	0.250%	Dec 2015	(47,118)	(45,847)	(92,965)

UBS AG	French Republic	1.11%	1,200,000	USD	1,200,000	0.250%	Dec 2015	(23,932)	(24,572)	(48,504)

					$82,732,763			($37,583)	($202,684)	($240,267)

Real Return Bond Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended November 30, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $50.9 million to $51.4 million as measured at each quarter end.

			Implied						Unamortized
			Credit						Upfront
			Spread			USD			Payment	Unrealized
			at 11-	Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Fund

	Bank of America NA	General Electric Capital	0.85%	5,800,000	USD	$5,800,000	1.000%	Mar 2011	($10,920)	$25,248	$14,328

	Bank of America NA	Republic of Italy	1.63%	200,000	USD	200,000	1.000%	Jun 2011	(1,378)	1,076	(302)

	Bank of America NA	Japan Government	0.73%	4,100,000	USD	4,100,000	1.000%	Dec 2015	91,229	(29,699)	61,530

	Barclays Bank PLC	Federative Republic of Brazil	1.18%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(9,871)	2,486	(7,385)

	Barclays Bank PLC	Federative Republic of Brazil	1.18%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(16,963)	11,282	(5,681)

	Barclays Bank PLC	CDX.EM.14	n/a	900,000	USD	900,000	5.000%	Dec 2015	124,932	(10,740)	114,192

	Barclays Bank PLC	French Republic	1.11%	2,300,000	USD	2,300,000	0.250%	Dec 2015	(44,710)	(48,255)	(92,965)

Citibank N.A	French Republic	1.05%	2,000,000	USD	2,000,000	0.250%	Jun 2015	(42,541)	(26,656)	(69,197)

	United Kingdom of Great
Citibank N.A	Britain and Northern Ireland	0.75%	2,500,000	USD	2,500,000	1.000%	Jun 2015	18,026	13,936	31,962

Deutsche Bank AG	General Electric Capital	0.85%	7,000,000	USD	7,000,000	1.000%	Mar 2011	(15,803)	33,095	17,292

Deutsche Bank AG	French Republic	1.05%	1,600,000	USD	1,600,000	0.250%	Jun 2015	(47,425)	(7,932)	(55,357)

Deutsche Bank AG	Republic of Italy	2.71%	1,100,000	USD	1,100,000	1.000%	Jun 2015	(23,698)	(51,287)	(74,985)

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.75%	1,000,000	USD	1,000,000	1.000%	Jun 2015	4,235	8,550	12,785

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.75%	3,100,000	USD	3,100,000	1.000%	Jun 2015	23,619	16,014	39,633

Deutsche Bank AG	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	41,790	(3,726)	38,064

Deutsche Bank AG	Republic of Italy	2.76%	900,000	USD	900,000	1.000%	Dec 2015	(31,345)	(37,977)	(69,322)

Deutsche Bank AG	Federative Republic of Brazil	1.51%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(127,705)	(31,719)	(159,424)

HSBC Bank USA	Federative Republic of Brazil	1.18%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(12,583)	6,902	(5,681)

JPMorgan Chase Bank,
N.A.	Federative Republic of Brazil	1.18%	400,000	USD	400,000	1.000%	Jun 2015	(4,044)	1,772	(2,272)

JPMorgan Chase Bank,
N.A.	French Republic	1.05%	1,400,000	USD	1,400,000	0.250%	Jun 2015	(44,758)	(3,680)	(48,438)

JPMorgan Chase Bank,	Petroleo Brasileiro S/A
N.A.	Petrobras	1.60%	400,000	USD	400,000	1.000%	Sep 2015	(10,726)	663	(10,063)

Morgan Stanley Capital
Services, Inc.	General Electric Capital	0.85%	7,000,000	USD	7,000,000	1.000%	Mar 2011	(15,803)	33,095	17,292

The Royal Bank of
Scotland PLC	Japan Government	0.73%	600,000	USD	600,000	1.000%	Dec 2015	13,190	(4,186)	9,004

UBS AG	CDX.EM.14	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2015	192,192	(14,559)	177,633

					$51,400,000			$48,940	($116,297)	($67,357)

Total Return Fund

The Fund used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended November 30, 2010, the Fund held credit default swaps with total USD notional amounts ranging from $189.5 million to $320.3 million as measured at each quarter end.

			Implied						Unamortized
			Credit						Upfront
			Spread			USD			Payment	Unrealized
			at 11-	Notional		Notional	(Pay)/Receive	Maturity	Paid	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Total Return Fund

	Bank of America N.A.	Sallie Mae	1.64%	2,600,000	USD	$2,600,000	5.000%	Sep 2011	($134,771)	$231,345	$96,574

	Bank of America N.A.	Berkshire Hathaway, Inc.	1.35%	1,800,000	USD	1,800,000	1.000%	Mar 2015	(26,818)	4,507	(22,311)

	Bank of America N.A.	French Government	1.03%	800,000	USD	800,000	0.250%	Mar 2015	(11,667)	(13,616)	(25,283)

Bank of America N.A.	Japan Government	0.65%	400,000	USD	400,000	1.000%	Mar 2015	3,874	2,813	6,687

Bank of America N.A.	People's Republic of China	0.71%	500,000	USD	500,000	1.000%	Jun 2015	7,680	(281)	7,399

Bank of America N.A.	People's Republic of China	0.71%	1,500,000	USD	1,500,000	1.000%	Jun 2015	21,954	242	22,196

Bank of America N.A.	United Mexican States	1.25%	300,000	USD	300,000	1.000%	Sep 2015	(4,068)	1,208	(2,860)

Bank of America N.A.	CDX.EM.14	n/a	1,100,000	USD	1,100,000	5.000%	Dec 2015	138,883	686	139,569

Bank of America N.A.	CDX.NA.IG.15	n/a	39,500,000	USD	39,500,000	1.000%	Dec 2015	(108,156)	216,439	108,283

Barclays Bank PLC	Citigroup, Inc.	0.76%	300,000	USD	300,000	1.000%	Mar 2011	(478)	1,304	826

Barclays Bank PLC	General Electric Capital Corp.	0.85%	3,900,000	USD	3,900,000	0.620%	Mar 2011	-	2,115	2,115

Barclays Bank PLC	Bank of America Corp.	0.95%	500,000	USD	500,000	1.000%	Dec 2011	(1,062)	2,340	1,278

Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.758%	Dec 2012	-	219,532	219,532

Barclays Bank PLC	General Electric Capital Corp.	1.21%	3,900,000	USD	3,900,000	0.640%	Dec 2012	-	(40,548)	(40,548)

Barclays Bank PLC	United Mexican States	1.19%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(22,728)	15,837	(6,891)

Barclays Bank PLC	CDX.EM.13	n/a	1,000,000	USD	1,000,000	5.000%	Jun 2015	108,126	9,151	117,277

Barclays Bank PLC	CDX.EM.13	n/a	7,900,000	USD	7,900,000	5.000%	Jun 2015	890,108	36,380	926,488

Barclays Bank PLC	Federative Republic of Brazil	1.18%	500,000	USD	500,000	1.000%	Jun 2015	(6,287)	3,447	(2,840)

Barclays Bank PLC	CDX.EM.14	n/a	4,600,000	USD	4,600,000	5.000%	Dec 2015	582,179	1,471	583,650

Barclays Bank PLC	CDX.NA.HY.15	n/a	300,000	USD	300,000	5.000%	Dec 2015	(3,651)	3,092	(559)

BNP Paribas	Citigroup, Inc.	0.76%	200,000	USD	200,000	1.000%	Mar 2011	(283)	833	550

BNP Paribas	General Electric Capital Corp.	0.85%	2,000,000	USD	2,000,000	5.000%	Sep 2011	35,294	52,137	87,431

BNP Paribas	CDX.NA.IG.15	n/a	4,200,000	USD	4,200,000	1.000%	Dec 2015	2,191	9,325	11,516

Citibank N.A	General Electric Capital Corp.	0.85%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(12,868)	46,136	33,268

Citibank N.A	General Electric Capital Corp.	0.85%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(12,205)	45,473	33,268

Citibank N.A	CDX.NA.HY.8	n/a	5,777,640	USD	5,777,640	0.355%	Jun 2012	-	9,147	9,147

Citibank N.A	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	-	8,046	8,046

Citibank N.A	CDX.NA.HY.8	n/a	1,348,116	USD	1,348,116	0.401%	Jun 2012	-	3,224	3,224

Citibank N.A	Dell, Inc.	0.80%	4,800,000	USD	4,800,000	1.000%	Sep 2013	28,997	7,092	36,089

Citibank N.A	General Electric Capital Corp.	1.39%	600,000	USD	600,000	4.325%	Dec 2013	-	57,404	57,404

Citibank N.A	French Government	1.03%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(16,563)	(21,362)	(37,925)

Citibank N.A	United Mexican States	1.19%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(23,194)	16,303	(6,891)

Citibank N.A	People's Republic of China	0.71%	400,000	USD	400,000	1.000%	Jun 2015	5,797	122	5,919

Citibank N.A.	Federative Republic of Brazil	1.20%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(14,936)	7,577	(7,359)

Citibank N.A.	United Mexican States	1.25%	700,000	USD	700,000	1.000%	Sep 2015	(10,117)	3,443	(6,674)

Citibank N.A.	CDX.EM.14	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2015	188,192	(10,559)	177,633

Citibank N.A.	CDX.NA.HY.15	n/a	4,300,000	USD	4,300,000	5.000%	Dec 2015	(56,805)	48,786	(8,019)

Citibank N.A.	CDX.NA.IG.15	n/a	9,000,000	USD	9,000,000	1.000%	Dec 2015	(19,551)	44,228	24,677

Credit Suisse International	CDX.EM.13	n/a	600,000	USD	600,000	5.000%	Jun 2015	70,280	86	70,366

Credit Suisse International	Federative Republic of Brazil	1.18%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(52,340)	27,913	(24,427)

Credit Suisse International	Federative Republic of Brazil	1.20%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(22,117)	8,134	(13,983)

Credit Suisse International	CDX.NA.HY.15	n/a	600,000	USD	600,000	5.000%	Dec 2015	(2,924)	1,805	(1,119)

Deutsche Bank AG	General Electric Capital Corp.	0.85%	500,000	USD	500,000	1.500%	Sep 2011	-	4,134	4,134

Deutsche Bank AG	General Electric Capital Corp.	0.85%	2,400,000	USD	2,400,000	1.000%	Sep 2011	(25,853)	33,540	7,687

Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.708%	Dec 2012	-	133,363	133,363

Deutsche Bank AG	Berkshire Hathaway, Inc.	0.97%	1,600,000	USD	1,600,000	0.850%	Mar 2013	-	(1,555)	(1,555)

Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.530%	Jun 2013	-	22,376	22,376

	United Kingdom of Great
Deutsche Bank AG	Britain and Northern Ireland	0.69%	1,600,000	USD	1,600,000	1.000%	Dec 2014	9,095	13,513	22,608

Deutsche Bank AG	United Mexican States	1.19%	700,000	USD	700,000	1.000%	Mar 2015	(13,530)	9,510	(4,020)

Deutsche Bank AG	CDX.EM.13	n/a	5,400,000	USD	5,400,000	5.000%	Jun 2015	601,046	32,250	633,296

Deutsche Bank AG	Federative Republic of Brazil	1.18%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(16,390)	6,733	(9,657)

Deutsche Bank AG	Federative Republic of Brazil	1.18%	500,000	USD	500,000	1.000%	Jun 2015	(4,201)	1,361	(2,840)

Deutsche Bank AG	CDX.EM.14	n/a	3,500,000	USD	3,500,000	5.000%	Dec 2015	425,982	18,100	444,082

Deutsche Bank AG	CDX.NA.HY.15	n/a	7,600,000	USD	7,600,000	5.000%	Dec 2015	(55,525)	41,352	(14,173)

Deutsche Bank AG	CDX.NA.IG.15	n/a	13,900,000	USD	13,900,000	1.000%	Dec 2015	(38,556)	76,668	38,112

Goldman Sachs	Citigroup, Inc.	0.76%	300,000	USD	300,000	1.000%	Mar 2011	(451)	1,277	826

Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.463%	Jun 2013	-	23,479	23,479

Goldman Sachs	Berkshire Hathaway, Inc.	1.35%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(14,899)	2,504	(12,395)

Goldman Sachs	French Government	1.03%	700,000	USD	700,000	0.250%	Mar 2015	(10,348)	(11,775)	(22,123)

Goldman Sachs	Federative Republic of Brazil	1.18%	500,000	USD	500,000	1.000%	Jun 2015	(5,871)	3,031	(2,840)

Goldman Sachs	CDX.NA.IG.15	n/a	7,600,000	USD	7,600,000	1.000%	Dec 2015	(13,755)	34,593	20,838

Goldman Sachs	French Republic	1.11%	300,000	USD	300,000	0.250%	Dec 2015	(5,755)	(6,371)	(12,126)

	United Kingdom of Great
Goldman Sachs	Britain and Northern Ireland	0.80%	1,000,000	USD	1,000,000	1.000%	Dec 2015	22,690	(11,221)	11,469

Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.553%	Dec 2017	-	7,252	7,252

HSBC Bank USA	CDX.EM.13	n/a	8,400,000	USD	8,400,000	5.000%	Jun 2015	912,351	72,776	985,127

HSBC Bank USA	Federative Republic of Brazil	1.18%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(31,568)	24,183	(7,385)

HSBC Bank USA	Federative Republic of Brazil	1.20%	700,000	USD	700,000	1.000%	Sep 2015	(6,693)	1,522	(5,171)

HSBC Bank USA	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	126,257	624	126,881

JPMorgan Chase Bank,
N.A.	General Electric Capital Corp.	0.85%	2,400,000	USD	2,400,000	5.000%	Sep 2011	42,353	62,564	104,917

JPMorgan Chase Bank,
N.A.	Japan Government	0.65%	800,000	USD	800,000	1.000%	Mar 2015	8,075	5,298	13,373

JPMorgan Chase Bank,	United Kingdom of Great
N.A.	Britain and Northern Ireland	0.73%	1,100,000	USD	1,100,000	1.000%	Mar 2015	4,403	10,404	14,807

JPMorgan Chase Bank,	United Kingdom of Great
N.A.	Britain and Northern Ireland	0.73%	2,300,000	USD	2,300,000	1.000%	Mar 2015	8,283	22,676	30,959

JPMorgan Chase Bank,
N.A.	CDX.EM.13	n/a	1,200,000	USD	1,200,000	5.000%	Jun 2015	133,860	6,872	140,732

JPMorgan Chase Bank,
N.A.	Federative Republic of Brazil	1.20%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(112,528)	47,766	(64,762)

JPMorgan Chase Bank,
N.A.	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	38,433	(369)	38,064

JPMorgan Chase Bank,
N.A.	CDX.NA.HY.15	n/a	5,200,000	USD	5,200,000	5.000%	Dec 2015	(49,273)	39,576	(9,697)

JPMorgan Chase Bank,
N.A.	CDX.NA.IG.15	n/a	13,100,000	USD	13,100,000	1.000%	Dec 2015	23,938	11,981	35,919

JPMorgan Chase Bank,
N.A.	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	16,753	16,753

Morgan Stanley Capital
Services, Inc.	General Electric Capital Corp.	0.85%	2,300,000	USD	2,300,000	1.000%	Sep 2011	(15,407)	22,774	7,367

Morgan Stanley Capital
Services, Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	-	70,504	70,504

Morgan Stanley Capital
Services, Inc.	Federative Republic of Brazil	0.90%	900,000	USD	900,000	1.660%	Mar 2013	-	18,653	18,653

Morgan Stanley Capital	United Kingdom of Great
Services, Inc.	Britain and Northern Ireland	0.69%	300,000	USD	300,000	1.000%	Dec 2014	1,816	2,423	4,239

Morgan Stanley Capital
Services, Inc.	CDX.EM.13	n/a	9,800,000	USD	9,800,000	5.000%	Jun 2015	1,135,935	13,380	1,149,315

Morgan Stanley Capital
Services, Inc.	Federative Republic of Brazil	1.18%	500,000	USD	500,000	1.000%	Jun 2015	(4,253)	1,413	(2,840)

Morgan Stanley Capital
Services, Inc.	Federative Republic of Brazil	1.20%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(128,408)	55,551	(72,857)

Morgan Stanley Capital
Services, Inc.	CDX.EM.14	n/a	4,400,000	USD	4,400,000	5.000%	Dec 2015	553,403	4,871	558,274

Morgan Stanley Capital
Services, Inc.	CDX.NA.HY.15	n/a	3,100,000	USD	3,100,000	5.000%	Dec 2015	(26,423)	20,642	(5,781)

Morgan Stanley Capital
Services, Inc.	CDX.NA.IG.15	n/a	6,600,000	USD	6,600,000	1.000%	Dec 2015	(12,585)	30,682	18,097

	United Kingdom of Great
Societe Generale Paris	Britain and Northern Ireland	0.73%	5,000,000	USD	5,000,000	1.000%	Mar 2015	7,982	59,321	67,303

	United Kingdom of Great
Societe Generale Paris	Britain and Northern Ireland	0.73%	8,600,000	USD	8,600,000	1.000%	Mar 2015	30,922	84,839	115,761

The Royal Bank of
Scotland PLC	French Government	1.03%	1,100,000	USD	1,100,000	0.250%	Mar 2015	(16,063)	(18,702)	(34,765)

The Royal Bank of
Scotland PLC	People's Republic of China	0.71%	900,000	USD	900,000	1.000%	Jun 2015	13,434	(116)	13,318

The Royal Bank of
Scotland PLC	United Mexican States	1.25%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(20,430)	2,315	(18,115)

The Royal Bank of
Scotland PLC	CDX.NA.HY.15	n/a	1,800,000	USD	1,800,000	5.000%	Dec 2015	(12,055)	8,698	(3,357)

The Royal Bank of
Scotland PLC	French Republic	1.11%	700,000	USD	700,000	0.250%	Dec 2015	(13,596)	(14,698)	(28,294)

UBS AG	Citigroup, Inc.	0.76%	900,000	USD	900,000	1.000%	Mar 2011	(1,353)	3,830	2,477

UBS AG	Berkshire Hathaway, Inc.	1.35%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(15,285)	2,890	(12,395)

UBS AG	CDX.EM.14	n/a	500,000	USD	500,000	5.000%	Dec 2015	67,281	(3,841)	63,440

UBS AG	CDX.NA.HY.15	n/a	300,000	USD	300,000	5.000%	Dec 2015	(2,922)	2,363	(559)

UBS AG	French Republic	1.11%	1,600,000	USD	1,600,000	0.250%	Dec 2015	(31,910)	(32,762)	(64,672)

					$320,265,368			$4,981,619	$2,154,527	$7,136,146

BA-CDOR	Bankers' Acceptance- Canadian Deposit Offering Rate
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere´s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
UK-RPI	United Kingdom Retail Price Index

Currency symbols are defined as follows:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Funds at November 30, 2010 by risk category:

			Asset	Liability
		Financial instruments	Derivatives Fair	Derivatives Fair
Fund	Risk	location	Value	Value

Active Bond Fund	Interest rate contracts	Futures	$11,917	($3,351)

	Foreign exchange	Forward foreign currency
	contracts	contracts	58,779	-

	Total		$70,696	($3,351)

All Cap Core Fund	Equity contracts	Futures	$381,280	-

	Total		$381,280	-

		Futures/Written
Global Bond Fund	Interest rate contracts	options/Interest rate swaps	$1,157,657	($3,439,468)

		Credit default
	Credit contracts	swaps/Written options	1,828,049	(1,784,465)

		Forward foreign currency
	Foreign exchange	contracts/Written
	contracts	options/Purchased options*	17,729,587	(15,570,066)

	Total		$20,715,293	($20,793,999)

	Foreign currency	Forward foreign currency
Heritage Fund	contracts	contracts	$2,945	-

	Total		$2,945	-

	Foreign exchange	Forward foreign currency
High Income Fund	contracts	contracts	$14,042	($16,593)

	Total		$14,042	($16,593)

High Yield Fund	Interest rate contracts	Futures	$167,852	($105,038)

	Foreign currency	Forward foreign currency
	contracts	contracts	874,294	-

	Total		$1,042,146	($105,038)

Index 500 Fund	Equity contracts	Futures	$1,481,667	-

	Total		$1,481,667	-

International Equity Index Fund	Equity contracts	Futures	$364,101	($137,956)

	Foreign exchange	Forward foreign currency
	contracts	contracts	38,043	(170,810)

	Total		$402,144	($308,766)

Investment Quality Bond Fund	Interest rate contracts	Futures/Interest rate swaps	$607,060	($470,832)

	Credit contracts	Credit default swaps	-	(39,947)

	Foreign exchange	Forward foreign currency
	contracts	contracts	520,809	(372,052)

	Total		$1,127,869	($882,831)

Mid Cap Growth Index Fund	Equity contracts	Futures	$48,233	-

	Total		$48,233	-

Mid Cap Index Fund	Equity contracts	Futures	$531,617	-

	Total		$531,617	-

Mid Cap Value Index Fund	Equity contracts	Futures	$103,588	-

	Total		$103,588	-

	Foreign exchange	Forward foreign currency
Mutual Shares Fund	contracts	contracts	$3,231,273	($406,849)

	Total		$3,231,273	($406,849)

		Futures/Written
		options/Purchased
Real Return Bond Fund	Interest rate contracts	options*/Interest rate swaps	$1,094,236	($2,425,345)

		Credit default
	Credit contracts	swaps/Written options	605,292	(749,025)

	Foreign exchange	Forward foreign currency
	contracts	contracts	3,581,735	(1,115,241)

	Total		$5,281,263	($4,289,611)

Small Cap Index Fund	Equity contracts	Futures	$13,599	-

	Total		$13,599	-

Smaller Company Growth Fund	Equity contracts	Futures	$18,570	-

	Total		$18,570	-

Spectrum Income Fund	Interest rate contracts	Futures/Interest rate swaps	$38,664	($37,535)

	Foreign currency	Forward foreign currency
	contracts	contracts	860,604	(988,520)

	Total		$899,268	($1,026,055)

		Futures/Written
Total Return Fund	Interest rate contracts	options/Interest rate swaps	$2,874,471	($7,423,823)

		Credit default
	Credit contracts	swaps/Written options	7,756,214	(622,757)

	Foreign exchange	Forward foreign currency
	contracts	contracts	8,782,521	(2,740,940)

	Total		$19,413,206	($10,787,520)

Value & Restructuring Fund	Equity contracts	Written options	-	($403,850)

	Total		-	($403,850)

*Purchased options are included in the Portfolio's Investments.

Direct placement securities The Funds may hold direct placement securities which are restricted to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2010.

High Income Fund

					Value as a
					percentage of
	Acquisition	Acquisition	Beginning	Ending share	Fund's net	Value as of
Issuer, Description	date	cost	share amount	amount	assets	11-30-10

Dominion Petroleum Acquisitions	9/19/2007	$944,573	948,612	972,327	0.17%	$970,725
Bought : 23,715		23,715

First Michigan Bank	4/30/2010	$1,675,002	279,167	279,167	0.25%	$1,393,149

MUTUAL FUNDS

John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Natural Resources Fund
As of 11-30-10 (Unaudited)

		Shares	Value

Common Stocks 95.03%			$758,207,390

(Cost $681,895,095)

Energy 61.38%			489,706,438

Oil, Gas & Consumable Fuels 61.38%
BG Group PLC		1,615,885	29,250,823
BP PLC, SADR		737,627	29,505,080
Bumi Resources Tbk PT	IDR	42,806,000	12,568,859
Cabot Oil & Gas Corp. (L)		212,200	7,420,634
Cameco Corp. (Toronto Stock Exchange)		662,822	24,040,554
Canadian Natural Resources, Ltd.		699,266	26,899,824
Chesapeake Energy Corp.		762,600	16,106,112
Chevron Corp.		93,700	7,586,889
China Shenhua Energy Company, Ltd., Class H		2,228,500	9,375,847
CONSOL Energy, Inc.		513,186	21,533,285
Denbury Resources, Inc. (I)		378,600	6,882,948
Devon Energy Corp.		183,400	12,942,538
EnCana Corp.		567,754	15,723,780
ENI SpA, SADR (L)		735,600	29,659,392
EOG Resources, Inc. (L)		296,569	26,379,813
EQT Corp.		276,060	11,172,148
Exxon Mobil Corp.		816,505	56,796,088
Gazprom OAO, SADR		639,709	14,111,981
MEG Energy Corp. (I)		214,000	7,911,256
PetroChina Company, Ltd., ADR (L)		92,700	11,387,268
Petroleo Brasileiro SA, ADR		180,796	5,865,022
Reliance Industries, Ltd.		146,064	3,140,683
Reliance Industries, Ltd., ADR		22,144	958,835
Reliance Industries, Ltd., GDR (S)		247,949	10,766,274
Repsol YPF SA, SADR		307,600	7,434,692
Rosneft Oil Company, GDR (I)		1,800,359	11,871,092
Southwestern Energy Company (I)		578,400	20,938,080
Suncor Energy, Inc.		913,941	30,697,663
Ultra Petroleum Corp. (I)(L)		442,200	20,778,978

Materials 33.65%			268,500,952

Construction Materials 1.43%
CRH PLC - London Exchange		656,679	11,403,541

Metals & Mining 32.22%
Alumina, Ltd.		8,424,475	16,010,796
Anglo American PLC		420,532	18,427,984
Anglo Platinum, Ltd. (I)		228,021	21,251,278
AngloGold Ashanti, Ltd., SADR (L)		210,041	9,836,220
ArcelorMittal (L)		423,100	13,403,808
BHP Billiton PLC		692,673	24,584,481
First Quantum Minerals, Ltd.		123,800	10,998,549
Freeport-McMoRan Copper & Gold, Inc.		166,200	16,839,384
Gold Fields, Ltd.		410,659	6,781,825
Kazakhmys PLC		652,497	14,046,098
Kinross Gold Corp.		861,000	15,007,230
Mongolian Mining Corp. (I)		8,413,500	9,209,765
Rio Tinto PLC		261,707	16,581,908
Rio Tinto PLC, SADR (L)		265,300	17,013,689
Sumitomo Metal Industries, Ltd.		6,511,000	15,794,654
Vale SA, SADR (L)		721,604	20,486,338
Vedanta Resources PLC		350,927	10,823,404

Natural Resources Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Warrants 1.21%		$9,707,652

(Cost $12,054,327)

Materials 1.21%		9,707,652

NMDC, Ltd. (Expiration date: 03/25/2015, Strike Price: INR 0.00001) (I)	1,825,930	9,707,652

Short-Term Investments 16.32%		$130,190,834

(Cost $130,205,104)

	Par value/Shares	Value

Repurchase Agreement 3.64%		29,000,000

Bank of New York Tri-Party Repurchase Agreement dated 11/30/2010 at 0.250% to be repurchased at $29,000,201 on 12/01/2010, collateralized by $27,427,146 Federal
Home Loan Mortgage Corp., 5.500% due 12/01/2038 (valued at $29,580,000,
including interest)	29,000,000	29,000,000

Securities Lending Collateral 12.68%		101,190,834

John Hancock Collateral Investment Trust 0.2624% (W)(Y)	10,111,904	101,190,834

Total investments (Cost $824,154,526)† 112.56%		$898,105,876

Other assets and liabilities, net (12.56%)		($100,234,933)

Total net assets 100.00%		$797,870,943

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2010.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of November 30, 2010.

† At November 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $834,970,133. Net unrealized appreciation aggregated $63,135,743, of which $85,256,667 related to appreciated investment securities and $22,120,924 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 11-30-10:

United States	28%
United Kingdom	20%
Canada	16%
South Africa	5%
Italy	4%
Brazil	3%
Russia	3%
Ireland	3%
China	3%
Other Countries	11%
Short-Term Investments and Other	4%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11/30/10	Price	Inputs	Inputs

Common Stocks
Energy	$489,706,438	$412,732,860	$76,973,578	—
Materials	268,500,952	103,585,218	164,915,734	—
Warrants	9,707,652	—	9,707,652	—
Short-Term Investments	130,190,834	101,190,834	29,000,000	—

Total Investments in Securities	$898,105,876	$617,508,912	$280,596,964	—

During the period ended November 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-

U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q1 11/10
1/11

John Hancock

MUTUAL FUNDS

John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 49.96%				$579,923,907

(Cost $558,727,123)

Consumer Discretionary 10.47%				121,526,531

Auto Components 2.00%
Allison Transmission, Inc. (S)	11.000	11/01/15	6,340,000	6,863,050
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	5,140,400	5,603,036
Exide Technologies, Series B	10.500	03/15/13	3,815,000	3,867,456
Lear Corp.	8.125	03/15/20	2,500,000	2,725,000
Lear Corp., Series B, Escrow Certificates (I)	8.750	12/01/16	940,000	11,750
Tenneco, Inc.	8.625	11/15/14	3,690,000	3,791,475
The Goodyear Tire & Rubber Company	10.500	05/15/16	325,000	355,875

Auto Manufacturers 0.08%
Volvo Treasury AB (S)	5.950	04/01/15	850,000	940,973

Automobiles 0.12%
Hyundai Capital America (S)	3.750	04/06/16	955,000	956,065
TRW Automotive, Inc. (S)	8.875	12/01/17	340,000	379,100

Diversified Financial Services 0.25%
Landry's Holdings, Inc. (S)	11.500	06/01/14	3,025,000	2,843,500

Food Products 0.24%
Simmons Foods, Inc. (S)	10.500	11/01/17	2,735,000	2,830,725

Hotels, Restaurants & Leisure 3.09%
Choctaw Resort Development Enterprise (S)	7.250	11/15/19	218,000	157,096
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	1,295,000	4,144
Great Canadian Gaming Corp. (S)	7.250	02/15/15	1,570,000	1,593,550
HRP Myrtle Beach Operations LLC (H)(S)	10.070	04/01/12	1,685,000	0
Jacobs Entertainment, Inc.	9.750	06/15/14	5,110,000	4,803,400
Landry's Restaurants, Inc.	11.625	12/01/15	790,000	837,400
Little Traverse Bay Bands of Odawa Indians (S)	10.250	02/15/14	1,415,000	482,869
Majestic Star Casino LLC (H)	9.500	10/15/10	1,360,000	855,100
Marquee Holdings, Inc.	12.000	08/15/14	1,165,000	958,213
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,015,000	241,800
MGM Resorts International (S)	9.000	03/15/20	540,000	588,600
Midwest Gaming Borrower LLC/Midwest Finance Corp. (S)	11.625	04/15/16	205,000	212,688
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	255,000	232,050
Mohegan Tribal Gaming Authority	8.000	04/01/12	3,355,000	2,952,400
Mohegan Tribal Gaming Authority	7.125	08/15/14	3,800,000	2,641,000
MTR Gaming Group, Inc.	12.625	07/15/14	4,565,000	4,701,950
MTR Gaming Group, Inc., Series B	9.000	06/01/12	4,745,000	4,223,050
Pokagon Gaming Authority (S)	10.375	06/15/14	1,169,000	1,212,838
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	635,000	652,859
Snoqualmie Entertainment Authority (S)	9.125	02/01/15	1,020,000	943,500
Turning Stone Resort Casino Enterprises (S)	9.125	09/15/14	5,365,000	5,475,653
Waterford Gaming LLC (S)	8.625	09/15/14	1,876,000	1,254,133
Yonkers Racing Corp. (S)	11.375	07/15/16	774,000	847,530

Household Durables 0.06%
Standard Pacific Corp.	8.375	05/15/18	385,000	396,550
Standard Pacific Corp.	6.250	04/01/14	340,000	353,600

Household Products 0.08%
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	970,000	965,150

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Media 3.73%
AMC Entertainment, Inc.	8.750	06/01/19	1,465,000	$1,556,563
AMC Entertainment, Inc.	8.000	03/01/14	5,255,000	5,268,138
Cablevision Systems Corp.	8.625	09/15/17	1,630,000	1,772,625
Cablevision Systems Corp.	8.000	04/15/20	1,300,000	1,394,250
Canadian Satellite Radio Holdings, Inc.	Zero	02/14/16	132,650	93,096
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	5,418,017	6,372,943
Cinemark USA, Inc.	8.625	06/15/19	500,000	536,250
Clear Channel Communications, Inc.	10.750	08/01/16	5,305,000	3,978,750
Clear Channel Communications, Inc., PIK	11.000	08/01/16	2,759,203	2,041,810
Comcast Corp.	4.950	06/15/16	805,000	887,671
CSC Holdings LLC	8.500	06/15/15	1,450,000	1,573,250
Nexstar Broadcasting, Inc.	7.000	01/15/14	230,000	225,400
Nexstar Broadcasting, Inc., PIK	7.000	01/15/14	698,252	677,304
Radio One, Inc., PIK (S)	12.500	05/11/16	413,750	370,306
Regal Cinemas Corp.	8.625	07/15/19	295,000	311,225
Regal Entertainment Group	9.125	08/15/18	415,000	437,825
Shaw Communications, Inc. (CAD)(D)	6.500	06/02/14	1,110,000	1,190,253
Shaw Communications, Inc. (CAD)(D)	5.700	03/02/17	610,000	633,115
Sirius XM Radio, Inc. (S)	8.750	04/01/15	5,055,000	5,320,388
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	2,015,000	0
Vertis, Inc., Series A, PIK (H)	18.500	10/01/12	2,953,756	694,133
Videotron Ltee (CAD)(S)	7.125	01/15/20	1,475,000	1,539,788
XM Satellite Radio, Inc. (S)	13.000	08/01/13	5,495,000	6,429,150
Young Broadcasting, Inc. (H)	10.000	03/01/11	680,000	7

Multiline Retail 0.20%
Michaels Stores, Inc.	11.375	11/01/16	2,100,000	2,270,625

Personal Products 0.08%
Diversey, Inc.	8.250	11/15/19	440,000	475,200
Revlon Consumer Products Corp.	9.750	11/15/15	400,000	420,000

Specialty Retail 0.35%
Giraffe Acquisition Corp. (S)	9.125	12/01/18	1,265,000	1,271,325
Hillman Group, Inc. (S)	10.875	06/01/18	1,770,000	1,947,000
Sonic Automotive, Inc.	9.000	03/15/18	350,000	361,375
Toys R Us Property Company LLC	8.500	12/01/17	495,000	525,938

Textiles, Apparel & Luxury Goods 0.19%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	780,000	801,450
Phillips-Van Heusen Corp.	7.375	05/15/20	1,300,000	1,394,250

Consumer Staples 2.57%				29,788,335

Beverages 0.25%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	4,848,000	2,848,688

Commercial Services & Supplies 0.25%
ARAMARK Corp.	8.500	02/01/15	2,855,000	2,954,925

Food Products 1.69%
Arcor (S)	7.250	11/09/17	785,000	819,040
B&G Foods, Inc.	7.625	01/15/18	1,345,000	1,393,756
Bumble Bee Foods LLC	7.750	12/15/15	288,000	328,320
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	1,775,000	1,863,750
Cosan SA Industria e Comercio (Q)(S)	8.250	-	5,230,000	5,243,075
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	1,765,000	1,818,741
JBS Finance II, Ltd. (S)	8.250	01/29/18	3,370,000	3,370,000
TreeHouse Foods, Inc.	7.750	03/01/18	1,000,000	1,085,000
Viterra, Inc. (CAD)(D)	8.500	07/07/14	3,460,000	3,673,859

Household Products 0.38%
Yankee Acquisition Corp.	8.500	02/15/15	3,515,000	3,633,631

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Yankee Acquisition Corp., Series B	9.750	02/15/17	730,000	$755,550

Energy 4.02%				46,656,154

Energy Equipment & Services 0.47%
Calfrac Holdings LP (S)	7.500	12/01/20	2,405,000	2,392,975
PHI, Inc. (S)	8.625	10/15/18	1,980,000	1,994,850
Weatherford International, Ltd.	9.625	03/01/19	800,000	1,029,810

Oil, Gas & Consumable Fuels 3.55%
Anadarko Petroleum Corp.	6.375	09/15/17	1,030,000	1,112,217
Arch Coal, Inc.	8.750	08/01/16	2,000,000	2,195,000
Atlas Pipeline Partners LP	8.125	12/15/15	1,120,000	1,153,600
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	1,110,000	1,148,850
Drummond Company, Inc.	7.375	02/15/16	5,610,000	5,722,200
Enterprise Products Operating LLC, Series G	5.600	10/15/14	980,000	1,091,798
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	930,000	930,000
Harvest Operations Corp. (S)	6.875	10/01/17	240,000	247,800
Linn Energy LLC/Linn Energy Finance Corp. (S)	8.625	04/15/20	1,875,000	1,987,500
MarkWest Energy Partners LP, Series B	8.500	07/15/16	2,650,000	2,762,625
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	520,000	559,000
McMoRan Exploration Company	11.875	11/15/14	4,545,000	4,999,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
(S)	8.875	03/15/18	1,350,000	1,417,500
Overseas Shipholding Group, Inc.	8.125	03/30/18	1,820,000	1,856,400
Pan American Energy LLC (S)	7.875	05/07/21	2,895,000	3,068,700
Petroleos Mexicanos	6.000	03/05/20	850,000	926,500
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	3,905,000	4,129,538
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	2,510,000	2,754,725
Reliance Holdings USA, Inc. (S)	4.500	10/19/20	840,000	797,471
Targa Resources Partners LP	8.250	07/01/16	760,000	790,400
Valero Energy Corp.	6.125	02/01/20	485,000	523,920
Valero Energy Corp.	4.500	02/01/15	485,000	514,353
Williams Partners LP	7.250	02/01/17	460,000	548,922

Financials 14.76%				171,375,496

Capital Markets 1.35%
Ameriprise Financial, Inc. (7.518% to 06/01/2016, then 3
month LIBOR + 2.905%)	7.518	06/01/66	355,000	367,425
Graham Packaging Company LP/GPC Capital Corp. (S)	8.250	10/01/18	490,000	497,350
Macquarie Group, Ltd. (S)	7.300	08/01/14	595,000	664,302
Morgan Stanley (BRL)(D)(S)	10.090	05/03/17	19,600,000	11,225,459
Morgan Stanley & Company, Inc. (BRL)(D)(S)	11.500	10/22/20	5,006,000	2,919,631

Commercial Banks 1.94%
ANZ National International, Ltd. (SGD)(D)	2.950	07/27/15	2,750,000	2,103,317
BOM Capital PLC (S)	6.699	03/11/15	860,000	870,750
First Tennessee Bank N.A.	5.050	01/15/15	508,000	501,134
Regions Financial Corpregions Financial Corp.	7.375	12/10/37	2,885,000	2,473,888
Royal Bank of Scotland PLC (SGD)(D)(P)	2.049	03/31/14	7,500,000	5,665,657
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%) (S)	6.500	08/11/19	1,000,000	1,057,245
Standard Chartered Bank (SGD)(D)	2.220	07/05/13	6,000,000	4,556,192
State Bank of India/London (S)	4.500	07/27/15	1,400,000	1,451,240
Synovus Financial Corp.	5.125	06/15/17	760,000	619,547
Western Alliance Bancorp	10.000	09/01/15	2,155,000	2,122,675
Wilmington Trust Corp.	8.500	04/02/18	938,000	1,066,336

Consumer Finance 0.11%
Ford Motor Credit Company LLC	8.700	10/01/14	1,100,000	1,222,376

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Diversified Financial Services 7.73%
CCM Merger, Inc. (S)	8.000	08/01/13	4,340,000	$4,166,400
Continental Trustees Cayman, Ltd. (7.375% to 10/07/2020,
then 3 month LIBOR + 6.802%) (S)	7.375	10/07/40	1,625,000	1,716,406
Corporacion Andina de Fomento	3.750	01/15/16	2,010,000	2,024,289
Council of Europe Development Bank (AUD)(D)	5.250	05/27/13	2,760,000	2,615,608
Crown Castle Towers LLC (S)	4.883	08/15/20	2,200,000	2,178,565
Eurofima (AUD)(D)	6.000	01/28/14	3,190,000	3,068,714
European Investment Bank (NZD)(D)	7.000	01/18/12	2,550,000	1,961,713
European Investment Bank (AUD)(D)	5.375	05/20/14	6,465,000	6,122,099
European Investment Bank (NOK)(D)	4.250	02/04/15	60,300,000	10,132,891
GE Capital Australia Funding Property, Ltd. (AUD)(D)	6.500	11/15/11	2,870,000	2,763,466
General Electric Capital Corp., Series A (NZD)(D)	7.625	12/10/14	14,055,000	11,115,288
Inter-American Development Bank (AUD)(D)	5.375	05/27/14	5,000,000	4,730,930
Inter-American Development Bank, Series INTL (NZD)(D)	7.250	05/24/12	9,930,000	7,737,092
Inter-American Development Bank, Series MPLE (CAD)(D)	4.250	12/02/12	495,000	504,277
International Bank for Reconstruction & Development
(NZD)(D)	5.375	12/15/14	7,930,000	6,014,929
International Finance Corp. (AUD)(D)	7.500	02/28/13	2,515,000	2,515,330
Kreditanstalt Fuer Wiederaufbau (IDR)(D)	7.000	10/22/12	47,700,000,000	5,447,340
Kreditanstalt Fuer Wiederaufbau (AUD)(D)	5.750	05/13/15	10,850,000	10,287,458
Lancer Finance Company SPV, Ltd. (S)	5.850	12/12/16	508,420	509,299
Local TV Finance LLC, PIK (S)	9.250	06/15/15	277,830	252,825
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	925,000	899,563
Odebrecht Finance, Ltd. (S)	7.500	10/18/17	970,000	1,047,600
Orascom Telecom Finance SCA (S)	7.875	02/08/14	755,000	709,700
TAM Capital, Inc.	7.375	04/25/17	1,205,000	1,229,100

Insurance 1.41%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58	4,920,000	5,018,400
Chubb Corp. (P)	6.375	03/29/67	2,235,000	2,324,400
Glen Meadow Pass-through Trust (6.505% to 02/15/2017,
then 3 month LIBOR +2.125%) (S)	6.505	02/12/67	1,280,000	1,078,400
Liberty Mutual Group, Inc. (10.750% to 6/15/2038, then 3
month LIBOR + 7.120%) (S)	10.750	06/15/58	1,930,000	2,354,600
MetLife, Inc.	6.400	12/15/36	4,300,000	4,085,000
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	905,000	837,125
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q) (S)	7.506	-	755,000	671,724

Investment Companies 1.01%
Hong Kong Land Treasury SG (SGD)(D)	3.860	12/29/17	2,500,000	1,956,442
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	5,455,000	5,755,025
Temasek Financial I, Ltd. (SGD)(D)	3.265	02/19/20	5,250,000	4,055,691

Real Estate Investment Trusts 0.07%
Dupont Fabros Technology LP	8.500	12/15/17	790,000	855,175

Real Estate Management & Development 1.14%
CapitaMalls Asia Treasury, Ltd. (SGD)(D)	3.950	08/24/17	4,750,000	3,548,015
Realogy Corp.	10.500	04/15/14	5,195,000	4,480,688
Realogy Corp., PIK	11.000	04/15/14	6,051,484	5,219,405

Health Care 1.26%				14,616,023

Health Care Equipment & Supplies 0.19%
Alere, Inc. (S)	8.625	10/01/18	2,160,000	2,192,400

Health Care Providers & Services 0.80%
BioScrip, Inc.	10.250	10/01/15	700,000	716,625
Community Health Systems, Inc.	8.875	07/15/15	2,240,000	2,343,600

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

HCA, Inc.	9.125	11/15/14	460,000	$479,550
HCA, Inc.	8.500	04/15/19	3,500,000	3,815,000
LifePoint Hospitals, Inc. (S)	6.625	10/01/20	480,000	480,000
Sun Healthcare Group, Inc.	9.125	04/15/15	1,325,000	1,417,750

Pharmaceuticals 0.27%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	2,908,018	2,937,098
Valeant Pharmaceuticals International (S)	7.000	10/01/20	240,000	234,000

Industrials 5.64%				65,468,199

Aerospace & Defense 0.50%
Bombardier, Inc. (S)	7.750	03/15/20	730,000	784,750
Colt Defense LLC/Colt Finance Corp. (S)	8.750	11/15/17	425,000	269,875
Hawker Beechcraft Acquisition Company LLC	8.500	04/01/15	2,025,000	1,518,750
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	2,010,000	2,243,663
PharmaNet Development Group, Inc. (S)	10.875	04/15/17	940,000	951,750

Airlines 1.30%
Delta Air Lines, Inc. (S)	12.250	03/15/15	1,595,000	1,802,350
Delta Air Lines, Inc. (S)	9.500	09/15/14	1,967,000	2,134,195
Delta Air Lines, Inc.	6.821	08/10/22	1,324,470	1,427,117
Global Aviation Holdings, Ltd. (S)	14.000	08/15/13	3,015,000	3,286,350
United Air Lines, Inc.	12.750	07/15/12	733,488	823,340
United Air Lines, Inc. (S)	12.000	11/01/13	2,400,000	2,664,000
United Air Lines, Inc.	10.400	11/01/16	741,281	859,886
United Air Lines, Inc. (S)	9.875	08/01/13	385,000	419,650
United Air Lines, Inc.	9.750	01/15/17	1,489,450	1,683,079

Building Materials 0.08%
Rearden G Holdings EINS GmbH (S)	7.875	03/30/20	490,000	521,850
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	345,675

Building Products 0.22%
Nortek, Inc. (S)	10.000	12/01/18	2,535,000	2,535,000

Capital Markets 0.08%
Graham Packaging Co LP/GPC Capital Corp I	8.250	01/01/17	850,000	867,000

Commercial Services & Supplies 0.57%
Avis Budget Car Rental LLC	9.625	03/15/18	825,000	864,188
Covanta Holding Corp.	7.250	12/01/20	3,780,000	3,857,985
Garda World Security Corp. (S)	9.750	03/15/17	1,820,000	1,915,550

Construction & Engineering 0.17%
Tutor Perini Corp. (S)	7.625	11/01/18	1,960,000	1,984,500

Containers & Packaging 0.43%
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,700,000	5,040,750

Electrical Equipment 0.50%
Baldor Electric Company	8.625	02/15/17	520,000	579,800
Coleman Cable, Inc.	9.000	02/15/18	1,700,000	1,772,250
WPE International Cooperatief UA (S)	10.375	09/30/20	3,615,000	3,488,475

Industrial Conglomerates 0.99%
General Electric Capital Australia Funding Pty, Ltd. (AUD)(D)	7.000	10/08/15	5,300,000	4,993,023
Grupo KUO SAB de CV (S)	9.750	10/17/17	3,315,000	3,596,775
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	850,000	908,768
Odebrecht Finance, Ltd. (Q)(S)	7.500	-	1,815,000	1,815,000
Smiths Group PLC (S)	7.200	05/15/19	190,000	220,505

Machinery 0.14%
American Railcar Industries, Inc.	7.500	03/01/14	440,000	440,000
Thermadyne Holdings Corp. (S)	9.000	12/15/17	1,195,000	1,203,963

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Marine 0.19%
Navios Maritime Holdings, Inc.	9.500	12/15/14	2,125,000	$2,199,375

Road & Rail 0.40%
Kansas City Southern de Mexico SA de CV	8.000	02/01/18	945,000	1,015,875
RailAmerica, Inc.	9.250	07/01/17	972,000	1,064,340
Western Express, Inc. (S)	12.500	04/15/15	2,970,000	2,509,650

Transportation Infrastructure 0.07%
SCF Capital, Ltd. (S)	5.375	10/27/17	900,000	859,147

Information Technology 0.72%				8,412,989

Electronic Equipment, Instruments & Components 0.15%
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	1,745,000	1,827,888

IT Services 0.26%
Brightstar Corp. (S)	9.500	12/01/16	2,415,000	2,433,113
Equinix, Inc.	8.125	03/01/18	555,000	581,363

Software 0.31%
First Data Corp. (S)	8.875	08/15/20	2,175,000	2,262,000
Vangent, Inc.	9.625	02/15/15	1,450,000	1,308,625

Materials 5.51%				63,919,576

Chemicals 0.96%
American Pacific Corp.	9.000	02/01/15	2,340,000	2,342,925
Berry Plastics Corp.	8.250	11/15/15	2,680,000	2,787,200
Braskem Finance, Ltd. (Q)(S)	7.375	-	1,220,000	1,217,154
Braskem Finance, Ltd. (S)	7.000	05/07/20	1,605,000	1,669,200
Ferro Corp.	7.875	08/15/18	1,665,000	1,733,681
Nova Chemicals Corp.	6.500	01/15/12	125,000	128,906
Rhodia SA (S)	6.875	09/15/20	1,245,000	1,269,900

Containers & Packaging 0.68%
Ball Corp.	6.750	09/15/20	580,000	617,700
Ball Corp.	6.625	03/15/18	195,000	198,900
Berry Plastics Corp. (S)	9.750	01/15/21	1,255,000	1,201,663
Cascades, Inc.	7.875	01/15/20	545,000	572,250
Graham Packaging Company LP	9.875	10/15/14	375,000	388,125
Graphic Packaging International, Inc.	9.500	06/15/17	1,505,000	1,632,925
Graphic Packaging International, Inc.	7.875	10/01/18	283,000	293,613
Sealed Air Corp.	7.875	06/15/17	2,065,000	2,265,202
U.S. Corrugated, Inc.	10.000	06/12/13	715,000	679,250

Metals & Mining 2.29%
China Oriental Group Company, Ltd. (S)	7.000	11/17/17	1,750,000	1,675,625
CSN Islands XI Corp (S)	6.875	09/21/19	510,000	550,800
CSN Islands XII Corp. (Q)(S)	7.000	-	1,950,000	1,903,590
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	1,145,000	1,170,763
Gerdau Holdings, Inc. (S)	7.000	01/20/20	790,000	871,963
Gerdau Trade, Inc. (S)	5.750	01/30/21	3,615,000	3,637,413
Rain CII Carbon LLC (S)	11.125	11/15/15	6,875,000	7,390,625
Rain CII Carbon LLC (S)	8.000	12/01/18	4,450,000	4,444,438
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	1,150,000	1,574,026
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	1,465,000	1,786,907
Teck Resources, Ltd.	10.750	05/15/19	505,000	656,500
Vale Overseas, Ltd.	4.625	09/15/20	855,000	860,635

Paper & Forest Products 1.58%
ABI Escrow Corp. (S)	10.250	10/15/18	2,300,000	2,397,750
Abitibi-Consolidated Company of Canada (H)(S)	13.750	04/01/11	1,371,389	1,592,526
Celulosa Arauco y Constitucion SA (S)	5.000	01/21/21	1,110,000	1,111,683

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Clearwater Paper Corp.	10.625	06/15/16	195,000	$223,763
Grupo Papelero Scribe SA (S)	8.875	04/07/20	940,000	911,800
Mercer International, Inc. (S)	9.500	12/01/17	1,605,000	1,605,000
NewPage Corp.	11.375	12/31/14	5,995,000	5,425,475
PE Paper Escrow GmbH (S)	12.000	08/01/14	210,000	241,500
Pope & Talbot, Inc. (H)	8.375	06/01/13	1,000,000	100
Pope & Talbot, Inc. (H)	8.375	06/01/13	500,000	50
Suzano Trading, Ltd. (S)	5.875	01/23/21	3,645,000	3,590,325
Verso Paper Holdings LLC	11.500	07/01/14	510,000	553,350
Verso Paper Holdings LLC, Series B	9.125	08/01/14	750,000	744,375

Telecommunication Services 4.46%				51,817,630

Communications Equipment 0.12%
Sable International Finance, Ltd. (S)	7.750	02/15/17	585,000	621,563
SingTel Group Treasury Pte, Ltd. (SGD)(D)	3.488	04/08/20	1,000,000	777,939

Diversified Telecommunication Services 2.15%
Affinion Group Holdings, Inc. (S)	11.625	11/15/15	1,835,000	1,825,825
AT&T, Inc.	6.700	11/15/13	1,240,000	1,425,143
Axtel SAB de CV (S)	9.000	09/22/19	2,255,000	2,074,600
Axtel SAB de CV (S)	7.625	02/01/17	2,715,000	2,443,500
Cincinnati Bell, Inc.	8.750	03/15/18	2,305,000	2,086,025
Frontier Communications Corp.	8.500	04/15/20	1,245,000	1,369,500
Frontier Communications Corp.	7.125	03/15/19	710,000	734,850
GXS Worldwide, Inc.	9.750	06/15/15	2,195,000	2,167,563
Intelsat Bermuda, Ltd.	11.250	02/04/17	4,060,000	4,252,850
Level 3 Financing, Inc.	10.000	02/01/18	280,000	257,600
West Corp.	11.000	10/15/16	4,895,000	5,249,888
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,060,000	1,044,100

Wireless Telecommunication Services 2.19%
American Tower Corp.	7.000	10/15/17	1,310,000	1,519,600
Bakrie Telecom Pte, Ltd. (S)	11.500	05/07/15	3,160,000	3,333,800
CC Holdings GS V LLC/Crown Castle GS III Corp. (S)	7.750	05/01/17	870,000	959,175
Digicel Group, Ltd. (S)	8.875	01/15/15	1,680,000	1,696,800
Digicel, Ltd. (S)	8.250	09/01/17	2,945,000	3,092,250
Nextel Communications, Inc., Series D	7.375	08/01/15	4,940,000	4,767,100
NII Capital Corp.	10.000	08/15/16	695,000	771,450
NII Capital Corp.	8.875	12/15/19	910,000	985,075
SBA Tower Trust (S)	5.101	04/15/17	1,495,000	1,591,171
Sprint Capital Corp.	8.750	03/15/32	3,325,000	3,291,750
Sprint Capital Corp.	8.375	03/15/12	3,305,000	3,478,513

Utilities 0.55%				6,342,974

Electric Utilities 0.33%
Appalachian Power Company	5.000	06/01/17	900,000	961,105
Dubai Electricity & Water Authority (S)	7.375	10/21/20	1,910,000	1,785,850
United Maritime Group LLC	11.750	06/15/15	1,100,000	1,069,750

Independent Power Producers & Energy Traders 0.22%
AES Andres Dominicana/Itabo Dominicana (S)	9.500	11/12/20	1,985,000	2,024,700
Listrindo Capital BV (S)	9.250	01/29/15	455,000	501,569

Capital Preferred Securities 1.50%				$17,369,173

(Cost $16,592,916)

Financials 1.50%

Commercial Banks 1.46%
Banponce Trust I, Series A	8.327	02/01/27	750,000	558,449

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Fifth Third Capital Trust IV (6.500% to 4/15/17 then 3 month
LIBOR + 1.368%)	6.500	04/15/37	3,345,000	$3,110,850
First Midwest Capital Trust I, Series B	6.950	12/01/33	1,155,000	967,313
Keycorp Capital VII	5.700	06/15/35	2,515,000	2,146,173
Regions Financing Trust II (6.625% to 5/15/2027, then 3
month LIBOR 1.290%)	6.625	05/15/47	5,000,000	4,050,000
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month
LIBOR + 1.965%) (Q)	6.100	-	2,755,000	2,513,938
Wachovia Capital Trust III (5.800% to 03/15/2011, then
greater of 3 month LIBOR + 0.93% or 5.56975% quarterly)
(Q)	5.800	-	4,260,000	3,578,400

Diversified Financial Services 0.04%
Susquehanna Capital II	11.000	03/23/40	415,000	444,050

Convertible Bonds 3.24%				$37,596,011

(Cost $29,817,917)

Consumer Discretionary 1.74%				20,183,675

Automobiles 0.92%
Ford Motor Company	4.250	11/15/16	5,595,000	10,742,400

Household Durables 0.27%
D.R. Horton, Inc.	2.000	05/15/14	660,000	683,925
Lennar Corp. (S)	2.750	12/15/20	2,500,000	2,403,125

Media 0.55%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	5,580,000	6,354,225

Consumer Staples 0.10%				1,190,000

Tobacco 0.10%
Alliance One International, Inc.	5.500	07/15/14	1,120,000	1,190,000

Energy 0.18%				2,012,625

Energy Equipment & Services 0.06%
Newpark Resources, Inc.	4.000	10/01/17	750,000	665,625

Oil, Gas & Consumable Fuels 0.12%
Chesapeake Energy Corp.	2.500	05/15/37	660,000	556,875
Chesapeake Energy Corp.	2.250	12/15/38	1,050,000	790,125

Financials 0.50%				5,839,482

Capital Markets 0.08%
Janus Capital Group, Inc.	3.250	07/15/14	955,000	1,029,013

Real Estate Investment Trusts 0.41%
Annaly Capital Management, Inc.	4.000	02/15/15	1,440,000	1,629,000
Developers Diversified Realty Corp.	1.750	11/15/40	2,500,000	2,481,250
ProLogis	3.250	03/15/15	600,000	639,750

Thrifts & Mortgage Finance 0.01%
The PMI Group, Inc.	4.500	04/15/20	75,000	60,469

Health Care 0.26%				2,993,604

Biotechnology 0.09%
Gilead Sciences, Inc. (S)	1.000	05/01/14	455,000	469,219
MannKind Corp. (S)	5.750	08/15/15	560,000	612,847

Health Care Equipment & Supplies 0.06%
Teleflex, Inc.	3.875	08/01/17	690,000	696,038

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Health Care Providers & Services 0.11%
Laboratory Corp. of America Holdings	Zero	09/11/21	1,105,000	$1,215,500

Industrials 0.46%				5,376,625

Airlines 0.25%
Continental Airlines, Inc.	4.500	01/15/15	910,000	1,517,425
UAL Corp.	4.500	06/30/21	1,265,000	1,353,550

Containers & Packaging 0.08%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	950,000	928,625

Trading Companies & Distributors 0.13%
United Rentals, Inc.	4.000	11/15/15	815,000	1,577,025

Municipal Bonds 3.91%				$45,381,326

(Cost $45,748,710)

California 1.22%				14,191,714

Bay Area Toll Authority	7.043	04/01/50	1,110,000	1,128,226
California State Public Works Board, Series G2	8.361	10/01/34	1,965,000	2,092,980
City of Long Beach	7.282	11/01/30	480,000	471,653
County of Siskiyou	6.100	06/01/37	760,000	748,121
Los Angeles County Public Works Financing Authority	7.488	08/01/33	1,880,000	1,912,317
Los Angeles Department Of Water & Power	5.516	07/01/27	3,000,000	2,972,520
Modesto Irrigation District Financing Authority	7.204	10/01/40	1,220,000	1,295,481
Palo Alto Unified School District	5.862	07/01/27	500,000	514,580
San Diego County Regional Airport Authority	6.628	07/01/40	480,000	471,902
State of California	7.300	10/01/39	1,690,000	1,687,127
State of California	6.200	10/01/19	845,000	896,807

District of Columbia 0.30%				3,476,560

District Of Columbia Water & Sewer Authority	5.522	10/01/44	2,035,000	1,963,042
Metropolitan Washington Airports Authority, Series D	8.000	10/01/47	1,505,000	1,513,518

Florida 0.09%				1,022,160

Florida Governmental Utility Authority	7.084	10/01/40	1,000,000	1,022,160

Georgia 0.18%				2,148,262

Municipal Electric Authority of Georgia	7.055	04/01/57	2,280,000	2,148,262

Hawaii 0.06%				706,644

University of Hawaii	6.034	10/01/40	720,000	706,644

Illinois 0.11%				1,263,691

City of Chicago Il	7.168	01/01/41	1,275,000	1,263,691

Nevada 0.05%				534,966

County of Clark	6.000	07/01/28	530,000	534,966

New Jersey 0.22%				2,524,410

New Jersey Transportation Trust Fund Authority	6.104	12/15/28	2,520,000	2,524,410

New York 0.35%				4,076,592

City of New York	5.517	10/01/37	1,995,000	1,905,425
City of New York	5.206	10/01/31	990,000	946,044
Port Authority of New York & New Jersey	5.647	11/01/40	1,260,000	1,225,123

Ohio 0.20%				2,276,424

American Municipal Power-Ohio, Inc.	5.939	02/15/47	2,400,000	2,276,424

Oklahoma 0.18%				2,044,177

Grand River Dam Authority	7.155	06/01/40	2,025,000	2,044,177

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Pennsylvania 0.14%				$1,606,837

Pennsylvania Turnpike Commission	5.511	12/01/45	1,775,000	1,606,837

Texas 0.39%				4,516,822

City of San Antonio	5.808	02/01/41	2,140,000	2,154,338
Dallas Area Rapid Transit	5.022	12/01/48	1,390,000	1,308,741
Dallas-Fort Worth International Airport Facilities Improvement	7.000	01/01/16	1,015,000	1,053,743

Virginia 0.18%				2,146,007

Virginia Resources Authority	6.290	11/01/40	2,175,000	2,146,007

Washington 0.24%				2,846,060

King County Public Hospital District No 1	8.000	06/15/40	2,250,000	2,333,318
Washington St. Convention Center Public Facilities District	6.790	07/01/40	505,000	512,742

Foreign Government Obligations 24.41%				$283,392,805

(Cost $275,524,166)

Argentina 0.89%				10,316,250

Provincia de Buenos Aires (S)	11.750	10/05/15	2,665,000	2,665,000
Provincia de Cordoba (S)	12.375	08/17/17	1,785,000	1,802,850
Republic of Argentina	8.750	06/02/17	3,065,000	3,095,650
Republic of Argentina	7.000	10/03/15	3,025,000	2,752,750

Australia 1.29%				15,022,662

New South Wales Treasury Corp. (AUD)(D)	6.000	04/01/16	4,915,000	4,771,610
New South Wales Treasury Corp., Series 12 (AUD)(D)	6.000	05/01/12	10,571,000	10,251,052

Brazil 0.82%				9,530,223

Federative Republic of Brazil (BRL) (D)	10.250	01/10/28	15,880,000	9,530,223

Canada 5.35%				62,117,443

Canada Housing Trust (CAD)(D)	4.600	09/15/11	5,545,000	5,538,788
Government of Canada (CAD)(D)	4.000	06/01/16	12,390,000	13,017,737
Government of Canada (CAD)(D)	3.000	12/01/15	10,455,000	10,492,174
Government of Canada (CAD)(D)	2.500	06/01/15	11,710,000	11,530,680
Ontario School Boards Financing Corp., Series 01A2
(CAD)(D)	6.250	10/19/16	3,815,000	4,285,376
Province of Ontario (NZD)(D)	6.250	06/16/15	12,870,000	9,954,903
Province of Ontario (CAD)(D)	4.750	06/02/13	4,610,000	4,790,394
Province of Quebec (CAD)(D)	5.250	10/01/13	2,370,000	2,507,391

Chile 0.10%				1,141,875

Republic of Chile	3.875	08/05/20	1,125,000	1,141,875

Colombia 0.01%				120,450

Republic of Colombia	10.000	01/23/12	110,000	120,450

Indonesia 1.67%				19,343,169

Republic of Indonesia (IDR)(D)	14.250	06/15/13	12,500,000,000	1,658,728
Republic of Indonesia (IDR)(D)	10.000	07/15/17	36,360,000,000	4,627,400
Republic of Indonesia (IDR)(D)	9.500	06/15/15	92,970,000,000	11,521,416
Republic of Indonesia (S)	5.875	03/13/20	1,365,000	1,535,625

Malaysia 0.45%				5,248,075

Government of Malaysia (MYR)(D)	3.835	08/12/15	16,300,000	5,248,075

Mexico 0.19%				2,209,788

Government of Mexico	8.125	12/30/19	360,000	474,300
Government of Mexico	5.875	02/17/14	550,000	613,938
Government of Mexico	5.625	01/15/17	520,000	585,000

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Government of Mexico, Series A	6.375	01/16/13	490,000	$536,550

New Zealand 0.92%				10,664,585

Government of New Zealand, Series 1217 (NZD)(D)	6.000	12/15/17	13,810,000	10,664,585

Norway 0.86%				9,964,555

Government of Norway (NOK)(D)	5.000	05/15/15	34,377,000	6,092,675
Government of Norway (NOK)(D)	4.500	05/22/19	22,073,000	3,871,880

Philippines 2.27%				26,346,204

Republic of Philippines (PHP)(D)	4.950	01/15/21	180,000,000	4,326,728
Republic of the Philippines (PHP)(D)	7.750	02/18/20	280,000,000	7,198,290
Republic of the Philippines (PHP)(D)	7.000	01/27/16	590,000,000	14,821,186

Singapore 1.04%				12,117,018

Republic of Singapore (SGD)(D)	3.250	09/01/20	4,405,000	3,612,277
Republic of Singapore (SGD)(D)	1.375	10/01/14	10,900,000	8,504,741

South Korea 2.40%				27,822,895

Korea Development Bank	4.375	08/10/15	485,000	503,897
Korea Development Bank (SGD)(D)	2.440	05/25/12	2,500,000	1,915,581
Republic of Korea, Series 1212 (KRW)(D)	4.250	12/10/12	6,535,000,000	5,753,359
Republic of Korea, Series 1809 (KRW)(D)	5.750	09/10/18	20,780,000,000	19,650,058

Sweden 2.26%				26,283,259

Kingdom of Sweden (SEK)(D)	3.750	08/12/17	81,875,000	12,361,258
Kingdom of Sweden, Series 1047 (SEK)(D)	5.000	12/01/20	44,615,000	7,455,235
Swedish Export Credit Company (NZD)(D)	7.625	06/30/14	8,075,000	6,466,766

Turkey 0.14%				1,621,550

Republic of Turkey	6.750	05/30/40	1,435,000	1,621,550

Ukraine 0.12%				1,445,000

Government of Ukraine (S)	7.750	09/23/20	980,000	950,600
Government of Ukraine (S)	6.580	11/21/16	515,000	494,400

United Kingdom 3.63%				42,077,804

Government of United Kingdom (GBP)(D)	4.750	03/07/20	19,265,000	33,602,075
Government of United Kingdom (GBP)(D)	3.750	09/07/20	5,271,000	8,475,729

Term Loans (M) 1.60%				$18,592,771

(Cost $17,361,903)

Consumer Discretionary 0.55%				6,420,097

Media 0.24%
Citadel Broadcasting Corp.	11.000	06/03/15	1,384,380	1,456,588
Dex Media West, Inc.	7.000	10/24/14	600,898	507,759
SuperMedia, Inc.	11.000	12/31/15	1,219,742	781,144

Multiline Retail 0.16%
Michaels Stores, Inc.	2.563	10/31/13	1,960,681	1,889,606

Specialty Retail 0.15%
Gymboree Corp. (T)	Zero	10/24/11	1,785,000	1,785,000

Financials 0.04%				395,569

Real Estate Management & Development 0.04%
Realogy Corp.	13.500	10/15/17	365,000	395,569

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Health Care 0.04%				$503,979

Health Care Equipment & Supplies 0.04%
Bausch & Lomb, Inc. (EUR)(D)	4.046	04/24/15	398,725	503,979

Industrials 0.76%				8,845,925

Airlines 0.43%
Delta Airlines, Inc.	3.539	04/30/14	3,418,709	3,287,304
US Airways Group, Inc.	2.788	03/21/14	1,920,000	1,717,371

Trading Companies & Distributors 0.12%
Bourland & Leverich Supply Company LLC	11.000	08/13/15	1,360,000	1,360,000

Transportation Infrastructure 0.21%
Swift Transportation Company, Inc.	8.250	05/09/14	2,500,000	2,481,250

Materials 0.21%				2,427,201

Paper & Forest Products 0.21%
AbitibiBowater, Inc.	11.000	03/30/11	2,460,000	2,427,201

Collateralized Mortgage Obligations 2.81%				$32,643,097

(Cost $29,429,980)

Commercial & Residential 2.53%				29,342,824

American Home Mortgage Assets ,
Series 2006-6, Class XP IO	2.383	12/25/46	14,650,468	673,563
American Tower Trust (S),
Series 2007-1A, Class C	5.615	04/15/37	430,000	458,592
Bear Stearns Mortgage Funding Trust (P),
Series 2006-AR1, Class 2A1	0.473	08/25/36	734,956	463,945
Countrywide Alternative Loan Trust ,
Series 2006-OA12, Class X IO	2.809	09/20/46	8,991,524	367,715
Downey Savings & Loan Association Mortgage Loan Trust ,
Series 2005-AR2, Class X2 IO	2.377	03/19/45	29,847,011	1,295,718
First Horizon Alternative Mortgage Securities ,
Series 2006-RE1, Class A1	5.500	05/25/35	6,746	5,797
Global Tower Partners Acquisition Partners LLC ,
Series 2007-1A, Class G (S)	7.874	05/15/37	565,000	587,376
Greenwich Capital Commercial Funding Corp. ,
Series 2006-GG7, Class A4 (P)	6.080	07/10/38	3,310,000	3,626,865
GSR Mortgage Loan Trust (P),
Series 2005-AR6, Class 3A1	2.882	09/25/35	2,627,959	2,407,207
Harborview Mortgage Loan Trust ,
Series 2007-4, Class ES IO	0.350	07/19/47	23,108,491	128,945
Harborview Mortgage Loan Trust (S),
Series 2007-6, Class ES IO	0.342	08/19/37	16,016,716	101,866
Harborview Mortgage Loan Trust ,
Series 2005-8, Class 1X IO	2.334	09/19/35	9,480,602	367,847
Harborview Mortgage Loan Trust (P),
Series 2006-SB1, Class A1A	1.192	12/19/36	1,759,627	930,783
Harborview Mortgage Loan Trust ,
Series 2007-3, Class ES IO	0.349	05/19/47	19,450,427	127,400
IndyMac Index Mortgage Loan Trust ,
Series 2005-AR18, Class 1X IO	1.841	10/25/36	25,332,760	856,247
IndyMac Index Mortgage Loan Trust ,
Series 2005-AR18, Class 2X IO	1.876	10/25/36	26,541,181	828,085
JPMorgan Chase Commercial Mortgage Securities Corp. (P),
Series 2006-LDP7, Class AM	6.062	04/15/45	2,790,000	2,831,780
LB-UBS Commercial Mortgage Trust ,
Series 2006-C6, Class AM	5.413	09/15/39	2,925,000	2,946,296

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Morgan Stanley Capital I ,
Series 2007-IQ13, Class A4	5.364	03/15/44	2,725,000	$2,825,289
Morgan Stanley Mortgage Loan Trust ,
Series 2004-9, Class 1A (P)	6.005	11/25/34	1,796,474	1,801,358
Washington Mutual, Inc. ,
Series 2005-AR13, Class X IO	1.622	10/25/45	56,162,241	2,106,084
Washington Mutual, Inc. (P),
Series 2005-AR13, Class B1	0.853	10/25/45	1,892,843	289,700
Washington Mutual, Inc. (P),
Series 2005-AR6, Class B1	0.853	04/25/45	3,079,521	479,007
Wells Fargo Mortgage Backed Securities Trust (P),
Series 2005-AR5, Class 1A1	5.094	04/25/35	2,878,157	2,835,359

U.S. Government Agency 0.28%				3,300,273

Federal National Mortgage Association ,
Series 398, Class C3 IO	4.500	05/25/39	4,070,605	636,949
Federal National Mortgage Association ,
Series 402, Class 3 IO	4.000	11/25/39	2,916,302	514,631
Federal National Mortgage Association ,
Series 402, Class 4 IO	4.000	10/25/39	5,121,100	949,524
Federal National Mortgage Association ,
Series 402, Class 7 IO	4.500	11/25/39	7,283,099	1,199,169

Asset Backed Securities 1.16%				$13,440,683

(Cost $12,196,158)

Asset Backed Securities 1.16%				13,440,683

DB Master Finance LLC (S),
Series 2006-1, Class M1	8.285	06/20/31	2,100,000	2,123,352
Dominos Pizza Master Issuer LLC (S),
Series 2007-1, Class M1	7.629	04/25/37	3,545,000	3,615,331
Dominos Pizza Master Issuer LLC (S),
Series 2007-1, Class A2	5.261	04/25/37	4,818,000	4,938,450
Ford Auto Securitization Trust (CAD)(D)(S),
Series 2010-R3A, Class A1	1.926	06/15/13	2,835,788	2,763,550
			Shares	Value

Preferred Securities 3.19%				$37,046,040

(Cost $35,188,687)

Consumer Discretionary 0.67%				7,748,543

Automobiles 0.11%
General Motors Company, Series B, 4.750%			24,778	1,256,245

Hotels, Restaurants & Leisure 0.56%
Greektown Superholdings, Inc. (I)			58,712	6,492,298

Energy 0.11%				1,317,439

Oil, Gas & Consumable Fuels 0.11%
Apache Corp., 6.000%, Series D			21,722	1,317,439

Financials 2.41%				27,980,058

Commercial Banks 1.02%
Wells Fargo & Company, 7.500%, Series L			3,435	3,390,345
Zions Bancorporation, 9.500%, Series C			338,200	8,421,180

Diversified Financial Services 1.24%
Bank of America Corp., 7.250%, Series L			5,062	4,707,660
Citigroup Capital XIII (7.875% to 10-30-2015, then 3 month LIBOR + 6.370%)			257,710	6,772,619
Citigroup, Inc., 7.500%			23,480	2,935,000

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

Insurance 0.15%
Hartford Financial Services Group, Inc., 7.250%, Series F		75,800	$1,753,254

Common Stocks 1.71%			$19,798,728
(Cost $20,019,844)

Consumer Discretionary 0.35%			4,016,199

Auto Components 0.00%
Lear Corp. (I)		15	1,317

Hotels, Restaurants & Leisure 0.03%
Greektown Superholdings, Inc. (I)		3,048	337,044

Media 0.32%
Charter Communications, Inc., Class A (I)		84,100	2,819,032
Citadel Broadcasting Corp. (I)		4,666	118,974
Citadel Broadcasting Corp., Class A	(I)	3,927	100,139
Citadel Broadcasting Corp., Class B	(I)	22,043	562,097
Dex One Corp. (I)		5,821	27,650
SuperMedia, Inc. (I)		11,050	49,946
Vertis Holdings, Inc. (I)		325	0

Financials 1.06%			12,232,398

Capital Markets 0.23%
Apollo Investment Corp.		80,838	853,649
Ares Capital Corp.		108,222	1,778,087

Commercial Banks 0.20%
Ameris Bancorp (I)		45,098	434,745
First Michigan Bank (R)		372,222	1,857,528

Real Estate Investment Trusts 0.57%
Chimera Investment Corp.		285,470	1,141,880
Homburg Invest, Inc., Class A (I)		294,126	3,131,652
Invesco Mortgage Capital, Inc.		51,905	1,172,015
MFA Financial, Inc.		141,850	1,156,078

Thrifts & Mortgage Finance 0.06%
Viewpoint Financial Group		67,375	706,764

Materials 0.29%			3,409,690

Chemicals 0.15%
LyondellBasell Industries, Class A	(I)	32,502	949,383
LyondellBasell Industries, Class B	(I)	29,788	869,810

Paper & Forest Products 0.14%
Smurfit-Stone Container Corp. (I)		66,548	1,590,497

Telecommunication Services 0.01%			140,441

Chunghwa Telecom Company, Ltd., ADR		5,825	140,441

Warrants 0.12%			$1,357,614

(Cost $1,156,486)

Citadel Broadcasting Corp. (Expiration Date: 06/03/2030; Strike Price $0.001) (I)		50,282	1,357,614

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

		Number of
Issuer		contracts		Value

Options Purchased 0.02%				$252,124

(Cost $883,300)

Put Options 0.02%				252,124

Over the Counter Purchase Put on the EUR vs. USD (Expiration Date: 05/19/2011;
Strike Price $1.10; Counterparty: RBC Dominion Securities) (I)			27,500,000	252,124

Short-Term Investments 5.26%				$61,076,190

(Cost $61,076,190)

Repurchase Agreement 0.01%				76,190

Repurchase Agreement with State Street Corp. dated 11-30-10 at 0.010% to be repurchased at $76,190 on 12-1-10, collateralized by $75,000 U.S. Treasury Notes.,
2.500% due 4-30-15 (valued at $79,058).			76,190	76,190

		Maturity	Par value
	Yield*(%)	date		Value
Short-Term Securities 5.25%				61,000,000

Federal Home Loan Bank Discount Note	0.071	12/01/10	61,000,000	61,000,000

Total investments (Cost $1,103,723,380)† 98.89%				$1,147,870,469

Other assets and liabilities, net 1.11%				$12,836,960

Total net assets 100.00%			$1,160,707,429

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations

AUD – Australian Dollar	MYR – Malaysian Ringgit
BRL – Brazilian Real	NOK – Norwegian Krone
CAD – Canadian Dollar	NZD – New Zealand Dollar
EUR – Euro	PHP – Philippine Peso
GBP – Pound Sterling	SEK – Swedish Krona
IDR – Indonesian Rupiah	SGD – Singapore Dollar
KRW – South Korean Won

Key to Security Abbreviations and Legend

ADR American Depositary Receipts

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

Strategic Income Opportunities Fund
As of 11-30-10 (Unaudited)

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
	Acquisition		percentage of
Issuer, Description	date	Acquisition cost	Fund's net assets	Value as of 11-30-10
First Michigan Bank	4/30/2010	$2,233,332	0.16%	$1,857,528

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $261,222,698 or 22.51% of the Fund's net assets as of November 30, 2010.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

† At November 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,106,034,887. Net unrealized appreciation aggregated $41,835,582, of which $68,225,613 related to appreciated investment securities and $26,390,031 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 11-30-10:

United States	49%
Canada	7%
United Kingdom	5%
Australia	3%
Brazil	3%
South Korea	2%
Sweden	2%
Cayman Islands	2%
Philippines	2%
Indonesia	2%
Singapore	2%
New Zealand	2%
Germany	2%
Other Countries	11%
Short-Term Investments & Other	6%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

				Level 3
	Total Market		Level 2	Significant
	Value at	Level 1	Significant	Unobservable
Investments in Securities	11/30/2010	Quoted Price	Observable Inputs	Inputs

Corporate Bonds	$579,923,907	-	$564,128,435	$15,795,472

Convertible Bonds	37,596,011	-	37,596,011	-

Capital Preferred Securities	17,369,173	-	17,369,173	-

Municipal Bonds	45,381,326	-	45,381,326	-

Foreign Government Obligations	283,392,805	-	$283,392,805	-

Term Loans	18,592,771	-	16,807,771	1,785,000

Collateralized Mortgage
Obligations	32,643,097	-	30,463,518	2,179,579

Asset Backed Securities	13,440,683	-	10,677,133	2,763,550

Preferred Securities	37,046,040	30,553,742	-	6,492,298

Common Stocks	19,798,728	16,822,946	781,210	2,194,572

Warrants	1,357,614	1,357,614	-	-

Options Purchased	252,124	-	252,124	-

Short-Term Investments	61,076,190	-	61,076,190	-

Total investments in Securities	$1,147,870,469	$48,734,302	$1,067,925,696	$31,210,471

Other Financial Instruments:

Futures	($107,998)	($107,998)	-	-

Forward Foreign Currency
Contracts	(4,527,966)	-	($4,527,966)	-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Collateralized	Asset
	Corporate	Term	Mortgage	Backed	Preferred	Common
	Bonds	Loans	Obligations	Securities	Securities	Stock	Totals

Balance as of 8-31-
10	$10,694,981	-	$2,257,307	-	$9,326,879	$337,044	$22,616,211

Accrued
discounts/premiums	11,715	-	-	-	-	-	11,715

Realized gain (loss)	3,095	-	-	$8,624	-	-	11,719

Change in
unrealized
appreciation
(depreciation)	566,476	-	(71,793)	2,315	262,097	(375,804)	383,291

Net purchases
(sales)	4,519,205	1,785,000	(5,935)	2,752,611	(3,096,678)	2,233,332	8,187,535

Net transfers in and
out of Level 3	-	-	-	-	-	-	-

Balance as of 11-
30-10	$15,795,472	$1,785,000	$2,179,579	$2,763,550	$6,492,298	$2,194,572	$31,210,471

Change in
unrealized at period
end*	$566,476	-	($71,793)	$2,315	-	($375,804)	$121,194

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

During the period ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of

Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended November 30, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at November 30, 2010. During the period ended November 30, 2010, the Fund held futures contracts with total absolute values ranging from $50.9 million to $84.4 million, as measured at each quarter end.

	Number of		Expiration		Unrealized
Open Contracts	Contracts	Position	Date	Value	Depreciation

U.S. Treasury 10-Year Note
Futures	680	Short	Mar 2011	($84,394,375)	($107,998)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s unrealized appreciation/depreciation at November 30, 2010.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended November 30, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at November 30, 2010. During the period ended November 30, 2010, the Fund held forward foreign currency contracts with total USD notional absolute values ranging from $1.5 billion to $2.8 billion, as measured at each quarter end.

		Principal
	Principal	Amount
	Amount	Covered by			Unrealized
	Covered by	Contract		Settlement	Appreciation
Currency	Contract	(USD)	Counterparty	Date	(Depreciation)

Buys

			Canadian Imperial Bank of
AUD	161,850,000	$158,594,238	Commerce	1/25/2011	($4,498,179)

AUD	60,585,699	59,849,122	Royal Bank of Canada	1/25/2011	(2,165,974)

AUD	46,976,021	46,198,173	Royal Bank of Scotland PLC	1/25/2011	(1,472,688)

AUD	38,950,000	38,042,880	State Street Bank & Trust Company	1/25/2011	(958,904)

CAD	46,013,582	45,774,809	Bank of Montreal	1/25/2011	(998,944)

			Canadian Imperial Bank of
CAD	82,909,129	82,043,777	Commerce	1/25/2011	(1,364,816)

CAD	103,366,537	100,894,123	Royal Bank of Canada	1/25/2011	(308,037)

CAD	7,475,200	7,300,000	State Street Bank & Trust Company	1/25/2011	(25,875)

CAD	63,959,950	62,420,133	Toronto Dominion Bank	1/25/2011	(180,639)

EUR	34,071,664	46,798,162	Royal Bank of Canada	1/25/2011	(2,580,776)

EUR	31,194,168	43,306,584	Royal Bank of Scotland PLC	1/25/2011	(2,823,544)

EUR	39,620,146	55,007,880	State Street Bank & Trust Company	1/25/2011	(3,589,809)

EUR	66,412	90,899	Toronto Dominion Bank	1/25/2011	(4,712)

EUR	62,808,384	87,456,171	UBS AG	1/25/2011	(5,944,962)

			Canadian Imperial Bank of
GBP	16,342,906	25,991,590	Commerce	1/25/2011	(580,460)

GBP	124,804,935	198,811,654	Royal Bank of Canada	1/25/2011	(4,755,931)

GBP	62,577,168	98,982,272	Royal Bank of Scotland PLC	1/25/2011	(1,682,774)

GBP	11,650,000	18,857,266	Standard Chartered Bank	1/25/2011	(743,005)

GBP	55,544,525	88,503,262	State Street Bank & Trust Company	1/25/2011	(2,138,625)

GBP	10,872,748	17,384,992	UBS AG	1/25/2011	(479,259)

			Canadian Imperial Bank of
NZD	94,150,000	71,187,884	Commerce	1/25/2011	(1,485,721)

NZD	15,006,000	11,528,510	State Street Bank & Trust Company	1/25/2011	(419,103)

NZD	21,800,000	16,778,152	UBS AG	1/25/2011	(638,936)

		$1,381,802,533			($39,841,673)

Sells

			Canadian Imperial Bank of
AUD	102,214,673	$99,628,438	Commerce	1/25/2011	$2,310,685

AUD	55,910,994	54,657,992	Royal Bank of Canada	1/25/2011	1,425,593

AUD	27,940,716	27,120,889	Royal Bank of Scotland PLC	1/25/2011	518,762

AUD	49,858,064	47,120,358	Standard Chartered Bank	1/25/2011	(349,097)

AUD	44,423,192	43,739,349	State Street Bank & Trust Company	1/25/2011	1,444,392

CAD	23,322,456	22,725,000	Bank of Montreal	1/25/2011	29,893

CAD	7,267,750	7,000,000	Bank of Nova Scotia	1/25/2011	(72,255)

			Canadian Imperial Bank of
CAD	26,368,985	25,592,428	Commerce	1/25/2011	(67,259)

CAD	125,551,241	123,850,390	Royal Bank of Canada	1/25/2011	1,676,346

CAD	44,735,303	44,155,376	Royal Bank of Scotland PLC	1/25/2011	623,406

CAD	46,288,823	45,781,841	State Street Bank & Trust Company	1/25/2011	738,138

CAD	119,906	118,111	Toronto Dominion Bank	1/25/2011	1,430

CAD	17,487,728	17,384,992	UBS AG	1/25/2011	367,666

EUR	39,240,000	54,697,649	Bank of Montreal	1/25/2011	3,772,922

			Canadian Imperial Bank of
EUR	30,000,000	41,561,259	Commerce	1/25/2011	2,627,981

EUR	22,562,136	31,473,413	Royal Bank of Canada	1/25/2011	2,192,816

EUR	20,000,000	27,706,007	Royal Bank of Scotland PLC	1/25/2011	1,750,488

EUR	13,522,925	18,857,266	Standard Chartered Bank	1/25/2011	1,307,539

EUR	17,302,000	24,256,849	State Street Bank & Trust Company	1/25/2011	1,802,730

EUR	3,294,803	4,570,546	Toronto Dominion Bank	1/25/2011	294,630

EUR	37,828,165	50,940,542	UBS AG	1/25/2011	1,848,060

GBP	63,492	100,127	Bank of Montreal	1/25/2011	1,405

GBP	5,506,245	8,705,924	Bank of Nova Scotia	1/25/2011	144,417

			Canadian Imperial Bank of
GBP	18,750,000	29,831,681	Commerce	1/25/2011	677,827

GBP	85,047,705	136,487,678	Royal Bank of Canada	1/25/2011	4,249,368

GBP	68,261,294	108,852,207	Royal Bank of Scotland PLC	1/25/2011	2,714,620

GBP	49,124,178	78,220,569	State Street Bank & Trust Company	1/25/2011	1,838,751

GBP	22,653,207	35,403,258	Toronto Dominion Bank	1/25/2011	180,417

GBP	73,580,586	115,907,561	UBS AG	1/25/2011	1,499,155

NZD	1,900,000	1,413,220	Bank of Montreal	1/25/2011	6,591

			Canadian Imperial Bank of
NZD	73,146,930	54,747,016	Commerce	1/25/2011	594,076

NZD	63,319,942	46,039,930	Morgan Stanley & Company, Inc.	1/25/2011	(837,786)

		$1,428,647,866			$35,313,707

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the period ended November 30, 2010, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the period ended November 30, 2010, the Fund held purchased options with markets values ranging from approximately $250,000 to $2.6 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

	Financial instruments	Asset Derivatives	Liability Derivatives
Risk	location	Fair Value	Fair Value

Interest rate contracts	Futures	-	($107,998)

	Foreign forward currency
Foreign exchange	contracts/Purchased
contracts	Options*	36,892,228	(41,168,070)

Total		$36,892,228	($41,276,068)

*Purchased options are included in the Portfolio's Investments.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

356Q1 11/10
1/11

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: January 24, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011